UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04146

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JOHN HANCOCK VARIABLE INSURANCE TRUST

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 12/31

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Date of reporting period: 12/31/21

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared three annual reports to shareholders for the year ended December 31, 2021. The first report applies to 35 of the Registrant's portfolios, the second report applies to 11 of the Registrant's portfolios and the third report applies to 4 of the Registrant's portfolios. In addition, the December 31, 2021 annual reports for American Fund Insurance Series, which includes master funds in which the Registrant's portfolios invest, is included herein.

JOHN HANCOCK
Variable Insurance Trust

Annual report
December 31, 2021

John Hancock Variable Insurance Trust
Annual report — Table of contents

Portfolio	Manager’s commentary and fund performance	Summary Portfolio of investments
500 Index Trust	4	44
American Asset Allocation Trust	5	45
American Global Growth Trust	6	45
American Growth Trust	7	45
American Growth-Income Trust	8	45
American International Trust	9	46
Blue Chip Growth Trust	10	46
Capital Appreciation Trust	11	47
Capital Appreciation Value Trust	12	47
Disciplined Value International Trust	13	54
Emerging Markets Value Trust	14	55
Equity Income Trust	15	57
Financial Industries Trust	16	58
Fundamental All Cap Core Trust	17	58
Fundamental Large Cap Value Trust	18	59
Global Equity Trust (formerly Global Trust)	19	60
Health Sciences Trust	20	61
International Equity Index Trust	21	62
Portfolio	Manager’s commentary and fund performance	Summary Portfolio of investments
International Small Company Trust	22	64
Lifestyle Balanced Portfolio	23	65
Lifestyle Conservative Portfolio	24	65
Lifestyle Growth Portfolio	25	66
Lifestyle Moderate Portfolio	26	66
Mid Cap Growth Trust (formerly Mid Cap Stock Trust)	27	66
Mid Cap Index Trust	28	67
Mid Value Trust	29	69
Real Estate Securities Trust	30	70
Science & Technology Trust	31	70
Small Cap Index Trust	32	71
Small Cap Opportunities Trust	33	73
Small Cap Stock Trust	34	74
Small Cap Value Trust	35	75
Small Company Value Trust	36	75
Strategic Equity Allocation Trust	37	76
Total Stock Market Index Trust	38	78

2

John Hancock Variable Insurance Trust
Manager’s commentary and portfolio performance

Trust performance
In the following pages, we have set forth information regarding the performance of each portfolio of John Hancock Variable Insurance Trust (the trust). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate and shares, when redeemed, may be worth more or less than their original cost.
Performance tables
The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what the annual return would have been if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the portfolio, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the portfolio. If these were included, performance would be lower.
Graph—change in value of $10,000 investment and comparative indexes
The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10-year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized blended benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.
Portfolio managers’ commentary
Finally, we have provided portfolio manager commentary regarding each portfolio’s performance during the year ended December 31, 2021. The views expressed are those of the portfolio managers as of December 31, 2021, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the Federal Deposit Insurance Corporation (FDIC), are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust’s prospectus.

Standard & Poor’s, Standard & Poor’s 500, S&P 500, and S&P MidCap 400 Index are trademarks of The McGraw-Hill Companies, Inc. Russell 1000, Russell 2000, Russell 3000, and Russell Midcap are trademarks of Frank Russell Company. Wilshire 5000 is a trademark of Wilshire Associates. MSCI Europe, Australasia, and the Far East, EAFE, and MSCI are trademarks of MSCI. Bloomberg is a registered trademark of Bloomberg LP. Lipper is a registered trademark of Reuters S.A. None of the trusts is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in the trust.
3

500 Index Trust
Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Boncana Maiga, CFA, CIM, and Ashikhusein Shahpurwala, CFA. Effective April 21, 2022, Brett Hryb will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) at the time of investment in (a) as a group, common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the Subadvisor believes as a group will behave in a manner similar to the S&P 500 Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Information technology	28.4
Health care	13.0
Consumer discretionary	12.2
Financials	10.4
Communication services	9.9
Industrials	7.6
Consumer staples	5.7
Real estate	2.7
Energy	2.6
Materials	2.5
Utilities	2.4
Short-term investments and other	2.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, the 500 Index Trust Series NAV shares returned 28.36% and the S&P 500 Index returned 28.71%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, returning 28.71%, as massive federal government stimulus and the rollout of highly effective COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. The subsequent approval of vaccines for younger populations, booster shots for adults, and new health solutions signaled a path toward more normal economic activity. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron virus variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions. Amid this backdrop, the S&P 500 Index notched 70 record highs in 2021, with notable advances coming from the economically sensitive energy and financials sectors as well as the more-defensive real estate sector and secularly driven information technology sector. Even the weakest performers in the index coming from the utilities and consumer staples sectors ended the year with positive returns.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
500 Index Trust Series I	28.29	18.13	16.22	130.00	349.42
500 Index Trust Series II	28.04	17.89	16.00	127.69	341.19
500 Index Trust Series NAV	28.36	18.18	16.27	130.49	351.40
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Series I and Series II shares were first offered on November 5, 2012. For periods prior to November 5, 2012, the performance shown links the performance of the Series NAV shares. Series NAV shares have lower expenses than Series I and Series II shares. Had the performance for periods prior to November 5, 2012 reflected Series I and/or Series II expenses, performance would be lower.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.55	0.75	0.50
Net (%)	0.30	0.50	0.25
4

American Asset Allocation Trust
Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Alan N. Berro, David A. Daigle, Peter Eliot, Jeffrey T. Lager, Jin Lee, John R. Queen

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term. The trust invests all of its assets in Class 1 shares of its master fund, Asset Allocation FundSM, a series of American Funds Insurance Series. The master fund invests in a diversified portfolio of common stocks and other equity securities, bonds, and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). In addition, the master fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by a nationally recognized statistical rating organization designated by the master fund’s investment advisor or unrated but determined to be of equivalent quality by the master fund’s investment advisor).
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Portfolio Composition (% of net assets)*
Common stocks	72.4
Corporate bonds	10.9
U.S. Government and Agency obligations	8.4
Collateralized mortgage obligations	4.7
Asset backed securities	1.3
Foreign government obligations	0.1
Municipal bonds	0.1
Short-term investments and other	2.1
* The weightings represent the holdings of the American Asset Allocation Trust. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, American Asset Allocation Trust Series II shares returned 14.61% and a blend of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index returned 15.86%.
Environment  ►  U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector returned nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement, and an expansion of the child tax credit.
U.S. fixed-income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59bps to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77bps and 4bps, respectively.
Investments in the financials sector were additive to returns. Positions in Broadcom, Inc. and an out of benchmark position in ASML Holding NV, in the information technology sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the healthcare sector dragged on returns, while a smaller-than-index position in Alphabet, Inc. detracted from relative returns.
The portfolio’s fixed-income investments were additive to relative returns due to sector positioning and security selection, particularly allocation to high-yield bonds.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
American Asset Allocation Trust Series I	14.71	11.31	10.93	70.88	182.18
American Asset Allocation Trust Series II	14.61	11.20	10.79	70.01	178.71
American Asset Allocation Trust Series III	15.07	11.69	11.32	73.82	192.16
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Blended Index	15.86	12.62	11.14	81.13	187.59
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series III
Gross (%)	0.93	1.08	0.58
Net (%)	0.92	1.07	0.57
5

American Global Growth Trust
Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Patrice Collette, Paul Flynn, Roz Hongsaranagon, Jonathan Knowles

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide long-term growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, Global Growth FundSM, a series of American Funds Insurance Series. Global Growth Fund invests primarily in common stocks of companies located around the world that the advisor believes have potential for growth. As a fund that seeks to invest globally, Global Growth Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries). Under normal market conditions, Global Growth Fund seeks to invest at least 30% of its net assets in issuers outside the United States. Although the master fund focuses on investments in medium to larger capitalization companies, the master fund’s investments are not limited to a particular capitalization size.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)*
Information technology	32.7
Consumer discretionary	18.2
Health care	15.3
Financials	8.6
Communication services	8.0
Consumer staples	6.1
Industrials	3.3
Materials	2.1
Energy	1.4
Real estate	0.4
Short-term investments and other	3.9
* The weightings represent the holdings of the American Global Growth Trust. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, American Global Growth Trust Series II shares returned 15.92% and the MSCI ACWI returned 18.54%.
Environment  ►  Global stocks rallied boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates, and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging-markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.
Stock selection within the healthcare sector was the top driver of additive returns. Compared to the index, weightings in information technology sector firms
ASML Holding NV and Microsoft Corp. benefitted the portfolio and were among its top contributors to relative returns. The biggest detractor from relative returns was stock selection in the information technology sector where PayPal Holdings, Inc. was the top detractor.
On a geographic basis, stocks of companies domiciled in the Netherlands and Japan were among the top contributors to relative results, while stocks of companies based in Hong Kong and the United States were among the top detractors.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
American Global Growth Trust Series I	16.00	19.23	15.23	140.94	312.69
American Global Growth Trust Series II	15.92	19.15	15.11	140.17	308.45
American Global Growth Trust Series III	16.41	19.65	15.63	145.20	327.29
MSCI ACWI	18.54	14.40	11.85	95.92	206.49
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The MSCI All Country World Index (ACWI) tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed and emerging markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series III
Gross (%)	1.21	1.36	0.86
Net (%)	1.20	1.35	0.85
6

American Growth Trust
Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Paul Benjamin, Mark L. Casey, Irfan M. Furniturewala, Anne-Marie Peterson, Andraz Razen, Alan J. Wilson

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, Growth FundSM, a series of American Funds Insurance Series. Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. Growth Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the U.S.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)*
Information technology	24.0
Consumer discretionary	19.9
Communication services	19.7
Health care	11.1
Industrials	7.2
Financials	6.7
Consumer staples	2.7
Materials	2.2
Energy	2.0
Utilities	0.7
Real estate	0.2
Short-term investments and other	3.6
* The weightings represent the holdings of the American Growth Trust. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, American Growth Trust Series II shares returned 21.49% and the S&P 500 Index returned 28.71%.
Environment  ►  U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement, and an expansion of the child tax credit.
The portfolio’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in Tesla, Inc. and ASML Holding NV, both of which outpaced the broader market, were additive to relative results. On the downside, security selection in the information technology and healthcare sectors detracted. An out of benchmark position in RingCentral, Inc. and a lower-than-benchmark position in NVIDIA Corp., which outpaced the market, detracted from relative returns.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
American Growth Trust Series I	21.55	24.97	19.27	204.84	482.75
American Growth Trust Series II	21.49	24.89	19.16	203.83	477.34
American Growth Trust Series III	22.00	25.40	19.69	210.11	503.45
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series III
Gross (%)	0.99	1.14	0.64
Net (%)	0.98	1.13	0.63
7

American Growth-Income Trust
Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Charles E. Ellwein, J. Blair Frank, S. Keiko McKibben, Donald D. O'Neal, William L. Robbins, Carlos A. Schonfeld

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide long-term growth of capital and income. The trust invests all of its assets in Class 1 shares of its master fund, Growth-Income FundSM, a series of American Funds Insurance Series. Growth-Income Fund invests primarily in common stocks or other securities that Growth-Income Fund’s investment advisor believes demonstrate the potential for appreciation and/or dividends. Although Growth-Income Fund focuses on investments in medium to larger capitalization companies, its investments are not limited to a particular capitalization size. Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the U.S. Growth-Income Fund is designed for investors seeking both capital appreciation and income.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)*
Information technology	24.4
Communication services	14.8
Health care	12.2
Consumer discretionary	10.5
Industrials	10.3
Financials	9.5
Materials	4.4
Consumer staples	3.2
Energy	3.1
Utilities	2.5
Real estate	2.3
Short-term investments and other	2.8
* The weightings represent the holdings of the American Growth-Income Trust. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, American Growth-Income Trust Series II shares returned 23.51% and the S&P 500 Index returned 28.71%.
Environment  ►  U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement, and an expansion of the child tax credit.
Allocation to the energy sector and security selection in the communication services sector were additive to the portfolio’s relative returns. Within individual stock selection, a higher-than-index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market.
On the downside, security selection in the information technology, consumer discretionary, and real estate sector investments were a drag on relative returns. An investment in media firm Comcast hindered results, as its shares lagged the broader market over the period. Additionally, lack of exposure to benchmark position NVIDIA Corp also detracted from relative performance.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
American Growth-Income Trust Series I	23.61	15.97	15.01	109.79	304.93
American Growth-Income Trust Series II	23.51	15.88	14.89	108.95	300.79
American Growth-Income Trust Series III	24.13	16.38	15.42	113.54	319.44
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series III
Gross (%)	0.93	1.08	0.58
Net (%)	0.92	1.07	0.57
8

American International Trust
Capital Research and Management CompanySM, investment advisor for American Funds Insurance Series
Portfolio Managers: Nicholas J. Grace, Sung Lee, Renaud H. Samyn, Christopher M. Thomsen

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide long-term growth of capital. The trust invests all of its assets in Class 1 shares of its master fund, International FundSM, a series of American Funds Insurance Series. International Fund invests primarily in common stocks of companies located outside the United States, including in companies domiciled in developing countries, that its advisor believes have the potential for growth.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)*
Financials	17.1
Industrials	12.5
Information technology	12.5
Health care	11.0
Consumer discretionary	10.4
Energy	7.8
Materials	6.7
Communication services	5.2
Consumer staples	3.6
Utilities	2.4
Real estate	0.5
Short-term investments and other	10.3
* The weightings represent the holdings of the American International Trust. For further details, please visit the American Funds website at americanfunds.com/afis.

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, American International Trust Series II shares declined 1.96% and the MSCI ACWI ex USA Index returned 7.82%.
Environment  ►  Global stocks rallied boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates, and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging-markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.
Regarding the portfolio, investments within the healthcare and financials sectors hindered relative returns. Among individual securities, Brazilian cloud technology platform StoneCo, Ltd. (out of benchmark) was a top detractor as its stock lagged the broader market. On the positive side, allocation to the energy sector boosted relative returns. Within individual securities, a higher-than-index position in ABN AMRO Bank NV was additive to returns as the stock outpaced the wider market. On a geographic basis, security selection in the euro zone, particularly Germany, detracted from relative results. Stock selection in emerging markets also detracted. Security selection in Canada boosted relative returns.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
American International Trust Series I	-1.81	9.23	7.74	55.50	110.70
American International Trust Series II	-1.96	9.08	7.58	54.44	107.63
American International Trust Series III	-1.50	9.61	8.11	58.21	118.17
MSCI ACWI ex USA Index	7.82	9.61	7.28	58.22	101.96
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The MSCI All Country World Index (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series III
Gross (%)	1.19	1.34	0.84
Net (%)	1.18	1.33	0.83
9

Blue Chip Growth Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Paul Greene II

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide long-term growth of capital with current income as a second objective. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large and medium-sized blue chip growth companies that, in the subadvisor’s view, are well established in their industries and have the potential for above-average earnings growth.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Information technology	42.4
Communication services	23.3
Consumer discretionary	19.7
Health care	9.8
Financials	2.7
Industrials	1.4
Materials	0.3
Real estate	0.1
Short-term investments and other	0.3

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Blue Chip Growth Trust Series I shares returned 16.87% and the S&P 500 Index returned 28.71%.
Environment  ►  Even though the coronavirus pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered—facilitated by the rollout of coronavirus vaccines and some federal fiscal relief—and as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of the coronavirus; and the U.S. Federal Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
The consumer discretionary sector was the leading detractor from relative results, driven primarily by security choices such as Amazon.com, Inc. Shares of Amazon.com underperformed as e-commerce decelerated against tough comps from coronavirus peaks, overshadowing tremendous strength from the company’s Amazon Web Services and advertising segments.
Stock selection in the information technology sector also hindered relative returns, driven by Global Payments, Inc. (sold prior to year end). Shares fell as better-than-expected topline and bottom-line results weren't enough to shake the disruption narrative that has plagued legacy payment processors as of late.
An overweight exposure coupled with stock picks in the communication services sector further weighed on relative performance.
In contrast, the consumer staples sector contributed due to a significant underweight position as the defensive haven fell out of favor during the past 12 months, with risk-seeking behavior prevailing. The portfolio had minimal exposure to the consumer staples as the sector generally lacks compelling growth opportunities that meet our investment criteria.
A lack of exposure to the utilities sector also aided relative returns as the largely defensive sector lagged the index overall.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Blue Chip Growth Trust Series I	16.87	23.14	19.18	183.11	478.10
Blue Chip Growth Trust Series II	16.63	22.89	18.94	180.27	466.72
Blue Chip Growth Trust Series NAV	16.92	23.20	19.24	183.80	481.11
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Russell 1000 Growth Index	27.60	25.32	19.79	209.08	508.25
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.82	1.02	0.77
Net (%)	0.81	1.01	0.76
10

Capital Appreciation Trust
Subadvisor: Jennison Associates LLC
Portfolio Managers: Blair A. Boyer, Michael A. Del Balso, Rebecca Irwin, Natasha Kuhlkin, CFA, Kathleen A. McCarragher, Spiros (Sig) Segalas

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital by investing at least 65% of the trust’s total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadvisor believes to have above-average growth prospects.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Information technology	42.7
Consumer discretionary	27.8
Communication services	15.8
Health care	5.8
Consumer staples	3.4
Financials	2.3
Industrials	1.8
Short-term investments and other	0.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Capital Appreciation Trust Series I shares returned 15.75% and the Russell 1000 Growth Index returned 27.60%.
Environment  ►  The U.S. economy expanded in 2021, as policymakers continued to support growth and combat the effects of the pandemic. Corporate earnings remained extremely strong, continuing the recovery from the pandemic lows. The final three months of the year were marked by the emergence of the Omicron variant of COVID-19, as well as heightened concerns over inflation, and the possibility of higher interest rates in 2022. Against this backdrop, equity markets rose to all-time highs to end the year.
Information technology holdings contributed the most to absolute returns during the period, but lagged the index. Within the sector, underweights to
Microsoft Corp. and Apple Inc. detracted from relative performance, while an overweight position in NVIDIA Corp. contributed. NVIDIA posted an impressive gain on the back of compelling secular growth and positive earnings surprises. We remain positive on Apple and Microsoft; however, despite our exposure to both, the benchmark’s high degree of concentration in these names leads us to a consistent underweight position. Block, Inc. (formerly Square, Inc.), RingCentral, Inc., Twilio, Inc. and Coupa Software, Inc. were detractors. Block’s stock price was challenged by tough year-over-year revenue growth comparisons following very strong results in 2020. Twilio came under pressure as organic growth (ex-recent acquisitions) slowed significantly. We exited the positions in RingCentral and Coupa Software on concerns about their growth trajectories.
Consumer discretionary positions were solid contributors to portfolio performance in aggregate, but lagged the index. Tesla, Inc. surged, as it continued to exceed expectations around production, deliveries and profit margins. On the downside, fitness company Peloton Interactive, Inc. detracted from performance, and the position was exited during the period.
Communication services holdings also contributed positively to absolute returns, but underperformed on a relative basis. Alphabet, Inc.’s stock significantly appreciated during the period, ending the year close to its all-time high. The portfolio's small underweight position detracted. Meanwhile, Sea, Ltd. and Spotify Technology SA were detractors during the period. Sea, Ltd., a leading Southeast Asian gaming and e-commerce company, came under pressure during the fourth quarter on concerns over slowing gaming revenues, losses from global expansion, and rising Brazil risk. Spotify faced challenges with subscription growth and content costs.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Trust Series I	15.75	26.59	20.14	225.07	526.32
Capital Appreciation Trust Series II	15.64	26.35	19.91	222.07	514.60
Capital Appreciation Trust Series NAV	15.76	26.65	20.19	225.81	529.28
Russell 1000 Growth Index	27.60	25.32	19.79	209.08	508.25
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 1000 Growth Index tracks the performance of publicly traded large-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.80	1.00	0.75
Net (%)	0.79	0.99	0.74
11

Capital Appreciation Value Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David R. Giroux, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing primarily in common stocks of established U.S. companies that have above-average potential for capital growth. Common stocks typically constitute at least 50% of the trust’s total assets. The remaining assets are generally invested in other securities, including convertible securities, corporate and government debt, bank loans, foreign securities, futures, and options. The trust may invest up to 20% of its total assets in foreign securities.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Portfolio Composition (% of net assets)
Common stocks	72.0
Term loans	9.9
Corporate bonds	7.2
Preferred securities	0.8
Asset backed securities	0.2
Short-term investments and other	9.9

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, the Capital Appreciation Value Trust Series I shares returned 18.13% and the S&P 500 Index returned 28.71%.
Environment  ►  Even though the coronavirus pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered—facilitated by the rollout of coronavirus vaccines and some federal fiscal relief—and as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of the coronavirus; and the U.S. Federal Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
In 2021, the portfolio posted a positive return but lagged its all-equity S&P 500 Index. The portfolio’s equity holdings posted a strongly positive return but slightly trailed its S&P 500 Index benchmark. The portfolio’s fixed-income holdings posted a positive return during the one-year period, strongly outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index.
Our overall fixed-income weight increased slightly over the year. Our largest exposure remains in bank loans, which we think at current levels offer compelling risk-adjusted return profiles.
Within equities, information technology weighed on relative performance, due to stock picks such as Global Payments, Inc., which was sold prior to year end. Global Payments is a U.S.-centric merchant acquirer and leading provider of cloud and enterprise applications to help businesses simplify operations and offer customer-friendly payment solutions. Shares underperformed on disappointing revenue hampered by economic restrictions related to the pandemic combined with increased investor concern about disruptive competitors in the merchant acquirer space. The consumer discretionary sector also detracted from relative returns due to stock choices such as Amazon.com, Inc. The industrials and business services sector further weighed on relative results due to stock picks, such as General Electric Company. Conversely, the healthcare sector contributed to relative outperformance due to stock selection. Diversified medical equipment and supplies conglomerate Danaher Corp. outperformed on strong revenue growth from its life sciences and diagnostics businesses, as tailwinds from coronavirus-related demand have proven durable. News of its acquisition of Aldevron, a manufacturer of high-quality plasmid DNA, mRNA, and proteins needed for a range of biotechnology and pharmaceutical applications, also contributed to the upside. Communication services aided relative results driven by stock selection, led by Alphabet, Inc.
The portfolio's covered call strategy contributed to the portfolio's performance on an absolute basis but detracted overall.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Capital Appreciation Value Trust Series I	18.13	14.79	13.57	99.28	256.84
Capital Appreciation Value Trust Series II	17.85	14.56	13.34	97.28	249.75
Capital Appreciation Value Trust Series NAV	18.16	14.83	13.62	99.66	258.67
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	15.86	12.62	11.14	81.13	187.59
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.94	1.14	0.89
Net (%)	0.93	1.13	0.88
12

Disciplined Value International Trust
Subadvisor: Boston Partners Global Investors, Inc.
Portfolio Managers: Joseph F. Feeney, Jr., CFA, Christopher K. Hart, CFA, and Joshua M. Jones, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital. The trust invests primarily in equity securities of companies located outside the U.S., including emerging markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	21.0
Industrials	18.3
Health care	10.6
Energy	8.9
Consumer discretionary	8.8
Consumer staples	7.9
Materials	7.8
Information technology	5.9
Communication services	4.7
Utilities	3.2
Real estate	0.7
Short-term investments and other	2.2

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Disciplined Value International Trust Series I shares returned 13.06% and the MSCI EAFE Index returned 11.26%.
Environment  ►  International equity markets, as represented by the MSCI EAFE Index, posted robust returns during 2021. Equities moved higher during the first half of the year as the global population got vaccinated and lockdown measures eased, leading to robust earnings growth. International equity markets moved sideways during the back half of the year due to supply bottlenecks and the Delta and Omicron variants.
For the year, the strategy outperformed the MSCI EAFE Index. Relative to the MSCI EAFE Index, stock selection drove performance, led by the financials, energy, and communication services sectors. In financials, our bank holdings, including BNP Paribas SA and ING Groep NV, outperformed on improving earnings from credit provision releases and increased margins from higher interest rates. In energy, our oil and gas holdings, including Cenovus Energy, Inc. (out of benchmark position), Canadian Natural Resources, Ltd. (out of benchmark position), and TotalEnergies SE, outperformed on higher oil prices from supply/demand imbalances. Management teams within energy have improved capital allocation, favoring capital spending discipline and return of capital to shareholders. We expect oil prices to strengthen given the capital discipline and growing demand for oil as economies emerge from the pandemic. Within communication services, not holding telecom services company Softbank Group Corp. aided performance The stock has been under pressure since midyear when the company declined to pledge a continuation of buybacks that have propped up its stock. On the other hand, security selection in the industrials sector detracted from performance.
Sector allocation also contributed positively to relative performance, thanks to our overweight allocation to the financials and energy sectors, and underweight in the healthcare sector. Our overweight in financials is driven by banks. Overall, banks offer cheap valuations and healthy capital return. The international bank positioning is bar-belled with deep value and high quality. While we are underweight the healthcare sector, we continue to hold large pharmaceutical positions, including Sanofi, Novartis AG, Roche Holdings AG and GlaxoSmithKline PLC. However, sector allocation in the information technology sector hurt performance. Not holding ASML Holding NV proved to be a disadvantage.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Disciplined Value International Trust Series I	13.06	5.48	5.93	30.54	77.98
Disciplined Value International Trust Series II	12.86	5.28	5.73	29.32	74.49
Disciplined Value International Trust Series NAV	13.15	5.54	5.98	30.96	78.78
MSCI EAFE Index	11.26	9.55	8.03	57.77	116.50
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.94	1.14	0.89
Net (%)	0.93	1.13	0.88
13

Emerging Markets Value Trust
Subadvisor: Dimensional Fund Advisors LP
Portfolio Managers: Jed S. Fogdall, Allen Pu, CFA, PhD, Bhanu P. Singh, Ethan Wren, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Subadvisor.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	27.2
Materials	14.6
Information technology	13.5
Consumer discretionary	9.9
Energy	9.1
Industrials	8.5
Real estate	5.1
Communication services	3.5
Consumer staples	3.2
Health care	2.6
Utilities	1.6
Short-term investments and other	1.2

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Emerging Markets Value Trust Series NAV shares returned 11.25% and the MSCI Emerging Markets Index declined 2.54%.
Environment  ►  In U.S. dollar terms, emerging markets had negative performance for the year, trailing both the U.S. and developed ex-U.S. markets.
Most emerging-markets currencies, such as the Chilean peso, the Colombian peso, and especially the Turkish lira, depreciated relative to the U.S. dollar. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of emerging markets.
Along the market capitalization dimension, small caps (MSCI Emerging Markets Small Cap Index) outperformed large caps (MSCI Emerging Markets Index). Mid caps (MSCI Emerging Markets Mid Cap Index), a subset of the MSCI Emerging Markets Index universe, underperformed small caps and outperformed large caps.
Along the relative price dimension, large-cap value stocks (MSCI Emerging Markets Value Index) outperformed large-cap growth stocks (MSCI Emerging Markets Growth Index), and small-cap value stocks (MSCI Emerging Markets Small Cap Value Index) underperformed small-cap growth stocks (MSCI Emerging Markets Small Cap Growth Index).
The portfolio’s focus on value stocks contributed positively to relative performance. The portfolio’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance. At the sector level, the portfolio was overweight in the energy sector due to the focus on value stocks, and the energy sector outperformed the portfolio’s benchmark. An underweight in the consumer discretionary sector also helped performance. Conversely, the portfolio’s overweight in the real estate sector detracted from relative performance.
From a country perspective, investments in China and Taiwan contributed, while Saudi Arabia detracted.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Emerging Markets Value Trust Series I	11.18	7.93	4.25	46.45	51.61
Emerging Markets Value Trust Series II	11.08	7.74	4.14	45.15	50.03
Emerging Markets Value Trust Series NAV	11.25	7.99	4.31	46.88	52.44
MSCI Emerging Markets Index	-2.54	9.87	5.49	60.14	70.62
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Series II shares were first offered on May 27, 2015. The performance shown links the performance of Series NAV Shares, which have lower expenses than Series II Shares. Had the performance prior to May 27, 2015 reflected Series II expenses, performance would be lower.
The MSCI Emerging Markets (EM) Index tracks the performance of publicly traded large- and mid-cap emerging-market stocks.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.11	1.31	1.06
Net (%)	1.10	1.30	1.05
14

Equity Income Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: John D. Linehan, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide substantial dividend income and also long-term growth of capital. The trust invests at least 80% of its total net assets (plus any borrowings for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Financials	22.6
Health care	17.0
Industrials	10.6
Information technology	9.2
Utilities	9.0
Consumer staples	6.9
Energy	5.5
Materials	5.0
Real estate	4.6
Communication services	4.6
Consumer discretionary	3.6
Short-term investments and other	1.4

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Equity Income Trust Series I shares returned 25.42% and the Russell 1000 Value Index returned 25.16%.
Environment  ►  The Russell 1000 Value Index posted positive returns during the one-year period ended December 31, 2021. Within the Russell 1000 Value Index, all the sectors posted positive returns. Energy, real estate, and financials posted the strongest gains.
Financials was the primary relative contributor for the period, due to strong stock selection. Shares of Wells Fargo ended higher after continued consumer credit resilience and the U.S. Federal Reserve greenlighting banks to resume returning capital to shareholders in the second half of the year. Despite shares being affected by headlines in which the Office of the
Comptroller of the Currency assessed a civil penalty against the company in relation to deficiencies in its lending loss mitigation program, the company delivered strong loan growth figures late in the period, lifting shares.
Stock choices such as Applied Materials, Inc. in the information technology sector also aided relative performance. Applied Materials rose over the period as shares continued to benefit from cyclical strength within the industry and robust semiconductor demand over the year.
The communication services sector further contributed to relative returns due to an underweight allocation.
Conversely, stock selection in the consumer discretionary sector detracted from relative performance. Shares of Las Vegas Sands Corp. finished lower following continued coronavirus-related travel restrictions imposed by the Macanese government. Shares were also pressured due to the potential for more restrictive concession terms in Macau.
The industrials sector also hindered relative performance due to unfavorable stock choices. General Electric Company underperformed the broader sector for the period following a muted reaction to the company’s proposed plan to split into three separate companies late in the period. Additionally, with the initial reports of the Omicron variant, there was growing concern within the market regarding the impact the variant would have on the aviation industry.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Equity Income Trust Series I	25.42	10.97	11.86	68.31	206.67
Equity Income Trust Series II	25.21	10.75	11.64	66.62	200.69
Equity Income Trust Series NAV	25.49	11.02	11.92	68.67	208.27
Russell 1000 Value Index	25.16	11.16	12.97	69.76	238.46
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.79	0.99	0.74
Net (%)	0.78	0.98	0.73
15

Financial Industries Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Susan A. Curry, Ryan Lentell, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks growth of capital. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that are principally engaged in financial services.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Industry Composition (% of net assets)
Banks	55.8
Capital markets	17.0
Insurance	14.2
Consumer finance	5.5
Equity real estate investment trusts	3.1
Thrifts and mortgage finance	1.2
Diversified financial services	1.0
Real estate management and development	0.7
Short-term investments and other	1.5

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Financial Industries Trust Series I shares returned 29.70% and the S&P 500 Financials Index returned 35.04%.
Environment  ►  Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs. Although concerns about new variants of the coronavirus, rising inflation, and the possibility of higher rates in 2022 weighed on sentiment late in the period, the major world indexes closed the year at or near all-time highs.
The financials sector performed well in this environment and outperformed global markets, as measured by the MSCI World Index. From a subsector perspective, performance was generally strong across the board although it varied widely, with financial technology companies generally underperforming. Industries such as real estate, capital markets, and banks outpaced their peers.
Several of the portfolio’s positions in the alternative asset management space contributed to relative performance during the period. These companies benefited from significant AUM growth as a result of solid investment performance as well as impressive fundraising due to substantial investor demand for alternative investment products. In addition, strong stock selection within banks as well as an underweight in diversified financial services contributed to performance.
The Blackstone Group, Inc., one of the largest alternative asset managers in the world, aided in the portfolio’s strong performance during the period. Its shares outperformed amid strong earnings growth owing to tremendous fundraising activity, impressive investment performance, and a favorable realization environment.
Western Alliance Bancorp, an Arizona-based regional bank, was also among the major contributors. Western Alliance posted some of the strongest loan growth in the industry during the year as the accelerating rollout of coronavirus vaccines and economic normalization provided a tailwind to the bank’s hotel and hospitality loan segment. It was also lifted by expectations that its rate-sensitive commercial loan portfolio would benefit from an environment of rising interest rates.
The portfolio’s positions in several financial technology companies detracted from performance during the period, including out of benchmark position Visa, Inc. (sold prior to year end). After a strong year in 2020, many of these companies underperformed as investors shifted away from names that worked well during the onset of the COVID-19 pandemic and moved toward beneficiaries of the economic recovery. Another out of benchmark position, speciality insurer, Kinsale Capital Group, Inc. (sold prior to year end), which focuses on hard-to-place insurance for smaller companies, also detracted from performance.
Over the period, we positioned the portfolio consistent with our view related to the global economic recovery and its impact on the global financials sector. This led us to substantially increase our U.S. bank exposure early in the year as the United States recovery strengthened and it became clear that credit expenses would be well contained. We also reduced exposure or sold out of select names which had outperformed through the onset of the COVID-19 pandemic. In particular, we significantly decreased our exposure to financial technology companies after their strong run in 2020 and allocated the capital to other areas of the financial sector with more attractive relative valuations.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Financial Industries Trust Series I	29.70	11.48	12.87	72.17	235.53
Financial Industries Trust Series II	29.38	11.25	12.64	70.41	228.83
Financial Industries Trust Series NAV	29.70	11.52	12.92	72.52	236.93
S&P 500 Financials Index	35.04	13.26	16.32	86.38	353.61
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Lipper Financial Services Index	35.90	11.56	14.67	72.81	293.02
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Financials Index tracks the performance of publicly traded large-cap financial companies in the United States.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Lipper Financial Services Index consists of the 30 largest funds in the Lipper peer category that invest primarily in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies and securities/brokerage firms.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.94	1.14	0.89
Net (%)	0.93	1.13	0.88
16

Fundamental All Cap Core Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Emory (Sandy) Sanders, CFA, Jonathan T. White, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Market capitalizations of these companies will span the capitalization spectrum. Equity securities include common, convertible, and preferred securities and their equivalents.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Consumer discretionary	19.5
Communication services	17.1
Information technology	13.9
Financials	13.8
Industrials	8.7
Consumer staples	8.6
Health care	7.4
Energy	5.3
Real estate	3.7
Materials	1.3
Short-term investments and other	0.7

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Fundamental All Cap Core Trust Series I shares returned 30.63% and the Russell 3000 Index returned 25.66%.
Environment  ►  U.S. equities rose as COVID-19 vaccinations and new health solutions paved the way toward more normal economic activity. Favorable corporate earnings, continued fiscal stimulus, and a new infrastructure-spending bill also aided returns. These tailwinds outweighed growing market volatility caused by supply chain disruptions, rising inflation, and the spread of the highly infectious Delta and Omicron coronavirus variants.
Within the Russell 3000 Index, the energy sector posted the largest return, buoyed by a rebound in oil and gas prices. Real estate, financials, and information technology stocks also surged.
Conversely, the more defensive utilities and consumer staples sectors and secularly driven communication services sector posted healthy gains but lagged the index.
Security selection, notably in the communication services, healthcare, financials, and industrials sectors, and an overweight in the energy sector helped the portfolio beat the Russell 3000 Index. One of the top individual contributors was an overweight in biopharmaceuticals company Moderna, Inc., which soared amid strong demand for its COVID-19 vaccine, especially following authorizations for younger populations and booster shots. An overweight in homebuilder Lennar Corp. also stood out, helped by demand for housing that exceeded supply, favorable pricing, and smart capital allocation decisions.
Conversely, security selection and an overweight in the consumer staples sector hurt relative performance. In terms of individual disappointments, our decision to eliminate an underweight position in index component Microsoft Corp. midyear, when we thought the stock was near full valuation, hurt most as strong demand for the company’s productivity software and cloud computing offerings continued to lift the stock. Elsewhere, a large overweight in e-commerce giant Amazon.com, Inc. stalled amid concern the company’s decision to invest in its logistics infrastructure would depress near-term cash flow.
The portfolio ended the period balanced between secularly driven growth securities and economically sensitive value stocks, with notable overweights in the consumer discretionary, communication services, and financials sectors.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Fundamental All Cap Core Trust Series I	30.63	20.19	17.93	150.77	420.49
Fundamental All Cap Core Trust Series II	30.34	19.94	17.70	148.24	410.30
Fundamental All Cap Core Trust Series NAV	30.68	20.25	18.00	151.42	423.35
Russell 3000 Index	25.66	17.97	16.30	128.45	352.85
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 3000 Index tracks the performance of 3,000 publicly traded large-, mid-, and small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.76	0.96	0.71
Net (%)	0.75	0.95	0.70
17

Fundamental Large Cap Value Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Nicholas Renart, Emory (Sandy) Sanders, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation. Under normal market conditions, the trust invests at least 80% of its net assets in equity securities of large-capitalization companies. The trust considers large-capitalization companies to be those that at the time of purchase have a market capitalization equal to or greater than that of the top 80% of the companies that comprise the Russell 1000 Index. Equity securities include common, convertible, and preferred securities and their equivalents.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	21.6
Health care	14.2
Industrials	14.0
Energy	9.9
Information technology	9.1
Consumer staples	9.1
Communication services	8.8
Consumer discretionary	8.1
Real estate	2.4
Materials	0.8
Short-term investments and other	2.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Fundamental Large Cap Value Trust Series I shares returned 29.96% and the Russell 1000 Value Index returned 25.16%.
Environment  ►  U.S. equities rallied in 2021 as COVID-19 vaccinations paved the way toward more normal economic activity. Favorable corporate earnings, massive fiscal stimulus, and a new infrastructure-spending bill also aided returns. These tailwinds outweighed growing market volatility caused by supply chain disruptions, rising inflation, and the spread of the highly infectious Delta and Omicron coronavirus variants.
Within the Russell 1000 Value Index, the energy, real estate and financials sectors posted especially strong gains, aided by economic reopenings. Conversely, the secularly driven communication services sector stalled due in part to regulatory headwinds.
Security selection, notably in the communication services, health care, and financials sectors, and a sizable overweight in the energy sector helped the portfolio beat the Russell 1000 Value Index. The biggest individual contributor was a non-index position in liquefied natural gas producer (LNG) Chenière Energy, Inc., which rose sharply, buoyed by strong demand for LNG, rising commodity prices, and new long-term contracts. Another standout was private equity firm KKR & Company, Inc. an overweight that surged amid growing assets under management, a well-received management transition, and an acquisition that improved KKR’s capital position.
Conversely, security selection in the consumer staples sector and a small cash/cash equivalents position hindered relative performance. Individual disappointments included a non-index stake in Belgium-based global brewer Anheuser-Busch InBev SA/NV, which declined as the lockdowns and, later, the spread of the Delta and Omicron variants pressured on-premises sales. An overweight in cable company Comcast Corp. also detracted. The stock stalled as decelerating broadband demand and increased competition offset steady growth in Comcast’s core business and improving fundamentals at its NBC broadcasting subsidiary.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Fundamental Large Cap Value Trust Series I	29.96	14.01	14.35	92.59	282.38
Fundamental Large Cap Value Trust Series II	29.72	13.78	14.13	90.66	274.92
Fundamental Large Cap Value Trust Series NAV	30.00	14.06	14.41	93.09	284.25
Russell 1000 Value Index	25.16	11.16	12.97	69.76	238.46
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 1000 Value Index tracks the performance of publicly traded large-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.79	0.99	0.74
Net (%)	0.78	0.98	0.73
18

Global Equity Trust (formerly Global Trust)
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Paul Boyne, Stephen Hermsdorf

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing primarily in the equity securities of companies located throughout the world, including emerging markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Communication services	14.4
Health care	13.7
Financials	13.3
Industrials	13.0
Information technology	12.5
Consumer staples	11.8
Materials	8.6
Consumer discretionary	8.4
Energy	3.2
Real estate	0.7
Short-term investments and other	0.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Global Equity Trust Series I shares returned 21.30% and the MSCI World Index returned 21.82%.
Environment  ►  Global equities performed well in 2021. As investor’s inflationary fears rose or subsided, a value or growth rally followed suit. However, the portfolio benefited from periodic investor rotations into value against the backdrop of a quality-led market.
The portfolio, prior to reflecting the expenses of managing the portfolio, outperformed its benchmark in 2021. Stock selection was the largest contributor to the portfolio’s positive return. This was driven by good stock picks within the information technology, consumer discretionary and industrials sectors along with an lack of exposure to the utilities sector. Among the largest individual contributors were AutoZone, Inc., which had strong sales and market share gains; Alphabet, Inc., which had strong earnings, and advertising spending rebound; and Capgemini SE, which had digital/cloud driven revenue growth.
Offsetting a portion of the outperformance was poor stock selection within the healthcare and consumer staples sectors along with underweight exposures to the financials sectors and an overweight exposure to the consumer staples sector. Among the largest individual detractors were out of benchmark position Samsung Electronics Company, Ltd., affected by global semiconductor shortage; Koninklijke Philips NV (sold prior to year end), which had CPAP respirators recalled over potential health concerns; and
Associated British Foods PLC, which had pandemic-related Primark sales decline.
In 2021, among the portfolio’s largest new purchases included Meta Platforms, Inc, Stellantis NV, and Air Liquide SA. Among the portfolio’s largest liquidations included Oracle Corp., Verizon Communications, Inc. and Danone SA.
Our overall positioning remains balanced between defensive stocks and those more interest-rate/economically sensitive. We remain focused on quality companies, reflected in their return structure and their ability to fight inflationary pressures, that are also trading at attractive valuations.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Global Equity Trust Series I	21.30	8.81	9.28	52.52	142.86
Global Equity Trust Series II	21.01	8.60	9.06	51.03	138.07
Global Equity Trust Series NAV	21.32	8.86	9.33	52.89	143.95
MSCI World Index	21.82	15.03	12.70	101.41	230.50
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The MSCI World Index tracks the performance of publicly traded large- and mid-cap stocks of developed-market companies.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.04	1.24	0.99
Net (%)	1.03	1.23	0.98
19

Health Sciences Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: Ziad Bakri, MD, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Industry Composition (% of net assets)
Biotechnology	28.1
Life sciences tools and services	18.9
Health care providers and services	18.3
Health care equipment and supplies	16.6
Pharmaceuticals	14.1
Health care technology	2.4
Specialty retail	0.7
Capital markets	0.2
Short-term investments and other	0.7

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Health Sciences Trust Series I shares returned 11.19%, the S&P 500 Index returned 28.71%, and the Lipper Health/Biotechnology Index returned 3.24%.
Environment  ►  Even though the coronavirus pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Equities advanced as the economy reopened and recovered—facilitated by the rollout of coronavirus vaccines and some federal fiscal relief—and as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of the coronavirus; and the U.S. Federal
Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
The biotechnology industry contributed the most to relative results, due to stock selection coupled with an underweight allocation. Our position in BioNTech SE, a biotechnology company based in Germany, posted strong gains. The company’s mRNA-based coronavirus vaccine it developed with Pfizer, Inc. helped drive solid growth in vaccine revenues.
Stock selection in services was another source of relative strength, driven by UnitedHealth Group, Inc. Shares of managed care company UnitedHealth Group gained more than 40% over the year as the company benefited from better-than-expected medical loss ratios and continued solid growth from its pharmacy-benefits division OptumRx. We think UnitedHealth is well positioned to benefit in a range of scenarios due to its strong Medicare and Medicaid businesses and other diversified business segments such as pharmacy, technology, and contract research organization.
Stock choices and an overweight position in the pharmaceuticals industry also aided relative returns. The portfolio’s positions in Pfizer, Inc. and Eli Lilly & Company both contributed to the relative returns during the period.
Stock selection in the products and devices sector offset the positive result from an overweight allocation which slightly detracted from performance overall. Within the sector, the portfolio’s position in healthcare equipment and supplies company, iRhythm Technologies, Inc. detracted.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Health Sciences Trust Series I	11.19	18.49	19.99	133.60	518.67
Health Sciences Trust Series II	10.97	18.26	19.75	131.27	506.16
Health Sciences Trust Series NAV	11.23	18.55	20.05	134.19	521.52
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Lipper Health/Biotechnology Index	3.24	16.77	17.77	117.11	413.32
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Lipper Health/Biotechnology Index tracks the largest mutual funds within the health biotechnology category.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.15	1.35	1.10
Net (%)	1.14	1.34	1.09
20

International Equity Index Trust
Subadvisor: SSGA Funds Management, Inc.
Portfolio Managers: Thomas Coleman, CFA, Karl Schneider, CAIA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to track the performance of a broad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets. The trust invests at least 80% of its assets in securities listed in the MSCI All Country World excluding U.S. Index or American Depositary Receipts or Global Depositary Receipts representing such securities.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	18.3
Information technology	13.3
Industrials	12.5
Consumer discretionary	11.9
Health care	9.1
Consumer staples	8.4
Materials	7.8
Communication services	5.9
Energy	4.9
Utilities	3.1
Real estate	2.4
Short-term investments and other	2.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, International Equity Index Trust Series NAV shares returned 7.59% and the MSCI ACWI ex USA Index returned 7.82%.
Environment  ►  The portfolio had positive performance in 2021, but slightly underperformed its benchmark.
The consistent storyline in most of the developed and emerging markets was economic recovery as vaccine distribution became widespread and the world learned how to adapt to a new way of life. Many initiatives throughout Europe and Asia collectively attributed to the index’s success. During the first quarter alone, the U.K. developed a £65 billion stimulus package and Japan approved a larger than normal budget equivalent to $1 trillion to kick-start their respective economies. Following those plans, Q2 brought recovery funding approvals for many European countries, including Portugal, Spain, and Greece. The third quarter produced a small dip in the index as supply chain disruptions and the unfortunate reality of a new COVID-19 variant emerged. As the year closed, however, the index rebounded thanks to strong earnings announcements and healthy holiday spending.
On a country level, the United Kingdom, Canada, and France were the strongest contributors to the portfolio’s performance on an absolute basis. On the other hand, China, South Korea, and Brazil were the main detractors. Additionally, security selection and an underweight allocation to China, contributed to relative performance.
On an individual security level, the top positive contributors to the portfolio’s performance during the year on an absolute basis were Taiwan Semiconductor Manufacturing Company, Ltd., Novo Nordisk A/S, and ASML Holding NV. The top negative contributors to the portfolio’s performance during the year were Pinduoduo, Inc., Tencent Holdings, Ltd., and Alibaba Group Holding, Ltd.
On a sector level, an allocation to the banking sector contributed to absolute performance but on a relative basis lagged the index due to an underweight position. The retail sector detracted from portfolio performance but contributed on a relative basis from an underweight position.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
International Equity Index Trust Series I	7.59	9.58	7.16	58.01	99.72
International Equity Index Trust Series II	7.33	9.36	6.96	56.40	96.04
International Equity Index Trust Series NAV	7.59	9.64	7.21	58.43	100.60
MSCI ACWI ex USA Index	7.82	9.61	7.28	58.22	101.96
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Series I and Series II shares were first offered on November 5, 2012. For periods prior to November 5, 2012, the performance shown links the performance of the Series NAV shares. Series NAV shares have lower expenses than Series I and Series II shares. Had the performance for periods prior to November 5, 2012 reflected Series I and/or Series II expenses, performance would be lower.
The MSCI All Country World Index (ACWI) ex USA Index tracks the performance of publicly traded large- and mid-cap stocks of companies in both developed markets and emerging markets, excluding the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.66	0.86	0.61
Net (%)	0.39	0.59	0.34
21

International Small Company Trust
Subadvisor: Dimensional Fund Advisors LP
Portfolio Managers: Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA, Bhanu P. Singh

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small-cap companies. The trust will primarily invest in a broad and diverse group of equity securities of foreign small companies of developed markets, but may also hold equity securities of companies located in emerging markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Industrials	23.9
Consumer discretionary	12.8
Financials	12.6
Materials	11.2
Information technology	10.6
Health care	5.6
Consumer staples	5.5
Real estate	4.9
Energy	4.0
Communication services	3.9
Utilities	3.5
Short-term investments and other	1.5

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, International Small Company Trust Series NAV shares returned 13.77% and the MSCI World ex USA Small Cap Index returned 11.14%.
Environment  ►  In U.S. dollar terms, developed ex-U.S. markets had positive performance for the year, trailing the U.S. market but outperforming emerging markets. The MSCI World ex USA IMI returned +12.4%, as compared to +25.7% for the Russell 3000 Index and -0.3% for the MSCI Emerging Markets IMI (net dividends).
Some developed ex-U.S. market currencies, such as the Israel shekel and the Canadian dollar, appreciated relative to the U.S. dollar, but most developed ex U.S. market currencies, particularly the Japanese yen and Australian dollar, depreciated relative to the U.S.
dollar. Overall, currency movements had a negative impact on the U.S. dollar-denominated returns of the developed ex-U.S. markets.
Along the market capitalization dimension, small caps (MSCI World ex USA Small Cap Index) underperformed large caps (MSCI World ex USA Index). Mid caps (MSCI World ex USA Mid Cap Index), a subset of the MSCI World ex USA Index universe, underperformed small caps and large caps.
Along the relative price dimension, large cap value stocks (MSCI World ex USA Value Index) outperformed large cap growth stocks (MSCI World ex USA Growth Index), and small cap value stocks (MSCI World ex USA Small Cap Value Index) outperformed small cap growth stocks (MSCI World ex USA Small Cap Growth Index).
The portfolio’s slight overweight in the industrials sector helped its performance. Allocation among the energy and healthcare sectors had a positive impact to performance. Security selection in the consumer discretionary sector also contributed to performance. The portfolio’s exclusion of stocks with the lowest profitability and highest relative prices contributed positively to relative performance. The portfolio’s exclusion of stocks with high asset growth also contributed positively to relative performance. Conversely, the portfolio’s exclusion of real estate investment trusts (REITs) detracted from relative performance.
From a regional perspective, investments in Canada and Japan contributed, while Israel detracted.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
International Small Company Trust Series I	13.72	9.34	9.37	56.30	144.91
International Small Company Trust Series II	13.47	9.11	9.15	54.65	140.00
International Small Company Trust Series NAV	13.77	9.41	9.43	56.76	146.19
MSCI World ex-USA Small Cap Index	11.14	11.03	9.99	68.76	159.19
MSCI EAFE Small Cap Index	10.10	11.04	10.80	68.82	178.81
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The MSCI World ex-USA Small Cap Index tracks the performance of publicly traded small-cap stocks of developed-market companies, excluding the United States.
The MSCI Europe, Australasia, and Far East (EAFE) Small Cap Index tracks the performance of publicly traded small-cap stocks of companies in those regions.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.13	1.33	1.08
Net (%)	1.12	1.32	1.07
22

Lifestyle Balanced Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The trust operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Asset Allocation (% of net assets)
Equity	50.5
Fixed income	49.5

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Lifestyle Balanced Portfolio Series II shares returned 9.21% and a blend of 50% Bloomberg U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index returned 9.43%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, as massive federal government stimulus and the successful rollout of COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron COVID-19 variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions.
Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs.
U.S. bonds declined in 2021, reflecting a broad rise in bond yields during the year. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
While the portfolio produced positive returns in 2021, the portfolio modestly underperformed the blended benchmark. The key driver leading to the underperformance can be attributed to manager selection in U.S. large-cap equities and international developed large-cap equities. The portfolio was also hurt by the overweight allocation in international equities. On the positive side, manager selection within the fixed income portion of the portfolio and an overweight allocation in U.S. large-cap equities contributed to relative performance.
In terms of positioning, we maintained a steady approach throughout the year. Within the equity portfolio, we maintained slight tilts away from U.S. large-cap equities in favor of small and mid-cap equities as well as tilt in favor of international equities over U.S. equities. We believe these shifts help illustrate the potential benefits of our broad investment universe.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Lifestyle Balanced Portfolio Series I	9.44	9.30	8.13	55.96	118.48
Lifestyle Balanced Portfolio Series II	9.21	9.08	7.95	54.46	114.94
Lifestyle Balanced Portfolio Series NAV	9.51	9.34	8.17	56.30	119.25
Morningstar U.S. Moderate Target Allocation Index	12.37	11.21	9.88	70.11	156.67
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	9.43	9.68	8.49	58.75	125.84
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Series I and Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I and Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series I and/or Series NAV expenses, performance would be higher.
Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 35% Russell 3000 Index, 15% MSCI EAFE Index, and 50% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.68	0.88	0.63
Net (%)	0.68	0.88	0.63
23

Lifestyle Conservative Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a high level of current income with some consideration given to growth of capital. The trust operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Asset Allocation (% of net assets)
Fixed income	80.0
Equity	20.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Lifestyle Conservative Portfolio Series II shares returned 2.68% and a blend of 80% Bloomberg U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index returned 2.75%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, as massive federal government stimulus and the successful rollout of COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron COVID-19 variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions.
Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs.
U.S. bonds declined in 2021, reflecting a broad rise in bond yields during the year. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
While the portfolio produced positive returns in 2021, the portfolio modestly underperformed the blended benchmark. The key driver leading to the underperformance can be attributed to manager selection in U.S. large-cap equities and international developed large-cap equities. The portfolio was also hurt by the overweight allocation in international equities. On the positive side, manager selection within the fixed income portion of the portfolio and an overweight allocation in U.S. large-cap equities contributed to relative performance.
In terms of positioning, we maintained a steady approach throughout the year. Within the equity portfolio, we maintained slight tilts away from U.S. large-cap equities in favor of small and mid-cap equities as well as tilt in favor of international equities over U.S. equities. We believe these shifts help illustrate the potential benefits of our broad investment universe.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Lifestyle Conservative Portfolio Series I	2.96	6.10	5.19	34.45	65.92
Lifestyle Conservative Portfolio Series II	2.68	5.87	5.01	33.00	63.07
Lifestyle Conservative Portfolio Series NAV	2.94	6.14	5.23	34.70	66.46
Morningstar U.S. Conservative Target Allocation Index	3.61	6.21	5.37	35.14	68.68
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	2.75	6.05	5.16	34.15	65.38
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Series I and Series NAV shares were first offered on November 1, 2013. For periods prior to November 1, 2013, the performance shown reflects the performance of Series II shares. Series II shares have higher expenses than Series I and Series NAV shares. Had the performance for periods prior to November 1, 2013 reflected Series I and/or Series NAV expenses, performance would be higher.
Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 14% Russell 3000 Index, 6% MSCI EAFE Index, and 80% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.72	0.92	0.67
Net (%)	0.70	0.90	0.65
24

Lifestyle Growth Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital. Current income is also a consideration. The trust operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Asset Allocation (% of net assets)
Equity	70.7
Fixed income	29.3

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Lifestyle Growth Portfolio Series II shares returned 13.84% and a blend of 49% Russell 3000 Index, 30% Bloomberg U.S. Aggregate Bond Index, and 21% MSCI EAFE Index returned 14.05%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, as massive federal government stimulus and the successful rollout of COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron COVID-19 variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions.
Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs.
U.S. bonds declined in 2021, reflecting a broad rise in bond yields during the year. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
While the portfolio produced positive returns in 2021, the portfolio modestly underperformed the blended benchmark. The key driver leading to the underperformance can be attributed to manager selection in U.S. large-cap equities and international developed large-cap equities. The portfolio was also hurt by the overweight allocation in international equities. On the positive side, manager selection within the fixed income portion of the portfolio and an overweight allocation in U.S. large-cap equities contributed to relative performance.
In terms of positioning, we maintained a steady approach throughout the year. Within the equity portfolio, we maintained slight tilts away from U.S. large-cap equities in favor of small and mid-cap equities as well as tilt in favor of international equities over U.S. equities. We believe these shifts help illustrate the potential benefits of our broad investment universe.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Lifestyle Growth Portfolio Series I	14.07	11.40	10.06	71.57	160.89
Lifestyle Growth Portfolio Series II	13.84	11.18	9.88	69.85	156.60
Lifestyle Growth Portfolio Series NAV	14.13	11.46	10.11	72.02	161.93
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.65	13.05	11.51	84.66	197.21
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Blended Index	14.05	12.04	10.66	76.52	175.32
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The Blended Index is 49% Russell 3000 Index, 21% MSCI EAFE Index and 30% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the S&P 500 Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.67	0.87	0.62
Net (%)	0.66	0.86	0.61
25

Lifestyle Moderate Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Robert Sykes, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The trust operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Asset Allocation (% of net assets)
Fixed income	59.6
Equity	40.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Lifestyle Moderate Portfolio Series II shares returned 7.03% and a blend of 60% Bloomberg U.S. Aggregate Bond Index, 28% Russell 3000 Index, and 12% MSCI EAFE Index returned 7.17%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, as massive federal government stimulus and the successful rollout of COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron COVID-19 variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions.
Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs.
U.S. bonds declined in 2021, reflecting a broad rise in bond yields during the year. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
While the portfolio produced positive returns in 2021, the portfolio modestly underperformed the blended benchmark. The key driver leading to the underperformance can be attributed to manager selection in U.S. large-cap equities and international developed large-cap equities. The portfolio was also hurt by the overweight allocation in international equities. On the positive side, manager selection within the fixed income portion of the portfolio and an overweight allocation in U.S. large-cap equities contributed to relative performance.
In terms of positioning, we maintained a steady approach throughout the year. Within the equity portfolio, we maintained slight tilts away from U.S. large-cap equities in favor of small and mid-cap equities as well as tilt in favor of international equities over U.S. equities. We believe these shifts help illustrate the potential benefits of our broad investment universe.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Lifestyle Moderate Portfolio Series I	7.25	8.22	7.19	48.44	100.23
Lifestyle Moderate Portfolio Series II	7.03	8.01	7.02	47.02	96.99
Lifestyle Moderate Portfolio Series NAV	7.23	8.28	7.23	48.82	101.00
Morningstar U.S. Moderately Conservative Target Allocation Index	7.19	8.36	7.36	49.40	103.45
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	7.17	8.49	7.39	50.27	103.95
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 28% Russell 3000 Index, 12% MSCI EAFE Index, and 60% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.70	0.90	0.65
Net (%)	0.69	0.89	0.64
26

Mid Cap Growth Trust (formerly Mid Cap Stock Trust)
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Mario E. Abularach, CFA, Stephen Mortimer

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Information technology	30.6
Consumer discretionary	21.5
Health care	15.8
Communication services	12.6
Industrials	9.2
Financials	7.1
Materials	0.9
Real estate	0.1
Short-term investments and other	2.2

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Mid Cap Growth Trust Series I shares returned 3.54% and the Russell Midcap Growth Index returned 12.73%.
Environment  ►  U.S. equities, as measured by the S&P 500 Index, advanced over the twelve-month period ending December 31, 2021 amid the accelerating global rollout of COVID-19 vaccines, favorable outlook for global economic growth, fiscal and monetary stimulus, and strong corporate earnings. However, markets contended with volatile COVID-19 trends, fluctuating economic growth projections, and the imminent prospect of reduced quantitative easing and policy tightening. Inflation surged amid severe supply and labor shortages, rising energy prices, and heightened demand for goods and services. Fears that inflation could persist for longer than expected prompted the U.S. Federal Reserve (Fed) to announce an accelerated tapering of asset purchases. The Fed also projected three interest-rate hikes in 2022, up from its September forecast of one hike. The rapid spread of the Omicron COVID-19 variant prompted a flurry of new restrictions and event cancellations to end the calendar year.
Within the Russell Midcap Growth Index, 9 of the 11 sectors posted positive absolute returns. The top-performing sectors included real estate and energy while communication services and consumer staples were the bottom performing sectors.
Stock selection detracted from relative performance during the period. Weak selection in healthcare and information technology was partially offset by favorable selection in communication services and financials.
Sector allocation, a residual of our bottom-up stock selection process, also detracted from relative performance. Our overweight in communication services and underweight in real estate drove the negative allocation effect, while our overweight in consumer discretionary and underweight in materials partially offset results.
The top relative contributors during the period included Coupang, Inc., an e-commerce company, and Arista Networks, Inc., a computer networking company. We eliminated Coupang and continued to hold Arista Networks as of the end of the period.
Top relative detractors included RingCentral, Inc., a cloud-based communications provider, and DraftKings, Inc., an American sports betting company. We continued to hold both companies as of the end of the period.
At the end of the period, the portfolio was most overweight in communication services and consumer discretionary and most underweight in industrials and information technology. The portfolio increased its exposure to communication services names over the period, while reducing its consumer discretionary allocation during the year.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Mid Cap Growth Trust Series I	3.54	23.86	18.49	191.51	445.48
Mid Cap Growth Trust Series II	3.30	23.60	18.25	188.50	434.49
Mid Cap Growth Trust Series NAV	3.58	23.93	18.54	192.29	447.86
Russell Midcap Growth Index	12.73	19.83	16.63	147.05	365.50
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell Midcap Growth Index tracks the performance of publicly traded mid-cap companies with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.94	1.14	0.89
Net (%)	0.93	1.13	0.88
27

Mid Cap Index Trust
Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Boncana Maiga, CFA, CIM, and Ashikhusein Shahpurwala, CFA. Effective April 21, 2022, Brett Hryb will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to approximate the aggregate total return of a mid-capitalization U.S. domestic equity market index by investing at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) common stocks that are included in the S&P MidCap 400 Index; and (b) securities (which may or may not be included in the S&P MidCap 400 Index) that the Subadvisor believes as a group will behave in a manner similar to the S&P MidCap 400 Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Industrials	18.6
Consumer discretionary	15.1
Information technology	14.0
Financials	13.3
Real estate	10.1
Health care	9.7
Materials	6.5
Consumer staples	3.4
Utilities	3.3
Energy	2.0
Communication services	1.6
Short-term investments and other	2.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Mid Cap Index Trust Series I shares returned 24.21% and the S&P MidCap 400 Index returned 24.76%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, while the S&P 500 returned 28.71% and mid-cap stocks (as measured by the S&P MidCap 400 Index) returned 24.76%, as massive federal government stimulus and the rollout of highly effective COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. The subsequent approval of vaccines for younger populations, booster shots for adults, and new health solutions signaled a path toward more normal economic activity. These tailwinds outweighed market volatility brought on by the spread of the highly infectious COVID-19 Delta and Omicron variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions. In the index, top performers came from the economically sensitive energy and financials sectors as well as the more-defensive real estate sector. Weaker performers in the index came from the utilities, communication services, and consumer staples sectors.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Mid Cap Index Trust Series I	24.21	12.61	13.73	81.10	262.07
Mid Cap Index Trust Series II	23.96	12.38	13.51	79.26	255.03
Mid Cap Index Trust Series NAV	24.27	12.67	13.79	81.55	263.86
S&P MidCap 400 Index	24.76	13.09	14.20	84.97	277.38
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P MidCap 400 Index tracks the performance of 400 mid-cap publicly traded companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.56	0.76	0.51
Net (%)	0.45	0.65	0.40
28

Mid Value Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: David J. Wallack

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of its net assets in companies with market capitalizations that are within the Russell Midcap Value Index. The trust invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	19.2
Health care	13.5
Materials	10.8
Energy	10.7
Consumer staples	8.8
Utilities	7.8
Real estate	7.8
Industrials	6.4
Communication services	4.8
Consumer discretionary	2.2
Information technology	1.8
Short-term investments and other	6.2

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Mid Value Trust Series NAV shares returned 24.26% and the Russell Midcap Value Index returned 28.34%.
Environment  ►  Even though the COVID-19 pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered—facilitated by the rollout of COVID-19 vaccines and some federal fiscal relief—and as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of COVID-19; and the U.S. Federal Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
The healthcare sector detracted from relative performance due to stock selection. An overweight in the sector, which lagged the benchmark, further detracted. Shares of Cardinal Health, Inc. underperformed the broader sector for the one-year period. Shares were pressured when, late in the period, the company reported a large inventory reserve within its medical segment.
The financials sector also weighed on relative results, owing to weak stock selection. Kemper Corp., a Chicago-based multiline insurance company, weighed on results during the period. Shares were pressured throughout the period as the company reported higher-than-expected underwriting losses due to an increase in the number of automobile accidents, as drivers return to the road in the COVID-19 recovery, and an increase in claims expenses, due to inflation in the supply chain. Materials was another area of relative weakness due to unfavorable stock selection. Within the sector, Cia de Minas Buenaventura SAA drove relative underperformance.
On the contrary, an overweight in energy aided relative results. Another area of relative strength was communication services, where stock choices contributed to relative returns. News Corp. advanced after strong intra-quarter results early in the year in which the company reported consistent subscriber growth and favorable performance across multiple business segments.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Mid Value Trust Series I	24.34	10.11	12.90	61.84	236.38
Mid Value Trust Series II	24.10	9.88	12.68	60.21	229.96
Mid Value Trust Series NAV	24.26	10.15	12.95	62.18	237.89
Russell Midcap Value Index	28.34	11.22	13.44	70.16	252.86
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell Midcap Value Index tracks the performance of publicly traded mid-cap companies with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.05	1.25	1.00
Net (%)	1.04	1.24	0.99
29

Real Estate Securities Trust
Subadvisor: Wellington Management Company LLP
Portfolio Manager: Bradford D. Stoesser

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a combination of long-term capital appreciation and current income by investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of real estate investment trusts (REITs) and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Portfolio Composition (% of net assets)
Specialized REITs	24.3
Residential REITs	21.1
Industrial REITs	17.6
Retail REITs	11.6
Office REITs	7.8
Health care REITs	4.6
Real estate services	4.0
Hotel and resort REITs	2.5
Health care facilities	1.7
Real estate operating companies	1.5
Hotels, resorts and cruise lines	1.3
Homebuilding	0.5
Casinos and gaming	0.2
Short-term investments and other	1.3

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Real Estate Securities Trust Series I shares returned 46.79% and the Dow Jones U.S. Select REIT Index returned 45.91%.
Environment  ►  U.S. equities advanced over the 12-month period ending December 31, 2021, amid the accelerating global rollout of vaccines, favorable outlook for global economic growth, fiscal and monetary stimulus, and strong corporate earnings. President Joe Biden signed into law a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. However, markets contended with volatile COVID-19 trends, fluctuating economic growth projections, and the imminent prospect of reduced quantitative easing and policy tightening. Inflation surged amid severe supply and labor shortages, rising energy prices, and heightened demand for goods and services. Fears that inflation could persist for longer than expected prompted the U.S. Federal Reserve (Fed) to announce an accelerated tapering of asset purchases. The Fed also projected three interest-rate hikes in 2022, up from its September forecast of one hike. The rapid spread of the Omicron COVID-19 variant prompted a flurry of new restrictions and event cancellations to end the calendar year.
Within the index, almost all sectors posted positive absolute returns. The top-performing sectors included retail malls and self-storage facilities. The top relative contributors during the period included Tanger Factory Outlet Centers, Inc. (sold prior to year end), Extra Space Storage, Inc., and Life Storage, Inc. Stock selection contributed to relative outperformance during the period, driven by strong selection in self-storage facilities and healthcare real estate.
The retail-free standing sector was the bottom performing sector. Top relative detractors included Equinix, Inc. and Simon Property Group, Inc. Weak stock selection and an overweight allocation in real estate technology detracted from relative performance.
Sector allocation, a residual of our bottom-up stock selection process, marginally detracted from relative performance, driven by our overweight in real estate technology and underweight in retail malls. Our underweight in specialty finance and office and an out of benchmark allocation in real estate services partially offset results.
At the end of the period, the portfolio was most overweight in real estate technology and real estate services and most underweight in specialty finance and warehouse/logistics.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Real Estate Securities Trust Series I	46.79	12.95	12.03	83.81	211.38
Real Estate Securities Trust Series II	46.46	12.72	11.81	82.01	205.26
Real Estate Securities Trust Series NAV	46.80	12.99	12.08	84.15	212.85
Dow Jones U.S. Select REIT Index	45.91	9.65	10.70	58.53	176.48
MSCI U.S. REIT Index	43.06	10.78	11.32	66.84	192.26
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Dow Jones U.S. Select REIT Index tracks the performance of publicly traded real estate investment trusts (REITs) and is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.
The MSCI U.S. REIT Index is a free float-adjusted market-cap-weighted index, representing 99% of publicly traded U.S. real estate investment trusts (REITs).
Prior to November 16, 2020, the fund’s primary benchmark was the MSCI U.S. REIT Index. As of November 16, 2020, the fund’s primary benchmark index is the Dow Jones U.S. Select REIT Index. The Dow Jones U.S. Select REIT Index is better aligned with the fund’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.82	1.02	0.77
Net (%)	0.81	1.01	0.76
30

Science & Technology Trust
Subadvisors: Allianz Global Investors US, LLC and T. Rowe Price Associates, Inc.
Portfolio Managers: Kennard W. Allen, Huachen Chen, CFA, Walter C. Price, Jr., CFA, Michael A. Seidenberg

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital. Current income is incidental to the trust’s objective. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Information technology	60.3
Consumer discretionary	21.8
Communication services	14.9
Industrials	0.4
Short-term investments and other	2.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Science & Technology Trust Series I shares returned 8.53% and the Lipper Science and Technology Index returned 18.51%.
Environment  ►
Allianz Global Investors US, LLC  ►  Technology companies across multiple industries continued to demonstrate solid earnings growth, and the stocks delivered strong absolute gains but underperformed the broad market. The period included higher market volatility and market rotations due to the waves of COVID-19 variants throughout the year.
The top contributors to relative performance included overweights in some high-growth software companies such as Asana, Inc., Hubspot, Inc., MongoDB, Inc., and Zscaler, Inc. Despite the ongoing concerns around the pandemic and recovery, many high-growth stocks delivered strong fundamental results over the period due to higher demand for their innovative product offerings. Performance was hurt by our overweight positions in Twilio, Inc., Okta, Inc., and Paycom Software, Inc.
In our view, the technology sector continues to benefit from strong tailwinds which should continue to drive attractive long term appreciation. There is no question in our minds that the COVID-19 crisis will spur the use of technology and change how we live and work in the future. As companies need to reduce costs and improve productivity, we expect to see accelerating demand for innovative and more productive solutions such as cloud, software as a service, artificial intelligence, cyber security, etc.
T. Rowe Price Associates, Inc.  ►  Even though the COVID-19 pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered—facilitated by the rollout of COVID-19 vaccines and some federal fiscal relief—and as corporations reported robust earnings growth.
The portfolio underperformed the Lipper Science and Technology Index for the year ended December 31, 2021. Stock selection and a significant overweight in the internet industry detracted from relative performance. Alibaba Group Holding, Ltd.’s stock price fell sharply on regulatory fears, decelerating revenues, and lower guidance. The software industry weighed on relative returns due to adverse security selection, largely due to Zoom Video Communications, Inc.
On the other end of the spectrum, a significant underweight in the financial services industry facilitated relative returns. Within the industry, payment stocks were negatively affected by fears of increasing COVID-19-related shutdowns in some places. Additionally, a dispute between Amazon.com and Visa, and the fallout among other market participants, increased volatility.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Science & Technology Trust Series I	8.53	27.04	21.22	230.92	584.85
Science & Technology Trust Series II	8.31	26.78	20.98	227.55	571.40
Science & Technology Trust Series NAV	8.58	27.10	21.28	231.75	588.33
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Lipper Science and Technology Index	18.51	27.14	20.99	232.25	572.11
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Lipper Science and Technology Index consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.11	1.31	1.06
Net (%)	1.10	1.30	1.05
31

Small Cap Index Trust
Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Boncana Maiga, CFA, CIM, and Ashikhusein Shahpurwala, CFA. Effective April 21, 2022, Brett Hryb will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to approximate the aggregate total return of a small-cap U.S. domestic equity market index. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) common stocks that are included in the Russell 2000 Index; and (b) securities (which may or may not be included in the Russell 2000 Index) that the Subadvisor believes as a group will behave in a manner similar to the Russell 2000 Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Health care	17.3
Financials	15.3
Industrials	14.5
Information technology	14.0
Consumer discretionary	10.9
Real estate	7.2
Energy	4.2
Materials	3.7
Consumer staples	3.3
Communication services	2.9
Utilities	2.5
Short-term investments and other	4.2

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Small Cap Index Trust Series I shares returned 14.49% and the Russell 2000 Index returned 14.82%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, while the S&P 500 Index returned 28.71% and small-cap stocks (as measured by the Russell 2000 Index) returned 14.82%, as massive federal government stimulus and the rollout of highly effective COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. The subsequent approval of vaccines for younger populations, booster shots for adults, and new health solutions signaled a path toward more normal economic activity. These tailwinds outweighed market volatility brought on by the spread of the highly infectious COVID-19 Delta and Omicron variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions. In the index, some of the top performers coming from the economically sensitive energy and financials sectors as well as the more-defensive real estate sector and secularly driven information technology sector. Weaker performers in the index are the utilities and healthcare sectors.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Small Cap Index Trust Series I	14.49	11.59	12.89	73.03	236.12
Small Cap Index Trust Series II	14.25	11.38	12.66	71.40	229.43
Small Cap Index Trust Series NAV	14.59	11.66	12.94	73.55	237.78
Russell 2000 Index	14.82	12.02	13.23	76.39	246.52
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.59	0.79	0.54
Net (%)	0.53	0.73	0.48
32

Small Cap Opportunities Trust
Subadvisors: Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Portfolio Managers: Jed S. Fogdall, Marc C. Leblond, Joel Schneider, Joseph C. Craigen , CFA, Daniel L. Miller, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Financials	20.9
Industrials	18.7
Consumer discretionary	14.2
Information technology	12.9
Health care	11.5
Materials	7.1
Energy	5.1
Consumer staples	4.3
Communication services	2.2
Real estate	1.7
Utilities	0.8
Short-term investments and other	0.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Small Cap Opportunities Trust Series I shares returned 31.10% and the Russell 2000 Index returned 14.82%.
Environment  ►  U.S. equity markets closed Q4 sharply higher, capping a third consecutive year of double-digit gains for the S&P 500 Index. Solid consumer activity and strong corporate earnings growth fueled the market’s rise, overwhelming concerns around the arrival of the Omicron variant in the United States, high levels of inflation, and prospects for rising interest rates in 2022.
Large-cap stocks markedly outpaced small caps for the full year. In fact, after a strong showing in Q1, small caps spent most of the remaining months of 2021 below mid-March levels.
As speculation subsided during the year, investors focused more on earnings, valuation, and other measurements favoring higher quality stocks where our strategy has much higher exposure than the index.
Dimensional Fund Advisors LP  ►  The U.S. market had positive performance for the year, outperforming both developed ex-U.S. and emerging markets.
Along the market capitalization dimension, small caps (Russell 2000 Index) underperformed large caps (Russell 1000 Index). Mid caps (Russell Midcap Index), a subset of the Russell 1000 Index universe, outperformed small caps and underperformed large caps.
Along the relative price dimension, large-cap value stocks (Russell 1000 Value Index) underperformed large-cap growth stocks (Russell 1000 Growth Index), and small-cap value stocks (Russell 2000 Value Index) outperformed small-cap growth stocks (Russell 2000 Growth Index).
The portfolio’s focus on value stocks contributed positively to relative performance. The portfolio’s emphasis on stocks with higher profitability also contributed positively to relative performance. At the sector level, the portfolio's exclusion of real estate investment trusts detracted from relative performance, and its exclusion of highly regulated utilities contributed positively to relative performance.
GW&K Investment Management, LLC  ►  For the year, most sectors delivered positive relative returns. Biopharma was the star of the healthcare sector primarily because of strong stock selection. Top contributors included GW Pharmaceuticals PLC (sold prior to year end), Vericel Corp., and Biohaven
Pharmaceutical Holding Company, Ltd. GW Pharmaceuticals PLC popped early in the year on news of an acquisition offer from Jazz Pharmaceuticals PLC. As for Vericel and Biohaven Pharmaceutical, it’s not surprising that commercial-stage companies managed to be outperformers in a tough biopharma tape. Syneos Health, Inc. and Medpace Holdings, Inc. were also notable outperformers. Information technology was another contributor. The software group had the largest impact as four stocks were up double digits in an industry that was down for the year. However, the single largest contributor was IT services holding Endava PLC, which demonstrated over the course of the year that increased demand for digital transformation would have more of a positive impact on results than any negative issues related to labor availability and inflation. Consumer staples was the lone detrimental sector, with both of our holdings, Performance Food Group Company and PriceSmart, Inc., posting declines for the year. Investors had a lukewarm reaction to a large acquisition announced by Performance Food Group Company, while PriceSmart, Inc. was affected by COVID-19-induced disruptions.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Small Cap Opportunities Trust Series I	31.10	11.59	12.64	73.05	228.73
Small Cap Opportunities Trust Series II	30.85	11.37	12.41	71.31	222.25
Small Cap Opportunities Trust Series NAV	31.16	11.66	12.70	73.54	230.46
Russell 2000 Index	14.82	12.02	13.23	76.39	246.52
Russell 2000 Value Index	28.27	9.07	12.03	54.36	211.41
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 2000 Index tracks the performance of approximately 2,000 publicly traded small-cap companies in the United States.
The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.17	1.37	1.12
Net (%)	0.93	1.13	0.88
33

Small Cap Stock Trust
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Steven C. Angeli, CFA, Ranjit Ramachandran, CFA, and John V. Schneider, CFA. Effective on or about March 1, 2023, Steven C. Angeli, CFA, will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small-cap companies. For the purposes of the trust, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P SmallCap 600 Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Information technology	27.3
Health care	23.8
Industrials	16.9
Consumer discretionary	14.9
Financials	4.3
Communication services	4.1
Real estate	3.5
Energy	2.2
Materials	1.0
Short-term investments and other	2.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Small Cap Stock Trust Series NAV shares returned 1.27% and the Russell 2000 Growth Index returned 2.83%.
Environment  ►  U.S. equities advanced over the 12-month period ending December 31, 2021, amid the accelerating global rollout of COVID-19 vaccines, favorable outlook for global economic growth, fiscal and monetary stimulus, and strong corporate earnings. President Joe Biden signed into law a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. However, markets contended with volatile COVID-19 trends, fluctuating economic growth projections, and the imminent prospect of reduced quantitative easing and policy tightening. Inflation surged amid severe supply and labor shortages, rising energy prices, and heightened demand for goods and services. Fears that inflation could persist for longer than expected prompted the
U.S. Federal Reserve (Fed) to announce an accelerated tapering of asset purchases. The Fed also projected three interest-rate hikes in 2022, up from its September forecast of one hike. The rapid spread of the Omicron COVID-19 variant prompted a flurry of new restrictions and event cancellations to end the calendar year.
Security selection during the period was a detractor, as our unfavorable selection in healthcare and communication services was only partially offset by stronger selection in information technology and industrials.
Sector allocation, a result of our bottom-up stock selection process, aided relative performance. An overweight in information technology and an underweight in healthcare aided relative results, while an underweight in consumer staples slightly detracted.
Top relative detractors included special purpose acquisition company TPG Pace Beneficial Finance Corp. and online education platform Chegg, Inc. We exited both holdings to fund other opportunities.
The top relative contributors included Perficient, Inc., a digital consultancy firm, and Synaptics, Inc., a developer of human interface hardware and software. As of the end of the period, we continued to hold overweight positions in both securities.
At the end of the period, the portfolio was overweight in information technology and healthcare and underweight in consumer staples and materials. The portfolio increased its exposure in industrials, energy, and communication services during the period, while reducing exposure in healthcare and financials.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Small Cap Stock Trust Series I	1.20	20.48	15.63	153.81	327.18
Small Cap Stock Trust Series II	1.06	20.24	15.41	151.35	319.05
Small Cap Stock Trust Series NAV	1.27	20.55	15.69	154.62	329.48
Russell 2000 Growth Index	2.83	14.53	14.14	97.09	275.19
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 2000 Growth Index tracks the performance of publicly traded small-cap companies in the United States with higher price-to-book ratios and higher forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.12	1.32	1.07
Net (%)	1.11	1.31	1.06
34

Small Cap Value Trust
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Edmond C. Griffin, CFA, Timothy J. McCormack, CFA, Shaun F. Pedersen, and Danielle S. Williams, CFA. Effective December 31, 2022, Timothy J. McCormack, CFA will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term capital appreciation by investing at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	25.3
Industrials	19.0
Real estate	10.1
Health care	8.4
Information technology	8.3
Materials	8.3
Consumer discretionary	6.5
Consumer staples	5.3
Utilities	3.9
Communication services	1.2
Energy	1.0
Short-term investments and other	2.7

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Small Cap Value Trust Series NAV shares returned 26.30% and the Russell 2000 Value Index returned 28.27%.
Environment  ►  U.S. equities advanced over the 12-month period ending December 31, 2021, amid the accelerating global rollout of COVID-19 vaccines, favorable outlook for global economic growth, fiscal and monetary stimulus, and strong corporate earnings. President Joe Biden signed into law a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. However, markets contended with volatile COVID-19 trends, fluctuating economic growth projections, and the imminent prospect of reduced quantitative easing and policy tightening. Inflation surged amid severe supply and labor shortages, rising energy prices, and heightened demand for goods and services. Fears that inflation could persist for longer than expected prompted the
U.S. Federal Reserve (Fed) to announce an accelerated tapering of asset purchases. The Fed also projected three interest-rate hikes in 2022, up from its September forecast of one hike. The rapid spread of the Omicron COVID-19 variant prompted a flurry of new restrictions and event cancellations to end the calendar year.
Sector allocation, a residual of our bottom-up stock selection process, was the primary driver of relative underperformance over the period. An underweight in consumer discretionary and overweight in industrials detracted from results, while underweights in healthcare and financials contributed.
Stock selection also detracted from relative performance over the period, particularly within industrials and financials, but was partially offset by stronger selection in healthcare and information technology.
The top relative detractors included Kemper Corp., an American insurance company, and American Woodmark Corp., a kitchen and bath cabinet manufacturer. We continue to hold both names as of the end of the period. Top relative contributors included Magnolia Oil & Gas Corp., an oil and gas exploration and production company, and Lantheus Holdings, Inc., a diagnostic medical equipment manufacturer. We eliminated Magnolia Oil & Gas and continue to hold Lantheus as of the end of the period.
At the end of the period, the portfolio was overweight in industrials and materials and underweight in energy and communication services. The largest changes during the period included decreased exposure to industrials and increased exposure to financials.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Small Cap Value Trust Series I	26.19	6.22	10.46	35.20	170.31
Small Cap Value Trust Series II	25.97	6.01	10.24	33.86	165.10
Small Cap Value Trust Series NAV	26.30	6.28	10.52	35.61	171.80
Russell 2000 Value Index	28.27	9.07	12.03	54.36	211.41
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.14	1.34	1.09
Net (%)	1.13	1.33	1.08
35

Small Company Value Trust
Subadvisor: T. Rowe Price Associates, Inc.
Portfolio Manager: J. David Wagner, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks long-term growth of capital by investing at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Financials	25.5
Industrials	14.9
Real estate	10.1
Health care	9.3
Consumer discretionary	9.1
Information technology	8.1
Energy	6.4
Utilities	4.9
Materials	4.6
Consumer staples	3.0
Communication services	2.3
Short-term investments and other	1.8

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Small Company Value Trust Series I shares returned 22.70% and the Russell 2000 Value Index returned 28.27%.
Environment  ►  Even though the COVID-19 pandemic continued, major U.S. stock indexes climbed in 2021, extending the brisk rebound that started in March 2020. Many indexes repeatedly reached record highs throughout the year. Equities advanced as the economy reopened and recovered facilitated by the rollout of COVID-19 vaccines and some federal fiscal relief as corporations reported robust earnings growth. Elevated inflation, which stemmed in part from shortages of some goods and materials and global supply chain disruptions; the emergence of variants of the COVID-19; and the U.S. Federal Reserve’s decision to taper its monthly asset purchases starting in November were among the factors that occasionally weighed on the financial markets.
The consumer discretionary sector was the leading detractor from relative results, driven by adverse stock choices. Strategic Education, Inc. weighed on relative results on the year, falling sharply amid a deceleration in enrollment growth and regulatory concerns.
Stock selection in the industrials sector also had a negative impact on relative results. Within the sector, shares of ESCO Technologies, Inc. dragged relative results.
The communication services sector further hampered relative performance due to stock selection; however, this was partially offset by a positive underweight allocation. Shares of Cable One, Inc. a fully integrated provider of high-speed internet, cable television, and telephone services, also weighed heavily on relative performance in the period. We maintain a favorable view of the company and its experienced management team, under-levered balance sheet, and synergies from recently closed mergers.
Conversely, the energy sector contributed to relative performance, due to strong stock choices. Shares of U.S. exploration and production company Devon Energy Corp. rose sharply on the year, buoyed by an increase in oil prices and as the company continued to execute on improved capital productivity and cost reduction initiatives. The company underwent a major transformation via the sale of several noncore assets and a merger of equals with WPX Energy earlier this year.
Stock selection in the financials sector, led by the portfolio’s exposure to State Auto Financial Corp. (sold prior to year end), also boosted relative performance.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Small Company Value Trust Series I	22.70	10.31	12.07	63.32	212.57
Small Company Value Trust Series II	22.51	10.10	11.86	61.79	206.71
Small Company Value Trust Series NAV	22.81	10.37	12.13	63.78	214.34
Russell 2000 Value Index	28.27	9.07	12.03	54.36	211.41
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Russell 2000 Value Index tracks the performance of publicly traded small-cap companies in the United States with lower price-to-book ratios and lower forecasted growth values.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	1.27	1.47	1.22
Net (%)	1.26	1.46	1.21
36

Strategic Equity Allocation Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Matthew Murphy, CFA, Nathan Thooft, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks capital appreciation by investing at least 80% of its net assets in U.S. and foreign equity securities of any market capitalization, including futures on indexes of equity securities. The trust’s allocation to various markets and types of securities will be actively managed.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Sector Composition (% of net assets)
Information technology	20.5
Financials	12.8
Health care	12.8
Consumer discretionary	12.3
Industrials	11.3
Communication services	7.1
Consumer staples	6.8
Materials	4.4
Real estate	3.4
Energy	2.8
Utilities	2.8
Short-term investments and other	3.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Strategic Equity Allocation Trust Series NAV shares returned 21.15% and a blend of 70% Russell 3000 Index and 30% MSCI EAFE Index returned 21.23%.
Environment  ►  Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs. Although concerns about new variants of COVID-19, rising inflation, and the possibility of higher interest rates in 2022 weighed on sentiment late in the period.
The U.S. market outpaced its global peers, thanks in part to the country’s higher vaccination rate and the continued strength in mega-cap, technology-related stocks. Canada was also a top performer, led by the energy and financiasl sectors. Europe and Asia, while producing solid absolute returns, lagged North America due to the combination of unfavorable currency translation, slower reopening trends, and weaker economic growth. The emerging markets, which finished in negative territory as a group, were notable underperformers due in part to a protracted sell-off in China.
At the top level, the portfolio benefited from an overweight in U.S. large-cap equities and an underweight in U.S. small-cap equities. The portfolio was hurt by an overweight in international equities and an underweight in U.S. mid-cap equities.
In the United States, the portfolio was boosted by an overweight in industrials and underweights in consumer discretionary and communication services. Security selection in consumer discretionary also contributed to relative performance. The portfolio was hurt by underweights in healthcare and information technology, as well as an overweight in real estate.
Globally, an underweight in emerging-market equities and an overweight in international developed equities boosted returns. However, country selection eliminated those gains. Top individual detractors at the country level included an overweight in Japan and an underweight in Saudi Arabia. The top contributors at the country level were an underweight in Hong Kong and an overweight in Taiwan.
In the United States, we favor a balance between growth and value, while we continue to expect that U.S. small and mid-cap equities will outperform their large-cap counterparts as their growing profit margins, improved debt ratios, and inexpensive valuations offer a tailwind relative to U.S. large caps. While we currently have a neutral view on the emerging markets, we are closely monitoring policy changes in the area.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	Since inception	5-year	Since inception
Strategic Equity Allocation Trust Series NAV (began 4/13/12)	21.15	14.43	12.50	96.21	213.79
S&P 500 Index	28.71	18.47	15.98	133.41	321.94
Blended Index	21.23	15.44	13.28	105.04	235.82
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 70% Russell 3000 Index and 30% MSCI EAFE Index.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Series NAV
Gross (%)	0.67
Net (%)	0.66
37

Total Stock Market Index Trust
Subadvisor: Manulife Investment Management (North America) Limited
Portfolio Managers: Brett Hryb, CFA, Boncana Maiga, CFA, CIM, and Ashikhusein Shahpurwala, CFA. Effective April 21, 2022, Brett Hryb will no longer serve as a portfolio manager.

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to approximate the aggregate total return of a broad U.S. domestic equity market index. The trust invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in: (a) the common stocks that are included in the Wilshire 5000 Total Market Index; and (b) securities (which may or may not be included in the Wilshire 5000 Total Market Index) that the Subadvisor believes as a group will behave in a manner similar to the Wilshire 5000 Total Market Index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Sector Composition (% of net assets)
Information technology	26.7
Consumer discretionary	12.8
Health care	12.4
Financials	11.0
Communication services	9.6
Industrials	8.3
Consumer staples	5.8
Real estate	3.3
Energy	2.9
Materials	2.3
Utilities	2.2
Short-term investments and other	2.7

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Total Stock Market Index Trust Series I shares returned 24.45% and the Wilshire 5000 Total Market Full Cap Index returned 24.51%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, with Wilshire 5000 Total Market Full Cap Index up 24.51%, as massive federal government stimulus and the rollout of highly effective COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. The subsequent approval of vaccines for younger populations, booster shots for adults, and new health solutions signaled a path toward more normal economic activity. These tailwinds outweighed market volatility brought on by the spread of the highly infectious COVID-19 Delta and Omicron variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions. Amid this backdrop, the S&P 500 Index notched 70 record highs in 2021, with notable advances coming from the economically sensitive energy and financials sectors as well as the more-defensive real estate sector and secularly driven information technology sector. Even the weakest performers in the index—the utilities and consumer staples sectors—ended the year with above-average returns.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Total Stock Market Index Trust Series I	24.45	17.37	15.63	122.77	327.24
Total Stock Market Index Trust Series II	24.19	17.13	15.39	120.48	318.48
Total Stock Market Index Trust Series NAV	24.51	17.43	15.68	123.35	329.14
Wilshire 5000 Total Market Full Cap Index	24.51	17.82	16.14	127.06	346.54
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Wilshire 5000 Total Market Full Cap Index is an unmanaged index which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.59	0.79	0.54
Net (%)	0.58	0.78	0.53
38

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. In the case of the American Portfolios and the Lifestyle Portfolios, in addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would be higher than amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
500 Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,115.00	$1.60	0.30%
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%
Series II	Actual expenses/actual returns	1,000.00	1,113.70	2.66	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	1,115.00	1.33	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
American Asset Allocation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,044.00	$3.19	0.62%[2]
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,043.10	3.66	0.71%[2]
	Hypothetical example	1,000.00	1,021.60	3.62	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,045.10	1.39	0.27%[2]
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%[2]
American Global Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,041.40	$3.29	0.64%[2]
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%[2]
Series II	Actual expenses/actual returns	1,000.00	1,040.60	3.65	0.71%[2]
	Hypothetical example	1,000.00	1,021.60	3.62	0.71%[2]
Series III	Actual expenses/actual returns	1,000.00	1,043.10	1.49	0.29%[2]
	Hypothetical example	1,000.00	1,023.70	1.48	0.29%[2]
39

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
American Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,078.50	$3.25	0.62%[2]
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,078.40	3.56	0.68%[2]
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%[2]
Series III	Actual expenses/actual returns	1,000.00	1,080.70	1.42	0.27%[2]
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%[2]
American Growth-Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,085.00	$3.26	0.62%[2]
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%[2]
Series II	Actual expenses/actual returns	1,000.00	1,084.70	3.68	0.70%[2]
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%[2]
Series III	Actual expenses/actual returns	1,000.00	1,087.40	1.42	0.27%[2]
	Hypothetical example	1,000.00	1,023.80	1.38	0.27%[2]
American International Trust
Series I	Actual expenses/actual returns	$1,000.00	$940.60	$3.08	0.63%[2]
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%[2]
Series II	Actual expenses/actual returns	1,000.00	939.50	3.72	0.76%[2]
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%[2]
Series III	Actual expenses/actual returns	1,000.00	942.20	1.37	0.28%[2]
	Hypothetical example	1,000.00	1,023.80	1.43	0.28%[2]
Blue Chip Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,039.70	$4.06	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,038.90	5.09	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,040.00	3.81	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Capital Appreciation Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,051.00	$4.08	0.79%
	Hypothetical example	1,000.00	1,021.20	4.02	0.79%
Series II	Actual expenses/actual returns	1,000.00	1,050.80	5.12	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
Series NAV	Actual expenses/actual returns	1,000.00	1,051.80	3.83	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Capital Appreciation Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,076.00	$4.66	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Series II	Actual expenses/actual returns	1,000.00	1,074.50	5.70	1.09%
	Hypothetical example	1,000.00	1,019.70	5.55	1.09%
Series NAV	Actual expenses/actual returns	1,000.00	1,076.00	4.40	0.84%
	Hypothetical example	1,000.00	1,021.00	4.28	0.84%
Disciplined Value International Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,011.30	$4.66	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%
Series II	Actual expenses/actual returns	1,000.00	1,010.80	5.68	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	1,011.80	4.41	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Emerging Markets Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$957.40	$5.33	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%
Series II	Actual expenses/actual returns	1,000.00	957.40	6.32	1.28%
	Hypothetical example	1,000.00	1,018.80	6.51	1.28%
Series NAV	Actual expenses/actual returns	1,000.00	958.70	5.09	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
40

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Equity Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,060.40	$3.84	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Series II	Actual expenses/actual returns	1,000.00	1,059.50	4.88	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,060.60	3.58	0.69%
	Hypothetical example	1,000.00	1,021.70	3.52	0.69%
Financial Industries Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,096.40	$4.65	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Series II	Actual expenses/actual returns	1,000.00	1,095.00	5.70	1.08%
	Hypothetical example	1,000.00	1,019.80	5.50	1.08%
Series NAV	Actual expenses/actual returns	1,000.00	1,097.30	4.39	0.83%
	Hypothetical example	1,000.00	1,021.00	4.23	0.83%
Fundamental All Cap Core Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,087.70	$3.95	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%
Series II	Actual expenses/actual returns	1,000.00	1,086.50	5.00	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	1,088.10	3.68	0.70%
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%
Fundamental Large Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,064.30	$3.95	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Series II	Actual expenses/actual returns	1,000.00	1,063.30	4.99	0.96%
	Hypothetical example	1,000.00	1,020.40	4.89	0.96%
Series NAV	Actual expenses/actual returns	1,000.00	1,064.30	3.69	0.71%
	Hypothetical example	1,000.00	1,021.60	3.62	0.71%
Global Equity Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,072.40	$4.75	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,071.50	5.80	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,072.90	4.49	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Health Sciences Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,025.20	$5.31	1.04%
	Hypothetical example	1,000.00	1,020.00	5.30	1.04%
Series II	Actual expenses/actual returns	1,000.00	1,024.00	6.33	1.24%
	Hypothetical example	1,000.00	1,019.00	6.31	1.24%
Series NAV	Actual expenses/actual returns	1,000.00	1,025.20	5.05	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
International Equity Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$985.20	$1.95	0.39%
	Hypothetical example	1,000.00	1,023.20	1.99	0.39%
Series II	Actual expenses/actual returns	1,000.00	983.80	2.95	0.59%
	Hypothetical example	1,000.00	1,022.20	3.01	0.59%
Series NAV	Actual expenses/actual returns	1,000.00	985.20	1.70	0.34%
	Hypothetical example	1,000.00	1,023.50	1.73	0.34%
International Small Company Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,017.10	$5.39	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Series II	Actual expenses/actual returns	1,000.00	1,015.90	6.40	1.26%
	Hypothetical example	1,000.00	1,018.90	6.41	1.26%
Series NAV	Actual expenses/actual returns	1,000.00	1,016.90	5.13	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
41

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Lifestyle Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,033.30	$0.56	0.11%[2]
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,032.40	1.59	0.31%[2]
	Hypothetical example	1,000.00	1,023.60	1.58	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,033.80	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%[2]
Lifestyle Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,012.10	$0.66	0.13%[2]
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,010.70	1.67	0.33%[2]
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,011.90	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.80	0.41	0.08%[2]
Lifestyle Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,048.20	$0.57	0.11%[2]
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%[2]
Series II	Actual expenses/actual returns	1,000.00	1,047.30	1.60	0.31%[2]
	Hypothetical example	1,000.00	1,023.60	1.58	0.31%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,048.20	0.31	0.06%[2]
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%[2]
Lifestyle Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,026.20	$0.66	0.13%[2]
	Hypothetical example	1,000.00	1,024.60	0.66	0.13%[2]
Series II	Actual expenses/actual returns	1,000.00	1,025.40	1.68	0.33%[2]
	Hypothetical example	1,000.00	1,023.50	1.68	0.33%[2]
Series NAV	Actual expenses/actual returns	1,000.00	1,026.00	0.41	0.08%[2]
	Hypothetical example	1,000.00	1,024.80	0.41	0.08%[2]
Mid Cap Growth Trust
Series I	Actual expenses/actual returns	$1,000.00	$957.90	$4.54	0.92%
	Hypothetical example	1,000.00	1,020.60	4.69	0.92%
Series II	Actual expenses/actual returns	1,000.00	956.40	5.52	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Series NAV	Actual expenses/actual returns	1,000.00	957.60	4.29	0.87%
	Hypothetical example	1,000.00	1,020.80	4.43	0.87%
Mid Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,058.10	$2.33	0.45%
	Hypothetical example	1,000.00	1,022.90	2.29	0.45%
Series II	Actual expenses/actual returns	1,000.00	1,057.60	3.37	0.65%
	Hypothetical example	1,000.00	1,021.90	3.31	0.65%
Series NAV	Actual expenses/actual returns	1,000.00	1,058.70	2.08	0.40%
	Hypothetical example	1,000.00	1,023.20	2.04	0.40%
Mid Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,040.10	$5.09	0.99%
	Hypothetical example	1,000.00	1,020.20	5.04	0.99%
Series II	Actual expenses/actual returns	1,000.00	1,039.10	6.12	1.19%
	Hypothetical example	1,000.00	1,019.20	6.06	1.19%
Series NAV	Actual expenses/actual returns	1,000.00	1,040.00	4.83	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Real Estate Securities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,196.60	$4.32	0.78%
	Hypothetical example	1,000.00	1,021.30	3.97	0.78%
Series II	Actual expenses/actual returns	1,000.00	1,195.40	5.42	0.98%
	Hypothetical example	1,000.00	1,020.30	4.99	0.98%
Series NAV	Actual expenses/actual returns	1,000.00	1,196.20	4.04	0.73%
	Hypothetical example	1,000.00	1,021.50	3.72	0.73%
42

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Science & Technology Trust
Series I	Actual expenses/actual returns	$1,000.00	$986.60	$5.36	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%
Series II	Actual expenses/actual returns	1,000.00	985.50	6.36	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%
Series NAV	Actual expenses/actual returns	1,000.00	986.80	5.11	1.02%
	Hypothetical example	1,000.00	1,020.10	5.19	1.02%
Small Cap Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$975.10	$2.54	0.51%
	Hypothetical example	1,000.00	1,022.60	2.60	0.51%
Series II	Actual expenses/actual returns	1,000.00	974.70	3.53	0.71%
	Hypothetical example	1,000.00	1,021.60	3.62	0.71%
Series NAV	Actual expenses/actual returns	1,000.00	975.60	2.29	0.46%
	Hypothetical example	1,000.00	1,022.90	2.35	0.46%
Small Cap Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,058.10	$4.72	0.91%
	Hypothetical example	1,000.00	1,020.60	4.63	0.91%
Series II	Actual expenses/actual returns	1,000.00	1,057.10	5.76	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Series NAV	Actual expenses/actual returns	1,000.00	1,058.70	4.46	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Small Cap Stock Trust
Series I	Actual expenses/actual returns	$1,000.00	$968.20	$5.51	1.11%
	Hypothetical example	1,000.00	1,019.60	5.65	1.11%
Series II	Actual expenses/actual returns	1,000.00	967.00	6.49	1.31%
	Hypothetical example	1,000.00	1,018.60	6.67	1.31%
Series NAV	Actual expenses/actual returns	1,000.00	968.10	5.26	1.06%
	Hypothetical example	1,000.00	1,019.90	5.40	1.06%
Small Cap Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,048.00	$5.32	1.03%
	Hypothetical example	1,000.00	1,020.00	5.24	1.03%
Series II	Actual expenses/actual returns	1,000.00	1,047.10	6.35	1.23%
	Hypothetical example	1,000.00	1,019.00	6.26	1.23%
Series NAV	Actual expenses/actual returns	1,000.00	1,048.10	5.06	0.98%
	Hypothetical example	1,000.00	1,020.30	4.99	0.98%
Small Company Value Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,056.70	$5.81	1.12%
	Hypothetical example	1,000.00	1,019.60	5.70	1.12%
Series II	Actual expenses/actual returns	1,000.00	1,056.00	6.84	1.32%
	Hypothetical example	1,000.00	1,018.60	6.72	1.32%
Series NAV	Actual expenses/actual returns	1,000.00	1,056.70	5.55	1.07%
	Hypothetical example	1,000.00	1,019.80	5.45	1.07%
Strategic Equity Allocation Trust
Series NAV	Actual expenses/actual returns	$1,000.00	$1,070.20	$2.77	0.53%
	Hypothetical example	1,000.00	1,022.50	2.70	0.53%
Total Stock Market Index Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,082.10	$2.52	0.48%
	Hypothetical example	1,000.00	1,022.80	2.45	0.48%
Series II	Actual expenses/actual returns	1,000.00	1,081.00	3.57	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Series NAV	Actual expenses/actual returns	1,000.00	1,082.30	2.26	0.43%
	Hypothetical example	1,000.00	1,023.00	2.19	0.43%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
500 Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 9.9%
Alphabet, Inc., Class A (A)	61,280	$177,530,611	2.1%
Alphabet, Inc., Class C (A)	56,936	164,749,440	2.0%
Comcast Corp., Class A	930,968	46,855,619	0.6%
Meta Platforms, Inc., Class A (A)	481,964	162,108,591	1.9%
Netflix, Inc. (A)	90,363	54,438,286	0.7%
The Walt Disney Company (A)	370,961	57,458,149	0.7%
Verizon Communications, Inc.	841,500	43,724,340	0.5%
OTHER SECURITIES		128,051,512	1.4%
		834,916,548
Consumer discretionary - 12.2%
Amazon.com, Inc. (A)	88,834	296,202,760	3.5%
Lowe's Companies, Inc.	140,974	36,438,960	0.4%
McDonald's Corp.	152,712	40,937,506	0.5%
NIKE, Inc., Class B	259,778	43,297,199	0.5%
Tesla, Inc. (A)	165,680	175,087,310	2.1%
The Home Depot, Inc.	214,894	89,183,159	1.1%
OTHER SECURITIES		349,638,745	4.1%
		1,030,785,639
Consumer staples - 5.7%
Costco Wholesale Corp.	89,853	51,009,548	0.6%
PepsiCo, Inc.	282,342	49,045,629	0.6%
The Coca-Cola Company	793,835	47,002,970	0.6%
The Procter & Gamble Company	493,387	80,708,245	0.9%
Walmart, Inc.	290,471	42,028,249	0.5%
OTHER SECURITIES		213,336,956	2.5%
		483,131,597
Energy - 2.6%
Chevron Corp.	393,078	46,127,703	0.5%
Exxon Mobil Corp.	860,494	52,653,628	0.6%
OTHER SECURITIES		120,691,549	1.5%
		219,472,880
Financials - 10.4%
Bank of America Corp.	1,466,663	65,251,837	0.8%
Berkshire Hathaway, Inc., Class B (A)	372,849	111,481,851	1.3%
JPMorgan Chase & Co.	601,678	95,275,711	1.1%
Wells Fargo & Company	811,687	38,944,742	0.5%
OTHER SECURITIES		567,219,042	6.7%
		878,173,183
Health care - 13.0%
Abbott Laboratories	360,334	50,713,407	0.6%
AbbVie, Inc.	361,059	48,887,389	0.6%
Danaher Corp.	129,916	42,743,663	0.5%
Eli Lilly & Company	161,377	44,575,555	0.5%
Johnson & Johnson	536,490	91,777,344	1.1%
Merck & Company, Inc.	514,515	39,432,430	0.5%
Pfizer, Inc.	1,143,733	67,537,434	0.8%
Thermo Fisher Scientific, Inc.	80,336	53,603,393	0.6%
UnitedHealth Group, Inc.	191,653	96,236,637	1.1%
500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
OTHER SECURITIES		$556,500,463	6.7%
		1,092,007,715
Industrials - 7.6%		639,368,687	7.6%
Information technology - 28.4%
Accenture PLC, Class A	128,892	53,432,179	0.6%
Adobe, Inc. (A)	96,831	54,908,987	0.7%
Apple, Inc.	3,174,353	563,669,851	6.7%
Broadcom, Inc.	83,777	55,746,054	0.7%
Cisco Systems, Inc.	860,625	54,537,806	0.6%
Intel Corp.	829,415	42,714,873	0.5%
Intuit, Inc.	57,699	37,113,151	0.4%
Mastercard, Inc., Class A	177,067	63,623,714	0.8%
Microsoft Corp.	1,529,179	514,293,481	6.1%
NVIDIA Corp.	509,181	149,755,224	1.8%
PayPal Holdings, Inc. (A)	238,831	45,038,750	0.5%
QUALCOMM, Inc.	227,985	41,691,617	0.5%
salesforce.com, Inc. (A)	199,452	50,686,737	0.6%
Visa, Inc., Class A	341,602	74,028,569	0.9%
OTHER SECURITIES		596,528,254	7.0%
		2,397,769,247
Materials - 2.5%
Linde PLC	104,240	36,111,863	0.4%
OTHER SECURITIES		174,865,337	2.1%
		210,977,200
Real estate - 2.7%		227,613,951	2.7%
Utilities - 2.4%
NextEra Energy, Inc.	401,387	37,473,490	0.4%
OTHER SECURITIES		167,703,033	2.0%
		205,176,523
TOTAL COMMON STOCKS (Cost $2,827,877,112)		$8,219,393,170
SHORT-TERM INVESTMENTS - 2.8%
U.S. Government - 0.1%		9,999,731	0.1%
U.S. Government Agency - 2.6%
Federal Home Loan Bank Discount Note, 0.030%, 02/02/2022 *	$65,000,000	64,998,917	0.8%
Federal Home Loan Bank Discount Note, 0.030%, 03/01/2022 *	27,000,000	26,997,863	0.3%
Federal Home Loan Bank Discount Note, 0.035%, 01/12/2022 *	10,000,000	9,999,975	0.1%
Federal Home Loan Bank Discount Note, 0.045%, 02/16/2022 *	75,000,000	74,998,167	0.9%
Tennessee Valley Authority Discount Note, 0.030%, 01/05/2022 *	35,150,000	35,149,980	0.4%
Tennessee Valley Authority Discount Note, 0.031%, 01/12/2022 *	8,000,000	7,999,980	0.1%
		220,144,882

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Short-term funds - 0.0%
John Hancock Collateral Trust, 0.1697% (B)(C)	243,230	$2,433,032	0.0%
	Repurchase agreement - 0.1%	9,180,000	0.1%
	TOTAL SHORT-TERM INVESTMENTS (Cost $241,755,534)	$241,757,645
	Total Investments (500 Index Trust) (Cost $3,069,632,646) - 100.2%	$8,461,150,815	100.2%
	Other assets and liabilities, net - (0.2)%	(20,338,627)	(0.2)%
	TOTAL NET ASSETS - 100.0%	$8,440,812,188	100.0%
500 Index Trust (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	935	Long	Mar 2022	$217,971,239	$222,459,875	$4,488,636
						$4,488,636

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	48,939,797	$1,423,169,307	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $995,830,895)	$1,423,169,307
	Total Investments (American Asset Allocation Trust) (Cost $995,830,895) - 100.0%	$1,423,169,307	100.0%
	Other assets and liabilities, net - (0.0)%	(23,206)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,423,146,101	100.0%
American Global Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,511,001	$250,530,109	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $157,748,280)	$250,530,109
	Total Investments (American Global Growth Trust) (Cost $157,748,280) - 100.0%	$250,530,109	100.0%
	Other assets and liabilities, net - (0.0)%	(14,594)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$250,515,515	100.0%
American Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,703,196	$1,110,353,743	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $675,900,572)	$1,110,353,743
	Total Investments (American Growth Trust) (Cost $675,900,572) - 100.0%	$1,110,353,743	100.0%
	Other assets and liabilities, net - (0.0)%	(23,313)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,110,330,430	100.0%
American Growth-Income Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,197,870	$1,090,926,541	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $752,530,914)	$1,090,926,541
	Total Investments (American Growth-Income Trust) (Cost $752,530,914) - 100.0%	$1,090,926,541	100.0%
	Other assets and liabilities, net - (0.0)%	(23,786)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$1,090,902,755	100.0%

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

American International Trust
	Shares or Principal Amount	Value	% of Net Assets
	INVESTMENT COMPANIES - 100.0%
	American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,899,308	$474,414,300	100.0%
	TOTAL INVESTMENT COMPANIES (Cost $398,270,114)	$474,414,300
	Total Investments (American International Trust) (Cost $398,270,114) - 100.0%	$474,414,300	100.0%
	Other assets and liabilities, net - (0.0)%	(18,189)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$474,396,111	100.0%
Blue Chip Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.7%
Communication services - 23.3%
Alphabet, Inc., Class A (A)	11,438	$33,136,344	1.4%
Alphabet, Inc., Class C (A)	74,566	215,763,432	8.9%
Meta Platforms, Inc., Class A (A)	481,395	161,917,208	6.7%
Netflix, Inc. (A)	73,354	44,191,384	1.8%
Pinterest, Inc., Class A (A)	239,780	8,716,003	0.3%
Sea, Ltd., ADR (A)	170,228	38,081,706	1.6%
Snap, Inc., Class A (A)	640,504	30,122,903	1.2%
Tencent Holdings, Ltd.	204,500	11,932,800	0.5%
OTHER SECURITIES		22,928,021	0.9%
		566,789,801
Consumer discretionary - 19.7%
Amazon.com, Inc. (A)	71,589	238,702,066	9.8%
Booking Holdings, Inc. (A)	4,891	11,734,634	0.5%
Carvana Company (A)	99,232	23,000,985	1.0%
Chipotle Mexican Grill, Inc. (A)	9,959	17,410,822	0.7%
Dollar General Corp.	68,430	16,137,847	0.7%
DoorDash, Inc., Class A (A)	99,257	14,779,367	0.6%
Lululemon Athletica, Inc. (A)	47,006	18,400,499	0.8%
NIKE, Inc., Class B	119,071	19,845,564	0.8%
Rivian Automotive, Inc., Class A (A)(B)	100,399	10,410,369	0.4%
Ross Stores, Inc.	154,675	17,676,259	0.7%
Tesla, Inc. (A)	73,856	78,049,544	3.2%
OTHER SECURITIES		12,515,996	0.5%
		478,663,952
Financials - 2.7%
S&P Global, Inc.	34,861	16,451,952	0.7%
The Charles Schwab Corp.	132,455	11,139,466	0.4%
The Goldman Sachs Group, Inc.	61,180	23,404,409	1.0%
OTHER SECURITIES		13,762,357	0.6%
		64,758,184
Health care - 9.8%
Danaher Corp.	84,424	27,776,340	1.2%
Eli Lilly & Company	96,379	26,621,807	1.1%
HCA Healthcare, Inc.	77,659	19,952,150	0.8%
Intuitive Surgical, Inc. (A)	110,441	39,681,451	1.6%
Stryker Corp.	63,260	16,916,989	0.7%
Thermo Fisher Scientific, Inc.	23,075	15,396,563	0.6%
UnitedHealth Group, Inc.	92,807	46,602,107	1.9%
Zoetis, Inc.	64,670	15,781,420	0.7%
OTHER SECURITIES		29,174,427	1.2%
		237,903,254
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials - 1.4%
Roper Technologies, Inc.	23,062	$11,343,275	0.5%
OTHER SECURITIES		23,474,823	0.9%
		34,818,098
Information technology - 42.4%
Advanced Micro Devices, Inc. (A)	208,901	30,060,854	1.2%
Apple, Inc.	1,057,103	187,709,780	7.7%
ASML Holding NV, NYRS	25,511	20,310,328	0.8%
Atlassian Corp. PLC, Class A (A)	28,537	10,880,873	0.5%
Block, Inc. (A)	85,384	13,790,370	0.6%
Fiserv, Inc. (A)	103,704	10,763,438	0.4%
Fortinet, Inc. (A)	43,073	15,480,436	0.6%
Intuit, Inc.	76,314	49,086,691	2.0%
Marvell Technology, Inc.	135,434	11,849,121	0.5%
Mastercard, Inc., Class A	122,850	44,142,462	1.8%
Microsoft Corp.	805,106	270,773,250	11.1%
MongoDB, Inc. (A)	30,425	16,105,474	0.7%
NVIDIA Corp.	269,453	79,248,822	3.3%
PayPal Holdings, Inc. (A)	121,943	22,996,011	1.0%
ServiceNow, Inc. (A)	86,268	55,997,421	2.3%
Shopify, Inc., Class A (A)	11,582	15,952,931	0.7%
Synopsys, Inc. (A)	68,459	25,227,142	1.0%
Texas Instruments, Inc.	58,008	10,932,768	0.5%
Visa, Inc., Class A	258,965	56,120,305	2.3%
Zoom Video Communications, Inc., Class A (A)	56,718	10,431,007	0.4%
OTHER SECURITIES		71,914,669	3.0%
		1,029,774,153
Materials - 0.3%		8,293,076	0.3%
Real estate - 0.1%		3,107,547	0.1%
TOTAL COMMON STOCKS (Cost $1,406,021,622)		$2,424,108,065
SHORT-TERM INVESTMENTS - 0.6%
Short-term funds - 0.6%
John Hancock Collateral Trust, 0.1697% (C)(D)	798,574	7,988,139	0.3%
OTHER SECURITIES		7,397,075	0.3%
		15,385,214
TOTAL SHORT-TERM INVESTMENTS (Cost $15,385,214)		$15,385,214
Total Investments (Blue Chip Growth Trust) (Cost $1,421,406,836) - 100.3%		$2,439,493,279	100.3%
Other assets and liabilities, net - (0.3)%		(8,422,541)	(0.3)%
TOTAL NET ASSETS - 100.0%		$2,431,070,738	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.6%
Communication services - 15.8%
Alphabet, Inc., Class A (A)	8,559	$24,795,765	3.1%
Alphabet, Inc., Class C (A)	8,553	24,748,875	3.1%
Match Group, Inc. (A)	61,209	8,094,890	1.0%
Meta Platforms, Inc., Class A (A)	47,923	16,118,901	2.0%
Netflix, Inc. (A)	40,051	24,128,324	3.1%
ROBLOX Corp., Class A (A)	66,343	6,843,944	0.9%
Sea, Ltd., ADR (A)	25,605	5,728,095	0.7%
Snap, Inc., Class A (A)	204,883	9,635,647	1.2%
OTHER SECURITIES		5,343,081	0.7%
		125,437,522
Consumer discretionary - 27.8%
Airbnb, Inc., Class A (A)	56,613	9,425,498	1.2%
Amazon.com, Inc. (A)	14,451	48,184,546	6.1%
Chipotle Mexican Grill, Inc. (A)	5,169	9,036,704	1.1%
Kering SA	12,032	9,653,894	1.2%
Lululemon Athletica, Inc. (A)	22,128	8,662,006	1.1%
LVMH Moet Hennessy Louis Vuitton SE	19,955	16,491,483	2.1%
Marriott International, Inc., Class A (A)	37,771	6,241,280	0.8%
MercadoLibre, Inc. (A)	6,736	9,082,822	1.1%
NIKE, Inc., Class B	91,893	15,315,806	1.9%
Target Corp.	43,351	10,033,155	1.3%
Tesla, Inc. (A)	54,924	58,042,585	7.3%
The Home Depot, Inc.	27,241	11,305,287	1.4%
The TJX Companies, Inc.	130,652	9,919,100	1.2%
		221,394,166
Consumer staples - 3.4%
Costco Wholesale Corp.	20,160	11,444,832	1.5%
The Estee Lauder Companies, Inc., Class A	41,386	15,321,097	1.9%
		26,765,929
Financials - 2.3%
S&P Global, Inc.	13,440	6,342,739	0.8%
The Goldman Sachs Group, Inc.	20,039	7,665,919	1.0%
OTHER SECURITIES		3,953,715	0.5%
		17,962,373
Health care - 5.8%
BioNTech SE, ADR (A)(B)	15,800	4,073,240	0.5%
Danaher Corp.	27,727	9,122,460	1.2%
DexCom, Inc. (A)	10,442	5,606,832	0.7%
Eli Lilly & Company	52,005	14,364,821	1.8%
Intuitive Surgical, Inc. (A)	12,058	4,332,439	0.5%
UnitedHealth Group, Inc.	17,767	8,921,521	1.1%
		46,421,313
Industrials - 1.8%
Uber Technologies, Inc. (A)	344,511	14,445,346	1.8%
Information technology - 42.7%
Adobe, Inc. (A)	40,793	23,132,079	2.9%
Adyen NV (A)(C)	5,202	13,655,248	1.7%
Apple, Inc.	264,752	47,012,013	5.9%
Atlassian Corp. PLC, Class A (A)	37,773	14,402,467	1.8%
Block, Inc. (A)	63,362	10,233,597	1.3%
Crowdstrike Holdings, Inc., Class A (A)	48,070	9,842,333	1.2%
HubSpot, Inc. (A)	6,105	4,024,111	0.5%
Mastercard, Inc., Class A	33,909	12,184,182	1.5%
Microsoft Corp.	122,452	41,183,057	5.2%
NVIDIA Corp.	152,089	44,730,896	5.6%
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
PayPal Holdings, Inc. (A)	43,119	$8,131,381	1.0%
salesforce.com, Inc. (A)	88,951	22,605,118	2.8%
Shopify, Inc., Class A (A)	24,107	33,204,741	4.2%
Snowflake, Inc., Class A (A)	31,290	10,599,488	1.3%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	76,050	9,149,576	1.2%
The Trade Desk, Inc., Class A (A)	87,481	8,016,759	1.0%
Twilio, Inc., Class A (A)	21,635	5,697,361	0.7%
Visa, Inc., Class A	60,726	13,159,931	1.7%
Workday, Inc., Class A (A)	18,675	5,101,637	0.7%
OTHER SECURITIES		3,954,583	0.5%
		340,020,558
TOTAL COMMON STOCKS (Cost $523,253,478)		$792,447,207
SHORT-TERM INVESTMENTS - 0.4%
Short-term funds - 0.4%
John Hancock Collateral Trust, 0.1697% (D)(E)	10,465	104,677	0.0%
OTHER SECURITIES		3,383,413	0.4%
		3,488,090
TOTAL SHORT-TERM INVESTMENTS (Cost $3,488,108)		$3,488,090
Total Investments (Capital Appreciation Trust) (Cost $526,741,586) - 100.0%		$795,935,297	100.0%
Other assets and liabilities, net - (0.0)%		(317,788)	(0.0)%
TOTAL NET ASSETS - 100.0%		$795,617,509	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 72.0%
Communication services - 6.6%
Alphabet, Inc., Class A (A)(B)	3,987	$11,550,498	2.4%
Alphabet, Inc., Class C (A)(B)	5,466	15,816,363	3.2%
Meta Platforms, Inc., Class A (B)	15,091	5,075,858	1.0%
		32,442,719
Consumer discretionary - 10.4%
Amazon.com, Inc. (A)(B)	7,802	26,014,521	5.2%
Hilton Worldwide Holdings, Inc. (A)(B)	20,907	3,261,283	0.7%
Marriott International, Inc., Class A (A)(B)	15,178	2,508,013	0.5%
Yum! Brands, Inc.	132,659	18,421,029	3.7%
OTHER SECURITIES		1,523,536	0.3%
		51,728,382

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples - 1.9%
Keurig Dr. Pepper, Inc.	206,142	$7,598,394	1.5%
OTHER SECURITIES		1,992,364	0.4%
		9,590,758
Financials - 9.4%
Bank of America Corp. (A)	172,937	7,693,967	1.5%
Intercontinental Exchange, Inc.	49,266	6,738,111	1.4%
Marsh & McLennan Companies, Inc.	70,982	12,338,091	2.5%
The PNC Financial Services Group, Inc.	94,931	19,035,564	3.8%
OTHER SECURITIES		868,148	0.2%
		46,673,881
Health care - 16.4%
Becton, Dickinson and Company	40,802	10,260,887	2.1%
Danaher Corp. (A)	33,997	11,185,353	2.3%
Hologic, Inc. (B)	25,192	1,928,700	0.4%
Humana, Inc.	29,445	13,658,358	2.7%
PerkinElmer, Inc.	42,000	8,444,520	1.7%
Thermo Fisher Scientific, Inc.	26,069	17,394,280	3.5%
UnitedHealth Group, Inc.	35,969	18,061,474	3.6%
OTHER SECURITIES		393,110	0.1%
		81,326,682
Industrials - 7.3%
Aurora Innovation, Inc. (B)(C)	145,000	1,632,700	0.3%
General Electric Company	233,930	22,099,367	4.5%
Ingersoll Rand, Inc.	58,254	3,604,175	0.7%
Roper Technologies, Inc.	4,090	2,011,707	0.4%
Waste Connections, Inc.	34,511	4,702,814	1.0%
OTHER SECURITIES		2,063,487	0.4%
		36,114,250
Information technology - 13.8%
Apple, Inc.	26,979	4,790,661	1.0%
Cisco Systems, Inc.	29,700	1,882,089	0.4%
FleetCor Technologies, Inc. (B)	12,782	2,861,123	0.6%
Microsoft Corp. (A)	112,880	37,963,795	7.6%
salesforce.com, Inc. (B)	28,220	7,171,549	1.4%
TE Connectivity, Ltd.	26,941	4,346,661	0.9%
Visa, Inc., Class A (A)	24,200	5,244,382	1.0%
OTHER SECURITIES		4,056,050	0.9%
		68,316,310
Utilities - 6.2%
Ameren Corp.	99,280	8,836,913	1.8%
American Electric Power Company, Inc.	27,949	2,486,623	0.5%
CMS Energy Corp.	79,835	5,193,267	1.0%
Exelon Corp.	110,838	6,402,003	1.3%
Public Service Enterprise Group, Inc.	119,540	7,976,904	1.6%
		30,895,710
TOTAL COMMON STOCKS (Cost $262,170,798)		$357,088,692
PREFERRED SECURITIES - 0.8%
Financials - 0.0%		25,480	0.0%
Utilities - 0.8%
American Electric Power Company, Inc., 6.125%	12,402	621,588	0.1%
CMS Energy Corp., 5.875%	33,067	884,542	0.2%
CMS Energy Corp., 5.875% (C)	40,379	1,086,195	0.2%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES (continued)
Utilities (continued)
OTHER SECURITIES		$1,584,400	0.3%
		4,176,725
TOTAL PREFERRED SECURITIES (Cost $3,959,807)		$4,202,205
CORPORATE BONDS - 7.2%
Communication services - 3.1%
CCO Holdings LLC 4.000%, 03/01/2023 (D)	$416,000	416,017	0.1%
CCO Holdings LLC 5.000%, 02/01/2028 (D)	2,595,000	2,698,800	0.5%
CCO Holdings LLC 5.125%, 05/01/2027 (D)	2,381,000	2,452,430	0.5%
Netflix, Inc. 4.375%, 11/15/2026	1,260,000	1,395,450	0.3%
Netflix, Inc. 4.875%, 04/15/2028	1,790,000	2,040,600	0.4%
Netflix, Inc. 4.875%, 06/15/2030 (D)	40,000	46,650	0.0%
Netflix, Inc. 5.500%, 02/15/2022	45,000	45,248	0.0%
Netflix, Inc. 5.875%, 02/15/2025	405,000	455,139	0.1%
Netflix, Inc. 5.875%, 11/15/2028	2,405,000	2,892,013	0.6%
Netflix, Inc. 6.375%, 05/15/2029	1,165,000	1,447,513	0.3%
OTHER SECURITIES		1,488,114	0.3%
		15,377,974
Consumer discretionary - 1.9%
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,657,000	1,712,924	0.3%
Marriott International, Inc. 3.125%, 06/15/2026	120,000	124,623	0.0%
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (D)	1,405,000	1,419,050	0.3%
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (D)	711,000	735,885	0.2%
Yum! Brands, Inc. 3.875%, 11/01/2023	440,000	458,150	0.1%
Yum! Brands, Inc. 4.750%, 01/15/2030 (D)	2,000	2,165	0.0%
Yum! Brands, Inc. 5.350%, 11/01/2043	579,000	640,258	0.1%
Yum! Brands, Inc. 6.875%, 11/15/2037	367,000	465,099	0.1%
Yum! Brands, Inc. 7.750%, 04/01/2025 (D)	165,000	173,869	0.0%
OTHER SECURITIES		3,549,852	0.8%
		9,281,875
Financials - 0.8%
HUB International, Ltd. 5.625%, 12/01/2029 (D)	165,000	169,986	0.0%
HUB International, Ltd. 7.000%, 05/01/2026 (D)	1,780,000	1,828,950	0.4%
State Street Corp. (3 month LIBOR + 3.597%) 3.800%, 03/15/2022 (E)(F)	145,000	145,345	0.0%
USI, Inc. 6.875%, 05/01/2025 (D)	679,000	684,093	0.2%
OTHER SECURITIES		1,191,777	0.2%
		4,020,151

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care - 0.3%		$1,445,005	0.3%
Industrials - 0.9%
General Electric Company (3 month LIBOR + 3.330%) 3.533%, 03/15/2022 (E)(F)	$1,340,000	1,326,600	0.3%
OTHER SECURITIES		2,951,542	0.6%
		4,278,142
Information technology - 0.1%		322,330	0.1%
Real estate - 0.0%		200,850	0.0%
Utilities - 0.1%		590,813	0.1%
TOTAL CORPORATE BONDS (Cost $33,167,908)		$35,517,140
TERM LOANS (G) - 9.9%
Communication services - 0.2%		1,081,704	0.2%
Consumer discretionary - 0.4%		2,269,617	0.4%
Consumer staples - 0.3%		1,290,745	0.3%
Financials - 3.8%
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	902,939	893,187	0.2%
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 4.000%, 11/06/2027	1,381,538	1,378,830	0.3%
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	405,960	401,612	0.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.875%, 04/25/2025	7,130,426	7,042,936	1.4%
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	4,550,646	4,546,369	0.9%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.224%, 05/16/2024	1,961,376	1,944,920	0.4%
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.474%, 12/02/2026	821,798	815,486	0.2%
OTHER SECURITIES		1,953,833	0.3%
		18,977,173
Health care - 1.8%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	1,062,338	1,059,512	0.2%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	585,575	581,429	0.1%
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.604%, 04/30/2025	1,612,820	1,595,354	0.3%
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Health care (continued)
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.104%, 04/30/2025	$149,250	$148,877	0.1%
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	2,790,000	2,788,772	0.6%
OTHER SECURITIES		2,596,306	0.5%
		8,770,250
Industrials - 1.3%
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	1,765,000	1,858,774	0.4%
OTHER SECURITIES		4,440,838	0.9%
		6,299,612
Information technology - 2.1%
Ascend Learning LLC, 2021 2nd Lien Term Loan (3 month LIBOR + 5.750%) 6.250%, 12/10/2029	260,000	260,434	0.0%
Ascend Learning LLC, 2021 Term Loan 12/11/2028 TBD (H)	1,825,000	1,820,821	0.4%
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 3.750%, 05/04/2026	3,759,787	3,737,454	0.8%
OTHER SECURITIES		4,586,714	0.9%
		10,405,423
Materials - 0.0%		121,563	0.0%
TOTAL TERM LOANS (Cost $49,162,655)		$49,216,087
ASSET BACKED SECURITIES - 0.2%		1,231,891	0.2%
TOTAL ASSET BACKED SECURITIES (Cost $1,182,413)		$1,231,891
SHORT-TERM INVESTMENTS - 12.8%
Short-term funds - 11.7%
John Hancock Collateral Trust, 0.1697% (I)(J)	195,416	1,954,744	0.4%
T. Rowe Price Government Reserve Fund, 0.0570% (I)	55,850,435	55,850,435	11.3%
		57,805,179
Repurchase agreement - 1.1%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $5,570,000 on 1-3-22, collateralized by $5,194,400 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $5,681,481)	$5,570,000	5,570,000	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $63,375,532)		$63,375,179
Total Investments (Capital Appreciation Value Trust) (Cost $413,019,113) - 102.9%		$510,631,194	102.9%
Other assets and liabilities, net - (2.9)%		(14,500,972)	(2.9)%
TOTAL NET ASSETS - 100.0%		$496,130,222	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-21.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 12-31-21.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(97,790)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(97,790)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(95,949)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(94,116)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(85,086)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(55,903)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	18,097	(20,665)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(17,404)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(14,592)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(12,189)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(567,417)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(557,418)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(437,935)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(93,508)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(91,604)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(82,179)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(43,277)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(212)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(212)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(117)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(117)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(117)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(68)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(68)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(68)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(68)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(40)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(40)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(24)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(24)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(28)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(18,169)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(13,927)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	1	100	22,230	(10,661)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(4,426)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(773)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(492)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(40)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(14)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(9)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(1)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	—
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(246,727)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(143,297)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(18,026)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(3,128)
CSFB	Bank of America Corp.	USD	45.00	Jan 2023	423	42,300	136,202	(195,262)
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Bank of America Corp.	USD	45.00	Jan 2023	240	24,000	$99,605	$(110,788)
CSFB	Bank of America Corp.	USD	50.00	Jan 2023	104	10,400	26,441	(28,278)
JPM	Bank of America Corp.	USD	50.00	Jan 2023	118	11,800	41,536	(32,085)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(88,185)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(45,930)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(47,767)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(76,186)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(39,680)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(41,268)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(64,188)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(33,431)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(34,768)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(18,624)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	16,115	(5,598)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(23,715)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(19,796)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(29,694)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(23,912)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	21,785	(66,884)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	25,115	(66,884)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(23,390)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(88)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(117)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	—
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	—
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	24,437	(3,074)
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	25,825	(3,074)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,309	(4)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,361	(4)
SFG	General Electric Company	USD	120.00	Jan 2022	80	8,000	69,324	(17)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(24,964)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(12,482)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(15,603)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(21,020)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(10,510)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(13,137)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(31,530)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(25,685)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(81,335)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(63,285)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(18,027)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(11,621)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(11,621)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(5,005)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(15,029)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(2,570)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(297)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(30,973)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(4,130)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(16,519)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(23,888)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(3,185)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(12,740)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(14,894)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(9,685)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,766)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(1,770)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(33,772)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(30,619)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(22,964)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	6	600	8,262	(15,371)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	8	800	10,364	(20,494)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	6	600	6,102	(12,192)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	8	800	7,912	(16,256)
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	$15,756	$(14)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	—
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	—
JPM	Meta Platforms, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(8,259)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(5,866)
JPM	Meta Platforms, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(135)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(457)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	35	3,500	43,552	(320)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(20,768)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(17,032)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(181,717)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(171,268)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(160,825)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(114,582)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(59,980)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(113,296)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(55,509)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(98,683)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(51,039)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(368,615)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(184,951)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(190,917)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(51,944)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(47,222)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(33,322)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(29,157)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(24,991)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(45,818)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(41,652)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(29,224)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(25,571)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(21,918)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(54,796)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(25,571)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(40,183)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(36,530)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(25,469)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(22,285)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(19,101)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(47,754)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(22,285)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(70,038)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(35,019)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(31,836)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(62,255)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(41,337)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(19,291)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(60,628)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(38,361)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(36,180)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(36,180)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(31,199)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(31,199)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(26,638)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(23,308)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(22,791)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(19,942)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(15,424)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(13,496)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(37,477)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(40,360)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(22,639)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(26,412)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(8)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	$3,132	—
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	$(1)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	—
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(25,700)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(35,168)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(16,741)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(22,321)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(30,966)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	12,237	(25,098)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(27,190)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(19,362)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(20,976)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(15,049)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(13,918)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(9,279)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(2,320)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(8,119)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(10,280)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(6,853)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(1,713)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(5,997)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2022	6	600	11,722	(64,682)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(26,434)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(44,056)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	6	600	8,456	(52,867)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(20,635)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(34,392)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(61,556)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(55,602)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(49,664)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(13,193)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(10,449)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(5,105)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(2,613)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(831)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(713)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(1,663)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(2,138)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(1,076)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(342)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(293)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(685)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(929)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(466)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(127)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(73)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	17,798	(103)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	23	2,300	19,637	(85)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(22,198)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(25,898)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(23,754)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(20,264)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(41,801)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(11,400)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(26,600)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(36,101)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(35,148)
							$4,108,696	$(8,867,376)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.1%
Austria - 0.5%		$1,555,591	0.5%
Bermuda - 1.7%
Everest Re Group, Ltd.	19,660	5,385,267	1.7%
Canada - 5.4%
Canadian Natural Resources, Ltd.	109,412	4,623,164	1.5%
Cenovus Energy, Inc.	785,923	9,636,480	3.0%
Kinross Gold Corp.	186,328	1,081,187	0.3%
Kinross Gold Corp. (New York Stock Exchange)	323,086	1,877,130	0.6%
		17,217,961
China - 0.8%		2,444,330	0.8%
Finland - 1.9%
Metso Outotec OYJ	250,698	2,662,447	0.8%
Sampo OYJ, A Shares	69,447	3,475,684	1.1%
		6,138,131
France - 14.8%
Airbus SE (A)	37,849	4,842,540	1.5%
AXA SA	105,076	3,127,401	1.0%
BNP Paribas SA	73,703	5,095,896	1.6%
Capgemini SE	12,605	3,089,238	1.0%
Rexel SA (A)	266,307	5,393,368	1.7%
Sanofi	95,134	9,546,119	3.0%
TotalEnergies SE	175,480	8,931,959	2.8%
OTHER SECURITIES		6,850,612	2.2%
		46,877,133
Germany - 6.5%
Allianz SE	11,211	2,644,210	0.8%
Deutsche Telekom AG	231,882	4,284,594	1.3%
Hannover Rueck SE	19,629	3,721,586	1.2%
Siemens AG	35,746	6,191,301	2.0%
OTHER SECURITIES		3,684,961	1.2%
		20,526,652
Greece - 0.7%		2,070,099	0.7%
India - 0.3%		1,026,284	0.3%
Ireland - 1.8%
CRH PLC	62,465	3,306,895	1.0%
CRH PLC (London Stock Exchange)	764	40,481	0.0%
OTHER SECURITIES		2,366,889	0.8%
		5,714,265
Italy - 0.7%		2,364,407	0.7%
Japan - 11.4%
Asahi Group Holdings, Ltd.	99,500	3,873,415	1.2%
Honda Motor Company, Ltd.	151,200	4,301,753	1.4%
Komatsu, Ltd.	119,300	2,789,950	0.9%
Sony Group Corp.	39,900	5,038,503	1.6%
Sumitomo Heavy Industries, Ltd.	121,200	2,941,866	0.9%
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	143,300	$4,893,309	1.5%
OTHER SECURITIES		12,197,407	3.9%
		36,036,203
Macau - 0.2%		613,584	0.2%
Malta - 0.0%		0	0.0%
Netherlands - 4.8%
ING Groep NV	292,404	4,065,289	1.3%
Royal Dutch Shell PLC, A Shares	231,044	5,063,179	1.6%
Stellantis NV	316,783	6,010,070	1.9%
		15,138,538
Norway - 1.0%		3,043,511	1.0%
South Korea - 6.3%
Hana Financial Group, Inc.	110,120	3,890,440	1.2%
KB Financial Group, Inc.	84,154	3,891,644	1.2%
Samsung Electronics Company, Ltd.	106,754	7,011,066	2.2%
OTHER SECURITIES		5,275,288	1.7%
		20,068,438
Spain - 0.6%		1,773,737	0.6%
Sweden - 4.1%
Svenska Handelsbanken AB, A Shares	572,445	6,186,957	1.9%
Volvo AB, B Shares	297,637	6,883,304	2.2%
		13,070,261
Switzerland - 13.2%
Adecco Group AG	53,606	2,731,621	0.9%
Glencore PLC (A)	1,181,138	6,018,213	1.9%
Novartis AG	92,091	8,092,223	2.5%
Roche Holding AG	19,610	8,135,429	2.6%
STMicroelectronics NV	55,108	2,709,929	0.8%
Swiss Re AG	50,082	4,943,771	1.6%
UBS Group AG	512,137	9,192,500	2.9%
		41,823,686
United Kingdom - 17.2%
Coca-Cola Europacific Partners PLC	154,157	8,622,001	2.7%
IMI PLC	187,936	4,432,268	1.4%
Liberty Global PLC, Series A (A)	228,495	6,338,451	2.0%
NatWest Group PLC	1,086,239	3,326,398	1.1%
Reckitt Benckiser Group PLC	40,117	3,453,408	1.1%
SSE PLC	240,931	5,386,043	1.7%
Tesco PLC	1,711,193	6,737,079	2.1%
Travis Perkins PLC	203,718	4,300,597	1.4%
OTHER SECURITIES		11,819,101	3.7%
		54,415,346

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States - 3.2%
Envista Holdings Corp. (A)	111,312	$5,015,719	1.6%
FMC Corp.	26,780	2,942,854	0.9%
OTHER SECURITIES		2,262,837	0.7%
		10,221,410
TOTAL COMMON STOCKS (Cost $280,071,358)		$307,524,834
PREFERRED SECURITIES - 0.7%
Germany - 0.7%		2,370,621	0.7%
TOTAL PREFERRED SECURITIES (Cost $2,570,931)		$2,370,621
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (B)	5,573,832	5,573,832	1.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $5,573,832)		$5,573,832
Total Investments (Disciplined Value International Trust) (Cost $288,216,121) - 99.6%		$315,469,287	99.6%
Other assets and liabilities, net - 0.4%		1,213,490	0.4%
TOTAL NET ASSETS - 100.0%		$316,682,777	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
Emerging Markets Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.3%
Australia - 0.0%		$34,741	0.0%
Belgium - 0.0%		37,859	0.0%
Brazil - 2.6%
Banco Bradesco SA	63,196	183,187	0.1%
Petroleo Brasileiro SA	349,947	1,927,192	0.8%
Vale SA	184,570	2,571,671	1.0%
OTHER SECURITIES		1,848,989	0.7%
		6,531,039
Canada - 0.0%		21,440	0.0%
Chile - 0.4%		896,935	0.4%
China - 26.2%
Alibaba Group Holding, Ltd. (A)	174,600	2,565,849	1.0%
Baidu, Inc., ADR (A)	14,801	2,202,241	0.9%
Baidu, Inc., Class A (A)	15,600	290,954	0.1%
Bank of China, Ltd., H Shares	5,614,694	2,019,978	0.8%
China Construction Bank Corp., H Shares	7,619,000	5,279,555	2.1%
China Merchants Bank Company, Ltd., H Shares	298,000	2,318,314	0.9%
China Petroleum & Chemical Corp., ADR	6,198	288,269	0.1%
China Petroleum & Chemical Corp., H Shares	1,262,000	587,866	0.3%
Industrial & Commercial Bank of China, Ltd., H Shares	4,921,000	2,775,854	1.1%
Longfor Group Holdings, Ltd. (B)	197,000	929,200	0.4%
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
China (continued)
PetroChina Company, Ltd., H Shares	2,098,000	$929,196	0.4%
Ping An Insurance Group Company of China, Ltd., H Shares	482,000	3,473,350	1.4%
Trip.com Group, Ltd. (A)	750	18,395	0.0%
Trip.com Group, Ltd., ADR (A)	35,226	867,264	0.4%
OTHER SECURITIES		41,077,216	16.3%
		65,623,501
Colombia - 0.1%		330,404	0.1%
Czech Republic - 0.1%		244,037	0.1%
Greece - 0.2%		588,427	0.2%
Hong Kong - 4.9%
China Overseas Land & Investment, Ltd.	380,000	900,144	0.4%
China Resources Land, Ltd.	344,000	1,449,478	0.6%
Geely Automobile Holdings, Ltd.	490,000	1,338,590	0.5%
OTHER SECURITIES		8,560,569	3.4%
		12,248,781
Hungary - 0.2%		514,998	0.2%
India - 13.1%
Axis Bank, Ltd. (A)	128,852	1,173,156	0.5%
Axis Bank, Ltd., GDR (A)	310	14,295	0.0%
Hindalco Industries, Ltd.	148,861	945,023	0.4%
ICICI Bank, Ltd.	196,478	1,954,896	0.8%
ICICI Bank, Ltd., ADR	8,648	171,144	0.1%
Larsen & Toubro, Ltd.	51,797	1,316,263	0.5%
Reliance Industries, Ltd., GDR (B)	87,194	5,578,280	2.2%
Tata Motors, Ltd. (A)	206,227	1,330,492	0.5%
Tata Steel, Ltd.	58,310	867,800	0.4%
Wipro, Ltd.	105,250	1,008,473	0.4%
OTHER SECURITIES		18,404,083	7.3%
		32,763,905
Indonesia - 1.6%		3,976,222	1.6%
Malaysia - 1.6%		4,103,520	1.6%
Mexico - 2.1%
Grupo Financiero Banorte SAB de CV, Series O	131,299	853,952	0.4%
OTHER SECURITIES		4,479,819	1.7%
		5,333,771
Philippines - 0.8%		1,976,289	0.8%
Poland - 0.7%		1,769,084	0.7%
Qatar - 0.6%		1,535,438	0.6%
Russia - 1.5%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,814,566	0.7%
LUKOIL PJSC, ADR	18,564	1,663,351	0.7%
OTHER SECURITIES		201,579	0.1%
		3,679,496
Saudi Arabia - 2.9%
Saudi Basic Industries Corp.	49,313	1,520,784	0.6%
The Saudi National Bank	52,357	897,544	0.4%
OTHER SECURITIES		4,901,692	1.9%
		7,320,020
Singapore - 0.1%		229,013	0.1%
South Africa - 3.4%
MTN Group, Ltd. (A)	121,450	1,301,817	0.5%

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
South Africa (continued)
OTHER SECURITIES		$7,173,252	2.9%
		8,475,069
South Korea - 13.5%
Hyundai Mobis Company, Ltd.	4,311	921,507	0.4%
Hyundai Motor Company	7,321	1,285,051	0.5%
KB Financial Group, Inc.	550	25,434	0.0%
KB Financial Group, Inc., ADR	30,974	1,429,760	0.6%
Kia Corp. (A)	18,836	1,299,931	0.5%
LG Electronics, Inc.	10,548	1,221,254	0.5%
POSCO	5,684	1,318,045	0.5%
Samsung Electronics Company, Ltd.	33,034	2,169,507	0.9%
Shinhan Financial Group Company, Ltd.	2,494	77,062	0.0%
Shinhan Financial Group Company, Ltd., ADR	35,708	1,103,734	0.5%
SK Hynix, Inc.	34,604	3,800,647	1.5%
OTHER SECURITIES		19,119,242	7.6%
		33,771,174
Taiwan - 17.4%
ASE Technology Holding Company, Ltd.	229,000	884,905	0.4%
Asustek Computer, Inc.	68,000	923,132	0.4%
Cathay Financial Holding Company, Ltd.	690,423	1,555,421	0.6%
China Steel Corp.	919,180	1,172,934	0.5%
CTBC Financial Holding Company, Ltd.	1,714,348	1,606,002	0.7%
Fubon Financial Holding Company, Ltd.	741,053	2,039,768	0.8%
Hon Hai Precision Industry Company, Ltd.	732,448	2,746,784	1.1%
Nan Ya Plastics Corp.	334,000	1,028,969	0.4%
United Microelectronics Corp.	699,794	1,639,457	0.7%
OTHER SECURITIES		29,997,545	11.8%
		43,594,917
Thailand - 1.9%
PTT PCL	938,700	1,065,268	0.4%
OTHER SECURITIES		3,711,957	1.5%
		4,777,225
Turkey - 0.5%		1,135,162	0.5%
Ukraine - 0.1%		112,489	0.1%
United Arab Emirates - 0.7%		1,751,240	0.7%
United States - 0.1%		155,583	0.1%
TOTAL COMMON STOCKS (Cost $232,391,166)		$243,531,779
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
PREFERRED SECURITIES - 1.5%
Brazil - 1.5%
Banco Bradesco SA	213,071	$738,677	0.3%
Petroleo Brasileiro SA	445,844	2,264,953	0.9%
OTHER SECURITIES		738,859	0.3%
		3,742,489
Colombia - 0.0%		116,821	0.0%
Philippines - 0.0%		13,343	0.0%
South Korea - 0.0%		6,250	0.0%
Taiwan - 0.0%		14,653	0.0%
TOTAL PREFERRED SECURITIES (Cost $4,440,027)		$3,893,556
RIGHTS - 0.0%		1,613	0.0%
TOTAL RIGHTS (Cost $0)		$1,613
WARRANTS - 0.0%		611	0.0%
TOTAL WARRANTS (Cost $0)		$611
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.1697% (C)(D)	194,200	1,942,586	0.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,942,889)		$1,942,586
Total Investments (Emerging Markets Value Trust) (Cost $238,774,082) - 99.6%		$249,370,145	99.6%
Other assets and liabilities, net - 0.4%		943,604	0.4%
TOTAL NET ASSETS - 100.0%		$250,313,749	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	26	Long	Mar 2022	$1,612,864	$1,594,060	$(18,804)
						$(18,804)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Equity Income Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.2%
Communication services - 4.6%
Comcast Corp., Class A	497,731	$25,050,801	1.5%
News Corp., Class A	821,665	18,331,346	1.1%
The Walt Disney Company (A)	114,596	17,749,774	1.1%
OTHER SECURITIES		16,329,162	0.9%
		77,461,083
Consumer discretionary - 3.6%
Volkswagen AG, ADR	839,664	16,860,453	1.0%
OTHER SECURITIES		44,365,015	2.6%
		61,225,468
Consumer staples - 6.9%
Conagra Brands, Inc.	517,370	17,668,186	1.1%
Kimberly-Clark Corp.	178,823	25,557,383	1.5%
Philip Morris International, Inc.	211,948	20,135,060	1.2%
Tyson Foods, Inc., Class A	375,229	32,704,960	1.9%
OTHER SECURITIES		20,381,043	1.2%
		116,446,632
Energy - 5.5%
EOG Resources, Inc.	206,531	18,346,149	1.1%
TotalEnergies SE	621,908	31,655,247	1.9%
TotalEnergies SE, ADR	171,335	8,474,229	0.5%
OTHER SECURITIES		33,589,511	2.0%
		92,065,136
Financials - 22.6%
American International Group, Inc.	728,512	41,423,192	2.5%
Chubb, Ltd.	167,801	32,437,611	1.9%
Equitable Holdings, Inc.	616,288	20,208,084	1.2%
Fifth Third Bancorp	678,393	29,544,015	1.7%
Huntington Bancshares, Inc.	1,128,000	17,393,760	1.0%
Loews Corp.	481,251	27,797,058	1.6%
MetLife, Inc.	485,893	30,363,454	1.8%
Morgan Stanley	169,136	16,602,390	1.0%
State Street Corp.	217,798	20,255,214	1.2%
The Goldman Sachs Group, Inc.	52,283	20,000,862	1.2%
Wells Fargo & Company	1,374,374	65,942,460	3.9%
OTHER SECURITIES		59,121,119	3.6%
		381,089,219
Health care - 16.7%
AbbVie, Inc.	242,367	32,816,492	1.9%
Anthem, Inc.	85,730	39,739,283	2.3%
Becton, Dickinson and Company	105,780	26,601,554	1.6%
Cigna Corp.	73,905	16,970,805	1.0%
CVS Health Corp.	222,346	22,937,213	1.4%
Johnson & Johnson	118,548	20,280,006	1.2%
Medtronic PLC	203,458	21,047,730	1.2%
Pfizer, Inc.	376,479	22,231,085	1.3%
Sanofi	95,952	9,628,203	0.6%
Sanofi, ADR	95,700	4,794,570	0.3%
OTHER SECURITIES		65,731,350	3.9%
		282,778,291
Industrials - 10.6%
General Electric Company	454,231	42,911,203	2.5%
L3Harris Technologies, Inc.	110,273	23,514,615	1.4%
Stericycle, Inc. (A)	228,977	13,656,188	0.8%
The Boeing Company (A)	75,058	15,110,677	0.9%
United Parcel Service, Inc., Class B	205,139	43,969,493	2.6%
OTHER SECURITIES		40,680,830	2.4%
		179,843,006
Equity Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 9.2%
Applied Materials, Inc.	114,023	$17,942,659	1.0%
Microsoft Corp.	80,949	27,224,768	1.6%
QUALCOMM, Inc.	277,642	50,772,393	3.0%
Texas Instruments, Inc.	95,691	18,034,883	1.1%
OTHER SECURITIES		41,961,462	2.5%
		155,936,165
Materials - 5.0%
CF Industries Holdings, Inc.	413,499	29,267,459	1.7%
International Flavors & Fragrances, Inc.	123,807	18,651,525	1.1%
International Paper Company	542,988	25,509,576	1.5%
OTHER SECURITIES		11,595,070	0.7%
		85,023,630
Real estate - 4.6%
Equity Residential	291,602	26,389,981	1.6%
Rayonier, Inc.	338,234	13,651,124	0.8%
Weyerhaeuser Company	734,996	30,267,135	1.8%
OTHER SECURITIES		7,870,674	0.4%
		78,178,914
Utilities - 7.9%
Dominion Energy, Inc.	209,000	16,419,040	1.0%
NextEra Energy, Inc.	105,398	9,839,957	0.6%
NiSource, Inc.	653,751	18,050,065	1.1%
Sempra Energy	209,170	27,669,008	1.6%
The Southern Company	632,641	43,386,520	2.6%
OTHER SECURITIES		17,426,029	1.0%
		132,790,619
TOTAL COMMON STOCKS (Cost $1,189,289,328)		$1,642,838,163
PREFERRED SECURITIES - 1.4%
Health care - 0.3%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,088,774	0.3%
Utilities - 1.1%
NextEra Energy, Inc., 5.279%	98,770	5,683,226	0.4%
NiSource, Inc., 7.750%	47,031	5,267,002	0.3%
The Southern Company, 6.750%	134,102	7,207,983	0.4%
		18,158,211
TOTAL PREFERRED SECURITIES (Cost $22,062,709)		$24,246,985
SHORT-TERM INVESTMENTS - 1.4%
Short-term funds - 1.4%
John Hancock Collateral Trust, 0.1697% (C)(D)	614,764	6,149,481	0.3%
OTHER SECURITIES		17,876,978	1.1%
		24,026,459
TOTAL SHORT-TERM INVESTMENTS (Cost $24,026,399)		$24,026,459
Total Investments (Equity Income Trust) (Cost $1,235,378,436) - 100.0%		$1,691,111,607	100.0%
Other assets and liabilities, net - 0.0%		4,761	0.0%
TOTAL NET ASSETS - 100.0%		$1,691,116,368	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Equity Income Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Financial Industries Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.5%
Financials - 94.7%
AllianceBernstein Holding LP	49,892	$2,436,725	1.3%
American Express Company	30,166	4,935,158	2.6%
American International Group, Inc.	91,401	5,197,061	2.8%
Ameriprise Financial, Inc.	18,348	5,534,858	2.9%
Ameris Bancorp	36,024	1,789,672	1.0%
Ares Management Corp., Class A	45,463	3,694,778	2.0%
Arthur J. Gallagher & Company	22,782	3,865,422	2.1%
Atlantic Union Bankshares Corp.	50,436	1,880,758	1.0%
Bank of America Corp.	132,668	5,902,399	3.1%
Brookfield Asset Management, Inc., Class A	76,182	4,599,869	2.4%
Cambridge Bancorp	16,898	1,581,484	0.8%
Capital One Financial Corp.	20,717	3,005,830	1.6%
Chubb, Ltd.	14,057	2,717,359	1.4%
Citizens Financial Group, Inc.	105,362	4,978,355	2.6%
Close Brothers Group PLC	87,372	1,666,431	0.9%
Coastal Financial Corp. (A)	31,594	1,599,288	0.8%
Discover Financial Services	20,404	2,357,886	1.3%
East West Bancorp, Inc.	66,849	5,259,679	2.8%
Eurazeo SE	20,968	1,829,359	1.0%
Fifth Third Bancorp	137,537	5,989,736	3.2%
First Horizon Corp.	91,220	1,489,623	0.8%
First Merchants Corp.	39,604	1,659,012	0.9%
JPMorgan Chase & Co.	26,184	4,146,236	2.2%
KeyCorp	250,967	5,804,867	3.1%
KKR & Company, Inc.	46,972	3,499,414	1.9%
Live Oak Bancshares, Inc.	24,594	2,146,810	1.1%
M&T Bank Corp.	26,211	4,025,485	2.1%
Markel Corp. (A)	2,230	2,751,820	1.5%
Marsh & McLennan Companies, Inc.	29,708	5,163,845	2.7%
Morgan Stanley	59,607	5,851,023	3.1%
Nicolet Bankshares, Inc. (A)	21,159	1,814,384	1.0%
Nordea Bank ABP (Nasdaq Stockholm Exchange)	217,407	2,652,049	1.4%
Onex Corp.	38,028	2,984,640	1.6%
Pinnacle Financial Partners, Inc.	49,259	4,704,235	2.5%
Popular, Inc.	29,588	2,427,400	1.3%
Premier Financial Corp.	43,710	1,351,076	0.7%
Stock Yards Bancorp, Inc.	35,344	2,257,775	1.2%
SVB Financial Group (A)	8,949	6,069,563	3.2%
Synovus Financial Corp.	109,898	5,260,817	2.8%
The Blackstone Group, Inc.	25,753	3,332,181	1.8%
The Hartford Financial Services Group, Inc.	60,832	4,199,841	2.2%
TriCo Bancshares	50,733	2,179,490	1.2%
U.S. Bancorp	63,058	3,541,968	1.9%
Unum Group	117,533	2,887,786	1.5%
Western Alliance Bancorp	40,865	4,399,117	2.3%
Zions Bancorp NA	70,575	4,457,517	2.4%
OTHER SECURITIES		16,215,521	8.7%
		178,095,602
Financial Industries Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate - 3.8%
Prologis, Inc.	20,399	$3,434,376	1.8%
Rexford Industrial Realty, Inc.	28,854	2,340,348	1.2%
VGP NV	4,815	1,405,178	0.8%
		7,179,902
TOTAL COMMON STOCKS (Cost $146,399,639)		$185,275,504
SHORT-TERM INVESTMENTS - 1.5%
Repurchase agreement - 1.5%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $2,871,000 on 1-3-22, collateralized by $2,958,300 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $2,928,486)	$2,871,000	2,871,000	1.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,871,000)		$2,871,000
Total Investments (Financial Industries Trust) (Cost $149,270,639) - 100.0%		$188,146,504	100.0%
Other assets and liabilities, net - (0.0)%		(84,660)	(0.0)%
TOTAL NET ASSETS - 100.0%		$188,061,844	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
Fundamental All Cap Core Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.3%
Communication services - 17.1%
Alphabet, Inc., Class A (A)	59,526	$172,449,203	6.5%
CarGurus, Inc. (A)	1,412,951	47,531,672	1.8%
Liberty Broadband Corp., Series A (A)	92,815	14,933,934	0.6%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,343,033	84,933,407	3.2%
Meta Platforms, Inc., Class A (A)	375,461	126,286,307	4.7%
OTHER SECURITIES		7,252,476	0.3%
		453,386,999
Consumer discretionary - 19.5%
Amazon.com, Inc. (A)	52,152	173,892,500	6.6%
Dufry AG (A)	558,281	27,520,190	1.0%
Group 1 Automotive, Inc.	265,702	51,870,344	2.0%
Lennar Corp., A Shares	1,277,144	148,353,045	5.6%
NVR, Inc. (A)	4,693	27,730,327	1.0%
Polaris, Inc.	540,888	59,449,000	2.2%
Salvatore Ferragamo SpA (A)	1,099,965	28,202,462	1.1%
		517,017,868
Consumer staples - 8.6%
Anheuser-Busch InBev SA/NV, ADR	356,318	21,575,055	0.8%
Diageo PLC, ADR	109,796	24,170,491	0.9%
Heineken NV	163,295	18,377,169	0.7%
Post Holdings, Inc. (A)	681,680	76,845,786	2.9%
The Boston Beer Company, Inc., Class A (A)	84,206	42,532,451	1.6%
The Hain Celestial Group, Inc. (A)	776,662	33,093,568	1.2%

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer staples (continued)
U.S. Foods Holding Corp. (A)	341,115	$11,881,035	0.5%
		228,475,555
Energy - 5.3%
Cheniere Energy, Inc.	739,707	75,021,084	2.8%
Suncor Energy, Inc.	1,379,514	34,529,235	1.3%
Valero Energy Corp.	409,038	30,722,844	1.2%
		140,273,163
Financials - 13.8%
American Express Company	228,251	37,341,864	1.4%
First Hawaiian, Inc.	3,044,687	83,211,296	3.1%
KKR & Company, Inc.	733,169	54,621,091	2.0%
Morgan Stanley	1,125,422	110,471,424	4.2%
Synchrony Financial	384,323	17,828,744	0.7%
The Goldman Sachs Group, Inc.	145,859	55,798,360	2.1%
OTHER SECURITIES		7,884,783	0.3%
		367,157,562
Health care - 7.4%
Alnylam Pharmaceuticals, Inc. (A)	206,296	34,983,676	1.3%
Anthem, Inc.	65,518	30,370,214	1.2%
Change Healthcare, Inc. (A)	650,922	13,916,712	0.5%
Hologic, Inc. (A)	756,529	57,919,860	2.2%
Moderna, Inc. (A)	230,150	58,453,497	2.2%
		195,643,959
Industrials - 8.7%
IHS Markit, Ltd.	496,833	66,039,042	2.5%
Parker-Hannifin Corp.	107,990	34,353,779	1.3%
Regal Rexnord Corp.	154,214	26,244,139	1.0%
Roper Technologies, Inc.	92,975	45,730,684	1.7%
Sensata Technologies Holding PLC (A)	299,572	18,480,597	0.7%
United Rentals, Inc. (A)	120,977	40,199,447	1.5%
		231,047,688
Information technology - 13.9%
Analog Devices, Inc.	143,080	25,149,172	0.9%
Apple, Inc.	619,997	110,092,867	4.1%
NVIDIA Corp.	327,651	96,365,436	3.6%
salesforce.com, Inc. (A)	204,584	51,990,932	2.0%
Samsung Electronics Company, Ltd.	392,064	25,748,768	1.0%
Workday, Inc., Class A (A)	219,423	59,941,975	2.3%
		369,289,150
Materials - 1.3%
Axalta Coating Systems, Ltd. (A)	1,090,581	36,120,043	1.3%
Real estate - 3.7%
American Tower Corp.	194,841	56,990,993	2.2%
Crown Castle International Corp.	117,424	24,511,086	0.9%
Five Point Holdings LLC, Class A (A)	2,538,857	16,604,125	0.6%
		98,106,204
TOTAL COMMON STOCKS (Cost $1,346,256,393)		$2,636,518,191
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 0.8%
	Repurchase agreement - 0.8%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $21,587,000 on 1-3-22, collateralized by $22,243,000 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $22,018,835)	$21,587,000	$21,587,000	0.8%
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,587,000)	$21,587,000
	Total Investments (Fundamental All Cap Core Trust) (Cost $1,367,843,393) - 100.1%	$2,658,105,191	100.1%
	Other assets and liabilities, net - (0.1)%	(1,656,328)	(0.1)%
	TOTAL NET ASSETS - 100.0%	$2,656,448,863	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.0%
Communication services - 8.8%
Activision Blizzard, Inc.	128,467	$8,546,910	1.0%
Alphabet, Inc., Class A (A)	6,976	20,209,751	2.5%
Comcast Corp., Class A	687,743	34,614,105	4.2%
Liberty Broadband Corp., Series A (A)	54,560	8,778,704	1.1%
		72,149,470
Consumer discretionary - 8.1%
CarMax, Inc. (A)	62,265	8,108,771	1.0%
eBay, Inc.	285,688	18,998,252	2.3%
Group 1 Automotive, Inc.	41,431	8,088,160	1.0%
Lennar Corp., A Shares	269,386	31,291,878	3.8%
		66,487,061
Consumer staples - 9.1%
Anheuser-Busch InBev SA/NV, ADR	215,540	13,050,947	1.6%
Danone SA	217,834	13,540,443	1.6%
Heineken Holding NV	121,876	11,237,556	1.3%
Post Holdings, Inc. (A)	165,539	18,661,211	2.3%
Walmart, Inc.	129,029	18,669,206	2.3%
		75,159,363
Energy - 9.9%
Cheniere Energy, Inc.	332,796	33,752,170	4.1%
Chevron Corp.	121,220	14,225,167	1.7%
Suncor Energy, Inc.	634,892	15,891,347	1.9%
Valero Energy Corp.	103,773	7,794,390	1.0%
OTHER SECURITIES		9,489,063	1.2%
		81,152,137
Financials - 21.6%
American Express Company	60,472	9,893,219	1.2%
Bank of America Corp.	276,857	12,317,368	1.5%
Berkshire Hathaway, Inc., Class B (A)	29,405	8,792,095	1.1%
Citigroup, Inc.	327,194	19,759,246	2.4%
JPMorgan Chase & Co.	102,714	16,264,762	2.0%
KKR & Company, Inc.	309,381	23,048,885	2.8%
Morgan Stanley	154,865	15,201,548	1.8%

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Nasdaq, Inc.	90,090	$18,919,801	2.3%
State Street Corp.	201,843	18,771,399	2.3%
The Goldman Sachs Group, Inc.	32,249	12,336,855	1.5%
Wells Fargo & Company	466,202	22,368,372	2.7%
		177,673,550
Health care - 14.2%
Anthem, Inc.	79,045	36,640,522	4.5%
Danaher Corp.	46,843	15,411,815	1.9%
Gilead Sciences, Inc.	89,153	6,473,399	0.8%
GlaxoSmithKline PLC, ADR	306,794	13,529,615	1.6%
HCA Healthcare, Inc.	30,090	7,730,723	0.9%
Hologic, Inc. (A)	110,548	8,463,555	1.0%
Merck & Company, Inc.	138,107	10,584,520	1.3%
UnitedHealth Group, Inc.	30,432	15,281,124	1.9%
OTHER SECURITIES		2,507,545	0.3%
		116,622,818
Industrials - 14.0%
Fortive Corp.	111,656	8,518,236	1.0%
General Dynamics Corp.	77,600	16,177,272	2.0%
L3Harris Technologies, Inc.	55,309	11,794,091	1.4%
Lockheed Martin Corp.	23,222	8,253,331	1.0%
Parker-Hannifin Corp.	91,912	29,239,045	3.6%
Raytheon Technologies Corp.	227,901	19,613,160	2.4%
United Rentals, Inc. (A)	64,422	21,406,786	2.6%
		115,001,921
Information technology - 9.1%
Analog Devices, Inc.	47,754	8,393,721	1.0%
Microsoft Corp.	66,716	22,437,925	2.7%
Oracle Corp.	252,107	21,986,251	2.7%
Samsung Electronics Company, Ltd.	157,290	10,330,007	1.2%
Vontier Corp.	396,199	12,175,195	1.5%
		75,323,099
Materials - 0.8%
LyondellBasell Industries NV, Class A	73,401	6,769,774	0.8%
Real estate - 2.4%
American Tower Corp.	69,089	20,208,533	2.4%
TOTAL COMMON STOCKS (Cost $552,854,330)		$806,547,726
SHORT-TERM INVESTMENTS - 2.3%
Repurchase agreement - 2.3%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $19,292,000 on 1-3-22, collateralized by $19,878,200 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $19,677,868)	$19,292,000	19,292,000	2.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $19,292,000)		$19,292,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $572,146,330) - 100.3%		$825,839,726	100.3%
Other assets and liabilities, net - (0.3)%		(2,793,902)	(0.3)%
TOTAL NET ASSETS - 100.0%		$823,045,824	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
France - 13.2%
Air Liquide SA	53,022	$9,247,255	2.6%
Capgemini SE	25,200	6,176,025	1.7%
Carrefour SA	295,512	5,417,761	1.5%
Cie Generale des Etablissements Michelin SCA	31,933	5,230,116	1.5%
Sanofi	96,340	9,667,129	2.7%
TotalEnergies SE	222,509	11,325,743	3.2%
		47,064,029
Germany - 1.7%
Deutsche Post AG	95,167	6,121,209	1.7%
Ireland - 2.2%
CRH PLC (London Stock Exchange)	147,862	7,834,582	2.2%
Japan - 4.5%
FANUC Corp.	32,771	6,965,869	1.9%
Mitsubishi Estate Company, Ltd.	190,069	2,636,731	0.7%
Sumitomo Mitsui Financial Group, Inc.	194,900	6,655,310	1.9%
		16,257,910
Netherlands - 7.8%
Akzo Nobel NV	46,774	5,138,816	1.4%
ING Groep NV	407,424	5,664,411	1.6%
Koninklijke Ahold Delhaize NV	203,858	6,995,655	2.0%
Stellantis NV	531,909	10,041,680	2.8%
		27,840,562
Switzerland - 4.4%
Chubb, Ltd.	28,014	5,415,386	1.5%
Roche Holding AG	25,328	10,507,606	2.9%
		15,922,992
United Kingdom - 10.1%
Associated British Foods PLC	246,371	6,744,130	1.9%
AstraZeneca PLC	72,266	8,438,438	2.4%
Ferguson PLC	32,539	5,779,782	1.6%
Reckitt Benckiser Group PLC	62,598	5,388,650	1.5%
RELX PLC	145,194	4,740,125	1.3%
Unilever PLC	92,920	4,984,817	1.4%
		36,075,942
United States - 53.8%
Alphabet, Inc., Class A (A)	5,591	16,197,351	4.5%
Apple, Inc.	78,034	13,856,497	3.9%
Arthur J. Gallagher & Company	42,906	7,279,861	2.0%
AutoZone, Inc. (A)	4,242	8,892,886	2.5%
Bank of America Corp.	231,643	10,305,797	2.9%
Cisco Systems, Inc.	131,663	8,343,484	2.3%
Comcast Corp., Class A	134,810	6,784,987	1.9%
Corteva, Inc.	183,305	8,666,660	2.4%
Electronic Arts, Inc.	52,957	6,985,028	2.0%
Huntington Bancshares, Inc.	410,938	6,336,664	1.8%
Johnson & Johnson	59,005	10,093,985	2.8%
Johnson Controls International PLC	65,038	5,288,240	1.5%
Lennar Corp., A Shares	50,045	5,813,227	1.6%
Meta Platforms, Inc., Class A (A)	7,555,037	15,363,459	4.3%
Microsoft Corp.	28,970	9,743,190	2.7%
Northrop Grumman Corp.	12,410	4,803,539	1.4%
Philip Morris International, Inc.	135,724	12,893,780	3.6%
Stanley Black & Decker, Inc.	28,895	5,450,175	1.5%
T-Mobile US, Inc. (A)	53,603	6,216,876	1.7%

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United States (continued)
UnitedHealth Group, Inc.	20,256	$10,171,348	2.9%
Waste Management, Inc.	43,310	7,228,439	2.0%
Wells Fargo & Company	120,538	5,783,413	1.6%
		192,498,886
TOTAL COMMON STOCKS (Cost $280,271,429)		$349,616,112
PREFERRED SECURITIES - 1.9%
South Korea - 1.9%
Samsung Electronics Company, Ltd.	111,065	6,640,096	1.9%
TOTAL PREFERRED SECURITIES (Cost $4,797,979)		$6,640,096
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
Federated Government Obligations Fund, Institutional Class, 0.0300% (B)	4,395,441	4,395,441	1.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $4,395,441)		$4,395,441
Total Investments (Global Equity Trust) (Cost $289,464,849) - 100.8%		$360,651,649	100.8%
Other assets and liabilities, net - (0.8)%		(2,939,282)	(0.8)%
TOTAL NET ASSETS - 100.0%		$357,712,367	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
Health Sciences Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.6%
Consumer discretionary - 0.7%
Warby Parker, Inc., Class A (A)	48,065	$2,237,906	0.7%
Financials - 0.2%		677,431	0.2%
Health care - 97.7%
AbbVie, Inc.	46,643	6,315,462	1.9%
Agilent Technologies, Inc.	38,273	6,110,284	1.8%
Alnylam Pharmaceuticals, Inc. (A)	21,834	3,702,610	1.1%
Amgen, Inc.	10,308	2,318,991	0.7%
Anthem, Inc.	14,934	6,922,506	2.0%
Argenx SE, ADR (A)	14,579	5,105,420	1.5%
Ascendis Pharma A/S, ADR (A)	14,965	2,013,241	0.6%
AstraZeneca PLC, ADR	125,782	7,326,802	2.2%
Avantor, Inc. (A)	80,712	3,401,204	1.0%
Becton, Dickinson and Company	19,629	4,936,301	1.5%
Biogen, Inc. (A)	6,345	1,522,292	0.4%
BioNTech SE, ADR (A)	20,380	5,253,964	1.6%
Bruker Corp.	37,100	3,113,061	0.9%
Catalent, Inc. (A)	14,481	1,854,002	0.5%
Centene Corp. (A)	75,925	6,256,220	1.8%
Cigna Corp.	14,966	3,436,643	1.0%
Danaher Corp.	42,335	13,928,638	4.1%
DexCom, Inc. (A)	4,926	2,645,016	0.8%
Doximity, Inc., Class A (A)	54,693	2,741,760	0.8%
Health Sciences Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Eli Lilly & Company	36,675	$10,130,369	3.0%
Exact Sciences Corp. (A)	21,357	1,662,215	0.5%
Genmab A/S (A)	3,987	1,591,423	0.5%
HCA Healthcare, Inc.	19,041	4,892,014	1.4%
Hologic, Inc. (A)	51,507	3,943,376	1.2%
Humana, Inc.	14,822	6,875,333	2.0%
Incyte Corp. (A)	37,491	2,751,839	0.8%
Intuitive Surgical, Inc. (A)	38,376	13,788,497	4.1%
Kodiak Sciences, Inc. (A)	24,412	2,069,649	0.6%
Merck & Company, Inc.	73,030	5,597,019	1.7%
Merck KGaA	7,966	2,049,310	0.6%
Mirati Therapeutics, Inc. (A)	12,786	1,875,578	0.6%
Moderna, Inc. (A)	20,712	5,260,434	1.6%
Molina Healthcare, Inc. (A)	12,174	3,872,306	1.1%
Penumbra, Inc. (A)	10,080	2,896,186	0.9%
Pfizer, Inc.	226,298	13,362,897	3.9%
Regeneron Pharmaceuticals, Inc. (A)	7,374	4,656,828	1.4%
Roche Holding AG	7,704	3,196,090	0.9%
Seagen, Inc. (A)	17,989	2,781,099	0.8%
Shockwave Medical, Inc. (A)	15,493	2,762,867	0.8%
Stryker Corp.	29,730	7,950,397	2.3%
Teleflex, Inc.	6,914	2,271,111	0.7%
Thermo Fisher Scientific, Inc.	24,977	16,665,653	4.9%
Ultragenyx Pharmaceutical, Inc. (A)	27,510	2,313,316	0.7%
UnitedHealth Group, Inc.	49,784	24,998,537	7.4%
Veeva Systems, Inc., Class A (A)	12,043	3,076,746	0.9%
Vertex Pharmaceuticals, Inc. (A)	23,912	5,251,075	1.6%
West Pharmaceutical Services, Inc.	13,215	6,197,967	1.8%
Zentalis Pharmaceuticals, Inc. (A)	18,642	1,567,047	0.5%
OTHER SECURITIES		75,717,997	22.3%
		330,929,592
TOTAL COMMON STOCKS (Cost $217,109,215)		$333,844,929
PREFERRED SECURITIES - 0.7%
Health care - 0.7%
Sartorius AG	3,704	2,505,163	0.7%
TOTAL PREFERRED SECURITIES (Cost $552,485)		$2,505,163
WARRANTS - 0.0%		16,335	0.0%
TOTAL WARRANTS (Cost $29,139)		$16,335
SHORT-TERM INVESTMENTS - 0.5%
Short-term funds - 0.5%		1,565,245	0.5%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,565,245)		$1,565,245
Total Investments (Health Sciences Trust) (Cost $219,256,084) - 99.8%		$337,931,672	99.8%
Other assets and liabilities, net - 0.2%		681,207	0.2%
TOTAL NET ASSETS - 100.0%		$338,612,879	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.8%
Australia - 4.5%
BHP Group, Ltd. (A)	97,792	$2,952,502	0.3%
Commonwealth Bank of Australia	60,047	4,414,119	0.5%
CSL, Ltd.	15,989	3,381,670	0.4%
OTHER SECURITIES		31,278,155	3.3%
		42,026,446
Austria - 0.1%		1,406,832	0.1%
Belgium - 0.5%		4,809,253	0.5%
Brazil - 0.8%		7,795,719	0.8%
Canada - 7.4%
Brookfield Asset Management, Inc., Class A	46,972	2,836,627	0.3%
Canadian National Railway Company	24,000	2,948,037	0.3%
Enbridge, Inc.	68,500	2,675,667	0.3%
Manulife Financial Corp. (B)	66,100	1,259,869	0.1%
Royal Bank of Canada	48,200	5,115,499	0.6%
Shopify, Inc., Class A (C)	3,800	5,232,161	0.6%
The Bank of Nova Scotia	40,200	2,845,891	0.3%
The Toronto-Dominion Bank	61,572	4,720,544	0.5%
OTHER SECURITIES		41,314,957	4.4%
		68,949,252
Chile - 0.1%		771,159	0.1%
China - 8.1%
Alibaba Group Holding, Ltd., ADR (C)	334,827	7,483,780	0.8%
Meituan, Class B (C)(D)	136,000	3,932,779	0.4%
Tencent Holdings, Ltd.	191,600	11,180,075	1.2%
OTHER SECURITIES		53,175,200	5.7%
		75,771,834
Colombia - 0.0%		243,982	0.0%
Czech Republic - 0.1%		481,111	0.1%
Denmark - 1.7%
Novo Nordisk A/S, B Shares	56,014	6,291,822	0.7%
OTHER SECURITIES		9,668,144	1.0%
		15,959,966
Egypt - 0.0%		231,465	0.0%
Finland - 0.8%		7,530,049	0.8%
France - 7.1%
Air Liquide SA	15,910	2,774,769	0.3%
Airbus SE (C)	19,831	2,537,251	0.3%
BNP Paribas SA	37,933	2,622,724	0.3%
L'Oreal SA	8,487	4,046,705	0.4%
LVMH Moet Hennessy Louis Vuitton SE	9,234	7,631,279	0.8%
Sanofi	38,211	3,834,240	0.4%
Schneider Electric SE	17,545	3,449,264	0.4%
Schneider Electric SE (Euronext London Exchange)	623	123,360	0.0%
TotalEnergies SE	85,421	4,347,942	0.5%
OTHER SECURITIES		34,983,400	3.7%
		66,350,934
Germany - 5.2%
Allianz SE	13,687	3,228,195	0.4%
SAP SE	35,216	4,956,277	0.5%
Siemens AG	25,893	4,484,736	0.5%
OTHER SECURITIES		35,636,102	3.8%
		48,305,310
Greece - 0.1%		626,502	0.1%
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Hong Kong - 2.3%
AIA Group, Ltd.	404,000	$4,077,510	0.5%
OTHER SECURITIES		17,320,247	1.8%
		21,397,757
Hungary - 0.1%		593,408	0.1%
India - 3.5%
Infosys, Ltd., ADR	113,913	2,883,138	0.3%
Reliance Industries, Ltd.	7,646	242,923	0.0%
Reliance Industries, Ltd., GDR (D)	44,280	2,832,835	0.3%
OTHER SECURITIES		26,241,286	2.9%
		32,200,182
Indonesia - 0.4%		3,988,795	0.4%
Ireland - 0.7%		6,708,232	0.7%
Israel - 0.5%		4,470,188	0.5%
Italy - 1.3%		12,309,040	1.3%
Japan - 14.4%
Keyence Corp.	6,596	4,147,289	0.5%
Recruit Holdings Company, Ltd.	46,000	2,799,363	0.3%
Sony Group Corp.	42,500	5,366,826	0.6%
Tokyo Electron, Ltd.	5,000	2,877,864	0.3%
Toyota Motor Corp.	357,400	6,605,679	0.7%
OTHER SECURITIES		111,812,961	12.0%
		133,609,982
Jordan - 0.0%		172,348	0.0%
Luxembourg - 0.2%		1,803,200	0.2%
Macau - 0.0%		188,449	0.0%
Malaysia - 0.4%		3,789,226	0.4%
Mexico - 0.6%		5,139,843	0.6%
Netherlands - 4.0%
ASML Holding NV	13,749	11,013,219	1.2%
Prosus NV (C)	31,112	2,576,850	0.3%
Royal Dutch Shell PLC, A Shares	138,310	3,030,974	0.3%
Royal Dutch Shell PLC, B Shares	124,526	2,734,158	0.3%
OTHER SECURITIES		17,622,776	1.9%
		36,977,977
New Zealand - 0.2%		1,648,919	0.2%
Norway - 0.4%		4,077,950	0.4%
Peru - 0.1%		533,501	0.1%
Philippines - 0.2%		1,794,517	0.2%
Poland - 0.2%		2,161,280	0.2%
Portugal - 0.1%		853,233	0.1%
Romania - 0.0%		99,687	0.0%
Russia - 0.9%		8,758,611	0.9%
Saudi Arabia - 0.9%		8,403,423	0.9%
Singapore - 0.8%		7,386,739	0.8%
South Africa - 0.9%		8,135,904	0.9%
South Korea - 3.3%
Samsung Electronics Company, Ltd.	158,861	10,433,192	1.1%
OTHER SECURITIES		20,375,850	2.2%
		30,809,042
Spain - 1.5%		13,687,940	1.5%
Sweden - 2.4%		22,152,633	2.4%

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Switzerland - 6.9%
Cie Financiere Richemont SA, A Shares	17,877	$2,671,447	0.3%
Nestle SA	93,637	13,073,347	1.4%
Novartis AG	72,880	6,404,113	0.7%
Roche Holding AG	23,370	9,695,308	1.0%
Roche Holding AG, Bearer Shares	1,064	476,227	0.1%
OTHER SECURITIES		32,118,031	3.4%
		64,438,473
Taiwan - 4.4%
Taiwan Semiconductor Manufacturing Company, Ltd.	819,227	18,122,119	2.0%
OTHER SECURITIES		22,430,071	2.4%
		40,552,190
Thailand - 0.4%		3,960,168	0.4%
Turkey - 0.1%		611,908	0.1%
United Arab Emirates - 0.0%		89	0.0%
United Kingdom - 8.1%
AstraZeneca PLC	52,364	6,114,499	0.7%
BP PLC	683,369	3,061,911	0.3%
British American Tobacco PLC	72,353	2,686,585	0.3%
Diageo PLC	78,828	4,309,993	0.5%
GlaxoSmithKline PLC	169,205	3,684,050	0.4%
HSBC Holdings PLC	686,857	4,148,099	0.5%
Unilever PLC	86,323	4,630,912	0.5%
OTHER SECURITIES		46,414,235	4.9%
		75,050,284
United States - 0.1%		661,773	0.1%
TOTAL COMMON STOCKS (Cost $613,215,841)		$900,386,705
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%		2,703,622	0.3%
Germany - 0.3%		3,176,965	0.3%
South Korea - 0.2%
Samsung Electronics Company, Ltd.	27,037	1,616,425	0.2%
OTHER SECURITIES		223,791	0.0%
		1,840,216
Taiwan - 0.0%		20,869	0.0%
TOTAL PREFERRED SECURITIES (Cost $6,920,618)		$7,741,672
RIGHTS - 0.0%		4,827	0.0%
TOTAL RIGHTS (Cost $0)		$4,827
WARRANTS - 0.0%		2,183	0.0%
TOTAL WARRANTS (Cost $0)		$2,183
International Equity Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (E)	13,483,146	$13,483,146	1.5%
John Hancock Collateral Trust, 0.1697% (E)(F)	296,791	2,968,797	0.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $16,452,031)		$16,451,943
Total Investments (International Equity Index Trust) (Cost $636,588,490) - 99.4%		$924,587,330	99.4%
Other assets and liabilities, net - 0.6%		5,309,365	0.6%
TOTAL NET ASSETS - 100.0%		$929,896,695	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 12-31-21.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	28	Long	Mar 2022	$3,203,421	$3,249,260	$45,839
Mini MSCI Emerging Markets Index Futures	301	Long	Mar 2022	18,564,192	18,454,310	(109,882)
						$(64,043)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.2%
Australia - 6.5%
OZ Minerals, Ltd.	16,141	$332,766	0.3%
OTHER SECURITIES		8,065,489	6.2%
		8,398,255
Austria - 1.6%
ams AG (A)	11,874	214,866	0.2%
OTHER SECURITIES		1,887,682	1.4%
		2,102,548
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	217,191	0.2%
D'ieteren Group	1,085	211,512	0.2%
OTHER SECURITIES		1,582,898	1.2%
		2,011,601
Bermuda - 0.1%		163,571	0.1%
Cambodia - 0.0%		45,367	0.0%
Canada - 10.1%
Colliers International Group, Inc.	1,400	208,492	0.2%
Finning International, Inc.	8,181	206,182	0.2%
Whitecap Resources, Inc.	35,380	209,491	0.2%
OTHER SECURITIES		12,450,110	9.5%
		13,074,275
Chile - 0.0%		1,993	0.0%
China - 0.1%		73,297	0.1%
Denmark - 2.2%
Royal Unibrew A/S	2,377	267,372	0.2%
OTHER SECURITIES		2,567,990	2.0%
		2,835,362
Finland - 2.4%
Nokian Renkaat OYJ	6,368	240,618	0.2%
Orion OYJ, Class A	982	40,432	0.0%
Orion OYJ, Class B	4,360	181,109	0.1%
Valmet OYJ	6,841	293,312	0.2%
OTHER SECURITIES		2,353,622	1.9%
		3,109,093
France - 4.7%
Alten SA	1,382	249,345	0.2%
Faurecia SE	5,689	270,660	0.2%
Rexel SA (A)	14,693	297,569	0.2%
SCOR SE	7,559	235,980	0.2%
SOITEC (A)	1,082	265,102	0.2%
OTHER SECURITIES		4,700,778	3.7%
		6,019,434
Gabon - 0.0%		3,136	0.0%
Georgia - 0.1%		72,842	0.1%
Germany - 6.3%
GEA Group AG	7,088	387,142	0.3%
LANXESS AG	4,346	268,751	0.2%
Rheinmetall AG	2,219	208,830	0.2%
Scout24 SE (B)	2,989	208,711	0.2%
Sixt SE (A)	694	122,430	0.1%
TAG Immobilien AG	7,456	208,263	0.2%
OTHER SECURITIES		6,694,995	5.1%
		8,099,122
Gibraltar - 0.1%		65,071	0.1%
Greece - 0.0%		69	0.0%
Guernsey, Channel Islands - 0.0%		2,302	0.0%
Hong Kong - 2.1%		2,648,264	2.1%
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Ireland - 0.7%
Bank of Ireland Group PLC (A)	10,584	$59,942	0.1%
Bank of Ireland Group PLC (London Stock Exchange) (A)	33,477	191,975	0.2%
OTHER SECURITIES		691,008	0.4%
		942,925
Isle of Man - 0.1%		184,181	0.1%
Israel - 1.8%		2,356,130	1.8%
Italy - 3.4%
Banco BPM SpA	92,714	277,595	0.2%
Reply SpA	1,027	208,591	0.2%
OTHER SECURITIES		3,927,279	3.0%
		4,413,465
Japan - 22.1%		28,661,544	22.1%
Jersey, Channel Islands - 0.2%		245,463	0.2%
Liechtenstein - 0.1%		61,746	0.1%
Luxembourg - 0.6%		782,948	0.6%
Macau - 0.0%		18,023	0.0%
Malaysia - 0.0%		22,481	0.0%
Malta - 0.0%		19,802	0.0%
Netherlands - 2.6%
Aalberts NV	5,235	347,131	0.3%
Arcadis NV	4,501	216,839	0.2%
ASR Nederland NV	6,907	318,090	0.2%
BE Semiconductor Industries NV	3,676	312,506	0.2%
IMCD NV	1,818	401,783	0.3%
Signify NV (B)	5,815	270,000	0.2%
OTHER SECURITIES		1,531,205	1.2%
		3,397,554
New Zealand - 0.6%		723,519	0.6%
Norway - 0.8%		1,014,157	0.8%
Peru - 0.0%		29,236	0.0%
Portugal - 0.3%		389,789	0.3%
Russia - 0.0%		41,027	0.0%
Singapore - 1.1%		1,472,672	1.1%
South Africa - 0.1%		186,325	0.1%
Spain - 1.9%
Enagas SA	10,244	237,981	0.2%
OTHER SECURITIES		2,237,553	1.7%
		2,475,534
Sweden - 3.7%		4,800,339	3.7%
Switzerland - 7.3%
Belimo Holding AG	500	317,493	0.3%
Georg Fischer AG	220	332,864	0.3%
PSP Swiss Property AG	2,466	307,301	0.2%
Siegfried Holding AG (A)	220	214,009	0.2%
Swiss Prime Site AG	3,378	331,611	0.3%
Tecan Group AG	453	275,137	0.2%
VAT Group AG (B)	1,366	676,885	0.5%
Vifor Pharma AG	1,287	228,633	0.2%
OTHER SECURITIES		6,731,364	5.1%
		9,415,297
Taiwan - 0.0%		9,620	0.0%
United Arab Emirates - 0.0%		5,637	0.0%
United Kingdom - 12.3%
Bellway PLC	5,109	232,204	0.2%

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
United Kingdom (continued)
Greggs PLC	5,441	$246,287	0.2%
IMI PLC	11,803	278,361	0.2%
Inchcape PLC	19,909	245,902	0.2%
Man Group PLC	73,477	226,385	0.2%
Meggitt PLC (A)	21,288	213,038	0.2%
Rotork PLC	46,083	224,277	0.2%
Royal Mail PLC	36,820	252,445	0.2%
Tate & Lyle PLC	23,148	208,259	0.2%
Travis Perkins PLC	10,742	226,769	0.2%
OTHER SECURITIES		13,584,973	10.3%
		15,938,900
United States - 0.6%		710,558	0.6%
TOTAL COMMON STOCKS (Cost $117,365,503)		$127,044,474
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Sixt SE	838	82,576	0.1%
OTHER SECURITIES		347,346	0.2%
		429,922
TOTAL PREFERRED SECURITIES (Cost $301,180)		$429,922
WARRANTS - 0.0%		1,509	0.0%
TOTAL WARRANTS (Cost $0)		$1,509
International Small Company Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 0.1697% (C)(D)	247,517	$2,475,909	1.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,476,437)		$2,475,909
Total Investments (International Small Company Trust) (Cost $120,143,120) - 100.4%		$129,951,814	100.4%
Other assets and liabilities, net - (0.4)%		(491,305)	(0.4)%
TOTAL NET ASSETS - 100.0%		$129,460,509	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	11	Long	Mar 2022	$1,265,923	$1,276,495	$10,572
						$10,572

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,750,004	$605,352,589	50.5%
Fixed income - 49.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	42,645,265	594,048,540	49.5%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,072,255,122)		$1,199,401,129
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,072,255,122) - 100.0%		$1,199,401,129	100.0%
Other assets and liabilities, net - (0.0)%		(18,932)	(0.0)%
TOTAL NET ASSETS - 100.0%		$1,199,382,197	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
Lifestyle Balanced Portfolio (continued)
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,990,114	$45,036,283	20.0%
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,952,797	180,432,462	80.0%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $218,392,306)		$225,468,745

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 0.0%
	Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	600	$600	0.0%
	TOTAL SHORT-TERM INVESTMENTS (Cost $600)	$600
	Total Investments (Lifestyle Conservative Portfolio) (Cost $218,392,906) - 100.0%	$225,469,345	100.0%
	Other assets and liabilities, net - (0.0)%	(16,000)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$225,453,345	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	200,684,313	$4,541,486,014	70.7%
Fixed income - 29.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	135,351,782	1,885,450,327	29.3%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,458,591,293)		$6,426,936,341
Total Investments (Lifestyle Growth Portfolio) (Cost $5,458,591,293) - 100.0%		$6,426,936,341	100.0%
Other assets and liabilities, net - (0.0)%		(36,321)	(0.0)%
TOTAL NET ASSETS - 100.0%		$6,426,900,020	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value	% of Net Assets
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,457,667	$146,136,996	40.4%
Fixed income - 59.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,482,131	215,666,085	59.6%
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $333,697,255)		$361,803,081
Lifestyle Moderate Portfolio (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS - 0.0%
	Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	768	$768	0.0%
	TOTAL SHORT-TERM INVESTMENTS (Cost $768)	$768
	Total Investments (Lifestyle Moderate Portfolio) (Cost $333,698,023) - 100.0%	$361,803,849	100.0%
	Other assets and liabilities, net - (0.0)%	(16,485)	(0.0)%
	TOTAL NET ASSETS - 100.0%	$361,787,364	100.0%
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
Mid Cap Growth Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 91.8%
Communication services - 12.6%
Electronic Arts, Inc.	69,779	$9,203,850	1.0%
Live Nation Entertainment, Inc. (A)	99,996	11,968,521	1.3%
Match Group, Inc. (A)	233,349	30,860,405	3.3%
Roku, Inc. (A)	69,088	15,765,882	1.7%
Snap, Inc., Class A (A)	172,984	8,135,438	0.9%
Spotify Technology SA (A)	135,966	31,820,122	3.4%
ZoomInfo Technologies, Inc. (A)	154,025	9,888,405	1.0%
		117,642,623
Consumer discretionary - 21.5%
Chegg, Inc. (A)	475,320	14,592,324	1.6%
DraftKings, Inc., Class A (A)	495,596	13,614,022	1.5%
Five Below, Inc. (A)	185,215	38,319,131	4.1%
Floor & Decor Holdings, Inc., Class A (A)	133,766	17,390,918	1.9%
Lennar Corp., A Shares	191,148	22,203,752	2.4%
Lululemon Athletica, Inc. (A)	68,561	26,838,203	2.9%
Penn National Gaming, Inc. (A)	120,178	6,231,229	0.7%
Ross Stores, Inc.	132,253	15,113,873	1.6%
Thor Industries, Inc.	148,145	15,373,007	1.6%
Ulta Beauty, Inc. (A)	64,424	26,564,592	2.8%
OTHER SECURITIES		3,588,897	0.4%
		199,829,948
Financials - 1.7%
Ares Management Corp., Class A	198,936	16,167,529	1.7%
Health care - 15.8%
ABIOMED, Inc. (A)	86,663	31,126,750	3.3%
Agilent Technologies, Inc.	85,957	13,723,035	1.5%
Ascendis Pharma A/S, ADR (A)	39,188	5,271,962	0.6%
DexCom, Inc. (A)	38,543	20,695,664	2.2%
Exact Sciences Corp. (A)	318,742	24,807,690	2.7%
GoodRx Holdings, Inc., Class A (A)(B)	390,622	12,765,527	1.4%

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Health care (continued)
Inspire Medical Systems, Inc. (A)	62,333	$14,340,330	1.5%
Kodiak Sciences, Inc. (A)	71,510	6,062,618	0.7%
Oak Street Health, Inc. (A)(B)	312,048	10,341,271	1.1%
OTHER SECURITIES		7,614,488	0.8%
		146,749,335
Industrials - 9.2%
Copart, Inc. (A)	120,485	18,267,936	2.0%
CoStar Group, Inc. (A)	245,849	19,429,446	2.1%
Johnson Controls International PLC	213,109	17,327,893	1.8%
Kornit Digital, Ltd. (A)	99,561	15,158,162	1.6%
The Middleby Corp. (A)	79,832	15,707,744	1.7%
		85,891,181
Information technology - 30.0%
Arista Networks, Inc. (A)	259,416	37,291,050	4.0%
Fair Isaac Corp. (A)	54,301	23,548,715	2.5%
Five9, Inc. (A)	78,297	10,751,744	1.2%
Guidewire Software, Inc. (A)	132,807	15,077,579	1.6%
IronSource, Ltd., Class A (A)(B)	1,341,012	10,379,433	1.1%
MKS Instruments, Inc.	69,694	12,138,604	1.3%
MongoDB, Inc. (A)	40,943	21,673,177	2.3%
Palo Alto Networks, Inc. (A)	38,375	21,365,665	2.3%
Paycom Software, Inc. (A)	61,301	25,451,562	2.7%
RingCentral, Inc., Class A (A)	116,120	21,755,081	2.3%
SolarEdge Technologies, Inc. (A)	57,345	16,089,287	1.7%
UiPath, Inc., Class A (A)	400,353	17,267,225	1.9%
Universal Display Corp.	60,038	9,908,071	1.1%
Varonis Systems, Inc. (A)	296,885	14,482,050	1.6%
Workday, Inc., Class A (A)	77,835	21,262,965	2.3%
OTHER SECURITIES		685,020	0.1%
		279,127,228
Materials - 0.9%
Albemarle Corp.	35,276	8,246,471	0.9%
Real estate - 0.1%		907,059	0.1%
TOTAL COMMON STOCKS (Cost $749,419,359)		$854,561,374
PREFERRED SECURITIES - 0.6%
Information technology - 0.6%		5,601,854	0.6%
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,601,854
EXCHANGE-TRADED FUNDS - 5.4%
iShares Russell Mid-Cap Growth ETF (B)	388,102	44,717,112	4.8%
OTHER SECURITIES		5,133,530	0.6%
TOTAL EXCHANGE-TRADED FUNDS (Cost $49,635,517)		$49,850,642
SHORT-TERM INVESTMENTS - 6.7%
Short-term funds - 5.5%
John Hancock Collateral Trust, 0.1697% (C)(D)	5,093,530	50,950,585	5.5%
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Repurchase agreement - 1.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-21 at 0.040% to be repurchased at $11,800,039 on 1-3-22, collateralized by $12,036,100 U.S. Treasury Bills, 0.000% due 1-25-22 (valued at $12,036,004)	$11,800,000	$11,800,000	1.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $62,756,666)	$62,750,585
	Total Investments (Mid Cap Growth Trust) (Cost $866,881,827) - 104.5%	$972,764,455	104.5%
	Other assets and liabilities, net - (4.5)%	(41,910,683)	(4.5)%
	TOTAL NET ASSETS - 100.0%	$930,853,772	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.6%
Communication services - 1.6%		$24,008,846	1.6%
Consumer discretionary - 15.1%
Deckers Outdoor Corp. (A)	15,837	5,801,251	0.4%
Five Below, Inc. (A)	32,324	6,687,512	0.5%
Lear Corp.	34,398	6,293,114	0.4%
Service Corp. International	95,151	6,754,769	0.5%
Williams-Sonoma, Inc.	42,908	7,257,030	0.5%
OTHER SECURITIES		187,312,498	12.8%
		220,106,174
Consumer staples - 3.4%
Darling Ingredients, Inc. (A)	93,360	6,468,914	0.4%
OTHER SECURITIES		42,594,574	3.0%
		49,063,488
Energy - 2.0%
Targa Resources Corp.	132,113	6,901,583	0.5%
OTHER SECURITIES		22,822,960	1.5%
		29,724,543
Financials - 13.3%
East West Bancorp, Inc.	81,878	6,442,161	0.4%
OTHER SECURITIES		188,021,259	12.9%
		194,463,420
Health care - 9.7%
Masimo Corp. (A)	29,313	8,582,260	0.6%
Molina Healthcare, Inc. (A)	33,696	10,718,024	0.7%
Penumbra, Inc. (A)	20,262	5,821,678	0.4%
Repligen Corp. (A)	29,668	7,857,273	0.5%
Syneos Health, Inc. (A)	59,828	6,143,139	0.4%
OTHER SECURITIES		101,619,418	7.1%
		140,741,792
Industrials - 18.6%
AECOM (A)	83,121	6,429,409	0.4%

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Axon Enterprise, Inc. (A)	37,894	$5,949,358	0.4%
Builders FirstSource, Inc. (A)	110,493	9,470,355	0.7%
Carlisle Companies, Inc.	30,168	7,485,284	0.5%
Graco, Inc.	98,068	7,906,242	0.5%
Hubbell, Inc.	31,394	6,538,428	0.5%
Knight-Swift Transportation Holdings, Inc.	95,754	5,835,249	0.4%
Lennox International, Inc.	19,422	6,299,720	0.4%
Nordson Corp.	31,184	7,960,340	0.5%
Regal Rexnord Corp.	39,096	6,653,357	0.5%
The Middleby Corp. (A)	32,095	6,315,012	0.4%
The Toro Company	61,417	6,136,172	0.4%
Trex Company, Inc. (A)	66,420	8,968,693	0.6%
Watsco, Inc.	19,055	5,961,928	0.4%
OTHER SECURITIES		172,513,727	12.0%
		270,423,274
Information technology - 14.0%
Aspen Technology, Inc. (A)	38,611	5,876,594	0.4%
Ciena Corp. (A)	89,391	6,880,425	0.5%
Cognex Corp.	102,010	7,932,298	0.5%
Fair Isaac Corp. (A)	15,785	6,845,481	0.5%
Jabil, Inc.	82,702	5,818,086	0.4%
Lattice Semiconductor Corp. (A)	79,012	6,088,665	0.4%
Synaptics, Inc. (A)	22,659	6,560,007	0.5%
Wolfspeed, Inc. (A)	66,867	7,473,729	0.5%
OTHER SECURITIES		150,902,835	10.3%
		204,378,120
Materials - 6.5%
Alcoa Corp.	107,955	6,431,959	0.4%
Cleveland-Cliffs, Inc. (A)	262,574	5,716,236	0.4%
Reliance Steel & Aluminum Company	36,151	5,864,415	0.4%
RPM International, Inc.	74,844	7,559,244	0.5%
Steel Dynamics, Inc.	108,778	6,751,850	0.5%
OTHER SECURITIES		61,778,013	4.3%
		94,101,717
Real estate - 10.1%
Camden Property Trust	58,966	10,536,045	0.7%
CyrusOne, Inc.	73,226	6,569,837	0.5%
Jones Lang LaSalle, Inc. (A)	29,119	7,842,911	0.5%
Lamar Advertising Company, Class A	50,093	6,076,281	0.4%
Life Storage, Inc.	47,325	7,249,244	0.5%
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Real estate (continued)
Medical Properties Trust, Inc.	344,054	$8,129,996	0.6%
Rexford Industrial Realty, Inc.	87,406	7,089,501	0.5%
OTHER SECURITIES		94,024,481	6.4%
		147,518,296
Utilities - 3.3%
Essential Utilities, Inc.	132,704	7,124,878	0.5%
OTHER SECURITIES		40,549,584	2.8%
		47,674,462
TOTAL COMMON STOCKS (Cost $1,019,764,709)		$1,422,204,132
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note, 0.040%, 03/15/2022 *	$35,000,000	34,996,550	2.4%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.1697% (B)(C)	989,835	9,901,319	0.7%
Repurchase agreement - 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $5,688,000 on 1-3-22, collateralized by $5,304,400 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $5,801,795)	$5,688,000	5,688,000	0.4%
TOTAL SHORT-TERM INVESTMENTS (Cost $50,588,185)		$50,585,869
Total Investments (Mid Cap Index Trust) (Cost $1,070,352,894) - 101.1%		$1,472,790,001	101.1%
Other assets and liabilities, net - (1.1)%		(16,316,387)	(1.1)%
TOTAL NET ASSETS - 100.0%		$1,456,473,614	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	128	Long	Mar 2022	$35,387,833	$36,322,560	$934,727
						$934,727

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 93.6%
Communication services - 4.8%
News Corp., Class A	613,932	$13,696,823	2.1%
ViacomCBS, Inc., Class B	165,062	4,981,571	0.7%
OTHER SECURITIES		13,431,762	2.0%
		32,110,156
Consumer discretionary - 2.2%
Ralph Lauren Corp.	53,841	6,399,541	0.9%
OTHER SECURITIES		8,172,503	1.3%
		14,572,044
Consumer staples - 8.6%
Bunge, Ltd.	156,651	14,624,937	2.2%
Campbell Soup Company	169,776	7,378,465	1.1%
Flowers Foods, Inc.	572,599	15,729,295	2.4%
Sysco Corp.	114,511	8,994,839	1.4%
OTHER SECURITIES		10,357,214	1.5%
		57,084,750
Energy - 10.7%
Cameco Corp.	462,969	10,097,354	1.5%
Canadian Natural Resources, Ltd.	236,190	9,979,028	1.5%
EQT Corp. (A)	294,536	6,423,830	1.0%
Equitrans Midstream Corp.	569,939	5,893,169	0.9%
Imperial Oil, Ltd. (B)	401,868	14,507,435	2.2%
TechnipFMC PLC (A)	1,018,971	6,032,308	0.9%
OTHER SECURITIES		17,709,281	2.7%
		70,642,405
Financials - 19.2%
Brighthouse Financial, Inc. (A)	119,285	6,178,963	0.9%
Brown & Brown, Inc.	143,330	10,073,232	1.5%
CNA Financial Corp.	163,445	7,204,656	1.1%
Fifth Third Bancorp	344,783	15,015,300	2.3%
Groupe Bruxelles Lambert SA	62,496	6,979,981	1.1%
Kemper Corp.	104,221	6,127,153	0.9%
Loews Corp.	243,093	14,041,052	2.1%
Northern Trust Corp.	80,831	9,668,196	1.5%
RenaissanceRe Holdings, Ltd.	44,449	7,526,549	1.1%
State Street Corp.	168,748	15,693,564	2.4%
Westamerica BanCorp	97,607	5,634,852	0.8%
OTHER SECURITIES		23,469,389	3.5%
		127,612,887
Health care - 13.5%
Baxter International, Inc.	109,728	9,419,052	1.4%
Cardinal Health, Inc.	305,705	15,740,750	2.4%
Dentsply Sirona, Inc.	139,842	7,801,785	1.2%
Patterson Companies, Inc.	315,830	9,269,611	1.4%
Select Medical Holdings Corp.	420,136	12,351,998	1.8%
Zimmer Biomet Holdings, Inc.	56,140	7,132,026	1.1%
OTHER SECURITIES		27,623,995	4.2%
		89,339,217
Industrials - 6.4%
PACCAR, Inc.	101,638	8,970,570	1.4%
Textron, Inc.	210,237	16,230,296	2.4%
OTHER SECURITIES		17,391,956	2.6%
		42,592,822
Information technology - 1.8%
Applied Materials, Inc.	39,723	6,250,811	0.9%
National Instruments Corp.	128,985	5,632,775	0.9%
		11,883,586
Materials - 10.8%
AngloGold Ashanti, Ltd., ADR	252,698	5,301,604	0.8%
Corteva, Inc.	205,032	9,693,913	1.5%
Franco-Nevada Corp.	94,917	13,126,827	2.0%
Freeport-McMoRan, Inc.	193,161	8,060,609	1.2%
Mid Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
Fresnillo PLC	515,025	$6,262,105	0.9%
Summit Materials, Inc., Class A (A)	239,408	9,609,837	1.5%
OTHER SECURITIES		19,376,010	2.9%
		71,430,905
Real estate - 7.8%
Equity Commonwealth (A)	314,972	8,157,775	1.2%
Equity Residential	59,856	5,416,968	0.8%
Rayonier, Inc.	256,894	10,368,242	1.6%
Regency Centers Corp.	98,281	7,405,473	1.1%
Weyerhaeuser Company	318,706	13,124,313	2.0%
OTHER SECURITIES		7,002,722	1.1%
		51,475,493
Utilities - 7.8%
CenterPoint Energy, Inc.	259,605	7,245,576	1.1%
FirstEnergy Corp.	419,848	17,461,476	2.6%
National Fuel Gas Company	105,216	6,727,511	1.0%
PG&E Corp. (A)	1,139,900	13,838,386	2.1%
OTHER SECURITIES		6,741,354	1.0%
		52,014,303
TOTAL COMMON STOCKS (Cost $457,460,667)		$620,758,568
PREFERRED SECURITIES - 0.2%
Consumer staples - 0.2%
Bunge, Ltd., 4.875%	8,102	1,026,847	0.2%
TOTAL PREFERRED SECURITIES (Cost $917,915)		$1,026,847
CORPORATE BONDS - 0.0%
Energy - 0.0%		177,160	0.0%
TOTAL CORPORATE BONDS (Cost $136,766)		$177,160
SHORT-TERM INVESTMENTS - 6.3%
Short-term funds - 6.3%
John Hancock Collateral Trust, 0.1697% (C)(D)	102,881	1,029,121	0.2%
T. Rowe Price Government Reserve Fund, 0.0570% (C)	37,986,291	37,986,291	5.7%
OTHER SECURITIES		2,575,038	0.4%
		41,590,450
TOTAL SHORT-TERM INVESTMENTS (Cost $41,590,445)		$41,590,450
Total Investments (Mid Value Trust) (Cost $500,105,793) - 100.1%		$663,553,025	100.1%
Other assets and liabilities, net - (0.1)%		(527,693)	(0.1)%
TOTAL NET ASSETS - 100.0%		$663,025,332	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Real Estate Securities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.7%
Consumer discretionary - 2.0%
Bluegreen Vacations Holding Corp. (A)	20,200	$709,020	0.2%
Caesars Entertainment, Inc. (A)	10,970	1,026,024	0.2%
D.R. Horton, Inc.	18,660	2,023,677	0.5%
Playa Hotels & Resorts NV (A)	605,738	4,833,789	1.1%
		8,592,510
Health care - 1.7%
Brookdale Senior Living, Inc. (A)	178,403	920,559	0.2%
HCA Healthcare, Inc.	25,063	6,439,186	1.5%
		7,359,745
Real estate - 95.0%
Acadia Realty Trust	191,235	4,174,660	1.0%
Alexandria Real Estate Equities, Inc.	62,978	14,041,575	3.2%
American Tower Corp.	61,637	18,028,823	4.2%
AvalonBay Communities, Inc.	87,326	22,057,674	5.1%
Brixmor Property Group, Inc.	515,842	13,107,545	3.0%
Camden Property Trust	76,828	13,727,627	3.2%
CBRE Group, Inc., Class A (A)	78,274	8,493,512	2.0%
Colliers International Group, Inc. (New York Stock Exchange) (B)	58,050	8,629,133	2.0%
Douglas Emmett, Inc.	214,785	7,195,298	1.7%
Equinix, Inc.	15,382	13,010,711	3.0%
Extra Space Storage, Inc.	113,264	25,680,347	5.9%
First Industrial Realty Trust, Inc.	126,000	8,341,200	1.9%
Independence Realty Trust, Inc.	349,379	9,024,460	2.1%
Innovative Industrial Properties, Inc.	21,118	5,552,133	1.3%
Invitation Homes, Inc.	314,868	14,276,115	3.3%
Kimco Realty Corp.	482,608	11,896,287	2.7%
Life Storage, Inc.	107,321	16,439,431	3.8%
Pebblebrook Hotel Trust	134,659	3,012,322	0.7%
Phillips Edison & Company, Inc.	165,970	5,483,649	1.3%
PotlatchDeltic Corp.	50,860	3,062,789	0.7%
Prologis, Inc.	283,254	47,688,643	11.0%
Public Storage	16,906	6,332,311	1.5%
Rexford Industrial Realty, Inc.	181,797	14,745,555	3.4%
Ryman Hospitality Properties, Inc. (A)	83,512	7,679,764	1.8%
SBA Communications Corp.	30,225	11,758,130	2.7%
Simon Property Group, Inc.	98,654	15,761,950	3.6%
SL Green Realty Corp.	139,586	10,008,314	2.3%
Sun Communities, Inc.	72,806	15,287,076	3.5%
Tricon Residential, Inc.	427,906	6,549,081	1.5%
UDR, Inc.	284,820	17,086,352	3.9%
Veris Residential, Inc. (A)	130,280	2,394,546	0.6%
VICI Properties, Inc.	357,548	10,765,770	2.5%
Welltower, Inc.	230,479	19,768,185	4.6%
		411,060,968
TOTAL COMMON STOCKS (Cost $311,566,938)		$427,013,223
SHORT-TERM INVESTMENTS - 0.9%
Short-term funds - 0.9%
John Hancock Collateral Trust, 0.1697% (C)(D)	155,508	1,555,545	0.4%
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,065,702	$2,065,702	0.5%
		3,621,247
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,621,503)	$3,621,247
	Total Investments (Real Estate Securities Trust) (Cost $315,188,441) - 99.6%	$430,634,470	99.6%
	Other assets and liabilities, net - 0.4%	1,885,181	0.4%
	TOTAL NET ASSETS - 100.0%	$432,519,651	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.4%
Communication services - 14.9%
Alphabet, Inc., Class A (A)	1,460	$4,229,678	0.4%
Alphabet, Inc., Class C (A)	16,028	46,378,461	4.3%
Baidu, Inc., ADR (A)	179,611	26,724,321	2.5%
Meta Platforms, Inc., Class A (A)	123,222	41,445,720	3.9%
Pinterest, Inc., Class A (A)	191,911	6,975,965	0.6%
VK Company, Ltd., GDR (A)	732,550	8,479,709	0.8%
ZoomInfo Technologies, Inc. (A)	251,025	16,115,805	1.5%
OTHER SECURITIES		9,225,719	0.9%
		159,575,378
Consumer discretionary - 21.8%
Alibaba Group Holding, Ltd., ADR (A)	230,537	27,385,490	2.6%
Amazon.com, Inc. (A)	14,932	49,788,365	4.6%
Booking Holdings, Inc. (A)	9,738	23,363,702	2.2%
Delivery Hero SE (A)(B)	125,444	13,885,463	1.3%
Naspers, Ltd., N Shares	39,312	6,101,656	0.6%
Prosus NV (A)	73,986	6,127,891	0.6%
Tesla, Inc. (A)	6,280	6,636,578	0.6%
Trip.com Group, Ltd., ADR (A)	1,106,412	27,239,863	2.5%
Zalando SE (A)(B)	306,247	24,670,178	2.3%
OTHER SECURITIES		48,085,495	4.5%
		233,284,681
Industrials - 0.4%		3,984,699	0.4%
Information technology - 60.3%
Apple, Inc.	139,045	24,690,221	2.3%
Applied Materials, Inc.	88,241	13,885,604	1.3%
Asana, Inc., Class A (A)	161,790	12,061,445	1.1%
Citrix Systems, Inc.	317,522	30,034,406	2.8%
Crowdstrike Holdings, Inc., Class A (A)	54,040	11,064,690	1.0%
Datadog, Inc., Class A (A)	76,750	13,669,943	1.3%
Fortinet, Inc. (A)	26,105	9,382,137	0.9%
HubSpot, Inc. (A)	18,868	12,436,842	1.2%

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Infineon Technologies AG	145,345	$6,691,459	0.6%
Intuit, Inc.	19,960	12,838,671	1.2%
Marvell Technology, Inc.	130,705	11,435,380	1.1%
Micron Technology, Inc.	288,063	26,833,068	2.5%
Microsoft Corp.	212,848	71,585,038	6.7%
MongoDB, Inc. (A)	46,230	24,471,851	2.3%
NortonLifeLock, Inc.	256,540	6,664,909	0.6%
NVIDIA Corp.	58,165	17,106,908	1.6%
NXP Semiconductors NV	27,345	6,228,644	0.6%
Okta, Inc. (A)	68,310	15,313,053	1.4%
ON Semiconductor Corp. (A)	217,480	14,771,242	1.4%
Palo Alto Networks, Inc. (A)	16,580	9,231,081	0.9%
Paycom Software, Inc. (A)	31,295	12,993,371	1.2%
Pure Storage, Inc., Class A (A)	838,711	27,300,043	2.5%
QUALCOMM, Inc.	91,296	16,695,300	1.6%
salesforce.com, Inc. (A)	153,100	38,907,303	3.6%
Samsung Electronics Company, Ltd.	254,805	16,734,296	1.6%
Seagate Technology Holdings PLC	88,255	9,971,050	0.9%
SK Hynix, Inc.	67,525	7,416,447	0.7%
Snowflake, Inc., Class A (A)	19,738	6,686,248	0.6%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	82,110	9,878,654	0.9%
The Trade Desk, Inc., Class A (A)	118,130	10,825,433	1.0%
Xilinx, Inc.	31,296	6,635,691	0.6%
Zoom Video Communications, Inc., Class A (A)	135,420	24,905,092	2.3%
Zscaler, Inc. (A)	42,412	13,628,248	1.3%
OTHER SECURITIES		93,595,536	8.7%
		646,569,304
TOTAL COMMON STOCKS (Cost $920,544,891)		$1,043,414,062
SHORT-TERM INVESTMENTS - 3.7%
Short-term funds - 2.1%
John Hancock Collateral Trust, 0.1697% (C)(D)	857,022	8,572,790	0.8%
T. Rowe Price Government Reserve Fund, 0.0570% (C)	13,109,109	13,109,109	1.2%
OTHER SECURITIES		500,010	0.1%
		22,181,909
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $17,374,000 on 1-3-22, collateralized by $17,901,900 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $17,721,485)	$17,374,000	17,374,000	1.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $39,556,337)		$39,555,909
Total Investments (Science & Technology Trust) (Cost $960,101,228) - 101.1%		$1,082,969,971	101.1%
Other assets and liabilities, net - (1.1)%		(11,801,544)	(1.1)%
TOTAL NET ASSETS - 100.0%		$1,071,168,427	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
Science & Technology Trust (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 95.8%
Communication services - 2.9%
AMC Entertainment Holdings, Inc., Class A (A)	110,768	$3,012,892	0.5%
OTHER SECURITIES		16,325,383	2.4%
		19,338,275
Consumer discretionary - 10.9%
Crocs, Inc. (A)	12,490	1,601,468	0.3%
Fox Factory Holding Corp. (A)	9,037	1,537,194	0.2%
Helen of Troy, Ltd. (A)	5,140	1,256,576	0.2%
Macy's, Inc.	67,413	1,764,872	0.3%
Scientific Games Corp. (A)	20,727	1,385,185	0.2%
Texas Roadhouse, Inc.	15,152	1,352,771	0.2%
The Goodyear Tire & Rubber Company (A)	59,240	1,262,997	0.2%
OTHER SECURITIES		62,366,828	9.3%
		72,527,891
Consumer staples - 3.3%
BJ's Wholesale Club Holdings, Inc. (A)	29,379	1,967,512	0.3%
Performance Food Group Company (A)	32,678	1,499,593	0.2%
OTHER SECURITIES		18,418,465	2.8%
		21,885,570
Energy - 4.2%
Chesapeake Energy Corp.	22,571	1,456,281	0.2%
Ovintiv, Inc.	56,496	1,903,915	0.3%
OTHER SECURITIES		24,561,328	3.7%
		27,921,524
Financials - 15.3%
First Financial Bankshares, Inc.	27,555	1,400,896	0.2%
Glacier Bancorp, Inc.	23,272	1,319,522	0.2%
OTHER SECURITIES		99,174,271	14.9%
		101,894,689
Health care - 17.3%
Arena Pharmaceuticals, Inc. (A)	13,355	1,241,214	0.2%
Arrowhead Pharmaceuticals, Inc. (A)	21,813	1,446,202	0.2%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,992	1,652,618	0.3%
Blueprint Medicines Corp. (A)	12,602	1,349,800	0.2%
Inspire Medical Systems, Inc. (A)	5,785	1,330,897	0.2%
Intellia Therapeutics, Inc. (A)	14,985	1,771,826	0.3%
Medpace Holdings, Inc. (A)	6,207	1,350,891	0.2%
Omnicell, Inc. (A)	9,315	1,680,799	0.3%
Shockwave Medical, Inc. (A)	7,274	1,297,172	0.2%
Tenet Healthcare Corp. (A)	22,801	1,862,614	0.3%
OTHER SECURITIES		100,286,615	14.9%
		115,270,648
Industrials - 14.5%
ASGN, Inc. (A)	10,917	1,347,158	0.2%

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Industrials (continued)
Avis Budget Group, Inc. (A)	8,879	$1,841,238	0.3%
Chart Industries, Inc. (A)	7,842	1,250,721	0.2%
EMCOR Group, Inc.	11,374	1,448,934	0.2%
Exponent, Inc.	11,123	1,298,388	0.2%
KBR, Inc.	30,299	1,442,838	0.2%
Saia, Inc. (A)	5,689	1,917,364	0.3%
Simpson Manufacturing Company, Inc.	9,289	1,291,821	0.2%
Tetra Tech, Inc.	11,506	1,953,719	0.3%
WESCO International, Inc. (A)	9,528	1,253,790	0.2%
WillScot Mobile Mini Holdings Corp. (A)	45,523	1,859,159	0.3%
OTHER SECURITIES		79,929,501	11.9%
		96,834,631
Information technology - 14.0%
Ambarella, Inc. (A)	7,594	1,540,747	0.2%
II-VI, Inc. (A)	22,775	1,556,216	0.2%
Lattice Semiconductor Corp. (A)	29,079	2,240,828	0.3%
Novanta, Inc. (A)	7,555	1,332,173	0.2%
Rapid7, Inc. (A)	12,089	1,422,754	0.2%
Silicon Laboratories, Inc. (A)	8,560	1,766,955	0.3%
Synaptics, Inc. (A)	8,269	2,393,958	0.4%
OTHER SECURITIES		80,601,531	12.2%
		92,855,162
Materials - 3.7%		24,355,630	3.7%
Real estate - 7.2%
EastGroup Properties, Inc.	8,331	1,898,218	0.3%
Innovative Industrial Properties, Inc.	5,122	1,346,625	0.2%
STAG Industrial, Inc.	35,100	1,683,396	0.3%
Terreno Realty Corp.	14,671	1,251,290	0.2%
OTHER SECURITIES		41,459,369	6.2%
		47,638,898
Utilities - 2.5%		16,980,111	2.5%
TOTAL COMMON STOCKS (Cost $453,764,675)		$637,503,029
WARRANTS - 0.0%		2,492	0.0%
TOTAL WARRANTS (Cost $0)		$2,492
SHORT-TERM INVESTMENTS - 5.1%
U.S. Government - 0.3%
U.S. Treasury Bill, 0.045%, 02/17/2022 *	$2,000,000	1,999,925	0.3%
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 3.0%
Federal Home Loan Bank Discount Note, 0.030%, 01/14/2022 *	$13,000,000	$12,999,960	2.0%
Federal Home Loan Bank Discount Note, 0.030%, 02/02/2022 *	5,000,000	4,999,917	0.7%
Tennessee Valley Authority Discount Note, 0.031%, 01/12/2022 *	1,850,000	1,849,995	0.3%
		19,849,872
Short-term funds - 0.9%
John Hancock Collateral Trust, 0.1697% (B)(C)	612,451	6,126,348	0.9%
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $6,075,000 on 1-3-22, collateralized by $5,665,300 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $6,196,537)	$6,075,000	6,075,000	0.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $34,051,731)		$34,051,145
Total Investments (Small Cap Index Trust) (Cost $487,816,406) - 100.9%		$671,556,666	100.9%
Other assets and liabilities, net - (0.9)%		(6,302,657)	(0.9)%
TOTAL NET ASSETS - 100.0%		$665,254,009	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	269	Long	Mar 2022	$29,827,164	$30,165,660	$338,496
						$338,496

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 99.4%
Communication services - 2.2%		$3,740,313	2.2%
Consumer discretionary - 14.2%
AutoNation, Inc. (A)	5,555	649,102	0.4%
Churchill Downs, Inc.	3,149	758,594	0.5%
Five Below, Inc. (A)	3,832	792,802	0.5%
Fox Factory Holding Corp. (A)	8,393	1,427,649	0.9%
Grand Canyon Education, Inc. (A)	8,453	724,507	0.4%
Lithia Motors, Inc.	3,196	949,052	0.6%
Toll Brothers, Inc.	8,961	648,687	0.4%
OTHER SECURITIES		17,781,460	10.5%
		23,731,853
Consumer staples - 4.3%
Bunge, Ltd.	7,506	700,760	0.4%
OTHER SECURITIES		6,449,195	3.9%
		7,149,955
Energy - 5.1%
Magnolia Oil & Gas Corp., Class A	38,563	727,684	0.4%
Marathon Oil Corp.	42,707	701,249	0.4%
OTHER SECURITIES		7,134,311	4.3%
		8,563,244
Financials - 20.9%
Ameris Bancorp	15,399	765,022	0.5%
Athene Holding, Ltd., Class A (A)	9,251	770,886	0.5%
Pinnacle Financial Partners, Inc.	9,825	938,288	0.6%
Santander Consumer USA Holdings, Inc.	15,045	632,191	0.4%
OTHER SECURITIES		31,928,767	18.9%
		35,035,154
Health care - 11.5%
Acadia Healthcare Company, Inc. (A)	15,182	921,547	0.6%
AtriCure, Inc. (A)	10,168	706,981	0.4%
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,766	656,802	0.4%
Globus Medical, Inc., Class A (A)	10,757	776,655	0.5%
Halozyme Therapeutics, Inc. (A)	18,345	737,652	0.5%
Medpace Holdings, Inc. (A)	4,213	916,917	0.6%
Syneos Health, Inc. (A)	7,411	760,961	0.5%
Vericel Corp. (A)	16,002	628,879	0.4%
OTHER SECURITIES		13,110,499	7.6%
		19,216,893
Industrials - 18.7%
Alamo Group, Inc.	4,839	712,204	0.4%
Atkore, Inc. (A)	7,518	835,926	0.5%
Builders FirstSource, Inc. (A)	8,339	714,736	0.4%
CACI International, Inc., Class A (A)	2,535	682,447	0.4%
Exponent, Inc.	7,192	839,522	0.5%
Gibraltar Industries, Inc. (A)	11,844	789,758	0.5%
RBC Bearings, Inc. (A)	3,610	729,112	0.4%
Ritchie Brothers Auctioneers, Inc.	13,656	835,884	0.5%
SiteOne Landscape Supply, Inc. (A)	5,918	1,433,798	0.9%
The Shyft Group, Inc.	25,582	1,256,844	0.8%
OTHER SECURITIES		22,542,847	13.4%
		31,373,078
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology - 12.9%
Arrow Electronics, Inc. (A)	6,456	$866,847	0.5%
Azenta, Inc.	9,655	995,527	0.6%
Cerence, Inc. (A)	11,036	845,799	0.5%
Entegris, Inc.	6,622	917,677	0.5%
MACOM Technology Solutions Holdings, Inc. (A)	8,541	668,760	0.4%
Paylocity Holding Corp. (A)	4,898	1,156,712	0.7%
Rapid7, Inc. (A)	11,528	1,356,730	0.8%
Silicon Laboratories, Inc. (A)	3,624	748,066	0.4%
The Descartes Systems Group, Inc. (A)	8,718	720,804	0.4%
Viavi Solutions, Inc. (A)	46,887	826,149	0.5%
OTHER SECURITIES		12,517,050	7.6%
		21,620,121
Materials - 7.1%
Alcoa Corp.	10,471	623,862	0.4%
Avient Corp.	15,625	874,219	0.5%
Balchem Corp.	4,320	728,352	0.4%
Reliance Steel & Aluminum Company	3,854	625,196	0.4%
Steel Dynamics, Inc.	10,944	679,294	0.4%
OTHER SECURITIES		8,416,060	5.0%
		11,946,983
Real estate - 1.7%
Jones Lang LaSalle, Inc. (A)	2,736	736,914	0.5%
STAG Industrial, Inc.	16,042	769,374	0.5%
OTHER SECURITIES		1,358,950	0.7%
		2,865,238
Utilities - 0.8%		1,359,448	0.8%
TOTAL COMMON STOCKS (Cost $121,003,983)		$166,602,280
PREFERRED SECURITIES - 0.0%
Consumer discretionary - 0.0%		21,263	0.0%
Industrials - 0.0%		46,190	0.0%
TOTAL PREFERRED SECURITIES (Cost $63,266)		$67,453
SHORT-TERM INVESTMENTS - 1.0%
Short-term funds - 1.0%
John Hancock Collateral Trust, 0.1697% (B)(C)	80,585	806,089	0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0051% (B)	735,198	735,198	0.4%
OTHER SECURITIES		111,131	0.1%
		1,652,418
TOTAL SHORT-TERM INVESTMENTS (Cost $1,652,434)		$1,652,418
Total Investments (Small Cap Opportunities Trust) (Cost $122,719,683) - 100.4%		$168,322,151	100.4%
Other assets and liabilities, net - (0.4)%		(737,187)	(0.4)%
TOTAL NET ASSETS - 100.0%		$167,584,964	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Stock Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.7%
Communication services - 4.1%
Criteo SA, ADR (A)	137,632	$5,349,756	1.3%
j2 Global, Inc. (A)	42,551	4,717,204	1.2%
OTHER SECURITIES		6,557,267	1.6%
		16,624,227
Consumer discretionary - 14.9%
Crocs, Inc. (A)	43,596	5,589,879	1.4%
Five Below, Inc. (A)	45,033	9,316,877	2.3%
Floor & Decor Holdings, Inc., Class A (A)	30,137	3,918,111	1.0%
National Vision Holdings, Inc. (A)	95,800	4,597,442	1.1%
Revolve Group, Inc. (A)	68,822	3,856,785	0.9%
Shutterstock, Inc.	51,436	5,703,224	1.4%
Skyline Champion Corp. (A)	96,080	7,588,398	1.9%
Wingstop, Inc.	24,417	4,219,258	1.0%
OTHER SECURITIES		15,754,961	3.9%
		60,544,935
Energy - 2.2%
Chesapeake Energy Corp.	99,641	6,428,837	1.6%
OTHER SECURITIES		2,543,129	0.6%
		8,971,966
Financials - 4.0%
Ameris Bancorp	96,276	4,782,992	1.2%
Western Alliance Bancorp	50,271	5,411,673	1.3%
OTHER SECURITIES		6,114,739	1.5%
		16,309,404
Health care - 23.8%
Cross Country Healthcare, Inc. (A)	238,796	6,628,977	1.6%
Inspire Medical Systems, Inc. (A)	23,292	5,358,558	1.3%
Integra LifeSciences Holdings Corp. (A)	80,379	5,384,589	1.3%
LHC Group, Inc. (A)	39,026	5,355,538	1.3%
Medpace Holdings, Inc. (A)	30,896	6,724,205	1.7%
Omnicell, Inc. (A)	24,647	4,447,305	1.1%
R1 RCM, Inc. (A)	208,271	5,308,828	1.3%
Tandem Diabetes Care, Inc. (A)	26,889	4,047,332	1.0%
OTHER SECURITIES		53,797,460	13.2%
		97,052,792
Industrials - 16.9%
Acuity Brands, Inc.	23,790	5,036,819	1.2%
Altra Industrial Motion Corp.	133,463	6,882,686	1.7%
Applied Industrial Technologies, Inc.	86,272	8,860,134	2.2%
Builders FirstSource, Inc. (A)	82,757	7,093,102	1.7%
Colfax Corp. (A)	127,915	5,880,253	1.4%
Curtiss-Wright Corp.	35,399	4,908,780	1.2%
Fluor Corp. (A)	238,456	5,906,555	1.5%
Kornit Digital, Ltd. (A)	28,139	4,284,163	1.1%
The Middleby Corp. (A)	33,482	6,587,918	1.6%
OTHER SECURITIES		13,578,604	3.3%
		69,019,014
Information technology - 27.3%
Calix, Inc. (A)	110,466	8,833,966	2.2%
Concentrix Corp.	31,016	5,540,078	1.3%
Digital Turbine, Inc. (A)	88,060	5,370,779	1.3%
II-VI, Inc. (A)(B)	77,277	5,280,337	1.3%
Jamf Holding Corp. (A)(B)	180,976	6,878,898	1.7%
Mimecast, Ltd. (A)	93,939	7,474,726	1.8%
MKS Instruments, Inc.	30,963	5,392,826	1.3%
New Relic, Inc. (A)	43,995	4,837,690	1.2%
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Novanta, Inc. (A)	22,318	$3,935,333	1.0%
Perficient, Inc. (A)	40,201	5,197,587	1.3%
Rapid7, Inc. (A)	49,145	5,783,875	1.4%
Synaptics, Inc. (A)	42,315	12,250,616	3.0%
Tower Semiconductor, Ltd. (A)	275,985	10,951,085	2.7%
Varonis Systems, Inc. (A)	114,961	5,607,798	1.4%
Verra Mobility Corp. (A)	350,078	5,401,704	1.3%
OTHER SECURITIES		12,572,527	3.1%
		111,309,825
Materials - 1.0%
Cabot Corp.	70,377	3,955,187	1.0%
Real estate - 3.5%
Essential Properties Realty Trust, Inc.	130,785	3,770,532	0.9%
Independence Realty Trust, Inc.	166,428	4,298,835	1.1%
Ryman Hospitality Properties, Inc. (A)	44,794	4,119,256	1.0%
OTHER SECURITIES		2,102,780	0.5%
		14,291,403
TOTAL COMMON STOCKS (Cost $346,892,766)		$398,078,753
EXCHANGE-TRADED FUNDS - 0.3%		1,202,970	0.3%
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,158,743)		$1,202,970
SHORT-TERM INVESTMENTS - 3.0%
Short-term funds - 0.7%
John Hancock Collateral Trust, 0.1697% (C)(D)	294,096	2,941,841	0.7%
Repurchase agreement - 2.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-21 at 0.045% to be repurchased at $9,300,035 on 1-3-22, collateralized by $6,641,257 Federal Home Loan Mortgage Corp., 3.500% - 4.000% due 11-1-36 to 2-1-48 (valued at $7,278,229), $1,896,557 Federal National Mortgage Association, 2.500% - 4.500% due 11-1-48 to 6-1-50 (valued at $2,107,379) and $98,786 Government National Mortgage Association, 1.875% due 4-20-27 (valued at $100,392)	$9,300,000	9,300,000	2.3%
TOTAL SHORT-TERM INVESTMENTS (Cost $12,242,305)		$12,241,841
Total Investments (Small Cap Stock Trust) (Cost $360,293,814) - 101.0%		$411,523,564	101.0%
Other assets and liabilities, net - (1.0)%		(4,243,552)	(1.0)%
TOTAL NET ASSETS - 100.0%		$407,280,012	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.3%
Communication services - 1.2%
WideOpenWest, Inc. (A)	299,165	$6,438,031	1.2%
Consumer discretionary - 6.5%
Kontoor Brands, Inc.	150,614	7,718,968	1.4%
Monro, Inc.	102,708	5,984,795	1.1%
Tri Pointe Homes, Inc. (A)	271,825	7,581,199	1.3%
Visteon Corp. (A)	59,929	6,660,509	1.2%
OTHER SECURITIES		8,279,308	1.5%
		36,224,779
Consumer staples - 5.3%
Cranswick PLC	121,766	6,133,608	1.1%
Hostess Brands, Inc. (A)	271,342	5,540,804	1.0%
Spectrum Brands Holdings, Inc.	121,444	12,353,284	2.3%
OTHER SECURITIES		5,269,981	0.9%
		29,297,677
Energy - 1.0%		5,822,150	1.0%
Financials - 25.3%
Atlantic Union Bankshares Corp.	194,866	7,266,553	1.3%
Banc of California, Inc.	475,528	9,329,859	1.7%
Cadence Bank	189,087	5,632,902	1.0%
First Busey Corp.	232,521	6,305,970	1.1%
First Midwest Bancorp, Inc.	399,133	8,174,244	1.5%
Flushing Financial Corp.	292,202	7,100,509	1.3%
Great Western Bancorp, Inc.	252,814	8,585,563	1.5%
Hancock Whitney Corp.	169,304	8,468,586	1.5%
International Bancshares Corp.	190,208	8,062,917	1.5%
Kemper Corp.	134,687	7,918,249	1.4%
ProAssurance Corp.	221,689	5,608,732	1.0%
Synovus Financial Corp.	194,035	9,288,455	1.7%
White Mountains Insurance Group, Ltd.	7,408	7,510,971	1.4%
OTHER SECURITIES		40,592,695	7.4%
		139,846,205
Health care - 8.4%
Allscripts Healthcare Solutions, Inc. (A)	468,925	8,651,666	1.6%
Haemonetics Corp. (A)	150,015	7,956,796	1.4%
MEDNAX, Inc. (A)	230,417	6,269,647	1.1%
Owens & Minor, Inc.	194,816	8,474,496	1.5%
OTHER SECURITIES		15,239,209	2.8%
		46,591,814
Industrials - 19.0%
ACCO Brands Corp.	718,261	5,932,836	1.1%
CBIZ, Inc. (A)	166,056	6,496,111	1.2%
GATX Corp.	64,216	6,690,665	1.2%
Hexcel Corp. (A)	116,450	6,032,110	1.1%
Huron Consulting Group, Inc. (A)	170,709	8,518,379	1.5%
ICF International, Inc.	73,564	7,543,988	1.4%
Luxfer Holdings PLC	358,120	6,915,297	1.2%
Science Applications International Corp.	89,786	7,505,212	1.3%
SP Plus Corp. (A)	208,867	5,894,227	1.1%
Tyman PLC	1,866,871	10,115,226	1.8%
OTHER SECURITIES		33,412,879	6.1%
		105,056,930
Information technology - 8.3%
Belden, Inc.	130,174	8,556,337	1.6%
CDK Global, Inc.	197,377	8,238,516	1.5%
CTS Corp.	212,335	7,796,941	1.4%
Progress Software Corp.	124,754	6,021,876	1.1%
WNS Holdings, Ltd., ADR (A)	69,305	6,114,087	1.1%
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
OTHER SECURITIES		$9,318,318	1.6%
		46,046,075
Materials - 8.3%
Element Solutions, Inc.	451,870	10,971,404	2.0%
Neenah, Inc.	170,962	7,912,121	1.4%
Orion Engineered Carbons SA (A)	374,524	6,876,261	1.3%
TriMas Corp.	342,858	12,685,744	2.3%
OTHER SECURITIES		7,397,777	1.3%
		45,843,307
Real estate - 10.1%
Alexander & Baldwin, Inc.	320,168	8,033,015	1.5%
Brandywine Realty Trust	499,977	6,709,691	1.2%
Physicians Realty Trust	377,505	7,108,419	1.3%
Piedmont Office Realty Trust, Inc., Class A	371,726	6,832,324	1.2%
RPT Realty	577,240	7,723,471	1.4%
OTHER SECURITIES		19,166,291	3.5%
		55,573,211
Utilities - 3.9%
New Jersey Resources Corp.	146,557	6,017,630	1.1%
Portland General Electric Company	159,572	8,444,550	1.5%
Spire, Inc.	91,888	5,992,935	1.1%
OTHER SECURITIES		894,694	0.2%
		21,349,809
TOTAL COMMON STOCKS (Cost $427,623,010)		$538,089,988
SHORT-TERM INVESTMENTS - 2.9%
Repurchase agreement - 2.9%
Bank of America Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $15,900,066 on 1-3-22, collateralized by $14,863,600 U.S. Treasury Notes, 2.625% due 2-15-29 (valued at $16,218,072)	$15,900,000	15,900,000	2.9%
TOTAL SHORT-TERM INVESTMENTS (Cost $15,900,000)		$15,900,000
Total Investments (Small Cap Value Trust) (Cost $443,523,010) - 100.2%		$553,989,988	100.2%
Other assets and liabilities, net - (0.2)%		(1,241,946)	(0.2)%
TOTAL NET ASSETS - 100.0%		$552,748,042	100.0%
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Company Value Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 98.2%
Communication services - 2.3%
Cable One, Inc.	787	$1,387,835	0.8%
OTHER SECURITIES		2,588,079	1.5%
		3,975,914
Consumer discretionary - 9.1%
Cavco Industries, Inc. (A)	5,517	1,752,475	1.0%
Steven Madden, Ltd.	28,552	1,326,811	0.8%

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Consumer discretionary (continued)
OTHER SECURITIES		$12,364,478	7.3%
		15,443,764
Consumer staples - 3.0%
Coca-Cola Consolidated, Inc.	2,449	1,516,396	0.9%
Nomad Foods, Ltd. (A)	56,161	1,425,928	0.8%
OTHER SECURITIES		2,215,384	1.3%
		5,157,708
Energy - 6.4%
Cactus, Inc., Class A	34,545	1,317,201	0.8%
ChampionX Corp. (A)	73,279	1,480,969	0.9%
Devon Energy Corp.	57,207	2,519,968	1.5%
Magnolia Oil & Gas Corp., Class A	84,991	1,603,780	0.9%
Matador Resources Company	55,415	2,045,922	1.2%
OTHER SECURITIES		1,914,126	1.1%
		10,881,966
Financials - 25.5%
BankUnited, Inc.	42,168	1,784,128	1.0%
BRP Group, Inc., Class A (A)	40,582	1,465,416	0.9%
FB Financial Corp.	28,980	1,269,904	0.7%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,643	1,574,636	0.9%
Home BancShares, Inc.	80,398	1,957,691	1.1%
Houlihan Lokey, Inc.	14,832	1,535,409	0.9%
Independent Bank Corp. (Massachusetts)	15,982	1,303,012	0.8%
Live Oak Bancshares, Inc.	28,780	2,512,206	1.5%
Pinnacle Financial Partners, Inc.	24,689	2,357,800	1.4%
Popular, Inc.	16,204	1,329,376	0.8%
Towne Bank	41,217	1,302,045	0.8%
Virtus Investment Partners, Inc.	5,055	1,501,841	0.9%
Western Alliance Bancorp	27,271	2,935,723	1.7%
WSFS Financial Corp.	37,218	1,865,366	1.1%
OTHER SECURITIES		18,828,114	11.0%
		43,522,667
Health care - 9.3%
Atrion Corp.	1,825	1,286,443	0.8%
Option Care Health, Inc. (A)	53,336	1,516,876	0.9%
Select Medical Holdings Corp.	48,551	1,427,399	0.8%
OTHER SECURITIES		11,650,402	6.8%
		15,881,120
Industrials - 14.9%
Beacon Roofing Supply, Inc. (A)	25,767	1,477,737	0.9%
Helios Technologies, Inc.	17,768	1,868,661	1.1%
Korn Ferry	18,400	1,393,432	0.8%
Landstar System, Inc.	6,791	1,215,725	0.7%
Triumph Group, Inc. (A)	80,352	1,488,923	0.9%
UFP Industries, Inc.	26,967	2,481,234	1.5%
OTHER SECURITIES		15,409,320	9.0%
		25,335,032
Information technology - 8.1%
Belden, Inc.	35,578	2,338,542	1.4%
Harmonic, Inc. (A)	161,723	1,901,862	1.1%
Littelfuse, Inc.	8,357	2,629,781	1.5%
MaxLinear, Inc. (A)	17,176	1,294,899	0.8%
OTHER SECURITIES		5,661,469	3.3%
		13,826,553
Materials - 4.6%
Constellium SE (A)	82,001	1,468,638	0.9%
Small Company Value Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Materials (continued)
OTHER SECURITIES		$6,281,776	3.7%
		7,750,414
Real estate - 10.1%
EastGroup Properties, Inc.	7,848	1,788,167	1.1%
PotlatchDeltic Corp.	22,854	1,376,268	0.8%
Saul Centers, Inc.	24,337	1,290,348	0.8%
Sunstone Hotel Investors, Inc. (A)	118,177	1,386,216	0.8%
Terreno Realty Corp.	24,860	2,120,309	1.2%
The St. Joe Company	34,487	1,795,048	1.1%
OTHER SECURITIES		7,427,624	4.3%
		17,183,980
Utilities - 4.9%
California Water Service Group	18,110	1,301,385	0.8%
Chesapeake Utilities Corp.	16,717	2,437,506	1.4%
IDACORP, Inc.	14,821	1,679,368	1.0%
MGE Energy, Inc.	15,666	1,288,529	0.8%
NorthWestern Corp.	24,780	1,416,425	0.8%
OTHER SECURITIES		229,419	0.1%
		8,352,632
TOTAL COMMON STOCKS (Cost $112,128,066)		$167,311,750
WARRANTS - 0.0%		11,616	0.0%
TOTAL WARRANTS (Cost $6,099)		$11,616
SHORT-TERM INVESTMENTS - 2.3%
Short-term funds - 2.3%
John Hancock Collateral Trust, 0.1697% (B)(C)	174,138	1,741,904	1.0%
T. Rowe Price Government Reserve Fund, 0.0570% (B)	1,687,361	1,687,361	1.0%
OTHER SECURITIES		451,734	0.3%
		3,880,999
TOTAL SHORT-TERM INVESTMENTS (Cost $3,881,153)		$3,880,999
Total Investments (Small Company Value Trust) (Cost $116,015,318) - 100.5%		$171,204,365	100.5%
Other assets and liabilities, net - (0.5)%		(804,318)	(0.5)%
TOTAL NET ASSETS - 100.0%		$170,400,047	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 96.8%
Communication services - 7.1%
Alphabet, Inc., Class A (A)	37,368	$108,256,591	1.2%
Alphabet, Inc., Class C (A)	34,738	100,517,529	1.1%
Comcast Corp., Class A	567,537	28,564,137	0.3%
Meta Platforms, Inc., Class A (A)	293,998	98,886,227	1.1%
Netflix, Inc. (A)	55,087	33,186,612	0.4%
The Walt Disney Company (A)	226,145	35,027,599	0.4%
Verizon Communications, Inc.	515,935	26,807,983	0.3%

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Communication services (continued)
OTHER SECURITIES		$230,188,859	2.3%
		661,435,537
Consumer discretionary - 12.2%
Amazon.com, Inc. (A)	54,186	180,674,548	2.0%
LVMH Moet Hennessy Louis Vuitton SE	46,080	38,082,061	0.4%
NIKE, Inc., Class B	158,366	26,394,861	0.3%
Sony Group Corp.	209,300	26,430,022	0.3%
Tesla, Inc. (A)	101,056	106,793,901	1.2%
The Home Depot, Inc.	131,030	54,378,760	0.6%
Toyota Motor Corp.	1,760,200	32,533,047	0.4%
OTHER SECURITIES		669,789,623	7.0%
		1,135,076,823
Consumer staples - 6.8%
Costco Wholesale Corp.	54,776	31,096,335	0.4%
Nestle SA	467,244	65,235,340	0.7%
PepsiCo, Inc.	172,121	29,899,139	0.3%
The Coca-Cola Company	483,938	28,653,969	0.3%
The Procter & Gamble Company	300,778	49,201,265	0.5%
OTHER SECURITIES		424,913,571	4.6%
		628,999,619
Energy - 2.8%
Chevron Corp.	239,628	28,120,346	0.3%
Exxon Mobil Corp.	527,000	32,247,130	0.4%
Royal Dutch Shell PLC, A Shares	680,736	14,917,921	0.2%
Royal Dutch Shell PLC, B Shares	611,156	13,418,889	0.2%
OTHER SECURITIES		176,441,671	1.7%
		265,145,957
Financials - 12.8%
Bank of America Corp.	894,707	39,805,514	0.4%
Berkshire Hathaway, Inc., Class B (A)	227,414	67,996,786	0.8%
JPMorgan Chase & Co.	367,022	58,117,934	0.6%
OTHER SECURITIES		1,021,334,542	11.0%
		1,187,254,776
Health care - 12.7%
Abbott Laboratories	219,667	30,915,934	0.4%
AbbVie, Inc.	220,109	29,802,759	0.3%
AstraZeneca PLC	257,128	30,024,666	0.3%
Danaher Corp.	79,200	26,057,592	0.3%
Eli Lilly & Company	98,918	27,323,130	0.3%
Johnson & Johnson	327,106	55,958,023	0.6%
Novartis AG	363,667	31,956,137	0.4%
Novo Nordisk A/S, B Shares	279,506	31,395,753	0.4%
Pfizer, Inc.	697,305	41,175,860	0.5%
Roche Holding AG	116,614	48,378,616	0.5%
Roche Holding AG, Bearer Shares	5,311	2,377,104	0.0%
Thermo Fisher Scientific, Inc.	48,975	32,678,079	0.4%
UnitedHealth Group, Inc.	117,136	58,818,671	0.7%
OTHER SECURITIES		733,094,210	7.6%
		1,179,956,534
Industrials - 11.3%		1,051,225,181	11.3%
Information technology - 20.5%
Accenture PLC, Class A	78,575	32,573,266	0.4%
Adobe, Inc. (A)	59,030	33,473,552	0.4%
Apple, Inc.	1,936,236	343,817,427	3.7%
ASML Holding NV	68,606	54,954,767	0.6%
Broadcom, Inc.	51,164	34,045,037	0.4%
Cisco Systems, Inc.	524,656	33,247,451	0.4%
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Information technology (continued)
Mastercard, Inc., Class A	107,944	$38,786,438	0.4%
Microsoft Corp.	932,733	313,696,763	3.4%
NVIDIA Corp.	310,600	91,350,566	1.0%
PayPal Holdings, Inc. (A)	146,375	27,603,398	0.3%
salesforce.com, Inc. (A)	121,700	30,927,621	0.3%
Visa, Inc., Class A	208,413	45,165,181	0.5%
OTHER SECURITIES		823,897,092	8.7%
		1,903,538,559
Materials - 4.4%		406,529,220	4.4%
Real estate - 3.4%		321,061,228	3.4%
Utilities - 2.8%		256,889,474	2.8%
TOTAL COMMON STOCKS (Cost $4,295,229,189)		$8,997,112,908
PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%		9,381,619	0.1%
Consumer staples - 0.0%		2,386,277	0.0%
Health care - 0.1%		2,942,079	0.1%
Materials - 0.0%		521,301	0.0%
TOTAL PREFERRED SECURITIES (Cost $10,304,099)		$15,231,276
WARRANTS - 0.0%		239,930	0.0%
TOTAL WARRANTS (Cost $15,655)		$239,930
SHORT-TERM INVESTMENTS - 2.9%
U.S. Government - 0.0%		1,999,925	0.0%
U.S. Government Agency - 2.4%
Federal Home Loan Bank Discount Note, 0.020%, 02/18/2022 *	$400,000	399,990	0.0%
Federal Home Loan Bank Discount Note, 0.030%, 01/14/2022 *	5,000,000	4,999,985	0.0%
Federal Home Loan Bank Discount Note, 0.035%, 01/21/2022 *	10,000,000	9,999,950	0.1%
Federal Home Loan Bank Discount Note, 0.040%, 01/19/2022 *	16,000,000	15,999,929	0.2%
Federal Home Loan Bank Discount Note, 0.045%, 02/17/2022 *	1,100,000	1,099,973	0.0%
Federal Home Loan Bank Discount Note, 0.045%, 03/07/2022 *	166,200,000	166,185,463	1.8%
OTHER SECURITIES		24,999,938	0.3%
		223,685,228
Short-term funds - 0.3%
John Hancock Collateral Trust, 0.1697% (B)(C)	2,669,343	26,701,436	0.3%
Repurchase agreement - 0.2%		16,463,000	0.2%
TOTAL SHORT-TERM INVESTMENTS (Cost $268,853,316)		$268,849,589
Total Investments (Strategic Equity Allocation Trust) (Cost $4,574,402,259) - 99.9%		$9,281,433,703	99.9%
Other assets and liabilities, net - 0.1%		9,789,247	0.1%
TOTAL NET ASSETS - 100.0%		$9,291,222,950	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust (continued)
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,058	Long	Mar 2022	$120,860,545	$122,823,220	$1,962,675
Russell 2000 E-Mini Index Futures	247	Long	Mar 2022	27,365,657	27,698,580	332,923
S&P 500 Index E-Mini Futures	478	Long	Mar 2022	111,370,272	113,728,150	2,357,878
S&P Mid 400 Index E-Mini Futures	58	Long	Mar 2022	16,019,763	16,458,660	438,897
						$5,092,373

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 97.3%
Communication services - 9.6%
Alphabet, Inc., Class A (A)	5,300	$15,354,312	1.6%
Alphabet, Inc., Class C (A)	6,463	18,701,272	2.0%
Comcast Corp., Class A	81,398	4,096,761	0.5%
Meta Platforms, Inc., Class A (A)	49,858	16,769,738	1.8%
Netflix, Inc. (A)	7,814	4,707,466	0.5%
The Walt Disney Company (A)	32,160	4,981,262	0.5%
Verizon Communications, Inc.	72,714	3,778,219	0.4%
OTHER SECURITIES		22,166,103	2.3%
		90,555,133
Consumer discretionary - 12.8%
Amazon.com, Inc. (A)	8,934	29,788,994	3.2%
Lowe's Companies, Inc.	12,258	3,168,448	0.4%
McDonald's Corp.	12,997	3,484,106	0.4%
NIKE, Inc., Class B	27,837	4,639,593	0.5%
Tesla, Inc. (A)	17,462	18,453,492	2.0%
The Home Depot, Inc.	18,545	7,696,360	0.8%
OTHER SECURITIES		53,762,370	5.5%
		120,993,363
Consumer staples - 5.8%
Costco Wholesale Corp.	7,750	4,399,675	0.5%
PepsiCo, Inc.	24,213	4,206,040	0.5%
The Coca-Cola Company	76,619	4,536,611	0.5%
The Procter & Gamble Company	42,439	6,942,172	0.7%
Walmart, Inc.	49,351	7,140,596	0.8%
OTHER SECURITIES		27,095,574	2.8%
		54,320,668
Energy - 2.9%
Chevron Corp.	33,682	3,952,583	0.4%
Exxon Mobil Corp.	75,208	4,601,978	0.5%
OTHER SECURITIES		18,451,721	2.0%
		27,006,282
Financials - 11.0%
Bank of America Corp.	148,933	6,626,029	0.7%
Berkshire Hathaway, Inc., Class A (A)	11	4,957,282	0.5%
Berkshire Hathaway, Inc., Class B (A)	23,047	6,891,053	0.8%
JPMorgan Chase & Co.	52,348	8,289,306	0.9%
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Financials (continued)
Wells Fargo & Company	72,888	$3,497,166	0.4%
OTHER SECURITIES		73,413,885	7.7%
		103,674,721
Health care - 12.4%
Abbott Laboratories	31,427	4,423,036	0.5%
AbbVie, Inc.	31,305	4,238,697	0.5%
Danaher Corp.	12,585	4,140,591	0.5%
Eli Lilly & Company	16,920	4,673,642	0.5%
Johnson & Johnson	46,514	7,957,150	0.9%
Merck & Company, Inc.	44,288	3,394,232	0.4%
Pfizer, Inc.	98,935	5,842,112	0.6%
Thermo Fisher Scientific, Inc.	6,898	4,602,622	0.5%
UnitedHealth Group, Inc.	16,542	8,306,400	0.9%
OTHER SECURITIES		68,809,509	7.1%
		116,387,991
Industrials - 8.3%
United Parcel Service, Inc., Class B	15,449	3,311,339	0.4%
OTHER SECURITIES		74,740,596	7.9%
		78,051,935
Information technology - 26.7%
Adobe, Inc. (A)	8,358	4,739,487	0.5%
Apple, Inc.	291,691	51,795,542	5.5%
Broadcom, Inc.	7,172	4,772,321	0.5%
Cisco Systems, Inc.	74,769	4,738,112	0.5%
Intel Corp.	71,155	3,664,483	0.4%
Mastercard, Inc., Class A	17,476	6,279,476	0.7%
Microsoft Corp.	132,625	44,604,440	4.8%
NVIDIA Corp.	43,971	12,932,311	1.4%
Oracle Corp.	48,916	4,265,964	0.5%
PayPal Holdings, Inc. (A)	20,759	3,914,732	0.4%
QUALCOMM, Inc.	19,962	3,650,451	0.4%
salesforce.com, Inc. (A)	17,164	4,361,887	0.5%
Visa, Inc., Class A	34,391	7,452,874	0.8%
OTHER SECURITIES		94,144,431	9.8%
		251,316,511
Materials - 2.3%		21,354,964	2.3%
Real estate - 3.3%		31,475,018	3.3%
Utilities - 2.2%
NextEra Energy, Inc.	34,040	3,177,974	0.3%

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS (continued)
Utilities (continued)
OTHER SECURITIES		$18,065,090	1.9%
		21,243,064
TOTAL COMMON STOCKS (Cost $356,187,188)		$916,379,650
PREFERRED SECURITIES - 0.0%
Consumer discretionary - 0.0%		26,837	0.0%
Industrials - 0.0%		12,464	0.0%
Information technology - 0.0%		3,709	0.0%
TOTAL PREFERRED SECURITIES (Cost $84,689)		$43,010
WARRANTS - 0.0%		3,063	0.0%
TOTAL WARRANTS (Cost $120,251)		$3,063
SHORT-TERM INVESTMENTS - 3.8%
U.S. Government - 1.3%
U.S. Treasury Bill, 0.040%, 02/24/2022 *	$12,400,000	12,399,507	1.3%
U.S. Government Agency - 1.6%
Federal Home Loan Bank Discount Note, 0.035%, 01/21/2022 *	5,000,000	4,999,975	0.5%
Tennessee Valley Authority Discount Note, 0.031%, 01/12/2022 *	10,000,000	9,999,975	1.1%
		14,999,950
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
	SHORT-TERM INVESTMENTS (continued)
	Short-term funds - 0.7%
John Hancock Collateral Trust, 0.1697% (B)(C)	611,257	$6,114,405	0.7%
	Repurchase agreement - 0.2%	1,872,000	0.2%
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,386,262)	$35,385,862
	Total Investments (Total Stock Market Index Trust) (Cost $391,778,390) - 101.1%	$951,811,585	101.1%
	Other assets and liabilities, net - (1.1)%	(10,036,109)	(1.1)%
	TOTAL NET ASSETS - 100.0%	$941,775,476	100.0%
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	45	Long	Mar 2022	$4,974,613	$5,046,300	$71,687
S&P 500 Index E-Mini Futures	110	Long	Mar 2022	25,626,149	26,171,750	545,601
						$617,288

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets on 12-31-21:
Capital Appreciation Trust
United States	84.2%
Canada	5.3%
France	3.3%
Australia	1.8%
Netherlands	1.7%
Taiwan	1.1%
Argentina	1.1%
Other countries	1.5%
TOTAL	100.0%
Equity Income Trust
United States	89.7%
France	3.2%
Switzerland	2.2%
Germany	1.8%
Ireland	1.2%
Other countries	1.9%
TOTAL	100.0%
Financial Industries Trust
United States	89.2%
Canada	4.0%
Switzerland	1.4%
Finland	1.4%
Puerto Rico	1.3%
France	1.0%
Other countries	1.7%
TOTAL	100.0%
Health Sciences Trust
United States	87.9%
Germany	3.2%
United Kingdom	2.5%
Switzerland	1.9%
Netherlands	1.6%
Denmark	1.1%
Other countries	1.8%
TOTAL	100.0%
Mid Cap Growth Trust
United States	88.6%
Israel	4.5%
Sweden	3.4%
Canada	2.9%
Other countries	0.6%
TOTAL	100.0%
Mid Value Trust
United States	81.8%
Canada	7.3%
United Kingdom	2.1%
South Africa	1.4%
Belgium	1.4%
Bermuda	1.1%
Mexico	1.0%
Other countries	3.9%
TOTAL	100.0%
Science & Technology Trust
United States	76.0%
China	8.4%
Germany	5.2%
South Korea	3.2%
Netherlands	1.6%
Other countries	5.6%
TOTAL	100.0%
Strategic Equity Allocation Trust
United States	67.5%
Japan	7.0%
United Kingdom	4.4%
Switzerland	3.6%
France	3.5%
Germany	2.7%
Australia	2.2%
Netherlands	2.0%
Sweden	1.2%
Ireland	1.1%
Other countries	4.8%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Unaffiliated investments, at value (including securities loaned)	$8,449,537,783	$1,423,169,307	$250,530,109	$1,110,353,743
Affiliated investments, at value	2,433,032	—	—	—
Repurchase agreements, at value	9,180,000	—	—	—
Total investments, at value	8,461,150,815	1,423,169,307	250,530,109	1,110,353,743
Cash	345,118	—	—	—
Collateral held at broker for futures contracts	12,906,000	—	—	—
Dividends and interest receivable	4,942,622	—	—	—
Receivable for fund shares sold	—	1,322	153,526	14,320
Receivable for investments sold	—	377,994	1,405,932	13,643,782
Receivable for securities lending income	703	—	—	—
Receivable from affiliates	59,930	—	—	—
Other assets	133,660	28,874	7,526	21,940
Total assets	8,479,538,848	1,423,577,497	252,097,093	1,124,033,785
Liabilities
Payable for futures variation margin	1,405,364	—	—	—
Due to custodian	—	46,825	6,939	34,890
Payable for fund shares repurchased	33,792,777	307,083	1,547,193	13,602,945
Payable upon return of securities loaned	2,432,567	—	—	—
Payable to affiliates
Accounting and legal services fees	194,944	32,165	5,713	27,152
Other liabilities and accrued expenses	901,008	45,323	21,733	38,368
Total liabilities	38,726,660	431,396	1,581,578	13,703,355
Net assets	$8,440,812,188	$1,423,146,101	$250,515,515	$1,110,330,430
Net assets consist of
Paid-in capital	$2,825,601,507	$883,792,728	$132,906,908	$471,812,952
Total distributable earnings (loss)	5,615,210,681	539,353,373	117,608,607	638,517,478
Net assets	$8,440,812,188	$1,423,146,101	$250,515,515	$1,110,330,430
Unaffiliated investments, including repurchase agreements, at cost	$3,067,199,207	$995,830,895	$157,748,280	$675,900,572
Affiliated investments, at cost	$2,433,439	—	—	—
Securities loaned, at value	$2,383,808	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$5,400,488,182	$374,324,280	$48,071,265	$264,630,088
Shares outstanding	102,993,474	28,552,756	2,222,833	9,981,480
Net asset value, offering price and redemption price per share	$52.44	$13.11	$21.63	$26.51
Series II
Net assets	$95,878,563	$921,011,558	$169,377,354	$739,332,209
Shares outstanding	1,828,173	70,252,153	7,873,693	28,199,907
Net asset value, offering price and redemption price per share	$52.45	$13.11	$21.51	$26.22
Series III
Net assets	—	$127,810,263	$33,066,896	$106,368,133
Shares outstanding	—	9,739,264	1,523,299	4,032,514
Net asset value, offering price and redemption price per share	—	$13.12	$21.71	$26.38
Series NAV
Net assets	$2,944,445,443	—	—	—
Shares outstanding	56,154,826	—	—	—
Net asset value, offering price and redemption price per share	$52.43	—	—	—
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Unaffiliated investments, at value (including securities loaned)	$1,090,926,541	$474,414,300	$2,431,505,140	$795,830,620
Affiliated investments, at value	—	—	7,988,139	104,677
Total investments, at value	1,090,926,541	474,414,300	2,439,493,279	795,935,297
Dividends and interest receivable	—	—	146,947	100,517
Receivable for fund shares sold	—	13,886,274	—	—
Receivable for investments sold	19,706,502	—	297,704	—
Receivable for securities lending income	—	—	2,481	1,894
Other assets	21,875	12,457	48,623	18,017
Total assets	1,110,654,918	488,313,031	2,439,989,034	796,055,725
Liabilities
Due to custodian	33,668	17,262	—	—
Payable for investments purchased	—	13,861,904	396	45
Payable for fund shares repurchased	19,655,360	—	562,755	192,785
Payable upon return of securities loaned	—	—	7,988,238	104,800
Payable to affiliates
Accounting and legal services fees	25,367	10,211	57,214	20,080
Other liabilities and accrued expenses	37,768	27,543	309,693	120,506
Total liabilities	19,752,163	13,916,920	8,918,296	438,216
Net assets	$1,090,902,755	$474,396,111	$2,431,070,738	$795,617,509
Net assets consist of
Paid-in capital	$704,997,608	$390,452,911	$963,340,357	$392,069,784
Total distributable earnings (loss)	385,905,147	83,943,200	1,467,730,381	403,547,725
Net assets	$1,090,902,755	$474,396,111	$2,431,070,738	$795,617,509
Unaffiliated investments, including repurchase agreements, at cost	$752,530,914	$398,270,114	$1,413,418,697	$526,636,891
Affiliated investments, at cost	—	—	$7,988,139	$104,695
Securities loaned, at value	—	—	$7,827,209	$102,724
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$343,833,876	$145,308,796	$402,308,610	$271,743,767
Shares outstanding	18,530,657	7,069,145	9,823,270	36,324,930
Net asset value, offering price and redemption price per share	$18.55	$20.56	$40.95	$7.48
Series II
Net assets	$531,349,212	$293,156,076	$145,707,616	$87,598,083
Shares outstanding	28,795,998	14,271,831	3,751,442	13,955,649
Net asset value, offering price and redemption price per share	$18.45	$20.54	$38.84	$6.28
Series III
Net assets	$215,719,667	$35,931,239	—	—
Shares outstanding	11,650,471	1,754,767	—	—
Net asset value, offering price and redemption price per share	$18.52	$20.48	—	—
Series NAV
Net assets	—	—	$1,883,054,512	$436,275,659
Shares outstanding	—	—	45,878,864	57,767,735
Net asset value, offering price and redemption price per share	—	—	$41.04	$7.55
The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Unaffiliated investments, at value (including securities loaned)	$503,106,450	$315,469,287	$247,427,559	$1,684,962,126
Affiliated investments, at value	1,954,744	—	1,942,586	6,149,481
Repurchase agreements, at value	5,570,000	—	—	—
Total investments, at value	510,631,194	315,469,287	249,370,145	1,691,111,607
Cash	138,074	—	2,150,749	—
Foreign currency, at value	—	733,671	971,311	—
Collateral held at broker for futures contracts	—	—	94,874	—
Dividends and interest receivable	673,279	762,761	166,896	2,791,557
Receivable for fund shares sold	49,096	11,414	261,348	24,725
Receivable for investments sold	207,751	87	603,048	8,191,615
Receivable for securities lending income	9,211	—	—	1,515
Interfund lending receivable	3,780	—	—	—
Other assets	11,725	9,798	8,296	39,681
Total assets	511,724,110	316,987,018	253,626,667	1,702,160,700
Liabilities
Written options, at value	8,867,376	—	—	—
Payable for futures variation margin	—	—	9,230	—
Due to custodian	—	—	—	2,204,483
Foreign capital gains tax payable	—	—	179,365	—
Payable for investments purchased	4,559,965	—	1,086,262	564,744
Payable for fund shares repurchased	113,461	246,944	—	1,823,735
Payable upon return of securities loaned	1,955,250	—	1,935,001	6,188,406
Payable to affiliates
Accounting and legal services fees	11,335	7,186	5,709	38,729
Other liabilities and accrued expenses	86,501	50,111	97,351	224,235
Total liabilities	15,593,888	304,241	3,312,918	11,044,332
Net assets	$496,130,222	$316,682,777	$250,313,749	$1,691,116,368
Net assets consist of
Paid-in capital	$347,417,659	$288,899,788	$274,330,053	$1,081,749,452
Total distributable earnings (loss)	148,712,563	27,782,989	(24,016,304)	609,366,916
Net assets	$496,130,222	$316,682,777	$250,313,749	$1,691,116,368
Unaffiliated investments, including repurchase agreements, at cost	$411,064,016	$288,216,121	$236,831,193	$1,229,229,015
Affiliated investments, at cost	$1,955,097	—	$1,942,889	$6,149,421
Foreign currency, at cost	—	$721,824	$972,212	—
Premiums received on written options	$4,108,696	—	—	—
Securities loaned, at value	$1,905,709	—	$3,532,853	$6,049,238
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$7,863,891	$77,818,854	$6,640,403	$250,209,145
Shares outstanding	559,395	5,410,650	632,128	15,043,868
Net asset value, offering price and redemption price per share	$14.06	$14.38	$10.50	$16.63
Series II
Net assets	$290,124,152	$45,868,097	$33,641,433	$129,706,561
Shares outstanding	20,768,173	3,192,611	3,202,228	7,852,405
Net asset value, offering price and redemption price per share	$13.97	$14.37	$10.51	$16.52
Series NAV
Net assets	$198,142,179	$192,995,826	$210,031,913	$1,311,200,662
Shares outstanding	14,142,425	13,535,533	20,026,524	79,368,265
Net asset value, offering price and redemption price per share	$14.01	$14.26	$10.49	$16.52
The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Unaffiliated investments, at value (including securities loaned)	$185,275,504	$2,636,518,191	$806,547,726	$360,651,649
Repurchase agreements, at value	2,871,000	21,587,000	19,292,000	—
Total investments, at value	188,146,504	2,658,105,191	825,839,726	360,651,649
Cash	27,899	893	64,704	49,536
Foreign currency, at value	52	27	—	1,013
Dividends and interest receivable	257,223	321,720	586,539	649,476
Receivable for fund shares sold	50,298	—	—	—
Receivable for investments sold	75,511	—	380,830	—
Receivable for securities lending income	13	—	—	—
Other assets	5,817	45,430	16,533	13,521
Total assets	188,563,317	2,658,473,261	826,888,332	361,365,195
Liabilities
Payable for investments purchased	542	—	527,146	—
Payable for fund shares repurchased	452,817	1,641,197	3,178,090	3,600,258
Payable to affiliates
Accounting and legal services fees	4,738	62,148	19,311	7,858
Other liabilities and accrued expenses	43,376	321,053	117,961	44,712
Total liabilities	501,473	2,024,398	3,842,508	3,652,828
Net assets	$188,061,844	$2,656,448,863	$823,045,824	$357,712,367
Net assets consist of
Paid-in capital	$122,097,466	$1,175,235,317	$471,817,666	$262,015,629
Total distributable earnings (loss)	65,964,378	1,481,213,546	351,228,158	95,696,738
Net assets	$188,061,844	$2,656,448,863	$823,045,824	$357,712,367
Unaffiliated investments, including repurchase agreements, at cost	$149,270,639	$1,367,843,393	$572,146,330	$289,464,849
Foreign currency, at cost	$52	$27	—	$1,004
Securities loaned, at value	—	—	—	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$131,880,875	$137,846,628	$482,702,513	$277,201,621
Shares outstanding	8,051,752	3,786,683	16,698,913	10,938,552
Net asset value, offering price and redemption price per share	$16.38	$36.40	$28.91	$25.34
Series II
Net assets	$21,710,136	$61,959,415	$176,891,119	$29,281,566
Shares outstanding	1,339,080	1,709,512	6,071,285	1,163,343
Net asset value, offering price and redemption price per share	$16.21	$36.24	$29.14	$25.17
Series NAV
Net assets	$34,470,833	$2,456,642,820	$163,452,192	$51,229,180
Shares outstanding	2,112,363	67,019,511	5,651,404	2,023,106
Net asset value, offering price and redemption price per share	$16.32	$36.66	$28.92	$25.32
The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Unaffiliated investments, at value (including securities loaned)	$337,931,672	$920,358,664	$127,475,905	—
Affiliated investments, at value	—	4,228,666	2,475,909	$1,199,401,129
Total investments, at value	337,931,672	924,587,330	129,951,814	1,199,401,129
Cash	—	—	1,260,121	—
Foreign currency, at value	—	7,855,907	420,082	—
Collateral held at broker for futures contracts	—	1,268,001	66,649	—
Dividends and interest receivable	155,966	2,355,194	316,320	—
Receivable for fund shares sold	22,698	—	7,723	34,685
Receivable for investments sold	474,777	298,214	—	646,859
Receivable for securities lending income	—	7,618	7,000	—
Receivable from affiliates	—	7,018	—	—
Other assets	620,778	27,364	5,328	23,465
Total assets	339,205,891	936,406,646	132,035,037	1,200,106,138
Liabilities
Payable for futures variation margin	—	105,604	29,225	—
Due to custodian	474,495	203,366	—	—
Foreign capital gains tax payable	—	662,225	—	—
Payable for investments purchased	64	95,149	—	—
Payable for fund shares repurchased	43,938	2,313,975	3,579	657,300
Payable upon return of securities loaned	—	2,959,582	2,481,076	—
Payable to affiliates
Accounting and legal services fees	7,518	20,286	2,772	27,159
Other liabilities and accrued expenses	66,997	149,764	57,876	39,482
Total liabilities	593,012	6,509,951	2,574,528	723,941
Net assets	$338,612,879	$929,896,695	$129,460,509	$1,199,382,197
Net assets consist of
Paid-in capital	$187,543,742	$640,169,794	$110,300,126	$993,702,769
Total distributable earnings (loss)	151,069,137	289,726,901	19,160,383	205,679,428
Net assets	$338,612,879	$929,896,695	$129,460,509	$1,199,382,197
Unaffiliated investments, including repurchase agreements, at cost	$219,256,084	$632,377,146	$117,666,683	—
Affiliated investments, at cost	—	$4,211,344	$2,476,437	$1,072,255,122
Foreign currency, at cost	—	$7,989,430	$418,744	—
Securities loaned, at value	—	$3,214,815	$3,603,582	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$80,075,552	$371,227,356	$26,400,200	$41,728,773
Shares outstanding	2,559,299	18,334,283	1,641,799	2,485,270
Net asset value, offering price and redemption price per share	$31.29	$20.25	$16.08	$16.79
Series II
Net assets	$75,061,567	$23,341,579	$15,283,304	$996,638,654
Shares outstanding	2,703,709	1,151,313	952,046	59,242,245
Net asset value, offering price and redemption price per share	$27.76	$20.27	$16.05	$16.82
Series NAV
Net assets	$183,475,760	$535,327,760	$87,777,005	$161,014,770
Shares outstanding	5,736,831	26,447,480	5,455,155	9,599,544
Net asset value, offering price and redemption price per share	$31.98	$20.24	$16.09	$16.77
The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Unaffiliated investments, at value (including securities loaned)	$600	—	$768	$910,013,870
Affiliated investments, at value	225,468,745	$6,426,936,341	361,803,081	50,950,585
Repurchase agreements, at value	—	—	—	11,800,000
Total investments, at value	225,469,345	6,426,936,341	361,803,849	972,764,455
Cash	—	—	—	9,931,759
Dividends and interest receivable	—	—	—	220,354
Receivable for fund shares sold	231	11,712	218,773	856,006
Receivable for investments sold	41,368	1,554,009	—	10,440,170
Receivable for securities lending income	—	—	—	11,403
Receivable from affiliates	215	—	271	—
Other assets	7,274	120,668	9,381	20,020
Total assets	225,518,433	6,428,622,730	362,032,274	994,244,167
Liabilities
Payable for investments purchased	—	—	211,188	12,143,337
Payable for fund shares repurchased	36,747	1,430,663	257	118,637
Payable upon return of securities loaned	—	—	—	50,963,087
Payable to affiliates
Accounting and legal services fees	5,151	145,980	8,162	22,611
Other liabilities and accrued expenses	23,190	146,067	25,303	142,723
Total liabilities	65,088	1,722,710	244,910	63,390,395
Net assets	$225,453,345	$6,426,900,020	$361,787,364	$930,853,772
Net assets consist of
Paid-in capital	$210,770,736	$4,821,243,446	$312,566,313	$583,154,679
Total distributable earnings (loss)	14,682,609	1,605,656,574	49,221,051	347,699,093
Net assets	$225,453,345	$6,426,900,020	$361,787,364	$930,853,772
Unaffiliated investments, including repurchase agreements, at cost	$600	—	$768	$815,925,161
Affiliated investments, at cost	$218,392,306	$5,458,591,293	$333,697,255	$50,956,666
Securities loaned, at value	—	—	—	$50,106,154
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$18,007,859	$251,941,959	$16,145,038	$215,081,791
Shares outstanding	1,277,488	13,567,091	1,020,535	10,832,157
Net asset value, offering price and redemption price per share	$14.10	$18.57	$15.82	$19.86
Series II
Net assets	$199,739,696	$5,587,677,432	$301,125,562	$105,072,018
Shares outstanding	14,151,519	300,614,408	18,996,079	6,012,868
Net asset value, offering price and redemption price per share	$14.11	$18.59	$15.85	$17.47
Series NAV
Net assets	$7,705,790	$587,280,629	$44,516,764	$610,699,963
Shares outstanding	547,167	31,641,997	2,814,892	29,934,839
Net asset value, offering price and redemption price per share	$14.08	$18.56	$15.81	$20.40
The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Unaffiliated investments, at value (including securities loaned)	$1,457,200,682	$662,523,904	$429,078,925	$1,057,023,181
Affiliated investments, at value	9,901,319	1,029,121	1,555,545	8,572,790
Repurchase agreements, at value	5,688,000	—	—	17,374,000
Total investments, at value	1,472,790,001	663,553,025	430,634,470	1,082,969,971
Cash	977	1,487,937	—	226
Foreign currency, at value	—	58,648	—	692,454
Collateral held at broker for futures contracts	2,642,000	—	—	—
Dividends and interest receivable	1,305,356	1,259,424	1,235,069	147,032
Receivable for investments sold	—	3,399,764	2,542,151	216
Receivable for securities lending income	3,338	464	247	5,691
Other assets	28,535	15,348	9,397	25,046
Total assets	1,476,770,207	669,774,610	434,421,334	1,083,840,636
Liabilities
Payable for futures variation margin	84,760	—	—	—
Payable for investments purchased	—	3,681,311	149,560	34,469
Payable for fund shares repurchased	10,075,685	1,920,493	126,523	3,820,969
Payable upon return of securities loaned	9,904,909	1,029,150	1,555,815	8,575,244
Payable to affiliates
Accounting and legal services fees	34,912	15,406	9,810	26,004
Other liabilities and accrued expenses	196,327	102,918	59,975	215,523
Total liabilities	20,296,593	6,749,278	1,901,683	12,672,209
Net assets	$1,456,473,614	$663,025,332	$432,519,651	$1,071,168,427
Net assets consist of
Paid-in capital	$885,181,511	$451,901,081	$285,678,065	$643,940,323
Total distributable earnings (loss)	571,292,103	211,124,251	146,841,586	427,228,104
Net assets	$1,456,473,614	$663,025,332	$432,519,651	$1,071,168,427
Unaffiliated investments, including repurchase agreements, at cost	$1,060,449,870	$499,076,677	$313,632,640	$951,528,010
Affiliated investments, at cost	$9,903,024	$1,029,116	$1,555,801	$8,573,218
Foreign currency, at cost	—	$58,250	—	$611,277
Securities loaned, at value	$9,336,943	$1,006,318	$1,524,812	$8,386,506
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,086,230,973	$241,200,702	$79,251,263	$834,436,338
Shares outstanding	43,635,798	20,153,911	2,885,278	22,807,809
Net asset value, offering price and redemption price per share	$24.89	$11.97	$27.47	$36.59
Series II
Net assets	$73,349,054	$56,025,752	$43,844,370	$78,921,809
Shares outstanding	2,966,300	4,676,574	1,598,053	2,357,101
Net asset value, offering price and redemption price per share	$24.73	$11.98	$27.44	$33.48
Series NAV
Net assets	$296,893,587	$365,798,878	$309,424,018	$157,810,280
Shares outstanding	11,927,873	30,805,996	11,344,524	4,225,626
Net asset value, offering price and redemption price per share	$24.89	$11.87	$27.28	$37.35
The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Unaffiliated investments, at value (including securities loaned)	$659,355,318	$167,516,062	$399,281,723	$538,089,988
Affiliated investments, at value	6,126,348	806,089	2,941,841	—
Repurchase agreements, at value	6,075,000	—	9,300,000	15,900,000
Total investments, at value	671,556,666	168,322,151	411,523,564	553,989,988
Cash	6,267	529	—	88,069
Foreign currency, at value	—	—	9	53
Collateral held at broker for futures contracts	1,691,699	—	—	—
Dividends and interest receivable	503,575	86,034	115,774	835,402
Receivable for fund shares sold	30,410	—	—	3,583
Receivable for investments sold	114,950	124,415	2,186,599	94,354
Receivable for securities lending income	13,006	52	2,577	—
Other assets	15,548	5,920	11,532	12,643
Total assets	673,932,121	168,539,101	413,840,055	555,024,092
Liabilities
Payable for futures variation margin	73,044	—	—	—
Due to custodian	—	—	2,164,929	—
Payable for investments purchased	—	34,606	557,540	1,583,963
Payable for fund shares repurchased	2,373,554	56,689	793,877	593,024
Payable upon return of securities loaned	6,108,361	803,990	2,956,866	—
Payable to affiliates
Accounting and legal services fees	16,316	4,071	9,897	13,096
Other liabilities and accrued expenses	106,837	54,781	76,934	85,967
Total liabilities	8,678,112	954,137	6,560,043	2,276,050
Net assets	$665,254,009	$167,584,964	$407,280,012	$552,748,042
Net assets consist of
Paid-in capital	$407,011,151	$100,162,546	$282,026,047	$377,672,623
Total distributable earnings (loss)	258,242,858	67,422,418	125,253,965	175,075,419
Net assets	$665,254,009	$167,584,964	$407,280,012	$552,748,042
Unaffiliated investments, including repurchase agreements, at cost	$481,689,266	$121,913,578	$357,351,509	$443,523,010
Affiliated investments, at cost	$6,127,140	$806,105	$2,942,305	—
Foreign currency, at cost	—	—	$9	$53
Securities loaned, at value	$12,003,557	$787,983	$14,636,018	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$459,866,809	$94,909,133	$113,550,536	$181,670,352
Shares outstanding	26,644,054	2,828,172	11,065,793	9,927,037
Net asset value, offering price and redemption price per share	$17.26	$33.56	$10.26	$18.30
Series II
Net assets	$36,736,178	$35,050,658	$35,449,077	$26,627,937
Shares outstanding	2,144,767	1,070,855	3,859,035	1,467,193
Net asset value, offering price and redemption price per share	$17.13	$32.73	$9.19	$18.15
Series NAV
Net assets	$168,651,022	$37,625,173	$258,280,399	$344,449,753
Shares outstanding	9,756,946	1,130,008	24,552,089	18,909,397
Net asset value, offering price and redemption price per share	$17.29	$33.30	$10.52	$18.22
The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Unaffiliated investments, at value (including securities loaned)	$169,462,461	$9,238,269,267	$943,825,180
Affiliated investments, at value	1,741,904	26,701,436	6,114,405
Repurchase agreements, at value	—	16,463,000	1,872,000
Total investments, at value	171,204,365	9,281,433,703	951,811,585
Cash	—	218,048	32,050
Foreign currency, at value	—	6,973,572	107
Collateral held at broker for futures contracts	—	28,390,868	1,865,800
Dividends and interest receivable	119,339	11,214,542	540,386
Receivable for fund shares sold	3,192	—	—
Receivable for investments sold	881,026	—	146,578
Receivable for securities lending income	3,348	45,740	14,694
Other assets	6,216	189,656	18,998
Total assets	172,217,486	9,328,466,129	954,430,198
Liabilities
Payable for futures variation margin	—	1,210,133	155,166
Payable for investments purchased	120	181	—
Payable for fund shares repurchased	30,183	7,481,267	6,236,815
Payable upon return of securities loaned	1,741,768	26,699,142	6,112,417
Payable to affiliates
Accounting and legal services fees	4,168	212,889	21,946
Other liabilities and accrued expenses	41,200	1,639,567	128,378
Total liabilities	1,817,439	37,243,179	12,654,722
Net assets	$170,400,047	$9,291,222,950	$941,775,476
Net assets consist of
Paid-in capital	$97,201,808	$3,440,282,327	$281,285,080
Total distributable earnings (loss)	73,198,239	5,850,940,623	660,490,396
Net assets	$170,400,047	$9,291,222,950	$941,775,476
Unaffiliated investments, including repurchase agreements, at cost	$114,273,260	$4,547,697,440	$385,663,192
Affiliated investments, at cost	$1,742,058	$26,704,819	$6,115,198
Foreign currency, at cost	—	$6,895,991	$110
Securities loaned, at value	$1,694,972	$31,233,421	$5,962,488
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$57,787,197	—	$628,937,687
Shares outstanding	4,588,706	—	20,369,182
Net asset value, offering price and redemption price per share	$12.59	—	$30.88
Series II
Net assets	$44,395,969	—	$52,581,920
Shares outstanding	3,706,879	—	1,712,068
Net asset value, offering price and redemption price per share	$11.98	—	$30.71
Series NAV
Net assets	$68,216,881	$9,291,222,950	$260,255,869
Shares outstanding	5,453,606	410,503,315	8,429,905
Net asset value, offering price and redemption price per share	$12.51	$22.63	$30.87
The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	500 Index Trust	American Asset Allocation Trust	American Global Growth Trust	American Growth Trust
Dividends from unaffiliated investments	$104,389,563	$24,539,773	$1,452,008	$4,995,473
Interest	71,140	—	—	—
Securities lending	26,517	—	—	—
Less foreign taxes withheld	(14,240)	—	—	—
Total investment income	104,472,980	24,539,773	1,452,008	4,995,473
Expenses
Investment management fees	35,356,835	—	—	—
Distribution and service fees	2,662,993	9,565,489	1,663,894	7,312,366
Accounting and legal services fees	1,010,036	185,256	32,860	143,800
Trustees' fees	125,559	24,575	4,372	18,425
Custodian fees	822,126	12,000	12,000	12,000
Printing and postage	158,183	60,724	22,571	49,173
Professional fees	167,368	51,085	24,979	43,959
Other	204,025	33,103	13,337	27,285
Total expenses	40,507,125	9,932,232	1,774,013	7,607,008
Less expense reductions	(18,655,363)	(696,088)	(163,190)	(770,597)
Net expenses	21,851,762	9,236,144	1,610,823	6,836,411
Net investment income (loss)	82,621,218	15,303,629	(158,815)	(1,840,938)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	196,787,005	108,168,389	13,779,232	72,500,404
Affiliated investments	(168)	—	—	—
Capital gain distributions received from unaffiliated investments	—	46,915,865	12,090,724	137,834,946
Capital gain distributions received from affiliated investments	406	—	—	—
Futures contracts	60,667,458	—	—	—
	257,454,701	155,084,254	25,869,956	210,335,350
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	1,562,955,414	25,886,870	11,504,512	3,712,091
Affiliated investments	273	—	—	—
Futures contracts	(762,741)	—	—	—
	1,562,192,946	25,886,870	11,504,512	3,712,091
Net realized and unrealized gain (loss)	1,819,647,647	180,971,124	37,374,468	214,047,441
Increase in net assets from operations	$1,902,268,865	$196,274,753	$37,215,653	$212,206,503
The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	American Growth-Income Trust	American International Trust	Blue Chip Growth Trust	Capital Appreciation Trust
Dividends from unaffiliated investments	$14,321,032	$12,839,257	$7,988,861	$2,306,026
Interest	—	—	6,429	1,152
Securities lending	—	—	59,171	568
Less foreign taxes withheld	—	—	(30,078)	(86,922)
Total investment income	14,321,032	12,839,257	8,024,383	2,220,824
Expenses
Investment management fees	—	—	17,826,374	5,382,049
Distribution and service fees	6,538,292	3,356,746	579,996	358,729
Accounting and legal services fees	140,466	64,737	316,771	102,279
Trustees' fees	18,330	8,918	41,263	12,984
Custodian fees	12,000	12,000	300,265	106,703
Printing and postage	49,049	37,703	90,411	30,070
Professional fees	43,191	30,977	106,975	54,360
Other	26,980	17,551	82,109	41,237
Total expenses	6,828,308	3,528,632	19,344,164	6,088,411
Less expense reductions	(476,169)	(106,550)	(847,959)	(69,348)
Net expenses	6,352,139	3,422,082	18,496,205	6,019,063
Net investment income (loss)	7,968,893	9,417,175	(10,471,822)	(3,798,239)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	39,048,348	16,758,824	462,927,503	135,584,533
Affiliated investments	—	—	(65)	(752)
Capital gain distributions received from unaffiliated investments	10,426,556	—	—	—
Capital gain distributions received from affiliated investments	—	—	59	52
	49,474,904	16,758,824	462,927,497	135,583,833
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	170,916,010	(33,438,008)	(72,203,764)	(22,638,882)
Affiliated investments	—	—	11	928
	170,916,010	(33,438,008)	(72,203,753)	(22,637,954)
Net realized and unrealized gain (loss)	220,390,914	(16,679,184)	390,723,744	112,945,879
Increase (decrease) in net assets from operations	$228,359,807	$(7,262,009)	$380,251,922	$109,147,640
The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Capital Appreciation Value Trust	Disciplined Value International Trust	Emerging Markets Value Trust	Equity Income Trust
Dividends from unaffiliated investments	$3,878,243	$14,317,760	$9,953,457	$39,565,205
Interest	3,313,498	655	992	105,215
Securities lending	9,710	91,421	122,643	23,197
Less foreign taxes withheld	(7,675)	(1,231,233)	(999,962)	(636,152)
Total investment income	7,193,776	13,178,603	9,077,130	39,057,465
Expenses
Investment management fees	3,917,190	2,474,045	2,223,880	11,257,609
Distribution and service fees	725,171	158,295	89,993	451,066
Accounting and legal services fees	61,827	41,534	33,229	216,125
Trustees' fees	8,061	5,636	4,470	27,919
Custodian fees	68,173	139,618	286,769	196,549
Printing and postage	24,358	21,818	24,701	47,821
Professional fees	56,138	82,365	38,423	70,430
Other	31,294	30,711	34,490	68,703
Total expenses	4,892,212	2,954,022	2,735,955	12,336,222
Less expense reductions	(205,202)	(28,709)	(22,809)	(497,934)
Net expenses	4,687,010	2,925,313	2,713,146	11,838,288
Net investment income	2,506,766	10,253,290	6,363,984	27,219,177
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	54,783,036	38,501,579	15,334,617	155,937,171
Affiliated investments	(173)	(1,296)	(766)	(2,708)
Capital gain distributions received from affiliated investments	389	—	—	1,059
Futures contracts	—	—	(83,528)	—
Written options	2,218,782	—	—	—
	57,002,034	38,500,283	15,250,323	155,935,522
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,043,697	(10,027,948)	4,736,795	186,723,546
Affiliated investments	(346)	57	(107)	522
Futures contracts	—	—	(60,334)	—
Written options	(2,199,733)	—	—	—
	18,843,618	(10,027,891)	4,676,354	186,724,068
Net realized and unrealized gain (loss)	75,845,652	28,472,392	19,926,677	342,659,590
Increase in net assets from operations	$78,352,418	$38,725,682	$26,290,661	$369,878,767
The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Financial Industries Trust	Fundamental All Cap Core Trust	Fundamental Large Cap Value Trust	Global Equity Trust
Dividends from unaffiliated investments	$3,200,886	$21,852,166	$12,159,407	$9,571,964
Interest	39	4,255	1,179	387
Securities lending	385	—	—	—
Less foreign taxes withheld	(87,885)	(428,226)	(299,698)	(444,960)
Total investment income	3,113,425	21,428,195	11,860,888	9,127,391
Expenses
Investment management fees	1,300,811	16,785,056	5,369,567	2,807,196
Distribution and service fees	108,539	210,439	673,282	209,148
Accounting and legal services fees	22,603	328,138	103,766	43,330
Trustees' fees	2,812	40,637	13,006	6,158
Custodian fees	30,989	302,943	101,275	118,391
Printing and postage	17,309	60,198	30,226	47,643
Professional fees	34,768	69,926	37,479	58,691
Other	20,800	76,683	35,678	23,629
Total expenses	1,538,631	17,874,020	6,364,279	3,314,186
Less expense reductions	(15,221)	(224,368)	(94,532)	(31,624)
Net expenses	1,523,410	17,649,652	6,269,747	3,282,562
Net investment income	1,590,015	3,778,543	5,591,141	5,844,829
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	27,216,395	189,973,676	96,237,215	58,329,772
Affiliated investments	(33)	—	—	—
Forward foreign currency contracts	(625,234)	—	—	(290,337)
	26,591,128	189,973,676	96,237,215	58,039,435
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	11,377,857	456,944,262	95,966,972	3,103,716
Forward foreign currency contracts	656,480	—	—	489,326
	12,034,337	456,944,262	95,966,972	3,593,042
Net realized and unrealized gain (loss)	38,625,465	646,917,938	192,204,187	61,632,477
Increase in net assets from operations	$40,215,480	$650,696,481	$197,795,328	$67,477,306
The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Health Sciences Trust	International Equity Index Trust	International Small Company Trust	Lifestyle Balanced Portfolio
Dividends from unaffiliated investments	$1,888,902	$26,846,097	$3,266,085	—
Interest	671	—	1,211	—
Dividends from affiliated investments	—	52,289	—	$27,389,846
Securities lending	—	181,940	89,008	—
Less foreign taxes withheld	(19,134)	(2,367,931)	(313,916)	—
Total investment income	1,870,439	24,712,395	3,042,388	27,389,846
Expenses
Investment management fees	3,243,728	4,801,922	1,102,715	490,809
Distribution and service fees	241,123	251,155	52,182	2,515,559
Accounting and legal services fees	43,454	119,038	16,519	154,530
Trustees' fees	5,817	15,951	2,296	20,105
Custodian fees	52,624	430,011	120,335	14,275
Printing and postage	21,163	31,458	16,736	42,573
Professional fees	63,554	53,392	37,281	59,366
Other	34,620	63,102	18,657	30,396
Total expenses	3,706,083	5,766,029	1,366,721	3,327,613
Less expense reductions	(188,608)	(2,366,579)	(11,462)	(59,460)
Net expenses	3,517,475	3,399,450	1,355,259	3,268,153
Net investment income (loss)	(1,647,036)	21,312,945	1,687,129	24,121,693
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	34,694,310	7,082,380	8,947,212	—
Affiliated investments	—	24,503	(2,109)	24,923,852
Capital gain distributions received from affiliated investments	—	—	—	59,353,771
Futures contracts	—	(31,488)	148,856	—
	34,694,310	7,075,395	9,093,959	84,277,623
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,086,054	37,497,481	5,093,753	—
Affiliated investments	—	56,124	900	(3,309,046)
Futures contracts	—	(676,331)	1,057	—
	2,086,054	36,877,274	5,095,710	(3,309,046)
Net realized and unrealized gain (loss)	36,780,364	43,952,669	14,189,669	80,968,577
Increase in net assets from operations	$35,133,328	$65,265,614	$15,876,798	$105,090,270
The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Lifestyle Conservative Portfolio	Lifestyle Growth Portfolio	Lifestyle Moderate Portfolio	Mid Cap Growth Trust
Dividends from affiliated investments	$5,888,374	$131,284,217	$8,696,359	—
Dividends from unaffiliated investments	—	—	—	$1,875,451
Interest	—	—	—	6,945
Securities lending	—	—	—	92,080
Total investment income	5,888,374	131,284,217	8,696,359	1,974,476
Expenses
Investment management fees	96,272	2,652,147	149,444	8,141,584
Distribution and service fees	523,029	14,222,809	770,052	403,561
Accounting and legal services fees	30,132	832,876	46,905	128,880
Trustees' fees	4,094	109,789	6,255	16,579
Custodian fees	14,284	25,755	14,284	131,697
Printing and postage	19,924	164,802	22,568	34,083
Professional fees	39,322	166,772	41,921	64,810
Other	14,467	109,664	16,426	54,156
Total expenses	741,524	18,284,614	1,067,855	8,975,350
Less expense reductions	(40,582)	(321,361)	(21,626)	(87,987)
Net expenses	700,942	17,963,253	1,046,229	8,887,363
Net investment income (loss)	5,187,432	113,320,964	7,650,130	(6,912,887)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	—	21,434	—	251,421,098
Affiliated investments	5,303,800	231,363,542	8,720,292	(8,256)
Capital gain distributions received from affiliated investments	4,980,009	429,842,667	14,664,217	8,576
	10,283,809	661,227,643	23,384,509	251,421,418
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	—	—	(207,907,177)
Affiliated investments	(9,179,779)	60,095,186	(6,375,515)	(5,794)
	(9,179,779)	60,095,186	(6,375,515)	(207,912,971)
Net realized and unrealized gain (loss)	1,104,030	721,322,829	17,008,994	43,508,447
Increase in net assets from operations	$6,291,462	$834,643,793	$24,659,124	$36,595,560
The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Mid Cap Index Trust	Mid Value Trust	Real Estate Securities Trust	Science & Technology Trust
Dividends from unaffiliated investments	$17,710,601	$9,666,334	$7,865,964	$5,720,818
Interest	13,398	209,161	854	23,327
Securities lending	20,629	3,318	247	134,998
Less foreign taxes withheld	—	(253,746)	(5,448)	(318,964)
Total investment income	17,744,628	9,625,067	7,861,617	5,560,179
Expenses
Investment management fees	6,763,048	6,244,278	2,585,089	11,788,660
Distribution and service fees	729,702	257,383	129,577	666,027
Accounting and legal services fees	190,392	86,119	48,499	152,120
Trustees' fees	24,310	11,206	6,131	19,840
Custodian fees	171,653	79,807	47,010	221,755
Printing and postage	40,199	26,080	24,289	35,812
Professional fees	65,832	41,293	40,525	58,564
Other	50,791	34,554	23,502	45,439
Total expenses	8,035,927	6,780,720	2,904,622	12,988,217
Less expense reductions	(1,572,781)	(359,701)	(33,280)	(618,377)
Net expenses	6,463,146	6,421,019	2,871,342	12,369,840
Net investment income (loss)	11,281,482	3,204,048	4,990,275	(6,809,661)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	160,682,378	74,256,796	38,539,842	326,206,713
Affiliated investments	(2,157)	(439)	(14)	(737)
Capital gain distributions received from affiliated investments	2,217	—	264	1,152
Futures contracts	7,000,798	—	—	—
	167,683,236	74,256,357	38,540,092	326,207,128
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	124,976,389	63,647,361	98,395,075	(224,021,901)
Affiliated investments	(1,239)	173	(256)	(184)
Futures contracts	514,973	—	—	—
	125,490,123	63,647,534	98,394,819	(224,022,085)
Net realized and unrealized gain (loss)	293,173,359	137,903,891	136,934,911	102,185,043
Increase in net assets from operations	$304,454,841	$141,107,939	$141,925,186	$95,375,382
The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Small Cap Index Trust	Small Cap Opportunities Trust	Small Cap Stock Trust	Small Cap Value Trust
Dividends from unaffiliated investments	$7,918,443	$2,312,374	$877,025	$8,617,654
Interest	6,127	174	2,887	5,856
Non-cash dividends	—	180,748	—	—
Securities lending	232,853	11,027	93,281	—
Less foreign taxes withheld	(9,573)	(4,082)	—	—
Total investment income	8,147,850	2,500,241	973,193	8,623,510
Expenses
Investment management fees	3,295,660	1,637,208	4,417,479	5,168,637
Distribution and service fees	338,947	135,654	163,725	160,044
Accounting and legal services fees	91,520	21,930	58,222	73,513
Trustees' fees	11,511	2,811	7,552	9,265
Custodian fees	91,769	43,171	64,103	71,970
Printing and postage	26,461	17,279	23,399	23,922
Professional fees	40,845	47,319	59,317	56,883
Other	32,835	19,915	30,014	29,279
Total expenses	3,929,548	1,925,287	4,823,811	5,593,513
Less expense reductions	(406,557)	(371,204)	(39,393)	(49,601)
Net expenses	3,522,991	1,554,083	4,784,418	5,543,912
Net investment income (loss)	4,624,859	946,158	(3,811,225)	3,079,598
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	72,727,342	21,450,582	78,900,053	73,703,298
Affiliated investments	(3,251)	(283)	(3,383)	(6)
Capital gain distributions received from affiliated investments	981	65	822	—
Futures contracts	1,372,287	—	—	—
	74,097,359	21,450,364	78,897,492	73,703,292
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	7,579,884	19,805,368	(69,496,490)	49,501,962
Affiliated investments	538	131	701	67
Futures contracts	(165,278)	—	—	—
Unfunded commitments	—	—	(2,689,808)	—
	7,415,144	19,805,499	(72,185,597)	49,502,029
Net realized and unrealized gain (loss)	81,512,503	41,255,863	6,711,895	123,205,321
Increase in net assets from operations	$86,137,362	$42,202,021	$2,900,670	$126,284,919
The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Small Company Value Trust	Strategic Equity Allocation Trust	Total Stock Market Index Trust
Dividends from unaffiliated investments	$1,850,092	$164,616,832	$11,864,682
Interest	1,141	122,582	—
Non-cash dividends	—	9,971,400	—
Securities lending	27,877	1,037,933	262,570
Less foreign taxes withheld	(3,126)	(7,591,208)	(968)
Total investment income	1,875,984	168,157,539	12,126,284
Expenses
Investment management fees	1,790,052	58,219,011	4,247,675
Distribution and service fees	143,490	—	428,232
Accounting and legal services fees	22,570	1,210,084	117,631
Trustees' fees	2,965	161,605	15,006
Custodian fees	30,189	1,480,412	111,232
Printing and postage	16,978	102,274	30,905
Professional fees	42,447	254,889	32,582
Other	18,537	317,521	39,498
Total expenses	2,067,228	61,745,796	5,022,761
Less expense reductions	(108,893)	(12,327,315)	(707,989)
Net expenses	1,958,335	49,418,481	4,314,772
Net investment income (loss)	(82,351)	118,739,058	7,811,512
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	19,070,659	1,156,204,833	94,903,505
Affiliated investments	(626)	(15,970)	(3,465)
Capital gain distributions received from affiliated investments	201	3,860	1,293
Futures contracts	—	72,842,131	5,674,775
	19,070,234	1,229,034,854	100,576,108
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	14,924,034	460,764,104	84,668,016
Affiliated investments	(91)	4,782	989
Futures contracts	—	(1,845,950)	343,387
	14,923,943	458,922,936	85,012,392
Net realized and unrealized gain (loss)	33,994,177	1,687,957,790	185,588,500
Increase in net assets from operations	$33,911,826	$1,806,696,848	$193,400,012
The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Statements of changes in net assets

	500 Index Trust		American Asset Allocation Trust		American Global Growth Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$82,621,218	$104,892,811	$15,303,629	$16,204,161	$(158,815)	$(114,069)
Net realized gain	257,454,701	314,620,752	155,084,254	76,404,734	25,869,956	14,084,057
Change in net unrealized appreciation (depreciation)	1,562,192,946	635,702,117	25,886,870	57,474,962	11,504,512	44,474,367
Increase in net assets resulting from operations	1,902,268,865	1,055,215,680	196,274,753	150,083,857	37,215,653	58,444,355
Distributions to shareholders
From earnings
Series I	(265,985,404)	(140,819,888)	(25,549,663)	(40,739,656)	(2,613,854)	(2,575,727)
Series II	(4,601,443)	(2,486,486)	(63,349,495)	(117,374,226)	(9,771,876)	(12,658,629)
Series III	—	—	(9,191,535)	(15,804,385)	(1,859,742)	(2,331,770)
Series NAV	(147,343,602)	(81,922,505)	—	—	—	—
Total distributions	(417,930,449)	(225,228,879)	(98,090,693)	(173,918,267)	(14,245,472)	(17,566,126)
From portfolio share transactions
Portfolio share transactions	131,281,151	(109,030,580)	(86,635,209)	40,213,411	(15,189,504)	(16,785,527)
Total increase	1,615,619,567	720,956,221	11,548,851	16,379,001	7,780,677	24,092,702
Net assets
Beginning of year	6,825,192,621	6,104,236,400	1,411,597,250	1,395,218,249	242,734,838	218,642,136
End of year	$8,440,812,188	$6,825,192,621	$1,423,146,101	$1,411,597,250	$250,515,515	$242,734,838
	American Growth Trust		American Growth-Income Trust		American International Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$(1,840,938)	$(692,765)	$7,968,893	$9,441,547	$9,417,175	$1,104,542
Net realized gain	210,335,350	69,900,078	49,474,904	56,616,393	16,758,824	1,862,061
Change in net unrealized appreciation (depreciation)	3,712,091	318,533,109	170,916,010	59,521,872	(33,438,008)	67,764,966
Increase (decrease) in net assets resulting from operations	212,206,503	387,740,422	228,359,807	125,579,812	(7,262,009)	70,731,569
Distributions to shareholders
From earnings
Series I	(16,926,510)	(23,055,381)	(18,561,160)	(40,231,022)	(3,212,329)	(7,212,201)
Series II	(49,814,210)	(82,362,899)	(29,802,194)	(71,054,364)	(5,781,433)	(13,936,196)
Series III	(7,433,792)	(11,683,658)	(12,747,995)	(28,815,935)	(880,914)	(1,844,291)
Total distributions	(74,174,512)	(117,101,938)	(61,111,349)	(140,101,321)	(9,874,676)	(22,992,688)
From portfolio share transactions
Portfolio share transactions	(74,139,928)	(81,404,474)	(110,551,831)	39,829,353	(32,982,682)	(7,499,038)
Total increase (decrease)	63,892,063	189,234,010	56,696,627	25,307,844	(50,119,367)	40,239,843
Net assets
Beginning of year	1,046,438,367	857,204,357	1,034,206,128	1,008,898,284	524,515,478	484,275,635
End of year	$1,110,330,430	$1,046,438,367	$1,090,902,755	$1,034,206,128	$474,396,111	$524,515,478
The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Blue Chip Growth Trust		Capital Appreciation Trust		Capital Appreciation Value Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$(10,471,822)	$(5,383,839)	$(3,798,239)	$(1,926,451)	$2,506,766	$3,104,613
Net realized gain	462,927,497	322,305,420	135,583,833	125,477,722	57,002,034	51,104,771
Change in net unrealized appreciation (depreciation)	(72,203,753)	313,551,191	(22,637,954)	154,413,870	18,843,618	12,366,653
Increase in net assets resulting from operations	380,251,922	630,472,772	109,147,640	277,965,141	78,352,418	66,576,037
Distributions to shareholders
From earnings
Series I	(53,285,942)	(48,329,550)	(42,630,402)	(24,024,161)	(873,842)	(514,065)
Series II	(20,938,817)	(19,738,173)	(16,028,692)	(9,104,998)	(32,083,186)	(24,625,527)
Series NAV	(246,474,578)	(224,760,504)	(64,811,035)	(32,189,382)	(21,562,201)	(13,130,202)
Total distributions	(320,699,337)	(292,828,227)	(123,470,129)	(65,318,541)	(54,519,229)	(38,269,794)
From portfolio share transactions
Portfolio share transactions	15,093,342	(148,073,453)	66,299,158	(11,808,364)	22,539,904	8,649,106
Total increase	74,645,927	189,571,092	51,976,669	200,838,236	46,373,093	36,955,349
Net assets
Beginning of year	2,356,424,811	2,166,853,719	743,640,840	542,802,604	449,757,129	412,801,780
End of year	$2,431,070,738	$2,356,424,811	$795,617,509	$743,640,840	$496,130,222	$449,757,129
	Disciplined Value International Trust		Emerging Markets Value Trust		Equity Income Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$10,253,290	$4,909,470	$6,363,984	$4,048,530	$27,219,177	$32,758,634
Net realized gain (loss)	38,500,283	(31,087,609)	15,250,323	(8,768,567)	155,935,522	29,573,412
Change in net unrealized appreciation (depreciation)	(10,027,891)	34,521,907	4,676,354	11,590,976	186,724,068	(63,406,738)
Increase (decrease) in net assets resulting from operations	38,725,682	8,343,768	26,290,661	6,870,939	369,878,767	(1,074,692)
Distributions to shareholders
From earnings
Series I	(2,030,630)	(1,438,637)	(156,248)	(124,789)	(9,806,219)	(21,710,712)
Series II	(1,102,310)	(793,702)	(746,253)	(638,953)	(4,875,034)	(11,464,344)
Series NAV	(5,089,324)	(3,461,172)	(5,085,088)	(4,060,113)	(51,543,334)	(115,622,593)
Total distributions	(8,222,264)	(5,693,511)	(5,987,589)	(4,823,855)	(66,224,587)	(148,797,649)
From portfolio share transactions
Portfolio share transactions	(14,582,714)	(11,562,583)	(2,665,895)	(3,045,711)	(96,880,487)	(61,379,085)
Total increase (decrease)	15,920,704	(8,912,326)	17,637,177	(998,627)	206,773,693	(211,251,426)
Net assets
Beginning of year	300,762,073	309,674,399	232,676,572	233,675,199	1,484,342,675	1,695,594,101
End of year	$316,682,777	$300,762,073	$250,313,749	$232,676,572	$1,691,116,368	$1,484,342,675
The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Financial Industries Trust		Fundamental All Cap Core Trust		Fundamental Large Cap Value Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$1,590,015	$1,416,874	$3,778,543	$5,376,497	$5,591,141	$5,408,098
Net realized gain (loss)	26,591,128	(71,593)	189,973,676	195,851,821	96,237,215	89,604,524
Change in net unrealized appreciation (depreciation)	12,034,337	(1,530,180)	456,944,262	268,581,806	95,966,972	(23,932,139)
Increase (decrease) in net assets resulting from operations	40,215,480	(184,899)	650,696,481	469,810,124	197,795,328	71,080,483
Distributions to shareholders
From earnings
Series I	(1,684,170)	(9,295,325)	(10,257,524)	(3,553,697)	(56,191,998)	(10,560,919)
Series II	(256,431)	(1,427,577)	(4,693,418)	(1,417,804)	(20,550,791)	(4,060,006)
Series NAV	(460,694)	(2,408,134)	(185,238,532)	(58,278,006)	(18,824,449)	(3,300,686)
Total distributions	(2,401,295)	(13,131,036)	(200,189,474)	(63,249,507)	(95,567,238)	(17,921,611)
From portfolio share transactions
Portfolio share transactions	17,907,002	(12,036,094)	18,175,731	(86,683,252)	46,091,141	(42,419,712)
Total increase (decrease)	55,721,187	(25,352,029)	468,682,738	319,877,365	148,319,231	10,739,160
Net assets
Beginning of year	132,340,657	157,692,686	2,187,766,125	1,867,888,760	674,726,593	663,987,433
End of year	$188,061,844	$132,340,657	$2,656,448,863	$2,187,766,125	$823,045,824	$674,726,593
	Global Equity Trust		Health Sciences Trust		International Equity Index Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$5,844,829	$1,919,867	$(1,647,036)	$(976,841)	$21,312,945	$15,700,364
Net realized gain (loss)	58,039,435	(28,388,335)	34,694,310	33,957,148	7,075,395	12,164,506
Change in net unrealized appreciation (depreciation)	3,593,042	48,902,939	2,086,054	37,615,827	36,877,274	51,362,168
Increase in net assets resulting from operations	67,477,306	22,434,471	35,133,328	70,596,134	65,265,614	79,227,038
Distributions to shareholders
From earnings
Series I	—	(2,134,483)	(7,928,751)	(7,609,149)	(14,421,651)	(10,938,135)
Series II	—	(478,485)	(8,175,901)	(8,601,256)	(842,152)	(656,853)
Series NAV	—	(843,353)	(17,177,377)	(14,689,821)	(20,407,077)	(14,838,122)
From tax return of capital
Series I	—	(121,470)	—	—	—	—
Series II	—	(25,337)	—	—	—	—
Series NAV	—	(48,744)	—	—	—	—
Total distributions	—	(3,651,872)	(33,282,029)	(30,900,226)	(35,670,880)	(26,433,110)
From portfolio share transactions
Portfolio share transactions	(46,149,713)	(15,896,815)	11,164,886	12,117,856	32,023,495	(24,807,678)
Issued in reorganization	—	144,970,081	—	—	—	—
Total from portfolio share transactions	(46,149,713)	129,073,266	11,164,886	12,117,856	32,023,495	(24,807,678)
Total increase	21,327,593	147,855,865	13,016,185	51,813,764	61,618,229	27,986,250
Net assets
Beginning of year	336,384,774	188,528,909	325,596,694	273,782,930	868,278,466	840,292,216
End of year	$357,712,367	$336,384,774	$338,612,879	$325,596,694	$929,896,695	$868,278,466
The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Statements of changes in net assets

	International Small Company Trust		Lifestyle Balanced Portfolio		Lifestyle Conservative Portfolio
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$1,687,129	$1,207,405	$24,121,693	$22,823,570	$5,187,432	$5,730,835
Net realized gain	9,093,959	4,161,555	84,277,623	49,360,186	10,283,809	4,536,059
Change in net unrealized appreciation (depreciation)	5,095,710	3,191,445	(3,309,046)	45,469,432	(9,179,779)	11,512,733
Increase in net assets resulting from operations	15,876,798	8,560,405	105,090,270	117,653,188	6,291,462	21,779,627
Distributions to shareholders
From earnings
Series I	(1,102,079)	(1,259,454)	(2,732,821)	(2,212,734)	(952,622)	(771,879)
Series II	(583,400)	(658,088)	(63,670,255)	(50,051,973)	(9,844,226)	(9,455,527)
Series NAV	(3,594,628)	(3,580,074)	(10,480,543)	(7,473,357)	(417,268)	(411,202)
Total distributions	(5,280,107)	(5,497,616)	(76,883,619)	(59,738,064)	(11,214,116)	(10,638,608)
From portfolio share transactions
Portfolio share transactions	2,338,705	(2,159,041)	34,150,151	68,275,435	(3,281,405)	36,115,091
Total increase (decrease)	12,935,396	903,748	62,356,802	126,190,559	(8,204,059)	47,256,110
Net assets
Beginning of year	116,525,113	115,621,365	1,137,025,395	1,010,834,836	233,657,404	186,401,294
End of year	$129,460,509	$116,525,113	$1,199,382,197	$1,137,025,395	$225,453,345	$233,657,404
	Lifestyle Growth Portfolio		Lifestyle Moderate Portfolio		Mid Cap Growth Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$113,320,964	$115,184,750	$7,650,130	$7,610,247	$(6,912,887)	$(4,800,188)
Net realized gain	661,227,643	420,503,917	23,384,509	13,671,068	251,421,418	267,262,561
Change in net unrealized appreciation (depreciation)	60,095,186	185,420,595	(6,375,515)	13,934,298	(207,912,971)	159,368,656
Increase in net assets resulting from operations	834,643,793	721,109,262	24,659,124	35,215,613	36,595,560	421,831,029
Distributions to shareholders
From earnings
Series I	(21,705,431)	(16,683,731)	(1,045,218)	(741,472)	(62,172,424)	(26,323,767)
Series II	(472,384,545)	(388,074,250)	(18,665,532)	(15,517,113)	(33,315,597)	(14,718,135)
Series NAV	(50,210,447)	(33,722,560)	(2,820,705)	(1,848,646)	(168,149,385)	(68,553,560)
Total distributions	(544,300,423)	(438,480,541)	(22,531,455)	(18,107,231)	(263,637,406)	(109,595,462)
From portfolio share transactions
Portfolio share transactions	(204,018,604)	(186,581,265)	3,474,332	27,590,853	169,007,195	(112,326,130)
Issued in reorganization	39,049,320	—	—	—	—	—
Total from portfolio share transactions	(164,969,284)	(186,581,265)	3,474,332	27,590,853	169,007,195	(112,326,130)
Total increase (decrease)	125,374,086	96,047,456	5,602,001	44,699,235	(58,034,651)	199,909,437
Net assets
Beginning of year	6,301,525,934	6,205,478,478	356,185,363	311,486,128	988,888,423	788,978,986
End of year	$6,426,900,020	$6,301,525,934	$361,787,364	$356,185,363	$930,853,772	$988,888,423
The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Mid Cap Index Trust		Mid Value Trust		Real Estate Securities Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$11,281,482	$12,618,585	$3,204,048	$8,709,333	$4,990,275	$6,065,632
Net realized gain (loss)	167,683,236	76,656,409	74,256,357	16,286,876	38,540,092	(10,494,729)
Change in net unrealized appreciation (depreciation)	125,490,123	51,889,019	63,647,534	20,570,677	98,394,819	(17,796,519)
Increase (decrease) in net assets resulting from operations	304,454,841	141,164,013	141,107,939	45,566,886	141,925,186	(22,225,616)
Distributions to shareholders
From earnings
Series I	(66,961,139)	(105,191,983)	(13,610,356)	(7,529,965)	(1,028,492)	(8,384,536)
Series II	(4,415,180)	(6,949,314)	(2,998,835)	(1,603,282)	(495,183)	(4,452,874)
Series NAV	(17,940,775)	(24,385,729)	(20,260,519)	(13,009,168)	(4,022,665)	(30,449,623)
Total distributions	(89,317,094)	(136,527,026)	(36,869,710)	(22,142,415)	(5,546,340)	(43,287,033)
From portfolio share transactions
Portfolio share transactions	(62,629,455)	(45,273,599)	(43,979,768)	(90,745,338)	(18,078,786)	9,001,484
Total increase (decrease)	152,508,292	(40,636,612)	60,258,461	(67,320,867)	118,300,060	(56,511,165)
Net assets
Beginning of year	1,303,965,322	1,344,601,934	602,766,871	670,087,738	314,219,591	370,730,756
End of year	$1,456,473,614	$1,303,965,322	$663,025,332	$602,766,871	$432,519,651	$314,219,591
	Science & Technology Trust		Small Cap Index Trust		Small Cap Opportunities Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$(6,809,661)	$(1,576,163)	$4,624,859	$3,834,516	$946,158	$631,092
Net realized gain	326,207,128	219,714,657	74,097,359	48,623,054	21,450,364	3,401,396
Change in net unrealized appreciation (depreciation)	(224,022,085)	213,312,865	7,415,144	45,051,515	19,805,499	7,941,889
Increase in net assets resulting from operations	95,375,382	431,451,359	86,137,362	97,509,085	42,202,021	11,974,377
Distributions to shareholders
From earnings
Series I	(174,485,794)	(80,848,453)	(36,104,058)	(29,595,245)	(2,357,324)	(4,400,886)
Series II	(17,304,448)	(7,556,916)	(2,821,544)	(2,524,960)	(827,428)	(1,638,867)
Series NAV	(31,106,075)	(11,723,381)	(12,923,887)	(12,565,959)	(925,316)	(1,594,913)
Total distributions	(222,896,317)	(100,128,750)	(51,849,489)	(44,686,164)	(4,110,068)	(7,634,666)
From portfolio share transactions
Portfolio share transactions	31,965,714	25,856,791	24,774,563	(43,859,861)	(11,537,282)	(2,886,064)
Total increase (decrease)	(95,555,221)	357,179,400	59,062,436	8,963,060	26,554,671	1,453,647
Net assets
Beginning of year	1,166,723,648	809,544,248	606,191,573	597,228,513	141,030,293	139,576,646
End of year	$1,071,168,427	$1,166,723,648	$665,254,009	$606,191,573	$167,584,964	$141,030,293
The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Small Cap Stock Trust		Small Cap Value Trust		Small Company Value Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income (loss)	$(3,811,225)	$(2,016,006)	$3,079,598	$2,329,324	$(82,351)	$426,320
Net realized gain	78,897,492	64,963,415	73,703,292	1,044,286	19,070,234	4,982,527
Change in net unrealized appreciation (depreciation)	(72,185,597)	81,253,023	49,502,029	(37,056,292)	14,923,943	8,539,393
Increase (decrease) in net assets resulting from operations	2,900,670	144,200,432	126,284,919	(33,682,682)	33,911,826	13,948,240
Distributions to shareholders
From earnings
Series I	(17,775,622)	(12,335,008)	(2,461,150)	(19,033,726)	(1,636,688)	(3,126,866)
Series II	(6,055,887)	(4,351,340)	(318,967)	(2,483,074)	(1,212,560)	(2,547,886)
Series NAV	(38,952,480)	(23,599,592)	(4,804,529)	(27,951,600)	(1,906,048)	(3,377,586)
Total distributions	(62,783,989)	(40,285,940)	(7,584,646)	(49,468,400)	(4,755,296)	(9,052,338)
From portfolio share transactions
Portfolio share transactions	27,337,200	16,577,986	(54,294,929)	54,460,728	(13,916,989)	3,173,528
Total increase (decrease)	(32,546,119)	120,492,478	64,405,344	(28,690,354)	15,239,541	8,069,430
Net assets
Beginning of year	439,826,131	319,333,653	488,342,698	517,033,052	155,160,506	147,091,076
End of year	$407,280,012	$439,826,131	$552,748,042	$488,342,698	$170,400,047	$155,160,506
	Strategic Equity Allocation Trust		Total Stock Market Index Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$118,739,058	$139,889,747	$7,811,512	$10,151,243
Net realized gain	1,229,034,854	853,833,223	100,576,108	41,921,240
Change in net unrealized appreciation (depreciation)	458,922,936	177,343,603	85,012,392	93,057,920
Increase in net assets resulting from operations	1,806,696,848	1,171,066,573	193,400,012	145,130,403
Distributions to shareholders
From earnings
Series I	—	—	(34,482,074)	(50,331,351)
Series II	—	—	(2,815,513)	(4,117,932)
Series NAV	(1,025,242,559)	(831,491,356)	(14,173,525)	(19,905,047)
Total distributions	(1,025,242,559)	(831,491,356)	(51,471,112)	(74,354,330)
From portfolio share transactions
Portfolio share transactions	(873,587,139)	(729,980,309)	(16,492,165)	(11,038,834)
Total increase (decrease)	(92,132,850)	(390,405,092)	125,436,735	59,737,239
Net assets
Beginning of year	9,383,355,800	9,773,760,892	816,338,741	756,601,502
End of year	$9,291,222,950	$9,383,355,800	$941,775,476	$816,338,741
The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
500 Index Trust
Series I
12-31-2021	43.08	0.52	11.55	12.07	(0.67)	(2.04)	—	(2.71)	52.44	28.29	0.54	0.30	1.06	5,400	2
12-31-2020	37.84	0.65	6.05	6.70	(0.71)	(0.75)	—	(1.46)	43.08	18.11	0.55	0.30	1.73	4,313	4
12-31-2019	29.81	0.64	8.52	9.16	(0.60)	(0.53)	—	(1.13)	37.84	31.05	0.55	0.30	1.84	3,797	3[3]
12-31-2018	32.20	0.60	(2.02)	(1.42)	(0.44)	(0.53)	—	(0.97)	29.81	(4.69)	0.55	0.30	1.81	3,026	4
12-31-2017	27.29	0.50	5.31	5.81	(0.52)	(0.38)	—	(0.90)	32.20	21.52	0.55	0.30	1.69	3,135	3
Series II
12-31-2021	43.09	0.42	11.56	11.98	(0.58)	(2.04)	—	(2.62)	52.45	28.04	0.74	0.50	0.86	96	2
12-31-2020	37.87	0.58	6.02	6.60	(0.63)	(0.75)	—	(1.38)	43.09	17.83	0.75	0.50	1.53	79	4
12-31-2019	29.83	0.57	8.53	9.10	(0.53)	(0.53)	—	(1.06)	37.87	30.83	0.75	0.50	1.64	78	3[3]
12-31-2018	32.22	0.53	(2.01)	(1.48)	(0.38)	(0.53)	—	(0.91)	29.83	(4.88)	0.75	0.50	1.61	66	4
12-31-2017	27.31	0.45	5.30	5.75	(0.46)	(0.38)	—	(0.84)	32.22	21.28	0.75	0.50	1.50	74	3
Series NAV
12-31-2021	43.07	0.54	11.55	12.09	(0.69)	(2.04)	—	(2.73)	52.43	28.36	0.49	0.25	1.11	2,944	2
12-31-2020	37.84	0.67	6.03	6.70	(0.72)	(0.75)	—	(1.47)	43.07	18.14	0.50	0.25	1.78	2,433	4
12-31-2019	29.80	0.66	8.52	9.18	(0.61)	(0.53)	—	(1.14)	37.84	31.16	0.50	0.25	1.90	2,229	3[3]
12-31-2018	32.19	0.61	(2.01)	(1.40)	(0.46)	(0.53)	—	(0.99)	29.80	(4.65)	0.50	0.25	1.86	1,721	4
12-31-2017	27.29	0.52	5.29	5.81	(0.53)	(0.38)	—	(0.91)	32.19	21.54	0.50	0.25	1.75	1,892	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes in-kind transactions.
American Asset Allocation Trust
Series I
12-31-2021	12.26	0.15[3]	1.65	1.80	(0.15)	(0.80)	—	(0.95)	13.11	14.71	0.63[4]	0.62[4]	1.16[3]	374	5
12-31-2020	12.58	0.16[3]	1.22	1.38	(0.16)	(1.54)	—	(1.70)	12.26	12.02	0.63[4]	0.62[4]	1.30[3]	334	3
12-31-2019	11.84	0.19[3]	2.16	2.35	(0.16)	(1.45)	—	(1.61)	12.58	20.78	0.63[4]	0.62[4]	1.52[3]	306	7
12-31-2018	14.29	0.18[3]	(0.76)	(0.58)	(0.16)	(1.71)	—	(1.87)	11.84	(4.91)	0.63[4]	0.62[4]	1.27[3]	262	6
12-31-2017	13.36	0.17[3]	1.89	2.06	(0.16)	(0.97)	—	(1.13)	14.29	15.79	0.63[4]	0.62[4]	1.17[3]	283	6
Series II
12-31-2021	12.26	0.13[3]	1.65	1.78	(0.13)	(0.80)	—	(0.93)	13.11	14.61	0.78[4]	0.71[4]	0.98[3]	921	5
12-31-2020	12.58	0.14[3]	1.23	1.37	(0.15)	(1.54)	—	(1.69)	12.26	11.92	0.78[4]	0.71[4]	1.15[3]	953	3
12-31-2019	11.84	0.17[3]	2.17	2.34	(0.15)	(1.45)	—	(1.60)	12.58	20.67	0.78[4]	0.71[4]	1.36[3]	967	7
12-31-2018	14.30	0.15[3]	(0.75)	(0.60)	(0.15)	(1.71)	—	(1.86)	11.84	(5.06)	0.78[4]	0.71[4]	1.11[3]	934	6
12-31-2017	13.37	0.14[3]	1.91	2.05	(0.15)	(0.97)	—	(1.12)	14.30	15.69	0.78[4]	0.71[4]	1.00[3]	1,141	6
Series III
12-31-2021	12.27	0.19[3]	1.65	1.84	(0.19)	(0.80)	—	(0.99)	13.12	15.07	0.28[4]	0.27[4]	1.45[3]	128	5
12-31-2020	12.58	0.20[3]	1.23	1.43	(0.20)	(1.54)	—	(1.74)	12.27	12.45	0.28[4]	0.27[4]	1.61[3]	125	3
12-31-2019	11.84	0.23[3]	2.17	2.40	(0.21)	(1.45)	—	(1.66)	12.58	21.16	0.28[4]	0.27[4]	1.81[3]	122	7
12-31-2018	14.30	0.22[3]	(0.76)	(0.54)	(0.21)	(1.71)	—	(1.92)	11.84	(4.62)	0.28[4]	0.27[4]	1.56[3]	116	6
12-31-2017	13.36	0.21[3]	1.91	2.12	(0.21)	(0.97)	—	(1.18)	14.30	16.25	0.28[4]	0.27[4]	1.45[3]	141	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Global Growth Trust
Series I
12-31-2021	19.75	(0.01)[3]	3.16	3.15	—	(1.27)	—	(1.27)	21.63	16.00	0.64[4]	0.63[4]	(0.04)[3]	48	8
12-31-2020	16.49	—[3,5]	4.76	4.76	(0.01)	(1.49)	—	(1.50)	19.75	29.96	0.65[4]	0.64[4]	(0.02)[3]	39	6
12-31-2019	13.68	0.12[3]	4.43	4.55	(0.10)	(1.64)	—	(1.74)	16.49	34.71	0.65[4]	0.64[4]	0.79[3]	27	9
12-31-2018	16.10	0.05[3]	(1.43)	(1.38)	(0.04)	(1.00)	—	(1.04)	13.68	(9.37)	0.64[4]	0.64[4]	0.29[3]	17	11
12-31-2017	13.43	0.05[3]	4.00	4.05	(0.04)	(1.34)	—	(1.38)	16.10	30.91	0.65[4]	0.64[4]	0.33[3]	19	9
Series II
12-31-2021	19.66	(0.03)[3]	3.15	3.12	—	(1.27)	—	(1.27)	21.51	15.92	0.79[4]	0.70[4]	(0.14)[3]	169	8
12-31-2020	16.44	(0.02)[3]	4.74	4.72	(0.01)	(1.49)	—	(1.50)	19.66	29.80	0.80[4]	0.71[4]	(0.13)[3]	172	6
12-31-2019	13.64	0.09[3]	4.44	4.53	(0.09)	(1.64)	—	(1.73)	16.44	34.66	0.80[4]	0.71[4]	0.60[3]	161	9
12-31-2018	16.06	0.03[3]	(1.42)	(1.39)	(0.03)	(1.00)	—	(1.03)	13.64	(9.46)	0.79[4]	0.71[4]	0.16[3]	144	11
12-31-2017	13.39	0.03[3]	4.01	4.04	(0.03)	(1.34)	—	(1.37)	16.06	30.92	0.80[4]	0.71[4]	0.16[3]	185	9
Series III
12-31-2021	19.75	0.06[3]	3.17	3.23	—	(1.27)	—	(1.27)	21.71	16.41	0.29[4]	0.28[4]	0.29[3]	33	8
12-31-2020	16.43	0.05[3]	4.77	4.82	(0.01)	(1.49)	—	(1.50)	19.75	30.44	0.30[4]	0.29[4]	0.30[3]	32	6
12-31-2019	13.63	0.16[3]	4.43	4.59	(0.15)	(1.64)	—	(1.79)	16.43	35.17	0.30[4]	0.29[4]	1.03[3]	30	9
12-31-2018	16.05	0.10[3]	(1.43)	(1.33)	(0.09)	(1.00)	—	(1.09)	13.63	(9.04)	0.29[4]	0.29[4]	0.60[3]	27	11
12-31-2017	13.39	0.09[3]	4.00	4.09	(0.09)	(1.34)	—	(1.43)	16.05	31.34	0.30[4]	0.29[4]	0.56[3]	32	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Less than $0.005 per share.
American Growth Trust
Series I
12-31-2021	23.31	(0.04)[3]	5.05	5.01	—	(1.81)[4]	—	(1.81)	26.51	21.55	0.63[5]	0.62[5]	(0.14)[3]	265	14
12-31-2020	17.56	(0.01)[3]	8.58	8.57	(0.02)	(2.80)	—	(2.82)	23.31	51.52	0.63[5]	0.62[5]	(0.06)[3]	215	4
12-31-2019	16.55	0.07[3]	4.50	4.57	(0.04)	(3.52)	—	(3.56)	17.56	30.30	0.63[5]	0.63[5]	0.38[3]	148	12
12-31-2018	20.17	0.01[3]	0.32	0.33	—	(3.95)[4]	—	(3.95)	16.55	(0.66)	0.63[5]	0.62[5]	0.06[3]	121	13
12-31-2017	18.62	0.03[3]	4.86	4.89	(0.02)	(3.32)	—	(3.34)	20.17	27.87	0.63[5]	0.62[5]	0.13[3]	130	11
Series II
12-31-2021	23.07	(0.06)[3]	5.00	4.94	—	(1.79)[4]	—	(1.79)	26.22	21.49	0.78[5]	0.68[5]	(0.23)[3]	739	14
12-31-2020	17.41	(0.03)[3]	8.51	8.48	(0.02)	(2.80)	—	(2.82)	23.07	51.46	0.78[5]	0.68[5]	(0.13)[3]	729	4
12-31-2019	16.44	0.05[3]	4.47	4.52	(0.03)	(3.52)	—	(3.55)	17.41	30.20	0.78[5]	0.69[5]	0.28[3]	619	12
12-31-2018	20.06	(0.01)[3]	0.33	0.32	—	(3.94)[4]	—	(3.94)	16.44	(0.71)	0.78[5]	0.68[5]	(0.03)[3]	574	13
12-31-2017	18.54	0.01[3]	4.84	4.85	(0.01)	(3.32)	—	(3.33)	20.06	27.74	0.78[5]	0.68[5]	0.04[3]	688	11
Series III
12-31-2021	23.19	0.05[3]	5.04	5.09	—	(1.90)[4]	—	(1.90)	26.38	22.00	0.28[5]	0.27[5]	0.19[3]	106	14
12-31-2020	17.43	0.05[3]	8.53	8.58	(0.02)	(2.80)	—	(2.82)	23.19	51.98	0.28[5]	0.27[5]	0.28[3]	103	4
12-31-2019	16.44	0.12[3]	4.49	4.61	(0.10)	(3.52)	—	(3.62)	17.43	30.80	0.28[5]	0.28[5]	0.70[3]	91	12
12-31-2018	20.06	0.08[3]	0.32	0.40	(0.05)	(3.97)[4]	—	(4.02)	16.44	(0.28)	0.28[5]	0.27[5]	0.38[3]	83	13
12-31-2017	18.54	0.09[3]	4.84	4.93	(0.09)	(3.32)	—	(3.41)	20.06	28.22	0.28[5]	0.27[5]	0.44[3]	98	11
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds. 5 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
American Growth-Income Trust
Series I
12-31-2021	15.87	0.13[3]	3.59	3.72	(0.13)	(0.91)	—	(1.04)	18.55	23.61	0.63[4]	0.62[4]	0.74[3]	344	3
12-31-2020	16.38	0.15[3]	1.75	1.90	(0.16)	(2.25)	—	(2.41)	15.87	13.11	0.63[4]	0.62[4]	0.97[3]	298	8
12-31-2019	15.03	0.21[3]	3.45	3.66	(0.17)	(2.14)	—	(2.31)	16.38	25.70	0.63[4]	0.62[4]	1.28[3]	288	13
12-31-2018	17.69	0.17[3]	(0.32)	(0.15)	(0.17)	(2.34)	—	(2.51)	15.03	(2.18)	0.63[4]	0.62[4]	0.97[3]	240	11
12-31-2017	17.58	0.18[3]	3.37	3.55	(0.17)	(3.27)	—	(3.44)	17.69	22.03	0.63[4]	0.62[4]	1.00[3]	275	8
Series II
12-31-2021	15.79	0.11[3]	3.58	3.69	(0.12)	(0.91)	—	(1.03)	18.45	23.51	0.78[4]	0.70[4]	0.61[3]	531	3
12-31-2020	16.31	0.14[3]	1.74	1.88	(0.15)	(2.25)	—	(2.40)	15.79	13.02	0.78[4]	0.70[4]	0.88[3]	528	8
12-31-2019	14.97	0.18[3]	3.46	3.64	(0.16)	(2.14)	—	(2.30)	16.31	25.64	0.78[4]	0.70[4]	1.13[3]	518	13
12-31-2018	17.63	0.15[3]	(0.31)	(0.16)	(0.16)	(2.34)	—	(2.50)	14.97	(2.27)	0.78[4]	0.70[4]	0.85[3]	492	11
12-31-2017	17.54	0.16[3]	3.35	3.51	(0.15)	(3.27)	—	(3.42)	17.63	21.89	0.78[4]	0.70[4]	0.87[3]	594	8
Series III
12-31-2021	15.83	0.19[3]	3.60	3.79	(0.19)	(0.91)	—	(1.10)	18.52	24.13	0.28[4]	0.27[4]	1.05[3]	216	3
12-31-2020	16.34	0.21[3]	1.74	1.95	(0.21)	(2.25)	—	(2.46)	15.83	13.47	0.28[4]	0.27[4]	1.32[3]	208	8
12-31-2019	14.99	0.26[3]	3.46	3.72	(0.23)	(2.14)	—	(2.37)	16.34	26.16	0.28[4]	0.27[4]	1.58[3]	202	13
12-31-2018	17.65	0.23[3]	(0.32)	(0.09)	(0.23)	(2.34)	—	(2.57)	14.99	(1.82)	0.28[4]	0.27[4]	1.30[3]	189	11
12-31-2017	17.55	0.24[3]	3.36	3.60	(0.23)	(3.27)	—	(3.50)	17.65	22.39	0.28[4]	0.27[4]	1.30[3]	222	8
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
American International Trust
Series I
12-31-2021	21.41	0.41[3]	(0.80)	(0.39)	(0.42)	(0.04)	—	(0.46)	20.56	(1.81)	0.63[4]	0.63[4]	1.89[3]	145	9
12-31-2020	19.83	0.06[3]	2.46	2.52	(0.07)	(0.87)	—	(0.94)	21.41	13.56	0.64[4]	0.63[4]	0.32[3]	170	10
12-31-2019	17.67	0.22[3]	3.56	3.78	(0.18)	(1.44)	—	(1.62)	19.83	22.40	0.64[4]	0.63[4]	1.12[3]	137	10
12-31-2018	21.93	0.28[3]	(3.14)	(2.86)	(0.27)	(1.13)	—	(1.40)	17.67	(13.46)	0.63[4]	0.62[4]	1.32[3]	119	20
12-31-2017	17.71	0.19[3]	5.34	5.53	(0.18)	(1.13)	—	(1.31)	21.93	31.65	0.63[4]	0.62[4]	0.90[3]	132	9
Series II
12-31-2021	21.39	0.39[3]	(0.81)	(0.42)	(0.39)	(0.04)	—	(0.43)	20.54	(1.96)	0.78[4]	0.76[4]	1.80[3]	293	9
12-31-2020	19.82	0.03[3]	2.46	2.49	(0.05)	(0.87)	—	(0.92)	21.39	13.40	0.79[4]	0.76[4]	0.16[3]	317	10
12-31-2019	17.66	0.17[3]	3.59	3.76	(0.16)	(1.44)	—	(1.60)	19.82	22.27	0.79[4]	0.76[4]	0.88[3]	310	10
12-31-2018	21.92	0.24[3]	(3.13)	(2.89)	(0.24)	(1.13)	—	(1.37)	17.66	(13.59)	0.78[4]	0.75[4]	1.11[3]	300	20
12-31-2017	17.70	0.14[3]	5.36	5.50	(0.15)	(1.13)	—	(1.28)	21.92	31.49	0.78[4]	0.75[4]	0.69[3]	381	9
Series III
12-31-2021	21.34	0.50[3]	(0.82)	(0.32)	(0.50)	(0.04)	—	(0.54)	20.48	(1.50)	0.28[4]	0.28[4]	2.31[3]	36	9
12-31-2020	19.75	0.12[3]	2.47	2.59	(0.13)	(0.87)	—	(1.00)	21.34	13.98	0.29[4]	0.28[4]	0.64[3]	38	10
12-31-2019	17.59	0.26[3]	3.59	3.85	(0.25)	(1.44)	—	(1.69)	19.75	22.89	0.29[4]	0.28[4]	1.38[3]	37	10
12-31-2018	21.86	0.34[3]	(3.14)	(2.80)	(0.34)	(1.13)	—	(1.47)	17.59	(13.20)	0.28[4]	0.27[4]	1.61[3]	35	20
12-31-2017	17.65	0.24[3]	5.35	5.59	(0.25)	(1.13)	—	(1.38)	21.86	32.12	0.28[4]	0.27[4]	1.16[3]	43	9
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Blue Chip Growth Trust
Series I
12-31-2021	40.21	(0.20)	7.02	6.82	—	(6.08)	—	(6.08)	40.95	16.87	0.82	0.79	(0.46)	402	36
12-31-2020	34.45	(0.11)	11.57	11.46	—	(5.70)	—	(5.70)	40.21	34.30	0.83	0.80	(0.28)	383	24
12-31-2019	30.96	(0.02)	8.82	8.80	—	(5.31)	—	(5.31)	34.45	29.80	0.84	0.81	(0.04)	325	29
12-31-2018	34.92	(0.01)	1.32	1.31	(0.01)	(5.26)	—	(5.27)	30.96	1.97	0.84	0.80	(0.02)	289	35
12-31-2017	27.45	(0.01)	9.74	9.73	(0.02)	(2.24)	—	(2.26)	34.92	36.28	0.85	0.82	(0.02)	323	25
Series II
12-31-2021	38.48	(0.27)	6.71	6.44	—	(6.08)	—	(6.08)	38.84	16.63	1.02	0.99	(0.66)	146	36
12-31-2020	33.22	(0.17)	11.13	10.96	—	(5.70)	—	(5.70)	38.48	34.06	1.03	1.00	(0.48)	150	24
12-31-2019	30.07	(0.08)	8.54	8.46	—	(5.31)	—	(5.31)	33.22	29.53	1.04	1.01	(0.24)	134	29
12-31-2018	34.10	(0.08)	1.31	1.23	—	(5.26)	—	(5.26)	30.07	1.78	1.04	1.00	(0.22)	123	35
12-31-2017	26.89	(0.07)	9.52	9.45	—	(2.24)	—	(2.24)	34.10	35.96	1.05	1.02	(0.22)	132	25
Series NAV
12-31-2021	40.27	(0.18)	7.03	6.85	—	(6.08)	—	(6.08)	41.04	16.92	0.77	0.74	(0.41)	1,883	36
12-31-2020	34.47	(0.09)	11.59	11.50	—	(5.70)	—	(5.70)	40.27	34.40	0.78	0.75	(0.23)	1,823	24
12-31-2019	30.97	—[3]	8.81	8.81	—[3]	(5.31)	—	(5.31)	34.47	29.83	0.79	0.76	0.01	1,708	29
12-31-2018	34.92	0.01	1.32	1.33	(0.02)	(5.26)	—	(5.28)	30.97	2.03	0.79	0.75	0.04	1,512	35
12-31-2017	27.45	0.01	9.74	9.75	(0.04)	(2.24)	—	(2.28)	34.92	36.34	0.80	0.77	0.03	1,342	25
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
Capital Appreciation Trust
Series I
12-31-2021	7.60	(0.04)	1.26	1.22	—	(1.34)	—	(1.34)	7.48	15.75	0.79	0.78	(0.50)	272	40
12-31-2020	5.39	(0.02)	2.96	2.94	—	(0.73)	—	(0.73)	7.60	56.04	0.80	0.79	(0.32)	272	56
12-31-2019	12.09	(0.01)	2.92	2.91	(0.01)	(9.60)	—	(9.61)	5.39	32.89	0.81	0.81	(0.06)	195	40
12-31-2018	14.65	0.02	0.23	0.25	(0.04)	(2.77)	—	(2.81)	12.09	(0.80)	0.80	0.79	0.13	169	37
12-31-2017	11.69	—[3]	4.15	4.15	(0.01)	(1.18)	—	(1.19)	14.65	36.53	0.80	0.79	0.03	192	47
Series II
12-31-2021	6.57	(0.05)	1.10	1.05	—	(1.34)	—	(1.34)	6.28	15.64	0.99	0.98	(0.70)	88	40
12-31-2020	4.74	(0.03)	2.59	2.56	—	(0.73)	—	(0.73)	6.57	55.70	1.00	0.99	(0.52)	89	56
12-31-2019	11.61	(0.02)	2.75	2.73	—[3]	(9.60)	—	(9.60)	4.74	32.65	1.01	1.01	(0.26)	66	40
12-31-2018	14.16	(0.01)	0.24	0.23	(0.01)	(2.77)	—	(2.78)	11.61	(0.99)	1.00	0.99	(0.07)	58	37
12-31-2017	11.35	(0.02)	4.01	3.99	—	(1.18)	—	(1.18)	14.16	36.20	1.00	0.99	(0.17)	66	47
Series NAV
12-31-2021	7.66	(0.04)	1.27	1.23	—	(1.34)	—	(1.34)	7.55	15.76	0.74	0.73	(0.45)	436	40
12-31-2020	5.42	(0.02)	2.99	2.97	—	(0.73)	—	(0.73)	7.66	56.29	0.75	0.74	(0.27)	382	56
12-31-2019	12.11	—[3]	2.92	2.92	(0.01)	(9.60)	—	(9.61)	5.42	32.88	0.76	0.76	(0.01)	282	40
12-31-2018	14.67	0.03	0.23	0.26	(0.05)	(2.77)	—	(2.82)	12.11	(0.72)	0.75	0.74	0.20	281	37
12-31-2017	11.71	0.01	4.15	4.16	(0.02)	(1.18)	—	(1.20)	14.67	36.51	0.75	0.74	0.08	798	47
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Value Trust
Series I
12-31-2021	13.39	0.09	2.31	2.40	(0.11)	(1.62)	—	(1.73)	14.06	18.13	0.93	0.88	0.63	8	55
12-31-2020	12.55	0.11	1.98	2.09	(0.15)	(1.10)	—	(1.25)	13.39	17.40	0.94	0.90	0.85	6	88
12-31-2019	10.92	0.16	2.44	2.60	(0.17)	(0.80)	—	(0.97)	12.55	24.31	0.93	0.89	1.33	8	45
12-31-2018	11.98	0.28[3]	(0.18)	0.10	(0.25)	(0.91)	—	(1.16)	10.92	0.39	0.92	0.88	2.35[3]	4	78
12-31-2017	11.08	0.13	1.52	1.65	(0.17)	(0.58)	—	(0.75)	11.98	15.15	0.92	0.88	1.12	4	64
Series II
12-31-2021	13.32	0.06	2.29	2.35	(0.08)	(1.62)	—	(1.70)	13.97	17.85	1.13	1.08	0.43	290	55
12-31-2020	12.49	0.09	1.96	2.05	(0.12)	(1.10)	—	(1.22)	13.32	17.19	1.14	1.10	0.68	287	88
12-31-2019	10.87	0.14	2.42	2.56	(0.14)	(0.80)	—	(0.94)	12.49	24.10	1.13	1.09	1.17	278	45
12-31-2018	11.94	0.26[3]	(0.19)	0.07	(0.23)	(0.91)	—	(1.14)	10.87	0.11	1.12	1.08	2.15[3]	259	78
12-31-2017	11.04	0.11	1.52	1.63	(0.15)	(0.58)	—	(0.73)	11.94	14.99	1.12	1.08	0.92	305	64
Series NAV
12-31-2021	13.35	0.10	2.30	2.40	(0.12)	(1.62)	—	(1.74)	14.01	18.16	0.88	0.83	0.68	198	55
12-31-2020	12.52	0.12	1.96	2.08	(0.15)	(1.10)	—	(1.25)	13.35	17.42	0.89	0.85	0.93	156	88
12-31-2019	10.89	0.17	2.43	2.60	(0.17)	(0.80)	—	(0.97)	12.52	24.44	0.88	0.84	1.41	127	45
12-31-2018	11.95	0.29[3]	(0.18)	0.11	(0.26)	(0.91)	—	(1.17)	10.89	0.45	0.87	0.83	2.40[3]	91	78
12-31-2017	11.06	0.14	1.51	1.65	(0.18)	(0.58)	—	(0.76)	11.95	15.14	0.87	0.83	1.17	92	64
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.12 and 1.00%, respectively.
Disciplined Value International Trust
Series I
12-31-2021	13.05	0.46	1.25	1.71	(0.38)	—	—	(0.38)	14.38	13.06	0.93	0.92	3.21	78	60
12-31-2020	12.92	0.21	0.17	0.38	(0.25)	—	—	(0.25)	13.05	3.27	0.94	0.94	1.85	77	190[3]
12-31-2019	11.84	0.30	1.13	1.43	(0.35)	—	—	(0.35)	12.92	12.33	0.94	0.94	2.39	83	36
12-31-2018	14.33	0.26	(2.41)	(2.15)	(0.34)	—	—	(0.34)	11.84	(15.03)	0.92	0.91	1.87	84	34
12-31-2017	12.45	0.25	1.89	2.14	(0.26)	—	—	(0.26)	14.33	17.14	0.93	0.92	1.84	113	27
Series II
12-31-2021	13.04	0.43	1.25	1.68	(0.35)	—	—	(0.35)	14.37	12.86	1.13	1.12	3.02	46	60
12-31-2020	12.91	0.19	0.17	0.36	(0.23)	—	—	(0.23)	13.04	3.07	1.14	1.14	1.65	46	190[3]
12-31-2019	11.83	0.27	1.14	1.41	(0.33)	—	—	(0.33)	12.91	12.13	1.14	1.14	2.19	50	36
12-31-2018	14.32	0.23	(2.40)	(2.17)	(0.32)	—	—	(0.32)	11.83	(15.17)	1.12	1.11	1.67	50	34
12-31-2017	12.44	0.23	1.88	2.11	(0.23)	—	—	(0.23)	14.32	16.88	1.13	1.12	1.65	69	27
Series NAV
12-31-2021	12.94	0.46	1.24	1.70	(0.38)	—	—	(0.38)	14.26	13.15	0.88	0.87	3.26	193	60
12-31-2020	12.82	0.21	0.16	0.37	(0.25)	—	—	(0.25)	12.94	3.27	0.89	0.89	1.90	178	190[3]
12-31-2019	11.75	0.30	1.13	1.43	(0.36)	—	—	(0.36)	12.82	12.41	0.89	0.89	2.41	177	36
12-31-2018	14.22	0.27	(2.39)	(2.12)	(0.35)	—	—	(0.35)	11.75	(14.96)	0.87	0.86	1.98	167	34
12-31-2017	12.35	0.26	1.87	2.13	(0.26)	—	—	(0.26)	14.22	17.25	0.88	0.87	1.89	686	27
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Emerging Markets Value Trust
Series I
12-31-2021	9.67	0.26	0.83	1.09	(0.26)	—	—	(0.26)	10.50	11.18	1.09	1.08	2.48	7	26
12-31-2020	9.57	0.16	0.14	0.30	(0.20)	—	—	(0.20)	9.67	3.56	1.21	1.20	1.99	6	26
12-31-2019	8.93	0.16	0.78	0.94	(0.30)	—	—	(0.30)	9.57	10.94	1.18	1.17	1.79	6	23
12-31-2018	10.63	0.19	(1.63)	(1.44)	(0.26)	—	—	(0.26)	8.93	(13.60)	1.12	1.12	1.91	7	14
12-31-2017	8.14	0.13	2.52	2.65	(0.16)	—	—	(0.16)	10.63	32.70	1.12	1.12	1.30	8	28[3]
Series II
12-31-2021	9.67	0.24	0.84	1.08	(0.24)	—	—	(0.24)	10.51	11.08	1.29	1.28	2.27	34	26
12-31-2020	9.57	0.15	0.14	0.29	(0.19)	—	—	(0.19)	9.67	3.36	1.41	1.40	1.82	33	26
12-31-2019	8.93	0.15	0.77	0.92	(0.28)	—	—	(0.28)	9.57	10.71	1.38	1.37	1.64	35	23
12-31-2018	10.63	0.17	(1.63)	(1.46)	(0.24)	—	—	(0.24)	8.93	(13.79)	1.32	1.32	1.72	35	14
12-31-2017	8.14	(0.02)	2.65	2.63	(0.14)	—	—	(0.14)	10.63	32.47	1.32	1.32	(0.19)	48	28[3]
Series NAV
12-31-2021	9.65	0.27	0.83	1.10	(0.26)	—	—	(0.26)	10.49	11.25	1.04	1.03	2.55	210	26
12-31-2020	9.55	0.17	0.14	0.31	(0.21)	—	—	(0.21)	9.65	3.72	1.16	1.15	2.07	194	26
12-31-2019	8.92	0.17	0.76	0.93	(0.30)	—	—	(0.30)	9.55	10.89	1.13	1.12	1.87	193	23
12-31-2018	10.61	0.21	(1.63)	(1.42)	(0.27)	—	—	(0.27)	8.92	(13.48)	1.07	1.07	2.04	168	14
12-31-2017	8.13	0.16	2.49	2.65	(0.17)	—	—	(0.17)	10.61	32.67	1.07	1.07	1.68	724	28[3]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity.
Equity Income Trust
Series I
12-31-2021	13.79	0.26	3.23	3.49	(0.32)	(0.33)	—	(0.65)	16.63	25.42	0.77	0.74	1.62	250	21
12-31-2020	15.35	0.30	(0.40)	(0.10)	(0.41)	(1.05)	—	(1.46)	13.79	1.02	0.79	0.76	2.32	225	28
12-31-2019	13.65	0.35	3.07	3.42	(0.31)	(1.41)	—	(1.72)	15.35	26.34	0.80	0.77	2.30	255	18[3]
12-31-2018	17.50	0.35	(1.74)	(1.39)	(0.30)	(2.16)	—	(2.46)	13.65	(9.58)	0.81	0.78	2.12	215	18
12-31-2017	16.67	0.32	2.24	2.56	(0.39)	(1.34)	—	(1.73)	17.50	16.29	0.82	0.78	1.88	276	21
Series II
12-31-2021	13.70	0.23	3.21	3.44	(0.29)	(0.33)	—	(0.62)	16.52	25.21	0.97	0.94	1.42	130	21
12-31-2020	15.27	0.27	(0.40)	(0.13)	(0.39)	(1.05)	—	(1.44)	13.70	0.75	0.99	0.96	2.11	120	28
12-31-2019	13.58	0.31	3.07	3.38	(0.28)	(1.41)	—	(1.69)	15.27	26.17	1.00	0.97	2.10	137	18[3]
12-31-2018	17.42	0.32	(1.73)	(1.41)	(0.27)	(2.16)	—	(2.43)	13.58	(9.75)	1.01	0.98	1.92	111	18
12-31-2017	16.61	0.29	2.21	2.50	(0.35)	(1.34)	—	(1.69)	17.42	16.00	1.02	0.98	1.68	145	21
Series NAV
12-31-2021	13.70	0.27	3.21	3.48	(0.33)	(0.33)	—	(0.66)	16.52	25.49	0.72	0.69	1.67	1,311	21
12-31-2020	15.27	0.31	(0.41)	(0.10)	(0.42)	(1.05)	—	(1.47)	13.70	1.01	0.74	0.71	2.38	1,139	28
12-31-2019	13.58	0.35	3.07	3.42	(0.32)	(1.41)	—	(1.73)	15.27	26.47	0.75	0.72	2.34	1,304	18[3]
12-31-2018	17.42	0.36	(1.73)	(1.37)	(0.31)	(2.16)	—	(2.47)	13.58	(9.52)	0.76	0.73	2.18	1,149	18
12-31-2017	16.61	0.33	2.22	2.55	(0.40)	(1.34)	—	(1.74)	17.42	16.28	0.77	0.73	1.93	1,393	21
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Financial Industries Trust
Series I
12-31-2021	12.79	0.15	3.65	3.80	(0.13)	(0.08)	—	(0.21)	16.38	29.70	0.90	0.89	0.96	132	74
12-31-2020	14.08	0.14	(0.06)	0.08	(0.17)	(1.20)	—	(1.37)	12.79	2.17	0.94	0.93	1.15	93	44
12-31-2019	11.90	0.21	3.39	3.60	(0.60)	(0.82)	—	(1.42)	14.08	31.79	0.91	0.90	1.53	113	28
12-31-2018	14.99	0.20	(2.15)	(1.95)	(0.18)	(0.96)	—	(1.14)	11.90	(14.49)	0.89	0.88	1.34	120	25
12-31-2017	13.16	0.17	1.83	2.00	(0.17)	—	—	(0.17)	14.99	15.28	0.88	0.87	1.20	170	42
Series II
12-31-2021	12.67	0.11	3.62	3.73	(0.11)	(0.08)	—	(0.19)	16.21	29.38	1.10	1.09	0.75	22	74
12-31-2020	13.96	0.11	(0.05)	0.06	(0.15)	(1.20)	—	(1.35)	12.67	1.99	1.14	1.13	0.95	15	44
12-31-2019	11.79	0.18	3.36	3.54	(0.55)	(0.82)	—	(1.37)	13.96	31.51	1.11	1.10	1.32	17	28
12-31-2018	14.88	0.17	(2.13)	(1.96)	(0.17)	(0.96)	—	(1.13)	11.79	(14.62)	1.09	1.08	1.14	15	25
12-31-2017	13.07	0.14	1.81	1.95	(0.14)	—	—	(0.14)	14.88	15.02	1.08	1.07	0.99	19	42
Series NAV
12-31-2021	12.75	0.15	3.64	3.79	(0.14)	(0.08)	—	(0.22)	16.32	29.70	0.85	0.84	1.01	34	74
12-31-2020	14.03	0.14	(0.04)	0.10	(0.18)	(1.20)	—	(1.38)	12.75	2.31	0.89	0.88	1.20	25	44
12-31-2019	11.88	0.21	3.38	3.59	(0.62)	(0.82)	—	(1.44)	14.03	31.71	0.86	0.85	1.57	28	28
12-31-2018	14.95	0.21	(2.14)	(1.93)	(0.18)	(0.96)	—	(1.14)	11.88	(14.38)	0.84	0.83	1.39	29	25
12-31-2017	13.13	0.17	1.83	2.00	(0.18)	—	—	(0.18)	14.95	15.29	0.83	0.82	1.25	48	42
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Fundamental All Cap Core Trust
Series I
12-31-2021	30.15	0.04	9.14	9.18	(0.04)	(2.89)	—	(2.93)	36.40	30.63	0.76	0.75	0.11	138	14
12-31-2020	24.56	0.06	6.42	6.48	(0.10)	(0.79)	—	(0.89)	30.15	26.87	0.76	0.76	0.26	120	19
12-31-2019	19.64	0.11	6.79	6.90	(0.10)	(1.88)	—	(1.98)	24.56	36.45	0.77	0.76	0.48	119	15
12-31-2018	25.83	0.09	(2.79)	(2.70)	(0.10)	(3.39)	—	(3.49)	19.64	(13.16)	0.76	0.76	0.36	122	24
12-31-2017	20.89	0.11	5.58	5.69	(0.18)	(0.57)	—	(0.75)	25.83	27.70	0.76	0.76	0.46	172	42
Series II
12-31-2021	30.06	(0.03)	9.10	9.07	—	(2.89)	—	(2.89)	36.24	30.34	0.96	0.95	(0.09)	62	14
12-31-2020	24.49	0.01	6.40	6.41	(0.05)	(0.79)	—	(0.84)	30.06	26.65	0.96	0.96	0.05	51	19
12-31-2019	19.59	0.06	6.78	6.84	(0.06)	(1.88)	—	(1.94)	24.49	36.18	0.97	0.96	0.28	49	15
12-31-2018	25.77	0.04	(2.78)	(2.74)	(0.05)	(3.39)	—	(3.44)	19.59	(13.34)	0.96	0.96	0.17	41	24
12-31-2017	20.84	0.06	5.58	5.64	(0.14)	(0.57)	—	(0.71)	25.77	27.43	0.96	0.96	0.27	54	42
Series NAV
12-31-2021	30.34	0.06	9.21	9.27	(0.06)	(2.89)	—	(2.95)	36.66	30.68	0.71	0.70	0.16	2,457	14
12-31-2020	24.71	0.08	6.45	6.53	(0.11)	(0.79)	—	(0.90)	30.34	26.97	0.71	0.71	0.30	2,017	19
12-31-2019	19.74	0.12	6.84	6.96	(0.11)	(1.88)	—	(1.99)	24.71	36.58	0.72	0.71	0.52	1,700	15
12-31-2018	25.96	0.11	(2.82)	(2.71)	(0.12)	(3.39)	—	(3.51)	19.74	(13.16)	0.71	0.71	0.42	1,347	24
12-31-2017	20.98	0.12	5.62	5.74	(0.19)	(0.57)	—	(0.76)	25.96	27.77	0.71	0.71	0.51	1,662	42
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Fundamental Large Cap Value Trust
Series I
12-31-2021	25.10	0.22	7.34	7.56	(0.24)	(3.51)	—	(3.75)	28.91	29.96	0.77	0.76	0.75	483	29
12-31-2020	23.13	0.21	2.44	2.65	(0.24)	(0.44)	—	(0.68)	25.10	11.96	0.79	0.78	0.95	391	44
12-31-2019	17.51	0.25	5.97	6.22	(0.25)	(0.35)	—	(0.60)	23.13	35.85	0.78	0.77	1.17	403	13
12-31-2018	21.36	0.25	(3.87)	(3.62)	(0.23)	—	—	(0.23)	17.51	(17.03)	0.75	0.74	1.18	366	31
12-31-2017	18.49	0.23	2.97	3.20	(0.33)	—	—	(0.33)	21.36	17.43	0.74	0.73	1.19	525	30
Series II
12-31-2021	25.28	0.16	7.39	7.55	(0.18)	(3.51)	—	(3.69)	29.14	29.72	0.97	0.96	0.55	177	29
12-31-2020	23.29	0.16	2.47	2.63	(0.20)	(0.44)	—	(0.64)	25.28	11.75	0.99	0.98	0.75	160	44
12-31-2019	17.63	0.21	6.00	6.21	(0.20)	(0.35)	—	(0.55)	23.29	35.59	0.98	0.97	0.97	164	13
12-31-2018	21.51	0.21	(3.90)	(3.69)	(0.19)	—	—	(0.19)	17.63	(17.23)	0.95	0.94	0.98	150	31
12-31-2017	18.61	0.20	2.99	3.19	(0.29)	—	—	(0.29)	21.51	17.20	0.94	0.93	0.99	205	30
Series NAV
12-31-2021	25.11	0.23	7.34	7.57	(0.25)	(3.51)	—	(3.76)	28.92	30.00	0.72	0.71	0.79	163	29
12-31-2020	23.14	0.21	2.45	2.66	(0.25)	(0.44)	—	(0.69)	25.11	12.01	0.74	0.73	0.99	125	44
12-31-2019	17.51	0.25	5.99	6.24	(0.26)	(0.35)	—	(0.61)	23.14	35.97	0.73	0.72	1.21	97	13
12-31-2018	21.37	0.26	(3.88)	(3.62)	(0.24)	—	—	(0.24)	17.51	(17.03)	0.70	0.69	1.23	79	31
12-31-2017	18.49	0.24	2.98	3.22	(0.34)	—	—	(0.34)	21.37	17.54	0.69	0.68	1.23	92	30
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Global Equity Trust
Series I
12-31-2021	20.89	0.39	4.06	4.45	—	—	—	—	25.34	21.30	0.93	0.92	1.68	277	64
12-31-2020	20.04	0.18	1.09	1.27	(0.23)	(0.17)	(0.02)	(0.42)	20.89	6.60	1.06	1.05	0.96	265	120[3,4]
12-31-2019	18.37	0.49	2.32	2.81	(0.42)	(0.72)	—	(1.14)	20.04	16.04	1.00	0.95	2.51	115	20
12-31-2018	21.93	0.41	(3.58)	(3.17)	(0.39)	—	—	(0.39)	18.37	(14.49)	0.98	0.95	1.91	115	30
12-31-2017	18.78	0.41	3.14	3.55	(0.40)	—	—	(0.40)	21.93	18.88	0.96	0.94	2.00	148	28
Series II
12-31-2021	20.79	0.34	4.04	4.38	—	—	—	—	25.17	21.01	1.13	1.12	1.46	29	64
12-31-2020	19.95	0.18	1.04	1.22	(0.19)	(0.17)	(0.02)	(0.38)	20.79	6.42	1.26	1.25	0.96	27	120[3,4]
12-31-2019	18.29	0.45	2.31	2.76	(0.38)	(0.72)	—	(1.10)	19.95	15.83	1.20	1.15	2.31	31	20
12-31-2018	21.83	0.37	(3.56)	(3.19)	(0.35)	—	—	(0.35)	18.29	(14.65)	1.18	1.15	1.72	31	30
12-31-2017	18.70	0.39	3.10	3.49	(0.36)	—	—	(0.36)	21.83	18.63	1.16	1.14	1.80	44	28
Series NAV
12-31-2021	20.87	0.39	4.06	4.45	—	—	—	—	25.32	21.32	0.88	0.87	1.69	51	64
12-31-2020	20.01	0.22	1.07	1.29	(0.24)	(0.17)	(0.02)	(0.43)	20.87	6.71	1.01	1.00	1.20	44	120[3,4]
12-31-2019	18.35	0.49	2.32	2.81	(0.43)	(0.72)	—	(1.15)	20.01	16.06	0.95	0.90	2.53	43	20
12-31-2018	21.90	0.42	(3.56)	(3.14)	(0.41)	—	—	(0.41)	18.35	(14.42)	0.93	0.90	1.94	38	30
12-31-2017	18.76	0.42	3.13	3.55	(0.41)	—	—	(0.41)	21.90	18.90	0.91	0.89	2.05	48	28
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees. 4 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Health Sciences Trust
Series I
12-31-2021	31.07	(0.15)	3.67	3.52	—	(3.30)	—	(3.30)	31.29	11.19	1.08	1.03	(0.47)	80	29
12-31-2020	27.18	(0.09)	7.18	7.09	—	(3.20)	—	(3.20)	31.07	27.17	1.15	1.09	(0.32)	80	38
12-31-2019	22.87	(0.08)	6.36	6.28	—	(1.97)	—	(1.97)	27.18	28.68	1.16	1.10	(0.32)	72	34
12-31-2018	25.03	(0.07)	0.57	0.50	—	(2.66)	—	(2.66)	22.87	0.69	1.16	1.09	(0.27)	99	42
12-31-2017	21.83	(0.08)	5.91	5.83	—	(2.63)	—	(2.63)	25.03	27.51	1.16	1.10	(0.31)	107	39
Series II
12-31-2021	27.95	(0.19)	3.30	3.11	—	(3.30)	—	(3.30)	27.76	10.97	1.28	1.23	(0.67)	75	29
12-31-2020	24.78	(0.13)	6.50	6.37	—	(3.20)	—	(3.20)	27.95	26.89	1.35	1.29	(0.52)	84	38
12-31-2019	21.05	(0.12)	5.82	5.70	—	(1.97)	—	(1.97)	24.78	28.40	1.36	1.30	(0.53)	71	34
12-31-2018	23.26	(0.11)	0.56	0.45	—	(2.66)	—	(2.66)	21.05	0.52	1.36	1.29	(0.47)	66	42
12-31-2017	20.48	(0.12)	5.53	5.41	—	(2.63)	—	(2.63)	23.26	27.26	1.36	1.30	(0.51)	75	39
Series NAV
12-31-2021	31.68	(0.14)	3.74	3.60	—	(3.30)	—	(3.30)	31.98	11.23	1.03	0.98	(0.42)	183	29
12-31-2020	27.64	(0.08)	7.32	7.24	—	(3.20)	—	(3.20)	31.68	27.26	1.10	1.04	(0.27)	162	38
12-31-2019	23.22	(0.08)	6.47	6.39	—	(1.97)	—	(1.97)	27.64	28.67	1.11	1.05	(0.29)	130	34
12-31-2018	25.37	(0.06)	0.57	0.51	—	(2.66)	—	(2.66)	23.22	0.76	1.11	1.04	(0.22)	107	42
12-31-2017	22.09	(0.07)	5.98	5.91	—	(2.63)	—	(2.63)	25.37	27.61	1.11	1.05	(0.26)	108	39
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
International Equity Index Trust
Series I
12-31-2021	19.55	0.48	1.02	1.50	(0.55)	(0.25)	—	(0.80)	20.25	7.59	0.65	0.39	2.29	371	5
12-31-2020	18.30	0.35	1.51	1.86	(0.44)	(0.17)	—	(0.61)	19.55	10.64	0.66	0.39	2.07	361	5
12-31-2019	15.44	0.50	2.77	3.27	(0.41)	—	—	(0.41)	18.30	21.37	0.67	0.39	2.92	359	5[3]
12-31-2018	18.44	0.45	(3.02)	(2.57)	(0.42)	(0.01)	—	(0.43)	15.44	(14.09)	0.66	0.39	2.55	334	2
12-31-2017	14.79	0.40	3.63	4.03	(0.38)	—	—	(0.38)	18.44	27.30	0.68	0.39	2.33	399	3
Series II
12-31-2021	19.58	0.43	1.02	1.45	(0.51)	(0.25)	—	(0.76)	20.27	7.33	0.85	0.59	2.09	23	5
12-31-2020	18.32	0.32	1.51	1.83	(0.40)	(0.17)	—	(0.57)	19.58	10.48	0.86	0.59	1.87	23	5
12-31-2019	15.46	0.44	2.80	3.24	(0.38)	—	—	(0.38)	18.32	21.11	0.87	0.59	2.55	22	5[3]
12-31-2018	18.46	0.42	(3.03)	(2.61)	(0.38)	(0.01)	—	(0.39)	15.46	(14.27)	0.86	0.59	2.37	14	2
12-31-2017	14.81	0.36	3.63	3.99	(0.34)	—	—	(0.34)	18.46	27.04	0.88	0.59	2.14	18	3
Series NAV
12-31-2021	19.55	0.48	1.02	1.50	(0.56)	(0.25)	—	(0.81)	20.24	7.59	0.60	0.34	2.33	535	5
12-31-2020	18.29	0.36	1.51	1.87	(0.44)	(0.17)	—	(0.61)	19.55	10.76	0.61	0.34	2.11	484	5
12-31-2019	15.43	0.50	2.78	3.28	(0.42)	—	—	(0.42)	18.29	21.44	0.62	0.34	2.91	458	5[3]
12-31-2018	18.44	0.46	(3.03)	(2.57)	(0.43)	(0.01)	—	(0.44)	15.43	(14.10)	0.61	0.34	2.58	331	2
12-31-2017	14.78	0.41	3.63	4.04	(0.38)	—	—	(0.38)	18.44	27.45	0.63	0.34	2.39	377	3
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
International Small Company Trust
Series I
12-31-2021	14.73	0.21	1.82	2.03	(0.21)	(0.47)	—	(0.68)	16.08	13.72	1.08	1.07	1.31	26	23
12-31-2020	14.38	0.15	0.93	1.08	(0.28)	(0.45)	—	(0.73)	14.73	8.37	1.23	1.22	1.20	27	14
12-31-2019	12.55	0.24	2.47	2.71	(0.30)	(0.58)	—	(0.88)	14.38	22.60	1.20	1.19	1.76	28	12
12-31-2018	15.95	0.24	(3.45)	(3.21)	(0.19)	—	—	(0.19)	12.55	(20.09)	1.15	1.14	1.55	25	20
12-31-2017	12.46	0.20	3.50	3.70	(0.21)	—	—	(0.21)	15.95	29.46	1.18	1.17	1.42	38	14
Series II
12-31-2021	14.71	0.18	1.81	1.99	(0.18)	(0.47)	—	(0.65)	16.05	13.47	1.28	1.27	1.12	15	23
12-31-2020	14.36	0.13	0.92	1.05	(0.25)	(0.45)	—	(0.70)	14.71	8.17	1.43	1.42	0.99	15	14
12-31-2019	12.51	0.21	2.47	2.68	(0.25)	(0.58)	—	(0.83)	14.36	22.35	1.40	1.39	1.55	15	12
12-31-2018	15.93	0.20	(3.43)	(3.23)	(0.19)	—	—	(0.19)	12.51	(20.27)	1.35	1.34	1.34	14	20
12-31-2017	12.45	0.18	3.48	3.66	(0.18)	—	—	(0.18)	15.93	29.17	1.38	1.37	1.22	21	14
Series NAV
12-31-2021	14.74	0.22	1.82	2.04	(0.22)	(0.47)	—	(0.69)	16.09	13.77	1.03	1.02	1.37	88	23
12-31-2020	14.39	0.16	0.92	1.08	(0.28)	(0.45)	—	(0.73)	14.74	8.41	1.18	1.17	1.25	75	14
12-31-2019	12.56	0.25	2.48	2.73	(0.32)	(0.58)	—	(0.90)	14.39	22.70	1.15	1.14	1.81	73	12
12-31-2018	15.96	0.24	(3.44)	(3.20)	(0.20)	—	—	(0.20)	12.56	(20.08)	1.10	1.09	1.58	74	20
12-31-2017	12.46	0.21	3.50	3.71	(0.21)	—	—	(0.21)	15.96	29.60	1.13	1.12	1.42	93	14
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Lifestyle Balanced Portfolio
Series I
12-31-2021	16.40	0.37[3]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12[4]	0.11[4]	2.18[3]	42	10
12-31-2020	15.43	0.38[3]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12[4]	0.12[4]	2.45[3]	41	15
12-31-2019	13.76	0.33[3]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12[4]	0.12[4]	2.19[3]	37	11
12-31-2018	14.98	0.32[3]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12[4]	0.12[4]	2.13[3]	32	8
12-31-2017	13.78	0.33[3]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12[4]	0.12[4]	2.22[3]	35	6
Series II
12-31-2021	16.43	0.34[3]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32[4]	0.31[4]	1.98[3]	997	10
12-31-2020	15.46	0.35[3]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32[4]	0.32[4]	2.26[3]	960	15
12-31-2019	13.78	0.29[3]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32[4]	0.32[4]	1.94[3]	860	11
12-31-2018	15.01	0.27[3]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32[4]	0.32[4]	1.84[3]	781	8
12-31-2017	13.80	0.29[3]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32[4]	0.32[4]	1.97[3]	942	6
Series NAV
12-31-2021	16.38	0.40[3]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07[4]	0.06[4]	2.33[3]	161	10
12-31-2020	15.42	0.40[3]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07[4]	0.07[4]	2.57[3]	136	15
12-31-2019	13.74	0.34[3]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07[4]	0.07[4]	2.29[3]	113	11
12-31-2018	14.97	0.34[3]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07[4]	0.07[4]	2.28[3]	89	8
12-31-2017	13.77	0.34[3]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07[4]	0.07[4]	2.40[3]	83	6
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Conservative Portfolio
Series I
12-31-2021	14.43	0.38[3]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14[4]	0.13[4]	2.62[3]	18	22
12-31-2020	13.68	0.45[3]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15[4]	0.13[4]	3.19[3]	16	21
12-31-2019	12.67	0.32[3]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15[4]	0.13[4]	2.36[3]	12	21
12-31-2018	13.39	0.33[3]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16[4]	0.12[4]	2.48[3]	11	21
12-31-2017	12.91	0.34[3]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16[4]	0.13[4]	2.69[3]	12	12
Series II
12-31-2021	14.45	0.32[3]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34[4]	0.33[4]	2.19[3]	200	22
12-31-2020	13.70	0.38[3]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35[4]	0.33[4]	2.71[3]	208	21
12-31-2019	12.69	0.30[3]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35[4]	0.33[4]	2.20[3]	170	21
12-31-2018	13.41	0.30[3]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36[4]	0.32[4]	2.29[3]	164	21
12-31-2017	12.93	0.30[3]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36[4]	0.33[4]	2.21[3]	166	12
Series NAV
12-31-2021	14.42	0.33[3]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09[4]	0.08[4]	2.24[3]	8	22
12-31-2020	13.67	0.57[3]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10[4]	0.08[4]	4.03[3]	9	21
12-31-2019	12.66	0.31[3]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10[4]	0.08[4]	2.29[3]	4	21
12-31-2018	13.38	0.36[3]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11[4]	0.07[4]	2.70[3]	5	21
12-31-2017	12.90	0.35[3]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11[4]	0.08[4]	2.75[3]	4	12
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Lifestyle Growth Portfolio
Series I
12-31-2021	17.79	0.37[3]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11[4]	0.11[4]	1.97[3]	252	12[5]
12-31-2020	16.92	0.36[3]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12[4]	0.11[4]	2.19[3]	236	13
12-31-2019	14.86	0.32[3]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12[4]	0.11[4]	1.96[3]	224	7
12-31-2018	16.41	0.30[3]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11[4]	0.11[4]	1.85[3]	207	5
12-31-2017	14.53	0.45[3]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12[4]	0.11[4]	3.34[3]	242	4[5]
Series II
12-31-2021	17.81	0.33[3]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31[4]	0.31[4]	1.72[3]	5,588	12[5]
12-31-2020	16.94	0.33[3]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32[4]	0.31[4]	1.97[3]	5,588	13
12-31-2019	14.88	0.29[3]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32[4]	0.31[4]	1.75[3]	5,567	7
12-31-2018	16.43	0.27[3]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31[4]	0.31[4]	1.62[3]	5,225	5
12-31-2017	14.55	0.40[3]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32[4]	0.31[4]	2.89[3]	6,456	4[5]
Series NAV
12-31-2021	17.78	0.40[3]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06[4]	0.06[4]	2.12[3]	587	12[5]
12-31-2020	16.91	0.38[3]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07[4]	0.06[4]	2.30[3]	477	13
12-31-2019	14.85	0.34[3]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07[4]	0.06[4]	2.10[3]	415	7
12-31-2018	16.40	0.33[3]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06[4]	0.06[4]	2.00[3]	339	5
12-31-2017	14.52	0.46[3]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07[4]	0.06[4]	3.61[3]	346	4[5]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Moderate Portfolio
Series I
12-31-2021	15.74	0.38[3]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13[4]	0.13[4]	2.36[3]	16	13
12-31-2020	14.85	0.40[3]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14[4]	0.13[4]	2.64[3]	14	17
12-31-2019	13.38	0.33[3]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14[4]	0.13[4]	2.28[3]	12	15
12-31-2018	14.44	0.31[3]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14[4]	0.13[4]	2.17[3]	10	8
12-31-2017	13.50	0.33[3]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14[4]	0.13[4]	2.35[3]	11	7
Series II
12-31-2021	15.77	0.33[3]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33[4]	0.33[4]	2.05[3]	301	13
12-31-2020	14.88	0.37[3]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34[4]	0.33[4]	2.43[3]	307	17
12-31-2019	13.41	0.29[3]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34[4]	0.33[4]	2.00[3]	269	15
12-31-2018	14.47	0.28[3]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34[4]	0.33[4]	1.94[3]	247	8
12-31-2017	13.52	0.30[3]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34[4]	0.33[4]	2.04[3]	295	7
Series NAV
12-31-2021	15.74	0.40[3]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08[4]	0.08[4]	2.44[3]	45	13
12-31-2020	14.84	0.40[3]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09[4]	0.08[4]	2.67[3]	35	17
12-31-2019	13.38	0.35[3]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09[4]	0.08[4]	2.39[3]	30	15
12-31-2018	14.44	0.35[3]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09[4]	0.08[4]	2.46[3]	22	8
12-31-2017	13.49	0.35[3]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09[4]	0.08[4]	2.59[3]	20	7
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 4 Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Mid Cap Growth Trust
Series I
12-31-2021	26.19	(0.19)	1.58	1.39	—	(7.72)	—	(7.72)	19.86	3.54	0.92	0.92	(0.71)	215	91
12-31-2020	18.07	(0.13)	11.50	11.37	—	(3.25)	—	(3.25)	26.19	65.39	0.93	0.92	(0.61)	234	98
12-31-2019	15.79	(0.10)	5.44	5.34	—	(3.06)	—	(3.06)	18.07	34.53	0.93	0.93	(0.54)	168	64
12-31-2018	17.82	(0.08)	0.15	0.07	—	(2.10)	—	(2.10)	15.79	(1.56)	0.93	0.92	(0.41)	142	69
12-31-2017	14.16	(0.03)	4.04	4.01	—	(0.35)	—	(0.35)	17.82	28.54	0.93	0.92	(0.16)	166	71
Series II
12-31-2021	23.93	(0.22)	1.48	1.26	—	(7.72)	—	(7.72)	17.47	3.30	1.12	1.12	(0.92)	105	91
12-31-2020	16.74	(0.16)	10.60	10.44	—	(3.25)	—	(3.25)	23.93	65.02	1.13	1.12	(0.81)	120	98
12-31-2019	14.83	(0.13)	5.10	4.97	—	(3.06)	—	(3.06)	16.74	34.25	1.13	1.13	(0.74)	86	64
12-31-2018	16.87	(0.11)	0.17	0.06	—	(2.10)	—	(2.10)	14.83	(1.71)	1.13	1.12	(0.61)	73	69
12-31-2017	13.45	(0.06)	3.83	3.77	—	(0.35)	—	(0.35)	16.87	28.26	1.13	1.12	(0.36)	85	71
Series NAV
12-31-2021	26.70	(0.18)	1.60	1.42	—	(7.72)	—	(7.72)	20.40	3.58	0.87	0.87	(0.66)	611	91
12-31-2020	18.37	(0.12)	11.70	11.58	—	(3.25)	—	(3.25)	26.70	65.47	0.88	0.87	(0.55)	635	98
12-31-2019	16.00	(0.09)	5.52	5.43	—	(3.06)	—	(3.06)	18.37	34.63	0.88	0.88	(0.49)	535	64
12-31-2018	18.03	(0.07)	0.14	0.07	—	(2.10)	—	(2.10)	16.00	(1.54)	0.88	0.87	(0.35)	454	69
12-31-2017	14.31	(0.02)	4.09	4.07	—	(0.35)	—	(0.35)	18.03	28.66	0.88	0.87	(0.12)	501	71
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Cap Index Trust
Series I
12-31-2021	21.34	0.19	4.95	5.14	(0.23)	(1.36)	—	(1.59)	24.89	24.21	0.56	0.45	0.78	1,086	17
12-31-2020	21.39	0.21	2.19	2.40	(0.32)	(2.13)	—	(2.45)	21.34	13.22	0.56	0.46	1.10	996	14
12-31-2019	18.83	0.26	4.36	4.62	(0.24)	(1.82)	—	(2.06)	21.39	25.59	0.56	0.45	1.22	1,047	15
12-31-2018	23.00	0.27	(2.60)	(2.33)	(0.25)	(1.59)	—	(1.84)	18.83	(11.46)	0.56	0.45	1.17	1,029	15
12-31-2017	21.32	0.24	2.95	3.19	(0.11)	(1.40)	—	(1.51)	23.00	15.81	0.56	0.45	1.07	1,277	19[3,4]
Series II
12-31-2021	21.21	0.14	4.91	5.05	(0.17)	(1.36)	—	(1.53)	24.73	23.96	0.76	0.65	0.58	73	17
12-31-2020	21.28	0.17	2.17	2.34	(0.28)	(2.13)	—	(2.41)	21.21	12.98	0.76	0.66	0.90	67	14
12-31-2019	18.73	0.21	4.36	4.57	(0.20)	(1.82)	—	(2.02)	21.28	25.43	0.76	0.65	1.02	70	15
12-31-2018	22.89	0.22	(2.58)	(2.36)	(0.21)	(1.59)	—	(1.80)	18.73	(11.66)	0.76	0.65	0.96	66	15
12-31-2017	21.24	0.19	2.93	3.12	(0.07)	(1.40)	—	(1.47)	22.89	15.51	0.76	0.65	0.85	90	19[3,4]
Series NAV
12-31-2021	21.34	0.21	4.94	5.15	(0.24)	(1.36)	—	(1.60)	24.89	24.27	0.51	0.40	0.84	297	17
12-31-2020	21.39	0.22	2.19	2.41	(0.33)	(2.13)	—	(2.46)	21.34	13.27	0.51	0.41	1.15	242	14
12-31-2019	18.82	0.27	4.37	4.64	(0.25)	(1.82)	—	(2.07)	21.39	25.72	0.51	0.40	1.28	228	15
12-31-2018	23.00	0.28	(2.60)	(2.32)	(0.27)	(1.59)	—	(1.86)	18.82	(11.45)	0.51	0.40	1.23	174	15
12-31-2017	21.32	0.24	2.96	3.20	(0.12)	(1.40)	—	(1.52)	23.00	15.86	0.51	0.40	1.10	198	19[3,4]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes in-kind transactions. 4 Excludes merger activity.
Mid Value Trust
Series I
12-31-2021	10.18	0.06	2.42	2.48	(0.12)	(0.57)	—	(0.69)	11.97	24.34	1.04	0.99	0.48	241	26
12-31-2020	9.68	0.14	0.73	0.87	(0.15)	(0.22)	—	(0.37)	10.18	9.60	1.05	1.00	1.55	210	36
12-31-2019	9.47	0.15	1.54	1.69	(0.11)	(1.37)	—	(1.48)	9.68	19.54	1.05	1.00	1.50	239	33
12-31-2018	11.60	0.09	(1.20)	(1.11)	(0.09)	(0.93)	—	(1.02)	9.47	(10.84)	1.05	0.99	0.80	241	35
12-31-2017	11.62	0.11	1.10	1.21	(0.11)	(1.12)	—	(1.23)	11.60	11.43	1.04	0.99	0.96	312	32
Series II
12-31-2021	10.19	0.03	2.42	2.45	(0.09)	(0.57)	—	(0.66)	11.98	24.10	1.24	1.19	0.28	56	26
12-31-2020	9.69	0.12	0.74	0.86	(0.14)	(0.22)	—	(0.36)	10.19	9.38	1.25	1.20	1.36	47	36
12-31-2019	9.49	0.13	1.53	1.66	(0.09)	(1.37)	—	(1.46)	9.69	19.15	1.25	1.20	1.30	50	33
12-31-2018	11.61	0.07	(1.19)	(1.12)	(0.07)	(0.93)	—	(1.00)	9.49	(10.93)	1.25	1.19	0.60	48	35
12-31-2017	11.63	0.09	1.10	1.19	(0.09)	(1.12)	—	(1.21)	11.61	11.21	1.24	1.19	0.76	62	32
Series NAV
12-31-2021	10.11	0.06	2.39	2.45	(0.12)	(0.57)	—	(0.69)	11.87	24.26	0.99	0.94	0.53	366	26
12-31-2020	9.61	0.14	0.74	0.88	(0.16)	(0.22)	—	(0.38)	10.11	9.72	1.00	0.95	1.59	345	36
12-31-2019	9.42	0.15	1.53	1.68	(0.12)	(1.37)	—	(1.49)	9.61	19.49	1.00	0.95	1.56	381	33
12-31-2018	11.53	0.10	(1.18)	(1.08)	(0.10)	(0.93)	—	(1.03)	9.42	(10.68)	1.00	0.94	0.86	359	35
12-31-2017	11.56	0.11	1.10	1.21	(0.12)	(1.12)	—	(1.24)	11.53	11.46	0.99	0.94	0.99	434	32
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Real Estate Securities Trust
Series I
12-31-2021	18.97	0.31	8.54	8.85	(0.35)	—	—	(0.35)	27.47	46.79	0.80	0.79	1.33	79	63
12-31-2020	23.55	0.40	(1.97)	(1.57)	(0.43)	(2.58)	—	(3.01)	18.97	(5.64)	0.82	0.82	1.96	61	180
12-31-2019	18.72	0.42	5.07	5.49	(0.48)	(0.18)	—	(0.66)	23.55	29.40	0.81	0.81	1.90	73	129
12-31-2018	19.71	0.43	(1.09)	(0.66)	(0.33)	—	—	(0.33)	18.72	(3.46)	0.81	0.81	2.21	64	164
12-31-2017	18.65	0.40	0.76	1.16	(0.10)	—	—	(0.10)	19.71	6.24	0.81	0.80	2.08	77	166
Series II
12-31-2021	18.96	0.26	8.52	8.78	(0.30)	—	—	(0.30)	27.44	46.46	1.00	0.99	1.14	44	63
12-31-2020	23.53	0.36	(1.96)	(1.60)	(0.39)	(2.58)	—	(2.97)	18.96	(5.80)	1.02	1.02	1.75	32	180
12-31-2019	18.72	0.38	5.05	5.43	(0.44)	(0.18)	—	(0.62)	23.53	29.08	1.01	1.01	1.70	40	129
12-31-2018	19.74	0.38	(1.08)	(0.70)	(0.32)	—	—	(0.32)	18.72	(3.64)	1.01	1.01	2.00	35	164
12-31-2017	18.68	0.36	0.77	1.13	(0.07)	—	—	(0.07)	19.74	6.06	1.01	1.00	1.88	45	166
Series NAV
12-31-2021	18.84	0.32	8.48	8.80	(0.36)	—	—	(0.36)	27.28	46.80	0.75	0.74	1.39	309	63
12-31-2020	23.41	0.41	(1.96)	(1.55)	(0.44)	(2.58)	—	(3.02)	18.84	(5.58)	0.77	0.77	2.01	221	180
12-31-2019	18.61	0.43	5.04	5.47	(0.49)	(0.18)	—	(0.67)	23.41	29.47	0.76	0.76	1.96	257	129
12-31-2018	19.59	0.43	(1.08)	(0.65)	(0.33)	—	—	(0.33)	18.61	(3.43)	0.76	0.76	2.26	204	164
12-31-2017	18.53	0.41	0.76	1.17	(0.11)	—	—	(0.11)	19.59	6.26	0.76	0.75	2.15	254	166
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Science & Technology Trust
Series I
12-31-2021	41.87	(0.25)	4.10	3.85	—	(9.13)	—	(9.13)	36.59	8.53	1.11	1.06	(0.58)	834	87
12-31-2020	29.43	(0.06)[3]	16.39	16.33	—	(3.89)	—	(3.89)	41.87	57.46	1.11	1.07	(0.16)[3]	938	114
12-31-2019	25.80	0.01	9.31	9.32	(0.03)	(5.66)	—	(5.69)	29.43	38.06	1.13	1.08	0.04	662	87
12-31-2018	29.97	(0.11)	0.68	0.57	—	(4.74)	—	(4.74)	25.80	(0.61)	1.12	1.08	(0.35)	594	108
12-31-2017	22.48	(0.09)	9.17	9.08	(0.02)	(1.57)	—	(1.59)	29.97	41.13	1.12	1.08	(0.34)	617	91
Series II
12-31-2021	39.08	(0.31)	3.84	3.53	—	(9.13)	—	(9.13)	33.48	8.31	1.31	1.26	(0.78)	79	87
12-31-2020	27.71	(0.11)[3]	15.37	15.26	—	(3.89)	—	(3.89)	39.08	57.15	1.31	1.27	(0.35)[3]	84	114
12-31-2019	24.58	(0.05)	8.84	8.79	—	(5.66)	—	(5.66)	27.71	37.74	1.33	1.28	(0.17)	59	87
12-31-2018	28.79	(0.17)	0.70	0.53	—	(4.74)	—	(4.74)	24.58	(0.78)	1.32	1.28	(0.55)	49	108
12-31-2017	21.68	(0.14)	8.82	8.68	—	(1.57)	—	(1.57)	28.79	40.81	1.32	1.28	(0.54)	53	91
Series NAV
12-31-2021	42.55	(0.23)	4.16	3.93	—	(9.13)	—	(9.13)	37.35	8.58	1.06	1.01	(0.53)	158	87
12-31-2020	29.84	(0.05)[3]	16.65	16.60	—	(3.89)	—	(3.89)	42.55	57.58	1.06	1.02	(0.14)[3]	145	114
12-31-2019	26.10	0.03	9.42	9.45	(0.05)	(5.66)	—	(5.71)	29.84	38.09	1.08	1.03	0.10	89	87
12-31-2018	30.26	(0.10)	0.68	0.58	—	(4.74)	—	(4.74)	26.10	(0.57)	1.07	1.03	(0.31)	64	108
12-31-2017	22.68	(0.08)	9.26	9.18	(0.03)	(1.57)	—	(1.60)	30.26	41.21	1.07	1.03	(0.29)	48	91
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the portfolio, which amounted to $0.18 and 0.51%, respectively.
The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Index Trust
Series I
12-31-2021	16.31	0.12	2.27	2.39	(0.10)	(1.34)	—	(1.44)	17.26	14.49	0.57	0.51	0.67	460	20
12-31-2020	14.94	0.10	2.50	2.60	(0.20)	(1.03)	—	(1.23)	16.31	19.29	0.59	0.53	0.74	427	16
12-31-2019	13.36	0.16	3.01	3.17	(0.15)	(1.44)	—	(1.59)	14.94	25.04	0.58	0.53	1.11	404	14
12-31-2018	16.09	0.17	(1.78)	(1.61)	(0.15)	(0.97)	—	(1.12)	13.36	(11.42)	0.58	0.52	1.04	365	24
12-31-2017	14.74	0.15	1.89	2.04	(0.07)	(0.62)	—	(0.69)	16.09	14.39	0.58	0.52	0.97	416	22
Series II
12-31-2021	16.20	0.08	2.26	2.34	(0.07)	(1.34)	—	(1.41)	17.13	14.25	0.77	0.71	0.46	37	20
12-31-2020	14.85	0.07	2.48	2.55	(0.17)	(1.03)	—	(1.20)	16.20	19.05	0.79	0.73	0.54	36	16
12-31-2019	13.29	0.13	2.99	3.12	(0.12)	(1.44)	—	(1.56)	14.85	24.78	0.78	0.73	0.90	35	14
12-31-2018	16.00	0.13	(1.75)	(1.62)	(0.12)	(0.97)	—	(1.09)	13.29	(11.55)	0.78	0.72	0.82	32	24
12-31-2017	14.66	0.11	1.89	2.00	(0.04)	(0.62)	—	(0.66)	16.00	14.18	0.78	0.72	0.75	42	22
Series NAV
12-31-2021	16.33	0.13	2.28	2.41	(0.11)	(1.34)	—	(1.45)	17.29	14.59	0.52	0.46	0.73	169	20
12-31-2020	14.96	0.11	2.49	2.60	(0.20)	(1.03)	—	(1.23)	16.33	19.32	0.54	0.48	0.78	144	16
12-31-2019	13.38	0.18	3.00	3.18	(0.16)	(1.44)	—	(1.60)	14.96	25.07	0.53	0.48	1.19	158	14
12-31-2018	16.10	0.18	(1.77)	(1.59)	(0.16)	(0.97)	—	(1.13)	13.38	(11.30)	0.53	0.47	1.09	124	24
12-31-2017	14.75	0.16	1.89	2.05	(0.08)	(0.62)	—	(0.70)	16.10	14.43	0.53	0.47	1.02	137	22
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Opportunities Trust
Series I
12-31-2021	26.24	0.19	7.96	8.15	(0.15)	(0.68)	—	(0.83)	33.56	31.10	1.14	0.91	0.61	95	28
12-31-2020	25.52	0.13	2.07	2.20	(0.16)	(1.32)	—	(1.48)	26.24	9.88	1.17	1.00	0.58	81	28
12-31-2019	22.37	0.14	5.29	5.43	(0.11)	(2.17)	—	(2.28)	25.52	25.54	1.16	0.98	0.58	83	16
12-31-2018	32.01	0.11	(3.10)	(2.99)	(0.14)	(6.51)	—	(6.65)	22.37	(13.84)	1.14	0.96	0.36	74	23
12-31-2017	31.06	0.09	3.08	3.17	(0.13)	(2.09)	—	(2.22)	32.01	11.07	1.10	1.02	0.29	97	41
Series II
12-31-2021	25.61	0.12	7.78	7.90	(0.10)	(0.68)	—	(0.78)	32.73	30.85	1.34	1.11	0.39	35	28
12-31-2020	24.96	0.08	2.01	2.09	(0.12)	(1.32)	—	(1.44)	25.61	9.65	1.37	1.20	0.38	30	28
12-31-2019	21.91	0.09	5.18	5.27	(0.05)	(2.17)	—	(2.22)	24.96	25.26	1.36	1.18	0.38	31	16
12-31-2018	31.48	0.05	(3.03)	(2.98)	(0.08)	(6.51)	—	(6.59)	21.91	(14.02)	1.34	1.16	0.16	29	23
12-31-2017	30.58	0.03	3.04	3.07	(0.08)	(2.09)	—	(2.17)	31.48	10.86	1.30	1.22	0.09	39	41
Series NAV
12-31-2021	26.04	0.21	7.90	8.11	(0.17)	(0.68)	—	(0.85)	33.30	31.16	1.09	0.86	0.67	38	28
12-31-2020	25.34	0.14	2.06	2.20	(0.18)	(1.32)	—	(1.50)	26.04	9.92	1.12	0.95	0.63	30	28
12-31-2019	22.23	0.15	5.25	5.40	(0.12)	(2.17)	—	(2.29)	25.34	25.60	1.11	0.93	0.62	26	16
12-31-2018	31.85	0.13	(3.09)	(2.96)	(0.15)	(6.51)	—	(6.66)	22.23	(13.81)	1.09	0.91	0.42	23	23
12-31-2017	30.90	0.11	3.08	3.19	(0.15)	(2.09)	—	(2.24)	31.85	11.19	1.05	0.97	0.34	29	41
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Cap Stock Trust
Series I
12-31-2021	11.92	(0.11)	0.29	0.18	—	(1.84)	—	(1.84)	10.26	1.20	1.11	1.10	(0.88)	114	107
12-31-2020	8.88	(0.06)	4.37	4.31	—	(1.27)	—	(1.27)	11.92	51.54	1.12	1.11	(0.65)	137	113
12-31-2019	9.08	(0.05)	3.21	3.16	—	(3.36)	—	(3.36)	8.88	38.02	1.13	1.12	(0.51)	98	81
12-31-2018	10.13	(0.06)	(0.33)	(0.39)	—	(0.66)	—	(0.66)	9.08	(5.19)	1.11	1.10	(0.59)	81	88
12-31-2017	8.01	(0.06)	2.18	2.12	—	—	—	—	10.13	26.47	1.13	1.12	(0.61)	89	102
Series II
12-31-2021	10.88	(0.12)	0.27	0.15	—	(1.84)	—	(1.84)	9.19	1.06	1.31	1.30	(1.08)	35	107
12-31-2020	8.21	(0.07)	4.01	3.94	—	(1.27)	—	(1.27)	10.88	51.23	1.32	1.31	(0.85)	42	113
12-31-2019	8.61	(0.07)	3.03	2.96	—	(3.36)	—	(3.36)	8.21	37.74	1.33	1.32	(0.71)	35	81
12-31-2018	9.66	(0.08)	(0.31)	(0.39)	—	(0.66)	—	(0.66)	8.61	(5.44)	1.31	1.30	(0.78)	28	88
12-31-2017	7.65	(0.07)	2.08	2.01	—	—	—	—	9.66	26.27	1.33	1.32	(0.81)	31	102
Series NAV
12-31-2021	12.17	(0.10)	0.29	0.19	—	(1.84)	—	(1.84)	10.52	1.27	1.06	1.05	(0.83)	258	107
12-31-2020	9.04	(0.06)	4.46	4.40	—	(1.27)	—	(1.27)	12.17	51.62	1.07	1.06	(0.60)	261	113
12-31-2019	9.19	(0.05)	3.26	3.21	—	(3.36)	—	(3.36)	9.04	38.10	1.08	1.07	(0.46)	186	81
12-31-2018	10.25	(0.06)	(0.34)	(0.40)	—	(0.66)	—	(0.66)	9.19	(5.22)	1.06	1.05	(0.57)	147	88
12-31-2017	8.09	(0.05)	2.21	2.16	—	—	—	—	10.25	26.70	1.08	1.07	(0.56)	335	102
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Small Cap Value Trust
Series I
12-31-2021	14.70	0.09	3.75	3.84	(0.09)	(0.15)	—	(0.24)	18.30	26.19	1.03	1.03	0.53	182	32
12-31-2020	18.19	0.08	(1.73)	(1.65)	(0.15)	(1.69)	—	(1.84)	14.70	(6.70)	1.07	1.06	0.57	167	34
12-31-2019	15.60	0.13	3.82	3.95	(0.10)	(1.26)	—	(1.36)	18.19	26.52	1.09	1.08	0.75	218	19
12-31-2018	20.25	0.14	(2.16)	(2.02)	(0.13)	(2.50)	—	(2.63)	15.60	(12.50)	1.11	1.10	0.69	211	13
12-31-2017	21.51	0.23	0.36	0.59	(0.19)	(1.66)	—	(1.85)	20.25	3.73	1.13	1.12	1.10	309	19
Series II
12-31-2021	14.58	0.06	3.72	3.78	(0.06)	(0.15)	—	(0.21)	18.15	25.97	1.23	1.23	0.34	27	32
12-31-2020	18.07	0.05	(1.73)	(1.68)	(0.12)	(1.69)	—	(1.81)	14.58	(6.95)	1.27	1.26	0.37	23	34
12-31-2019	15.50	0.10	3.80	3.90	(0.07)	(1.26)	—	(1.33)	18.07	26.33	1.29	1.28	0.56	28	19
12-31-2018	20.13	0.10	(2.14)	(2.04)	(0.09)	(2.50)	—	(2.59)	15.50	(12.66)	1.31	1.30	0.49	25	13
12-31-2017	21.40	0.19	0.35	0.54	(0.15)	(1.66)	—	(1.81)	20.13	3.50	1.33	1.32	0.89	35	19
Series NAV
12-31-2021	14.63	0.10	3.74	3.84	(0.10)	(0.15)	—	(0.25)	18.22	26.30	0.98	0.98	0.59	344	32
12-31-2020	18.12	0.09	(1.73)	(1.64)	(0.16)	(1.69)	—	(1.85)	14.63	(6.68)	1.02	1.01	0.64	298	34
12-31-2019	15.54	0.14	3.81	3.95	(0.11)	(1.26)	—	(1.37)	18.12	26.62	1.04	1.03	0.81	271	19
12-31-2018	20.18	0.15	(2.15)	(2.00)	(0.14)	(2.50)	—	(2.64)	15.54	(12.45)	1.06	1.05	0.75	249	13
12-31-2017	21.44	0.23	0.37	0.60	(0.20)	(1.66)	—	(1.86)	20.18	3.79	1.08	1.07	1.12	312	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Trust
Series I
12-31-2021	10.55	—[3]	2.39	2.39	(0.04)	(0.31)	—	(0.35)	12.59	22.70	1.18	1.11	(0.02)	58	23
12-31-2020	10.36	0.03	0.80	0.83	(0.03)	(0.61)	—	(0.64)	10.55	9.24	1.19	1.13	0.38	54	30
12-31-2019	16.62	0.04	3.25	3.29	(0.17)	(9.38)	—	(9.55)	10.36	25.53	1.19	1.13	0.25	56	30
12-31-2018	20.86	0.15	(2.46)	(2.31)	(0.08)	(1.85)	—	(1.93)	16.62	(12.94)	1.15	1.09	0.74	50	23
12-31-2017	22.06	0.07	2.07	2.14	(0.05)	(3.29)	—	(3.34)	20.86	11.49	1.15	1.09	0.34	66	19
Series II
12-31-2021	10.05	(0.03)	2.29	2.26	(0.02)	(0.31)	—	(0.33)	11.98	22.51	1.38	1.31	(0.22)	44	23
12-31-2020	9.90	0.02	0.75	0.77	(0.01)	(0.61)	—	(0.62)	10.05	9.07	1.39	1.33	0.18	43	30
12-31-2019	16.25	0.01	3.15	3.16	(0.13)	(9.38)	—	(9.51)	9.90	25.22	1.39	1.33	0.05	45	30
12-31-2018	20.43	0.11	(2.40)	(2.29)	(0.04)	(1.85)	—	(1.89)	16.25	(13.09)	1.35	1.29	0.54	41	23
12-31-2017	21.71	0.03	2.02	2.05	(0.04)	(3.29)	—	(3.33)	20.43	11.26	1.35	1.29	0.14	55	19
Series NAV
12-31-2021	10.48	—[3]	2.39	2.39	(0.05)	(0.31)	—	(0.36)	12.51	22.81	1.13	1.06	0.04	68	23
12-31-2020	10.30	0.04	0.78	0.82	(0.03)	(0.61)	—	(0.64)	10.48	9.25	1.14	1.08	0.42	58	30
12-31-2019	16.57	0.04	3.25	3.29	(0.18)	(9.38)	—	(9.56)	10.30	25.65	1.14	1.08	0.30	46	30
12-31-2018	20.81	0.08	(2.38)	(2.30)	(0.09)	(1.85)	—	(1.94)	16.57	(12.93)	1.10	1.04	0.40	36	23
12-31-2017	22.00	0.08	2.07	2.15	(0.05)	(3.29)	—	(3.34)	20.81	11.58	1.10	1.04	0.39	178	19
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Less than $0.005 per share.
Strategic Equity Allocation Trust
Series NAV
12-31-2021	20.98	0.29	4.08	4.37	(0.42)	(2.30)	—	(2.72)	22.63	21.15	0.66	0.53	1.27	9,291	6
12-31-2020	20.30	0.31	2.34	2.65	(0.40)	(1.57)	—	(1.97)	20.98	14.34	0.67	0.53	1.61	9,383	7
12-31-2019	17.13	0.38	4.13	4.51	(0.36)	(0.98)	—	(1.34)	20.30	27.15	0.66	0.53	1.95	9,774	4
12-31-2018	19.88	0.36	(1.92)	(1.56)	(0.33)	(0.86)	—	(1.19)	17.13	(8.52)	0.66	0.53	1.83	9,327	5
12-31-2017	16.86	0.32	3.31	3.63	(0.34)	(0.27)	—	(0.61)	19.88	21.77	0.66	0.54	1.72	11,485	5
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Total Stock Market Index Trust
Series I
12-31-2021	26.26	0.26	6.12	6.38	(0.33)	(1.43)	—	(1.76)	30.88	24.45	0.56	0.48	0.87	629	8
12-31-2020	24.04	0.34	4.49	4.83	(0.44)	(2.17)	—	(2.61)	26.26	21.45	0.58	0.50	1.42	554	2
12-31-2019	20.22	0.38	5.42	5.80	(0.37)	(1.61)	—	(1.98)	24.04	29.63	0.58	0.50	1.67	530	3
12-31-2018	22.39	0.39	(1.55)	(1.16)	(0.27)	(0.74)	—	(1.01)	20.22	(5.70)	0.58	0.50	1.72	488	2
12-31-2017	19.21	0.31	3.58	3.89	(0.28)	(0.43)	—	(0.71)	22.39	20.59	0.57	0.53	1.48	584	6[3]
Series II
12-31-2021	26.13	0.20	6.08	6.28	(0.27)	(1.43)	—	(1.70)	30.71	24.19	0.76	0.68	0.67	53	8
12-31-2020	23.94	0.29	4.46	4.75	(0.39)	(2.17)	—	(2.56)	26.13	21.19	0.78	0.70	1.22	46	2
12-31-2019	20.14	0.34	5.39	5.73	(0.32)	(1.61)	—	(1.93)	23.94	29.40	0.78	0.70	1.48	42	3
12-31-2018	22.31	0.35	(1.56)	(1.21)	(0.22)	(0.74)	—	(0.96)	20.14	(5.92)	0.78	0.70	1.52	37	2
12-31-2017	19.15	0.27	3.56	3.83	(0.24)	(0.43)	—	(0.67)	22.31	20.33	0.77	0.73	1.28	45	6[3]
Series NAV
12-31-2021	26.25	0.27	6.12	6.39	(0.34)	(1.43)	—	(1.77)	30.87	24.51	0.51	0.43	0.92	260	8
12-31-2020	24.03	0.35	4.49	4.84	(0.45)	(2.17)	—	(2.62)	26.25	21.50	0.53	0.45	1.47	216	2
12-31-2019	20.21	0.40	5.41	5.81	(0.38)	(1.61)	—	(1.99)	24.03	29.70	0.53	0.45	1.74	185	3
12-31-2018	22.38	0.40	(1.55)	(1.15)	(0.28)	(0.74)	—	(1.02)	20.21	(5.66)	0.53	0.45	1.77	137	2
12-31-2017	19.20	0.32	3.58	3.90	(0.29)	(0.43)	—	(0.72)	22.38	20.65	0.52	0.48	1.53	165	6[3]
1 Based on average daily shares outstanding. 2 Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3 Excludes merger activity.
The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, thirty-five of which are presented in this report (the portfolios).
American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust (collectively, the JHVIT Feeder Funds), Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio (collectively, the Lifestyle Portfolios) operate as "funds of funds," investing in shares of mutual funds (underlying funds). The accounting policies of the underlying funds in which the Lifestyle Portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at www.sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The American Funds Insurance Series’ accounting policies are outlined in their financial statements, available at the SEC website at www.sec.gov. Capital Research and Management Company serves as investment advisor for the American Funds Insurance Series' master funds. The underlying funds are not covered by this report.
The portfolios may offer multiple classes of shares: Series I, Series II, Series III and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation (MFC) except in the case of the Emerging Markets Value Trust, International Equity Index Trust, International Small Company Trust, Financial Industries Trust and Fundamental All Cap Core Trust. Series NAV of Emerging Markets Value Trust and International Equity Index Trust and Series II of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
On April 23, 2021, Lifestyle Aggressive Portfolio merged into Lifestyle Growth Portfolio.
Prior to April 26, 2021, Global Equity Trust was known as Global Trust.
Prior to October 15, 2021, Mid Cap Growth Trust was known as Mid Cap Stock Trust.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures
122

Significant accounting policies, continued

established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
500 Index Trust
Investments in securities:
Assets
Common stocks	$8,219,393,170	$8,219,393,170	—	—
Short-term investments	241,757,645	2,433,032	$239,324,613	—
Total investments in securities	$8,461,150,815	$8,221,826,202	$239,324,613	—
Derivatives:
Assets
Futures	$4,488,636	$4,488,636	—	—

American Asset Allocation Trust
Investments in securities:
Assets
Investment companies	$1,423,169,307	$1,423,169,307	—	—
Total investments in securities	$1,423,169,307	$1,423,169,307	—	—

American Global Growth Trust
Investments in securities:
Assets
Investment companies	$250,530,109	$250,530,109	—	—
Total investments in securities	$250,530,109	$250,530,109	—	—

American Growth Trust
Investments in securities:
Assets
Investment companies	$1,110,353,743	$1,110,353,743	—	—
Total investments in securities	$1,110,353,743	$1,110,353,743	—	—

American Growth-Income Trust
Investments in securities:
Assets
Investment companies	$1,090,926,541	$1,090,926,541	—	—
Total investments in securities	$1,090,926,541	$1,090,926,541	—	—

American International Trust
Investments in securities:
Assets
Investment companies	$474,414,300	$474,414,300	—	—
Total investments in securities	$474,414,300	$474,414,300	—	—

123

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Blue Chip Growth Trust
Investments in securities:
Assets
Common stocks
Communication services	$566,789,801	$554,857,001	$11,932,800	—
Consumer discretionary	478,663,952	476,496,078	2,167,874	—
Financials	64,758,184	64,758,184	—	—
Health care	237,903,254	237,903,254	—	—
Industrials	34,818,098	34,818,098	—	—
Information technology	1,029,774,153	1,029,774,153	—	—
Materials	8,293,076	8,293,076	—	—
Real estate	3,107,547	3,107,547	—	—
Short-term investments	15,385,214	15,385,214	—	—
Total investments in securities	$2,439,493,279	$2,425,392,605	$14,100,674	—

Capital Appreciation Trust
Investments in securities:
Assets
Common stocks
Communication services	$125,437,522	$125,437,522	—	—
Consumer discretionary	221,394,166	195,248,789	$26,145,377	—
Consumer staples	26,765,929	26,765,929	—	—
Financials	17,962,373	17,962,373	—	—
Health care	46,421,313	46,421,313	—	—
Industrials	14,445,346	14,445,346	—	—
Information technology	340,020,558	326,365,310	13,655,248	—
Short-term investments	3,488,090	3,488,090	—	—
Total investments in securities	$795,935,297	$756,134,672	$39,800,625	—

Capital Appreciation Value Trust
Investments in securities:
Assets
Common stocks	$357,088,692	$357,088,692	—	—
Preferred securities	4,202,205	4,202,205	—	—
Corporate bonds	35,517,140	—	$35,517,140	—
Term loans	49,216,087	—	49,216,087	—
Asset backed securities	1,231,891	—	1,231,891	—
Short-term investments	63,375,179	57,805,179	5,570,000	—
Total investments in securities	$510,631,194	$419,096,076	$91,535,118	—
Derivatives:
Liabilities
Written options	$(8,867,376)	—	$(8,867,376)	—

Disciplined Value International Trust
Investments in securities:
Assets
Common stocks
Austria	$1,555,591	—	$1,555,591	—
Bermuda	5,385,267	$5,385,267	—	—
Canada	17,217,961	17,217,961	—	—
China	2,444,330	—	2,444,330	—
Finland	6,138,131	—	6,138,131	—
France	46,877,133	—	46,877,133	—
124

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	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Disciplined Value International Trust (continued)
Germany	$20,526,652	—	$20,526,652	—
Greece	2,070,099	—	2,070,099	—
India	1,026,284	$1,026,284	—	—
Ireland	5,714,265	—	5,714,265	—
Italy	2,364,407	—	2,364,407	—
Japan	36,036,203	—	36,036,203	—
Macau	613,584	—	613,584	—
Netherlands	15,138,538	—	15,138,538	—
Norway	3,043,511	—	3,043,511	—
South Korea	20,068,438	—	20,068,438	—
Spain	1,773,737	—	1,773,737	—
Sweden	13,070,261	—	13,070,261	—
Switzerland	41,823,686	—	41,823,686	—
United Kingdom	54,415,346	17,370,598	37,044,748	—
United States	10,221,410	10,221,410	—	—
Preferred securities	2,370,621	—	2,370,621	—
Short-term investments	5,573,832	5,573,832	—	—
Total investments in securities	$315,469,287	$56,795,352	$258,673,935	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Emerging Markets Value Trust
Investments in securities:
Assets
Common stocks
Australia	$34,741	—	$34,741	—
Belgium	37,859	—	37,859	—
Brazil	6,531,039	$40,639	6,490,400	—
Canada	21,440	21,440	—	—
Chile	896,935	—	896,935	—
China	65,623,501	5,560,093	59,871,284	$192,124
Colombia	330,404	—	330,404	—
Czech Republic	244,037	—	244,037	—
Greece	588,427	—	588,427	—
Hong Kong	12,248,781	—	12,084,903	163,878
Hungary	514,998	—	514,998	—
India	32,763,905	171,144	32,563,402	29,359
Indonesia	3,976,222	—	3,932,509	43,713
Malaysia	4,103,520	—	4,103,520	—
Mexico	5,333,771	5,333,771	—	—
Philippines	1,976,289	—	1,976,109	180
Poland	1,769,084	—	1,769,084	—
Qatar	1,535,438	—	1,535,438	—
Russia	3,679,496	—	3,679,496	—
Saudi Arabia	7,320,020	—	7,320,020	—
Singapore	229,013	229,013	—	—
South Africa	8,475,069	625,441	7,849,628	—
South Korea	33,771,174	3,065,219	30,705,955	—
Taiwan	43,594,917	—	43,594,917	—
Thailand	4,777,225	—	4,777,225	—
Turkey	1,135,162	—	1,134,770	392
Ukraine	112,489	—	112,489	—
United Arab Emirates	1,751,240	—	1,751,240	—
United States	155,583	—	155,583	—
Preferred securities	3,893,556	—	3,893,556	—
Rights	1,613	1,613	—	—
Warrants	611	—	611	—
125

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	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Emerging Markets Value Trust (continued)
Short-term investments	$1,942,586	$1,942,586	—	—
Total investments in securities	$249,370,145	$16,990,959	$231,949,540	$429,646
Derivatives:
Liabilities
Futures	$(18,804)	$(18,804)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Equity Income Trust
Investments in securities:
Assets
Common stocks
Communication services	$77,461,083	$77,461,083	—	—
Consumer discretionary	61,225,468	61,225,468	—	—
Consumer staples	116,446,632	116,446,632	—	—
Energy	92,065,136	60,409,889	$31,655,247	—
Financials	381,089,219	381,089,219	—	—
Health care	282,778,291	271,278,459	11,499,832	—
Industrials	179,843,006	179,843,006	—	—
Information technology	155,936,165	155,936,165	—	—
Materials	85,023,630	78,829,887	6,193,743	—
Real estate	78,178,914	78,178,914	—	—
Utilities	132,790,619	132,790,619	—	—
Preferred securities	24,246,985	24,246,985	—	—
Short-term investments	24,026,459	24,026,459	—	—
Total investments in securities	$1,691,111,607	$1,641,762,785	$49,348,822	—

Financial Industries Trust
Investments in securities:
Assets
Common stocks
Financials
Banks	$104,979,623	$100,661,143	$4,318,480	—
Capital markets	31,933,488	31,933,488	—	—
Consumer finance	10,298,874	10,298,874	—	—
Diversified financial services	1,829,359	—	1,829,359	—
Insurance	26,783,134	26,783,134	—	—
Thrifts and mortgage finance	2,271,124	2,271,124	—	—
Real estate
Equity real estate investment trusts	5,774,724	5,774,724	—	—
Real estate management and development	1,405,178	—	1,405,178	—
Short-term investments	2,871,000	—	2,871,000	—
Total investments in securities	$188,146,504	$177,722,487	$10,424,017	—

Fundamental All Cap Core Trust
Investments in securities:
Assets
Common stocks
Communication services	$453,386,999	$453,386,999	—	—
Consumer discretionary	517,017,868	461,295,216	$55,722,652	—
Consumer staples	228,475,555	210,098,386	18,377,169	—
Energy	140,273,163	140,273,163	—	—
Financials	367,157,562	367,157,562	—	—
126

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	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Fundamental All Cap Core Trust (continued)
Health care	$195,643,959	$195,643,959	—	—
Industrials	231,047,688	231,047,688	—	—
Information technology	369,289,150	343,540,382	$25,748,768	—
Materials	36,120,043	36,120,043	—	—
Real estate	98,106,204	98,106,204	—	—
Short-term investments	21,587,000	—	21,587,000	—
Total investments in securities	$2,658,105,191	$2,536,669,602	$121,435,589	—

Fundamental Large Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$72,149,470	$72,149,470	—	—
Consumer discretionary	66,487,061	66,487,061	—	—
Consumer staples	75,159,363	50,381,364	$24,777,999	—
Energy	81,152,137	81,152,137	—	—
Financials	177,673,550	177,673,550	—	—
Health care	116,622,818	116,622,818	—	—
Industrials	115,001,921	115,001,921	—	—
Information technology	75,323,099	64,993,092	10,330,007	—
Materials	6,769,774	6,769,774	—	—
Real estate	20,208,533	20,208,533	—	—
Short-term investments	19,292,000	—	19,292,000	—
Total investments in securities	$825,839,726	$771,439,720	$54,400,006	—

Global Equity Trust
Investments in securities:
Assets
Common stocks
France	$47,064,029	—	$47,064,029	—
Germany	6,121,209	—	6,121,209	—
Ireland	7,834,582	—	7,834,582	—
Japan	16,257,910	—	16,257,910	—
Netherlands	27,840,562	—	27,840,562	—
Switzerland	15,922,992	$5,415,386	10,507,606	—
United Kingdom	36,075,942	—	36,075,942	—
United States	192,498,886	192,498,886	—	—
Preferred securities	6,640,096	—	6,640,096	—
Short-term investments	4,395,441	4,395,441	—	—
Total investments in securities	$360,651,649	$202,309,713	$158,341,936	—

Health Sciences Trust
Investments in securities:
Assets
Common stocks
Consumer discretionary	$2,237,906	$2,237,906	—	—
Financials	677,431	677,431	—	—
Health care	330,929,592	318,731,152	$12,197,505	$935
Preferred securities	2,505,163	—	2,505,163	—
Warrants	16,335	16,335	—	—
Short-term investments	1,565,245	1,565,245	—	—
Total investments in securities	$337,931,672	$323,228,069	$14,702,668	$935

127

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	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust
Investments in securities:
Assets
Common stocks
Australia	$42,026,446	—	$42,026,446	—
Austria	1,406,832	—	1,406,832	—
Belgium	4,809,253	—	4,809,253	—
Brazil	7,795,719	$149,690	7,646,029	—
Canada	68,949,252	68,566,187	383,065	—
Chile	771,159	427,538	343,621	—
China	75,771,834	20,152,997	55,600,435	$18,402
Colombia	243,982	243,982	—	—
Czech Republic	481,111	—	481,111	—
Denmark	15,959,966	—	15,959,966	—
Egypt	231,465	—	231,465	—
Finland	7,530,049	—	7,530,049	—
France	66,350,934	—	66,350,934	—
Germany	48,305,310	—	48,305,310	—
Greece	626,502	—	623,310	3,192
Hong Kong	21,397,757	213,405	21,172,532	11,820
Hungary	593,408	—	593,408	—
India	32,200,182	4,680,078	27,520,104	—
Indonesia	3,988,795	10,378	3,978,417	—
Ireland	6,708,232	—	6,708,232	—
Israel	4,470,188	1,501,689	2,968,499	—
Italy	12,309,040	—	12,309,040	—
Japan	133,609,982	—	133,609,982	—
Jordan	172,348	—	172,348	—
Luxembourg	1,803,200	—	1,803,200	—
Macau	188,449	—	188,449	—
Malaysia	3,789,226	—	3,789,226	—
Mexico	5,139,843	5,139,843	—	—
Netherlands	36,977,977	—	36,977,977	—
New Zealand	1,648,919	—	1,648,919	—
Norway	4,077,950	—	4,077,950	—
Peru	533,501	533,501	—	—
Philippines	1,794,517	—	1,794,517	—
Poland	2,161,280	—	2,161,280	—
Portugal	853,233	—	853,233	—
Romania	99,687	—	99,687	—
Russia	8,758,611	6,867,581	1,891,030	—
Saudi Arabia	8,403,423	—	8,403,423	—
Singapore	7,386,739	1,119,926	6,266,813	—
South Africa	8,135,904	—	8,135,904	—
South Korea	30,809,042	94,172	30,714,870	—
Spain	13,687,940	71,575	13,616,365	—
Sweden	22,152,633	—	22,152,633	—
Switzerland	64,438,473	—	64,438,473	—
Taiwan	40,552,190	—	40,552,190	—
Thailand	3,960,168	—	3,960,168	—
Turkey	611,908	—	611,908	—
United Arab Emirates	89	—	89	—
United Kingdom	75,050,284	—	75,050,284	—
United States	661,773	433,533	228,240	—
Preferred securities	7,741,672	—	7,741,672	—
Rights	4,827	—	4,827	—
Warrants	2,183	2,183	—	—
128

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Equity Index Trust (continued)
Short-term investments	$16,451,943	$16,451,943	—	—
Total investments in securities	$924,587,330	$126,660,201	$797,893,715	$33,414
Derivatives:
Assets
Futures	$45,839	$45,839	—	—
Liabilities
Futures	(109,882)	(109,882)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Small Company Trust
Investments in securities:
Assets
Common stocks
Australia	$8,398,255	$66,090	$8,329,680	$2,485
Austria	2,102,548	—	2,102,548	—
Belgium	2,011,601	20,660	1,990,941	—
Bermuda	163,571	—	163,571	—
Cambodia	45,367	—	45,367	—
Canada	13,074,275	13,056,465	17,809	1
Chile	1,993	1,993	—	—
China	73,297	—	73,297	—
Denmark	2,835,362	—	2,835,362	—
Finland	3,109,093	—	3,109,093	—
France	6,019,434	—	6,017,208	2,226
Gabon	3,136	—	3,136	—
Georgia	72,842	—	72,842	—
Germany	8,099,122	—	8,099,122	—
Gibraltar	65,071	—	65,071	—
Greece	69	—	—	69
Guernsey, Channel Islands	2,302	—	2,302	—
Hong Kong	2,648,264	—	2,625,422	22,842
Ireland	942,925	—	942,925	—
Isle of Man	184,181	—	184,181	—
Israel	2,356,130	66,245	2,289,885	—
Italy	4,413,465	—	4,413,465	—
Japan	28,661,544	—	28,661,544	—
Jersey, Channel Islands	245,463	—	245,463	—
Liechtenstein	61,746	—	61,746	—
Luxembourg	782,948	—	782,948	—
Macau	18,023	—	18,023	—
Malaysia	22,481	—	22,481	—
Malta	19,802	—	19,802	—
Netherlands	3,397,554	—	3,397,554	—
New Zealand	723,519	—	723,519	—
Norway	1,014,157	—	1,014,157	—
Peru	29,236	—	29,236	—
Portugal	389,789	—	389,789	—
Russia	41,027	—	41,027	—
Singapore	1,472,672	—	1,449,924	22,748
South Africa	186,325	—	186,325	—
Spain	2,475,534	—	2,475,534	—
Sweden	4,800,339	—	4,800,339	—
Switzerland	9,415,297	—	9,415,297	—
Taiwan	9,620	—	9,620	—
United Arab Emirates	5,637	—	5,637	—
129

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Small Company Trust (continued)
United Kingdom	$15,938,900	$27,175	$15,907,114	$4,611
United States	710,558	199,785	510,773	—
Preferred securities	429,922	—	429,922	—
Warrants	1,509	80	1,429	—
Short-term investments	2,475,909	2,475,909	—	—
Total investments in securities	$129,951,814	$15,914,402	$113,982,430	$54,982
Derivatives:
Assets
Futures	$10,572	$10,572	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,199,401,129	$1,199,401,129	—	—
Total investments in securities	$1,199,401,129	$1,199,401,129	—	—

Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$225,468,745	$225,468,745	—	—
Short-term investments	600	600	—	—
Total investments in securities	$225,469,345	$225,469,345	—	—

Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$6,426,936,341	$6,426,936,341	—	—
Total investments in securities	$6,426,936,341	$6,426,936,341	—	—

Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$361,803,081	$361,803,081	—	—
Short-term investments	768	768	—	—
Total investments in securities	$361,803,849	$361,803,849	—	—

Mid Cap Growth Trust
Investments in securities:
Assets
Common stocks	$854,561,374	$854,561,374	—	—
Preferred securities	5,601,854	—	—	$5,601,854
Exchange-traded funds	49,850,642	49,850,642	—	—
Short-term investments	62,750,585	50,950,585	$11,800,000	—
Total investments in securities	$972,764,455	$955,362,601	$11,800,000	$5,601,854

Mid Cap Index Trust
Investments in securities:
Assets
130

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Mid Cap Index Trust (continued)
Common stocks	$1,422,204,132	$1,422,204,132	—	—
Short-term investments	50,585,869	9,901,319	$40,684,550	—
Total investments in securities	$1,472,790,001	$1,432,105,451	$40,684,550	—
Derivatives:
Assets
Futures	$934,727	$934,727	—	—

Mid Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$32,110,156	$32,110,156	—	—
Consumer discretionary	14,572,044	11,292,656	$3,279,388	—
Consumer staples	57,084,750	52,925,321	4,159,429	—
Energy	70,642,405	67,120,244	3,522,161	—
Financials	127,612,887	120,632,906	6,979,981	—
Health care	89,339,217	83,850,766	5,488,451	—
Industrials	42,592,822	38,064,003	4,528,819	—
Information technology	11,883,586	11,883,586	—	—
Materials	71,430,905	65,168,800	6,262,105	—
Real estate	51,475,493	51,475,493	—	—
Utilities	52,014,303	52,014,303	—	—
Preferred securities	1,026,847	1,026,847	—	—
Corporate bonds	177,160	—	177,160	—
Short-term investments	41,590,450	41,590,450	—	—
Total investments in securities	$663,553,025	$629,155,531	$34,397,494	—

Real Estate Securities Trust
Investments in securities:
Assets
Common stocks	$427,013,223	$427,013,223	—	—
Short-term investments	3,621,247	3,621,247	—	—
Total investments in securities	$430,634,470	$430,634,470	—	—

Science & Technology Trust
Investments in securities:
Assets
Common stocks
Communication services	$159,575,378	$146,024,580	$13,550,798	—
Consumer discretionary	233,284,681	165,483,757	67,800,924	—
Industrials	3,984,699	3,795,200	189,499	—
Information technology	646,569,304	594,077,218	52,492,086	—
Short-term investments	39,555,909	22,181,909	17,374,000	—
Total investments in securities	$1,082,969,971	$931,562,664	$151,407,307	—

Small Cap Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$19,338,275	$19,338,275	—	—
Consumer discretionary	72,527,891	72,510,702	$17,189	—
Consumer staples	21,885,570	21,885,570	—	—
131

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Index Trust (continued)
Energy	$27,921,524	$27,921,524	—	—
Financials	101,894,689	101,894,689	—	—
Health care	115,270,648	115,109,192	—	$161,456
Industrials	96,834,631	96,834,631	—	—
Information technology	92,855,162	92,855,162	—	—
Materials	24,355,630	24,355,630	—	—
Real estate	47,638,898	47,638,898	—	—
Utilities	16,980,111	16,980,111	—	—
Warrants	2,492	2,492	—	—
Short-term investments	34,051,145	6,126,348	$27,924,797	—
Total investments in securities	$671,556,666	$643,453,224	$27,941,986	$161,456
Derivatives:
Assets
Futures	$338,496	$338,496	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Small Cap Opportunities Trust
Investments in securities:
Assets
Common stocks
Communication services	$3,740,313	$3,740,313	—	—
Consumer discretionary	23,731,853	23,731,853	—	—
Consumer staples	7,149,955	7,149,955	—	—
Energy	8,563,244	8,563,244	—	—
Financials	35,035,154	35,035,154	—	—
Health care	19,216,893	19,190,714	—	$26,179
Industrials	31,373,078	31,373,078	—	—
Information technology	21,620,121	21,620,121	—	—
Materials	11,946,983	11,946,983	—	—
Real estate	2,865,238	2,865,238	—	—
Utilities	1,359,448	1,359,448	—	—
Preferred securities	67,453	67,453	—	—
Short-term investments	1,652,418	1,652,418	—	—
Total investments in securities	$168,322,151	$168,295,972	—	$26,179

Small Cap Stock Trust
Investments in securities:
Assets
Common stocks	$398,078,753	$398,078,753	—	—
Exchange-traded funds	1,202,970	1,202,970	—	—
Short-term investments	12,241,841	2,941,841	$9,300,000	—
Total investments in securities	$411,523,564	$402,223,564	$9,300,000	—

Small Cap Value Trust
Investments in securities:
Assets
Common stocks
Communication services	$6,438,031	$6,438,031	—	—
Consumer discretionary	36,224,779	36,224,779	—	—
Consumer staples	29,297,677	18,566,635	$10,731,042	—
Energy	5,822,150	5,822,150	—	—
Financials	139,846,205	139,846,205	—	—
132

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Small Cap Value Trust (continued)
Health care	$46,591,814	$46,591,814	—	—
Industrials	105,056,930	94,941,704	$10,115,226	—
Information technology	46,046,075	46,046,075	—	—
Materials	45,843,307	45,843,307	—	—
Real estate	55,573,211	55,573,211	—	—
Utilities	21,349,809	21,349,809	—	—
Short-term investments	15,900,000	—	15,900,000	—
Total investments in securities	$553,989,988	$517,243,720	$36,746,268	—

Small Company Value Trust
Investments in securities:
Assets
Common stocks	$167,311,750	$167,311,750	—	—
Warrants	11,616	11,616	—	—
Short-term investments	3,880,999	3,880,999	—	—
Total investments in securities	$171,204,365	$171,204,365	—	—

Strategic Equity Allocation Trust
Investments in securities:
Assets
Common stocks
Communication services	$661,435,537	$537,512,039	$123,923,498	—
Consumer discretionary	1,135,076,823	785,841,101	349,235,722	—
Consumer staples	628,999,619	335,520,530	293,479,089	—
Energy	265,145,957	168,564,464	96,581,493	—
Financials	1,187,254,776	702,289,702	484,965,074	—
Health care	1,179,956,534	819,565,243	360,281,379	$109,912
Industrials	1,051,225,181	588,521,513	462,703,668	—
Information technology	1,903,538,559	1,631,120,402	272,418,157	—
Materials	406,529,220	190,267,975	216,261,245	—
Real estate	321,061,228	242,535,767	78,525,461	—
Utilities	256,889,474	159,843,935	97,045,539	—
Preferred securities	15,231,276	—	15,231,276	—
Warrants	239,930	239,930	—	—
Short-term investments	268,849,589	26,701,436	242,148,153	—
Total investments in securities	$9,281,433,703	$6,188,524,037	$3,092,799,754	$109,912
Derivatives:
Assets
Futures	$5,092,373	$5,092,373	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Stock Market Index Trust
Investments in securities:
Assets
Common stocks
Communication services	$90,555,133	$90,554,460	$605	$68
Consumer discretionary	120,993,363	120,989,873	3,461	29
Consumer staples	54,320,668	54,320,668	—	—
Energy	27,006,282	27,006,282	—	—
Financials	103,674,721	103,665,424	9,297	—
Health care	116,387,991	116,371,330	—	16,661
Industrials	78,051,935	78,051,935	—	—
133

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Total Stock Market Index Trust (continued)
Information technology	$251,316,511	$251,316,511	—	—
Materials	21,354,964	21,354,769	—	$195
Real estate	31,475,018	31,467,602	—	7,416
Utilities	21,243,064	21,243,064	—	—
Preferred securities	43,010	43,010	—	—
Warrants	3,063	2,641	$422	—
Short-term investments	35,385,862	6,114,405	29,271,457	—
Total investments in securities	$951,811,585	$922,501,974	$29,285,242	$24,369
Derivatives:
Assets
Futures	$617,288	$617,288	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Growth Trust	Common stocks	Preferred securities	Total
Balance as of 12-31-20	$816,142	$20,108,657	$20,924,799
Realized gain (loss)	302,635	1,024,739	1,327,374
Change in unrealized appreciation (depreciation)	(399,749)	(5,533,000)	(5,932,749)
Purchases	—	—	—
Sales	(719,028)	(9,998,542)	(10,717,570)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 12-31-21	—	$5,601,854	$5,601,854
Change in unrealized at period end[1]	—	$(1,108,006)	$(1,108,006)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statements of operations.
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Special purpose acquisition companies. Special purpose acquisition companies (SPACs) are collective investment structures that allow public stock market qualified investors to invest in private equity type transactions (PIPE). SPACs are shell or blank-check companies, that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). The portfolios may enter
134

Significant accounting policies, continued

into a commitment with a SPAC to purchase PIPE shares if and when the SPAC completes its merger or acquisition; however if the commitment expires, then no shares are purchased. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold; however, in certain circumstances, the issuer may have the right to temporarily suspend trading of the shares in the first year after the merger. The securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid, more difficult to value, and/or be subject to restrictions on resale. There were no unfunded commitments outstanding as of the year ended December 31, 2021.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a tax return of capital and/or capital gain, if any, are recorded as a reduction of cost of investments and/or as a realized gain, if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Real estate investment trusts. The portfolios may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the portfolios will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2021. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios' net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
500 Index Trust	$2,383,808	$2,432,567	—
Blue Chip Growth Trust	7,827,209	7,988,238	—
Capital Appreciation Trust	102,724	104,800	—
Capital Appreciation Value Trust	1,905,709	1,955,250	—
Emerging Markets Value Trust	3,532,853	1,935,001	$2,134,822
Equity Income Trust	6,049,238	6,188,406	—
International Equity Index Trust	3,214,815	2,959,582	1,705,565
International Small Company Trust	3,603,582	2,481,076	1,533,633
Mid Cap Growth Trust	50,106,154	50,963,087	178,958
Mid Cap Index Trust	9,336,943	9,904,909	1,154,359
Mid Value Trust	1,006,318	1,029,150	—
Real Estate Securities Trust	1,524,812	1,555,815	—
Science & Technology Trust	8,386,506	8,575,244	—
Small Cap Index Trust	12,003,557	6,108,361	6,576,058
Small Cap Opportunities Trust	787,983	803,990	—
Small Cap Stock Trust	14,636,018	2,956,866	12,249,828
Small Company Value Trust	1,694,972	1,741,768	—
Strategic Equity Allocation Trust	31,233,421	26,699,142	5,838,167
Total Stock Market Index Trust	5,962,488	6,112,417	44,905
135

Significant accounting policies, continued

Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, on November 12, 2020, the President of the United States signed an Executive Order prohibiting U.S. persons from purchasing or investing in publicly-traded securities or their derivatives of companies identified by the U.S. government as “Communist Chinese military companies.” As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People's Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund's performance.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding International Equity Index Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
International Equity Index Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, International Equity Index Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. Effective March 26, 2021, Real Estate Securities Trust transitioned from the BNP Paribas arrangement to the syndicated line of credit agreement with Citibank, N.A.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2021 were as follows:
Portfolio	Commitment fee
500 Index Trust	$31,967
American Asset Allocation Trust	9,853
American Global Growth Trust	5,503
American Growth Trust	8,528
American Growth-Income Trust	8,520
American International Trust	6,463
Blue Chip Growth Trust	13,391
Capital Appreciation Trust	7,307
Capital Appreciation Value Trust	6,307
Disciplined Value International Trust	5,744
Emerging Markets Value Trust	5,497
Equity Income Trust	10,613
Financial Industries Trust	5,176
Fundamental All Cap Core Trust	13,477
Fundamental Large Cap Value Trust	7,411
Global Equity Trust	5,862
Health Sciences Trust	5,798
International Equity Index Trust	19,573
Portfolio	Commitment fee
International Small Company Trust	$5,042
Lifestyle Balanced Portfolio	8,909
Lifestyle Conservative Portfolio	5,439
Lifestyle Growth Portfolio	28,158
Lifestyle Moderate Portfolio	5,904
Mid Cap Growth Trust	8,138
Mid Cap Index Trust	9,805
Mid Value Trust	6,982
Real Estate Securities Trust	5,200
Science & Technology Trust	8,790
Small Cap Index Trust	7,068
Small Cap Opportunities Trust	5,178
Small Cap Stock Trust	6,172
Small Cap Value Trust	6,572
Small Company Value Trust	5,196
Strategic Equity Allocation Trust	38,969
Total Stock Market Index Trust	7,803

136

Significant accounting policies, continued

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Disciplined Value International Trust	$—	$879,673
Emerging Markets Value Trust	—	35,262,574
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
500 Index Trust	$3,120,760,891	$5,434,346,377	$(89,467,817)	$5,344,878,560
American Asset Allocation Trust	1,029,203,830	393,965,477	—	393,965,477
American Global Growth Trust	158,791,406	91,738,703	—	91,738,703
American Growth Trust	676,251,803	434,101,940	—	434,101,940
American Growth-Income Trust	752,627,546	338,298,995	—	338,298,995
American International Trust	407,669,198	66,745,102	—	66,745,102
Blue Chip Growth Trust	1,422,778,793	1,069,020,127	(52,305,641)	1,016,714,486
Capital Appreciation Trust	527,834,988	284,663,041	(16,562,732)	268,100,309
Capital Appreciation Value Trust	409,995,509	98,011,571	(6,243,262)	91,768,309
Disciplined Value International Trust	290,630,678	36,132,285	(11,293,676)	24,838,609
Emerging Markets Value Trust	240,879,449	45,630,728	(37,158,836)	8,471,892
Equity Income Trust	1,243,116,937	466,846,052	(18,851,382)	447,994,670
Financial Industries Trust	150,450,715	38,965,171	(1,269,382)	37,695,789
Fundamental All Cap Core Trust	1,368,949,964	1,314,823,580	(25,668,353)	1,289,155,227
Fundamental Large Cap Value Trust	572,346,166	259,496,354	(6,002,794)	253,493,560
Global Equity Trust	289,696,764	74,086,807	(3,131,922)	70,954,885
Health Sciences Trust	220,705,062	130,485,461	(13,258,851)	117,226,610
International Equity Index Trust	648,558,423	351,620,070	(75,655,206)	275,964,864
International Small Company Trust	121,670,019	31,504,102	(23,211,735)	8,292,367
Lifestyle Balanced Portfolio	1,074,825,539	124,575,590	—	124,575,590
Lifestyle Conservative Portfolio	220,324,668	5,144,677	—	5,144,677
Lifestyle Growth Portfolio	5,466,877,522	960,058,819	—	960,058,819
Lifestyle Moderate Portfolio	334,961,604	26,842,245	—	26,842,245
Mid Cap Growth Trust	869,329,563	156,094,704	(52,659,812)	103,434,892
Mid Cap Index Trust	1,073,480,890	439,717,583	(39,473,745)	400,243,838
Mid Value Trust	523,109,397	158,666,029	(18,222,401)	140,443,628
Real Estate Securities Trust	316,643,841	114,063,949	(73,320)	113,990,629
Science & Technology Trust	970,798,927	202,869,317	(90,698,273)	112,171,044
Small Cap Index Trust	489,299,060	243,672,459	(61,076,357)	182,596,102
Small Cap Opportunities Trust	123,379,551	54,808,920	(9,866,320)	44,942,600
Small Cap Stock Trust	361,069,929	79,831,625	(29,377,990)	50,453,635
Small Cap Value Trust	452,558,663	109,751,957	(8,320,632)	101,431,325
Small Company Value Trust	117,021,523	58,955,445	(4,772,603)	54,182,842
Strategic Equity Allocation Trust	4,691,711,246	4,846,264,973	(251,450,143)	4,594,814,830
Total Stock Market Index Trust	392,840,435	589,259,432	(29,670,994)	559,588,438
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
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The tax character of distributions for the year ended December 31, 2021 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
500 Index Trust	$119,844,666	$298,085,783	$417,930,449
American Asset Allocation Trust	21,686,459	76,404,234	98,090,693
American Global Growth Trust	—	14,245,472	14,245,472
American Growth Trust	4,078,735	70,095,777	74,174,512
American Growth-Income Trust	8,182,603	52,928,746	61,111,349
American International Trust	9,005,158	869,518	9,874,676
Blue Chip Growth Trust	—	320,699,337	320,699,337
Capital Appreciation Trust	1,197,481	122,272,648	123,470,129
Capital Appreciation Value Trust	16,034,206	38,485,023	54,519,229
Disciplined Value International Trust	8,222,264	—	8,222,264
Emerging Markets Value Trust	5,987,589	—	5,987,589
Equity Income Trust	32,636,034	33,588,553	66,224,587
Financial Industries Trust	1,469,916	931,379	2,401,295
Fundamental All Cap Core Trust	28,273,559	171,915,915	200,189,474
Fundamental Large Cap Value Trust	7,629,410	87,937,828	95,567,238
Health Sciences Trust	4,275,955	29,006,074	33,282,029
International Equity Index Trust	25,675,044	9,995,836	35,670,880
International Small Company Trust	2,088,189	3,191,918	5,280,107
Lifestyle Balanced Portfolio	28,510,772	48,372,847	76,883,619
Lifestyle Conservative Portfolio	6,152,924	5,061,192	11,214,116
Lifestyle Growth Portfolio	135,293,656	409,006,767	544,300,423
Lifestyle Moderate Portfolio	9,052,709	13,478,746	22,531,455
Mid Cap Growth Trust	127,094,169	136,543,237	263,637,406
Mid Cap Index Trust	19,464,828	69,852,266	89,317,094
Mid Value Trust	6,339,739	30,529,971	36,869,710
Real Estate Securities Trust	5,546,340	—	5,546,340
Science & Technology Trust	100,151,454	122,744,863	222,896,317
Small Cap Index Trust	7,158,405	44,691,084	51,849,489
Small Cap Opportunities Trust	3,024,676	1,085,392	4,110,068
Small Cap Stock Trust	31,682,030	31,101,959	62,783,989
Small Cap Value Trust	4,493,571	3,091,075	7,584,646
Small Company Value Trust	466,321	4,288,975	4,755,296
Strategic Equity Allocation Trust	186,760,045	838,482,514	1,025,242,559
Total Stock Market Index Trust	10,435,593	41,035,519	51,471,112
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
500 Index Trust	$128,028,252	$97,200,627	—	$225,228,879
American Asset Allocation Trust	17,351,321	156,566,946	—	173,918,267
American Global Growth Trust	141,161	17,424,965	—	17,566,126
American Growth Trust	727,803	116,374,135	—	117,101,938
American Growth-Income Trust	13,082,715	127,018,606	—	140,101,321
American International Trust	1,507,395	21,485,293	—	22,992,688
Blue Chip Growth Trust	—	292,828,227	—	292,828,227
Capital Appreciation Trust	—	65,318,541	—	65,318,541
Capital Appreciation Value Trust	9,778,306	28,491,488	—	38,269,794
Disciplined Value International Trust	5,693,511	—	—	5,693,511
Emerging Markets Value Trust	4,823,855	—	—	4,823,855
Equity Income Trust	45,184,412	103,613,237	—	148,797,649
Financial Industries Trust	1,612,976	11,518,060	—	13,131,036
Fundamental All Cap Core Trust	7,616,608	55,632,899	—	63,249,507
Fundamental Large Cap Value Trust	6,237,165	11,684,446	—	17,921,611
Global Equity Trust	3,456,321	—	$195,551	3,651,872
Health Sciences Trust	—	30,900,226	—	30,900,226
International Equity Index Trust	19,019,188	7,413,922	—	26,433,110
International Small Company Trust	2,176,341	3,321,275	—	5,497,616
Lifestyle Balanced Portfolio	24,903,955	34,834,109	—	59,738,064
Lifestyle Conservative Portfolio	5,961,701	4,676,907	—	10,638,608
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Portfolio	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Lifestyle Growth Portfolio	$130,537,958	$307,942,583	—	$438,480,541
Lifestyle Moderate Portfolio	8,177,149	9,930,082	—	18,107,231
Mid Cap Growth Trust	15,899,764	93,695,698	—	109,595,462
Mid Cap Index Trust	17,849,459	118,677,567	—	136,527,026
Mid Value Trust	9,190,774	12,951,641	—	22,142,415
Real Estate Securities Trust	21,589,603	21,697,430	—	43,287,033
Science & Technology Trust	12,083,020	88,045,730	—	100,128,750
Small Cap Index Trust	7,227,233	37,458,931	—	44,686,164
Small Cap Opportunities Trust	1,296,907	6,337,759	—	7,634,666
Small Cap Stock Trust	11,665,307	28,620,633	—	40,285,940
Small Cap Value Trust	5,810,950	43,657,450	—	49,468,400
Small Company Value Trust	677,855	8,374,483	—	9,052,338
Strategic Equity Allocation Trust	190,737,215	640,754,141	—	831,491,356
Total Stock Market Index Trust	13,998,989	60,355,341	—	74,354,330
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
500 Index Trust	$46,003,263	$224,328,857
American Asset Allocation Trust	1,173,547	144,214,349
American Global Growth Trust	—	25,869,904
American Growth Trust	209,513	204,206,025
American Growth-Income Trust	507,862	47,098,290
American International Trust	470,024	16,728,074
Blue Chip Growth Trust	8,712,642	442,303,253
Capital Appreciation Trust	—	135,449,063
Capital Appreciation Value Trust	16,240,906	40,712,903
Disciplined Value International Trust	3,806,618	—
Emerging Markets Value Trust	2,955,373	—
Equity Income Trust	22,924,876	138,448,614
Financial Industries Trust	3,329,342	24,940,075
Fundamental All Cap Core Trust	13,287,072	178,771,247
Fundamental Large Cap Value Trust	20,484,951	77,249,647
Global Equity Trust	24,735,575	—
Health Sciences Trust	—	33,908,219
International Equity Index Trust	10,623,610	3,898,634
International Small Company Trust	4,253,975	6,609,048
Lifestyle Balanced Portfolio	1,447,120	79,656,718
Lifestyle Conservative Portfolio	308,369	9,229,563
Lifestyle Growth Portfolio	6,809,388	638,788,367
Lifestyle Moderate Portfolio	455,221	21,923,586
Mid Cap Growth Trust	84,479,261	159,789,853
Mid Cap Index Trust	29,060,564	141,987,701
Mid Value Trust	14,109,018	56,568,999
Real Estate Securities Trust	18,262,248	14,588,709
Science & Technology Trust	124,487,635	190,488,430
Small Cap Index Trust	9,116,938	66,529,819
Small Cap Opportunities Trust	4,522,926	17,956,892
Small Cap Stock Trust	15,922,435	58,877,896
Small Cap Value Trust	11,203,932	62,439,665
Small Company Value Trust	2,691,303	16,324,095
Strategic Equity Allocation Trust	100,467,681	1,155,528,579
Total Stock Market Index Trust	4,858,579	96,043,375
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
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Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, investments in passive foreign investment companies, partnerships, derivative transactions, litigation proceeds and corporate actions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
500 Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$97.8 million to $246.2 million
Emerging Markets Value Trust	To gain exposure to certain securities markets.	Up to $2.1 million
International Equity Index Trust	To gain exposure to certain securities markets.	$18.5 million to $26.6 million
International Small Company Trust	To gain exposure to certain securities markets.	$800,000 to $1.3 million
Mid Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.7 million to $82.4 million
Small Cap Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$20.2 million to $47.9 million
Strategic Equity Allocation Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$280.7 million to $461.3 million
Total Stock Market Index Trust	To manage against changes in certain securities markets and gain exposure to certain securities markets.	$12.7 million to $31.9 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the
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portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Financial Industries Trust	To manage against changes in foreign currency exchange rates.	Up to $26.6 million
Global Equity Trust	To manage against changes in foreign currency exchange rates.	Up to $22.4 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used written options contracts during the year ended December 31, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Capital Appreciation Value Trust	To generate potential income from options premiums.	$4.2 million to $8.9 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
500 Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$4,488,636	—
				$4,488,636	—
Capital Appreciation Value Trust	Equity	Written options, at value	Written options	—	$(8,867,376)
				—	$(8,867,376)
Emerging Markets Value Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	—	$(18,804)
				—	$(18,804)
International Equity Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$45,839	$(109,882)
				$45,839	$(109,882)
International Small Company Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$10,572	—
				$10,572	—
Mid Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$934,727	—
				$934,727	—
Small Cap Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$338,496	—
				$338,496	—
Strategic Equity Allocation Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$5,092,373	—
				$5,092,373	—
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Total Stock Market Index Trust	Equity	Receivable/payable for futures variation margin[1]	Futures	$617,288	—
				$617,288	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$60,667,458	—	—	$60,667,458
Capital Appreciation Value Trust	Equity	—	—	$2,218,782	$2,218,782
Emerging Markets Value Trust	Equity	$(83,528)	—	—	$(83,528)
Financial Industries Trust	Currency	—	$(625,234)	—	$(625,234)
Global Equity Trust	Currency	—	$(290,337)	—	$(290,337)
International Equity Index Trust	Equity	$(31,488)	—	—	$(31,488)
International Small Company Trust	Equity	$148,856	—	—	$148,856
Mid Cap Index Trust	Equity	$7,000,798	—	—	$7,000,798
Small Cap Index Trust	Equity	$1,372,287	—	—	$1,372,287
Strategic Equity Allocation Trust	Equity	$72,842,131	—	—	$72,842,131
Total Stock Market Index Trust	Equity	$5,674,775	—	—	$5,674,775
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts	Forward foreign currency contracts	Written options	Total
500 Index Trust	Equity	$(762,741)	—	—	$(762,741)
Capital Appreciation Value Trust	Equity	—	—	$(2,199,733)	$(2,199,733)
Emerging Markets Value Trust	Equity	$(60,334)	—	—	$(60,334)
Financial Industries Trust	Currency	—	$656,480	—	$656,480
Global Equity Trust	Currency	—	$489,326	—	$489,326
International Equity Index Trust	Equity	$(676,331)	—	—	$(676,331)
International Small Company Trust	Equity	$1,057	—	—	$1,057
Mid Cap Index Trust	Equity	$514,973	—	—	$514,973
Small Cap Index Trust	Equity	$(165,278)	—	—	$(165,278)
Strategic Equity Allocation Trust	Equity	$(1,845,950)	—	—	$(1,845,950)
Total Stock Market Index Trust	Equity	$343,387	—	—	$343,387
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
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Management fee. Under an investment management agreement, the portfolios, with the exception of the JHVIT Feeder Funds, pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the net assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted below. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  500 Index Trust — a) 0.470% of the first $500 million of average net assets; and b) 0.460% of the excess over $500 million of average net assets.
•  Blue Chip Growth Trust — a) 0.825% of the first $500 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; c) 0.750% of the next $2 billion of aggregate net assets; and d) 0.725% of the excess over $3 billion of aggregate net assets. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio, JHF II Blue Chip Growth Fund and Manulife North American Equity Fund Series.
•  Capital Appreciation Trust — a) 0.800% of the first $500 million of aggregate net assets; b) 0.700% of the next $500 million of aggregate net assets; and c) 0.670% of the excess over $1 billion of aggregate net assets.
•  Capital Appreciation Value Trust — If aggregate net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets; and b) 0.850% of the excess over $250 million of aggregate net assets. If aggregate net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets; and b) 0.800% of the excess over $1 billion of aggregate net assets. If aggregate net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets; and b) 0.800% of the excess over $500 million of aggregate net assets. If aggregate net assets equals or exceed $3 billion, then the management fee to be paid is 0.800% of aggregate net assets.
•  Disciplined Value International Trust — If aggregate net assets are less than $300 million, then the management fee to be paid is 0.825% of aggregate net assets. If aggregate net assets equal or exceed $300 million but are less than $2.5 billion, then the management fee to be paid is 0.775% of aggregate net assets. If aggregate net assets exceed $2.5 billion, then the following fee schedule shall apply: a) 0.775% of the first $2.5 billion of aggregate net assets; and b) 0.750% of the next $500 million; and c) 0.725% of the excess over $3 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, Manulife Boston Partners International Equity Fund and Disciplined Value International Fund, a series of John Hancock Investment Trust. Prior to July 1, 2021, aggregate net assets were the net assets of the portfolio and Disciplined Value International Fund, a series of John Hancock Investment Trust.
•  Emerging Markets Value Trust — a) 0.900% of the first $100 million of aggregate net assets; and b) 0.850% of the excess over $100 million of aggregate net assets. Prior to March 1, 2021, the annual rates were a) 1.000% of the first $100 million of aggregate net assets; and b) 0.950% of the excess over $100 million of aggregate net assets.
•  Equity Income Trust — a) 0.800% of the first $100 million of aggregate net assets; b) 0.775% of the next $100 million of aggregate net assets; c) 0.750% of the next $300 million of aggregate net assets; d) 0.725% of the next $500 million of aggregate net assets; e) 0.725% of the next $500 million of aggregate net assets; f) 0.700% of the next $500 million of aggregate net assets; g) 0.695% of the next $1 billion of aggregate net assets; h) 0.690% of the next $1 billion of aggregate net assets; i) 0.680% of the next $1.5 billion of aggregate net assets; j) 0.675% of the next $2 billion of aggregate net assets; and k) 0.670% of the excess over $7.5 billion of aggregate net assets. When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets. When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on aggregate net assets over $500 million. When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets. When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets. When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets. When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets. When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets. When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets. When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Equity Income Fund and Manulife US Large Cap Value Equity Fund (Canada).
•  Financial Industries Trust — a) 0.800% of the first $250 million of aggregate net assets; b) 0.775% of aggregate net assets between $250 million and $500 million; c) 0.750% of aggregate net assets between $500 million and $1 billion; and d) 0.725% of the excess over $1 billion of aggregate net assets.
•  Fundamental All Cap Core Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; and b) 0.650% of the excess over $2.5 billion of aggregate net assets.
•  Fundamental Large Cap Value Trust — a) 0.700% of the first $500 million of average net assets; b) 0.650% of average net assets between $500 million and $1 billion; and c) 0.600% of the excess over $1 billion of average net assets.
•  Global Equity Trust — a) 0.800% of the first $1 billion of aggregate net assets; and b) 0.790% of the excess over $1 billion of aggregate net assets.
•  Health Sciences Trust — a) 1.050% of the first $500 million of aggregate net assets; b) 1.000% of the next $250 million; and c) 0.950% of the excess over $750 million of aggregate net assets. When aggregate net assets exceed $750 million, the advisory fee is 0.950% on all net assets.
•  International Equity Index Trust — a) 0.550% of the first $100 million of average net assets; b) 0.530% of the next $150 million of average net assets; c) 0.520% of the next $250 million of average net assets; and d) 0.510% of the excess over $500 million of average net assets.
•  International Small Company Trust — 0.850% of aggregate net assets. Prior to March 1, 2021, 0.950% of aggregate net assets.
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•  Lifestyle Portfolios — The advisory fee has two components: a) a fee on net assets invested in affiliated funds (Affiliated funds assets) excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust, and b) a fee on net assets not invested in affiliated funds (Other assets). The management fee paid on Affiliated fund assets is: a) 0.050% of the first $7.5 billion of aggregate net assets; and b) 0.040% of the excess over $7.5 billion in aggregate net assets. The advisory fee paid on Other assets is as follows: a) 0.500% of the first $7.5 billion of aggregate net assets; and b) 0.490% of the excess over $7.5 billion in aggregate net assets.
•  Mid Cap Index Trust, Small Cap Index Trust and Total Stock Market Index Trust — a) 0.490% of the first $250 million of average net assets; b) 0.480% of average net assets between $250 million and $500 million; and c) 0.460% of the excess over $500 million of average net assets.
•  Mid Cap Growth Trust — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; c) 0.825% of aggregate net assets between $500 million and $3.2 billion; d) 0.800% of aggregate net assets between $3.2 billion and $3.7 billion; e) 0.775% of aggregate net assets between $3.7 billion and $4.2 billion; and f) 0.755% of the excess over $4.2 billion of aggregate net assets. Prior to October 16, 2021, the fees were as follows: a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of aggregate net assets between $200 million and $500 million; and c) 0.825% of the excess over $500 million of aggregate net assets. Aggregate net assets include net assets of the portfolio and JHF Mid Cap Growth Fund, a series of John Hancock Investment Trust.
•  Mid Value Trust — a) 1.050% of the first $20 million of aggregate net assets; and b) 0.950% of the excess over $20 million of aggregate net assets. When aggregate net assets exceed $50 million on any day, the management fee for that day is 0.950% of all assets of the portfolio.
•  Real Estate Securities Trust — a) 0.700% of the first $1.5 billion of aggregate net assets; and b) 0.680% of the excess over $1.5 billion of aggregate net assets.
•  Science & Technology Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Small Cap Opportunities Trust — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of aggregate net assets between $500 million and $1 billion; c) 0.900% of aggregate net assets between $1 billion and $2 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio and the JHF II New Opportunities Fund.
•  Small Cap Stock Trust — a) 1.050% of the first $50 million of aggregate net assets; and b) 1.000% of the excess over $50 million of aggregate net assets.
•  Small Cap Value Trust — a) 0.950% of the first $250 million of aggregate net assets; b) 0.940% of the next $500 million of aggregate net assets; c) 0.930% of the next $500 million of aggregate net assets; and d) 0.920% of the excess over $1.25 billion of aggregate net assets.
•  Small Company Value Trust — a) 1.050% of the first $500 million of average net assets; and b) 1.000% of the excess over $500 million of average net assets.
•  Strategic Equity Allocation Trust — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of aggregate net assets between $2.5 billion and $7.5 billion; c) 0.625% of aggregate net assets between $7.5 billion and $10 billion; d) 0.600% of aggregate net assets between $10 billion and $15 billion; e) 0.595% of aggregate net assets between $15 billion and $25 billion; and f) 0.590% of the excess over $25 billion of aggregate net assets. Aggregate net assets are the net assets of the portfolio, JHF II Strategic Equity Allocation Fund, JHF II U.S. Sector Rotation Fund, and JHF II International Strategic Equity Allocation Fund.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. Portfolio management is allocated among the following managers:
Portfolio	Subadvisor(s)
Science & Technology Trust	Allianz Global Investors U.S. LLC and T. Rowe Price Associates, Inc.
Disciplined Value International Trust	Boston Partners Global Investors, Inc.
Emerging Markets Value Trust International Small Company Trust	Dimensional Fund Advisors LP
Small Cap Opportunities Trust	Dimensional Fund Advisors LP and GW&K Investment Management, LLC
Capital Appreciation Trust	Jennison Associates LLC
Financial Industries Trust
Fundamental All Cap Core Trust
Fundamental Large Cap Value Trust
Global Equity Trust
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
Strategic Equity Allocation Trust	Manulife Investment Management (US) LLC[1]
500 Index Trust Mid Cap Index Trust Small Cap Index Trust Total Stock Market Index Trust	Manulife Investment Management (North America) Limited[1]
International Equity Index Trust	SSGA Funds Management, Inc.
Blue Chip Growth Trust Capital Appreciation Value Trust Equity Income Trust Health Sciences Trust Mid Value Trust Small Company Value Trust	T. Rowe Price Associates, Inc.
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Portfolio	Subadvisor(s)
Mid Cap Growth Trust Real Estate Securities Trust Small Cap Stock Trust Small Cap Value Trust	Wellington Management Company LLP
1  An affiliate of the Advisor.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the respective portfolios exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios' business, advisory fees, Rule 12b-1 fees, underlying fund expenses and in the case of a feeder fund, the expenses of the master fund, and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
Portfolio	Expense limitation as a percentage of average net assets
American Asset Allocation Trust	0.10%
American Global Growth Trust	0.10%
American Growth Trust	0.10%
American Growth-Income Trust	0.10%
American International Trust	0.10%
Blue Chip Growth Trust	0.20%
Capital Appreciation Trust	0.20%
Capital Appreciation Value Trust	0.20%
Disciplined Value International Trust	0.25%
Emerging Markets Value Trust	0.25%
Equity Income Trust	0.20%
Financial Industries Trust	0.20%
Fundamental All Cap Core Trust	0.20%
Fundamental Large Cap Value Trust	0.20%
Global Equity Trust	0.20%
Portfolio	Expense limitation as a percentage of average net assets
Health Sciences Trust	0.20%
International Small Company Trust	0.25%
Mid Cap Growth Trust	0.20%
Mid Cap Index Trust	0.08%
Mid Value Trust	0.20%
Real Estate Securities Trust	0.20%
Science & Technology Trust	0.20%
Small Cap Index Trust	0.08%
Small Cap Opportunities Trust	0.20%
Small Cap Stock Trust	0.20%
Small Cap Value Trust	0.20%
Small Company Value Trust	0.20%
Strategic Equity Allocation Trust	0.20%
Total Stock Market Index Trust	0.08%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain portfolios of the John Hancock group of funds complex, including certain of the portfolios presented in this report (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to limit operating expenses of 500 Index Trust and International Equity Index Trust at 0.25% and 0.34%, respectively. These limits exclude Rule 12b-1 fees, taxes, short dividends, interest expense, acquired fund fees, litigation and indemnification expenses, portfolio brokerage commissions and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business. The Advisor’s obligation to provide the expense cap will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at the time.
The Advisor has contractually agreed to reimburse expenses for the Lifestyle Portfolios so that certain other expenses do not exceed 0.04% of average net assets of the Lifestyle Portfolios. This waiver includes all expenses except taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reimbursement will remain in effect until April 30, 2022, and may terminate at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Lifestyle Growth Portfolio by 0.005% of the portfolio's average daily net assets. The expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2021, this waiver was voluntary.
The Advisor has contractually agreed to waive its management fee for Small Cap Opportunities Trust so that the amount retained by the Advisor after the payment of subadvisory fees does not exceed 0.45% of the portfolio’s average daily net assets. The expense reimbursements will remain in effect until April 30, 2022, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time and may be terminated at any time thereafter.
The Advisor has contractually agreed to waive its management fee for Mid Cap Index Trust and Small Cap Index Trust by 0.10% and 0.05% of the portfolios’ average net assets, respectively. The expense limitation agreements expire on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for portfolios that are subadvised by T. Rowe Price Associates, Inc. by the amount that the subadvisory fee is reduced pursuant to the subadvisory agreement with T. Rowe Price. This waiver impacts Blue Chip Growth Trust, Capital Appreciation Value Trust, Equity Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust (the portion of the portfolios’ net assets managed by T. Rowe Price) and Small Company Value Trust. This waiver may be terminated at any time by the Advisor.
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The Advisor has voluntarily agreed to waive its management fee for Science & Technology Trust and Strategic Equity Allocation Trust so that the amount retained by the Advisor after payment of the sub-advisory fee does not exceed 0.45% of the portfolios' average net assets. This voluntary management fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, and Lifestyle Moderate Portfolio (after giving effect to asset-based breakpoints) by 0.005% of the portfolios’ average daily net assets. This waiver may be terminated at any time by the Advisor upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fee for each Lifestyle Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the Lifestyle Portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the Lifestyle Portfolios’ first $7.5 billion of average net assets and 0.49% of the Lifestyle Portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time.
The Advisor has voluntarily agreed to reduce the advisory fee that would be payable by Fundamental Large Cap Value Trust and Total Stock Market Index Trust (after giving effect to asset-based breakpoints) by 0.003% and 0.07% of the portfolios' average daily net assets, respectively. This voluntary advisory fee waiver may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2021, the waivers under these agreements amounted to:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series III	Series NAV	Total
500 Index Trust	$11,869,409	$215,213	—	$6,570,741	$18,655,363
American Asset Allocation Trust	32,279	84,894	$11,499	—	128,672
American Global Growth Trust	3,967	15,769	2,974	—	22,710
American Growth Trust	21,701	67,112	9,530	—	98,343
American Growth-Income Trust	29,058	48,652	19,393	—	97,103
American International Trust	14,428	27,501	3,319	—	45,248
Blue Chip Growth Trust	139,607	52,930	—	655,422	847,959
Capital Appreciation Trust	24,588	7,977	—	36,783	69,348
Capital Appreciation Value Trust	3,554	124,260	—	77,388	205,202
Disciplined Value International Trust	7,210	4,242	—	17,257	28,709
Emerging Markets Value Trust	600	3,112	—	19,097	22,809
Equity Income Trust	75,003	39,323	—	383,608	497,934
Financial Industries Trust	10,622	1,791	—	2,808	15,221
Fundamental All Cap Core Trust	11,635	5,249	—	207,484	224,368
Fundamental Large Cap Value Trust	55,199	21,261	—	18,072	94,532
Global Equity Trust	24,747	2,570	—	4,307	31,624
Health Sciences Trust	45,440	44,943	—	98,225	188,608
International Equity Index Trust	979,839	61,476	—	1,325,264	2,366,579
International Small Company Trust	2,448	1,385	—	7,629	11,462
Lifestyle Balanced Portfolio	2,064	49,895	—	7,501	59,460
Lifestyle Conservative Portfolio	3,175	35,734	—	1,673	40,582
Lifestyle Growth Portfolio	12,343	281,971	—	27,047	321,361
Lifestyle Moderate Portfolio	955	18,224	—	2,447	21,626
Mid Cap Growth Trust	20,823	10,318	—	56,846	87,987
Mid Cap Index Trust	1,189,192	80,257	—	303,332	1,572,781
Mid Value Trust	132,425	29,884	—	197,392	359,701
Real Estate Securities Trust	6,324	3,406	—	23,550	33,280
Science & Technology Trust	490,872	44,066	—	83,439	618,377
Small Cap Index Trust	286,185	22,716	—	97,656	406,557
Small Cap Opportunities Trust	211,394	79,965	—	79,845	371,204
Small Cap Stock Trust	11,593	3,545	—	24,255	39,393
Small Cap Value Trust	16,608	2,433	—	30,560	49,601
Small Company Value Trust	37,851	29,081	—	41,961	108,893
Strategic Equity Allocation Trust	—	—	—	12,327,315	12,327,315
Total Stock Market Index Trust	478,010	39,699	—	190,280	707,989
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
500 Index Trust	0.22%
American Asset Allocation Trust	0.00%*
American Global Growth Trust	0.00%*
American Growth Trust	0.00%*
Portfolio	Net Annual Effective Rate
American Growth-Income Trust	0.00%*
American International Trust	0.00%*
Blue Chip Growth Trust	0.70%
Capital Appreciation Trust	0.69%

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Portfolio	Net Annual Effective Rate
Capital Appreciation Value Trust	0.78%
Disciplined Value International Trust	0.77%
Emerging Markets Value Trust	0.87%
Equity Income Trust	0.65%
Financial Industries Trust	0.76%
Fundamental All Cap Core Trust	0.66%
Fundamental Large Cap Value Trust	0.67%
Global Equity Trust	0.79%
Health Sciences Trust	0.91%
International Equity Index Trust	0.26%
International Small Company Trust	0.86%
Lifestyle Balanced Portfolio	0.04%
Lifestyle Conservative Portfolio	0.02%
Lifestyle Growth Portfolio	0.04%

Portfolio	Net Annual Effective Rate
Lifestyle Moderate Portfolio	0.04%
Mid Cap Growth Trust	0.82%
Mid Cap Index Trust	0.36%
Mid Value Trust	0.90%
Real Estate Securities Trust	0.69%
Science & Technology Trust	0.96%
Small Cap Index Trust	0.42%
Small Cap Opportunities Trust	0.77%
Small Cap Stock Trust	1.00%
Small Cap Value Trust	0.93%
Small Company Value Trust	0.99%
Strategic Equity Allocation Trust	0.49%
Total Stock Market Index Trust	0.40%
*	The JHVIT Feeder Funds do not incur direct investment advisory fees. Investment advisory fees are incurred by the master fund. For more information on these portfolios, see Note 1.
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.
For all portfolios, except the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series II shares are charged for Rule 12b-1 fees.
For the JHVIT Feeder Funds, Rule 12b-1 maximum fee rates are as follows:
Class	Rule 12b-1 Fee
Series I	0.60%
Series II	0.75%
Series III	0.25%
Distribution and service fees for the year ended December 31, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
500 Index Trust	$2,441,590	$221,403	$—	$2,662,993
American Asset Allocation Trust	2,152,842	7,092,700	319,947	9,565,489
American Global Growth Trust	264,142	1,316,998	82,754	1,663,894
American Growth Trust	1,445,080	5,602,116	265,170	7,312,366
American Growth-Income Trust	1,937,367	4,061,416	539,509	6,538,292
American International Trust	965,447	2,298,834	92,465	3,356,746
Blue Chip Growth Trust	200,241	379,755	—	579,996
Capital Appreciation Trust	136,804	221,925	—	358,729
Capital Appreciation Value Trust	4,118	721,053	—	725,171
Disciplined Value International Trust	40,141	118,154	—	158,295
Emerging Markets Value Trust	3,337	86,656	—	89,993
Equity Income Trust	124,536	326,530	—	451,066
Financial Industries Trust	58,926	49,613	—	108,539
Fundamental All Cap Core Trust	64,656	145,783	—	210,439
Fundamental Large Cap Value Trust	229,911	443,371	—	673,282
Global Equity Trust	137,677	71,471	—	209,148
Health Sciences Trust	40,492	200,631	—	241,123
International Equity Index Trust	191,165	59,990	—	251,155
International Small Company Trust	13,628	38,554	—	52,182
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	Distribution and service fees by class
Portfolio	Series l	Series ll	Series lll	Total
Lifestyle Balanced Portfolio	$20,643	$2,494,916	$—	$2,515,559
Lifestyle Conservative Portfolio	9,081	513,948	—	523,029
Lifestyle Growth Portfolio	123,415	14,099,394	—	14,222,809
Lifestyle Moderate Portfolio	7,980	762,072	—	770,052
Mid Cap Growth Trust	116,001	287,560	—	403,561
Mid Cap Index Trust	545,604	184,098	—	729,702
Mid Value Trust	120,948	136,435	—	257,383
Real Estate Securities Trust	35,113	94,464	—	129,577
Science & Technology Trust	459,751	206,276	—	666,027
Small Cap Index Trust	242,623	96,324	—	338,947
Small Cap Opportunities Trust	46,916	88,738	—	135,654
Small Cap Stock Trust	64,778	98,947	—	163,725
Small Cap Value Trust	92,440	67,604	—	160,044
Small Company Value Trust	29,631	113,859	—	143,490
Total Stock Market Index Trust	302,584	125,648	—	428,232
The Distributor voluntarily agreed to waive 0.06%, 0.08%, 0.09%, 0.07% and 0.02% of its Rule 12b-1 fee for Series II of American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust and American International Trust, respectively.
For the year ended December 31, 2021, the waivers under these agreements amounted to:
Portfolio	Series ll
American Asset Allocation Trust	$567,416
American Global Growth Trust	140,480
American Growth Trust	672,254
American Growth-Income Trust	379,066
American International Trust	61,302
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Emerging Markets Value Trust	Borrower	$7,666,667	3	0.540%	$(345)
Small Cap Opportunities Trust	Borrower	12,300,000	2	0.655%	(448)
Strategic Equity Allocation Trust	Borrower	16,000,000	1	0.660%	(293)
500 Index Trust	Lender	3,400,000	1	0.660%	62
Blue Chip Growth Trust	Lender	16,880,000	5	0.568%	1,332
Capital Appreciation Trust	Lender	7,700,000	2	0.569%	243
Capital Appreciation Value Trust	Lender	14,933,333	3	0.604%	752
Disciplined Value International Trust	Lender	4,000,000	1	0.655%	73
Emerging Markets Value Trust	Lender	1,400,000	1	0.660%	26
Equity Income Trust	Lender	15,466,667	3	0.614%	792
Health Sciences Trust	Lender	1,200,000	1	0.655%	22
International Equity Index Trust	Lender	9,778,877	4	0.659%	716
International Small Company Trust	Lender	900,000	1	0.665%	17
Mid Cap Growth Trust	Lender	4,700,000	4	0.611%	319
Mid Cap Index Trust	Lender	5,850,000	2	0.582%	189
Mid Value Trust	Lender	1,875,000	4	0.593%	124
Real Estate Securities Trust	Lender	3,675,000	2	0.586%	120
Science & Technology Trust	Lender	5,320,000	2	0.667%	197
Small Cap Index Trust	Lender	2,870,563	1	0.660%	53
Small Cap Opportunities Trust	Lender	1,900,000	1	0.650%	34
Small Cap Stock Trust	Lender	2,700,000	1	0.660%	50
Small Cap Value Trust	Lender	5,950,000	2	0.624%	206
Small Company Value Trust	Lender	2,650,000	2	0.587%	86
Strategic Equity Allocation Trust	Lender	5,525,000	4	0.631%	387
Total Stock Market Index Trust	Lender	3,681,528	1	0.660%	68
148

6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2021 and 2020 were as follows:
500 Index Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	5,502,947	$265,322,772	5,921,233	$218,381,029
Distributions reinvested	5,296,404	265,985,404	3,620,049	140,819,888
Repurchased	(7,929,092)	(385,734,234)	(9,756,329)	(365,725,383)
Net increase (decrease)	2,870,259	$145,573,942	(215,047)	$(6,524,466)
Series II shares
Sold	214,152	$10,337,335	278,601	$10,159,140
Distributions reinvested	91,571	4,601,443	63,871	2,486,486
Repurchased	(309,428)	(15,314,856)	(573,009)	(20,761,569)
Net decrease	(3,705)	$(376,078)	(230,537)	$(8,115,943)
Series NAV shares
Sold	1,392,191	$67,293,377	2,481,106	$89,192,287
Distributions reinvested	2,934,547	147,343,602	2,106,519	81,922,505
Repurchased	(4,666,804)	(228,553,692)	(6,996,982)	(265,504,963)
Net decrease	(340,066)	$(13,916,713)	(2,409,357)	$(94,390,171)
Total net increase (decrease)	2,526,488	$131,281,151	(2,854,941)	$(109,030,580)
American Asset Allocation Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	913,418	$11,895,634	1,019,869	$12,392,769
Distributions reinvested	1,943,588	25,549,663	3,555,563	40,739,656
Repurchased	(1,504,052)	(19,823,790)	(1,692,942)	(20,650,720)
Net increase	1,352,954	$17,621,507	2,882,490	$32,481,705
Series II shares
Sold	58,063	$779,838	48,549	$606,953
Distributions reinvested	4,821,868	63,349,495	10,249,020	117,374,226
Repurchased	(12,367,994)	(162,530,314)	(9,405,795)	(114,753,634)
Net increase (decrease)	(7,488,063)	$(98,400,981)	891,774	$3,227,545
Series III shares
Sold	26,806	$333,925	3,781	$48,472
Distributions reinvested	697,002	9,191,535	1,372,797	15,804,385
Repurchased	(1,158,768)	(15,381,195)	(920,846)	(11,348,696)
Net increase (decrease)	(434,960)	$(5,855,735)	455,732	$4,504,161
Total net increase (decrease)	(6,570,069)	$(86,635,209)	4,229,996	$40,213,411
American Global Growth Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	364,129	$7,800,665	310,211	$5,619,188
Distributions reinvested	121,405	2,613,854	146,182	2,575,727
Repurchased	(215,136)	(4,620,036)	(169,318)	(2,780,771)
Net increase	270,398	$5,794,483	287,075	$5,414,144
Series II shares
Sold	132,024	$2,768,636	227,622	$3,274,179
Distributions reinvested	456,203	9,771,876	721,701	12,658,629
Repurchased	(1,473,296)	(31,507,956)	(2,012,493)	(34,683,183)
Net decrease	(885,069)	$(18,967,444)	(1,063,170)	$(18,750,375)
Series III shares
Sold	10,047	$218,846	16,897	$235,937
Distributions reinvested	86,099	1,859,742	132,412	2,331,770
Repurchased	(190,229)	(4,095,131)	(341,858)	(6,017,003)
Net decrease	(94,083)	$(2,016,543)	(192,549)	$(3,449,296)
Total net decrease	(708,754)	$(15,189,504)	(968,644)	$(16,785,527)
149

Portfolio share transactions, continued

American Growth Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	840,869	$21,621,389	821,756	$15,732,978
Distributions reinvested	640,017	16,926,510	1,156,818	23,055,381
Repurchased	(711,003)	(18,167,859)	(1,203,164)	(22,705,775)
Net increase	769,883	$20,380,040	775,410	$16,082,584
Series II shares
Sold	80,144	$2,093,259	346,084	$5,659,635
Distributions reinvested	1,905,377	49,814,210	4,176,618	82,362,899
Repurchased	(5,384,426)	(136,575,810)	(8,441,352)	(169,764,408)
Net decrease	(3,398,905)	$(84,668,341)	(3,918,650)	$(81,741,874)
Series III shares
Sold	6,982	$174,518	1,274	$24,568
Distributions reinvested	281,655	7,433,792	589,786	11,683,659
Repurchased	(682,920)	(17,459,937)	(1,359,161)	(27,453,411)
Net decrease	(394,283)	$(9,851,627)	(768,101)	$(15,745,184)
Total net decrease	(3,023,305)	$(74,139,928)	(3,911,341)	$(81,404,474)
American Growth-Income Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	334,583	$6,065,751	183,326	$2,819,280
Distributions reinvested	1,016,083	18,561,160	2,764,183	40,231,022
Repurchased	(1,622,304)	(28,421,722)	(1,756,412)	(27,399,881)
Net increase (decrease)	(271,638)	$(3,794,811)	1,191,097	$15,650,421
Series II shares
Sold	69,694	$1,219,797	1,974,037	$26,190,185
Distributions reinvested	1,641,749	29,802,194	4,911,020	71,054,364
Repurchased	(6,376,239)	(112,197,629)	(5,204,133)	(81,022,078)
Net increase (decrease)	(4,664,796)	$(81,175,638)	1,680,924	$16,222,471
Series III shares
Sold	24,443	$424,852	573,376	$7,554,893
Distributions reinvested	697,050	12,747,995	1,975,364	28,815,935
Repurchased	(2,190,656)	(38,754,229)	(1,812,495)	(28,414,367)
Net increase (decrease)	(1,469,163)	$(25,581,382)	736,245	$7,956,461
Total net increase (decrease)	(6,405,597)	$(110,551,831)	3,608,266	$39,829,353
American International Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	768,714	$16,707,283	1,438,799	$26,075,864
Distributions reinvested	156,074	3,212,329	396,009	7,212,200
Repurchased	(1,798,778)	(39,427,972)	(805,159)	(14,834,306)
Net increase (decrease)	(873,990)	$(19,508,360)	1,029,649	$18,453,758
Series II shares
Sold	1,144,102	$23,913,485	1,542,713	$23,168,571
Distributions reinvested	280,894	5,781,433	769,296	13,936,196
Repurchased	(1,952,605)	(42,614,139)	(3,167,568)	(60,331,815)
Net decrease	(527,609)	$(12,919,221)	(855,559)	$(23,227,048)
Series III shares
Sold	143,357	$2,989,548	180,478	$2,688,570
Distributions reinvested	43,002	880,914	100,503	1,844,292
Repurchased	(202,882)	(4,425,563)	(376,456)	(7,258,610)
Net decrease	(16,523)	$(555,101)	(95,475)	$(2,725,748)
Total net increase (decrease)	(1,418,122)	$(32,982,682)	78,615	$(7,499,038)
Blue Chip Growth Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	204,624	$8,873,787	103,392	$4,005,098
Distributions reinvested	1,293,348	53,285,942	1,276,533	48,329,550
Repurchased	(1,211,421)	(51,864,872)	(1,275,024)	(47,690,215)
Net increase	286,551	$10,294,857	104,901	$4,644,433
150

Portfolio share transactions, continued

Blue Chip Growth Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	72,809	$3,151,569	142,636	$5,254,705
Distributions reinvested	535,657	20,938,817	544,652	19,738,173
Repurchased	(764,560)	(31,142,110)	(816,093)	(28,963,362)
Net decrease	(156,094)	$(7,051,724)	(128,805)	$(3,970,484)
Series NAV shares
Sold	1,451,010	$60,971,043	1,689,367	$59,372,907
Distributions reinvested	5,969,353	246,474,578	5,928,792	224,760,504
Repurchased	(6,802,222)	(295,595,412)	(11,896,286)	(432,880,813)
Net increase (decrease)	618,141	$11,850,209	(4,278,127)	$(148,747,402)
Total net increase (decrease)	748,598	$15,093,342	(4,302,031)	$(148,073,453)
Capital Appreciation Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	585,740	$4,716,947	922,678	$5,895,320
Distributions reinvested	5,579,895	42,630,402	3,527,777	24,024,161
Repurchased	(5,604,460)	(44,650,961)	(4,901,499)	(30,940,634)
Net increase (decrease)	561,175	$2,696,388	(451,044)	$(1,021,153)
Series II shares
Sold	810,522	$5,733,836	1,232,228	$6,883,127
Distributions reinvested	2,500,576	16,028,692	1,545,840	9,104,998
Repurchased	(2,950,385)	(20,012,632)	(3,025,254)	(16,804,159)
Net increase (decrease)	360,713	$1,749,896	(247,186)	$(816,034)
Series NAV shares
Sold	5,505,210	$44,280,330	5,259,711	$34,080,171
Distributions reinvested	8,406,101	64,811,035	4,692,330	32,189,382
Repurchased	(6,075,537)	(47,238,491)	(12,080,769)	(76,240,730)
Net increase (decrease)	7,835,774	$61,852,874	(2,128,728)	$(9,971,177)
Total net increase (decrease)	8,757,662	$66,299,158	(2,826,958)	$(11,808,364)
Capital Appreciation Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	328,535	$4,706,789	103,645	$1,297,857
Distributions reinvested	63,048	873,842	41,423	514,065
Repurchased	(307,111)	(4,541,040)	(269,017)	(3,161,091)
Net increase (decrease)	84,472	$1,039,591	(123,949)	$(1,349,169)
Series II shares
Sold	504,342	$7,190,368	214,189	$2,803,112
Distributions reinvested	2,328,243	32,083,186	1,993,970	24,625,527
Repurchased	(3,602,656)	(51,369,586)	(2,930,899)	(36,750,743)
Net decrease	(770,071)	$(12,096,032)	(722,740)	$(9,322,104)
Series NAV shares
Sold	1,525,497	$21,511,145	1,440,088	$18,173,546
Distributions reinvested	1,561,347	21,562,201	1,061,455	13,130,202
Repurchased	(660,257)	(9,477,001)	(953,562)	(11,983,369)
Net increase	2,426,587	$33,596,345	1,547,981	$19,320,379
Total net increase	1,740,988	$22,539,904	701,292	$8,649,106
Disciplined Value International Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	101,165	$1,459,411	160,080	$1,770,429
Distributions reinvested	140,140	2,030,630	130,430	1,438,637
Repurchased	(740,085)	(10,551,044)	(810,267)	(9,167,346)
Net decrease	(498,780)	$(7,061,003)	(519,757)	$(5,958,280)
Series II shares
Sold	102,690	$1,486,091	197,958	$2,235,610
Distributions reinvested	76,126	1,102,310	71,958	793,702
Repurchased	(524,054)	(7,503,691)	(601,995)	(6,890,451)
Net decrease	(345,238)	$(4,915,290)	(332,079)	$(3,861,139)
151

Portfolio share transactions, continued

Disciplined Value International Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	729,189	$10,513,504	939,068	$9,869,347
Distributions reinvested	354,410	5,089,324	316,378	3,461,172
Repurchased	(1,268,845)	(18,209,249)	(1,316,739)	(15,073,683)
Net decrease	(185,246)	$(2,606,421)	(61,293)	$(1,743,164)
Total net decrease	(1,029,264)	$(14,582,714)	(913,129)	$(11,562,583)
Emerging Markets Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	128,847	$1,370,092	49,767	$392,560
Distributions reinvested	14,548	156,248	15,181	124,789
Repurchased	(130,007)	(1,406,635)	(78,579)	(672,630)
Net increase (decrease)	13,388	$119,705	(13,631)	$(155,281)
Series II shares
Sold	390,811	$4,108,344	397,541	$2,947,587
Distributions reinvested	69,484	746,253	77,731	638,953
Repurchased	(644,134)	(6,836,487)	(707,653)	(5,949,846)
Net decrease	(183,839)	$(1,981,890)	(232,381)	$(2,363,306)
Series NAV shares
Sold	2,979,632	$31,886,524	3,074,065	$25,601,816
Distributions reinvested	474,355	5,085,088	495,136	4,060,113
Repurchased	(3,514,417)	(37,775,322)	(3,681,539)	(30,189,053)
Net decrease	(60,430)	$(803,710)	(112,338)	$(527,124)
Total net decrease	(230,881)	$(2,665,895)	(358,350)	$(3,045,711)
Equity Income Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	272,477	$4,426,246	193,014	$2,401,652
Distributions reinvested	599,402	9,806,219	1,847,720	21,710,712
Repurchased	(2,181,055)	(34,735,999)	(2,281,367)	(30,245,963)
Net decrease	(1,309,176)	$(20,503,534)	(240,633)	$(6,133,599)
Series II shares
Sold	292,696	$4,760,686	286,348	$3,459,695
Distributions reinvested	299,818	4,875,034	981,536	11,464,344
Repurchased	(1,482,184)	(23,582,478)	(1,499,805)	(19,362,150)
Net decrease	(889,670)	$(13,946,758)	(231,921)	$(4,438,111)
Series NAV shares
Sold	5,272,100	$80,832,400	9,349,611	$108,715,328
Distributions reinvested	3,171,897	51,543,334	9,907,677	115,622,593
Repurchased	(12,235,406)	(194,805,929)	(21,503,462)	(275,145,296)
Net decrease	(3,791,409)	$(62,430,195)	(2,246,174)	$(50,807,375)
Total net decrease	(5,990,255)	$(96,880,487)	(2,718,728)	$(61,379,085)
Financial Industries Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,406,120	$37,107,978	877,874	$10,042,802
Distributions reinvested	99,951	1,684,170	845,030	9,295,328
Repurchased	(1,721,910)	(26,308,836)	(2,474,960)	(29,795,596)
Net increase (decrease)	784,161	$12,483,312	(752,056)	$(10,457,466)
Series II shares
Sold	530,724	$8,049,134	99,663	$1,101,630
Distributions reinvested	15,374	256,431	130,970	1,427,577
Repurchased	(369,325)	(5,646,896)	(264,244)	(3,067,024)
Net increase (decrease)	176,773	$2,658,669	(33,611)	$(537,817)
152

Portfolio share transactions, continued

Financial Industries Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	388,970	$5,867,607	126,550	$1,528,459
Distributions reinvested	27,439	460,694	219,720	2,408,134
Repurchased	(235,772)	(3,563,280)	(418,969)	(4,977,404)
Net increase (decrease)	180,637	$2,765,021	(72,699)	$(1,040,811)
Total net increase (decrease)	1,141,571	$17,907,002	(858,366)	$(12,036,094)
Fundamental All Cap Core Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	406,026	$14,637,922	187,477	$4,449,273
Distributions reinvested	286,683	10,257,524	134,814	3,553,697
Repurchased	(872,953)	(30,177,525)	(1,211,487)	(29,521,410)
Net decrease	(180,244)	$(5,282,079)	(889,196)	$(21,518,440)
Series II shares
Sold	139,310	$5,003,671	41,530	$961,810
Distributions reinvested	131,690	4,693,418	53,929	1,417,804
Repurchased	(269,847)	(9,458,343)	(372,864)	(9,505,554)
Net increase (decrease)	1,153	$238,746	(277,405)	$(7,125,940)
Series NAV shares
Sold	30,508	$1,116,964	385,095	$8,567,156
Distributions reinvested	5,141,230	185,238,532	2,196,683	58,278,006
Repurchased	(4,614,549)	(163,136,432)	(4,910,060)	(124,884,034)
Net increase (decrease)	557,189	$23,219,064	(2,328,282)	$(58,038,872)
Total net increase (decrease)	378,098	$18,175,731	(3,494,883)	$(86,683,252)
Fundamental Large Cap Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	833,577	$24,538,756	260,365	$5,407,923
Distributions reinvested	1,923,725	56,191,998	489,839	10,560,919
Repurchased	(1,618,362)	(47,645,244)	(2,625,547)	(56,668,522)
Net increase (decrease)	1,138,940	$33,085,510	(1,875,343)	$(40,699,680)
Series II shares
Sold	288,138	$8,627,981	285,956	$5,309,493
Distributions reinvested	697,583	20,550,791	186,839	4,060,006
Repurchased	(1,224,753)	(36,321,712)	(1,194,985)	(26,215,465)
Net decrease	(239,032)	$(7,142,940)	(722,190)	$(16,845,966)
Series NAV shares
Sold	532,626	$15,626,092	1,300,305	$26,713,513
Distributions reinvested	644,011	18,824,449	153,022	3,300,686
Repurchased	(489,747)	(14,301,970)	(679,102)	(14,888,265)
Net increase	686,890	$20,148,571	774,225	$15,125,934
Total net increase (decrease)	1,586,798	$46,091,141	(1,823,308)	$(42,419,712)
Global Equity Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	24,461	$585,176	182,495	$2,986,832
Issued in reorganization (Note 14)	—	—	7,506,500	144,970,081
Distributions reinvested	—	—	120,446	2,255,953
Repurchased	(1,791,634)	(41,746,795)	(818,580)	(15,582,367)
Net increase (decrease)	(1,767,173)	$(41,161,619)	6,990,861	$134,630,499
Series II shares
Sold	25,425	$585,810	26,836	$508,580
Distributions reinvested	—	—	27,029	503,822
Repurchased	(170,225)	(3,934,880)	(301,261)	(5,486,252)
Net decrease	(144,800)	$(3,349,070)	(247,396)	$(4,473,850)
153

Portfolio share transactions, continued

Global Equity Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	96,324	$2,273,735	116,006	$2,128,612
Distributions reinvested	—	—	47,706	892,097
Repurchased	(167,278)	(3,912,759)	(217,447)	(4,104,092)
Net decrease	(70,954)	$(1,639,024)	(53,735)	$(1,083,383)
Total net increase (decrease)	(1,982,927)	$(46,149,713)	6,689,730	$129,073,266
Health Sciences Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	151,159	$5,123,396	200,168	$5,431,964
Distributions reinvested	250,513	7,928,751	267,269	7,609,149
Repurchased	(427,679)	(13,861,884)	(542,151)	(15,438,390)
Net decrease	(26,007)	$(809,737)	(74,714)	$(2,397,277)
Series II shares
Sold	88,746	$2,671,998	232,708	$5,820,723
Distributions reinvested	290,957	8,175,901	335,724	8,601,256
Repurchased	(668,796)	(19,523,183)	(447,561)	(11,330,166)
Net increase (decrease)	(289,093)	$(8,675,284)	120,871	$3,091,813
Series NAV shares
Sold	395,215	$13,031,083	360,720	$10,488,088
Distributions reinvested	530,985	17,177,377	506,196	14,689,821
Repurchased	(291,477)	(9,558,553)	(479,739)	(13,754,589)
Net increase	634,723	$20,649,907	387,177	$11,423,320
Total net increase	319,623	$11,164,886	433,334	$12,117,856
International Equity Index Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,412,172	$29,421,870	930,796	$15,948,275
Distributions reinvested	701,442	14,421,651	644,937	10,938,135
Repurchased	(2,255,163)	(46,583,337)	(2,744,009)	(45,556,909)
Net decrease	(141,549)	$(2,739,816)	(1,168,276)	$(18,670,499)
Series II shares
Sold	77,591	$1,593,856	92,935	$1,554,558
Distributions reinvested	40,901	842,152	38,661	656,853
Repurchased	(132,847)	(2,761,167)	(192,743)	(3,157,110)
Net decrease	(14,355)	$(325,159)	(61,147)	$(945,699)
Series NAV shares
Sold	1,983,913	$41,473,560	1,487,526	$25,201,951
Distributions reinvested	993,045	20,407,077	875,406	14,838,122
Repurchased	(1,303,931)	(26,792,167)	(2,644,943)	(45,231,553)
Net increase (decrease)	1,673,027	$35,088,470	(282,011)	$(5,191,480)
Total net increase (decrease)	1,517,123	$32,023,495	(1,511,434)	$(24,807,678)
International Small Company Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	64,016	$1,070,427	39,450	$474,755
Distributions reinvested	67,364	1,102,079	100,036	1,259,454
Repurchased	(290,204)	(4,664,694)	(257,699)	(3,259,266)
Net decrease	(158,824)	$(2,492,188)	(118,213)	$(1,525,057)
Series II shares
Sold	101,515	$1,647,422	89,275	$1,185,643
Distributions reinvested	35,726	583,400	52,312	658,088
Repurchased	(197,559)	(3,222,268)	(164,676)	(2,044,024)
Net decrease	(60,318)	$(991,446)	(23,089)	$(200,293)
154

Portfolio share transactions, continued

International Small Company Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	829,594	$13,384,517	573,793	$6,819,431
Distributions reinvested	219,720	3,594,628	284,133	3,580,074
Repurchased	(688,863)	(11,156,806)	(849,215)	(10,833,196)
Net increase (decrease)	360,451	$5,822,339	8,711	$(433,691)
Total net increase (decrease)	141,309	$2,338,705	(132,591)	$(2,159,041)
Lifestyle Balanced Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	350,913	$5,960,454	359,279	$5,657,155
Distributions reinvested	161,430	2,732,821	139,133	2,212,734
Repurchased	(505,997)	(8,585,153)	(434,863)	(6,537,668)
Net increase	6,346	$108,122	63,549	$1,332,221
Series II shares
Sold	2,739,861	$46,383,888	8,138,103	$124,512,209
Distributions reinvested	3,756,334	63,670,255	3,147,016	50,051,972
Repurchased	(5,720,301)	(98,010,647)	(8,461,923)	(122,726,712)
Net increase	775,894	$12,043,496	2,823,196	$51,837,469
Series NAV shares
Sold	1,019,211	$17,332,230	942,803	$14,741,841
Distributions reinvested	619,664	10,480,543	470,145	7,473,357
Repurchased	(341,995)	(5,814,240)	(456,097)	(7,109,453)
Net increase	1,296,880	$21,998,533	956,851	$15,105,745
Total net increase	2,079,120	$34,150,151	3,843,596	$68,275,435
Lifestyle Conservative Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	456,387	$6,636,109	520,129	$7,319,025
Distributions reinvested	66,898	952,622	53,824	771,879
Repurchased	(387,855)	(5,634,999)	(334,619)	(4,659,629)
Net increase	135,430	$1,953,732	239,334	$3,431,275
Series II shares
Sold	2,474,011	$35,896,026	4,057,176	$56,829,785
Distributions reinvested	690,777	9,844,226	659,031	9,455,527
Repurchased	(3,418,405)	(49,755,063)	(2,705,610)	(38,146,901)
Net increase (decrease)	(253,617)	$(4,014,811)	2,010,597	$28,138,411
Series NAV shares
Sold	215,638	$3,117,146	524,681	$7,533,847
Distributions reinvested	29,310	417,268	28,676	411,202
Repurchased	(326,119)	(4,754,740)	(237,820)	(3,399,644)
Net increase (decrease)	(81,171)	$(1,220,326)	315,537	$4,545,405
Total net increase (decrease)	(199,358)	$(3,281,405)	2,565,468	$36,115,091
Lifestyle Growth Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	482,371	$9,174,447	478,268	$7,983,782
Issued in reorganization (Note 14)	170,489	3,248,951	—	—
Distributions reinvested	1,163,529	21,705,431	988,609	16,683,731
Repurchased	(1,512,729)	(28,626,894)	(1,437,751)	(23,610,633)
Net increase	303,660	$5,501,935	29,126	$1,056,880
Series II shares
Sold	250,370	$4,374,069	6,116,415	$101,042,598
Issued in reorganization (Note 14)	866,692	16,521,890	—	—
Distributions reinvested	25,324,882	472,384,545	23,030,720	388,074,250
Repurchased	(39,667,271)	(753,951,243)	(43,922,767)	(716,089,958)
Net decrease	(13,225,327)	$(260,670,739)	(14,775,632)	$(226,973,110)
155

Portfolio share transactions, continued

Lifestyle Growth Portfolio, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,277,471	$43,392,632	1,568,699	$26,088,516
Issued in reorganization (Note 14)	1,012,011	19,278,479	—	—
Distributions reinvested	2,691,995	50,210,447	1,997,743	33,722,560
Repurchased	(1,187,199)	(22,682,038)	(1,243,416)	(20,476,111)
Net increase	4,794,278	$90,199,520	2,323,026	$39,334,965
Total net decrease	(8,127,389)	$(164,969,284)	(12,423,480)	$(186,581,265)
Lifestyle Moderate Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	235,961	$3,794,864	204,658	$3,075,944
Distributions reinvested	65,406	1,045,218	48,127	741,472
Repurchased	(200,993)	(3,251,715)	(152,179)	(2,217,252)
Net increase	100,374	$1,588,367	100,606	$1,600,164
Series II shares
Sold	992,897	$16,079,867	3,415,787	$51,266,722
Distributions reinvested	1,166,903	18,665,532	1,006,770	15,517,113
Repurchased	(2,601,213)	(42,202,891)	(3,072,543)	(43,987,991)
Net increase (decrease)	(441,413)	$(7,457,492)	1,350,014	$22,795,844
Series NAV shares
Sold	578,191	$9,294,148	419,117	$6,367,573
Distributions reinvested	176,601	2,820,705	120,007	1,848,646
Repurchased	(172,780)	(2,771,396)	(339,395)	(5,021,374)
Net increase	582,012	$9,343,457	199,729	$3,194,845
Total net increase	240,973	$3,474,332	1,650,349	$27,590,853
Mid Cap Growth Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	176,289	$4,216,771	98,756	$2,052,636
Distributions reinvested	2,949,356	62,172,424	1,136,605	26,323,767
Repurchased	(1,246,522)	(32,485,275)	(1,579,565)	(34,220,879)
Net increase (decrease)	1,879,123	$33,903,920	(344,204)	$(5,844,476)
Series II shares
Sold	181,138	$4,271,299	166,453	$3,272,229
Distributions reinvested	1,795,021	33,315,597	694,907	14,718,135
Repurchased	(970,112)	(23,246,365)	(982,712)	(19,296,684)
Net increase (decrease)	1,006,047	$14,340,531	(121,352)	$(1,306,320)
Series NAV shares
Sold	2,500,700	$64,429,240	2,745,766	$52,818,802
Distributions reinvested	7,763,130	168,149,385	2,903,582	68,553,560
Repurchased	(4,097,783)	(111,815,881)	(11,001,058)	(226,547,696)
Net increase (decrease)	6,166,047	$120,762,744	(5,351,710)	$(105,175,334)
Total net increase (decrease)	9,051,217	$169,007,195	(5,817,266)	$(112,326,130)
Mid Cap Index Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,406,627	$34,634,399	612,824	$10,117,174
Distributions reinvested	2,743,185	66,961,139	5,773,435	105,191,983
Repurchased	(7,161,492)	(175,155,190)	(8,678,002)	(167,035,907)
Net decrease	(3,011,680)	$(73,559,652)	(2,291,743)	$(51,726,750)
Series II shares
Sold	63,515	$1,561,811	44,091	$694,714
Distributions reinvested	181,994	4,415,180	383,728	6,949,314
Repurchased	(429,273)	(10,470,671)	(562,204)	(10,661,059)
Net decrease	(183,764)	$(4,493,680)	(134,385)	$(3,017,031)
156

Portfolio share transactions, continued

Mid Cap Index Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	1,715,866	$42,052,950	1,980,024	$37,546,279
Distributions reinvested	734,976	17,940,775	1,338,404	24,385,729
Repurchased	(1,840,063)	(44,569,848)	(2,646,056)	(52,461,826)
Net increase	610,779	$15,423,877	672,372	$9,470,182
Total net decrease	(2,584,665)	$(62,629,455)	(1,753,756)	$(45,273,599)
Mid Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,187,644	$26,039,905	447,317	$4,046,977
Distributions reinvested	1,140,851	13,610,356	855,678	7,529,965
Repurchased	(3,841,551)	(45,319,933)	(5,297,461)	(46,155,571)
Net decrease	(513,056)	$(5,669,672)	(3,994,466)	$(34,578,629)
Series II shares
Sold	616,257	$7,515,590	76,233	$596,114
Distributions reinvested	251,159	2,998,835	181,778	1,603,282
Repurchased	(831,316)	(9,834,529)	(792,572)	(6,794,326)
Net increase (decrease)	36,100	$679,896	(534,561)	$(4,594,930)
Series NAV shares
Sold	770,723	$9,108,996	4,439,383	$33,012,684
Distributions reinvested	1,712,639	20,260,519	1,488,463	13,009,167
Repurchased	(5,816,234)	(68,359,507)	(11,448,285)	(97,593,630)
Net decrease	(3,332,872)	$(38,989,992)	(5,520,439)	$(51,571,779)
Total net decrease	(3,809,828)	$(43,979,768)	(10,049,466)	$(90,745,338)
Real Estate Securities Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	109,696	$2,686,669	123,621	$2,813,924
Distributions reinvested	40,588	1,028,492	476,394	8,384,536
Repurchased	(496,205)	(11,625,824)	(478,981)	(9,519,121)
Net increase (decrease)	(345,921)	$(7,910,663)	121,034	$1,679,339
Series II shares
Sold	244,925	$5,909,791	106,885	$2,137,414
Distributions reinvested	19,557	495,183	253,148	4,452,874
Repurchased	(366,986)	(8,597,536)	(380,052)	(7,521,677)
Net decrease	(102,504)	$(2,192,562)	(20,019)	$(931,389)
Series NAV shares
Sold	406,157	$9,489,362	603,549	$11,525,082
Distributions reinvested	159,883	4,022,665	1,741,969	30,449,623
Repurchased	(935,914)	(21,487,588)	(1,612,099)	(33,721,171)
Net increase (decrease)	(369,874)	$(7,975,561)	733,419	$8,253,534
Total net increase (decrease)	(818,299)	$(18,078,786)	834,434	$9,001,484
Science & Technology Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	595,932	$26,145,447	2,182,944	$74,009,543
Distributions reinvested	4,620,916	174,485,794	2,221,111	80,848,453
Repurchased	(4,822,740)	(206,372,873)	(4,503,526)	(147,635,681)
Net increase (decrease)	394,108	$(5,741,632)	(99,471)	$7,222,315
Series II shares
Sold	235,324	$9,523,589	427,671	$13,551,802
Distributions reinvested	500,563	17,304,448	222,328	7,556,916
Repurchased	(516,323)	(20,655,274)	(625,532)	(19,389,051)
Net increase	219,564	$6,172,763	24,467	$1,719,667
157

Portfolio share transactions, continued

Science & Technology Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	279,157	$11,995,758	692,480	$24,440,429
Distributions reinvested	807,111	31,106,075	317,019	11,723,380
Repurchased	(264,757)	(11,567,250)	(571,759)	(19,249,000)
Net increase	821,511	$31,534,583	437,740	$16,914,809
Total net increase	1,435,183	$31,965,714	362,736	$25,856,791
Small Cap Index Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,876,576	$53,464,114	1,435,525	$18,707,386
Distributions reinvested	2,049,038	36,104,058	2,233,603	29,595,245
Repurchased	(4,433,679)	(81,026,808)	(4,578,414)	(60,901,980)
Net increase (decrease)	491,935	$8,541,364	(909,286)	$(12,599,349)
Series II shares
Sold	105,651	$1,920,724	60,163	$688,288
Distributions reinvested	161,323	2,821,544	191,866	2,524,960
Repurchased	(335,465)	(6,119,976)	(381,841)	(5,281,043)
Net decrease	(68,491)	$(1,377,708)	(129,812)	$(2,067,795)
Series NAV shares
Sold	1,784,256	$32,919,972	1,410,892	$18,063,257
Distributions reinvested	732,232	12,923,887	947,659	12,565,960
Repurchased	(1,557,864)	(28,232,952)	(4,136,301)	(59,821,934)
Net increase (decrease)	958,624	$17,610,907	(1,777,750)	$(29,192,717)
Total net increase (decrease)	1,382,068	$24,774,563	(2,816,848)	$(43,859,861)
Small Cap Opportunities Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	99,534	$3,228,275	44,823	$837,166
Distributions reinvested	70,769	2,357,324	203,462	4,400,886
Repurchased	(441,462)	(14,025,928)	(386,450)	(8,505,166)
Net decrease	(271,159)	$(8,440,329)	(138,165)	$(3,267,114)
Series II shares
Sold	202,803	$6,357,273	49,408	$908,419
Distributions reinvested	25,459	827,428	77,598	1,638,867
Repurchased	(327,848)	(10,200,183)	(212,108)	(4,685,305)
Net decrease	(99,586)	$(3,015,482)	(85,102)	$(2,138,019)
Series NAV shares
Sold	604,716	$19,530,350	177,026	$3,606,736
Distributions reinvested	28,006	925,316	74,320	1,594,913
Repurchased	(644,489)	(20,537,137)	(120,645)	(2,682,580)
Net increase (decrease)	(11,767)	$(81,471)	130,701	$2,519,069
Total net decrease	(382,512)	$(11,537,282)	(92,566)	$(2,886,064)
Small Cap Stock Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,399,894	$17,241,927	1,964,872	$19,501,951
Distributions reinvested	1,696,147	17,775,622	1,254,833	12,335,008
Repurchased	(3,506,932)	(42,513,704)	(2,805,463)	(24,221,348)
Net increase (decrease)	(410,891)	$(7,496,155)	414,242	$7,615,611
Series II shares
Sold	245,953	$2,725,806	256,688	$2,254,350
Distributions reinvested	645,617	6,055,887	484,559	4,351,340
Repurchased	(918,139)	(10,050,916)	(1,074,533)	(8,912,272)
Net decrease	(26,569)	$(1,269,223)	(333,286)	$(2,306,582)
158

Portfolio share transactions, continued

Small Cap Stock Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,538,857	$46,383,861	1,335,450	$13,980,624
Distributions reinvested	3,626,860	38,952,480	2,350,557	23,599,592
Repurchased	(4,044,598)	(49,233,763)	(2,877,928)	(26,311,259)
Net increase	3,121,119	$36,102,578	808,079	$11,268,957
Total net increase	2,683,659	$27,337,200	889,035	$16,577,986
Small Cap Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	954,599	$16,682,686	575,380	$7,511,713
Distributions reinvested	137,341	2,461,150	1,595,451	19,033,726
Repurchased	(2,541,053)	(43,636,062)	(2,791,403)	(38,320,748)
Net decrease	(1,449,113)	$(24,492,226)	(620,572)	$(11,775,309)
Series II shares
Sold	399,797	$6,852,808	210,747	$2,684,744
Distributions reinvested	17,950	318,967	209,719	2,483,074
Repurchased	(504,592)	(8,679,685)	(394,590)	(5,369,034)
Net increase (decrease)	(86,845)	$(1,507,910)	25,876	$(201,216)
Series NAV shares
Sold	1,850,998	$30,498,599	7,518,846	$96,121,210
Distributions reinvested	269,463	4,804,529	2,352,828	27,951,600
Repurchased	(3,610,676)	(63,597,921)	(4,435,738)	(57,635,557)
Net increase (decrease)	(1,490,215)	$(28,294,793)	5,435,936	$66,437,253
Total net increase (decrease)	(3,026,173)	$(54,294,929)	4,841,240	$54,460,728
Small Company Value Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	310,162	$3,846,663	131,706	$1,136,409
Distributions reinvested	130,830	1,636,688	354,922	3,126,866
Repurchased	(960,328)	(11,709,542)	(784,978)	(7,120,221)
Net decrease	(519,336)	$(6,226,191)	(298,350)	$(2,856,946)
Series II shares
Sold	106,673	$1,255,246	81,940	$587,391
Distributions reinvested	101,896	1,212,560	303,681	2,547,886
Repurchased	(785,773)	(9,064,155)	(684,570)	(5,809,205)
Net decrease	(577,204)	$(6,596,349)	(298,949)	$(2,673,928)
Series NAV shares
Sold	449,811	$5,398,970	1,101,417	$8,710,384
Distributions reinvested	153,343	1,906,048	386,010	3,377,586
Repurchased	(701,374)	(8,399,467)	(373,545)	(3,383,568)
Net increase (decrease)	(98,220)	$(1,094,449)	1,113,882	$8,704,402
Total net increase (decrease)	(1,194,760)	$(13,916,989)	516,583	$3,173,528
Strategic Equity Allocation Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	347,816	$8,219,267	21,176,427	$346,232,324
Distributions reinvested	46,370,084	1,025,242,559	44,896,942	831,491,357
Repurchased	(83,517,168)	(1,907,048,965)	(100,319,007)	(1,907,703,990)
Net decrease	(36,799,268)	$(873,587,139)	(34,245,638)	$(729,980,309)
Total net decrease	(36,799,268)	$(873,587,139)	(34,245,638)	$(729,980,309)
Total Stock Market Index Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,399,592	$41,309,343	1,177,504	$27,244,563
Distributions reinvested	1,141,791	34,482,074	2,159,217	50,331,351
Repurchased	(3,277,674)	(97,097,932)	(4,279,332)	(100,050,186)
Net decrease	(736,291)	$(21,306,515)	(942,611)	$(22,474,272)
159

Portfolio share transactions, continued

Total Stock Market Index Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	91,845	$2,618,162	41,003	$921,078
Distributions reinvested	93,694	2,815,513	177,421	4,117,933
Repurchased	(223,069)	(6,518,989)	(205,885)	(4,918,636)
Net increase (decrease)	(37,530)	$(1,085,314)	12,539	$120,375
Series NAV shares
Sold	246,685	$7,249,329	809,667	$18,270,330
Distributions reinvested	469,477	14,173,525	853,927	19,905,047
Repurchased	(530,868)	(15,523,190)	(1,121,765)	(26,860,314)
Net increase	185,294	$5,899,664	541,829	$11,315,063
Total net decrease	(588,527)	$(16,492,165)	(388,243)	$(11,038,834)
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Emerging Markets Value Trust, Financial Industries Trust, Fundamental All Cap Core Trust and International Small Company Trust, where affiliates owned 98.86%, 85.29%, 99.15% and 89.12% of Series II, respectively, and Emerging Markets Value Trust and International Equity Index Trust, where affiliates owned 62.24% and 99.95% of Series NAV, respectively, on December 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Purchases	U.S. Government	Sales
500 Index Trust	—	$180,297,897	—	$308,216,899
American Asset Allocation Trust	—	73,486,977	—	195,878,231
American Global Growth Trust	—	19,211,344	—	36,704,209
American Growth Trust	—	149,506,474	—	161,791,693
American Growth-Income Trust	—	27,554,325	—	180,683,726
American International Trust	—	47,428,184	—	80,846,107
Blue Chip Growth Trust	—	875,293,106	—	1,189,975,622
Capital Appreciation Trust	—	306,208,645	—	364,477,238
Capital Appreciation Value Trust	—	224,805,983	—	239,503,741
Disciplined Value International Trust	—	183,103,932	—	198,310,589
Emerging Markets Value Trust	—	63,647,627	—	67,511,784
Equity Income Trust	—	343,318,339	—	480,772,542
Financial Industries Trust	—	138,522,343	—	121,029,578
Fundamental All Cap Core Trust	—	333,075,116	—	484,685,035
Fundamental Large Cap Value Trust	—	217,644,781	—	261,740,917
Global Equity Trust	—	220,359,783	—	260,899,787
Health Sciences Trust	—	97,622,720	—	121,451,816
International Equity Index Trust	—	47,855,233	—	39,998,769
International Small Company Trust	—	27,961,333	—	29,312,177
Lifestyle Balanced Portfolio	—	157,928,446	—	117,202,463
Lifestyle Conservative Portfolio	—	51,519,828	—	55,848,685
Lifestyle Growth Portfolio	—	738,264,786	—	943,517,103
Lifestyle Moderate Portfolio	—	50,790,895	—	47,536,716
Mid Cap Growth Trust	—	869,389,161	—	971,505,454
Mid Cap Index Trust	—	237,825,740	—	385,213,315
Mid Value Trust	—	156,874,766	—	262,403,279
Real Estate Securities Trust	—	230,266,390	—	246,827,076
Science & Technology Trust	—	957,219,446	—	1,137,158,946
Small Cap Index Trust	—	129,454,960	—	160,395,870
Small Cap Opportunities Trust	—	45,471,695	—	60,671,731
Small Cap Stock Trust	—	459,995,514	—	502,449,595
Small Cap Value Trust	—	167,463,157	—	224,676,864
Small Company Value Trust	—	38,577,554	—	58,662,486
Strategic Equity Allocation Trust	$146,994,664	362,960,448	$146,995,828	2,066,232,828
Total Stock Market Index Trust	—	65,393,729	—	138,620,470
160

8.  Industry or sector risk
The portfolios may invest a large percentage of their assets in one or more particular industries or sectors of the economy. If a large percentage of a portfolio's assets are economically tied to a single or small number of industries or sectors of the economy, the portfolios will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
9.  Investment in affiliated underlying funds
The Lifestyle Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The Lifestyle Portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Lifestyle Balanced Portfolio	Select Bond Trust	7.6%
	Strategic Equity Allocation Trust	6.5%
Lifestyle Growth Portfolio	Strategic Equity Allocation Trust	48.9%
	Select Bond Trust	24.2%
Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
500 Index Trust
John Hancock Collateral Trust*	243,230	$5,359,566	$38,684,864	$(41,611,503)	$(168)	$273	$26,517	$406	$2,433,032
Blue Chip Growth Trust
John Hancock Collateral Trust*	798,574	$675,961	$87,495,620	$(80,183,388)	$(65)	$11	$59,171	$59	$7,988,139
Capital Appreciation Trust
John Hancock Collateral Trust*	10,465	$11,474,585	$30,512,957	$(41,883,041)	$(752)	$928	$568	$52	$104,677
Capital Appreciation Value Trust
John Hancock Collateral Trust*	195,416	$140,752	$10,051,062	$(8,236,551)	$(173)	$(346)	$9,710	$389	$1,954,744
Disciplined Value International Trust
John Hancock Collateral Trust*	—	$1,737,079	$89,233,229	$(90,969,069)	$(1,296)	$57	$91,421	—	—
Emerging Markets Value Trust
John Hancock Collateral Trust*	194,200	$3,968,006	$20,403,772	$(22,428,319)	$(766)	$(107)	$122,643	—	$1,942,586
Equity Income Trust
John Hancock Collateral Trust*	614,764	$9,267,717	$79,139,593	$(82,255,643)	$(2,708)	$522	$23,197	$1,059	$6,149,481
Financial Industries Trust
John Hancock Collateral Trust*	—	$191,525	$4,410,978	$(4,602,470)	$(33)	—	$385	—	—
International Equity Index Trust
John Hancock Collateral Trust*	296,791	$20,951,501	$122,252,984	$(140,232,890)	$(4,832)	$2,034	$181,940	—	$2,968,797
International Small Company Trust
John Hancock Collateral Trust*	247,517	$7,803,195	$14,258,320	$(19,584,397)	$(2,109)	$900	$89,008	—	$2,475,909
Lifestyle Balanced Portfolio
Select Bond	42,645,265	$562,356,901	$86,031,039	$(28,167,174)	$1,447,230	$(27,619,456)	$17,002,574	$2,816,987	$594,048,540
Strategic Equity Allocation	26,750,004	574,703,440	71,897,406	(89,035,289)	23,476,622	24,310,410	10,387,272	56,536,784	605,352,589
					$24,923,852	$(3,309,046)	$27,389,846	$59,353,771	$1,199,401,129
Lifestyle Conservative Portfolio
Select Bond	12,952,797	$186,813,798	$34,646,395	$(32,862,724)	$1,414,630	$(9,579,637)	$5,129,560	$849,866	$180,432,462
161

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	1,990,114	$46,859,783	$16,873,433	$(22,985,961)	$3,889,170	$399,858	$758,814	$4,130,143	$45,036,283
					$5,303,800	$(9,179,779)	$5,888,374	$4,980,009	$225,468,745
Lifestyle Growth Portfolio
Select Bond	135,351,782	$1,805,768,365	$251,517,586	$(88,604,729)	$4,441,149	$(87,672,044)	$53,953,303	$8,938,986	$1,885,450,327
Strategic Equity Allocation	200,684,313	4,495,884,799	525,823,662	(854,912,070)	226,922,393	147,767,230	77,330,914	420,903,681	4,541,486,014
					$231,363,542	$60,095,186**	$131,284,217	$429,842,667	$6,426,936,341
Lifestyle Moderate Portfolio
Select Bond	15,482,131	$212,440,006	$30,927,099	$(18,103,419)	$848,438	$(10,446,039)	$6,190,602	$1,025,659	$215,666,085
Strategic Equity Allocation	6,457,667	143,764,119	19,863,796	(29,433,297)	7,871,854	4,070,524	2,505,757	13,638,558	146,136,996
					$8,720,292	$(6,375,515)	$8,696,359	$14,664,217	$361,803,081
Mid Cap Growth Trust
John Hancock Collateral Trust*	5,093,530	$7,783,323	$411,297,332	$(368,116,020)	$(8,256)	$(5,794)	$92,080	$8,576	$50,950,585
Mid Cap Index Trust
John Hancock Collateral Trust*	989,835	$7,178,283	$103,590,355	$(100,863,923)	$(2,157)	$(1,239)	$20,629	$2,217	$9,901,319
Mid Value Trust
John Hancock Collateral Trust*	102,881	$3,002,702	$54,169,345	$(56,142,660)	$(439)	$173	$3,318	—	$1,029,121
Real Estate Securities Trust
John Hancock Collateral Trust*	155,508	—	$1,656,240	$(100,425)	$(14)	$(256)	$247	$264	$1,555,545
Science & Technology Trust
John Hancock Collateral Trust*	857,022	$9,895,989	$181,185,289	$(182,507,567)	$(737)	$(184)	$134,998	$1,152	$8,572,790
Small Cap Index Trust
John Hancock Collateral Trust*	612,451	$9,853,849	$84,119,856	$(87,844,644)	$(3,251)	$538	$232,853	$981	$6,126,348
Small Cap Opportunities Trust
John Hancock Collateral Trust*	80,585	$1,188,093	$8,716,440	$(9,098,292)	$(283)	$131	$11,027	$65	$806,089
Small Cap Stock Trust
John Hancock Collateral Trust*	294,096	$19,198,246	$129,683,146	$(145,936,869)	$(3,383)	$701	$93,281	$822	$2,941,841
Small Cap Value Trust
John Hancock Collateral Trust*	—	$884,316	$2,741,952	$(3,626,329)	$(6)	$67	—	—	—
Small Company Value Trust
John Hancock Collateral Trust*	174,138	$1,312,799	$27,860,764	$(27,430,942)	$(626)	$(91)	$27,877	$201	$1,741,904
Strategic Equity Allocation Trust
John Hancock Collateral Trust*	2,669,343	$93,350,730	$715,607,539	$(782,245,645)	$(15,970)	$4,782	$1,037,933	$3,860	$26,701,436
Total Stock Market Index Trust
John Hancock Collateral Trust*	611,257	$10,477,471	$72,045,441	$(76,406,031)	$(3,465)	$989	$262,570	$1,293	$6,114,405
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
**	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
162

10.  Investment in affiliates of advisor
Information regarding the portfolios’ fiscal year to date purchases and sales of affiliated investments of the advisor as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Equity Index Trust
Manulife Financial Corp.	66,100	$1,224,228	$27,663	$(75,447)	$29,335	$54,090	$52,289	—	$1,259,869
11.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Blue Chip Growth Trust	26.8%
Equity Income Trust	46.7%
Mid Cap Growth Trust	20.5%
Mid Value Trust	33.9%
Small Cap Value Trust	27.3%
Strategic Equity Allocation Trust	100.0%
12.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Blue Chip Growth Trust	$1,868,778	$2,805,036
Capital Appreciation Value Trust	—	427,135
Health Sciences Trust	—	83,693
Mid Value Trust	94,399	—
Small Company Value Trust	49,412	335,251
13.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Emerging Markets Value Trust
Yes Bank, Ltd., Lock-In Shares	10-4-21	$618,081	—	147,461	—	147,461	0.0%[1]	$23,084
Mid Cap Growth Trust
Essence Group Holdings Corp.	5-1-14	$2,731,549	1,663,188	—	—	1,663,188	0.4%	$3,692,277
Lookout, Inc., Series F	7-31-14	2,338,736	211,003	—	—	211,003	0.2%	1,909,577
								$5,601,854
[1]	Less than 0.05%.
14.  Reorganization
Fiscal year ended December 31, 2021, portfolio mergers:
Lifestyle Growth Portfolio. On April 6, 2021, the shareholders of Lifestyle Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Lifestyle Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
163

Reorganization, continued

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Lifestyle Growth Portfolio	Lifestyle Aggressive Portfolio	$39,049,320	$4,861,895	2,670,510	2,049,192	$6,517,387,239	$6,556,436,559
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganizations.
Fiscal year ended December 31, 2020, portfolio mergers:
Global Equity Trust (formerly Global Trust). On September 23, 2020, the shareholders of Global Equity Trust (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Global Equity Trust (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired Portfolio and Acquiring Portfolio in proportion to each portfolio’s net assets. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on November 6, 2020. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Global Equity Trust (formerly Global Trust)	Global Equity Trust	$144,970,081	$19,686,904	25,577,990	7,506,500	$170,945,040	$315,915,121
See Note 6 for capital shares issued in connection with the above referenced reorganizations.
15.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
164

16.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
17.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
18.  Other matters
Tribune
The Trust and several of its portfolios, including the 500 Index Trust, Equity Income Trust, Mid Value Trust and Total Stock Market Index Trust (the “portfolios”), were named as defendants in a number of adversary proceedings in state and Federal courts across the country arising out of an $8 billion leveraged buyout (“LBO”) transaction in 2007 whereby the Tribune Company (“Tribune”) converted to a privately held company. In Kirchner v. FitzSimons, No.12-2652 (S.D.N.Y.) (the “FitzSimons Action”), the plaintiff alleges that Tribune insiders and shareholders were overpaid for their Tribune stock and is attempting to obtain from former shareholders the proceeds received in connection with the LBO. This claim was brought as a putative defendant class action that names certain shareholders as representatives of a potential class comprised of all Tribune shareholders that tendered their shares in the LBO and received proceeds as a result, including certain John Hancock mutual funds. Certain John Hancock mutual funds received a total of approximately $49 million in connection with the LBO. The total amounts at issue for the 500 Index Trust, Equity Income Trust, Mid Value Trust, and Total Stock Market Index Trust are approximately $600,000, $30.5 million, $1.8 million, and $114,000, respectively. In addition, a group of Tribune creditors filed fifty-three actions in various state and federal courts against former Tribune shareholders asserting state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC Actions”). The FitzSimons Action and the SLCFC Actions have been consolidated with the other LBO-related lawsuits in a multidistrict litigation proceeding captioned in re Tribune Company Fraudulent Conveyance Litigation, No.11-md-2696 (S.D.N.Y.).
As of August 1, 2019, all claims related to this matter have been dismissed. However, two controlling rulings are being appealed- 1) the plaintiffs are seeking U.S. Supreme Court review of the Court of Appeals for the Second Circuit’s dismissal of the plaintiff’s state law constructive fraudulent conveyance claims; and 2) the plaintiffs are appealing the dismissal of the plaintiff’s intentional fraudulent transfer claim against the shareholder defendants. On April 19, 2021, the U.S. Supreme Court rejected the plaintiff’s petition for review; and on August 4, 2021, the Second Circuit Court of Appeals issued its opinion affirming the dismissal of the plaintiff’s claim. On September 3, 2021, a petition was filed by the plaintiffs for a rehearing with the Court of Appeals for the Second Circuit. On October 17, 2021, this petition was denied.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
The Jones Group
Strategic Equity Allocation Trust, Small Cap Index Trust, Small Cap Opportunities Trust, and other affiliates have been named as defendants in a lawsuit related to The Jones Group, a fashion company. It is alleged that in 2014, The Jones Group consummated a series of transactions that rendered it insolvent, increased debt, significantly decreased its assets, and distributed more than $1 billion to its shareholders, all to the detriment of the company and its creditors. Equivalent lawsuits have been filed in California, New Jersey, Texas, Illinois and Florida. The total amounts at issue for Strategic Equity Allocation Trust, Small Cap Index Trust, and Small Cap Opportunities Trust are approximately $375,000, $320,000, and $191,000, respectively.
On March 30, 2020, the plaintiffs filed a Motion for Transfer of Actions to the District of Massachusetts. The plaintiffs were seeking to consolidate 13 actions in 6 different federal districts against 188 defendants in a Multidistrict Panel in Massachusetts. $550 million is being sought from these 188 defendants. On April 27, 2020, the shareholder defendants filed their response to plaintiffs’ Motion to Transfer. On June 2, 2020, the United States Judicial Panel on Multidistrict Litigation issued a Transfer Order sending all the cases to the Southern District of New York. Accordingly, the litigation will be governed by Second Circuit precedent.
On June 12, 2020, a Scheduling Order was issued. On June 29, 2020, a global Motion to Dismiss Under the Safe Harbor of Section 546(e) of the Bankruptcy Code was filed by the defendants. On August 27, 2020, the Motion to Dismiss was granted. Following the dismissal, appeals were filed by the plaintiffs and are pending.
At this time, the portfolios cannot predict the outcome of these proceedings. If the proceeding were to be decided in a manner adverse to the portfolios or if the portfolios enter into a settlement agreement with the plaintiffs, depending upon the circumstances, the payment of such judgement or settlement could have an adverse effect on the portfolios’ net asset value.
165

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust (thirty-five of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
166

John Hancock Variable Insurance Trust
Special shareholder meeting (unaudited)

Blue Chip Growth Trust held a Special Meeting of Shareholders on September 28, 2021. The following proposal was considered by the shareholders:
Proposal: To approve a change to the classification of Blue Chip Growth Trust from “diversified” to “non-diversified.”
THE PROPOSAL PASSED ON September 28, 2021.
	SHARES VOTED	% OF SHARES VOTED	% OF OUTSTANDING SHARES
For	38,130,542.115	70.985%	70.985%
Against	12,364,057.375	23.018%	23.017%
Abstain	3,221,795.271	5.997%	5.997%
167

John Hancock Variable Insurance Trust
Trustees and officers Information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
INDEPENDENT TRUSTEES
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)	Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle Born: 1959	Trustee (since 2015)	Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial.
Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess[2] Born: 1942	Trustee (since 2005)	Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010).
Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham[2] Born: 1944	Trustee (since 2012)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000).
Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey Born: 1946	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson Born: 1952	Trustee (since 2012)	President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women's Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)	Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
168

John Hancock Variable Insurance Trust
Trustees and officers Information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Frances G. Rathke[2] Born: 1960	Trustee (since 2020)	Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015).
Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo Born: 1949	Trustee (since 2012)	Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
NON-INDEPENDENT TRUSTEES3
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)	Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)	President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019);Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee of various trusts within the John Hancock Fund Complex (since 2018).
169

John Hancock Variable Insurance Trust
Trustees and officers Information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone Born: 1965	Treasurer (since 2012)	Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018)	Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)	Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.
1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
170

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
171

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHT0A	12/31
2/22
1115015:0621

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Annual report
December 31, 2021

John Hancock Variable Insurance Trust
Annual report — Table of contents

Portfolio	Manager’s commentary and fund performance	Summary Portfolio of investments
Active Bond Trust	4	17
Core Bond Trust	5	19
High Yield Trust	6	21
Investment Quality Bond Trust	7	23
Money Market Trust	8	27
Opportunistic Fixed Income Trust	9	28
Portfolio	Manager’s commentary and fund performance	Summary Portfolio of investments
Select Bond Trust	10	36
Short Term Government Income Trust	11	38
Strategic Income Opportunities Trust	12	39
Total Bond Market Trust	13	44
Ultra Short Term Bond Trust	14	46

2

John Hancock Variable Insurance Trust
Manager’s commentary and portfolio performance

Trust performance
In the following pages, we have set forth information regarding the performance of each fixed-income portfolio of John Hancock Variable Insurance Trust (the trust). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Performance tables
The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what the annual return would have been if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the trust, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the trust. If these were included, performance would be lower.
Graph—change in value of $10,000 investment and comparative indexes
The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10-year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gains distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are also compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.
Portfolio managers’ commentary
Finally, we have provided a commentary by the portfolio managers regarding each portfolio’s performance during the year ended December 31, 2021. The views expressed are those of the portfolio managers as of December 31, 2021, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the Federal Deposit Insurance Corporation, are not deposits or other obligations of, or guaranteed by, banks and are subject to investment risks, including loss of the principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust’s prospectus.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500, are trademarks of The McGraw-Hill Companies, Inc. Bloomberg is a registered trademark of Bloomberg LP. None of the portfolios is sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in a portfolio.
3

Active Bond Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: David A. Bees, CFA, Peter Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks income and capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments, including mortgage-backed securities. The trust seeks an average duration of between 4 and 6 years, however, there is no limit on average maturity.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
Corporate bonds	47.2
U.S. Government Agency	18.0
U.S. Government	13.9
Collateralized mortgage obligations	7.7
Asset backed securities	6.7
Municipal bonds	0.7
Foreign government obligations	0.6
Term loans	0.2
Capital preferred securities	0.2
Preferred securities	0.1
Common stocks	0.1
Short-term investments and other	4.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Active Bond Trust Series NAV shares declined 0.42% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  U.S. bonds declined in 2021, reflecting a broad rise in bond yields against a backdrop of the ongoing COVID-19 pandemic. The rapid rollout of COVID-19 vaccines early in the year led to a gradual reopening of the U.S. economy as many pandemic-related restrictions were lifted around the country. These developments led to a robust but uneven economic recovery—while employment growth and the housing market were consistently strong throughout the year, growth in manufacturing activity and consumer spending varied widely from month to month.
Another economic challenge was supply shortages resulting from production bottlenecks and transportation disruptions, which acted as both an economic constraint and a source of rising prices. The 12-month U.S. consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed) accelerated a plan to taper its bond purchasing program and signaled that several short-term interest-rate increases were likely in 2022, possibly as soon as the first quarter.
In this environment, bond yields rose across the board, leading to lower bond prices. Short- and intermediate-term bond yields rose the most, reflecting the expected Fed rate hikes and investors’ trepidation about rising inflation. Longer-term bond yields increased to a lesser extent, tempered by concerns about the potential impact of less-accommodative Fed policy on economic growth.
Among investment-grade bonds, U.S. Treasury securities declined the most, reflecting their greater interest-rate sensitivity. Residential mortgage-backed securities also fell amid rising mortgage rates and reduced Fed purchases. On the positive side, asset-backed securities posted positive returns for the year, benefiting from their relatively short durations and investor demand for yield.
As with the broader bond market, the strategy declined in 2021, but it outperformed the Bloomberg U.S. Aggregate Bond Index for the year. The primary factor behind this outperformance was sector allocation, led by an overweight position in corporate bonds. The strategy’s corporate bond holdings included a small out-of-index position in high-yield corporate bonds, which outperformed all investment-grade sectors of the bond market in
2021. Underweight positions in residential mortgage-backed securities and U.S. Treasury securities also added value during the year.
Individual security selection also aided performance versus the index, led by the strategy’s corporate bond holdings. The leading contributors were Kraft Heinz Foods Company, energy company CSI Compressco LP, and American Airlines. Noteworthy detractors included bonds issued by communications services company Telecom Italia Capital SA and energy company Altera Infrastructure LP.
We believe the Fed’s interest-rate hikes expected for 2022 will result in gradually higher bond yields and a flatter yield curve as short-term bond yields rise faster than longer-term yields. Higher bond yields should lead to sustained investor demand for fixed-income securities, and corporate credit should continue to benefit. However, with valuations at historically high levels in the corporate sector, we expect income to be the most significant component of total returns in the coming year. Within the strategy, our focus remains on income generation and individual security selection, which we believe will be important performance drivers in 2022.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Active Bond Trust Series I	-0.57	4.25	4.22	23.16	51.21
Active Bond Trust Series II	-0.77	4.04	4.01	21.90	48.14
Active Bond Trust Series NAV	-0.42	4.30	4.27	23.44	51.91
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.71	0.91	0.66
Net (%)	0.70	0.90	0.65
4

Core Bond Trust
Subadvisor: Allspring Global Investments, LLC (formerly Wells Capital Management, Incorporated)
Portfolio Managers: Maulik Bhansali, CFA, Jarad Vasquez

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks total return consisting of income and capital appreciation, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities, and money market instruments.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of total investments)
U.S. Government	33.4
Corporate bonds	28.3
U.S. Government Agency	19.2
Collateralized mortgage obligations	7.5
Asset backed securities	7.2
Foreign government obligations	1.0
Municipal bonds	0.4
Short-term investments	3.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Core Bond Trust Series I shares declined 1.96% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  The U.S. and global economies performed particularly well during 2021, especially considering unique economic and human health challenges, amid the inflationary combination of resurgent business demand, supplychain bottlenecks, and labor shortages. Inflation expectations and interest rates took off early into 2021, and never recovered amid lively debates over whether the numbers were “real” or “transitory." Rate volatility persisted along with a bear-flattening of the U.S. yield curve. With credit performing well against a backdrop of strong global demand for U.S. credit and improving corporate fundamentals and credit ratings, credit spreads edged tighter.
The belly of the U.S. yield curve moved higher amid inflation concerns and shifts in monetary policy. Within the sector components of the Index, all sectors other than mortgage-backed securities (MBS) and agency securities delivered positive excess returns, with the credit sector leading by a wide margin.
In credit, a sector overweight and security selection were the largest contributors to performance. Contributors were concentrated in the non-bank financials, technology, insurance, and automotive subsectors.
In structured products, a sector overweight to the ABS sector was a contributor to performance. Security selection in the ABS sector also contributed, with positioning in the Federal Family Education Loan Program and private credit student loan, and rental car all outperforming.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Core Bond Trust Series I	-1.96	3.47	3.04	18.59	34.87
Core Bond Trust Series II	-2.23	3.25	2.83	17.36	32.18
Core Bond Trust Series NAV	-1.99	3.52	3.09	18.89	35.51
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.67	0.87	0.62
Net (%)	0.66	0.86	0.61
5

High Yield Trust
Subadvisor: Western Asset Management Company, LLC
Portfolio Managers: Michael C. Buchanan, Walter E. Kilcullen, S. Kenneth Leech

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high-yield securities, including corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations, and convertible securities.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
Corporate bonds	84.4
Term loans	4.7
Asset backed securities	4.1
Convertible bonds	1.1
Preferred securities	0.9
Common stocks	0.6
Foreign government obligations	0.6
Short-term investments and other	3.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, High Yield Trust Series I shares returned 5.82% and the Bloomberg U.S. High Yield 2% Issuer Capped Index returned 5.26%.
Environment  ►  Within the high-yield market, spreads continued to tighten during the year ending December 31, 2021. The U.S. economic recovery continued throughout the year although the data was volatile with large monthly and quarterly swings. U.S. GDP growth was strong in the first half of the year. In the second half, growth weakened. Job growth was also volatile with big monthly upside and downside misses compared to consensus expectations. The unemployment rate trended steadily lower starting the year at 6.7% and ended at 3.9% as of the December report.
Issuer selection was the largest contributor to relative returns largely due to issuer tilts within the communications, consumer cyclical, and energy sectors while selection in consumer noncyclical and transportation hurt performance. Industry allocation aided relative performance largely due to an underweight in the underperforming electric sector and an overweight in outperforming transportation sector. Lastly, opportunistic allocation to Investment Grade detracted from relative performance however the total exposure to lower quality helped offset the drag.
The portfolio expects the growth outlook to be supportive for high-yield market fundamentals and low defaults. That stated, the portfolio is cautious about extrapolating short-term cyclical boosts into a presumption of a higher secular trend rate of growth or inflation. The technical backdrop, however, remains positive as demand is expected to remain robust in a world starved for yield. While the average credit quality of the high-yield market continues to improve and we remain optimistic about fundamentals, valuations already reflect that optimism in many industries. We continue to position for a reopening of trade and remain overweight certain cyclical sectors, including airlines, and select retail segments complemented by a higher quality bias in those less cyclical subsectors providing ballast in the portfolio.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
High Yield Trust Series I	5.82	6.19	6.41	35.04	86.09
High Yield Trust Series II	5.67	6.00	6.21	33.80	82.63
High Yield Trust Series NAV	5.78	6.22	6.45	35.24	86.87
Bloomberg U.S. High Yield 2% Issuer Capped Index	5.26	6.28	6.82	35.59	93.43
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. High Yield 2% Issuer Capped Index, formerly known as Bloomberg Barclays U.S. High Yield 2% Issuer Capped Index, tracks the performance of U.S. dollar-denominated, non-investment-grade, fixed-rate, taxable corporate bonds with exposure of each issuer capped at 2%.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.85	1.05	0.80
Net (%)	0.84	1.04	0.79
6

Investment Quality Bond Trust
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Robert D. Burn, CFA, Campe Goodman, CFA, III, Joseph F. Marvan, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to provide a high level of current income consistent with the maintenance of principal and liquidity, by investing at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The trust will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer-term maturities.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of total investments)
U.S. Government Agency	28.8
U.S. Government	25.2
Corporate bonds	19.9
Collateralized mortgage obligations	10.6
Asset backed securities	6.3
Foreign government obligations	4.4
Term loans	2.4
Municipal bonds	1.6
Short-term investments	0.8

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Investment Quality Bond Trust Series I shares declined 1.26% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  Global GDP growth slowed but continued to expand across most countries by the end of the year. Inflation rose to multi decade highs across a number of countries, driven by strong demand but also plagued by ongoing supply chain disruptions and labor shortages.
Most global investment-grade fixed income sectors generated negative returns during the year. Sovereign yields moved sharply higher across many developed markets as growth outlook improved and major central banks laid the groundwork for policy normalization and started to reduce monetary stimulus at varying speeds. Credit spreads had mixed results. By the end of the year, Omicron COVID-19 variant concerns didn't delay monetary policy tightening plans, as most central banks remained focused on upside inflation risks.
The European Central Bank delivered a marginal hawkish surprise by announcing that its Asset Purchase Programme will only be raised to €40 billion per month when the Pandemic Emergency Purchase Programme ends. The Bank of Canada pushed back against March rate hike expectations, reiterating a lift-off is not to be expected until the “middle quarters” of 2022.
The portfolio outperformed the benchmark over the year. The allocations to high yield and bank loans, particularly industrials, were the primary drivers of relative outperformance as high-yield spreads continued to grind tighter for most of the period. Investment-grade credit positioning, particularly within taxable municipals, also contributed to relative performance. The portfolio’s exposure to securitized sectors, particularly nonagency residential mortgage-backed securities and commercial mortgage-backed securities, had a positive impact on relative performance benefiting from continued economic recovery. Positioning within agency mortgage-backed securities detracted from relative performance. An allocation to Treasury Inflation-Protected Securities contributed positively to performance as inflation rates rose. Select exposure to emerging markets debt contributed favorably to relative outperformance. The portfolio’s currency positioning had a muted impact. Duration/yield curve positioning had a positive impact on returns.
U.S. treasury futures, interest-rate options, and interest-rate swaps were used to manage the portfolio’s duration/yield curve positioning. Currency forwards and futures were used to implement non-U.S. interest-rate and currency positions. Credit Default Swaps index positions were used to manage credit exposure and overall portfolio risk.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Investment Quality Bond Trust Series I	-1.26	4.15	3.50	22.54	41.06
Investment Quality Bond Trust Series II	-1.45	3.94	3.29	21.32	38.27
Investment Quality Bond Trust Series NAV	-1.21	4.22	3.56	22.94	41.93
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.75	0.95	0.70
Net (%)	0.74	0.94	0.69
7

Money Market Trust
Subadvisor: Manulife Investment Management (US) LLC

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to obtain maximum current income, consistent with preservation of principal and liquidity, by investing in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
Portfolio Composition (% of total investments)
U.S. Government Agency	79.1
U.S. Government	15.8
Repurchase agreement	5.1

PORTFOLIO MANAGER'S COMMENTARY

Environment  ►  The year began with markets continuing to grapple with the effects of the COVID-19 pandemic, however with more optimism as vaccine rollouts continued to make substantial progress. Short-term markets continued to produce very low yields with the U.S. Federal Reserve (Fed) maintaining its stance of accommodative policy, keeping the Fed fund's target rate at 0 – 0.25 while continuing with $120 billion per month of asset purchases which started to taper in December.
As the U.S. economy continued to move toward normalization and rebound from its pandemic lows, the Fed pivot away from accommodative policy took center stage in the fourth quarter. In response to a strengthening economy and a consistent improvement in labor market conditions, the Fed announced that it will taper asset purchases by $15 billion per month after its November Federal Open Market Committee Meeting (FOMC), and then increase that pace to $30 billion per month after its December meeting as inflation reached its highest level in nearly four decades, with the Consumer Price Index increasing to 6.8% in November.
In line with the market backdrop of a less accommodative Fed, we shortened the fund’s weighted average maturity (WAM) and weighted average life (WAL) over the course of the fourth quarter. Excess cash in the system continues to pin yields close to 0 and we balanced between remaining short in anticipation of a potential rate hike in the first quarter of 2022, while also looking for opportunities to buy securities that price in a more aggressive path of Fed rate hikes.
We maintained a significant allocation to overnight repurchase agreements as 5 basis points (bps) continues to be an attractive level in this near zero environment. This positioning also enables the fund to have plenty of liquidity. We expect to maintain this positioning as we move into the first quarter of 2022 with heavy inclination toward continuing to shorten the fund's duration.
In the beginning of the year, we found value and took opportunities in longer dated maturities, which extended the duration of the fund. With no expectations for a Fed rate hike in the near term, it made sense to extend the fund’s duration and lock in any incremental yield that was available.
In the second half of the year, inflation persistently ran above the Fed’s target, and the Fed became increasingly more hawkish as it became clear this increase in inflation was not “transient” as it had claimed in the first half of the year. We began shortening both the fund’s WAM and WAL, this enabled us to quickly take advantage of a rising rate environment and we will continue to build liquidity while planning for a potential March Fed liftoff.
The December FOMC meeting showcased a more hawkish dot plot with an average projection of three rate hikes by the end of 2022. With the current taper timeline expected to end in March 2022, it's no surprise that the market consensus is also for a March Fed liftoff.
We maintain our stance from last quarter’s outlook regarding a potential rate hike in 2022, and agree with the current market consensus that a March rate hike is probable. We expect the COVID-19 pandemic will continue to be a cause of volatility this year as different variants and vaccination implementation continue to pose challenges.
The SEC has also announced several proposals on money market reforms during their December meeting, including the delinking of fees and gates, increase of liquidity requirements, and swing pricing. This is an ongoing review and has been opened for public comment as part of the regulatory rule making process. Even if approved, we don't expect any of these potential reforms to be implemented prior to the end of 2022.
We expect to maintain our approach in shortening the duration of the portfolio for the first quarter of 2022, balancing liquidity and yield to optimally position the fund in this potential rising rate environment.
8

Opportunistic Fixed Income Trust
Subadvisor: Wellington Management Company LLP
Portfolio Managers: Brian M. Garvey, Brij S. Khurana

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the trust invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income instruments that may be denominated in foreign currencies or U.S. dollars, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
Portfolio Composition (% of net assets)
Foreign government obligations	44.0
Corporate bonds	19.2
Term loans	9.1
Collateralized mortgage obligations	6.1
U.S. Government Agency	5.1
Exchange-traded funds	4.8
Asset backed securities	4.4
Convertible bonds	3.4
Municipal bonds	3.3
Short-term investments and other	0.6

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Opportunistic Fixed Income Trust Series I shares declined 2.02% and the Bloomberg Global Aggregate Bond Index (USD Hedged) declined 1.38%.
Environment  ►  Financial markets generated positive returns for the full year across equity markets and most higher-yielding fixed-income sectors. Sectors more sensitive to changes in interest rates, including higher-rated fixed-income sectors and emerging-markets debt, generated negative total returns. Sovereign yields rose across most developed markets as central banks shifted to tighter monetary policies, including tapering asset purchases and signaling rate hikes. Concerns over the rapid spread of the Omicron COVID-19 variant contributed to some market volatility and spread widening late in the year, but those were allayed by its relatively low severity of infection.
Developed-market inflation-linked bonds were the largest positive contributor as aggressive fiscal and monetary stimulus by many of the world’s central banks increased inflation expectations. The portfolio’s short duration structured credit and bank loans were additive. Emerging-market sovereign debt was the largest detractor on account of increasing yields and outperformance of the U.S. dollar relative to emerging-market currencies. Derivatives in the form of credit-default swaps, bond futures, and currency forwards were used as an efficient, lower transaction cost approach to nimbly reposition the portfolio's sector, country, and currency exposure. While currency forwards contributed to portfolio performance, credit positions and interest-rate futures positions detracted.
We have positioned the portfolio to benefit from 1) shifting inflation dynamics, as inflation impact broadens to nontransitory areas such as rent and wage growth, 2) attractively priced emerging-market, as inflation remains more transitory than in the developed world as commodity price growth stabilizes and central banks have reacted more quickly than the U.S. Federal Reserve, and 3) projected net increase in European debt supply on a backdrop of recovering labor market, declining personal savings rates, and a COVID-19-related economic reopening yet to fully manifest.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Opportunistic Fixed Income Trust Series I	-2.02	4.82	2.68	26.54	30.30
Opportunistic Fixed Income Trust Series II	-2.26	4.60	2.47	25.22	27.66
Opportunistic Fixed Income Trust Series NAV	-2.06	4.86	2.72	26.75	30.78
Bloomberg Global Aggregate Bond USD Hedged Index	-1.38	3.39	3.49	18.15	40.91
Bloomberg Global Aggregate Bond Index	-4.71	3.36	1.77	17.96	19.19
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg Global Aggregate Bond USD Hedged Index, formerly known as Bloomberg Barclays Global Aggregate Bond USD Hedged Index, tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets. Currency exposure is hedged to the U.S. dollar (USD).
The Bloomberg Global Aggregate Bond Index, formerly known as Bloomberg Barclays Global Aggregate Bond Index, tracks the performance of global investment-grade debt in fixed-rate treasury, government-related, corporate, and securitized bond markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.94	1.14	0.89
Net (%)	0.93	1.13	0.88
9

Select Bond Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks income and capital appreciation, by investing at least 80% of the trust’s net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
Corporate bonds	39.5
U.S. Government Agency	18.2
Asset backed securities	17.5
U.S. Government	12.8
Collateralized mortgage obligations	8.6
Municipal bonds	1.8
Foreign government obligations	0.5
Preferred securities	0.1
Short-term investments and other	1.0

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Select Bond Trust Series NAV shares declined 1.15% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  U.S. bonds declined in 2021, reflecting a broad rise in bond yields during the year. The rollout of COVID-19 vaccines in the first half of the year led to a gradual reopening of the U.S. economy, resulting in a robust but uneven economic recovery. The improving economy, combined with supply shortages resulting from production bottlenecks and transportation disruptions, led to a sharp increase in consumer prices. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed) accelerated a plan to taper its bond purchases and signaled that several short-term interest-rate increases were likely in 2022, possibly as soon as the first quarter.
In this environment, bond yields rose across the board, leading to lower bond prices. Short- and intermediate-term yields rose the most, reflecting the expected Fed rate hikes, while the rise in longer-term yields was tempered by concerns about the impact of less-accommodative Fed policy on economic growth.
Among investment-grade bonds, U.S. Treasury securities declined the most, reflecting their greater interest rate sensitivity, while asset-backed securities posted positive returns for the year, benefiting from their relatively short durations and investor demand for yield.
As with the broader bond market, the strategy declined in 2021, but it outperformed the Bloomberg U.S. Aggregate Bond Index for the year. Sector allocation was a significant factor behind this outperformance, led by an overweight position in corporate bonds and an underweight position in residential mortgage-backed securities. An underweight position in U.S. Treasury securities also added value during the year.
Individual security selection was another significant contributor to performance versus the index, led by the strategy’s corporate bond holdings. Leading contributors included bonds issued by airline operators American Airlines, Inc. and United Airlines, Inc., along with online travel agency Expedia Group, Inc. Noteworthy detractors included utilities company NiSource, Inc. and energy company The Williams Companies, Inc.
The strategy’s yield curve positioning was a drag on performance compared with the index. The strategy maintained a slightly shorter duration than the index, which was modestly positive for performance as bond yields rose. However, an overweight position in intermediate-term bonds, where yields rose the most, and an underweight position in longer-term bonds, where yields rose the least, weighed notably on relative performance.
We believe the Fed's interest-rate hikes expected for 2022 will result in gradually higher bond yields and a flatter yield curve as short-term bond yields rise faster than longer-term yields. Higher bond yields should lead to sustained investor demand for fixed-income securities, and corporate credit should continue to benefit. However, with valuations at historically high levels in the corporate sector, we expect income to be the most significant component of total returns in the coming year. Within the strategy, our focus remains on income generation and individual security selection, which we believe will be important performance drivers in 2022.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Select Bond Trust Series I	-1.20	3.92	3.32	21.20	38.60
Select Bond Trust Series II	-1.39	3.71	3.11	19.99	35.84
Select Bond Trust Series NAV	-1.15	3.96	3.36	21.42	39.21
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.65	0.85	0.60
Net (%)	0.64	0.84	0.59
10

Short Term Government Income Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a high level of current income consistent with preservation of capital, by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government and its agencies, authorities, or instrumentalities (U.S. government securities). Under normal circumstances, the trust’s effective duration is no more than three years. Maintaining a stable share price is a secondary goal.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
U.S. Government Agency	67.0
U.S. Government	26.2
Municipal bonds	4.6
Collateralized mortgage obligations	0.9
Short-term investments and other	1.3

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Short Term Government Income Trust Series NAV shares declined 1.54% and the Bloomberg U.S. Government 1-5 Year Index declined 1.18%.
Environment  ►  Short-term U.S. government bonds declined in 2021, reflecting a broad rise in short-term bond yields during the year. The rollout of coronavirus vaccines in the first half of the year led to a gradual reopening of the U.S. economy, resulting in a robust but uneven economic recovery. The improving economy, combined with supply shortages resulting from production bottlenecks and transportation disruptions, led to a sharp increase in consumer prices. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed) accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
The expected Fed rate hikes and investors’ trepidation about higher inflation led to rising short-term bond yields, which resulted in lower bond prices during the year.
The portfolio underperformed the Bloomberg U.S. Government 1-5 Year Bond Index in 2021 by a small margin as the portfolio's returns reflect the expenses of managing the portfolio. Contribution to relative performance was driven by sector allocation. Out-of-index positions in commercial mortgage-backed securities and taxable municipal securities added the most value, along with a small position in U.S. Treasury Inflation-Protected Securities.
The portfolio’s yield curve positioning also contributed positively to performance versus the index. The portfolio’s duration (a measure of interest-rate sensitivity) was shorter than that of the index throughout the year, which meant that the portfolio experienced less price volatility as short-term bond yields rose. In addition, an underweight position in securities at the longer end of the portfolio’s maturity range aided performance as yields rose the most in that maturity segment.
On the downside, individual security selection detracted from relative performance during the year, particularly among the portfolio’s holdings of U.S. government agency securities.
We believe the Fed’s interest-rate hikes expected for 2022 will result in gradually higher bond yields and a flatter yield curve as short-term bond yields rise faster than longer-term yields. In this environment, our focus will remain on the higher-yielding segments of the short-term U.S. government bond market. This reflects our belief that income generation and individual security selection will be important performance drivers for short-term U.S. government bonds in 2022.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Short Term Government Income Trust Series I	-1.59	1.34	0.94	6.89	9.80
Short Term Government Income Trust Series II	-1.78	1.14	0.74	5.83	7.63
Short Term Government Income Trust Series NAV	-1.54	1.39	0.99	7.16	10.35
Bloomberg U.S. Government 1-5 Year Index	-1.18	1.90	1.35	9.87	14.31
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Government 1-5 Year Index, formerly known as Bloomberg Barclays U.S. Government 1-5 Year Index, tracks the performance of U.S. Treasury and government agency bonds that have maturities between one and five years.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.71	0.91	0.66
Net (%)	0.70	0.90	0.65
11

Strategic Income Opportunities Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Christopher M. Chapman, CFA, Thomas C. Goggins, Daniel S. Janis, III, Kisoo Park

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a high level of current income by investing primarily in the following types of securities: foreign government and corporate debt securities from developed and emerging markets, U.S. government and agency securities, and high-yield bonds. The trust may also invest in other types of debt securities and preferred stocks.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
Corporate bonds	53.0
Foreign government obligations	19.6
Term loans	8.0
U.S. Government	4.7
Preferred securities	3.9
Common stocks	3.3
Convertible bonds	2.4
Asset backed securities	1.0
Collateralized mortgage obligations	0.6
Capital preferred securities	0.1
Short-term investments and other	3.4

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Strategic Income Opportunities Trust Series I shares returned 0.90% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  Global bond markets declined in 2021, reflecting a broad rise in bond yields during the year. Despite some regional variability, the rollout of COVID-19 vaccines worldwide led to a gradual reopening of economies around the globe. Improving global economic growth, combined with supply shortages resulting from production bottlenecks and transportation disruptions, led to higher inflation in many regions of the world. For example, the 12-month consumer inflation rate rose to 7% in the United States and 5% in the eurozone, the highest readings in more than 30 years, while the inflation rates in many Asian countries reached their highest levels in nearly a decade. In response, central banks around the world announced plans to reduce or eliminate their accommodative policies sooner than expected.
In this environment, global bond yields moved higher, leading to lower bond prices. Short- and intermediate-term yields increased the most, reflecting the expected changes in central bank policy. Government bonds declined the most, reflecting their greater interest-rate sensitivity, while high-yield corporate bonds posted solid gains for the year, benefiting from better economic conditions.
Overweight allocations to high-yield credit, convertibles, equities, and bank loans combined with underweights in U.S. Treasuries and agency mortgage-backed securities contributed to results. Positive security selection within our investment-grade and emerging market credit allocations was mostly offset by selection in high-yield credit. Currency management was a large contributor due primarily to underweight exposure to the euro and Japanese yen which depreciated against the U.S. dollar over the period. Lastly, duration and curve positioning was positive as yields generally moved higher across developed market economies and our shorter duration profile helped.
In 2022, we expect a resumption in economic reopenings driven by increasing vaccinations and availability of therapeutics to result in an environment of moderate, although still above trend, global growth and inflation. With the COVID-19 pandemic expected to gradually transition to endemic status, we're anticipating a normalization of mobility and the continued release of pent-up demand and savings to remain supportive of financial markets. We believe volatility will remain elevated in the short term, however, as investors balance positive news surrounding the resumption of reopenings against the potential for additional COVID-19 variant outbreaks and central bank policy changes. While we remain positive on the long-term economic recovery, given the inherent risks in the short term, we believe it’s important to strike a balance between yield/risk and quality, stability, and liquidity.
Over the medium term, we continue to be biased to shorten duration to protect the portfolio against the potential for higher interest rates. We hold core positions in global developed market governments, mortgage-backed and asset-backed securities, and emerging-markets debt, which provide diversification away from pure corporate risk. In regard to currencies, we expect the U.S. dollar to gradually weaken over the long term but uncertainty in the timing of global central bank policy changes and impact from new COVID-19 variants will likely keep currencies range bound in the short term. As a result, we'll actively manage currency exposures and balance the longer-term, cyclical opportunities with the risk of continued headline-driven volatility.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Strategic Income Opportunities Trust Series I	0.90	4.03	4.79	21.86	59.61
Strategic Income Opportunities Trust Series II	0.70	3.82	4.58	20.61	56.45
Strategic Income Opportunities Trust Series NAV	0.95	4.08	4.84	22.14	60.37
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.76	0.96	0.71
Net (%)	0.75	0.95	0.70
12

Total Bond Market Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Manager: Peter Farley, CFA

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index by investing at least 80% of its net assets (plus any borrowings for investment purposes) in securities listed in this index.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
U.S. Government	34.1
U.S. Government Agency	28.9
Corporate bonds	27.4
Collateralized mortgage obligations	2.4
Foreign government obligations	1.0
Municipal bonds	0.6
Asset backed securities	0.2
Short-term investments and other	5.4

PORTFOLIO MANAGER'S COMMENTARY

Performance  ►  For the year ended December 31, 2021, Total Bond Market Trust Series NAV shares declined 1.86% and the Bloomberg U.S. Aggregate Bond Index declined 1.54%.
Environment  ►  U.S. bonds declined in 2021, reflecting a broad rise in bond yields against a backdrop of the ongoing COVID-19 pandemic. The rapid rollout of coronavirus vaccines early in the year led to a gradual reopening of the U.S. economy as many pandemic-related restrictions were lifted around the country. These developments led to a robust but uneven economic recovery—while employment growth and the housing market were consistently strong throughout the year, growth in manufacturing activity and consumer spending varied widely from month to month.
Another economic challenge was supply shortages resulting from production bottlenecks and transportation disruptions, which acted as both an economic constraint and a source of rising prices. The 12-month U.S. consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed) accelerated a plan to taper its bond purchasing program and signaled that several short-term interest-rate increases were likely in 2022, possibly as soon as the first quarter.
In this environment, bond yields rose across the board, leading to lower bond prices. Short- and intermediate-term bond yields rose the most, reflecting the expected Fed rate hikes and investors’ trepidation about rising inflation. Longer-term bond yields increased to a lesser extent, tempered by concerns about the potential impact of less-accommodative Fed policy on economic growth.
Among investment-grade bonds, U.S. Treasury securities declined the most, reflecting their greater interest-rate sensitivity. Residential mortgage-backed securities also fell amid rising mortgage rates and reduced Fed purchases. On the positive side, asset-backed securities posted positive returns for the year, benefiting from their relatively short durations and investor demand for yield.
The strategy performed in line with the Bloomberg U.S. Aggregate Bond Index for the year. Sector allocation contributed positively to performance versus the index, led by an overweight position in corporate bonds. The strategy’s corporate bond holdings included a small out-of-index position in high-yield corporate bonds, which outperformed all investment-grade sectors of the bond market in 2021. An overweight position in commercial mortgage-backed securities also added value during the year.
The strategy’s yield curve positioning was a slight drag on relative performance. The strategy maintained a relatively neutral duration compared with the index, but an overweight position in intermediate-term bonds weighed on performance as yields rose the most in that maturity sector.
Individual security selection detracted from performance versus the index, particularly among the strategy’s corporate bond holdings. Noteworthy detractors included bonds issued by beverage maker Anheuser-Busch InBev SA/NV, railroad operator CSX Corp., and electric utility Arizona Public Service Company. Leading contributors included energy company Devon Energy Corp., food products distributor Sysco Corp., and database software maker Oracle Corp.
We believe the Fed interest-rate hikes expected for 2022 will result in gradually higher bond yields and a flatter yield curve as short-term bond yields rise faster than longer-term yields. Higher bond yields should lead to sustained investor demand for fixed-income securities, and corporate credit should continue to benefit. However, with valuations at historically high levels in the corporate sector, we expect income to be the most significant component of total returns in the coming year. Within the strategy, our focus remains on income generation and individual security selection, which we believe will be important performance drivers in 2022.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Total Bond Market Trust Series I	-1.81	3.25	2.63	17.36	29.69
Total Bond Market Trust Series II	-2.10	3.05	2.44	16.19	27.27
Total Bond Market Trust Series NAV	-1.86	3.31	2.68	17.66	30.21
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.58	0.78	0.53
Net (%)	0.31	0.51	0.26
13

Ultra Short Term Bond Trust
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar

INVESTMENT OBJECTIVE & POLICIES  ►  The trust seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital, by investing at least 80% of its net assets in a diversified portfolio of domestic, investment-grade debt securities. Debt securities may be issued by governments, companies, or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The trust may also invest in cash and cash equivalents.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEX
Portfolio Composition (% of net assets)
Corporate bonds	53.9
Asset backed securities	17.8
U.S. Government Agency	1.0
Municipal bonds	0.8
Collateralized mortgage obligations	0.6
Short-term investments and other	25.9

PORTFOLIO MANAGERS' COMMENTARY

Performance  ►  For the year ended December 31, 2021, Ultra Short Term Bond Trust Series I shares declined 0.46% and the ICE Bank of America 6-Month Treasury Bill Index returned 0.09%.
Environment  ►  U.S. bonds maturing in less than one year posted modestly positive returns in 2021 despite a broad rise in short-term bond yields during the year. The rollout of coronavirus vaccines in the first half of the year led to a gradual reopening of the U.S. economy, resulting in a robust but uneven economic recovery. The improving economy, combined with supply shortages resulting from production bottlenecks and transportation disruptions, led to a sharp increase in consumer prices. By the end of the year, the 12-month U.S. consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed)
accelerated a plan to taper its bond purchases and signaled that several short-term interest-rate increases were likely in 2022, possibly as soon as the first quarter.
The expected Fed rate hikes and investors’ trepidation about higher inflation led to rising short-term bond yields during the year. However, the limited interest-rate sensitivity of bonds maturing in less than a year meant that interest income outpaced the price declines, resulting in positive overall returns.
The portfolio slightly underperformed the index in 2021. An emphasis on securities with longer maturities detracted from performance versus the index. As bond yields rose over the course of the year, the prices of these longer-maturity securities declined, which weighed on the portfolio’s performance.
Individual security selection produced mixed results in 2021. The leading individual contributors to the portfolio’s performance for the year included bonds issued by financial services provider Santander Bank NA, aircraft leasing company AerCap Ireland, Ltd., and media company Viacom, Inc. Noteworthy detractors included database software maker Oracle Corp. and electric utility Eversource Energy.
We believe the Fed interest-rate hikes expected for 2022 will result in gradually higher bond yields and a flatter yield curve as short-term bond yields rise faster than longer-term yields. In this environment, our focus will remain on income generation and individual security selection, which we believe will be important performance drivers for short-term bonds in 2022.
PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Ultra Short Term Bond Trust Series I	-0.46	1.23	0.71	6.29	7.29
Ultra Short Term Bond Trust Series II	-0.66	1.03	0.51	5.25	5.22
Ultra Short Term Bond Trust Series NAV	-0.41	1.28	0.77	6.56	8.00
ICE BofA 6-Month Treasury Bill Index	0.09	1.31	0.79	6.73	8.19
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
The Intercontinental Exchange (ICE) Bank of America (BofA) 6-Month U.S. Treasury Bill Index is an unmanaged index that seeks to measure the performance of outstanding U.S. Treasury bills that mature closest to, but not beyond, six months from the rebalancing date.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2023 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.67	0.87	0.62
Net (%)	0.66	0.86	0.61
14

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a portfolio of John Hancock Variable Insurance Trust, you incur ongoing costs, such as management fees, distribution (Rule 12b-1) fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Active Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,001.10	$3.43	0.68%
	Hypothetical example	1,000.00	1,021.80	3.47	0.68%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	4.44	0.88%
	Hypothetical example	1,000.00	1,020.80	4.48	0.88%
Series NAV	Actual expenses/actual returns	1,000.00	1,001.60	3.18	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Core Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$997.30	$3.32	0.66%
	Hypothetical example	1,000.00	1,021.90	3.36	0.66%
Series II	Actual expenses/actual returns	1,000.00	995.90	4.33	0.86%
	Hypothetical example	1,000.00	1,020.90	4.38	0.86%
Series NAV	Actual expenses/actual returns	1,000.00	997.70	3.07	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
High Yield Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,015.80	$4.12	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Series II	Actual expenses/actual returns	1,000.00	1,015.40	5.13	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	1,014.70	3.86	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Investment Quality Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$999.70	$3.73	0.74%
	Hypothetical example	1,000.00	1,021.50	3.77	0.74%
Series II	Actual expenses/actual returns	1,000.00	999.40	4.74	0.94%
	Hypothetical example	1,000.00	1,020.50	4.79	0.94%
Series NAV	Actual expenses/actual returns	1,000.00	1,001.10	3.48	0.69%
	Hypothetical example	1,000.00	1,021.70	3.52	0.69%
15

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Money Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.00	$0.30	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Series II	Actual expenses/actual returns	1,000.00	1,000.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Series NAV	Actual expenses/actual returns	1,000.00	1,000.00	0.30	0.06%
	Hypothetical example	1,000.00	1,024.90	0.31	0.06%
Opportunistic Fixed Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$982.00	$4.05	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Series II	Actual expenses/actual returns	1,000.00	981.10	5.04	1.01%
	Hypothetical example	1,000.00	1,020.10	5.14	1.01%
Series NAV	Actual expenses/actual returns	1,000.00	981.60	3.80	0.76%
	Hypothetical example	1,000.00	1,021.40	3.87	0.76%
Select Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$997.60	$3.07	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
Series II	Actual expenses/actual returns	1,000.00	997.00	4.08	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	998.10	2.87	0.57%
	Hypothetical example	1,000.00	1,022.30	2.91	0.57%
Short Term Government Income Trust
Series I	Actual expenses/actual returns	$1,000.00	$991.40	$3.46	0.69%
	Hypothetical example	1,000.00	1,021.70	3.52	0.69%
Series II	Actual expenses/actual returns	1,000.00	990.20	4.46	0.89%
	Hypothetical example	1,000.00	1,020.70	4.53	0.89%
Series NAV	Actual expenses/actual returns	1,000.00	991.90	3.21	0.64%
	Hypothetical example	1,000.00	1,022.00	3.26	0.64%
Strategic Income Opportunities Trust
Series I	Actual expenses/actual returns	$1,000.00	$995.20	$3.77	0.75%
	Hypothetical example	1,000.00	1,021.40	3.82	0.75%
Series II	Actual expenses/actual returns	1,000.00	994.60	4.78	0.95%
	Hypothetical example	1,000.00	1,020.40	4.84	0.95%
Series NAV	Actual expenses/actual returns	1,000.00	995.70	3.52	0.70%
	Hypothetical example	1,000.00	1,021.70	3.57	0.70%
Total Bond Market Trust
Series I	Actual expenses/actual returns	$1,000.00	$1,000.20	$1.51	0.30%
	Hypothetical example	1,000.00	1,023.70	1.53	0.30%
Series II	Actual expenses/actual returns	1,000.00	998.20	2.52	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Series NAV	Actual expenses/actual returns	1,000.00	999.80	1.26	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Ultra Short Term Bond Trust
Series I	Actual expenses/actual returns	$1,000.00	$995.40	$3.07	0.61%
	Hypothetical example	1,000.00	1,022.10	3.11	0.61%
Series II	Actual expenses/actual returns	1,000.00	994.20	4.07	0.81%
	Hypothetical example	1,000.00	1,021.10	4.13	0.81%
Series NAV	Actual expenses/actual returns	1,000.00	995.90	2.82	0.56%
	Hypothetical example	1,000.00	1,022.40	2.85	0.56%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
16

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

This section shows the portfolios' 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the portfolios' total net assets as of the report date. The remaining securities held by the portfolios are grouped as "Other Securities" in each category. Certain percentages of less than 0.05% are rounded and presented as 0.0%. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling at 1-800-344-1029. This complete schedule, filed on the portfolios' Form N-CSR, is also available on the SEC's website at http://www.sec.gov.
Active Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.9%
U.S. Treasury Bonds - 9.4%
1.250%, 05/15/2050	$2,000,000	$1,698,359	0.2%
1.625%, 11/15/2050	6,500,000	6,055,918	0.8%
1.875%, 02/15/2041 to 11/15/2051	9,325,000	9,237,332	1.3%
2.000%, 11/15/2041 to 08/15/2051	21,768,300	22,124,247	3.1%
2.250%, 05/15/2041	3,000,000	3,150,938	0.4%
2.500%, 02/15/2045	12,428,000	13,667,402	1.9%
2.875%, 05/15/2049	3,000,000	3,613,828	0.5%
3.000%, 02/15/2047	3,420,000	4,138,734	0.6%
3.125%, 11/15/2041	3,886,000	4,669,727	0.6%
		68,356,485
U.S. Treasury Notes - 4.5%
0.250%, 09/30/2023 to 06/15/2024	5,408,000	5,361,779	0.7%
0.375%, 10/31/2023 to 08/15/2024	2,760,000	2,735,320	0.4%
0.500%, 11/30/2023	3,747,000	3,732,656	0.5%
1.125%, 02/15/2031	3,000,000	2,911,523	0.4%
1.625%, 05/15/2031	3,000,000	3,037,969	0.4%
2.375%, 05/15/2027	6,000,000	6,332,344	0.9%
2.875%, 08/15/2028	7,000,000	7,644,766	1.0%
OTHER SECURITIES		1,260,696	0.2%
		33,017,053
Federal Home Loan Mortgage Corp. - 2.3%
3.000%, 03/01/2043 to 12/01/2049	5,638,091	5,937,202	0.9%
3.500%, 10/01/2046 to 11/01/2048	7,403,212	7,923,780	1.1%
4.500%, 09/01/2023 to 10/01/2041	1,338,387	1,466,901	0.2%
OTHER SECURITIES		1,053,386	0.1%
		16,381,269
Federal National Mortgage Association - 15.5%
2.000%, 09/01/2050 to 10/01/2050	4,168,584	4,174,337	0.6%
2.000%, TBA (A)	4,298,000	4,287,658	0.6%
2.500%, TBA (A)	9,312,000	9,508,429	1.3%
3.000%, 01/01/2043 to 11/01/2049	6,646,391	7,013,483	1.0%
3.000%, TBA (A)	26,250,000	27,204,639	3.7%
3.500%, 06/01/2042 to 09/01/2049	6,561,084	7,044,206	1.1%
3.500%, TBA (A)	25,000,000	26,328,130	3.6%
4.000%, 10/01/2025 to 11/01/2045	3,592,762	3,884,297	0.6%
4.000%, TBA (A)	16,000,000	17,019,376	2.3%
5.500%, 09/01/2034 to 01/01/2037	1,471,155	1,668,739	0.1%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
OTHER SECURITIES		$4,997,695	0.6%
		113,130,989
Government National Mortgage Association - 0.2%		1,475,403	0.2%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $228,168,139)		$232,361,199
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.0%		432,418	0.0%
Germany - 0.2%		1,269,248	0.2%
Mexico - 0.1%		587,109	0.1%
Panama - 0.1%		649,078	0.1%
Qatar - 0.1%		793,160	0.1%
Saudi Arabia - 0.1%		792,646	0.1%
United Kingdom - 0.0%		155,085	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,658,520)		$4,678,744
CORPORATE BONDS - 47.2%
Communication services - 5.3%
AT&T, Inc. 3.100%, 02/01/2043	$1,617,000	1,571,951	0.2%
Verizon Communications, Inc. 4.272%, 01/15/2036	1,311,000	1,537,783	0.2%
OTHER SECURITIES		35,574,500	4.9%
		38,684,234
Consumer discretionary - 5.1%
Expedia Group, Inc. 5.000%, 02/15/2026	1,208,000	1,343,506	0.2%
OTHER SECURITIES		35,503,164	4.9%
		36,846,670
Consumer staples - 1.9%
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,553,476	0.2%
OTHER SECURITIES		11,988,364	1.7%
		13,541,840
Energy - 4.6%
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,496,297	0.2%
OTHER SECURITIES		31,958,194	4.4%
		33,454,491
Financials - 11.0%
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,543,745	0.2%
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,384,279	0.2%
OTHER SECURITIES		77,259,947	10.6%
		80,187,971
Health care - 3.0%
AbbVie, Inc. 3.200%, 11/21/2029	2,234,000	2,388,576	0.3%
OTHER SECURITIES		19,581,264	2.7%
		21,969,840
Industrials - 5.9%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	1,379,000	1,535,939	0.2%

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Industrials (continued)
OTHER SECURITIES		$41,538,010	5.7%
		43,073,949
Information technology - 3.7%
Broadcom, Inc. 4.750%, 04/15/2029	$1,536,000	1,748,431	0.2%
Dell International LLC 5.300%, 10/01/2029	1,239,000	1,452,348	0.2%
Micron Technology, Inc. 5.327%, 02/06/2029	1,673,000	1,981,585	0.3%
PayPal Holdings, Inc. 2.850%, 10/01/2029	1,753,000	1,844,914	0.3%
OTHER SECURITIES		20,089,989	2.7%
		27,117,267
Materials - 1.7%		12,355,327	1.7%
Real estate - 3.0%		21,888,782	3.0%
Utilities - 2.0%
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,390,539	0.2%
OTHER SECURITIES		12,697,071	1.8%
		14,087,610
TOTAL CORPORATE BONDS (Cost $320,826,911)		$343,207,981
CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%		1,421,808	0.2%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,677)		$1,421,808
MUNICIPAL BONDS - 0.7%
The School District of Philadelphia (Pennsylvania), GO 6.765%, 06/01/2040	1,010,000	1,410,820	0.2%
OTHER SECURITIES		3,585,665	0.5%
TOTAL MUNICIPAL BONDS (Cost $4,623,167)		$4,996,485
TERM LOANS (B) - 0.2%
Communication services - 0.0%		93,077	0.0%
Consumer discretionary - 0.1%		388,080	0.1%
Health care - 0.0%		41,888	0.0%
Industrials - 0.1%		577,124	0.1%
Information technology - 0.0%		280,227	0.0%
Materials - 0.0%		161,234	0.0%
TOTAL TERM LOANS (Cost $1,543,345)		$1,541,630
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Commercial and residential - 5.6%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	1,400,000	1,435,080	0.2%
OTHER SECURITIES		39,258,362	5.4%
		40,693,442
Federal Home Loan Mortgage Corp. - 0.4%		3,297,355	0.4%
Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association - 0.6%		$4,295,108	0.6%
Government National Mortgage Association - 1.1%		7,880,044	1.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,842,283)		$56,165,949
ASSET BACKED SECURITIES - 6.7%
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7 (1 month LIBOR + 0.370%), 0.473%, 08/08/2024 (D)	$3,000,000	3,005,168	0.4%
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1, 6.250%, 10/25/2036 (C)	2,560,000	2,638,238	0.4%
Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (C)	1,316,385	1,321,926	0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A, 1.680%, 02/15/2051 (C)	1,500,000	1,487,207	0.2%
OTHER SECURITIES		39,822,707	5.5%
TOTAL ASSET BACKED SECURITIES (Cost $48,114,568)		$48,275,246
COMMON STOCKS - 0.1%
Energy - 0.0%		9,378	0.0%
Utilities - 0.1%		440,321	0.1%
TOTAL COMMON STOCKS (Cost $467,552)		$449,699
PREFERRED SECURITIES - 0.1%
Communication services - 0.0%		209,383	0.0%
Consumer staples - 0.0%		203,872	0.0%
Financials - 0.0%		81,979	0.0%
Utilities - 0.1%		530,893	0.1%
TOTAL PREFERRED SECURITIES (Cost $919,935)		$1,026,127
WARRANTS - 0.0%		11,627	0.0%
TOTAL WARRANTS (Cost $2,792)		$11,627
ESCROW CERTIFICATES - 0.0%		1,575	0.0%
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,575
SHORT-TERM INVESTMENTS - 15.7%
Short-term funds - 13.6%
John Hancock Collateral Trust, 0.1697% (E)(F)	365,084	3,651,934	0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	94,952,123	94,952,123	13.1%
		98,604,057

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 2.1%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $15,533,000 on 1-3-22, collateralized by $16,005,000 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $15,843,702)	$15,533,000	$15,533,000	2.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $114,137,622)		$114,137,057
Total Investments (Active Bond Trust) (Cost $786,694,511) - 111.1%		$808,275,127	111.1%
Other assets and liabilities, net - (11.1)%		(80,611,706)	(11.1%)
TOTAL NET ASSETS - 100.0%		$727,663,421	100.0%
Security Abbreviations and Legend
GO	General Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $159,306,712 or 21.9% of the fund's net assets as of 12-31-21.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Core Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 58.3%
U.S. Treasury Bonds - 9.8%
1.125%, 05/15/2040 to 08/15/2040	$24,260,000	$21,226,094	2.1%
1.375%, 11/15/2040 to 08/15/2050	22,203,000	20,052,016	1.9%
1.625%, 11/15/2050	5,045,000	4,700,324	0.5%
1.750%, 08/15/2041	17,321,000	16,793,251	1.7%
1.875%, 02/15/2041 to 11/15/2051	10,312,000	10,214,948	1.1%
2.000%, 11/15/2041 to 08/15/2051	16,906,000	17,151,412	1.7%
2.250%, 05/15/2041	4,789,000	5,029,947	0.5%
OTHER SECURITIES		2,672,336	0.3%
		97,840,328
U.S. Treasury Notes - 27.3%
0.125%, 05/31/2022 to 01/15/2024	36,086,000	35,919,773	3.6%
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.250%, 05/15/2024 to 10/31/2025	$26,889,000	$26,208,605	2.7%
0.375%, 10/31/2023 to 01/31/2026	46,309,000	45,080,986	4.4%
0.500%, 02/28/2026 to 08/31/2027	20,999,000	20,265,429	2.1%
0.750%, 12/31/2023 to 05/31/2026	30,055,000	29,772,135	3.0%
0.875%, 09/30/2026	2,960,000	2,907,159	0.3%
1.000%, 12/15/2024	17,288,000	17,306,909	1.7%
1.250%, 12/31/2026	27,552,000	27,521,865	2.8%
1.375%, 10/31/2028 to 11/15/2031	25,460,000	25,255,307	2.5%
1.500%, 09/30/2024 to 11/30/2028	14,640,000	14,856,835	1.5%
1.875%, 02/28/2022	10,979,000	11,009,902	1.1%
2.000%, 02/15/2022	8,231,000	8,249,653	0.8%
2.125%, 05/15/2025	7,793,000	8,066,668	0.8%
		272,421,226
Federal Home Loan Mortgage Corp. - 1.6%
2.500%, 01/01/2036	2,641,021	2,763,379	0.3%
4.000%, 01/01/2035 to 07/01/2049	4,705,546	5,111,367	0.4%
OTHER SECURITIES		7,853,053	0.9%
		15,727,799
Federal National Mortgage Association - 16.7%
1.735%, 11/15/2030 (A)	3,465,000	2,967,925	0.3%
2.000%, 09/01/2030 to 04/01/2051	3,196,687	3,235,765	0.2%
2.000%, TBA (B)	13,500,000	13,467,516	1.3%
2.500%, 12/01/2035 to 06/01/2036	14,186,091	14,851,500	1.6%
2.500%, TBA (B)	68,000,000	69,257,990	6.9%
3.000%, 01/01/2043 to 07/01/2060	15,336,754	16,212,859	1.6%
3.000%, TBA (B)	6,100,000	6,312,786	0.6%
4.000%, 09/01/2033 to 08/01/2059	10,872,542	11,906,129	1.3%
4.500%, 05/01/2034 to 04/01/2050	10,919,479	12,062,281	1.2%
5.000%, 07/01/2044 to 11/01/2049	11,213,349	12,519,275	1.3%
OTHER SECURITIES		4,334,933	0.4%
		167,128,959
Government National Mortgage Association - 2.9%
2.500%, TBA (B)	6,500,000	6,662,725	0.7%
3.000%, 10/20/2051	6,485,012	6,732,200	0.7%
4.000%, 06/20/2047 to 07/20/2049	6,332,451	6,782,155	0.6%
5.000%, 12/20/2039 to 03/20/2049	5,908,203	6,360,830	0.6%
OTHER SECURITIES		2,883,027	0.3%
		29,420,937
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $586,234,243)		$582,539,249
FOREIGN GOVERNMENT OBLIGATIONS - 1.1%
Colombia - 0.1%		841,485	0.1%
Italy - 0.1%		1,058,412	0.1%
Japan - 0.1%		830,713	0.1%

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%		$3,888,570	0.4%
Paraguay - 0.1%		883,524	0.1%
Peru - 0.3%		3,647,028	0.3%
United Arab Emirates - 0.0%		214,054	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,376,252)		$11,363,786
CORPORATE BONDS - 31.4%
Communication services - 2.5%
T-Mobile USA, Inc. 2.250%, 02/15/2026 (C)	$3,084,000	3,091,710	0.3%
OTHER SECURITIES		21,544,495	2.2%
		24,636,205
Consumer discretionary - 2.2%		22,103,940	2.2%
Consumer staples - 1.3%		13,304,366	1.3%
Energy - 1.7%		16,880,240	1.7%
Financials - 10.5%
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	3,143,000	3,120,931	0.3%
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,003,000	2,981,130	0.3%
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,121,000	3,020,664	0.3%
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	5,179,000	5,184,524	0.5%
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,253,000	3,210,487	0.3%
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	4,358,000	4,313,849	0.4%
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	3,126,000	3,112,553	0.3%
OTHER SECURITIES		80,510,430	8.1%
		105,454,568
Health care - 3.0%		29,972,317	3.0%
Industrials - 2.6%		25,944,979	2.6%
Information technology - 2.8%		27,937,976	2.8%
Materials - 0.7%		6,640,079	0.7%
Real estate - 1.7%		16,867,443	1.7%
Utilities - 2.4%		23,791,138	2.4%
TOTAL CORPORATE BONDS (Cost $312,539,472)		$313,533,251
MUNICIPAL BONDS - 0.4%		4,095,232	0.4%
TOTAL MUNICIPAL BONDS (Cost $3,491,229)		$4,095,232
Core Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
Commercial and residential - 4.7%		$46,442,316	4.7%
Federal Home Loan Mortgage Corp. - 0.9%		8,763,986	0.9%
Federal National Mortgage Association - 2.4%
Series 2016-57, Class PC, 1.750%, 06/25/2046	$3,462,282	3,445,407	0.4%
OTHER SECURITIES		20,607,537	2.0%
		24,052,944
Government National Mortgage Association - 0.4%		4,085,566	0.4%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,311,484)		$83,344,812
ASSET BACKED SECURITIES - 8.0%
American Express Credit Account Master Trust Series 2021-1, Class A, 0.900%, 11/15/2026	3,201,000	3,175,014	0.3%
Nelnet Student Loan Trust Series 2005-1, Class A5 (3 month LIBOR + 0.110%), 0.234%, 10/25/2033 (D)	3,104,365	3,066,504	0.3%
Nelnet Student Loan Trust Series 2005-2, Class A5 (3 month LIBOR + 0.100%), 0.314%, 03/23/2037 (D)	2,987,790	2,940,036	0.3%
SMB Private Education Loan Trust Series 2020-PTB, Class A2A, 1.600%, 09/15/2054 (C)	3,402,123	3,353,219	0.3%
OTHER SECURITIES		67,756,401	6.8%
TOTAL ASSET BACKED SECURITIES (Cost $80,770,150)		$80,291,174
SHORT-TERM INVESTMENTS - 3.3%
Short-term funds - 3.3%
John Hancock Collateral Trust, 0.1697% (E)(F)	253,156	2,532,319	0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	30,323,670	30,323,670	3.0%
		32,855,989
TOTAL SHORT-TERM INVESTMENTS (Cost $32,856,355)		$32,855,989
Total Investments (Core Bond Trust) (Cost $1,110,579,185) - 110.9%		$1,108,023,493	110.9%
Other assets and liabilities, net - (10.9)%		(108,708,399)	(10.9%)
TOTAL NET ASSETS - 100.0%		$999,315,094	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,907,786 or 14.3% of the fund's net assets as of 12-31-21.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
	Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Argentina - 0.4%		$724,948	0.4%
Brazil - 0.2%		496,430	0.2%
Indonesia - 0.0%		5,825	0.0%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,845,229)		$1,227,203
CORPORATE BONDS - 84.4%
Communication services - 12.0%
Allen Media LLC 10.500%, 02/15/2028 (A)	$1,690,000	1,763,185	0.8%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)(B)	860,000	849,727	0.4%
CCO Holdings LLC 4.500%, 05/01/2032	820,000	843,575	0.4%
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	811,300	0.4%
CSC Holdings LLC 6.500%, 02/01/2029 (A)	800,000	856,000	0.4%
DISH DBS Corp. 5.125%, 06/01/2029	1,000,000	910,000	0.4%
DISH DBS Corp. 5.750%, 12/01/2028 (A)	900,000	909,000	0.4%
DISH DBS Corp. 7.750%, 07/01/2026	870,000	917,850	0.4%
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	921,375	0.4%
OTHER SECURITIES		16,366,675	8.0%
		25,148,687
Consumer discretionary - 16.6%
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	957,950	0.5%
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	1,059,372	0.5%
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	1,036,302	1,181,384	0.6%
Bath & Body Works, Inc. 5.250%, 02/01/2028	1,020,000	1,127,100	0.5%
Ford Motor Company 9.000%, 04/22/2025 (B)	670,000	819,142	0.4%
Ford Motor Credit Company LLC 4.000%, 11/13/2030	1,280,000	1,377,024	0.7%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 5.113%, 05/03/2029	$1,100,000	$1,249,875	0.6%
Royal Caribbean Cruises, Ltd. 5.500% 08/31/2026 to 04/01/2028 (A)	1,360,000	1,379,075	0.7%
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	815,675	0.4%
Viking Cruises, Ltd. 7.000%, 02/15/2029 (A)	1,500,000	1,504,335	0.7%
Viking Cruises, Ltd. 13.000%, 05/15/2025 (A)	910,000	1,030,229	0.5%
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,509,750	0.7%
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	920,000	851,906	0.4%
OTHER SECURITIES		19,714,164	9.4%
		34,576,981
Consumer staples - 1.1%		2,302,036	1.1%
Energy - 11.9%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,277,100	0.6%
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,359,600	0.6%
MEG Energy Corp. 7.125%, 02/01/2027 (A)	1,130,000	1,203,360	0.6%
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	896,750	0.4%
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	1,037,025	0.5%
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,310,000	1,359,125	0.6%
OTHER SECURITIES		17,635,392	8.6%
		24,768,352
Financials - 8.8%
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)	920,000	929,200	0.4%
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,201,318	2,124,249	1.0%
OTHER SECURITIES		15,353,327	7.4%
		18,406,776
Health care - 8.0%
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	810,000	855,563	0.4%
Community Health Systems, Inc. 6.125%, 04/01/2030 (A)	1,230,000	1,216,864	0.6%
HCA, Inc. 5.625%, 09/01/2028	800,000	934,792	0.4%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029 (A)	1,070,000	1,066,223	0.5%
Mozart Debt Merger Sub, Inc. 5.250%, 10/01/2029 (A)	1,790,000	1,814,416	0.9%
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029	1,390,000	1,362,631	0.6%

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Health care (continued)
OTHER SECURITIES		$9,459,251	4.6%
		16,709,740
Industrials - 11.7%
CoreCivic, Inc. 8.250%, 04/15/2026	$1,070,000	1,118,150	0.5%
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)	920,000	913,100	0.4%
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)	850,000	854,250	0.4%
Madison IAQ LLC 5.875%, 06/30/2029 (A)	900,000	900,000	0.4%
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	920,000	959,100	0.5%
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	822,014	0.4%
OTHER SECURITIES		18,891,763	9.1%
		24,458,377
Information technology - 4.9%
CommScope, Inc. 8.250%, 03/01/2027 (A)	1,310,000	1,346,274	0.6%
OTHER SECURITIES		8,895,405	4.3%
		10,241,679
Materials - 4.1%
First Quantum Minerals, Ltd. 6.875% 03/01/2026 to 10/15/2027 (A)	1,450,000	1,523,438	0.7%
OTHER SECURITIES		6,971,979	3.4%
		8,495,417
Real estate - 4.3%
Diversified Healthcare Trust 4.750%, 02/15/2028	930,000	910,042	0.4%
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	834,480	0.4%
IIP Operating Partnership LP 5.500%, 05/25/2026	860,000	910,421	0.4%
OTHER SECURITIES		6,214,555	3.1%
		8,869,498
Utilities - 1.0%		2,167,634	1.0%
TOTAL CORPORATE BONDS (Cost $175,837,218)		$176,145,177
CONVERTIBLE BONDS - 1.1%
Communication services - 0.3%		501,673	0.3%
Consumer discretionary - 0.2%		411,350	0.2%
Financials - 0.1%		130,488	0.1%
Health care - 0.2%		472,031	0.2%
Industrials - 0.3%		706,873	0.3%
TOTAL CONVERTIBLE BONDS (Cost $2,357,745)		$2,222,415
TERM LOANS (C) - 4.7%
Consumer discretionary - 1.9%
Adtalem Global Education, Inc., 2021 Term Loan B (3 month LIBOR + 4.500%) 5.250%, 08/12/2028	830,000	831,212	0.4%
High Yield Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Consumer discretionary (continued)
OTHER SECURITIES		$3,102,440	1.5%
		3,933,652
Financials - 0.4%		786,772	0.4%
Health care - 0.5%		1,114,106	0.5%
Industrials - 0.3%		598,810	0.3%
Information technology - 1.4%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.104%, 02/19/2029	$820,000	820,000	0.4%
OTHER SECURITIES		2,117,681	1.0%
		2,937,681
Materials - 0.2%		470,366	0.2%
TOTAL TERM LOANS (Cost $9,851,673)		$9,841,387
ASSET BACKED SECURITIES - 4.1%		8,610,844	4.1%
TOTAL ASSET BACKED SECURITIES (Cost $8,611,757)		$8,610,844
COMMON STOCKS - 0.6%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.0%		78,949	0.0%
Energy - 0.6%		1,205,157	0.6%
TOTAL COMMON STOCKS (Cost $7,243,181)		$1,284,106
PREFERRED SECURITIES - 0.9%
Energy - 0.5%		1,052,857	0.5%
Financials - 0.4%		916,046	0.4%
TOTAL PREFERRED SECURITIES (Cost $1,934,838)		$1,968,903
ESCROW CERTIFICATES - 0.0%		0	0.0%
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS - 3.1%
Short-term funds - 3.1%
John Hancock Collateral Trust, 0.1697% (D)(E)	572,398	5,725,696	2.7%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (D)	799,837	799,837	0.4%
		6,525,533
TOTAL SHORT-TERM INVESTMENTS (Cost $6,526,231)		$6,525,533
Total Investments (High Yield Trust) (Cost $214,550,074) - 99.5%		$207,825,568	99.5%
Other assets and liabilities, net - 0.5%		954,449	0.5%
TOTAL NET ASSETS - 100.0%		$208,780,017	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,022,294 or 69.5% of the fund's net assets as of 12-31-21.
(B)	All or a portion of this security is on loan as of 12-31-21.

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
High Yield Trust (continued)
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Mar 2022	$9,785,690	$9,799,102	$13,412
						$13,412

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	512,482	BNP	1/18/2022	—	$(8,423)
MXN	1,174,325	USD	55,808	MSCS	1/18/2022	$1,412	—
USD	666,027	CAD	836,249	MSCS	1/18/2022	4,943	—
						$6,355	$(8,423)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	0.819%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(9,578)	$28,519	$18,941
Centrally cleared	Occidental Petroleum Corp.	1.601%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(30,817)	11,983	(18,834)
					$1,050,000				$(40,395)	$40,502	$107
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 72.1%
U.S. Treasury Bonds - 20.1%
1.250%, 05/15/2050	$1,335,000	$1,133,655	0.4%
1.750%, 08/15/2041	4,075,000	3,950,840	1.5%
1.875%, 02/15/2051	2,545,000	2,517,959	0.9%
2.000%, 11/15/2041	2,265,000	2,290,835	0.8%
2.250%, 08/15/2046	3,655,000	3,864,591	1.4%
2.500%, 02/15/2045 (A)	1,204,000	1,324,071	0.5%
2.875%, 05/15/2043	1,170,000	1,359,577	0.5%
3.000%, 11/15/2044 to 02/15/2048	9,575,000	11,544,934	4.4%
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.125%, 02/15/2043 to 05/15/2048	$5,300,000	$6,530,547	2.4%
3.125%, 08/15/2044 (A)	5,535,000	6,721,349	2.5%
3.375%, 05/15/2044	1,690,000	2,127,618	0.8%
3.625%, 08/15/2043	680,000	882,088	0.3%
3.750%, 11/15/2043 (A)	2,908,000	3,845,716	1.4%
4.375%, 11/15/2039	1,170,000	1,630,642	0.6%
6.500%, 11/15/2026	3,135,000	3,911,892	1.4%
OTHER SECURITIES		719,827	0.3%
		54,356,141

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Inflation Protected Securities - 1.1%
0.375%, 01/15/2027		$726,891	$799,469	0.3%
0.875%, 02/15/2047		1,036,678	1,399,359	0.5%
OTHER SECURITIES			786,393	0.3%
			2,985,221
U.S. Treasury Notes - 12.4%
0.375%, 01/31/2026		1,610,000	1,557,549	0.6%
0.625%, 05/15/2030 to 08/15/2030		16,445,000	15,372,224	5.7%
0.875%, 11/15/2030		1,425,000	1,354,808	0.5%
1.375%, 11/15/2031		1,155,000	1,140,382	0.4%
1.625%, 05/15/2031		6,790,000	6,875,936	2.5%
2.750%, 02/15/2028		6,865,000	7,419,563	2.7%
			33,720,462
Federal Home Loan Mortgage Corp. - 0.5%
3.500%, 03/01/2048 to 06/01/2048		906,742	958,147	0.3%
OTHER SECURITIES			431,414	0.2%
			1,389,561
Federal National Mortgage Association - 27.1%
2.000%, TBA (B)		41,590,000	41,580,241	15.3%
2.500%, 07/01/2030 to 04/01/2045		801,449	822,906	0.3%
2.500%, TBA (B)		8,000,000	8,168,754	3.0%
2.660%, 03/01/2027		789,501	825,213	0.3%
3.000%, TBA (B)		5,900,000	6,114,566	2.3%
3.500%, 06/01/2046 to 05/01/2048		3,305,623	3,501,735	1.3%
4.000%, TBA (B)		5,800,000	6,169,524	2.3%
4.500%, TBA (B)		3,300,000	3,537,188	1.3%
5.000%, TBA (B)		1,800,000	1,959,752	0.7%
OTHER SECURITIES			746,732	0.3%
			73,426,611
Government National Mortgage Association - 10.9%
2.000%, TBA (B)		4,200,000	4,240,468	1.6%
3.000%, TBA (B)		11,500,000	11,904,801	4.4%
3.500%, TBA (B)		5,400,000	5,623,733	2.1%
4.000%, TBA (B)		2,600,000	2,736,008	1.0%
4.500%, TBA (B)		4,600,000	4,862,308	1.8%
OTHER SECURITIES			178,787	0.0%
			29,546,105
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $193,070,144)			$195,424,101
FOREIGN GOVERNMENT OBLIGATIONS - 5.9%
Angola - 0.1%			397,354	0.1%
Argentina - 0.0%			51,597	0.0%
Benin - 0.1%			330,776	0.1%
Bermuda - 0.1%			199,500	0.1%
Brazil - 0.7%
Federative Republic of Brazil 3.875%, 06/12/2030		990,000	960,300	0.4%
Federative Republic of Brazil 10.000%, 01/01/2031	BRL	5,476,000	942,947	0.3%
			1,903,247
Chile - 0.1%			185,000	0.1%
Colombia - 0.4%			983,662	0.4%
Croatia - 0.2%			606,705	0.2%
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Dominican Republic - 0.2%			$446,254	0.2%
Egypt - 0.1%			198,574	0.1%
Ghana - 0.1%			168,388	0.1%
Hungary - 0.3%			771,687	0.3%
Indonesia - 0.2%			581,225	0.2%
Ivory Coast - 0.1%			245,734	0.1%
Jordan - 0.1%			212,127	0.1%
Macedonia - 0.2%			563,327	0.2%
Mexico - 1.2%
Government of Mexico 7.750%, 05/29/2031	MXN	35,584,600	1,756,750	0.6%
OTHER SECURITIES			1,640,736	0.6%
			3,397,486
Oman - 0.1%			406,440	0.1%
Panama - 0.3%			799,702	0.3%
Philippines - 0.3%			829,008	0.3%
Romania - 0.4%			1,116,876	0.4%
Saudi Arabia - 0.2%			479,913	0.2%
Senegal - 0.2%			493,197	0.2%
Serbia - 0.1%			348,861	0.1%
United Arab Emirates - 0.1%			274,362	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,068,162)			$15,991,002
CORPORATE BONDS - 26.7%
Communication services - 2.7%
AT&T, Inc. 3.550%, 09/15/2055		$798,000	800,896	0.3%
OTHER SECURITIES			6,478,178	2.4%
			7,279,074
Consumer discretionary - 1.5%			4,151,752	1.5%
Consumer staples - 1.0%			2,650,599	1.0%
Energy - 2.2%			5,878,105	2.2%
Financials - 6.7%			18,276,084	6.7%
Health care - 2.5%			6,728,924	2.5%
Industrials - 2.3%			6,163,847	2.3%
Information technology - 3.7%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)		824,000	822,921	0.3%
OTHER SECURITIES			9,206,269	3.4%
			10,029,190
Materials - 1.0%			2,615,669	1.0%
Real estate - 0.8%			2,215,158	0.8%
Utilities - 2.3%			6,176,831	2.3%
TOTAL CORPORATE BONDS (Cost $69,757,851)			$72,165,233
MUNICIPAL BONDS - 2.1%
Metropolitan Transportation Authority (New York) 5.175%, 11/15/2049		705,000	965,091	0.4%
New York Transportation Development Corp. 4.248%, 09/01/2035		715,000	780,593	0.3%

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	$675,000	$848,229	0.3%
OTHER SECURITIES		3,181,305	1.1%
TOTAL MUNICIPAL BONDS (Cost $5,240,399)		$5,775,218
TERM LOANS (D) - 3.2%
Communication services - 0.2%		469,397	0.2%
Consumer discretionary - 0.6%		1,678,341	0.6%
Consumer staples - 0.1%		364,132	0.1%
Financials - 0.1%		329,989	0.1%
Health care - 0.5%		1,276,507	0.5%
Industrials - 0.7%		1,969,556	0.7%
Information technology - 0.8%		2,139,741	0.8%
Materials - 0.2%		396,040	0.2%
TOTAL TERM LOANS (Cost $8,649,543)		$8,623,703
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.2%
Commercial and residential - 11.8%
BBCMS Mortgage Trust Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.943%, 08/15/2036 (C)(E)	949,000	948,127	0.4%
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2, 3.424%, 03/10/2031 (C)	800,000	820,045	0.3%
OTHER SECURITIES		30,118,527	11.1%
		31,886,699
Federal Home Loan Mortgage Corp. - 1.0%		2,769,935	1.0%
Federal National Mortgage Association - 1.4%		3,751,704	1.4%
Government National Mortgage Association - 0.0%		111,591	0.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,486,167)		$38,519,929
ASSET BACKED SECURITIES - 8.4%
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%), 1.330%, 04/19/2034 (C)(E)	810,000	809,124	0.3%
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%), 1.084%, 04/20/2030 (C)(E)	900,000	900,023	0.3%
OTHER SECURITIES		21,092,505	7.8%
TOTAL ASSET BACKED SECURITIES (Cost $22,967,516)		$22,801,652
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COMMON STOCKS - 0.0%
Energy - 0.0%		$11,633	0.0%
TOTAL COMMON STOCKS (Cost $119,525)		$11,633
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		22,503	0.0%
TOTAL PURCHASED OPTIONS (Cost $297,615)		$22,503
SHORT-TERM INVESTMENTS - 1.1%
Short-term funds - 0.0%
John Hancock Collateral Trust, 0.1697% (F)(G)	6,455	64,565	0.0%
Repurchase agreement - 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-21 at 0.040% to be repurchased at $2,900,010 on 1-3-22, collateralized by $2,958,100 U.S. Treasury Bills, 0.000% due 1-25-22 (valued at $2,958,076)	$2,900,000	2,900,000	1.1%
TOTAL SHORT-TERM INVESTMENTS (Cost $2,964,576)		$2,964,565
Total Investments (Investment Quality Bond Trust) (Cost $358,621,498) - 133.7%		$362,299,539	133.7%
Other assets and liabilities, net - (33.7)%		(91,380,913)	(33.7%)
TOTAL NET ASSETS - 100.0%		$270,918,626	100.0%
Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,832,455 or 27.6% of the fund's net assets as of 12-31-21.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	58	Long	Mar 2022	$7,580,244	$7,567,188	$(13,056)
2-Year U.S. Treasury Note Futures	55	Long	Mar 2022	12,005,563	11,999,453	(6,110)
5-Year U.S. Treasury Note Futures	111	Long	Mar 2022	13,426,812	13,428,400	1,588
Euro-BTP Italian Government Bond Futures	18	Short	Mar 2022	(3,048,308)	(3,012,675)	35,633
Euro-Buxl Futures	6	Short	Mar 2022	(1,476,740)	(1,412,240)	64,500
German Euro BUND Futures	18	Short	Mar 2022	(3,558,590)	(3,511,884)	46,706
U.S. Treasury Long Bond Futures	60	Short	Mar 2022	(9,568,671)	(9,626,250)	(57,579)
Ultra U.S. Treasury Bond Futures	81	Short	Mar 2022	(15,733,767)	(15,967,125)	(233,358)
Ultra U.S. Treasury Bond Futures	66	Short	Mar 2022	(9,565,044)	(9,664,875)	(99,831)
						$(261,507)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	425,775	BRL	2,425,000	DB	3/16/2022	—	$(2,009)
USD	128,603	EUR	114,000	DB	1/31/2022	—	(1,256)
USD	7,192,304	EUR	6,342,000	DB	3/16/2022	—	(38,667)
USD	1,099,616	MXN	23,490,000	BNP	3/16/2022	—	(33,230)
						—	$(75,162)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(44,527)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(42,813)
								$179,120	$(87,340)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,255,000	USD	Fixed 1.380%	USD Compounded SOFR	Annual	Annual	Dec 2031	$(25,146)	$(5,124)	$(30,270)
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(12,206)	(20,145)	(32,351)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,250)	(27,433)	(35,683)
								$(45,602)	$(52,702)	$(98,304)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,325,000	USD	$1,325,000	1.000%	Quarterly	Jun 2026	$36,319	$6,969	$43,288
				$1,325,000				$36,319	$6,969	$43,288
The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.6	54.026%	1,303,823	USD	$1,303,823	3.000%	Monthly	May 2063	$(77,948)	$(286,362)	$(364,310)
MSI	CMBX.NA.BBB-.6	54.026%	43,960	USD	43,960	3.000%	Monthly	May 2063	(6,588)	(5,695)	(12,283)
					$1,347,783				$(84,536)	$(292,057)	$(376,593)
Centrally cleared	Republic of Panama	0.691%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,606	1,309	2,915
Centrally cleared	CDX.NA.HY.37	2.944%	1,150,000	USD	1,150,000	5.000%	Quarterly	Dec 2026	100,351	6,503	106,854
					$1,360,000				$101,957	$7,812	$109,769
					$2,707,783				$17,421	$(284,245)	$(266,824)
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT - 15.9%
U.S. Treasury Bills - 11.4%
0.035%, 01/25/2022	$16,609,200	$16,608,812	0.8%
0.041%, 03/24/2022	19,592,400	19,590,615	1.0%
0.042%, 02/10/2022	22,000,000	21,998,998	1.1%
0.043%, 02/15/2022	26,045,600	26,044,216	1.3%
0.045%, 01/06/2022	17,126,600	17,126,494	0.9%
0.046%, 01/13/2022	33,070,100	33,069,604	1.7%
0.048%, 03/03/2022	17,000,000	16,998,632	0.8%
0.051%, 01/20/2022	30,000,000	29,999,208	1.5%
0.052%, 03/10/2022	19,511,900	19,510,020	1.0%
0.067%, 03/24/2022	26,135,900	26,131,953	1.3%
		227,078,552
U.S. Treasury Notes - 4.5%
0.088%, 04/30/2022	23,860,400	24,000,604	1.2%
0.097%, 03/31/2022	17,810,500	17,822,597	0.9%
0.126%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,765,901	1.4%
OTHER SECURITIES		20,294,315	1.0%
		89,883,417
TOTAL U.S. GOVERNMENT (Cost $316,961,969)		$316,961,969
U.S. GOVERNMENT AGENCY - 79.5%
Federal Agricultural Mortgage Corp. - 15.4%
0.005%, 01/03/2022	90,308,000	90,307,972	4.5%
0.035%, 01/04/2022	25,000,000	24,999,927	1.3%
0.041%, 01/31/2022	19,710,000	19,709,343	1.0%
Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Agricultural Mortgage Corp. (continued)
0.047%, (3 month LIBOR - 0.100%), 01/25/2022 (A)	$23,385,000	$23,384,651	1.2%
0.051%, 02/24/2022	22,943,000	22,941,279	1.2%
0.059%, 02/28/2022	15,000,000	14,998,598	0.8%
OTHER SECURITIES		110,497,562	5.4%
		306,839,332
Federal Farm Credit Bank - 21.8%
0.027%, 02/02/2022	21,824,000	21,823,491	1.1%
0.062%, 05/06/2022	17,000,000	17,011,058	0.9%
0.142%, (3 month USBMMY + 0.055%), 01/31/2023 (A)	14,262,000	14,262,000	0.7%
0.146%, (Prime rate - 3.105%), 02/14/2022 (A)	14,662,000	14,662,023	0.7%
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000	1.4%
0.277%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	17,382,000	17,386,919	0.9%
OTHER SECURITIES		320,887,695	16.1%
		434,352,186
Federal Home Loan Bank - 37.2%
0.024%, 01/28/2022	26,385,000	26,432,596	1.3%
0.025%, 01/26/2022	32,620,000	32,619,434	1.6%
0.030%, 01/20/2022	32,605,000	32,604,484	1.6%
0.035%, 01/19/2022	46,229,000	46,228,207	2.3%

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.035%, 02/09/2022	$39,602,000	$39,600,498	2.0%
0.039%, 02/11/2022	44,867,000	44,865,022	2.2%
0.043%, 01/21/2022	39,267,000	39,266,068	2.0%
0.043%, 02/25/2022	14,839,000	14,838,041	0.7%
0.046%, 03/30/2022	33,335,000	33,331,272	1.7%
0.046%, 01/14/2022	20,000,000	19,999,675	1.0%
0.046%, 02/17/2022	18,530,000	18,528,896	0.9%
0.046%, 01/18/2022	16,667,000	16,666,646	0.8%
0.047%, 02/23/2022	34,793,000	34,790,602	1.7%
0.048%, 03/18/2022	19,602,000	19,600,055	1.0%
0.050%, 03/16/2022	26,443,000	26,440,338	1.3%
0.055%, 04/20/2022	19,980,000	19,976,733	1.0%
0.056%, 04/08/2022	15,000,000	14,997,777	0.8%
0.056%, 03/21/2022	19,567,000	19,564,638	1.0%
0.064%, 05/13/2022	16,868,000	16,864,103	0.8%
0.112%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000	0.9%
0.142%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000	0.7%
OTHER SECURITIES		192,070,170	9.9%
		742,295,255
Federal Home Loan Mortgage Corp. - 1.6%		32,726,230	1.6%
Federal National Mortgage Association - 2.5%
0.243%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000	0.7%
OTHER SECURITIES		35,732,555	1.8%
		50,478,555
Tennessee Valley Authority - 1.0%
0.037%, 01/12/2022	19,567,000	19,566,785	1.0%
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,586,258,343)		$1,586,258,343
REPURCHASE AGREEMENT - 5.2%
Barclays Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $63,000,263 on 1-3-22, collateralized by $57,454,583 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-30 (valued at $64,260,310)	63,000,000	63,000,000	3.2%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $40,151,000 on 1-3-22, collateralized by $41,874,300 U.S. Treasury Notes, 1.000% due 7-31-28 (valued at $40,954,096)	40,151,000	40,151,000	2.0%
TOTAL REPURCHASE AGREEMENT (Cost $103,151,000)		$103,151,000
Total Investments (Money Market Trust) (Cost $2,006,371,312) - 100.6%		$2,006,371,312	100.6%
Other assets and liabilities, net - (0.6)%		(12,343,993)	(0.6%)
TOTAL NET ASSETS - 100.0%		$1,994,027,319	100.0%
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
Money Market Trust (continued)
(A)	Variable rate obligation.
Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
Federal National Mortgage Association - 5.1%
2.000%, TBA (A)		$4,497,000	$4,482,952	2.1%
2.500%, TBA (A)		6,236,000	6,367,543	3.0%
			10,850,495
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,834,719)			$10,850,495
FOREIGN GOVERNMENT OBLIGATIONS - 44.0%
Argentina - 0.2%			503,623	0.2%
Australia - 1.8%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	2,110,000	1,689,994	0.8%
Commonwealth of Australia, Inflation Linked Bond 0.812%, 11/21/2027		2,400,000	2,077,307	1.0%
			3,767,301
Benin - 0.3%			595,819	0.3%
Bermuda - 0.1%			199,750	0.1%
Brazil - 2.6%
Federative Republic of Brazil 6.000%, 05/15/2055	BRL	1,756,000	1,292,583	0.6%
10.000% 01/01/2025 to 01/01/2029		24,132,000	4,222,070	2.0%
			5,514,653
Bulgaria - 0.4%
Republic of Bulgaria 1.375%, 09/23/2050	EUR	765,000	830,041	0.4%
Canada - 1.0%
Government of Canada 1.500%, 12/01/2044	CAD	584,929	635,873	0.3%
Government of Canada 2.750%, 12/01/2048		1,180,000	1,151,231	0.5%
OTHER SECURITIES			373,725	0.2%
			2,160,829
Chile - 1.3%
Republic of Chile 1.900%, 09/01/2030	CLP	2,324,380,500	2,662,943	1.2%
OTHER SECURITIES			167,218	0.1%
			2,830,161
Colombia - 1.4%
Republic of Colombia 3.875%, 02/15/2061		$1,305,000	1,004,863	0.5%
Republic of Colombia 6.125%, 01/18/2041		645,000	663,873	0.3%
OTHER SECURITIES			1,199,371	0.6%
			2,868,107
Croatia - 0.1%			304,909	0.1%
Czech Republic - 0.2%			414,714	0.2%
Dominican Republic - 0.1%			144,188	0.1%
Egypt - 0.4%			913,200	0.4%
Gabon - 0.1%			195,500	0.1%
Ghana - 0.2%			503,082	0.2%
Greece - 0.1%			279,514	0.1%
Guatemala - 0.1%			257,627	0.1%

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary - 0.7%
Republic of Hungary 1.625%, 04/28/2032	EUR	520,000	$617,349	0.3%
OTHER SECURITIES			840,985	0.4%
			1,458,334
Iceland - 1.9%
Republic of Iceland 5.000%, 11/15/2028	ISK	433,770,000	3,532,861	1.7%
OTHER SECURITIES			418,306	0.2%
			3,951,167
Indonesia - 1.1%
Republic of Indonesia 9.000%, 03/15/2029	IDR	11,324,000,000	919,186	0.4%
OTHER SECURITIES			1,357,183	0.7%
			2,276,369
Israel - 2.3%
State of Israel 3.750%, 03/31/2047	ILS	11,582,863	4,909,290	2.3%
OTHER SECURITIES			11,248	0.0%
			4,920,538
Ivory Coast - 0.3%			622,251	0.3%
Japan - 4.5%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,052,797,662	9,463,555	4.5%
Jordan - 0.1%			202,026	0.1%
Kazakhstan - 0.2%			351,700	0.2%
Kenya - 0.1%			202,868	0.1%
Lithuania - 0.2%			499,779	0.2%
Macedonia - 0.7%
Republic of North Macedonia 1.625%, 03/10/2028	EUR	1,235,000	1,317,096	0.6%
OTHER SECURITIES			174,490	0.1%
			1,491,586
Malaysia - 0.4%
Government of Malaysia 3.733%, 06/15/2028	MYR	3,120,000	762,478	0.4%
Mexico - 1.3%
Government of Mexico 2.125%, 10/25/2051	EUR	845,000	791,252	0.4%
Government of Mexico 3.625%, 04/09/2029		550,000	722,799	0.3%
Government of Mexico 8.500%, 05/31/2029	MXN	17,642,600	911,473	0.4%
OTHER SECURITIES			405,494	0.2%
			2,831,018
Morocco - 0.5%			1,094,938	0.5%
New Zealand - 2.5%
Government of New Zealand 2.750%, 05/15/2051	NZD	2,000,000	1,334,319	0.6%
Government of New Zealand, Inflation Linked Bond 2.789%, 09/20/2040		1,390,000	1,387,537	0.6%
Government of New Zealand, Inflation Linked Bond 2.818%, 09/20/2035		1,025,000	984,566	0.5%
Government of New Zealand, Inflation Linked Bond 3.435%, 09/20/2030		1,280,000	1,226,911	0.6%
OTHER SECURITIES			440,147	0.2%
			5,373,480
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Nigeria - 0.1%			$178,664	0.1%
Norway - 2.2%
Kingdom of Norway 1.375%, 08/19/2030 (B)	NOK	20,150,000	2,227,822	1.1%
Kingdom of Norway 1.750%, 09/06/2029 (B)		21,131,000	2,406,547	1.1%
			4,634,369
Pakistan - 0.1%			198,420	0.1%
Panama - 0.6%
4.500% 04/16/2050 to 04/01/2056		$1,085,000	1,195,138	0.6%
Peru - 0.1%			195,971	0.1%
Poland - 0.4%
Republic of Poland 2.500%, 07/25/2026	PLN	2,870,000	671,416	0.3%
OTHER SECURITIES			236,700	0.1%
			908,116
Romania - 1.1%
Republic of Romania 3.875%, 10/29/2035	EUR	520,000	639,690	0.3%
OTHER SECURITIES			1,734,791	0.8%
			2,374,481
Russia - 2.7%
Government of Russia 6.900%, 05/23/2029	RUB	240,040,000	2,957,602	1.4%
Government of Russia 7.050%, 01/19/2028		82,055,000	1,027,273	0.5%
Government of Russia 7.650%, 04/10/2030		84,090,000	1,080,791	0.5%
Government of Russia 8.150%, 02/03/2027		50,550,000	669,934	0.3%
			5,735,600
Senegal - 0.3%			592,775	0.3%
Serbia - 0.4%			924,047	0.4%
Slovenia - 0.3%			595,496	0.3%
South Africa - 0.4%
Republic of South Africa 7.000%, 02/28/2031	ZAR	14,340,000	755,560	0.4%
South Korea - 7.5%
1.375% 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,089,162	4.7%
Republic of Korea 2.000%, 06/10/2031		2,516,740,000	2,067,166	1.0%
Republic of Korea, Inflation Linked Bond 1.125%, 06/10/2030		2,878,657,523	2,487,595	1.2%
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		1,495,818,646	1,345,767	0.6%
			15,989,690
Sri Lanka - 0.0%			100,392	0.0%
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	25,060,000	806,865	0.4%
Turkey - 0.0%			101,039	0.0%
Ukraine - 0.1%			159,928	0.1%
Uruguay - 0.0%			14,864	0.0%
Uzbekistan - 0.1%			191,024	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $102,339,536)			$93,437,544

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 19.2%
Australia - 0.1%			$275,208	0.1%
Austria - 0.2%			415,504	0.2%
Bermuda - 0.1%			117,676	0.1%
Brazil - 0.3%			526,740	0.3%
Canada - 0.1%			144,108	0.1%
Cayman Islands - 0.1%			192,103	0.1%
Chile - 0.1%			234,588	0.1%
China - 0.6%			1,302,936	0.6%
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		$725,000	1,003,219	0.5%
			1,003,219
France - 0.6%			1,226,702	0.6%
Germany - 0.2%			480,514	0.2%
Ireland - 0.1%			238,430	0.1%
Italy - 0.1%			295,131	0.1%
Luxembourg - 0.3%			723,431	0.3%
Macau - 0.1%			185,197	0.1%
Mexico - 0.2%			387,166	0.2%
Netherlands - 0.8%
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	750,012	841,231	0.4%
OTHER SECURITIES			741,916	0.4%
			1,583,147
Norway - 0.2%			487,782	0.2%
United Kingdom - 0.6%			1,337,683	0.6%
United States - 13.9%
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)		$675,000	674,116	0.3%
Reynolds American, Inc. 5.850%, 08/15/2045		580,000	704,724	0.3%
Viper Energy Partners LP 5.375%, 11/01/2027 (B)		640,000	660,800	0.3%
OTHER SECURITIES			27,400,796	13.0%
			29,440,436
TOTAL CORPORATE BONDS (Cost $40,315,354)			$40,597,701
CONVERTIBLE BONDS - 3.4%
Canada - 0.2%			326,973	0.2%
China - 0.3%			665,290	0.3%
France - 0.2%			397,819	0.2%
Israel - 0.0%			25,350	0.0%
Italy - 0.1%			126,907	0.1%
Luxembourg - 0.2%			471,895	0.2%
Singapore - 0.2%			519,118	0.2%
United Kingdom - 0.2%			450,000	0.2%
United States - 2.0%			4,310,478	2.0%
TOTAL CONVERTIBLE BONDS (Cost $7,335,077)			$7,293,830
MUNICIPAL BONDS - 3.3%			7,002,035	3.3%
TOTAL MUNICIPAL BONDS (Cost $6,752,553)			$7,002,035
TERM LOANS (C) - 9.1%
Canada - 0.0%			99,543	0.0%
France - 0.1%			157,887	0.1%
Germany - 0.0%			99,127	0.0%
Ireland - 0.1%			99,875	0.1%
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
TERM LOANS (continued)
Israel - 0.0%		98,712	0.0%
Luxembourg - 0.2%		403,784	0.2%
Netherlands - 0.3%		595,967	0.3%
Sweden - 0.2%		384,321	0.2%
United Kingdom - 0.1%		204,930	0.1%
United States - 8.1%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%) 4.750%, 04/09/2027	$694,421	$694,747	0.3%
OTHER SECURITIES		16,383,342	7.8%
		17,078,089
TOTAL TERM LOANS (Cost $19,006,182)		$19,222,235
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
Cayman Islands - 0.0%		99,652	0.0%
United States - 6.1%		12,902,136	6.1%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,593,961)		$13,001,788
ASSET BACKED SECURITIES - 4.4%
Cayman Islands - 2.2%		4,620,126	2.2%
United States - 2.2%		4,650,041	2.2%
TOTAL ASSET BACKED SECURITIES (Cost $9,265,106)		$9,270,167
COMMON STOCKS - 0.0%
Luxembourg - 0.0%		40,502	0.0%
TOTAL COMMON STOCKS (Cost $40,358)		$40,502
PREFERRED SECURITIES - 0.0%
United States - 0.0%		66,516	0.0%
TOTAL PREFERRED SECURITIES (Cost $64,958)		$66,516
EXCHANGE-TRADED FUNDS - 4.8%
United States - 4.8%
iShares JP Morgan USD Emerging Markets Bond ETF	86,500	9,433,690	4.5%
SPDR Bloomberg Convertible Securities ETF	7,600	630,496	0.3%
		10,064,186
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,332,632)		$10,064,186
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (D)	6,010,778	6,010,778	2.8%
TOTAL SHORT-TERM INVESTMENTS (Cost $6,010,778)		$6,010,778
Total Investments (Opportunistic Fixed Income Trust) (Cost $224,891,214) - 102.2%		$216,857,777	102.2%
Other assets and liabilities, net - (2.2)%		(4,741,671)	(2.2%)
TOTAL NET ASSETS - 100.0%		$212,116,106	100.0%
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
EUR	Euro
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
Opportunistic Fixed Income Trust (continued)
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,508,132 or 21.0% of the fund's net assets as of 12-31-21.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	11	Long	Mar 2022	$1,435,895	$1,435,156	$(739)
5-Year U.S. Treasury Note Futures	166	Long	Mar 2022	20,042,060	20,082,109	40,049
Euro SCHATZ Futures	1	Long	Mar 2022	127,695	127,546	(149)
U.K. Long Gilt Bond Futures	20	Long	Mar 2022	3,418,752	3,381,168	(37,584)
Ultra U.S. Treasury Bond Futures	6	Long	Mar 2022	1,159,351	1,182,750	23,399
Ultra U.S. Treasury Bond Futures	4	Long	Mar 2022	579,234	585,750	6,516
10-Year Australian Treasury Bond Futures	61	Short	Mar 2022	(6,197,436)	(6,206,059)	(8,623)
10-Year Canada Government Bond Futures	10	Short	Mar 2022	(1,135,364)	(1,127,475)	7,889
10-Year Mini Japan Government Bond Futures	1	Short	Mar 2022	(131,971)	(131,800)	171
2-Year U.S. Treasury Note Futures	40	Short	Mar 2022	(8,730,981)	(8,726,875)	4,106
Euro-BTP Italian Government Bond Futures	7	Short	Mar 2022	(1,185,453)	(1,171,596)	13,857
Euro-Buxl Futures	46	Short	Mar 2022	(11,281,429)	(10,827,177)	454,252
German Euro BOBL Futures	6	Short	Mar 2022	(915,530)	(910,162)	5,368
German Euro BUND Futures	68	Short	Mar 2022	(13,466,787)	(13,267,118)	199,669
U.S. Treasury Long Bond Futures	126	Short	Mar 2022	(20,053,592)	(20,215,122)	(161,530)
						$546,651

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,191,000	USD	1,557,790	MSI	1/31/2022	$36,394	—
BRL	28,261,000	USD	5,001,947	CITI	1/4/2022	71,841	—
BRL	3,000,000	USD	525,072	CITI	1/31/2022	10,128	—
CAD	675,000	USD	525,251	BARC	1/31/2022	8,353	—
CAD	1,659,000	USD	1,282,393	MSI	1/31/2022	29,086	—
CHF	2,754,000	USD	3,001,376	GSI	1/31/2022	23,093	—
CLP	2,727,958,000	USD	3,148,249	BOA	1/31/2022	41,882	—
COP	5,744,923,000	USD	1,432,649	MSI	1/31/2022	—	$(24,317)
EUR	2,781,000	USD	3,138,984	BARC	1/31/2022	28,894	—
EUR	698,000	USD	790,984	JPM	1/31/2022	4,119	—
EUR	213,000	USD	241,525	MSI	1/31/2022	1,106	—
GBP	4,392,000	USD	5,853,965	MSI	1/31/2022	90,485	—
HUF	248,375,000	USD	761,630	JPM	1/31/2022	1,953	—
IDR	46,731,000,000	USD	3,239,809	MSI	1/31/2022	44,111	—
INR	219,912,000	USD	2,884,584	MSI	1/31/2022	58,866	—
JPY	1,069,911,000	USD	9,418,123	BARC	1/31/2022	—	(115,203)
NOK	12,580,000	USD	1,398,899	BOA	1/31/2022	28,899	—
NZD	250,000	USD	168,147	BARC	1/28/2022	3,033	—
The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NZD	6,076,000	USD	4,082,221	MSI	1/28/2022	$78,115	—
PHP	162,300,000	USD	3,251,400	JPM	1/31/2022	—	$(96,760)
PLN	13,211,000	USD	3,224,899	BARC	1/31/2022	48,063	—
RUB	256,880,000	USD	3,452,874	BARC	1/31/2022	—	(37,523)
SEK	12,950,000	USD	1,420,230	JPM	1/31/2022	13,196	—
THB	39,960,000	USD	1,189,994	CITI	1/31/2022	6,027	—
TRY	19,147,000	USD	1,143,764	BARC	1/31/2022	268,953	—
USD	4,545,391	AUD	6,393,000	MSI	1/31/2022	—	(106,192)
USD	5,019,251	BRL	28,261,000	CITI	1/4/2022	—	(54,537)
USD	2,565,890	BRL	14,722,000	CITI	1/31/2022	—	(60,514)
USD	4,485,122	BRL	25,519,000	CITI	2/2/2022	—	(65,226)
USD	5,287,263	CAD	6,840,000	MSI	1/31/2022	—	(119,919)
USD	2,486,357	CLP	2,154,428,000	BOA	1/31/2022	—	(33,076)
USD	169,968	CLP	148,382,000	MSI	1/31/2022	—	(3,553)
USD	3,125,962	CZK	69,859,000	JPM	1/31/2022	—	(63,439)
USD	699,585	EUR	617,000	BOA	1/31/2022	—	(3,249)
USD	28,778,239	EUR	25,509,000	BARC	1/31/2022	—	(279,434)
USD	305,844	EUR	271,000	JPM	1/31/2022	—	(2,856)
USD	122,458	EUR	108,000	MSI	1/31/2022	—	(567)
USD	278,570	GBP	209,000	MSI	1/31/2022	—	(4,306)
USD	259,793	HKD	2,026,000	BOA	1/28/2022	—	(43)
USD	580,217	HUF	189,200,000	BARC	1/31/2022	—	(1,443)
USD	4,893,836	ILS	15,189,000	BARC	1/31/2022	7,767	—
USD	9,757,054	JPY	1,108,414,000	BARC	1/31/2022	119,349	—
USD	16,042,309	KRW	19,140,720,000	MSI	1/28/2022	—	(42,584)
USD	3,472,623	MXN	72,682,000	CITI	1/31/2022	—	(61,033)
USD	7,877,756	NOK	70,843,000	BOA	1/31/2022	—	(162,744)
USD	5,285,523	NZD	7,867,000	MSI	1/28/2022	—	(101,145)
USD	5,085,058	RUB	378,308,000	BARC	1/31/2022	55,261	—
USD	1,037,883	RUB	77,260,000	CITI	1/31/2022	10,672	—
USD	3,020,856	SEK	27,247,000	JPM	1/31/2022	4,905	—
USD	3,128,928	SGD	4,282,000	MSI	1/31/2022	—	(48,022)
USD	1,089,389	TRY	13,102,000	BARC	1/31/2022	122,688	—
USD	1,194,197	ZAR	18,650,000	GSI	1/31/2022	28,311	—
ZAR	26,720,000	USD	1,673,190	MSI	1/31/2022	—	(2,815)
						$1,245,550	$(1,490,500)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(3,512)	$6,435	$2,923
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	14,442	14,442
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(69,081)	74,392	5,311
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(38,590)	42,039	3,449
CITI	17,520,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.635%	Quarterly	Quarterly	Sep 2026	—	33,287	33,287
								$(111,183)	$170,595	$59,412
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(22,739)	(22,739)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(23,427)	(23,427)
Centrally cleared	2,935,000	CAD	CAD CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(21,680)	(21,680)
Centrally cleared	2,415,000	CAD	CAD CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(19,360)	(19,360)
Centrally cleared	7,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	11,273	11,273
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(19,933)	29,504	9,571
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	6,785	19,499	26,284
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	30,382	(148,317)	(117,935)
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,473)	(161,744)	(163,217)
Centrally cleared	30,950,000	MXN	MXN TIIE Banxico	Fixed 7.590%	Monthly	Monthly	Dec 2031	(3,876)	13,388	9,512
Centrally cleared	560,000	GBP	Fixed 0.590%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2051	1,552	46,485	48,037
The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	$(27,882)	$(43,577)	$(71,459)
Centrally cleared	290,000	GBP	Fixed 0.660%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2072	1,541	(738)	803
								$(12,904)	$(321,433)	$(334,337)
								$(124,087)	$(150,838)	$(274,925)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Mexico	365,000	USD	$365,000	1.000%	Quarterly	Dec 2026	$(347)	$(1,634)	$(1,981)
BARC	Government of Mexico	505,000	USD	505,000	1.000%	Quarterly	Dec 2026	(1,799)	(942)	(2,741)
BARC	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,302)	(2,964)	(5,266)
BARC	Republic of Indonesia	720,000	USD	720,000	1.000%	Quarterly	Dec 2026	(8,540)	(153)	(8,693)
BARC	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,739)	(3,646)	(5,385)
BARC	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,564)	(3,821)	(5,385)
BARC	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,541)	(3,770)	(5,311)
BARC	Republic of South Africa	765,000	USD	765,000	1.000%	Quarterly	Dec 2026	36,414	(671)	35,743
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(3,703)	(2,526)	(6,229)
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,544)	(4,685)	(6,229)
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,712)	(4,517)	(6,229)
CITI	Federative Republic of Brazil	20,000	USD	20,000	1.000%	Quarterly	Dec 2026	1,230	(1,276)	(46)
CITI	Federative Republic of Brazil	390,000	USD	390,000	1.000%	Quarterly	Dec 2026	24,859	(7,513)	17,346
CITI	Government of Mexico	2,205,000	USD	2,205,000	1.000%	Quarterly	Dec 2026	(3,156)	(14,388)	(17,544)
CITI	Government of Mexico	10,000	USD	10,000	1.000%	Quarterly	Dec 2026	64	(1,041)	(977)
CITI	Government of Mexico	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	2,331	(5,235)	(2,904)
CITI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(3,761)	(1,505)	(5,266)
CITI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(884)	(4,575)	(5,459)
CITI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(2,660)	(2,799)	(5,459)
CITI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,652)	(3,733)	(5,385)
CITI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(385)	(4,926)	(5,311)
CITI	Republic of Chile	725,000	USD	725,000	1.000%	Quarterly	Dec 2026	(8,177)	(4,368)	(12,545)
GSI	Government of Malaysia	3,980,000	USD	3,980,000	1.000%	Quarterly	Dec 2026	(76,093)	(38,678)	(114,771)
GSI	Republic of Indonesia	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2026	(17,195)	(17,109)	(34,304)
GSI	Republic of Indonesia	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(3,728)	(1,611)	(5,339)
GSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,343)	(2,923)	(5,266)
GSI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(2,006)	(3,379)	(5,385)
GSI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,921)	(3,464)	(5,385)
GSI	CMBX.NA.AAA.12	1,335,000	USD	1,335,000	0.500%	Monthly	Aug 2061	(7,230)	(1,781)	(9,011)
GSI	CMBX.NA.AAA.13	1,470,000	USD	1,470,000	0.500%	Monthly	Dec 2072	(5,981)	(956)	(6,937)
GSI	CMBX.NA.AAA.13	1,210,000	USD	1,210,000	0.500%	Monthly	Dec 2072	(4,703)	(1,007)	(5,710)
GSI	CMBX.NA.AAA.13	1,445,000	USD	1,445,000	0.500%	Monthly	Dec 2072	(5,341)	(896)	(6,237)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(196,156)	(73,986)	(270,142)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(207,627)	(76,832)	(284,459)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(46,688)	(4,865)	(51,553)
MSI	Federative Republic of Brazil	1,560,000	USD	1,560,000	1.000%	Quarterly	Dec 2026	74,672	(5,287)	69,385
MSI	Federative Republic of Brazil	785,000	USD	785,000	1.000%	Quarterly	Dec 2026	48,921	(14,006)	34,915
MSI	Federative Republic of Brazil	780,000	USD	780,000	1.000%	Quarterly	Dec 2026	51,220	(16,527)	34,693
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2026	24,700	(1,197)	23,503
MSI	Government of Mexico	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	432	(3,336)	(2,904)
MSI	Republic of Indonesia	5,000	USD	5,000	1.000%	Quarterly	Dec 2026	(50)	(23)	(73)
MSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,089)	(3,177)	(5,266)
MSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,726)	(2,540)	(5,266)
MSI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(2,563)	(2,896)	(5,459)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(684)	(4,627)	(5,311)
The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Republic of Peru	360,000	USD	$360,000	1.000%	Quarterly	Dec 2026	$(1,369)	$(3,942)	$(5,311)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,626)	(3,685)	(5,311)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,923)	(1,478)	(4,401)
MSI	Republic of Peru	540,000	USD	540,000	1.000%	Quarterly	Dec 2026	(5,151)	(1,451)	(6,602)
MSI	Republic of Chile	5,000	USD	5,000	1.000%	Quarterly	Dec 2026	(26)	(958)	(984)
MSI	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,486)	(3,743)	(6,229)
MSI	Republic of Chile	535,000	USD	535,000	1.000%	Quarterly	Dec 2026	(6,518)	(1,387)	(7,905)
MSI	CMBX.NA.AAA.12	1,280,000	USD	1,280,000	0.500%	Monthly	Aug 2061	(11,825)	3,167	(8,658)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	16,965	(4,806)	12,159
MSI	CMBX.NA.AAA.13	1,385,000	USD	1,385,000	0.500%	Monthly	Dec 2072	(7,564)	1,009	(6,555)
MSI	CMBX.NA.AAA.13	1,470,000	USD	1,470,000	0.500%	Monthly	Dec 2072	(4,471)	(2,466)	(6,937)
MSI	CMBX.NA.AAA.13	1,450,000	USD	1,450,000	0.500%	Monthly	Dec 2072	(4,834)	(1,344)	(6,178)
				$58,505,000				$(397,575)	$(382,875)	$(780,450)
Centrally cleared	CDX.NA.HY.37	665,000	USD	665,000	5.000%	Quarterly	Dec 2026	(62,072)	282	(61,790)
Centrally cleared	CDX.NA.IG.37	7,235,000	USD	7,235,000	1.000%	Quarterly	Dec 2026	(169,223)	(9,856)	(179,079)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2,005,000	EUR	2,265,815	5.000%	Quarterly	Dec 2026	(259,921)	(14,983)	(274,904)
Centrally cleared	iTraxx Europe Senior Financials Series 36 Version 1	7,480,000	EUR	8,610,561	1.000%	Quarterly	Dec 2026	(186,450)	(7,577)	(194,027)
Centrally cleared	iTraxx Europe Series 36 Version 1	6,210,000	EUR	7,039,540	1.000%	Quarterly	Dec 2026	(173,004)	(14,070)	(187,074)
Centrally cleared	iTraxx Europe Sub Financials Series 36 Version 1	5,760,000	EUR	6,639,762	1.000%	Quarterly	Dec 2026	24,460	(87)	24,373
				$32,455,678				$(826,210)	$(46,291)	$(872,501)
				$90,960,678				$(1,223,785)	$(429,166)	$(1,652,951)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.689%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,083	$966	$2,049
CITI	Republic of Panama	0.689%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,360	689	2,049
GSI	Republic of Panama	0.689%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,003	800	1,803
MSI	Republic of Panama	0.689%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,093	874	1,967
					$480,000				$4,539	$3,329	$7,868
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,450,000	Mar 2022	BARC	—	$(14,676)	$(14,676)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	20,855,000	Sep 2022	GSI	—	(173,850)	(173,850)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	165,000	Sep 2022	JPM	—	(1,290)	(1,290)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	730,000	Sep 2022	MSI	—	(529)	(529)
								—	$(190,345)	$(190,345)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	4,140,000	USD	$4,140,000	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	$222,314	$222,314
BOA	1,170,000	USD	1,170,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	409,371	409,371
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	20,140	20,140
JPM	1,860,000	GBP	2,467,475	UK RPI	Fixed 4.405%	At Maturity	At Maturity	Dec 2031	—	77,766	77,766
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(56,870)	724,096	667,226
			$10,887,475						$(56,870)	$1,453,687	$1,396,817
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
RPI	Retail Price Index
SONIA	Sterling Overnight Interbank Average Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.0%
U.S. Treasury Bonds - 9.9%
1.875%, 11/15/2051	$84,710,000	$84,034,967	1.1%
2.000%, 11/15/2041 to 08/15/2051	449,416,600	456,683,675	5.9%
2.500%, 02/15/2045	115,800,000	127,348,336	1.6%
3.000%, 02/15/2047	37,979,000	45,960,524	0.6%
3.125%, 11/15/2041	45,799,000	55,035,728	0.7%
		769,063,230
U.S. Treasury Notes - 2.9%
0.375%, 10/31/2023 to 08/15/2024	72,805,000	72,263,474	0.9%
0.500%, 11/30/2023	44,824,000	44,652,408	0.6%
0.625%, 10/15/2024	36,825,000	36,525,797	0.5%
1.250%, 11/30/2026	59,374,000	59,336,891	0.7%
OTHER SECURITIES		14,797,313	0.2%
		227,575,883
Federal Home Loan Mortgage Corp. - 3.5%
2.500%, 08/01/2050	61,984,465	63,788,263	0.8%
3.000%, 03/01/2043 to 12/01/2049	113,612,532	119,723,707	1.5%
3.500%, 04/01/2044 to 04/01/2047	67,777,083	72,989,329	1.0%
OTHER SECURITIES		18,090,991	0.2%
		274,592,290
Federal National Mortgage Association - 14.6%
2.000%, 09/01/2050 to 02/01/2051	83,160,788	83,249,496	1.1%
2.000%, TBA (A)	168,333,000	167,927,957	2.2%
2.500%, 09/01/2050 to 11/01/2051	93,337,702	95,873,625	1.2%
2.500%, TBA (A)	234,930,000	239,885,660	3.1%
3.000%, 01/01/2043 to 11/01/2049	144,239,963	151,921,503	1.9%
3.500%, 06/01/2042 to 09/01/2049	158,112,785	169,281,106	2.2%
4.000%, 09/01/2040 to 07/01/2049	162,662,066	177,321,082	2.3%
4.500%, 12/01/2040 to 05/01/2042	39,331,404	43,125,263	0.5%
OTHER SECURITIES		8,682,573	0.1%
		1,137,268,265
Government National Mortgage Association - 0.1%		3,172,583	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,386,854,616)		$2,411,672,251
FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Qatar - 0.3%		23,793,790	0.3%
Saudi Arabia - 0.2%		17,182,411	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,622,682)		$40,976,201
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS - 39.5%
Communication services - 3.6%
AT&T, Inc. 3.100%, 02/01/2043	$34,206,000	$33,253,037	0.4%
Charter Communications Operating LLC 5.750%, 04/01/2048	16,696,000	20,820,888	0.3%
Comcast Corp. 4.150%, 10/15/2028	20,678,000	23,474,312	0.3%
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	19,990,926	0.3%
Verizon Communications, Inc. 4.329%, 09/21/2028	17,379,000	19,741,763	0.2%
OTHER SECURITIES		166,620,573	2.1%
		283,901,499
Consumer discretionary - 3.3%
General Motors Financial Company, Inc. 3.600%, 06/21/2030	20,346,000	21,698,602	0.3%
OTHER SECURITIES		232,133,742	3.0%
		253,832,344
Consumer staples - 0.3%		25,267,822	0.3%
Energy - 3.0%
Energy Transfer LP 5.250%, 04/15/2029	17,785,000	20,370,939	0.3%
OTHER SECURITIES		213,036,181	2.7%
		233,407,120
Financials - 12.1%
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	19,162,500	0.2%
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	19,364,000	19,651,097	0.3%
Citigroup, Inc. 4.600%, 03/09/2026	17,394,000	19,182,998	0.2%
Lloyds Banking Group PLC 4.450%, 05/08/2025	19,070,000	20,714,546	0.3%
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,434,877	0.3%
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,906,000	24,183,015	0.3%
The Bank of New York Mellon Corp. 0.850%, 10/25/2024 (B)	27,732,000	27,497,689	0.4%
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	19,136,000	20,566,837	0.3%

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	$22,533,000	$22,694,824	0.3%
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,194,213	0.2%
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	22,240,000	24,297,200	0.3%
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,496,238	0.2%
OTHER SECURITIES		682,616,096	8.8%
		942,692,130
Health care - 2.4%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	35,680,023	0.5%
OTHER SECURITIES		149,658,575	1.9%
		185,338,598
Industrials - 5.2%		403,137,285	5.2%
Information technology - 4.7%
Broadcom, Inc. 4.750%, 04/15/2029	33,211,000	37,804,119	0.5%
Micron Technology, Inc. 4.185%, 02/15/2027	22,492,000	24,631,214	0.3%
Micron Technology, Inc. 5.327%, 02/06/2029	19,168,000	22,703,538	0.3%
OTHER SECURITIES		278,984,817	3.6%
		364,123,688
Materials - 0.8%
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (D)	21,491,000	22,634,111	0.3%
OTHER SECURITIES		39,168,057	0.5%
		61,802,168
Real estate - 2.6%
SBA Tower Trust 2.328%, 01/15/2028 (D)	21,448,000	21,891,114	0.3%
OTHER SECURITIES		184,564,558	2.3%
		206,455,672
Utilities - 1.5%
NiSource, Inc. 1.700%, 02/15/2031	27,237,000	25,428,636	0.3%
OTHER SECURITIES		92,844,511	1.2%
		118,273,147
TOTAL CORPORATE BONDS (Cost $2,977,567,658)		$3,078,231,473
MUNICIPAL BONDS - 1.8%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,276,180	0.2%
OTHER SECURITIES		122,952,471	1.6%
TOTAL MUNICIPAL BONDS (Cost $140,065,864)		$142,228,651
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.6%
Commercial and residential - 7.5%		584,187,596	7.5%
Select Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. - 0.1%		$3,763,615	0.1%
Government National Mortgage Association - 1.0%		78,969,090	1.0%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $718,927,469)		$666,920,301
ASSET BACKED SECURITIES - 17.5%
Ford Credit Auto Owner Trust Series 2018-1, Class A, 3.190%, 07/15/2031 (D)	$26,635,000	28,060,628	0.4%
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.560%, 11/25/2031 (D)	22,220,000	22,945,321	0.3%
Tricon American Homes Trust Series 2020-SFR1, Class A, 1.499%, 07/17/2038 (D)	20,174,243	19,824,006	0.3%
OTHER SECURITIES		1,294,371,683	16.5%
TOTAL ASSET BACKED SECURITIES (Cost $1,372,192,571)		$1,365,201,638
COMMON STOCKS - 0.0%
Utilities - 0.0%		1,299,766	0.0%
TOTAL COMMON STOCKS (Cost $1,291,500)		$1,299,766
PREFERRED SECURITIES - 0.1%
Utilities - 0.1%		8,771,928	0.1%
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$8,771,928
SHORT-TERM INVESTMENTS - 5.7%
Short-term funds - 0.1%
John Hancock Collateral Trust, 0.1697% (E)(F)	536,375	5,365,362	0.1%
Repurchase agreement - 5.6%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $438,341,000 on 1-3-22, collateralized by $326,960,900 U.S. Treasury Notes, 1.000% - 1.250% due 6-30-28 to 7-31-28 (valued at $320,525,196) and $100,000,000 U.S. Treasury Inflation Indexed Notes, 0.750% due 7-15-28 (valued at $126,582,659)	$438,341,000	438,341,000	5.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $443,707,842)		$443,706,362
Total Investments (Select Bond Trust) (Cost $8,083,848,490) - 104.7%		$8,159,008,571	104.7%
Other assets and liabilities, net - (4.7)%		(368,038,964)	(4.7%)
TOTAL NET ASSETS - 100.0%		$7,790,969,607	100.0%
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,420,172,775 or 31.1% of the fund's net assets as of 12-31-21.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 93.2%
U.S. Treasury Notes - 26.2%
0.125%, 05/15/2023	$3,000,000	$2,982,773	1.6%
0.250%, 04/15/2023	9,000,000	8,969,766	5.0%
0.625%, 07/31/2026	1,000,000	972,383	0.5%
0.875%, 06/30/2026	1,800,000	1,771,453	1.0%
1.125%, 10/31/2026	2,500,000	2,483,398	1.4%
2.000%, 05/31/2024	4,500,000	4,623,574	2.6%
2.125%, 03/31/2024	2,700,000	2,778,891	1.5%
2.625%, 06/30/2023	5,485,000	5,651,050	3.1%
2.750%, 07/31/2023	3,215,000	3,322,878	1.8%
2.875%, 11/30/2023	13,345,000	13,891,313	7.7%
		47,447,479
Federal Farm Credit Bank - 9.7%
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,686,457	5.4%
0.680%, 01/13/2027	6,000,000	5,809,871	3.2%
1.600%, 12/14/2026	2,000,000	1,997,964	1.1%
		17,494,292
Federal Home Loan Bank - 25.2%
0.625%, 11/27/2024	2,000,000	1,975,827	1.1%
0.650%, 02/26/2026	6,000,000	5,845,084	3.2%
0.700%, 01/28/2026	7,000,000	6,856,064	3.8%
0.850%, 10/28/2024	4,000,000	3,986,927	2.2%
0.900%, 02/26/2027	2,000,000	1,948,382	1.1%
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,924,332	2.2%
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,966,315	1.6%
1.200%, 12/27/2024	5,000,000	5,000,570	2.8%
1.375%, 02/17/2023	2,000,000	2,021,335	1.1%
1.500%, 08/15/2024	2,770,000	2,814,445	1.5%
1.610%, 12/30/2026	2,500,000	2,501,491	1.4%
2.875%, 09/13/2024	5,500,000	5,779,751	3.2%
		45,620,523
Federal Home Loan Mortgage Corp. - 13.9%
0.250%, 09/08/2023	2,000,000	1,986,424	1.1%
0.375%, 09/23/2025	3,060,000	2,977,128	1.6%
0.640%, 11/24/2025	2,000,000	1,954,901	1.1%
0.650%, 10/22/2025	2,000,000	1,956,028	1.1%
0.700%, 12/23/2025	2,000,000	1,958,582	1.1%
0.800%, 10/27/2026	2,000,000	1,948,398	1.1%
1.500%, 02/12/2025	6,000,000	6,086,653	3.4%
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
2.500%, 09/01/2034	$1,950,031	$2,019,656	1.1%
3.000%, 07/01/2030 to 12/01/2032	2,623,194	2,749,802	1.5%
3.500%, 04/01/2032	1,097,173	1,163,131	0.6%
OTHER SECURITIES		416,002	0.2%
		25,216,705
Federal National Mortgage Association - 18.2%
0.375%, 08/25/2025	5,000,000	4,863,321	2.7%
0.625%, 04/22/2025	4,000,000	3,944,735	2.2%
0.650%, 12/17/2025	2,000,000	1,959,494	1.1%
2.500%, 10/01/2027 to 09/01/2034	2,559,507	2,650,366	1.4%
2.875%, 09/12/2023	7,005,000	7,263,315	4.0%
3.000%, 03/01/2028 to 09/01/2034	7,088,147	7,429,301	4.1%
3.500%, 07/01/2031 to 06/01/2034	4,312,554	4,569,323	2.5%
OTHER SECURITIES		361,974	0.2%
		33,041,829
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,608,897)		$168,820,828
MUNICIPAL BONDS - 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,060,696	0.6%
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	1,027,410	0.6%
City of New York, GO 3.250%, 03/01/2024	1,000,000	1,047,743	0.6%
City of New York, GO 1.990%, 10/01/2026	1,000,000	1,020,555	0.5%
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,037,202	0.6%
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	1,008,798	0.5%
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,045,108	0.6%
State of California, GO 2.375%, 10/01/2026	1,000,000	1,044,634	0.6%
TOTAL MUNICIPAL BONDS (Cost $8,144,864)		$8,292,146
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
Federal Home Loan Mortgage Corp. - 0.2%		472,327	0.2%
Government National Mortgage Association - 0.7%		1,267,429	0.7%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,360,473)		$1,739,756

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 1.0%
Repurchase agreement - 1.0%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $1,793,000 on 1-3-22, collateralized by $1,847,500 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $1,828,881)	$1,793,000	$1,793,000	1.0%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,793,000)		$1,793,000
Total Investments (Short Term Government Income Trust) (Cost $181,907,234) - 99.7%		$180,645,730	99.7%
Other assets and liabilities, net - 0.3%		527,146	0.3%
TOTAL NET ASSETS - 100.0%		$181,172,876	100.0%
Security Abbreviations and Legend
GO	General Obligation
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.7%
U.S. Treasury Bonds - 3.3%
2.000%, 02/15/2050		$1,800,000	$1,828,336	0.4%
3.000%, 02/15/2049		5,975,000	7,345,982	1.6%
4.375%, 02/15/2038		3,135,000	4,319,932	1.0%
OTHER SECURITIES			1,133,989	0.3%
			14,628,239
U.S. Treasury Inflation Protected Securities - 0.1%			560,611	0.1%
U.S. Treasury Notes - 1.3%			5,986,148	1.3%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,167,171)			$21,174,998
FOREIGN GOVERNMENT OBLIGATIONS - 19.6%
Australia - 1.2%			5,310,761	1.2%
Austria - 0.2%			895,820	0.2%
Brazil - 0.7%
Federative Republic of Brazil 10.000% 01/01/2023 to 01/01/2025	BRL	16,460,000	2,911,631	0.7%
Canada - 2.6%
Province of Ontario 1.350%, 12/02/2030	CAD	6,465,000	4,847,715	1.1%
OTHER SECURITIES			6,913,267	1.5%
			11,760,982
China - 1.2%
People's Republic of China 1.990%, 04/09/2025	CNY	12,420,000	1,915,120	0.4%
People's Republic of China 2.880%, 11/05/2023		14,670,000	2,322,387	0.5%
OTHER SECURITIES			1,112,881	0.3%
			5,350,388
Colombia - 1.0%			4,466,797	1.0%
Greece - 0.7%			3,308,696	0.7%
India - 0.3%			1,103,773	0.3%
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia - 2.9%
Republic of Indonesia 6.500%, 06/15/2025	IDR	27,798,000,000	$2,053,776	0.5%
Republic of Indonesia 7.000%, 09/15/2030		23,300,000,000	1,693,654	0.4%
OTHER SECURITIES			9,151,100	2.0%
			12,898,530
Ireland - 0.3%			1,296,769	0.3%
Italy - 0.6%
Republic of Italy 1.850%, 07/01/2025 (A)	EUR	1,710,000	2,057,464	0.4%
OTHER SECURITIES			722,534	0.2%
			2,779,998
Japan - 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	3,920,847	0.9%
Malaysia - 1.1%			4,926,057	1.1%
Mexico - 1.3%
Government of Mexico 7.500%, 06/03/2027	MXN	44,140,000	2,161,417	0.5%
OTHER SECURITIES			3,785,230	0.8%
			5,946,647
New Zealand - 0.5%
Government of New Zealand 0.500%, 05/15/2024	NZD	3,080,000	2,038,639	0.4%
OTHER SECURITIES			330,711	0.1%
			2,369,350
Norway - 0.8%
Kingdom of Norway 2.000%, 05/24/2023 (A)	NOK	22,735,000	2,620,919	0.6%
OTHER SECURITIES			863,434	0.2%
			3,484,353
Philippines - 0.6%
Republic of the Philippines 0.875%, 05/17/2027	EUR	1,465,000	1,689,712	0.4%
OTHER SECURITIES			937,041	0.2%
			2,626,753
Portugal - 0.6%
Republic of Portugal 0.475%, 10/18/2030 (A)		1,905,000	2,200,165	0.5%
OTHER SECURITIES			515,657	0.1%
			2,715,822
Qatar - 0.3%			1,465,680	0.3%
Singapore - 0.4%			1,607,314	0.4%
Spain - 0.5%			2,040,167	0.5%
Sweden - 0.2%			1,096,083	0.2%
United Arab Emirates - 0.5%			2,242,782	0.5%
United Kingdom - 0.2%			1,085,192	0.2%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $90,358,213)			$87,611,192
CORPORATE BONDS - 53.0%
Communication services - 6.7%
News Corp. 3.875%, 05/15/2029 (A)		$1,685,000	1,701,850	0.4%
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		1,910,000	1,828,825	0.4%
OTHER SECURITIES			26,612,666	5.9%
			30,143,341

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Consumer discretionary - 5.0%
New Red Finance, Inc. 4.000%, 10/15/2030 (A)		$2,124,000	$2,086,830	0.5%
Yum! Brands, Inc. 3.625%, 03/15/2031		1,795,000	1,788,269	0.4%
Yum! Brands, Inc. 4.750%, 01/15/2030 (A)		1,773,000	1,919,273	0.4%
OTHER SECURITIES			16,693,550	3.7%
			22,487,922
Consumer staples - 3.4%
Kraft Heinz Foods Company 4.250%, 03/01/2031		1,525,000	1,734,108	0.4%
Kraft Heinz Foods Company 6.875%, 01/26/2039		1,220,000	1,793,072	0.4%
OTHER SECURITIES			11,885,431	2.6%
			15,412,611
Energy - 6.7%
Cenovus Energy, Inc. 6.750%, 11/15/2039		1,806,000	2,450,396	0.5%
Continental Resources, Inc. 5.750%, 01/15/2031 (A)		1,490,000	1,754,654	0.4%
EQT Corp. 3.625%, 05/15/2031 (A)(B)		2,235,000	2,318,813	0.5%
Ovintiv, Inc. 6.500% 08/15/2034 to 02/01/2038		1,270,000	1,639,866	0.4%
OTHER SECURITIES			21,988,436	4.9%
			30,152,165
Financials - 11.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,494,750	0.6%
MSCI, Inc. 3.625% 09/01/2030 to 11/01/2031 (A)		2,374,000	2,440,075	0.5%
Popular, Inc. 6.125%, 09/14/2023		1,625,000	1,729,488	0.4%
U.S. Bancorp 0.850%, 06/07/2024	EUR	2,560,000	2,975,781	0.7%
OTHER SECURITIES			40,984,064	9.1%
			50,624,158
Health care - 4.3%
Centene Corp. 3.000%, 10/15/2030		$1,795,000	1,824,635	0.4%
Centene Corp. 3.375%, 02/15/2030		1,765,000	1,797,458	0.4%
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,853,298	0.4%
HCA, Inc. 3.500%, 09/01/2030		$2,543,000	2,687,633	0.6%
HCA, Inc. 5.375%, 02/01/2025		1,490,000	1,637,510	0.4%
OTHER SECURITIES			9,318,046	2.1%
			19,118,580
Industrials - 4.9%
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		3,417,000	3,731,300	0.8%
The Boeing Company 5.150%, 05/01/2030		2,625,000	3,058,390	0.7%
OTHER SECURITIES			14,991,900	3.4%
			21,781,590
Information technology - 1.6%			7,090,486	1.6%
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Materials - 5.7%
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (A)	$4,700,000	$4,935,000	1.1%
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,905,000	2,394,756	0.5%
OTHER SECURITIES		18,360,079	4.1%
		25,689,835
Real estate - 1.3%
SBA Communications Corp. 3.875%, 02/15/2027	1,900,000	1,957,000	0.4%
OTHER SECURITIES		3,642,768	0.9%
		5,599,768
Utilities - 2.1%
FirstEnergy Corp. 7.375%, 11/15/2031	1,355,000	1,828,437	0.4%
OTHER SECURITIES		7,418,443	1.7%
		9,246,880
TOTAL CORPORATE BONDS (Cost $232,932,403)		$237,347,336
CONVERTIBLE BONDS - 2.4%
Communication services - 0.9%		3,809,887	0.9%
Consumer discretionary - 0.2%		1,047,366	0.2%
Energy - 0.2%		1,102,705	0.2%
Industrials - 1.1%
American Airlines Group, Inc. 6.500%, 07/01/2025	1,395,000	1,926,495	0.4%
OTHER SECURITIES		2,806,613	0.7%
		4,733,108
TOTAL CONVERTIBLE BONDS (Cost $10,366,681)		$10,693,066
CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%		600,933	0.1%
TOTAL CAPITAL PREFERRED SECURITIES (Cost $560,045)		$600,933
TERM LOANS (C) - 8.0%
Communication services - 0.9%		4,066,288	0.9%
Consumer discretionary - 2.4%		10,868,598	2.4%
Energy - 0.5%		2,054,652	0.5%
Financials - 0.2%		1,126,078	0.2%
Health care - 1.7%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 2.750%, 11/08/2027	1,950,113	1,947,675	0.4%
OTHER SECURITIES		5,616,164	1.3%
		7,563,839
Industrials - 1.8%		8,258,513	1.8%
Information technology - 0.2%		730,225	0.2%
Materials - 0.3%		1,384,445	0.3%
TOTAL TERM LOANS (Cost $36,113,565)		$36,052,638

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Commercial and residential - 0.6%		$2,859,035	0.6%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,692,529)		$2,859,035
ASSET BACKED SECURITIES - 1.0%		4,424,874	1.0%
TOTAL ASSET BACKED SECURITIES (Cost $4,289,245)		$4,424,874
COMMON STOCKS - 3.3%
Communication services - 0.0%		0	0.0%
Consumer discretionary - 0.3%		1,464,636	0.3%
Financials - 1.3%		5,939,438	1.3%
Industrials - 0.7%
The Boeing Company (D)	10,242	2,061,893	0.5%
OTHER SECURITIES		970,317	0.2%
		3,032,210
Real estate - 0.3%		1,205,229	0.3%
Utilities - 0.7%
Dominion Energy, Inc.	18,000	1,811,520	0.4%
OTHER SECURITIES		1,185,724	0.3%
		2,997,244
TOTAL COMMON STOCKS (Cost $15,383,630)		$14,638,757
PREFERRED SECURITIES - 3.9%
Communication services - 0.2%		1,126,127	0.2%
Financials - 0.7%		2,937,552	0.7%
Health care - 0.4%		1,822,918	0.4%
Industrials - 0.3%		1,135,576	0.3%
Information technology - 0.4%
Broadcom, Inc., 8.000%	840	1,743,328	0.4%
OTHER SECURITIES		275,448	0.0%
		2,018,776
Utilities - 1.9%
NextEra Energy, Inc., 4.872%	26,200	1,783,958	0.4%
NextEra Energy, Inc., 5.279%	28,350	1,631,259	0.4%
The Southern Company, 6.750%	33,300	1,789,875	0.4%
OTHER SECURITIES		3,270,345	0.7%
		8,475,437
TOTAL PREFERRED SECURITIES (Cost $15,394,616)		$17,516,386
PURCHASED OPTIONS - 0.0%
Puts - 0.0%		23,733	0.0%
TOTAL PURCHASED OPTIONS (Cost $140,760)		$23,733
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
SHORT-TERM INVESTMENTS - 4.2%
Short-term funds - 1.5%
John Hancock Collateral Trust, 0.1697% (E)(F)	690,164	$6,903,711	1.5%
Repurchase agreement - 2.7%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $11,988,000 on 1-3-22, collateralized by $12,352,300 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $12,227,814)	$11,988,000	11,988,000	2.7%
TOTAL SHORT-TERM INVESTMENTS (Cost $18,892,760)		$18,891,711
Total Investments (Strategic Income Opportunities Trust) (Cost $446,291,618) - 100.8%		$451,834,659	100.8%
Other assets and liabilities, net - (0.8)%		(3,720,607)	(0.8%)
TOTAL NET ASSETS - 100.0%		$448,114,052	100.0%
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,035,919 or 32.6% of the fund's net assets as of 12-31-21.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	15	Long	Mar 2022	$2,558,224	$2,510,578	$(47,646)
10-Year U.S. Treasury Note Futures	23	Short	Mar 2022	(2,971,286)	(3,000,781)	(29,495)
Euro-Buxl Futures	4	Short	Mar 2022	(987,485)	(941,494)	45,991
German Euro BUND Futures	24	Short	Mar 2022	(4,758,159)	(4,682,512)	75,647
U.S. Treasury Long Bond Futures	275	Short	Mar 2022	(43,655,137)	(44,120,313)	(465,176)
Ultra U.S. Treasury Bond Futures	7	Short	Mar 2022	(1,010,341)	(1,025,063)	(14,722)
						$(435,401)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,139,500	NZD	7,444,194	GSI	1/19/2022	$96,791	—
AUD	2,860,000	NZD	3,000,569	JPM	1/19/2022	26,097	—
AUD	1,426,500	NZD	1,499,100	MSCS	1/19/2022	11,313	—
AUD	1,735,605	USD	1,260,813	BARC	1/19/2022	1,977	—
AUD	1,735,605	USD	1,266,662	CITI	1/19/2022	—	$(3,872)
AUD	10,119,469	USD	7,448,810	GSI	1/19/2022	—	(86,094)
AUD	2,849,652	USD	2,112,067	JPM	1/19/2022	—	(38,719)
AUD	1,727,989	USD	1,269,441	UBS	1/19/2022	—	(12,192)
BRL	1,958,068	USD	343,460	CITI	1/19/2022	6,893	—
CAD	2,436,356	GBP	1,435,625	MSCS	1/19/2022	—	(17,107)
CAD	14,521,136	GBP	8,613,750	SSB	1/19/2022	—	(179,325)
CAD	2,538,833	NZD	2,858,750	UBS	1/19/2022	49,373	—
CAD	12,053,463	USD	9,623,550	BARC	1/19/2022	—	(94,870)
CAD	5,992,834	USD	4,851,519	CIBC	1/19/2022	—	(113,976)
CAD	5,392,769	USD	4,290,000	CITI	1/19/2022	—	(26,830)
CAD	4,136,818	USD	3,277,700	HUS	1/19/2022	—	(7,401)
CAD	7,144,617	USD	5,719,167	JPM	1/19/2022	—	(71,099)
CAD	1,139,561	USD	905,073	MSCS	1/19/2022	—	(4,211)
CAD	5,842,137	USD	4,698,599	RBC	1/19/2022	—	(80,188)
CAD	3,625,153	USD	2,874,167	SCB	1/19/2022	—	(8,357)
CAD	5,508,583	USD	4,311,250	SSB	1/19/2022	43,476	—
CAD	5,532,079	USD	4,307,917	UBS	1/19/2022	65,383	—
EUR	1,423,750	GBP	1,220,286	CIBC	1/19/2022	—	(30,246)
EUR	1,443,750	GBP	1,224,488	MSCS	1/19/2022	—	(13,157)
EUR	1,423,750	GBP	1,221,950	SCB	1/19/2022	—	(32,498)
EUR	1,443,750	GBP	1,237,667	SSB	1/19/2022	—	(30,994)
EUR	2,847,500	GBP	2,440,437	UBS	1/19/2022	—	(60,310)
EUR	166,674	USD	194,627	BMO	1/19/2022	—	(4,812)
EUR	3,057,526	USD	3,535,332	CIBC	1/19/2022	—	(53,304)
EUR	2,036,814	USD	2,362,602	GSI	1/19/2022	—	(43,000)
EUR	2,036,814	USD	2,370,045	HUS	1/19/2022	—	(50,442)
EUR	4,089,115	USD	4,803,410	MSCS	1/19/2022	—	(146,568)
EUR	4,893,766	USD	5,668,179	SSB	1/19/2022	—	(94,970)
EUR	2,029,599	USD	2,325,657	UBS	1/19/2022	—	(14,271)
GBP	4,215,625	CAD	7,067,676	CITI	1/19/2022	118,643	—
GBP	1,720,766	CAD	2,871,318	JPM	1/19/2022	59,195	—
GBP	1,390,000	CAD	2,337,815	RBC	1/19/2022	33,253	—
GBP	1,435,625	CAD	2,406,163	SSB	1/19/2022	40,975	—
GBP	1,226,892	EUR	1,433,750	BARC	1/19/2022	27,799	—
GBP	4,906,471	EUR	5,715,000	SSB	1/19/2022	132,488	—
GBP	3,095,789	EUR	3,609,038	UBS	1/19/2022	80,066	—
GBP	1,440,000	USD	1,924,547	BARC	1/19/2022	24,505	—
GBP	1,440,000	USD	1,924,276	HUS	1/19/2022	24,776	—
GBP	5,760,000	USD	7,773,857	SCB	1/19/2022	22,353	—
JPY	114,397,628	USD	1,039,582	ANZ	1/19/2022	—	(44,980)
JPY	321,107,729	USD	2,925,000	CIBC	1/19/2022	—	(133,208)
JPY	319,648,043	USD	2,846,667	HUS	1/19/2022	—	(67,566)
JPY	296,191,881	USD	2,670,831	SSB	1/19/2022	—	(95,664)
JPY	919,459,506	USD	8,244,183	UBS	1/19/2022	—	(250,170)
MXN	31,257,546	USD	1,437,500	GSI	1/19/2022	85,290	—
MXN	30,812,318	USD	1,437,500	HUS	1/19/2022	63,599	—
NZD	1,893,322	AUD	1,793,326	ANZ	1/19/2022	—	(8,246)
NZD	4,509,369	AUD	4,283,000	BARC	1/19/2022	—	(28,220)
NZD	7,937,621	AUD	7,499,326	CITI	1/19/2022	—	(20,698)
NZD	1,501,647	AUD	1,430,000	MSCS	1/19/2022	—	(12,116)
NZD	2,858,750	CAD	2,515,386	UBS	1/19/2022	—	(30,836)
NZD	4,303,983	USD	2,986,573	HUS	1/19/2022	—	(39,220)
NZD	941,767	USD	660,384	RBC	1/19/2022	—	(15,465)
NZD	1,883,533	USD	1,310,225	SSB	1/19/2022	—	(20,387)
NZD	445,000	USD	312,921	UBS	1/19/2022	—	(8,187)
SEK	14,752,875	EUR	1,433,125	RBC	1/19/2022	737	—
SGD	2,583,531	USD	1,907,129	CIBC	1/19/2022	9,827	—
SGD	7,723,085	USD	5,707,066	CITI	1/19/2022	23,394	—
SGD	3,849,919	USD	2,849,883	GSI	1/19/2022	6,722	—
SGD	2,582,329	USD	1,907,129	HUS	1/19/2022	8,936	—
SGD	5,170,389	USD	3,814,258	JPM	1/19/2022	22,124	—
SGD	2,586,296	USD	1,907,129	MSCS	1/19/2022	11,879	—
The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	1,183,052	USD	873,993	UBS	1/19/2022	$3,821	—
USD	3,331,489	AUD	4,595,377	BARC	1/19/2022	—	$(12,013)
USD	766,069	AUD	1,037,683	CIBC	1/19/2022	11,073	—
USD	2,230,381	AUD	3,032,734	CITI	1/19/2022	23,827	—
USD	1,081,689	AUD	1,434,167	GSI	1/19/2022	38,219	—
USD	766,308	AUD	1,034,203	HUS	1/19/2022	13,843	—
USD	4,331,635	AUD	5,872,528	MSCS	1/19/2022	58,905	—
USD	3,144,529	AUD	4,257,825	RBC	1/19/2022	46,624	—
USD	1,239,122	AUD	1,742,877	SSB	1/19/2022	—	(28,960)
USD	4,217,670	BRL	23,208,578	SSB	1/19/2022	65,001	—
USD	7,572,984	CAD	9,672,551	BARC	1/19/2022	—	(73,503)
USD	2,904,127	CAD	3,670,265	CIBC	1/19/2022	2,655	—
USD	4,486,909	CAD	5,624,784	CITI	1/19/2022	40,321	—
USD	3,273,817	CAD	4,164,448	GSI	1/19/2022	—	(18,323)
USD	2,861,818	CAD	3,604,806	HUS	1/19/2022	12,094	—
USD	3,235,900	CAD	4,067,922	MSCS	1/19/2022	20,066	—
USD	8,779,901	CAD	11,118,910	RBC	1/19/2022	—	(9,983)
USD	1,425,000	CAD	1,821,917	SCB	1/19/2022	—	(15,288)
USD	2,865,833	CAD	3,620,238	SSB	1/19/2022	3,909	—
USD	202,532	CAD	257,500	TD	1/19/2022	—	(1,030)
USD	8,581,136	CAD	10,746,963	UBS	1/19/2022	85,289	—
USD	9,346,775	EUR	8,129,131	BARC	1/19/2022	89,008	—
USD	2,384,575	EUR	2,030,462	CITI	1/19/2022	72,206	—
USD	11,618,273	EUR	9,970,785	GSI	1/19/2022	263,159	—
USD	6,969,321	EUR	6,109,649	HUS	1/19/2022	11,417	—
USD	1,194,408	EUR	1,019,797	JPM	1/19/2022	33,024	—
USD	1,188,251	EUR	1,015,231	MSCS	1/19/2022	32,066	—
USD	4,738,803	EUR	4,070,056	SSB	1/19/2022	103,667	—
USD	16,076,390	EUR	13,578,606	UBS	1/19/2022	612,558	—
USD	3,866,863	GBP	2,852,500	BARC	1/19/2022	5,980	—
USD	10,076,372	GBP	7,420,431	HUS	1/19/2022	32,753	—
USD	13,349,610	GBP	9,881,499	MSCS	1/19/2022	—	(25,084)
USD	6,015,368	GBP	4,430,170	SSB	1/19/2022	19,095	—
USD	2,168,390	GBP	1,609,444	UBS	1/19/2022	—	(10,007)
USD	5,137,431	JPY	562,557,448	CITI	1/19/2022	246,415	—
USD	2,853,333	JPY	325,124,493	GSI	1/19/2022	26,619	—
USD	3,835,628	JPY	432,615,739	HUS	1/19/2022	74,358	—
USD	1,426,667	JPY	162,579,652	RBC	1/19/2022	13,158	—
USD	2,853,704	JPY	324,511,984	SCB	1/19/2022	32,315	—
USD	5,517,649	JPY	611,122,588	SSB	1/19/2022	204,395	—
USD	1,519,540	MXN	32,897,779	CITI	1/19/2022	—	(83,158)
USD	1,437,500	MXN	31,560,388	JPM	1/19/2022	—	(100,044)
USD	1,329,597	MXN	28,658,886	MSCS	1/19/2022	—	(66,592)
USD	4,476,580	MXN	97,633,423	SSB	1/19/2022	—	(279,878)
USD	1,821,532	NOK	15,383,567	MSCS	1/19/2022	75,177	—
USD	4,007,370	NOK	34,018,068	UBS	1/19/2022	145,612	—
USD	734,932	NZD	1,091,572	ANZ	1/19/2022	—	(12,574)
USD	625,826	NZD	887,445	BARC	1/19/2022	18,107	—
USD	3,307,035	NZD	4,711,217	CITI	1/19/2022	80,809	—
USD	1,814,218	NZD	2,605,487	GSI	1/19/2022	29,989	—
USD	1,243,448	NZD	1,774,890	RBC	1/19/2022	28,009	—
USD	132,654	NZD	185,421	SSB	1/19/2022	5,678	—
USD	4,757,050	NZD	6,821,801	UBS	1/19/2022	85,503	—
USD	1,938,727	SGD	2,653,400	BARC	1/19/2022	—	(30,072)
USD	7,329,270	SGD	9,989,630	CITI	1/19/2022	—	(82,945)
USD	3,841,516	SGD	5,217,576	GSI	1/19/2022	—	(29,878)
USD	7,611,266	SGD	10,247,504	HUS	1/19/2022	7,711	—
USD	1,902,789	SGD	2,554,923	JPM	1/19/2022	7,060	—
USD	3,841,516	SGD	5,209,118	MSCS	1/19/2022	—	(23,602)
USD	1,999,579	SGD	2,729,478	SSB	1/19/2022	—	(25,669)
USD	5,744,306	SGD	7,768,844	UBS	1/19/2022	—	(20,107)
						$3,879,359	$(3,042,486)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.0%
U.S. Treasury Bonds - 9.8%
1.250%, 05/15/2050	$8,000,000	$6,793,438	0.9%
2.000%, 02/15/2050	3,000,000	3,047,227	0.4%
2.750%, 08/15/2047	3,000,000	3,491,016	0.5%
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,803,915	4.7%
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,329,522	0.8%
4.625%, 02/15/2040	5,000,000	7,181,445	1.0%
4.750%, 02/15/2041	2,000,000	2,942,422	0.4%
OTHER SECURITIES		8,505,011	1.1%
		73,093,996
U.S. Treasury Notes - 24.3%
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,963,438	2.1%
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,331,563	4.2%
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,728,516	1.2%
0.500%, 10/31/2027	12,000,000	11,419,687	1.5%
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,149,609	2.0%
0.750%, 12/31/2026	4,000,000	3,924,062	0.5%
0.875%, 09/30/2026	5,000,000	4,910,742	0.7%
1.250%, 08/31/2024 to 08/15/2031	10,000,000	9,934,179	1.4%
1.375%, 08/31/2026	5,000,000	5,029,102	0.7%
1.500%, 01/31/2027	5,000,000	5,055,273	0.7%
1.625%, 08/15/2029	8,000,000	8,115,938	1.1%
1.750%, 07/15/2022 to 12/31/2024	8,000,000	8,138,086	1.1%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.000%, 02/15/2022	$4,750,000	$4,760,764	0.6%
2.125%, 05/31/2026	3,000,000	3,116,016	0.4%
2.250%, 11/15/2027	20,595,000	21,622,336	2.9%
2.375%, 05/15/2029	5,000,000	5,329,102	0.7%
2.625%, 02/28/2023	3,000,000	3,074,180	0.4%
2.750%, 04/30/2023	3,500,000	3,602,266	0.5%
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,010,891	1.3%
OTHER SECURITIES		2,138,984	0.3%
		181,354,734
Federal Home Loan Bank - 0.3%		2,450,681	0.3%
Federal Home Loan Mortgage Corp. - 3.3%
2.500%, 04/01/2031 to 08/01/2050	4,815,883	4,932,223	0.7%
3.000%, 07/01/2032 to 08/01/2046	4,189,465	4,407,414	0.7%
3.500%, 12/01/2025 to 06/01/2048	3,181,826	3,387,569	0.4%
4.500%, 05/01/2024 to 11/01/2048	2,452,517	2,651,530	0.3%
OTHER SECURITIES		9,673,508	1.2%
		25,052,244
Federal National Mortgage Association - 18.8%
1.500%, TBA (A)	6,700,000	6,543,483	0.9%
2.000%, 02/01/2035 to 11/01/2050	14,240,758	14,341,693	2.0%
2.000%, TBA (A)	34,870,000	34,903,910	4.7%
2.500%, 05/01/2028 to 11/01/2050	13,101,148	13,414,001	1.9%

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
2.500%, TBA (A)	$15,630,000	$16,013,452	2.2%
3.000%, 01/01/2027 to 12/01/2049	11,099,479	11,651,646	1.6%
3.000%, TBA (A)	8,900,000	9,223,668	1.2%
3.500%, 12/01/2025 to 10/01/2049	10,395,735	11,082,899	1.6%
3.500%, TBA (A)	2,750,000	2,896,094	0.4%
4.000%, 03/01/2024 to 09/01/2049	8,916,046	9,551,372	1.1%
OTHER SECURITIES		10,891,680	1.2%
		140,513,898
Government National Mortgage Association - 6.5%
2.000%, TBA (A)	9,500,000	9,591,535	1.3%
2.500%, TBA (A)	10,000,000	10,250,346	1.4%
3.000%, 08/15/2043 to 08/20/2050	6,200,916	6,475,797	0.9%
3.000%, TBA (A)	5,000,000	5,179,126	0.7%
3.500%, 04/15/2042 to 04/20/2050	6,666,985	7,067,646	1.0%
3.500%, TBA (A)	2,800,000	2,911,607	0.4%
4.000%, 11/15/2026 to 08/20/2048	3,608,848	3,855,432	0.6%
OTHER SECURITIES		3,238,768	0.2%
		48,570,257
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $459,606,420)		$471,035,810
FOREIGN GOVERNMENT OBLIGATIONS - 1.0%
Brazil - 0.2%		1,706,705	0.2%
Canada - 0.2%		1,454,542	0.2%
Israel - 0.1%		491,305	0.1%
Italy - 0.0%		329,220	0.0%
Japan - 0.1%		828,343	0.1%
Mexico - 0.2%		1,155,534	0.2%
Panama - 0.1%		494,875	0.1%
Peru - 0.0%		340,628	0.0%
Turkey - 0.1%		734,635	0.1%
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,386,825)		$7,535,787
CORPORATE BONDS - 27.4%
Communication services - 2.6%		19,282,747	2.6%
Consumer discretionary - 1.6%		12,288,001	1.6%
Consumer staples - 1.6%		11,699,661	1.6%
Energy - 2.3%		17,096,524	2.3%
Financials - 6.7%		50,357,473	6.7%
Health care - 3.5%		26,267,590	3.5%
Industrials - 2.8%		21,138,292	2.8%
Information technology - 2.5%		18,508,840	2.5%
Materials - 0.9%		6,387,058	0.9%
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Real estate - 0.7%		$4,921,475	0.7%
Utilities - 2.2%		16,809,663	2.2%
TOTAL CORPORATE BONDS (Cost $186,475,558)		$204,757,324
MUNICIPAL BONDS - 0.6%		4,745,317	0.6%
TOTAL MUNICIPAL BONDS (Cost $3,686,860)		$4,745,317
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Commercial and residential - 2.1%
GS Mortgage Securities Trust Series 2016-GS4, Class A3, 3.178%, 11/10/2049	$3,000,000	3,120,799	0.4%
GS Mortgage Securities Trust Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,202,708	0.4%
OTHER SECURITIES		9,143,090	1.3%
		15,466,597
Federal Home Loan Mortgage Corp. - 0.3%		2,226,411	0.3%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,548,204)		$17,693,008
ASSET BACKED SECURITIES - 0.2%		1,982,943	0.2%
TOTAL ASSET BACKED SECURITIES (Cost $1,999,917)		$1,982,943
COMMON STOCKS - 0.0%
Energy - 0.0%		943	0.0%
TOTAL COMMON STOCKS (Cost $508)		$943
WARRANTS - 0.0%		1,163	0.0%
TOTAL WARRANTS (Cost $279)		$1,163
SHORT-TERM INVESTMENTS - 18.2%
Short-term funds - 18.2%
John Hancock Collateral Trust, 0.1697% (B)(C)	359,831	3,599,385	0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (B)	132,436,803	132,436,803	17.7%
		136,036,188
TOTAL SHORT-TERM INVESTMENTS (Cost $136,036,925)		$136,036,188
Total Investments (Total Bond Market Trust) (Cost $812,741,496) - 112.8%		$843,788,483	112.8%
Other assets and liabilities, net - (12.8)%		(96,023,425)	(12.8%)
TOTAL NET ASSETS - 100.0%		$747,765,058	100.0%
Security Abbreviations and Legend
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Ultra Short Term Bond Trust
	Shares or Principal Amount	Value	% of Net Assets
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
Federal Home Loan Mortgage Corp. - 0.4%		$894,643	0.4%
Federal National Mortgage Association - 0.5%		1,366,611	0.5%
Government National Mortgage Association - 0.1%		225,452	0.1%
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,500,153)		$2,486,706
CORPORATE BONDS - 53.9%
Communication services - 2.1%
AT&T, Inc. 3.000%, 06/30/2022	$3,200,000	3,224,386	1.3%
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,029,520	0.8%
		5,253,906
Consumer discretionary - 4.8%
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,066,253	1.3%
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (A)	3,000,000	3,084,082	1.3%
OTHER SECURITIES		5,566,999	2.2%
		11,717,334
Consumer staples - 1.2%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,818,446	1.2%
Energy - 2.6%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	3,142,516	1.3%
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,160,491	1.3%
		6,303,007
Financials - 27.5%
Athene Global Funding 0.950%, 01/08/2024 (A)	3,000,000	2,981,885	1.2%
Bank of America Corp. 4.000%, 04/01/2024	2,000,000	2,126,098	0.9%
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,012,485	0.8%
BNP Paribas SA 2.950%, 05/23/2022 (A)	2,000,000	2,019,365	0.8%
Brighthouse Financial Global Funding (SOFR + 0.760%) 0.809%, 04/12/2024 (A)(B)	2,000,000	2,009,599	0.8%
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,347,362	1.4%
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	3,036,019	1.2%
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,064,733	1.3%
Five Corners Funding Trust 4.419%, 11/15/2023 (A)	3,000,000	3,179,731	1.3%
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,013,074	0.8%
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	5,037,958	2.1%
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Financials (continued)
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (A)	$3,000,000	$3,001,786	1.2%
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	3,103,625	1.3%
NatWest Markets PLC 3.625%, 09/29/2022 (A)	5,000,000	5,111,496	2.1%
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,131,273	1.3%
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,125,729	1.3%
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,034,741	1.2%
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (A)	3,000,000	2,990,422	1.2%
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,149,874	1.3%
OTHER SECURITIES		10,023,240	4.0%
		67,500,495
Health care - 2.4%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,013,108	1.2%
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,975,001	1.2%
		5,988,109
Industrials - 2.7%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	2,062,796	0.9%
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,522,311	1.0%
IHS Markit, Ltd. 5.000%, 11/01/2022 (A)	2,000,000	2,057,000	0.8%
		6,642,107
Information technology - 4.6%
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,044,853	0.8%
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,860,970	1.2%
NXP BV 4.875%, 03/01/2024 (A)	3,000,000	3,222,618	1.3%
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,053,400	1.3%
		11,181,841
Materials - 2.4%
Georgia-Pacific LLC 0.625%, 05/15/2024 (A)	3,000,000	2,960,708	1.2%
Graphic Packaging International LLC 0.821%, 04/15/2024 (A)	3,000,000	2,952,311	1.2%
		5,913,019
Utilities - 3.6%
Alexander Funding Trust 1.841%, 11/15/2023 (A)	3,000,000	3,010,186	1.2%
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,034,875	0.9%

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value	% of Net Assets
CORPORATE BONDS (continued)
Utilities (continued)
OTHER SECURITIES		$3,744,967	1.5%
		8,790,028
TOTAL CORPORATE BONDS (Cost $132,015,282)		$132,108,292
MUNICIPAL BONDS - 0.8%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	$2,000,000	2,010,658	0.8%
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,010,658
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6%
Commercial and residential - 0.4%		1,017,695	0.4%
Federal National Mortgage Association - 0.2%		625,200	0.2%
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,640,445)		$1,642,895
ASSET BACKED SECURITIES - 17.8%
American Tower Trust Series 2013, Class 2A, 3.070%, 03/15/2048 (A)	2,500,000	2,502,049	1.0%
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C, 1.590%, 10/20/2025	3,000,000	3,019,276	1.2%
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A, 2.360%, 03/20/2026 (A)	3,000,000	3,066,551	1.2%
BA Credit Card Trust Series 2021-A1, Class A1, 0.440%, 09/15/2026	3,753,000	3,698,316	1.5%
Ford Credit Auto Lease Trust Series 2020-A, Class B, 2.050%, 06/15/2023	2,290,000	2,306,653	0.9%
Verizon Owner Trust Series 2020-B, Class A, 0.470%, 02/20/2025	3,000,000	2,991,976	1.2%
OTHER SECURITIES		26,011,395	10.8%
TOTAL ASSET BACKED SECURITIES (Cost $43,979,213)		$43,596,216
SHORT-TERM INVESTMENTS - 25.1%
U.S. Government - 24.5%
U.S. Treasury Bill, 0.045%, 02/24/2022 *	10,000,000	9,999,603	4.1%
U.S. Treasury Bill, 0.047%, 03/03/2022 *	13,000,000	12,998,988	5.3%
U.S. Treasury Bill, 0.051%, 01/27/2022 *	18,000,000	17,999,670	7.3%
U.S. Treasury Bill, 0.052%, 02/15/2022 *	19,000,000	18,999,376	7.8%
		59,997,637
Short-term funds - 0.6%		1,559,059	0.6%
TOTAL SHORT-TERM INVESTMENTS (Cost $61,555,474)		$61,556,696
Total Investments (Ultra Short Term Bond Trust) (Cost $243,690,567) - 99.2%		$243,401,463	99.2%
Other assets and liabilities, net - 0.8%		1,935,895	0.8%
TOTAL NET ASSETS - 100.0%		$245,337,358	100.0%
Ultra Short Term Bond Trust (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $58,227,817 or 23.7% of the fund's net assets as of 12-31-21.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Summary Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

The following portfolios had the following country composition as a percentage of net assets, unless otherwise indicated, on 12-31-21:
High Yield Trust
United States	82.3%
Cayman Islands	5.3%
Canada	3.5%
Luxembourg	1.4%
United Kingdom	1.1%
Netherlands	1.1%
Other countries	5.3%
TOTAL	100.0%
Investment Quality Bond Trust (as a percentage of total investments)
United States	88.6%
Cayman Islands	2.9%
Other countries	8.5%
TOTAL	100.0%
Strategic Income Opportunities Trust
United States	56.8%
Canada	6.3%
Indonesia	3.6%
Luxembourg	3.2%
United Kingdom	2.4%
Australia	2.3%
Mexico	2.1%
France	1.7%
Brazil	1.5%
Norway	1.4%
Other countries	18.7%
TOTAL	100.0%
Ultra Short Term Bond Trust
United States	87.9%
United Kingdom	3.8%
Netherlands	2.1%
Canada	2.1%
Guernsey, Channel Islands	1.3%
Switzerland	1.2%
Other countries	1.6%
TOTAL	100.0%

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Unaffiliated investments, at value (including securities loaned)	$789,090,193	$1,105,491,174	$202,099,872	$359,334,974
Affiliated investments, at value	3,651,934	2,532,319	5,725,696	64,565
Repurchase agreements, at value	15,533,000	—	—	2,900,000
Total investments, at value	808,275,127	1,108,023,493	207,825,568	362,299,539
Receivable for centrally cleared swaps	—	—	666,719	54,790
Unrealized appreciation on forward foreign currency contracts	—	—	6,355	—
Receivable for futures variation margin	—	—	13,552	—
Cash	24,716	—	—	52,509
Foreign currency, at value	—	—	105,990	2,092
Collateral held at broker for futures contracts	—	—	88,146	—
Cash collateral at broker for sale commitments	—	10,000	—	—
Collateral segregated at custodian for OTC derivative contracts	—	—	—	60,000
Dividends and interest receivable	4,735,888	3,518,649	2,948,729	1,568,845
Receivable for fund shares sold	3,394,126	168,081	2,403,629	4,761,536
Receivable for investments sold	—	1,765,141	534,574	305,903
Receivable for delayed delivery securities sold	—	70,921,998	—	17,753,910
Receivable for securities lending income	3,779	705	4,144	19
Other assets	17,951	23,967	6,998	8,333
Total assets	816,451,587	1,184,432,034	214,604,404	386,867,476
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	—	8,423	75,162
Written options, at value	—	—	—	87,340
Swap contracts, at value	—	—	—	376,593
Payable for futures variation margin	—	—	—	167,538
Due to custodian	—	—	15,919	—
Payable for collateral on OTC derivatives	—	—	—	68,955
Payable for investments purchased	692,929	15,542,840	14,572	411,862
Payable for delayed delivery securities purchased	84,247,772	166,782,216	—	114,597,937
Payable for fund shares repurchased	59,869	68,470	—	—
Payable upon return of securities loaned	3,642,199	2,539,280	5,730,932	62,330
Payable to affiliates
Accounting and legal services fees	16,031	22,150	4,579	5,887
Trustees' fees	—	13	—	—
Other liabilities and accrued expenses	129,366	161,971	49,962	95,246
Total liabilities	88,788,166	185,116,940	5,824,387	115,948,850
Net assets	$727,663,421	$999,315,094	$208,780,017	$270,918,626
Net assets consist of
Paid-in capital	$700,460,793	$1,001,814,998	$272,036,535	$261,619,222
Total distributable earnings (loss)	27,202,628	(2,499,904)	(63,256,518)	9,299,404
Net assets	$727,663,421	$999,315,094	$208,780,017	$270,918,626
Unaffiliated investments, including repurchase agreements, at cost	$783,042,012	$1,108,046,500	$208,823,680	$358,556,922
Affiliated investments, at cost	$3,652,499	$2,532,685	$5,726,394	$64,576
Foreign currency, at cost	—	—	$110,785	$2,275
Premiums received on written options	—	—	—	$179,120
Net unamortized upfront payment on OTC swaps	—	—	—	$(84,536)
Securities loaned, at value	$3,563,523	$2,246,485	$5,595,077	$61,001
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$33,848,535	$84,107,048	$64,037,478	$134,298,763
Shares outstanding	3,458,177	6,422,412	12,079,148	11,682,049
Net asset value, offering price and redemption price per share	$9.79	$13.10	$5.30	$11.50
Series II
Net assets	$144,373,787	$79,409,180	$48,427,392	$71,415,563
Shares outstanding	14,719,436	6,071,343	8,891,730	6,208,220
Net asset value, offering price and redemption price per share	$9.81	$13.08	$5.45	$11.50
Series NAV
Net assets	$549,441,099	$835,798,866	$96,315,147	$65,204,300
Shares outstanding	56,093,682	64,147,107	18,507,803	5,694,432
Net asset value, offering price and redemption price per share	$9.80	$13.03	$5.20	$11.45
The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Unaffiliated investments, at value (including securities loaned)	$1,903,220,312	$216,857,777	$7,715,302,209	$178,852,730
Affiliated investments, at value	—	—	5,365,362	—
Repurchase agreements, at value	103,151,000	—	438,341,000	1,793,000
Total investments, at value	2,006,371,312	216,857,777	8,159,008,571	180,645,730
Swap contracts, at value	—	1,691,841	—	—
Receivable for centrally cleared swaps	—	1,925,779	—	—
Unrealized appreciation on forward foreign currency contracts	—	1,245,550	—	—
Cash	605	—	158	905
Foreign currency, at value	—	482,990	—	—
Collateral held at broker for futures contracts	—	1,139,000	—	—
Collateral segregated at custodian for OTC derivative contracts	—	948,000	—	—
Dividends and interest receivable	639,757	1,501,793	39,500,486	571,368
Receivable for fund shares sold	—	637,985	17,289,202	—
Receivable for investments sold	—	1,255,958	1,322,981	—
Receivable for delayed delivery securities sold	—	2,285,770	—	—
Receivable for securities lending income	—	157	1,099	—
Receivable from affiliates	9,158	—	157	—
Other assets	46,993	7,477	176,788	7,096
Total assets	2,007,067,825	229,980,077	8,217,299,442	181,225,099
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	1,490,500	—	—
Swap contracts, at value	—	1,198,539	—	—
Payable for futures variation margin	—	55,576	—	—
Due to custodian	—	130,098	—	—
Payable for collateral on OTC derivatives	—	964,000	—	—
Payable for investments purchased	—	763,152	12,598,817	—
Payable for delayed delivery securities purchased	—	13,111,987	407,225,143	—
Payable for fund shares repurchased	12,657,713	—	—	4,546
Payable upon return of securities loaned	—	—	5,333,908	—
Payable to affiliates
Accounting and legal services fees	43,084	4,609	172,672	3,929
Trustees' fees	43	—	82	—
Other liabilities and accrued expenses	339,666	145,510	999,213	43,748
Total liabilities	13,040,506	17,863,971	426,329,835	52,223
Net assets	$1,994,027,319	$212,116,106	$7,790,969,607	$181,172,876
Net assets consist of
Paid-in capital	$1,993,975,375	$213,804,593	$7,633,261,103	$207,608,272
Total distributable earnings (loss)	51,944	(1,688,487)	157,708,504	(26,435,396)
Net assets	$1,994,027,319	$212,116,106	$7,790,969,607	$181,172,876
Unaffiliated investments, including repurchase agreements, at cost	$2,006,371,312	$224,891,214	$8,078,481,648	$181,907,234
Affiliated investments, at cost	—	—	$5,366,842	—
Foreign currency, at cost	—	$483,145	—	—
Net unamortized upfront payment on OTC swaps	—	$(561,089)	—	—
Collateral held at broker for centrally cleared swaps	—	$1,965,000	—	—
Securities loaned, at value	—	—	$5,215,619	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$1,522,100,360	$29,229,909	$176,883,914	$29,664,371
Shares outstanding	1,522,112,481	2,375,422	12,685,567	2,496,354
Net asset value, offering price and redemption price per share	$1.00	$12.31	$13.94	$11.88
Series II
Net assets	$79,228,267	$56,476,910	$414,608,891	$21,934,433
Shares outstanding	79,207,848	4,668,390	29,695,706	1,844,898
Net asset value, offering price and redemption price per share	$1.00	$12.10	$13.96	$11.89
Series NAV
Net assets	$392,698,692	$126,409,287	$7,199,476,802	$129,574,072
Shares outstanding	392,694,265	10,316,650	516,687,839	10,906,839
Net asset value, offering price and redemption price per share	$1.00	$12.25	$13.93	$11.88
The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Unaffiliated investments, at value (including securities loaned)	$432,942,948	$840,189,098	$243,401,463
Affiliated investments, at value	6,903,711	3,599,385	—
Repurchase agreements, at value	11,988,000	—	—
Total investments, at value	451,834,659	843,788,483	243,401,463
Unrealized appreciation on forward foreign currency contracts	3,879,359	—	—
Cash	66,445	—	—
Foreign currency, at value	533,984	—	—
Collateral held at broker for futures contracts	1,586,000	—	—
Collateral segregated at custodian for OTC derivative contracts	250,000	—	—
Dividends and interest receivable	3,911,901	3,447,051	1,130,435
Receivable for fund shares sold	441,492	2,995,027	865,334
Receivable for investments sold	1,792,735	—	—
Receivable for securities lending income	1,765	1,397	—
Receivable from affiliates	—	5,760	—
Other assets	12,360	18,349	8,964
Total assets	464,310,700	850,256,067	245,406,196
Liabilities
Unrealized depreciation on forward foreign currency contracts	3,042,486	—	—
Payable for futures variation margin	300,239	—	—
Payable for investments purchased	4,341,482	2,722	—
Payable for delayed delivery securities purchased	—	97,344,444	—
Payable for fund shares repurchased	1,466,093	1,433,023	—
Payable upon return of securities loaned	6,906,440	3,573,270	—
Payable to affiliates
Accounting and legal services fees	9,929	16,600	5,347
Trustees' fees	—	—	9
Other liabilities and accrued expenses	129,979	120,950	63,482
Total liabilities	16,196,648	102,491,009	68,838
Net assets	$448,114,052	$747,765,058	$245,337,358
Net assets consist of
Paid-in capital	$433,253,220	$723,065,587	$269,568,726
Total distributable earnings (loss)	14,860,832	24,699,471	(24,231,368)
Net assets	$448,114,052	$747,765,058	$245,337,358
Unaffiliated investments, including repurchase agreements, at cost	$439,386,858	$809,141,374	$243,690,567
Affiliated investments, at cost	$6,904,760	$3,600,122	—
Foreign currency, at cost	$540,721	—	—
Securities loaned, at value	$6,747,059	$3,500,543	—
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$301,343,729	$335,975,363	$10,748,719
Shares outstanding	21,412,143	32,159,650	960,254
Net asset value, offering price and redemption price per share	$14.07	$10.45	$11.19
Series II
Net assets	$50,722,092	$61,768,486	$196,881,823
Shares outstanding	3,594,211	5,904,388	17,589,177
Net asset value, offering price and redemption price per share	$14.11	$10.46	$11.19
Series NAV
Net assets	$96,048,231	$350,021,209	$37,706,816
Shares outstanding	6,847,007	33,516,331	3,367,458
Net asset value, offering price and redemption price per share	$14.03	$10.44	$11.20
The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Active Bond Trust	Core Bond Trust	High Yield Trust	Investment Quality Bond Trust
Interest	$22,103,882	$15,107,317	$11,560,885	$6,968,798
Dividends from unaffiliated investments	95,510	—	241,874	—
Securities lending	21,507	11,690	38,121	4,678
Less foreign taxes withheld	(590)	—	(2,001)	—
Total investment income	22,220,309	15,119,007	11,838,879	6,973,476
Expenses
Investment management fees	4,394,265	5,859,918	1,424,757	1,611,924
Distribution and service fees	388,426	246,832	154,196	257,352
Accounting and legal services fees	93,526	131,260	26,200	34,458
Trustees' fees	12,747	17,904	3,600	4,708
Custodian fees	112,656	128,894	37,769	79,287
Printing and postage	28,994	30,019	18,223	19,938
Professional fees	53,390	88,552	60,543	88,836
Other	47,123	57,380	17,442	21,701
Total expenses	5,131,127	6,560,759	1,742,730	2,118,204
Less expense reductions	(65,776)	(92,073)	(18,298)	(24,137)
Net expenses	5,065,351	6,468,686	1,724,432	2,094,067
Net investment income	17,154,958	8,650,321	10,114,447	4,879,409
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,824,933	2,631,094	4,216,332	1,969,242
Affiliated investments	(675)	(626)	(1,569)	(211)
Capital gain distributions received from affiliated investments	741	587	941	34
Futures contracts	—	—	(246,385)	1,248,516
Forward foreign currency contracts	—	—	(14,033)	843,082
Swap contracts	—	—	104,442	709,720
	5,824,999	2,631,055	4,059,728	4,770,383
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(27,279,833)	(31,928,034)	(2,636,427)	(12,533,490)
Affiliated investments	(367)	(156)	(490)	109
Futures contracts	—	—	(11,951)	(430,211)
Forward foreign currency contracts	—	—	(14,942)	(14,530)
Written options	—	—	—	91,780
Swap contracts	—	—	(48,334)	(279,840)
	(27,280,200)	(31,928,190)	(2,712,144)	(13,166,182)
Net realized and unrealized gain (loss)	(21,455,201)	(29,297,135)	1,347,584	(8,395,799)
Increase (decrease) in net assets from operations	$(4,300,243)	$(20,646,814)	$11,462,031	$(3,516,390)
The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Money Market Trust	Opportunistic Fixed Income Trust	Select Bond Trust	Short Term Government Income Trust
Interest	$1,571,068	$7,359,943	$201,498,879	$3,242,929
Dividends from unaffiliated investments	—	381,282	525,459	—
Securities lending	—	786	15,820	1,443
Less foreign taxes withheld	—	(107,546)	(4,285)	—
Total investment income	1,571,068	7,634,465	202,035,873	3,244,372
Expenses
Investment management fees	7,656,418	1,335,326	44,840,926	1,066,032
Distribution and service fees	1,041,619	159,092	1,134,219	77,077
Accounting and legal services fees	269,043	26,448	1,018,587	23,828
Trustees' fees	34,922	3,610	136,322	3,361
Custodian fees	298,505	118,566	858,288	33,258
Printing and postage	67,224	18,687	147,332	17,915
Professional fees	83,046	106,991	196,037	60,326
Other	58,728	27,458	258,993	17,738
Total expenses	9,509,505	1,796,178	48,590,704	1,299,535
Less expense reductions	(8,014,468)	(59,557)	(2,356,413)	(16,782)
Net expenses	1,495,037	1,736,621	46,234,291	1,282,753
Net investment income	76,031	5,897,844	155,801,582	1,961,619
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,082	2,693,175	79,199,020	533,653
Affiliated investments	—	(85)	(6,906)	—
Capital gain distributions received from affiliated investments	—	19	949	—
Futures contracts	—	(1,438,008)	—	—
Forward foreign currency contracts	—	3,210,464	—	—
Swap contracts	—	818,134	—	—
	2,082	5,283,699	79,193,063	533,653
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	—	(15,991,374)	(323,798,210)	(5,383,710)
Affiliated investments	—	5	(220)	—
Futures contracts	—	620,662	—	—
Forward foreign currency contracts	—	(197,746)	—	—
Swap contracts	—	(1,140)	—	—
	—	(15,569,593)	(323,798,430)	(5,383,710)
Net realized and unrealized gain (loss)	2,082	(10,285,894)	(244,605,367)	(4,850,057)
Increase (decrease) in net assets from operations	$78,113	$(4,388,050)	$(88,803,785)	$(2,888,438)
The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Strategic Income Opportunities Trust	Total Bond Market Trust	Ultra Short Term Bond Trust
Interest	$13,944,626	$14,181,091	$2,655,790
Dividends from unaffiliated investments	1,241,086	—	—
Securities lending	7,951	10,810	8,476
Less foreign taxes withheld	(134,208)	—	—
Total investment income	15,059,455	14,191,901	2,664,266
Expenses
Investment management fees	2,903,157	3,553,729	1,547,285
Distribution and service fees	268,459	352,445	591,118
Accounting and legal services fees	58,328	96,372	35,737
Trustees' fees	7,967	13,110	5,058
Custodian fees	117,293	101,746	49,251
Printing and postage	22,137	31,956	20,623
Professional fees	90,377	68,857	65,156
Other	31,796	44,276	20,246
Total expenses	3,499,514	4,262,491	2,334,474
Less expense reductions	(40,859)	(2,010,310)	(194,817)
Net expenses	3,458,655	2,252,181	2,139,657
Net investment income	11,600,800	11,939,720	524,609
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	10,362,049	613,626	145,173
Affiliated investments	(1,504)	(653)	(1,312)
Capital gain distributions received from affiliated investments	1,321	689	—
Futures contracts	407,922	—	—
Forward foreign currency contracts	1,576,405	—	—
Written options	656,881	—	—
	13,003,074	613,662	143,861
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(20,845,414)	(27,800,129)	(2,268,852)
Affiliated investments	(835)	(507)	—
Futures contracts	(575,952)	—	—
Forward foreign currency contracts	726,223	—	—
Written options	117,047	—	—
	(20,578,931)	(27,800,636)	(2,268,852)
Net realized and unrealized gain (loss)	(7,575,857)	(27,186,974)	(2,124,991)
Increase (decrease) in net assets from operations	$4,024,943	$(15,247,254)	$(1,600,382)
The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Active Bond Trust		Core Bond Trust		High Yield Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$17,154,958	$18,813,771	$8,650,321	$14,670,631	$10,114,447	$10,155,187
Net realized gain (loss)	5,824,999	16,158,179	2,631,055	53,171,903	4,059,728	(3,031,540)
Change in net unrealized appreciation (depreciation)	(27,280,200)	26,070,803	(31,928,190)	14,550,900	(2,712,144)	3,195,230
Increase (decrease) in net assets resulting from operations	(4,300,243)	61,042,753	(20,646,814)	82,393,434	11,462,031	10,318,877
Distributions to shareholders
From earnings
Series I	(1,630,925)	(1,058,278)	(5,234,036)	(2,137,004)	(3,205,581)	(3,851,839)
Series II	(6,657,686)	(3,994,890)	(4,712,777)	(1,780,118)	(2,281,261)	(2,622,957)
Series NAV	(26,431,140)	(16,637,458)	(51,607,322)	(20,093,057)	(4,767,578)	(5,066,715)
Total distributions	(34,719,751)	(21,690,626)	(61,554,135)	(24,010,179)	(10,254,420)	(11,541,511)
From portfolio share transactions
Portfolio share transactions	15,207,846	(12,099,874)	36,638,933	(103,337,742)	10,925,148	(8,637,096)
Total increase (decrease)	(23,812,148)	27,252,253	(45,562,016)	(44,954,487)	12,132,759	(9,859,730)
Net assets
Beginning of year	751,475,569	724,223,316	1,044,877,110	1,089,831,597	196,647,258	206,506,988
End of year	$727,663,421	$751,475,569	$999,315,094	$1,044,877,110	$208,780,017	$196,647,258
	Investment Quality Bond Trust		Money Market Trust		Opportunistic Fixed Income Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$4,879,409	$5,335,105	$76,031	$6,248,184	$5,897,844	$4,225,763
Net realized gain (loss)	4,770,383	5,573,094	2,082	24,370	5,283,699	15,829,213
Change in net unrealized appreciation (depreciation)	(13,166,182)	11,154,675	—	—	(15,569,593)	3,083,291
Increase (decrease) in net assets resulting from operations	(3,516,390)	22,062,874	78,113	6,272,554	(4,388,050)	23,138,267
Distributions to shareholders
From earnings
Series I	(5,724,212)	(3,163,148)	(58,160)	(4,603,716)	(2,001,393)	(1,186,256)
Series II	(2,948,815)	(1,625,848)	(3,156)	(280,622)	(3,666,833)	(2,097,869)
Series NAV	(2,675,825)	(1,081,930)	(14,715)	(1,363,845)	(8,243,546)	(3,929,619)
Total distributions	(11,348,852)	(5,870,926)	(76,031)	(6,248,183)	(13,911,772)	(7,213,744)
From portfolio share transactions
Portfolio share transactions	19,635,010	(6,736,992)	(408,164,051)	472,254,153	32,921,594	(16,255,271)
Total increase (decrease)	4,769,768	9,454,956	(408,161,969)	472,278,524	14,621,772	(330,748)
Net assets
Beginning of year	266,148,858	256,693,902	2,402,189,288	1,929,910,764	197,494,334	197,825,082
End of year	$270,918,626	$266,148,858	$1,994,027,319	$2,402,189,288	$212,116,106	$197,494,334
The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Select Bond Trust		Short Term Government Income Trust		Strategic Income Opportunities Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$155,801,582	$180,753,914	$1,961,619	$2,504,951	$11,600,800	$11,272,920
Net realized gain (loss)	79,193,063	275,679,040	533,653	1,008,203	13,003,074	4,583,320
Change in net unrealized appreciation (depreciation)	(323,798,430)	177,690,579	(5,383,710)	2,917,176	(20,578,931)	18,644,594
Increase (decrease) in net assets resulting from operations	(88,803,785)	634,123,533	(2,888,438)	6,430,330	4,024,943	34,500,834
Distributions to shareholders
From earnings
Series I	(5,702,710)	(5,078,662)	(535,512)	(586,755)	(10,390,453)	(5,373,280)
Series II	(12,750,132)	(11,829,321)	(334,629)	(459,125)	(1,515,124)	(509,859)
Series NAV	(241,565,674)	(211,716,697)	(2,331,807)	(2,286,164)	(3,210,797)	(1,399,714)
Total distributions	(260,018,516)	(228,624,680)	(3,201,948)	(3,332,044)	(15,116,374)	(7,282,853)
From portfolio share transactions
Portfolio share transactions	312,346,341	(879,797,390)	(6,664,587)	12,592,605	1,854,214	(46,338,927)
Total increase (decrease)	(36,475,960)	(474,298,537)	(12,754,973)	15,690,891	(9,237,217)	(19,120,946)
Net assets
Beginning of year	7,827,445,567	8,301,744,104	193,927,849	178,236,958	457,351,269	476,472,215
End of year	$7,790,969,607	$7,827,445,567	$181,172,876	$193,927,849	$448,114,052	$457,351,269
	Total Bond Market Trust		Ultra Short Term Bond Trust
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$11,939,720	$14,320,136	$524,609	$3,098,210
Net realized gain (loss)	613,662	2,669,029	143,861	587,737
Change in net unrealized appreciation (depreciation)	(27,800,636)	31,529,798	(2,268,852)	408,486
Increase (decrease) in net assets resulting from operations	(15,247,254)	48,518,963	(1,600,382)	4,094,433
Distributions to shareholders
From earnings
Series I	(7,764,202)	(9,152,472)	(205,924)	(251,265)
Series II	(1,327,106)	(1,636,397)	(3,502,373)	(4,521,502)
Series NAV	(8,048,642)	(7,042,157)	(723,115)	(669,716)
Total distributions	(17,139,950)	(17,831,026)	(4,431,412)	(5,442,483)
From portfolio share transactions
Portfolio share transactions	(18,229,344)	128,642,451	(52,880,881)	28,949,288
Total increase (decrease)	(50,616,548)	159,330,388	(58,912,675)	27,601,238
Net assets
Beginning of year	798,381,606	639,051,218	304,250,033	276,648,795
End of year	$747,765,058	$798,381,606	$245,337,358	$304,250,033
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Trust
Series I
12-31-2021	10.34	0.24	(0.30)	(0.06)	(0.33)	(0.16)	(0.49)	9.79	(0.57)	0.70	0.69	2.35	34	95
12-31-2020	9.79	0.26	0.60	0.86	(0.31)	—	(0.31)	10.34	8.79	0.70	0.70	2.56	36	98
12-31-2019	9.21	0.29	0.56	0.85	(0.27)	—	(0.27)	9.79	9.25	0.70	0.70	2.96	37	88
12-31-2018	9.57	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.21	(0.60)	0.70	0.70	3.18	35	63
12-31-2017	9.45	0.29	0.17	0.46	(0.34)	—	(0.34)	9.57	4.84	0.70	0.69	3.01	38	86
Series II
12-31-2021	10.36	0.22	(0.30)	(0.08)	(0.31)	(0.16)	(0.47)	9.81	(0.77)	0.90	0.89	2.15	144	95
12-31-2020	9.81	0.24	0.60	0.84	(0.29)	—	(0.29)	10.36	8.57	0.90	0.90	2.36	156	98
12-31-2019	9.23	0.27	0.56	0.83	(0.25)	—	(0.25)	9.81	9.03	0.90	0.90	2.76	145	88
12-31-2018	9.59	0.28	(0.36)	(0.08)	(0.28)	—	(0.28)	9.23	(0.80)	0.90	0.90	2.98	141	63
12-31-2017	9.47	0.28	0.16	0.44	(0.32)	—	(0.32)	9.59	4.63	0.90	0.89	2.81	167	86
Series NAV
12-31-2021	10.34	0.24	(0.28)	(0.04)	(0.34)	(0.16)	(0.50)	9.80	(0.42)	0.65	0.64	2.40	549	95
12-31-2020	9.80	0.27	0.58	0.85	(0.31)	—	(0.31)	10.34	8.73	0.65	0.65	2.61	560	98
12-31-2019	9.22	0.29	0.57	0.86	(0.28)	—	(0.28)	9.80	9.30	0.65	0.65	3.01	542	88
12-31-2018	9.58	0.30	(0.36)	(0.06)	(0.30)	—	(0.30)	9.22	(0.55)	0.65	0.65	3.24	502	63
12-31-2017	9.46	0.30	0.16	0.46	(0.34)	—	(0.34)	9.58	4.89	0.65	0.64	3.06	535	86
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Core Bond Trust
Series I
12-31-2021	14.23	0.11	(0.39)	(0.28)	(0.26)	(0.59)	(0.85)	13.10	(1.96)	0.67	0.66	0.82	84	269
12-31-2020	13.41	0.20	0.95	1.15	(0.33)	—	(0.33)	14.23	8.62	0.67	0.66	1.40	93	354
12-31-2019	12.68	0.32	0.74	1.06	(0.33)	—	(0.33)	13.41	8.32	0.67	0.66	2.42	92	446
12-31-2018	13.08	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.68	(0.59)	0.68	0.67	2.39	93	336
12-31-2017	13.09	0.24	0.20	0.44	(0.28)	(0.17)	(0.45)	13.08	3.40	0.67	0.67	1.83	108	332
Series II
12-31-2021	14.22	0.09	(0.41)	(0.32)	(0.23)	(0.59)	(0.82)	13.08	(2.23)	0.87	0.86	0.62	79	269
12-31-2020	13.39	0.17	0.97	1.14	(0.31)	—	(0.31)	14.22	8.50	0.87	0.86	1.20	85	354
12-31-2019	12.67	0.29	0.73	1.02	(0.30)	—	(0.30)	13.39	8.04	0.87	0.86	2.23	81	446
12-31-2018	13.07	0.28	(0.39)	(0.11)	(0.29)	—	(0.29)	12.67	(0.79)	0.88	0.87	2.18	82	336
12-31-2017	13.08	0.22	0.20	0.42	(0.26)	(0.17)	(0.43)	13.07	3.21	0.87	0.87	1.63	101	332
Series NAV
12-31-2021	14.17	0.12	(0.41)	(0.29)	(0.26)	(0.59)	(0.85)	13.03	(1.99)	0.62	0.61	0.87	836	269
12-31-2020	13.34	0.20	0.97	1.17	(0.34)	—	(0.34)	14.17	8.80	0.62	0.61	1.46	867	354
12-31-2019	12.62	0.33	0.72	1.05	(0.33)	—	(0.33)	13.34	8.34	0.62	0.61	2.47	918	446
12-31-2018	13.02	0.31	(0.39)	(0.08)	(0.32)	—	(0.32)	12.62	(0.54)	0.63	0.62	2.44	889	336
12-31-2017	13.03	0.25	0.20	0.45	(0.29)	(0.17)	(0.46)	13.02	3.47	0.62	0.62	1.88	1,037	332
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Trust
Series I
12-31-2021	5.27	0.27	0.04	0.31	(0.28)	—	(0.28)	5.30	5.82	0.83	0.82	4.99	64	76
12-31-2020	5.31	0.28	0.01	0.29	(0.33)	—	(0.33)	5.27	5.81	0.85	0.85	5.47	65	96
12-31-2019	4.84	0.30	0.46	0.76	(0.29)	—	(0.29)	5.31	15.66	0.80[3]	0.79[3]	5.62	68	57
12-31-2018	5.32	0.31	(0.47)	(0.16)	(0.32)	—	(0.32)	4.84	(3.01)	0.83	0.82	5.89	67	54
12-31-2017	5.23	0.30	0.09	0.39	(0.30)	—	(0.30)	5.32	7.50	0.85	0.84	5.62	81	61
Series II
12-31-2021	5.41	0.27	0.03	0.30	(0.26)	—	(0.26)	5.45	5.67	1.03	1.02	4.79	48	76
12-31-2020	5.44	0.28	0.01	0.29	(0.32)	—	(0.32)	5.41	5.67	1.05	1.05	5.27	47	96
12-31-2019	4.96	0.29	0.47	0.76	(0.28)	—	(0.28)	5.44	15.50	1.00[3]	0.99[3]	5.42	52	57
12-31-2018	5.43	0.31	(0.47)	(0.16)	(0.31)	—	(0.31)	4.96	(3.15)	1.03	1.02	5.69	50	54
12-31-2017	5.34	0.30	0.08	0.38	(0.29)	—	(0.29)	5.43	7.13	1.05	1.04	5.42	62	61
Series NAV
12-31-2021	5.18	0.27	0.03	0.30	(0.28)	—	(0.28)	5.20	5.78	0.78	0.77	5.05	96	76
12-31-2020	5.23	0.28	—[4]	0.28	(0.33)	—	(0.33)	5.18	5.77	0.80	0.80	5.52	84	96
12-31-2019	4.77	0.29	0.46	0.75	(0.29)	—	(0.29)	5.23	15.99	0.75[3]	0.74[3]	5.66	86	57
12-31-2018	5.24	0.31	(0.46)	(0.15)	(0.32)	—	(0.32)	4.77	(3.02)	0.78	0.77	5.94	80	54
12-31-2017	5.16	0.30	0.08	0.38	(0.30)	—	(0.30)	5.24	7.46	0.80	0.79	5.67	88	61
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes reimbursement of legal fees of 0.05%. 4. Less than $0.005 per share.
Investment Quality Bond Trust
Series I
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
Series II
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
Series NAV
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Money Market Trust
Series I
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	—[3]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	—[3]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	—[3]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	—[3]	0.006	(0.006)	—[3]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
Series II
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	—[3]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	—[3]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	—[3]	0.004	(0.004)	—[3]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
Series NAV
12-31-2021	1.00	—[3]	—[3]	—[3]	—[3]	—	—[3]	1.00	0.00[4]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	—[3]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	—[3]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	—[3]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	—[3]	0.006	(0.006)	—[3]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.0005 per share. 4. Less than 0.005%.
Opportunistic Fixed Income Trust
Series I
12-31-2021	13.47	0.38	(0.66)	(0.28)	(0.37)	(0.51)	(0.88)	12.31	(2.02)	0.85	0.82	2.90	29	126
12-31-2020	12.30	0.30	1.39	1.69	(0.52)	—	(0.52)	13.47	13.79	0.92[3]	0.85[3]	2.34	32	326[4]
12-31-2019	12.34	0.28	0.50	0.78	(0.82)	—	(0.82)	12.30	6.38	1.16[3]	1.12[3]	2.23	31	45
12-31-2018	12.93	0.29	(0.53)	(0.24)	(0.35)	—	(0.35)	12.34	(1.90)	0.84	0.82	2.31	32	35
12-31-2017	12.16	0.24	0.82	1.06	(0.29)	—	(0.29)	12.93	8.75	0.83	0.82	1.87	37	47
Series II
12-31-2021	13.25	0.35	(0.64)	(0.29)	(0.35)	(0.51)	(0.86)	12.10	(2.26)	1.05	1.02	2.70	56	126
12-31-2020	12.11	0.27	1.37	1.64	(0.50)	—	(0.50)	13.25	13.63	1.12[3]	1.05[3]	2.11	59	326[4]
12-31-2019	12.17	0.25	0.49	0.74	(0.80)	—	(0.80)	12.11	6.08	1.36[3]	1.32[3]	2.03	60	45
12-31-2018	12.77	0.26	(0.52)	(0.26)	(0.34)	—	(0.34)	12.17	(2.03)	1.04	1.02	2.10	62	35
12-31-2017	12.00	0.21	0.81	1.02	(0.25)	—	(0.25)	12.77	8.48	1.03	1.02	1.67	80	47
Series NAV
12-31-2021	13.41	0.39	(0.66)	(0.27)	(0.38)	(0.51)	(0.89)	12.25	(2.06)	0.80	0.77	2.95	126	126
12-31-2020	12.25	0.30	1.39	1.69	(0.53)	—	(0.53)	13.41	13.90	0.87[3]	0.80[3]	2.35	106	326[4]
12-31-2019	12.30	0.28	0.50	0.78	(0.83)	—	(0.83)	12.25	6.37	1.11[3]	1.07[3]	2.28	107	45
12-31-2018	12.88	0.27	(0.50)	(0.23)	(0.35)	—	(0.35)	12.30	(1.74)	0.79	0.77	2.11	108	35
12-31-2017	12.12	0.24	0.82	1.06	(0.30)	—	(0.30)	12.88	8.71	0.78	0.77	1.92	472	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Includes interest expense of 0.01% and 0.25% for the year ended December 31, 2020 and the year ended December 31, 2019, respectively. 4. Increase in portfolio turnover rate resulted from repositioning of the portfolio during the period in accordance with investment policy changes approved by the Board of Trustees.
The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Select Bond Trust
Series I
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
Series II
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
Series NAV
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Short Term Government Income Trust
Series I
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.59)	0.70	0.69	1.04	30	32
12-31-2020	12.07	0.16	0.27	0.43	(0.21)	—	(0.21)	12.29	3.60	0.71	0.71	1.30	33	38
12-31-2019	11.87	0.15	0.25	0.40	(0.20)	—	(0.20)	12.07	3.39	0.71	0.71	1.25	36	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.84	0.68	0.67	1.26	35	28
12-31-2017	12.12	0.11	(0.04)	0.07	(0.17)	—	(0.17)	12.02	0.57	0.67	0.66	0.88	38	47
Series II
12-31-2021	12.30	0.10	(0.32)	(0.22)	(0.19)	—	(0.19)	11.89	(1.78)	0.90	0.89	0.84	22	32
12-31-2020	12.08	0.14	0.27	0.41	(0.19)	—	(0.19)	12.30	3.39	0.91	0.91	1.10	29	38
12-31-2019	11.88	0.13	0.25	0.38	(0.18)	—	(0.18)	12.08	3.18	0.91	0.91	1.05	23	54
12-31-2018	12.02	0.13	(0.05)	0.08	(0.22)	—	(0.22)	11.88	0.64	0.88	0.87	1.05	26	28
12-31-2017	12.13	0.08	(0.04)	0.04	(0.15)	—	(0.15)	12.02	0.37	0.87	0.86	0.68	28	47
Series NAV
12-31-2021	12.29	0.13	(0.32)	(0.19)	(0.22)	—	(0.22)	11.88	(1.54)	0.65	0.64	1.09	130	32
12-31-2020	12.07	0.17	0.27	0.44	(0.22)	—	(0.22)	12.29	3.65	0.66	0.66	1.35	131	38
12-31-2019	11.87	0.16	0.25	0.41	(0.21)	—	(0.21)	12.07	3.44	0.66	0.66	1.30	120	54
12-31-2018	12.02	0.15	(0.05)	0.10	(0.25)	—	(0.25)	11.87	0.89	0.63	0.62	1.28	115	28
12-31-2017	12.12	0.11	(0.03)	0.08	(0.18)	—	(0.18)	12.02	0.62	0.62	0.61	0.93	237	47
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Strategic Income Opportunities Trust
Series I
12-31-2021	14.44	0.37	(0.25)	0.12	(0.49)	—	(0.49)	14.07	0.90	0.76	0.75	2.56	301	61
12-31-2020	13.52	0.35	0.80	1.15	(0.23)	—	(0.23)	14.44	8.59	0.76	0.76	2.54	333	73
12-31-2019	12.53	0.40	0.96	1.36	(0.37)	—	(0.37)	13.52	10.91	0.76	0.76	3.03	361	95
12-31-2018	13.72	0.49	(1.17)	(0.68)	(0.51)	—	(0.51)	12.53	(5.03)	0.74	0.73	3.63	371	61
12-31-2017	13.41	0.46	0.29	0.75	(0.44)	—	(0.44)	13.72	5.59	0.73	0.73	3.36	477	40
Series II
12-31-2021	14.47	0.34	(0.24)	0.10	(0.46)	—	(0.46)	14.11	0.70	0.96	0.95	2.36	51	61
12-31-2020	13.56	0.32	0.80	1.12	(0.21)	—	(0.21)	14.47	8.36	0.96	0.96	2.34	38	73
12-31-2019	12.56	0.38	0.97	1.35	(0.35)	—	(0.35)	13.56	10.75	0.96	0.96	2.83	36	95
12-31-2018	13.76	0.46	(1.18)	(0.72)	(0.48)	—	(0.48)	12.56	(5.29)	0.94	0.93	3.43	36	61
12-31-2017	13.45	0.44	0.28	0.72	(0.41)	—	(0.41)	13.76	5.37	0.93	0.93	3.16	45	40
Series NAV
12-31-2021	14.39	0.38	(0.24)	0.14	(0.50)	—	(0.50)	14.03	0.95	0.71	0.70	2.61	96	61
12-31-2020	13.48	0.35	0.80	1.15	(0.24)	—	(0.24)	14.39	8.60	0.71	0.71	2.59	87	73
12-31-2019	12.49	0.41	0.96	1.37	(0.38)	—	(0.38)	13.48	11.00	0.71	0.71	3.08	80	95
12-31-2018	13.68	0.49	(1.16)	(0.67)	(0.52)	—	(0.52)	12.49	(5.00)	0.69	0.68	3.68	79	61
12-31-2017	13.37	0.47	0.28	0.75	(0.44)	—	(0.44)	13.68	5.66	0.68	0.68	3.42	96	40
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
Total Bond Market Trust
Series I
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
Series II
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
Series NAV
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Ultra Short Term Bond Trust
Series I
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	—[3]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
Series II
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	—[3]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
Series NAV
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	—[3]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
1. Based on average daily shares outstanding. 2. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 3. Less than $0.005 per share.
The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, eleven of which are presented in this report (the portfolios).
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor) and Manulife Financial Corporation except in the case of the Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. Series II and Series NAV of Core Bond Trust, Series II of Select Bond Trust and Series II and Series NAV of Strategic Income Opportunities Trust are also offered to variable insurance products of external insurance companies. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Securities held by Money Market Trust are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the portfolio. The portfolio seeks to maintain a constant NAV per share of $1.00, but there can be no assurance that it will be able to do so.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios' Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or
63

Significant accounting policies, continued

issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Active Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$232,361,199	—	$232,361,199	—
Foreign government obligations	4,678,744	—	4,678,744	—
Corporate bonds	343,207,981	—	343,207,981	—
Capital preferred securities	1,421,808	—	1,421,808	—
Municipal bonds	4,996,485	—	4,996,485	—
Term loans	1,541,630	—	1,541,630	—
Collateralized mortgage obligations	56,165,949	—	56,165,949	—
Asset backed securities	48,275,246	—	48,275,246	—
Common stocks	449,699	$449,699	—	—
Preferred securities	1,026,127	822,255	203,872	—
Warrants	11,627	11,627	—	—
Escrow certificates	1,575	—	1,575	—
Short-term investments	114,137,057	98,604,057	15,533,000	—
Total investments in securities	$808,275,127	$99,887,638	$708,387,489	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Core Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$582,539,249	—	$582,539,249	—
Foreign government obligations	11,363,786	—	11,363,786	—
Corporate bonds	313,533,251	—	313,533,251	—
Municipal bonds	4,095,232	—	4,095,232	—
Collateralized mortgage obligations	83,344,812	—	83,344,812	—
Asset backed securities	80,291,174	—	80,291,174	—
Short-term investments	32,855,989	$32,855,989	—	—
Total investments in securities	$1,108,023,493	$32,855,989	$1,075,167,504	—

High Yield Trust
Investments in securities:
Assets
Foreign government obligations	$1,227,203	—	$1,227,203	—
Corporate bonds	176,145,177	—	176,145,177	—
Convertible bonds	2,222,415	—	2,222,415	—
Term loans	9,841,387	—	9,371,021	$470,366
Asset backed securities	8,610,844	—	8,610,844	—
Common stocks	1,284,106	$1,279,592	979	3,535
Preferred securities	1,968,903	916,046	506,061	546,796
Short-term investments	6,525,533	6,525,533	—	—
Total investments in securities	$207,825,568	$8,721,171	$198,083,700	$1,020,697
Derivatives:
Assets
Futures	$13,412	$13,412	—	—
Forward foreign currency contracts	6,355	—	$6,355	—
Swap contracts	18,941	—	18,941	—
Liabilities
Forward foreign currency contracts	(8,423)	—	(8,423)	—
Swap contracts	(18,834)	—	(18,834)	—
64

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Trust (continued)
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Investment Quality Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$195,424,101	—	$195,424,101	—
Foreign government obligations	15,991,002	—	15,991,002	—
Corporate bonds	72,165,233	—	72,165,233	—
Municipal bonds	5,775,218	—	5,775,218	—
Term loans	8,623,703	—	8,623,703	—
Collateralized mortgage obligations	38,519,929	—	38,519,929	—
Asset backed securities	22,801,652	—	22,801,652	—
Common stocks	11,633	—	11,633	—
Purchased options	22,503	—	22,503	—
Short-term investments	2,964,565	$64,565	2,900,000	—
Total investments in securities	$362,299,539	$64,565	$362,234,974	—
Derivatives:
Assets
Futures	$148,427	$148,427	—	—
Swap contracts	153,057	—	$153,057	—
Liabilities
Futures	(409,934)	(409,934)	—	—
Forward foreign currency contracts	(75,162)	—	(75,162)	—
Written options	(87,340)	—	(87,340)	—
Swap contracts	(474,897)	—	(474,897)	—

Money Market Trust
Investments in securities:
Assets
U.S. Government	$316,961,969	—	$316,961,969	—
U.S. Government Agency	1,586,258,343	—	1,586,258,343	—
Repurchase agreement	103,151,000	—	103,151,000	—
Total investments in securities	$2,006,371,312	—	$2,006,371,312	—

Opportunistic Fixed Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$10,850,495	—	$10,850,495	—
Foreign government obligations	93,437,544	—	93,437,544	—
Corporate bonds	40,597,701	—	40,413,010	$184,691
Convertible bonds	7,293,830	—	7,293,830	—
Municipal bonds	7,002,035	—	7,002,035	—
Term loans	19,222,235	—	19,222,235	—
Collateralized mortgage obligations	13,001,788	—	13,001,788	—
Asset backed securities	9,270,167	—	9,270,167	—
Common stocks	40,502	—	—	40,502
Preferred securities	66,516	$59,924	6,592	—
Exchange-traded funds	10,064,186	10,064,186	—	—
Short-term investments	6,010,778	6,010,778	—	—
Total investments in securities	$216,857,777	$16,134,888	$200,497,696	$225,193
Derivatives:
Assets
65

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Trust (continued)
Futures	$755,276	$755,276	—	—
Forward foreign currency contracts	1,245,550	—	$1,245,550	—
Swap contracts	1,821,694	—	1,821,694	—
Liabilities
Futures	(208,625)	(208,625)	—	—
Forward foreign currency contracts	(1,490,500)	—	(1,490,500)	—
Swap contracts	(2,535,230)	—	(2,535,230)	—

Select Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,411,672,251	—	$2,411,672,251	—
Foreign government obligations	40,976,201	—	40,976,201	—
Corporate bonds	3,078,231,473	—	3,078,231,473	—
Municipal bonds	142,228,651	—	142,228,651	—
Collateralized mortgage obligations	666,920,301	—	666,920,301	—
Asset backed securities	1,365,201,638	—	1,365,201,638	—
Common stocks	1,299,766	$1,299,766	—	—
Preferred securities	8,771,928	8,771,928	—	—
Short-term investments	443,706,362	5,365,362	438,341,000	—
Total investments in securities	$8,159,008,571	$15,437,056	$8,143,571,515	—

Short Term Government Income Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$168,820,828	—	$168,820,828	—
Municipal bonds	8,292,146	—	8,292,146	—
Collateralized mortgage obligations	1,739,756	—	1,739,756	—
Short-term investments	1,793,000	—	1,793,000	—
Total investments in securities	$180,645,730	—	$180,645,730	—

Strategic Income Opportunities Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$21,174,998	—	$21,174,998	—
Foreign government obligations	87,611,192	—	87,611,192	—
Corporate bonds	237,347,336	—	237,347,336	—
Convertible bonds	10,693,066	—	10,693,066	—
Capital preferred securities	600,933	—	600,933	—
Term loans	36,052,638	—	36,052,638	—
Collateralized mortgage obligations	2,859,035	—	2,859,035	—
Asset backed securities	4,424,874	—	4,424,874	—
Common stocks	14,638,757	$12,661,184	1,977,573	—
Preferred securities	17,516,386	16,390,259	1,126,127	—
Purchased options	23,733	—	23,733	—
Short-term investments	18,891,711	6,903,711	11,988,000	—
Total investments in securities	$451,834,659	$35,955,154	$415,879,505	—
Derivatives:
Assets
Futures	$121,638	$121,638	—	—
Forward foreign currency contracts	3,879,359	—	$3,879,359	—
Liabilities
Futures	(557,039)	(557,039)	—	—
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Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Income Opportunities Trust (continued)
Forward foreign currency contracts	$(3,042,486)	—	$(3,042,486)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Total Bond Market Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$471,035,810	—	$471,035,810	—
Foreign government obligations	7,535,787	—	7,535,787	—
Corporate bonds	204,757,324	—	204,757,324	—
Municipal bonds	4,745,317	—	4,745,317	—
Collateralized mortgage obligations	17,693,008	—	17,693,008	—
Asset backed securities	1,982,943	—	1,982,943	—
Common stocks	943	$943	—	—
Warrants	1,163	1,163	—	—
Short-term investments	136,036,188	136,036,188	—	—
Total investments in securities	$843,788,483	$136,038,294	$707,750,189	—

Ultra Short Term Bond Trust
Investments in securities:
Assets
U.S. Government and Agency obligations	$2,486,706	—	$2,486,706	—
Corporate bonds	132,108,292	—	132,108,292	—
Municipal bonds	2,010,658	—	2,010,658	—
Collateralized mortgage obligations	1,642,895	—	1,642,895	—
Asset backed securities	43,596,216	—	43,596,216	—
Short-term investments	61,556,696	$1,559,059	59,997,637	—
Total investments in securities	$243,401,463	$1,559,059	$241,842,404	—
Repurchase agreements. The portfolios may enter into repurchase agreements. When the portfolios enter into a repurchase agreement, they receive collateral that is held in a segregated account by the portfolios' custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the portfolios. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolios of investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
When-issued/delayed-delivery securities. The portfolios may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a portfolio enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date. As a result, the portfolios have paid (received) cash collateral to (from) certain counterparties to these transactions, which is recorded as Cash collateral at broker for sale commitments (Payable for collateral on sale commitments), as follows:
Portfolio	Counterparty	Collateral Paid/ (Received)
Core Bond Trust	Goldman Sachs	$10,000
Term loans (Floating rate loans). The portfolios may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended
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Significant accounting policies, continued

settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
The portfolios' ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The portfolios' failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the portfolios' income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the portfolios and, if the portfolios' exposure to such investments is substantial, it could impair the portfolios' ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the portfolios may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Mortgage and asset backed securities. The portfolios may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the portfolios having to reinvest the proceeds in lower yielding securities, effectively reducing the portfolios' income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the portfolios' cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The portfolios are also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Payment-in-kind bonds. The portfolios may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. Income on these securities is computed at the contractual rate specified and is added to the principal balance of the bond. This income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the portfolios may need to sell other investments to make distributions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral. Effective November 19, 2021, JHCT converted to a prime money market fund.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the
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Significant accounting policies, continued

return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at December 31, 2021:
Portfolio	Market value of securities on loan	Cash collateral received
Active Bond Trust	$3,563,523	$3,642,199
Core Bond Trust	2,246,485	2,539,280
High Yield Trust	5,595,077	5,730,932
Investment Quality Bond Trust	61,001	62,330
Select Bond Trust	5,215,619	5,333,908
Strategic Income Opportunities Trust	6,747,059	6,906,440
Total Bond Market Trust	3,500,543	3,573,270
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios' understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds, excluding Core Bond Trust, have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million.
Core Bond Trust and other affiliated funds have entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, Core Bond Trust can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2021 were as follows:
Portfolio	Commitment fee
Active Bond Trust	$7,284
Core Bond Trust	20,185
High Yield Trust	5,319
Investment Quality Bond Trust	5,566
Money Market Trust	12,784
Opportunistic Fixed Income Trust	5,327
Portfolio	Commitment fee
Select Bond Trust	$33,756
Short Term Government Income Trust	5,280
Strategic Income Opportunities Trust	6,263
Total Bond Market Trust	7,380
Ultra Short Term Bond Trust	5,665

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
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Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Core Bond Trust	$1,514,071	$—
High Yield Trust	—	60,380,640
Short Term Government Income Trust	3,520,929	21,977,527
Strategic Income Opportunities Trust	828,377	—
Total Bond Market Trust	1,366,053	7,802,439
Ultra Short Term Bond Trust	7,001,629	15,327,420
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Active Bond Trust	$789,673,616	$29,506,457	$(10,904,946)	$18,601,511
Core Bond Trust	1,115,624,436	6,764,099	(14,365,042)	(7,600,943)
High Yield Trust	214,964,489	7,388,643	(14,516,113)	(7,127,470)
Investment Quality Bond Trust	360,113,605	6,997,763	(5,557,678)	1,440,085
Money Market Trust	2,006,371,312	—	—	—
Opportunistic Fixed Income Trust	224,503,497	3,777,727	(11,835,282)	(8,057,555)
Select Bond Trust	8,110,042,640	156,588,264	(107,622,333)	48,965,931
Short Term Government Income Trust	182,626,219	1,592,737	(3,573,226)	(1,980,489)
Strategic Income Opportunities Trust	450,197,975	12,119,042	(10,080,886)	2,038,156
Total Bond Market Trust	816,356,025	35,104,194	(7,671,736)	27,432,458
Ultra Short Term Bond Trust	246,527,100	283,090	(3,408,727)	(3,125,637)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends from net investment income, if any, at least annually with the exception of Money Market Trust, which declares dividends daily and pays monthly from net investment income, if any. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the year ended December 31, 2021 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Active Bond Trust	$33,406,373	$1,313,378	$34,719,751
Core Bond Trust	60,005,545	1,548,590	61,554,135
High Yield Trust	10,254,420	—	10,254,420
Investment Quality Bond Trust	11,348,852	—	11,348,852
Money Market Trust	76,031	—	76,031
Opportunistic Fixed Income Trust	13,911,772	—	13,911,772
Select Bond Trust	260,018,516	—	260,018,516
Short Term Government Income Trust	3,201,948	—	3,201,948
Strategic Income Opportunities Trust	15,116,374	—	15,116,374
Total Bond Market Trust	17,139,950	—	17,139,950
Ultra Short Term Bond Trust	4,431,412	—	4,431,412
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income
Active Bond Trust	$21,690,626
Core Bond Trust	24,010,179
High Yield Trust	11,541,511
Investment Quality Bond Trust	5,870,926
Money Market Trust	6,248,183
Opportunistic Fixed Income Trust	7,213,744
Select Bond Trust	228,624,680
Short Term Government Income Trust	3,332,044
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Significant accounting policies, continued

Portfolio	Ordinary Income
Strategic Income Opportunities Trust	$7,282,853
Total Bond Market Trust	17,831,026
Ultra Short Term Bond Trust	5,442,483
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Active Bond Trust	$6,096,706	$3,614,386
Core Bond Trust	6,615,110	—
High Yield Trust	4,256,315	—
Investment Quality Bond Trust	3,473,740	4,388,806
Money Market Trust	51,944	—
Opportunistic Fixed Income Trust	6,380,737	—
Select Bond Trust	58,062,787	51,247,939
Short Term Government Income Trust	1,043,549	—
Strategic Income Opportunities Trust	13,670,930	—
Total Bond Market Trust	6,435,505	—
Ultra Short Term Bond Trust	1,223,318	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, foreign currency transactions, derivative transactions, amortization and accretion on debt securities and wash sale loss deferrals.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The portfolios attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the portfolios may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the portfolios, if any, are held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the portfolios and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the portfolios, if any, for OTC transactions is held in a segregated account at the portfolios' custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. The portfolios' risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Centrally-cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for centrally-cleared derivatives are set by the broker or applicable clearinghouse. Margin for centrally-cleared transactions is detailed in the Statements of assets and liabilities as Receivable/Payable for centrally-cleared swaps. Securities pledged by the portfolios for centrally-cleared transactions, if any, are identified in the Portfolio of investments.
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Derivative instruments, continued

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $9.8 million to $10.2 million
Investment Quality Bond Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $43.8 million to $84.9 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates, gain exposure to certain bond markets and manage duration of the portfolio.	From $66.9 million to $89.4 million
Strategic Income Opportunities Trust	To manage duration of the portfolio.	From $51.3 million to $97.4 million
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the portfolios thereby reducing the portfolios' total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the portfolio as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
The following table details how the portfolios used forward foreign currency contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $854,000 to $1.3 million
Investment Quality Bond Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $5.5 million to $10.0 million
Opportunistic Fixed Income Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $163.3 million to $186.9 million
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates and to gain exposure to foreign currencies.	From $71.1 million to $526.3 million
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the portfolios' exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the portfolios' exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Portfolio of investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, a portfolio realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statements of assets and liabilities and are “marked-to-market” to reflect the current market value. If the written option expires, a portfolio realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
The following table details how the portfolios used purchased options contracts during the year ended December 31, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $372,000
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Portfolio	Reason	Market value range
Opportunistic Fixed Income Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, manage duration of the portfolio. At December 31, 2021, there were no open purchased options contracts.	Up to $43,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates.	From $9,000 to $152,000
The following table details how the portfolios used written options contracts during the year ended December 31, 2021. In addition, the table summarizes the range of market value amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	Market value range
Investment Quality Bond Trust	To gain exposure to the bond market and foreign currency, manage against anticipated currency exchange rates and interest rate changes, and manage duration of the portfolio.	Up to $224,000
Strategic Income Opportunities Trust	To manage against changes in foreign currency exchange rates. At December 31, 2021, there were no open written options contracts.	Up to $388,000
An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to falling interest rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors are put options placed on a floating-rate index.
Swaps. Swap agreements are agreements between the portfolio and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the portfolios, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the portfolios is recorded as realized gain or loss, as well as the net periodic payments received or paid by the portfolios.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The portfolios may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Interest rate swaps. Interest rate swaps represent an agreement between the portfolio and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The portfolios settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.
The following table details how the portfolios used interest rate swaps contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $7.8 million to $14.3 million
Opportunistic Fixed Income Trust	To manage against changes in interest rates and to manage duration of the portfolio.	From $21.4 million to $56.0 million
Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The portfolios may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the portfolios may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.
Credit default swaps — Buyer
The following table details how the portfolios used credit default swap contracts as the buyer during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Investment Quality Bond Trust	To manage against potential credit events.	Up to $4.7 million
Opportunistic Fixed Income Trust	To manage against potential credit events.	From $48.6 million to $94.1 million
Credit default swaps — Seller
Implied credit spreads are utilized in determining the market value of CDS agreements in which the portfolio is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.
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For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. A deterioration of the referenced entity’s creditworthiness would indicate a greater likelihood of a credit event occurring and result in increasing market values, in absolute terms when compared to the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the portfolio as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.
The following table details how the portfolios used credit default swap contracts as the seller during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
High Yield Trust	To gain credit exposure to an issuer or index.	From $1.1 million to $1.3 million
Investment Quality Bond Trust	To gain credit exposure to an issuer or index.	From $2.7 million to $10.2 million
Opportunistic Fixed Income Trust	To gain credit exposure to an issuer or index.	From $0.5 million to $28.1 million
Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
The following table details how the portfolios used inflation swaps during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To manage exposure to inflation risk.	From $6.1 million to $12.0 million
Total Return Swaps. The portfolios may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A portfolio may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
The following table details how the portfolios used total return swaps during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Opportunistic Fixed Income Trust	To gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another.	From $23.2 million to $50.8 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
High Yield Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$13,412	—
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	6,355	$(8,423)
	Credit	Swap contracts, at value[2]	Credit default swaps	18,941	(18,834)
				$38,708	$(27,257)
Investment Quality Bond Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$148,427	$(409,934)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	—	(75,162)
	Interest rate	Unaffiliated investments, at value[3]	Purchased options	22,503	—
	Interest rate	Written options, at value	Written options	—	(87,340)
	Credit	Swap contracts, at value[2]	Credit default swaps	153,057	(376,593)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	—	(98,304)
				$323,987	$(1,047,333)
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Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Opportunistic Fixed Income Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$755,276	$(208,625)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	1,245,550	(1,490,500)
	Credit	Swap contracts, at value[2]	Credit default swaps	259,985	(1,905,068)
	Interest rate	Swap contracts, at value	Total return swaps	—	(190,345)
	Interest rate	Swap contracts, at value[2]	Interest rate swaps	164,892	(439,817)
	Interest rate	Swap contracts, at value	Inflation swaps	1,396,817	—
				$3,822,520	$(4,234,355)
Strategic Income Opportunities Trust	Interest rate	Receivable/payable for futures variation margin[1]	Futures	$121,638	$(557,039)
	Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	3,879,359	(3,042,486)
	Currency	Unaffiliated investments, at value[3]	Purchased options	23,733	—
				$4,024,730	$(3,599,525)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
[2]	Reflects cumulative value of swap contracts. Receivable/payable for centrally cleared swaps, which includes value and margin, are shown separately on the Statements of assets and liabilities.
[3]	Purchased options are included in the Portfolios of investments.
For financial reporting purposes, the portfolios do not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the portfolio and the applicable counterparty. The tables below reflect the portfolios' exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Opportunistic Fixed Income Trust
Forward foreign currency contracts	$1,245,550	$(1,490,500)
Swap contracts	1,691,841	(1,198,539)
Totals	$2,937,391	$(2,689,039)
Opportunistic Fixed Income Trust
Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Portfolio[1]	Net Exposure
Bank of America, N.A.	$705,389	$(199,112)	$506,277	$484,000	—	$22,277
Barclays Bank PLC	700,153	(501,728)	198,425	—	—	198,425
Citibank, N.A.	194,692	(302,206)	(107,514)	—	$107,514	—
Goldman Sachs International	53,207	(372,195)	(318,988)	—	248,000	(70,988)
JPMorgan Chase Bank, N.A.	769,165	(434,487)	334,678	334,678	—	—
Morgan Stanley & Co. International PLC	514,785	(879,311)	(364,526)	—	310,000	(54,526)
Totals	$2,937,391	(2,689,039)	248,352	$818,678	$665,514	$95,188
[1] Reflects collateral posted by the counterparty or posted by the portfolio, excluding any excess collateral amounts.
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Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Unaffiliated investments and foreign currency transactions[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(246,385)	—	—	—	$(246,385)
	Currency	—	—	$(14,033)	—	—	(14,033)
	Credit	—	—	—	—	$104,442	104,442
	Total	—	$(246,385)	$(14,033)	—	$104,442	$(155,976)
Investment Quality Bond Trust	Interest rate	—	$1,248,516	—	—	$878,215	$2,126,731
	Currency	—	—	$843,082	—	—	843,082
	Credit	—	—	—	—	(168,495)	(168,495)
	Total	—	$1,248,516	$843,082	—	$709,720	$2,801,318
Opportunistic Fixed Income Trust	Interest rate	$(117,335)	$(1,438,008)	—	—	$68,322	$(1,487,021)
	Currency	—	—	$3,210,464	—	—	3,210,464
	Credit	—	—	—	—	749,812	749,812
	Total	$(117,335)	$(1,438,008)	$3,210,464	—	$818,134	$2,473,255
Strategic Income Opportunities Trust	Interest rate	—	$407,922	—	—	—	$407,922
	Currency	$(274,566)	—	$1,576,405	$656,881	—	1,958,720
	Total	$(274,566)	$407,922	$1,576,405	$656,881	—	$2,366,642

[1]	Realized gain/loss associated with purchased options is included in this caption on the Statements of operations.
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Unaffiliated investments and translation of assets and liabilities in foreign currencies[1]	Futures contracts	Forward foreign currency contracts	Written options	Swap contracts	Total
High Yield Trust	Interest rate	—	$(11,951)	—	—	—	$(11,951)
	Currency	—	—	$(14,942)	—	—	(14,942)
	Credit	—	—	—	—	$(48,334)	(48,334)
	Total	—	$(11,951)	$(14,942)	—	$(48,334)	$(75,227)
Investment Quality Bond Trust	Interest rate	$(275,112)	$(430,211)	—	$91,780	$(461,712)	$(1,075,255)
	Currency	—	—	$(14,530)	—	—	(14,530)
	Credit	—	—	—	—	181,872	181,872
	Total	$(275,112)	$(430,211)	$(14,530)	$91,780	$(279,840)	$(907,913)
Opportunistic Fixed Income Trust	Interest rate	$74,822	$620,662	—	—	$1,040,338	$1,735,822
	Currency	—	—	$(197,746)	—	—	(197,746)
	Credit	—	—	—	—	(1,041,478)	(1,041,478)
	Total	$74,822	$620,662	$(197,746)	—	$(1,140)	$496,598
Strategic Income Opportunities Trust	Interest rate	—	$(575,952)	—	—	—	$(575,952)
	Currency	$(34,529)	—	$726,223	$117,047	—	808,741
	Total	$(34,529)	$(575,952)	$726,223	$117,047	—	$232,789

[1]	Change in unrealized appreciation/depreciation associated with purchased options is included in this caption on the Statements of operations.
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
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5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. Under an investment management agreement, the portfolios pay a daily management fee to the Advisor based on the net assets of the respective portfolio or aggregate net assets, which include the nets assets of the respective portfolio and the net assets of a similar portfolio of John Hancock Funds II (JHF II) unless otherwise noted. JHF II portfolios are advised by John Hancock Investment Management LLC, an affiliate of the Advisor, and are distributed by an affiliate of the Advisor, John Hancock Investment Management Distributors LLC. The annual rate for each portfolio is as follows:
•  Active Bond Trust — a) 0.60% of the first $2.5 billion of average net assets; b) 0.575% of average net assets between $2.5 billion and $5.0 billion; and c) 0.55% of the excess over $5.0 billion of average net assets.
•  Core Bond Trust — a) 0.69% of the first $200 million of aggregate net assets; b) 0.64% of the next $200 million of aggregate net assets; c) 0.570% of the next $600 million of aggregate net assets; d) 0.56% of the next $1 billion of aggregate net assets; and e) 0.55% of the excess over $2 billion of aggregate net assets.
•  High Yield Trust— a) 0.70% of the first $500 million of aggregate net assets and b) 0.65% of the excess over $500 million of aggregate net assets.
•  Investment Quality Bond Trust— a) 0.60% of the first $500 million of average net assets and b) 0.55% of the excess over $500 million of average net assets.
•  Money Market Trust — a) 0.50% of the first $500 million of aggregate net assets; b) 0.425% of the next $250 million aggregate net assets; c) 0.375% of the next $250 million aggregate net assets; d) 0.35% of the next $500 million aggregate net assets; e) 0.325% of the next $500 million aggregate net assets; f) 0.30% of the next $500 million aggregate net assets; and g) 0.275% of the excess over $2.5 billion of aggregate net assets. Aggregate net assets include net assets of the portfolio and Money Market Fund, a series of John Hancock Current Interest.
•  Opportunistic Fixed Income Trust — a) 0.65% of the first $1 billion of aggregate net assets and b) 0.625% of the excess over $1 billion of aggregate net assets.
•  Select Bond Trust — a) 0.65% of the first $500 million of average net assets; b) 0.60% of the next $1 billion of average net assets; c) 0.575% of the next $1 billion of average net assets; d) 0.55% of the next $7.5 billion of average net assets; and e) 0.525% of the excess over $10 billion of average net assets.
•  Short Term Government Income Trust— a) 0.57% of the first $250 million of aggregate net assets and b) 0.55% of the excess over $250 million of aggregate net assets.
•  Strategic Income Opportunities Trust— a) 0.70% of the first $500 million of aggregate net assets; b) 0.65% of the next $3 billion of aggregate net assets; c) 0.60% of the next $4 billion of aggregate net assets; d) 0.59% of the next $4.5 billion of aggregate net assets; and e) 0.575% of the excess over $12 billion of aggregate net assets. Aggregate net assets include the net assets of the portfolio, Strategic Income Opportunities Fund, a series of JHF II, and Strategic Income Opportunities Fund, a subfund of Manulife Investment Management I PLC.
•  Total Bond Market Trust — a) 0.47% of the first $1.5 billion of average net assets and b) 0.46% of the excess over $1.5 billion of average net assets.
•  Ultra Short Term Bond Trust— a) 0.55% of the first $250 million of average net assets and b) 0.53% of the excess over $250 million of average net assets.
The organizations described below act as the subadvisors to the Trust and its portfolios pursuant to Subadvisory Agreements with the Advisor. The portfolios’ management is allocated among the following managers.
Portfolio	Subadvisor(s)
Active Bond Trust Money Market Trust Select Bond Trust Short Term Government Income Trust Strategic Income Opportunities Trust Total Bond Market Trust Ultra Short Term Bond Trust	Manulife Investment Management (US) LLC [1]
Investment Quality Bond Trust Opportunistic Fixed Income Trust	Wellington Management Company LLP
Core Bond Trust	Allspring Global Investments, LLC [2]
High Yield Trust	Western Asset Management Company LLC, (Sub-Subadvisor is Western Asset Management Company Limited)
1 An affiliate of the Advisor.
2 Effective November 1, 2021, Wells Capital Management, Incoporated was renamed Allspring Global Investments, LLC.
The portfolios are not responsible for payment of the subadvisory fees.
Expense reimbursements. The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the portfolios (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each portfolio. During the year ended December 31, 2021, this waiver amounted to 0.01% of the portfolios’ average net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the Portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to waive its management fee on Money Market Trust and Total Bond Market Trust or, if necessary, make payment to the portfolios in an amount so that the annual operating expenses do not exceed 0.28% and 0.25%, respectively, of the portfolios' average net assets. This waiver includes all expenses except taxes, brokerage commissions, interest expense, short dividends, acquired fund fees, class-specific expenses, borrowing
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Fees and transactions with affiliates, continued

costs, prime brokerage fees, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the portfolio’s business. This agreement expires on April 30, 2022, unless renewed by mutual agreement of the advisor and the portfolio based upon a determination that this is appropriate under the circumstances at that time.
The Advisor voluntarily agreed to waive a portion of its management fee if certain expenses of the portfolios exceed 0.15% of average net assets for each of the portfolios with the exception of Total Bond Market Trust. Expenses excluded from this waiver are taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, management fees, Rule 12b-1 fees, underlying fund expenses and short dividends. This expense reduction will continue in effect until terminated by the Advisor.
The Advisor has voluntarily agreed to waive its management fees by 0.02% of the average daily net assets of Opportunistic Fixed Income Trust and Select Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive its management fees by 0.06% of the average daily net assets of Ultra Short Term Bond Trust. This voluntary advisory fee waivers may be terminated at any time by the Adviser upon notice to the Trust.
The Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses for Series I and Series II shares of the Select Bond Trust to the extent they exceed 0.04% and 0.24%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). This voluntary class specific waiver may be terminated at any time by the Adviser upon notice to the Trust.
Effective May 1, 2021, the Advisor and Distributor have voluntarily agreed to waive a portion of their fees (including, but not limited to, Rule 12b-1 fees) and/or reimburse certain expenses to the extent necessary to assist Money Market Trust in attempting to achieve a yield of at least 0.00%. Prior to May 1, 2021, the voluntary reimbursement was set to attempt to achieve a yield of at least 0.01%. These fee waivers and/or expense reimbursements are voluntary and may be amended or terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Active Bond Trust	$3,089	$13,334	$49,353	$65,776
Core Bond Trust	7,909	7,281	76,883	92,073
High Yield Trust	5,786	4,385	8,127	18,298
Investment Quality Bond Trust	12,258	6,782	5,097	24,137
Money Market Trust	6,121,179	507,183	1,386,106	8,014,468
Opportunistic Fixed Income Trust	9,130	16,849	33,578	59,557
Select Bond Trust	68,300	163,233	2,124,880	2,356,413
Short Term Government Income Trust	2,856	2,184	11,742	16,782
Strategic Income Opportunities Trust	28,750	3,906	8,203	40,859
Total Bond Market Trust	951,828	184,181	874,301	2,010,310
Ultra Short Term Bond Trust	8,633	161,286	24,898	194,817
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Active Bond Trust	0.59%
Core Bond Trust	0.56%
High Yield Trust	0.69%
Investment Quality Bond Trust	0.59%
Money Market Trust	0.04%
Opportunistic Fixed Income Trust	0.62%
Portfolio	Net Annual Effective Rate
Select Bond Trust	0.54%
Short Term Government Income Trust	0.56%
Strategic Income Opportunities Trust	0.63%
Total Bond Market Trust	0.20%
Ultra Short Term Bond Trust	0.48%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently, only 0.05% for Series I shares and 0.25% for Series ll shares are charged for Rule 12b-1 fees.
78

Fees and transactions with affiliates, continued

Distribution and service fees for the year ended December 31, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Active Bond Trust	$17,202	$371,224	$388,426
Core Bond Trust	44,072	202,760	246,832
High Yield Trust	32,225	121,971	154,196
Investment Quality Bond Trust	68,289	189,063	257,352
Money Market Trust	820,379	221,240	1,041,619
Opportunistic Fixed Income Trust	15,585	143,507	159,092
Select Bond Trust	87,583	1,046,636	1,134,219
Short Term Government Income Trust	15,923	61,154	77,077
Strategic Income Opportunities Trust	160,246	108,213	268,459
Total Bond Market Trust	179,097	173,348	352,445
Ultra Short Term Bond Trust	6,266	584,852	591,118
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statements of operations. The portfolios' activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Active Bond Trust	Lender	$9,620,794	3	0.655%	$525
Investment Quality Bond Trust	Lender	12,800,000	2	0.662%	471
Opportunistic Fixed Income Trust	Lender	5,000,000	2	0.663%	184
Select Bond Trust	Lender	342,000,000	1	0.540%	5,130
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2021 and 2020 were as follows:
Active Bond Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	240,242	$2,442,222	377,811	$3,840,908
Distributions reinvested	166,932	1,630,925	104,161	1,058,278
Repurchased	(407,129)	(4,139,088)	(802,352)	(8,129,546)
Net increase (decrease)	45	$(65,941)	(320,380)	$(3,230,360)
Series II shares
Sold	1,467,918	$14,818,207	3,298,924	$33,951,838
Distributions reinvested	679,356	6,657,686	392,040	3,994,890
Repurchased	(2,443,263)	(24,833,201)	(3,489,948)	(35,089,999)
Net increase (decrease)	(295,989)	$(3,357,308)	201,016	$2,856,729
Series NAV shares
Sold	1,622,314	$16,501,493	2,374,872	$24,106,386
Distributions reinvested	2,702,571	26,431,140	1,635,935	16,637,458
Repurchased	(2,388,952)	(24,301,538)	(5,180,050)	(52,470,087)
Net increase (decrease)	1,935,933	$18,631,095	(1,169,243)	$(11,726,243)
Total net increase (decrease)	1,639,989	$15,207,846	(1,288,607)	$(12,099,874)
Core Bond Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	357,871	$4,961,318	484,277	$6,839,341
Distributions reinvested	399,850	5,234,036	151,668	2,137,004
Repurchased	(854,306)	(11,789,724)	(960,187)	(13,426,171)
Net decrease	(96,585)	$(1,594,370)	(324,242)	$(4,449,826)
Series II shares
Sold	575,378	$7,891,689	923,227	$12,973,086
Distributions reinvested	360,304	4,712,777	126,519	1,780,118
Repurchased	(847,917)	(11,682,313)	(1,079,957)	(15,037,578)
Net increase (decrease)	87,765	$922,153	(30,211)	$(284,374)
79

Portfolio share transactions, continued

Core Bond Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	3,754,439	$51,540,022	5,352,084	$75,771,073
Distributions reinvested	3,963,696	51,607,322	1,433,171	20,093,057
Repurchased	(4,769,329)	(65,836,194)	(14,344,082)	(194,467,672)
Net increase (decrease)	2,948,806	$37,311,150	(7,558,827)	$(98,603,542)
Total net increase (decrease)	2,939,986	$36,638,933	(7,913,280)	$(103,337,742)
High Yield Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,027,735	$5,564,561	1,124,470	$5,613,642
Distributions reinvested	608,270	3,205,581	770,368	3,851,840
Repurchased	(1,893,678)	(10,194,943)	(2,379,389)	(12,036,465)
Net decrease	(257,673)	$(1,424,801)	(484,551)	$(2,570,983)
Series II shares
Sold	1,493,962	$8,320,644	993,567	$5,156,969
Distributions reinvested	421,675	2,281,261	511,298	2,622,957
Repurchased	(1,758,428)	(9,772,452)	(2,334,900)	(12,126,379)
Net increase (decrease)	157,209	$829,453	(830,035)	$(4,346,453)
Series NAV shares
Sold	4,789,193	$25,313,469	3,036,613	$14,769,315
Distributions reinvested	922,162	4,767,578	1,031,917	5,066,715
Repurchased	(3,514,467)	(18,560,551)	(4,274,403)	(21,555,690)
Net increase (decrease)	2,196,888	$11,520,496	(205,873)	$(1,719,660)
Total net increase (decrease)	2,096,424	$10,925,148	(1,520,459)	$(8,637,096)
Investment Quality Bond Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	973,696	$11,454,173	1,444,120	$17,484,546
Distributions reinvested	498,625	5,724,212	264,036	3,163,148
Repurchased	(1,497,180)	(17,840,882)	(2,236,762)	(26,125,785)
Net decrease	(24,859)	$(662,497)	(528,606)	$(5,478,091)
Series II shares
Sold	732,100	$8,680,413	1,240,005	$14,914,036
Distributions reinvested	256,642	2,948,815	135,600	1,625,848
Repurchased	(1,352,137)	(16,125,260)	(1,490,545)	(17,469,317)
Net decrease	(363,395)	$(4,496,032)	(114,940)	$(929,433)
Series NAV shares
Sold	2,176,981	$25,830,748	1,060,742	$12,533,806
Distributions reinvested	234,105	2,675,825	90,690	1,081,930
Repurchased	(313,451)	(3,713,034)	(1,175,521)	(13,945,204)
Net increase (decrease)	2,097,635	$24,793,539	(24,089)	$(329,468)
Total net increase (decrease)	1,709,381	$19,635,010	(667,635)	$(6,736,992)
Money Market Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	222,102,581	$222,102,581	913,281,032	$913,281,032
Distributions reinvested	58,160	58,160	4,603,713	4,603,713
Repurchased	(535,223,505)	(535,223,505)	(502,746,109)	(502,746,109)
Net increase (decrease)	(313,062,764)	$(313,062,764)	415,138,636	$415,138,636
Series II shares
Sold	2,153,308	$2,153,308	1,357,271	$1,357,273
Distributions reinvested	3,156	3,156	280,623	280,622
Repurchased	(22,757,292)	(22,757,292)	(21,886,914)	(21,886,914)
Net decrease	(20,600,828)	$(20,600,828)	(20,249,020)	$(20,249,019)
80

Portfolio share transactions, continued

Money Market Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	264,429,473	$264,429,473	346,735,235	$346,735,235
Distributions reinvested	14,715	14,715	1,363,842	1,363,842
Repurchased	(338,944,647)	(338,944,647)	(270,734,541)	(270,734,541)
Net increase (decrease)	(74,500,459)	$(74,500,459)	77,364,536	$77,364,536
Total net increase (decrease)	(408,164,051)	$(408,164,051)	472,254,152	$472,254,153
Opportunistic Fixed Income Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	186,649	$2,481,215	180,426	$2,320,461
Distributions reinvested	161,533	2,001,393	90,762	1,186,256
Repurchased	(348,001)	(4,586,175)	(387,972)	(5,012,361)
Net increase (decrease)	181	$(103,567)	(116,784)	$(1,505,644)
Series II shares
Sold	500,197	$6,363,817	541,474	$7,135,933
Distributions reinvested	300,807	3,666,833	163,005	2,097,869
Repurchased	(597,607)	(7,778,954)	(1,226,900)	(15,106,497)
Net increase (decrease)	203,397	$2,251,696	(522,421)	$(5,872,695)
Series NAV shares
Sold	2,193,949	$28,812,924	1,389,078	$18,244,137
Distributions reinvested	668,034	8,243,546	301,814	3,929,619
Repurchased	(472,559)	(6,283,005)	(2,478,638)	(31,050,688)
Net increase (decrease)	2,389,424	$30,773,465	(787,746)	$(8,876,932)
Total net increase (decrease)	2,593,002	$32,921,594	(1,426,951)	$(16,255,271)
Select Bond Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,340,819	$18,969,076	1,837,289	$26,888,465
Distributions reinvested	409,383	5,702,710	353,421	5,078,662
Repurchased	(1,337,736)	(19,188,657)	(2,672,067)	(37,636,685)
Net increase (decrease)	412,466	$5,483,129	(481,357)	$(5,669,558)
Series II shares
Sold	4,414,625	$62,957,071	21,572,760	$309,340,365
Distributions reinvested	913,333	12,750,132	821,481	11,829,321
Repurchased	(5,519,393)	(79,170,688)	(23,161,295)	(332,138,240)
Net decrease	(191,435)	$(3,463,485)	(767,054)	$(10,968,554)
Series NAV shares
Sold	37,801,333	$541,711,928	38,729,754	$563,616,117
Distributions reinvested	17,353,856	241,565,674	14,743,503	211,716,697
Repurchased	(32,962,111)	(472,950,905)	(117,881,934)	(1,638,492,092)
Net increase (decrease)	22,193,078	$310,326,697	(64,408,677)	$(863,159,278)
Total net increase (decrease)	22,414,109	$312,346,341	(65,657,088)	$(879,797,390)
Short Term Government Income Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	380,269	$4,646,388	891,254	$11,053,867
Distributions reinvested	44,888	535,512	47,820	586,755
Repurchased	(642,443)	(7,838,952)	(1,196,993)	(14,761,294)
Net decrease	(217,286)	$(2,657,052)	(257,919)	$(3,120,672)
Series II shares
Sold	873,090	$10,639,505	2,060,581	$25,499,697
Distributions reinvested	28,026	334,629	37,388	459,125
Repurchased	(1,424,514)	(17,402,188)	(1,611,679)	(19,982,613)
Net increase (decrease)	(523,398)	$(6,428,054)	486,290	$5,976,209
81

Portfolio share transactions, continued

Short Term Government Income Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	2,509,574	$30,593,321	2,452,147	$30,378,810
Distributions reinvested	195,457	2,331,807	186,321	2,286,164
Repurchased	(2,495,719)	(30,504,609)	(1,852,254)	(22,927,906)
Net increase	209,312	$2,420,519	786,214	$9,737,068
Total net increase (decrease)	(531,372)	$(6,664,587)	1,014,585	$12,592,605
Strategic Income Opportunities Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,373,158	$19,891,961	1,246,259	$17,242,252
Distributions reinvested	737,958	10,390,453	385,734	5,373,280
Repurchased	(3,760,367)	(54,420,038)	(5,248,378)	(70,202,164)
Net decrease	(1,649,251)	$(24,137,624)	(3,616,385)	$(47,586,632)
Series II shares
Sold	1,048,218	$15,186,577	326,428	$4,549,357
Distributions reinvested	107,227	1,515,124	36,497	509,859
Repurchased	(153,004)	(2,214,801)	(442,161)	(5,901,876)
Net increase (decrease)	1,002,441	$14,486,900	(79,236)	$(842,660)
Series NAV shares
Sold	747,606	$10,756,279	451,481	$6,245,267
Distributions reinvested	228,689	3,210,797	100,844	1,399,714
Repurchased	(170,450)	(2,462,138)	(413,451)	(5,554,616)
Net increase	805,845	$11,504,938	138,874	$2,090,365
Total net increase (decrease)	159,035	$1,854,214	(3,556,747)	$(46,338,927)
Total Bond Market Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	2,425,229	$25,920,807	10,439,481	$113,757,910
Distributions reinvested	744,411	7,764,202	846,667	9,152,472
Repurchased	(6,732,124)	(71,631,779)	(5,510,706)	(59,795,492)
Net increase (decrease)	(3,562,484)	$(37,946,770)	5,775,442	$63,114,890
Series II shares
Sold	1,197,765	$12,796,561	4,117,759	$44,648,520
Distributions reinvested	126,996	1,327,106	151,099	1,636,397
Repurchased	(2,805,027)	(29,864,689)	(2,398,056)	(25,986,110)
Net increase (decrease)	(1,480,266)	$(15,741,022)	1,870,802	$20,298,807
Series NAV shares
Sold	5,460,089	$58,188,101	8,502,670	$92,540,560
Distributions reinvested	772,422	8,048,642	651,448	7,042,157
Repurchased	(2,893,132)	(30,778,295)	(5,037,829)	(54,353,963)
Net increase	3,339,379	$35,458,448	4,116,289	$45,228,754
Total net increase (decrease)	(1,703,371)	$(18,229,344)	11,762,533	$128,642,451
Ultra Short Term Bond Trust	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	472,264	$5,400,966	1,094,958	$12,620,460
Distributions reinvested	18,353	205,924	21,925	251,265
Repurchased	(800,359)	(9,159,125)	(873,030)	(10,117,045)
Net increase (decrease)	(309,742)	$(3,552,235)	243,853	$2,754,680
Series II shares
Sold	9,017,581	$103,112,362	12,634,587	$145,807,629
Distributions reinvested	312,154	3,502,373	394,546	4,521,502
Repurchased	(14,011,294)	(160,084,832)	(11,082,158)	(127,761,657)
Net increase (decrease)	(4,681,559)	$(53,470,097)	1,946,975	$22,567,474
82

Portfolio share transactions, continued

Ultra Short Term Bond Trust, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series NAV shares
Sold	668,523	$7,625,706	892,871	$10,288,662
Distributions reinvested	64,449	723,115	58,439	669,716
Repurchased	(368,985)	(4,207,370)	(634,001)	(7,331,244)
Net increase	363,987	$4,141,451	317,309	$3,627,134
Total net increase (decrease)	(4,627,314)	$(52,880,881)	2,508,137	$28,949,288
Affiliates of the Trust owned 100% of shares of the portfolios, with the exception of Core Bond Trust, Select Bond Trust and Strategic Income Opportunities Trust. For Core Bond Trust, affiliates owned 85.60% and 99.88% of Series II and Series NAV shares, respectively. For Select Bond Trust, affiliates owned 99.90% of Series II shares. For Strategic Income Opportunities Trust, affiliates owned 66.56% and 99.42% of Series II and Series NAV shares, respectively, on December 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Active Bond Trust	$266,933,754	$405,886,443	$241,148,255	$440,454,185
Core Bond Trust	2,074,287,934	817,323,583	1,964,593,906	912,037,720
High Yield Trust	—	160,817,320	—	151,208,859
Investment Quality Bond Trust	56,247,269	97,223,556	27,552,770	104,030,435
Opportunistic Fixed Income Trust	1,995,428	276,502,287	2,223,152	253,332,739
Select Bond Trust	7,000,204,952	3,431,982,446	6,892,631,510	3,423,615,096
Short Term Government Income Trust	10,289,539	49,523,002	28,290,414	32,686,497
Strategic Income Opportunities Trust	5,228,984	266,539,554	15,913,869	260,160,572
Total Bond Market Trust	28,670,391	207,134,874	51,550,000	275,990,044
Ultra Short Term Bond Trust	—	98,261,258	—	156,413,098
8.  Investment in affiliated underlying funds
Certain portfolios may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Active Bond Trust
John Hancock Collateral Trust*	365,084	$2,498,620	$62,371,410	$(61,217,054)	$(675)	$(367)	$21,507	$741	$3,651,934
Core Bond Trust
John Hancock Collateral Trust*	253,156	$2,343,146	$106,227,788	$(106,037,833)	$(626)	$(156)	$11,690	$587	$2,532,319
High Yield Trust
John Hancock Collateral Trust*	572,398	$3,208,593	$30,958,160	$(28,438,998)	$(1,569)	$(490)	$38,121	$941	$5,725,696
Investment Quality Bond Trust
John Hancock Collateral Trust*	6,455	$1,125,357	$4,149,355	$(5,210,045)	$(211)	$109	$4,678	$34	$64,565
Opportunistic Fixed Income Trust
John Hancock Collateral Trust*	—	$56,869	$357,547	$(414,336)	$(85)	$5	$786	$19	—
Select Bond Trust
John Hancock Collateral Trust*	536,375	$13,200,540	$369,204,198	$(377,032,250)	$(6,906)	$(220)	$15,820	$949	$5,365,362
Short Term Government Income Trust
John Hancock Collateral Trust*	—	—	$5,049,001	$(5,049,001)	—	—	$1,443	—	—
Strategic Income Opportunities Trust
John Hancock Collateral Trust*	690,164	$2,919,409	$36,036,915	$(32,050,274)	$(1,504)	$(835)	$7,951	$1,321	$6,903,711
83

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Total Bond Market Trust
John Hancock Collateral Trust*	359,831	$2,699,062	$32,084,429	$(31,182,946)	$(653)	$(507)	$10,810	$689	$3,599,385
Ultra Short Term Bond Trust
John Hancock Collateral Trust*	—	$104,000	$57,260,292	$(57,362,980)	$(1,312)	—	$8,476	—	—
*	Refer to the Securities lending note within Note 2 for details regarding this investment.
9.  Investment by affiliated funds
Certain investors in the portfolios are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the portfolios for the purpose of exercising management or control; however, this investment may represent a significant portion of the portfolios' net assets. At December 31, 2021, the following fund(s) had an affiliate ownership of 5% or more of the portfolios' net assets:
Portfolio	Affiliated Concentration
Core Bond Trust	58.2%
Select Bond Trust	91.8%
10.  Interfund trading
The portfolios are permitted to purchase or sell securities from or to certain other affiliated funds, as set forth in Rule 17a-7 of the 1940 Act, under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the portfolios from or to another fund that is or could be considered an affiliate complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended December 31, 2021, the portfolios engaged in securities purchases and sales with affiliated funds, some of which have different fiscal reporting periods, as follows:
Portfolio	Purchases	Sales
Active Bond Trust	—	$5,320,364
11.  Restricted securities
The portfolios may hold restricted securities which are restricted as to resale and the portfolios have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at December 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Trust
KCAD Holdings I, Ltd.	3-21-11	$1,353,651	165,553,563	—	—	165,553,563	0.0%[1]	$166
MWO Holdings LLC	8-30-16	438,156	445	—	—	445	0.0%[1]	3,369
New Cotai, Inc., Class B	4-12-13	0	3	—	—	3	0.0%	0
								$3,535
[1]	Less than 0.05%.
12.  LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing most LIBOR maturities, including some US LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid US LIBOR maturities on June 30, 2023. It is expected that market participants will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes
84

LIBOR discontinuation risk, continued

to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
13.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
14.  New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
85

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
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John Hancock Variable Insurance Trust
Trustees and officers Information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
INDEPENDENT TRUSTEES
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)	Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle Born: 1959	Trustee (since 2015)	Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial.
Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess[2] Born: 1942	Trustee (since 2005)	Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010).
Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham[2] Born: 1944	Trustee (since 2012)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000).
Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey Born: 1946	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson Born: 1952	Trustee (since 2012)	President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women's Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)	Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
87

John Hancock Variable Insurance Trust
Trustees and officers Information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Frances G. Rathke[2] Born: 1960	Trustee (since 2020)	Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015).
Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo Born: 1949	Trustee (since 2012)	Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
NON-INDEPENDENT TRUSTEES3
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)	Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)	President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019);Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee of various trusts within the John Hancock Fund Complex (since 2018).
88

John Hancock Variable Insurance Trust
Trustees and officers Information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone Born: 1965	Treasurer (since 2012)	Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018)	Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)	Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.
1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
89

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
90

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTBA	12/31
2/22
1115017:0621

JOHN HANCOCK
Variable Insurance Trust
Managed Volatility Growth Portfolio
Managed Volatility Balanced Portfolio
Managed Volatility Moderate Portfolio
Managed Volatility Conservative Portfolio

Annual report
December 31, 2021

John Hancock Variable Insurance Trust
Annual report — Table of contents

Portfolio	Manager’s commentary and fund performance	Portfolio of investments
Managed Volatility Growth Portfolio	5	11
Managed Volatility Balanced Portfolio	6	12
Portfolio	Manager’s commentary and fund performance	Portfolio of investments
Managed Volatility Moderate Portfolio	7	13
Managed Volatility Conservative Portfolio	8	14

2

John Hancock Variable Insurance Trust
Manager’s commentary and portfolio performance

Trust performance
In the following pages, we have set forth information regarding the performance of each Managed Volatility Portfolio of John Hancock Variable Insurance Trust (the trust or JHVIT). There are several ways to evaluate a portfolio’s historical performance. One can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. With respect to all performance information presented, it is important to understand that past performance does not guarantee future results. Return and principal fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Performance tables
The performance tables show two types of total return information: cumulative and average annual total returns. A cumulative total return includes dividend reinvestments and is an expression of a portfolio’s total change in share value in percentage terms over a set period of time—one, five, and ten years (or since the portfolio’s inception if less than the applicable period). An average annual total return takes the portfolio’s cumulative total return for a time period greater than one year and shows what would have happened if the portfolio had performed at a constant rate each year. The tables show all cumulative and average annual total returns, net of fees and expenses of the trust, but do not reflect the insurance (separate account) expenses (including a possible contingent deferred sales charge) of the variable annuity and variable life products that invest in the trust. If these were included, performance would be lower.
Graph—change in value of $10,000 investment and comparative indexes
The performance graph for each portfolio shows the change in value of a $10,000 investment over the life or 10-year period of each portfolio, whichever is shorter. Each portfolio’s performance is compared with the performance of one or more broad-based security indexes as a benchmark. All performance information includes the reinvestment of dividends and capital gain distributions, as well as the deduction of ongoing management fees and portfolio operating expenses. The benchmarks used for comparison are unmanaged and include reinvestment of dividends and capital gain distributions, if any, but do not reflect any fees or expenses. Portfolios that invest in multiple asset classes are compared with a customized benchmark. This benchmark comprises a set percentage allocation from each of the asset classes in which the portfolio invests.
Portfolio managers’ commentary
Finally, we have provided a commentary by the portfolio managers regarding each portfolio’s performance during the year ended December 31, 2021. The views expressed are those of the portfolio managers as of December 31, 2021, and are subject to change based on market and other conditions. Information about a portfolio’s holdings, asset allocation, or country diversification is historical and is no indication of future portfolio composition, which may vary. Information provided in this report should not be considered a recommendation to purchase or sell securities. The portfolios are not insured by the FDIC; are not deposits or other obligations of, or guaranteed by, banks; and are subject to investment risks, including loss of principal amount invested. For a more detailed discussion of the risks associated with the portfolios, see the trust prospectus.

Standard & Poor’s, Standard & Poor’s 500, and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. Bloomberg is a registered trademark of Bloomberg LP. The Managed Volatility Portfolios are not sponsored, endorsed, managed, advised, sold, or promoted by any of these companies, and none of these companies makes any representation regarding the advisability of investing in any Managed Volatility Portfolio.
3

John Hancock Variable Insurance Trust
Portfolio Managers' Commentary

Performance  ►  For the year ended December 31, 2021, the Managed Volatility Growth Trust, Series I shares returned 12.82% and the Blended Index for the portfolio, as defined in the Performance Table below, returned 14.05%.
For the year ended December 31, 2021, the Managed Volatility Balanced Trust, Series I shares returned 9.76% and the Blended Index for the portfolio, as defined in the Performance Table below, returned 9.43%.
For the year ended December 31, 2021, the Managed Volatility Moderate Trust, Series I shares returned 7.90% and the Blended Index for the portfolio, as defined in the Performance Table below, returned 7.17%.
For the year ended December 31, 2021, the Managed Volatility Conservative Trust, Series I shares returned 3.48% and the Blended Index for the portfolio, as defined in the Performance Table below, returned 2.75%.
Environment  ►  U.S. stocks delivered another strong gain in 2021, as massive federal government stimulus and the rollout of highly effective COVID-19 vaccines boosted prospects for an economic recovery. As the year unfolded, healthy corporate earnings, positive consumer spending trends, and the passage of a $1.2 trillion bipartisan infrastructure-spending bill further encouraged investors. The subsequent approval of vaccines for younger populations, booster shots for adults, and new health solutions signaled a path toward more normal economic activity. These tailwinds outweighed market volatility brought on by the spread of the highly infectious Delta and Omicron virus variants and a steep year-over-year rise in inflation resulting from strong demand coupled with supply chain disruptions.
Global equities performed very well in 2021, as the gradual lifting of virus-related restrictions fueled a surge in economic growth and corporate earnings. Monetary policy was also supportive through the first three calendar quarters, with most central banks holding interest rates near zero and maintaining stimulative quantitative easing programs.
In the bond market, U.S. bonds maturing in less than one year posted modestly positive returns in 2021 despite a broad rise in short-term bond yields during the year. By the end of the year, the 12-month consumer inflation rate reached its highest level since June 1982. In response, the U.S. Federal Reserve (Fed) accelerated a plan to taper its bond purchases and signaled that several short-term interest rate increases were likely in 2022, possibly as soon as the first quarter.
All portfolios produced positive returns and outperformed their respective benchmarks except for Managed Volatility Growth, which underperformed its benchmark. The key driver leading to the relative performance of each portfolio can be attributed to the higher allocation to equities in general versus the benchmark. The portfolios were helped by the underweight allocations to international equities, however, within international equities an overweight to emerging market equites was a detractor. Manager selection within the fixed income portion of the portfolios was a positive.
In terms of positioning, we maintained a steady approach throughout the year. Within the equity portfolios, we maintained slight tilts away from U.S. large-cap equities in favor of small and mid-cap equities as well as tilt in favor of international equities over U.S. equities. We believe these shifts help illustrate the potential benefits of our broad investment universe.
For all portfolios, the futures contracts, which seek to manage the volatility of returns and limit the magnitude of losses for the portfolios, contributed positively.

4

Managed Volatility Growth Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Geoffrey Kelley, CFA, Robert Sykes, CFA, Nathan Thooft, CFA, Jeffrey Wu

INVESTMENT OBJECTIVE & POLICIES  ►  The portfolio’s investment objective is to seek long-term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 77% of net assets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.8
Equity	68.4
Large blend	31.5
U.S. large cap	17.4
Emerging-market equity	6.5
U.S. mid cap	5.9
U.S. small cap	4.0
International equity	3.1
Fixed income	28.4
Intermediate bond	28.4
Unaffiliated investment companies	2.2
Equity	2.2
Short-term investments and other	1.0

PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Managed Volatility Growth Portfolio Series I	12.82	8.06	7.28	47.38	101.85
Managed Volatility Growth Portfolio Series II	12.58	7.85	7.06	45.94	97.77
Managed Volatility Growth Portfolio Series NAV	12.85	8.12	7.33	47.77	102.82
Morningstar U.S. Moderately Aggressive Target Allocation Index	15.65	13.05	11.51	84.66	197.21
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
Blended Index	14.05	12.04	10.66	76.52	175.32
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The Blended Index is 49% Russell 3000 Index, 21% MSCI EAFE Index and 30% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the S&P 500 Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.84	1.04	0.79
Net (%)	0.84	1.04	0.79
5

Managed Volatility Balanced Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Geoffrey Kelley, CFA, Robert Sykes, CFA, Nathan Thooft, CFA, Jeffrey Wu

INVESTMENT OBJECTIVE & POLICIES  ►  The portfolio’s investment objective is to seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 55% of net assets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	48.5
Large blend	22.3
U.S. large cap	13.9
Emerging-market equity	4.0
U.S. mid cap	3.7
U.S. small cap	2.8
International equity	1.8
Fixed income	48.9
Intermediate bond	48.9
Unaffiliated investment companies	1.7
Equity	1.7
Short-term investments and other	0.9

PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Managed Volatility Balanced Portfolio Series I	9.76	7.42	6.79	43.06	92.82
Managed Volatility Balanced Portfolio Series II	9.54	7.20	6.58	41.56	89.04
Managed Volatility Balanced Portfolio Series NAV	9.88	7.47	6.84	43.38	93.77
Morningstar U.S. Moderate Target Allocation Index	12.37	11.21	9.88	70.11	156.67
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	9.43	9.68	8.49	58.75	125.84
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 35% Russell 3000 Index, 15% MSCI EAFE Index, and 50% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.81	1.01	0.76
Net (%)	0.81	1.01	0.76
6

Managed Volatility Moderate Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Geoffrey Kelley, CFA, Robert Sykes, CFA, Nathan Thooft, CFA, Jeffrey Wu

INVESTMENT OBJECTIVE & POLICIES  ►  The portfolio’s investment objective is to seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 44% of net assets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	97.4
Equity	38.3
Large blend	18.3
U.S. large cap	12.0
U.S. mid cap	2.7
Emerging-market equity	2.7
U.S. small cap	1.7
International equity	0.9
Fixed income	59.1
Intermediate bond	59.1
Unaffiliated investment companies	1.7
Equity	1.7
Short-term investments and other	0.9

PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Managed Volatility Moderate Portfolio Series I	7.90	6.92	6.44	39.76	86.65
Managed Volatility Moderate Portfolio Series II	7.76	6.72	6.23	38.40	82.99
Managed Volatility Moderate Portfolio Series NAV	8.03	7.00	6.49	40.28	87.61
Morningstar U.S. Moderately Conservative Target Allocation Index	7.19	8.36	7.36	49.40	103.45
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	7.17	8.49	7.39	50.27	103.95
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 28% Russell 3000 Index, 12% MSCI EAFE Index, and 60% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.80	1.00	0.75
Net (%)	0.80	1.00	0.75
7

Managed Volatility Conservative Portfolio
Subadvisor: Manulife Investment Management (US) LLC
Portfolio Managers: Geoffrey Kelley, CFA, Robert Sykes, CFA, Nathan Thooft, CFA, Jeffrey Wu

INVESTMENT OBJECTIVE & POLICIES  ►  The portfolio’s investment objective is to seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses. The portfolio operates as a fund of funds and invests in both equity funds and fixed-income funds. The portfolio also may use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses. The portfolio’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) normally will not exceed 22% of net assets.
CHANGE IN VALUE OF $10,000 INVESTMENT AND COMPARATIVE INDEXES
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	98.5
Equity	19.2
Large blend	9.0
U.S. large cap	6.5
Emerging-market equity	1.4
U.S. mid cap	1.3
U.S. small cap	1.0
Fixed income	79.3
Intermediate bond	79.3
Unaffiliated investment companies	0.8
Equity	0.8
Short-term investments and other	0.7

PERFORMANCE TABLE	Average Annual Total Return			Cumulative Total Return
Total returns for the period ended 12-31-21 (%)	1-year	5-year	10-year	5-year	10-year
Managed Volatility Conservative Portfolio Series I	3.48	5.05	4.71	27.94	58.46
Managed Volatility Conservative Portfolio Series II	3.31	4.85	4.50	26.72	55.34
Managed Volatility Conservative Portfolio Series NAV	3.52	5.11	4.76	28.28	59.21
Morningstar U.S. Conservative Target Allocation Index	3.61	6.21	5.37	35.14	68.68
Bloomberg U.S. Aggregate Bond Index	-1.54	3.57	2.90	19.16	33.07
S&P 500 Index	28.71	18.47	16.55	133.41	362.57
Blended Index	2.75	6.05	5.16	34.15	65.38
Performance does not reflect any insurance-related charges. If these charges were reflected, performance would be lower. Past performance does not predict future results.
Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
The S&P 500 Index tracks the performance of 500 of the largest publicly traded companies in the United States.
The Blended Index is 14% Russell 3000 Index, 6% MSCI EAFE Index, and 80% Bloomberg U.S. Aggregate Bond Index.
Prior to April 26, 2021, the portfolio's primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the portfolio's primary benchmark is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the portfolio’s investment strategy.
It is not possible to invest directly in an index. Index figures do not reflect expenses, which would result in lower returns.
The expense ratios of the portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the portfolio and may differ from the expense ratios disclosed in the financial highlights tables in this report. The expense ratios are as follows:
	Series I	Series II	Series NAV
Gross (%)	0.79	0.99	0.74
Net (%)	0.79	0.99	0.74
8

John Hancock Variable Insurance Trust
Shareholder expense example

As a shareholder of a John Hancock Variable Insurance Trust Managed Volatility Portfolio, you incur ongoing costs, including management fees, distribution and service (Rule 12b-1) fees and other expenses. In addition to the operating expenses which the portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio[2]
Managed Volatility Growth Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,033.70	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Series II	Actual expenses/actual returns	1,000.00	1,032.70	1.84	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Series NAV	Actual expenses/actual returns	1,000.00	1,034.10	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Managed Volatility Balanced Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,026.30	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Series II	Actual expenses/actual returns	1,000.00	1,025.40	1.84	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Series NAV	Actual expenses/actual returns	1,000.00	1,026.70	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Managed Volatility Moderate Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,021.80	$0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Series II	Actual expenses/actual returns	1,000.00	1,020.90	1.83	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Series NAV	Actual expenses/actual returns	1,000.00	1,023.10	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
9

John Hancock Variable Insurance Trust
Shareholder expense example

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio[2]
Managed Volatility Conservative Portfolio
Series I	Actual expenses/actual returns	$1,000.00	$1,011.30	$0.86	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Series II	Actual expenses/actual returns	1,000.00	1,011.10	1.88	0.37%
	Hypothetical example	1,000.00	1,023.30	1.89	0.37%
Series NAV	Actual expenses/actual returns	1,000.00	1,011.80	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Managed Volatility Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.8%
Equity - 68.4%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	8,593,831	$352,690,836
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,162,972	331,931,518
Equity Income, Series NAV, JHVIT (T. Rowe Price)	25,678,258	424,204,823
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,516,146	493,272,282
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	5,957,344	121,529,824
Mid Value, Series NAV, JHVIT (T. Rowe Price)	11,999,431	142,433,245
Multifactor Developed International ETF, JHETF (DFA)	6,667,149	224,620,250
Multifactor Emerging Markets ETF, JHETF (DFA)	4,995,847	145,079,397
Multifactor Mid Cap ETF, JHETF (DFA)	3,044,672	169,253,316
Multifactor Small Cap ETF, JHETF (DFA)	4,192,310	151,971,238
Small Cap Growth, Class NAV, JHF II (Redwood)	2,645,895	54,849,407
Small Cap Value, Series NAV, JHVIT (Wellington)	4,655,247	84,818,601
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	101,409,958	2,294,907,347
		4,991,562,084
Fixed income - 28.4%
Bond, Class NAV, JHSB (MIM US) (B)	32,756,922	529,351,860
Core Bond, Series NAV, JHVIT (Wells Capital)	14,121,972	184,009,300
Select Bond, Series NAV, JHVIT (MIM US) (B)	97,288,620	1,355,230,471
		2,068,591,631
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,979,094,348)		$7,060,153,715
UNAFFILIATED INVESTMENT COMPANIES - 2.2%
Equity - 2.2%
Fidelity 500 Index Fund	643,298	106,349,988
Fidelity International Index Fund	1,038,692	51,197,138
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $129,580,811)		$157,547,126
Managed Volatility Growth Portfolio (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.0%
Financials - 0.0%
Credit Suisse AG 2.800%, 04/08/2022	$2,500,000	$2,515,170
TOTAL CORPORATE BONDS (Cost $2,532,750)		$2,515,170
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
Old Line Funding LLC 0.200%, 05/05/2022 *	1,000,000	999,045
Salt River Project Agricultural Improvement & Power District 0.120%, 01/19/2022 *	3,750,000	3,749,187
Yale University 0.070%, 01/19/2022 *	6,000,000	5,999,766
		10,747,998
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	24,832,461	24,832,461
TOTAL SHORT-TERM INVESTMENTS (Cost $35,581,337)		$35,580,459
Total Investments (Managed Volatility Growth Portfolio) (Cost $6,146,789,246) - 99.5%		$7,255,796,470
Other assets and liabilities, net - 0.5%		38,863,667
TOTAL NET ASSETS - 100.0%		$7,294,660,137
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Formerly known as Mid Cap Stock Trust.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	303	Long	Mar 2022	$43,018,022	$43,186,969	$168,947
Euro STOXX 50 Index Futures	915	Long	Mar 2022	43,658,595	44,664,052	1,005,457
FTSE 100 Index Futures	142	Long	Mar 2022	13,941,546	14,077,028	135,482
Japanese Yen Currency Futures	190	Long	Mar 2022	21,078,720	20,657,750	(420,970)
MSCI Emerging Markets Index Futures	962	Long	Mar 2022	59,745,941	58,985,030	(760,911)
Nikkei 225 Index Futures	82	Long	Mar 2022	19,598,696	20,558,811	960,115
Pound Sterling Currency Futures	163	Long	Mar 2022	13,486,521	13,784,706	298,185
Russell 2000 E-Mini Index Futures	186	Long	Mar 2022	21,087,674	20,858,040	(229,634)
S&P 500 Index E-Mini Futures	1,208	Long	Mar 2022	283,386,933	287,413,399	4,026,466
S&P Mid 400 Index E-Mini Futures	179	Long	Mar 2022	50,353,779	50,794,830	441,051
						$5,624,188

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Managed Volatility Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 48.5%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	5,538,430	$227,297,182
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,290,748	162,412,942
Equity Income, Series NAV, JHVIT (T. Rowe Price)	16,607,811	274,361,033
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,824,635	289,524,868
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	2,649,822	54,056,377
Mid Value, Series NAV, JHVIT (T. Rowe Price)	5,526,331	65,597,552
Multifactor Developed International ETF, JHETF (DFA)	3,016,341	101,622,338
Multifactor Emerging Markets ETF, JHETF (DFA)	2,438,744	70,821,126
Multifactor Mid Cap ETF, JHETF (DFA)	1,728,076	96,063,745
Multifactor Small Cap ETF, JHETF (DFA)	1,990,079	72,140,364
Small Cap Growth, Class NAV, JHF II (Redwood)	1,492,742	30,944,541
Small Cap Value, Series NAV, JHVIT (Wellington)	3,000,455	54,668,294
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	56,625,629	1,281,437,978
		2,780,948,340
Fixed income - 48.9%
Bond, Class NAV, JHSB (MIM US) (B)	44,606,578	720,842,297
Core Bond, Series NAV, JHVIT (Wells Capital)	19,190,103	250,047,042
Select Bond, Series NAV, JHVIT (MIM US) (B)	131,755,612	1,835,355,675
		2,806,245,014
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $4,947,041,904)		$5,587,193,354
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	583,654	96,489,625
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $75,176,354)		$96,489,625
Managed Volatility Balanced Portfolio (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS - 0.0%
Financials - 0.0%
Credit Suisse AG 2.800%, 04/08/2022	$2,500,000	$2,515,170
TOTAL CORPORATE BONDS (Cost $2,532,750)		$2,515,170
SHORT-TERM INVESTMENTS - 0.5%
Commercial paper - 0.2%
Salt River Project Agricultural Improvement & Power District 0.120%, 01/19/2022 *	3,000,000	2,999,350
Yale University 0.070%, 01/19/2022 *	6,000,000	5,999,766
		8,999,116
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	16,819,411	16,819,411
TOTAL SHORT-TERM INVESTMENTS (Cost $25,819,021)		$25,818,527
Total Investments (Managed Volatility Balanced Portfolio) (Cost $5,050,570,029) - 99.6%		$5,712,016,676
Other assets and liabilities, net - 0.4%		23,481,457
TOTAL NET ASSETS - 100.0%		$5,735,498,133
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Formerly known as Mid Cap Stock Trust.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	156	Long	Mar 2022	$22,147,893	$22,234,875	$86,982
Euro STOXX 50 Index Futures	456	Long	Mar 2022	21,757,726	22,258,806	501,080
FTSE 100 Index Futures	70	Long	Mar 2022	6,872,593	6,939,380	66,787
Japanese Yen Currency Futures	94	Long	Mar 2022	10,428,419	10,220,150	(208,269)
MSCI Emerging Markets Index Futures	475	Long	Mar 2022	29,500,335	29,124,625	(375,710)
Nikkei 225 Index Futures	40	Long	Mar 2022	9,560,339	10,028,688	468,349
Pound Sterling Currency Futures	83	Long	Mar 2022	6,867,370	7,019,206	151,836
Russell 2000 E-Mini Index Futures	100	Long	Mar 2022	11,337,459	11,214,000	(123,459)
S&P 500 Index E-Mini Futures	650	Long	Mar 2022	152,484,691	154,651,251	2,166,560
S&P Mid 400 Index E-Mini Futures	91	Long	Mar 2022	25,598,849	25,823,070	224,221
						$2,958,377

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Managed Volatility Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.4%
Equity - 38.3%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	1,343,370	$55,131,904
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,443,789	29,863,100
Equity Income, Series NAV, JHVIT (T. Rowe Price)	4,259,715	70,370,499
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	904,522	68,472,338
Mid Cap Growth, Series NAV, JHVIT (Wellington) (C)	740,655	15,109,366
Mid Value, Series NAV, JHVIT (T. Rowe Price)	1,393,612	16,542,172
Multifactor Developed International ETF, JHETF (DFA)	445,206	14,999,257
Multifactor Emerging Markets ETF, JHETF (DFA)	447,901	13,007,045
Multifactor Mid Cap ETF, JHETF (DFA)	219,702	12,213,234
Multifactor Small Cap ETF, JHETF (DFA)	270,577	9,808,416
Small Cap Growth, Class NAV, JHF II (Redwood)	345,845	7,169,362
Small Cap Value, Series NAV, JHVIT (Wellington)	625,333	11,393,562
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	13,040,585	295,108,430
		619,188,685
Fixed income - 59.1%
Bond, Class NAV, JHSB (MIM US) (B)	15,148,168	244,794,398
Core Bond, Series NAV, JHVIT (Wells Capital)	6,528,015	85,060,033
Select Bond, Series NAV, JHVIT (MIM US) (B)	44,827,660	624,449,309
		954,303,740
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,428,448,625)		$1,573,492,425
Managed Volatility Moderate Portfolio (continued)
	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 1.7%
Equity - 1.7%
Fidelity 500 Index Fund	168,642	$27,879,819
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,190,257)		$27,879,819
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note 0.046%, 02/02/2022 *	$2,000,000	1,999,967
Short-term funds - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	5,835,534	5,835,534
TOTAL SHORT-TERM INVESTMENTS (Cost $7,835,452)		$7,835,501
Total Investments (Managed Volatility Moderate Portfolio) (Cost $1,457,474,334) - 99.6%		$1,609,207,745
Other assets and liabilities, net - 0.4%		5,914,206
TOTAL NET ASSETS - 100.0%		$1,615,121,951
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Formerly known as Mid Cap Stock Trust.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	35	Long	Mar 2022	$4,967,370	$4,988,594	$21,224
Euro STOXX 50 Index Futures	105	Long	Mar 2022	4,992,054	5,125,383	133,329
FTSE 100 Index Futures	15	Long	Mar 2022	1,467,687	1,487,010	19,323
Japanese Yen Currency Futures	20	Long	Mar 2022	2,217,499	2,174,500	(42,999)
MSCI Emerging Markets Index Futures	98	Long	Mar 2022	6,044,850	6,008,870	(35,980)
Nikkei 225 Index Futures	9	Long	Mar 2022	2,157,727	2,256,455	98,728
Pound Sterling Currency Futures	18	Long	Mar 2022	1,489,111	1,522,238	33,127
Russell 2000 E-Mini Index Futures	22	Long	Mar 2022	2,465,372	2,467,080	1,708
S&P 500 Index E-Mini Futures	165	Long	Mar 2022	38,536,116	39,257,625	721,509
S&P Mid 400 Index E-Mini Futures	20	Long	Mar 2022	5,580,878	5,675,400	94,522
						$1,044,491

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Managed Volatility Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 98.5%
Equity - 19.2%
Blue Chip Growth, Series NAV, JHVIT (T. Rowe Price)	418,109	$17,159,208
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	698,741	8,538,615
Equity Income, Series NAV, JHVIT (T. Rowe Price)	1,303,269	21,530,004
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	252,493	19,113,742
Multifactor Developed International ETF, JHETF (DFA)	12,059	406,275
Multifactor Emerging Markets ETF, JHETF (DFA)	122,914	3,569,423
Multifactor Mid Cap ETF, JHETF (DFA)	205,044	11,398,396
Multifactor Small Cap ETF, JHETF (DFA)	235,510	8,537,238
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	3,545,046	80,224,383
		170,477,284
Fixed income - 79.3%
Bond, Class NAV, JHSB (MIM US) (B)	11,223,224	181,367,308
Core Bond, Series NAV, JHVIT (Wells Capital)	4,821,554	62,824,849
Select Bond, Series NAV, JHVIT (MIM US) (B)	33,119,991	461,361,476
		705,553,633
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $824,300,278)		$876,030,917
UNAFFILIATED INVESTMENT COMPANIES - 0.8%
Equity - 0.8%
Fidelity 500 Index Fund	44,946	7,430,550
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $5,672,867)		$7,430,550
Managed Volatility Conservative Portfolio (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Note 0.046%, 02/02/2022 *	$2,000,000	$1,999,967
Short-term funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,624,690	2,624,690
TOTAL SHORT-TERM INVESTMENTS (Cost $4,624,608)		$4,624,657
Total Investments (Managed Volatility Conservative Portfolio) (Cost $834,597,753) - 99.8%		$888,086,124
Other assets and liabilities, net - 0.2%		1,652,722
TOTAL NET ASSETS - 100.0%		$889,738,846
Security Abbreviations and Legend
JHETF	John Hancock Exchange-Traded Fund Trust
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
JHVIT	John Hancock Variable Insurance Trust
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro Currency Futures	7	Long	Mar 2022	$992,399	$997,719	$5,320
Euro STOXX 50 Index Futures	21	Long	Mar 2022	996,093	1,025,077	28,984
FTSE 100 Index Futures	3	Long	Mar 2022	292,869	297,402	4,533
Japanese Yen Currency Futures	4	Long	Mar 2022	441,749	434,900	(6,849)
MSCI Emerging Markets Index Futures	21	Long	Mar 2022	1,284,196	1,287,615	3,419
Nikkei 225 Index Futures	1	Long	Mar 2022	246,898	250,717	3,819
Pound Sterling Currency Futures	3	Long	Mar 2022	248,419	253,706	5,287
Russell 2000 E-Mini Index Futures	4	Long	Mar 2022	440,104	448,560	8,456
S&P 500 Index E-Mini Futures	38	Long	Mar 2022	8,849,070	9,041,151	192,081
S&P Mid 400 Index E-Mini Futures	5	Long	Mar 2022	1,386,382	1,418,850	32,468
						$277,518

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Investment companies
Subadvisors of Affiliated Underlying Funds
Dimensional Fund Advisors, LP	(DFA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Statements of assets and liabilities — December 31, 2021

Assets	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Unaffiliated investments, at value	$195,642,755	$124,823,322	$35,715,320	$12,055,207
Affiliated investments, at value	7,060,153,715	5,587,193,354	1,573,492,425	876,030,917
Total investments, at value	7,255,796,470	5,712,016,676	1,609,207,745	888,086,124
Foreign currency, at value	12,119,809	6,880,876	1,478,648	379,184
Collateral held at broker for futures contracts	28,250,000	17,500,000	4,620,000	1,370,000
Dividends and interest receivable	2,543,872	3,391,973	1,144,579	847,940
Receivable for investments sold	4,222,865	2,700,853	434,029	569,309
Other assets	144,409	114,269	34,834	21,683
Total assets	7,303,077,425	5,742,604,647	1,616,919,835	891,274,240
Liabilities
Payable for futures variation margin	1,035,946	579,309	156,483	37,844
Due to custodian	—	—	29	17
Payable for investments purchased	2,475,396	3,360,578	1,142,032	846,722
Payable for fund shares repurchased	4,548,398	2,919,084	395,610	573,685
Payable to affiliates
Accounting and legal services fees	166,220	129,497	36,197	19,732
Trustees' fees	46	63	21	16
Other liabilities and accrued expenses	191,282	117,983	67,512	57,378
Total liabilities	8,417,288	7,106,514	1,797,884	1,535,394
Net assets	$7,294,660,137	$5,735,498,133	$1,615,121,951	$889,738,846
Net assets consist of
Paid-in capital	$6,158,468,194	$5,003,446,500	$1,444,016,615	$849,339,386
Total distributable earnings (loss)	1,136,191,943	732,051,633	171,105,336	40,399,460
Net assets	$7,294,660,137	$5,735,498,133	$1,615,121,951	$889,738,846
Unaffiliated investments, at cost	$167,694,898	$103,528,125	$29,025,709	$10,297,475
Affiliated investments, at cost	$5,979,094,348	$4,947,041,904	$1,428,448,625	$824,300,278
Foreign currency, at cost	$12,074,925	$6,861,665	$1,472,770	$378,612
Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Series I
Net assets	$588,990,087	$475,841,695	$195,944,174	$144,504,660
Shares outstanding	44,365,831	38,129,534	16,309,124	12,394,411
Net asset value, offering price and redemption price per share	$13.28	$12.48	$12.01	$11.66
Series II
Net assets	$5,630,369,730	$3,990,617,081	$1,277,141,661	$683,042,724
Shares outstanding	425,955,019	322,322,235	107,209,729	59,104,599
Net asset value, offering price and redemption price per share	$13.22	$12.38	$11.91	$11.56
Series NAV
Net assets	$1,075,300,320	$1,269,039,357	$142,036,116	$62,191,462
Shares outstanding	80,849,637	101,355,321	11,807,046	5,318,967
Net asset value, offering price and redemption price per share	$13.30	$12.52	$12.03	$11.69
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Statements of operations — For the year ended December 31, 2021

Investment income	Managed Volatility Growth Portfolio	Managed Volatility Balanced Portfolio	Managed Volatility Moderate Portfolio	Managed Volatility Conservative Portfolio
Dividends from affiliated investments	$126,468,345	$118,346,708	$36,045,327	$23,201,668
Dividends from unaffiliated investments	2,916,624	1,286,106	374,026	103,310
Interest	69,321	55,804	9,035	4,592
Total investment income	129,454,290	119,688,618	36,428,388	23,309,570
Expenses
Investment management fees	13,494,185	10,154,741	2,728,876	1,568,719
Distribution and service fees	14,804,276	10,619,279	3,430,963	1,902,820
Accounting and legal services fees	947,443	756,504	214,110	119,695
Trustees' fees	128,098	102,972	29,422	16,823
Custodian fees	30,974	35,805	35,746	36,236
Printing and postage	109,796	103,797	37,624	28,111
Professional fees	194,108	172,549	70,437	52,665
Other	191,901	146,103	47,443	28,674
Total expenses	29,900,781	22,091,750	6,594,621	3,753,743
Less expense reductions	(7,306,192)	(5,397,154)	(1,442,196)	(820,992)
Net expenses	22,594,589	16,694,596	5,152,425	2,932,751
Net investment income	106,859,701	102,994,022	31,275,963	20,376,819
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	3,421,261	8,660,243	2,820,489	967,266
Affiliated investments	314,898,399	211,566,833	56,760,043	23,372,231
Capital gain distributions received from affiliated investments	408,678,759	241,810,597	59,022,162	18,456,337
Futures contracts	17,414,551	55,000,339	16,086,543	5,178,853
	744,412,970	517,038,012	134,689,237	47,974,687
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	21,569,983	12,070,143	3,373,052	744,181
Affiliated investments	(3,969,822)	(84,439,416)	(42,641,277)	(38,187,423)
Futures contracts	(631,381)	(2,713,621)	(298,520)	(162,437)
	16,968,780	(75,082,894)	(39,566,745)	(37,605,679)
Net realized and unrealized gain (loss)	761,381,750	441,955,118	95,122,492	10,369,008
Increase in net assets from operations	$868,241,451	$544,949,140	$126,398,455	$30,745,827
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Statements of changes in net assets

	Managed Volatility Growth Portfolio		Managed Volatility Balanced Portfolio		Managed Volatility Moderate Portfolio
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$106,859,701	$114,041,111	$102,994,022	$117,870,020	$31,275,963	$36,583,564
Net realized gain (loss)	744,412,970	(602,778,222)	517,038,012	(364,942,505)	134,689,237	(91,822,127)
Change in net unrealized appreciation (depreciation)	16,968,780	283,548,062	(75,082,894)	301,405,870	(39,566,745)	98,618,295
Increase (decrease) in net assets resulting from operations	868,241,451	(205,189,049)	544,949,140	54,333,385	126,398,455	43,379,732
Distributions to shareholders
From earnings
Series I	(12,840,098)	(42,879,993)	(11,926,210)	(37,912,138)	(5,306,189)	(15,203,973)
Series II	(111,959,398)	(458,312,536)	(93,058,090)	(321,920,292)	(32,485,922)	(97,917,019)
Series NAV	(23,712,732)	(60,339,840)	(32,156,787)	(91,761,085)	(3,897,089)	(9,895,427)
Total distributions	(148,512,228)	(561,532,369)	(137,141,087)	(451,593,515)	(41,689,200)	(123,016,419)
From portfolio share transactions
Portfolio share transactions	(975,161,322)	(592,255,161)	(675,125,203)	(373,811,019)	(195,526,275)	(117,606,330)
Issued in reorganization	348,985,371	—	—	—	—	—
Total from portfolio share transactions	(626,175,951)	(592,255,161)	(675,125,203)	(373,811,019)	(195,526,275)	(117,606,330)
Total increase (decrease)	93,553,272	(1,358,976,579)	(267,317,150)	(771,071,149)	(110,817,020)	(197,243,017)
Net assets
Beginning of year	7,201,106,865	8,560,083,444	6,002,815,283	6,773,886,432	1,725,938,971	1,923,181,988
End of year	$7,294,660,137	$7,201,106,865	$5,735,498,133	$6,002,815,283	$1,615,121,951	$1,725,938,971
	Managed Volatility Conservative Portfolio
Increase (decrease) in net assets	Year ended 12-31-21	Year ended 12-31-20
From operations
Net investment income	$20,376,819	$24,959,928
Net realized gain (loss)	47,974,687	(46,843,130)
Change in net unrealized appreciation (depreciation)	(37,605,679)	51,671,293
Increase (decrease) in net assets resulting from operations	30,745,827	29,788,091
Distributions to shareholders
From earnings
Series I	(4,396,341)	(6,678,632)
Series II	(19,648,197)	(33,603,380)
Series NAV	(1,910,753)	(2,588,280)
Total distributions	(25,955,291)	(42,870,292)
From portfolio share transactions
Portfolio share transactions	(121,366,025)	(90,955,045)
Issued in reorganization	—	—
Total from portfolio share transactions	(121,366,025)	(90,955,045)
Total increase (decrease)	(116,575,489)	(104,037,246)
Net assets
Beginning of year	1,006,314,335	1,110,351,581
End of year	$889,738,846	$1,006,314,335
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Growth Portfolio
Series I
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12[5]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
Series II
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12[5]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
Series NAV
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12[5]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. 5. Excludes merger activity.
Managed Volatility Balanced Portfolio
Series I
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
Series II
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
Series NAV
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Financial highlights

Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Managed Volatility Moderate Portfolio
Series I
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
Series II
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
Series NAV
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
Managed Volatility Conservative Portfolio
Series I
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
Series II
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
Series NAV
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
1. Based on average daily shares outstanding. 2. Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 3. Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods. 4. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Notes to financial statements

1.  Organization
John Hancock Variable Insurance Trust (the Trust) is a no-load, open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, four of which are presented in this report (collectively, Managed Volatility Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares: Series I, Series II, and Series NAV. The shares currently offered by each portfolio are shown on the Statements of assets and liabilities. Shares of the portfolios are presently offered only to certain affiliates of John Hancock Variable Trust Advisers LLC (the Advisor). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, for each class may differ.
The investment objectives of the portfolios are as follows:
Managed Volatility Growth Portfolio
To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Balanced Portfolio
To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Moderate Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
Managed Volatility Conservative Portfolio
To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds' shareholder reports are also available without charge by calling 800-344-1029 or visiting jhannuities.com. The underlying funds are not covered by this report.
On April 23, 2021, Managed Volatility Aggressive Portfolio merged into Managed Volatility Growth Portfolio. This was a tax free merger.
2.  Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 p.m. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
20

Significant accounting policies, continued

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios' investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,060,153,715	$7,060,153,715	—	—
Unaffiliated investment companies	157,547,126	157,547,126	—	—
Corporate bonds	2,515,170	—	$2,515,170	—
Short-term investments	35,580,459	24,832,461	10,747,998	—
Total investments in securities	$7,255,796,470	$7,242,533,302	$13,263,168	—
Derivatives:
Assets
Futures	$7,035,703	$6,075,588	$960,115	—
Liabilities
Futures	(1,411,515)	(1,411,515)	—	—

Managed Volatility Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$5,587,193,354	$5,587,193,354	—	—
Unaffiliated investment companies	96,489,625	96,489,625	—	—
Corporate bonds	2,515,170	—	$2,515,170	—
Short-term investments	25,818,527	16,819,411	8,999,116	—
Total investments in securities	$5,712,016,676	$5,700,502,390	$11,514,286	—
Derivatives:
Assets
Futures	$3,665,815	$3,197,466	$468,349	—
Liabilities
Futures	(707,438)	(707,438)	—	—

Managed Volatility Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,573,492,425	$1,573,492,425	—	—
Unaffiliated investment companies	27,879,819	27,879,819	—	—
Short-term investments	7,835,501	5,835,534	$1,999,967	—
Total investments in securities	$1,609,207,745	$1,607,207,778	$1,999,967	—
Derivatives:
Assets
Futures	$1,123,470	$1,024,742	$98,728	—
Liabilities
Futures	(78,979)	(78,979)	—	—

Managed Volatility Conservative Portfolio
Investments in securities:
Assets
21

Significant accounting policies, continued

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Managed Volatility Conservative Portfolio (continued)
Affiliated investment companies	$876,030,917	$876,030,917	—	—
Unaffiliated investment companies	7,430,550	7,430,550	—	—
Short-term investments	4,624,657	2,624,690	$1,999,967	—
Total investments in securities	$888,086,124	$886,086,157	$1,999,967	—
Derivatives:
Assets
Futures	$284,367	$280,548	$3,819	—
Liabilities
Futures	(6,849)	(6,849)	—	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended December 31, 2021 were as follows:
Portfolio	Commitment fee
Managed Volatility Growth Portfolio	$31,722
Managed Volatility Balanced Portfolio	26,377
Managed Volatility Moderate Portfolio	10,795
Managed Volatility Conservative Portfolio	8,117
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
22

Significant accounting policies, continued

For federal income tax purposes, as of December 31, 2021, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2021:
	No Expiration Date
Portfolio	Short Term	Long Term
Managed Volatility Conservative Portfolio	$3,629,184	$—
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Managed Volatility Growth Portfolio	$6,261,487,064	$1,004,051,974	$(4,118,380)	$999,933,594
Managed Volatility Balanced Portfolio	5,131,138,353	590,022,394	(6,185,694)	583,836,700
Managed Volatility Moderate Portfolio	1,481,855,813	130,629,640	(2,233,217)	128,396,423
Managed Volatility Conservative Portfolio	845,852,146	43,556,041	(1,044,545)	42,511,496
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.
The tax character of distributions for the year ended December 31, 2021 was as follows:
Portfolio	Ordinary Income
Managed Volatility Growth Portfolio	$148,512,228
Managed Volatility Balanced Portfolio	137,141,087
Managed Volatility Moderate Portfolio	41,689,200
Managed Volatility Conservative Portfolio	25,955,291
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Managed Volatility Growth Portfolio	$139,588,182	$421,944,187	$561,532,369
Managed Volatility Balanced Portfolio	143,915,838	307,677,677	451,593,515
Managed Volatility Moderate Portfolio	47,318,000	75,698,419	123,016,419
Managed Volatility Conservative Portfolio	29,871,556	12,998,736	42,870,292
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Managed Volatility Growth Portfolio	$14,118,682	$122,094,833
Managed Volatility Balanced Portfolio	10,148,074	138,059,808
Managed Volatility Moderate Portfolio	2,609,803	40,093,239
Managed Volatility Conservative Portfolio	1,516,578	—
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios' financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals, wash sale loss deferrals and derivative transactions.
3.  Derivative instruments
The portfolios may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the portfolios are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
23

Derivative instruments, continued

Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a portfolio than OTC transactions. The exchange or clearinghouse stands between the portfolios and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the portfolios to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the portfolios to unlimited risk of loss.
Upon entering into a futures contract, the portfolio is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by a portfolio, if any, is detailed in the Statements of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the portfolios, if any, are identified in the Portfolios of investments. Subsequent payments, referred to as variation margin, are made or received by a portfolio periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the portfolio. Receivable/Payable for futures variation margin is included in the Statements of assets and liabilities. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The following table details how the portfolios used futures contracts during the year ended December 31, 2021. In addition, the table summarizes the range of notional contract amounts held by the portfolios, as measured at each quarter end:
Portfolio	Reason	USD Notional range
Managed Volatility Growth Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$86.2 million to $637.8 million
Managed Volatility Balanced Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$299.5 million to $349.1 million
Managed Volatility Moderate Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$71.0 million to $101.0 million
Managed Volatility Conservative Portfolio	To manage volatility of returns and gain exposure to foreign currencies.	$15.5 million to $28.2 million
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the portfolios at December 31, 2021 by risk category:
Portfolio	Risk	Statements of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Managed Volatility Growth Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$467,132	$(420,970)
	Equity	Receivable/payable for futures variation margin[1]	Futures	6,568,571	(990,545)
				$7,035,703	$(1,411,515)
Managed Volatility Balanced Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$238,818	$(208,269)
	Equity	Receivable/payable for futures variation margin[1]	Futures	3,426,997	(499,169)
				$3,665,815	$(707,438)
Managed Volatility Moderate Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$54,351	$(42,999)
	Equity	Receivable/payable for futures variation margin[1]	Futures	1,069,119	(35,980)
				$1,123,470	$(78,979)
Managed Volatility Conservative Portfolio	Currency	Receivable/payable for futures variation margin[1]	Futures	$10,607	$(6,849)
	Equity	Receivable/payable for futures variation margin[1]	Futures	273,760	—
				$284,367	$(6,849)

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Portfolios of investments. Only the year end variation margin receivable/payable is separately reported on the Statements of assets and liabilities.
Effect of derivative instruments on the Statements of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(3,901,143)
	Equity	21,315,694
	Total	$17,414,551
24

Derivative instruments, continued

		Statements of operations location - Net realized gain (loss) on:
Portfolio	Risk	Futures contracts
Managed Volatility Balanced Portfolio	Currency	$(1,863,587)
	Equity	56,863,926
	Total	$55,000,339
Managed Volatility Moderate Portfolio	Currency	$(654,669)
	Equity	16,741,212
	Total	$16,086,543
Managed Volatility Conservative Portfolio	Currency	$(148,078)
	Equity	5,326,931
	Total	$5,178,853
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended December 31, 2021:
		Statements of operations location - Change in net unrealized appreciation (depreciation) of:
Portfolio	Risk	Futures contracts
Managed Volatility Growth Portfolio	Currency	$(161,616)
	Equity	(469,765)
	Total	$(631,381)
Managed Volatility Balanced Portfolio	Currency	$(445,729)
	Equity	(2,267,892)
	Total	$(2,713,621)
Managed Volatility Moderate Portfolio	Currency	$(88,096)
	Equity	(210,424)
	Total	$(298,520)
Managed Volatility Conservative Portfolio	Currency	$(21,744)
	Equity	(140,693)
	Total	$(162,437)
4.  Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
5.  Fees and transactions with affiliates
John Hancock Variable Trust Advisers LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Distributors, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are wholly owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated Funds Assets) and (b) a fee on assets not invested in affiliated funds (Other Assets). Affiliated funds are any fund of the Trust (excluding 500 Index Trust, International Equity Index Trust and Total Bond Market Trust), John Hancock Funds II ( JHF II) and John Hancock Funds III. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust and JHF II.
Under the advisory agreement, the portfolios pay a daily management fee to the Advisor. The rates, outlined below, are applied to the Affiliated Funds Assets and Other Assets of each portfolio.
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliated Funds Assets	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. Prior to April 30, 2021, the Advisor contractually agreed to reduce its management fee and/or make payment to the portfolios in an amount equal to the amount by which “Other expenses” of the portfolios exceed 0.00% of the average daily net assets of each portfolio. “Other expenses” means all of the expenses of the portfolios, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolios’ business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. This expense limitation agreement expired on April 30, 2021.
25

Fees and transactions with affiliates, continued

The Advisor has voluntarily agreed to waive its management fee or reimburse the portfolios so that the aggregate management fee retained by the Advisor with respect to both the portfolios and the underlying investments does not exceed 0.50% of the portfolios’ first $7.5 billion of aggregate daily net assets and 0.49% of the portfolios’ aggregate net assets in excess of $7.5 billion. In addition, the Advisor voluntarily agreed to waive its management fees and/or reduce expenses by 0.01% of each portfolio’s average net assets. These voluntary waivers may be terminated at any time by the Advisor upon notice to the Trust.
For the year ended December 31, 2021, the expense reductions described above amounted to the following:
	Expense reimbursement by class
Portfolio	Series I	Series II	Series NAV	Total
Managed Volatility Growth Portfolio	$579,688	$5,770,006	$956,498	$7,306,192
Managed Volatility Balanced Portfolio	447,384	3,804,141	1,145,629	5,397,154
Managed Volatility Moderate Portfolio	174,889	1,148,355	118,952	1,442,196
Managed Volatility Conservative Portfolio	130,385	637,403	53,204	820,992
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Managed Volatility Growth Portfolio	0.08%
Managed Volatility Balanced Portfolio	0.08%
Managed Volatility Moderate Portfolio	0.08%
Managed Volatility Conservative Portfolio	0.08%
Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the portfolios' average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares:
Class	Rule 12b-1 Fee
Series I	0.15%
Series II	0.35%
Currently only 0.05% for Series I shares and 0.25% for Series II shares are charged for 12b-1 fees.
Distribution and service fees for the year ended December 31, 2021 were:
	Distribution and service fees by class
Portfolio	Series l	Series ll	Total
Managed Volatility Growth Portfolio	$293,417	$14,510,859	$14,804,276
Managed Volatility Balanced Portfolio	244,351	10,374,928	10,619,279
Managed Volatility Moderate Portfolio	101,511	3,329,452	3,430,963
Managed Volatility Conservative Portfolio	75,109	1,827,711	1,902,820
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
6.  Portfolio share transactions
Transactions in portfolios' shares for the years ended December 31, 2021 and 2020 were as follows:
Managed Volatility Growth Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,186,756	$15,439,696	751,837	$9,112,977
Issued in reorganization (Note 9)	3,852,981	49,740,247	—	—
Distributions reinvested	965,165	12,840,098	3,737,245	42,879,993
Repurchased	(6,985,500)	(90,373,670)	(6,364,253)	(76,880,544)
Net decrease	(980,598)	$(12,353,629)	(1,875,171)	$(24,887,574)
26

Portfolio share transactions, continued

Managed Volatility Growth Portfolio, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	—	—	280,592	$3,250,936
Issued in reorganization (Note 9)	4,486,392	$57,641,045	—	—
Distributions reinvested	8,447,959	111,959,398	40,224,840	458,312,536
Repurchased	(78,375,846)	(1,004,293,790)	(87,101,027)	(1,054,091,709)
Net decrease	(65,441,495)	$(834,693,347)	(46,595,595)	$(592,528,237)
Series NAV shares
Sold	1,172,725	$15,375,759	1,183,423	$14,080,731
Issued in reorganization (Note 9)	18,679,577	241,604,079	—	—
Distributions reinvested	1,778,491	23,712,732	5,248,195	60,339,840
Repurchased	(4,610,087)	(59,821,545)	(4,072,673)	(49,259,921)
Net increase	17,020,706	$220,871,025	2,358,945	$25,160,650
Total net decrease	(49,401,387)	$(626,175,951)	(46,111,821)	$(592,255,161)
Managed Volatility Balanced Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	322,670	$4,013,738	259,740	$2,987,816
Distributions reinvested	953,610	11,926,210	3,362,749	37,912,138
Repurchased	(5,827,682)	(71,468,953)	(5,722,420)	(66,457,834)
Net decrease	(4,551,402)	$(55,529,005)	(2,099,931)	$(25,557,880)
Series II shares
Sold	7,258	$85,719	—	—
Distributions reinvested	7,501,059	93,058,090	28,825,582	$321,920,292
Repurchased	(55,874,499)	(679,650,596)	(60,178,564)	(699,755,865)
Net decrease	(48,366,182)	$(586,506,787)	(31,352,982)	$(377,835,573)
Series NAV shares
Sold	546,972	$6,685,449	469,378	$5,587,926
Distributions reinvested	2,563,135	32,156,787	8,107,681	91,761,085
Repurchased	(5,841,110)	(71,931,647)	(5,786,057)	(67,766,577)
Net increase (decrease)	(2,731,003)	$(33,089,411)	2,791,002	$29,582,434
Total net decrease	(55,648,587)	$(675,125,203)	(30,661,911)	$(373,811,019)
Managed Volatility Moderate Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	453,100	$5,397,869	578,999	$6,707,558
Distributions reinvested	441,216	5,306,189	1,364,133	15,203,973
Repurchased	(2,814,639)	(33,524,575)	(3,346,067)	(38,069,656)
Net decrease	(1,920,323)	$(22,820,517)	(1,402,935)	$(16,158,125)
Series II shares
Sold	178,498	$2,062,232	207,390	$2,261,393
Distributions reinvested	2,723,941	32,485,922	8,867,532	97,917,019
Repurchased	(17,248,540)	(203,873,928)	(18,422,012)	(208,844,582)
Net decrease	(14,346,101)	$(169,325,774)	(9,347,090)	$(108,666,170)
Series NAV shares
Sold	613,790	$7,364,190	501,846	$5,695,282
Distributions reinvested	323,530	3,897,089	886,180	9,895,427
Repurchased	(1,240,170)	(14,641,263)	(731,279)	(8,372,744)
Net increase (decrease)	(302,850)	$(3,379,984)	656,747	$7,217,965
Total net decrease	(16,569,274)	$(195,526,275)	(10,093,278)	$(117,606,330)
Managed Volatility Conservative Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series I shares
Sold	1,210,490	$14,356,246	1,373,715	$15,916,373
Distributions reinvested	376,710	4,396,341	578,759	6,678,632
Repurchased	(2,416,337)	(28,684,578)	(2,816,339)	(32,393,462)
Net decrease	(829,137)	$(9,931,991)	(863,865)	$(9,798,457)
27

Portfolio share transactions, continued

Managed Volatility Conservative Portfolio, Cont'd	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Series II shares
Sold	426,503	$5,015,835	1,608,725	$18,277,388
Distributions reinvested	1,699,472	19,648,197	2,937,722	33,603,380
Repurchased	(11,907,190)	(139,021,041)	(11,877,146)	(136,298,742)
Net decrease	(9,781,215)	$(114,357,009)	(7,330,699)	$(84,417,974)
Series NAV shares
Sold	485,010	$5,709,925	496,360	$5,765,396
Distributions reinvested	163,307	1,910,753	223,584	2,588,280
Repurchased	(397,467)	(4,697,703)	(436,453)	(5,092,290)
Net increase	250,850	$2,922,975	283,491	$3,261,386
Total net decrease	(10,359,502)	$(121,366,025)	(7,911,073)	$(90,955,045)
Affiliates of the Trust owned 100% of shares of the portfolios on December 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
7.  Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2021:

Portfolio	Purchases	Sales
Managed Volatility Growth Portfolio	$891,988,426	$1,490,659,270
Managed Volatility Balanced Portfolio	629,449,684	1,054,617,499
Managed Volatility Moderate Portfolio	166,006,249	297,429,192
Managed Volatility Conservative Portfolio	65,159,154	166,622,513
8.  Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Managed Volatility Growth Portfolio
	Equity Income Trust	25.1%
	Strategic Equity Allocation Trust	24.7%
	Mid Value Trust	21.5%
	Core Bond Trust	18.4%
	Select Bond Trust	17.4%
	Small Cap Value Trust	15.3%
	Blue Chip Growth Trust	14.5%
	Emerging Markets Equity Fund	13.9%
	Mid Cap Growth Trust	13.1%
	Small Cap Growth Fund	8.6%
	Fundamental Large Cap Core Fund	7.8%
Managed Volatility Balanced Portfolio
	Core Bond Trust	25.0%
	Select Bond Trust	23.6%
	Equity Income Trust	16.2%
	Strategic Equity Allocation Trust	13.8%
	Mid Value Trust	9.9%
	Small Cap Value Trust	9.9%
	Blue Chip Growth Trust	9.3%
	Emerging Markets Equity Fund	6.8%
	Mid Cap Growth Trust	5.8%
Managed Volatility Moderate Portfolio
	Core Bond Trust	8.5%
	Select Bond Trust	8.0%
Managed Volatility Conservative Portfolio
	Core Bond Trust	6.3%
	Select Bond Trust	5.9%
28

Investment in affiliated underlying funds, continued

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Managed Volatility Growth Portfolio
Blue Chip Growth	8,593,831	$344,827,830	$85,142,912	$(91,111,672)	$15,934,399	$(2,102,633)	—	$46,338,429	$352,690,836
Bond	32,756,922	514,317,333	80,307,235	(44,791,671)	3,481,271	(23,962,308)	$17,684,197	3,038,577	529,351,860
Core Bond	14,121,972	179,232,257	33,364,845	(13,619,881)	624,322	(15,592,243)	3,515,359	7,936,156	184,009,300
Emerging Markets Equity	27,162,972	357,317,257	80,071,007	(53,840,329)	17,696,944	(69,313,361)	1,097,283	32,525,550	331,931,518
Equity Income	25,678,258	346,851,677	56,791,014	(57,371,193)	1,696,617	76,236,708	8,311,654	8,449,510	424,204,823
Fundamental Large Cap Core	6,516,146	455,639,051	76,571,858	(140,117,352)	37,962,160	63,216,565	1,156,771	33,835,477	493,272,282
Mid Cap Stock	5,957,344	130,122,015	44,468,061	(26,751,923)	9,119,163	(35,427,492)	—	34,100,089	121,529,824
Mid Value	11,999,431	133,072,442	13,787,976	(29,467,324)	1,922,367	23,117,784	1,399,702	6,499,656	142,433,245
Multifactor Developed International ETF	6,667,149	223,570,716	9,720,208	(29,406,479)	6,225,819	14,509,986	7,217,543	—	224,620,250
Multifactor Emerging Markets ETF	4,995,847	152,609,186	10,070,873	(19,172,267)	4,784,547	(3,212,942)	3,913,402	—	145,079,397
Multifactor Large Cap ETF	—	215,170,584	542	(225,123,537)	63,425,038	(53,472,627)	—	—	—
Multifactor Mid Cap ETF	3,044,672	163,704,741	5,469,428	(38,478,939)	12,506,431	26,051,655	1,261,133	—	169,253,316
Multifactor Small Cap ETF	4,192,310	151,375,502	4,834,836	(33,456,038)	8,339,016	20,877,922	1,698,496	—	151,971,238
Select Bond	97,288,620	1,318,958,454	201,753,741	(105,435,061)	6,770,466	(66,817,129)	39,216,515	6,497,394	1,355,230,471
Small Cap Growth	2,645,895	56,028,528	15,557,134	(16,455,438)	4,691,202	(4,972,019)	—	13,680,195	54,849,407
Small Cap Value	4,655,247	76,257,185	9,346,844	(21,249,451)	(1,587,467)	22,051,490	472,101	737,667	84,818,601
Strategic Equity Allocation	101,409,958	2,262,230,619	342,482,816	(512,204,554)	121,306,104	81,092,362	39,524,189	215,040,059	2,294,907,347
					$314,898,399	$52,281,718**	$126,468,345	$408,678,759	$7,060,153,715
Managed Volatility Balanced Portfolio
Blue Chip Growth	5,538,430	$244,860,729	$45,555,821	$(71,175,844)	$11,935,460	$(3,878,984)	—	$30,049,122	$227,297,182
Bond	44,606,578	746,505,054	56,160,548	(52,930,473)	4,142,585	(33,035,417)	$24,317,951	4,119,108	720,842,297
Core Bond	19,190,103	258,812,225	27,298,581	(15,444,826)	(199,715)	(20,419,223)	4,755,006	10,734,740	250,047,042
Emerging Markets Equity	13,290,748	183,595,560	40,318,128	(34,453,815)	11,387,115	(38,434,046)	535,289	15,866,973	162,412,942
Equity Income	16,607,811	244,494,276	29,587,919	(50,424,239)	(1,044,888)	51,747,965	5,401,780	5,491,373	274,361,033
Fundamental Large Cap Core	3,824,635	286,586,286	37,552,815	(91,293,591)	24,251,453	32,427,905	678,964	19,859,644	289,524,868
Mid Cap Stock	2,649,822	63,168,332	18,260,110	(14,974,615)	5,694,401	(18,091,851)	—	15,237,162	54,056,377
Mid Value	5,526,331	64,442,311	5,554,232	(15,522,282)	1,053,265	10,070,026	646,895	3,003,922	65,597,552
Multifactor Developed International ETF	3,016,341	108,379,177	910,888	(16,444,194)	3,502,192	5,274,275	3,274,658	—	101,622,338
Multifactor Emerging Markets ETF	2,438,744	78,926,753	3,310,791	(11,631,669)	2,904,913	(2,689,662)	1,910,922	—	70,821,126
Multifactor Large Cap ETF	—	130,841,907	495	(136,816,140)	39,739,631	(33,765,893)	—	—	—
Multifactor Mid Cap ETF	1,728,076	99,427,006	651,134	(25,062,747)	7,957,086	13,091,266	716,235	—	96,063,745
Multifactor Small Cap ETF	1,990,079	76,628,967	825,399	(18,461,449)	4,555,186	8,592,261	807,493	—	72,140,364
Select Bond	131,755,612	1,898,131,139	141,030,254	(120,671,427)	4,708,703	(87,842,994)	52,858,148	8,757,540	1,835,355,675
29

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	1,492,742	$33,766,015	$8,101,028	$(10,524,752)	$3,637,295	$(4,035,045)	—	$7,717,993	$30,944,541
Small Cap Value	3,000,455	51,422,434	5,696,529	(15,459,680)	(4,356)	13,013,367	$305,065	476,670	54,668,294
Strategic Equity Allocation	56,625,629	1,351,829,731	145,454,957	(326,729,851)	87,346,507	23,536,634	22,138,302	120,496,350	1,281,437,978
					$211,566,833	$(84,439,416)	$118,346,708	$241,810,597	$5,587,193,354
Managed Volatility Moderate Portfolio
Blue Chip Growth	1,343,370	$62,879,020	$13,038,652	$(22,932,361)	$3,730,788	$(1,584,195)	—	$7,333,071	$55,131,904
Bond	15,148,168	260,488,386	15,518,955	(21,269,732)	1,654,772	(11,597,983)	$8,324,734	1,398,987	244,794,398
Core Bond	6,528,015	90,110,484	8,433,248	(6,405,240)	(116,351)	(6,962,108)	1,625,902	3,670,581	85,060,033
Emerging Markets Equity	2,443,789	33,770,614	9,657,773	(8,585,026)	2,903,001	(7,883,262)	98,772	2,927,802	29,863,100
Equity Income	4,259,715	62,653,757	7,030,582	(12,340,705)	179,901	12,846,964	1,386,488	1,409,484	70,370,499
Fundamental Large Cap Core	904,522	68,994,145	10,127,642	(24,323,465)	6,580,546	7,093,470	160,574	4,696,786	68,472,338
Mid Cap Stock	740,655	16,887,423	5,671,713	(4,089,689)	1,560,583	(4,920,664)	—	4,158,132	15,109,366
Mid Value	1,393,612	17,201,567	1,435,794	(5,049,467)	379,802	2,574,476	163,339	758,480	16,542,172
Multifactor Developed International ETF	445,206	16,193,552	96,747	(2,595,123)	557,407	746,674	483,094	—	14,999,257
Multifactor Emerging Markets ETF	447,901	14,625,784	686,000	(2,357,371)	590,127	(537,495)	350,333	—	13,007,045
Multifactor Large Cap ETF	—	32,612,602	—	(34,121,898)	10,333,725	(8,824,429)	—	—	—
Multifactor Mid Cap ETF	219,702	12,962,782	120,446	(3,598,195)	1,167,281	1,560,920	91,697	—	12,213,234
Multifactor Small Cap ETF	270,577	10,665,142	169,072	(2,840,042)	696,788	1,117,456	110,017	—	9,808,416
Select Bond	44,827,660	663,003,003	39,602,135	(49,562,848)	2,079,098	(30,672,079)	18,081,518	2,995,747	624,449,309
Small Cap Growth	345,845	7,964,232	2,088,955	(2,816,179)	965,506	(1,033,152)	—	1,788,137	7,169,362
Small Cap Value	625,333	11,212,994	985,211	(3,593,626)	51,935	2,737,048	64,060	100,095	11,393,562
Strategic Equity Allocation	13,040,585	316,195,187	35,137,854	(82,366,827)	23,445,134	2,697,082	5,104,799	27,784,860	295,108,430
					$56,760,043	$(42,641,277)	$36,045,327	$59,022,162	$1,573,492,425
Managed Volatility Conservative Portfolio
Blue Chip Growth	418,109	$20,647,348	$5,491,151	$(9,736,836)	$2,335,044	$(1,577,499)	—	$2,277,265	$17,159,208
Bond	11,223,224	204,462,129	8,585,778	(24,073,505)	1,859,691	(9,466,785)	$6,296,265	1,036,602	181,367,308
Core Bond	4,821,554	70,821,213	4,540,052	(7,189,634)	(91,775)	(5,255,007)	1,213,837	2,740,316	62,824,849
Emerging Markets Equity	698,741	9,805,081	3,989,163	(3,878,570)	1,457,369	(2,834,428)	28,192	835,669	8,538,615
Equity Income	1,303,269	20,685,340	2,800,702	(6,074,964)	335,012	3,783,914	426,210	433,279	21,530,004
Fundamental Large Cap Core	252,493	20,218,591	3,488,101	(8,548,305)	3,800,081	155,274	44,824	1,311,086	19,113,742
Multifactor Developed International ETF	12,059	458,476	22,654	(112,104)	24,978	12,271	13,213	—	406,275
Multifactor Emerging Markets ETF	122,914	4,115,506	604,918	(1,175,594)	265,580	(240,987)	96,249	—	3,569,423
Multifactor Large Cap ETF	—	9,038,161	199	(9,446,958)	2,954,596	(2,545,998)	—	—	—
Multifactor Mid Cap ETF	205,044	12,862,274	586,237	(4,682,866)	1,512,639	1,120,112	86,320	—	11,398,396
Multifactor Small Cap ETF	235,510	9,634,844	632,749	(3,367,883)	822,473	815,055	96,747	—	8,537,238
30

Investment in affiliated underlying funds, continued

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Select Bond	33,119,991	$520,319,852	$19,204,467	$(56,480,687)	$2,025,641	$(23,707,797)	$13,506,363	$2,237,735	$461,361,476
Strategic Equity Allocation	3,545,046	90,828,236	10,726,297	(28,955,504)	6,070,902	1,554,452	1,393,448	7,584,385	80,224,383
					$23,372,231	$(38,187,423)	$23,201,668	$18,456,337	$876,030,917
**	Includes unrealized appreciation of investments received in reorganization. See Reorganization note following.
9.  Reorganization
On April 6, 2021, the shareholders of Managed Volatility Aggressive Portfolio (the Acquired Portfolio) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of Managed Volatility Growth Portfolio (the Acquiring Portfolio) with a value equal to the net assets transferred.
The Agreement provided for (a) the acquisition of all the assets, subject to all the liabilities, of the Acquired Portfolio in exchange for shares of the Acquiring Portfolio with a value equal to the net assets transferred; (b) the liquidation of the Acquired Portfolio; and (c) the distribution to Acquired Portfolio’s shareholders of such Acquiring Portfolio’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Portfolio is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Portfolio or its shareholders. Thus, the investments were transferred to the Acquiring Portfolio at the Acquired Portfolio’s identified cost. All distributable amounts of net income and realized gains from the Acquired Portfolio were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Advisor and the Acquired Portfolio. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 23, 2021. The following outlines the reorganization:
Acquiring Portfolio	Acquired Portfolio	Net Asset Value of the Acquired Portfolio	Appreciation of the Acquired Portfolio’s Investments	Shares Redeemed by the Acquired Portfolio	Shares Issued by the Acquiring Portfolio	Acquiring Portfolio Net Assets Prior to Combination	Acquiring Portfolio Total Net Assets After Combination
Managed Volatility Growth Portfolio	Managed Volatility Aggressive Portfolio	$348,985,371	$56,251,540	32,140,529	27,018,950	$7,295,547,690	$7,644,533,061
Because the combined portfolio has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Portfolio that have been included in the Acquiring Portfolio’s Statement of operations at December 31, 2021. See Note 6 for capital shares issued in connection with the above referenced reorganization.
10.  Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
31

John Hancock Variable Insurance Trust

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of Managed Volatility Growth Portfolio, Managed Volatility Balanced Portfolio, Managed Volatility Moderate Portfolio and Managed Volatility Conservative Portfolio (four of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
32

John Hancock Variable Insurance Trust
Trustees and officers Information

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
INDEPENDENT TRUSTEES
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Hassell H. McClellan Born: 1945	Trustee (since 2005) and Chairperson of the Board (since 2017)	Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013).
Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle Born: 1959	Trustee (since 2015)	Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial.
Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess[2] Born: 1942	Trustee (since 2005)	Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010-2016); Director, PMA Capital Corporation (2004-2010).
Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham[2] Born: 1944	Trustee (since 2012)	Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000).
Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey Born: 1946	Trustee (since 2008)	Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson Born: 1952	Trustee (since 2012)	President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women's Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky Born: 1944	Trustee and Vice Chairperson of the Board (since 2012)	Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).
Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
33

John Hancock Variable Insurance Trust
Trustees and officers Information

Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Frances G. Rathke[2] Born: 1960	Trustee (since 2020)	Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015).
Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo Born: 1949	Trustee (since 2012)	Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002-2006); Vice Chairman, Industrial Markets, KPMG (1998-2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986-1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989-1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990-1995).
Trustee of various trusts within the John Hancock Fund Complex (since 2008).
NON-INDEPENDENT TRUSTEES3
Name, Year of Birth	Position with the Trust[1]	Principal Occupation(s) and Other Directorships During Past Five Years
Andrew G. Arnott Born: 1971	President and Non-Independent Trustee (since 2017)	Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison Born: 1963	Non-Independent Trustee (since 2018)	President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019);Member, Board of Directors, Manulife Assurance Canada (2015–2017); Board Member, St. Mary’s General Hospital Foundation (2014–2017); Member, Board of Directors, Manulife Bank of Canada (2013–2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013–2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013).
Trustee of various trusts within the John Hancock Fund Complex (since 2018).
34

John Hancock Variable Insurance Trust
Trustees and officers Information

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES
Name, Year of Birth	Position with the Trust	Principal Occupation(s) and Other Directorships During Past Five Years
Charles A. Rizzo Born: 1957	Chief Financial Officer (since 2007)	Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone Born: 1965	Treasurer (since 2012)	Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler Born: 1973	Secretary and Chief Legal Officer (since 2018)	Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg Born: 1979	Chief Compliance Officer (since 2020)	Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-344-1029.
1	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
2	Member of the Audit Committee.
3	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
35

John Hancock Variable Insurance Trust
For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at www.sec.gov.
PROXY VOTING POLICY A description of the trust’s proxy voting policies and procedures and information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 800-344-1029 or on the SEC website at www.sec.gov.
QUARTERLY PORTFOLIO DISCLOSURE All of each fund's holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. Each fund’s Form N-PORT filings are available on the SEC’s website, www.sec.gov.
The report is certiﬁed under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to afﬁrm that, to the best of their knowledge, the information in their ﬁnancial reports is fairly and accurately stated in all material respects.
36

John Hancock Annuities Service Center
P.O. Box 55444
Boston, MA 02205-5444
Management of the trust
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott, President
Charles A. Rizzo, Chief Financial Officer
Salvatore Schiavone, Treasurer
Christopher (Kit) Sechler, Secretary and Chief Legal Officer
Trevor Swanberg, Chief Compliance Officer
*	Member of the Audit Committee
†	Non-Independent Trustee
Investment advisor
John Hancock Variable Trust Advisers LLC
Principal distributor
John Hancock Distributors, LLC
JHTLA	12/31
2/22
1115018:0621

American Funds Insurance Series® Annual report for the year ended December 31, 2021

Investing in global
companies for
the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

46	Global Growth Fund

50	Global Small Capitalization Fund

58	Growth Fund

65	International Fund

71	New World Fund®

84	Washington Mutual Investors FundSM

89	Capital World Growth and Income Fund®

98	Growth-Income Fund

104	International Growth and Income Fund

110	Capital Income Builder®

125	Asset Allocation Fund

155	Global Balanced Fund

169	The Bond Fund of America®

195	Capital World Bond Fund®

216	American High-Income Trust®

235	American Funds Mortgage Fund®

243	Ultra-Short Bond Fund

245	U.S. Government Securities Fund®

253	Managed Risk Growth Fund

255	Managed Risk International Fund

257	Managed Risk Washington Mutual Investors Fund

259	Managed Risk Growth-Income Fund

261	Managed Risk Asset Allocation Fund

263	Financial statements

Fellow investors:

Global stocks rallied for the third year in a row, rising 18.54% as measured by the MSCI ACWI (All Country World Index).1,2 Market optimism due to massive government stimulus measures and pent-up consumer demand was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. Energy stocks generated the largest returns, rising more than 40% as oil prices rebounded from the pandemic lows of 2020. Information technology stocks also posted impressive gains, rising nearly 30%. All major sectors enjoyed positive returns but some traditionally defensive sectors, including utilities and consumer staples, trailed significantly behind the overall market gains.

U.S. equities surged as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020, with an increase of 26.67% recorded by the MSCI USA Index.1,3 Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit. Most U.S. fixed income markets were slightly down as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%.

European stocks rallied for some of the same reasons, though not as strongly as the U.S. All sectors registered positive gains for the year, supported by pent-up consumer demand and a strong rebound in manufacturing activity. Overall, the MSCI Europe Index rose 16.30%.1,4 Elsewhere among developed markets, Japanese equities lagged developed markets, weighed down by supply chain disruptions and the economic impact of COVID-19. The MSCI Japan Index1,5 rose 1.71% in U.S. dollar terms, held back partly by the weaker yen. The Japanese currency, which declined 10% against the U.S. dollar, lost appeal amid rising yields in the U.S. and Europe.

Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector. Overall, the MSCI Emerging Markets Investable Market Index finished essentially flat for the year.1,6 In China, a government crackdown in the technology, education and online gaming sectors led to a sweeping selloff.

All market returns referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.

[1]	Source: MSCI.
[2]	The MSCI ACWI is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[3]	The MSCI USA Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the U.S. portion of the world market. Results reflect dividends net of withholding taxes.
[4]	MSCI Europe Index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 10 developed equity markets in Europe. Results reflect dividends net of withholding taxes.
[5]	MSCI Japan Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market results of Japan. Results reflect dividends net of withholding taxes.
[6]	MSCI Emerging Markets Investable Market Index (IMI) is a free float-adjusted market capitalization weighted index that is designed to measure results of the large-, mid-, and small-capitalization segments of more than 20 emerging equity markets. Results reflect dividends net of withholding taxes.

American Funds Insurance Series	1

Meanwhile, China’s economy decelerated amid a broad policy attempt to promote equality and stability, known as common prosperity.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied. The Bloomberg U.S. Corporate Investment Grade Index7,8 lost 1.04% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index7,9 gained 5.26%. More broadly, the Bloomberg Global Aggregate Index7,10 was down 4.71%, while the Bloomberg U.S. Aggregate Index7,11 declined 1.54%. The J.P. Morgan Emerging Markets Bond Index – Global12 was down 1.51%.

In foreign exchange markets, a strong U.S. dollar continued to get stronger, particularly as the Fed indicated it might raise interest rates three times in 2022. For the year, the dollar posted significant gains against the euro, the yen and most other currencies.

Looking ahead

The future path for stocks remains difficult to anticipate, as always. Investors are counting on the economic recovery to continue, as vaccines and natural immunity reduce the impact of the coronavirus. Earnings growth will likely remain strong. Investors would also like to see a continuation of supportive fiscal and monetary policies from the government. This latter point has been thrown into question recently, as inflation experienced its largest 12-month increase in decades (nearly 7% as of November 30). In response, the Fed has said it will be as active as necessary to combat inflation that is not transitory, including by raising interest rates numerous times. A moderate rise in rates likely will be digested just fine, but if rates rise too much, we would expect to see a meaningful drop in valuation, particularly among high-multiple growth stocks that have done so well for a number of years now. Given our long investment horizon, we will continue to focus on finding those companies with the best fundamentals and the best risk versus return trade-offs, and remain confident that we will find plenty of attractive securities in this environment. If volatility rises in the coming year, we will remain committed to our process and look for opportunities.

Our time-tested process is based on extensive research, a long-term outlook and close attention to valuation, and has served investors well over time. As always, we thank you for your continued support of our efforts and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Co-President

Alan N. Berro
Co-President

February 14, 2022

[7]	Source: Bloomberg Index Services Ltd.
[8]	Bloomberg U.S. Corporate Investment Grade Index represents the universe of investment grade, publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.
[9]	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%.
[10]	Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets.
[11]	Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[12]	JP Morgan Emerging Markets Bond Index – Global tracks total returns for U.S. dollar-denominated debt instruments issued by emerging markets sovereign and quasi-sovereign entities, including Brady bonds, loans and Eurobonds.

2	American Funds Insurance Series

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. This waiver will be in effect through at least May 1, 2022, for all funds except International Growth and Income Fund, which will be in effect through at least December 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. The waivers and reimbursements will be in effect through at least May 1, 2022, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

American Funds Insurance Series	3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund advanced 16.72% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the health care sector was the top driver of additive returns. Compared to the index, weightings in information technology sector firms ASML and Microsoft benefitted the fund and were among its top contributors to relative returns. The biggest drag on relative returns was PayPal, also in the information technology sector, where returns lagged the market for the year.

On a geographic basis, stocks of companies domiciled in the Netherlands and Japan were among the top contributors to results, while stocks of companies based in Hong Kong and the United States were among the top detractors.

The fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high quality products and services, and whose values are not yet fully reflected in their share prices.

4	American Funds Insurance Series

Global Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Gross expense ratio	Net expense ratio

Class 1	16.72%	20.00%	15.95%	11.24%	.55%	.42%
Class 1A	16.45	19.71	15.67	10.96	.80	.67
Class 2	16.42	19.70	15.66	10.96	.80	.67
Class 4	16.14	19.39	15.41	10.70	1.05	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 6.98% for the 12 months ended December 31, 2021. Its benchmark, the MSCI All Country World Small Cap Index,1 a free float-adjusted market capitalization-weighted index designed to measure equity market results of smaller capitalization companies in both developed and emerging markets, gained 16.10%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection in the utilities sector contributed the most to relative returns. An investment in health care sector firm GW Pharmaceuticals was among the fund’s top individual contributors over the period, as the stock widely outpaced the broader market. On the downside, health care company Haemonetics lagged the broader market and the fund’s holdings in its stock detracted from returns.

Investments in companies domiciled in India and Taiwan were overall additive to returns, while investments in those domiciled in China and the United States were detractors, overall.

The fund’s portfolio managers continue to seek investment opportunities in undervalued companies that have the potential to change industries and benefit shareholders. The fund is supported by an unparalleled global research effort that carefully selects each holding based on careful analysis of companies and substantial interactions with their managements, suppliers and customers. As always, we maintain our commitment to investing for the long term.

6	American Funds Insurance Series

Global Small Capitalization Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Gross expense ratio	Net expense ratio

Class 1	6.98%	15.74%	12.79%	10.37%	.74%	.65%
Class 1A	6.73	15.47	12.52	10.10	.99	.90
Class 2	6.74	15.45	12.51	10.10	.99	.90
Class 4	6.43	15.16	12.24	9.83	1.24	1.15

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 22.30% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

The fund’s top contributors in relative terms were the consumer discretionary and consumer staples sectors. Investments in Tesla and ASML, both of which outpaced the broader market, were additive to relative results. On the downside, an investment in RingCentral and a lower-than-benchmark position in Nvidia, which outpaced the market, detracted from relative returns.

As both the pandemic and economic growth continue, portfolio managers and analysts are considering whether shortages of supplies and labor will continue to drive both prices and interest rates higher. For growth companies in this environment, the bigger the disconnect between sales and cash flow growth, the more vulnerable the securities. The fund’s managers and research team will continue to appraise this economic environment in search of attractive opportunities for capital appreciation.

8	American Funds Insurance Series

Growth Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	22.30%	25.75%	20.01%	14.06%	.35%
Class 1A	21.97	25.45	19.72	13.78	.60
Class 2	21.97	25.43	19.71	13.78	.60
Class 3	22.07	25.52	19.80	13.86	.53
Class 4	21.69	25.12	19.44	13.50	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund declined 1.23% for the 12 months ended December 31, 2021. Its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), gained 7.82%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, investments in the energy and utilities sectors boosted relative returns. Within individual securities, a higher-than-index position in ABN AMRO Bank was additive to returns as the stock outpaced the wider market. On the downside, some investments within the health care and financials sectors hindered relative returns. Among individual securities, Brazilian cloud technology platform StoneCo was a top detractor as its stock lagged the broader market.

Looking ahead, economic growth prospects are strong, particularly in developed markets, despite the continued rise in infection rates of COVID-19 led by the omicron variant. Fund managers note that while emerging markets were hit hard during the pandemic, the worst may be behind them, and economic recovery seems to be progressing well. Counter-balancing optimism for a global economic recovery is the potential for a further rise in inflation, which may dampen the real returns of financial assets. Given this backdrop, the portfolio managers have different views about how to position their portfolios, but as always, within the context of fundamental research behind each decision.

10	American Funds Insurance Series

International Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–1.23%	9.91%	8.40%	8.08%	.55%
Class 1A	–1.47	9.64	8.14	7.81	.80
Class 2	–1.49	9.63	8.13	7.81	.80
Class 3	–1.39	9.71	8.20	7.89	.73
Class 4	–1.71	9.37	7.88	7.55	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund was up 5.16% for the 12 months ended December 31, 2021. Its benchmark index, the MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), was up 18.54%. The MSCI Emerging Markets (EM) Index,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global emerging markets (consisting of more than 20 emerging market country indexes), declined by 2.54%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Stock selection within the materials sector was beneficial to the fund. Taiwan-based technology firm Silergy was a top contributor, with its stock sharply outpacing the broader market. On the downside, stock selection within the financials and information technology sectors were the largest detractors from relative returns. Among individual security selection, a position in Brazil-based payments firm PagSeguro was a top detractor.

The fund’s portfolio managers remain focused on companies that could benefit from broader secular trends in emerging markets. These include a mix of faster growing companies in digital-oriented industries and those companies with dominant market positions and pricing power.

12	American Funds Insurance Series

New World Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	5.16%	13.53%	8.94%	8.98%	.74%	.57%
Class 1A	4.90	13.25	8.67	8.71	.99	.82
Class 2	4.92	13.25	8.67	8.71	.99	.82
Class 4	4.63	12.96	8.41	8.44	1.24	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	13

Washington Mutual Investors FundSM

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Washington Mutual Investors Fund gained 28.12% for the 12 months ended December 31, 2021, compared to the 28.71% return of its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, the energy and health care sectors were top contributors to relative returns. Within individual securities, information technology firm Broadcom was additive to results, with a higher-than-index position and returns that outpaced the broader market. On the downside, investments within the materials sector dragged on results. Among individual securities, media company Comcast hindered fund returns as its stock lagged the broader market.

Looking ahead, the fund’s portfolio managers are keeping a close watch on monetary policy, the path of the pandemic, inflation, and the resulting implications for the U.S. economy. Portfolio managers continue to favor well-managed, high-quality companies that are capable of paying dividends in myriad economic environments. We remain optimistic that this focus, supported by our global research, will help us to identify attractive long-term investment opportunities.

14	American Funds Insurance Series

Washington Mutual Investors FundSM (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Gross expense ratio	Net expense ratio

Class 1	28.12%	12.79%	14.04%	7.78%	.42%	.27%
Class 1A	27.70	12.51	13.76	7.51	.67	.52
Class 2	27.78	12.50	13.75	7.50	.67	.52
Class 4	27.51	12.22	13.53	7.27	.92	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	15

Capital World Growth and Income Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Growth and Income Fund advanced 15.03% for the 12 months ended December 31, 2021, compared with an 18.54% increase in its benchmark index, MSCI ACWI (All Country World Index),1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market gains were tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

The relative results of the information technology sector benefitted from security selection. Semiconductor and wireless company Broadcom was the top contributor to results, with results that outpaced the broader market. On the downside, some investments in the financials sector hindered returns. A smaller-than-index position in Apple, which had strong returns for the year, dragged on relative results.

On a geographical basis, stocks domiciled in Japan and France contributed the most to relative returns, while holdings in Brazil and India dragged.

Looking ahead, strong economic recovery in developed markets followed by emerging markets is likely to lead to earnings and dividend support for stocks. Many of the companies that held back dividends are either reinstating or increasing payouts given the strong earnings backdrop. Against this optimistic scenario, the market is grappling with the prospect of sharply higher inflation, which could dampen real returns of financial assets. The portfolio managers work closely with the economic research team to keep abreast of developments in inflation and other macro-economic factors. But as ever, each portfolio manager endeavors to build the portfolio based on the fundamentals of each company.

16	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Gross expense ratio	Net expense ratio

Class 1	15.03%	13.55%	11.92%	8.11%	.63%	.42%
Class 1A	14.71	13.30	11.66	7.85	.88	.67
Class 2	14.78	13.27	11.63	7.84	.88	.67
Class 4	14.46	12.99	11.39	7.59	1.13	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 24.42% for the 12 months ended December 31, 2021, compared with a 28.71% increase in its benchmark index, Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

Regarding the fund, investments in the energy and communication services sectors were additive to the fund’s relative returns. Within individual stock selection, a higher-than-index position in information technology firm Broadcom was a top contributor, as the stock outpaced the broader market.

On the downside, information technology and real estate sector investments were a drag on relative returns. An investment in media firm Comcast hindered results as its shares lagged the broader market over the period.

Looking forward, the fund’s portfolio managers are monitoring several crosscurrents in the investing environment. A further reduction in COVID-19 restrictions would be positive for economic activity in 2022. On the other hand, higher inflation is causing the Fed to plan for interest rate hikes, which might bring additional volatility to equity markets. The fund’s portfolio managers and analysts will look for good investments that could generate superior long term returns for shareholders.

18	American Funds Insurance Series

Growth-Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	24.42%	16.68%	15.70%	11.84%	.29%
Class 1A	24.08	16.41	15.42	11.57	.54
Class 2	24.10	16.39	15.42	11.57	.54
Class 3	24.18	16.48	15.50	11.64	.47
Class 4	23.80	16.10	15.14	11.29	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund advanced 5.64% for the 12 months ended December 31, 2021, compared with a 7.82% increase in its benchmark index, MSCI ACWI (All Country World Index) ex USA,1 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes excluding the U.S.).

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was tempered at times by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Regarding the fund, stock selection in the consumer discretionary and consumer staples sectors was additive to relative results. Among individual securities, financials firm ING Groep of the Netherlands was a top contributor, thanks to returns that outpaced the broader market. On the downside, stock selection in the industrials and health care sectors detracted from the fund’s relative returns. An investment in Shanghai International Airport, in the industrials sector, dragged on results.

The fund’s portfolio managers follow global economic and geopolitical uncertainties with an aim to preserve value in any potential market correction while preparing to take advantage of buying opportunities as they arise.

20	American Funds Insurance Series

International Growth and Income Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Gross expense ratio	Net expense ratio

Class 1	5.64%	9.02%	7.22%	8.80%	.75%	.53%
Class 1A	5.39	8.78	6.97	8.54	1.00	.78
Class 2	5.37	8.76	6.95	8.53	1.00	.78
Class 4	5.09	8.49	6.72	8.28	1.25	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least December 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, which invests in a mix of stocks and bonds, gained 15.31% for the 12 months ended December 31, 2021. During the same period, the index blend of 70%/30% MSCI ACWI (All Country World Index)/Bloomberg U.S. Aggregate Index1 gained 12.25%. The MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), gained 18.54%. The Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined 1.54%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, was up 16.79%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

U.S. fixed income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

In the equity portfolio, the top contributors in relative terms were the consumer discretionary and energy sectors. A higher-than-benchmark position in semiconductor and wireless company Broadcom was a top contributor to relative returns. On the downside, the utilities sector dragged on relative returns. Among the fund’s top individual detractors was its investment in health care firm Amgen, which lagged the broader market.

The fund’s fixed income portfolio added to relative returns, due primarily to duration, sector positioning and security selection.

The fund’s portfolio managers believe there will be ongoing progress toward a post-pandemic reality, despite the emergence of new variants, that will tend toward a normalization of monetary policies. Within this environment and the divergence in performance between the U.S. and global markets, the fund remains well positioned to use its geographic flexibility to pursue opportunities around the world. We believe the fund’s holdings should continue to benefit from the uptick in inflationary pressure, thanks to its exposure to energy and resource stocks. Against this backdrop, we remain loyal to the fund’s objective and optimistic about the dividend-paying companies with growing dividends we have selected for this portfolio through fundamental, bottom-up security selection.

22	American Funds Insurance Series

Capital Income Builder® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20215

	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	15.31%	8.53%	5.89%	.52%	.27%
Class 1A	14.95	8.25	5.62	.77	.52
Class 2	14.94	8.26	5.71	.77	.52
Class 4	14.68	7.97	5.36	1.02	.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.
[5]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, gained 15.40% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index1 gained 15.86%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, was up 28.71%, while the Bloomberg U.S. Aggregate Index,3 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined by 1.54%.

U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. Strong corporate earnings and accommodative fiscal and monetary policies supported markets with relatively low volatility. The energy sector soared nearly 55%, rebounding from a more than 33% decline in 2020. Massive stimulus measures helped boost market confidence. A $1.9 trillion coronavirus relief package signed by President Biden in March included direct payments of up to $1,400 to individuals, the extension of an unemployment insurance supplement and an expansion of the child tax credit.

U.S. fixed income markets were mixed as investors digested higher inflation and prospects for tighter monetary policy. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Investments in the financials sector were additive to returns. Positions in Broadcom and ASML, in the information technology sector, were top contributors to relative results with returns that outpaced the general market. On the downside, stock selection in the health care sector dragged on returns, while a smaller-than-index position in Alphabet detracted from relative returns.

The fund’s fixed income investments were additive to relative returns due to sector positioning and security selection.

As ever, the portfolio managers are focused on finding outstanding long-term investment opportunities wherever they are. Perhaps more than ever before given the myriad challenges of the pandemic, Capital’s extensive and in-depth research capabilities help provide multi-faceted and high-quality perspectives on what we believe is happening at the company and industry level.

24	American Funds Insurance Series

Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20214

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio

Class 1	15.40%	11.99%	11.60%	8.96%	.30%
Class 1A	15.13	11.73	11.33	8.69	.55
Class 2	15.10	11.71	11.33	8.69	.55
Class 3	15.22	11.79	11.41	8.77	.48
Class 4	14.84	11.43	11.10	8.43	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Data sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. The 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund gained 11.05% for the 12 months ended December 31, 2021. During the same period, the index blend of 60%/40% MSCI ACWI (All Country World Index)/Bloomberg Global Aggregate Index1 gained 8.78%. The MSCI ACWI,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes), increased 18.54%, while the Bloomberg Global Aggregate Index,3 a measure of global investment-grade bonds (rated BBB/Baa and above), declined 4.71%.

Global stocks rallied for the third year in a row, boosted by massive government stimulus measures and pent-up consumer demand. Market optimism was at times tempered by worries about rising inflation, higher interest rates and the spread of coronavirus variants. U.S. equities surged to new record highs as the COVID-19 vaccine rollout helped businesses and the economy rebound from lockdowns in 2020. European stocks rallied as widespread vaccine rollouts and massive government stimulus measures helped lift the eurozone economy out of a pandemic-induced downturn. Emerging markets stocks posted their weakest return since 2018, undercut by China’s economic slowdown and increased government intervention in the private sector.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied.

In the fund’s equity portfolio, stock selection in the consumer discretionary sector was additive to relative results. Investments in information technology firms ASML and Broadcom were top contributors to results. On the downside, stock selection in the financials sector detracted from relative returns. An investment in Brazil-based payments company PagSeguro was a drag on results.

The fund’s fixed income investments detracted from relative returns overall, with currency hedging and duration positioning the primary factors. Within the fixed income portfolio, sector positioning and unhedged currency were additive to relative returns.

Global supply chain issues, the rising interest rate environment and the diminishing potential for further U.S. fiscal stimulus are among the issues fund managers are monitoring. In this environment, we continue to focus on global research and stock-by-stock, bottom-up fundamental analysis.

26	American Funds Insurance Series

Global Balanced Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20214

	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	11.05%	10.86%	8.44%	7.28%	.73%	.51%
Class 1A	10.83	10.64	8.19	7.04	.98	.76
Class 2	10.79	10.59	8.16	7.01	.98	.76
Class 4	10.46	10.31	8.02	6.85	1.23	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser intends to waive a portion of its management fees beginning May 1, 2022. This waiver will be in effect through at least May 1, 2023. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[2]	Source: MSCI. The MSCI index results reflect dividends net of withholding taxes and reinvestment of distributions.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	27

The Bond Fund of America®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The Bond Fund of America declined 0.14% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Aggregate Index,1 which represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market, declined 1.54%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Over the period, the largest contributions to relative results came from sector selection followed by security selection and duration positioning. Within sector selection, positions in Treasury Inflation Protected Securities (TIPS) and a modest position in high yield bonds helped relative results. Duration and curve positioning within MBS were detractors over the period.

Portfolio managers have begun reducing risk by upgrading the credit quality and improving the liquidity of the portfolio. This will enable managers to take advantage of future volatility by purchasing bonds when prices look more attractive at that time. Yields have moved higher in anticipation of the Federal Reserve hiking interest rates in the face of high inflation. If yields continue to move higher beyond what managers believe is a reasonable expectation for Fed hikes, managers will likely increase the portfolios’ interest rate exposure.

Managers expect the U.S. economy to maintain momentum on the back of strong consumer spending and business investment, even amid elevated inflation and the prospect of the Fed raising interest rates early in 2022. Although the portfolio is currently positioned toward further economic growth, managers anticipate a high level of uncertainty and a rise in market volatility over the coming year. As such, careful, research-driven security selection will continue to be an important driver of future investment results.

28	American Funds Insurance Series

The Bond Fund of America® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Gross expense ratio	Net expense ratio

Class 1	–0.14%	4.49%	3.52%	4.73%	.40%	.20%
Class 1A	–0.36	4.25	3.27	4.47	.65	.45
Class 2	–0.31	4.25	3.27	4.47	.65	.45
Class 4	–0.59	3.96	3.02	4.21	.90	.70

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	29

Capital World Bond Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital World Bond Fund declined 4.73% for the 12 months ended December 31, 2021. This is compared to the fund’s benchmark, the Bloomberg Global Aggregate Index,1 which measures global investment-grade bonds (rated BBB/Baa and above) and was down 4.71%.

Government bonds declined in the face of soaring inflation. U.S. Treasuries lost more than 2% while investment-grade corporates fell about 1%. Late in the year, central banks around the world started taking steps to tighten monetary policy, including the U.S. Federal Reserve, the European Central Bank and the Bank of England. Meanwhile, high-yield and inflation-protected bonds rallied.

Sector and security selection contributed positively to the fund’s relative returns over the period. Government bonds from Japan and France were among the top individual contributors to returns, while a holding in Danish mortgage-backed securities was a top detractor.

As growth in the U.S. moderates, the fund’s portfolio managers will seek to identify long-term investments around the world such as in emerging markets where sovereign, corporate and high-yield debt may present opportunities. Given the fund’s core objective is to provide a high-level of total return over the long term, the fund’s portfolio managers will maintain a cautious approach to investing in different sectors of the bond market, such as high-yield debt.

30	American Funds Insurance Series

Capital World Bond Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	–4.73%	3.74%	2.32%	3.85%	.60%	.50%
Class 1A	–4.88	3.53	2.09	3.61	.85	.75
Class 2[4]	–4.92	3.49	2.07	3.60	.85	.75
Class 4	–5.18	3.24	1.85	3.37	1.10	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Source: Refinitiv Lipper. Results for the Lipper indexes do not reflect sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[3]	Periods greater than one year are annualized.
[4]	Capital World Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	31

American High-Income Trust®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American High-Income Trust gained 8.74% for the 12 months ended December 31, 2021. In comparison, the fund’s benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index,1 which measures fixed-rate non-investment-grade bonds (rated BB/Ba and below) and limits the exposure of an issuer to 2%, gained 5.26%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Regarding the fund, security selection contributed positively to relative returns over the period. In particular, security selection within the energy and consumer sectors were additive to results. Conversely, investments within electric utilities detracted from relative returns.

The fund’s portfolio managers continue to believe current fundamentals support a mildly constructive outlook for the high-yield market and that fiscal and monetary support prompted by the pandemic — combined with synchronous global growth as economies gradually reopen — will help mitigate adverse impacts of the pandemic. We continue to monitor these themes and believe that high-yield bonds will be supported by stronger economic growth and low real interest rates.

32	American Funds Insurance Series

American High-Income Trust® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	10 years	Lifetime (since February 8,1984)	Gross expense ratio	Net expense ratio

Class 1	8.74%	6.86%	6.49%	8.66%	.52%	.30%
Class 1A	8.42	6.62	6.23	8.39	.77	.55
Class 2	8.42	6.58	6.23	8.38	.77	.55
Class 3	8.60	6.67	6.30	8.46	.70	.48
Class 4	8.18	6.32	6.01	8.13	1.02	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Source: Refinitiv Lipper. Results for the Lipper averages do not reflect sales charges. Lipper averages track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.
[3]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	33

American Funds Mortgage Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

American Funds Mortgage Fund declined 0.32% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Mortgage-Backed Securities Index,1 which covers the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac, declined 1.04%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund benefited from a lower duration than the benchmark, which more than offset losses due to the fund’s relative curve position. In addition, the fund benefitted from a lower-than-benchmark weighting in mortgages and U.S. Treasury Inflation Protected Securities (TIPS).

The portfolio managers remain focused on meeting the fund’s core objectives of providing current income and protecting capital. A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inflationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

34	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	–0.32%	2.76%	2.50%	2.79%	.49%	.26%
Class 1A	–0.47	2.53	2.25	2.54	.74	.51
Class 2	–0.57	2.51	2.25	2.54	.74	.51
Class 4	–0.78	2.25	2.04	2.33	.99	.76

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	35

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.35% for the 12 months ended December 31, 2021, compared with a 0.10% rise in the Bloomberg Short-Term Government/Corporate Index,1 which consists of investment-grade (rated BBB/Baa and above), fixed-rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector. With a focus on capital preservation and liquidity, the fund continues to be managed in a relatively conservative manner compared to the above-described index.

As a consequence of the conservative orientation of the fund, it typically invests in both shorter duration and higher quality securities relative to the index. Against the backdrop of the low interest rate environment that persisted throughout 2021, particularly in the front end of the U.S. government yield curve, the fund’s relatively shorter duration and higher quality investments, compared with the index, impacted its relative results.

Short-term interest rates are near zero and have been since the Federal Reserve cut rates in March 2020. The current low interest rate environment may persist, as uncertainty regarding the coronavirus continues even with positive news on the vaccine front.

36	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Net expense ratio

Class 1	–0.35%	0.82%	0.33%	3.21%	.37%
Class 1A	–0.27	0.84	0.21	2.99	.62
Class 2	–0.55	0.58	0.08	2.96	.62
Class 3	–0.45	0.67	0.15	3.03	.55
Class 4	–0.72	0.34	–0.09	2.72	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

Commercial paper	68.9%
U.S. Treasury bills	17.7
Federal agency bills & notes	11.3
Other assets less liabilities	2.1
Total	100.0%

American Funds Insurance Series	37

U.S. Government Securities Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government Securities Fund declined 0.44% for the 12 months ended December 31, 2021, while the Bloomberg U.S. Government/Mortgage-Backed Securities Index,1 which covers obligations issued by the U.S. Treasury and U.S. government agencies, was down 1.77%.

Fixed income markets were mixed as investors confronted higher inflation and prospects for tighter monetary policy. Global supply chain disruptions contributed to the fastest inflation rate since 1982, with the Consumer Price Index climbing 6.8% over the previous year in November. Excluding food and energy, core inflation was 4.9%. At its December meeting, the Federal Reserve noted that it expected to raise rates three times in 2022, an increase from its March meeting when it indicated no hikes were likely through at least 2023. The 10-year U.S. Treasury yield increased 59 basis points to 1.51%. Within corporate credit, spreads on high-yield and investment-grade bonds tightened 77 bps and 4 bps, respectively.

Duration positioning and sector selection contributed to the fund’s relative returns over the period. In particular, the fund benefited from a lower duration than the benchmark which more than offset losses due to the fund’s curve position. In addition, the fund benefitted from its position in U.S. Treasury Inflation Protected Securities (TIPS) and a lower-than-benchmark weighting in mortgages.

A series of rate hikes are expected to start in early 2022, as the Fed will want to restrain the inflationary dynamics currently building in the economy. In addition, the Fed will complete its quantitative easing purchase program in 2022 and will likely soon begin shrinking its balance sheet by allowing some of its mortgages and Treasuries to mature without replacement via reinvestment. The fund is positioned conservatively as the combination of rate hikes and a shrinking Fed balance sheet may be very disruptive to markets. More attractive valuations for Treasury and mortgage investments are expected to emerge going forward amid a transition from our extended period of extremely low volatility to a more normal period of economic and asset price uncertainty.

38	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20212

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Gross expense ratio	Net expense ratio

Class 1	–0.44%	3.55%	2.55%	5.65%	.40%	.22%
Class 1A	–0.65	3.32	2.31	5.39	.65	.47
Class 2	–0.62	3.30	2.29	5.39	.65	.47
Class 3	–0.62	3.37	2.37	5.46	.58	.40
Class 4	–0.88	3.04	2.08	5.14	.90	.72

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Periods greater than one year are annualized.

Where the fund’s assets were invested as of December 31, 2021	Percent of net assets

American Funds Insurance Series	39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 13.08% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate Aggressive1 was up 20.66%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth Fund’s investments in consumer discretionary and consumer staples sectors were top contributors to relative returns, while stock selection in the information technology and communication services sectors detracted. The return of the underlying The Bond Fund of America detracted from relative returns.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	13.08%	18.19%	12.70%	.74%	.69%
Class P2	12.89	17.90	12.38	.99	.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40	American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund declined 3.92% for the 12 months ended December 31, 2021, compared to the S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive,1 which rose 8.67%. The MSCI ACWI (All Country World Index) ex USA,2 a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets (consisting of more than 40 developed and emerging market country indexes, excluding the U.S.), increased 7.82%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying International Fund’s investments in the energy sector were the top contributor to relative returns. Stock selection in the financials and health care sectors detracted from relative results, as did the return of the underlying The Bond Fund of America.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–3.92%	6.31%	2.91%	.95%	.87%
Class P2	–4.13	5.95	2.55	1.20	1.12

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	41

Managed Risk Washington Mutual Investors Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 17.46% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate1 gained 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%

The fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors FundSM and American Funds Insurance Series – U.S. Government Securities FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Washington Mutual Investors Fund’s investments in the energy sector were the top contributor to relative returns due to their higher-than-index position. Investments in the health care sector were also additive, while stock selection in the materials sector detracted.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	17.46%	7.37%	7.27%	.73%	.68%
Class P2	17.11	7.01	6.91	.98	.93

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42	American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 15.32% for the 12 months ended December 31, 2021, compared to the S&P 500 Managed Risk Index – Moderate,1 which rose 17.71%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – The Bond Fund of AmericaSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Growth-Income Fund’s investments in the energy sector were the top contributor to relative returns. Investments in the communication services sector also were a top contributor due to their higher-than-benchmark position, while the information technology and real estate sectors detracted from results.

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20213

	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	15.32%	12.35%	9.78%	.68%	.63%
Class P2	15.05%	12.08%	9.47%	.93	.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 12.82% for the 12 months ended December 31, 2021. S&P 500 Managed Risk Index – Moderate Conservative1 was up 15.01%. Standard & Poor’s 500 Composite Index,2 a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, increased 28.71%.

The fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation FundSM while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded options and futures contracts. The benefit of the fund’s managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the fund’s results can be expected to lag those of the underlying fund.

The underlying Asset Allocation Fund’s investments in the financials sector were additive to relative returns due to their higher-than-benchmark position and stock selection, while stock selection in the health care and information technology sectors detracted. On a country level, the fund’s investments in the Netherlands were additive to relative returns.

44	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

How a hypothetical $10,000 investment has grown

Total returns based on a $1,000 investment

For periods ended December 31, 20214

	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	12.82%	9.21%	8.30%	.70%	.65%
Class P2	12.50	8.94	8.04	.95	.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2022. The waiver may only be modified or terminated with the approval of the series’ board. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2022 (unaudited). Refer to the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.
[2]	Source: S&P Dow Jones Indices LLC.
[3]	Source: Bloomberg Index Services Ltd.
[4]	Periods greater than one year are annualized.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series	45

Global Growth Fund

Investment portfolio December 31, 2021

Common stocks 92.85%	Shares	Value (000)
Information technology 31.97%
ASML Holding NV	548,945	$441,669
ASML Holding NV (New York registered) (ADR)	280,900	223,636
Microsoft Corp.	1,862,700	626,462
Taiwan Semiconductor Manufacturing Company, Ltd.	23,830,000	529,709
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	16,843
Adyen NV1	61,300	161,320
PayPal Holdings, Inc.[1]	846,600	159,652
Broadcom, Inc.	154,665	102,916
Applied Materials, Inc.	520,137	81,849
Adobe, Inc.[1]	135,000	76,553
MongoDB, Inc., Class A1	139,000	73,580
Amphenol Corp., Class A	747,000	65,333
EPAM Systems, Inc.[1]	97,100	64,906
Samsung Electronics Co., Ltd.	785,100	51,713
Fiserv, Inc.[1]	465,403	48,304
Hexagon AB, Class B	2,920,500	46,428
Keyence Corp.	71,000	44,613
Zendesk, Inc.[1]	419,500	43,750
Advanced Micro Devices, Inc.[1]	272,800	39,256
PagSeguro Digital, Ltd., Class A1	1,094,000	28,685
Mastercard, Inc., Class A	62,500	22,457
NVIDIA Corp.	67,000	19,705
Shopify, Inc., Class A, subordinate voting shares[1]	14,000	19,283
DocuSign, Inc.[1]	106,750	16,259
Visa, Inc., Class A	70,197	15,212
Network International Holdings PLC[1]	3,731,800	14,760
Amadeus IT Group SA, Class A, non-registered shares[1]	177,201	12,032
Sinch AB1	894,000	11,387
Worldline SA, non-registered shares[1]	146,850	8,194
		3,066,466

Consumer discretionary 18.19%
Amazon.com, Inc.[1]	131,000	436,799
Chipotle Mexican Grill, Inc.[1]	139,400	243,706
LVMH Moët Hennessy-Louis Vuitton SE	158,900	131,520
Floor & Decor Holdings, Inc., Class A1	914,698	118,920
Domino’s Pizza, Inc.	196,700	111,004
NIKE, Inc., Class B	400,000	66,668
Prosus NV, Class N	760,993	63,706
Booking Holdings, Inc.[1]	24,600	59,021
Renault SA1	1,688,781	58,728
D’Ieteren Group[1]	226,000	44,153
Compagnie Financière Richemont SA, Class A	291,500	43,811
Home Depot, Inc.	92,275	38,295
Domino’s Pizza Enterprises, Ltd.	430,000	36,925
Xpeng, Inc., Class A (ADR)[1]	671,711	33,807
Coupang, Inc., Class A1	1,106,454	32,508
MercadoLibre, Inc.[1]	21,200	28,586
IDP Education, Ltd.	1,028,700	25,933
Melco Resorts & Entertainment, Ltd. (ADR)[1]	2,127,000	21,653
Stellantis NV	1,096,000	20,811
EssilorLuxottica	94,200	20,081
Evolution AB	140,000	19,927
YUM! Brands, Inc.	120,000	16,663
Moncler SpA	217,370	15,843
Entain PLC[1]	665,250	15,155
MGM China Holdings, Ltd.[1]	19,792,000	12,006
Wynn Macau, Ltd.[1,2]	14,070,000	11,494
Arrival Group[1,2]	1,253,000	9,297
Farfetch, Ltd., Class A1	223,000	7,455
		1,744,475

46	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 12.78%
DexCom, Inc.[1]	253,000	$135,848
UnitedHealth Group, Inc.	259,600	130,356
Mettler-Toledo International, Inc.[1]	65,000	110,319
Pfizer, Inc.	1,479,000	87,335
AstraZeneca PLC	646,300	75,915
Cigna Corp.	330,319	75,851
Regeneron Pharmaceuticals, Inc.[1]	95,036	60,017
Tandem Diabetes Care, Inc.[1]	379,084	57,060
Fisher & Paykel Healthcare Corp., Ltd.	2,188,000	49,093
Merck & Co., Inc.	620,000	47,517
CVS Health Corp.	371,000	38,272
Danaher Corp.	97,700	32,144
Silk Road Medical, Inc.[1]	702,000	29,912
Zoetis, Inc., Class A	116,300	28,381
NovoCure, Ltd.[1]	340,000	25,527
Eli Lilly and Company	87,100	24,059
Catalent, Inc.[1]	175,900	22,520
Dechra Pharmaceuticals PLC	283,000	20,398
Humana, Inc.	43,000	19,946
Bayer AG	363,860	19,470
Virbac SA1	37,800	18,269
Genus PLC	270,000	18,046
Coloplast A/S, Class B	93,950	16,555
Bachem Holding AG, Class B	20,300	15,951
Olympus Corp.	665,800	15,335
Novartis AG	165,600	14,590
Sanofi	135,000	13,615
Vertex Pharmaceuticals, Inc.[1]	49,500	10,870
Rede D’Or Sao Luiz SA	1,073,663	8,641
Organon & Co.	62,000	1,888
Viatris, Inc.	110,678	1,497
Zai Lab, Ltd. (ADR)[1]	9,000	566
		1,225,763

Financials 8.56%
Tradeweb Markets, Inc., Class A	1,685,360	168,772
AIA Group, Ltd.	10,109,600	101,906
Kotak Mahindra Bank, Ltd.	2,915,200	70,437
JPMorgan Chase & Co.	426,800	67,584
Allfunds Group PLC[1]	2,890,300	56,914
AXA SA	1,692,893	50,468
Société Générale	1,011,450	34,782
Prudential PLC	1,773,082	30,587
Citigroup, Inc.	497,600	30,050
Moscow Exchange MICEX-RTS PJSC	12,640,000	25,786
Ping An Insurance (Group) Company of China, Ltd., Class H	3,254,000	23,432
BlackRock, Inc.	23,900	21,882
HDFC Life Insurance Company, Ltd.	2,289,515	20,006
QBE Insurance Group, Ltd.	2,013,000	16,623
Aon PLC, Class A	55,000	16,531
Bank of America Corp.	355,100	15,798
CME Group, Inc., Class A	69,087	15,784
FinecoBank SpA	893,000	15,692
Banco Santander, SA	4,347,024	14,553
Macquarie Group, Ltd.	95,800	14,316
Lufax Holding, Ltd. (ADR)[1]	966,000	5,439
Jackson Financial, Inc., Class A2	44,327	1,854
DBS Group Holdings, Ltd.	57,700	1,398
		820,594

American Funds Insurance Series	47

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 7.95%
Alphabet, Inc., Class A1	95,500	$276,667
Alphabet, Inc., Class C1	63,852	184,762
Meta Platforms, Inc., Class A1	680,130	228,762
Sea, Ltd., Class A (ADR)[1]	153,951	34,440
Tencent Holdings, Ltd.	314,000	18,395
Altice USA, Inc., Class A1	751,200	12,154
Bumble, Inc., Class A1	217,500	7,365
		762,545

Consumer staples 6.12%
Kweichow Moutai Co., Ltd., Class A	340,909	109,654
British American Tobacco PLC	2,585,800	95,673
Philip Morris International, Inc.	919,500	87,352
Ocado Group PLC[1]	2,881,000	65,435
Keurig Dr Pepper, Inc.	1,624,000	59,861
Altria Group, Inc.	1,248,500	59,166
Nestlé SA	335,100	46,867
Costco Wholesale Corp.	39,170	22,237
Associated British Foods PLC	789,876	21,468
Monster Beverage Corp.[1]	204,000	19,592
		587,305

Industrials 3.33%
DSV A/S	201,000	47,003
NIBE Industrier AB, Class B	2,740,000	41,466
Airbus SE, non-registered shares[1]	288,300	36,880
Alliance Global Group, Inc.	156,400,700	36,192
MTU Aero Engines AG	167,000	34,109
GT Capital Holdings, Inc.	2,454,611	25,994
Carrier Global Corp.	370,900	20,117
Safran SA	164,000	20,102
Nidec Corp.	143,000	16,807
SMC Corp.	22,500	15,177
General Electric Co.	157,500	14,879
Boeing Company[1]	51,300	10,328
		319,054

Materials 2.12%
Sherwin-Williams Company	456,200	160,655
Koninklijke DSM NV	98,100	22,114
Shin-Etsu Chemical Co., Ltd.	119,500	20,694
		203,463

Energy 1.38%
Reliance Industries, Ltd.	1,601,273	51,013
Gazprom PJSC (ADR)	4,173,000	38,558
LUKOIL Oil Co. PJSC (ADR)	246,300	22,044
BP PLC	4,635,000	20,735
		132,350

Real estate 0.45%
Goodman Logistics (HK), Ltd. REIT	1,206,000	23,252
Country Garden Services Holdings Co., Ltd.	3,236,700	19,385
		42,637

Total common stocks (cost: $4,332,233,000)		8,904,652

Preferred securities 3.26%
Health care 2.55%
Sartorius AG, nonvoting non-registered preferred shares	360,500	244,287

48	American Funds Insurance Series

Global Growth Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Information technology 0.71%
Samsung Electronics Co., Ltd., nonvoting preferred shares	1,146,000	$68,640

Total preferred securities (cost: $62,820,000)		312,927

Short-term securities 3.97%
Money market investments 3.93%
Capital Group Central Cash Fund 0.09%[3,4]	3,766,759	376,714

Money market investments purchased with collateral from securities on loan 0.04%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	1,917,175	1,918
Capital Group Central Cash Fund 0.09%[3,4,5]	18,078	1,808
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	129,139	129
		3,855

Total short-term securities (cost: $380,523,000)		380,569
Total investment securities 100.08% (cost: $4,775,576,000)		9,598,148
Other assets less liabilities (0.08)%		(7,568)

Net assets 100.00%		$9,590,580

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 3.95%
Money market investments 3.93%
Capital Group Central Cash Fund 0.09%[3]	$125,696	$1,410,174	$1,159,165	$(19)	$28	$376,714	$229
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.09%[3,5]	—	1,8086				1,808	—	[7]
Total short-term securities						378,522
Total 3.95%				$(19)	$28	$378,522	$229

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $4,822,000, which represented .05% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	49

Global Small Capitalization Fund

Investment portfolio December 31, 2021

Common stocks 88.86%	Shares	Value (000)
Information technology 24.38%
Wolfspeed, Inc.[1]	1,031,556	$115,297
Ceridian HCM Holding, Inc.[1]	629,935	65,803
eMemory Technology, Inc.	750,080	59,373
PAR Technology Corp.[1,2]	952,404	50,259
Tanla Platforms, Ltd.	1,477,291	37,426
AvidXchange Holdings, Inc.[1,3,4]	1,971,456	27,612
AvidXchange Holdings, Inc.[1]	590,695	8,896
Net One Systems Co., Ltd.	1,245,156	33,556
Silergy Corp.	183,240	33,281
Nordic Semiconductor ASA[1]	929,291	31,404
Qorvo, Inc.[1]	181,818	28,435
BE Semiconductor Industries NV	315,433	26,941
SUMCO Corp.	1,299,500	26,537
Smartsheet, Inc., Class A1	337,600	26,147
Kingdee International Software Group Co., Ltd.[1]	7,717,074	23,752
Gitlab, Inc., Class B1,3,4	297,916	23,586
ON Semiconductor Corp.[1]	320,000	21,734
Olo, Inc., Class A1,2	1,020,670	21,240
Appfolio, Inc., Class A1	169,421	20,510
ALTEN SA, non-registered shares	113,108	20,411
MACOM Technology Solutions Holdings, Inc.[1]	260,000	20,358
Globant SA1	64,640	20,303
Rapid7, Inc.[1]	171,050	20,131
Silicon Laboratories, Inc.[1]	95,000	19,610
SHIFT, Inc.[1]	93,300	19,353
Avalara, Inc.[1]	149,119	19,253
Pegasystems, Inc.	169,591	18,964
Euronet Worldwide, Inc.[1]	125,000	14,896
Aspen Technology, Inc.[1]	93,100	14,170
Keywords Studios PLC	342,640	13,644
SINBON Electronics Co., Ltd.	1,271,000	13,047
Asana, Inc., Class A1	174,770	13,029
SimCorp AS	116,662	12,766
Expensify, Inc., Class A1,2	288,328	12,686
MongoDB, Inc., Class A1	23,300	12,334
Extreme Networks, Inc.[1]	756,678	11,880
INFICON Holding AG	7,397	10,862
GlobalWafers Co., Ltd.	311,000	9,982
OVH Groupe SAS[1]	343,236	9,926
Network International Holdings PLC[1]	2,494,284	9,865
Cognex Corp.	116,600	9,067
Truecaller AB, Class B1,2	677,076	8,527
Unimicron Technology Corp.	1,016,007	8,483
Bentley Systems, Inc., Class B	173,643	8,392
Digital Turbine, Inc.[1]	136,600	8,331
Anaplan, Inc.[1]	163,300	7,487
Hennge KK1,2	424,400	7,150
Megaport, Ltd.[1]	500,000	6,752
Okta, Inc., Class A1	25,463	5,708
Linklogis, Inc., Class B1	5,923,115	5,545
JFrog, Ltd.[1]	157,869	4,689
CCC Intelligent Solutions Holdings, Inc.[1]	404,700	4,610
Appier Group, Inc.[1]	385,200	4,464
Semtech Corp.[1]	50,000	4,446
Softcat PLC	152,430	3,722
OneConnect Financial Technology Co., Ltd. (ADR)[1,2]	1,479,104	3,653
BigCommerce Holdings, Inc., Series 1[1]	90,000	3,183
Alkami Technology, Inc.[1]	156,207	3,134
Bechtle AG, non-registered shares	40,587	2,908

50	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Cvent Holding Corp.[1,3,4]	344,800	$2,676
Copperleaf Technologies, Inc.[1]	119,300	2,249
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,493
		1,115,928

Consumer discretionary 15.82%
Mattel, Inc.[1]	2,100,069	45,277
Wyndham Hotels & Resorts, Inc.	486,436	43,609
Lands’ End, Inc.[1,7]	2,100,000	41,223
Helen of Troy, Ltd.[1]	150,870	36,883
Five Below, Inc.[1]	171,700	35,523
Thor Industries, Inc.	329,500	34,192
Entain PLC[1]	1,462,650	33,320
Tube Investments of India, Ltd.	1,401,287	33,079
YETI Holdings, Inc.[1]	332,225	27,518
Evolution AB	182,215	25,936
Everi Holdings, Inc.[1]	1,173,482	25,054
Frontdoor, Inc.[1]	677,310	24,823
Skechers USA, Inc., Class A1	550,000	23,870
Warby Parker, Inc., Class A1,2	450,660	20,983
Inchcape PLC	1,638,100	20,166
Coursera, Inc.[1]	817,039	19,968
Tongcheng Travel Holdings, Ltd.[1]	10,084,800	18,676
Asbury Automotive Group, Inc.[1]	97,426	16,828
SSP Group PLC[1]	4,933,458	16,033
Scientific Games Corp.[1]	223,732	14,952
Kindred Group PLC (SDR)	1,232,811	14,694
Basic-Fit NV1	272,186	13,015
Golden Entertainment, Inc.[1]	256,800	12,976
Leslie’s, Inc.[1]	532,464	12,598
Musti Group OYJ	354,300	12,488
Melco International Development, Ltd.[1]	7,826,000	9,545
DESCENTE, Ltd.[1]	258,825	9,529
Cairn Homes PLC	6,502,137	8,379
TopBuild Corp.[1]	27,200	7,505
Zhongsheng Group Holdings, Ltd.	938,500	7,318
Elior Group SA1	882,500	6,395
Thule Group AB	102,200	6,198
Compagnie Plastic Omnium SA	229,500	5,973
Americanas SA, ordinary nominative shares[1]	1,010,093	5,727
WH Smith PLC[1]	242,500	4,858
Shoei Co., Ltd.	123,100	4,848
Desenio Group AB1	1,506,833	4,045
SiteMinder, Ltd.[1]	814,665	4,007
IDP Education, Ltd.	150,966	3,806
Arco Platform, Ltd., Class A1	158,600	3,313
Chervon Holdings, Ltd.[1]	398,300	2,958
Countryside Properties PLC[1]	405,700	2,471
Cazoo Group, Ltd., Class A1	353,161	2,130
Leifheit AG, non-registered shares	23,553	987
China Zenix Auto International, Ltd. (ADR)[1]	372,108	353
		724,029

Industrials 15.62%
Visional, Inc.[1]	562,700	47,499
International Container Terminal Services, Inc.	12,028,590	47,178
IMCD NV	198,635	44,031
Nihon M&A Center Holdings, Inc.	1,763,584	43,250
Instalco AB	730,713	35,128
Stericycle, Inc.[1]	571,050	34,057
Interpump Group SpA	447,000	32,799
Boyd Group Services, Inc.	205,355	32,407

American Funds Insurance Series	51

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Fasadgruppen Group AB	1,566,704	$29,544
Alfen NV1	212,868	21,387
Montrose Environmental Group, Inc.[1]	299,800	21,139
Japan Elevator Service Holdings Co., Ltd.	905,800	16,914
Vicor Corp., Class A1	131,328	16,676
Wizz Air Holdings PLC[1]	273,883	15,526
Cleanaway Waste Management, Ltd.	6,655,970	15,157
Melrose Industries PLC	6,512,400	14,095
DL E&C Co., Ltd.[1]	127,068	12,720
Centre Testing International Group Co., Ltd.	2,985,669	12,588
ITM Power PLC[1,2]	2,322,000	12,383
VAT Group AG	23,611	11,774
AirTAC International Group[1]	319,062	11,763
Woodward, Inc.	105,000	11,493
Guangzhou Baiyun International Airport Co., Ltd., Class A	5,998,639	11,351
Cargotec OYJ, Class B, non-registered shares	218,700	10,916
Japan Airport Terminal Co., Ltd.	255,000	10,641
Nolato AB, Class B	828,200	9,889
Marel hf.	1,331,932	8,979
Addtech AB, Class B	353,050	8,439
easyJet PLC[1]	1,114,505	8,388
Controladora Vuela Compañía de Aviación, SAB de CV, ordinary participation certificates, Class A (ADR)[1]	460,200	8,270
Kajaria Ceramics, Ltd.	450,000	7,809
Carel Industries SpA	252,900	7,659
Diploma PLC	161,300	7,366
Atlas Corp.[2]	500,000	7,090
Cummins India, Ltd.	550,000	6,968
BELIMO Holding AG	10,460	6,658
Shoals Technologies Group, Inc., Class A1	257,514	6,258
ACV Auctions, Inc., Class A1	296,112	5,579
SK, Inc.	25,876	5,464
LIXIL Corp.	196,500	5,236
SIS, Ltd.[1]	762,310	4,717
Sitowise Group PLC[1]	512,300	4,695
Sulzer AG1	40,042	3,948
Granite Construction, Inc.	96,892	3,750
Froy ASA[1,2]	631,400	3,728
Howden Joinery Group PLC	292,536	3,568
The AZEK Co., Inc., Class A1	54,400	2,516
IAA, Inc.[1]	43,321	2,193
KEI Industries, Ltd.[1]	135,603	2,131
Matson, Inc.	8,674	781
Rumo SA1	160,620	512
		715,007

Health care 13.50%
Insulet Corp.[1]	435,159	115,783
CanSino Biologics, Inc., Class H1,2	1,984,600	45,864
Health Catalyst, Inc.[1,2]	911,700	36,122
Integra LifeSciences Holdings Corp.[1]	498,900	33,421
Max Healthcare Institute, Ltd.[1]	4,772,559	28,435
Globus Medical, Inc., Class A1	392,969	28,372
Notre Dame Intermédica Participações SA	2,355,635	25,523
AddLife AB, Class B	541,819	22,869
Ocumension Therapeutics[1,2]	9,650,966	21,660
CONMED Corp.	149,609	21,209
Medmix AG1	350,942	17,393
Mani, Inc.	1,166,831	16,179
iRhythm Technologies, Inc.[1]	137,000	16,123
Shandong Pharmaceutical Glass Co., Ltd., Class A	2,180,508	15,019
Amplifon SpA	273,286	14,763

52	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
CompuGroup Medical SE & Co. KGaA	179,545	$14,544
ICON PLC[1]	46,061	14,265
Guardant Health, Inc.[1]	119,227	11,925
Nevro Corp.[1]	132,603	10,750
New Horizon Health, Ltd.[1]	3,507,844	9,942
New Frontier Health Corp., Class A1,2	840,500	9,632
Haemonetics Corp.[1]	180,610	9,580
Medlive Technology Co., Ltd.[1]	2,681,000	9,352
Medincell SA1,2	809,800	9,220
Bachem Holding AG, Class B	9,667	7,596
Angelalign Technology, Inc.[1,2]	229,600	7,344
Ambu AS, Class B, non-registered shares[2]	266,155	7,049
Amedisys, Inc.[1]	38,867	6,292
Nordhealth AS, Class A1	1,279,999	5,814
Arjo AB, Class B	422,850	5,185
Encompass Health Corp.	79,000	5,156
GVS SpA	395,919	4,755
Antares Vision SpA[1]	281,100	3,808
Amvis Holdings, Inc.	80,200	3,688
Ultragenyx Pharmaceutical, Inc.[1]	40,000	3,364
		617,996

Financials 9.70%
Live Oak Bancshares, Inc.	800,250	69,854
Star Health & Allied Insurance Co., Ltd.[1,3,4,6]	6,037,336	58,213
Trupanion, Inc.[1]	300,000	39,609
Janus Henderson Group PLC	925,000	38,794
Marqeta, Inc., Class B1	1,859,092	31,921
Cholamandalam Investment and Finance Co., Ltd.	3,684,053	25,791
Eurobank Ergasias Services and Holdings SA1	25,119,028	25,492
East West Bancorp, Inc.	287,300	22,605
Stifel Financial Corp.	271,050	19,087
Independent Bank Group, Inc.	252,500	18,218
Indian Energy Exchange, Ltd.	3,300,000	11,223
SouthState Corp.	139,550	11,179
Aavas Financiers, Ltd.[1]	284,050	9,996
IIFL Wealth Management, Ltd.	513,500	9,807
PT Bank Raya Indonesia Tbk[1]	72,214,096	9,171
SiriusPoint, Ltd.[1]	1,100,000	8,943
Patria Investments, Ltd., Class A	508,200	8,233
IIFL Finance, Ltd.[1]	1,459,000	5,484
Bridgepoint Group PLC[1]	740,731	4,943
Aptus Value Housing Finance India, Ltd.[1]	1,065,624	4,873
Goosehead Insurance, Inc., Class A	32,751	4,260
Multi Commodity Exchange of India, Ltd.	200,000	4,258
Capitec Bank Holdings, Ltd.	15,161	1,941
		443,895

Consumer staples 2.60%
Shop Apotheke Europe NV, non-registered shares[1]	255,264	32,927
Freshpet, Inc.[1]	271,205	25,838
Monde Nissin Corp.[1]	71,882,400	22,837
Grocery Outlet Holding Corp.[1]	465,200	13,156
AAK AB	405,824	8,771
Hilton Food Group PLC	552,055	8,518
Dole PLC	372,685	4,964
Vector Group, Ltd.	118,304	1,358
Zur Rose Group AG1	3,131	809
		119,178

American Funds Insurance Series	53

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials 2.23%
PI Industries, Ltd.	537,999	$21,960
Nanofilm Technologies International, Ltd.	5,397,550	15,300
Navin Fluorine International, Ltd.	250,000	14,086
Lundin Mining Corp.	1,643,904	12,840
Perimeter Solutions SA1	721,454	10,021
LANXESS AG	111,100	6,893
ACC, Ltd.	230,000	6,856
Vidrala, SA, non-registered shares	61,827	6,096
MMG, Ltd.[1]	18,704,000	5,997
Arkema SA	15,200	2,143
		102,192

Communication services 1.66%
Bandwidth, Inc., Class A1	284,506	20,416
JCDecaux SA1	555,771	13,920
Lions Gate Entertainment Corp., Class B1	652,976	10,049
Boat Rocker Media, Inc.[1]	1,676,496	9,145
VTEX, Class A1,2	580,000	6,218
Trustpilot AS1	1,380,069	6,116
Pearson PLC[1]	630,000	5,229
Ubisoft Entertainment SA1	98,993	4,854
		75,947

Real estate 1.44%
Altus Group, Ltd.	436,402	24,484
Embassy Office Parks REIT	3,656,800	16,708
Macrotech Developers, Ltd.[1]	582,697	9,670
JHSF Participações SA	8,620,906	8,636
Mindspace Business Parks REIT	1,250,000	5,504
Douglas Elliman, Inc.[1]	59,152	680
		65,682

Utilities 1.18%
ENN Energy Holdings, Ltd.	1,878,900	35,373
AC Energy Corp.[1]	69,716,400	15,039
Neoenergia SA	1,288,255	3,747
		54,159

Energy 0.73%
Pioneer Natural Resources Company	104,262	18,963
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	14,064
Helmerich & Payne, Inc.	7,700	183
		33,210

Total common stocks (cost: $2,412,799,000)		4,067,223

Preferred securities 0.89%
Information technology 0.56%
SmartHR, Inc., Series D, preferred shares[1,3,5,6]	3,006	13,691
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	633
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	603
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	404
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	197
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	167
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	93
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	75
Outreach Corp., Series G, preferred shares[1,3,5,6]	154,354	4,691
		25,302

54	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Industrials 0.24%
Azul SA, preferred nominative shares (ADR)[1]		800,316	$10,564
Azul SA, preferred nominative shares[1]		109,500	479
			11,043

Health care 0.09%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,5,6]		2,931,405	4,104

Total preferred securities (cost: $42,519,000)			40,449

Rights & warrants 0.41%
Information technology 0.34%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[3,4]		355,879	15,756

Consumer staples 0.07%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[3,4]		345,000	3,085

Total rights & warrants (cost: $22,692,000)			18,841

Short-term securities 11.51%	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 5.57%
Bank of Montreal 1/31/2022	0.107%	$45,000	44,997
Canadian Imperial Bank of Commerce 1/14/2022[4]	0.125	25,000	24,999
LVMH Moët Hennessy-Louis Vuitton SE 2/15/2022[4]	0.098	35,000	34,996
LVMH Moët Hennessy-Louis Vuitton SE 2/22/2022[4]	0.118	50,000	49,992
Toronto-Dominion Bank 1/24/2022[4]	0.058	100,000	99,996
			254,980

		Shares
Money market investments 4.44%
Capital Group Central Cash Fund 0.09%[7,8]		2,030,670	203,087

Money market investments purchased with collateral from securities on loan 1.50%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[8,9]		34,209,178	34,209
Capital Group Central Cash Fund 0.09%[7,8,9]		322,569	32,260
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[8,9]		2,304,298	2,305
			68,774

Total short-term securities (cost: $526,820,000)			526,841
Total investment securities 101.67% (cost: $3,004,830,000)			4,653,354
Other assets less liabilities (1.67)%			(76,433)

Net assets 100.00%			$4,576,921

American Funds Insurance Series	55

Global Small Capitalization Fund (continued)

Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Common stocks 0.90%
Consumer discretionary 0.90%
Lands’ End, Inc.[1]	$45,297	$—	$—	$—	$(4,074)	$41,223	$—
Communication services 0.00%
Boat Rocker Media, Inc.[1,10]	—	13,602	1,216	(321)	(2,920)	—	—
Total common stocks						41,223
Short-term securities 5.14%
Money market investments 4.44%
Capital Group Central Cash Fund 0.09%[8]	15,136	1,978,017	1,790,088	6	16	203,087	149
Money market investments purchased with collateral from securities on loan 0.70%
Capital Group Central Cash Fund 0.09%[8,9]	—	32,26011				32,260	—	[12]
Total short-term securities						235,347
Total 6.04%				$(315)	$(6,978)	$276,570	$149

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $85,086,000, which represented 1.86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $175,891,000, which represented 3.84% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $363,388,000, which represented 7.94% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Rate represents the seven-day yield at 12/31/2021.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2021. Refer to the investment portfolio for the security value at 12/31/2021.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$58,213	1.27%
Venture Global LNG, Inc., Series C	5/1/2015	8,280	14,064	.31
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	13,691	.30
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748	.10
Yotpo, Ltd.	3/16/2021	1,418	1,493	.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	633	.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	603	.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	404	.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	197	.01
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	167	.01
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	93	.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	75	.00
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,691	.10
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	4,104	.09
Total private placement securities		$82,082	$103,176	2.25%

56	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	57

Growth Fund

Investment portfolio December 31, 2021

Common stocks 96.28%	Shares	Value (000)
Information technology 23.83%
Microsoft Corp.	7,992,115	$2,687,908
Broadcom, Inc.	1,777,138	1,182,525
ASML Holding NV	635,000	510,907
ASML Holding NV (New York registered) (ADR)	268,136	213,474
Taiwan Semiconductor Manufacturing Company, Ltd.	14,872,000	330,585
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,220,700	146,862
RingCentral, Inc., Class A1	2,082,653	390,185
Apple, Inc.	1,929,167	342,562
Shopify, Inc., Class A, subordinate voting shares[1]	223,900	308,398
Advanced Micro Devices, Inc.[1]	1,816,000	261,322
Cloudflare, Inc., Class A1	1,764,000	231,966
Wolfspeed, Inc.[1]	1,978,082	221,090
Applied Materials, Inc.	1,392,012	219,047
Micron Technology, Inc.	2,097,912	195,420
MicroStrategy, Inc., Class A1,2	358,514	195,207
Keyence Corp.	300,900	189,073
MongoDB, Inc., Class A1	354,590	187,702
Mastercard, Inc., Class A	510,964	183,600
Unity Software, Inc.[1]	1,188,000	169,872
Bill.com Holdings, Inc.[1]	649,600	161,848
FleetCor Technologies, Inc.[1]	650,500	145,608
ServiceNow, Inc.[1]	221,680	143,895
Tyler Technologies, Inc.[1]	263,200	141,588
NVIDIA Corp.	464,000	136,467
Visa, Inc., Class A	531,131	115,101
Block, Inc., Class A1	705,620	113,965
Fidelity National Information Services, Inc.	884,718	96,567
Zendesk, Inc.[1]	902,500	94,122
HubSpot, Inc.[1]	130,000	85,689
PayPal Holdings, Inc.[1]	429,800	81,052
Trimble, Inc.[1]	840,920	73,320
VeriSign, Inc.[1]	282,443	71,690
Coupa Software, Inc.[1]	387,000	61,165
Intel Corp.	1,136,000	58,504
Genpact, Ltd.	1,041,500	55,283
GoDaddy, Inc., Class A1	645,081	54,742
Smartsheet, Inc., Class A1	694,281	53,772
Intuit, Inc.	83,000	53,387
MKS Instruments, Inc.	302,111	52,619
Elastic NV, non-registered shares[1]	403,822	49,706
NetApp, Inc.	527,540	48,528
Silicon Laboratories, Inc.[1]	231,815	47,851
Qualtrics International, Inc., Class A1	1,276,855	45,201
Okta, Inc., Class A1	198,012	44,388
Amadeus IT Group SA, Class A, non-registered shares[1]	635,696	43,164
Flex, Ltd.[1]	2,234,300	40,955
Adobe, Inc.[1]	69,034	39,146
Concentrix Corp.	214,851	38,377
Samsung Electronics Co., Ltd.	561,000	36,952
SK hynix, Inc.	330,800	36,454
EPAM Systems, Inc.[1]	52,839	35,320
TE Connectivity, Ltd.	216,000	34,849
Toast, Inc., Class A1,2	960,000	33,322
Motorola Solutions, Inc.	109,000	29,615
Lam Research Corp.	40,617	29,210
Fiserv, Inc.[1]	247,500	25,688
Keysight Technologies, Inc.[1]	102,000	21,064
Ceridian HCM Holding, Inc.[1]	199,000	20,788
Globant SA1	57,138	17,946
Alteryx, Inc., Class A1	261,518	15,822
TELUS International (Cda), Inc., subordinate voting shares[1]	396,024	13,093
Enphase Energy, Inc.[1]	62,172	11,374

58	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SentinelOne, Inc., Class A1	220,600	$11,138
Kulicke and Soffa Industries, Inc.	151,860	9,194
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	216,600	8,746
Thoughtworks Holding, Inc.[1]	276,000	7,400
Stripe, Inc., Class B1,3,4,5	168,598	6,798
		10,820,178

Consumer discretionary 19.94%
Tesla, Inc.[1]	3,770,000	3,984,061
Amazon.com, Inc.[1]	306,823	1,023,052
Dollar General Corp.	2,588,520	610,451
Home Depot, Inc.	1,024,000	424,970
LVMH Moët Hennessy-Louis Vuitton SE	330,000	273,138
Las Vegas Sands Corp.[1]	5,500,000	207,020
Royal Caribbean Cruises, Ltd.[1]	2,590,946	199,244
Hermès International	97,299	170,150
Chipotle Mexican Grill, Inc.[1]	90,300	157,867
Booking Holdings, Inc.[1]	60,300	144,674
Airbnb, Inc., Class A1	823,500	137,105
Toll Brothers, Inc.	1,787,376	129,388
D.R. Horton, Inc.	1,131,976	122,763
Floor & Decor Holdings, Inc., Class A1	769,300	100,017
Caesars Entertainment, Inc.[1]	997,785	93,323
Burlington Stores, Inc.[1]	295,911	86,261
O’Reilly Automotive, Inc.[1]	116,600	82,346
NIKE, Inc., Class B	489,400	81,568
NVR, Inc.[1]	13,430	79,356
YETI Holdings, Inc.[1]	940,000	77,860
Aramark	1,793,164	66,078
Darden Restaurants, Inc.	433,876	65,359
Domino’s Pizza, Inc.	112,700	63,600
Etsy, Inc.[1]	202,000	44,226
YUM! Brands, Inc.	306,700	42,588
Hilton Worldwide Holdings, Inc.[1]	257,834	40,220
Aptiv PLC[1]	234,400	38,664
LGI Homes, Inc.[1]	248,150	38,334
Dollar Tree Stores, Inc.[1]	260,059	36,543
adidas AG	121,710	35,085
Adient PLC[1]	722,000	34,569
General Motors Company[1]	572,500	33,566
Compagnie Financière Richemont SA, Class A	219,805	33,036
Flutter Entertainment PLC[1]	194,737	30,817
Polaris, Inc.	280,000	30,775
VF Corp.	408,000	29,874
Carvana Co., Class A1	125,000	28,974
Wayfair, Inc., Class A1	152,000	28,875
lululemon athletica, inc.[1]	70,000	27,402
Norwegian Cruise Line Holdings, Ltd.[1]	1,249,496	25,915
Helen of Troy, Ltd.[1]	99,420	24,305
Marriott International, Inc., Class A1	137,100	22,654
Arrival Group[1,2]	2,260,000	16,769
Arrival Group[1]	449,469	3,335
EssilorLuxottica	69,400	14,794
Westwing Group AG, non-registered shares[1]	546,833	13,784
		9,054,755

Communication services 19.66%
Meta Platforms, Inc., Class A1	9,627,956	3,238,363
Netflix, Inc.[1]	3,194,877	1,924,722
Alphabet, Inc., Class C1	438,673	1,269,340
Alphabet, Inc., Class A1	111,616	323,356
Activision Blizzard, Inc.	7,356,113	489,402

American Funds Insurance Series	59

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Charter Communications, Inc., Class A1	655,629	$427,450
Snap, Inc., Class A, nonvoting shares[1]	8,494,104	399,478
ZoomInfo Technologies, Inc., Class A1	2,918,600	187,374
Comcast Corp., Class A	3,710,563	186,753
Twitter, Inc.[1]	2,000,000	86,440
Frontier Communications Parent, Inc.[1]	2,585,920	76,259
T-Mobile US, Inc.[1]	652,940	75,728
Live Nation Entertainment, Inc.[1]	517,000	61,880
Pinterest, Inc., Class A1	1,386,811	50,410
Tencent Holdings, Ltd.	605,000	35,442
Bumble, Inc., Class A1	898,537	30,424
Vimeo, Inc.[1]	1,415,033	25,414
Iridium Communications, Inc.[1]	457,026	18,871
Electronic Arts, Inc.	141,481	18,661
Match Group, Inc.[1]	13,602	1,799
		8,927,566

Health care 11.15%
UnitedHealth Group, Inc.	1,617,751	812,337
Intuitive Surgical, Inc.[1]	2,058,000	739,439
Regeneron Pharmaceuticals, Inc.[1]	909,000	574,052
Thermo Fisher Scientific, Inc.	674,500	450,053
Centene Corp.[1]	4,864,730	400,854
Vertex Pharmaceuticals, Inc.[1]	1,133,422	248,899
NovoCure, Ltd.[1]	2,703,431	202,974
Moderna, Inc.[1]	750,000	190,485
Insulet Corp.[1]	467,000	124,255
Edwards Lifesciences Corp.[1]	768,111	99,509
Biohaven Pharmaceutical Holding Co., Ltd.[1]	720,492	99,291
DexCom, Inc.[1]	158,238	84,966
Seagen, Inc.[1]	527,217	81,508
Danaher Corp.	235,935	77,625
Gilead Sciences, Inc.	899,185	65,290
Oak Street Health, Inc.[1]	1,628,199	53,958
Abbott Laboratories	360,668	50,760
Catalent, Inc.[1]	385,000	49,291
Guardant Health, Inc.[1]	482,401	48,250
Eli Lilly and Company	169,500	46,819
Cigna Corp.	203,470	46,723
Inari Medical, Inc.[1]	502,200	45,836
Verily Life Sciences LLC[1,3,4,5]	300,178	44,928
Molina Healthcare, Inc.[1]	128,807	40,971
QIAGEN NV1	664,342	36,924
Zimmer Biomet Holdings, Inc.	238,900	30,350
AstraZeneca PLC	256,500	30,129
Galapagos NV1	527,552	29,562
Mettler-Toledo International, Inc.[1]	16,900	28,683
Align Technology, Inc.[1]	38,800	25,499
Pacific Biosciences of California, Inc.[1]	1,140,379	23,332
R1 RCM, Inc.[1]	888,000	22,635
Humana, Inc.	46,800	21,709
Syneos Health, Inc., Class A1	210,000	21,563
Exact Sciences Corp.[1]	259,400	20,189
Chemed Corp.	37,667	19,927
Fate Therapeutics, Inc.[1]	235,000	13,750
Vir Biotechnology, Inc.[1]	282,975	11,848
Novavax, Inc.[1,2]	59,500	8,513
CRISPR Therapeutics AG1	86,706	6,571
Ultragenyx Pharmaceutical, Inc.[1]	67,100	5,642
Incyte Corp.[1]	70,900	5,204
Neurocrine Biosciences, Inc.[1]	47,027	4,005
Adaptive Biotechnologies Corp.[1]	141,048	3,958

60	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Global Blood Therapeutics, Inc.[1]	125,000	$3,659
TG Therapeutics, Inc.[1]	155,200	2,949
Sana Biotechnology, Inc.[1,2]	179,600	2,780
Cortexyme, Inc.[1,2]	177,897	2,245
		5,060,699

Industrials 7.19%
TransDigm Group, Inc.[1]	590,615	375,796
Uber Technologies, Inc.[1]	8,166,767	342,432
Carrier Global Corp.	6,049,761	328,139
Jacobs Engineering Group, Inc.	2,169,000	301,990
Delta Air Lines, Inc.[1]	7,215,000	281,962
United Rentals, Inc.[1]	591,000	196,383
Caterpillar, Inc.	748,000	154,641
MTU Aero Engines AG	616,989	126,018
Airbus SE, non-registered shares[1]	955,893	122,280
Middleby Corp.[1]	449,500	88,444
CSX Corp.	2,335,500	87,815
Dun & Bradstreet Holdings, Inc.[1]	3,869,573	79,288
Safran SA	567,867	69,604
Ryanair Holdings PLC (ADR)[1]	634,951	64,975
Ryanair Holdings PLC[1]	96,554	1,676
TuSimple Holdings, Inc., Class A1,2	1,690,461	60,603
Rockwell Automation	173,446	60,507
HEICO Corp.	253,538	36,565
HEICO Corp., Class A	148,813	19,126
Norfolk Southern Corp.	176,000	52,397
L3Harris Technologies, Inc.	245,000	52,244
BWX Technologies, Inc.	902,600	43,216
Northrop Grumman Corp.	98,700	38,204
AMETEK, Inc.	253,600	37,289
ITT, Inc.	343,000	35,051
Boeing Company[1]	170,000	34,224
Armstrong World Industries, Inc.	291,939	33,900
Chart Industries, Inc.[1]	200,000	31,898
Waste Connections, Inc.	222,159	30,274
FedEx Corp.	99,600	25,761
Kornit Digital, Ltd.[1]	132,500	20,173
Generac Holdings, Inc.[1]	31,762	11,178
Lockheed Martin Corp.	24,200	8,601
Axon Enterprise, Inc.[1]	36,700	5,762
Southwest Airlines Co.[1]	121,900	5,222
Archer Aviation, Inc., Class A1	446,251	2,695
		3,266,333

Financials 6.67%
Bank of America Corp.	14,780,700	657,593
First Republic Bank	1,770,808	365,690
S&P Global, Inc.	524,936	247,733
Capital One Financial Corp.	1,399,000	202,981
SVB Financial Group[1]	282,815	191,816
KKR & Co., Inc.	2,077,520	154,775
BlackRock, Inc.	150,000	137,334
Athene Holding, Ltd., Class A1	1,355,912	112,988
Intercontinental Exchange, Inc.	751,752	102,817
Western Alliance Bancorporation	932,501	100,384
Marsh & McLennan Companies, Inc.	546,720	95,031
MSCI, Inc.	117,900	72,236
Tradeweb Markets, Inc., Class A	554,800	55,558
Blackstone, Inc., nonvoting shares	360,000	46,580
Moody’s Corp.	102,277	39,947
Signature Bank[1]	122,111	39,499

American Funds Insurance Series	61

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Trupanion, Inc.[1]	287,655	$37,979
Wells Fargo & Company	756,000	36,273
Brookfield Asset Management, Inc., Class A	585,103	35,329
East West Bancorp, Inc.	443,509	34,895
Aon PLC, Class A	110,000	33,062
Blue Owl Capital, Inc., Class A	1,982,812	29,564
Arch Capital Group, Ltd.[1]	634,000	28,181
CME Group, Inc., Class A	121,648	27,792
Goosehead Insurance, Inc., Class A	211,148	27,466
American International Group, Inc.	458,394	26,064
Ares Management Corp., Class A	310,500	25,234
Ryan Specialty Group Holdings, Inc., Class A1	611,300	24,666
Everest Re Group, Ltd.	66,500	18,216
Berkshire Hathaway, Inc., Class A1	26	11,717
Berkshire Hathaway, Inc., Class B1	17,400	5,203
Hippo Holdings, Inc., Class A1	580,847	1,644
Bright Health Group, Inc.[1]	386,894	1,331
		3,027,578

Consumer staples 2.68%
Costco Wholesale Corp.	491,000	278,741
Kroger Co.	6,052,000	273,914
Constellation Brands, Inc., Class A	745,500	187,098
Philip Morris International, Inc.	1,339,929	127,293
Altria Group, Inc.	2,349,349	111,336
British American Tobacco PLC	2,844,350	105,239
Estée Lauder Companies, Inc., Class A	158,486	58,671
Monster Beverage Corp.[1]	429,000	41,201
Molson Coors Beverage Company, Class B, restricted voting shares	724,320	33,572
		1,217,065

Materials 2.18%
Vale SA, ordinary nominative shares (ADR)	13,740,357	192,640
Wheaton Precious Metals Corp.	3,674,000	157,725
Linde PLC	347,292	120,312
Grupo México, SAB de CV, Series B	25,356,800	110,576
Barrick Gold Corp.	4,058,000	77,102
CF Industries Holdings, Inc.	853,000	60,375
Royal Gold, Inc.	517,000	54,394
Franco-Nevada Corp.	390,000	53,936
Sherwin-Williams Company	110,458	38,899
Allegheny Technologies, Inc.[1]	2,070,860	32,989
LyondellBasell Industries NV	343,500	31,681
Summit Materials, Inc., Class A1	561,313	22,531
Ball Corp.	194,200	18,696
PPG Industries, Inc.	103,623	17,869
		989,725

Energy 2.05%
Halliburton Company	12,143,661	277,726
Canadian Natural Resources, Ltd. (CAD denominated)	5,481,400	231,615
Canadian Natural Resources, Ltd.	105,100	4,440
Cenovus Energy, Inc.	14,694,800	180,178
Pioneer Natural Resources Company	328,000	59,657
EOG Resources, Inc.	516,283	45,861
Suncor Energy, Inc.	1,747,125	43,714
Coterra Energy, Inc.	1,759,197	33,425
ConocoPhillips	326,011	23,532
Chesapeake Energy Corp.	345,000	22,259
Equitrans Midstream Corp.	936,942	9,688
		932,095

62	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.75%
NextEra Energy, Inc.	2,052,930	$191,661
PG&E Corp.[1]	7,364,569	89,406
AES Corp.	1,540,683	37,439
Ørsted AS	188,322	24,079
		342,585
Real estate 0.18%
Equinix, Inc. REIT	51,784	43,801
UDR, Inc. REIT	609,000	36,534
		80,335

Total common stocks (cost: $19,607,247,000)		43,718,914

Preferred securities 0.17%
Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	531,000	31,804
PsiQuantum Corp., Series D, preferred shares[1,3,4,5]	906,761	23,781
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4,5]	406,310	6,957
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4,5]	52,656	2,123
		64,665
Industrials 0.03%
ABL Space Systems Co., Series B2, preferred shares[1,3,4,5]	153,713	10,452

Total preferred securities (cost: $65,451,000)		75,117

Convertible bonds & notes 0.07%	Principal amount (000)
Consumer staples 0.07%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[3,4,5,6]	$43,344	32,231

Total convertible bonds & notes (cost: $42,197,000)		32,231

Short-term securities 3.64%	Shares
Money market investments 3.55%
Capital Group Central Cash Fund 0.09%[7,8]	16,100,266	1,610,187

Money market investments purchased with collateral from securities on loan 0.09%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	21,530,570	21,531
Capital Group Central Cash Fund 0.09%[7,8,9]	203,019	20,304
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	1,450,278	1,450
		43,285

Total short-term securities (cost: $1,653,276,000)		1,653,472
Total investment securities 100.16% (cost: $21,368,171,000)		45,479,734
Other assets less liabilities (0.16)%		(73,988)

Net assets 100.00%		$45,405,746

American Funds Insurance Series	63

Growth Fund (continued)

Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 3.59%
Money market investments 3.55%
Capital Group Central Cash Fund 0.09%[7]	$1,623,691	$5,463,963		$5,477,577	$20	$90	$1,610,187	$877
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.09%[7,9]	—	20,304	[10]				20,304	—	[11]
Total short-term securities							1,630,491
Total 3.59%					$20	$90	$1,630,491	$877

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $47,077,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $127,270,000, which represented .28% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 12/31/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,928	.10%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-11/3/2021	42,197	32,231	.07
PsiQuantum Corp., Series D, preferred shares	5/28/2021	23,781	23,781	.05
ABL Space Systems Co., Series B2, preferred shares	10/22/2021	10,452	10,452	.02
Stripe, Inc., Class B	5/6/2021	6,766	6,798	.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,123	.00
Tipalti Solutions, Ltd., Series F, preferred shares	12/1/2021	6,956	6,957	.02
Total private placement securities		$129,265	$127,270	.28%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

64	American Funds Insurance Series

International Fund

Investment portfolio December 31, 2021

Common stocks 89.00%	Shares	Value (000)
Financials 17.08%
ABN AMRO Bank NV	14,394,921	$211,675
Kotak Mahindra Bank, Ltd.	7,793,107	188,297
Banco Santander, SA	52,040,526	174,219
Deutsche Bank AG1	11,620,682	145,770
BNP Paribas SA	1,964,000	135,883
HDFC Bank, Ltd.	5,417,070	107,809
HDFC Bank, Ltd. (ADR)	277,000	18,024
AIA Group, Ltd.	11,958,576	120,544
Barclays PLC	46,610,000	117,976
Aegon NV	12,263,736	61,336
ING Groep NV	3,254,028	45,353
Bajaj Finserv, Ltd.	174,730	38,564
XP, Inc., Class A1	1,291,559	37,119
KBC Groep NV	406,187	34,896
Nu Holdings, Ltd., Class A1,2	3,593,839	33,710
Bajaj Finance, Ltd.	348,060	32,670
Allfunds Group PLC[1]	1,350,495	26,593
FinecoBank SpA	1,211,135	21,283
Lufax Holding, Ltd. (ADR)[1]	2,785,390	15,682
Ping An Insurance (Group) Company of China, Ltd., Class H	898,500	6,470
Ping An Insurance (Group) Company of China, Ltd., Class A	817,263	6,464
PICC Property and Casualty Co., Ltd., Class H	15,044,000	12,290
Futu Holdings, Ltd. (ADR)[1,2]	222,400	9,630
B3 SA-Brasil, Bolsa, Balcao	4,413,000	8,826
		1,611,083

Industrials 12.53%
Airbus SE, non-registered shares[1]	1,821,975	233,071
Recruit Holdings Co., Ltd.	3,344,709	202,724
NIBE Industrier AB, Class B	6,178,856	93,508
Ryanair Holdings PLC (ADR)[1]	787,400	80,575
Ryanair Holdings PLC[1]	348,056	6,043
Safran SA	669,400	82,049
Melrose Industries PLC	36,613,980	79,245
SMC Corp.	77,100	52,005
ASSA ABLOY AB, Class B	1,452,142	44,386
International Container Terminal Services, Inc.	10,343,240	40,568
MTU Aero Engines AG	182,000	37,173
Ashtead Group PLC	405,000	32,573
Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	25,305
Brenntag SE	222,191	20,131
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	19,341
Kingspan Group PLC	153,796	18,385
Nihon M&A Center Holdings, Inc.	657,010	16,112
Diploma PLC	335,900	15,340
Bureau Veritas SA	443,000	14,717
Rumo SA1	4,301,900	13,717
Fluidra, SA, non-registered shares	329,700	13,213
LIXIL Corp.	441,700	11,769
CCR SA, ordinary nominative shares	5,580,000	11,611
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	9,328
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,073,434	8,231
		1,181,120

Information technology 12.46%
Taiwan Semiconductor Manufacturing Company, Ltd.	6,729,000	149,577
ASML Holding NV	182,764	147,048
Nice, Ltd. (ADR)[1]	397,150	120,575
Nomura Research Institute, Ltd.	2,595,600	111,356
Atlassian Corp. PLC, Class A1	232,500	88,650
Fujitsu, Ltd.	345,900	59,329
Delta Electronics, Inc.	5,200,409	51,690

American Funds Insurance Series	65

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Samsung Electronics Co., Ltd.	631,500	$41,595
Snowflake, Inc., Class A1	121,636	41,204
Keyence Corp.	64,200	40,341
NXP Semiconductors NV	173,200	39,452
PagSeguro Digital, Ltd., Class A1	1,377,948	36,130
Infineon Technologies AG	728,000	33,783
StoneCo, Ltd., Class A1	1,940,700	32,720
Silergy Corp.	176,000	31,966
Suse SA1,2	593,940	27,183
Shopify, Inc., Class A, subordinate voting shares[1]	14,000	19,283
OBIC Co., Ltd.	83,700	15,717
Hexagon AB, Class B	925,700	14,716
ASM International NV	31,648	14,005
TELUS International (Cda), Inc., subordinate voting shares[1]	411,700	13,611
Okta, Inc., Class A1	53,850	12,072
Xero, Ltd.[1]	95,031	9,779
Canva, Inc.[1,3,4,5]	4,819	8,212
Kingdee International Software Group Co., Ltd.[1]	2,600,000	8,003
Afterpay, Ltd.[1]	120,994	7,307
		1,175,304

Health care 10.52%
Daiichi Sankyo Company, Ltd.	11,981,800	304,675
Olympus Corp.	5,808,100	133,779
WuXi Biologics (Cayman), Inc.[1]	10,754,800	127,650
M3, Inc.	1,053,300	53,045
WuXi AppTec Co., Ltd., Class A	2,367,360	44,046
WuXi AppTec Co., Ltd., Class H	312,000	5,402
Grifols, SA, Class A, non-registered shares	1,914,900	36,790
Grifols, SA, Class B (ADR)	793,690	8,913
Alcon, Inc.	439,639	38,956
Aier Eye Hospital Group Co., Ltd., Class A	4,603,581	30,540
Notre Dame Intermédica Participações SA	2,760,862	29,913
HOYA Corp.	198,300	29,496
Chugai Pharmaceutical Co., Ltd.	889,500	28,882
Merck KGaA	110,400	28,532
Hikma Pharmaceuticals PLC	578,400	17,372
Guardant Health, Inc.[1]	173,400	17,343
Ambu AS, Class B, non-registered shares[2]	476,200	12,612
Insulet Corp.[1]	46,653	12,413
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	1,502,798	12,037
CanSino Biologics, Inc., Class H1	440,000	10,168
ResMed, Inc.	31,200	8,127
Ping An Healthcare and Technology Co., Ltd., Class H1	267,400	972
		991,663

Consumer discretionary 10.42%
MercadoLibre, Inc.[1]	151,983	204,934
Evolution AB	879,959	125,252
Sony Group Corp.	920,500	115,833
Delivery Hero SE1	682,387	76,136
Ferrari NV (EUR denominated)[1]	254,543	65,929
LVMH Moët Hennessy-Louis Vuitton SE	72,682	60,158
Maruti Suzuki India, Ltd.	392,000	39,162
Grab Holdings, Ltd., Class A1,2	2,851,251	20,329
Grab Holdings, Ltd., Class A1,3,6	2,632,544	18,207
Entain PLC[1]	1,560,453	35,548
Meituan, Class B1	1,170,627	33,839
Flutter Entertainment PLC[1]	158,674	25,110
Coupang, Inc., Class A1	836,800	24,585
Kering SA	29,296	23,578
Americanas SA, ordinary nominative shares[1]	3,734,000	21,171

66	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Galaxy Entertainment Group, Ltd.[1]	3,859,000	$19,994
EssilorLuxottica	80,200	17,096
Aptiv PLC[1]	84,000	13,856
Just Eat Takeaway (GBP denominated)[1]	135,328	7,466
Just Eat Takeaway (EUR denominated)[1]	34,295	1,893
Bandai Namco Holdings, Inc.	108,742	8,502
On Holding AG, Class A1	222,380	8,408
Prosus NV, Class N	69,111	5,786
Pan Pacific International Holdings Corp.	244,500	3,373
Melco Resorts & Entertainment, Ltd. (ADR)[1]	317,900	3,236
Naspers, Ltd., Class N	18,951	2,940
		982,321

Energy 7.58%
Reliance Industries, Ltd.	11,517,270	366,912
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	10,054,973	110,403
Neste OYJ	1,756,952	86,732
Cenovus Energy, Inc.	4,757,600	58,335
TotalEnergies SE	1,147,298	58,296
Canadian Natural Resources, Ltd. (CAD denominated)	818,700	34,594
		715,272

Materials 6.73%
First Quantum Minerals, Ltd.	10,694,500	255,917
Vale SA, ordinary nominative shares (ADR)	7,391,607	103,630
Vale SA, ordinary nominative shares	770,681	10,787
Shin-Etsu Chemical Co., Ltd.	395,300	68,455
Fortescue Metals Group, Ltd.	4,730,450	66,114
Linde PLC (EUR denominated)	135,800	47,310
Ivanhoe Mines Ltd., Class A1	3,403,051	27,764
BASF SE	317,860	22,357
Koninklijke DSM NV	55,354	12,478
Akzo Nobel NV	107,048	11,761
Yunnan Energy New Material Co., Ltd., Class A	196,300	7,712
		634,285

Communication services 5.26%
Sea, Ltd., Class A (ADR)[1]	546,678	122,297
Bharti Airtel, Ltd.[1]	12,732,125	117,121
Bharti Airtel, Ltd., interim shares[1]	836,308	3,967
Bilibili, Inc., Class Z (ADR)[1,2]	516,206	23,952
Bilibili, Inc., Class Z1	502,300	23,100
Meta Platforms, Inc., Class A1	127,500	42,885
Universal Music Group NV	1,312,633	37,032
Tencent Holdings, Ltd.	507,687	29,742
SoftBank Corp.	2,231,200	28,212
Yandex NV, Class A1	313,000	18,937
Ubisoft Entertainment SA1	277,800	13,622
Vivendi SE	907,392	12,283
Playtika Holding Corp.[1]	687,500	11,887
SoftBank Group Corp.	224,200	10,591
		495,628

Consumer staples 3.56%
Kweichow Moutai Co., Ltd., Class A	224,223	72,122
Danone SA	813,500	50,560
Shiseido Company, Ltd.	840,700	46,877
Treasury Wine Estates, Ltd.	4,601,735	41,448
Swedish Match AB	3,167,673	25,247
Heineken NV	201,973	22,732
Kobe Bussan Co., Ltd.	572,700	22,180
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,653,503	17,262

American Funds Insurance Series	67

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
CP ALL PCL, foreign registered shares	9,053,300	$16,083
Chocoladefabriken Lindt & Sprüngli AG	97	13,008
Dabur India, Ltd.	933,875	7,287
Pernod Ricard SA	3,203	771
		335,577
Utilities 2.40%
ENN Energy Holdings, Ltd.	10,225,700	192,513
China Gas Holdings, Ltd.	16,490,200	34,260
		226,773
Real estate 0.46%
ESR Cayman, Ltd.[1]	9,137,600	30,878
Ayala Land, Inc.	17,500,000	12,595
		43,473

Total common stocks (cost: $6,130,710,000)		8,392,499

Preferred securities 0.48%
Health care 0.28%
Grifols, SA, Class B, nonvoting non-registered preferred shares	2,274,930	26,185

Energy 0.19%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	3,516,231	17,960

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4,5]	422	719
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4,5]	18	30
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4,5]	1	2
		751

Total preferred securities (cost: $60,867,000)		44,896

Rights & warrants 0.21%
Health care 0.21%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[3,6]	896,000	16,671
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,3,6]	179,200	3,334

Total rights & warrants (cost: $20,683,000)		20,005

Short-term securities 11.14%
Money market investments 10.37%
Capital Group Central Cash Fund 0.09%[7,8]	9,773,002	977,398

68	American Funds Insurance Series

International Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.77%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	36,116,824	$36,116
Capital Group Central Cash Fund 0.09%[7,8,9]	340,557	34,059
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	2,432,795	2,433
		72,608

Total short-term securities (cost: $1,049,900,000)		1,050,006
Total investment securities 100.83% (cost: $7,262,160,000)		9,507,406
Other assets less liabilities (0.83)%		(78,053)

Net assets 100.00%		$9,429,353

Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 10.73%
Money market investments 10.37%
Capital Group Central Cash Fund 0.09%[7]	$523,844	$3,582,752		$3,129,199	$(41)	$42	$977,398	$357
Money market investments purchased with collateral from securities on loan 0.36%
Capital Group Central Cash Fund 0.09%[7,9]	—	34,059	[10]				34,059	—	[11]
Total short-term securities							1,011,457
Total 10.73%					$(41)	$42	$1,011,457	$357

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $77,301,000, which represented .82% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $47,175,000, which represented .50% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,212,000, which represented .41% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 12/31/2021.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021-11/4/2021	$8,215	$8,212	.09%
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	719	719	.01
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	31	30	.00
Canva, Inc., Series A-4, noncumulative preferred shares	11/4/2021	2	2	.00
Total private placement securities		$8,967	$8,963	.10%

American Funds Insurance Series	69

International Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

See notes to financial statements.

70	American Funds Insurance Series

New World Fund

Investment portfolio December 31, 2021

Common stocks 92.02%	Shares	Value (000)
Information technology 20.17%
Microsoft Corp.	420,372	$141,379
Taiwan Semiconductor Manufacturing Company, Ltd.	4,075,000	90,582
Silergy Corp.	348,094	63,222
ASML Holding NV	57,498	46,262
Adobe, Inc.[1]	73,627	41,751
Broadcom, Inc.	60,139	40,017
Keyence Corp.	61,500	38,644
PagSeguro Digital, Ltd., Class A1	1,410,452	36,982
Wolfspeed, Inc.[1]	304,599	34,045
Micron Technology, Inc.	354,314	33,004
Mastercard, Inc., Class A	68,940	24,772
PayPal Holdings, Inc.[1]	121,076	22,833
Apple, Inc.	125,754	22,330
Tata Consultancy Services, Ltd.	352,077	17,706
EPAM Systems, Inc.[1]	22,796	15,238
Samsung Electronics Co., Ltd.	222,955	14,685
NVIDIA Corp.	47,363	13,930
Globant SA1	43,911	13,792
Network International Holdings PLC[1]	2,759,352	10,913
Nice, Ltd. (ADR)[1]	33,853	10,278
Visa, Inc., Class A	45,183	9,792
TELUS International (Cda), Inc., subordinate voting shares[1]	284,750	9,414
Accenture PLC, Class A	22,622	9,378
Advanced Micro Devices, Inc.[1]	64,798	9,324
StoneCo, Ltd., Class A1	549,141	9,259
Tokyo Electron, Ltd.	15,100	8,701
MediaTek, Inc.	188,000	8,086
Cognizant Technology Solutions Corp., Class A	87,827	7,792
Kingdee International Software Group Co., Ltd.[1]	2,404,000	7,399
Nokia Corp.[1]	1,085,362	6,888
Atlassian Corp. PLC, Class A1	17,509	6,676
Hexagon AB, Class B	363,645	5,781
NXP Semiconductors NV	25,306	5,764
Trimble, Inc.[1]	65,066	5,673
Flat Glass Group Co., Ltd., Class H1	1,090,000	5,536
Edenred SA	108,779	5,024
Halma PLC	115,702	5,011
ON Semiconductor Corp.[1]	51,169	3,475
Logitech International SA	40,546	3,421
Applied Materials, Inc.	20,087	3,161
DLocal, Ltd., Class A1	84,459	3,014
Amadeus IT Group SA, Class A, non-registered shares[1]	36,543	2,481
KLA Corp.	5,471	2,353
VeriSign, Inc.[1]	8,923	2,265
Infosys Ltd.	80,946	2,056
FleetCor Technologies, Inc.[1]	8,827	1,976
Hamamatsu Photonics KK	29,000	1,850
Hundsun Technologies Inc., Class A	166,577	1,624
MKS Instruments, Inc.	9,065	1,579
SAP SE	11,071	1,574
Coforge, Ltd.	19,788	1,568
Intel Corp.	29,635	1,526
Infineon Technologies AG	28,823	1,338
Aspen Technology, Inc.[1]	8,625	1,313
Elastic NV, non-registered shares[1]	9,576	1,179
Fabrinet, non-registered shares[1]	8,236	976
Canva, Inc.[1,2,3,4]	385	656
		897,248

American Funds Insurance Series	71

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 12.36%
Thermo Fisher Scientific, Inc.	84,675	$56,499
Carl Zeiss Meditec AG, non-registered shares	188,815	39,736
Abbott Laboratories	246,892	34,748
WuXi Biologics (Cayman), Inc.[1]	2,774,600	32,932
WuXi AppTec Co., Ltd., Class A	1,002,659	18,655
WuXi AppTec Co., Ltd., Class H	526,300	9,112
PerkinElmer, Inc.	123,409	24,813
Jiangsu Hengrui Medicine Co., Ltd., Class A	2,454,512	19,529
CanSino Biologics, Inc., Class H1,5	844,918	19,526
Danaher Corp.	57,443	18,899
BeiGene, Ltd. (ADR)[1]	59,844	16,214
BeiGene, Ltd.[1]	49,700	1,026
AstraZeneca PLC	141,480	16,618
Eli Lilly and Company	54,577	15,075
Shionogi & Co., Ltd.	198,200	14,000
Laurus Labs, Ltd.	1,887,975	13,687
Pharmaron Beijing Co., Ltd., Class H	420,600	6,489
Pharmaron Beijing Co., Ltd., Class A	259,600	5,754
CSL, Ltd.	53,148	11,241
Zai Lab, Ltd. (ADR)[1]	176,391	11,086
Angelalign Technology, Inc.[1,5]	334,600	10,702
Novo Nordisk A/S, Class B	93,787	10,553
Straumann Holding AG	4,857	10,325
Olympus Corp.	430,700	9,920
Notre Dame Intermédica Participações SA	840,623	9,108
Hutchmed China, Ltd. (ADR)[1]	160,791	5,641
Hutchmed China, Ltd.[1,5]	382,500	2,781
Pfizer, Inc.	140,786	8,313
Gland Pharma, Ltd.[1]	155,109	8,064
Aier Eye Hospital Group Co., Ltd., Class A	1,159,131	7,689
Medtronic PLC	71,546	7,401
Zoetis, Inc., Class A	29,114	7,105
Genus PLC	100,220	6,699
Merck KGaA	22,956	5,933
Hypera SA, ordinary nominative shares	1,113,589	5,652
Alcon, Inc.	52,886	4,686
Koninklijke Philips NV (EUR denominated)	109,015	4,067
Hugel, Inc.[1]	27,502	3,551
Hikma Pharmaceuticals PLC	111,853	3,360
Grifols, SA, Class A, non-registered shares	170,956	3,284
Rede D’Or Sao Luiz SA	394,309	3,174
Asahi Intecc Co., Ltd.	138,900	2,984
Align Technology, Inc.[1]	4,343	2,854
Mettler-Toledo International, Inc.[1]	1,570	2,665
HOYA Corp.	17,700	2,633
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1	42,690	2,551
bioMérieux SA	16,966	2,413
Alibaba Health Information Technology, Ltd.[1]	2,324,000	1,964
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	106,133	1,855
OdontoPrev SA, ordinary nominative shares	818,190	1,851
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	214,654	1,719
Hangzhou Tigermed Consulting Co., Ltd., Class A	56,371	1,130
Novartis AG	8,982	791
Shandong Pharmaceutical Glass Co., Ltd., Class A	66,700	459
		549,516

Consumer discretionary 12.30%
MercadoLibre, Inc.[1]	44,884	60,522
LVMH Moët Hennessy-Louis Vuitton SE	57,671	47,734
General Motors Company[1]	676,073	39,638
Li Ning Co., Ltd.	3,070,001	33,603
Hermès International	18,779	32,839

72	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Evolution AB	164,205	$23,373
Xpeng, Inc., Class A (ADR)[1]	450,123	22,655
EssilorLuxottica	92,076	19,628
Pop Mart International Group, Ltd.	2,880,921	16,515
YUM! Brands, Inc.	92,604	12,859
PB Fintech, Ltd.[1]	926,770	11,848
Midea Group Co., Ltd., Class A	1,021,982	11,836
Booking Holdings, Inc.[1]	4,719	11,322
Kering SA	13,841	11,139
Grab Holdings, Ltd., Class A1,2,5,6	853,798	5,905
Grab Holdings, Ltd., Class A1	729,973	5,205
Compagnie Financière Richemont SA, Class A	66,042	9,926
Trip.com Group, Ltd. (ADR)[1]	397,001	9,774
NIKE, Inc., Class B	55,769	9,295
China MeiDong Auto Holdings, Ltd.	1,784,000	9,197
Galaxy Entertainment Group, Ltd.[1]	1,708,000	8,849
Marriott International, Inc., Class A1	49,956	8,255
JD.com, Inc., Class A1	219,200	7,702
Zhongsheng Group Holdings, Ltd.	949,000	7,400
Huazhu Group, Ltd. (ADR)[1]	194,464	7,261
IDP Education, Ltd.	237,609	5,990
Meituan, Class B1	205,500	5,940
Lear Corp.	32,272	5,904
Zomato, Ltd.[1]	3,016,710	5,576
Industria de Diseño Textil, SA	170,304	5,532
Americanas SA, ordinary nominative shares[1]	968,680	5,492
Astra International Tbk PT	13,444,300	5,377
Jumbo SA	367,791	5,276
Tesla, Inc.[1]	4,687	4,953
Aptiv PLC[1]	27,153	4,479
Prosus NV, Class N	50,338	4,214
Delivery Hero SE1	34,823	3,885
adidas AG	12,069	3,479
Airbnb, Inc., Class A1	19,887	3,311
Melco Resorts & Entertainment, Ltd. (ADR)[1]	303,589	3,091
Naspers, Ltd., Class N	19,719	3,059
Lojas Americanas SA, ordinary nominative shares	2,808,200	2,980
Entain PLC[1]	124,883	2,845
Samsonite International SA1	1,399,200	2,842
Maruti Suzuki India, Ltd.	27,362	2,734
JD Health International, Inc.[1]	308,200	2,429
Inchcape PLC	197,076	2,426
Shangri-La Asia, Ltd.[1]	2,214,000	1,848
Flutter Entertainment PLC[1]	11,607	1,837
Alibaba Group Holding, Ltd.[1]	114,772	1,750
Wynn Resorts, Ltd.[1]	17,044	1,449
Stellantis NV	68,672	1,304
Levi Strauss & Co., Class A	39,011	976
Gree Electric Appliances, Inc. of Zhuhai, Class A	151,046	878
Jiumaojiu International Holdings, Ltd.	239,000	420
Cyrela Brazil Realty SA, ordinary nominative shares	119,389	338
		546,894

Financials 12.14%
Kotak Mahindra Bank, Ltd.	3,284,556	79,362
Société Générale	1,170,149	40,240
HDFC Bank, Ltd.	1,979,009	39,385
HDFC Bank, Ltd. (ADR)	7,664	499
AIA Group, Ltd.	3,837,600	38,683
Ping An Insurance (Group) Company of China, Ltd., Class H	4,156,344	29,930
Bajaj Finance, Ltd.	258,996	24,310
Capitec Bank Holdings, Ltd.	176,311	22,569

American Funds Insurance Series	73

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Sberbank of Russia PJSC (ADR)	1,393,147	$22,295
UniCredit SpA	1,392,775	21,476
B3 SA-Brasil, Bolsa, Balcao	10,710,109	21,420
Banco Santander, SA	4,545,381	15,217
S&P Global, Inc.	32,084	15,141
ICICI Bank, Ltd. (ADR)	597,178	11,818
ICICI Bank, Ltd.	144,197	1,436
Bajaj Finserv, Ltd.	56,872	12,552
HDFC Life Insurance Company, Ltd.	1,337,727	11,689
Nu Holdings, Ltd., Class A1,2,5,6	971,370	8,109
Nu Holdings, Ltd., Class A1	224,519	2,106
Hong Kong Exchanges and Clearing, Ltd.	164,500	9,607
Discovery, Ltd.[1]	997,261	8,985
Moody’s Corp.	21,823	8,524
Eurobank Ergasias Services and Holdings SA1	8,154,869	8,276
TCS Group Holding PLC (GDR)	96,245	8,115
China Merchants Bank Co., Ltd., Class H	868,000	6,740
XP, Inc., Class A1	231,492	6,653
AU Small Finance Bank, Ltd.[1]	472,800	6,593
Fairfax Financial Holdings, Ltd., subordinate voting shares	12,724	6,259
Industrial and Commercial Bank of China Ltd., Class H1	10,319,000	5,823
Postal Savings Bank of China Co., Ltd., Class H	7,363,000	5,165
DBS Group Holdings, Ltd.	184,073	4,461
Banco Bilbao Vizcaya Argentaria, SA	738,810	4,416
Lufax Holding, Ltd. (ADR)[1]	760,315	4,281
Alpha Services and Holdings SA1	2,988,190	3,664
Credicorp, Ltd.[1]	28,683	3,501
Canara Bank[1]	1,280,630	3,445
East Money Information Co., Ltd., Class A1	568,680	3,311
Grupo Financiero Banorte, SAB de CV, Series O	413,062	2,683
Futu Holdings, Ltd. (ADR)[1,5]	61,496	2,663
Chubb, Ltd.	13,538	2,617
Axis Bank, Ltd.[1]	210,286	1,920
China Construction Bank Corp., Class H	2,259,000	1,564
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,336,017	1,536
Moscow Exchange MICEX-RTS PJSC	438,203	894
		539,933

Communication services 8.13%
Alphabet, Inc., Class C1	19,487	56,388
Alphabet, Inc., Class A1	4,282	12,405
Sea, Ltd., Class A (ADR)[1]	240,744	53,857
Tencent Holdings, Ltd.	770,700	45,150
Meta Platforms, Inc., Class A1	129,909	43,695
Netflix, Inc.[1]	52,882	31,858
América Móvil, SAB de CV, Series L (ADR)	1,213,470	25,616
Yandex NV, Class A1	361,818	21,890
Bharti Airtel, Ltd.[1]	1,730,201	15,916
Bharti Airtel, Ltd., interim shares[1]	80,154	380
Activision Blizzard, Inc.	151,781	10,098
Vodafone Group PLC	6,525,800	9,916
Bilibili, Inc., Class Z1	172,746	7,945
Bilibili, Inc., Class Z (ADR)[1,5]	26,258	1,218
MTN Group, Ltd.[1]	727,754	7,796
NetEase, Inc.	163,100	3,295
NetEase, Inc. (ADR)	29,800	3,033
JCDecaux SA1	176,638	4,424

74	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Indus Towers, Ltd.	1,319,168	$4,406
Informa PLC[1]	230,790	1,614
SoftBank Group Corp.	14,000	661
		361,561

Industrials 7.80%
Airbus SE, non-registered shares[1]	352,550	45,099
IMCD NV	105,137	23,305
Contemporary Amperex Technology Co., Ltd., Class A	192,095	17,722
Shenzhen Inovance Technology Co., Ltd., Class A	1,580,674	17,014
Wizz Air Holdings PLC[1]	294,372	16,687
Safran SA	129,764	15,905
International Container Terminal Services, Inc.	4,031,020	15,810
Larsen & Toubro Ltd.[1]	584,155	14,899
DSV A/S	62,716	14,666
Copa Holdings, SA, Class A1	168,055	13,891
General Electric Co.	132,056	12,475
Nidec Corp.	105,100	12,353
Rumo SA1	3,555,478	11,337
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,344,924	9,308
Carrier Global Corp.	140,000	7,594
Daikin Industries, Ltd.	33,200	7,530
TransDigm Group, Inc.[1]	10,897	6,933
SMC Corp.	10,100	6,813
Ryanair Holdings PLC (ADR)[1]	64,996	6,651
Spirax-Sarco Engineering PLC	27,742	6,027
Interpump Group SpA	80,948	5,940
InPost SA1	464,249	5,602
CCR SA, ordinary nominative shares	2,373,378	4,938
Boeing Company[1]	23,092	4,649
Centre Testing International Group Co., Ltd.	1,045,396	4,407
ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,192
Havells India, Ltd.	196,876	3,700
Raytheon Technologies Corp.	42,943	3,696
Epiroc AB, Class B	173,137	3,673
ABB, Ltd.	79,535	3,046
Fluidra, SA, non-registered shares	74,576	2,989
AirTAC International Group[1]	78,000	2,876
Hitachi, Ltd.	52,900	2,865
Atlas Copco AB, Class B	34,239	2,017
Air Lease Corp., Class A	43,438	1,921
Bharat Electronics Ltd.[1]	678,933	1,918
Bureau Veritas SA	54,130	1,798
China Merchants Port Holdings Co., Ltd.	768,000	1,399
Experian PLC	27,683	1,361
Haitian International Holdings, Ltd.	236,000	655
United Airlines Holdings, Inc.[1]	14,717	644
Hefei Meyer Optoelectronic Technology, Inc., Class A	97,000	570
		346,875

Materials 7.64%
Vale SA, ordinary nominative shares	2,398,005	33,564
Vale SA, ordinary nominative shares (ADR)	2,372,563	33,263
First Quantum Minerals, Ltd.	2,097,826	50,201
Freeport-McMoRan, Inc.	756,454	31,567
Sika AG	69,369	28,944
Asian Paints, Ltd.	537,055	24,441
Barrick Gold Corp.	514,267	9,771
Fortescue Metals Group, Ltd.	679,678	9,499
Linde PLC	26,140	9,056
Albemarle Corp.	38,585	9,020
Shin-Etsu Chemical Co., Ltd.	49,500	8,572

American Funds Insurance Series	75

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Shree Cement, Ltd.	22,299	$8,096
Givaudan SA	1,501	7,894
BASF SE	107,641	7,571
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	912,393	7,542
Koninklijke DSM NV	32,787	7,391
Wacker Chemie AG1	36,435	5,459
Pidilite Industries, Ltd.[1]	144,558	4,789
Ivanhoe Mines Ltd., Class A1	571,589	4,663
LANXESS AG	73,268	4,546
Yunnan Energy New Material Co., Ltd., Class A	107,800	4,235
Shandong Sinocera Functional Material Co., Ltd., Class A	626,700	4,186
Loma Negra Compania Industrial Argentina SA (ADR)[1]	565,048	3,769
SKSHU Paint Co., Ltd., Class A1	148,265	3,237
Arkema SA	21,254	2,997
SIG Combibloc Group AG	98,307	2,747
Alrosa PJSC	1,417,398	2,318
CCL Industries, Inc., Class B, nonvoting shares	39,906	2,140
Amcor PLC (CDI)	163,846	1,969
Navin Fluorine International, Ltd.	25,041	1,411
Celanese Corp.	7,800	1,311
Umicore SA	29,864	1,215
Impala Platinum Holdings, Ltd.	70,922	1,001
Anglo American PLC	22,331	912
Chr. Hansen Holding A/S	7,302	576
		339,873

Consumer staples 5.33%
Kweichow Moutai Co., Ltd., Class A	210,707	67,774
Bunge, Ltd.	158,997	14,844
Nestlé SA	101,606	14,211
Constellation Brands, Inc., Class A	52,891	13,274
Anheuser-Busch InBev SA/NV	188,368	11,403
British American Tobacco PLC	270,437	10,006
Carlsberg A/S, Class B	53,193	9,198
Avenue Supermarts, Ltd.[1]	134,844	8,474
Pernod Ricard SA	34,703	8,356
Wuliangye Yibin Co., Ltd., Class A	213,271	7,451
Raia Drogasil SA, ordinary nominative shares	1,495,270	6,523
Reckitt Benckiser Group PLC	63,575	5,457
ITC, Ltd.	1,831,504	5,372
Foshan Haitian Flavouring and Food Co., Ltd., Class A	302,930	4,996
Heineken NV	40,609	4,571
Dabur India, Ltd.	537,445	4,194
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	526,400	3,424
L’Oréal SA, non-registered shares	6,898	3,274
Yihai International Holding, Ltd.	677,000	3,130
Arca Continental, SAB de CV	466,800	2,976
Monde Nissin Corp.[1]	8,712,500	2,768
Mondelez International, Inc.	41,527	2,754
Shiseido Company, Ltd.	45,000	2,509
X5 Retail Group NV (GDR)	93,180	2,434
Kimberly-Clark de México, SAB de CV, Class A	1,578,095	2,390
Kimberly-Clark Corp.	16,061	2,295
Monster Beverage Corp.[1]	21,924	2,106
United Spirits, Ltd.[1]	167,058	2,019
Fomento Económico Mexicano, SAB de CV	239,333	1,862
Herbalife Nutrition, Ltd.[1]	42,822	1,753
Unilever PLC (EUR denominated)	32,294	1,730
Danone SA	23,668	1,471

76	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Uni-Charm Corp.	26,400	$1,147
Diageo PLC	11,617	635
Wal-Mart de México, SAB de CV, Series V	122,379	455
		237,236

Energy 3.21%
Reliance Industries, Ltd.	2,645,387	84,275
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,357,177	25,882
Gazprom PJSC (ADR)	806,244	7,450
TotalEnergies SE	132,741	6,745
New Fortress Energy, Inc., Class A5	251,163	6,063
Rosneft Oil Company PJSC (GDR)	612,982	4,929
Royal Dutch Shell PLC, Class B	146,347	3,214
Chevron Corp.	22,384	2,627
BP PLC	333,742	1,493
		142,678

Utilities 1.54%
ENN Energy Holdings, Ltd.	2,017,300	37,979
AES Corp.	543,971	13,218
Engie SA	613,910	9,096
China Gas Holdings, Ltd.	2,276,000	4,729
Enel SpA	389,325	3,123
China Resources Gas Group, Ltd.	100,000	565
		68,710

Real estate 1.40%
American Tower Corp. REIT	45,487	13,305
Macrotech Developers, Ltd.[1]	766,547	12,720
ESR Cayman, Ltd.[1]	2,925,400	9,886
BR Malls Participacoes SA, ordinary nominative shares[1]	4,194,387	6,258
CK Asset Holdings, Ltd.	914,000	5,761
Shimao Services Holdings, Ltd.	6,485,187	4,508
CTP NV	210,395	4,479
China Overseas Land & Investment, Ltd.	967,000	2,289
Sunac Services Holdings, Ltd.	1,548,496	1,579
Longfor Group Holdings, Ltd.	296,000	1,393
		62,178

Total common stocks (cost: $2,592,259,000)		4,092,702

Preferred securities 0.93%
Consumer discretionary 0.24%
Volkswagen AG, nonvoting preferred shares	34,472	6,965
Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500
		10,465

Materials 0.23%
Gerdau SA, preferred nominative shares	2,088,351	10,221

Industrials 0.20%
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	1,367,880	4,182
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[1,5]	72,525	439
Azul SA, preferred nominative shares (ADR)[1]	337,989	4,461
		9,082

American Funds Insurance Series	77

New World Fund (continued)

Preferred securities (continued)	Shares		Value (000)
Real estate 0.19%
QuintoAndar, Ltd., Series E, preferred shares[1,2,3,4]		32,657	$6,672
QuintoAndar, Ltd., Series E-1, preferred shares[1,2,3,4]		8,400	1,716
Ayala Land, Inc., preferred shares[2,3]		15,000,000	—	[7]
			8,388

Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares		179,977	2,072

Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares		189,783	969

Information technology 0.00%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3,4]		34	58
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3,4]		1	2
			60

Total preferred securities (cost: $33,445,000)			41,257

Rights & warrants 0.02%
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,6]		124,600	832

Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[1]		105,741	116

Total rights & warrants (cost: $837,000)			948

Bonds, notes & other debt instruments 2.57%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 2.16%
Abu Dhabi (Emirate of) 2.50% 2029[6]		$1,000	1,040
Abu Dhabi (Emirate of) 1.70% 2031[6]		455	443
Angola (Republic of) 8.00% 2029[6]		2,270	2,246
Argentine Republic 1.00% 2029		385	140
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]		2,672	942
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]		4,190	1,346
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]		1,318	501
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]		5,900	2,092
Armenia (Republic of) 7.15% 2025		490	548
Bahrain (Kingdom of) 6.75% 2029[6]		500	540
Belarus (Republic of) 6.875% 2023		1,775	1,760
Belarus (Republic of) 5.875% 2026		230	204
Belarus (Republic of) 7.625% 2027		335	309
Colombia (Republic of) 4.50% 2026		280	294
Colombia (Republic of) 3.25% 2032		900	811
Colombia (Republic of) 7.375% 2037		1,090	1,273
Colombia (Republic of) 4.125% 2051		350	285
Costa Rica (Republic of) 6.125% 2031[6]		1,250	1,266
Costa Rica (Republic of) 6.125% 2031		393	398
Cote d’Ivoire (Republic of) 4.875% 2032		€150	165
Dominican Republic 6.875% 2026		$370	422
Dominican Republic 8.625% 2027[6]		575	687
Dominican Republic 11.375% 2029	DOP	12,800	278
Dominican Republic 5.30% 2041[6]		$303	300
Dominican Republic 7.45% 2044		1,400	1,661
Dominican Republic 7.45% 2044[6]		1,125	1,335

78	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 6.85% 2045		$320	$354
Dominican Republic 5.875% 2060[6]		280	270
Egypt (Arab Republic of) 5.75% 2024[6]		450	469
Egypt (Arab Republic of) 5.625% 2030		€260	268
Egypt (Arab Republic of) 5.875% 2031[6]		$365	324
Egypt (Arab Republic of) 7.625% 2032[6]		1,140	1,083
Egypt (Arab Republic of) 8.50% 2047		1,200	1,067
Egypt (Arab Republic of) 8.15% 2059[6]		900	771
Ethiopia (Federal Democratic Republic of) 6.625% 2024		1,430	975
Export-Import Bank of India 3.25% 2030		1,180	1,203
Georgia (Republic of) 2.75% 2026[6]		375	374
Ghana (Republic of) 8.125% 2026		315	292
Ghana (Republic of) 6.375% 2027		485	411
Ghana (Republic of) 7.875% 2027		200	176
Ghana (Republic of) 7.75% 2029[6]		1,125	945
Ghana (Republic of) 8.125% 2032		1,880	1,542
Honduras (Republic of) 6.25% 2027		1,600	1,736
Hungary (Republic of) 2.125% 2031[6]		770	759
Indonesia (Republic of) 6.625% 2037		700	979
Indonesia (Republic of) 5.25% 2042		840	1,056
Iraq (Republic of) 6.752% 2023		960	974
Jordan (Hashemite Kingdom of) 4.95% 2025[6]		600	621
Jordan (Hashemite Kingdom of) 5.75% 2027[6]		1,530	1,612
Jordan (Hashemite Kingdom of) 5.75% 2027		200	211
Kazakhstan (Republic of) 6.50% 2045[6]		800	1,149
Kenya (Republic of) 7.25% 2028		400	432
Kenya (Republic of) 8.25% 2048[6]		2,000	2,038
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR	430	103
Malaysia (Federation of), Series 0418, 4.893% 2038		1,150	302
Oman (Sultanate of) 4.875% 2025[6]		$202	211
Oman (Sultanate of) 5.375% 2027		750	787
Oman (Sultanate of) 6.25% 2031[6]		890	975
Pakistan (Islamic Republic of) 8.25% 2025[6]		410	445
Pakistan (Islamic Republic of) 6.00% 2026[6]		380	381
Pakistan (Islamic Republic of) 6.875% 2027[6]		1,050	1,062
Pakistan (Islamic Republic of) 7.875% 2036		400	388
Panama (Republic of) 3.75% 2026[6]		1,380	1,468
Panama (Republic of) 4.50% 2047		1,155	1,276
Panama (Republic of) 4.50% 2050		400	442
Panama (Republic of) 4.30% 2053		400	431
Paraguay (Republic of) 5.00% 2026[6]		500	556
Paraguay (Republic of) 4.70% 2027[6]		800	889
Paraguay (Republic of) 4.70% 2027		500	556
Paraguay (Republic of) 4.95% 2031		320	360
Peru (Republic of) 3.00% 2034		425	424
Peru (Republic of) 6.55% 2037		1,070	1,462
Peru (Republic of) 3.55% 2051		370	386
Peru (Republic of) 2.78% 2060		565	497
PETRONAS Capital, Ltd. 4.55% 2050[6]		400	497
Philippines (Republic of) 1.648% 2031		780	757
Philippines (Republic of) 6.375% 2034		820	1,141
Philippines (Republic of) 3.95% 2040		900	1,007
Philippines (Republic of) 2.95% 2045		790	781
PT Indonesia Asahan Aluminium Tbk 6.757% 2048		200	256
Qatar (State of) 4.50% 2028[6]		2,335	2,686
Qatar (State of) 4.50% 2028		800	920
Romania 2.00% 2032		€1,375	1,458
Romania 2.00% 2033		530	551
Romania 5.125% 2048[6]		$720	852
Russian Federation 4.25% 2027		1,000	1,083
Russian Federation 4.375% 2029[6]		800	883

American Funds Insurance Series	79

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Russian Federation 5.10% 2035		$1,600	$1,890
Russian Federation 5.25% 2047		1,000	1,269
Senegal (Republic of) 4.75% 2028		€1,100	1,273
Serbia (Republic of) 3.125% 2027		850	1,034
South Africa (Republic of) 5.875% 2030		$1,710	1,910
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022		650	591
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025		450	239
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025		700	364
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026		1,270	651
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030		800	402
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[6]		500	251
Tunisia (Republic of) 6.75% 2023		€310	296
Tunisia (Republic of) 6.75% 2023		215	205
Tunisia (Republic of) 5.625% 2024		710	644
Tunisia (Republic of) 5.75% 2025		$875	671
Turkey (Republic of) 6.375% 2025		475	465
Turkey (Republic of) 11.875% 2030		800	1,002
Turkey (Republic of) 5.875% 2031		1,170	1,042
Turkey (Republic of) 4.875% 2043		1,000	769
Turkey (Republic of) 5.75% 2047		2,205	1,787
Ukraine 8.994% 2024		200	200
Ukraine 7.75% 2027		2,328	2,216
Ukraine 9.75% 2028		700	710
Ukraine 7.375% 2032		2,180	1,951
United Mexican States 4.50% 2029		550	613
United Mexican States 4.75% 2032		870	986
United Mexican States 4.75% 2044		1,090	1,191
United Mexican States 3.75% 2071		400	361
United Mexican States, Series M, 7.50% 2027	MXN	19,000	931
Venezuela (Bolivarian Republic of) 7.00% 2018[9]		$64	4
Venezuela (Bolivarian Republic of) 7.75% 2019[9]		1,149	75
Venezuela (Bolivarian Republic of) 6.00% 2020[9]		950	62
Venezuela (Bolivarian Republic of) 12.75% 2022[9]		85	6
Venezuela (Bolivarian Republic of) 9.00% 2023[9]		1,383	90
Venezuela (Bolivarian Republic of) 8.25% 2024[9]		299	19
Venezuela (Bolivarian Republic of) 7.65% 2025[9]		129	8
Venezuela (Bolivarian Republic of) 11.75% 2026[9]		64	4
Venezuela (Bolivarian Republic of) 9.25% 2027[9]		170	11
Venezuela (Bolivarian Republic of) 9.25% 2028[9]		319	21
Venezuela (Bolivarian Republic of) 11.95% 2031[9]		106	7
Venezuela (Bolivarian Republic of) 7.00% 2038[9]		107	7
			95,878

Corporate bonds, notes & loans 0.41%
Energy 0.12%
Oleoducto Central SA 4.00% 2027[6]		255	254
Petrobras Global Finance Co. 5.60% 2031		780	828
Petrobras Global Finance Co. 6.85% 2115		314	312
Petróleos Mexicanos 6.875% 2026		755	831
Petróleos Mexicanos 7.47% 2026	MXN	2,800	124
Petróleos Mexicanos 6.49% 2027		$1,490	1,590
Petróleos Mexicanos 6.70% 2032[6]		622	630
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[6]		630	606
			5,175

Materials 0.08%
Braskem Idesa SAPI 7.45% 2029		775	804
Braskem Idesa SAPI 7.45% 2029[6]		300	311
Braskem Idesa SAPI 6.99% 2032[6]		350	352
CSN Islands XI Corp. 6.75% 2028		600	633

80	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
CSN Resources SA 7.625% 2026	$575	$604
GC Treasury Center Co., Ltd. 2.98% 2031[6]	200	203
Sasol Financing USA, LLC 5.875% 2024	500	522
		3,429

Financials 0.07%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,167
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[6,8]	600	600
Power Financial Corp., Ltd. 5.25% 2028	425	477
Power Financial Corp., Ltd. 6.15% 2028	432	509
Power Financial Corp., Ltd. 4.50% 2029	273	292
Power Financial Corp., Ltd. 3.35% 2031	310	306
		3,351

Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2031	263	254
Alibaba Group Holding, Ltd. 3.15% 2051	610	572
Meituan Dianping 3.05% 2030[6]	700	649
Sands China, Ltd. 4.375% 2030	220	225
		1,700

Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	343
PLDT, Inc. 2.50% 2031	210	209
Tencent Holdings, Ltd. 3.975% 2029	400	435
Tencent Holdings, Ltd. 3.24% 2050[6]	580	548
		1,535

Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[6]	280	292
Empresas Publicas de Medellin ESP 4.25% 2029[6]	412	392
Empresas Publicas de Medellin ESP 4.375% 2031[6]	360	339
Instituto Costarricense de Electricidad 6.75% 2031[6]	235	238
		1,261

Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[6]	270	314
Mexico City Airport Trust 4.25% 2026	675	716
		1,030

Consumer staples 0.02%
MARB BondCo PLC 3.95% 2031[6]	600	574
Marfrig Global Foods SA 3.95% 2031	320	306
		880

Total corporate bonds, notes & loans		18,361

Total bonds, notes & other debt instruments (cost: $116,959,000)		114,239

Short-term securities 5.08%	Shares
Money market investments 4.87%
Capital Group Central Cash Fund 0.09%[10,11]	2,167,420	216,764

American Funds Insurance Series	81

New World Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.21%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[10,12]	4,512,604	$4,513
Capital Group Central Cash Fund 0.09%[10,11,12]	42,551	4,255
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	303,965	304
		9,072

Total short-term securities (cost: $225,820,000)		225,836
Total investment securities 100.62% (cost: $2,969,320,000)		4,474,982
Other assets less liabilities (0.62)%		(27,538)

Net assets 100.00%		$4,447,444

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of		amount	at 12/31/2021
Contracts	Type	contracts	Expiration	(000)	(000)
2 Year U.S. Treasury Note Futures	Short	20	March 2022	$(4,363)	$3
10 Year Ultra U.S. Treasury Note Futures	Short	89	March 2022	(13,033)	(175)
30 Year Ultra U.S. Treasury Bond Futures	Long	40	March 2022	7,885	136
					$(36)

Forward currency contracts

						Unrealized
Contract amount						depreciation
Currency purchased		Currency sold			Settlement	at 12/31/2021
(000)		(000)		Counterparty	date	(000)
USD	3,203	EUR	2,830	Morgan Stanley	1/20/2022	$(20)

Investments in affiliates11

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions		Reductions	loss	appreciation	12/31/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 4.97%
Money market investments 4.87%
Capital Group Central Cash Fund 0.09%[10]	$224,497	$672,312		$680,036	$(17)	$8	$216,764	$180
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.09%[10,12]	—	4,255	[13]				4,255	—	[14]
Total short-term securities							221,019
Total 4.97%					$(17)	$8	$221,019	$180

82	American Funds Insurance Series

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $27,450,000, which represented .62% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $13,375,000, which represented .30% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,576,000, which represented 1.14% of the net assets of the fund.
[7]	Amount less than one thousand.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 12/31/2021.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[13]	Represents net activity. Refer to Note 5 for more information on securities lending.
[14]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date(s)	(000)	(000)	assets
QuintoAndar, Ltd., Series E, preferred shares	5/26/2021	$5,258	$6,672	.15%
QuintoAndar, Ltd., Series E-1, preferred shares	12/20/2021	1,716	1,716	.04
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500	.08
Canva, Inc.	8/26/2021 -11/4/2021	656	656	.01
Canva, Inc., Series A, noncumulative preferred shares	11/4/2021	58	58	.00
Canva, Inc., Series A-3, noncumulative preferred shares	11/4/2021	2	2	.00
Total private placement securities		$11,190	$12,604	.28%

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

DOP = Dominican pesos

EUR/€ = Euros

GDR = Global Depositary Receipts

MXN = Mexican pesos

MYR = Malaysian ringgits

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	83

Washington Mutual Investors Fund

(formerly Blue Chip Income and Growth Fund)

Investment portfolio December 31, 2021

Common stocks 96.23%	Shares	Value (000)
Information technology 19.89%
Microsoft Corp.	2,119,959	$712,985
Broadcom, Inc.	1,065,092	708,723
Intel Corp.	2,789,923	143,681
Apple, Inc.	749,784	133,139
ASML Holding NV (New York registered) (ADR)	153,042	121,843
Fidelity National Information Services, Inc.	711,905	77,704
Automatic Data Processing, Inc.	190,131	46,882
Visa, Inc., Class A	216,121	46,836
KLA Corp.	98,220	42,245
TE Connectivity, Ltd.	261,752	42,231
Applied Materials, Inc.	259,883	40,895
NetApp, Inc.	309,233	28,446
Paychex, Inc.	202,151	27,594
Mastercard, Inc., Class A	64,786	23,279
Motorola Solutions, Inc.	74,097	20,132
Texas Instruments, Inc.	94,512	17,813
QUALCOMM, Inc.	91,773	16,783
SAP SE (ADR)	114,413	16,030
EPAM Systems, Inc.[1]	9,314	6,226
Analog Devices, Inc.	23,155	4,070
Micron Technology, Inc.	26,591	2,477
		2,280,014

Health care 17.48%
UnitedHealth Group, Inc.	888,053	445,927
Pfizer, Inc.	4,243,621	250,586
CVS Health Corp.	2,273,753	234,560
Johnson & Johnson	1,100,169	188,206
Gilead Sciences, Inc.	1,685,700	122,399
Humana, Inc.	219,366	101,755
Abbott Laboratories	702,616	98,886
AstraZeneca PLC (ADR)	1,578,818	91,966
Eli Lilly and Company	280,377	77,446
Anthem, Inc.	165,153	76,555
Danaher Corp.	209,822	69,034
Cigna Corp.	277,429	63,706
Thermo Fisher Scientific, Inc.	60,232	40,189
GlaxoSmithKline PLC (ADR)[2]	652,446	28,773
Zimmer Biomet Holdings, Inc.	146,753	18,643
Merck & Co., Inc.	213,407	16,355
Novo Nordisk A/S, Class B (ADR)	145,965	16,348
Zoetis, Inc., Class A	55,996	13,665
Edwards Lifesciences Corp.[1]	89,412	11,583
Molina Healthcare, Inc.[1]	34,690	11,034
Baxter International, Inc.	119,734	10,278
Roche Holding AG (ADR)	191,483	9,898
Viatris, Inc.	309,977	4,194
Novartis AG (ADR)	29,792	2,606
		2,004,592

Financials 17.07%
BlackRock, Inc.	280,862	257,146
Marsh & McLennan Companies, Inc.	1,477,641	256,844
CME Group, Inc., Class A	952,534	217,616
JPMorgan Chase & Co.	1,276,682	202,163
PNC Financial Services Group, Inc.	572,524	114,802
Bank of America Corp.	2,241,996	99,746
Intercontinental Exchange, Inc.	622,909	85,195
Discover Financial Services	710,447	82,099
Capital One Financial Corp.	534,375	77,532
S&P Global, Inc.	132,929	62,733

84	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Nasdaq, Inc.	280,604	$58,930
Toronto-Dominion Bank	677,251	51,932
Truist Financial Corp.	839,908	49,177
Citizens Financial Group, Inc.	1,015,007	47,959
Travelers Companies, Inc.	306,249	47,906
Bank of Nova Scotia	639,317	45,833
Carlyle Group, Inc.	618,714	33,967
KeyCorp	1,344,377	31,095
KKR & Co., Inc.	347,190	25,866
Moody’s Corp.	65,889	25,735
Citigroup, Inc.	401,962	24,274
Wells Fargo & Company	431,515	20,704
Brookfield Asset Management, Inc., Class A	265,562	16,035
Fifth Third Bancorp	305,209	13,292
Everest Re Group, Ltd.	31,161	8,536
		1,957,117

Industrials 9.41%
CSX Corp.	3,819,151	143,600
Northrop Grumman Corp.	296,717	114,850
Lockheed Martin Corp.	290,616	103,288
L3Harris Technologies, Inc.	479,967	102,348
Union Pacific Corp.	378,488	95,353
Honeywell International, Inc.	368,630	76,863
Norfolk Southern Corp.	241,487	71,893
Caterpillar, Inc.	237,788	49,160
United Parcel Service, Inc., Class B	219,625	47,075
Raytheon Technologies Corp.	527,082	45,361
ABB, Ltd. (ADR)	904,226	34,514
PACCAR, Inc.	390,000	34,421
Equifax, Inc.	117,351	34,359
Waste Connections, Inc.	225,408	30,716
Republic Services, Inc.	157,677	21,988
Rockwell Automation	41,625	14,521
Johnson Controls International PLC	138,993	11,302
HEICO Corp.	71,986	10,382
RELX PLC (ADR)	287,360	9,371
Air Lease Corp., Class A	181,058	8,008
Cummins, Inc.	31,699	6,915
BAE Systems PLC (ADR)	169,388	5,045
Nidec Corp. (ADR)	118,363	3,493
Carrier Global Corp.	63,835	3,462
		1,078,288

Communication services 7.47%
Comcast Corp., Class A	7,950,389	400,143
Alphabet, Inc., Class C1	43,510	125,900
Alphabet, Inc., Class A1	23,911	69,271
Meta Platforms, Inc., Class A1	298,493	100,398
Verizon Communications, Inc.	1,546,894	80,377
Activision Blizzard, Inc.	725,837	48,290
AT&T, Inc.	1,106,412	27,218
Electronic Arts, Inc.	40,638	5,360
		856,957

Consumer discretionary 6.26%
Home Depot, Inc.	616,054	255,669
General Motors Company[1]	2,264,999	132,797
Darden Restaurants, Inc.	479,164	72,181
VF Corp.	800,122	58,585

American Funds Insurance Series	85

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Dollar General Corp.	159,611	$37,641
Wynn Resorts, Ltd.[1]	372,936	31,714
Amazon.com, Inc.[1]	6,764	22,553
TJX Companies, Inc.	294,695	22,373
Chipotle Mexican Grill, Inc.[1]	9,904	17,315
Marriott International, Inc., Class A1	90,940	15,027
NIKE, Inc., Class B	72,869	12,145
YUM! Brands, Inc.	61,975	8,606
Starbucks Corp.	64,559	7,551
McDonald’s Corp.	27,667	7,417
Target Corp.	27,747	6,422
Royal Caribbean Cruises, Ltd.[1]	77,150	5,933
Domino’s Pizza, Inc.	6,418	3,622
		717,551

Consumer staples 5.61%
Nestlé SA (ADR)	853,271	119,774
Keurig Dr Pepper, Inc.	2,043,845	75,336
Archer Daniels Midland Company	1,094,208	73,958
Mondelez International, Inc.	1,071,593	71,057
Conagra Brands, Inc.	1,241,167	42,386
Hormel Foods Corp.	743,373	36,284
Procter & Gamble Company	207,613	33,961
Church & Dwight Co., Inc.	294,392	30,175
Reckitt Benckiser Group PLC (ADR)	1,711,879	29,958
Kraft Heinz Company	782,631	28,097
Costco Wholesale Corp.	44,478	25,250
General Mills, Inc.	372,233	25,081
Unilever PLC (ADR)	375,851	20,217
Walgreens Boots Alliance, Inc.	351,887	18,355
Kimberly-Clark Corp.	59,250	8,468
Danone (ADR)	426,506	5,284
		643,641

Energy 4.36%
Chevron Corp.	937,492	110,015
Pioneer Natural Resources Company	446,017	81,121
Baker Hughes Co., Class A	3,073,144	73,940
ConocoPhillips	935,811	67,547
EOG Resources, Inc.	684,148	60,773
Exxon Mobil Corp.	511,484	31,298
Coterra Energy, Inc.	1,132,982	21,527
Enbridge, Inc.	496,460	19,401
TC Energy Corp.	398,990	18,569
Valero Energy Corp.	215,538	16,189
		500,380

Materials 3.38%
LyondellBasell Industries NV	884,714	81,597
Dow, Inc.	1,362,977	77,308
Nucor Corp.	564,327	64,418
Rio Tinto PLC (ADR)[2]	669,108	44,790
Linde PLC	124,156	43,011
Air Products and Chemicals, Inc.	92,564	28,164
Huntsman Corp.	488,698	17,046
Sherwin-Williams Company	38,831	13,675
Corteva, Inc.	221,486	10,472
Celanese Corp.	39,510	6,640
		387,121

86	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Common stocks (continued)	Shares	Value (000)
Utilities 2.84%
Exelon Corp.	1,518,667	$87,718
Sempra Energy	434,821	57,518
Entergy Corp.	424,589	47,830
NextEra Energy, Inc.	361,780	33,776
CMS Energy Corp.	438,140	28,501
Evergy, Inc.	295,519	20,275
Public Service Enterprise Group, Inc.	268,764	17,935
Edison International	173,784	11,861
Dominion Energy, Inc.	150,784	11,845
Xcel Energy, Inc.	116,833	7,910
		325,169

Real estate 2.46%
Digital Realty Trust, Inc. REIT	533,914	94,433
Regency Centers Corp. REIT	764,675	57,618
Alexandria Real Estate Equities, Inc. REIT	206,219	45,979
Mid-America Apartment Communities, Inc. REIT	148,230	34,010
American Tower Corp. REIT	71,386	20,881
Boston Properties, Inc. REIT	129,978	14,971
Extra Space Storage, Inc. REIT	63,512	14,400
		282,292

Total common stocks (cost: $8,137,294,000)		11,033,122

Convertible stocks 0.98%
Information technology 0.40%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	22,140	45,949

Health care 0.24%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	10,121	17,592
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	197,800	10,434
		28,026

Utilities 0.22%
NextEra Energy, Inc., convertible preferred units, 5.279% 2023	336,900	19,385
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	41,000	2,374
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,967
		24,726

Financials 0.12%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	144,500	13,460

Total convertible stocks (cost: $92,500,000)		112,161

Short-term securities 2.98%
Money market investments 2.81%
Capital Group Central Cash Fund 0.09%[3,4]	3,218,378	321,870

American Funds Insurance Series	87

Washington Mutual Investors Fund (continued)

(formerly Blue Chip Income and Growth Fund)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[3,5]	9,833,226	$9,833
Capital Group Central Cash Fund 0.09%[3,4,5]	92,720	9,273
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	662,357	663
		19,769

Total short-term securities (cost: $341,597,000)		341,639
Total investment securities 100.19% (cost: $8,571,391,000)		11,486,922
Other assets less liabilities (0.19)%		(21,785)

Net assets 100.00%		$11,465,137

Investments in affiliates4

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions		Reductions	gain	appreciation	12/31/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 2.89%
Money market investments 2.81%
Capital Group Central Cash Fund 0.09%[3]	$178,532	$2,747,857		$2,604,532	$5	$8	$321,870	$158
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.09%[3,5]	—	9,273	[6]				9,273	—	[7]
Total short-term securities							331,143
Total 2.89%					$5	$8	$331,143	$158

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $89,518,000, which represented .78% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

88	American Funds Insurance Series

Capital World Growth and Income Fund

(formerly Global Growth and Income Fund)

Investment portfolio December 31, 2021

Common stocks 95.36%	Shares	Value (000)
Information technology 20.11%
Broadcom, Inc.	136,351	$90,729
Microsoft Corp.	268,851	90,420
Taiwan Semiconductor Manufacturing Company, Ltd.	3,255,800	72,372
ASML Holding NV	51,729	41,620
Tokyo Electron, Ltd.	58,900	33,938
Apple, Inc.	118,634	21,066
Accenture PLC, Class A	27,709	11,487
MediaTek, Inc.	254,000	10,925
Keyence Corp.	15,600	9,802
Delta Electronics, Inc.	753,000	7,485
EPAM Systems, Inc.[1]	9,246	6,180
Logitech International SA	72,348	6,104
Snowflake, Inc., Class A1	17,145	5,808
Capgemini SE	22,716	5,573
Fujitsu, Ltd.	31,700	5,437
Applied Materials, Inc.	32,607	5,131
Mastercard, Inc., Class A	13,216	4,749
Hexagon AB, Class B	289,046	4,595
Adobe, Inc.[1]	7,598	4,309
GlobalWafers Co., Ltd.	127,000	4,076
Advanced Micro Devices, Inc.[1]	27,570	3,967
OBIC Co., Ltd.	16,600	3,117
SK hynix, Inc.	26,182	2,885
PagSeguro Digital, Ltd., Class A1	102,692	2,693
Ceridian HCM Holding, Inc.[1]	25,738	2,689
Worldline SA, non-registered shares[1]	47,988	2,678
Micron Technology, Inc.	27,876	2,597
ServiceNow, Inc.[1]	3,886	2,522
Paycom Software, Inc.[1]	5,660	2,350
TE Connectivity, Ltd.	14,501	2,340
NortonLifeLock, Inc.	71,608	1,860
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	1,179	1,623
Nomura Research Institute, Ltd.	36,900	1,583
RingCentral, Inc., Class A1	7,468	1,399
Samsung Electronics Co., Ltd.	20,872	1,375
SS&C Technologies Holdings, Inc.	12,082	990
Atlassian Corp. PLC, Class A1	2,187	834
		479,308

Financials 14.67%
Kotak Mahindra Bank, Ltd.	931,634	22,510
Zurich Insurance Group AG	47,679	20,951
AIA Group, Ltd.	2,050,799	20,672
Toronto-Dominion Bank (CAD denominated)	264,826	20,303
CME Group, Inc., Class A	80,532	18,398
ING Groep NV	1,262,761	17,600
Sberbank of Russia PJSC (ADR)	925,176	14,849
JPMorgan Chase & Co.	92,806	14,696
KBC Groep NV	131,857	11,328
Nasdaq, Inc.	50,753	10,659
HDFC Bank, Ltd.	468,575	9,325
HDFC Bank, Ltd. (ADR)	16,964	1,104
DNB Bank ASA	446,331	10,238
HDFC Life Insurance Company, Ltd.	1,030,738	9,007
PNC Financial Services Group, Inc.	43,101	8,643
BlackRock, Inc.	9,083	8,316
Ping An Insurance (Group) Company of China, Ltd., Class H	1,070,000	7,705
Ping An Insurance (Group) Company of China, Ltd., Class A	31,800	252
Blackstone, Inc., nonvoting shares	60,151	7,783
B3 SA-Brasil, Bolsa, Balcao	3,886,144	7,772
Intercontinental Exchange, Inc.	55,456	7,585

American Funds Insurance Series	89

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Wells Fargo & Company	142,482	$6,836
S&P Global, Inc.	13,267	6,261
Macquarie Group, Ltd.	40,902	6,112
Lufax Holding, Ltd. (ADR)[1]	1,084,885	6,108
Discover Financial Services	49,680	5,741
Banco Santander, SA	1,589,003	5,320
Tradeweb Markets, Inc., Class A	51,782	5,185
Hong Kong Exchanges and Clearing, Ltd.	83,300	4,865
American International Group, Inc.	85,032	4,835
Citigroup, Inc.	68,153	4,116
Deutsche Bank AG1	307,073	3,852
St. James’s Place PLC	163,292	3,721
Bank of America Corp.	83,584	3,719
Moody’s Corp.	7,587	2,963
BNP Paribas SA	39,668	2,744
Berkshire Hathaway, Inc., Class B1	8,739	2,613
Legal & General Group PLC	643,174	2,590
FinecoBank SpA	145,321	2,554
Power Corporation of Canada, subordinate voting shares	75,066	2,480
China Pacific Insurance (Group) Co., Ltd., Class H	796,200	2,160
AXA SA	64,417	1,920
Marsh & McLennan Companies, Inc.	11,030	1,917
Morgan Stanley	19,050	1,870
Blue Owl Capital, Inc., Class A	119,174	1,777
Bajaj Finance, Ltd.	16,137	1,515
DBS Group Holdings, Ltd.	61,800	1,498
National Bank of Canada[2]	19,203	1,464
Tryg A/S	48,816	1,207
Swedbank AB, Class A	56,092	1,130
Aegon NV	204,110	1,021
		349,790

Health care 12.03%
Abbott Laboratories	286,270	40,290
UnitedHealth Group, Inc.	71,624	35,965
Thermo Fisher Scientific, Inc.	34,587	23,078
Gilead Sciences, Inc.	314,904	22,865
Novartis AG	206,328	18,178
Amgen, Inc.	62,337	14,024
Daiichi Sankyo Company, Ltd.	521,900	13,271
AstraZeneca PLC	89,259	10,485
Stryker Corp.	38,863	10,393
Pfizer, Inc.	140,643	8,305
Eli Lilly and Company	29,163	8,055
Centene Corp.[1]	86,477	7,126
Sanofi	70,085	7,068
PerkinElmer, Inc.	31,792	6,392
Olympus Corp.	237,100	5,461
Siemens Healthineers AG1	72,545	5,436
Medtronic PLC	43,425	4,492
Coloplast A/S, Class B	24,429	4,305
Guardant Health, Inc.[1]	36,431	3,644
Carl Zeiss Meditec AG, non-registered shares	16,485	3,469
Zoetis, Inc., Class A	12,774	3,117
Intuitive Surgical, Inc.[1]	8,085	2,905
Insulet Corp.[1]	10,829	2,881
DexCom, Inc.[1]	5,213	2,799
Baxter International, Inc.	27,735	2,381
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	274,710	2,200
Alcon, Inc.	24,235	2,147
Chugai Pharmaceutical Co., Ltd.	63,700	2,068

90	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Merck KGaA	7,610	$1,967
Illumina, Inc.[1]	4,940	1,879
Cigna Corp.	7,371	1,693
Novo Nordisk A/S, Class B	14,326	1,612
Edwards Lifesciences Corp.[1]	12,324	1,597
Vertex Pharmaceuticals, Inc.[1]	6,224	1,367
GlaxoSmithKline PLC	42,120	916
Hypera SA, ordinary nominative shares	179,438	911
M3, Inc.	17,700	891
CSL, Ltd.	2,472	523
Agilon Health, Inc.[1]	14,065	380
CanSino Biologics, Inc., Class H1	11,200	259
		286,795

Consumer discretionary 11.08%
LVMH Moët Hennessy-Louis Vuitton SE	44,206	36,589
Amazon.com, Inc.[1]	9,604	32,023
Home Depot, Inc.	74,629	30,972
General Motors Company[1]	412,329	24,175
Flutter Entertainment PLC[1]	63,146	9,993
Rivian Automotive, Inc., Class A1	82,794	8,585
Rivian Automotive, Inc., Class A1,3,4	11,070	1,044
Stellantis NV	478,108	9,080
Barratt Developments PLC	802,149	8,121
Midea Group Co., Ltd., Class A	698,797	8,093
MercadoLibre, Inc.[1]	5,656	7,627
Marriott International, Inc., Class A1	42,874	7,085
Sony Group Corp.	47,200	5,940
Chipotle Mexican Grill, Inc.[1]	3,354	5,864
Restaurant Brands International, Inc. (CAD denominated)	83,274	5,049
Restaurant Brands International, Inc.	12,226	742
Shimano, Inc.	21,600	5,757
Booking Holdings, Inc.[1]	2,169	5,204
Astra International Tbk PT	11,337,300	4,534
Compagnie Financière Richemont SA, Class A	29,716	4,466
Evolution AB	30,899	4,398
Moncler SpA	47,558	3,466
adidas AG	11,713	3,377
NIKE, Inc., Class B	20,021	3,337
EssilorLuxottica	13,676	2,915
Nokian Renkaat OYJ	66,103	2,506
Taylor Wimpey PLC	1,022,679	2,429
Darden Restaurants, Inc.	15,588	2,348
Industria de Diseño Textil, SA	56,688	1,841
Kindred Group PLC (SDR)	145,423	1,733
Target Corp.	5,981	1,384
Prosus NV, Class N	16,460	1,378
DraftKings, Inc., Class A1	49,904	1,371
Pan Pacific International Holdings Corp.	98,500	1,359
Tesla, Inc.[1]	1,209	1,278
Wayfair, Inc., Class A1	6,644	1,262
Kering SA	1,529	1,231
Meituan, Class B1	29,100	841
Just Eat Takeaway (GBP denominated)[1]	14,906	822
Wynn Macau, Ltd.[1,2]	946,400	773
Cazoo Group, Ltd., Class A1	117,813	710
InterContinental Hotels Group PLC[1]	10,909	706
Naspers, Ltd., Class N	4,292	666

American Funds Insurance Series	91

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Domino’s Pizza Enterprises, Ltd.	5,655	$486
Aptiv PLC[1]	2,518	415
Faurecia SA	984	47
		264,022

Industrials 9.01%
CSX Corp.	602,883	22,668
General Electric Co.	239,731	22,647
Airbus SE, non-registered shares[1]	161,342	20,639
Safran SA	73,809	9,047
Carrier Global Corp.	161,966	8,785
LIXIL Corp.	323,500	8,620
Deere & Company	24,478	8,393
Raytheon Technologies Corp.	83,021	7,145
BAE Systems PLC	913,120	6,795
Lockheed Martin Corp.	18,634	6,623
VINCI SA	57,984	6,133
Melrose Industries PLC	2,819,112	6,102
Compagnie de Saint-Gobain SA, non-registered shares	80,700	5,684
Recruit Holdings Co., Ltd.	93,600	5,673
Johnson Controls International PLC	58,928	4,791
L3Harris Technologies, Inc.	22,049	4,702
RELX PLC	133,116	4,328
TransDigm Group, Inc.[1]	6,748	4,294
Nidec Corp.	35,800	4,208
Schneider Electric SE1	18,727	3,677
ManpowerGroup, Inc.	33,145	3,226
Bunzl PLC	77,229	3,016
Caterpillar, Inc.	13,844	2,862
Eiffage SA	25,514	2,628
Stanley Black & Decker, Inc.	13,208	2,491
Ryanair Holdings PLC (ADR)[1]	21,553	2,206
Honeywell International, Inc.	10,330	2,154
Rockwell Automation	6,028	2,103
SMC Corp.	3,100	2,091
ASSA ABLOY AB, Class B	68,318	2,088
Daikin Industries, Ltd.	8,800	1,996
Union Pacific Corp.	7,669	1,932
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	439,500	1,745
Ritchie Bros. Auctioneers, Inc.	27,952	1,711
Adecco Group AG	32,531	1,664
ACS, Actividades de Construcción y Servicios, SA1	61,429	1,648
Atlas Copco AB, Class B	27,077	1,595
Interpump Group SpA	20,048	1,471
AB Volvo, Class B	59,393	1,378
Wizz Air Holdings PLC[1]	22,268	1,262
Brenntag SE	12,183	1,104
InPost SA1	65,667	792
Lilium NV, Class A1,2	59,454	412
Otis Worldwide Corp.	4,082	355
		214,884

Communication services 8.26%
Alphabet, Inc., Class C1	13,294	38,467
Alphabet, Inc., Class A1	6,704	19,422
Netflix, Inc.[1]	55,837	33,638
Meta Platforms, Inc., Class A1	70,173	23,603
Comcast Corp., Class A	368,104	18,527
SoftBank Corp.	1,296,103	16,389
Yandex NV, Class A1	193,646	11,716
NetEase, Inc.	380,300	7,681

92	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Sea, Ltd., Class A (ADR)[1]	26,716	$5,977
Tencent Holdings, Ltd.	80,700	4,728
Universal Music Group NV	148,049	4,177
Cellnex Telecom, SA, non-registered shares	53,156	3,097
Bharti Airtel, Ltd.[1]	208,066	1,914
Bharti Airtel, Ltd., interim shares[1]	13,994	66
Omnicom Group, Inc.	24,376	1,786
Activision Blizzard, Inc.	26,125	1,738
ITV PLC[1]	1,096,106	1,640
Bilibili, Inc., Class Z1	25,345	1,166
Bilibili, Inc., Class Z (ADR)[1,2]	4,489	208
SoftBank Group Corp.	19,800	935
		196,875

Consumer staples 7.08%
Philip Morris International, Inc.	283,612	26,943
Nestlé SA	146,080	20,431
Ocado Group PLC[1]	812,478	18,453
Keurig Dr Pepper, Inc.	428,942	15,811
Kweichow Moutai Co., Ltd., Class A	31,600	10,164
British American Tobacco PLC	227,510	8,418
British American Tobacco PLC (ADR)	9,738	364
Swedish Match AB	1,042,224	8,307
Kroger Co.	167,474	7,580
Altria Group, Inc.	136,773	6,481
Heineken NV	51,210	5,764
Bunge, Ltd.	56,609	5,285
Imperial Brands PLC	213,360	4,668
Constellation Brands, Inc., Class A	18,117	4,547
Treasury Wine Estates, Ltd.	474,087	4,270
Danone SA	64,339	3,999
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	546,300	3,554
PepsiCo, Inc.	17,432	3,028
Arca Continental, SAB de CV	412,000	2,626
Mondelez International, Inc.	36,482	2,419
Ajinomoto Co., Inc.	69,100	2,101
ITC, Ltd.	651,059	1,910
Pernod Ricard SA	6,537	1,574
		168,697

Materials 4.92%
Vale SA, ordinary nominative shares	1,674,800	23,441
Vale SA, ordinary nominative shares (ADR)	974,038	13,656
Rio Tinto PLC	246,347	16,312
Fortescue Metals Group, Ltd.	1,124,633	15,718
Freeport-McMoRan, Inc.	203,451	8,490
Linde PLC	22,166	7,679
BHP Group PLC	151,886	4,522
Shin-Etsu Chemical Co., Ltd.	23,300	4,035
Albemarle Corp.	12,627	2,952
HeidelbergCement AG	40,935	2,774
Akzo Nobel NV	25,024	2,749
Dow, Inc.	47,548	2,697
Barrick Gold Corp. (CAD denominated)	138,973	2,642
CRH PLC	49,376	2,615
Amcor PLC (CDI)	165,731	1,992
Koninklijke DSM NV	7,690	1,734

American Funds Insurance Series	93

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Lynas Rare Earths, Ltd.[1]	163,843	$1,212
Air Liquide SA, non-registered shares	6,630	1,157
Evonik Industries AG	28,154	913
		117,290

Energy 3.34%
Canadian Natural Resources, Ltd. (CAD denominated)	521,996	22,057
EOG Resources, Inc.	117,171	10,408
Gazprom PJSC (ADR)	1,084,575	10,022
TotalEnergies SE	110,306	5,605
TC Energy Corp. (CAD denominated)	111,856	5,202
Baker Hughes Co., Class A	215,538	5,186
Reliance Industries, Ltd.	161,241	5,137
BP PLC	994,134	4,447
ConocoPhillips	53,575	3,867
Suncor Energy, Inc.	89,850	2,248
Royal Dutch Shell PLC, Class B	98,951	2,173
Tourmaline Oil Corp.	41,394	1,336
Coterra Energy, Inc.	64,779	1,231
Lundin Energy AB1	20,939	752
		79,671

Utilities 2.82%
China Resources Gas Group, Ltd.	1,444,000	8,157
E.ON SE	544,715	7,561
DTE Energy Company	56,345	6,735
National Grid PLC	446,821	6,410
Iberdrola SA, non-registered shares[1]	536,381	6,357
Engie SA	418,841	6,206
NextEra Energy, Inc.	47,963	4,478
Enel SpA	551,606	4,425
Edison International	58,822	4,015
PG&E Corp.[1]	265,891	3,228
Power Grid Corporation of India, Ltd.	721,893	1,985
Entergy Corp.	16,397	1,847
Endesa, SA	76,908	1,769
Ørsted AS	11,362	1,453
AES Corp.	52,478	1,275
China Gas Holdings, Ltd.	578,200	1,201
		67,102

Real estate 2.04%
Crown Castle International Corp. REIT	76,898	16,052
Longfor Group Holdings, Ltd.	1,614,500	7,599
American Tower Corp. REIT	24,900	7,283
VICI Properties, Inc. REIT	166,637	5,017
Country Garden Services Holdings Co., Ltd.	772,968	4,629
Boston Properties, Inc. REIT	20,698	2,384
China Resources Mixc Lifestyle Services, Ltd.	417,600	1,947
Equinix, Inc. REIT	2,288	1,935
Sun Hung Kai Properties, Ltd.	81,500	989
Iron Mountain, Inc. REIT	14,006	733
		48,568

Total common stocks (cost: $1,660,965,000)		2,273,002

94	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Preferred securities 0.74%	Shares	Value (000)
Consumer discretionary 0.43%
Volkswagen AG, nonvoting preferred shares	51,509	$10,408

Financials 0.17%
Banco Bradesco SA, preferred nominative shares	1,048,670	3,617
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	58,870	184
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	61,516	176
		3,977

Information technology 0.11%
Samsung Electronics Co., Ltd., nonvoting preferred shares	42,831	2,565

Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares	72,318	832

Total preferred securities (cost: $21,946,000)		17,782

Convertible stocks 0.18%
Information technology 0.14%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,566	3,250

Financials 0.04%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[4]	900	941

Total convertible stocks (cost: $3,505,000)		4,191

Convertible bonds & notes 0.16%	Principal amount (000)
Communication services 0.16%
Sea, Ltd., convertible notes, 2.375% 2025	$1,500	3,844

Total convertible bonds & notes (cost: $3,840,000)		3,844

Bonds, notes & other debt instruments 0.24%
Corporate bonds, notes & loans 0.20%
Health care 0.11%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,678
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,036
		2,714

Energy 0.05%
TransCanada PipeLines, Ltd. 5.10% 2049	800	1,057

Consumer discretionary 0.04%
General Motors Company 5.40% 2023	300	321
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	477	535
		856

Total corporate bonds, notes & loans		4,627

American Funds Insurance Series	95

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
United Mexican States, Series M, 8.00% 2023		MXN	20,000	$991

Total bonds, notes & other debt instruments (cost: $5,624,000)				5,618

Short-term securities 3.12%	Weighted average yield at acquisition
Commercial paper 2.55%
Bank of Montreal 1/31/2022	0.107%		$10,000	9,999
Canadian Imperial Bank of Commerce 1/14/2022[4]	0.125		10,000	10,000
LVMH Moët Hennessy Louis Vuitton, Inc. 2/14/2022[4]	0.118		10,800	10,799
Toronto-Dominion Bank 1/24/2022[4]	0.058		30,000	29,998
				60,796

		Shares
Money market investments 0.54%
Capital Group Central Cash Fund 0.09%[5,6]			129,879	12,989

Money market investments purchased with collateral from securities on loan 0.03%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]			310,193	310
Capital Group Central Cash Fund 0.09%[5,6,7]			2,925	293
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]			20,894	21
				624

Total short-term securities (cost: $74,409,000)				74,409
Total investment securities 99.80% (cost: $1,770,289,000)				2,378,846
Other assets less liabilities 0.20%				4,809

Net assets 100.00%				$2,383,655

96	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

(formerly Global Growth and Income Fund)

Investments in affiliates6

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2021	Additions		Reductions	gain	depreciation	12/31/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 0.55%
Money market investments 0.54%
Capital Group Central Cash Fund 0.09%[5]	$66,489	$566,964		$620,462	$5	$(7)	$12,989	$50
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 0.09%[5,7]	—	293	[8]				293	—	[9]
Total short-term securities							13,282
Total 0.55%					$5	$(7)	$13,282	$50

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $2,444,000, which represented .10% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,044,000, which represented .04% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $53,317,000, which represented 2.24% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2021.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	97

Growth-Income Fund

Investment portfolio December 31, 2021

Common stocks 95.86%	Shares	Value (000)
Information technology 23.94%
Microsoft Corp.	10,125,024	$3,405,248
Broadcom, Inc.	2,238,001	1,489,188
Mastercard, Inc., Class A	1,656,021	595,042
Apple, Inc.	2,608,900	463,262
Accenture PLC, Class A	991,200	410,902
Visa, Inc., Class A	1,567,091	339,604
ASML Holding NV	254,068	204,418
ASML Holding NV (New York registered) (ADR)	147,800	117,669
Taiwan Semiconductor Manufacturing Company, Ltd.	13,692,000	304,355
Automatic Data Processing, Inc.	845,000	208,360
Concentrix Corp.	904,367	161,538
Applied Materials, Inc.	950,400	149,555
Fidelity National Information Services, Inc.	1,268,981	138,509
ServiceNow, Inc.[1]	205,938	133,676
Cognizant Technology Solutions Corp., Class A	1,489,400	132,140
Global Payments, Inc.	973,628	131,615
Ceridian HCM Holding, Inc.[1]	1,240,574	129,590
QUALCOMM, Inc.	708,211	129,511
GoDaddy, Inc., Class A1	1,402,444	119,011
Analog Devices, Inc.	629,402	110,630
Micron Technology, Inc.	1,140,549	106,242
Adobe, Inc.[1]	175,373	99,447
Intel Corp.	1,884,384	97,046
FleetCor Technologies, Inc.[1]	420,507	94,126
Euronet Worldwide, Inc.[1]	763,602	90,999
MKS Instruments, Inc.	481,000	83,776
Shopify, Inc., Class A, subordinate voting shares[1]	60,000	82,643
Atlassian Corp. PLC, Class A1	199,100	75,915
Affirm Holdings, Inc., Class A1	693,650	69,753
KLA Corp.	155,000	66,667
TELUS International (Cda), Inc., subordinate voting shares[1]	1,879,800	62,146
Texas Instruments, Inc.	308,278	58,101
Datadog, Inc., Class A1	314,200	55,962
Fiserv, Inc.[1]	536,700	55,704
Snowflake, Inc., Class A1	160,000	54,200
Block, Inc., Class A1	301,422	48,683
Dye & Durham, Ltd.	1,322,100	46,908
Lam Research Corp.	62,390	44,868
Samsung Electronics Co., Ltd.	570,000	37,545
Trimble, Inc.[1]	413,300	36,036
StoneCo, Ltd., Class A1	1,659,500	27,979
VeriSign, Inc.[1]	61,000	15,483
		10,284,052

Communication services 14.77%
Alphabet, Inc., Class A1	393,780	1,140,796
Alphabet, Inc., Class C1	352,067	1,018,738
Meta Platforms, Inc., Class A1	4,489,266	1,509,964
Netflix, Inc.[1]	2,288,284	1,378,554
Comcast Corp., Class A	14,034,950	706,379
Charter Communications, Inc., Class A1	440,020	286,880
Electronic Arts, Inc.	1,168,000	154,059
Tencent Holdings, Ltd.	1,782,100	104,400
Activision Blizzard, Inc.	687,264	45,724
		6,345,494

Health care 11.58%
UnitedHealth Group, Inc.	2,508,200	1,259,468
Abbott Laboratories	6,794,592	956,271
Gilead Sciences, Inc.	5,288,700	384,012
Novo Nordisk A/S, Class B	2,446,056	275,235
Amgen, Inc.	1,036,000	233,069

98	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Thermo Fisher Scientific, Inc.	336,353	$224,428
Anthem, Inc.	474,750	220,066
Humana, Inc.	415,407	192,691
AstraZeneca PLC	1,249,112	146,722
AstraZeneca PLC (ADR)	721,200	42,010
AbbVie, Inc.	1,296,036	175,483
PerkinElmer, Inc.	769,600	154,736
GlaxoSmithKline PLC	6,402,300	139,225
Medtronic PLC	860,000	88,967
Edwards Lifesciences Corp.[1]	604,506	78,314
Eli Lilly and Company	248,703	68,697
Guardant Health, Inc.[1]	555,900	55,601
Royalty Pharma PLC, Class A	1,170,161	46,631
Vertex Pharmaceuticals, Inc.[1]	192,000	42,163
Stryker Corp.	148,897	39,818
Roche Holding AG, nonvoting non-registered shares	93,081	38,726
Seagen, Inc.[1]	215,292	33,284
AmerisourceBergen Corp.	192,000	25,515
Zimmer Biomet Holdings, Inc.	198,766	25,251
NovoCure, Ltd.[1]	193,600	14,535
Vir Biotechnology, Inc.[1]	258,400	10,819
		4,971,737

Consumer discretionary 10.39%
Amazon.com, Inc.[1]	433,108	1,444,129
General Motors Company[1]	8,736,000	512,192
MercadoLibre, Inc.[1]	250,000	337,100
Home Depot, Inc.	667,661	277,086
Royal Caribbean Cruises, Ltd.[1]	2,765,845	212,693
Hilton Worldwide Holdings, Inc.[1]	1,337,320	208,609
Wyndham Hotels & Resorts, Inc.	2,093,300	187,664
Dollar Tree Stores, Inc.[1]	1,325,018	186,191
Rivian Automotive, Inc., Class A1,2	1,075,659	111,535
Rivian Automotive, Inc., Class A1,3,4	199,291	18,805
NVR, Inc.[1]	15,904	93,975
Chipotle Mexican Grill, Inc.[1]	53,110	92,850
Lowe’s Companies, Inc.	345,000	89,176
Dollar General Corp.	368,755	86,963
Kering SA	101,695	81,845
Ford Motor Co.[1]	3,848,000	79,923
Aptiv PLC[1]	427,399	70,499
Hasbro, Inc.	558,000	56,793
McDonald’s Corp.	198,000	53,078
DoorDash, Inc., Class A1	310,000	46,159
Darden Restaurants, Inc.	296,000	44,589
Starbucks Corp.	367,800	43,022
CarMax, Inc.[1]	300,000	39,069
Lear Corp.	188,000	34,395
VF Corp.	390,000	28,556
YUM! Brands, Inc.	196,630	27,304
		4,464,200

Industrials 10.29%
Raytheon Technologies Corp.	6,196,850	533,301
Carrier Global Corp.	6,905,267	374,542
Northrop Grumman Corp.	733,200	283,800
TFI International, Inc.	2,436,287	273,132
Woodward, Inc.	2,204,500	241,305
General Electric Co.	2,551,781	241,067
Airbus SE, non-registered shares[1]	1,617,590	206,925
Waste Connections, Inc.	1,516,231	206,617
TransDigm Group, Inc.[1]	302,520	192,487

American Funds Insurance Series	99

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
General Dynamics Corp.	848,975	$176,986
Union Pacific Corp.	697,700	175,771
Norfolk Southern Corp.	482,759	143,722
CSX Corp.	3,681,700	138,432
Old Dominion Freight Line, Inc.	350,000	125,433
ITT, Inc.	1,204,930	123,132
Waste Management, Inc.	625,300	104,363
Equifax, Inc.	354,108	103,679
BWX Technologies, Inc.	2,159,505	103,397
L3Harris Technologies, Inc.	446,960	95,310
Air Lease Corp., Class A	2,097,300	92,764
Honeywell International, Inc.	409,067	85,294
Fortive Corp.	1,085,000	82,775
Lockheed Martin Corp.	230,000	81,744
Safran SA	539,713	66,153
Ryanair Holdings PLC (ADR)[1]	445,550	45,593
Ryanair Holdings PLC[1]	611,907	10,624
Fastenal Co.	635,000	40,678
Montana Aerospace AG1	658,516	24,463
Otis Worldwide Corp.	268,100	23,343
Cummins, Inc.	100,000	21,814
		4,418,646

Financials 9.36%
JPMorgan Chase & Co.	4,714,632	746,562
Marsh & McLennan Companies, Inc.	1,744,801	303,281
Chubb, Ltd.	1,239,153	239,541
Aon PLC, Class A	702,062	211,012
BlackRock, Inc.	205,800	188,422
PNC Financial Services Group, Inc.	928,464	186,176
Intercontinental Exchange, Inc.	1,346,662	184,183
S&P Global, Inc.	357,338	168,638
Moody’s Corp.	425,900	166,348
Arthur J. Gallagher & Co.	966,650	164,011
American International Group, Inc.	2,851,000	162,108
Discover Financial Services	1,019,080	117,765
KeyCorp	4,886,953	113,035
Bank of America Corp.	2,445,755	108,812
Nasdaq, Inc.	499,700	104,942
State Street Corp.	1,077,260	100,185
Hong Kong Exchanges and Clearing, Ltd.	1,659,500	96,920
CME Group, Inc., Class A	409,200	93,486
Webster Financial Corp.	1,601,139	89,408
Power Corporation of Canada, subordinate voting shares	2,443,100	80,732
B3 SA-Brasil, Bolsa, Balcao	39,829,500	79,659
Charles Schwab Corp.	879,000	73,924
Travelers Companies, Inc.	443,055	69,307
Truist Financial Corp.	870,732	50,981
Signature Bank[1]	139,521	45,131
Morgan Stanley	431,267	42,333
Citizens Financial Group, Inc.	728,750	34,433
		4,021,335

Materials 4.43%
Linde PLC	1,010,978	350,233
Vale SA, ordinary nominative shares (ADR)	17,488,480	245,188
Vale SA, ordinary nominative shares	3,404,848	47,656
LyondellBasell Industries NV	2,760,446	254,596
Air Products and Chemicals, Inc.	825,991	251,316
Celanese Corp.	1,250,900	210,226
International Flavors & Fragrances, Inc.	1,075,001	161,949
Freeport-McMoRan, Inc.	3,803,000	158,699

100	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Dow, Inc.	1,650,000	$93,588
Sherwin-Williams Company	162,300	57,156
Barrick Gold Corp.	2,373,000	45,087
Allegheny Technologies, Inc.[1]	1,769,447	28,187
		1,903,881

Consumer staples 3.19%
Philip Morris International, Inc.	5,517,126	524,127
Keurig Dr Pepper, Inc.	5,357,676	197,484
British American Tobacco PLC	4,663,859	172,559
Nestlé SA	731,589	102,320
Anheuser-Busch InBev SA/NV	1,358,211	82,218
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	75,102
General Mills, Inc.	968,800	65,278
Mondelez International, Inc.	945,300	62,683
Church & Dwight Co., Inc.	424,500	43,511
Constellation Brands, Inc., Class A	100,700	25,273
Kraft Heinz Company	567,200	20,362
		1,370,917

Energy 3.14%
Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	335,840
Chevron Corp.	1,813,200	212,779
EOG Resources, Inc.	2,215,000	196,758
ConocoPhillips	2,699,104	194,821
Baker Hughes Co., Class A	7,686,224	184,931
Equitrans Midstream Corp.	10,215,807	105,631
TC Energy Corp. (CAD denominated)	1,821,019	84,692
Exxon Mobil Corp.	500,000	30,595
Weatherford International[1]	128,424	3,560
		1,349,607

Utilities 2.47%
Edison International	2,508,200	171,185
AES Corp.	6,608,200	160,579
Enel SpA	18,469,069	148,157
Entergy Corp.	966,900	108,921
PG&E Corp.[1]	8,919,700	108,285
Sempra Energy	750,000	99,210
Exelon Corp.	1,576,100	91,036
CenterPoint Energy, Inc.	2,840,104	79,267
CMS Energy Corp.	918,200	59,729
Evergy, Inc.	463,246	31,783
		1,058,152

Real estate 2.30%
Equinix, Inc. REIT	514,777	435,419
Crown Castle International Corp. REIT	883,033	184,324
VICI Properties, Inc. REIT[2]	5,878,938	177,015
MGM Growth Properties LLC REIT, Class A	3,996,000	163,237
Digital Realty Trust, Inc. REIT	160,000	28,299
		988,294

Total common stocks (cost: $22,026,883,000)		41,176,315

Convertible stocks 1.34%
Health care 0.65%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	172,448
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	61,857	107,518
		279,966

American Funds Insurance Series	101

Growth-Income Fund (continued)

Convertible stocks (continued)	Shares	Value (000)
Information technology 0.50%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	$213,315

Consumer discretionary 0.10%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	43,901

Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	390,600	36,384

Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	35,448	3,871

Total convertible stocks (cost: $347,295,000)		577,437

Bonds, notes & other debt instruments 0.02%	Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.01%
Boeing Company 4.875% 2025	$4,706	5,152

Consumer discretionary 0.01%
General Motors Financial Co. 4.30% 2025	160	173
General Motors Financial Co. 5.25% 2026	827	928
		1,101

Energy 0.00%
Weatherford International, Ltd. 11.00% 2024[4]	637	657

Total corporate bonds, notes & loans		6,910

Total bonds, notes & other debt instruments (cost: $6,212,000)		6,910

Short-term securities 3.04%	Shares
Money market investments 2.84%
Capital Group Central Cash Fund 0.09%[5,6]	12,206,384	1,220,761

Money market investments purchased with collateral from securities on loan 0.20%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	41,513,132	41,513
Capital Group Central Cash Fund 0.09%[5,6,7]	391,441	39,148
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	2,796,285	2,796
		83,457

Total short-term securities (cost: $1,304,022,000)		1,304,218
Total investment securities 100.26% (cost: $23,684,412,000)		43,064,880
Other assets less liabilities (0.26)%		(112,395)

Net assets 100.00%		$42,952,485

102	American Funds Insurance Series

Growth-Income Fund (continued)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 2.93%
Money market investments 2.84%
Capital Group Central Cash Fund 0.09%[5]	$1,005,764	$6,747,287		$6,532,241	$(41)	$(8)	$1,220,761	$857

Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 0.09%[5,7]	—	39,148	[8]				39,148	—	[9]

Total short-term securities							1,259,909
Total 2.93%					$(41)	$(8)	$1,259,909	$857

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $91,976,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $18,805,000, which represented .04% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,462,000, which represented .05% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2021.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

American Funds Insurance Series	103

International Growth and Income Fund

Investment portfolio December 31, 2021

Common stocks 91.67%	Shares	Value (000)
Financials 17.66%
AXA SA	166,169	$4,954
EQT AB	84,290	4,599
Toronto-Dominion Bank (CAD denominated)	55,026	4,219
Ping An Insurance (Group) Company of China, Ltd., Class H	544,500	3,921
AIA Group, Ltd.	378,800	3,818
HDFC Bank, Ltd.	162,019	3,224
Hong Kong Exchanges and Clearing, Ltd.	42,500	2,482
Sberbank of Russia PJSC (ADR)	150,727	2,419
Société Générale	66,336	2,281
Euronext NV	19,767	2,054
KBC Groep NV	21,168	1,819
DNB Bank ASA	74,495	1,709
Partners Group Holding AG	989	1,642
Prudential PLC	94,788	1,635
Zurich Insurance Group AG	3,298	1,449
HDFC Life Insurance Company, Ltd.	155,156	1,356
UniCredit SpA	85,931	1,325
Aon PLC, Class A	4,311	1,296
Skandinaviska Enskilda Banken AB, Class A	85,756	1,194
London Stock Exchange Group PLC	12,357	1,159
UBS Group AG	61,966	1,117
DBS Group Holdings, Ltd.	44,700	1,083
3i Group PLC	52,180	1,023
Banco Santander, SA	291,373	975
Kotak Mahindra Bank, Ltd.	38,175	922
Bank of Nova Scotia (CAD denominated)	12,583	891
Fairfax Financial Holdings, Ltd., subordinate voting shares	1,686	829
Brookfield Asset Management, Inc., Class A (CAD denominated)	13,447	812
CaixaBank, SA1	294,385	809
Banco Bilbao Vizcaya Argentaria, SA	128,854	770
Banca Generali SpA	16,866	744
Moscow Exchange MICEX-RTS PJSC	359,371	733
QBE Insurance Group, Ltd.	78,766	650
Aviva PLC	116,201	646
Macquarie Group, Ltd.	4,195	627
FinecoBank SpA	35,022	615
Islandsbanki hf.[1]	608,273	592
Investor AB, Class B	22,996	580
Discovery, Ltd.[1]	58,697	529
Intesa Sanpaolo SpA	202,500	524
Allfunds Group PLC[1]	26,191	516
Grupo Financiero Banorte, SAB de CV, Series O	70,936	461
Postal Savings Bank of China Co., Ltd., Class H	636,000	446
B3 SA-Brasil, Bolsa, Balcao	216,504	433
ICICI Securities, Ltd.	34,073	363
ING Groep NV	17,945	250
China Merchants Bank Co., Ltd., Class H	23,000	179
ICICI Bank, Ltd. (ADR)	8,627	171
		66,845

Information technology 15.82%
Taiwan Semiconductor Manufacturing Company, Ltd.	666,000	14,804
ASML Holding NV	11,356	9,137
Tokyo Electron, Ltd.	12,400	7,145
Broadcom, Inc.	6,152	4,094
MediaTek, Inc.	84,000	3,613
Samsung Electronics Co., Ltd.	41,052	2,704
Edenred SA	50,432	2,329
Keyence Corp.	2,900	1,822
SAP SE	9,669	1,375
Kingdee International Software Group Co., Ltd.[1]	445,000	1,370
Nokia Corp.[1]	198,935	1,263

104	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Logitech International SA	14,120	$1,191
Vanguard International Semiconductor Corp.	206,000	1,176
ITOCHU Techno-Solutions Corp.	32,800	1,055
Amadeus IT Group SA, Class A, non-registered shares[1]	15,420	1,047
TDK Corp.	25,200	984
SK hynix, Inc.	5,419	597
STMicroelectronics NV	10,769	532
Halma PLC	11,655	505
PagSeguro Digital, Ltd., Class A1	18,278	479
Nexi SpA[1]	24,528	391
Infosys, Ltd. (ADR)	13,724	347
AVEVA Group PLC	7,355	339
Worldline SA, non-registered shares[1]	5,273	294
Nemetschek SE	1,820	234
Nomura Research Institute, Ltd.	5,300	227
Nice, Ltd. (ADR)[1]	745	226
Fujitsu, Ltd.	1,000	172
Lightspeed Commerce, Inc., subordinate voting shares[1]	2,166	88
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	1,792	72
Otsuka Corp.	2,500	119
Capita PLC[1]	177,406	88
DLocal, Ltd., Class A1	2,309	82
		59,901

Industrials 12.05%
Airbus SE, non-registered shares[1]	49,147	6,287
SMC Corp.	4,500	3,035
BAE Systems PLC	365,430	2,719
ABB, Ltd.	68,957	2,641
Alliance Global Group, Inc.	7,814,200	1,808
LIXIL Corp.	67,400	1,796
SITC International Holdings Co., Ltd.	488,000	1,765
Lifco AB, Class B	53,600	1,606
Husqvarna AB, Class B	96,797	1,552
RELX PLC	44,588	1,450
Ryanair Holdings PLC (ADR)[1]	13,434	1,375
CCR SA, ordinary nominative shares	659,442	1,372
Deutsche Post AG	20,123	1,295
IMCD NV	5,722	1,268
Daikin Industries, Ltd.	5,500	1,247
Bunzl PLC	27,867	1,088
Cathay Pacific Airways, Ltd.[1]	1,317,000	1,079
Storskogen Group AB, Class B1	148,922	1,004
Safran SA	7,743	949
Siemens AG1	5,132	892
Kone OYJ, Class B	12,219	877
InPost SA1	72,694	877
Experian PLC	17,314	851
Interpump Group SpA	11,310	830
Epiroc AB, Class A	19,321	490
Epiroc AB, Class B	10,286	218
Waste Connections, Inc. (CAD denominated)	5,192	708
BELIMO Holding AG	1,088	693
Rheinmetall AG	7,289	689
TFI International, Inc. (CAD denominated)	5,854	657
Coor Service Management Holding AB	57,898	530
Wizz Air Holdings PLC[1]	9,173	520
Meggitt PLC[1]	38,316	383
AB Volvo, Class B	15,927	370
Contemporary Amperex Technology Co., Ltd., Class A	2,100	194

American Funds Insurance Series	105

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Daimler Truck Holding AG1	5,233	$192
ACS, Actividades de Construcción y Servicios, SA1	6,430	173
Hitachi, Ltd.	2,400	130
		45,610

Consumer discretionary 11.65%
Evolution AB	42,578	6,061
LVMH Moët Hennessy-Louis Vuitton SE	5,756	4,764
Coupang, Inc., Class A1	100,186	2,944
Stellantis NV	151,469	2,877
Renault SA1	74,525	2,592
Prosus NV, Class N	22,234	1,861
B&M European Value Retail SA	213,880	1,835
Wynn Macau, Ltd.[1]	1,954,800	1,597
Restaurant Brands International, Inc. (CAD denominated)	25,729	1,560
Li Ning Co., Ltd.	124,000	1,357
Sands China, Ltd.[1]	540,000	1,258
InterContinental Hotels Group PLC[1]	19,112	1,237
D’Ieteren Group[1]	6,180	1,207
Valeo SA, non-registered shares	39,137	1,184
EssilorLuxottica	5,466	1,165
Barratt Developments PLC	101,945	1,032
Sodexo SA	11,425	1,002
OPAP SA	66,578	945
Paltac Corp.	21,700	893
Daimler AG1	10,900	839
Industria de Diseño Textil, SA	24,641	800
MGM China Holdings, Ltd.[1]	1,148,000	696
Compagnie Financière Richemont SA, Class A	4,422	665
Americanas SA, ordinary nominative shares[1]	96,134	545
Kindred Group PLC (SDR)	44,778	534
adidas AG	1,423	410
Entain PLC[1]	17,515	399
Domino’s Pizza Enterprises, Ltd.	4,056	348
JD.com, Inc., Class A1	9,550	336
Games Workshop Group PLC	2,455	331
Kering SA	286	230
Nitori Holdings Co., Ltd.	1,200	180
Naspers, Ltd., Class N	816	127
MercadoLibre, Inc.[1]	87	117
Pop Mart International Group, Ltd.	19,000	109
Grab Holdings, Ltd., Class A1	8,914	64
		44,101

Consumer staples 9.77%
British American Tobacco PLC	207,956	7,694
Philip Morris International, Inc.	55,234	5,247
Nestlé SA	30,215	4,226
Kweichow Moutai Co., Ltd., Class A	12,100	3,892
Associated British Foods PLC	84,235	2,289
Anheuser-Busch InBev SA/NV	37,328	2,259
Pernod Ricard SA	8,248	1,986
Carlsberg A/S, Class B	11,155	1,929
Ocado Group PLC[1]	67,396	1,531
Wuliangye Yibin Co., Ltd., Class A	40,300	1,408
Foshan Haitian Flavouring and Food Co., Ltd., Class A	65,104	1,074
Reckitt Benckiser Group PLC	12,218	1,049
L’Oréal SA, non-registered shares	1,160	551
Unilever PLC (GBP denominated)	7,740	413
Unilever PLC (EUR denominated)	1,561	84
Yihai International Holding, Ltd.	67,000	310
Arca Continental, SAB de CV	43,200	275

106	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Danone SA	4,133	$257
Dabur India, Ltd.	23,930	187
Avenue Supermarts, Ltd.[1]	2,332	146
X5 Retail Group NV (GDR)	4,521	120
Shiseido Company, Ltd.	1,200	67
		36,994

Health care 7.25%
AstraZeneca PLC	70,219	8,248
Sanofi	32,369	3,264
Novo Nordisk A/S, Class B	20,737	2,333
GlaxoSmithKline PLC	104,148	2,265
Bayer AG	34,814	1,863
Siemens Healthineers AG1	19,397	1,454
Shionogi & Co., Ltd.	19,300	1,363
Koninklijke Philips NV (EUR denominated)	24,141	900
Novartis AG	8,954	789
CanSino Biologics, Inc., Class H1,2	28,600	661
Hutchmed China, Ltd. (ADR)[1]	17,864	627
Mettler-Toledo International, Inc.[1]	350	594
BioNTech SE (ADR)[1]	2,069	533
Sonova Holding AG	1,311	515
Grifols, SA, Class B (ADR)	39,407	443
Genus PLC	6,606	441
BeiGene, Ltd. (ADR)[1]	1,336	362
Roche Holding AG, nonvoting non-registered shares	666	277
Takeda Pharmaceutical Company, Ltd.	9,500	259
Hypera SA, ordinary nominative shares	28,197	143
M3, Inc.	2,500	126
		27,460

Materials 4.40%
Vale SA, ordinary nominative shares	279,305	3,909
Vale SA, ordinary nominative shares (ADR)	108,286	1,518
Koninklijke DSM NV	11,167	2,517
Rio Tinto PLC	25,234	1,671
Linde PLC	4,741	1,642
Barrick Gold Corp.	60,673	1,153
Barrick Gold Corp. (CAD denominated)	18,704	355
Asahi Kasei Corp.	98,400	925
LyondellBasell Industries NV	6,512	601
Fortescue Metals Group, Ltd.	42,542	595
Sika AG	1,210	505
Shin-Etsu Chemical Co., Ltd.	1,900	329
Verallia SAS[1]	9,168	323
Givaudan SA	52	273
Air Liquide SA, non-registered shares	1,516	265
Alrosa PJSC	53,607	88
		16,669

Communication services 4.21%
Koninklijke KPN NV	927,344	2,882
Tencent Holdings, Ltd.	39,600	2,320
Vodafone Group PLC	1,203,294	1,828
América Móvil, SAB de CV, Series L (ADR)	83,686	1,767
BT Group PLC	682,159	1,565
Publicis Groupe SA	17,526	1,181
Nordic Entertainment Group AB, Class B1	19,101	992
Indus Towers, Ltd.	253,129	845
WPP PLC	49,010	743
MTN Group, Ltd.[1]	51,303	550
Sea, Ltd., Class A (ADR)[1]	1,730	387

American Funds Insurance Series	107

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Playtika Holding Corp.[1]	17,302	$299
NetEase, Inc.	10,700	216
Universal Music Group NV	7,429	210
Yandex NV, Class A1	2,342	142
		15,927

Energy 4.11%
TotalEnergies SE	89,779	4,562
Gazprom PJSC (ADR)	399,825	3,694
TC Energy Corp. (CAD denominated)	46,171	2,147
Schlumberger, Ltd.	33,877	1,015
Cameco Corp.	42,360	924
LUKOIL Oil Co. PJSC (ADR)	10,043	899
Reliance Industries, Ltd.	19,151	610
Lundin Energy AB1	15,860	569
Royal Dutch Shell PLC, Class B	15,745	346
Royal Dutch Shell PLC, Class B (ADR)	3,296	143
Sovcomflot PAO	356,717	348
Canadian Natural Resources, Ltd. (CAD denominated)	6,652	281
		15,538

Utilities 2.89%
Engie SA	209,396	3,103
Brookfield Infrastructure Partners LP	36,934	2,248
Enel SpA	254,456	2,041
ENN Energy Holdings, Ltd.	89,100	1,677
Ørsted AS	7,274	930
Guangdong Investment, Ltd.	392,000	498
Iberdrola SA, non-registered shares[1]	36,164	429
		10,926

Real estate 1.86%
Longfor Group Holdings, Ltd.	553,000	2,603
CK Asset Holdings, Ltd.	340,500	2,146
Link Real Estate Investment Trust REIT	105,700	931
Unibail-Rodamco-Westfield REIT, non-registered shares[1]	10,450	733
Country Garden Services Holdings Co., Ltd.	55,000	329
Sirius Real Estate, Ltd.	146,074	280
		7,022

Total common stocks (cost: $303,007,000)		346,993

Preferred securities 1.70%
Information technology 1.15%
Samsung Electronics Co., Ltd., nonvoting preferred shares	72,570	4,347

Consumer discretionary 0.21%
Volkswagen AG, nonvoting preferred shares	3,447	697
Lojas Americanas SA, preferred nominative	91,100	96
		793

Materials 0.18%
Gerdau SA, preferred nominative shares	139,449	682

Health care 0.16%
Sartorius AG, nonvoting non-registered preferred shares	920	623

Total preferred securities (cost: $6,538,000)		6,445

108	American Funds Insurance Series

International Growth and Income Fund (continued)

Short-term securities 5.73%	Shares	Value (000)
Money market investments 5.73%
Capital Group Central Cash Fund 0.09%[3,4]	216,965	$21,699

Total short-term securities (cost: $21,694,000)		21,699
Total investment securities 99.10% (cost: $331,239,000)		375,137
Other assets less liabilities 0.90%		3,405

Net assets 100.00%		$378,542

Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)		Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 5.73%
Money market investments 5.73%
Capital Group Central Cash Fund 0.09%[3]	$31,755	$1,405,200		$1,415,336	$82	$(2)	$21,699	$48

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.09%[3,5,6]	—	—	[7]				—	—	[8]

Total short-term securities							21,699
Total 5.73%					$82	$(2)	$21,699	$48

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $53,000, which represented .01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Rate represents the seven-day yield at 12/31/2021.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	109

Capital Income Builder

Investment portfolio December 31, 2021

Common stocks 78.14%	Shares	Value (000)
Financials 16.16%
Toronto-Dominion Bank (CAD denominated)	203,225	$15,581
Zurich Insurance Group AG	33,060	14,527
JPMorgan Chase & Co.	83,345	13,198
CME Group, Inc., Class A	51,062	11,666
PNC Financial Services Group, Inc.	54,996	11,028
Münchener Rückversicherungs-Gesellschaft AG	30,852	9,150
DNB Bank ASA	270,938	6,215
ING Groep NV	415,816	5,795
Power Corporation of Canada, subordinate voting shares	169,417	5,598
DBS Group Holdings, Ltd.	204,506	4,956
Principal Financial Group, Inc.	64,158	4,641
Hong Kong Exchanges and Clearing, Ltd.	77,400	4,520
Great-West Lifeco, Inc. (CAD denominated)	149,064	4,473
Intesa Sanpaolo SpA	1,636,720	4,237
KBC Groep NV	46,906	4,030
Ping An Insurance (Group) Company of China, Ltd., Class H	454,000	3,269
Ping An Insurance (Group) Company of China, Ltd., Class A	86,557	685
KeyCorp	169,905	3,930
American International Group, Inc.	66,186	3,763
Kaspi.kz JSC[1]	29,855	3,463
Kaspi.kz JSC (GDR)	1,981	230
Swedbank AB, Class A	178,598	3,599
Morgan Stanley	36,080	3,542
Truist Financial Corp.	50,999	2,986
Tryg A/S	112,594	2,784
Webster Financial Corp.	38,194	2,133
East West Bancorp, Inc.	25,615	2,015
B3 SA-Brasil, Bolsa, Balcao	973,825	1,948
AIA Group, Ltd.	191,600	1,931
Moscow Exchange MICEX-RTS PJSC	875,002	1,785
Citizens Financial Group, Inc.	37,354	1,765
China Pacific Insurance (Group) Co., Ltd., Class H	626,150	1,698
Travelers Companies, Inc.	10,321	1,614
BlackRock, Inc.	1,722	1,577
National Bank of Canada[2]	20,610	1,571
U.S. Bancorp	26,785	1,504
OneMain Holdings, Inc.[3]	29,833	1,493
PICC Property and Casualty Co., Ltd., Class H	1,748,000	1,428
State Street Corp.	14,395	1,339
China Merchants Bank Co., Ltd., Class H	172,500	1,339
Franklin Resources, Inc.	38,834	1,301
BNP Paribas SA	16,736	1,158
Euronext NV	10,067	1,046
Everest Re Group, Ltd.	3,339	915
Citigroup, Inc.	15,041	908
Sberbank of Russia PJSC (ADR)	55,569	892
Marsh & McLennan Companies, Inc.	4,925	856
Discover Financial Services	6,027	696
UBS Group AG	34,827	628
Banco Santander, SA	185,078	620
EFG International AG	62,707	478
Vontobel Holding AG3	5,278	463
Wells Fargo & Company	9,185	441
UniCredit SpA	23,741	366
Blackstone, Inc., nonvoting shares	2,530	327
Cullen/Frost Bankers, Inc.	2,053	259
SouthState Corp.	2,873	230
Skandinaviska Enskilda Banken AB, Class A	15,414	215
IIFL Wealth Management, Ltd.	8,122	155
		184,960

110	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Information technology 10.82%
Broadcom, Inc.	63,785	$42,443
Microsoft Corp.	77,968	26,222
Taiwan Semiconductor Manufacturing Company, Ltd.	558,800	12,421
Intel Corp.	97,838	5,039
Vanguard International Semiconductor Corp.	761,700	4,350
NetApp, Inc.	44,355	4,080
MediaTek, Inc.	94,000	4,043
Automatic Data Processing, Inc.	15,622	3,852
GlobalWafers Co., Ltd.	100,938	3,240
Paychex, Inc.	21,047	2,873
Apple, Inc.	16,090	2,857
KLA Corp.	6,181	2,659
Texas Instruments, Inc.	11,173	2,106
Tokyo Electron, Ltd.	3,200	1,844
QUALCOMM, Inc.	9,463	1,731
Western Union Company	60,329	1,076
Fidelity National Information Services, Inc.	8,799	960
Tripod Technology Corp.	129,000	581
International Business Machines Corp.	2,373	317
SAP SE	2,197	312
SINBON Electronics Co., Ltd.	29,000	298
BE Semiconductor Industries NV	3,388	289
FDM Group (Holdings) PLC	12,913	222
		123,815
Consumer staples 9.36%
Philip Morris International, Inc.	286,657	27,232
British American Tobacco PLC	415,750	15,382
Nestlé SA	67,037	9,376
PepsiCo, Inc.	48,016	8,341
General Mills, Inc.	104,609	7,049
Altria Group, Inc.	111,473	5,283
Kimberly-Clark Corp.	35,087	5,015
Unilever PLC (GBP denominated)	78,728	4,204
Carlsberg A/S, Class B	19,938	3,448
Danone SA	46,778	2,907
Keurig Dr Pepper, Inc.	78,172	2,881
Coca-Cola Company	48,578	2,876
ITC, Ltd.	957,581	2,809
Imperial Brands PLC	115,980	2,538
Anheuser-Busch InBev SA/NV	25,288	1,531
Kraft Heinz Company	29,820	1,071
Procter & Gamble Company	6,140	1,004
Mondelez International, Inc.	13,024	864
Vector Group, Ltd.	63,092	724
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	86,900	565
Wuliangye Yibin Co., Ltd., Class A	15,800	552
Reckitt Benckiser Group PLC	6,108	524
Viscofan, SA, non-registered shares	5,067	328
Scandinavian Tobacco Group A/S	14,647	308
Hilton Food Group PLC	18,201	281
		107,093

Health care 7.82%
Gilead Sciences, Inc.	265,401	19,271
Amgen, Inc.	54,050	12,160
AbbVie, Inc.	88,164	11,937
GlaxoSmithKline PLC	381,113	8,288
Abbott Laboratories	55,054	7,748
Medtronic PLC	69,420	7,181
Novartis AG	81,036	7,139
AstraZeneca PLC	50,049	5,879

American Funds Insurance Series	111

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
UnitedHealth Group, Inc.	7,100	$3,565
Roche Holding AG, nonvoting non-registered shares	5,624	2,340
Hikma Pharmaceuticals PLC	58,819	1,767
Royalty Pharma PLC, Class A	38,140	1,520
Merck & Co., Inc.	7,223	554
Koninklijke Philips NV (EUR denominated)	2,984	111
Organon & Co.	662	20
		89,480

Real estate 7.46%
Crown Castle International Corp. REIT	143,415	29,936
VICI Properties, Inc. REIT	425,900	12,824
Digital Realty Trust, Inc. REIT	48,695	8,613
Gaming and Leisure Properties, Inc. REIT	94,171	4,582
Link Real Estate Investment Trust REIT	514,766	4,532
Federal Realty Investment Trust REIT	25,637	3,495
MGM Growth Properties LLC REIT, Class A	75,918	3,101
TAG Immobilien AG	76,901	2,155
Charter Hall Group REIT	134,433	2,013
CK Asset Holdings, Ltd.	286,500	1,806
Equinix, Inc. REIT	2,059	1,742
American Tower Corp. REIT	5,154	1,508
Longfor Group Holdings, Ltd.	235,000	1,106
Alexandria Real Estate Equities, Inc. REIT	4,708	1,050
Embassy Office Parks REIT	222,914	1,018
CTP NV	45,559	970
Powergrid Infrastructure Investment Trust	586,900	955
Americold Realty Trust REIT	28,933	949
Mindspace Business Parks REIT	214,689	945
Boston Properties, Inc. REIT	6,411	738
Sun Hung Kai Properties, Ltd.	56,255	682
Douglas Elliman, Inc.[3]	31,546	363
PSP Swiss Property AG	2,270	283
		85,366

Utilities 6.51%
Enel SpA	918,498	7,368
Dominion Energy, Inc.	87,473	6,872
Exelon Corp.	112,263	6,484
DTE Energy Company	51,344	6,138
Iberdrola SA, non-registered shares[3]	501,288	5,941
E.ON SE	419,072	5,817
Power Grid Corporation of India, Ltd.	1,915,312	5,267
National Grid PLC	307,128	4,406
Southern Co.	58,113	3,985
Duke Energy Corp.	30,576	3,207
Entergy Corp.	24,505	2,760
AES Corp.	112,543	2,735
Public Service Enterprise Group, Inc.	39,699	2,649
Edison International	38,475	2,626
Engie SA	172,193	2,551
SSE PLC	96,978	2,165
Sempra Energy	7,254	960
Centrica PLC[3]	676,986	655
Power Assets Holdings, Ltd.	98,000	611
CenterPoint Energy, Inc.	15,770	440
China Gas Holdings, Ltd.	189,600	394
CMS Energy Corp.	3,492	227

112	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
NextEra Energy, Inc.	1,381	$129
Evergy, Inc.	1,770	121
Endesa, SA	1,774	41
		74,549

Energy 4.86%
TC Energy Corp. (CAD denominated)	193,885	9,017
TC Energy Corp.	48,616	2,263
Canadian Natural Resources, Ltd. (CAD denominated)	226,854	9,586
Chevron Corp.	81,551	9,570
EOG Resources, Inc.	50,650	4,499
Gazprom PJSC (ADR)	441,992	4,084
ConocoPhillips	53,634	3,871
TotalEnergies SE	58,897	2,993
Equitrans Midstream Corp.	191,717	1,982
Royal Dutch Shell PLC, Class B	72,254	1,587
Royal Dutch Shell PLC, Class B (ADR)	8,003	347
Enbridge, Inc. (CAD denominated)	45,628	1,782
BP PLC	379,151	1,696
Schlumberger, Ltd.	34,060	1,020
Exxon Mobil Corp.	12,844	786
Petronet LNG, Ltd.	107,402	313
Baker Hughes Co., Class A	7,400	178
		55,574

Industrials 4.54%
Raytheon Technologies Corp.	189,283	16,290
Lockheed Martin Corp.	10,756	3,823
RELX PLC	105,768	3,439
Singapore Technologies Engineering, Ltd.	1,015,900	2,835
BAE Systems PLC	377,153	2,807
VINCI SA	23,704	2,507
ABB, Ltd.	58,287	2,232
BOC Aviation, Ltd.	304,100	2,227
Trinity Industries, Inc.	72,684	2,195
Honeywell International, Inc.	10,050	2,096
Waste Management, Inc.	12,220	2,040
Kone OYJ, Class B	20,648	1,482
Union Pacific Corp.	5,344	1,346
LIXIL Corp.	38,500	1,026
CCR SA, ordinary nominative shares	477,434	993
Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	49,604	990
United Parcel Service, Inc., Class B	4,120	883
Ventia Services Group Pty, Ltd.[3]	490,862	714
General Dynamics Corp.	2,281	476
Grupo Aeroportuario del Pacífico, SAB de CV, Class B3	27,200	375
Norfolk Southern Corp.	938	279
Melrose Industries PLC	122,162	264
L3Harris Technologies, Inc.	1,207	257
Sulzer AG3	2,347	231
Atlas Corp.[2]	13,925	197
		52,004

Materials 3.81%
Vale SA, ordinary nominative shares (ADR)	466,117	6,535
Vale SA, ordinary nominative shares	272,296	3,811
BHP Group PLC	240,104	7,148
Rio Tinto PLC	96,398	6,383
LyondellBasell Industries NV	46,368	4,277
Air Products and Chemicals, Inc.	13,138	3,997
Fortescue Metals Group, Ltd.	153,397	2,144
Dow, Inc.	36,312	2,060

American Funds Insurance Series	113

Capital Income Builder (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Evonik Industries AG	49,884	$1,617
BASF SE	19,490	1,371
Linde PLC	3,045	1,055
Celanese Corp.	5,796	974
Asahi Kasei Corp.	88,600	833
UPM-Kymmene Oyj[3]	17,746	676
Nexa Resources SA2	47,740	375
WestRock Co.	6,230	276
Amcor PLC (CDI)	8,656	104
		43,636

Communication services 3.76%
Comcast Corp., Class A	245,307	12,346
SoftBank Corp.	556,700	7,039
BCE, Inc.	115,182	5,993
Verizon Communications, Inc.	75,874	3,942
Koninklijke KPN NV	1,107,741	3,443
HKT Trust and HKT, Ltd., units	1,949,240	2,620
TELUS Corp.	85,285	2,009
WPP PLC	105,342	1,596
Nippon Telegraph and Telephone Corp.	37,400	1,024
ITV PLC[3]	533,667	799
Omnicom Group, Inc.	9,475	694
Indus Towers, Ltd.	198,205	662
ProSiebenSat.1 Media SE	36,197	577
Vodafone Group PLC	125,093	190
HKBN, Ltd.	119,500	147
		43,081

Consumer discretionary 3.04%
McDonald’s Corp.	17,808	4,774
Home Depot, Inc.	11,495	4,771
Midea Group Co., Ltd., Class A	320,675	3,714
Industria de Diseño Textil, SA	96,881	3,147
Compagnie Financière Richemont SA, Class A	16,434	2,470
Starbucks Corp.	20,534	2,402
Kering SA	2,624	2,112
Taylor Wimpey PLC	874,257	2,077
Hasbro, Inc.	20,103	2,046
VF Corp.	24,377	1,785
YUM! Brands, Inc.	11,295	1,568
Darden Restaurants, Inc.	7,867	1,185
LVMH Moët Hennessy-Louis Vuitton SE	1,379	1,141
Sands China, Ltd.[3]	158,800	370
Inchcape PLC	21,610	266
Thule Group AB	4,141	251
Fielmann AG3	3,646	246
Kindred Group PLC (SDR)	19,169	228
OPAP SA	15,105	214
		34,767

Total common stocks (cost: $664,964,000)		894,325

Preferred securities 0.17%
Information technology 0.17%
Samsung Electronics Co., Ltd., nonvoting preferred shares	32,453	1,944

Total preferred securities (cost: $1,292,000)		1,944

114	American Funds Insurance Series

Capital Income Builder (continued)

Rights & warrants 0.00%	Shares	Value (000)
Consumer discretionary 0.00%
Compagnie Financière Richemont SA, Class A, warrants, expire 2023[3]	7,130	$8

Total rights & warrants (cost: $0)		8

Convertible stocks 1.19%
Information technology 0.42%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,307	4,788

Utilities 0.41%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	2,008
NextEra Energy, Inc., convertible preferred units, 6.219% 2023	8,500	492
AES Corp., convertible preferred units, 6.875% 2024	8,659	831
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[2]	9,704	510
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	206
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	594
		4,641

Health care 0.26%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	1,745	3,033

Industrials 0.07%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[2]	7,000	764

Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	359

Total convertible stocks (cost: $9,063,000)		13,585

Investment funds 2.65%
Capital Group Central Corporate Bond Fund[4]	3,051,758	30,304

Total investment funds (cost: $30,786,000)		30,304

Convertible bonds & notes 0.04%	Principal amount (000)
Consumer discretionary 0.04%
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$392	501

Total convertible bonds & notes (cost: $394,000)		501

Bonds, notes & other debt instruments 15.01%
U.S. Treasury bonds & notes 9.30%
U.S. Treasury 6.57%
U.S. Treasury 0.125% 2022	4,875	4,873
U.S. Treasury 0.125% 2022	3,750	3,750
U.S. Treasury 0.125% 2022	1,625	1,620
U.S. Treasury 0.125% 2023	2,200	2,193
U.S. Treasury 0.125% 2023	1,025	1,021
U.S. Treasury 0.375% 2023	875	870
U.S. Treasury 0.625% 2024	11,900	11,806
U.S. Treasury 0.75% 2024	5,965	5,933
U.S. Treasury 0.375% 2025	507	496
U.S. Treasury 0.75% 2026	4,903	4,808
U.S. Treasury 0.75% 2026	3,850	3,773

American Funds Insurance Series	115

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.75% 2026	$1		$1
U.S. Treasury 0.875% 2026	2,940		2,889
U.S. Treasury 1.125% 2026	8,270		8,220
U.S. Treasury 1.25% 2026	1,000		1,000
U.S. Treasury 1.875% 2026	6,300		6,480
U.S. Treasury 2.00% 2026[5]	2,800		2,899
U.S. Treasury 0.50% 2027	2,900		2,783
U.S. Treasury 1.25% 2028	1,350		1,339
U.S. Treasury 1.375% 2031	967		955
U.S. Treasury 1.125% 2040[5]	2,400		2,105
U.S. Treasury 1.875% 2051	505		502
U.S. Treasury 2.00% 2051	4,619		4,714
U.S. Treasury 2.375% 2051[5]	197		217
			75,247

U.S. Treasury inflation-protected securities 2.73%
U.S. Treasury Inflation-Protected Security 0.125% 2023[6]	2,685		2,775
U.S. Treasury Inflation-Protected Security 0.375% 2023[6]	1,687		1,775
U.S. Treasury Inflation-Protected Security 0.625% 2023[6]	3,155		3,301
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	4,872		5,199
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	4,282		4,577
U.S. Treasury Inflation-Protected Security 0.50% 2024[6]	574		612
U.S. Treasury Inflation-Protected Security 0.625% 2024[6]	2,264		2,413
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	1,178		1,261
U.S. Treasury Inflation-Protected Security 0.125% 2025[6]	213		230
U.S. Treasury Inflation-Protected Security 0.25% 2025[6]	501		537
U.S. Treasury Inflation-Protected Security 0.375% 2025[6]	350		380
U.S. Treasury Inflation-Protected Security 0.125% 2026[6]	1,524		1,645
U.S. Treasury Inflation-Protected Security 0.125% 2030[6]	1,988		2,210
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	1,700		1,903
U.S. Treasury Inflation-Protected Security 0.125% 2031[6]	129		145
U.S. Treasury Inflation-Protected Security 0.125% 2051[6]	1,885		2,233
			31,196

Total U.S. Treasury bonds & notes			106,443

Mortgage-backed obligations 3.13%
Federal agency mortgage-backed obligations 2.39%
Fannie Mae Pool #695412 5.00% 2033[7]	—	[8]	—	[8]
Fannie Mae Pool #AD3566 5.00% 2035[7]	2		2
Fannie Mae Pool #AC0794 5.00% 2039[7]	5		6
Fannie Mae Pool #931768 5.00% 2039[7]	1		2
Fannie Mae Pool #AE0311 3.50% 2040[7]	11		12
Fannie Mae Pool #932606 5.00% 2040[7]	4		5
Fannie Mae Pool #AJ1873 4.00% 2041[7]	7		8
Fannie Mae Pool #AE1248 5.00% 2041[7]	10		11
Fannie Mae Pool #AE1274 5.00% 2041[7]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[7]	5		5
Fannie Mae Pool #AE1283 5.00% 2041[7]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[7]	5		6
Fannie Mae Pool #AT3954 3.50% 2043[7]	3		3
Fannie Mae Pool #AT0300 3.50% 2043[7]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[7]	2		2
Fannie Mae Pool #AW8240 3.50% 2044[7]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[7]	50		54
Fannie Mae Pool #BH3122 4.00% 2047[7]	1		1
Fannie Mae Pool #BK6840 4.00% 2048[7]	31		34
Fannie Mae Pool #BK5232 4.00% 2048[7]	23		25
Fannie Mae Pool #BK9743 4.00% 2048[7]	9		10
Fannie Mae Pool #CA2804 4.50% 2048[7]	269		288
Fannie Mae Pool #BK9761 4.50% 2048[7]	5		6

116	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA5540 3.00% 2050[7]	$3,858		$4,057
Fannie Mae Pool #BF0497 3.00% 2060[7]	382		403
Freddie Mac Pool #Q15874 4.00% 2043[7]	2		2
Freddie Mac Pool #G67711 4.00% 2048[7]	292		320
Freddie Mac Pool #Q56599 4.00% 2048[7]	37		41
Freddie Mac Pool #Q56175 4.00% 2048[7]	25		28
Freddie Mac Pool #Q55971 4.00% 2048[7]	25		27
Freddie Mac Pool #Q56576 4.00% 2048[7]	22		24
Freddie Mac Pool #Q55970 4.00% 2048[7]	12		14
Freddie Mac Pool #Q58411 4.50% 2048[7]	73		80
Freddie Mac Pool #Q58436 4.50% 2048[7]	33		36
Freddie Mac Pool #Q58378 4.50% 2048[7]	26		29
Freddie Mac Pool #Q57242 4.50% 2048[7]	23		26
Freddie Mac Pool #ZT1704 4.50% 2049[7]	1,581		1,733
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	291		300
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[7,9]	287		296
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	136		140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[7,9]	113		119
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	94		100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	25		26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	1,146		1,212
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	779		812
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	514		534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	24		24
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	12		12
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	1,123		1,158
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	1,610		1,668
Government National Mortgage Assn. 2.50% 2052[7,10]	2,106		2,157
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	663		701
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	75		79
Government National Mortgage Assn. Pool #694836 5.636% 2059[7]	1		1
Government National Mortgage Assn. Pool #765152 4.14% 2061[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #766525 4.70% 2062[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #725893 5.20% 2064[7]	—	[8]	—	[8]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[7]	1		1
Uniform Mortgage-Backed Security 2.50% 2037[7,10]	1,608		1,662
Uniform Mortgage-Backed Security 2.00% 2052[7,10]	1,630		1,618
Uniform Mortgage-Backed Security 2.00% 2052[7,10]	245		244
Uniform Mortgage-Backed Security 2.50% 2052[7,10]	96		97
Uniform Mortgage-Backed Security 2.50% 2052[7,10]	54		55
Uniform Mortgage-Backed Security 3.00% 2052[7,10]	1,595		1,652
Uniform Mortgage-Backed Security 3.50% 2052[7,10]	1,773		1,866
Uniform Mortgage-Backed Security 4.00% 2052[7,10]	2,925		3,111
Uniform Mortgage-Backed Security 4.50% 2052[7,10]	402		431
			27,391

American Funds Insurance Series	117

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.50%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,7,9]	$202	$201
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,7,9]	135	135
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,7,9]	177	177
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,7,9]	148	148
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,7,9]	21	21
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[1,7,9]	20	20
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,7,9]	290	291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[1,7,9]	16	16
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[1,7,9]	130	130
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,7,9]	163	163
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,7,9]	129	129
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,7,9]	91	90
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[1,7,11]	156	156
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.902% 2053[1,7,9]	175	175
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.002% 2053[1,7,9]	279	279
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[1,7,9]	202	202
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,7,9]	1,057	1,058
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,7,9]	523	523
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,7,9]	281	281
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,7,9]	133	133
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,7,9]	50	51
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,7,9]	59	60
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,7,9]	36	37
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,7,9]	71	73
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,7,9]	36	37
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,7]	584	583
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[1,7]	196	195
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[1,7,9]	246	246
ZH Trust, Series 2021-2, Class A, 2.349% 2027[1,7]	100	100
		5,710

Commercial mortgage-backed securities 0.24%
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[1,7,9]	100	100
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[1,7,9]	548	547
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[1,7,9]	266	266
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[1,7,9]	100	100
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[1,7,9]	174	173
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[1,7,9]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[1,7,9]	99	100
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.03% 2025[1,7,9]	231	231
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.26% 2038[1,7,9]	300	300
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[1,7,9]	179	179

118	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[1,7,9]	$100	$100
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.352% 2049[1,7,9]	150	148
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[1,7,9]	361	360
		2,704

Total mortgage-backed obligations		35,805

Corporate bonds, notes & loans 1.93%
Energy 0.41%
Apache Corp. 4.25% 2030	385	418
Baker Hughes, a GE Co. 2.061% 2026	8	8
BP Capital Markets America, Inc. 3.633% 2030	360	398
Cenovus Energy, Inc. 5.40% 2047	75	94
Cheniere Energy, Inc. 3.70% 2029	201	215
Enbridge Energy Partners LP 7.375% 2045	29	45
Energy Transfer Operating LP 5.00% 2050	341	393
Energy Transfer Partners LP 5.30% 2047	29	34
Energy Transfer Partners LP 6.00% 2048	51	64
Energy Transfer Partners LP 6.25% 2049	93	122
EQT Corp. 5.00% 2029	35	39
EQT Corp. 3.625% 2031[1]	20	21
Equinor ASA 2.375% 2030	365	371
Exxon Mobil Corp. 2.995% 2039	200	203
MPLX LP 5.50% 2049	625	800
New Fortress Energy, Inc. 6.50% 2026[1]	80	79
NGL Energy Operating LLC 7.50% 2026[1]	80	83
ONEOK, Inc. 3.10% 2030	42	43
ONEOK, Inc. 4.95% 2047	51	59
ONEOK, Inc. 7.15% 2051	97	140
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	144
Petróleos Mexicanos 6.50% 2029	20	21
Petróleos Mexicanos 7.69% 2050	75	73
Sabine Pass Liquefaction, LLC 4.50% 2030	197	222
Shell International Finance BV 2.00% 2024	420	431
TransCanada PipeLines, Ltd. 5.10% 2049	150	198
		4,718

Health care 0.34%
AbbVie, Inc. 4.25% 2049	92	111
AstraZeneca PLC 3.375% 2025	200	215
AstraZeneca PLC 3.00% 2051	11	11
Centene Corp. 4.625% 2029	530	572
Centene Corp. 3.375% 2030	179	183
Centene Corp. 2.625% 2031	40	39
Merck & Co., Inc. 1.70% 2027	118	119
Merck & Co., Inc. 3.40% 2029	110	120
Merck & Co., Inc. 2.15% 2031	168	169
Pfizer, Inc. 2.70% 2050	425	429
Tenet Healthcare Corp. 7.50% 2025[1]	325	342
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	734
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	612
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	254
		3,910

American Funds Insurance Series	119

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.32%
Bayerische Motoren Werke AG 4.15% 2030[1]	$290	$329
Daimler Trucks Finance North America, LLC 1.125% 2023[1]	495	495
Daimler Trucks Finance North America, LLC 1.625% 2024[1]	175	176
Daimler Trucks Finance North America, LLC 2.375% 2028[1]	150	151
Daimler Trucks Finance North America, LLC 2.50% 2031[1]	150	150
General Motors Company 5.95% 2049	90	124
Grand Canyon University 4.125% 2024	200	205
Marriott International, Inc. 2.85% 2031	50	50
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	250	274
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	325	364
Toyota Motor Credit Corp. 2.15% 2022	505	511
Toyota Motor Credit Corp. 2.60% 2022	856	856
		3,685

Communication services 0.23%
AT&T, Inc. 3.50% 2041	75	77
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	360	364
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	175	173
SBA Tower Trust 1.631% 2026[1]	253	249
Sprint Corp. 6.875% 2028	325	412
Sprint Corp. 8.75% 2032	275	413
T-Mobile US, Inc. 3.875% 2030	625	684
Verizon Communications, Inc. 2.355% 2032[1]	126	124
Walt Disney Company 4.625% 2040	120	149
		2,645

Utilities 0.16%
AEP Transmission Co., LLC 3.80% 2049	45	51
Edison International 4.125% 2028	132	139
FirstEnergy Corp. 2.25% 2030	107	103
FirstEnergy Corp. 2.65% 2030	493	488
Pacific Gas and Electric Co. 2.95% 2026	97	99
Pacific Gas and Electric Co. 3.75% 2028	105	109
Pacific Gas and Electric Co. 4.65% 2028	284	310
Pacific Gas and Electric Co. 2.50% 2031	375	358
Southern California Edison Co., Series C, 3.60% 2045	206	212
		1,869

Information technology 0.13%
Broadcom, Inc. 5.00% 2030	420	490
Broadcom, Inc. 3.75% 2051[1]	91	95
Lenovo Group, Ltd. 5.875% 2025	400	441
Oracle Corp. 2.875% 2031	140	141
Oracle Corp. 3.60% 2050	150	147
ServiceNow, Inc. 1.40% 2030	130	121
		1,435

Industrials 0.12%
Boeing Company 2.70% 2022	300	302
Boeing Company 2.75% 2026	91	94
Boeing Company 5.15% 2030	284	331
Boeing Company 5.805% 2050	95	129
Canadian Pacific Railway, Ltd. 2.45% 2031	76	77
Canadian Pacific Railway, Ltd. 3.10% 2051	69	71
CSX Corp. 4.75% 2048	50	65
Masco Corp. 3.125% 2051	10	10
Norfolk Southern Corp. 3.00% 2022	224	224
		1,303

120	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials 0.09%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	$150	$153
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	231	221
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[11]	75	76
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	227	219
Navient Corp. 5.00% 2027	150	153
New York Life Global Funding 3.00% 2028[1]	150	160
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[11]	38	39
		1,021

Consumer staples 0.08%
7-Eleven, Inc. 0.80% 2024[1]	50	49
7-Eleven, Inc. 0.95% 2026[1]	60	58
7-Eleven, Inc. 1.30% 2028[1]	45	43
7-Eleven, Inc. 1.80% 2031[1]	325	308
Altria Group, Inc. 3.70% 2051	25	23
British American Tobacco PLC 4.54% 2047	73	77
British American Tobacco PLC 4.758% 2049	130	140
Kraft Heinz Company 3.00% 2026	93	97
Kraft Heinz Company 5.50% 2050	75	102
		897

Materials 0.03%
Dow Chemical Co. 3.60% 2050	75	82
International Flavors & Fragrances, Inc. 1.832% 2027[1]	100	98
LYB International Finance III, LLC 4.20% 2050	49	57
LYB International Finance III, LLC 3.625% 2051	102	108
		345

Real estate 0.02%
Equinix, Inc. 1.55% 2028	25	24
Equinix, Inc. 3.20% 2029	144	152
Equinix, Inc. 2.50% 2031	47	47
		223

Total corporate bonds, notes & loans		22,051

Asset-backed obligations 0.56%
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[1,7]	197	200
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[1,7]	100	104
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,7]	359	356
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,7]	91	89
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[1,7]	92	92
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[1,7]	92	92
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,7]	323	317
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[1,7]	44	44
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[1,7]	604	606
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[1,7]	94	94
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[1,7]	153	164
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,7]	247	245
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[1,7]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,7]	268	265
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[1,7]	100	99
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[1,7]	100	100
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,7]	63	62
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,7]	183	180
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[1,7,9]	289	290
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,7]	276	272

American Funds Insurance Series	121

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,7]	$554	$547
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,7]	935	918
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[1,7]	100	100
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,7]	100	100
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[1,7]	100	99
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,7,9]	187	187
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,7]	99	96
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[1,7]	236	234
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,7,9]	335	329
		6,380

Bonds & notes of governments & government agencies outside the U.S. 0.07%
Peru (Republic of) 2.783% 2031	190	190
Portuguese Republic 5.125% 2024	18	20
Qatar (State of) 4.50% 2028	200	230
Saudi Arabia (Kingdom of) 3.625% 2028	200	218
United Mexican States 3.25% 2030	200	205
		863

Municipals 0.02%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	15

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	260

Total municipals		275

Total bonds, notes & other debt instruments (cost: $170,013,000)		171,817

Short-term securities 4.11%	Shares
Money market investments 3.75%
Capital Group Central Cash Fund 0.09%[4,12]	428,875	42,892

Money market investments purchased with collateral from securities on loan 0.36%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[12,13]	2,071,892	2,072
Capital Group Central Cash Fund 0.09%[4,12,13]	19,536	1,954
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[12,13]	139,561	139
		4,165

Total short-term securities (cost: $47,054,000)		47,057
Total investment securities 101.31% (cost: $923,566,000)		1,159,541
Other assets less liabilities (1.31)%		(15,014)

Net assets 100.00%		$1,144,527

122	American Funds Insurance Series

Capital Income Builder (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	94	September 2022	$23,311	$(47)
2 Year U.S. Treasury Note Futures	Short	38	March 2022	(8,291)	2
5 Year U.S. Treasury Note Futures	Long	73	March 2022	8,831	43
10 Year U.S. Treasury Note Futures	Long	27	March 2022	3,523	37
10 Year Ultra U.S. Treasury Note Futures	Short	22	March 2022	(3,222)	(45)
20 Year U.S. Treasury Bond Futures	Long	4	March 2022	642	6
30 Year Ultra U.S. Treasury Bond Futures	Long	61	March 2022	12,025	236
					$232

Forward currency contracts

						Unrealized
Contract amount						appreciation
Currency purchased		Currency sold			Settlement	at 12/31/2021
(000)		(000)		Counterparty	date	(000)
MXN	2,000	USD	95	JPMorgan Chase	1/20/2022	$2

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Upfront	Unrealized
						Value at	premium	appreciation
	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	Quarterly	0.337%	Semi-annual	5/18/2025	$18,500	$541	$ —	$541
3-month USD-LIBOR	Quarterly	0.5935%	Semi-annual	5/18/2030	7,200	529	—	529
3-month USD-LIBOR	Quarterly	0.807%	Semi-annual	5/18/2050	1,800	381	—	381
							$ —	$1,451

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 12/31/2021 (000)
5.00%	Quarterly	CDX.NA.HY.37	12/20/2026	$2,975	$272	$286	$(14)

American Funds Insurance Series	123

Capital Income Builder (continued)

Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Investment funds 2.65%
Capital Group Central Corporate Bond Fund	$—	$31,111	$321	$(3)	$(483)	$30,304	$381		$270
Short-term securities 3.92%
Money market investments 3.75%
Capital Group Central Cash Fund 0.09%[12]	56,762	229,039	242,907	(5)	3	42,892	41		—
Money market investments purchased with collateral from securities on loan 0.17%
Capital Group Central Cash Fund 0.09%[12,13]	—	1,95414				1,954	—	[15]	—
Total short-term securities						44,846
Total 6.57%				$(8)	$(480)	$75,150	$422		$270

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,442,000, which represented 1.96% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,084,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Security did not produce income during the last 12 months.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,515,000, which represented .13% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]	Rate represents the seven-day yield at 12/31/2021.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Represents net activity. Refer to Note 5 for more information on securities lending.
[15]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

124	American Funds Insurance Series

Asset Allocation Fund

Investment portfolio December 31, 2021

Common stocks 71.88%	Shares	Value (000)
Information technology 17.18%
Microsoft Corp.	4,562,561	$1,534,480
Broadcom, Inc.	1,676,447	1,115,525
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,111,700	614,989
ASML Holding NV (New York registered) (ADR)	695,900	554,034
MKS Instruments, Inc.	1,700,000	296,089
NVIDIA Corp.	665,393	195,699
VeriSign, Inc.[1]	700,000	177,674
Concentrix Corp.	949,617	169,620
Shopify, Inc., Class A, subordinate voting shares[1]	89,000	122,588
RingCentral, Inc., Class A1	648,389	121,476
MicroStrategy, Inc., Class A1,2	203,897	111,020
Okta, Inc., Class A1	174,680	39,158
Mastercard, Inc., Class A	103,700	37,261
DocuSign, Inc.[1]	242,000	36,859
Paychex, Inc.	240,000	32,760
Apple, Inc.	150,000	26,635
GoDaddy, Inc., Class A1	281,000	23,846
Applied Materials, Inc.	135,000	21,244
KLA Corp.	49,000	21,075
PayPal Holdings, Inc.[1]	70,000	13,201
Adobe, Inc.[1]	15,500	8,789
		5,274,022

Financials 11.74%
First Republic Bank	1,480,000	305,635
Capital One Financial Corp.	1,750,000	253,907
JPMorgan Chase & Co.	1,505,000	238,317
CME Group, Inc., Class A	977,200	223,251
Synchrony Financial	4,750,000	220,352
Bank of America Corp.	4,750,000	211,327
Apollo Asset Management, Inc.	2,769,732	200,612
Chubb, Ltd.	1,000,000	193,310
KKR & Co., Inc.	2,277,000	169,636
Blackstone, Inc., nonvoting shares	1,192,091	154,245
Toronto-Dominion Bank (CAD denominated)	1,996,383	153,057
Intercontinental Exchange, Inc.	1,076,000	147,164
Western Alliance Bancorporation	1,182,849	127,334
Nasdaq, Inc.	557,500	117,081
Signature Bank[1]	271,435	87,801
Webster Financial Corp.	1,478,124	82,538
Ares Management Corp., Class A	1,015,403	82,522
EQT AB	1,446,647	78,927
Brookfield Asset Management, Inc., Class A	1,260,000	76,079
Citigroup, Inc.	1,200,000	72,468
SLM Corp.	2,960,000	58,223
BlackRock, Inc.	62,000	56,765
S&P Global, Inc.	118,700	56,018
Antin Infrastructure Partners SA1	1,243,300	48,835
Citizens Financial Group, Inc.	940,000	44,415
Bridgepoint Group PLC[1]	5,809,554	38,767
Aon PLC, Class A	87,000	26,149
Blue Owl Capital, Inc., Class A	1,205,000	17,967
The Bank of N.T. Butterfield & Son, Ltd.	421,585	16,067
OneMain Holdings, Inc.[1]	300,000	15,012
Progressive Corp.	105,000	10,778
Hong Kong Exchanges and Clearing, Ltd.	170,000	9,928
Islandsbanki hf.[1]	9,555,235	9,301
Jonah Energy Parent LLC[1,3,4]	32,117	1,375
		3,605,163

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care 9.15%
UnitedHealth Group, Inc.	1,311,800	$658,707
Johnson & Johnson	2,750,000	470,443
Cigna Corp.	1,100,000	252,593
Humana, Inc.	522,000	242,135
Abbott Laboratories	1,400,000	197,036
CVS Health Corp.	1,638,000	168,976
Vertex Pharmaceuticals, Inc.[1]	567,500	124,623
Eli Lilly and Company	431,969	119,318
Gilead Sciences, Inc.	1,600,000	116,176
Daiichi Sankyo Company, Ltd.	3,873,900	98,506
Regeneron Pharmaceuticals, Inc.[1]	150,000	94,728
Thermo Fisher Scientific, Inc.	116,000	77,400
IDEXX Laboratories, Inc.[1]	94,102	61,962
AbCellera Biologics, Inc.[1]	2,345,741	33,544
Rotech Healthcare, Inc.[1,3,4,5]	184,138	19,887
Ultragenyx Pharmaceutical, Inc.[1]	217,400	18,281
Centene Corp.[1]	190,000	15,656
Viatris, Inc.	1,121,937	15,180
Oak Street Health, Inc.[1,2]	311,768	10,332
NuCana PLC (ADR)[1,2,6]	2,977,153	7,086
Pfizer, Inc.	102,973	6,081
		2,808,650

Consumer discretionary 8.58%
Home Depot, Inc.	1,281,200	531,711
Amazon.com, Inc.[1]	158,460	528,360
Aramark	11,000,000	405,350
General Motors Company[1]	3,750,000	219,862
Dollar General Corp.	927,387	218,706
LVMH Moët Hennessy-Louis Vuitton SE	256,896	212,630
Lear Corp.	600,000	109,770
Etsy, Inc.[1]	418,825	91,698
Booking Holdings, Inc.[1]	32,700	78,455
Royal Caribbean Cruises, Ltd.[1]	1,014,324	78,001
Caesars Entertainment, Inc.[1]	828,892	77,526
Xpeng, Inc., Class A (ADR)[1]	703,800	35,422
Darden Restaurants, Inc.	142,000	21,391
Dr. Martens PLC[1]	2,375,000	13,759
Chipotle Mexican Grill, Inc.[1]	5,800	10,140
		2,632,781

Communication services 6.76%
Meta Platforms, Inc., Class A1	1,966,385	661,394
Alphabet, Inc., Class C1	183,643	531,388
Alphabet, Inc., Class A1	8,450	24,480
Charter Communications, Inc., Class A1	721,000	470,070
Comcast Corp., Class A	3,307,000	166,441
Netflix, Inc.[1]	241,500	145,489
Activision Blizzard, Inc.	1,075,500	71,553
Electronic Arts, Inc.	35,000	4,616
		2,075,431

Consumer staples 5.75%
Philip Morris International, Inc.	8,467,421	804,405
Nestlé SA	2,500,000	349,649
Altria Group, Inc.	4,072,000	192,972
Archer Daniels Midland Company	2,000,000	135,180
British American Tobacco PLC (ADR)	1,927,543	72,109
British American Tobacco PLC	1,390,000	51,429
Mondelez International, Inc.	1,200,000	79,572

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Avenue Supermarts, Ltd.[1]	970,539	$60,991
Costco Wholesale Corp.	26,000	14,760
Estée Lauder Companies, Inc., Class A	13,700	5,072
		1,766,139

Industrials 4.38%
Northrop Grumman Corp.	903,553	349,738
CSX Corp.	6,455,369	242,722
Lockheed Martin Corp.	595,000	211,469
L3Harris Technologies, Inc.	971,000	207,056
Storskogen Group AB, Class B1	19,218,526	129,631
Waste Management, Inc.	249,000	41,558
Boeing Company[1]	183,000	36,842
Raytheon Technologies Corp.	395,000	33,994
Cintas Corp.	60,000	26,590
AMETEK, Inc.	140,000	20,586
New AMI I, LLC[1,3,4]	1,588,250	12,007
Copart, Inc.[1]	75,000	11,371
Chart Industries, Inc.[1]	68,000	10,845
Air Lease Corp., Class A	220,000	9,731
		1,344,140

Materials 3.46%
Dow, Inc.	3,500,000	198,520
Vale SA, ordinary nominative shares	10,893,465	152,469
LyondellBasell Industries NV	1,250,000	115,287
Nucor Corp.	1,000,000	114,150
Royal Gold, Inc.	845,000	88,902
First Quantum Minerals, Ltd.	3,580,000	85,669
Rio Tinto PLC	1,250,000	82,770
Newmont Corp.	900,000	55,818
Franco-Nevada Corp.	347,089	48,002
Wheaton Precious Metals Corp.	970,000	41,642
Allegheny Technologies, Inc.[1]	2,589,437	41,250
Air Products and Chemicals, Inc.	84,000	25,558
Sherwin-Williams Company	37,000	13,030
		1,063,067

Real estate 2.24%
MGM Growth Properties LLC REIT, Class A	4,216,800	172,256
VICI Properties, Inc. REIT	5,165,000	155,518
Gaming and Leisure Properties, Inc. REIT	2,595,400	126,292
Alexandria Real Estate Equities, Inc. REIT	399,000	88,961
American Tower Corp. REIT	183,000	53,528
STORE Capital Corp. REIT	1,370,000	47,128
Crown Castle International Corp. REIT	166,000	34,651
Equinix, Inc. REIT	12,700	10,742
		689,076

Energy 1.79%
Canadian Natural Resources, Ltd. (CAD denominated)	7,210,100	304,660
Pioneer Natural Resources Company	827,000	150,415
Chevron Corp.	270,000	31,685
ConocoPhillips	402,000	29,016
Equitrans Midstream Corp.	1,060,000	10,960
Chesapeake Energy Corp.	130,681	8,432
Euronav NV	750,000	6,668
Scorpio Tankers, Inc.	345,000	4,419
Civitas Resources, Inc.	55,144	2,700

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Diamond Offshore Drilling, Inc.[1]	247,104	$1,050
Diamond Offshore Drilling, Inc.[1,3,7]	86,354	338
McDermott International, Ltd.[1]	40,219	16
		550,359

Utilities 0.85%
Enel SpA	26,980,000	216,430
Exelon Corp.	416,000	24,028
Evergy, Inc.	298,000	20,446
		260,904

Total common stocks (cost: $12,488,113,000)		22,069,732

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,3,4,7]	450	317

Total preferred securities (cost: $466,000)		317

Rights & warrants 0.00%
Energy 0.00%
Chesapeake Energy Corp., Class C, warrants, expire 2026[1]	1,480	48
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,3,4]	4,392	—	[8]

Total rights & warrants (cost: $446,000)		48

Convertible stocks 0.16%
Health care 0.16%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[3,4,5]	50,000	50,000

Total convertible stocks (cost: $50,000,000)		50,000

Investment funds 5.27%
Capital Group Central Corporate Bond Fund[6]	162,866,206	1,617,261

Total investment funds (cost: $1,643,007,000)		1,617,261

Bonds, notes & other debt instruments 20.82%	Principal amount (000)
U.S. Treasury bonds & notes 8.03% U.S. Treasury 6.12%
U.S. Treasury 0.125% 2022	$83,545	83,516
U.S. Treasury 0.125% 2022	10,000	10,000
U.S. Treasury 1.375% 2022	5,000	5,005
U.S. Treasury 1.375% 2022	280	282
U.S. Treasury 1.50% 2022	9,407	9,488
U.S. Treasury 1.625% 2022	94	95
U.S. Treasury 1.875% 2022	80,000	80,226
U.S. Treasury 0.125% 2023	44,825	44,651
U.S. Treasury 0.125% 2023	3,425	3,396
U.S. Treasury 0.25% 2023	7,232	7,198
U.S. Treasury 0.25% 2023	1,229	1,221
U.S. Treasury 0.375% 2023	100,089	99,524
U.S. Treasury 2.25% 2023	5,000	5,150
U.S. Treasury 2.375% 2023	5,000	5,104
U.S. Treasury 2.75% 2023	15,000	15,440
U.S. Treasury 0.25% 2024	15,000	14,827
U.S. Treasury 0.375% 2024	40,000	39,443
U.S. Treasury 1.50% 2024	22,500	22,856

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.50% 2024	$907	$921
U.S. Treasury 2.125% 2024	5,000	5,148
U.S. Treasury 2.25% 2024	5,000	5,154
U.S. Treasury 2.375% 2024	70,000	72,705
U.S. Treasury 2.50% 2024	225,000	233,056
U.S. Treasury 2.50% 2024	700	727
U.S. Treasury 0.25% 2025	43,812	42,630
U.S. Treasury 2.50% 2025	3,500	3,660
U.S. Treasury 2.75% 2025	3,229	3,414
U.S. Treasury 3.00% 2025	10,000	10,697
U.S. Treasury 0.375% 2026	75,000	72,604
U.S. Treasury 0.50% 2026	53,869	52,358
U.S. Treasury 0.75% 2026	49,333	48,377
U.S. Treasury 0.75% 2026	52	51
U.S. Treasury 0.875% 2026	565	555
U.S. Treasury 1.125% 2026	471	468
U.S. Treasury 1.50% 2026	500	506
U.S. Treasury 1.625% 2026	60,000	61,057
U.S. Treasury 1.625% 2026	27,000	27,475
U.S. Treasury 1.625% 2026	7,000	7,124
U.S. Treasury 1.625% 2026	1,500	1,526
U.S. Treasury 0.50% 2027	36,300	34,747
U.S. Treasury 0.50% 2027	20,000	19,158
U.S. Treasury 0.625% 2027	7,109	6,805
U.S. Treasury 1.125% 2027	762	757
U.S. Treasury 2.25% 2027	78,250	82,027
U.S. Treasury 2.375% 2027	880	929
U.S. Treasury 1.25% 2028	3,142	3,107
U.S. Treasury 1.50% 2028	50,000	50,222
U.S. Treasury 2.875% 2028	5,217	5,687
U.S. Treasury 0.625% 2030	20,225	18,916
U.S. Treasury 0.875% 2030	6,640	6,315
U.S. Treasury 1.50% 2030	36,651	36,853
U.S. Treasury 1.375% 2031	92,870	91,716
U.S. Treasury 1.125% 2040	62,775	55,060
U.S. Treasury 1.375% 2040	52,695	48,026
U.S. Treasury 1.75% 2041	47,854	46,388
U.S. Treasury 2.50% 2046	3,755	4,155
U.S. Treasury 3.00% 2047	9,355	11,371
U.S. Treasury 3.00% 2048	336	411
U.S. Treasury 2.25% 2049	15,000	16,082
U.S. Treasury 2.375% 2049[9]	75,000	82,554
U.S. Treasury 1.375% 2050	12,500	10,974
U.S. Treasury 2.00% 2050	13,825	14,070
U.S. Treasury 2.00% 2051[9]	127,770	130,415
U.S. Treasury 2.375% 2051[9]	4,757	5,264
		1,879,644

U.S. Treasury inflation-protected securities 1.91%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	91,610	97,916
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	92,898	98,989
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,622	26,360
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	3,623	3,910
U.S. Treasury Inflation-Protected Security 0.375% 2025[10]	4,314	4,694
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	40,436	43,661
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	7,589	8,260
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	19,278	22,117
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	21,732	25,171
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,943	27,721

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	$41,268	$46,389
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	25,122	28,129
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	108,876	154,595
		587,912

Total U.S. Treasury bonds & notes		2,467,556

Corporate bonds, notes & loans 6.48%
Financials 1.17%
ACE INA Holdings, Inc. 2.875% 2022	3,880	3,940
ACE INA Holdings, Inc. 3.35% 2026	880	944
ACE INA Holdings, Inc. 4.35% 2045	400	496
Advisor Group Holdings, LLC 6.25% 2028[7]	4,255	4,421
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	5,457	5,505
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	4,501	4,568
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	2,838	2,894
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	1,781	1,815
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,970	2,056
AG Merger Sub II, Inc. 10.75% 2027[7]	2,420	2,690
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[7]	2,100	2,102
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[7]	2,295	2,338
Ally Financial, Inc. 8.00% 2031	3,000	4,128
American International Group, Inc. 2.50% 2025	15,800	16,304
American International Group, Inc. 4.20% 2028	565	631
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,485
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,180
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,451
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,554
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,505
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	1,500	1,437
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	959
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	5,000	4,921
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[11]	1,953	1,964
Bank of Nova Scotia 1.625% 2023	5,000	5,058
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	7,992
Berkshire Hathaway Finance Corp. 4.25% 2049	550	677
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,649
Berkshire Hathaway, Inc. 3.125% 2026	500	534
BNP Paribas 3.375% 2025[7]	3,225	3,388
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,11]	2,400	2,355
Castlelake Aviation Finance DAC 5.00% 2027[7]	3,370	3,348
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,383
CME Group, Inc. 3.75% 2028	3,425	3,813
Coinbase Global, Inc. 3.375% 2028[7]	2,300	2,152
Coinbase Global, Inc. 3.625% 2031[7]	1,900	1,751
Commonwealth Bank of Australia 3.35% 2024	1,225	1,291
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,054
Commonwealth Bank of Australia 2.688% 2031[7]	4,575	4,504
Compass Diversified Holdings 5.25% 2029[7]	640	672
Compass Diversified Holdings 5.00% 2032[7]	715	734
Crédit Agricole SA 4.375% 2025[7]	850	914
Credit Suisse Group AG 3.80% 2023	1,625	1,684
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	857
Danske Bank AS 2.70% 2022[7]	1,000	1,004
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[3,4,12,13]	816	773
Digital Currency Group, Inc., Term Loan, 8.75% 2026[3,4,12]	1,089	1,031
FS Energy and Power Fund 7.50% 2023[7]	1,995	2,083
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[11]	5,000	4,980

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	$3,425	$3,339
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	4,396	4,379
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	425
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,069
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,078
Groupe BPCE SA 2.75% 2023[7]	600	613
Groupe BPCE SA 5.70% 2023[7]	2,250	2,420
Groupe BPCE SA 5.15% 2024[7]	3,710	4,020
Groupe BPCE SA 1.00% 2026[7]	3,000	2,905
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,170
Hightower Holding, LLC 6.75% 2029[7]	430	442
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,507
HSBC Holdings PLC 4.25% 2024	3,000	3,170
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	641
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	3,000	3,022
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,629
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,220
Icahn Enterprises Finance Corp. 4.375% 2029	2,200	2,148
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,196
Intesa Sanpaolo SpA 3.375% 2023[7]	750	767
Intesa Sanpaolo SpA 3.25% 2024[7]	750	781
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,855
Intesa Sanpaolo SpA 3.875% 2027[7]	300	319
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,884
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,144
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	5,325	5,569
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,224
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,786
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	762
Lloyds Banking Group PLC 4.05% 2023	2,000	2,096
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	788
Lloyds Banking Group PLC 4.375% 2028	2,150	2,414
LPL Holdings, Inc. 4.625% 2027[7]	2,700	2,798
LPL Holdings, Inc. 4.375% 2031[7]	1,805	1,849
Marsh & McLennan Companies, Inc. 3.875% 2024	820	868
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,945
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,074
MGIC Investment Corp. 5.25% 2028	1,175	1,235
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,670
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	310
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[11]	5,977	5,933
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,655
Morgan Stanley 3.125% 2026	325	345
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,259
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,048
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[11]	2,421	2,421
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	898
MSCI, Inc. 3.625% 2031[7]	2,225	2,312
MSCI, Inc. 3.25% 2033[7]	1,350	1,367
Navient Corp. 5.50% 2023	7,515	7,836
Navient Corp. 7.25% 2023	435	469
Navient Corp. 5.875% 2024	1,005	1,073
Navient Corp. 6.125% 2024	8,030	8,570
Navient Corp. 5.50% 2029	3,290	3,287
New York Life Global Funding 2.35% 2026[7]	590	610
Owl Rock Capital Corp. 3.75% 2025	2,874	2,980
Owl Rock Capital Corp. 4.00% 2025	102	106

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Owl Rock Capital Corp. 3.375% 2026	$1,290	$1,312
Owl Rock Capital Corp. II 4.625% 2024[7]	2,305	2,416
Owl Rock Capital Corp. III 3.125% 2027[7]	2,520	2,466
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,472
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,120
Power Financial Corp., Ltd. 5.25% 2028	383	430
Power Financial Corp., Ltd. 6.15% 2028	350	413
Power Financial Corp., Ltd. 4.50% 2029	554	592
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,256
Prudential Financial, Inc. 4.35% 2050	7,000	8,754
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,513
Rabobank Nederland 2.75% 2022	2,250	2,251
Rabobank Nederland 4.375% 2025	4,500	4,879
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	2,110	2,097
Royal Bank of Canada 1.15% 2025	4,711	4,674
Skandinaviska Enskilda Banken AB 2.80% 2022	700	703
Springleaf Finance Corp. 6.125% 2024	2,550	2,707
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,202
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,143
Toronto-Dominion Bank 2.65% 2024	625	649
Toronto-Dominion Bank 0.75% 2025	5,375	5,236
Toronto-Dominion Bank 1.25% 2026	4,000	3,933
Travelers Companies, Inc. 4.00% 2047	860	1,030
U.S. Bancorp 2.375% 2026	4,000	4,158
UBS Group AG 4.125% 2025[7]	2,750	2,972
UniCredit SpA 3.75% 2022[7]	5,725	5,769
UniCredit SpA 6.572% 2022[7]	475	476
UniCredit SpA 4.625% 2027[7]	625	686
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,124
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	759
Westpac Banking Corp. 2.75% 2023	1,750	1,788
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	3,000	3,065
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,243
Westpac Banking Corp. 2.963% 2040	1,500	1,474
		360,431

Energy 0.84%
Antero Midstream Partners LP 5.375% 2029[7]	2,170	2,293
Antero Resources Corp. 7.625% 2029[7]	1,634	1,816
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,002
Bonanza Creek Energy, Inc. 5.00% 2026[7]	480	485
BP Capital Markets America, Inc. 2.772% 2050	681	643
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,972
Canadian Natural Resources, Ltd. 2.05% 2025	961	971
Canadian Natural Resources, Ltd. 2.95% 2030	3,142	3,186
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,918
Cenovus Energy, Inc. 4.25% 2027	5,690	6,206
Cheniere Energy Partners LP 4.50% 2029	1,085	1,152
Cheniere Energy Partners LP 4.00% 2031	4,485	4,711
Cheniere Energy Partners LP 3.25% 2032[7]	998	1,010
Cheniere Energy, Inc. 4.625% 2028	4,645	4,949
Chesapeake Energy Corp. 4.875% 2022[14]	7,225	145
Chesapeake Energy Corp. 5.50% 2026[7]	685	722
Chesapeake Energy Corp. 5.875% 2029[7]	2,240	2,399
Chevron Corp. 1.995% 2027	2,631	2,672
Chevron USA, Inc. 1.018% 2027	2,850	2,747

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Midstream Partners LP 4.75% 2030[7]	$580	$579
CNX Resources Corp. 7.25% 2027[7]	1,725	1,832
CNX Resources Corp. 6.00% 2029[7]	1,475	1,536
Comstock Resources, Inc. 5.875% 2030[7]	450	462
Constellation Oil Services Holding SA 10.00% PIK 2024[7,14,15]	1,084	339
Continental Resources, Inc. 5.75% 2031[7]	1,430	1,686
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[7,13,15]	204	202
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[13,15]	185	183
Diamondback Energy, Inc. 4.40% 2051	3,896	4,476
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,750
Enbridge Energy Partners LP, Series B, 7.50% 2038	300	450
Enbridge, Inc. 4.00% 2023	278	290
Enbridge, Inc. 2.50% 2025	300	309
Enbridge, Inc. 3.70% 2027	62	67
Energy Transfer Operating LP 5.00% 2050	11,807	13,619
Energy Transfer Partners LP 4.50% 2024	1,210	1,283
Energy Transfer Partners LP 4.75% 2026	2,494	2,731
Energy Transfer Partners LP 5.25% 2029	757	868
Energy Transfer Partners LP 6.00% 2048	774	964
Energy Transfer Partners LP 6.25% 2049	757	991
Enterprise Products Operating LLC 4.90% 2046	500	606
EQM Midstream Partners LP 4.125% 2026	686	704
EQM Midstream Partners LP 6.50% 2027[7]	1,690	1,895
EQM Midstream Partners LP 5.50% 2028	2,588	2,831
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,732
EQT Corp. 6.625% 2025[11]	795	897
EQT Corp. 3.90% 2027	450	483
EQT Corp. 5.00% 2029	340	377
EQT Corp. 7.50% 2030[11]	1,110	1,428
EQT Corp. 3.625% 2031[7]	400	416
Equinor ASA 3.00% 2027	4,000	4,225
Equinor ASA 3.625% 2028	3,685	4,052
Exxon Mobil Corp. 2.019% 2024	643	659
Exxon Mobil Corp. 2.44% 2029	1,963	2,015
Genesis Energy, LP 6.50% 2025	3,572	3,531
Genesis Energy, LP 6.25% 2026	905	883
Genesis Energy, LP 8.00% 2027	2,690	2,775
Halliburton Company 3.80% 2025	16	17
Harvest Midstream I, LP 7.50% 2028[7]	850	911
Hess Midstream Operations LP 4.25% 2030[7]	960	954
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,247
Hilcorp Energy I, LP 6.00% 2031[7]	460	477
Kinder Morgan, Inc. 3.60% 2051	3,634	3,663
Marathon Oil Corp. 4.40% 2027	1,005	1,102
MPLX LP 4.125% 2027	500	547
MPLX LP 2.65% 2030	4,273	4,258
MPLX LP 4.50% 2038	750	841
MPLX LP 4.70% 2048	1,101	1,273
MPLX LP 5.50% 2049	4,491	5,749
New Fortress Energy, Inc. 6.50% 2026[7]	235	234
NGL Energy Operating LLC 7.50% 2026[7]	9,015	9,309
NGL Energy Partners LP 6.125% 2025	3,222	2,758
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,655
Oasis Petroleum, Inc. 6.375% 2026[7]	1,865	1,961
ONEOK, Inc. 5.85% 2026	2,469	2,834
ONEOK, Inc. 5.20% 2048	2,500	3,029
Parkland Corp. 4.625% 2030[7]	1,035	1,030
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,107
Petróleos Mexicanos 5.35% 2028	1,870	1,862
Phillips 66 Partners LP 3.55% 2026	160	170
Phillips 66 Partners LP 4.68% 2045	400	471

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Phillips 66 Partners LP 4.90% 2046	$275	$336
Pioneer Natural Resources Company 1.125% 2026	1,053	1,023
Pioneer Natural Resources Company 2.15% 2031	1,669	1,612
Plains All American Pipeline LP 3.80% 2030	113	118
Range Resources Corp. 4.875% 2025	565	584
Range Resources Corp. 8.25% 2029	520	581
Rockcliff Energy II LLC 5.50% 2029[7]	310	320
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,867
SA Global Sukuk, Ltd. 1.602% 2026[7]	13,915	13,717
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,862
Sabine Pass Liquefaction, LLC 4.50% 2030	4,044	4,566
Schlumberger BV 3.75% 2024[7]	495	520
Schlumberger BV 4.00% 2025[7]	70	75
Southwestern Energy Co. 7.75% 2027	2,450	2,645
Southwestern Energy Co. 8.375% 2028	395	441
Southwestern Energy Co. 5.375% 2029	1,355	1,435
Southwestern Energy Co. 5.375% 2030	1,945	2,087
Southwestern Energy Co. 4.75% 2032	960	1,013
Statoil ASA 3.25% 2024	2,850	3,005
Statoil ASA 4.25% 2041	2,000	2,412
Suncor Energy, Inc. 3.10% 2025	3,687	3,856
Suncor Energy, Inc. 3.75% 2051	142	153
Sunoco Logistics Operating Partners LP 5.40% 2047	650	764
Sunoco LP 4.50% 2029	1,050	1,068
Sunoco LP 4.50% 2030[7]	1,255	1,288
Targa Resources Partners LP 5.50% 2030	2,260	2,473
Targa Resources Partners LP 4.875% 2031	1,665	1,811
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,832
Teekay Offshore Partners LP 8.50% 2023[3,4,7]	3,550	3,231
Total SE 2.986% 2041	4,544	4,613
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,217
TransCanada PipeLines, Ltd. 4.10% 2030	1,821	2,033
TransCanada PipeLines, Ltd. 4.75% 2038	2,000	2,394
TransCanada PipeLines, Ltd. 4.875% 2048	700	892
Valero Energy Corp. 4.00% 2029	4,000	4,357
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	840	892
Weatherford International, Ltd. 11.00% 2024[7]	1,196	1,233
Weatherford International, Ltd. 6.50% 2028[7]	2,380	2,522
Weatherford International, Ltd. 8.625% 2030[7]	4,355	4,528
Western Gas Partners LP 4.50% 2028	4,468	4,873
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[11]	1,925	2,120
Williams Companies, Inc. 3.50% 2030	6,129	6,522
Williams Partners LP 4.30% 2024	85	90
		258,565

Health care 0.73%
Abbott Laboratories 3.75% 2026	1,811	2,003
AbbVie, Inc. 2.60% 2024	3,000	3,115
AbbVie, Inc. 3.80% 2025	206	219
AbbVie, Inc. 2.95% 2026	1,445	1,524
AdaptHealth, LLC 5.125% 2030[7]	830	846
AmerisourceBergen Corp. 0.737% 2023	2,918	2,911
Amgen, Inc. 2.20% 2027	2,429	2,488
Anthem, Inc. 2.375% 2025	818	844
AstraZeneca Finance LLC 1.20% 2026	3,786	3,741
AstraZeneca Finance LLC 1.75% 2028	1,871	1,862
AstraZeneca Finance LLC 2.25% 2031	146	147
AstraZeneca PLC 3.375% 2025	1,140	1,225
AstraZeneca PLC 3.00% 2051	573	602
Bausch Health Companies, Inc. 4.875% 2028[7]	2,125	2,171

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Bausch Health Companies, Inc. 5.00% 2028[7]	$1,735	$1,599
Bausch Health Companies, Inc. 5.25% 2031[7]	3,910	3,442
Baxter International, Inc. 1.322% 2024[7]	7,109	7,103
Baxter International, Inc. 1.915% 2027[7]	4,739	4,759
Baxter International, Inc. 2.272% 2028[7]	3,180	3,206
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,762
Becton, Dickinson and Company 3.363% 2024	198	207
Boston Scientific Corp. 3.45% 2024	715	748
Boston Scientific Corp. 3.85% 2025	1,780	1,915
Boston Scientific Corp. 3.75% 2026	645	694
Boston Scientific Corp. 4.00% 2029	1,550	1,723
Centene Corp. 4.25% 2027	565	590
Centene Corp. 2.45% 2028	1,325	1,307
Centene Corp. 4.625% 2029	4,785	5,169
Centene Corp. 3.00% 2030	5,865	5,972
Cigna Corp. 3.75% 2023	245	255
Cigna Corp. 4.80% 2038	2,692	3,317
CVS Health Corp. 4.30% 2028	588	660
DaVita, Inc. 4.625% 2030[7]	1,025	1,051
Eli Lilly and Company 3.375% 2029	1,353	1,492
Endo International PLC 5.75% 2022[7]	6,945	6,329
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	560	550
GlaxoSmithKline PLC 3.625% 2025	3,585	3,864
HCA, Inc. 5.375% 2025	515	567
HCA, Inc. 3.50% 2030	4,050	4,288
Jazz Securities DAC 4.375% 2029[7]	1,975	2,048
Medtronic, Inc. 3.50% 2025	467	498
Merck & Co., Inc. 1.90% 2028	2,611	2,625
Merck & Co., Inc. 2.15% 2031	2,309	2,317
Merck & Co., Inc. 2.75% 2051	1,103	1,094
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,012
Molina Healthcare, Inc. 3.875% 2032[7]	1,820	1,834
Novant Health, Inc. 3.168% 2051	3,750	3,945
Novartis Capital Corp. 1.75% 2025	1,250	1,268
Novartis Capital Corp. 2.00% 2027	2,386	2,426
Owens & Minor, Inc. 4.375% 2024	5,615	5,974
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,782
Par Pharmaceutical, Inc. 7.50% 2027[7]	7,828	8,011
Pfizer, Inc. 2.95% 2024	825	859
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[3,4,12,13,15]	4,649	4,649
Shire PLC 2.875% 2023	3,413	3,512
Summa Health 3.511% 2051	1,655	1,750
Tenet Healthcare Corp. 4.875% 2026[7]	13,225	13,604
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,096
Tenet Healthcare Corp. 4.375% 2030[7]	1,925	1,954
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,606
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,073
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	16,751
Teva Pharmaceutical Finance Co. BV 5.125% 2029	5,895	5,789
Teva Pharmaceutical Finance Co. BV 4.10% 2046	3,550	3,005
Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,239
Thermo Fisher Scientific, Inc. 2.00% 2031	5,159	5,088
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,584
UnitedHealth Group, Inc. 2.30% 2031	2,286	2,328
UnitedHealth Group, Inc. 3.05% 2041	3,875	4,061
UnitedHealth Group, Inc. 3.25% 2051	2,504	2,714
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	7,602	7,753
Zimmer Holdings, Inc. 3.15% 2022	4,070	4,078
		224,594

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services 0.60%
Alphabet, Inc. 1.998% 2026	$3,000	$3,095
Alphabet, Inc. 1.90% 2040	1,375	1,255
Alphabet, Inc. 2.25% 2060	1,265	1,131
AT&T, Inc. 2.25% 2032	1,000	967
AT&T, Inc. 2.55% 2033	1,348	1,320
AT&T, Inc. 3.30% 2052	1,825	1,792
AT&T, Inc. 3.50% 2053	6,050	6,115
AT&T, Inc. 3.55% 2055	1,125	1,131
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	551
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,588
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,604
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	3,996	3,959
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	4,075	4,119
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,376
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,792
Comcast Corp. 2.35% 2027	4,000	4,146
Comcast Corp. 3.20% 2036	375	401
Comcast Corp. 3.90% 2038	250	283
Comcast Corp. 2.80% 2051	791	764
Comcast Corp. 2.887% 2051[7]	2,571	2,493
CSC Holdings, LLC 3.375% 2031[7]	1,875	1,759
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,709
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	2,205	2,261
Embarq Corp. 7.995% 2036	4,575	5,132
Fox Corp. 4.03% 2024	1,120	1,183
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,356
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,727
Frontier Communications Corp. 6.75% 2029[7]	3,550	3,697
Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,853
Frontier Communications Holdings, LLC 6.00% 2030[7]	1,900	1,913
Gray Escrow II, Inc. 5.375% 2031[7]	900	928
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,220
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,398
Intelsat Jackson Holding Co. 8.50% 2024[7,14]	845	388
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[12,13]	1,727	1,733
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[12]	1,400	1,403
Ligado Networks LLC 15.50% PIK 2023[7,15]	2,583	2,096
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,343
Midas OpCo Holdings LLC 5.625% 2029[7]	3,205	3,286
News Corp. 3.875% 2029[7]	875	885
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,240
SBA Tower Trust 1.631% 2026[7]	8,707	8,577
Scripps Escrow II, Inc. 3.875% 2029[7]	2,325	2,326
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,115
Sirius XM Radio, Inc. 4.00% 2028[7]	3,075	3,098
Sirius XM Radio, Inc. 4.125% 2030[7]	950	952
Sirius XM Radio, Inc. 3.875% 2031[7]	1,975	1,940
Sprint Corp. 7.625% 2026	3,625	4,357
Sprint Corp. 6.875% 2028	7,550	9,563
TEGNA, Inc. 4.75% 2026[7]	2,350	2,447
TEGNA, Inc. 5.00% 2029	1,500	1,536
T-Mobile US, Inc. 1.50% 2026	500	494
T-Mobile US, Inc. 2.05% 2028	325	323
T-Mobile US, Inc. 3.375% 2029[7]	2,200	2,246
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,597	13,288
Univision Communications, Inc. 6.625% 2027[7]	5,800	6,255
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,516
Verizon Communications, Inc. 2.10% 2028	1,835	1,840
Verizon Communications, Inc. 2.875% 2050	2,500	2,379
Virgin Media O2 4.25% 2031[7]	5,025	4,933

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Virgin Media Secured Finance PLC 4.50% 2030[7]	$2,115	$2,132
VMED O2 UK Financing I PLC 4.75% 2031[7]	225	228
Vodafone Group PLC 4.375% 2028	350	394
Vodafone Group PLC 5.25% 2048	500	653
Vodafone Group PLC 4.25% 2050	4,350	5,034
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,787
Ziggo Bond Finance BV 4.875% 2030[7]	725	745
		184,550

Consumer discretionary 0.59%
Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,662
Amazon.com, Inc. 2.70% 2060	2,765	2,673
American Honda Finance Corp. 3.50% 2028	750	820
Asbury Automotive Group, Inc. 4.625% 2029[7]	640	653
Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,047
Bayerische Motoren Werke AG 2.25% 2023[7]	300	307
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,929
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,523
Caesars Entertainment, Inc. 6.25% 2025[7]	2,815	2,958
Carnival Corp. 4.00% 2028[7]	3,875	3,854
Carvana Co. 5.625% 2025[7]	600	601
Carvana Co. 5.50% 2027[7]	2,496	2,474
Carvana Co. 5.875% 2028[7]	3,474	3,466
Carvana Co. 4.875% 2029[7]	2,150	2,051
Daimler Trucks Finance North America, LLC 2.00% 2026[7]	2,400	2,412
Daimler Trucks Finance North America, LLC 2.375% 2028[7]	1,350	1,357
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	1,300	1,266
Ford Motor Credit Company LLC 3.375% 2025	4,475	4,655
Ford Motor Credit Company LLC 5.125% 2025	8,355	9,097
Ford Motor Credit Company LLC 2.70% 2026	2,110	2,131
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,669
Ford Motor Credit Company LLC 3.815% 2027	250	265
General Motors Financial Co. 3.50% 2024	4,145	4,354
General Motors Financial Co. 4.30% 2025	400	432
General Motors Financial Co. 2.70% 2027	467	475
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,889
Hilton Grand Vacations Borrower 5.00% 2029[7]	3,580	3,675
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,930
Home Depot, Inc. 1.50% 2028	3,000	2,963
Home Depot, Inc. 3.90% 2028	825	930
Home Depot, Inc. 2.95% 2029	4,000	4,265
Home Depot, Inc. 1.875% 2031	3,000	2,954
Home Depot, Inc. 4.25% 2046	2,000	2,495
Home Depot, Inc. 4.50% 2048	428	555
Hyundai Capital America 3.25% 2022[7]	480	489
Hyundai Capital America 1.00% 2024[7]	3,025	2,975
Hyundai Capital America 1.50% 2026[7]	850	827
Hyundai Capital America 1.65% 2026[7]	3,075	3,017
Hyundai Capital America 2.375% 2027[7]	2,579	2,567
Hyundai Capital America 2.10% 2028[7]	3,075	2,990
International Game Technology PLC 6.50% 2025[7]	3,555	3,862
International Game Technology PLC 5.25% 2029[7]	5,675	6,022
Kontoor Brands, Inc. 4.125% 2029[7]	910	912
Lithia Motors, Inc. 3.875% 2029[7]	675	690
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,096
Lowe’s Companies, Inc. 1.70% 2030	966	919
Marriott International, Inc. 2.75% 2033	2,500	2,428
Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,495
MGM Growth Properties LLC 5.625% 2024	775	829
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,121

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
MGM Growth Properties LLC 3.875% 2029[7]	$2,225	$2,339
MGM Resorts International 4.50% 2026	600	646
Neiman Marcus Group, LLC 7.125% 2026[7]	1,345	1,430
Penske Automotive Group, Inc., 3.75% 2029	1,375	1,365
Premier Entertainment Sub LLC 5.625% 2029[7]	1,690	1,679
Premier Entertainment Sub LLC 5.875% 2031[7]	1,690	1,698
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	2,023	2,268
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	3,120	3,025
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,768
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	1,347	1,436
Sands China, Ltd. 2.30% 2027[7]	2,075	1,956
Scientific Games Corp. 8.25% 2026[7]	6,905	7,276
Scientific Games Corp. 7.25% 2029[7]	1,615	1,803
Sonic Automotive, Inc. 4.625% 2029[7]	2,435	2,462
Stellantis Finance US, Inc. 1.711% 2027[7]	2,200	2,164
Stellantis Finance US, Inc. 2.691% 2031[7]	2,150	2,117
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,090
Tempur Sealy International, Inc. 3.875% 2031[7]	1,205	1,209
The Gap, Inc. 3.625% 2029[7]	486	481
The Gap, Inc. 3.875% 2031[7]	323	319
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,204
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,609
Travel + Leisure Co. 4.50% 2029[7]	2,100	2,121
VICI Properties LP 4.625% 2029[7]	995	1,061
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	1,100	1,118
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	465
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,284
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	3,983
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,239
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,370
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,310
Wyndham Worldwide Corp. 4.375% 2028[7]	2,255	2,326
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	2,193	2,212
		179,859

Industrials 0.55%
ADT Security Corp. 4.125% 2029[7]	1,630	1,609
Allison Transmission Holdings, Inc. 3.75% 2031[7]	3,965	3,873
Associated Materials, LLC 9.00% 2025[7]	3,749	4,015
Avis Budget Car Rental, LLC 5.75% 2027[7]	1,025	1,067
Avis Budget Group, Inc. 5.375% 2029[7]	2,450	2,588
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,262
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,664
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,194
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,118
Boeing Company 4.875% 2025	1,555	1,703
Boeing Company 3.10% 2026	251	262
Boeing Company 3.25% 2028	4,000	4,171
Boeing Company 5.15% 2030	1,100	1,283
Boeing Company 3.625% 2031	2,950	3,149
Boeing Company 3.60% 2034	6,250	6,559
Boeing Company 5.805% 2050	4,000	5,427
Bombardier, Inc. 7.50% 2024[7]	950	991
Bombardier, Inc. 7.125% 2026[7]	2,900	3,012
Bombardier, Inc. 7.875% 2027[7]	5,245	5,446
Bombardier, Inc. 6.00% 2028[7]	1,010	1,015
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,105
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,039
Canadian National Railway Company 3.20% 2046	930	975
Canadian Pacific Railway, Ltd. 1.75% 2026	1,385	1,391

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Canadian Pacific Railway, Ltd. 2.45% 2031	$1,738	$1,774
Canadian Pacific Railway, Ltd. 3.10% 2051	1,829	1,884
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	594
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	528
CoreLogic, Inc. 4.50% 2028[7]	6,075	6,061
Covert Mergeco, Inc. 4.875% 2029[7]	680	691
CSX Corp. 4.25% 2029	1,062	1,195
CSX Corp. 4.30% 2048	1,125	1,377
CSX Corp. 2.50% 2051	1,125	1,043
General Electric Capital Corp. 4.418% 2035	649	776
Honeywell International, Inc. 2.30% 2024	2,640	2,729
Honeywell International, Inc. 1.35% 2025	5,947	5,975
Honeywell International, Inc. 2.70% 2029	1,470	1,541
Icahn Enterprises Finance Corp. 4.75% 2024	2,090	2,171
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,509
LSC Communications, Inc. 8.75% 2023[3,4,7,14]	4,063	39
Masco Corp. 1.50% 2028	774	750
Masco Corp. 2.00% 2031	497	477
Masco Corp. 3.125% 2051	230	229
MasTec, Inc. 4.50% 2028[7]	1,425	1,482
Meritor, Inc. 4.50% 2028[7]	1,025	1,029
Norfolk Southern Corp. 3.05% 2050	2,746	2,805
Northrop Grumman Corp. 2.93% 2025	1,820	1,897
Northrop Grumman Corp. 3.25% 2028	3,495	3,744
Otis Worldwide Corp. 2.293% 2027	2,135	2,177
Raytheon Technologies Corp. 1.90% 2031	2,615	2,526
Raytheon Technologies Corp. 2.82% 2051	3,000	2,904
Roller Bearing Company of America, Inc. 4.375% 2029[7]	195	199
Rolls-Royce PLC 5.75% 2027[7]	765	847
Siemens AG 1.20% 2026[7]	3,887	3,827
Siemens AG 1.70% 2028[7]	3,700	3,671
SkyMiles IP, Ltd. 4.75% 2028[7]	3,475	3,797
The Brink’s Co. 4.625% 2027[7]	2,385	2,459
TransDigm, Inc. 6.25% 2026[7]	3,476	3,617
TransDigm, Inc. 5.50% 2027	2,200	2,270
Triumph Group, Inc. 6.25% 2024[7]	970	977
Triumph Group, Inc. 8.875% 2024[7]	1,002	1,094
Triumph Group, Inc. 7.75% 2025[7]	875	869
Union Pacific Corp. 3.15% 2024	1,133	1,182
Union Pacific Corp. 2.15% 2027	2,318	2,382
Union Pacific Corp. 2.40% 2030	2,414	2,463
Union Pacific Corp. 2.375% 2031	650	663
Union Pacific Corp. 2.891% 2036	1,650	1,732
Union Pacific Corp. 2.95% 2052	4,719	4,787
Union Pacific Corp. 3.75% 2070	546	621
Union Pacific Corp. 3.799% 2071	545	633
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,352
United Airlines, Inc. 4.625% 2029[7]	2,225	2,299
United Rentals, Inc. 3.875% 2031	2,050	2,084
United Technologies Corp. 3.65% 2023	52	54
United Technologies Corp. 3.95% 2025	3,155	3,424
United Technologies Corp. 4.125% 2028	1,075	1,204
Vertical U.S. Newco, Inc. 5.25% 2027[7]	2,000	2,105
Vinci SA 3.75% 2029[7]	1,167	1,276
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,284
		166,997

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.49%
AEP Transmission Co. LLC 3.75% 2047	$2,390	$2,696
Ameren Corp. 2.50% 2024	969	996
American Electric Power Company, Inc. 2.95% 2022	3,020	3,069
Calpine Corp. 3.75% 2031[7]	1,975	1,906
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,717
Comisión Federal de Electricidad 4.75% 2027[7]	645	715
Commonwealth Edison Co. 4.35% 2045	1,085	1,320
Commonwealth Edison Co. 4.00% 2048	2,600	3,044
Consolidated Edison Company of New York, Inc. 3.60% 2061	5,380	5,694
Consumers Energy Co. 4.05% 2048	3,017	3,608
Dominion Resources, Inc. 2.85% 2026	750	783
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,838
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,396
Duke Energy Florida, LLC 3.20% 2027	1,445	1,538
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,272
Duke Energy Progress, LLC 3.70% 2046	457	512
Duke Energy Progress, LLC 2.50% 2050	202	187
Duke Energy Progress, LLC 2.90% 2051	91	90
Edison International 3.55% 2024	2,200	2,303
EDP Finance BV 3.625% 2024[7]	4,100	4,305
Electricité de France SA 4.75% 2035[7]	1,250	1,476
Electricité de France SA 4.875% 2038[7]	2,750	3,337
Electricité de France SA 5.60% 2040	525	691
Emera US Finance LP 3.55% 2026	320	341
Enersis Américas SA 4.00% 2026	245	261
Entergy Corp. 2.80% 2030	3,325	3,388
Entergy Texas, Inc. 1.75% 2031	3,650	3,427
Eversource Energy 3.80% 2023	2,730	2,867
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,085
FirstEnergy Corp. 3.40% 2050	6,975	6,853
FirstEnergy Transmission LLC 2.866% 2028[7]	675	677
Northern States Power Co. 4.125% 2044	6,000	7,186
NRG Energy, Inc. 3.625% 2031[7]	2,600	2,539
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,575
Pacific Gas and Electric Co. 2.10% 2027	125	121
Pacific Gas and Electric Co. 2.50% 2031	4,750	4,530
Pacific Gas and Electric Co. 3.30% 2040	100	93
Pacific Gas and Electric Co. 4.20% 2041	9,100	9,174
Pacific Gas and Electric Co. 3.50% 2050	2,500	2,322
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,624
PG&E Corp. 5.00% 2028	3,750	3,951
PG&E Corp. 5.25% 2030	3,400	3,572
Public Service Company of Colorado 1.875% 2031	2,775	2,701
Public Service Electric and Gas Co. 3.60% 2047	548	617
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,577
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,927
Southern California Edison Co. 2.85% 2029	4,450	4,608
Southern California Edison Co. 6.00% 2034	2,500	3,247
Southern California Edison Co. 5.35% 2035	3,000	3,741
Southern California Edison Co. 5.75% 2035	675	870
Southern California Edison Co. 4.00% 2047	456	504
Southern California Edison Co. 3.65% 2050	3,652	3,874
Talen Energy Corp. 7.25% 2027[7]	4,775	4,231
Talen Energy Supply, LLC 7.625% 2028[7]	3,030	2,701
Union Electric Co. 2.625% 2051	5,625	5,407
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	1,030	1,070
Virginia Electric and Power Co. 3.80% 2028	2,000	2,191
Virginia Electric and Power Co. 4.60% 2048	2,650	3,389
Xcel Energy, Inc. 2.60% 2029	1,950	1,995
		148,729

140	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials 0.43%
Alcoa Netherlands Holding BV 4.125% 2029[7]	$950	$980
Allegheny Technologies, Inc. 4.875% 2029	490	491
Allegheny Technologies, Inc. 5.125% 2031	875	883
Anglo American Capital PLC 2.25% 2028[7]	484	476
Anglo American Capital PLC 2.625% 2030[7]	5,000	4,909
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,428
Arconic Rolled Products Corp. 6.125% 2028[7]	750	799
Ball Corp. 3.125% 2031	3,520	3,481
Canpack SA / Canpack US, LLC 3.875% 2029[7]	935	914
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	613
Cleveland-Cliffs, Inc. 5.875% 2027	10,500	10,944
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,864
Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,134
CVR Partners LP 9.25% 2023[7]	236	238
CVR Partners LP 6.125% 2028[7]	745	787
Dow Chemical Co. 3.625% 2026	1,884	2,032
Dow Chemical Co. 3.60% 2050	1,328	1,442
First Quantum Minerals, Ltd. 6.50% 2024[7]	3,704	3,754
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,690
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,770
First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,491
Freeport-McMoRan, Inc. 4.25% 2030	2,125	2,245
FXI Holdings, Inc. 7.875% 2024[7]	726	740
FXI Holdings, Inc. 12.25% 2026[7]	4,392	4,947
Glencore Funding LLC 4.125% 2024[7]	945	994
Hexion, Inc. 7.875% 2027[7]	2,045	2,159
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,305
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,399
International Paper Co. 7.30% 2039	2,005	3,078
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	765	833
LSB Industries, Inc. 6.25% 2028[7]	860	896
LYB International Finance III, LLC 2.25% 2030	1,198	1,193
LYB International Finance III, LLC 3.375% 2040	5,848	6,104
LYB International Finance III, LLC 3.625% 2051	5,787	6,141
LYB International Finance III, LLC 3.80% 2060	1,186	1,257
Methanex Corp. 5.125% 2027	6,000	6,306
Mosaic Co. 3.25% 2022	1,125	1,147
Mosaic Co. 4.05% 2027	1,050	1,160
Nova Chemicals Corp. 4.25% 2029[7]	1,875	1,885
Novelis Corp. 3.875% 2031[7]	1,115	1,110
Praxair, Inc. 1.10% 2030	2,938	2,748
Rio Tinto Finance (USA), Ltd. 2.75% 2051	1,837	1,825
SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,139
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,152
Sherwin-Williams Company 2.75% 2022	29	29
Sherwin-Williams Company 3.125% 2024	275	287
Sherwin-Williams Company 3.80% 2049	5,208	5,882
Venator Materials Corp. 5.75% 2025[7]	5,845	5,617
Venator Materials Corp. 9.50% 2025[7]	1,495	1,636
Warrior Met Coal, Inc. 7.875% 2028[7]	2,900	2,977
Westlake Chemical Corp. 4.375% 2047	500	589
		131,900

Real estate 0.41%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	341
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,348
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,003
Alexandria Real Estate Equities, Inc. 3.375% 2031	1,320	1,423
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,854
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	531

American Funds Insurance Series	141

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
American Campus Communities, Inc. 3.75% 2023	$3,055	$3,139
American Campus Communities, Inc. 4.125% 2024	2,075	2,218
American Campus Communities, Inc. 3.625% 2027	9,545	10,205
American Campus Communities, Inc. 3.875% 2031	331	367
American Tower Corp. 1.45% 2026	2,369	2,321
American Tower Corp. 1.60% 2026	2,347	2,325
American Tower Corp. 3.55% 2027	1,425	1,523
American Tower Corp. 1.50% 2028	2,500	2,394
American Tower Corp. 3.60% 2028	1,000	1,078
American Tower Corp. 2.30% 2031	3,249	3,159
American Tower Corp. 2.95% 2051	3,250	3,087
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,096
Brookfield Property REIT, Inc. 5.75% 2026[7]	2,575	2,668
Diversified Healthcare Trust 4.375% 2031	2,750	2,645
Equinix, Inc. 1.45% 2026	2,787	2,734
Equinix, Inc. 2.90% 2026	1,144	1,186
Equinix, Inc. 1.80% 2027	1,295	1,275
Equinix, Inc. 1.55% 2028	3,175	3,057
Equinix, Inc. 2.00% 2028	2,234	2,194
Equinix, Inc. 3.20% 2029	1,552	1,633
Equinix, Inc. 2.50% 2031	1,710	1,711
Equinix, Inc. 3.00% 2050	912	875
Equinix, Inc. 3.40% 2052	2,731	2,791
Essex Portfolio LP 3.875% 2024	1,000	1,053
Essex Portfolio LP 3.50% 2025	6,825	7,211
Extra Space Storage, Inc. 2.35% 2032	1,385	1,348
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,309
Host Hotels & Resorts LP 4.50% 2026	355	383
Howard Hughes Corp. 5.375% 2028[7]	1,450	1,546
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,887
Howard Hughes Corp. 4.375% 2031[7]	2,615	2,645
Invitation Homes Operating Partnership LP 2.00% 2031	2,401	2,264
Iron Mountain, Inc. 5.25% 2030[7]	3,785	3,995
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,683
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,709
Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	1,157
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,260	2,331
Park Intermediate Holdings LLC 4.875% 2029[7]	2,280	2,335
Public Storage 2.37% 2022	565	572
Public Storage 0.875% 2026	592	577
Public Storage 1.50% 2026	2,724	2,719
Public Storage 1.85% 2028	2,490	2,487
Public Storage 1.95% 2028	2,027	2,022
Public Storage 2.30% 2031	2,493	2,518
Realogy Corp. 5.75% 2029[7]	2,260	2,320
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	1,300	1,302
RLJ Lodging Trust, LP 4.00% 2029[7]	1,240	1,229
Scentre Group 3.25% 2025[7]	1,000	1,053
Scentre Group 3.50% 2025[7]	3,075	3,240
Scentre Group 3.75% 2027[7]	2,430	2,619
Sun Communities Operating LP 2.30% 2028	1,845	1,844
Sun Communities Operating LP 2.70% 2031	876	870
UDR, Inc. 2.95% 2026	760	791
		126,200

Information technology 0.34%
Adobe, Inc. 1.90% 2025	366	375
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[12,13]	4,150	4,151
Analog Devices, Inc. 1.70% 2028	1,286	1,283
Analog Devices, Inc. 2.10% 2031	1,212	1,216

142	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Analog Devices, Inc. 2.80% 2041	$2,961	$3,001
Analog Devices, Inc. 2.95% 2051	1,955	2,013
Apple, Inc. 3.00% 2024	625	651
Apple, Inc. 0.70% 2026	2,500	2,451
Apple, Inc. 3.35% 2027	40	43
Apple, Inc. 1.20% 2028	5,000	4,859
Apple, Inc. 1.65% 2031	2,500	2,443
Avaya, Inc. 6.125% 2028[7]	1,600	1,699
Booz Allen Hamilton, Inc. 4.00% 2029[7]	1,000	1,034
Broadcom, Inc. 1.95% 2028[7]	1,407	1,392
Broadcom, Inc. 2.45% 2031[7]	2,452	2,407
Broadcom, Inc. 2.60% 2033[7]	2,524	2,464
Broadcom, Inc. 3.469% 2034[7]	5,181	5,430
Broadcom, Inc. 3.50% 2041[7]	3,948	4,059
Broadcom, Inc. 3.75% 2051[7]	2,604	2,729
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[12,13]	1,325	1,314
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,117
Diebold, Inc. 8.50% 2024	1,400	1,402
Fidelity National Information Services, Inc. 3.10% 2041	302	306
Fiserv, Inc. 3.50% 2029	1,030	1,109
Fiserv, Inc. 2.65% 2030	7,348	7,465
Gartner, Inc. 4.50% 2028[7]	650	680
Intuit, Inc. 0.95% 2025	1,530	1,509
Intuit, Inc. 1.35% 2027	1,395	1,365
Intuit, Inc. 1.65% 2030	1,845	1,782
Mastercard, Inc. 2.00% 2031	3,874	3,866
Microsoft Corp. 2.921% 2052	4,814	5,124
MoneyGram International, Inc. 5.375% 2026[7]	750	762
Oracle Corp. 3.65% 2041	2,250	2,278
Oracle Corp. 3.95% 2051	1,826	1,899
PayPal Holdings, Inc. 2.65% 2026	2,364	2,483
PayPal Holdings, Inc. 2.30% 2030	2,200	2,237
Sabre GLBL, Inc. 7.375% 2025[7]	728	762
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,354
salesforce.com, inc. 1.50% 2028	3,200	3,163
salesforce.com, inc. 1.95% 2031	1,625	1,611
salesforce.com, inc. 2.70% 2041	1,875	1,876
Square, Inc. 3.50% 2031[7]	2,325	2,387
Synaptics, Inc. 4.00% 2029[7]	875	889
Unisys Corp. 6.875% 2027[7]	725	786
VeriSign, Inc. 2.70% 2031	625	629
Veritas Holdings, Ltd. 7.50% 2025[7]	2,860	2,964
Viavi Solutions, Inc. 3.75% 2029[7]	725	726
Xerox Corp. 5.00% 2025[7]	2,425	2,573
		105,118

Consumer staples 0.33%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,681
7-Eleven, Inc. 0.95% 2026[7]	825	800
7-Eleven, Inc. 1.30% 2028[7]	2,500	2,383
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,390
Altria Group, Inc. 4.40% 2026	231	255
Altria Group, Inc. 5.80% 2039	2,820	3,395
Altria Group, Inc. 3.40% 2041	1,500	1,386
Altria Group, Inc. 4.50% 2043	3,000	3,116
Altria Group, Inc. 5.95% 2049	490	613
Altria Group, Inc. 3.70% 2051	1,500	1,401
Anheuser-Busch InBev NV 4.00% 2028	845	940
Anheuser-Busch InBev NV 5.45% 2039	5,000	6,555
Anheuser-Busch InBev NV 4.35% 2040	2,500	2,944

American Funds Insurance Series	143

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Anheuser-Busch InBev NV 4.60% 2048	$1,500	$1,838
British American Tobacco PLC 3.222% 2024	2,826	2,939
British American Tobacco PLC 3.215% 2026	3,323	3,462
British American Tobacco PLC 4.39% 2037	3,109	3,281
British American Tobacco PLC 4.54% 2047	940	985
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,404
Coca-Cola Company 1.00% 2028	940	904
Conagra Brands, Inc. 1.375% 2027	4,615	4,411
Constellation Brands, Inc. 3.20% 2023	1,029	1,051
Constellation Brands, Inc. 3.60% 2028	625	675
Constellation Brands, Inc. 2.25% 2031	1,487	1,455
Coty, Inc. 4.75% 2029[7]	1,220	1,242
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,075
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,153
Kimberly-Clark Corp. 3.10% 2030	329	355
Kraft Heinz Company 3.875% 2027	1,475	1,595
Kraft Heinz Company 4.375% 2046	560	657
Kraft Heinz Company 4.875% 2049	3,760	4,732
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,676
Lamb Weston Holdings, Inc. 4.125% 2030[7]	2,210	2,272
PepsiCo, Inc. 1.95% 2031	3,001	3,003
PepsiCo, Inc. 2.625% 2041	5,000	5,069
PepsiCo, Inc. 2.75% 2051	2,500	2,569
Philip Morris International, Inc. 2.375% 2022	1,960	1,979
Philip Morris International, Inc. 2.625% 2022	1,670	1,672
Philip Morris International, Inc. 2.875% 2024	788	820
Philip Morris International, Inc. 3.25% 2024	2,000	2,117
Philip Morris International, Inc. 0.875% 2026	2,990	2,885
Philip Morris International, Inc. 3.375% 2029	788	850
Philip Morris International, Inc. 1.75% 2030	2,956	2,816
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,945
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,083
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,134
Reynolds American, Inc. 5.85% 2045	2,030	2,472
Simmons Foods, Inc. 4.625% 2029[7]	560	553
		101,988

Total corporate bonds, notes & loans		1,988,931

Mortgage-backed obligations 4.67%
Federal agency mortgage-backed obligations 4.17%
Fannie Mae Pool #AD7072 4.00% 2025[16]	3	3
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	280	295
Fannie Mae Pool #890329 4.00% 2026[16]	45	47
Fannie Mae Pool #AH5618 4.00% 2026[16]	3	3
Fannie Mae Pool #AH0829 4.00% 2026[16]	2	2
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	33	35
Fannie Mae Pool #AL8347 4.00% 2029[16]	324	341
Fannie Mae Pool #254767 5.50% 2033[16]	253	287
Fannie Mae Pool #555956 5.50% 2033[16]	165	187
Fannie Mae Pool #BN1085 4.00% 2034[16]	486	512
Fannie Mae Pool #BN3172 4.00% 2034[16]	173	181
Fannie Mae Pool #AS8554 3.00% 2036[16]	7,252	7,616
Fannie Mae Pool #929185 5.50% 2036[16]	412	470
Fannie Mae Pool #893641 6.00% 2036[16]	924	1,071
Fannie Mae Pool #893688 6.00% 2036[16]	200	232
Fannie Mae Pool #907239 6.00% 2036[16]	57	66
Fannie Mae Pool #AD0249 5.50% 2037[16]	137	155

144	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #190379 5.50% 2037[16]	$69	$79
Fannie Mae Pool #924952 6.00% 2037[16]	989	1,146
Fannie Mae Pool #888292 6.00% 2037[16]	693	804
Fannie Mae Pool #928031 6.00% 2037[16]	83	96
Fannie Mae Pool #888637 6.00% 2037[16]	12	14
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,190	1,381
Fannie Mae Pool #AD0095 6.00% 2038[16]	870	1,009
Fannie Mae Pool #995674 6.00% 2038[16]	403	467
Fannie Mae Pool #AE0021 6.00% 2038[16]	351	408
Fannie Mae Pool #AL7164 6.00% 2038[16]	226	256
Fannie Mae Pool #AB0538 6.00% 2038[16]	147	170
Fannie Mae Pool #995391 6.00% 2038[16]	23	27
Fannie Mae Pool #889983 6.00% 2038[16]	23	26
Fannie Mae Pool #995224 6.00% 2038[16]	10	12
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	225	261
Fannie Mae Pool #AL0309 6.00% 2040[16]	77	89
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,492	8,632
Fannie Mae Pool #AB4536 6.00% 2041[16]	537	619
Fannie Mae Pool #AL7228 6.00% 2041[16]	304	344
Fannie Mae Pool #AP2131 3.50% 2042[16]	3,668	3,948
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,596	2,886
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,463	1,627
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,214	1,334
Fannie Mae Pool #AL8773 3.50% 2045[16]	6,332	6,826
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,629	1,753
Fannie Mae Pool #BC4764 3.00% 2046[16]	13,533	14,210
Fannie Mae Pool #AS8310 3.00% 2046[16]	431	459
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,405	3,664
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,686	1,804
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,531	1,657
Fannie Mae Pool #BC7611 4.00% 2046[16]	221	240
Fannie Mae Pool #BM1179 3.00% 2047[16]	553	587
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,539	2,716
Fannie Mae Pool #CA0770 3.50% 2047[16]	1,927	2,042
Fannie Mae Pool #MA3211 4.00% 2047[16]	3,617	3,875
Fannie Mae Pool #257036 7.00% 2047[16]	6	7
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	21,298	22,558
Fannie Mae Pool #BK7655 3.931% 2048[13,16]	449	465
Fannie Mae Pool #CA2377 4.00% 2048[16]	8,224	8,762
Fannie Mae Pool #BK6971 4.00% 2048[16]	112	120
Fannie Mae Pool #BK5255 4.00% 2048[16]	17	18
Fannie Mae Pool #MA3277 4.00% 2048[16]	14	15
Fannie Mae Pool #CA2493 4.50% 2048[16]	987	1,061
Fannie Mae Pool #CA4756 3.00% 2049[16]	2,048	2,152
Fannie Mae Pool #BK8767 4.00% 2049[16]	97	105
Fannie Mae Pool #CB2375 2.50% 2051[16]	8,608	8,854
Fannie Mae Pool #CB2319 2.50% 2051[16]	209	216
Fannie Mae Pool #CB2372 2.50% 2051[16]	100	103
Fannie Mae Pool #BT9510 2.50% 2051[16]	100	103
Fannie Mae Pool #BT9483 2.50% 2051[16]	100	103
Fannie Mae Pool #FM8453 3.00% 2051[16]	5,445	5,768
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	102	116
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	29	34
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[13,16]	808	815
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	547	549
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	59	59
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 2023[13,16]	4,068	4,183
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[13,16]	2,921	3,038
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[13,16]	5,268	5,474

American Funds Insurance Series	145

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 2024[13,16]	$2,456	$2,555
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.466% 2026[13,16]	8,957	9,340
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[13,16]	2,891	3,063
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	51	46
Freddie Mac Pool #C91912 3.00% 2037[16]	13,210	13,890
Freddie Mac Pool #G03978 5.00% 2038[16]	516	585
Freddie Mac Pool #G04553 6.50% 2038[16]	62	70
Freddie Mac Pool #G08347 4.50% 2039[16]	82	90
Freddie Mac Pool #C03518 5.00% 2040[16]	702	789
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,034	2,236
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,551	1,725
Freddie Mac Pool #Q23190 4.00% 2043[16]	944	1,034
Freddie Mac Pool #760014 2.843% 2045[13,16]	239	248
Freddie Mac Pool #Q37988 4.00% 2045[16]	7,064	7,738
Freddie Mac Pool #G60344 4.00% 2045[16]	6,100	6,717
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,192	5,515
Freddie Mac Pool #Q41090 4.50% 2046[16]	344	375
Freddie Mac Pool #Q41909 4.50% 2046[16]	338	366
Freddie Mac Pool #760015 2.627% 2047[13,16]	581	599
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,181	1,258
Freddie Mac Pool #SI2002 4.00% 2048[16]	3,139	3,356
Freddie Mac Pool #SD7507 3.00% 2049[16]	2,269	2,388
Freddie Mac Pool #SD7528 2.00% 2050[16]	20,064	20,116
Freddie Mac Pool #SD7545 2.50% 2051[16]	7,793	8,046
Freddie Mac Pool #RA6483 2.50% 2051[16]	7,454	7,675
Freddie Mac Pool #QD3220 2.50% 2051[16]	100	103
Freddie Mac Pool #RA5971 3.00% 2051[16]	7,519	7,929
Freddie Mac, Series T041, Class 3A, 4.718% 2032[13,16]	208	227
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,452
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,254
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[13,16]	9,778	10,541
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,545
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,868
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,132
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,670
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	6,325	6,534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[13,16]	6,251	6,449
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[13,16]	3,128	3,226
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[13,16]	1,358	1,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[13,16]	1,066	1,121
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,318	2,405
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,256	2,386
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	882	938
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	11,751	12,263
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	6,547	6,762
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,621	2,704
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,395	3,505
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	5,162	5,368

146	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Federal agency mortgage-backed obligations (continued)
Mortgage-backed obligations (continued)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	$2,455	$2,600
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.402% 2027[13,16]	473	481
Government National Mortgage Assn. 2.00% 2052[16,17]	63,224	63,799
Government National Mortgage Assn. 2.00% 2052[16,17]	16,310	16,429
Government National Mortgage Assn. 2.50% 2052[16,17]	4,876	4,973
Government National Mortgage Assn. 2.50% 2052[16,17]	990	1,014
Government National Mortgage Assn. 3.00% 2052[16,17]	35,782	37,025
Government National Mortgage Assn. 3.50% 2052[16,17]	26,752	27,858
Government National Mortgage Assn. 4.00% 2052[16,17]	9,238	9,728
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	628	666
Government National Mortgage Assn. Pool #MA5652 4.50% 2048[16]	489	518
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	7,322	7,727
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	940	991
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	13,796	14,585
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	4,622	4,886
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	3,048	3,222
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[16]	839	888
Government National Mortgage Assn. Pool #MA6602 4.50% 2050[16]	293	310
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	28,849	29,893
Government National Mortgage Assn. Pool #MA7259 4.50% 2051[16]	2,634	2,797
Government National Mortgage Assn. Pool #MA7316 4.50% 2051[16]	766	813
Uniform Mortgage-Backed Security 1.50% 2037[16,17]	11,973	11,985
Uniform Mortgage-Backed Security 1.50% 2037[16,17]	7,822	7,844
Uniform Mortgage-Backed Security 2.00% 2037[16,17]	27,501	28,161
Uniform Mortgage-Backed Security 2.00% 2037[16,17]	24,668	25,217
Uniform Mortgage-Backed Security 2.50% 2037[16,17]	638	659
Uniform Mortgage-Backed Security 3.00% 2037[16,17]	16,342	17,088
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	133,694	132,713
Uniform Mortgage-Backed Security 2.00% 2052[16,17]	12,473	12,408
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	105,086	106,716
Uniform Mortgage-Backed Security 2.50% 2052[16,17]	40,552	41,273
Uniform Mortgage-Backed Security 3.00% 2052[16,17]	162,650	168,512
Uniform Mortgage-Backed Security 3.50% 2052[16,17]	85,313	89,818
Uniform Mortgage-Backed Security 4.00% 2052[16,17]	10,520	11,190
Uniform Mortgage-Backed Security 4.50% 2052[16,17]	41,792	44,776
		1,280,828

Commercial mortgage-backed securities 0.33%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	2,968
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.96% 2036[7,13,16]	2,000	2,001
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,080
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	2,983
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[7,13,16]	5,254	5,255
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.699% 2034[7,13,16]	5,954	5,893
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[7,13,16]	4,505	4,496
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[7,13,16]	7,968	7,965
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[7,13,16]	679	676
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[7,13,16]	5,968	5,964
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[7,13,16]	7,538	7,506
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[7,13,16]	1,361	1,355
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[7,13,16]	1,229	1,224
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	748	766
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,050
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,065	1,107

American Funds Insurance Series	147

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[7,13,16]	$1,566	$1,570
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[7,13,16]	1,429	1,432
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[7,13,16]	1,493	1,496
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	3,795	3,798
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	2,489	2,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,435
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[7,13,16]	3,572	3,576
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.51% 2038[7,13,16]	1,904	1,905
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	13,747
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[7,13,16]	3,950	3,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	768	798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	815	835
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	3,987	4,090
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[7,13,16]	4,808	4,793
		102,239

Collateralized mortgage-backed obligations (privately originated) 0.17%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,13,16]	1,574	1,567
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[7,13,16]	3,251	3,253
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,13,16]	1,560	1,603
Connecticut Avenue Securities, Series 2021-R01, Class 1M1,
(1-month USD-SOFR + 0.75%) 0.80% 2041[7,13,16]	1,013	1,013
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,229
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,13,16]	2,557	2,572
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	172	182
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	7,810	8,559
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	2,724	3,036
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[7,16]	4,491	4,449
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,13,16]	4,138	4,152
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,13,16]	1,216	1,221
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,13,16]	531	532
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	352	366
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[7,13,16]	4,040	4,037
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[7,13,16]	2,862	2,865
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[7,13,16]	5,219	5,224
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,13,16]	566	567
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2054[7,13,16]	1,300	1,301
		50,728

Total mortgage-backed obligations		1,433,795

148	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 1.29%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	$1,920	$1,960
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,156
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,271
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,166
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	546
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	143
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[7,16]	2,248	2,240
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[7,13,16]	2,538	2,538
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[7,13,16]	1,639	1,639
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[7,13,16]	3,510	3,510
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[7,13,16]	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	784	779
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[7,16]	5,062	5,026
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,16]	881	871
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[7,13,16]	5,185	5,183
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,261	5,223
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,783	1,754
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	911	911
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	170	170
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,175	6,066
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	793	782
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,648	1,638
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,348	1,341
CLI Funding VI LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,077	6,057
CLI Funding VI LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	858	864
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,813	1,774
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,13,16]	27	27
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	2,988
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	643	649
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,280
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	70	70
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[7,13,16]	5,478	5,477
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	431	424
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	6,049	5,902
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,015
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,293
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,029
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,127
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	816	819
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	328	331
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,810	3,001
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	11,791	11,784
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	14,893	14,934
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	616	620
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,545	4,480
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,16]	6,744	6,673
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,16]	534	527
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,16]	5,930	5,917
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	8,452	8,380
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	629
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	401
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,047
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	680
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	427
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,011	1,019

American Funds Insurance Series	149

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[7,13,16]	$3,028	$3,028
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[7,16]	3,884	3,872
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[7,13,16]	5,545	5,542
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[7,13,16]	3,533	3,533
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,698
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,16]	1,900	1,888
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	6,496	6,405
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[7,16]	6,977	6,957
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[7,16]	6,817	6,809
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,16]	13,885	13,682
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	7,716	7,588
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,16]	13,129	12,954
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[7,16]	23,051	22,638
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 2061[7,16]	5,200	5,220
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[7,13,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[7,13,16]	10,000	9,995
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[7,13,16]	5,378	5,379
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[7,13,16]	2,043	2,044
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[7,13,16]	609	609
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[7,13,16]	4,634	4,633
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	9	9
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	347
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,030
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.84% 2053[7,13,16]	7,547	7,588
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,13,16]	5,530	5,531
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[7,13,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[7,13,16]	2,985	2,985
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[7,16]	5,306	5,226
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[7,16]	4,998	4,972
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[7,16]	2,779	2,754
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[7,16]	2,271	2,264
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,16]	4,127	4,077
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	2,070	2,060
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	232	233
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	901	897
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,011	985
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	4,828	4,820
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	811	788
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,358
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	887
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,13,16]	7,257	7,128
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,16]	11,432	11,363
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,16]	3,081	3,025
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,035	1,040
		396,057

150	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.12%
California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 2026	$1,200	$1,208
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 2027	1,660	1,672
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	499
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	1,193
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,795	2,867
		7,439

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	20	21
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	15	15
		36

Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,324
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,357
		10,681

Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	246
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	328
		574

Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,818

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	25	25

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	45	47

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	15	15

New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,827
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,736
		7,563
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,170	5,446

American Funds Insurance Series	151

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	$10	$11

South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5

Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5

Total municipals		36,665

Federal agency bonds & notes 0.12%
Fannie Mae 1.875% 2026	13,000	13,366
Fannie Mae 0.875% 2030	23,958	22,606
		35,972

Bonds & notes of governments & government agencies outside the U.S. 0.11%
CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,291
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,058
European Investment Bank 0.75% 2026	6,194	6,031
KfW 2.125% 2022	375	376
Peru (Republic of) 1.862% 2032	2,525	2,310
Peru (Republic of) 2.78% 2060	3,775	3,322
Qatar (State of) 3.375% 2024[7]	2,315	2,427
Qatar (State of) 4.00% 2029[7]	745	841
Qatar (State of) 4.817% 2049[7]	750	986
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,884
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,319
United Mexican States 2.659% 2031	2,703	2,644
United Mexican States 3.771% 2061	1,528	1,412
		34,901

Total bonds, notes & other debt instruments (cost: $6,243,430,000)		6,393,877

Short-term securities 4.67%	Shares
Money market investments 4.61%
Capital Group Central Cash Fund 0.09%[6,18]	14,171,922	1,417,334

Money market investments purchased with collateral from securities on loan 0.06%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[18,19]	9,005,168	9,005
Capital Group Central Cash Fund 0.09%[6,18,19]	84,913	8,492
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	606,579	607
		18,104

Total short-term securities (cost: $1,435,153,000)		1,435,438
Total investment securities 102.80% (cost: $21,860,615,000)		31,566,673
Other assets less liabilities (2.80)%		(860,753)

Net assets 100.00%		$30,705,920

152	American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	5,758	December 2022	$1,424,457	$(4,139)
2 Year U.S. Treasury Note Futures	Short	213	March 2022	(46,471)	11
5 Year U.S. Treasury Note Futures	Short	6,473	March 2022	(783,081)	(2,215)
10 Year U.S. Treasury Note Futures	Short	2,173	March 2022	(283,509)	(3,092)
10 Year Ultra U.S. Treasury Note Futures	Short	2,190	March 2022	(320,698)	(5,218)
20 Year U.S. Treasury Bond Futures	Long	677	March 2022	108,616	959
30 Year Ultra U.S. Treasury Bond Futures	Long	198	March 2022	39,031	(542)
					$(14,236)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2021 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$82,121	$(1,995)	$(1,947)	$(48)

Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Common stocks 0.02%
Health care 0.02%
NuCana PLC (ADR)[1,2]	$13,367	$—	$—	$—	$(6,281)	$7,086	$—		$—
Consumer discretionary 0.00%
Kontoor Brands, Inc.[20]	150,072	—	207,653	106,939	(49,358)	—	4,000		—
Total common stocks						7,086
Investment funds 5.27%
Capital Group Central Corporate Bond Fund	—	1,712,809	69,984	182	(25,746)	1,617,261	20,735		14,433
Short-term securities 4.64%
Money market investments 4.61%
Capital Group Central Cash Fund 0.09%[18]	2,273,691	6,182,455	7,038,774	31	(69)	1,417,334	1,583		—
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.09%[18,19]	—	8,49221				8,492	—	[22]	—
Total short-term securities						1,425,826
Total 9.93%				$107,152	$(81,454)	$3,050,173	$26,318		$14,433

American Funds Insurance Series	153

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $19,643,000, which represented .06% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $99,564,000, which represented .32% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,289,651,000, which represented 4.20% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,414,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,054,000, which represented .05% of the net assets of the fund.
[13]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[14]	Scheduled interest and/or principal payment was not received.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 12/31/2021.
[19]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[20]	Affiliated issuer during the reporting period but no longer held at 12/31/2021.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000	.16%
Rotech Healthcare, Inc.	9/26/2013	6,949	19,887	.07
Total private placement securities		$56,949	$69,887	.23%

Key to abbreviations and symbol

ADR = American Depositary Receipts

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CAD = Canadian dollars

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

154	American Funds Insurance Series

Global Balanced Fund

Investment portfolio December 31, 2021

Common stocks 62.99%	Shares	Value (000)
Information technology 15.11%
Microsoft Corp.	40,763	$13,709
Taiwan Semiconductor Manufacturing Company, Ltd.	615,000	13,671
Broadcom, Inc.	16,646	11,076
ASML Holding NV	9,827	7,907
Tokyo Electron, Ltd.	9,800	5,647
MediaTek, Inc.	122,000	5,247
Motorola Solutions, Inc.	9,740	2,646
Amadeus IT Group SA, Class A, non-registered shares[1]	31,003	2,105
PagSeguro Digital, Ltd., Class A1	78,715	2,064
Keyence Corp.	3,200	2,011
Amphenol Corp., Class A	21,959	1,921
Edenred SA	30,661	1,416
Murata Manufacturing Co., Ltd.	14,900	1,186
		70,606

Health care 9.88%
Pfizer, Inc.	165,507	9,773
UnitedHealth Group, Inc.	12,898	6,477
AstraZeneca PLC	47,747	5,608
Danaher Corp.	12,009	3,951
Humana, Inc.	7,099	3,293
Thermo Fisher Scientific, Inc.	4,831	3,224
Mettler-Toledo International, Inc.[1]	1,657	2,812
Coloplast A/S, Class B	13,823	2,436
Merck & Co., Inc.	26,629	2,041
Cigna Corp.	7,731	1,775
Carl Zeiss Meditec AG, non-registered shares	8,038	1,692
Gilead Sciences, Inc.	20,605	1,496
Novartis AG	10,489	924
Bayer AG	11,799	631
Organon & Co.	1,695	52
		46,185

Consumer discretionary 8.10%
Home Depot, Inc.	30,508	12,661
LVMH Moët Hennessy-Louis Vuitton SE	5,833	4,828
Domino’s Pizza, Inc.	7,896	4,456
Darden Restaurants, Inc.	15,874	2,391
Amazon.com, Inc.[1]	713	2,377
D’Ieteren Group[1]	10,856	2,121
Compagnie Financière Richemont SA, Class A	12,809	1,925
Restaurant Brands International, Inc. (CAD denominated)	27,862	1,689
General Motors Company[1]	27,867	1,634
Booking Holdings, Inc.[1]	661	1,586
Industria de Diseño Textil, SA	30,437	989
Stellantis NV	45,067	856
Wynn Resorts, Ltd.[1]	4,077	347
		37,860

Financials 7.27%
JPMorgan Chase & Co.	48,427	7,669
Berkshire Hathaway, Inc., Class A1	13	5,859
Berkshire Hathaway, Inc., Class B1	396	118
Brookfield Asset Management, Inc., Class A (CAD denominated)	54,939	3,318
Aon PLC, Class A	9,975	2,998
Zurich Insurance Group AG	5,606	2,463
S&P Global, Inc.	4,694	2,215
BlackRock, Inc.	2,403	2,200
Hong Kong Exchanges and Clearing, Ltd.	34,500	2,015
AIA Group, Ltd.	164,000	1,653

American Funds Insurance Series	155

Global Balanced Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Legal & General Group PLC	371,225	$1,495
FinecoBank SpA	70,697	1,242
B3 SA-Brasil, Bolsa, Balcao	363,556	727
		33,972

Consumer staples 7.05%
Nestlé SA	72,056	10,078
Philip Morris International, Inc.	56,450	5,363
Kweichow Moutai Co., Ltd., Class A	12,821	4,124
Altria Group, Inc.	66,224	3,138
Keurig Dr Pepper, Inc.	78,316	2,887
British American Tobacco PLC	70,634	2,613
British American Tobacco PLC (ADR)	3,765	141
Ocado Group PLC[1]	73,424	1,668
Procter & Gamble Company	7,504	1,227
Coca-Cola Europacific Partners PLC	16,379	916
Budweiser Brewing Co. APAC, Ltd.	296,400	777
		32,932

Industrials 5.17%
SITC International Holdings Co., Ltd.	880,000	3,183
Airbus SE, non-registered shares[1]	20,920	2,676
Lockheed Martin Corp.	7,077	2,515
Spirax-Sarco Engineering PLC	10,174	2,210
SMC Corp.	2,900	1,956
Watsco, Inc.	5,265	1,647
Nidec Corp.	14,000	1,646
CSX Corp.	38,123	1,433
MTU Aero Engines AG	6,895	1,408
BAE Systems PLC	188,486	1,403
United Parcel Service, Inc., Class B	5,782	1,239
Rockwell Automation	3,193	1,114
Union Pacific Corp.	3,852	971
Boeing Company[1]	3,799	765
		24,166

Materials 2.68%
Croda International PLC	24,938	3,416
Givaudan SA	521	2,740
Koninklijke DSM NV	6,905	1,557
Vale SA, ordinary nominative shares	97,077	1,359
Akzo Nobel NV	11,668	1,282
LyondellBasell Industries NV	13,775	1,270
Rio Tinto PLC	13,653	904
		12,528

Communication services 2.28%
Alphabet, Inc., Class C1	1,367	3,956
Verizon Communications, Inc.	46,574	2,420
SoftBank Corp.	140,700	1,779
Nintendo Co., Ltd.	3,600	1,679
América Móvil, SAB de CV, Series L (ADR)	38,489	812
		10,646
156	American Funds Insurance Series

Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Energy 2.20%
TC Energy Corp. (CAD denominated)		56,072	$2,608
BP PLC		506,765	2,267
Baker Hughes Co., Class A		68,451	1,647
Pioneer Natural Resources Company		8,353	1,519
Chevron Corp.		12,420	1,458
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)		72,976	801
			10,300

Real estate 2.20%
Crown Castle International Corp. REIT		14,772	3,083
Equinix, Inc. REIT		2,740	2,318
American Tower Corp. REIT		6,194	1,812
Gaming and Leisure Properties, Inc. REIT		33,941	1,651
Longfor Group Holdings, Ltd.		298,500	1,405
			10,269

Utilities 1.05%
National Grid PLC		208,445	2,990
Brookfield Infrastructure Partners LP		17,894	1,089
Enel SpA		106,113	852
			4,931

Total common stocks (cost: $174,532,000)			294,395

Preferred securities 0.31%
Information technology 0.31%
Samsung Electronics Co., Ltd., nonvoting preferred shares		24,146	1,446

Total preferred securities (cost: $1,229,000)			1,446

Convertible stocks 0.29%
Utilities 0.29%
AES Corp., convertible preferred units, 6.875% 2024		14,300	1,373

Total convertible stocks (cost: $1,430,000)			1,373

Bonds, notes & other debt instruments 29.03%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 12.77%
Abu Dhabi (Emirate of) 2.50% 2022[2]		$200	203
Abu Dhabi (Emirate of) 0.75% 2023[2]		275	274
Agricultural Development Bank of China 3.75% 2029	CNY	550	90
Agricultural Development Bank of China 2.96% 2030		4,350	675
Australia (Commonwealth of), Series 152, 2.75% 2028	A$	710	559
Australia (Commonwealth of), Series 163, 1.00% 2031		660	452
Australia (Commonwealth of), Series 156, 2.75% 2041		260	204
Brazil (Federative Republic of) 6.00% 2024[3]	BRL	3,176	581
Canada 2.25% 2025	C$	1,400	1,148
Canada 0.25% 2026		570	433
Canada 2.25% 2029		1,265	1,067
Chile (Republic of) 4.50% 2026	CLP	5,000	6
Chile (Republic of) 5.00% 2028		60,000	68
Chile (Republic of) 4.70% 2030		70,000	77
China (People’s Republic of), Series 1916, 3.12% 2026	CNY	6,650	1,067
China (People’s Republic of), Series INBK, 2.85% 2027		10,000	1,585
China (People’s Republic of), Series INBK, 3.28% 2027		800	130
China (People’s Republic of), Series INBK, 2.91% 2028		1,800	284
China (People’s Republic of), Series 1906, 3.29% 2029		5,500	887
China (People’s Republic of), Series 1910, 3.86% 2049		4,110	695

American Funds Insurance Series	157

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series INBK, 3.39% 2050	CNY	200	$31
China (People’s Republic of), Series INBK, 3.81% 2050		9,680	1,628
China Development Bank Corp., Series 2008, 2.89% 2025		3,240	511
China Development Bank Corp., Series 2004, 3.43% 2027		1,060	170
China Development Bank Corp., Series 1805, 4.04% 2028		8,230	1,371
China Development Bank Corp., Series 1805, 4.88% 2028		2,040	354
China Development Bank Corp., Series 1905, 3.48% 2029		5,000	806
Colombia (Republic of), Series B, 5.75% 2027	COP	2,198,800	489
Colombia (Republic of), Series B, 7.00% 2031		988,600	225
Czech Republic 0% 2024	CZK	2,800	117
Czech Republic 1.25% 2025		13,000	558
French Republic O.A.T. 0% 2030		€1,320	1,489
French Republic O.A.T. 3.25% 2045		160	281
Germany (Federal Republic of) 0% 2025		742	863
Germany (Federal Republic of) 0.25% 2029		600	713
Germany (Federal Republic of) 0% 2030		589	686
Germany (Federal Republic of) 0% 2031		875	1,014
Germany (Federal Republic of) 0% 2036		160	182
Germany (Federal Republic of) 0% 2050		540	589
Greece (Hellenic Republic of) 3.375% 2025		300	377
Greece (Hellenic Republic of) 3.75% 2028		280	377
Greece (Hellenic Republic of) 3.875% 2029		270	366
Hungary (Republic of) 2.125% 2031[2]		$460	454
Hungary (Republic of) 3.125% 2051[2]		200	197
India (Republic of) 5.15% 2025	INR	28,000	370
Indonesia (Republic of), Series 78, 8.25% 2029	IDR	4,301,000	337
Indonesia (Republic of), Series 82, 7.00% 2030		1,000,000	73
Indonesia (Republic of), Series 87, 6.50% 2031		2,010,000	143
Israel (State of) 2.875% 2024		€200	242
Israel (State of) 1.50% 2027		100	122
Italy (Republic of) 0.10% 2023[3]		805	946
Italy (Republic of) 0.95% 2027		246	286
Italy (Republic of) 0.25% 2028		820	911
Italy (Republic of) 1.35% 2030		660	777
Japan, Series 17, 0.10% 2023[3]		¥10,540	93
Japan, Series 19, 0.10% 2024[3]		30,570	271
Japan, Series 18, 0.10% 2024[3]		20,940	185
Japan, Series 145, 0.10% 2025		89,400	783
Japan, Series 21, 0.10% 2026[3]		40,800	365
Japan, Series 346, 0.10% 2027		173,250	1,520
Japan, Series 22, 0.10% 2027[3]		25,574	234
Japan, Series 24, 0.10% 2029[3]		25,674	232
Japan, Series 360, 0.10% 2030		341,700	2,996
Japan, Series 363, 0.10% 2031		56,000	489
Japan, Series 152, 1.20% 2035		264,400	2,589
Japan, Series 42, 1.70% 2044		94,100	1,019
Japan, Series 37, 0.60% 2050		26,950	230
Japan, Series 70, 0.70% 2051		56,350	493
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR	500	124
Malaysia (Federation of), Series 0119, 3.906% 2026		1,380	342
Malaysia (Federation of), Series 0417, 3.899% 2027		600	149
Malaysia (Federation of), Series 0219, 3.885% 2029		520	127
Malaysia (Federation of), Series 0318, 4.642% 2033		400	103
Malaysia (Federation of), Series 0418, 4.893% 2038		2,800	734
Malaysia (Federation of), Series 0519, 3.757% 2040		1,650	378
Malaysia (Federation of), Series 0216, 4.736% 2046		409	104
Malaysia (Federation of), Series 0518, 4.921% 2048		278	73
Malaysia (Federation of), Series 0519, 4.638% 2049		378	93
Malaysia (Federation of), Series 0120, 4.065% 2050		389	91
Morocco (Kingdom of) 3.50% 2024		€100	122
Morocco (Kingdom of) 1.50% 2031		100	105

158	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Netherlands (Kingdom of the) 5.50% 2028		€100	$155
Norway (Kingdom of) 1.75% 2025	NKr	3,500	400
Nova Scotia (Province of) 3.15% 2051	C$	170	153
Peru (Republic of) 2.392% 2026		$90	92
Philippines (Republic of) 0.001% 2024		¥100,000	864
Philippines (Republic of) 0.25% 2025		€100	114
Philippines (Republic of) 1.648% 2031		$200	194
Poland (Republic of), Series 0725, 3.25% 2025	PLN	1,900	465
Poland (Republic of), Series 1029, 2.75% 2029		410	95
Qatar (State of) 3.40% 2025[2]		$200	212
Romania 1.75% 2030		€210	224
Romania 3.624% 2030		517	639
Romania 2.00% 2032		100	106
Romania 2.00% 2033		200	208
Romania 3.50% 2034		65	78
Romania 3.375% 2038		80	92
Romania 4.625% 2049		39	50
Romania 3.375% 2050		73	79
Russian Federation 7.00% 2023	RUB	16,600	217
Russian Federation 2.875% 2025		€200	245
Russian Federation 4.25% 2027		$200	217
Russian Federation 4.375% 2029		200	221
Russian Federation 6.90% 2029	RUB	28,250	348
Russian Federation 7.65% 2030		38,320	493
Russian Federation 5.90% 2031		5,620	64
Russian Federation 6.90% 2031		18,200	221
Russian Federation 8.50% 2031		5,530	75
Russian Federation 7.70% 2033		23,030	295
Russian Federation 7.25% 2034		8,140	100
Saudi Arabia (Kingdom of) 2.894% 2022[2]		$200	202
Serbia (Republic of) 3.125% 2027		€640	778
Serbia (Republic of) 3.125% 2027		125	152
Serbia (Republic of) 2.05% 2036		185	193
South Korea (Republic of), Series 2209, 2.00% 2022	KRW	560,000	473
Spain (Kingdom of) 1.25% 2030		€480	586
Spain (Kingdom of) 0.50% 2031		325	368
Tunisia (Republic of) 6.75% 2023		150	143
Ukraine 6.876% 2029[2]		$250	222
United Kingdom 1.75% 2022		£280	383
United Kingdom 0.125% 2024		375	502
United Kingdom 1.00% 2024		1,120	1,529
United Kingdom 2.75% 2024		50	71
United Kingdom 0.375% 2030		730	943
United Kingdom 4.75% 2030		285	513
United Kingdom 4.25% 2032		230	412
United Kingdom 0.875% 2033		380	505
United Kingdom 3.25% 2044		250	473
United Kingdom 0.625% 2050		95	113
United Kingdom 1.25% 2051		114	158
United Mexican States, Series M, 7.50% 2027	MXN	13,000	637
United Mexican States, Series M20, 8.50% 2029		11,500	595
United Mexican States, Series M, 7.75% 2031		5,000	247
United Mexican States, Series M, 8.00% 2047		4,000	194
			59,692

U.S. Treasury bonds & notes 10.88%
U.S. Treasury 10.81%
U.S. Treasury 0.125% 2022		$6,681	6,667
U.S. Treasury 1.875% 2022		700	701
U.S. Treasury 0.125% 2023		516	515
U.S. Treasury 0.25% 2025		1,704	1,652

American Funds Insurance Series	159

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.375% 2025	$8,572	$8,317
U.S. Treasury 0.625% 2026	500	486
U.S. Treasury 0.75% 2026	2,075	2,036
U.S. Treasury 0.875% 2026	500	491
U.S. Treasury 0.875% 2026	454	447
U.S. Treasury 1.125% 2026	1,000	994
U.S. Treasury 2.875% 2028	1,275	1,390
U.S. Treasury 2.875% 2028	700	765
U.S. Treasury 0.625% 2030	2,223	2,079
U.S. Treasury 0.625% 2030	650	606
U.S. Treasury 0.875% 2030[4]	11,507	10,944
U.S. Treasury 1.25% 2031	575	562
U.S. Treasury 1.625% 2031	375	380
U.S. Treasury 1.875% 2041	1,145	1,134
U.S. Treasury 2.25% 2041	525	552
U.S. Treasury 2.875% 2046	400	474
U.S. Treasury 1.25% 2050	140	119
U.S. Treasury 1.375% 2050[4]	6,137	5,388
U.S. Treasury 2.00% 2051	3,191	3,257
U.S. Treasury 2.375% 2051	490	542
		50,498

U.S. Treasury inflation-protected securities 0.07%
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	231	328

Total U.S. Treasury bonds & notes		50,826

Corporate bonds, notes & loans 4.39%
Financials 1.33%
ACE INA Holdings, Inc. 2.875% 2022	10	10
ACE INA Holdings, Inc. 3.35% 2026	10	11
ACE INA Holdings, Inc. 4.35% 2045	20	25
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[5]	€100	123
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	$200	198
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	500	495
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	160	159
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	236	252
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[5]	20	20
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[5]	103	102
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[5]	175	184
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	310	305
Commonwealth Bank of Australia 2.688% 2031[2]	225	221
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	130	131
Goldman Sachs Group, Inc. 3.50% 2025	207	219
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	130	131
Goldman Sachs Group, Inc. 1.00% 2033[2]	€210	236
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[5]	$78	89
Groupe BPCE SA 0.64% 2022	¥100,000	870
Groupe BPCE SA 5.70% 2023[2]	$200	215
Groupe BPCE SA 1.00% 2025	€100	117
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	$200	216
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	186	184
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	160	185
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	200	194
Morgan Stanley 3.125% 2026	110	117
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	126	125
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[5]	72	74

160	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Insurance Company 3.75% 2050[2]	$23	$26
PNC Financial Services Group, Inc. 2.854% 2022[5]	100	102
Royal Bank of Canada 1.20% 2026	175	172
Skandinaviska Enskilda Banken AB 2.80% 2022	250	251
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[5]	400	407
		6,195

Utilities 0.88%
Alabama Power Co. 3.00% 2052	250	250
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	166
CMS Energy Corp. 3.00% 2026	150	157
Duke Energy Carolinas, LLC 3.05% 2023	280	287
Duke Energy Progress, LLC 3.70% 2028	75	82
Edison International 4.125% 2028	160	169
Enel Finance International SA 3.50% 2028[2]	200	214
Enersis Américas SA 4.00% 2026	35	37
Exelon Corp. 3.40% 2026	150	160
Exelon Corp., junior subordinated, 3.497% 2022[5]	25	25
FirstEnergy Corp. 3.50% 2028[2]	35	37
Florida Power & Light Company 2.875% 2051	120	122
Interstate Power and Light Co. 2.30% 2030	50	50
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	241
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	476
Niagara Mohawk Power Corp. 3.508% 2024[2]	85	89
Pacific Gas and Electric Co. 2.95% 2026	25	25
Pacific Gas and Electric Co. 2.10% 2027	100	97
Pacific Gas and Electric Co. 3.00% 2028	140	141
Pacific Gas and Electric Co. 4.65% 2028	114	124
Pacific Gas and Electric Co. 4.55% 2030	31	34
Pacific Gas and Electric Co. 2.50% 2031	600	572
Pacific Gas and Electric Co. 3.25% 2031	50	50
Pacific Gas and Electric Co. 3.50% 2050	137	127
State Grid Overseas Investment, Ltd. 1.25% 2022	€100	115
Xcel Energy, Inc. 3.35% 2026	$216	230
		4,105

Communication services 0.54%
AT&T, Inc. 2.75% 2031	375	383
AT&T, Inc. 2.55% 2033	64	63
Comcast Corp. 0% 2026	€100	113
Comcast Corp. 0.25% 2029	100	111
Deutsche Telekom International Finance BV 9.25% 2032	$45	72
KT Corp. 0.22% 2022	¥100,000	869
Orange SA 9.00% 2031[5]	$65	100
T-Mobile US, Inc. 2.05% 2028	200	199
Verizon Communications, Inc. 0.375% 2029	€140	157
Verizon Communications, Inc. 2.55% 2031	$325	328
Verizon Communications, Inc. 0.75% 2032	€100	111
		2,506

Energy 0.40%
Canadian Natural Resources, Ltd. 2.95% 2030	$161	163
Enbridge, Inc. 4.25% 2026	70	77
Enbridge, Inc. 3.70% 2027	45	48
Enbridge, Inc. 3.40% 2051	39	40
Energy Transfer Operating LP 5.00% 2050	136	157
Halliburton Company 3.80% 2025	3	3
Kinder Morgan, Inc. 3.60% 2051	120	121
MPLX LP 2.65% 2030	75	75

American Funds Insurance Series	161

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
MPLX LP 5.50% 2049		$215	$275
Petróleos Mexicanos 7.19% 2024	MXN	3,363	156
Petróleos Mexicanos 7.47% 2026		5,330	237
Qatar Petroleum 3.125% 2041[2]		$270	274
SA Global Sukuk, Ltd. 2.694% 2031[2]		200	201
Statoil ASA 3.70% 2024		50	53
			1,880

Consumer discretionary 0.30%
Amazon.com, Inc. 2.80% 2024		45	47
Amazon.com, Inc. 1.20% 2027		50	50
Amazon.com, Inc. 2.50% 2050		305	291
Bayerische Motoren Werke AG 3.90% 2025[2]		70	75
Bayerische Motoren Werke AG 4.15% 2030[2]		70	79
General Motors Financial Co. 2.40% 2028		150	151
Hyundai Capital America 3.25% 2022[2]		65	66
Hyundai Capital America 1.50% 2026[2]		250	243
Hyundai Capital America 2.375% 2027[2]		109	109
Hyundai Capital Services, Inc. 3.75% 2023[2]		250	258
Toyota Motor Credit Corp. 3.375% 2030		33	36
			1,405

Consumer staples 0.24%
Altria Group, Inc. 2.20% 2027		€270	328
Anheuser-Busch InBev NV 4.00% 2028		$100	111
Anheuser-Busch InBev NV 4.75% 2029		220	256
British American Tobacco PLC 3.215% 2026		62	65
British American Tobacco PLC 3.557% 2027		105	110
British American Tobacco PLC 3.462% 2029		75	78
Keurig Dr Pepper, Inc. 4.597% 2028		175	199
			1,147

Health care 0.24%
Aetna, Inc. 2.80% 2023		10	10
Amgen, Inc. 1.90% 2025		40	41
Amgen, Inc. 2.20% 2027		30	31
AstraZeneca Finance LLC 2.25% 2031		9	9
AstraZeneca PLC 3.50% 2023		150	156
AstraZeneca PLC 3.00% 2051		36	38
Becton, Dickinson and Company 3.734% 2024		10	11
Becton, Dickinson and Company 3.70% 2027		43	47
Becton, Dickinson and Company 2.823% 2030		28	29
Cigna Corp. 4.125% 2025		80	87
EMD Finance LLC 3.25% 2025[2]		250	263
Medtronic, Inc. 3.50% 2025		31	33
Stryker Corp. 0.75% 2029		€210	241
Takeda Pharmaceutical Company, Ltd. 2.25% 2026		100	124
			1,120

Real estate 0.18%
American Campus Communities, Inc. 3.75% 2023		$100	103
American Campus Communities, Inc. 4.125% 2024		90	96
American Tower Corp. 0.875% 2029		€250	282
Equinix, Inc. 2.15% 2030		$197	192
Essex Portfolio LP 3.50% 2025		120	127
Essex Portfolio LP 3.375% 2026		40	42
			842

162	American Funds Insurance Series

Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology 0.14%
Broadcom, Inc. 3.15% 2025		$17	$18
Broadcom, Inc. 4.15% 2030		70	78
Broadcom, Inc. 3.419% 2033[2]		53	55
Mastercard, Inc. 2.00% 2031		102	102
Microsoft Corp. 2.40% 2026		187	196
Oracle Corp. 2.65% 2026		216	222
			671

Industrials 0.12%
Canadian Pacific Railway, Ltd. 3.10% 2051		113	116
Carrier Global Corp. 2.242% 2025		36	37
Carrier Global Corp. 2.493% 2027		30	31
CSX Corp. 3.80% 2050		6	7
CSX Corp. 2.50% 2051		75	70
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]		100	115
United Technologies Corp. 4.125% 2028		170	190
			566

Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030		94	97

Total corporate bonds, notes & loans			20,534

Mortgage-backed obligations 0.93%
Other mortgage-backed securities 0.71%
Nordea Kredit 0.50% 2040[6]	DKr	1,717	250
Nykredit Realkredit AS, Series 01E, 1.50% 2037[6]		576	91
Nykredit Realkredit AS, Series 01E, 0.50% 2040[6]		7,659	1,113
Nykredit Realkredit AS, Series 01E, 1.50% 2040[6]		1,460	229
Nykredit Realkredit AS, Series 01E, 0.50% 2043[6]		8,365	1,202
Nykredit Realkredit AS, Series 01E, 0.50% 2050[6]		1,417	199
Nykredit Realkredit AS, Series 01E, 1.00% 2053[6]		890	128
Nykredit Realkredit AS, Series CCE, 1.00% 2050[6]		610	89
Realkredit Danmark AS 1.00% 2053[6]		200	29
			3,330

Federal agency mortgage-backed obligations 0.22%
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[6]		$7	8
Uniform Mortgage-Backed Security 2.50% 2052[6,7]		713	724
Uniform Mortgage-Backed Security 2.50% 2052[6,7]		277	282
			1,014

Total mortgage-backed obligations			4,344

Municipals 0.04%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	102

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	81

Total municipals			183

Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,6,8]		77	76

Total bonds, notes & other debt instruments (cost: $136,946,000)			135,655

American Funds Insurance Series	163

Global Balanced Fund (continued)

Short-term securities 7.44%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 5.13%
Canadian Imperial Bank of Commerce 1/14/2022[2]	0.125%		$5,000	$5,000
LVMH Moët Hennessy-Louis Vuitton SE 2/15/2022[2]	0.098		5,000	4,999
NRW.Bank 1/20/2022[2]	0.053		4,000	4,000
Toronto-Dominion Bank 1/24/2022[2]	0.058		10,000	9,999
				23,998
U.S. Treasury bills 1.93%
U.S. Treasury 4/21/2022	0.047		9,000	8,998

			Shares
Money market investments 0.24%
Capital Group Central Cash Fund 0.09%[9,10]			11,268	1,127

		Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.14%
Egyptian Treasury 1/4/2022	12.011	EGP	1,700	108
Egyptian Treasury 4/19/2022	11.506		3,000	185
Egyptian Treasury 4/26/2022	11.484		6,100	375
				668

Total short-term securities (cost: $34,790,000)				34,791
Total investment securities 100.06% (cost: $348,927,000)				467,660
Other assets less liabilities (0.06)%				(284)

Net assets 100.00%				$467,376

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	31	December 2022	$7,669	$(15)
5 Year U.S. Treasury Note Futures	Short	51	March 2022	(6,170)	(2)
10 Year Italy Government Bond Futures	Short	9	March 2022	(1,506)	26
10 Year Euro-Bund Futures	Short	22	March 2022	(4,292)	81
10 Year U.S. Treasury Note Futures	Short	2	March 2022	(261)	(3)
10 Year Ultra U.S. Treasury Note Futures	Short	14	March 2022	(2,050)	(28)
20 Year U.S. Treasury Bond Futures	Long	2	March 2022	321	3
30 Year Ultra U.S. Treasury Bond Futures	Long	5	March 2022	985	19
					$81

164	American Funds Insurance Series

Global Balanced Fund (continued)

Forward currency contracts

						Unrealized
						(depreciation)
Contract amount						appreciation
Currency purchased		Currency sold			Settlement	at 12/31/2021
(000)		(000)		Counterparty	date	(000)
CAD	110	USD	87	UBS AG	1/6/2022	$— [11]
EUR	1,016	USD	1,158	Citibank	1/6/2022	— [11]
USD	43	JPY	4,930	Goldman Sachs	1/6/2022	— [11]
USD	486	GBP	360	Citibank	1/6/2022	(1)
SEK	1,830	USD	206	Bank of America	1/7/2022	(4)
KRW	947,000	USD	806	Citibank	1/7/2022	(9)
GBP	390	USD	520	Goldman Sachs	1/10/2022	8
USD	100	AUD	140	Goldman Sachs	1/10/2022	(2)
USD	414	INR	31,100	HSBC Bank	1/10/2022	(3)
EUR	114	PLN	540	Citibank	1/10/2022	(4)
USD	583	BRL	3,300	Standard Chartered Bank	1/10/2022	(9)
USD	249	MXN	5,320	Goldman Sachs	1/10/2022	(11)
USD	383	MXN	8,260	Goldman Sachs	1/10/2022	(20)
CAD	10	USD	8	HSBC Bank	1/11/2022	— [11]
EUR	214	DKK	1,592	Goldman Sachs	1/11/2022	— [11]
USD	113	AUD	160	Standard Chartered Bank	1/11/2022	(4)
USD	570	CAD	730	Citibank	1/11/2022	(7)
CZK	11,700	EUR	459	Citibank	1/13/2022	12
GBP	200	EUR	233	Standard Chartered Bank	1/13/2022	5
USD	600	ILS	1,860	Goldman Sachs	1/13/2022	2
CNH	1,300	USD	203	Barclays Bank PLC	1/13/2022	1
EUR	1,766	DKK	13,140	Goldman Sachs	1/13/2022	(1)
USD	139	NZD	204	Morgan Stanley	1/13/2022	(1)
EUR	544	CZK	13,860	Citibank	1/13/2022	(14)
USD	520	CZK	11,700	JPMorgan Chase	1/13/2022	(14)
USD	561	MXN	11,865	Citibank	1/13/2022	(17)
JPY	156,380	USD	1,379	Bank of New York Mellon	1/13/2022	(19)
KRW	1,421,430	USD	1,202	Citibank	1/14/2022	(7)
JPY	7,400	USD	65	Goldman Sachs	1/18/2022	(1)
JPY	56,270	USD	495	Bank of New York Mellon	1/18/2022	(6)
JPY	73,800	USD	651	UBS AG	1/18/2022	(9)
JPY	100,700	USD	902	Goldman Sachs	1/18/2022	(26)
MYR	1,100	USD	262	HSBC Bank	1/19/2022	2
USD	988	MYR	4,170	HSBC Bank	1/19/2022	(13)
USD	1,252	JPY	142,600	Morgan Stanley	1/20/2022	12
AUD	340	USD	245	Standard Chartered Bank	1/20/2022	3
USD	238	JPY	27,300	HSBC Bank	1/20/2022	1
USD	500	JPY	57,400	Goldman Sachs	1/20/2022	1
NOK	2,145	EUR	214	UBS AG	1/20/2022	(1)
USD	589	EUR	520	Morgan Stanley	1/20/2022	(4)
EUR	309	NOK	3,150	Morgan Stanley	1/20/2022	(5)
JPY	101,800	USD	895	Bank of New York Mellon	1/20/2022	(9)
JPY	136,530	USD	1,204	HSBC Bank	1/20/2022	(17)
USD	252	COP	987,300	Goldman Sachs	2/14/2022	10
JPY	45,590	USD	404	Morgan Stanley	2/14/2022	(8)
						$(189)

American Funds Insurance Series	165

Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

									Unrealized
								Upfront	(depreciation)
Receive		Pay					Value at	premium	appreciation
	Payment		Payment	Expiration	Notional		12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$	375	$(3)	$—	$(3)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		3,197	(28)	—	(28)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		1,178	(10)	—	(10)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		2,945	(25)	—	(25)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		486	(4)	—	(4)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		486	(4)	—	(4)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		533	(4)	—	(4)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023		$643	5	—	5
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$	1,001	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023		$697	5	—	5
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$	1,000	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023		$697	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$	1,019	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023		$708	5	—	5
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$	1,024	(8)	—	(8)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023		$697	5	—	5
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023		697	5	—	5
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$	904	(6)	—	(6)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		1,031	(7)	—	(7)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023		$697	5	—	5
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$	1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023		$699	4	—	4
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$	1,029	(6)	—	(6)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023		$894	5	—	5
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$	1,144	(6)	—	(6)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	3	—	3
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		1,463	3	—	3
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		123	— [11]	—	— [11]
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024		$1,230	(16)	—	(16)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026	MXN	2,600	(6)	—	(6)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		2,600	(6)	—	(6)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		4,000	(10)	—	(10)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		9,200	(22)	—	(22)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		5,200	(12)	—	(12)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		5,300	(13)	—	(13)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		2,700	(6)	—	(6)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		2,700	(6)	—	(6)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026		2,300	(5)	—	(5)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		2,000	(3)	—	(3)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		2,600	(4)	—	(4)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		3,200	(5)	—	(5)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		8,900	(13)	—	(13)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		8,600	(13)	—	(13)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		11,300	(18)	—	(18)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		900	— [11]	—	— [11]
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		900	— [11]	—	— [11]
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		1,840	(1)	—	(1)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026		2,060	(1)	—	(1)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		6,100	3	—	3
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		6,000	3	—	3
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		3,701	1	—	1
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		2,500	1	—	1

166	American Funds Insurance Series

Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Unrealized
								Upfront	(depreciation)
Receive		Pay					Value at	premium	appreciation
	Payment		Payment	Expiration	Notional		12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026	MXN	7,639	$1	$—	$1
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031		$450	2	—	2
								$—	$(237)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

						Upfront	Unrealized
					Value at	premium	depreciation
Reference	Financing	Payment	Expiration	Notional	12/31/2021	received	at 12/31/2021
index	rate paid	frequency	date	(000)	(000)	(000)	(000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$1,410	$(34)	$(33)	$(1)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	1,270	(37)	(36)	(1)
						$(69)	$(2)

Investments in affiliates10

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	gain	depreciation	12/31/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 0.24%
Money market investments 0.24%
Capital Group Central Cash Fund 0.09%[9]	$24,329	$138,399	$161,601	$2	$(2)	$1,127	$20

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,614,000, which represented 6.12% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $548,000, which represented .12% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Rate represents the seven-day yield at 12/31/2021.
[10]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Amount less than one thousand.
American Funds Insurance Series	167

Global Balanced Fund (continued)

Key to abbreviations and symbols

ADR = American Depositary Receipts

AUD/A$ = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP/£ = British pounds

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

USD/$ = U.S. dollars

See notes to financial statements.

168	American Funds Insurance Series

The Bond Fund of America

(formerly Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 97.12%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 44.09% U.S. Treasury 32.45%
U.S. Treasury 0.125% 2023	$39,035	$38,805
U.S. Treasury 0.125% 2023	28,515	28,272
U.S. Treasury 0.25% 2023	10,969	10,893
U.S. Treasury 0.25% 2024	250,000	247,108
U.S. Treasury 0.25% 2024	155,500	153,253
U.S. Treasury 0.375% 2024[1]	654,655	648,190
U.S. Treasury 0.375% 2024	77,000	76,058
U.S. Treasury 0.375% 2024	47,205	46,548
U.S. Treasury 0.375% 2024	26,455	26,111
U.S. Treasury 2.125% 2024	72,100	74,490
U.S. Treasury 2.125% 2024[1]	72,100	74,417
U.S. Treasury 0.375% 2025	200,000	193,932
U.S. Treasury 2.875% 2025[1]	96,200	102,271
U.S. Treasury 2.875% 2025	72,100	76,395
U.S. Treasury 0.375% 2026	40,000	38,722
U.S. Treasury 0.75% 2026	121,805	119,444
U.S. Treasury 0.75% 2026	78,035	76,470
U.S. Treasury 0.75% 2026	26,766	26,179
U.S. Treasury 1.25% 2026	4,880	4,880
U.S. Treasury 1.375% 2026[1]	75,000	75,490
U.S. Treasury 0.50% 2027	165,625	158,930
U.S. Treasury 0.50% 2027	136,920	130,717
U.S. Treasury 2.25% 2027[1]	120,200	126,271
U.S. Treasury 2.25% 2027[1]	72,100	75,580
U.S. Treasury 6.125% 2027	24,000	30,504
U.S. Treasury 1.25% 2028	79,480	78,735
U.S. Treasury 2.875% 2028	72,100	78,778
U.S. Treasury 1.375% 2031	301,095	297,352
U.S. Treasury 1.625% 2031	1,630	1,651
U.S. Treasury 1.125% 2040	124,213	108,948
U.S. Treasury 1.375% 2040	40,000	36,456
U.S. Treasury 1.75% 2041	16,261	15,763
U.S. Treasury 1.875% 2041	79,700	78,902
U.S. Treasury 3.00% 2049[1]	150,000	184,727
U.S. Treasury 1.25% 2050	21,285	18,108
U.S. Treasury 1.375% 2050	32,062	28,147
U.S. Treasury 1.875% 2051	37,365	37,112
U.S. Treasury 2.00% 2051[1]	619,330	632,147
U.S. Treasury 2.375% 2051[1]	20,208	22,358
		4,279,114

U.S. Treasury inflation-protected securities 11.64%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	55,972	57,393
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	54,276	55,110
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	194,903	201,468
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,212	13,905
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	79,739	83,428
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	192,200	205,089
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	93,313	99,737
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	56,274	59,963
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	13,215	14,260
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,179	28,066
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	92,614	100,778
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	169,481	184,450
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	117,580	126,957
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	79,671	88,614
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	84,076	94,248

American Funds Insurance Series	169

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	$73,312	$82,410
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	18,754	20,999
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	15,704	18,599
		1,535,474

Total U.S. Treasury bonds & notes		5,814,588

Corporate bonds, notes & loans 32.85%
Financials 7.91%
ACE INA Holdings, Inc. 2.875% 2022	3,625	3,681
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,173
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,752
AerCap Holdings NV 6.50% 2025	1,798	2,056
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	3,130	3,118
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	5,996	5,988
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	10,289	10,379
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	12,359	12,543
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	12,595	12,842
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.40% 2033	5,120	5,219
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.85% 2041	1,254	1,309
Ally Financial, Inc. 5.125% 2024	1,500	1,640
Ally Financial, Inc. 8.00% 2031	8,479	11,668
Ally Financial, Inc. 8.00% 2031	7,070	10,020
American International Group, Inc. 4.20% 2028	9,875	11,025
Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,136
ASB Bank, Ltd. 2.375% 2031[3]	1,575	1,567
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[4]	1,400	1,375
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[4]	6,200	6,214
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	981	975
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	7,989	7,935
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	10,129	10,821
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[4]	682	678
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	21,177	20,299
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[4]	49,520	48,742
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[4]	2,226	2,238
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	10,318	10,482
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	254
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	221
Bank of Nova Scotia 1.35% 2026	3,345	3,309
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,607
BNP Paribas 3.80% 2024[3]	18,775	19,703
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	2,961
BNP Paribas 3.375% 2025[3]	6,425	6,750
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,122
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,203
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,375	3,311
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	3,475	3,527
Capital One Financial Corp. 1.343% 2024 (USD-SOFR + 0.69% on 12/6/2023)[4]	6,200	6,240
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 2031	1,126	1,081
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[4]	5,410	5,591
CIT Group, Inc. 4.75% 2024	2,066	2,187
Citigroup, Inc. 4.60% 2026	1,800	1,987
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[4]	8,740	8,595
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,462
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,310
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,196
Credit Suisse Group AG 3.80% 2023	12,925	13,396
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	520

170	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	$850	$869
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,787
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	10,950	10,590
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,418
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	7,506
Danske Bank AS 1.549% 2027 (UST Yield Curve Rate T Note Constant Maturity 1-year + 0.73% on 9/10/2026)[3,4]	2,990	2,923
Deutsche Bank AG 3.30% 2022	2,695	2,751
Deutsche Bank AG 5.00% 2022	2,675	2,687
Deutsche Bank AG 3.95% 2023	6,350	6,550
Deutsche Bank AG 0.898% 2024	2,500	2,479
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[4]	10,475	10,614
Deutsche Bank AG 3.70% 2024	7,700	8,095
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[4]	8,586	9,073
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[4]	42,264	42,211
Deutsche Bank AG 4.10% 2026	8,162	8,723
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	3,825	3,826
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[4]	2,900	3,056
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[4]	2,100	2,118
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[4]	4,000	4,094
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,184
Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,815
Goldman Sachs Group, Inc. 1.217% 2023	6,030	6,047
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	3,030	2,970
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[4]	13,275	13,014
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[4]	15,695	15,633
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	9,600	10,451
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[4]	19,697	19,410
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	7,605	7,668
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 1.264% on 10/21/2031)[4]	6,075	6,119
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[4]	3,160	3,148
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[4]	1,750	1,910
Groupe BPCE SA 2.75% 2023[3]	6,875	7,019
Groupe BPCE SA 5.70% 2023[3]	28,166	30,291
Groupe BPCE SA 5.15% 2024[3]	5,481	5,939
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,268
Hartford Financial Services Group, Inc. 2.90% 2051	713	704
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[4]	5,270	5,284
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[4]	2,628	2,579
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	9,525	10,679
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	6,490	6,517
Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	6,417
Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	692
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[5]	2,000	1,960
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[5]	397	379
Huarong Finance II Co., Ltd. 5.00% 2025	480	500
Huarong Finance II Co., Ltd. 5.50% 2025	6,669	7,011
Huarong Finance II Co., Ltd. 4.625% 2026	200	207
Huarong Finance II Co., Ltd. 4.875% 2026	2,106	2,188
Intesa Sanpaolo SpA 3.375% 2023[3]	10,035	10,256
Intesa Sanpaolo SpA 3.25% 2024[3]	770	802
Intesa Sanpaolo SpA 5.017% 2024[3]	68,143	73,061
Intesa Sanpaolo SpA 5.71% 2026[3]	15,400	17,049
Intesa Sanpaolo SpA 3.875% 2027[3]	6,250	6,635
Intesa Sanpaolo SpA 3.875% 2028[3]	1,986	2,103
Iron Mountain Information Management Services, Inc. 5.00% 2032[3]	2,060	2,112

American Funds Insurance Series	171

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[4]	$5,870	$5,816
JPMorgan Chase & Co. 1.561% 2025 (USD-SOFR + 0.605% on 12/10/2024)[4]	14,395	14,418
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[4]	5,965	5,850
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	1,832	1,811
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	2,453	2,434
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[4]	9,600	10,292
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[4]	11,980	13,412
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[4]	1,766	1,787
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[4]	7,826	7,879
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,802	4,869
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[4]	2,675	2,729
Lloyds Banking Group PLC 4.375% 2028	8,825	9,908
Marsh & McLennan Companies, Inc. 2.375% 2031	367	371
Marsh & McLennan Companies, Inc. 2.90% 2051	505	505
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,921
MetLife, Inc. 3.60% 2025	3,490	3,767
Mitsubishi UFJ Financial Group, Inc. 0.962% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[4]	2,960	2,921
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[4]	6,200	6,093
Mitsubishi UFJ Financial Group, Inc. 1.64% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[4]	2,225	2,197
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[4]	4,615	4,543
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[4]	3,065	3,035
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[4]	3,083	3,061
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	2,300	2,372
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[4]	10,488	10,327
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[4]	33,694	32,991
Morgan Stanley 2.511% 2032 (USD-SOFR + 1.20% on 10/20/2031)[4]	3,951	3,952
MSCI, Inc. 3.25% 2033[3]	2,750	2,785
Navient Corp. 6.75% 2025	425	468
OneMain Holdings, Inc. 7.125% 2026	250	285
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,850	5,961
PNC Funding Corp. 3.30% 2022	8,700	8,724
Rede D’Or Finance SARL 4.50% 2030[3]	1,572	1,533
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,682
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[4]	1,530	1,577
Synchrony Financial 2.85% 2022	5,400	5,456
Synchrony Financial 4.375% 2024	3,640	3,842
Synchrony Financial 2.875% 2031	1,730	1,728
Toronto-Dominion Bank 2.00% 2031	3,510	3,464
Travelers Companies, Inc. 2.55% 2050	768	732
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,904
UniCredit SpA 3.75% 2022[3]	2,545	2,564
UniCredit SpA 6.572% 2022[3]	11,295	11,312
UniCredit SpA 4.625% 2027[3]	1,395	1,530
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,708
Vigorous Champion International, Ltd. 4.25% 2029	462	488
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	20,480	21,005
Westpac Banking Corp. 1.953% 2028	4,305	4,291
		1,043,099

172	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 4.54%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[3]	$10,500	$11,432
AEP Texas, Inc. 3.45% 2051	1,475	1,489
Alabama Power Co. 3.00% 2052	3,880	3,880
Alfa Desarrollo SpA 4.55% 2051[3]	1,005	994
Ameren Corp. 4.50% 2049	2,875	3,670
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,155
Comisión Federal de Electricidad 3.348% 2031[3]	6,000	5,894
Comisión Federal de Electricidad 3.875% 2033[3]	1,340	1,319
Comisión Federal de Electricidad 4.677% 2051[3]	6,050	5,704
Connecticut Light and Power Co. 2.05% 2031	1,775	1,751
Consumers Energy Co. 4.05% 2048	8,270	9,890
Consumers Energy Co. 3.75% 2050	5,625	6,476
Dominion Energy, Inc. 2.25% 2031	3,925	3,837
Duke Energy Corp. 3.75% 2024	3,826	4,020
Duke Energy Florida, LLC 3.40% 2046	5,669	5,996
Duke Energy Florida, LLC 3.00% 2051	711	718
Duke Energy Progress, LLC 3.70% 2028	3,750	4,113
Duke Energy Progress, LLC 2.00% 2031	1,775	1,736
Duke Energy Progress, LLC 2.50% 2050	644	597
Edison International 3.125% 2022	2,900	2,946
Edison International 3.55% 2024	6,850	7,169
Edison International 4.95% 2025	175	190
Edison International 5.75% 2027	3,181	3,629
Edison International 4.125% 2028	3,644	3,849
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[4]	€7,600	8,700
Emera US Finance LP 0.833% 2024	$600	589
Emera US Finance LP 2.639% 2031	4,400	4,330
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,425	1,644
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,116
ENN Clean Energy International Investment, Ltd. 3.375% 2026[3]	1,310	1,304
Entergy Louisiana, LLC 4.20% 2048	6,325	7,542
Eversource Energy 2.75% 2022	527	528
Eversource Energy 3.80% 2023	5,000	5,251
FirstEnergy Corp. 1.60% 2026	20,066	19,414
FirstEnergy Corp. 3.50% 2028[3]	2,400	2,560
FirstEnergy Corp. 4.10% 2028[3]	425	467
FirstEnergy Corp. 2.25% 2030	13,707	13,215
FirstEnergy Corp. 2.65% 2030	12,524	12,399
FirstEnergy Corp., Series A, 3.35% 2022[4]	13,398	13,456
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[4]	12,178	13,126
FirstEnergy Transmission LLC 2.866% 2028[3]	4,000	4,010
Florida Power & Light Company 2.875% 2051	6,900	7,016
Georgia Power Co. 3.70% 2050	275	293
Interchile SA 4.50% 2056[3]	465	495
Israel Electric Corp., Ltd. 4.25% 2028[3]	5,870	6,461
Jersey Central Power & Light Co. 2.75% 2032[3]	525	533
MidAmerican Energy Holdings Co. 2.70% 2052	1,053	1,025
Mississippi Power Co. 4.25% 2042	5,020	5,774
Monongahela Power Co. 3.55% 2027[3]	1,700	1,819
NextEra Energy Capital Holdings, Inc. 1.875% 2027	3,000	3,020
NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,540
NextEra Energy Capital Holdings, Inc. 2.44% 2032	5,875	5,893
Oncor Electric Delivery Company, LLC 2.70% 2051[3]	300	289
Pacific Gas and Electric Co. 1.75% 2022	13,000	13,000
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,481
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,721
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,070

American Funds Insurance Series	173

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 2.95% 2026	$10,850	$11,046
Pacific Gas and Electric Co. 3.15% 2026	27,543	28,180
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,500
Pacific Gas and Electric Co. 3.30% 2027	5,850	5,957
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,608
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,624
Pacific Gas and Electric Co. 4.55% 2030	35,299	38,201
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,784
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,306
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,266
Pacific Gas and Electric Co. 3.75% 2042	9,466	8,851
Pacific Gas and Electric Co. 4.75% 2044	336	349
Pacific Gas and Electric Co. 3.50% 2050	6,836	6,350
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,458
Public Service Electric and Gas Co. 1.90% 2031	775	755
Puget Energy, Inc. 5.625% 2022	8,004	8,114
Puget Energy, Inc. 3.65% 2025	300	317
San Diego Gas & Electric Co. 3.32% 2050	748	790
San Diego Gas & Electric Co. 2.95% 2051	6,804	6,865
Southern California Edison Co. 2.85% 2029	8,200	8,491
Southern California Edison Co. 4.20% 2029	11,000	12,278
Southern California Edison Co. 2.50% 2031	5,149	5,174
Southern California Edison Co. 5.35% 2035	6,450	8,043
Southern California Edison Co. 5.75% 2035	4,549	5,861
Southern California Edison Co. 5.625% 2036	7,051	8,895
Southern California Edison Co. 5.55% 2037	3,844	4,797
Southern California Edison Co. 5.95% 2038	5,121	6,632
Southern California Edison Co. 4.00% 2047	9,402	10,390
Southern California Edison Co. 4.125% 2048	8,048	9,049
Southern California Edison Co. 4.875% 2049	916	1,121
Southern California Edison Co. 3.65% 2050	7,331	7,777
Southern California Edison Co. 3.65% 2051	6,978	7,579
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,790
Southwestern Electric Power Co. 1.65% 2026	3,550	3,524
Southwestern Electric Power Co. 3.25% 2051	2,270	2,256
Union Electric Co. 2.15% 2032	3,175	3,120
Virginia Electric and Power Co. 2.30% 2031	2,425	2,446
WEC Energy Group, Inc. 2.20% 2028	1,575	1,574
Wisconsin Electric Power Co. 2.85% 2051	375	369
Wisconsin Power and Light Co. 1.95% 2031	525	511
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,211
Xcel Energy, Inc. 3.30% 2025	5,650	5,936
Xcel Energy, Inc. 1.75% 2027	5,660	5,613
Xcel Energy, Inc. 2.60% 2029	2,925	2,993
Xcel Energy, Inc. 2.35% 2031	8,500	8,467
		598,753

Energy 4.39%
Antero Resources Corp. 5.375% 2030[3]	280	300
Apache Corp. 4.625% 2025	645	693
Apache Corp. 4.25% 2030	2,465	2,679
Apache Corp. 5.35% 2049	800	915
Baker Hughes, a GE Co. 2.061% 2026	1,136	1,147
Canadian Natural Resources, Ltd. 2.05% 2025	754	762
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,234
Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,128
Cenovus Energy, Inc. 5.375% 2025	2,763	3,052
Cenovus Energy, Inc. 4.25% 2027	18,067	19,707
Cenovus Energy, Inc. 2.65% 2032	2,969	2,908

174	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Cenovus Energy, Inc. 5.25% 2037	$770	$911
Cenovus Energy, Inc. 5.40% 2047	15,180	18,942
Cheniere Energy Partners LP 3.25% 2032[3]	937	948
Cheniere Energy, Inc. 7.00% 2024	410	454
Cheniere Energy, Inc. 3.70% 2029	6,511	6,980
Chevron Corp. 2.355% 2022	4,800	4,861
Chevron Corp. 2.954% 2026	3,365	3,566
Chevron Corp. 3.078% 2050	692	737
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,869
DCP Midstream Operating LP 4.95% 2022	500	500
Devon Energy Corp. 4.50% 2030	5,197	5,582
Diamondback Energy, Inc. 4.40% 2051	2,016	2,316
DT Midstream, Inc. 4.125% 2029[3]	555	569
Enbridge Energy Partners LP 7.375% 2045	11,183	17,502
Enbridge, Inc. 4.00% 2023	1,500	1,567
Energy Transfer Operating LP 5.875% 2024	294	317
Energy Transfer Operating LP 2.90% 2025	4,402	4,551
Energy Transfer Operating LP 3.75% 2030	7,707	8,175
Energy Transfer Operating LP 5.00% 2050	14,895	17,181
Energy Transfer Partners LP 4.20% 2023	2,860	2,988
Energy Transfer Partners LP 4.50% 2024	4,915	5,212
Energy Transfer Partners LP 4.75% 2026	1,506	1,649
Energy Transfer Partners LP 4.95% 2028	4,559	5,133
Energy Transfer Partners LP 5.25% 2029	1,275	1,462
Energy Transfer Partners LP 6.125% 2045	8,946	11,152
Energy Transfer Partners LP 5.30% 2047	10,459	12,148
Energy Transfer Partners LP 6.00% 2048	1,241	1,545
Energy Transfer Partners LP 6.25% 2049	1,104	1,445
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[4]	7,850	6,840
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[4]	500	476
Enterprise Products Operating LLC 3.20% 2052	3,031	2,981
Enterprise Products Operating LLC 3.30% 2053	2,358	2,350
EQT Corp. 3.00% 2022	6,700	6,776
EQT Corp. 7.50% 2030[4]	7,500	9,649
EQT Corp. 3.625% 2031[3]	425	442
Equinor ASA 3.625% 2028	4,928	5,418
Equinor ASA 3.125% 2030	20,000	21,508
Equinor ASA 3.25% 2049	5,687	6,040
Exxon Mobil Corp. 3.043% 2026	4,625	4,897
Exxon Mobil Corp. 2.61% 2030	1,040	1,079
Kinder Morgan, Inc. 3.60% 2051	4,154	4,187
MPLX LP 1.75% 2026	5,557	5,507
MPLX LP 4.00% 2028	4,665	5,059
MPLX LP 2.65% 2030	2,404	2,396
MPLX LP 5.50% 2049	8,081	10,344
Odebrecht Drilling Norbe 1.00% PIK and 6.35% Cash 2026[3,6]	39	21
Odebrecht Drilling Norbe 0% perpetual bonds[3]	1,150	11
Oleoducto Central SA 4.00% 2027[3]	1,715	1,707
Oleoducto Central SA 4.00% 2027	350	348
ONEOK, Inc. 2.20% 2025	193	195
ONEOK, Inc. 5.85% 2026	896	1,028
ONEOK, Inc. 4.55% 2028	1,610	1,779
ONEOK, Inc. 3.10% 2030	540	551
ONEOK, Inc. 6.35% 2031	984	1,237
ONEOK, Inc. 5.20% 2048	10,168	12,317
ONEOK, Inc. 4.45% 2049	440	487
ONEOK, Inc. 4.50% 2050	1,266	1,406

American Funds Insurance Series	175

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 7.15% 2051	$3,275	$4,737
Petróleos Mexicanos 4.875% 2022	1,000	1,003
Petróleos Mexicanos 6.875% 2025[3]	3,663	4,007
Petróleos Mexicanos 6.875% 2025	1,337	1,462
Petróleos Mexicanos 6.875% 2026	43,810	48,228
Petróleos Mexicanos 6.50% 2027	31,829	33,997
Petróleos Mexicanos 6.50% 2029	3,409	3,543
Petróleos Mexicanos 6.70% 2032[3]	18,259	18,478
Petróleos Mexicanos 7.69% 2050	285	276
Qatar Petroleum 1.375% 2026[3]	16,725	16,422
Qatar Petroleum 2.25% 2031[3]	18,400	18,273
Qatar Petroleum 3.125% 2041[3]	7,310	7,407
Qatar Petroleum 3.30% 2051[3]	2,185	2,257
SA Global Sukuk, Ltd. 0.946% 2024[3]	9,410	9,278
SA Global Sukuk, Ltd. 1.602% 2026[3]	25,336	24,975
SA Global Sukuk, Ltd. 2.694% 2031[3]	4,680	4,716
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	1,000	1,046
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,705
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,110
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,030
Saudi Arabian Oil Co. 2.875% 2024[3]	4,885	5,049
Shell International Finance BV 3.875% 2028	9,410	10,525
Shell International Finance BV 2.75% 2030	1,186	1,240
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,743	3,911
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	3,419	3,563
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	460	479
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[3]	1,183	1,236
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[4]	495	545
Suncor Energy, Inc. 3.75% 2051	552	594
Sunoco Logistics Operating Partners LP 5.40% 2047	5,641	6,634
Targa Resources Partners LP 5.375% 2027	175	181
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,200
Total Capital International 3.455% 2029	885	960
TransCanada PipeLines, Ltd. 4.10% 2030	1,578	1,762
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[4]	2,782	2,911
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[4]	2,202	2,424
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[4]	3,079	3,646
Williams Partners LP 4.50% 2023	500	527
Williams Partners LP 4.30% 2024	595	628
		578,788

Consumer discretionary 3.99%
Allied Universal Holdco LLC 4.625% 2028[3]	335	335
Amazon.com, Inc. 1.65% 2028	6,855	6,871
Amazon.com, Inc. 2.10% 2031	7,155	7,259
Amazon.com, Inc. 2.875% 2041	1,480	1,540
Amazon.com, Inc. 3.10% 2051	9,380	10,039
Amazon.com, Inc. 3.25% 2061	4,100	4,426
Atlas LuxCo 4 SARL 4.625% 2028[3]	255	251
Bayerische Motoren Werke AG 1.25% 2026[3]	100	99
Bayerische Motoren Werke AG 1.95% 2031[3]	620	604
Daimler Trucks Finance North America, LLC 1.125% 2023[3]	3,015	3,017
Daimler Trucks Finance North America, LLC 1.625% 2024[3]	4,950	4,990
Daimler Trucks Finance North America, LLC 2.00% 2026[3]	2,460	2,472
Daimler Trucks Finance North America, LLC 2.375% 2028[3]	3,975	3,996
Daimler Trucks Finance North America, LLC 2.50% 2031[3]	9,625	9,631
DaimlerChrysler North America Holding Corp. 1.75% 2023[3]	8,000	8,082
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	2,000	2,056
Ford Motor Credit Company LLC 5.125% 2025	3,870	4,214

176	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 3.815% 2027	$3,790	$4,013
Ford Motor Credit Company LLC 4.125% 2027	39,080	42,231
Ford Motor Credit Company LLC 4.271% 2027	18,542	19,954
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,785
General Motors Company 5.40% 2023	421	451
General Motors Company 4.35% 2025	11,358	12,229
General Motors Company 6.125% 2025	28,743	33,046
General Motors Company 6.80% 2027	1,030	1,265
General Motors Company 5.40% 2048	7,200	9,208
General Motors Financial Co. 3.55% 2022	3,703	3,757
General Motors Financial Co. 3.25% 2023	964	985
General Motors Financial Co. 1.05% 2024	4,200	4,180
General Motors Financial Co. 3.50% 2024	9,945	10,447
General Motors Financial Co. 3.95% 2024	3,969	4,179
General Motors Financial Co. 5.10% 2024	1,081	1,160
General Motors Financial Co. 2.75% 2025	3,819	3,944
General Motors Financial Co. 2.90% 2025	1,032	1,068
General Motors Financial Co. 1.25% 2026	5,450	5,338
General Motors Financial Co. 2.70% 2027	6,079	6,188
General Motors Financial Co. 2.40% 2028	13,909	13,977
General Motors Financial Co. 2.40% 2028	464	463
General Motors Financial Co. 3.60% 2030	465	496
General Motors Financial Co. 2.35% 2031	6,075	5,920
General Motors Financial Co. 2.70% 2031	6,075	6,060
Grand Canyon University 4.125% 2024	4,190	4,289
Home Depot, Inc. 2.95% 2029	6,081	6,484
Home Depot, Inc. 4.50% 2048	1,915	2,482
Hyundai Capital America 2.85% 2022[3]	4,118	4,190
Hyundai Capital America 3.00% 2022[3]	4,500	4,547
Hyundai Capital America 3.25% 2022[3]	1,521	1,550
Hyundai Capital America 3.95% 2022[3]	8,000	8,019
Hyundai Capital America 1.25% 2023[3]	3,150	3,149
Hyundai Capital America 2.375% 2023[3]	9,977	10,118
Hyundai Capital America 0.875% 2024[3]	2,780	2,728
Hyundai Capital America 1.00% 2024[3]	2,750	2,704
Hyundai Capital America 3.40% 2024[3]	8,180	8,535
Hyundai Capital America 1.80% 2025[3]	12,714	12,656
Hyundai Capital America 2.65% 2025[3]	13,054	13,387
Hyundai Capital America 1.30% 2026[3]	6,000	5,834
Hyundai Capital America 1.50% 2026[3]	8,310	8,086
Hyundai Capital America 1.65% 2026[3]	7,275	7,138
Hyundai Capital America 2.375% 2027[3]	6,264	6,236
Hyundai Capital America 3.00% 2027[3]	10,408	10,777
Hyundai Capital America 1.80% 2028[3]	6,000	5,803
Hyundai Capital America 2.00% 2028[3]	5,900	5,757
Hyundai Capital America 2.10% 2028[3]	4,400	4,278
Hyundai Capital Services, Inc. 1.25% 2026[3]	3,695	3,608
Limited Brands, Inc. 6.875% 2035	740	921
Marriott International, Inc. 5.75% 2025	330	372
Marriott International, Inc. 3.125% 2026	410	426
Marriott International, Inc. 2.75% 2033	850	826
McDonald’s Corp. 2.125% 2030	2,482	2,473
McDonald’s Corp. 4.45% 2047	3,535	4,323
McDonald’s Corp. 3.625% 2049	2,938	3,257
Meituan Dianping 3.05% 2030[3]	3,200	2,965
MGM Resorts International 7.75% 2022	2,000	2,028
NIKE, Inc. 3.25% 2040	6,171	6,727
NIKE, Inc. 3.875% 2045	1,560	1,876
Nissan Motor Co., Ltd. 2.60% 2022[3]	1,415	1,430

American Funds Insurance Series	177

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 3.043% 2023[3]	$240	$246
Nissan Motor Co., Ltd. 3.522% 2025[3]	800	839
Nissan Motor Co., Ltd. 2.00% 2026[3]	12,000	11,832
Nissan Motor Co., Ltd. 4.345% 2027[3]	1,790	1,934
Nissan Motor Co., Ltd. 2.75% 2028[3]	11,200	11,130
Nissan Motor Co., Ltd. 4.81% 2030[3]	17,533	19,629
Sands China, Ltd. 2.30% 2027[3]	2,368	2,232
Starbucks Corp. 3.75% 2047	3,785	4,178
Stellantis Finance US, Inc. 1.711% 2027[3]	3,500	3,442
Stellantis Finance US, Inc. 2.691% 2031[3]	4,280	4,213
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,311
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[3]	425	450
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	15,000	15,847
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	2,996	3,100
Volkswagen Group of America Finance, LLC 1.25% 2025[3]	1,150	1,126
Volkswagen Group of America Finance, LLC 3.35% 2025[3]	2,636	2,775
Wyndham Destinations, Inc. 6.625% 2026[3]	675	749
Wynn Resorts, Ltd. 5.125% 2029[3]	410	417
		526,655

Health care 3.53%
Abbott Laboratories 3.75% 2026	2,244	2,481
Abbott Laboratories 4.75% 2036	4,565	5,835
AbbVie, Inc. 3.20% 2022	9,600	9,764
AbbVie, Inc. 3.20% 2029	23,754	25,424
Amgen, Inc. 2.45% 2030	10,000	10,189
Anthem, Inc. 2.375% 2025	1,534	1,583
AstraZeneca Finance LLC 1.75% 2028	1,429	1,422
AstraZeneca Finance LLC 2.25% 2031	2,087	2,104
AstraZeneca PLC 4.00% 2029	5,920	6,692
AstraZeneca PLC 3.00% 2051	1,437	1,510
Bausch Health Companies, Inc. 4.875% 2028[3]	830	848
Baxter International, Inc. 2.539% 2032[3]	3,906	3,950
Bayer US Finance II LLC 4.25% 2025[3]	17,570	19,021
Boston Scientific Corp. 3.375% 2022	350	354
Boston Scientific Corp. 3.85% 2025	255	274
Centene Corp. 4.25% 2027	14,860	15,517
Centene Corp. 2.45% 2028	12,410	12,243
Centene Corp. 4.625% 2029	14,945	16,143
Centene Corp. 3.375% 2030	15,718	16,033
Centene Corp. 2.50% 2031	8,550	8,338
Centene Corp. 2.625% 2031	2,510	2,464
Cigna Corp. 4.375% 2028	6,843	7,782
Danaher Corp. 2.80% 2051	1,090	1,078
EMD Finance LLC 2.95% 2022[3]	2,100	2,102
GlaxoSmithKline PLC 3.375% 2023	16,800	17,401
Kaiser Foundation Hospitals 2.81% 2041	910	917
Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,197
Laboratory Corporation of America Holdings 2.70% 2031	805	818
Laboratory Corporation of America Holdings 4.70% 2045	4,160	5,075
Merck & Co., Inc. 1.70% 2027	3,093	3,113
Merck & Co., Inc. 2.15% 2031	5,845	5,866
Merck & Co., Inc. 2.75% 2051	808	801
Merck & Co., Inc. 2.90% 2061	1,275	1,271
Novartis Capital Corp. 1.75% 2025	2,361	2,396
Novartis Capital Corp. 2.20% 2030	5,446	5,533
Roche Holdings, Inc. 1.93% 2028[3]	7,845	7,898
Roche Holdings, Inc. 2.076% 2031[3]	14,737	14,706
Roche Holdings, Inc. 2.607% 2051[3]	3,525	3,468

178	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Shire PLC 3.20% 2026	$14,673	$15,581
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	48,202
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	64,830
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	28,608
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,506
Thermo Fisher Scientific, Inc. 1.75% 2028	398	396
Thermo Fisher Scientific, Inc. 2.00% 2031	1,235	1,218
Thermo Fisher Scientific, Inc. 2.80% 2041	689	698
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,456
UnitedHealth Group, Inc. 3.75% 2025	5,410	5,871
UnitedHealth Group, Inc. 2.30% 2031	1,626	1,656
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,362
UnitedHealth Group, Inc. 3.25% 2051	1,887	2,046
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,861
		465,902

Industrials 2.72%
ADT Security Corp. 4.125% 2029[3]	510	503
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,789
Aeropuerto International de Tocume SA 4.00% 2041[3]	730	745
Aeropuerto International de Tocume SA 5.125% 2061[3]	565	594
Air Lease Corp. 0.80% 2024	3,175	3,112
Air Lease Corp. 2.875% 2026	11,453	11,824
Air Lease Corp. 2.10% 2028	2,450	2,365
Avolon Holdings Funding, Ltd. 3.625% 2022[3]	2,810	2,828
Avolon Holdings Funding, Ltd. 3.95% 2024[3]	12,514	13,120
Avolon Holdings Funding, Ltd. 2.125% 2026[3]	8,333	8,186
Avolon Holdings Funding, Ltd. 4.25% 2026[3]	3,302	3,503
Avolon Holdings Funding, Ltd. 2.528% 2027[3]	2,142	2,082
Avolon Holdings Funding, Ltd. 3.25% 2027[3]	8,000	8,062
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[4]	1,680	1,871
Boeing Company 4.508% 2023	11,358	11,866
Boeing Company 1.95% 2024	5,646	5,713
Boeing Company 2.80% 2024	500	514
Boeing Company 4.875% 2025	34,682	37,974
Boeing Company 2.196% 2026	16,571	16,581
Boeing Company 2.75% 2026	16,588	17,079
Boeing Company 3.10% 2026	649	677
Boeing Company 2.70% 2027	6,473	6,586
Boeing Company 5.04% 2027	15,716	17,709
Boeing Company 3.25% 2028	11,379	11,867
Boeing Company 3.25% 2028	1,925	1,996
Boeing Company 5.15% 2030	42,874	49,993
Boeing Company 3.625% 2031	1,602	1,710
Boeing Company 3.90% 2049	1,411	1,483
Boeing Company 5.805% 2050	4,122	5,592
Canadian Pacific Railway, Ltd. 1.75% 2026	1,982	1,990
Canadian Pacific Railway, Ltd. 2.45% 2031	3,080	3,144
Canadian Pacific Railway, Ltd. 3.00% 2041	1,234	1,264
Canadian Pacific Railway, Ltd. 3.10% 2051	2,432	2,506
Carrier Global Corp. 3.377% 2040	15,000	15,705
Dun & Bradstreet Corp. 5.00% 2029[3]	2,798	2,867
General Dynamics Corp. 3.625% 2030	675	751
General Electric Capital Corp. 4.418% 2035	2,377	2,841
Lockheed Martin Corp. 1.85% 2030	1,159	1,140
Lockheed Martin Corp. 3.60% 2035	528	591
Lockheed Martin Corp. 4.50% 2036	440	539
Lockheed Martin Corp. 4.07% 2042	260	307

American Funds Insurance Series	179

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Lockheed Martin Corp. 2.80% 2050	$1,464	$1,463
Lockheed Martin Corp. 4.09% 2052	174	215
Mexico City Airport Trust 5.50% 2046	1,959	1,959
Mexico City Airport Trust 5.50% 2047	5,909	5,927
Mexico City Airport Trust 5.50% 2047[3]	1,132	1,135
Northrop Grumman Corp. 3.25% 2028	10,845	11,616
Raytheon Technologies Corp. 1.90% 2031	3,087	2,982
Raytheon Technologies Corp. 2.375% 2032	1,321	1,321
Raytheon Technologies Corp. 2.82% 2051	665	644
Raytheon Technologies Corp. 3.03% 2052	1,190	1,198
Republic Services, Inc. 2.375% 2033	1,635	1,629
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[3]	2,550	2,460
Triton Container International, Ltd. 1.15% 2024[3]	1,609	1,587
Triton Container International, Ltd. 3.15% 2031[3]	2,482	2,506
Union Pacific Corp. 2.15% 2027	2,213	2,274
Union Pacific Corp. 2.40% 2030	4,454	4,544
Union Pacific Corp. 2.375% 2031	5,554	5,667
Union Pacific Corp. 3.25% 2050	7,000	7,524
Union Pacific Corp. 2.95% 2052	1,405	1,425
United Rentals, Inc. 5.50% 2027	5,000	5,206
United Technologies Corp. 3.125% 2027	4,551	4,836
United Technologies Corp. 4.125% 2028	4,974	5,569
Vinci SA 3.75% 2029[3]	2,000	2,187
		358,443

Communication services 2.50%
AT&T, Inc. 0.90% 2024	13,000	12,948
AT&T, Inc. 1.70% 2026	19,000	18,920
AT&T, Inc. 1.65% 2028	4,700	4,604
AT&T, Inc. 4.30% 2030	15,940	17,959
AT&T, Inc. 2.55% 2033	15,003	14,691
AT&T, Inc. 3.30% 2052	1,200	1,178
AT&T, Inc. 3.50% 2053	24,595	24,860
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	4,800	4,950
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	2,970	2,900
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,590
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	3,875	3,819
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,249
CenturyLink, Inc. 4.00% 2027[3]	21,434	21,773
Comcast Corp. 3.15% 2028	7,200	7,735
Comcast Corp. 2.65% 2030	7,500	7,786
Comcast Corp. 4.00% 2048	5,000	5,774
Netflix, Inc. 4.875% 2028	5,053	5,769
Netflix, Inc. 5.875% 2028	9,175	11,048
Netflix, Inc. 5.375% 2029[3]	8,758	10,415
Netflix, Inc. 4.875% 2030[3]	4,225	4,935
SBA Tower Trust 1.631% 2026[3]	6,741	6,640
Sirius XM Radio, Inc. 4.00% 2028[3]	675	680
Sprint Corp. 7.625% 2025	6,665	7,673
Tencent Holdings, Ltd. 2.39% 2030[3]	10,000	9,808
T-Mobile US, Inc. 3.50% 2025	3,275	3,472
T-Mobile US, Inc. 2.25% 2026[3]	1,954	1,962
T-Mobile US, Inc. 2.25% 2026	434	436
T-Mobile US, Inc. 2.625% 2026	9,691	9,752
T-Mobile US, Inc. 3.75% 2027	5,000	5,417
T-Mobile US, Inc. 2.40% 2029[3]	1,224	1,237
T-Mobile US, Inc. 2.625% 2029	3,117	3,076
T-Mobile US, Inc. 3.875% 2030	4,500	4,926
T-Mobile US, Inc. 2.875% 2031	7,913	7,829

180	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile US, Inc. 3.50% 2031	$9,000	$9,379
T-Mobile US, Inc. 3.50% 2031[3]	629	655
T-Mobile US, Inc. 3.00% 2041	2,100	2,054
T-Mobile US, Inc. 3.40% 2052[3]	12,280	12,246
Verizon Communications, Inc. 2.10% 2028	8,975	8,999
Verizon Communications, Inc. 4.329% 2028	1,539	1,750
Verizon Communications, Inc. 1.75% 2031	3,300	3,127
Verizon Communications, Inc. 2.55% 2031	8,375	8,458
Verizon Communications, Inc. 2.355% 2032[3]	4,743	4,679
Verizon Communications, Inc. 3.40% 2041	2,050	2,150
Verizon Communications, Inc. 2.875% 2050	3,000	2,855
Verizon Communications, Inc. 3.55% 2051	1,975	2,132
Vodafone Group PLC 4.375% 2028	10,000	11,262
Vodafone Group PLC 4.25% 2050	3,050	3,530
		330,087

Consumer staples 1.57%
7-Eleven, Inc. 1.80% 2031[3]	5,013	4,749
7-Eleven, Inc. 2.80% 2051[3]	5,000	4,649
Altria Group, Inc. 4.40% 2026	4,585	5,055
Altria Group, Inc. 4.50% 2043	1,585	1,646
Altria Group, Inc. 5.95% 2049	9,039	11,304
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,737
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,934
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,674
British American Tobacco International Finance PLC 3.95% 2025[3]	16,879	17,942
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,000
British American Tobacco PLC 3.557% 2027	10,991	11,536
British American Tobacco PLC 2.259% 2028	4,348	4,241
British American Tobacco PLC 4.39% 2037	1,500	1,583
British American Tobacco PLC 4.54% 2047	12,786	13,403
British American Tobacco PLC 4.758% 2049	23,659	25,466
Conagra Brands, Inc. 5.30% 2038	436	552
Conagra Brands, Inc. 5.40% 2048	57	77
Constellation Brands, Inc. 3.50% 2027	7,500	8,075
Constellation Brands, Inc. 2.875% 2030	620	637
Constellation Brands, Inc. 2.25% 2031	1,487	1,455
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,335	2,379
JBS Luxembourg SARL 2.50% 2027[3]	3,880	3,841
JBS Luxembourg SARL 3.625% 2032[3]	1,430	1,438
JBS USA Lux SA 5.50% 2030[3]	435	474
JBS USA Lux SA 3.00% 2032[3]	3,430	3,434
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,245
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,238
Kraft Heinz Company 5.50% 2050	2,725	3,697
Molson Coors Brewing Co. 4.20% 2046	2,390	2,656
PepsiCo, Inc. 1.95% 2031	6,979	6,983
Philip Morris International, Inc. 4.25% 2044	9,550	10,928
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,144
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	706
Reynolds American, Inc. 4.45% 2025	14,570	15,748
Reynolds American, Inc. 5.85% 2045	1,970	2,399
		207,025

Information technology 1.02%
Analog Devices, Inc. 1.70% 2028	1,962	1,957
Analog Devices, Inc. 2.10% 2031	5,485	5,503
Analog Devices, Inc. 2.80% 2041	521	528
Analog Devices, Inc. 2.95% 2051	4,464	4,596

American Funds Insurance Series	181

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Apple, Inc. 2.70% 2051	$7,080	$7,017
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	7,623
Broadcom, Inc. 3.469% 2034[3]	34,812	36,483
Broadcom, Inc. 3.137% 2035[3]	1,164	1,172
Broadcom, Inc. 3.187% 2036[3]	4,803	4,802
Global Payments, Inc. 2.90% 2031	2,145	2,178
Microsoft Corp. 2.525% 2050	10,000	9,780
Oracle Corp. 1.65% 2026	8,417	8,359
Oracle Corp. 2.30% 2028	6,875	6,857
Oracle Corp. 2.875% 2031	7,393	7,446
Oracle Corp. 3.95% 2051	4,869	5,063
PayPal Holdings, Inc. 1.65% 2025	6,989	7,080
PayPal Holdings, Inc. 2.30% 2030	330	336
salesforce.com, inc. 1.95% 2031	3,775	3,743
salesforce.com, inc. 2.70% 2041	875	876
salesforce.com, inc. 2.90% 2051	8,295	8,463
salesforce.com, inc. 3.05% 2061	265	273
Square, Inc. 2.75% 2026[3]	1,975	1,980
Square, Inc. 3.50% 2031[3]	825	847
VeriSign, Inc. 2.70% 2031	1,494	1,504
		134,466

Real estate 0.53%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,575
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	173
American Campus Communities, Inc. 3.75% 2023	2,900	2,979
American Campus Communities, Inc. 3.875% 2031	620	688
American Tower Corp. 1.45% 2026	657	644
American Tower Corp. 2.30% 2031	1,180	1,147
American Tower Corp. 2.70% 2031	1,100	1,104
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[3]	395	388
Corporate Office Properties LP 2.00% 2029	1,139	1,096
Corporate Office Properties LP 2.75% 2031	1,547	1,540
Corporate Office Properties LP 2.90% 2033	564	552
Crown Castle International Corp. 2.50% 2031	5,218	5,185
Equinix, Inc. 2.90% 2026	3,287	3,407
Equinix, Inc. 3.20% 2029	3,846	4,046
Equinix, Inc. 2.50% 2031	7,760	7,763
Equinix, Inc. 3.40% 2052	1,201	1,227
Essex Portfolio LP 3.25% 2023	335	343
Essex Portfolio LP 3.875% 2024	1,000	1,053
Essex Portfolio LP 2.55% 2031	4,338	4,356
Extra Space Storage, Inc. 2.35% 2032	698	679
Fibra SOMA 4.375% 2031[3]	1,475	1,416
Hospitality Properties Trust 5.00% 2022	1,270	1,270
Hospitality Properties Trust 4.50% 2025	855	834
Hospitality Properties Trust 3.95% 2028	1,710	1,568
Howard Hughes Corp. 4.375% 2031[3]	675	683
Invitation Homes Operating Partnership LP 2.30% 2028	767	759
Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,931
Invitation Homes Operating Partnership LP 2.70% 2034	660	648
Iron Mountain, Inc. 4.875% 2027[3]	1,605	1,667
Iron Mountain, Inc. 5.25% 2028[3]	3,500	3,646
Iron Mountain, Inc. 5.25% 2030[3]	675	713
Kimco Realty Corp. 3.40% 2022	1,045	1,064
Omega Healthcare Investors, Inc. 4.375% 2023	186	194
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,055
Public Storage 1.50% 2026	766	765
Public Storage 1.95% 2028	993	990

182	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Public Storage 2.25% 2031	$699	$703
Scentre Group 3.50% 2025[3]	4,565	4,810
Sun Communities Operating LP 2.30% 2028	1,026	1,026
Sun Communities Operating LP 2.70% 2031	3,877	3,850
		69,537

Materials 0.15%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,942
Ecolab, Inc. 1.65% 2027	835	839
Ecolab, Inc. 2.125% 2032	2,580	2,562
Ecolab, Inc. 2.70% 2051	335	330
Glencore Funding LLC 2.625% 2031[3]	790	769
Glencore Funding LLC 3.375% 2051[3]	370	357
Huntsman International LLC 2.95% 2031	741	752
International Flavors & Fragrances, Inc. 2.30% 2030[3]	3,536	3,470
LYB International Finance III, LLC 2.25% 2030	3,802	3,786
LYB International Finance III, LLC 3.625% 2051	2,617	2,777
Methanex Corp. 5.125% 2027	510	536
Nova Chemicals Corp. 4.25% 2029[3]	425	427
		19,547

Total corporate bonds, notes & loans		4,332,302

Mortgage-backed obligations 13.19%
Federal agency mortgage-backed obligations 10.58%
Fannie Mae Pool #976945 5.50% 2023[7]	12	12
Fannie Mae Pool #AB1068 4.50% 2025[7]	68	71
Fannie Mae Pool #256133 4.50% 2026[7]	97	103
Fannie Mae Pool #AB5236 3.00% 2027[7]	19	19
Fannie Mae Pool #AO0800 3.00% 2027[7]	15	16
Fannie Mae Pool #AL3802 3.00% 2028[7]	646	677
Fannie Mae Pool #AR3058 3.00% 2028[7]	92	96
Fannie Mae Pool #AL8241 3.00% 2029[7]	648	679
Fannie Mae Pool #AL9573 3.00% 2031[7]	74	78
Fannie Mae Pool #AS8018 3.00% 2031[7]	58	61
Fannie Mae Pool #BM4741 3.00% 2032[7]	39	41
Fannie Mae Pool #924866 1.515% 2037[5,7]	694	702
Fannie Mae Pool #945680 6.00% 2037[7]	586	679
Fannie Mae Pool #913966 6.00% 2037[7]	36	41
Fannie Mae Pool #889982 5.50% 2038[7]	1,138	1,304
Fannie Mae Pool #988588 5.50% 2038[7]	213	244
Fannie Mae Pool #AB1297 5.00% 2040[7]	219	246
Fannie Mae Pool #AI1862 5.00% 2041[7]	1,202	1,363
Fannie Mae Pool #AH9479 5.00% 2041[7]	1,023	1,155
Fannie Mae Pool #AH8144 5.00% 2041[7]	983	1,103
Fannie Mae Pool #AI3510 5.00% 2041[7]	740	839
Fannie Mae Pool #AJ0704 5.00% 2041[7]	629	714
Fannie Mae Pool #AJ5391 5.00% 2041[7]	400	453
Fannie Mae Pool #BM6240 2.05% 2044[5,7]	2,327	2,445
Fannie Mae Pool #AZ3904 4.00% 2045[7]	65	71
Fannie Mae Pool #AL8522 3.50% 2046[7]	1,087	1,170
Fannie Mae Pool #BD1968 4.00% 2046[7]	1,464	1,578
Fannie Mae Pool #BE0592 4.00% 2046[7]	400	427
Fannie Mae Pool #BD5477 4.00% 2046[7]	182	196
Fannie Mae Pool #CA0770 3.50% 2047[7]	5,944	6,300
Fannie Mae Pool #CA0706 4.00% 2047[7]	124	133
Fannie Mae Pool #MA3058 4.00% 2047[7]	55	59
Fannie Mae Pool #BM4413 4.50% 2047[7]	3,923	4,242
Fannie Mae Pool #BF0293 3.00% 2048[7]	8,572	9,056
Fannie Mae Pool #FM4891 3.50% 2048[7]	26,213	28,005

American Funds Insurance Series	183

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0318 3.50% 2048[7]	$7,480		$8,024
Fannie Mae Pool #CA1189 3.50% 2048[7]	1,766		1,870
Fannie Mae Pool #MA3384 4.00% 2048[7]	142		152
Fannie Mae Pool #BJ9169 4.00% 2048[7]	90		96
Fannie Mae Pool #BJ5749 4.00% 2048[7]	22		24
Fannie Mae Pool #BM4676 4.00% 2048[7]	16		18
Fannie Mae Pool #CA2493 4.50% 2048[7]	925		994
Fannie Mae Pool #CA3807 3.00% 2049[7]	1,609		1,696
Fannie Mae Pool #CA3806 3.00% 2049[7]	984		1,039
Fannie Mae Pool #FM0007 3.50% 2049[7]	18,754		19,993
Fannie Mae Pool #FM1954 3.50% 2049[7]	8,665		9,245
Fannie Mae Pool #FM1589 3.50% 2049[7]	5,396		5,740
Fannie Mae Pool #FM1262 4.00% 2049[7]	30,031		32,195
Fannie Mae Pool #FM5507 3.00% 2050[7]	19,793		20,828
Fannie Mae Pool #BF0145 3.50% 2057[7]	14,350		15,549
Fannie Mae Pool #BF0264 3.50% 2058[7]	10,884		11,741
Fannie Mae Pool #BF0332 3.00% 2059[7]	23,948		25,375
Fannie Mae Pool #BF0497 3.00% 2060[7]	20,048		21,164
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	—	[8]	—	[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	9		10
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	21		25
Fannie Mae, Series 2002-W1, Class 2A, 5.199% 2042[5,7]	25		27
Freddie Mac Pool #ZK4277 3.00% 2027[7]	338		355
Freddie Mac Pool #ZK3970 3.00% 2027[7]	115		120
Freddie Mac Pool #ZS6521 3.00% 2027[7]	83		87
Freddie Mac Pool #ZK4162 3.00% 2027[7]	30		31
Freddie Mac Pool #ZS8463 3.00% 2027[7]	4		4
Freddie Mac Pool #ZK4039 3.00% 2027[7]	4		4
Freddie Mac Pool #ZS8507 3.00% 2028[7]	154		162
Freddie Mac Pool #ZK7590 3.00% 2029[7]	3,361		3,542
Freddie Mac Pool #ZK7593 3.00% 2029[7]	170		178
Freddie Mac Pool #ZT1931 3.00% 2033[7]	198		208
Freddie Mac Pool #A15120 5.50% 2033[7]	58		64
Freddie Mac Pool #QN1073 3.00% 2034[7]	69		73
Freddie Mac Pool #G05196 5.50% 2038[7]	62		72
Freddie Mac Pool #G05267 5.50% 2038[7]	47		54
Freddie Mac Pool #G06020 5.50% 2039[7]	88		101
Freddie Mac Pool #A93948 4.50% 2040[7]	193		214
Freddie Mac Pool #G05860 5.50% 2040[7]	324		371
Freddie Mac Pool #G06868 4.50% 2041[7]	209		231
Freddie Mac Pool #G06841 5.50% 2041[7]	527		603
Freddie Mac Pool #841039 2.186% 2043[5,7]	2,047		2,160
Freddie Mac Pool #Z40130 3.00% 2046[7]	24,229		25,737
Freddie Mac Pool #G61733 3.00% 2047[7]	5,974		6,309
Freddie Mac Pool #ZT2100 3.00% 2047[7]	1,123		1,178
Freddie Mac Pool #G08789 4.00% 2047[7]	846		908
Freddie Mac Pool #G67709 3.50% 2048[7]	16,342		17,592
Freddie Mac Pool #G61628 3.50% 2048[7]	425		457
Freddie Mac Pool #Q58494 4.00% 2048[7]	1,459		1,563
Freddie Mac Pool #QA4673 3.00% 2049[7]	34,864		36,775
Freddie Mac Pool #SD7507 3.00% 2049[7]	1,945		2,047
Freddie Mac Pool #SD7508 3.50% 2049[7]	13,533		14,594
Freddie Mac Pool #RA1369 3.50% 2049[7]	2,499		2,664
Freddie Mac Pool #ZN4842 3.50% 2049[7]	955		1,021
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	71		80
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	175		198
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	3,995		4,009
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	200		200
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	149		137

184	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	$144	$130
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	10,631	11,032
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,387	2,491
Government National Mortgage Assn. 2.00% 2052[7,9]	26,184	26,423
Government National Mortgage Assn. 2.00% 2052[7,9]	18,106	18,238
Government National Mortgage Assn. 2.50% 2052[7,9]	35,056	35,902
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	17,229	18,253
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	2,420	2,554
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	7,791	8,243
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	859	908
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	52	56
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	2,389	2,391
Uniform Mortgage-Backed Security 1.50% 2037[7,9]	1,561	1,565
Uniform Mortgage-Backed Security 2.00% 2037[7,9]	4,072	4,170
Uniform Mortgage-Backed Security 2.00% 2037[7,9]	3,653	3,734
Uniform Mortgage-Backed Security 3.00% 2037[7,9]	4,006	4,189
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	85,780	85,150
Uniform Mortgage-Backed Security 2.00% 2052[7,9]	14,875	14,797
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	419,953	426,467
Uniform Mortgage-Backed Security 2.50% 2052[7,9]	172,750	175,821
Uniform Mortgage-Backed Security 3.00% 2052[7,9]	146,150	151,417
Uniform Mortgage-Backed Security 3.50% 2052[7,9]	20,035	21,093
Uniform Mortgage-Backed Security 4.50% 2052[7,9]	15,000	16,071
		1,395,381

Collateralized mortgage-backed obligations (privately originated) 1.41%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,5,7]	4,092	4,074
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,7]	233	233
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.702% 2029[3,5,7]	2,709	2,711
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,5,7]	1,118	1,120
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,5,7]	816	825
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,5,7]	809	810
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[3,5,7]	3,936	3,927
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,5,7]	2,413	2,412
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,5,7]	410	413
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[3,5,7]	3,108	3,103
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,7]	1,612	1,626
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[3,5,7]	1,980	1,992
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,7]	3,254	3,566
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,7]	2,725	3,036
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,5,7]	8,254	8,269
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 2051[3,5,7]	2,433	2,435
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[3,5,7]	2,315	2,329
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[3,5,7]	2,261	2,261
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[3,5,7]	2,160	2,159
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[3,5,7]	600	612
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[3,5,7]	248	249
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 0.90% 2041[3,5,7]	387	387
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[3,5,7]	3,243	3,244

American Funds Insurance Series	185

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2, (1-month USD-SOFR + 1.80%) 1.85% 2041[3,5,7]	$275	$276
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[3,5,7]	4,923	4,907
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[3,7]	5,613	5,561
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[3,7]	999	988
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[3,5,7]	982	986
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	258
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,5,7]	1,062	1,064
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,5,7]	998	991
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067 (5.25% on 11/25/2024)[3,4,7]	3,131	3,125
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[3,5,7]	16,160	16,149
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[3,5,7]	3,993	3,932
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[3,5,7]	11,402	11,415
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.786% 2022[3,5,7]	25,588	25,621
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[3,5,7]	20,357	20,360
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 2056[3,5,7]	4,000	3,993
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[3,5,7]	6,722	6,713
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,7]	13,275	13,257
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[3,7]	5,043	5,028
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[3,5,7]	6,626	6,617
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,7]	2,295	2,294
		185,328

Commercial mortgage-backed securities 0.96%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	111
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	865
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	1,092
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	139
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	225
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,761
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	301
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,880
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	899
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[3,5,7]	9,979	9,980
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[3,5,7]	339	338
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2026[3,5,7]	100	100
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 1.95% 2026[3,5,7]	151	151
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[3,5,7]	14,727	14,697
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[3,5,7]	12,622	12,627
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[3,5,7]	5,292	5,290
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.06% 2036[3,5,7]	570	567
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.407% 2036[3,5,7]	995	994
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.756% 2036[3,5,7]	996	994
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[3,5,7]	3,769	3,753
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.98% 2038[3,5,7]	436	434
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.21% 2038[3,5,7]	295	294
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.51% 2038[3,5,7]	746	743
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.51% 2036[3,5,7]	1,350	1,349
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	250	264
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	651

186	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[3,5,7]	$312	$326
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	368
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.561% 2048[5,7]	204	213
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,332	1,377
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	211
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[3,5,7]	2,865	2,873
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.49% 2038[3,5,7]	654	655
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.81% 2038[3,5,7]	891	893
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.36% 2038[3,5,7]	682	684
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[3,7]	1,897	1,898
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	429
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	112
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,559
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,439
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	691
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[3,7]	785	802
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	2,199
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[3,5,7]	4,555	4,560
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[3,5,7]	154	154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	5,446	5,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	266
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	778
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[5,7]	208	216
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[3,5,7]	818	818
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.31% 2038[3,5,7]	524	524
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.61% 2038[3,5,7]	157	157
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[3,7]	4,674	4,795
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.686% 2036[3,5,7]	9,351	9,252
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.036% 2036[3,5,7]	1,000	990
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[3,5,7]	8,739	8,711
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.19% 2038[3,5,7]	263	262
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 1.439% 2038[3,5,7]	141	140
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,542
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.093% 2048[5,7]	220	227
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,777

American Funds Insurance Series	187

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]		$1,019	$1,091
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]		250	266
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]		205	222
			126,121

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.00% 2053[7]	DKr	110,520	15,947
Nykredit Realkredit AS, Series CCE, 1.00% 2050[7]		79,480	11,614
Realkredit Danmark AS 1.00% 2053[7]		30,000	4,332
			31,893

Total mortgage-backed obligations			1,738,723

Asset-backed obligations 4.17%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,7]		$2,210	2,317
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[3,7]		2,755	2,906
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,7]		7,689	7,885
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[3,7]		3,445	3,390
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[3,7]		531	522
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,7]		2,427	2,458
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[3,7]		193	190
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,7]		623	647
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[3,7]		1,279	1,362
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[3,7]		701	697
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[3,7]		1,439	1,434
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[3,7]		2,602	2,621
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[3,7]		2,500	2,533
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[3,7]		1,465	1,459
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[3,7]		806	800
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]		997	985
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]		1,109	1,091
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]		2,613	2,573
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[3,5,7]		575	575
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[3,7]		300	299
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[3,7]		269	265
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[3,7]		4,518	4,469
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 2046[3,7]		518	513
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]		400	410
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]		210	206
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]		206	203
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 2028[7]		538	538
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 2028[7]		884	887
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.868% 2037[3,7]		16,798	16,678
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 3.602% 2037[3,7]		6,497	6,534
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class C, 5.75% 2037[3,7]		698	703
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[3,7]		1,062	1,050
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,7]		18,930	18,796
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,7]		1,992	1,960
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,7]		3,441	3,441
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,7]		373	372
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,7]		6,134	6,026
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[3,7]		1,943	1,916
CLI Funding VI LLC, Series 2020-2A, Class A, 2.03% 2045[3,7]		2,618	2,603
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07% 2045[3,7]		5,530	5,501
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64% 2046[3,7]		4,376	4,283
CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38% 2046[3,7]		491	484

188	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,7]	$58	$58
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,7]	284	285
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,7]	1,125	1,142
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,7]	3,045	3,079
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[3,7]	694	689
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[3,7]	590	584
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,7]	7,411	7,471
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[3,7]	1,900	1,886
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,521
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	3,851	3,884
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	2,220	2,236
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	4,104
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,371
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	4,036
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,7]	558	562
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,7]	1,915	1,956
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,7]	1,392	1,401
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[3,7]	4,250	4,347
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[3,7]	825	819
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[3,7]	449	443
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[3,7]	817	819
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[3,7]	1,179	1,177
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[3,7]	1,231	1,222
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[3,7]	832	824
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[3,5,7]	389	389
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[3,7]	525	517
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,7]	2,755	2,770
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,7]	789	792
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,658
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	784
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[3,7]	900	919
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,7]	5,000	5,116
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,7]	6,000	6,148
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,801
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	1,020
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	2,612	2,586
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,7]	18,109	17,671
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[3,7]	1,395	1,395
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,7]	17,675	18,371
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,7]	30,070	31,706
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	2,625	2,657
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,7]	785	784
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,7]	2,466	2,477
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,7]	1,579	1,569
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[3,7]	176	174
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,7]	3,329	3,338
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[3,7]	11,074	10,915
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[3,7]	3,083	3,050
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[3,7]	241	238
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	307
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	436
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[3,7,10]	8,590	8,571
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[3,7]	18,033	17,879
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[3,7]	1,171	1,161
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[3,7]	810	803
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[3,7]	19,539	19,292
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[3,7]	1,264	1,255
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[3,7]	859	854

American Funds Insurance Series	189

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[3,7]	$1,935	$1,932
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[3,7]	304	304
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[3,7]	2,692	2,684
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[3,5,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[3,5,7]	877	877
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[3,7]	1,242	1,234
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[3,7]	230	229
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[3,7]	3,091	3,041
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,7]	5,177	5,105
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[3,7]	1,046	1,043
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[3,7]	4,724	4,718
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[3,5,7]	5,353	5,372
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[3,7]	417	411
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,7]	7,044	6,927
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,7]	16,153	15,938
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[3,7]	50,765	49,855
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[3,5,7]	275	275
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[3,7]	240	240
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[3,5,7]	733	733
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.182% 2027[3,5,7]	1,304	1,305
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[3,5,7]	1,682	1,683
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[3,5,7]	356	356
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[3,7]	7,884	7,767
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[3,7]	2,190	2,209
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[3,7]	1,355	1,374
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.352% 2051[3,5,7]	1,020	1,020
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,507
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	3,110	3,172
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,805
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,354
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,227
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,662
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,209
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,793
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[3,7]	2,823	2,775
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[3,7]	520	514
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[3,5,7]	475	475
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[3,7]	3,559	3,505
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[3,7]	472	469
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[3,7]	1,393	1,381
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[3,7]	1,598	1,593
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[3,7]	2,889	2,854
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,7]	3,379	3,362
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[3,7]	2,500	2,491
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[3,7]	5,003	5,024
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[3,7]	6,770	6,599
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[3,7]	5,680	5,671
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[3,7]	404	399
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[3,7]	4,784	4,756

190	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,7]		$3,926	$3,813
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[3,7]		142	140
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,7]		6,000	6,199
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[3,7]		11,512	11,443
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[3,7]		4,621	4,536
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[3,7]		381	376
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[3,7]		1,557	1,561
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[3,7]		1,690	1,677
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[3,7]		2,181	2,162
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[3,7]		1,446	1,424
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[3,7]		3,023	3,032
			549,393

Municipals 1.63%
California 0.06%
G.O. Bonds, Series 2009, 7.50% 2034		2,100	3,217
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034		650	655
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022		3,775	3,796
			7,668

Illinois 1.49%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029		65	77
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039		30,835	38,117
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040		8,945	11,383
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025		2,500	2,391
G.O. Bonds, Series 2013-B, 4.11% 2022		750	756
G.O. Bonds, Series 2013-B, 4.31% 2023		2,125	2,206
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023		11,625	12,071
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033		107,000	123,760
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022		2,370	2,390
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023		3,210	3,386
			196,537

New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose),Series 2021-C, 2.202% 2034		6,390	6,309

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		4,075	4,126

Total municipals			214,640

Bonds & notes of governments & government agencies outside the U.S. 1.10%
Chile (Republic of) 3.10% 2041		2,340	2,294
China (People’s Republic of), Series INBK, 3.81% 2050	CNY	13,380	2,251
China (People’s Republic of), Series INBK, 3.72% 2051		48,340	8,051
Colombia (Republic of) 4.125% 2051		$3,120	2,543
Colombia (Republic of), Series B, 5.75% 2027	COP	24,813,800	5,515
Dominican Republic 5.95% 2027[3]		$8,100	9,032
Hungary (Republic of) 2.125% 2031[3]		2,135	2,106
Israel (State of) 3.375% 2050		4,750	5,148
Israel (State of) 3.875% 2050		4,775	5,585

American Funds Insurance Series	191

The Bond Fund of America (continued)

(formerly Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Panama (Republic of) 3.87% 2060	$7,500	$7,528
Panama Bonos Del Tesoro 3.362% 2031	15,625	15,742
Paraguay (Republic of) 5.00% 2026	1,250	1,390
Peru (Republic of) 6.35% 2028	PEN5,840	1,541
Peru (Republic of) 5.94% 2029	6,005	1,542
Peru (Republic of) 2.783% 2031	$3,790	3,781
Peru (Republic of) 6.15% 2032	PEN12,950	3,260
Peru (Republic of) 3.00% 2034	$2,400	2,396
Philippines (Republic of) 3.20% 2046	4,900	4,995
Portuguese Republic 5.125% 2024	24,775	27,482
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[3]	1,020	1,095
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[3]	1,270	1,352
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[3]	340	388
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[3]	1,150	1,332
Qatar (State of) 4.50% 2028[3]	5,100	5,866
Qatar (State of) 5.103% 2048[3]	3,400	4,609
Saudi Arabia (Kingdom of) 3.628% 2027[3]	5,000	5,427
Saudi Arabia (Kingdom of) 3.625% 2028[3]	11,435	12,474
		144,725

Federal agency bonds & notes 0.09%
Fannie Mae 2.125% 2026	11,910	12,363

Total bonds, notes & other debt instruments (cost: $12,540,692,000)		12,806,734

Short-term securities 9.94%	Shares
Money market investments 9.94%
Capital Group Central Cash Fund 0.09%[11,12]	13,111,257	1,311,257

Total short-term securities (cost: $1,311,135,000)		1,311,257
Total investment securities 107.06% (cost: $13,851,827,000)		14,117,991
Other assets less liabilities (7.06)%		(931,412)

Net assets 100.00%		$13,186,579

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	2,771	September 2022	$687,173	$(1,383)
2 Year U.S. Treasury Note Futures	Long	227	March 2022	49,525	(16)
5 Year Euro-Bobl Futures	Short	70	March 2022	(10,619)	89
5 Year U.S. Treasury Note Futures	Short	2,794	March 2022	(338,008)	(321)
10 Year Euro-Bund Futures	Short	158	March 2022	(30,826)	594
10 Year U.S. Treasury Note Futures	Long	201	March 2022	26,224	(18)
10 Year Ultra U.S. Treasury Note Futures	Short	4,989	March 2022	(730,577)	(11,986)
20 Year U.S. Treasury Bond Futures	Long	1,948	March 2022	312,532	2,731
30 Year Ultra U.S. Treasury Bond Futures	Long	2,886	March 2022	568,903	10,333
					$23

192	American Funds Insurance Series

The Bond Fund of America (continued)

(formerly Bond Fund)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
USD	6,217	COP	24,638,500	Citibank	1/7/2022	$162
USD	6,982	EUR	6,167	Morgan Stanley	1/10/2022	(41)
USD	3,204	PEN	13,100	UBS AG	1/10/2022	(76)
USD	6,180	JPY	700,950	Bank of New York Mellon	1/13/2022	86
USD	14,857	EUR	13,145	Morgan Stanley	1/13/2022	(112)
USD	1,628	PEN	6,625	Citibank	1/14/2022	(31)
USD	30,955	DKK	203,975	JPMorgan Chase	1/18/2022	(284)
EUR	1,140	USD	1,290	Morgan Stanley	1/20/2022	8
KRW	25,803,000	USD	21,724	Citibank	1/21/2022	(39)
USD	643	PEN	2,650	Morgan Stanley	8/26/2022	(10)
USD	830	PEN	3,440	Citibank	8/26/2022	(18)
						$(355)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)	12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
SOFR	Annual	0.471%	Annual	10/26/2023	$87,775	$317	$—	$317
0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(330)	—	(330)
3-month USD-LIBOR	Quarterly	1.972%	Semi-annual	4/26/2051	23,200	(1,450)	—	(1,450)
3-month USD-LIBOR	Quarterly	1.9855%	Semi-annual	4/26/2051	34,500	(2,268)	—	(2,268)
3-month USD-LIBOR	Quarterly	1.953%	Semi-annual	4/27/2051	23,100	(1,339)	—	(1,339)
3-month USD-LIBOR	Quarterly	1.9895%	Semi-annual	4/27/2051	35,700	(2,381)	—	(2,381)
3-month USD-LIBOR	Quarterly	1.9778%	Semi-annual	4/28/2051	13,500	(862)	—	(862)
3-month USD-LIBOR	Quarterly	2.0295%	Semi-annual	5/5/2051	30,800	(2,351)	—	(2,351)
3-month USD-LIBOR	Quarterly	1.759%	Semi-annual	6/24/2051	27,250	(321)	—	(321)
							$—	$(10,985)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 12/31/2021 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$30,400	$(2,779)	$(2,826)	$47

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$47,440	$1,153	$1,126	$27

American Funds Insurance Series	193

The Bond Fund of America (continued)

(formerly Bond Fund)

Investments in affiliates12

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 9.94%
Money market investments 9.94%
Capital Group Central Cash Fund 0.09%[11]	$2,690,045	$5,412,096	$6,790,830	$(158)	$104	$1,311,257	$1,432

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $44,674,000, which represented .34% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,829,363,000, which represented 13.87% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $8,571,000, which represented .06% of the net assets of the fund.
[11]	Rate represents the seven-day yield at 12/31/2021.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

Auth. = Authority

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

CNY = Chinese yuan renminbi

COP = Colombian pesos

DAC = Designated Activity Company

DKK/DKr = Danish kroner

EUR/€ = Euros

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

194	American Funds Insurance Series

Capital World Bond Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 92.93%	Principal amount (000)	Value (000)
Euros 16.19%
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,164
Altria Group, Inc. 1.00% 2023	1,020	1,173
Altria Group, Inc. 1.70% 2025	1,600	1,894
Altria Group, Inc. 2.20% 2027	2,900	3,516
American Honda Finance Corp. 1.60% 2022	620	710
American Honda Finance Corp. 1.95% 2024	560	673
American Tower Corp. 0.45% 2027	2,525	2,844
American Tower Corp. 0.875% 2029	1,470	1,657
AT&T, Inc. 1.60% 2028	2,350	2,831
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	6,719
Barclays Bank PLC 6.625% 2022	1,070	1,237
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,840
Comcast Corp. 0% 2026	2,365	2,658
Comcast Corp. 0.25% 2027	1,250	1,414
Comcast Corp. 0.25% 2029	955	1,064
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,049
Cote d’Ivoire (Republic of) 5.875% 2031	840	985
Deutsche Telekom International Finance BV 7.50% 2033	200	388
Dow Chemical Co. 0.50% 2027	1,110	1,260
Egypt (Arab Republic of) 5.625% 2030	745	768
Equinor ASA 1.375% 2032	2,550	3,090
European Financial Stability Facility 0.40% 2025	6,000	6,996
European Union 0% 2031	1,905	2,155
European Union 0% 2035	220	240
European Union 0.20% 2036	1,500	1,672
French Republic O.A.T. 0% 2030	27,070	30,535
French Republic O.A.T. 0.50% 2040	2,080	2,315
French Republic O.A.T. 0.75% 2052	5,930	6,460
Germany (Federal Republic of) 0% 2030	14,570	16,997
Germany (Federal Republic of) 0% 2031	9,425	10,925
Germany (Federal Republic of) 0% 2031	1,240	1,441
Germany (Federal Republic of) 0% 2050	3,290	3,588
Germany (Federal Republic of) 0% 2052	230	248
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,276
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,034
Greece (Hellenic Republic of) 3.375% 2025	8,725	10,952
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,796
Groupe BPCE SA 4.625% 2023	1,200	1,463
Groupe BPCE SA 1.00% 2025	2,900	3,392
Highland Holdings SARL 0.318% 2026	205	233
Honeywell International, Inc. 0.75% 2032	370	419
Intesa Sanpaolo SpA 6.625% 2023	510	640
Ireland (Republic of) 0.20% 2030	900	1,032
Ireland (Republic of) 0% 2031	1,500	1,668
Israel (State of) 2.875% 2024	1,180	1,431
Italy (Republic of) 1.85% 2025	21,390	25,759
Italy (Republic of) 0.95% 2027	1,745	2,029
Italy (Republic of) 0.25% 2028	15,970	17,735
Italy (Republic of) 2.80% 2028	5,828	7,571
Italy (Republic of) 1.35% 2030	1,657	1,950
Italy (Republic of) 1.65% 2030	7,400	8,864
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,630
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,807
Morocco (Kingdom of) 3.50% 2024	1,400	1,707
Morocco (Kingdom of) 1.50% 2031	4,100	4,301
Petroleos Mexicanos 5.50% 2025	2,520	3,115
Philippines (Republic of) 0.25% 2025	1,470	1,670
Philippines (Republic of) 0.70% 2029	940	1,063
Portuguese Republic 0.475% 2030	1,610	1,863

American Funds Insurance Series	195

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Quebec (Province of) 0.25% 2031		€920	$1,030
Romania 1.75% 2030		2,560	2,726
Romania 3.624% 2030		3,660	4,527
Romania 2.00% 2032		1,605	1,701
Romania 2.00% 2033		2,900	3,017
Russian Federation 2.875% 2025		3,000	3,673
Russian Federation 2.875% 2025		1,500	1,837
Serbia (Republic of) 3.125% 2027		11,497	13,983
Serbia (Republic of) 1.50% 2029		4,943	5,455
Serbia (Republic of) 2.05% 2036		2,235	2,336
Spain (Kingdom of) 2.75% 2024		2,310	2,873
Spain (Kingdom of) 0.80% 2027		10,570	12,559
Spain (Kingdom of) 1.45% 2029		1,890	2,344
Spain (Kingdom of) 1.25% 2030		4,740	5,787
Spain (Kingdom of) 0.50% 2031		4,645	5,260
Spain (Kingdom of) 2.70% 2048		850	1,272
State Grid Europe Development PLC 1.50% 2022		194	221
State Grid Overseas Investment, Ltd. 1.25% 2022		765	877
State Grid Overseas Investment, Ltd. 1.375% 2025		441	521
State Grid Overseas Investment, Ltd. 2.125% 2030		200	247
Stryker Corp. 0.25% 2024		480	549
Stryker Corp. 0.75% 2029		980	1,124
Stryker Corp. 1.00% 2031		450	519
Toyota Motor Credit Corp. 0.125% 2027		1,850	2,077
Tunisia (Republic of) 6.75% 2023		5,209	4,975
Turkey (Republic of) 4.375% 2027		950	1,014
Ukraine 6.75% 2026		3,119	3,390
Ukraine 6.75% 2026		1,225	1,331
Ukraine 4.375% 2030		2,705	2,489
Verizon Communications, Inc. 0.375% 2029		3,470	3,889
			337,509

Chinese yuan renminbi 8.73%
Agricultural Development Bank of China 3.75% 2029	CNY	9,850	1,612
Agricultural Development Bank of China 2.96% 2030		90,980	14,112
China (People’s Republic of), Series INBK, 3.03% 2026		29,900	4,778
China (People’s Republic of), Series 1916, 3.12% 2026		70,970	11,387
China (People’s Republic of), Series INBK, 2.85% 2027		98,450	15,604
China (People’s Republic of), Series INBK, 3.28% 2027		11,860	1,921
China (People’s Republic of), Series INBK, 2.91% 2028		26,280	4,154
China (People’s Republic of), Series 1906, 3.29% 2029		73,800	11,905
China (People’s Republic of), Series INBK, 2.68% 2030		36,630	5,664
China (People’s Republic of), Series INBK, 3.27% 2030		58,490	9,494
China (People’s Republic of), Series 1910, 3.86% 2049		191,540	32,395
China (People’s Republic of), Series INBK, 3.39% 2050		8,370	1,307
China (People’s Republic of), Series INBK, 3.81% 2050		24,370	4,099
China Development Bank Corp., Series 1814, 4.15% 2025		20,900	3,433
China Development Bank Corp., Series 1909, 3.50% 2026		10,400	1,672
China Development Bank Corp., Series 1904, 3.68% 2026		11,700	1,895
China Development Bank Corp., Series 2009, 3.39% 2027		11,130	1,784
China Development Bank Corp., Series 2004, 3.43% 2027		26,540	4,263
China Development Bank Corp., Series 1805, 4.04% 2028		131,350	21,884
China Development Bank Corp., Series 1805, 4.88% 2028		33,380	5,791
China Development Bank Corp., Series 1905, 3.48% 2029		66,100	10,652
China Development Bank Corp., Series 2005, 3.07% 2030		78,250	12,226
			182,032

Japanese yen 8.56%
Export-Import Bank of India 0.59% 2022		¥400,000	3,475
Goldman Sachs Group, Inc. 2.80% 2022[2]		100,000	871
Groupe BPCE SA 0.64% 2022		400,000	3,478
Indonesia (Republic of) 0.54% 2022		100,000	871

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Japanese yen (continued)
Intesa Sanpaolo SpA 1.36% 2022		¥600,000	$5,227
Japan, Series 18, 0.10% 2024[3]		1,029,096	9,099
Japan, Series 19, 0.10% 2024[3]		448,462	3,979
Japan, Series 21, 0.10% 2026[3]		994,500	8,896
Japan, Series 346, 0.10% 2027		2,525,700	22,163
Japan, Series 356, 0.10% 2029		3,529,000	31,021
Japan, Series 24, 0.10% 2029[3]		359,439	3,248
Japan, Series 116, 2.20% 2030		576,100	5,924
Japan, Series 26, 0.005% 2031[3]		509,959	4,608
Japan, Series 362, 0.10% 2031		737,200	6,450
Japan, Series 363, 0.10% 2031		657,300	5,741
Japan, Series 145, 1.70% 2033		1,851,000	18,905
Japan, Series 152, 1.20% 2035		987,100	9,664
Japan, Series 21, 2.30% 2035		720,000	8,008
Japan, Series 173, 0.40% 2040		492,000	4,250
Japan, Series 37, 0.60% 2050		694,500	5,919
Japan, Series 70, 0.70% 2051		925,450	8,090
Philippines (Republic of) 0.001% 2024		900,000	7,780
United Mexican States 0.62% 2022		100,000	870
			178,537

British pounds 3.84%
American Honda Finance Corp. 0.75% 2026		£1,420	1,858
France Télécom 5.375% 2050		300	663
Lloyds Banking Group PLC 7.625% 2025		655	1,052
United Kingdom 0.125% 2024		4,400	5,890
United Kingdom 1.00% 2024		14,820	20,229
United Kingdom 2.75% 2024		1,210	1,727
United Kingdom 0.125% 2026		425	561
United Kingdom 4.25% 2027		1,120	1,818
United Kingdom 0.375% 2030		4,970	6,423
United Kingdom 4.75% 2030		11,320	20,372
United Kingdom 0.875% 2033		2,765	3,677
United Kingdom 0.875% 2046		6,030	7,617
United Kingdom 0.625% 2050		2,805	3,340
United Kingdom 1.25% 2051		3,560	4,944
			80,171

Danish kroner 3.05%
Nordea Kredit 0.50% 2040[4]	DKr	18,573	2,701
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]		140,271	20,390
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]		180,173	25,894
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]		90,474	13,054
Nykredit Realkredit AS, Series CCE, 1.00% 2050[4]		7,240	1,058
Realkredit Danmark AS 1.00% 2053[4]		2,800	404
			63,501

Canadian dollars 2.48%
Canada 1.00% 2022	C$	1,050	833
Canada 2.25% 2025		15,900	13,033
Canada 0.25% 2026		5,800	4,405
Canada 2.25% 2029		35,740	30,140
Canada 2.75% 2048		3,500	3,407
			51,818

Mexican pesos 1.83%
Petróleos Mexicanos 7.19% 2024	MXN	83,847	3,894
Petróleos Mexicanos 7.47% 2026		95,267	4,231
United Mexican States, Series M, 7.50% 2027		328,420	16,096
United Mexican States, Series M20, 8.50% 2029		140,400	7,262

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mexican pesos (continued)
United Mexican States, Series M, 7.75% 2031	MXN	58,000	$2,866
United Mexican States, Series M30, 8.50% 2038		21,100	1,086
United Mexican States, Series M, 8.00% 2047		56,500	2,739
			38,174

Russian rubles 1.68%
Russian Federation 7.00% 2023	RUB	430,300	5,627
Russian Federation 6.90% 2029		403,750	4,976
Russian Federation 7.65% 2030		712,330	9,160
Russian Federation 5.90% 2031		79,600	902
Russian Federation 6.90% 2031		212,995	2,591
Russian Federation 8.50% 2031		475,380	6,450
Russian Federation 7.70% 2033		295,840	3,796
Russian Federation 7.25% 2034		121,920	1,504
			35,006

Malaysian ringgits 1.52%
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR	5,900	1,464
Malaysia (Federation of), Series 0219, 3.885% 2029		24,615	6,035
Malaysia (Federation of), Series 0418, 4.893% 2038		45,447	11,922
Malaysia (Federation of), Series 0519, 3.757% 2040		40,283	9,238
Malaysia (Federation of), Series 0518, 4.921% 2048		3,322	870
Malaysia (Federation of), Series 0519, 4.638% 2049		4,521	1,110
Malaysia (Federation of), Series 0120, 4.065% 2050		4,652	1,092
			31,731

Australian dollars 1.05%
Australia (Commonwealth of), Series 163, 1.00% 2031	A$	31,864	21,812

Indonesian rupiah 0.74%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR	22,733,000	1,730
Indonesia (Republic of), Series 56, 8.375% 2026		6,725,000	533
Indonesia (Republic of), Series 59, 7.00% 2027		51,565,000	3,885
Indonesia (Republic of), Series 78, 8.25% 2029		53,220,000	4,170
Indonesia (Republic of), Series 82, 7.00% 2030		39,572,000	2,882
Indonesia (Republic of), Series 68, 8.375% 2034		27,353,000	2,157
			15,357

Colombian pesos 0.71%
Colombia (Republic of), Series B, 5.75% 2027	COP	16,096,300	3,577
Colombia (Republic of), Series B, 7.00% 2031		19,961,800	4,536
Colombia (Republic of), Series B, 7.25% 2050		31,167,000	6,604
			14,717

Brazilian reais 0.46%
Brazil (Federative Republic of) 6.00% 2024[3]	BRL	52,110	9,535

South Korean won 0.42%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	5,183,670	4,315
South Korea (Republic of), Series 2712, 2.375% 2027		5,158,930	4,395
			8,710

Czech korunas 0.38%
Czech Republic 0% 2024	CZK	87,290	3,633
Czech Republic 1.25% 2025		102,510	4,402
			8,035

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Polish zloty 0.30%
Poland (Republic of), Series 0725, 3.25% 2025	PLN	21,220	$5,189
Poland (Republic of), Series 1029, 2.75% 2029		4,900	1,137
			6,326

Peruvian nuevos soles 0.26%
Peru (Republic of) 5.94% 2029	PEN	15,395	3,952
Peru (Republic of) 6.15% 2032		5,980	1,506
			5,458

Norwegian kroner 0.25%
Norway (Kingdom of) 1.75% 2025	NKr	45,475	5,200

Indian rupees 0.24%
India (Republic of) 5.15% 2025	INR	331,570	4,385
National Highways Authority of India 7.27% 2022		50,000	681
			5,066

Ukrainian hryvnia 0.24%
Ukraine 16.06% 2022	UAH	86,536	3,293
Ukraine 17.25% 2022		47,384	1,738
			5,031

Chilean pesos 0.18%
Chile (Republic of) 1.50% 2026[3]	CLP	713,154	823
Chile (Republic of) 4.50% 2026		50,000	57
Chile (Republic of) 5.00% 2028		955,000	1,087
Chile (Republic of) 1.90% 2030[3]		682,148	776
Chile (Republic of) 4.70% 2030		940,000	1,032
			3,775

South African rand 0.10%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR	7,920	459
South Africa (Republic of), Series R-2048, 8.75% 2048		30,850	1,611
			2,070

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,156

U.S. dollars 39.66%
7-Eleven, Inc. 0.95% 2026[2]		$520	504
7-Eleven, Inc. 1.30% 2028[2]		2,180	2,078
7-Eleven, Inc. 1.80% 2031[2]		2,015	1,909
AbbVie, Inc. 2.90% 2022		1,170	1,192
AbbVie, Inc. 3.20% 2022		200	203
Abu Dhabi (Emirate of) 2.50% 2025[2]		2,195	2,281
ACE INA Holdings, Inc. 2.875% 2022		195	198
ACE INA Holdings, Inc. 3.35% 2026		195	209
ACE INA Holdings, Inc. 4.35% 2045		425	527
Advisor Group Holdings, LLC 6.25% 2028[2]		425	442
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026		2,102	2,120
Aeropuerto International de Tocume SA 5.125% 2061[2]		660	693
Aetna, Inc. 2.80% 2023		340	348
AG Merger Sub II, Inc. 10.75% 2027[2]		311	346
Alabama Power Co. 3.00% 2052		980	980
Albertsons Companies, Inc. 3.50% 2029[2]		125	125
Alcoa Netherlands Holding BV 4.125% 2029[2]		75	77
Alexandria Real Estate Equities, Inc. 1.875% 2033		2,047	1,926
Allegheny Technologies, Inc. 4.875% 2029		70	70
Allegheny Technologies, Inc. 5.125% 2031		53	53

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	$410	$426
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[2]	95	97
Allied Universal Holdco LLC 9.75% 2027[2]	235	251
Allied Universal Holdco LLC 6.00% 2029[2]	300	292
Allstate Corp. 0.75% 2025	1,563	1,524
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	650
Altice France SA 5.125% 2029[2]	200	195
Altria Group, Inc. 5.95% 2049	131	164
Amazon.com, Inc. 1.50% 2030	2,040	1,979
Amazon.com, Inc. 2.50% 2050	2,500	2,387
American Airlines, Inc. 5.50% 2026[2]	135	141
American Airlines, Inc. 5.75% 2029[2]	135	145
American Campus Communities, Inc. 3.75% 2023	1,810	1,860
American Campus Communities, Inc. 4.125% 2024	1,195	1,277
American Electric Power Company, Inc. 1.00% 2025	250	245
Amgen, Inc. 1.90% 2025	580	591
Amgen, Inc. 2.20% 2027	445	456
Amipeace, Ltd. 2.50% 2024	4,100	4,226
AmWINS Group, Inc. 4.875% 2029[2]	45	46
Anglo American Capital PLC 2.25% 2028[2]	454	446
Anglo American Capital PLC 3.95% 2050[2]	521	554
Angola (Republic of) 9.50% 2025	2,400	2,576
Anheuser-Busch InBev NV 4.75% 2029	2,535	2,953
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,780
Apache Corp. 4.375% 2028	126	137
Apple, Inc. 3.35% 2027	1,075	1,167
Apple, Inc. 2.40% 2050	1,100	1,036
Ardagh Group SA 6.50% Cash 2027[2,7]	210	217
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	270	277
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	677
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	972
Artera Services, LLC 9.033% 2025[2]	200	212
Arthur J. Gallagher & Co. 3.50% 2051	34	36
Asbury Automotive Group, Inc. 4.625% 2029[2]	25	25
Asbury Automotive Group, Inc. 5.00% 2032[2]	35	36
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	120	120
Ascent Resources - Utica LLC 8.25% 2028[2]	230	240
Ascent Resources - Utica LLC 5.875% 2029[2]	100	96
Associated Materials, LLC 9.00% 2025[2]	400	428
AssuredPartners, Inc. 7.00% 2025[2]	200	202
AssuredPartners, Inc. 5.625% 2029[2]	230	224
AstraZeneca Finance LLC 1.75% 2028	685	682
AstraZeneca Finance LLC 2.25% 2031	100	101
AstraZeneca PLC 3.50% 2023	2,700	2,819
AstraZeneca PLC 3.00% 2051	657	690
AT&T, Inc. 3.50% 2053	2,070	2,092
Atkore, Inc. 4.25% 2031[2]	25	26
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[5,6]	150	150
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[5,6]	260	264
Avantor Funding, Inc. 3.875% 2029[2]	125	127
Axiata SPV2 Bhd. 2.163% 2030	651	645
Baidu, Inc. 3.425% 2030	675	709
Bank of America Corp. 1.53% 2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,274
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	870
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,720
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	4,705
Bausch Health Companies, Inc. 9.25% 2026[2]	275	291
Bausch Health Companies, Inc. 5.75% 2027[2]	200	208
Bausch Health Companies, Inc. 4.875% 2028[2]	185	189
Bausch Health Companies, Inc. 5.25% 2031[2]	210	185
Bayer AG 3.375% 2024[2]	840	879
Bayer US Finance II LLC 4.25% 2025[2]	203	220

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Bayerische Motoren Werke AG 2.95% 2022[2]	$3,675	$3,701
Bayerische Motoren Werke AG 3.90% 2025[2]	900	969
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,020
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	30
Belarus (Republic of) 6.875% 2023	4,955	4,912
Belarus (Republic of) 7.625% 2027	2,100	1,940
Berkshire Hathaway Energy Company 2.85% 2051	300	289
Black Knight, Inc. 3.625% 2028[2]	195	195
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	127
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	575	579
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[5,6]	25	25
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	687
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,294
Boeing Company 5.15% 2030	4,000	4,664
Bombardier, Inc. 7.125% 2026[2]	175	182
Bombardier, Inc. 7.875% 2027[2]	125	130
Bombardier, Inc. 6.00% 2028[2]	90	90
Bombardier, Inc. 7.45% 2034[2]	125	154
Bonanza Creek Energy, Inc. 5.00% 2026[2]	30	30
Boyd Gaming Corp. 4.75% 2027	170	174
Brandywine Operating Partnership LP 3.95% 2023	190	195
Braskem SA 4.50% 2030[2]	745	794
Brightstar Escrow Corp. 9.75% 2025[2]	180	193
British American Tobacco PLC 2.789% 2024	1,150	1,186
British American Tobacco PLC 3.215% 2026	955	995
British American Tobacco PLC 3.557% 2027	1,545	1,622
British American Tobacco PLC 3.462% 2029	1,150	1,193
British American Tobacco PLC 4.758% 2049	894	962
Broadcom, Inc. 3.15% 2025	212	222
Broadcom, Inc. 4.15% 2030	1,450	1,609
Broadcom, Inc. 3.419% 2033[2]	698	732
Broadcom, Inc. 3.469% 2034[2]	48	50
Broadcom, Inc. 3.75% 2051[2]	926	970
BWX Technologies, Inc. 4.125% 2029[2]	185	188
CA Magnum Holdings 5.375% 2026[2]	200	207
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
Caesars Entertainment, Inc. 4.625% 2029[2]	40	40
California Resources Corp. 7.125% 2026[2]	100	104
Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,375
Canadian Pacific Railway, Ltd. 2.45% 2031	774	790
Canadian Pacific Railway, Ltd. 3.10% 2051	941	970
Canpack SA / Canpack US, LLC 3.875% 2029[2]	90	88
Carnival Corp. 4.00% 2028[2]	175	174
Carnival Corp. 6.00% 2029[2]	120	120
Carrier Global Corp. 2.242% 2025	530	543
Carvana Co. 5.50% 2027[2]	10	10
Carvana Co. 4.875% 2029[2]	145	138
Castlelake Aviation Finance DAC 5.00% 2027[2]	175	174
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,841
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	575	589
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	172
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	200	202
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	288
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	125	123
CEC Entertainment, Inc. 6.75% 2026[2]	135	132
Centene Corp. 2.45% 2028	40	39
Centene Corp. 4.625% 2029	375	405
Centene Corp. 2.50% 2031	155	151
Centene Corp. 2.625% 2031	25	25
Centerfield Media Parent, Inc. 6.625% 2026[2]	125	125
Central Garden & Pet Co. 4.125% 2030	99	100

American Funds Insurance Series	201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Central Garden & Pet Co. 4.125% 2031[2]	$120	$121
Charles River Laboratories International, Inc. 4.25% 2028[2]	80	83
Cheniere Energy Partners LP 4.50% 2029	210	223
Cheniere Energy Partners LP 4.00% 2031	100	105
Cheniere Energy Partners LP 3.25% 2032[2]	66	67
Chesapeake Energy Corp. 4.875% 2022[8]	915	18
Chesapeake Energy Corp. 5.50% 2026[2]	100	105
Chesapeake Energy Corp. 5.875% 2029[2]	35	37
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,988
Cigna Corp. 4.125% 2025	741	811
Cigna Corp. 2.375% 2031	1,571	1,581
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	802
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,721
Clarivate Science Holdings Corp. 3.875% 2028[2]	65	65
Cleveland-Cliffs, Inc. 9.875% 2025[2]	171	194
Cleveland-Cliffs, Inc. 6.75% 2026[2]	105	111
Cleveland-Cliffs, Inc. 4.875% 2031[2]	140	146
CMS Energy Corp. 3.875% 2024	100	105
CMS Energy Corp. 3.00% 2026	1,200	1,253
CNX Resources Corp. 7.25% 2027[2]	210	223
CNX Resources Corp. 6.00% 2029[2]	120	125
Cogent Communications Group, Inc. 3.50% 2026[2]	260	264
Coinbase Global, Inc. 3.375% 2028[2]	125	117
Coinbase Global, Inc. 3.625% 2031[2]	125	115
Colombia (Republic of) 3.875% 2027	350	353
Comcast Corp. 3.95% 2025	2,610	2,852
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,578
Compass Diversified Holdings 5.25% 2029[2]	270	283
Compass Diversified Holdings 5.00% 2032[2]	65	67
Comstock Resources, Inc. 6.75% 2029[2]	140	152
Comstock Resources, Inc. 5.875% 2030[2]	85	87
Constellation Oil Services Holding SA 10.00% PIK 2024[2,7,8]	2,741	858
Constellium SE 3.75% 2029[2]	125	123
Consumers Energy Co. 3.375% 2023	345	357
Convey Park Energy LLC 7.50% 2025[2]	125	129
CoreLogic, Inc. 4.50% 2028[2]	304	303
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	100	101
Corporate Office Properties LP 2.75% 2031	1,212	1,206
Costa Rica (Republic of) 6.125% 2031[2]	640	648
Coty, Inc. 4.75% 2029[2]	50	51
Covert Mergeco, Inc. 4.875% 2029[2]	20	20
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	400	418
Crédit Agricole SA 4.375% 2025[2]	1,100	1,183
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,682
Credit Suisse Group AG 2.95% 2025	875	917
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,019
Crestwood Midstream Partners LP 6.00% 2029[2]	85	88
Crown Castle International Corp. 2.50% 2031	767	762
CSX Corp. 3.80% 2050	75	86
CSX Corp. 2.50% 2051	1,075	996
CVR Partners LP 9.25% 2023[2]	23	23
CVR Partners LP 6.125% 2028[2]	120	127
CVS Health Corp. 3.50% 2022	430	435
Dana, Inc. 4.25% 2030	10	10
Danske Bank AS 2.70% 2022[2]	1,400	1,405
Danske Bank AS 3.875% 2023[2]	1,675	1,743
DaVita, Inc. 4.625% 2030[2]	90	92
Dell International LLC / EMC Corp. 8.10% 2036	27	41
Deluxe Corp. 8.00% 2029[2]	20	21
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	849
Deutsche Telekom International Finance BV 9.25% 2032	930	1,487
Development Bank of Mongolia LLC 7.25% 2023	1,980	2,089

202	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[2,6,7]	$30	$30
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[6,7]	27	27
Diamond Sports Group LLC 6.625% 2027[2]	385	109
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[5,6]	107	106
Diebold Nixdorf, Inc. 9.375% 2025[2]	320	345
Diebold, Inc. 8.50% 2024	150	150
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[5,6,9,10]	19	18
Digital Currency Group, Inc., Term Loan, 8.75% 2026[5,9,10]	26	24
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[5,6]	112	113
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	180	185
Discovery Communications, Inc. 3.625% 2030	468	501
DISH DBS Corp. 5.25% 2026[2]	65	66
Dominican Republic 5.50% 2025[2]	1,375	1,490
Dominican Republic 8.625% 2027[2]	225	269
Dominican Republic 6.40% 2049[2]	1,613	1,698
DT Midstream, Inc. 4.125% 2029[2]	105	108
Duke Energy Corp. 3.75% 2024	550	578
Duke Energy Progress, LLC 2.00% 2031	2,360	2,308
Dun & Bradstreet Corp. 5.00% 2029[2]	77	79
Edison International 5.75% 2027	370	422
Edison International 4.125% 2028	2,390	2,525
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	102
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,296
Electricité de France SA 4.875% 2038[2]	795	965
EMD Finance LLC 2.95% 2022[2]	225	225
EMD Finance LLC 3.25% 2025[2]	2,924	3,079
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	979
Enbridge, Inc. 4.00% 2023	600	627
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	218
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	221
Enel Finance International SA 3.625% 2027[2]	2,375	2,568
Energy Transfer Operating LP 5.00% 2050	3,408	3,931
Energy Transfer Partners LP 6.00% 2048	47	59
Energy Transfer Partners LP 6.25% 2049	565	739
ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,967
Entergy Corp. 0.90% 2025	750	727
Entergy Texas, Inc. 1.75% 2031	525	493
EQM Midstream Partners LP 6.50% 2027[2]	220	247
EQT Corp. 7.50% 2030[1]	50	64
Equinix, Inc. 1.80% 2027	1,145	1,127
Equinix, Inc. 2.15% 2030	9,390	9,139
Essex Portfolio LP 3.50% 2025	2,835	2,995
Essex Portfolio LP 3.375% 2026	885	940
European Investment Bank 2.25% 2022	700	703
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	530
Export-Import Bank of India 3.25% 2030	3,489	3,558
Fair Isaac Corp. 4.00% 2028[2]	150	154
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	745	751
Fannie Mae Pool #MA2754 3.00% 2026[4]	98	102
Fannie Mae Pool #AP7888 3.50% 2042[4]	404	437
Fannie Mae Pool #AQ0770 3.50% 2042[4]	140	151
Fannie Mae Pool #AO4151 3.50% 2042[4]	129	139
Fertitta Entertainment, Inc. 6.75% 2024[2]	150	150
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	338
First Quantum Minerals, Ltd. 6.875% 2027[2]	440	474
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	155	151
FirstEnergy Corp., Series B, 4.40% 2027 (4.15% on 1/15/2022)[1]	1,800	1,940
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,331
Florida Power & Light Company 2.875% 2051	1,465	1,490
FMG Resources 4.375% 2031[2]	220	231

American Funds Insurance Series	203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Ford Motor Co. 3.25% 2032	$100	$103
Ford Motor Credit Company LLC 3.81% 2024	290	301
Ford Motor Credit Company LLC 5.125% 2025	835	909
Ford Motor Credit Company LLC 3.815% 2027	275	291
Ford Motor Credit Company LLC 2.90% 2028	200	201
Ford Motor Credit Company LLC 4.00% 2030	125	135
Freddie Mac Pool #ZS8588 3.00% 2030[4]	63	66
Freedom Mortgage Corp. 7.625% 2026[2]	90	92
Freeport-McMoRan, Inc. 5.45% 2043	100	126
Fresnillo PLC 4.25% 2050[2]	973	1,021
Front Range BidCo, Inc. 6.125% 2028[2]	200	197
Frontier Communications Corp. 5.875% 2027[2]	125	132
Frontier Communications Corp. 5.00% 2028[2]	90	93
Frontier Communications Holdings, LLC 5.875% 2029	370	371
FS Energy and Power Fund 7.50% 2023[2]	230	240
FXI Holdings, Inc. 7.875% 2024[2]	150	153
FXI Holdings, Inc. 12.25% 2026[2]	522	588
General Motors Company 6.125% 2025	117	135
General Motors Financial Co. 1.05% 2024	725	722
General Motors Financial Co. 2.40% 2028	2,250	2,261
Genesis Energy, LP 8.00% 2027	175	181
GeoPark, Ltd. 6.50% 2024	404	415
Georgia (Republic of) 2.75% 2026[2]	400	399
Glencore Funding LLC 1.625% 2026[2]	2,838	2,787
Global Payments, Inc. 2.90% 2030	683	696
Gol Finance SA 8.00% 2026[2]	70	66
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,214
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,059
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	715
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,531
GPC Merger Sub, Inc. 7.125% 2028[2]	75	78
GPS Hospitality Holding Co. LLC 7.00% 2028[2]	30	27
Gray Escrow II, Inc. 5.375% 2031[2]	50	52
Group 1 Automotive, Inc. 4.00% 2028[2]	45	45
Groupe BPCE SA 5.15% 2024[2]	1,800	1,951
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	712
Guara Norte SARL 5.198% 2034[2]	192	189
Harsco Corp. 5.75% 2027[2]	235	240
Harvest Midstream I, LP 7.50% 2028[2]	60	64
HCA, Inc. 5.625% 2028	210	246
HCA, Inc. 5.25% 2049	170	219
Hexion, Inc. 7.875% 2027[2]	320	338
Hightower Holding, LLC 6.75% 2029[2]	285	293
Hilcorp Energy I, LP 5.75% 2029[2]	45	46
Hilton Grand Vacations Borrower 5.00% 2029[2]	350	359
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	85	87
Howard Hughes Corp. 5.375% 2028[2]	395	421
Howard Hughes Corp. 4.125% 2029[2]	205	208
Howard Hughes Corp. 4.375% 2031[2]	130	131
Howard Midstream Energy Partners, LLC 6.75% 2027[2]	60	62
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	438
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	313
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,508
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,009
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.85%) 1.985% 2022[6]	5,390	5,380
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,448	1,497
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.295% 2023[6]	1,843	1,806
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.43% 2025[6]	363	347
Huarong Finance II Co., Ltd. 5.00% 2025	1,007	1,049
Huarong Finance II Co., Ltd. 5.50% 2025	880	925
Huarong Finance II Co., Ltd. 4.875% 2026	771	801

204	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
HUB International, Ltd. 7.00% 2026[2]	$275	$283
Hungary (Republic of) 2.125% 2031[2]	2,910	2,870
Hungary (Republic of) 3.125% 2051[2]	1,255	1,238
Hyundai Capital America 3.25% 2022[2]	250	255
Hyundai Capital America 0.875% 2024[2]	1,200	1,177
Hyundai Capital America 1.50% 2026[2]	2,375	2,311
Hyundai Capital America 1.65% 2026[2]	1,800	1,766
Hyundai Capital America 2.375% 2027[2]	1,284	1,278
Hyundai Capital America 2.00% 2028[2]	600	585
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,522
II-VI, Inc. 5.00% 2029[2]	75	77
II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2028[5,6]	25	25
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,038
Independence Energy Finance LLC 7.25% 2026[2]	150	156
Ingles Markets, Inc. 4.00% 2031[2]	170	172
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,506
Iraq (Republic of) 6.752% 2023[2]	545	553
Iron Mountain Information Management Services, Inc. 5.00% 2032[2]	110	113
Iron Mountain, Inc. 5.25% 2030[2]	175	185
Israel (State of) 3.375% 2050	1,470	1,593
Israel (State of) 3.875% 2050	795	930
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,540
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,703
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
KB Home 6.875% 2027	50	59
Kennedy-Wilson Holdings, Inc. 4.75% 2029	205	210
Kennedy-Wilson Holdings, Inc. 4.75% 2030	120	122
Kennedy-Wilson Holdings, Inc. 5.00% 2031	80	83
Kenya (Republic of) 6.875% 2024	1,300	1,377
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,119
Keurig Dr Pepper, Inc. 3.20% 2030	146	155
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,406
Kimberly-Clark Corp. 1.05% 2027	770	746
Kimberly-Clark Corp. 3.10% 2030	110	119
Kinder Morgan, Inc. 3.60% 2051	1,500	1,512
Kraft Heinz Company 3.875% 2027	110	119
Kraft Heinz Company 5.00% 2042	250	312
Kraft Heinz Company 4.375% 2046	740	868
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	94
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	212
Kuwait (State of) 2.75% 2022[2]	3,550	3,571
Labl Escrow Issuer, LLC 10.50% 2027[2]	55	58
Labl, Inc. 8.25% 2029[2]	250	252
Lamb Weston Holdings, Inc. 4.125% 2030[2]	125	128
Lamb Weston Holdings, Inc. 4.375% 2032[2]	75	77
LCM Investments Holdings II, LLC 4.875% 2029[2]	9	9
Ligado Networks LLC 15.50% PIK 2023[2,7]	262	213
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,001	1,152
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	685	789
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	615	650
Limited Brands, Inc. 6.625% 2030[2]	75	85
Limited Brands, Inc. 6.875% 2035	25	31
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 6/15/2022)[1]	1,825	1,828
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,895
LPL Holdings, Inc. 4.625% 2027[2]	270	280
LPL Holdings, Inc. 4.375% 2031[2]	110	113
LSB Industries, Inc. 6.25% 2028[2]	170	177
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	430	4
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	60	61
Mallinckrodt PLC 10.00% 2025[2]	960	1,019

American Funds Insurance Series	205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Masco Corp. 1.50% 2028	$791	$766
Mastercard, Inc. 2.00% 2031	600	599
Medtronic, Inc. 3.50% 2025	1,091	1,162
Meituan Dianping 2.125% 2025	1,730	1,668
Meituan Dianping 3.05% 2030[2]	3,095	2,868
Mercer International, Inc. 5.125% 2029	130	133
Methanex Corp. 5.65% 2044	80	80
Mexico City Airport Trust 5.50% 2047	432	433
MicroStrategy, Inc. 6.125% 2028[2]	50	50
Midas Intermediate Holdco II, LLC 7.875% 2022[2]	15	15
Midas OpCo Holdings LLC 5.625% 2029[2]	140	144
Mohegan Gaming & Entertainment 8.00% 2026[2]	285	300
Molina Healthcare, Inc. 3.875% 2030[2]	75	78
MoneyGram International, Inc. 5.375% 2026[2]	60	61
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,144
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,335
Mozart Debt Merger Sub, Inc. 3.875% 2029[2]	60	60
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	185	188
MPLX LP 2.65% 2030	837	834
MPLX LP 5.50% 2049	1,900	2,432
MSCI, Inc. 3.625% 2031[2]	150	156
MSCI, Inc. 3.875% 2031[2]	265	276
Nabors Industries, Inc. 7.375% 2027[2]	65	67
National Financial Partners Corp. 6.875% 2028[2]	210	211
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	133
Navient Corp. 5.50% 2023	375	391
Navient Corp. 5.875% 2024	530	566
Navient Corp. 6.125% 2024	100	107
Navient Corp. 4.875% 2028	80	80
NCL Corp., Ltd. 3.625% 2024[2]	280	265
NCL Corp., Ltd. 5.875% 2026[2]	115	115
NCR Corp. 5.125% 2029[2]	220	228
Neiman Marcus Group, LLC 7.125% 2026[2]	190	202
Nestlé Holdings, Inc. 1.50% 2028[2]	4,330	4,222
Netflix, Inc. 4.875% 2028	150	171
Netflix, Inc. 4.875% 2030[2]	225	263
New Fortress Energy, Inc. 6.75% 2025[2]	50	51
New Fortress Energy, Inc. 6.50% 2026[2]	500	497
New York Life Global Funding 1.20% 2030[2]	2,725	2,546
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	953
Newell Brands, Inc. 5.875% 2036[1]	100	123
Newell Rubbermaid, Inc. 4.70% 2026	100	109
Nexstar Broadcasting, Inc. 4.75% 2028[2]	125	128
Nexstar Escrow Corp. 5.625% 2027[2]	100	106
NGL Energy Operating LLC 7.50% 2026[2]	275	284
NGL Energy Partners LP 7.50% 2023	300	296
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	188
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	217
NIKE, Inc. 3.375% 2050	602	682
Northern Oil and Gas, Inc. 8.125% 2028[2]	240	254
NorthRiver Midstream Finance LP 5.625% 2026[2]	105	109
Nova Chemicals Corp. 5.25% 2027[2]	20	21
Nova Chemicals Corp. 4.25% 2029[2]	5	5
Novelis Corp. 3.25% 2026[2]	15	15
Novelis Corp. 4.75% 2030[2]	145	153
Novelis Corp. 3.875% 2031[2]	20	20
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	120	131
Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
Occidental Petroleum Corp. 5.875% 2025	240	265
Occidental Petroleum Corp. 6.375% 2028	234	278
Occidental Petroleum Corp. 6.125% 2031	50	61

206	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	$1,410	$1,438
Oleoducto Central SA 4.00% 2027[2]	2,535	2,524
Oleoducto Central SA 4.00% 2027	630	627
ONEOK, Inc. 4.95% 2047	111	129
ONEOK, Inc. 5.20% 2048	858	1,039
ONEOK, Inc. 4.45% 2049	3,510	3,888
Option Care Health, Inc. 4.375% 2029[2]	30	30
Oracle Corp. 2.65% 2026	2,327	2,394
Oracle Corp. 3.25% 2027	1,880	1,981
Oracle Corp. 3.60% 2050	980	961
Oracle Corp. 3.95% 2051	22	23
Orange SA 9.00% 2031[1]	2,434	3,734
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	514	514
Owens & Minor, Inc. 4.375% 2024	360	383
Pacific Gas and Electric Co. 2.95% 2026	590	601
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,599
Pacific Gas and Electric Co. 3.30% 2027	659	671
Pacific Gas and Electric Co. 4.65% 2028	542	592
Pacific Gas and Electric Co. 3.25% 2031	930	934
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,364
Pacific Gas and Electric Co. 3.50% 2050	931	865
Pakistan (Islamic Republic of) 5.625% 2022	6,900	7,047
Panama (Republic of) 3.75% 2026[2]	1,440	1,532
Panther BF Aggregator 2, LP 6.25% 2026[2]	49	51
Panther BF Aggregator 2, LP 8.50% 2027[2]	100	106
Park Intermediate Holdings LLC 4.875% 2029[2]	80	82
Parkland Corp. 4.625% 2030[2]	40	40
Party City Holdings, Inc. 8.75% 2026[2]	75	78
Pearl Merger Sub, Inc. 6.75% 2028[2]	75	77
Peru (Republic of) 2.392% 2026	500	508
Petróleos Mexicanos 4.625% 2023	1,200	1,232
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,466
Petróleos Mexicanos 6.875% 2026	4,260	4,690
Petróleos Mexicanos 6.50% 2027	2,203	2,353
Petróleos Mexicanos 6.50% 2029	85	88
Petróleos Mexicanos 6.70% 2032[2]	1,644	1,664
Petróleos Mexicanos 7.69% 2050	75	73
Petróleos Mexicanos 6.95% 2060	201	180
PETRONAS Capital, Ltd. 3.50% 2030[2]	605	655
PG&E Corp. 5.00% 2028	85	90
PG&E Corp. 5.25% 2030	125	131
PGT Innovations, Inc. 4.375% 2029[2]	20	20
Philip Morris International, Inc. 2.10% 2030	634	621
Post Holdings, Inc. 4.625% 2030[2]	474	484
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,847
Procter & Gamble Company 3.00% 2030	338	368
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	2,940	2,989
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,815
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,031
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	571
PTT Exploration and Production PCL 2.587% 2027[2]	200	204
Public Service Electric and Gas Co. 2.05% 2050	415	352
Puget Energy, Inc. 5.625% 2022	480	487
Qatar (State of) 3.40% 2025[2]	4,805	5,106
Qatar (State of) 5.103% 2048[2]	530	718
Qatar Petroleum 1.375% 2026[2]	1,325	1,301
Qatar Petroleum 3.125% 2041[2]	3,255	3,298
Qatar Petroleum 3.30% 2051[2]	1,045	1,080
Radiology Partners, Inc. 9.25% 2028[2]	220	231
Range Resources Corp. 8.25% 2029	55	61
Raptor Acquisition Corp. 4.875% 2026[2]	180	182

American Funds Insurance Series	207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	$25	$25
Realogy Corp. 5.75% 2029[2]	160	164
Reynolds American, Inc. 4.45% 2025	2,115	2,286
Ritchie Bros. Holdings, Inc. 4.75% 2031[2]	30	31
RLJ Lodging Trust, LP 4.00% 2029[2]	35	35
Rockcliff Energy II LLC 5.50% 2029[2]	25	26
Roller Bearing Company of America, Inc. 4.375% 2029[2]	20	20
Royal Bank of Canada 0.875% 2026	4,660	4,538
Royal Bank of Canada 1.20% 2026	2,200	2,163
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	64
RP Escrow Issuer, LLC 5.25% 2025[2]	150	151
Russian Federation 4.25% 2027	1,400	1,516
SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,509
SA Global Sukuk, Ltd. 1.602% 2026[2]	835	823
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,738
Sabine Pass Liquefaction, LLC 4.50% 2030	49	55
Santander Holdings USA, Inc. 3.244% 2026	3,750	3,917
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,915
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,099
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,062
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,189
Saudi Arabia (Kingdom of) 2.25% 2031[2]	2,735	2,716
Saudi Arabian Oil Co. 1.625% 2025[2]	430	428
Scentre Group 3.50% 2025[2]	210	221
Scentre Group 3.75% 2027[2]	110	119
Scientific Games Corp. 8.25% 2026[2]	375	395
Scientific Games Corp. 7.25% 2029[2]	75	84
SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	111
SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	61
Scotts Miracle-Gro Co. 4.50% 2029	115	120
Scotts Miracle-Gro Co. 4.375% 2032[2]	75	75
ServiceNow, Inc. 1.40% 2030	1,830	1,705
Simmons Foods, Inc. 4.625% 2029[2]	160	158
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026	1,465	1,448
Sirius XM Radio, Inc. 4.00% 2028[2]	195	196
Sirius XM Radio, Inc. 3.875% 2031[2]	100	98
SK hynix, Inc. 1.50% 2026[2]	1,343	1,315
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,109
SM Energy Co. 6.50% 2028	50	52
Sonic Automotive, Inc. 4.625% 2029[2]	70	71
Sonic Automotive, Inc. 4.875% 2031[2]	25	25
Southern California Edison Co. 2.85% 2029	200	207
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[1]	130	143
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	40	45
Southwestern Energy Co. 5.375% 2030	155	166
Southwestern Energy Co. 4.75% 2032	55	58
Sprint Corp. 7.625% 2026	180	216
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	8,643	7,860
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,631
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,052
Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,869
Stellantis Finance US, Inc. 2.691% 2031[2]	225	221
Stericycle, Inc. 3.875% 2029[2]	225	222
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[2]	75	78
Sunoco LP 4.50% 2029	145	147
Sunoco LP 4.50% 2030[2]	75	77
Surgery Center Holdings 10.00% 2027[2]	210	223
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1]	77	79
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	898

208	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Talen Energy Corp. 10.50% 2026[2]	$125	$54
Talen Energy Corp. 7.25% 2027[2]	335	297
Targa Resources Partners LP 5.50% 2030	210	230
Targa Resources Partners LP 4.875% 2031	90	98
Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	3,262
Tencent Music Entertainment Group 2.00% 2030	610	571
Tenet Healthcare Corp. 4.875% 2026[2]	240	247
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,826
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	3,974
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,731
Teva Pharmaceutical Finance Co. BV 5.125% 2029	200	196
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,802
T-Mobile US, Inc. 2.40% 2029[2]	1,079	1,090
TopBuild Corp. 4.125% 2032[2]	70	72
Toronto-Dominion Bank 1.25% 2026	2,836	2,789
Total Capital International 3.127% 2050	804	826
Toyota Motor Credit Corp. 3.375% 2030	453	497
TransCanada PipeLines, Ltd. 4.10% 2030	444	496
TransDigm, Inc. 5.50% 2027	65	67
TransDigm, Inc. 4.625% 2029	115	115
Transocean Guardian, Ltd. 5.875% 2024[2]	37	35
Transocean Poseidon, Ltd. 6.875% 2027[2]	130	126
Transocean, Inc. 7.25% 2025[2]	90	69
Transocean, Inc. 8.00% 2027[2]	80	58
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[5,6]	25	25
Turkey (Republic of) 6.25% 2022	1,880	1,898
Turkey (Republic of) 5.75% 2024	2,500	2,449
Turkey (Republic of) 6.35% 2024	2,220	2,189
U.S. Treasury 0.125% 2022	12,340	12,321
U.S. Treasury 0.125% 2023	12,320	12,279
U.S. Treasury 2.625% 2023	6,900	7,071
U.S. Treasury 0.375% 2024	12,920	12,752
U.S. Treasury 1.875% 2024	4,515	4,630
U.S. Treasury 0.25% 2025	30,740	29,789
U.S. Treasury 2.875% 2025	5,400	5,758
U.S. Treasury 0.50% 2026	7,453	7,244
U.S. Treasury 0.75% 2026	4,361	4,265
U.S. Treasury 0.875% 2026	24,418	23,999
U.S. Treasury 1.125% 2026	1,698	1,688
U.S. Treasury 1.375% 2031[11]	21,464	21,197
U.S. Treasury 1.125% 2040	9,170	8,043
U.S. Treasury 1.75% 2041	6,050	5,865
U.S. Treasury 1.875% 2041[11]	21,440	21,225
U.S. Treasury 2.75% 2047	1,625	1,896
U.S. Treasury 3.00% 2048	5,045	6,184
U.S. Treasury 1.25% 2050	2,100	1,787
U.S. Treasury 1.625% 2050	2,580	2,408
U.S. Treasury 2.00% 2051	7,115	7,262
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,576	10,738
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,267	10,528
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,972	4,705
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,944
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2026[5,6]	60	60
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[5,6]	75	75
Ukraine 7.75% 2022	4,460	4,431
Ukraine 7.75% 2024	1,570	1,527
UniCredit SpA 3.75% 2022[2]	1,750	1,763
Uniform Mortgage-Backed Security 1.50% 2037[4,12]	2,962	2,965
Uniform Mortgage-Backed Security 1.50% 2037[4,12]	1,935	1,940

American Funds Insurance Series	209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. dollars (continued)
Uniform Mortgage-Backed Security 3.00% 2037[4,12]	$17	$18
Uniform Mortgage-Backed Security 2.50% 2052[4,12]	16,805	17,066
Uniform Mortgage-Backed Security 2.50% 2052[4,12]	6,534	6,651
Uniform Mortgage-Backed Security 3.00% 2052[4,12]	6,797	7,042
Uniform Mortgage-Backed Security 3.00% 2052[4,12]	3,493	3,614
Unifrax Escrow Issuer Corp. 5.25% 2028[2]	35	35
Unifrax Escrow Issuer Corp. 7.50% 2029[2]	100	101
United Technologies Corp. 4.125% 2028	1,900	2,127
Univision Communications, Inc. 6.625% 2027[2]	85	92
Univision Communications, Inc. 4.50% 2029[2]	290	293
US Foods, Inc. 4.625% 2030[2]	45	46
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	51	52
Valvoline, Inc. 3.625% 2031[2]	130	126
Venator Materials Corp. 5.75% 2025[2]	190	183
Venator Materials Corp. 9.50% 2025[2]	225	246
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	215	223
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	200	212
Venture Global Calcasieu Pass, LLC 3.875% 2033[2]	65	68
Verizon Communications, Inc. 3.15% 2030	575	609
Verizon Communications, Inc. 2.55% 2031	2,100	2,121
Verizon Communications, Inc. 3.40% 2041	3,460	3,629
Viavi Solutions, Inc. 3.75% 2029[2]	17	17
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	390	413
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,411
W. R. Grace Holdings LLC 5.625% 2029[2]	65	67
Warrior Met Coal, Inc. 7.875% 2028[2]	200	205
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	210
WEA Finance LLC 3.75% 2024[2]	535	562
Weatherford International, Ltd. 11.00% 2024[2]	12	12
Weatherford International, Ltd. 8.625% 2030[2]	50	52
WESCO Distribution, Inc. 7.125% 2025[2]	195	207
WESCO Distribution, Inc. 7.25% 2028[2]	215	236
Western Global Airlines LLC 10.375% 2025[2]	15	17
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[1]	85	89
Western Midstream Operating, LP 4.75% 2028	70	77
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	2,963
WeWork Companies, LLC 5.00% 2025[2]	50	43
Williams Companies, Inc. 3.50% 2030	893	950
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	38
Xcel Energy, Inc. 3.35% 2026	2,581	2,745
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[5,6]	135	135
Ziggo Bond Co. BV 5.125% 2030[2]	200	201
Ziggo Bond Finance BV 4.875% 2030[2]	300	308
Zimmer Holdings, Inc. 3.15% 2022	790	792
		826,862

Total bonds, notes & other debt instruments (cost: $1,930,539,000)		1,937,589

Preferred securities 0.00%	Shares
U.S. dollars 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	34

Total preferred securities (cost: $49,000)		34

210	American Funds Insurance Series

Capital World Bond Fund (continued)

Common stocks 0.09%	Shares	Value (000)
U.S. dollars 0.09%
New AMI I, LLC[9,10,13]	174,911	$1,322
Chesapeake Energy Corp.	6,577	424
Diamond Offshore Drilling, Inc.[13]	36,338	154
Diamond Offshore Drilling, Inc.[2,9,13]	12,700	50
McDermott International, Ltd.[13]	4,287	2

Total common stocks (cost: $2,106,000)		1,952

Rights & warrants 0.00%
U.S. dollars 0.00%
Chesapeake Energy Corp., Class C, warrants, expire 2026[13]	187	6
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—	[14]

Total rights & warrants (cost: $58,000)		6

Short-term securities 8.07%
Money market investments 6.91%
Capital Group Central Cash Fund 0.09%[15,16]	1,440,655	144,080

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 1.16%
Egyptian Treasury 1/4/2022	12.077%	EGP	69,125	4,399
Egyptian Treasury 1/18/2022	11.246		82,900	5,255
Egyptian Treasury 4/19/2022	11.506		31,100	1,915
Egyptian Treasury 4/26/2022	11.461		204,150	12,545
				24,114

Total short-term securities (cost: $168,175,000)				168,194
Total investment securities 101.09% (cost: $2,100,927,000)				2,107,775
Other assets less liabilities (1.09)%				(22,767)

Net assets 100.00%				$2,085,008

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
90 Day Euro Dollar Futures	Long	515	December 2022	$127,405	$(251)
2 Year U.S. Treasury Note Futures	Long	12	March 2022	2,618	(2)
5 Year U.S. Treasury Note Futures	Short	367	March 2022	(44,398)	(66)
10 Year Euro-Bund Futures	Short	157	March 2022	(30,631)	573
10 Year Italy Government Bond Futures	Short	213	March 2022	(35,650)	614
10 Year Japanese Government Bond Futures	Long	24	March 2022	31,628	(97)
10 Year U.S. Treasury Note Futures	Short	159	March 2022	(20,745)	(226)
10 Year Ultra U.S. Treasury Note Futures	Short	252	March 2022	(36,902)	(514)
10 Year UK Gilt Futures	Long	208	March 2022	35,164	(80)
20 Year U.S. Treasury Bond Futures	Long	153	March 2022	24,547	214

American Funds Insurance Series	211

Capital World Bond Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
30 Year Euro-Buxl Futures	Long	62	March 2022	$14,593	$(757)
30 Year Ultra U.S. Treasury Bond Futures	Long	116	March 2022	22,866	416
					$(176)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
USD	2,089	JPY	236,280	JPMorgan Chase	1/6/2022	$35
USD	4,572	JPY	524,790	Goldman Sachs	1/6/2022	10
USD	1,480	CAD	1,871	UBS AG	1/6/2022	1
JPY	259,830	USD	2,299	Bank of America	1/6/2022	(40)
JPY	1,568,780	USD	13,690	Goldman Sachs	1/6/2022	(51)
AUD	3,250	USD	2,338	Citibank	1/7/2022	27
GBP	12,800	USD	17,056	Goldman Sachs	1/10/2022	269
GBP	2,680	USD	3,542	Bank of America	1/10/2022	85
GBP	4,410	USD	5,895	Goldman Sachs	1/10/2022	74
EUR	8,130	USD	9,225	JPMorgan Chase	1/10/2022	33
MYR	13,980	USD	3,335	HSBC Bank	1/10/2022	25
USD	1,537	NZD	2,240	HSBC Bank	1/10/2022	3
USD	1,266	AUD	1,770	Goldman Sachs	1/10/2022	(22)
USD	17,453	DKK	114,240	BNP Paribas	1/10/2022	(40)
USD	6,757	BRL	38,280	Standard Chartered Bank	1/10/2022	(101)
USD	13,645	MYR	57,690	Standard Chartered Bank	1/10/2022	(221)
USD	6,315	MXN	135,010	Goldman Sachs	1/10/2022	(268)
EUR	4,940	USD	5,582	Morgan Stanley	1/11/2022	43
USD	1,561	CAD	2,000	Citibank	1/11/2022	(20)
USD	4,682	RUB	346,336	Citibank	1/12/2022	75
CNH	27,100	USD	4,239	Barclays Bank PLC	1/13/2022	20
PLN	4,950	EUR	1,074	BNP Paribas	1/13/2022	5
EUR	17,710	DKK	131,740	Goldman Sachs	1/13/2022	(6)
EUR	4,991	CZK	127,210	Citibank	1/13/2022	(132)
USD	14,872	MXN	314,310	Citibank	1/13/2022	(445)
USD	3,323	JPY	381,060	HSBC Bank	1/18/2022	10
JPY	597,660	USD	5,268	UBS AG	1/18/2022	(71)
JPY	712,220	USD	6,267	Bank of New York Mellon	1/18/2022	(74)
JPY	1,263,200	USD	11,099	Bank of New York Mellon	1/18/2022	(116)
CHF	800	USD	870	Bank of America	1/20/2022	9
EUR	0	USD	0	Morgan Stanley	1/20/2022	— [14]
EUR	13,366	DKK	99,400	Morgan Stanley	1/20/2022	(1)
SEK	23,400	USD	2,595	HSBC Bank	1/20/2022	(5)
NOK	34,920	EUR	3,489	UBS AG	1/20/2022	(10)
EUR	5,355	NOK	54,550	Morgan Stanley	1/20/2022	(93)
JPY	8,221,018	USD	72,438	Morgan Stanley	1/20/2022	(958)
INR	155,700	USD	2,083	UBS AG	1/21/2022	2
USD	2,239	IDR	32,232,353	Citibank	1/21/2022	(25)
KRW	33,705,640	USD	28,377	Citibank	1/21/2022	(51)
USD	1,711	COP	6,884,150	Morgan Stanley	1/24/2022	23
USD	3,446	PEN	14,010	UBS AG	1/24/2022	(60)
USD	3,159	COP	12,396,140	Goldman Sachs	2/14/2022	126
USD	11,661	BRL	61,700	Citibank	6/15/2022	1,080

212	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2021 (000)
BRL	61,700	USD	11,125	JPMorgan Chase	6/15/2022	$(545)
USD	13,962	BRL	77,286	Citibank	7/1/2022	773
USD	6,024	BRL	33,600	Citibank	7/1/2022	290
BRL	110,886	USD	19,160	Citibank	7/1/2022	(238)
USD	13,967	BRL	77,966	Citibank	8/10/2022	823
USD	11,219	BRL	63,000	JPMorgan Chase	8/10/2022	598
BRL	140,966	USD	24,130	Citibank	8/10/2022	(364)
						$482

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay					Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)		12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZ$	4,428	$(38)	$—	$(38)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023		37,736	(328)	—	(328)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023		13,908	(121)	—	(121)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023		34,765	(293)	—	(293)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023		5,734	(49)	—	(49)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023		5,734	(48)	—	(48)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023		6,295	(52)	—	(52)
3-month USD-LIBOR	Quarterly	0.3302%	Semi-annual	9/21/2023		$7,599	64	—	64
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	NZ$	11,830	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.3792%	Semi-annual	9/28/2023		$8,240	65	—	65
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	NZ$	11,817	(86)	—	(86)
3-month USD-LIBOR	Quarterly	0.3842%	Semi-annual	9/29/2023		$8,240	64	—	64
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	NZ$	12,043	(87)	—	(87)
3-month USD-LIBOR	Quarterly	0.3975%	Semi-annual	9/30/2023		$8,367	63	—	63
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	NZ$	12,093	(88)	—	(88)
3-month USD-LIBOR	Quarterly	0.4557%	Semi-annual	10/14/2023		$8,240	57	—	57
3-month USD-LIBOR	Quarterly	0.4562%	Semi-annual	10/14/2023		8,240	57	—	57
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZ$	10,675	(73)	—	(73)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023		12,176	(80)	—	(80)
3-month USD-LIBOR	Quarterly	0.4692%	Semi-annual	10/15/2023	$8,240		55	—	55
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	NZ$	12,163	(76)	—	(76)
3-month USD-LIBOR	Quarterly	0.4917%	Semi-annual	10/18/2023		$8,254	52	—	52
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	NZ$	12,163	(72)	—	(72)
3-month USD-LIBOR	Quarterly	0.4997%	Semi-annual	10/19/2023		$10,569	66	—	66
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZ$	13,521	(75)	—	(75)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	33	—	33
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023		17,111	30	—	30
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023		1,440	2	—	2
0.3653%	Semi-annual	3-month USD-LIBOR	Quarterly	3/5/2024		$13,710	(180)	—	(180)
3-month SEK-STIBOR	Quarterly	0.175%	Annual	2/9/2026	SKr	56,800	113	—	113
3-month SEK-STIBOR	Quarterly	0.179%	Annual	2/9/2026		28,400	56	—	56
3-month SEK-STIBOR	Quarterly	0.189%	Annual	2/11/2026		28,500	55	—	55
3-month SEK-STIBOR	Quarterly	0.185%	Annual	2/11/2026		28,500	55	—	55
6.21%	28-Day	28-day MXN-TIIE	28-Day	5/21/2026	MXN	72,300	(162)	—	(162)
6.255%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026		47,800	(103)	—	(103)

American Funds Insurance Series	213

Capital World Bond Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay					Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)		12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
6.21%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026	MXN	47,800	$(107)	$—	$(107)
6.19%	28-Day	28-day MXN-TIIE	28-Day	5/22/2026		48,400	(111)	—	(111)
6.15%	28-Day	28-day MXN-TIIE	28-Day	5/25/2026		47,800	(113)	—	(113)
6.14%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		29,400	(71)	—	(71)
6.115%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		29,400	(72)	—	(72)
6.12%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		44,400	(108)	—	(108)
6.13%	28-Day	28-day MXN-TIIE	28-Day	6/8/2026		103,200	(250)	—	(250)
6.16%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		58,800	(139)	—	(139)
6.15%	28-Day	28-day MXN-TIIE	28-Day	6/9/2026		58,800	(140)	—	(140)
6.23%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		30,100	(67)	—	(67)
6.195%	28-Day	28-day MXN-TIIE	28-Day	6/10/2026		30,100	(69)	—	(69)
6.36%	28-Day	28-day MXN-TIIE	28-Day	6/12/2026		26,040	(52)	—	(52)
6.5375%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		14,000	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		13,900	(24)	—	(24)
6.47%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		14,200	(25)	—	(25)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/17/2026		43,000	(70)	—	(70)
6.55%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026		14,100	(23)	—	(23)
6.50%	28-Day	28-day MXN-TIIE	28-Day	6/18/2026		27,800	(48)	—	(48)
6.59%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		38,700	(61)	—	(61)
6.58%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		41,600	(66)	—	(66)
6.585%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		50,900	(80)	—	(80)
6.64%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		62,600	(92)	—	(92)
6.6175%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		165,900	(251)	—	(251)
6.633%	28-Day	28-day MXN-TIIE	28-Day	6/25/2026		172,500	(256)	—	(256)
6.63%	28-Day	28-day MXN-TIIE	28-Day	6/26/2026		176,800	(263)	—	(263)
6.605%	28-Day	28-day MXN-TIIE	28-Day	7/6/2026		105,000	(163)	—	(163)
7.235%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		17,500	(7)	—	(7)
7.22%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		17,500	(7)	—	(7)
7.20%	28-Day	28-day MXN-TIIE	28-Day	10/5/2026		34,940	(15)	—	(15)
7.205%	28-Day	28-day MXN-TIIE	28-Day	10/7/2026		38,540	(17)	—	(17)
7.66%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		70,800	34	—	34
7.64%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		70,800	31	—	31
7.62%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		43,375	17	—	17
7.59%	28-Day	28-day MXN-TIIE	28-Day	10/29/2026		28,900	10	—	10
7.52%	28-Day	28-day MXN-TIIE	28-Day	10/30/2026		89,445	18	—	18
3-month USD-LIBOR	Quarterly	1.4822%	Semi-annual	3/5/2031		$5,120	24	—	24
								$—	$(3,856)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 12/31/2021 (000)
ITRAX.EUR.IG.36	1.00%	Quarterly	12/20/2026	$2,430	$(72)	$(69)	$(3)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	22,302	(2,038)	(1,949)	(89)
						$(2,018)	$(92)

214	American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 12/31/2021 (000)
1.00%	Quarterly	CDX.NA.IG.37	12/20/2026	$30,400	$738	$728	$10

Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 6.91%
Money market investments 6.91%
Capital Group Central Cash Fund 0.09%[15]	$147,017	$810,222	$813,160	$(10)	$11	$144,080	$128

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,518,000, which represented 10.14% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,981,000, which represented .10% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,957,000, which represented .09% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $10,137,000, which represented .49% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 12/31/2021.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations and symbols

AUD/A$ = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD/C$ = Canadian dollars

CHF = Swiss francs

CLP = Chilean pesos

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK/DKr = Danish kroner

EGP = Egyptian pounds

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP/£ = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK/NKr = Norwegian kroner

NZD/NZ$ = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

Rev. = Revenue

RON = Romanian leu

RUB = Russian rubles

SEK/SKr = Swedish kronor

SOFR = Secured Overnight Financing Rate

STIBOR = Stockholm Interbank Offered Rate

TBA = To-be-announced

TIIE = Equilibrium Interbank Interest Rate

UAH = Ukrainian hryvnia

USD/$ = U.S. dollars

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	215

American High-Income Trust

(formerly High-Income Bond Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 91.04%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 91.01%
Consumer discretionary 13.59%
Adient US LLC 9.00% 2025[1]	$500	$532
Allied Universal Holdco LLC 6.625% 2026[1]	858	901
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,044
Allied Universal Holdco LLC 4.625% 2028[1]	490	491
Allied Universal Holdco LLC 6.00% 2029[1]	1,390	1,354
Asbury Automotive Group, Inc. 4.625% 2029[1]	795	811
Asbury Automotive Group, Inc. 5.00% 2032[1]	725	753
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	275
Boyd Gaming Corp. 8.625% 2025[1]	60	64
Boyd Gaming Corp. 4.75% 2027	621	635
Boyd Gaming Corp. 4.75% 2031[1]	895	914
Boyne USA, Inc. 4.75% 2029[1]	235	242
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,140
Caesars Entertainment, Inc. 4.625% 2029[1]	550	551
Caesars Resort Collection, LLC 5.75% 2025[1]	345	361
Carnival Corp. 7.625% 2026[1]	975	1,023
Carnival Corp. 10.50% 2026[1]	1,130	1,291
Carnival Corp. 4.00% 2028[1]	3,000	2,984
Carnival Corp. 6.00% 2029[1]	950	947
Carvana Co. 5.625% 2025[1]	150	150
Carvana Co. 5.50% 2027[1]	1,671	1,656
Carvana Co. 5.875% 2028[1]	2,189	2,184
Carvana Co. 4.875% 2029[1]	2,110	2,013
CEC Entertainment, Inc. 6.75% 2026[1]	1,150	1,128
Dana, Inc. 5.625% 2028	345	367
Empire Communities Corp. 7.00% 2025[1]	475	492
Empire Resorts, Inc. 7.75% 2026[1]	870	875
Everi Holdings, Inc. 5.00% 2029[1]	155	157
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,671	2,674
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,985	2,906
Foot Locker, Inc. 4.00% 2029[1]	535	537
Ford Motor Co. 3.25% 2032	1,130	1,159
Ford Motor Co. 5.291% 2046	70	82
Ford Motor Credit Company LLC 3.664% 2024	500	520
Ford Motor Credit Company LLC 5.584% 2024	350	378
Ford Motor Credit Company LLC 3.375% 2025	1,115	1,160
Ford Motor Credit Company LLC 5.125% 2025	3,835	4,176
Ford Motor Credit Company LLC 2.70% 2026	750	758
Ford Motor Credit Company LLC 4.542% 2026	1,460	1,587
Ford Motor Credit Company LLC 3.815% 2027	2,125	2,250
Ford Motor Credit Company LLC 4.125% 2027	835	902
Ford Motor Credit Company LLC 4.271% 2027	525	565
Ford Motor Credit Company LLC 2.90% 2028	550	552
Ford Motor Credit Company LLC 5.113% 2029	200	228
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,961
Ford Motor Credit Company LLC 3.625% 2031	400	422
Full House Resorts, Inc. 8.25% 2028[1]	160	168
GPS Hospitality Holding Co. LLC 7.00% 2028[1]	240	218
Group 1 Automotive, Inc. 4.00% 2028[1]	485	484
Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,039
Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,166
Hilton Grand Vacations Borrower 5.00% 2029[1]	2,455	2,520
Hilton Worldwide Holdings, Inc. 5.375% 2025[1]	100	104
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	300	303
Hilton Worldwide Holdings, Inc. 4.875% 2030	508	544
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,720	1,761
International Game Technology PLC 6.50% 2025[1]	1,383	1,502
International Game Technology PLC 4.125% 2026[1]	335	345
International Game Technology PLC 5.25% 2029[1]	3,380	3,587

216	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
KB Home 6.875% 2027	$330	$387
Kontoor Brands, Inc. 4.125% 2029[1]	370	371
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	17	19
Lennar Corp. 4.50% 2024	40	43
Levi Strauss & Co. 3.50% 2031[1]	430	439
Limited Brands, Inc. 6.625% 2030[1]	370	420
Limited Brands, Inc. 6.875% 2035	786	978
Limited Brands, Inc. 6.75% 2036	655	810
Lithia Motors, Inc. 4.625% 2027[1]	100	105
Lithia Motors, Inc. 3.875% 2029[1]	505	516
Lithia Motors, Inc. 4.375% 2031[1]	475	508
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[1]	195	197
M.D.C. Holdings, Inc. 6.00% 2043	823	1,042
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	494
Melco International Development, Ltd. 5.75% 2028[1]	1,370	1,380
Melco International Development, Ltd. 5.375% 2029[1]	1,956	1,900
Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	297
Merlin Entertainment 5.75% 2026[1]	792	825
MGM Growth Properties LLC 5.625% 2024	557	596
MGM Growth Properties LLC 4.625% 2025[1]	900	961
MGM Growth Properties LLC 3.875% 2029[1]	1,400	1,472
MGM Resorts International 6.00% 2023	281	294
MGM Resorts International 5.50% 2027	401	427
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	160	161
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 6.75%) 4.00% PIK and 4.50% Cash 2025[2,3,4]	2,345	2,247
Mohegan Gaming & Entertainment 8.00% 2026[1]	1,340	1,409
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	613	619
NCL Corp., Ltd. 3.625% 2024[1]	650	614
NCL Corp., Ltd. 5.875% 2026[1]	475	474
Neiman Marcus Group, LLC 7.125% 2026[1]	2,905	3,088
Newell Brands, Inc. 5.875% 2036[5]	30	37
Newell Rubbermaid, Inc. 4.875% 2025	445	486
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	179	208
Panther BF Aggregator 2, LP 6.25% 2026[1]	140	147
Panther BF Aggregator 2, LP 8.50% 2027[1]	340	361
Party City Holdings, Inc. 6.625% 2026[1]	500	428
Party City Holdings, Inc. 8.75% 2026[1]	3,600	3,721
Penske Automotive Group, Inc., 3.75% 2029	340	338
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,3]	822	803
Premier Entertainment Sub LLC 5.625% 2029[1]	2,000	1,987
Premier Entertainment Sub LLC 5.875% 2031[1]	1,905	1,915
QVC, Inc. 4.375% 2028	200	199
Raptor Acquisition Corp. 4.875% 2026[1]	690	698
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	430
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	355
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,881	2,109
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	2,110	2,046
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	545	555
Royal Caribbean Cruises, Ltd. 3.70% 2028	60	56
Royal Caribbean Cruises, Ltd. 5.50% 2028[1]	70	71
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,088
Scientific Games Corp. 5.00% 2025[1]	91	94
Scientific Games Corp. 8.625% 2025[1]	1,675	1,790
Scientific Games Corp. 8.25% 2026[1]	2,409	2,539
Scientific Games Corp. 7.00% 2028[1]	455	485
Scientific Games Corp. 7.25% 2029[1]	1,980	2,211
Sonic Automotive, Inc. 4.625% 2029[1]	1,725	1,744

American Funds Insurance Series	217

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Sonic Automotive, Inc. 4.875% 2031[1]	$1,380	$1,395
Staples, Inc. 7.50% 2026[1]	421	433
Studio City Finance, Ltd. 5.00% 2029[1]	650	583
Tempur Sealy International, Inc. 4.00% 2029[1]	485	494
Tempur Sealy International, Inc. 3.875% 2031[1]	1,460	1,465
The Gap, Inc. 3.625% 2029[1]	170	168
The Gap, Inc. 3.875% 2031[1]	108	107
The Home Co., Inc. 7.25% 2025[1]	725	742
Thor Industries, Inc. 4.00% 2029[1]	420	416
TopBuild Corp. 4.125% 2032[1]	500	514
Travel + Leisure Co. 6.60% 2025[5]	50	56
Travel + Leisure Co. 6.00% 2027	350	382
Travel + Leisure Co. 4.50% 2029[1]	1,980	2,000
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[2,3]	529	528
Universal Entertainment Corp. 8.50% 2024[1]	2,595	2,736
Vail Resorts, Inc. 6.25% 2025[1]	315	328
VICI Properties LP 4.25% 2026[1]	962	1,003
VICI Properties LP 4.625% 2029[1]	1,385	1,476
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	865
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	392
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	3,124	3,309
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	426
Wheel Pros, Inc. 6.50% 2029[1]	820	788
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	958	957
Wyndham Destinations, Inc. 6.625% 2026[1]	525	583
Wyndham Destinations, Inc. 4.625% 2030[1]	400	403
Wyndham Worldwide Corp. 4.375% 2028[1]	1,490	1,537
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	868
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	206
Wynn Macau, Ltd. 5.125% 2029[1]	750	683
Wynn Resorts, Ltd. 7.75% 2025[1]	494	519
Wynn Resorts, Ltd. 5.125% 2029[1]	852	866
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	925	928
		143,043

Energy 13.36%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	425	457
Antero Midstream Partners LP 5.375% 2029[1]	570	602
Antero Resources Corp. 7.625% 2029[1]	417	464
Antero Resources Corp. 5.375% 2030[1]	720	771
Apache Corp. 4.625% 2025	420	451
Apache Corp. 4.875% 2027	875	955
Apache Corp. 6.00% 2037	165	202
Apache Corp. 5.10% 2040	695	786
Apache Corp. 4.75% 2043	265	292
Ascent Resources - Utica LLC 7.00% 2026[1]	1,640	1,665
Ascent Resources - Utica LLC 9.00% 2027[1]	170	228
Ascent Resources - Utica LLC 8.25% 2028[1]	271	283
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,065
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	247
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	717
Bonanza Creek Energy, Inc. 5.00% 2026[1]	735	743
California Resources Corp. 7.125% 2026[1]	290	302
Cenovus Energy, Inc. 5.375% 2025	246	272
Cenovus Energy, Inc. 5.40% 2047	400	499
Centennial Resource Production, LLC 6.875% 2027[1]	440	449
Cheniere Energy Partners LP 4.50% 2029	938	996
Cheniere Energy Partners LP 4.00% 2031	2,323	2,440

218	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Cheniere Energy Partners LP 3.25% 2032[1]	$1,105	$1,118
Cheniere Energy, Inc. 7.00% 2024	319	353
Cheniere Energy, Inc. 5.875% 2025	495	549
Cheniere Energy, Inc. 4.625% 2028	5,311	5,658
Chesapeake Energy Corp. 4.875% 2022[6]	4,300	86
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,249
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,093
CNX Midstream Partners LP 4.75% 2030[1]	210	210
CNX Resources Corp. 7.25% 2027[1]	1,478	1,569
CNX Resources Corp. 6.00% 2029[1]	1,345	1,401
Comstock Resources, Inc. 6.75% 2029[1]	785	853
Comstock Resources, Inc. 5.875% 2030[1]	1,120	1,150
Constellation Oil Services Holding SA 10.00% PIK 2024[1,4,6]	7,784	2,436
Continental Resources, Inc. 5.75% 2031[1]	865	1,020
Convey Park Energy LLC 7.50% 2025[1]	417	432
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	2,860	2,990
Crestwood Midstream Partners LP 6.00% 2029[1]	575	598
Devon Energy Corp. 5.875% 2028	202	219
Devon Energy Corp. 4.50% 2030	493	529
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[1,3,4]	68	67
Diamond Foreign Asset Co. / Diamond Finance, LLC 9.00% Cash 2027[3,4]	62	61
DT Midstream, Inc. 4.125% 2029[1]	1,750	1,794
DT Midstream, Inc. 4.375% 2031[1]	785	818
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	52
Endeavor Energy Resources LP 6.625% 2025[1]	850	900
Energean Israel Finance, Ltd. 4.50% 2024[1]	945	952
Energean Israel Finance, Ltd. 4.875% 2026[1]	800	796
Energean PLC 6.50% 2027[1]	580	578
Energy Transfer Operating LP 5.00% 2050	1,529	1,764
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	687
EQM Midstream Partners LP 4.75% 2023	400	416
EQM Midstream Partners LP 4.125% 2026	127	130
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,652
EQM Midstream Partners LP 5.50% 2028	1,231	1,347
EQM Midstream Partners LP 4.50% 2029[1]	835	870
EQM Midstream Partners LP 4.75% 2031[1]	1,155	1,223
EQM Midstream Partners LP 6.50% 2048	100	122
EQT Corp. 6.625% 2025[5]	630	711
EQT Corp. 3.90% 2027	125	134
EQT Corp. 5.00% 2029	480	532
EQT Corp. 7.50% 2030[5]	400	515
EQT Corp. 3.625% 2031[1]	500	520
Genesis Energy, LP 5.625% 2024	120	119
Genesis Energy, LP 6.50% 2025	1,735	1,715
Genesis Energy, LP 6.25% 2026	180	176
Genesis Energy, LP 8.00% 2027	2,663	2,747
Guara Norte SARL 5.198% 2034[1]	579	569
Harbour Energy PLC 5.50% 2026[1]	1,295	1,287
Harvest Midstream I, LP 7.50% 2028[1]	1,867	2,000
Hess Midstream Operations LP 4.25% 2030[1]	1,400	1,392
Hess Midstream Partners LP 5.125% 2028[1]	687	716
Hilcorp Energy I, LP 6.25% 2028[1]	145	153
Hilcorp Energy I, LP 5.75% 2029[1]	790	815
Hilcorp Energy I, LP 6.00% 2031[1]	650	674
Howard Midstream Energy Partners, LLC 6.75% 2027[1]	460	472
Independence Energy Finance LLC 7.25% 2026[1]	500	520
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.09% 2024[2,3]	12	7

American Funds Insurance Series	219

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 1.00%) 3.00% PIK and 1.09% Cash 2025[2,3,4]	$151	$68
Murphy Oil Corp. 6.875% 2024	335	342
Murphy Oil Corp. 5.75% 2025	250	257
Murphy Oil Corp. 6.375% 2028	415	442
Murphy Oil USA, Inc. 3.75% 2031[1]	200	199
Nabors Industries, Inc. 5.75% 2025	355	329
Nabors Industries, Inc. 7.375% 2027[1]	1,470	1,523
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	850	870
New Fortress Energy, Inc. 6.75% 2025[1]	1,290	1,305
New Fortress Energy, Inc. 6.50% 2026[1]	3,395	3,373
NGL Energy Operating LLC 7.50% 2026[1]	7,705	7,956
NGL Energy Partners LP 7.50% 2023	414	408
NGL Energy Partners LP 6.125% 2025	2,229	1,908
Northern Oil and Gas, Inc. 8.125% 2028[1]	2,055	2,171
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	651
NuStar Logistics LP 6.00% 2026	286	311
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	2,014
Oasis Petroleum, Inc. 6.375% 2026[1]	1,087	1,143
Occidental Petroleum Corp. 5.875% 2025	710	784
Occidental Petroleum Corp. 8.00% 2025	1,400	1,636
Occidental Petroleum Corp. 3.50% 2029	310	319
Occidental Petroleum Corp. 6.625% 2030	810	1,004
Occidental Petroleum Corp. 8.875% 2030	300	405
Occidental Petroleum Corp. 6.125% 2031	530	645
Occidental Petroleum Corp. 4.20% 2048	165	165
Parkland Corp. 4.625% 2030[1]	835	831
PDC Energy, Inc. 5.75% 2026	1,100	1,138
Petróleos Mexicanos 6.875% 2025[1]	350	383
Petróleos Mexicanos 5.35% 2028	449	447
Petróleos Mexicanos 7.69% 2050	651	629
Petrorio Luxembourg SARL 6.125% 2026[1]	320	321
Precision Drilling Corp. 6.875% 2029[1]	160	163
Range Resources Corp. 4.875% 2025	642	664
Range Resources Corp. 8.25% 2029	850	949
Rattler Midstream Partners LP 5.625% 2025[1]	955	994
Rockcliff Energy II LLC 5.50% 2029[1]	440	454
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,066
Sabine Pass Liquefaction, LLC 4.50% 2030	586	662
Sanchez Energy Corp. 7.25% 2023[1,6]	739	29
SM Energy Co. 6.50% 2028	220	228
Southwestern Energy Co. 6.45% 2025 (6.20% on 1/23/2022)[5]	715	787
Southwestern Energy Co. 7.75% 2027	272	294
Southwestern Energy Co. 8.375% 2028	565	631
Southwestern Energy Co. 5.375% 2029	340	360
Southwestern Energy Co. 5.375% 2030	2,220	2,383
Southwestern Energy Co. 4.75% 2032	1,255	1,324
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	339
Summit Midstream Holdings / Summit Midstream Finance Corp. 8.50% 2026[1]	555	579
Sunoco LP 6.00% 2027	547	571
Sunoco LP 4.50% 2029	1,680	1,709
Sunoco LP 4.50% 2030[1]	1,680	1,724
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	710
Tallgrass Energy Partners, LP 7.50% 2025[1]	230	249
Targa Resources Partners LP 5.875% 2026	171	179
Targa Resources Partners LP 6.50% 2027	133	143
Targa Resources Partners LP 6.875% 2029	985	1,103
Targa Resources Partners LP 5.50% 2030	802	878
Targa Resources Partners LP 4.875% 2031	1,620	1,762

220	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Targa Resources Partners LP 4.00% 2032[1]	$550	$576
Teekay Corp. 9.25% 2022[1]	683	701
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]	379	359
Transocean Poseidon, Ltd. 6.875% 2027[1]	385	372
Transocean, Inc. 7.25% 2025[1]	500	386
Transocean, Inc. 8.00% 2027[1]	550	397
USA Compression Partners, LP 6.875% 2026	264	275
USA Compression Partners, LP 6.875% 2027	247	261
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,695	2,861
Venture Global Calcasieu Pass, LLC 3.875% 2033[1]	650	682
Weatherford International, Ltd. 11.00% 2024[1]	445	459
Weatherford International, Ltd. 6.50% 2028[1]	1,960	2,077
Weatherford International, Ltd. 8.625% 2030[1]	2,120	2,204
Western Gas Partners LP 4.50% 2028	1,374	1,498
Western Midstream Operating, LP 4.35% 2025 (4.10% on 2/1/2022)[5]	369	386
Western Midstream Operating, LP 4.75% 2028	160	177
Western Midstream Operating, LP 5.30% 2030 (5.05% on 2/1/2022)[5]	400	440
Western Midstream Operating, LP 6.50% 2050 (6.25% on 2/1/2022)[5]	290	343
		140,595

Communication services 12.70%
Allen Media, LLC 10.50% 2028[1]	50	52
Altice France SA 5.125% 2029[1]	2,547	2,489
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	470
Brightstar Escrow Corp. 9.75% 2025[1]	1,095	1,176
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	132	136
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	100
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	100	108
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,604	3,695
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,268
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	139
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	3,321
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,055
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,210	1,236
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	750	739
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,160	1,164
CenturyLink, Inc. 6.75% 2023	1,480	1,600
CenturyLink, Inc. 4.00% 2027[1]	750	762
Cinemark USA, Inc. 5.875% 2026[1]	188	191
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	570	611
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	380	406
Cogent Communications Group, Inc. 3.50% 2026[1]	700	712
Consolidated Communications, Inc. 5.00% 2028[1]	225	228
CSC Holdings, LLC 3.375% 2031[1]	500	469
Diamond Sports Group LLC 5.375% 2026[1]	1,573	788
Diamond Sports Group LLC 6.625% 2027[1]	1,056	298
DIRECTV Financing, LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	1,823	1,827
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,920	2,994
DISH DBS Corp. 5.25% 2026[1]	490	499
DISH DBS Corp. 5.125% 2029	900	820
Embarq Corp. 7.995% 2036	2,102	2,358
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	539
Front Range BidCo, Inc. 6.125% 2028[1]	839	828
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,642
Frontier Communications Corp. 5.00% 2028[1]	4,030	4,158
Frontier Communications Corp. 6.75% 2029[1]	2,010	2,093
Frontier Communications Holdings, LLC 5.875% 2029	1,390	1,392

American Funds Insurance Series	221

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 6.00% 2030[1]	$750	$755
Gannett Holdings, LLC 6.00% 2026[1]	500	511
Gray Escrow II, Inc. 5.375% 2031[1]	1,350	1,391
Gray Television, Inc. 7.00% 2027[1]	828	886
Gray Television, Inc. 4.75% 2030[1]	250	249
iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,504
Inmarsat PLC 6.75% 2026[1]	1,475	1,553
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,703
Intelsat Jackson Holding Co. 8.50% 2024[1,6]	1,050	482
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,3]	1,010	1,014
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,908
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	389	389
Lamar Media Corp. 3.75% 2028	61	61
Lamar Media Corp. 4.875% 2029	300	314
Lamar Media Corp. 4.00% 2030	260	264
Lamar Media Corp. 3.625% 2031	125	122
Level 3 Financing, Inc. 3.75% 2029[1]	550	523
Ligado Networks LLC 15.50% PIK 2023[1,4]	1,649	1,338
Ligado Networks LLC 17.50% PIK 2024[1,4]	267	126
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	423
Mav Acquisition Corp. 5.75% 2028[1]	520	516
Midas OpCo Holdings LLC 5.625% 2029[1]	3,300	3,384
Netflix, Inc. 4.875% 2028	635	725
Netflix, Inc. 5.375% 2029[1]	50	59
Netflix, Inc. 4.875% 2030[1]	674	787
News Corp. 3.875% 2029[1]	1,200	1,214
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,449
Nexstar Escrow Corp. 5.625% 2027[1]	789	833
Qwest Capital Funding, Inc. 6.875% 2028	860	916
Scripps Escrow II, Inc. 3.875% 2029[1]	750	750
Sinclair Television Group, Inc. 5.125% 2027[1]	195	189
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,471
Sirius XM Radio, Inc. 3.125% 2026[1]	2,100	2,103
Sirius XM Radio, Inc. 4.00% 2028[1]	2,475	2,493
Sirius XM Radio, Inc. 4.125% 2030[1]	445	446
Sirius XM Radio, Inc. 3.875% 2031[1]	2,400	2,357
Sprint Corp. 7.625% 2026	1,450	1,743
Sprint Corp. 6.875% 2028	7,396	9,368
Sprint Corp. 8.75% 2032	5,791	8,696
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	374
TEGNA, Inc. 4.75% 2026[1]	650	677
TEGNA, Inc. 4.625% 2028	478	484
TEGNA, Inc. 5.00% 2029	936	959
T-Mobile US, Inc. 2.625% 2026	1,000	1,006
T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,786
T-Mobile US, Inc. 2.875% 2031	460	455
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	5,096	4,980
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,231
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,289
Univision Communications, Inc. 4.50% 2029[1]	5,000	5,059
UPC Broadband Finco BV 4.875% 2031[1]	650	664
Virgin Media O2 4.25% 2031[1]	2,625	2,577
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	998
VMED O2 UK Financing I PLC 4.75% 2031[1]	200	203
Warner Music Group 3.75% 2029[1]	700	699
Warner Music Group 3.875% 2030[1]	850	865

222	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Ziggo Bond Co. BV 5.125% 2030[1]	$419	$422
Ziggo Bond Finance BV 5.50% 2027[1]	824	848
Ziggo Bond Finance BV 4.875% 2030[1]	1,550	1,592
		133,620

Health care 11.16%
AdaptHealth, LLC 5.125% 2030[1]	725	739
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.854% 2026[2,3]	836	831
Avantor Funding, Inc. 4.625% 2028[1]	1,910	1,994
Avantor Funding, Inc. 3.875% 2029[1]	500	506
Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,796
Bausch Health Companies, Inc. 5.75% 2027[1]	1,000	1,039
Bausch Health Companies, Inc. 4.875% 2028[1]	2,445	2,498
Bausch Health Companies, Inc. 5.00% 2028[1]	987	910
Bausch Health Companies, Inc. 7.00% 2028[1]	553	551
Bausch Health Companies, Inc. 5.00% 2029[1]	375	332
Bausch Health Companies, Inc. 6.25% 2029[1]	815	776
Bausch Health Companies, Inc. 7.25% 2029[1]	260	258
Bausch Health Companies, Inc. 5.25% 2030[1]	852	751
Bausch Health Companies, Inc. 5.25% 2031[1]	3,615	3,182
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	282
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	670	669
Centene Corp. 4.25% 2027	584	610
Centene Corp. 2.45% 2028	3,890	3,838
Centene Corp. 4.625% 2029	4,305	4,650
Centene Corp. 3.00% 2030	2,530	2,576
Centene Corp. 3.375% 2030	842	859
Centene Corp. 2.50% 2031	1,485	1,448
Centene Corp. 2.625% 2031	970	952
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	251
Charles River Laboratories International, Inc. 3.75% 2029[1]	680	688
Community Health Systems, Inc. 5.625% 2027[1]	730	773
Community Health Systems, Inc. 6.00% 2029[1]	653	697
DaVita, Inc. 4.625% 2030[1]	1,200	1,231
Encompass Health Corp. 4.50% 2028	496	511
Encompass Health Corp. 4.75% 2030	285	294
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	954	972
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,558	1,163
Endo International PLC 5.75% 2022[1]	2,777	2,531
Endo International PLC 5.875% 2024[1]	1,300	1,281
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,390	1,365
Grifols Escrow Issuer SA 4.75% 2028[1]	700	715
HCA, Inc. 5.875% 2026	321	362
HCA, Inc. 5.625% 2028	1,565	1,831
HCA, Inc. 5.875% 2029	750	895
HCA, Inc. 3.50% 2030	1,650	1,747
HCA, Inc. 5.50% 2047	128	168
HCA, Inc. 5.25% 2049	475	611
HCA, Inc. 7.50% 2095	250	366
HealthEquity, Inc. 4.50% 2029[1]	730	724
IMS Health Holdings, Inc. 5.00% 2026[1]	823	846
Jazz Securities DAC 4.375% 2029[1]	1,256	1,303
Mallinckrodt International Finance SA 5.50% 2025[1,6]	1,118	610
Mallinckrodt PLC 5.75% 2022[1,6]	325	173
Mallinckrodt PLC 10.00% 2025[1]	1,144	1,214
ModivCare Escrow Issuer, Inc. 5.00% 2029[1]	570	583
Molina Healthcare, Inc. 4.375% 2028[1]	920	949

American Funds Insurance Series	223

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Molina Healthcare, Inc. 3.875% 2030[1]	$1,999	$2,077
Molina Healthcare, Inc. 3.875% 2032[1]	1,490	1,502
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	1,100	1,098
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	2,435	2,473
Option Care Health, Inc. 4.375% 2029[1]	580	582
Organon Finance 1 LLC 4.125% 2028[1]	475	484
Organon Finance 1 LLC 5.125% 2031[1]	240	251
Owens & Minor, Inc. 4.375% 2024	1,935	2,059
Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,032
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,375	4,478
Radiology Partners, Inc. 9.25% 2028[1]	1,213	1,276
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,4,7,8]	4,387	4,388
RP Escrow Issuer, LLC 5.25% 2025[1]	1,335	1,348
Select Medical Holdings Corp. 6.25% 2026[1]	554	588
Surgery Center Holdings 10.00% 2027[1]	416	442
Syneos Health, Inc. 3.625% 2029[1]	530	524
Team Health Holdings, Inc. 6.375% 2025[1]	899	847
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	312	300
Tenet Healthcare Corp. 4.625% 2024	130	132
Tenet Healthcare Corp. 4.875% 2026[1]	5,280	5,431
Tenet Healthcare Corp. 5.125% 2027[1]	710	740
Tenet Healthcare Corp. 6.25% 2027[1]	500	518
Tenet Healthcare Corp. 4.625% 2028[1]	550	566
Tenet Healthcare Corp. 6.125% 2028[1]	500	529
Tenet Healthcare Corp. 4.25% 2029[1]	990	1,007
Tenet Healthcare Corp. 4.375% 2030[1]	1,450	1,472
Tenet Healthcare Corp. 6.875% 2031	100	114
Teva Pharmaceutical Finance Co. BV 6.00% 2024	3,879	4,069
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,209	2,366
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,009
Teva Pharmaceutical Finance Co. BV 4.75% 2027	350	347
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,387
Teva Pharmaceutical Finance Co. BV 5.125% 2029	4,935	4,846
Teva Pharmaceutical Finance Co. BV 4.10% 2046	672	569
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	4,446	4,534
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	613
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	528
		117,482

Materials 10.20%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	546
Alcoa Netherlands Holding BV 4.125% 2029[1]	430	444
Allegheny Technologies, Inc. 4.875% 2029	1,600	1,604
Allegheny Technologies, Inc. 5.125% 2031	745	752
ArcelorMittal 4.25% 2029	372	408
ArcelorMittal 7.00% 2039	558	770
ArcelorMittal 6.75% 2041	1,025	1,387
Arconic Corp. 6.00% 2025[1]	810	848
Arconic Rolled Products Corp. 6.125% 2028[1]	200	213
Ardagh Group SA 6.50% Cash 2027[1,4]	622	641
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	645
Ardagh Packaging Finance 5.25% 2025[1]	495	512
Axalta Coating Systems LLC 4.75% 2027[1]	460	480
Ball Corp. 3.125% 2031	1,330	1,315
Braskem Idesa SAPI 6.99% 2032[1]	515	518
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,636
Canpack SA / Canpack US, LLC 3.875% 2029[1]	2,120	2,073
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	231

224	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Cleveland-Cliffs, Inc. 6.75% 2026[1]	$462	$490
Cleveland-Cliffs, Inc. 5.875% 2027	2,880	3,002
Cleveland-Cliffs, Inc. 7.00% 2027	297	309
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,349
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,575
Consolidated Energy Finance SA 6.50% 2026[1]	600	612
Consolidated Energy Finance SA 5.625% 2028[1]	1,555	1,522
Constellium SE 3.75% 2029[1]	350	345
CVR Partners LP 9.25% 2023[1]	236	238
CVR Partners LP 6.125% 2028[1]	2,525	2,668
Diamond (BC) BV 4.625% 2029[1]	205	204
Element Solutions, Inc. 3.875% 2028[1]	620	624
First Quantum Minerals, Ltd. 7.25% 2023[1]	1,282	1,298
First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	4,010
First Quantum Minerals, Ltd. 6.875% 2026[1]	3,276	3,407
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,240	5,645
FMG Resources 4.375% 2031[1]	585	615
Freeport-McMoRan, Inc. 4.25% 2030	637	673
Freeport-McMoRan, Inc. 5.40% 2034	512	624
Freeport-McMoRan, Inc. 5.45% 2043	801	1,008
FXI Holdings, Inc. 7.875% 2024[1]	2,805	2,861
FXI Holdings, Inc. 12.25% 2026[1]	5,615	6,324
GPC Merger Sub, Inc. 7.125% 2028[1]	534	553
Hexion, Inc. 7.875% 2027[1]	2,061	2,176
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	620	675
Labl, Inc. 5.875% 2028[1]	500	516
Labl, Inc. 8.25% 2029[1]	1,300	1,310
LSB Industries, Inc. 6.25% 2028[1]	2,160	2,249
Mercer International, Inc. 5.125% 2029	400	409
Methanex Corp. 5.125% 2027	3,915	4,115
Methanex Corp. 5.25% 2029	1,300	1,373
Methanex Corp. 5.65% 2044	1,225	1,232
Neon Holdings, Inc. 10.125% 2026[1]	840	896
Nova Chemicals Corp. 4.875% 2024[1]	495	512
Nova Chemicals Corp. 5.00% 2025[1]	295	309
Nova Chemicals Corp. 5.25% 2027[1]	2,536	2,703
Nova Chemicals Corp. 4.25% 2029[1]	2,980	2,996
Novelis Corp. 3.25% 2026[1]	335	338
Novelis Corp. 4.75% 2030[1]	1,013	1,067
Novelis Corp. 3.875% 2031[1]	1,057	1,052
Olin Corp. 5.625% 2029	200	217
Olin Corp. 5.00% 2030	180	189
Olympus Water US Holding Corp. 4.25% 2028[1]	1,340	1,334
Olympus Water US Holding Corp. 6.25% 2029[1]	200	195
Owens-Illinois, Inc. 5.875% 2023[1]	420	440
Owens-Illinois, Inc. 6.375% 2025[1]	265	286
Pearl Merger Sub, Inc. 6.75% 2028[1]	470	483
Rayonier A.M. Products, Inc. 7.625% 2026[1]	285	302
SCIH Salt Holdings, Inc. 4.875% 2028[1]	4,375	4,207
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,605	1,503
SCIL IV LLC 5.375% 2026[1]	500	514
Scotts Miracle-Gro Co. 4.50% 2029	639	667
Scotts Miracle-Gro Co. 4.375% 2032[1]	455	455
Sealed Air Corp. 4.00% 2027[1]	316	330
Silgan Holdings, Inc. 4.125% 2028	377	386
Summit Materials, Inc. 6.50% 2027[1]	360	374
Summit Materials, Inc. 5.25% 2029[1]	955	1,002
TPC Group Inc. 10.50% 2024[1]	190	138
Trivium Packaging BV 5.50% 2026[1]	530	552

American Funds Insurance Series	225

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Trivium Packaging BV 8.50% 2027[1]	$403	$427
Tronox, Ltd. 4.625% 2029[1]	730	730
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	1,189	1,204
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	760	769
Valvoline, Inc. 4.25% 2030[1]	353	361
Valvoline, Inc. 3.625% 2031[1]	620	601
Venator Materials Corp. 5.75% 2025[1]	3,896	3,744
Venator Materials Corp. 9.50% 2025[1]	1,155	1,264
W. R. Grace Holdings LLC 4.875% 2027[1]	655	674
W. R. Grace Holdings LLC 5.625% 2029[1]	790	811
Warrior Met Coal, Inc. 7.875% 2028[1]	2,270	2,330
		107,396

Industrials 8.73%
ADT Security Corp. 4.125% 2029[1]	1,635	1,613
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,720	1,680
American Airlines, Inc. 5.50% 2026[1]	1,960	2,041
American Airlines, Inc. 5.75% 2029[1]	750	803
Artera Services, LLC 9.033% 2025[1]	1,060	1,123
Associated Materials, LLC 9.00% 2025[1]	2,156	2,309
Atkore, Inc. 4.25% 2031[1]	385	395
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,3]	550	549
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	1,700	1,726
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	278
Avis Budget Car Rental, LLC 5.75% 2027[1]	885	921
Avis Budget Group, Inc. 5.375% 2029[1]	1,150	1,215
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	708
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	2,039
Azul Investments LLP 7.25% 2026[1]	670	615
BlueLinx Holdings, Inc. 6.00% 2029[1]	500	498
Boeing Company 3.625% 2031	500	534
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	136
Bombardier, Inc. 7.50% 2024[1]	600	626
Bombardier, Inc. 7.50% 2025[1]	1,601	1,633
Bombardier, Inc. 7.125% 2026[1]	2,120	2,202
Bombardier, Inc. 7.875% 2027[1]	2,903	3,014
Bombardier, Inc. 6.00% 2028[1]	1,615	1,622
Bombardier, Inc. 7.45% 2034[1]	700	861
Builders FirstSource, Inc. 4.25% 2032[1]	1,230	1,276
BWX Technologies, Inc. 4.125% 2028[1]	515	524
BWX Technologies, Inc. 4.125% 2029[1]	770	781
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,526
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,285
Clean Harbors, Inc. 4.875% 2027[1]	766	790
CoreLogic, Inc. 4.50% 2028[1]	4,439	4,429
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	759
Covanta Holding Corp. 5.00% 2030	1,195	1,222
Covert Mergeco, Inc. 4.875% 2029[1]	855	869
Dun & Bradstreet Corp. 6.875% 2026[1]	703	732
Dun & Bradstreet Corp. 5.00% 2029[1]	1,275	1,307
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	505	501
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	499
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	440	449
Garda World Security Corp. 6.00% 2029[1]	150	144
GFL Environmental, Inc. 3.50% 2028[1]	780	770
GFL Environmental, Inc. 4.00% 2028[1]	140	137
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	513
Gol Finance SA 8.00% 2026[1]	410	386
Harsco Corp. 5.75% 2027[1]	650	663

226	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Herc Holdings, Inc. 5.50% 2027[1]	$200	$208
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,122
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,062
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,450	1,493
Labl Escrow Issuer, LLC 6.75% 2026[1]	850	877
Labl Escrow Issuer, LLC 10.50% 2027[1]	1,170	1,228
LSC Communications, Inc. 8.75% 2023[1,6,7,8]	8,933	87
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,6,7,8]	301	3
MasTec, Inc. 4.50% 2028[1]	1,250	1,300
Meritor, Inc. 4.50% 2028[1]	1,025	1,029
Mueller Water Products, Inc. 4.00% 2029[1]	275	278
NESCO Holdings II, Inc. 5.50% 2029[1]	155	160
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	259
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,480
Park River Holdings, Inc. 5.625% 2029[1]	775	741
PGT Innovations, Inc. 4.375% 2029[1]	725	730
Pitney Bowes, Inc. 6.875% 2027[1]	750	780
PM General Purchaser LLC 9.50% 2028[1]	1,050	1,065
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	459
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	655
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	413
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.104% 2024[2,3]	368	368
Ritchie Bros. Holdings, Inc. 4.75% 2031[1]	600	627
Roller Bearing Company of America, Inc. 4.375% 2029[1]	430	439
Rolls-Royce PLC 5.75% 2027[1]	415	459
Sensata Technologies, Inc. 3.75% 2031[1]	500	499
SkyMiles IP, Ltd. 4.75% 2028[1]	2,095	2,289
SRS Distribution, Inc. 4.625% 2028[1]	480	483
SRS Distribution, Inc. 6.00% 2029[1]	470	473
SRS Distribution, Inc. 6.125% 2029[1]	305	311
Stericycle, Inc. 5.375% 2024[1]	1,135	1,159
Stericycle, Inc. 3.875% 2029[1]	890	878
The Brink’s Co. 4.625% 2027[1]	719	741
The Hertz Corp. 4.625% 2026[1]	100	101
Titan International, Inc. 7.00% 2028	750	800
TransDigm, Inc. 6.25% 2026[1]	1,438	1,496
TransDigm, Inc. 5.50% 2027	855	882
TransDigm, Inc. 4.625% 2029	875	874
TransDigm, Inc. 4.875% 2029	360	362
Triumph Group, Inc. 6.25% 2024[1]	1,955	1,969
Triumph Group, Inc. 8.875% 2024[1]	226	247
Triumph Group, Inc. 7.75% 2025[1]	270	268
Uber Technologies, Inc. 8.00% 2026[1]	498	531
United Airlines Holdings, Inc. 6.50% 2027[1]	4,095	4,378
United Airlines, Inc. 4.375% 2026[1]	250	261
United Airlines, Inc. 4.625% 2029[1]	1,330	1,374
United Rentals, Inc. 3.875% 2031	525	534
United Rentals, Inc. 3.75% 2032	450	454
Vertical Holdco GMBH 7.625% 2028[1]	235	252
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,125	1,184
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,459
WESCO Distribution, Inc. 7.25% 2028[1]	665	730
Western Global Airlines LLC 10.375% 2025[1]	535	596
XPO Logistics, Inc. 6.25% 2025[1]	300	314
		91,924

American Funds Insurance Series	227

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials 7.01%
Advisor Group Holdings, LLC 6.25% 2028[1]	$1,926	$2,001
AG Merger Sub II, Inc. 10.75% 2027[1]	4,240	4,713
Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125% 2026[1]	550	556
Albion Financing 2 SARL 8.75% 2027[1]	400	407
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,566	1,626
Alliant Holdings Intermediate, LLC / Alliant Holdings 4.25% 2027[1]	890	891
Alliant Holdings Intermediate, LLC / Alliant Holdings 5.875% 2029[1]	1,950	1,987
Ally Financial, Inc. 8.00% 2031	466	658
AmWINS Group, Inc. 4.875% 2029[1]	705	713
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,165	2,224
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	1,245	1,250
AssuredPartners, Inc. 8.00% 2027[1]	437	454
AssuredPartners, Inc. 5.625% 2029[1]	365	356
BroadStreet Partners, Inc. 5.875% 2029[1]	575	566
Castlelake Aviation Finance DAC 5.00% 2027[1]	2,150	2,136
Cobra AcquisitionCo LLC 6.375% 2029[1]	500	494
Coinbase Global, Inc. 3.375% 2028[1]	2,085	1,951
Coinbase Global, Inc. 3.625% 2031[1]	1,765	1,627
Compass Diversified Holdings 5.25% 2029[1]	3,670	3,851
Compass Diversified Holdings 5.00% 2032[1]	1,230	1,263
Credit Acceptance Corp. 5.125% 2024[1]	765	785
Digital Currency Group, Inc., Term Loan, (3-month USD-LIBOR + 7.00%) 7.00% 2026[2,3,7,8]	947	897
Digital Currency Group, Inc., Term Loan, 8.75% 2026[2,7,8]	1,263	1,196
Freedom Mortgage Corp. 7.625% 2026[1]	625	639
FS Energy and Power Fund 7.50% 2023[1]	3,774	3,939
Hightower Holding, LLC 6.75% 2029[1]	650	669
HUB International, Ltd. 7.00% 2026[1]	1,550	1,595
HUB International, Ltd. 5.625% 2029[1]	240	248
Icahn Enterprises Finance Corp. 5.25% 2027	277	285
Icahn Enterprises Finance Corp. 4.375% 2029	675	659
Iron Mountain Information Management Services, Inc. 5.00% 2032[1]	965	989
Ladder Capital Corp. 4.25% 2027[1]	1,689	1,702
LPL Holdings, Inc. 4.625% 2027[1]	962	997
LPL Holdings, Inc. 4.00% 2029[1]	1,270	1,302
LPL Holdings, Inc. 4.375% 2031[1]	1,060	1,086
MGIC Investment Corp. 5.25% 2028	525	552
MidCap Financial Issuer Trust 6.50% 2028[1]	750	783
MidCap Financial Issuer Trust 5.625% 2030[1]	265	266
MSCI, Inc. 4.00% 2029[1]	900	942
MSCI, Inc. 3.625% 2030[1]	66	68
MSCI, Inc. 3.625% 2031[1]	1,625	1,688
MSCI, Inc. 3.875% 2031[1]	1,450	1,512
MSCI, Inc. 3.25% 2033[1]	1,425	1,443
National Financial Partners Corp. 6.875% 2028[1]	639	642
Navient Corp. 5.50% 2023	2,701	2,816
Navient Corp. 5.875% 2024	1,720	1,836
Navient Corp. 6.125% 2024	1,267	1,352
Navient Corp. 5.00% 2027	2,883	2,943
Navient Corp. 4.875% 2028	320	320
Navient Corp. 5.50% 2029	830	829
Navient Corp. 5.625% 2033	1,778	1,696
OneMain Holdings, Inc. 7.125% 2026	1,335	1,524
Owl Rock Capital Corp. 3.75% 2025	900	933
Owl Rock Capital Corp. 3.375% 2026	390	397
Owl Rock Capital Corp. II 4.625% 2024[1]	750	786
Owl Rock Capital Corp. III 3.125% 2027[1]	600	587
Owl Rock Core Income Corp. 3.125% 2026[1]	550	532
PRA Group, Inc. 5.00% 2029[1]	450	452

228	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Quicken Loans, LLC 3.625% 2029[1]	$455		$457
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	900		894
Springleaf Finance Corp. 6.125% 2024	367		389
Springleaf Finance Corp. 6.625% 2028	190		213
Springleaf Finance Corp. 5.375% 2029	183		199
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[2,3,4]	—	[9]	—	[9]
			73,763

Information technology 4.23%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574		3,575
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822		831
Avaya, Inc. 6.125% 2028[1]	490		520
Black Knight, Inc. 3.625% 2028[1]	1,315		1,315
BMC Software, Inc. 7.125% 2025[1]	225		236
BMC Software, Inc. 9.125% 2026[1]	240		251
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,850		1,869
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,240		1,264
Booz Allen Hamilton, Inc. 4.00% 2029[1]	815		843
CA Magnum Holdings 5.375% 2026[1]	200		207
Conduent Business Services, LLC 6.00% 2029[1]	500		494
Dell, Inc. 5.40% 2040	300		340
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[2,3]	639		633
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700		5,066
Diebold, Inc. 8.50% 2024	1,534		1,536
Elastic NV 4.125% 2029[1]	350		347
Fair Isaac Corp. 4.00% 2028[1]	1,575		1,622
Gartner, Inc. 4.50% 2028[1]	1,635		1,710
Gartner, Inc. 3.75% 2030[1]	250		256
II-VI, Inc. 5.00% 2029[1]	525		537
II-VI, Inc., Term Loan B, (3-month USD-LIBOR + 2.75%) 3.25% 2028[2,3]	225		225
Imola Merger Corp. 4.75% 2029[1]	300		308
MicroStrategy, Inc. 6.125% 2028[1]	625		627
MoneyGram International, Inc. 5.375% 2026[1]	1,575		1,600
NCR Corp. 5.125% 2029[1]	2,675		2,774
Rocket Software, Inc. 6.50% 2029[1]	1,465		1,431
Sabre GLBL, Inc. 7.375% 2025[1]	48		50
Sabre Holdings Corp. 9.25% 2025[1]	548		620
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	599		599
Square, Inc. 2.75% 2026[1]	2,180		2,186
Square, Inc. 3.50% 2031[1]	1,540		1,581
Synaptics, Inc. 4.00% 2029[1]	375		381
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 3.75% 2026[2,3]	470		468
UKG, Inc., Term Loan, (3-month USD-LIBOR + 5.25%) 5.75% 2027[2,3]	2,200		2,214
Unisys Corp. 6.875% 2027[1]	1,695		1,837
VeriSign, Inc. 5.25% 2025	132		146
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140		2,218
Viavi Solutions, Inc. 3.75% 2029[1]	450		451
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	50		50
Xerox Corp. 5.00% 2025[1]	595		631
Xerox Corp. 5.50% 2028[1]	585		618
			44,467

Consumer staples 3.85%
Albertsons Companies, Inc. 3.50% 2029[1]	2,398		2,407
Albertsons Companies, Inc. 4.875% 2030[1]	335		362
B&G Foods, Inc. 5.25% 2025	612		626
B&G Foods, Inc. 5.25% 2027	1,428		1,478
Central Garden & Pet Co. 4.125% 2030	420		424

American Funds Insurance Series	229

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Central Garden & Pet Co. 4.125% 2031[1]	$1,005	$1,012
Coty, Inc. 5.00% 2026[1]	700	722
Coty, Inc. 6.50% 2026[1]	520	537
Coty, Inc. 4.75% 2029[1]	1,675	1,705
Darling Ingredients, Inc. 5.25% 2027[1]	459	474
Edgewell Personal Care Co. 5.50% 2028[1]	275	292
Energizer Holdings, Inc. 4.375% 2029[1]	545	533
Fresh Market, Inc. 9.75% 2023[1]	120	124
Ingles Markets, Inc. 4.00% 2031[1]	345	348
Kraft Heinz Company 3.875% 2027	725	784
Kraft Heinz Company 5.00% 2042	500	623
Kraft Heinz Company 5.20% 2045	330	421
Kraft Heinz Company 4.375% 2046	1,701	1,996
Kraft Heinz Company 4.875% 2049	2,120	2,668
Kraft Heinz Company 5.50% 2050	1,210	1,642
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,740	1,721
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	2,900	2,738
Lamb Weston Holdings, Inc. 4.125% 2030[1]	2,880	2,960
Lamb Weston Holdings, Inc. 4.375% 2032[1]	550	568
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,792	1,796
Performance Food Group, Inc. 4.25% 2029[1]	483	480
Post Holdings, Inc. 5.625% 2028[1]	569	604
Post Holdings, Inc. 5.50% 2029[1]	811	853
Post Holdings, Inc. 4.625% 2030[1]	3,605	3,678
Post Holdings, Inc. 4.50% 2031[1]	1,350	1,342
Prestige Brands International, Inc. 5.125% 2028[1]	103	107
Prestige Brands International, Inc. 3.75% 2031[1]	1,275	1,239
Simmons Foods, Inc. 4.625% 2029[1]	993	980
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,823
US Foods, Inc. 4.625% 2030[1]	460	466
		40,533

Real estate 3.15%
Brookfield Property REIT, Inc. 5.75% 2026[1]	2,284	2,366
Diversified Healthcare Trust 4.375% 2031	725	697
Howard Hughes Corp. 5.375% 2028[1]	1,447	1,543
Howard Hughes Corp. 4.125% 2029[1]	2,643	2,682
Howard Hughes Corp. 4.375% 2031[1]	2,218	2,243
Iron Mountain, Inc. 4.875% 2027[1]	1,616	1,678
Iron Mountain, Inc. 5.00% 2028[1]	617	635
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,265
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,755
Iron Mountain, Inc. 4.50% 2031[1]	1,050	1,063
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,905	2,975
Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,515	2,553
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,565	2,646
Ladder Capital Corp. 5.25% 2025[1]	1,040	1,053
Ladder Capital Corp. 4.75% 2029[1]	100	103
Medical Properties Trust, Inc. 5.00% 2027	638	668
Medical Properties Trust, Inc. 3.50% 2031	239	242
Park Intermediate Holdings LLC 4.875% 2029[1]	1,440	1,475
Realogy Corp. 9.375% 2027[1]	740	800
Realogy Corp. 5.75% 2029[1]	740	760
Realogy Group LLC 7.625% 2025[1]	260	276
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	635	636
RLJ Lodging Trust, LP 4.00% 2029[1]	800	793
WeWork Companies, Inc. 7.875% 2025[1]	140	134
WeWork Companies, LLC 5.00% 2025[1]	1,260	1,095
		33,136

230	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities 3.03%
Alfa Desarrollo SpA 4.55% 2051[1]	$295	$292
AmeriGas Partners LP 5.75% 2027	297	329
Calpine Corp. 4.50% 2028[1]	150	156
Calpine Corp. 5.125% 2028[1]	518	527
Calpine Corp. 3.75% 2031[1]	500	483
Calpine Corp. 5.00% 2031[1]	1,000	1,001
DPL, Inc. 4.125% 2025	765	800
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	1,155	1,333
FirstEnergy Corp. 2.25% 2030	1,170	1,128
FirstEnergy Corp. 2.65% 2030	624	618
FirstEnergy Corp. 7.375% 2031	734	992
FirstEnergy Corp. 3.40% 2050	1,710	1,680
FirstEnergy Corp., Series C, 5.35% 2047[5]	550	655
FirstEnergy Transmission LLC 2.866% 2028[1]	325	326
FirstEnergy Transmission LLC 4.55% 2049[1]	100	114
Instituto Costarricense de Electricidad 6.75% 2031[1]	750	761
Inversiones Latin America Power 5.125% 2033[1]	310	298
NextEra Energy Partners LP 4.25% 2024[1]	122	127
NextEra Energy Partners LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,150	987
NRG Energy, Inc. 3.375% 2029[1]	355	348
NRG Energy, Inc. 3.625% 2031[1]	1,130	1,104
Pacific Gas and Electric Co. 4.55% 2030	623	674
Pacific Gas and Electric Co. 3.95% 2047	500	483
Pacific Gas and Electric Co. 3.50% 2050	400	371
Pacific Gas and Electric Co. 4.95% 2050	350	382
PG&E Corp. 5.00% 2028	3,205	3,377
PG&E Corp. 5.25% 2030	3,280	3,446
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	251	249
Talen Energy Corp. 6.50% 2025	220	88
Talen Energy Corp. 10.50% 2026[1]	3,887	1,675
Talen Energy Corp. 7.25% 2027[1]	3,353	2,971
Talen Energy Corp. 6.625% 2028[1]	130	114
Talen Energy Supply, LLC 7.625% 2028[1]	1,849	1,648
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	1,970	2,047
Vistra Operations Co. LLC 3.55% 2024[1]	231	238
		31,920

Total corporate bonds, notes & loans		957,879

Asset-backed obligations 0.03%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,10]	295	292

Total bonds, notes & other debt instruments (cost: $948,481,000)		958,171

Convertible bonds & notes 0.06%
Communication services 0.05%
DISH DBS Corp., convertible notes, 3.375% 2026	635	602

Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,4,7,8]	76	76

Total convertible bonds & notes (cost: $715,000)		678

American Funds Insurance Series	231

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Convertible stocks 0.08%	Shares	Value (000)
Financials 0.04%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	$430

Utilities 0.04%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	387

Total convertible stocks (cost: $697,000)		817

Common stocks 5.33%
Health care 2.07%
Rotech Healthcare, Inc.[7,8,11,12]	201,793	21,794

Energy 1.61%
Chesapeake Energy Corp.	97,857	6,314
Oasis Petroleum, Inc.	32,568	4,103
Denbury, Inc.[11]	25,380	1,944
Weatherford International[11]	52,159	1,446
Civitas Resources, Inc.	25,725	1,260
California Resources Corp.	17,202	734
Ascent Resources - Utica LLC, Class A7,8,11,12	6,297,894	567
Diamond Offshore Drilling, Inc.[11]	82,188	349
Diamond Offshore Drilling, Inc.[1,7,11]	28,784	113
McDermott International, Ltd.[11]	107,875	44
Mesquite Energy, Inc.[7,8,11]	3,558	21
		16,895

Industrials 0.68%
New AMI I, LLC[7,8,11]	949,277	7,177

Consumer discretionary 0.48%
MYT Holding Co., Class B7,11	608,846	2,587
NMG Parent LLC[11]	15,965	2,427
		5,014

Materials 0.22%
Hexion Holdings Corp., Class B11	81,939	2,328

Financials 0.20%
Jonah Energy Parent LLC[7,8,11]	38,716	1,658
Navient Corp.	20,000	424
		2,082

Communication services 0.04%
iHeartMedia, Inc., Class A11	22,639	476

Information technology 0.03%
MoneyGram International, Inc.[11]	41,400	327

Total common stocks (cost: $28,466,000)		56,093

Preferred securities 0.28%
Consumer discretionary 0.21%
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	2,095,904	2,264

232	American Funds Insurance Series

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Preferred securities (continued)	Shares	Value (000)
Industrials 0.07%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,11]	1,022	$719

Total preferred securities (cost: $2,933,000)		2,983

Rights & warrants 0.16%
Energy 0.08%
Chesapeake Energy Corp., Class B, warrants, expire 2026[11]	11,862	426
Chesapeake Energy Corp., Class A, warrants, expire 2026[11]	6,365	254
Chesapeake Energy Corp., Class C, warrants, expire 2026[11]	5,257	170
		850

Consumer discretionary 0.08%
NMG Parent LLC, warrants, expire 2027[7,11]	27,111	801

Total rights & warrants (cost: $1,983,000)		1,651

Short-term securities 1.64%
Money market investments 1.64%
Capital Group Central Cash Fund 0.09%[13,14]	172,360	17,238

Total short-term securities (cost: $17,234,000)		17,238
Total investment securities 98.59% (cost: $1,000,509,000)		1,037,631
Other assets less liabilities 1.41%		14,804

Net assets 100.00%		$1,052,435

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Short	24	March 2022	$(2,903)	$(12)
10 Year U.S. Treasury Note Futures	Short	120	March 2022	(15,656)	(184)
30 Year Ultra U.S. Treasury Bond Futures	Short	4	March 2022	(789)	(15)
					$(211)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 12/31/2021 (000)	Upfront premium received (000)	Unrealized appreciation (depreciation) at 12/31/2021 (000)
CDX.NA.HY.37	5.00%	Quarterly	12/20/2026	$8,014	$(733)	$(743)	$10
CDX.NA.IG.37	1.00%	Quarterly	12/20/2031	2,250	(22)	(18)	(4)
						$(761)	$6

American Funds Insurance Series	233

American High-Income Trust (continued)

(formerly High-Income Bond Fund)

Investments in affiliates14

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)
Short-term securities 1.64%
Money market investments 1.64%
Capital Group Central Cash Fund 0.09%[13]	$33,493	$435,466	$451,723	$3	$(1)	$17,238	$20

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $684,751,000, which represented 65.06% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,950,000, which represented 3.70% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,912,000, which represented 4.17% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	Security did not produce income during the last 12 months.
[12]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[13]	Rate represents the seven-day yield at 12/31/2021.
[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,794	2.07%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	567	.05
Total private placement securities		$4,633	$22,361	2.12%

Key to abbreviations and symbol

DAC = Designated Activity Company

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

234	American Funds Insurance Series

American Funds Mortgage Fund

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 77.77%	Principal amount (000)		Value (000)
Mortgage-backed obligations 53.22%
Federal agency mortgage-backed obligations 45.88%
Fannie Mae Pool #695412 5.00% 2033[1]	$—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2		2
Fannie Mae Pool #256583 5.00% 2036[1,3]	34		35
Fannie Mae Pool #889101 1.549% 2038[1,4]	31		32
Fannie Mae Pool #964279 2.095% 2038[1,4]	30		31
Fannie Mae Pool #964708 2.265% 2038[1,4]	4		4
Fannie Mae Pool #AC0794 5.00% 2039[1]	5		6
Fannie Mae Pool #931768 5.00% 2039[1]	1		2
Fannie Mae Pool #AL9335 2.07% 2040[1,4]	1,054		1,109
Fannie Mae Pool #932606 5.00% 2040[1]	4		4
Fannie Mae Pool #MA4387 2.00% 2041[1]	21		21
Fannie Mae Pool #AL9326 2.107% 2041[1,4]	1,189		1,252
Fannie Mae Pool #AL9327 2.108% 2041[1,4]	906		955
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7		7
Fannie Mae Pool #AE1248 5.00% 2041[1]	10		11
Fannie Mae Pool #AE1274 5.00% 2041[1]	8		9
Fannie Mae Pool #AE1277 5.00% 2041[1]	5		5
Fannie Mae Pool #AE1283 5.00% 2041[1]	3		3
Fannie Mae Pool #AE1290 5.00% 2042[1]	5		6
Fannie Mae Pool #AT3954 3.50% 2043[1]	3		3
Fannie Mae Pool #AT0300 3.50% 2043[1]	2		2
Fannie Mae Pool #AY1829 3.50% 2044[1]	2		2
Fannie Mae Pool #AW8240 3.50% 2044[1]	1		1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	50		54
Fannie Mae Pool #BH3122 4.00% 2047[1]	1		1
Fannie Mae Pool #BM4488 3.376% 2048[1,4]	442		457
Fannie Mae Pool #BK6840 4.00% 2048[1]	31		34
Fannie Mae Pool #BK5232 4.00% 2048[1]	23		25
Fannie Mae Pool #BK9743 4.00% 2048[1]	9		10
Fannie Mae Pool #BK9761 4.50% 2048[1]	5		6
Fannie Mae Pool #BJ8402 3.456% 2049[1,4]	73		76
Fannie Mae Pool #CA5496 3.00% 2050[1]	1,621		1,711
Fannie Mae Pool #FM9492 2.50% 2051[1]	499		515
Fannie Mae Pool #FM9804 2.50% 2051[1]	271		280
Fannie Mae Pool #FM9694 2.50% 2051[1]	249		258
Fannie Mae Pool #CB0041 3.00% 2051[1]	232		246
Fannie Mae Pool #BF0379 3.50% 2059[1]	181		196
Fannie Mae Pool #BF0497 3.00% 2060[1]	62		66
Fannie Mae Pool #BF0481 3.50% 2060[1]	211		229
Freddie Mac Pool #A18781 5.00% 2034[1]	787		889
Freddie Mac Pool #C91883 4.00% 2036[1,3]	2,511		2,734
Freddie Mac Pool #840222 2.13% 2040[1,4]	288		303
Freddie Mac Pool #Q15874 4.00% 2043[1]	2		2
Freddie Mac Pool #760014 2.843% 2045[1,4]	449		465
Freddie Mac Pool #760012 3.113% 2045[1,4]	43		44
Freddie Mac Pool #760013 3.169% 2045[1,4]	31		33
Freddie Mac Pool #760015 2.627% 2047[1,4]	83		86
Freddie Mac Pool #Q52069 3.50% 2047[1]	36		39
Freddie Mac Pool #Q47615 3.50% 2047[1]	21		23
Freddie Mac Pool #Q56599 4.00% 2048[1]	37		41
Freddie Mac Pool #Q56175 4.00% 2048[1]	25		27
Freddie Mac Pool #Q55971 4.00% 2048[1]	25		27
Freddie Mac Pool #Q55970 4.00% 2048[1]	12		14
Freddie Mac Pool #Q58411 4.50% 2048[1]	73		80
Freddie Mac Pool #Q58436 4.50% 2048[1]	33		36
Freddie Mac Pool #Q58378 4.50% 2048[1]	26		29
Freddie Mac Pool #RA1339 3.00% 2049[1]	1,865		1,956
Freddie Mac Pool #QA2748 3.50% 2049[1]	24		26
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	938		969

American Funds Insurance Series	235

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,4]	$927	$956
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,4]	725	748
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	111	118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	603	632
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,4]	3,482	3,664
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	1,851	1,921
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,570	1,669
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	868	918
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	35	37
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	21	23
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	4,493	4,635
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,246	1,280
Government National Mortgage Assn. 2.50% 2052[1,5]	5,001	5,100
Government National Mortgage Assn. 2.50% 2052[1,5]	1,015	1,040
Government National Mortgage Assn. 3.00% 2052[1,5]	2,967	3,070
Government National Mortgage Assn. 3.50% 2052[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	808	868
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	564	597
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	569	603
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	57	58
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	106	120
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	86	88
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	12	13
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	175	188
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	85	90
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	204	207
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	139	141
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	230	240
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	93	97
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	518	558
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,272	1,406
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	208	217
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1,3]	2,928	3,034
Government National Mortgage Assn. Pool #AO0409 4.615% 2065[1]	164	172
Government National Mortgage Assn. Pool #AN1825 4.631% 2065[1]	294	308
Government National Mortgage Assn. Pool #AO0461 4.625% 2065[1]	85	89
Government National Mortgage Assn. Pool #AO0385 4.512% 2066[1]	675	711
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2037[1,5]	414	415
Uniform Mortgage-Backed Security 1.50% 2037[1,5]	271	271
Uniform Mortgage-Backed Security 2.00% 2037[1,5]	772	791
Uniform Mortgage-Backed Security 2.00% 2037[1,5]	693	708
Uniform Mortgage-Backed Security 2.50% 2037[1,5]	300	310
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	22,285	22,122
Uniform Mortgage-Backed Security 2.00% 2052[1,5]	18,496	18,399
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	26,254	26,662
Uniform Mortgage-Backed Security 2.50% 2052[1,5]	11,911	12,123

236	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 2052[1,5]	$4,968	$5,140
Uniform Mortgage-Backed Security 3.50% 2052[1,5]	11,555	12,165
Uniform Mortgage-Backed Security 4.50% 2052[1,5]	2,938	3,148
		153,400

Collateralized mortgage-backed obligations (privately originated) 5.66%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,4,6]	675	672
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,4,6]	505	506
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,4,6]	423	422
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,4,6]	1,384	1,383
COLT Funding, LLC, Series 2021-5, Class A1, 1.726% 2061[1,4,6]	159	159
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,4,6]	594	597
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,4,6]	701	703
GCAT, Series 2021-NQM6, Class A1, 1.855% 2066[1,4,6]	471	469
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.902% 2053[1,4,6]	583	581
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.002% 2053[1,4,6]	809	809
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,4,6]	210	210
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.952% 2055[1,4,6]	2,925	2,923
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.101% 2023[1,4,6]	750	751
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[1,4,6]	2,250	2,252
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,4,6]	1,177	1,177
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.852% 2055[1,4,6]	1,021	1,020
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2055[1,4,6]	768	765
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 2031[1,4,6]	620	619
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,4,6]	464	465
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.752% 2054[1,4,6]	1,317	1,318
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.802% 2054[1,4,6]	375	375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,4,6]	206	208
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.702% 2057[1,4,6]	18	18
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	536	535
		18,937

Commercial mortgage-backed securities 1.68%
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.81% 2036[1,4,6]	1,215	1,212
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[1,4,6]	255	255
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 1.009% 2036[1,4,6]	1,006	1,006
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.78% 2038[1,4,6]	1,174	1,169
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.19% 2038[1,4,6]	368	369
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.16% 2038[1,4,6]	575	576

American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.911% 2026[1,4,6]	$273	$273
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.01% 2038[1,4,6]	100	100
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.841% 2038[1,4,6]	664	662
		5,622

Total mortgage-backed obligations		177,959

U.S. Treasury bonds & notes 20.45%
U.S. Treasury 14.63%
U.S. Treasury 0.125% 2023	650	647
U.S. Treasury 0.125% 2023	560	556
U.S. Treasury 0.125% 2023	190	188
U.S. Treasury 0.125% 2023	175	174
U.S. Treasury 0.375% 2023	5,235	5,205
U.S. Treasury 0.50% 2023	625	623
U.S. Treasury 0.375% 2025	490	475
U.S. Treasury 0.375% 2025	200	194
U.S. Treasury 0.50% 2026	1,750	1,701
U.S. Treasury 0.75% 2026[3]	7,592	7,451
U.S. Treasury 0.75% 2026	560	548
U.S. Treasury 0.875% 2026	485	477
U.S. Treasury 1.25% 2026	1,955	1,955
U.S. Treasury 1.00% 2028	375	365
U.S. Treasury 1.125% 2028	2,000	1,972
U.S. Treasury 1.25% 2028	5,975	5,925
U.S. Treasury 1.25% 2028	415	411
U.S. Treasury 1.50% 2028	150	151
U.S. Treasury 0.625% 2030	1,000	933
U.S. Treasury 1.125% 2031	2,525	2,451
U.S. Treasury 1.25% 2031	713	698
U.S. Treasury 1.375% 2031	930	918
U.S. Treasury 1.375% 2040	380	346
U.S. Treasury 1.875% 2041	1,750	1,732
U.S. Treasury 1.25% 2050	1,730	1,472
U.S. Treasury 1.375% 2050	6,000	5,267
U.S. Treasury 1.625% 2050[3]	5,095	4,754
U.S. Treasury 1.875% 2051	55	55
U.S. Treasury 2.00% 2051	1,250	1,276
		48,920

U.S. Treasury inflation-protected securities 5.82%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	2,909	3,007
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,922	2,023
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	719	753
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,169	1,248
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	315	337
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	892	952
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,114	1,187
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	171	184
U.S. Treasury Inflation-Protected Security 0.375% 2025[7]	391	425
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	941	1,024
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,983	4,460
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	139	215
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,7]	1,375	1,738
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,346	1,911
		19,464

Total U.S. Treasury bonds & notes		68,384

238	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations 3.72%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[1,4,6]	$221	$221
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[1,4,6]	250	250
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[1,4,6]	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	80	79
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	91	90
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[1,4,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	520	516
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	100	98
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	812	798
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	273
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,4,6]	243	243
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	551	554
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]	536	531
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]	285	281
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,4,6]	187	187
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]	159	157
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]	182	181
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]	378	373
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]	244	240
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[1,6]	298	297
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.844% 2062[1,4,6]	690	693
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]	466	459
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]	1,361	1,343
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,6]	1,430	1,404
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[1,4,6]	250	250
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]	594	591
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,4,6]	105	106
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[1,4,6]	246	246
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[1,4,6]	198	198
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[1,4,6]	250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]	98	95
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,4,6]	250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[1,4,6]	250	250
		12,449

Bonds & notes of governments & government agencies outside the U.S. 0.22%
CPPIB Capital, Inc. 0.875% 2026[6]	320	310
Oesterreichische Kontrollbank AG 0.50% 2024	195	192
Ontario Teachers’ Finance Trust 0.875% 2026[6]	250	244
		746

Federal agency bonds & notes 0.09%
Fannie Mae 0.875% 2030	300	283

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 0.07%
Communication services 0.07%
SBA Tower Trust 1.631% 2026[6]	$253	$249

Total bonds, notes & other debt instruments (cost: $259,300,000)		260,070

Short-term securities 52.63%	Weighted average yield at acquisition
Federal agency bills & notes 31.70%
Fannie Mae 3/9/2022	0.053%	2,500	2,500
Federal Farm Credit Banks 1/24/2022	0.040	5,000	5,000
Federal Farm Credit Banks 2/23/2022	0.050	2,000	2,000
Federal Farm Credit Banks 2/28/2022	0.050	8,000	7,999
Federal Farm Credit Banks 4/11/2022	0.050	3,000	2,999
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
Federal Farm Credit Banks 5/25/2022	0.070	1,600	1,599
Federal Farm Credit Banks 6/7/2022	0.060	5,000	4,996
Federal Home Loan Bank 1/21/2022	0.045	11,000	10,999
Federal Home Loan Bank 1/28/2022	0.048	8,000	7,999
Federal Home Loan Bank 2/2/2022	0.050	5,000	5,000
Federal Home Loan Bank 2/9/2022	0.049	20,000	19,999
Federal Home Loan Bank 2/16/2022	0.050	8,000	7,999
Federal Home Loan Bank 3/3/2022	0.050	1,900	1,900
Federal Home Loan Bank 3/11/2022	0.045	6,000	5,999
Federal Home Loan Bank 3/16/2022	0.050	3,000	2,999
Federal Home Loan Bank 3/23/2022	0.040	2,000	2,000
Federal Home Loan Bank 3/25/2022	0.062	2,000	2,000
Tennessee Valley Authority 1/12/2022	0.036	7,000	7,000
			105,984

Commercial paper 17.82%
Amazon.com, Inc. 1/10/2022[6]	0.049	9,000	9,000
Apple, Inc. 1/4/2022[6]	0.050	5,000	5,000
Apple, Inc. 1/13/2022[6]	0.050	3,000	3,000
BofA Securities, Inc. 2/1/2022[6]	0.120	3,000	3,000
Chariot Funding, LLC 1/24/2022[6]	0.130	1,000	1,000
Cisco Systems, Inc. 3/8/2022[6]	0.120	6,000	5,998
Cisco Systems, Inc. 3/10/2022[6]	0.120	2,800	2,799
Coca-Cola Co. 2/16/2022[6]	0.070	4,800	4,800
Coca-Cola Co. 4/5/2022[6]	0.080	5,000	4,999
CRC Funding, LLC 1/14/2022[6]	0.100	9,000	9,000
Paccar Financial Corp. 1/21/2022	0.090	2,000	2,000
Procter & Gamble Co. 1/7/2022[6]	0.070	8,000	8,000
Victory Receivables Corp. 1/3/2022[6]	0.050	1,000	1,000
			59,596

240	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 3.11%
U.S. Treasury 5/12/2022	0.061%	$4,500	$4,498
U.S. Treasury 5/19/2022	0.060	5,900	5,898
			10,396

Total short-term securities (cost: $175,985,000)			175,976
Total investment securities 130.40% (cost: $435,285,000)			436,046
Other assets less liabilities (30.40)%			(101,648)

Net assets 100.00%			$334,398

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2021 (000)
2 Year U.S. Treasury Note Futures	Long	1	March 2022	$218	$—	[2]
5 Year U.S. Treasury Note Futures	Long	18	March 2022	2,178	11
10 Year U.S. Treasury Note Futures	Long	84	March 2022	10,959	82
10 Year Ultra U.S. Treasury Note Futures	Short	50	March 2022	(7,322)		(109)
20 Year U.S. Treasury Bond Futures	Long	8	March 2022	1,284	11
30 Year Ultra U.S. Treasury Bond Futures	Long	2	March 2022	394	9
					$4

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
Receive		Pay				Value at	premium	appreciation
	Payment		Payment	Expiration	Notional	12/31/2021	paid	at 12/31/2021
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$33,400	$598	$22	$576
3-month USD-LIBOR	Quarterly	0.32%	Semi-annual	9/23/2025	3,600	123	—	123
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	5,700	1,057	16	1,041
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	3,000	635	—	635
							$38	$2,375

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,311,000, which represented .39% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $95,212,000, which represented 28.47% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Key to abbreviations and symbol

CLO = Collateralized Loan Obligations

CMO = Collateralized Mortgage Obligations

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

242	American Funds Insurance Series

Ultra-Short Bond Fund

Investment portfolio December 31, 2021

Short-term securities 97.89%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 68.84%
Amazon.com, Inc. 1/26/2022[1]	0.050%	$9,700	$9,700
Apple, Inc. 1/4/2022[1]	0.050	4,000	4,000
Atlantic Asset Securitization, LLC 1/20/2022[1]	0.116	9,000	8,999
British Columbia (Province of) 1/10/2022	0.070	700	700
British Columbia (Province of) 1/18/2022	0.070	7,000	7,000
CAFCO, LLC 3/7/2022[1]	0.150	10,000	9,996
Caisse d’Amortissement de la Dette Sociale 2/8/2022	0.120	2,900	2,900
Caisse des Dépôts et Consignations 1/10/2022	0.100	2,000	2,000
Canadian Imperial Bank of Commerce 1/7/2022[1]	0.059	9,500	9,500
Coca-Cola Co. 2/15/2022[1]	0.070	9,500	9,499
DBS Bank, Ltd. 4/1/2022[1]	0.198	9,000	8,994
Equinor ASA 1/3/2022[1]	0.070	4,700	4,700
Equinor ASA 2/23/2022[1]	0.150	5,000	4,999
FMS Wertmanagement 2/18/2022[1]	0.114	5,000	4,999
KfW 2/10/2022[1]	0.135	1,202	1,202
Komatsu Finance America, Inc. 1/20/2022[1]	0.130	7,000	7,000
Longship Funding, LLC 1/14/2022[1]	0.080	1,300	1,300
LVMH Moët Hennessy Louis Vuitton, Inc. 1/21/2022[1]	0.078	9,000	9,000
Manhattan Asset Funding Company, LLC 2/28/2022[1]	0.200	9,000	8,997
Mizuho Bank, Ltd. 1/19/2022[1]	0.115	9,000	9,000
Nestlé Capital Corp. 1/6/2022[1]	0.070	4,450	4,450
Nestlé Finance International, Ltd. 1/21/2022[1]	0.070	3,000	3,000
Oesterreichische Kontrollbank AG 1/18/2022	0.105	5,000	5,000
OMERS Finance Trust 1/20/2022	0.090	9,170	9,169
OMERS Finance Trust 1/25/2022	0.120	3,906	3,906
Oversea-Chinese Banking Corp., Ltd. 1/27/2022[1]	0.140	7,000	6,999
Procter & Gamble Co. 1/4/2022[1]	0.050	10,000	10,000
Québec (Province of) 1/18/2022[1]	0.070	10,000	10,000
Starbird Funding Corp. 1/3/2022[1]	0.060	2,200	2,200
Sumitomo Mitsui Trust Bank, Ltd. 2/16/2022[1]	0.170	7,300	7,299
TotalEnergies Capital Canada, Ltd. 2/28/2022[1]	0.140	9,500	9,498
Toyota Industries Commercial Finance, Inc. 1/12/2022[1]	0.096	9,000	9,000
Toyota Motor Credit Corp. 2/22/2022	0.157	5,000	4,999
United Overseas Bank, Ltd. 3/10/2022[1]	0.175	10,000	9,997
Victory Receivables Corp. 2/9/2022[1]	0.150	9,000	8,998
			229,000

U.S. Treasury bills 17.73%
U.S. Treasury 2/3/2022	0.050	20,000	19,999
U.S. Treasury 3/3/2022	0.051	5,000	5,000
U.S. Treasury 3/8/2022	0.051	5,000	5,000
U.S. Treasury 3/22/2022	0.053	10,000	9,999
U.S. Treasury 4/21/2022	0.064	9,000	8,998
U.S. Treasury 4/26/2022	0.101	10,000	9,998
			58,994

Federal agency bills & notes 11.32%
Federal Farm Credit Banks 3/4/2022	0.050	5,000	4,999
Federal Home Loan Bank 1/12/2022	0.043	2,700	2,700
Federal Home Loan Bank 1/26/2022	0.040	15,000	14,999
Federal Home Loan Bank 2/9/2022	0.040	3,400	3,400

American Funds Insurance Series	243

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 2/25/2022	0.044%	$5,000	$5,000
Federal Home Loan Bank 3/2/2022	0.049	2,900	2,900
Federal Home Loan Bank 3/23/2022	0.065	3,650	3,649
			37,647

Total short-term securities (cost: $325,639,000)			325,641
Total investment securities 97.89% (cost: $325,639,000)			325,641
Other assets less liabilities 2.11%			7,020

Net assets 100.00%			$332,661

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $193,327,000, which represented 58.12% of the net assets of the fund.

See notes to financial statements.

244	American Funds Insurance Series

U.S. Government Securities Fund

(formerly U.S. Government/AAA-Rated Securities Fund)

Investment portfolio December 31, 2021

Bonds, notes & other debt instruments 74.13%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 50.24%
U.S. Treasury inflation-protected securities 26.42%
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	$71,956		$73,784
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	22,300		22,642
U.S. Treasury Inflation-Protected Security 0.125% 2022[1]	6,475		6,492
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	27,843		28,781
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	30,460		32,057
U.S. Treasury Inflation-Protected Security 0.625% 2023[1]	61,487		64,331
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	45,202		48,314
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	32,535		34,717
U.S. Treasury Inflation-Protected Security 0.50% 2024[1]	5,313		5,669
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	17,446		18,589
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	16,973		18,316
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	11,026		11,805
U.S. Treasury Inflation-Protected Security 0.375% 2025[1]	54,760		59,587
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	33,827		36,815
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	25,892		27,957
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	22,693		24,967
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	6,768		7,572
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	9,038		10,120
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	841		945
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	391		606
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	8,799		11,121
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	4,931		6,133
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	5,165		7,333
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	339		411
U.S. Treasury Inflation-Protected Security 0.125% 2051[1]	10,998		13,026
			572,090

U.S. Treasury 23.82%
U.S. Treasury 0.50% 2023	2,160		2,152
U.S. Treasury 2.125% 2023	—	[3]	—	[3]
U.S. Treasury 0.375% 2024	28,000		27,610
U.S. Treasury 0.375% 2024	4,500		4,441
U.S. Treasury 0.625% 2024	37,735		37,437
U.S. Treasury 0.75% 2024	44,280		44,041
U.S. Treasury 0.25% 2025	10,042		9,741
U.S. Treasury 0.25% 2025	4,000		3,875
U.S. Treasury 0.375% 2025	2,190		2,124
U.S. Treasury 0.375% 2025	1,017		987
U.S. Treasury 0.875% 2026	31,816		31,270
U.S. Treasury 1.125% 2026	15,060		14,969
U.S. Treasury 1.25% 2026	7,885		7,883
U.S. Treasury 1.25% 2026	1,595		1,595
U.S. Treasury 1.625% 2026	10,000		10,176
U.S. Treasury 0.50% 2027	54		52
U.S. Treasury 1.125% 2028	450		444
U.S. Treasury 1.25% 2028	12,328		12,224
U.S. Treasury 0.625% 2030	1,175		1,096
U.S. Treasury 1.25% 2031	35,733		34,949
U.S. Treasury 1.375% 2031	4,245		4,192
U.S. Treasury 1.125% 2040	9,875		8,625
U.S. Treasury 1.125% 2040	7,000		6,140
U.S. Treasury 1.75% 2041	37,690		36,536
U.S. Treasury 2.25% 2041	900		945
U.S. Treasury 2.50% 2046	5,400		5,980
U.S. Treasury 2.50% 2046	3,900		4,316
U.S. Treasury 2.875% 2046	2,700		3,201
U.S. Treasury 2.25% 2049	1,635		1,753
U.S. Treasury 2.375% 2049	11,925		13,126
U.S. Treasury 2.875% 2049	26,000		31,374

American Funds Insurance Series	245

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.25% 2050	$27,680	$23,549
U.S. Treasury 1.375% 2050	12,605	11,066
U.S. Treasury 1.625% 2050[2]	55,205	51,515
U.S. Treasury 1.875% 2051	17,152	17,001
U.S. Treasury 1.875% 2051	2,794	2,775
U.S. Treasury 2.00% 2051[2]	44,898	45,827
U.S. Treasury 2.375% 2051	780	863
		515,850

Total U.S. Treasury bonds & notes		1,087,940

Federal agency bonds & notes 12.75%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	395	409
Fannie Mae 2.875% 2023	36,000	37,341
Fannie Mae 0.625% 2025	10,000	9,862
Fannie Mae 0.75% 2027	2,900	2,805
Fannie Mae 0.875% 2030	8,600	8,115
Fannie Mae 7.125% 2030	2,000	2,837
Federal Farm Credit Banks 0.375% 2022	1,500	1,501
Federal Home Loan Bank 0.50% 2023	35,000	34,854
Federal Home Loan Bank 3.375% 2023	16,715	17,462
Federal Home Loan Bank 3.25% 2028	6,500	7,262
Federal Home Loan Bank 5.50% 2036	300	437
Private Export Funding Corp. 3.55% 2024	3,190	3,367
Private Export Funding Corp. 1.40% 2028	3,000	2,960
Tennessee Valley Authority 1.875% 2022	14,017	14,158
Tennessee Valley Authority 0.75% 2025	3,700	3,657
Tennessee Valley Authority 2.875% 2027	5,000	5,379
Tennessee Valley Authority 1.50% 2031	7,000	6,904
Tennessee Valley Authority 4.65% 2035	1,780	2,311
Tennessee Valley Authority 5.88% 2036	875	1,274
Tennessee Valley Authority, Series A, 4.625% 2060	250	378
TVA Southaven 3.846% 2033	1,002	1,105
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,373
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,351
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	41,934
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,625
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,303	2,622
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,074
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,549
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,359
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,768
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,758
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,055
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,049
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,785
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,660
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,619
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,518
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,185
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	692
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	790	887
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	646	741
		275,982

246	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations 11.14%
Federal agency mortgage-backed obligations 11.14%
Fannie Mae Pool #695412 5.00% 2033[4]	$1		$1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8		8
Fannie Mae Pool #MA2746 4.00% 2036[4]	1,762		1,918
Fannie Mae Pool #MA2588 4.00% 2036[4]	867		940
Fannie Mae Pool #256860 6.50% 2037[4]	13		15
Fannie Mae Pool #888698 7.00% 2037[4]	24		28
Fannie Mae Pool #256828 7.00% 2037[4]	3		3
Fannie Mae Pool #970343 6.00% 2038[4]	15		15
Fannie Mae Pool #AC0794 5.00% 2039[4]	21		23
Fannie Mae Pool #931768 5.00% 2039[4]	6		6
Fannie Mae Pool #932606 5.00% 2040[4]	16		18
Fannie Mae Pool #AJ1873 4.00% 2041[4]	27		30
Fannie Mae Pool #AI1862 5.00% 2041[4]	470		532
Fannie Mae Pool #AI3510 5.00% 2041[4]	289		328
Fannie Mae Pool #AJ0704 5.00% 2041[4]	246		279
Fannie Mae Pool #AJ5391 5.00% 2041[4]	156		177
Fannie Mae Pool #AE1248 5.00% 2041[4]	39		44
Fannie Mae Pool #AE1277 5.00% 2041[4]	19		21
Fannie Mae Pool #AE1283 5.00% 2041[4]	10		11
Fannie Mae Pool #AE1290 5.00% 2042[4]	22		25
Fannie Mae Pool #AT7161 3.50% 2043[4]	52		56
Fannie Mae Pool #AT3954 3.50% 2043[4]	12		13
Fannie Mae Pool #AT0300 3.50% 2043[4]	7		8
Fannie Mae Pool #BM6240 2.05% 2044[4,5]	607		638
Fannie Mae Pool #AY1829 3.50% 2044[4]	8		8
Fannie Mae Pool #AW8240 3.50% 2044[4]	4		4
Fannie Mae Pool #BE5017 3.50% 2045[4]	69		74
Fannie Mae Pool #BE8740 3.50% 2047[4]	65		69
Fannie Mae Pool #BE8742 3.50% 2047[4]	20		22
Fannie Mae Pool #BH2846 3.50% 2047[4]	8		9
Fannie Mae Pool #BH2848 3.50% 2047[4]	7		8
Fannie Mae Pool #BH2847 3.50% 2047[4]	5		6
Fannie Mae Pool #BJ5015 4.00% 2047[4]	199		217
Fannie Mae Pool #BH3122 4.00% 2047[4]	5		6
Fannie Mae Pool #BM3788 3.50% 2048[4]	3,895		4,192
Fannie Mae Pool #BJ4901 3.50% 2048[4]	48		52
Fannie Mae Pool #BK6840 4.00% 2048[4]	126		138
Fannie Mae Pool #BK5232 4.00% 2048[4]	92		100
Fannie Mae Pool #BK9743 4.00% 2048[4]	37		40
Fannie Mae Pool #CA1909 4.50% 2048[4]	28		30
Fannie Mae Pool #BK9761 4.50% 2048[4]	21		22
Fannie Mae Pool #CA4151 3.50% 2049[4]	673		730
Fannie Mae Pool #FM1062 3.50% 2049[4]	541		585
Fannie Mae Pool #FM1443 3.50% 2049[4]	399		430
Fannie Mae Pool #BJ8411 3.50% 2049[4]	133		143
Fannie Mae Pool #FM2179 3.00% 2050[4]	4,998		5,260
Fannie Mae Pool #FM3834 4.50% 2050[4]	1,225		1,313
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—	[3]	—	[3]
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[4,5]	—	[3]	—	[3]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	2		2
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	128		128
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.123% 2023[4,5]	457		470
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.489% 2024[4,5]	675		702
Freddie Mac Pool #1H1354 2.34% 2036[4,5]	88		94
Freddie Mac Pool #C03518 5.00% 2040[4]	342		385
Freddie Mac Pool #G06459 5.00% 2041[4]	856		971
Freddie Mac Pool #841039 2.186% 2043[4,5]	557		587
Freddie Mac Pool #Q19133 3.50% 2043[4]	37		40
Freddie Mac Pool #Q17696 3.50% 2043[4]	35		37

American Funds Insurance Series	247

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q23190 4.00% 2043[4]	$181	$198
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	229	247
Freddie Mac Pool #760014 2.843% 2045[4,5]	359	372
Freddie Mac Pool #Q52069 3.50% 2047[4]	99	106
Freddie Mac Pool #Q47615 3.50% 2047[4]	57	61
Freddie Mac Pool #Q54701 3.50% 2048[4]	66	71
Freddie Mac Pool #Q54709 3.50% 2048[4]	61	65
Freddie Mac Pool #Q54700 3.50% 2048[4]	49	53
Freddie Mac Pool #Q54781 3.50% 2048[4]	47	51
Freddie Mac Pool #Q54782 3.50% 2048[4]	47	50
Freddie Mac Pool #Q56590 3.50% 2048[4]	33	35
Freddie Mac Pool #Q54699 3.50% 2048[4]	26	28
Freddie Mac Pool #Q56589 3.50% 2048[4]	24	25
Freddie Mac Pool #Q54831 3.50% 2048[4]	19	21
Freddie Mac Pool #Q54698 3.50% 2048[4]	20	21
Freddie Mac Pool #G67711 4.00% 2048[4]	1,754	1,920
Freddie Mac Pool #Q56599 4.00% 2048[4]	149	164
Freddie Mac Pool #Q56175 4.00% 2048[4]	101	110
Freddie Mac Pool #Q55971 4.00% 2048[4]	98	107
Freddie Mac Pool #Q58411 4.50% 2048[4]	292	321
Freddie Mac Pool #Q58436 4.50% 2048[4]	132	146
Freddie Mac Pool #Q58378 4.50% 2048[4]	105	114
Freddie Mac Pool #ZT0522 4.50% 2048[4]	30	32
Freddie Mac Pool #ZS4774 4.50% 2048[4]	28	30
Freddie Mac Pool #RA1463 3.50% 2049[4]	473	513
Freddie Mac Pool #QA0284 3.50% 2049[4]	256	276
Freddie Mac Pool #RA1580 3.50% 2049[4]	238	258
Freddie Mac Pool #QA2748 3.50% 2049[4]	66	71
Freddie Mac Pool #RA2236 4.50% 2049[4]	364	391
Freddie Mac Pool #SD0726 2.50% 2051[4]	15,847	16,330
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.510% 2023[4,5]	3	3
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	86	87
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	701	708
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	194	199
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,660
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,845
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,433
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	4,915
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	6,240	6,447
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	5,584	5,761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	5,576	5,751
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	1,815	1,878
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	365	388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	1,977	2,072
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,334	3,508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	5,853	6,191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	3,976	4,126

248	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	$2,116	$2,251
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	805	834
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	3,566	3,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,171	2,297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,006	1,046
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	834	882
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	461	487
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,009	4,140
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	25,841	26,654
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	6,099	6,269
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	7,504	7,746
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,491	2,509
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	522
Government National Mortgage Assn. 2.50% 2052[4,6]	12,966	13,224
Government National Mortgage Assn. 2.50% 2052[4,6]	2,632	2,695
Government National Mortgage Assn. 4.50% 2052[4,6]	3,000	3,169
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	63	69
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	28
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	112	130
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	197	233
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	233	270
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	106	120
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,345	3,820
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	636	685
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,124	1,239
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	23	24
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	781	837
Uniform Mortgage-Backed Security 1.50% 2037[4,6]	5,937	5,942
Uniform Mortgage-Backed Security 1.50% 2037[4,6]	3,878	3,889
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	1,713	1,755
Uniform Mortgage-Backed Security 2.00% 2037[4,6]	1,537	1,571
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	2,860	2,845
Uniform Mortgage-Backed Security 2.00% 2052[4,6]	1,991	1,976
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	8,337	8,467
Uniform Mortgage-Backed Security 2.50% 2052[4,6]	3,961	4,032
Uniform Mortgage-Backed Security 3.00% 2052[4,6]	1,102	1,140
Uniform Mortgage-Backed Security 3.50% 2052[4,6]	27,398	28,845
Uniform Mortgage-Backed Security 4.50% 2052[4,6]	800	857
		241,199

Total bonds, notes & other debt instruments (cost: $1,586,413,000)		1,605,121

American Funds Insurance Series	249

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Short-term securities 26.59%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 17.68%
Amazon.com, Inc. 1/24/2022[7]	0.048%	$18,000	$17,999
Amazon.com, Inc. 1/26/2022[7]	0.050	10,600	10,600
Apple, Inc. 1/5/2022[7]	0.050	14,000	14,000
Apple, Inc. 1/12/2022[7]	0.060	20,000	20,000
Apple, Inc. 1/13/2022[7]	0.050	10,100	10,100
Chariot Funding, LLC 1/14/2022[7]	0.120	10,000	10,000
Chariot Funding, LLC 1/20/2022[7]	0.100	25,000	24,999
Chariot Funding, LLC 1/24/2022[7]	0.130	4,000	4,000
Chariot Funding, LLC 2/1/2022[7]	0.130	10,000	9,999
CHARTA, LLC 1/18/2022[7]	0.100	20,000	19,999
Cisco Systems, Inc. 3/8/2022[7]	0.120	30,100	30,093
Cisco Systems, Inc. 3/10/2022[7]	0.120	14,100	14,097
Coca-Cola Co. 2/15/2022[7]	0.070	5,500	5,499
Coca-Cola Co. 2/16/2022[7]	0.070	8,500	8,499
Coca-Cola Co. 4/5/2022[7]	0.100	25,000	24,995
CRC Funding, LLC 3/3/2022[7]	0.130	20,000	19,993
Manhattan Asset Funding Company LLC 3/16/2022[7]	0.210	21,112	21,102
Procter & Gamble Co. 1/21/2022[7]	0.060	30,000	29,999
Procter & Gamble Co. 2/23/2022[7]	0.070	19,000	18,998
Starbird Funding Corp. 1/3/2022[7]	0.060	53,800	53,800
Victory Receivables Corp. 1/3/2022[7]	0.050	14,000	14,000
			382,771

Federal agency bills & notes 8.91%
Federal Farm Credit Bank 3/2/2022	0.050	6,000	5,999
Federal Farm Credit Bank 4/1/2022	0.060	25,000	24,994
Federal Farm Credit Bank 4/6/2022	0.050	5,000	4,999
Federal Farm Credit Bank 4/8/2022	0.060	20,000	19,994
Federal Home Loan Bank 1/21/2022	0.045	10,000	9,999
Federal Home Loan Bank 2/2/2022	0.050	25,000	24,999
Federal Home Loan Bank 2/4/2022	0.050	40,000	39,998
Federal Home Loan Bank 2/9/2022	0.049	25,000	24,998
Federal Home Loan Bank 3/4/2022	0.047	11,100	11,099
Federal Home Loan Bank 3/23/2022	0.040	26,000	25,996
			193,075

Total short-term securities (cost: $575,856,000)			575,846
Total investment securities 100.72% (cost: $2,162,269,000)			2,180,967
Other assets less liabilities (0.72)%			(15,668)

Net assets 100.00%			$2,165,299

250	American Funds Insurance Series

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2021 (000)
90 Day Euro Dollar Futures	Short	5	September 2022	$(1,240)	$7
90 Day Euro Dollar Futures	Long	471	December 2022	116,520	(121)
90 Day Euro Dollar Futures	Short	21	June 2023	(5,178)	36
90 Day Euro Dollar Futures	Long	2,183	September 2023	537,509	(3,518)
90 Day Euro Dollar Futures	Short	1,396	December 2023	(343,451)	2,110
90 Day Euro Dollar Futures	Short	1,601	December 2024	(393,406)	664
2 Year U.S. Treasury Note Futures	Short	577	March 2022	(125,885)	241
5 Year U.S. Treasury Note Futures	Long	1,490	March 2022	180,255	221
10 Year U.S. Treasury Note Futures	Long	473	March 2022	61,712	530
10 Year Ultra U.S. Treasury Note Futures	Long	27	March 2022	3,954	(11)
20 Year U.S. Treasury Bond Futures	Long	357	March 2022	57,276	501
30 Year Ultra U.S. Treasury Bond Futures	Short	33	March 2022	(6,505)	(51)
					$609

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay				Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	Notional (000)	12/31/2021 (000)	paid (000)	at 12/31/2021 (000)
2.5775%	Annual	U.S. EFFR	Annual	7/16/2022	$181,639	$2,338	$—	$2,338
SOFR	Annual	0.471%	Annual	10/26/2023	30,500	110	—	110
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(118)	—	(118)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(1,428)	—	(1,428)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	1,109	—	1,109
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	615	—	615
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	613	—	613
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	707	—	707
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	49,400	(683)	—	(683)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,005	—	1,005
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	16,000	1,003	—	1,003
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	12,800	813	—	813
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	12,200	772	—	772
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	2,771	—	2,771
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	31,000	(1,501)	—	(1,501)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	793	—	793
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	7,800	(730)	—	(730)
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	9,800	(897)	—	(897)
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	15,800	(2,287)	—	(2,287)
1.731%	Semi-annual	3-month USD-LIBOR	Quarterly	12/1/2041	7,575	(16)	—	(16)
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	52,500	11,104	—	11,104
							$—	$16,093

American Funds Insurance Series	251

U.S. Government Securities Fund (continued)

(formerly U.S. Government/AAA-Rated Securities Fund)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,263,000, which represented .43% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $382,771,000, which represented 17.68% of the net assets of the fund.

Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See notes to financial statements.

252	American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2021

Growth funds 84.63%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,957,627	$504,914

Total growth funds (cost: $364,803,000)		504,914

Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,284,186	59,236

Total fixed income funds (cost: $61,496,000)		59,236

Short-term securities 4.40%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	26,275,190	26,275

Total short-term securities (cost: $26,275,000)		26,275

Options purchased 0.44%
Options purchased*		2,602

Total options purchased (cost: $4,012,000)		2,602
Total investment securities 99.40% (cost: $456,586,000)		593,027
Other assets less liabilities 0.60%		3,566
Net assets 100.00%		$596,593

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	15	$7,149	$2,800.00	3/18/2022	$6
S&P 500 Index	3	1,430	2,825.00	3/18/2022	1
S&P 500 Index	23	10,962	2,850.00	3/18/2022	10
S&P 500 Index	32	15,252	2,875.00	3/18/2022	14
S&P 500 Index	22	10,486	2,925.00	3/18/2022	10
S&P 500 Index	24	11,439	2,975.00	3/18/2022	12
S&P 500 Index	12	5,719	3,050.00	3/18/2022	7
S&P 500 Index	30	14,299	2,925.00	6/17/2022	54
S&P 500 Index	116	55,288	2,950.00	6/17/2022	214
S&P 500 Index	10	4,766	3,000.00	6/17/2022	20
S&P 500 Index	15	7,149	3,050.00	6/17/2022	31
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	986	469,945	3,100.00	6/17/2022	2,180
					$2,602

American Funds Insurance Series	253

Managed Risk Growth Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	926	March 2022	$112,024	$(99)
Japanese Yen Currency Contracts	Short	3	March 2022	(326)	4
British Pound Currency Contracts	Short	4	March 2022	(338)	(7)
FTSE 100 Index Contracts	Short	4	March 2022	(397)	(7)
Nikkei 225 Index Contracts	Short	2	March 2022	(500)	(11)
Mini MSCI Emerging Market Index Contracts	Short	22	March 2022	(1,349)	(5)
Russell 2000 Mini Index Contracts	Short	21	March 2022	(2,355)	(52)
Euro Stoxx 50 Index Contracts	Short	55	March 2022	(2,685)	(82)
Euro Currency Contracts	Short	19	March 2022	(2,708)	(21)
S&P Mid 400 E-mini Index Contracts	Short	12	March 2022	(3,405)	(108)
S&P 500 E-mini Index Contracts	Short	158	March 2022	(37,592)	(951)
					$(1,339)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.63%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$138,184	$119,110	$48,983	$(15,702)	$504,914	$2,279	$63,763
Fixed income funds 9.93%
American Funds Insurance Series – The Bond Fund of America, Class 1[3]	84,922	43,055	64,950	(820)	(2,971)	59,236	945	2,342
Total 94.56%				$48,163	$(18,673)	$564,150	$3,224	$66,105

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

254	American Funds Insurance Series

Managed Risk International Fund

Investment portfolio December 31, 2021

Growth funds 84.91%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,034,676	$136,987

Total growth funds (cost: $111,823,000)		136,987

Fixed income funds 9.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,433,641	16,071

Total fixed income funds (cost: $16,737,000)		16,071

Short-term securities 3.65%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	5,895,411	5,895

Total short-term securities (cost: $5,895,000)		5,895

Options purchased 0.37%
Options purchased*		590

Total options purchased (cost: $1,147,000)		590
Total investment securities 98.89% (cost: $135,602,000)		159,543
Other assets less liabilities 1.11%		1,792

Net assets 100.00%		$161,335

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
MSCI EAFE Index	53	$12,381	$1,675.00	3/18/2022	$17
MSCI EAFE Index	630	147,173	1,550.00	6/17/2022	573
					$590

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	349	March 2022	$42,221	$(70)
S&P 500 E-mini Index Contracts	Short	24	March 2022	(5,710)	(124)
Mini MSCI Emerging Market Index Contracts	Short	149	March 2022	(9,136)	68
MSCI EAFE Index Contracts	Short	83	March 2022	(9,636)	(257)
					$(383)

American Funds Insurance Series	255

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.91%
American Funds Insurance Series – International Fund, Class 1	$135,744	$27,423	$21,140	$3,428	$(8,468)	$136,987	$3,772	$—
Fixed income funds 9.96%
American Funds Insurance Series – The Bond Fund of America, Class 1[3]	25,472	10,358	18,641	(260)	(858)	16,071	257	694
Total 94.87%				$3,168	$(9,326)	$153,058	$4,029	$694

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

256	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

(formerly Managed Risk Blue Chip Income and Growth Fund)

Investment portfolio December 31, 2021

Growth-and-income funds 84.69%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	17,465,266	$315,947

Total growth-and-income funds (cost: $211,906,000)		315,947

Fixed income funds 9.94%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,176,210	37,066

Total fixed income funds (cost: $40,177,000)		37,066

Short-term securities 4.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	18,146,869	18,147

Total short-term securities (cost: $18,147,000)		18,147

Options purchased 0.48%
Options purchased*		1,778

Total options purchased (cost: $2,809,000)		1,778
Total investment securities 99.97% (cost: $273,039,000)		372,938
Other assets less liabilities 0.03%		99

Net assets 100.00%		$373,037

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	22	$10,486	$2,725.00	3/18/2022	$8
S&P 500 Index	2	953	2,775.00	3/18/2022	1
S&P 500 Index	30	14,299	2,800.00	3/18/2022	12
S&P 500 Index	15	7,149	2,825.00	3/18/2022	6
S&P 500 Index	12	5,719	2,875.00	3/18/2022	5
S&P 500 Index	12	5,719	2,925.00	3/18/2022	6
S&P 500 Index	11	5,243	2,975.00	3/18/2022	5
S&P 500 Index	4	1,907	3,025.00	3/18/2022	2
S&P 500 Index	16	7,626	3,050.00	3/18/2022	9
S&P 500 Index	10	4,766	2,800.00	6/17/2022	15
S&P 500 Index	52	24,784	2,950.00	6/17/2022	96
S&P 500 Index	15	7,149	3,000.00	6/17/2022	30
S&P 500 Index	30	14,299	3,050.00	6/17/2022	63
S&P 500 Index	55	26,214	3,075.00	6/17/2022	118
S&P 500 Index	634	302,176	3,100.00	6/17/2022	1,402
					$1,778

American Funds Insurance Series	257

Managed Risk Washington Mutual Investors Fund (continued)

(formerly Managed Risk Blue Chip Income and Growth Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	219	March 2022	$26,494	$(28)
S&P 500 E-mini Index Contracts	Long	49	March 2022	11,658	(50)
Euro Currency Contracts	Short	1	March 2022	(143)	(1)
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Stoxx 50 Index Contracts	Short	5	March 2022	(244)	(8)
S&P Mid 400 E-mini Index Contracts	Short	1	March 2022	(284)	(7)
FTSE 100 Index Contracts	Short	3	March 2022	(297)	(5)
					$(103)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.69%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[3]	$285,450	$34,322	$73,498	$27,698	$41,975	$315,947	$5,035	$—
Fixed income funds 9.94%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1[3]	53,565	20,752	33,027	(1,832)	(2,392)	37,066	553	3,183
Total 94.63%				$25,866	$39,583	$353,013	$5,588	$3,183

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

258	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2021

Growth-and-income funds 79.67%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	31,554,445	$2,125,192

Total growth-and-income funds (cost: $1,480,505,000)		2,125,192

Fixed income funds 14.95%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,574,396	398,789

Total fixed income funds (cost: $413,197,000)		398,789

Short-term securities 4.68%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	124,761,468	124,761

Total short-term securities (cost: $124,761,000)		124,761

Options purchased 0.55%
Options purchased*		14,711

Total options purchased (cost: $33,399,000)		14,711
Total investment securities 99.85% (cost: $2,051,862,000)		2,663,453
Other assets less liabilities 0.15%		4,119

Net assets 100.00%		$2,667,572

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	403	$192,077	$2,800.00	3/18/2022	$159
S&P 500 Index	150	71,493	2,825.00	3/18/2022	62
S&P 500 Index	375	178,732	2,850.00	3/18/2022	159
S&P 500 Index	294	140,126	2,875.00	3/18/2022	129
S&P 500 Index	268	127,734	2,900.00	3/18/2022	123
S&P 500 Index	211	100,566	2,925.00	3/18/2022	99
S&P 500 Index	150	71,493	2,950.00	3/18/2022	73
S&P 500 Index	177	84,361	2,975.00	3/18/2022	89
S&P 500 Index	3,560	1,696,760	3,000.00	3/18/2022	1,780
S&P 500 Index	142	67,680	3,025.00	3/18/2022	75
S&P 500 Index	46	21,924	3,050.00	3/18/2022	25
S&P 500 Index	100	47,662	2,725.00	6/17/2022	143
S&P 500 Index	135	64,343	2,750.00	6/17/2022	198
S&P 500 Index	240	114,388	2,800.00	6/17/2022	368
S&P 500 Index	510	243,075	2,900.00	6/17/2022	888
S&P 500 Index	60	28,597	2,925.00	6/17/2022	108
S&P 500 Index	11	5,243	2,950.00	6/17/2022	20
S&P 500 Index	41	19,541	3,000.00	6/17/2022	82
S&P 500 Index	60	28,597	3,050.00	6/17/2022	125
S&P 500 Index	310	147,752	3,075.00	6/17/2022	665
S&P 500 Index	3,167	1,509,449	3,100.00	6/17/2022	7,002
S&P 500 Index	640	305,036	2,975.00	9/16/2022	2,339
					$14,711

American Funds Insurance Series	259

Managed Risk Growth-Income Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized depreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,346	March 2022	$162,834	$(61)
S&P 500 E-mini Index Contracts	Long	575	March 2022	136,807	(618)
British Pound Currency Contracts	Short	3	March 2022	(254)	(5)
Euro Currency Contracts	Short	4	March 2022	(570)	(4)
					$(688)

Investments in affiliates2

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.67%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$136,575	$351,326	$92,299	$309,384	$2,125,192	$27,669	$19,790
Fixed income funds 14.95%
American Funds Insurance Series – The Bond Fund of America, Class 1[3]	363,712	179,173	122,342	5,435	(27,189)	398,789	6,324	15,522
Total 94.62%				$97,734	$282,195	$2,523,981	$33,993	$35,312

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	This fund changed its name during the reporting period.

See notes to financial statements.

260	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2021

Asset allocation funds 95.00%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	92,092,691	$2,678,055

Total asset allocation funds (cost: $2,102,003,000)		2,678,055

Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	137,381,639	137,382

Total short-term securities (cost: $137,382,000)		137,382

Options purchased 0.13%
Options purchased*		3,532

Total options purchased (cost: $5,432,000)		3,532
Total investment securities 100.00% (cost: $2,244,817,000)		2,818,969
Other assets less liabilities 0.00%		51

Net assets 100.00%		$2,819,020

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2021 (000)
S&P 500 Index	15	$7,149	$2,725.00	3/18/2022	$5
S&P 500 Index	12	5,719	2,775.00	3/18/2022	5
S&P 500 Index	39	18,588	2,825.00	3/18/2022	16
S&P 500 Index	76	36,223	2,850.00	3/18/2022	32
S&P 500 Index	56	26,691	2,875.00	3/18/2022	25
S&P 500 Index	2	953	2,900.00	3/18/2022	1
S&P 500 Index	58	27,644	2,925.00	3/18/2022	27
S&P 500 Index	18	8,579	2,950.00	3/18/2022	9
S&P 500 Index	42	20,018	2,975.00	3/18/2022	21
S&P 500 Index	13	6,196	3,000.00	3/18/2022	6
S&P 500 Index	10	4,766	3,025.00	3/18/2022	5
S&P 500 Index	25	11,916	3,050.00	3/18/2022	14
S&P 500 Index	7	3,336	2,800.00	6/17/2022	11
S&P 500 Index	30	14,299	2,825.00	6/17/2022	48
S&P 500 Index	20	9,532	3,075.00	6/17/2022	43
S&P 500 Index	970	462,320	3,100.00	6/17/2022	2,145
S&P 500 Index	270	128,687	2,950.00	9/16/2022	958
S&P 500 Index	44	20,971	2,975.00	9/16/2022	161
					$3,532

American Funds Insurance Series	261

Managed Risk Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 12/31/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,401	March 2022	$169,488	$(107)
S&P 500 E-mini Index Contracts	Long	125	March 2022	29,741	(125)
Japanese Yen Currency Contracts	Short	1	March 2022	(109)	1
British Pound Currency Contracts	Short	2	March 2022	(169)	(4)
Euro Currency Contracts	Short	4	March 2022	(570)	(6)
					$(241)

Investments in affiliates2

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 12/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$138,416	$357,415	$78,189	$172,147	$2,678,055	$46,260	$88,212

[1]	Rate represents the seven-day yield at 12/31/2021.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

262	American Funds Insurance Series

Financial statements

Statements of assets and liabilities at December 31, 2021	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$9,219,626		$4,376,784	$43,849,243	$8,495,949	$4,253,963
Affiliated issuers	378,522		276,570	1,630,491	1,011,457	221,019
Cash	780		178	3,232	145	773
Cash collateral received for securities on loan	428		7,641	4,809	8,068	1,008
Cash collateral pledged for futures contracts	—		—	—	—	161
Cash collateral pledged for swap contracts	—		—	—	—	—
Cash denominated in currencies other than U.S. dollars	—		2,256	453	47	386
Unrealized appreciation on open forward currency contracts	—		—	—	—	—
Receivables for:
Sales of investments	—		435	21,940	4,847	1,899
Sales of fund’s shares	6,219		9,093	20,056	26,783	3,599
Dividends and interest	11,251		6,065	14,335	5,490	4,079
Variation margin on futures contracts	—		—	—	—	62
Variation margin on centrally cleared swap contracts	—		—	—	—	—
Securities lending income	—	[1]	4	1	1	1
Currency translations	480		138	12	424	2,022
Other	—		—1	—	—	—
	9,617,306		4,679,164	45,544,572	9,553,211	4,488,972

Liabilities:
Collateral for securities on loan	4,283		76,415	48,094	80,676	10,080
Unrealized depreciation on open forward currency contracts	—		—	—	—	20
Unrealized depreciation on unfunded commitments	—		—	—	—	—
Payables for:
Purchases of investments	788		474	8,887	1,883	7,895
Repurchases of fund’s shares	7,561		2,413	60,134	2,009	5,595
Investment advisory services	3,959		2,659	11,615	3,858	1,847
Insurance administrative fees	456		218	2,027	294	568
Services provided by related parties	1,333		709	6,384	1,196	519
Trustees’ deferred compensation	95		62	535	193	46
Variation margin on futures contracts	—		—	—	—	24
Variation margin on centrally cleared swap contracts	—		—	—	—	—
Non-U.S. taxes	7,895		19,049	934	33,209	14,603
Currency translations	—		—	—	—	—
Custody fees	336		244	216	540	300
Other	20		—	—	—	31
	26,726		102,243	138,826	123,858	41,528
Net assets at December 31, 2021	$9,590,580		$4,576,921	$45,405,746	$9,429,353	$4,447,444

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,931,297		$1,859,410	$16,269,659	$6,198,523	$2,653,089
Total distributable earnings (accumulated loss)	5,659,283		2,717,511	29,136,087	3,230,830	1,794,355
Net assets at December 31, 2021	$9,590,580		$4,576,921	$45,405,746	$9,429,353	$4,447,444

Investment securities on loan, at value	$4,822		$85,086	$47,077	$77,301	$13,375
Investment securities, at cost
Unaffiliated issuers	4,397,099		2,754,697	19,737,875	6,250,809	2,748,317
Affiliated issuers	378,477		250,133	1,630,296	1,011,351	221,003
Cash denominated in currencies other than U.S. dollars, at cost	—		2,250	452	47	386

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	263

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder
Assets:
Investment securities, at value:
Unaffiliated issuers	$11,155,779	$2,365,564		$41,804,971	$353,438		$1,084,391
Affiliated issuers	331,143	13,282		1,259,909	21,699		75,150
Cash	1,733	806		667	92		745
Cash collateral received for securities on loan	2,196	69		9,273	—		463
Cash collateral pledged for futures contracts	—	—		—	—		—
Cash collateral pledged for swap contracts	—	—		—	—		—
Cash denominated in currencies other than U.S. dollars	30	1,062		1,069	1,205		278
Unrealized appreciation on open forward currency contracts	—	—		—	—		2
Receivables for:
Sales of investments	653	2,189		20,176	238		4,317
Sales of fund’s shares	5,336	386		3,926	289		882
Dividends and interest	9,726	5,414		43,351	2,249		3,897
Variation margin on futures contracts	—	—		—	—		106
Variation margin on centrally cleared swap contracts	—	—		—	—		3
Securities lending income	1	—	[1]	1	—	[1]	—	[1]
Currency translations	6	379		155	67		26
Other	—	—		—	—		—
	11,506,603	2,389,151		43,143,498	379,277		1,170,260
Liabilities:
Collateral for securities on loan	21,965	693		92,730	—		4,628
Unrealized depreciation on open forward currency contracts	—	—		—	—		—
Unrealized depreciation on unfunded commitments	—	—		—	—		—
Payables for:
Purchases of investments	7,936	277		78	10		17,978
Repurchases of fund’s shares	7,246	2,329		81,365	103		1,950
Investment advisory services	2,118	699		8,889	184		211
Insurance administrative fees	748	139		1,175	83		343
Services provided by related parties	1,217	385		4,658	81		144
Trustees’ deferred compensation	112	28		593	16		8
Variation margin on futures contracts	—	—		—	—		8
Variation margin on centrally cleared swap contracts	—	—		—	—		22
Non-U.S. taxes	116	858		1,293	178		417
Currency translations	—	—		—	—		—
Custody fees	8	88		232	80		24
Other	—	—		—	—		—
	41,466	5,496		191,013	735		25,733
Net assets at December 31, 2021	$11,465,137	$2,383,655		$42,952,485	$378,542		$1,144,527

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,294,050	$1,357,033		$20,012,192	$189,526		$923,131
Total distributable earnings (accumulated loss)	5,171,087	1,026,622		22,940,293	189,016		221,396
Net assets at December 31, 2021	$11,465,137	$2,383,655		$42,952,485	$378,542		$1,144,527

Investment securities on loan, at value	$89,518	$2,444		$91,976	$53		$6,084
Investment securities, at cost
Unaffiliated issuers	8,240,289	1,757,008		22,424,700	309,545		847,938
Affiliated issuers	331,102	13,281		1,259,712	21,694		75,628
Cash denominated in currencies other than U.S. dollars, at cost	30	1,061		1,069	1,205		277

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

264	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]		Capital World Bond Fund		American High-Income Trust[5]
Assets:
Investment securities, at value:
Unaffiliated issuers	$28,516,500	$466,533	$12,806,734		$1,963,695		$1,020,393
Affiliated issuers	3,050,173	1,127	1,311,257		144,080		17,238
Cash	1,108	142	2,390		88		1,089
Cash collateral received for securities on loan	2,011	—	—		—		—
Cash collateral pledged for futures contracts	—	—	—		—		277
Cash collateral pledged for swap contracts	—	—	—		—		481
Cash denominated in currencies other than U.S. dollars	147	23	1		59		—
Unrealized appreciation on open forward currency contracts	—	57	256		4,439		—
Receivables for:
Sales of investments	700,865	1,570	2,017,338		39,152		1,868
Sales of fund’s shares	11,185	27	6,482		1,997		273
Dividends and interest	88,237	1,510	61,345		15,656		14,032
Variation margin on futures contracts	690	15	5,691		458		—
Variation margin on centrally cleared swap contracts	—	7	1		109		—
Securities lending income	—	—	—		—		—
Currency translations	71	3	22		—		—
Other	—	—	—		—		2
	32,370,987	471,014	16,211,517		2,169,733		1,055,653
Liabilities:
Collateral for securities on loan	20,115	—	—		—		—
Unrealized depreciation on open forward currency contracts	—	246	611		3,957		—
Unrealized depreciation on unfunded commitments	2	—	—		—	[1]	1
Payables for:
Purchases of investments	1,611,332	2,432	3,007,831		78,621		2,386
Repurchases of fund’s shares	13,395	465	9,402		165		262
Investment advisory services	6,713	258	1,860		768		260
Insurance administrative fees	3,838	85	549		41		59
Services provided by related parties	3,207	82	1,315		287		189
Trustees’ deferred compensation	345	4	143		29		36
Variation margin on futures contracts	1,183	8	1,522		181		15
Variation margin on centrally cleared swap contracts	20	14	1,678		239		9
Non-U.S. taxes	4,797	24	3		63		—
Currency translations	—	—	—		134		—
Custody fees	120	20	24		196		1
Other	—	—	—	[1]	44		—	[1]
	1,665,067	3,638	3,024,938		84,725		3,218
Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579		$2,085,008		$1,052,435

Net assets consist of:
Capital paid in on shares of beneficial interest	$18,200,412	$347,665	$12,814,664		$2,057,721		$1,263,068
Total distributable earnings (accumulated loss)	12,505,508	119,711	371,915		27,287		(210,633)
Net assets at December 31, 2021	$30,705,920	$467,376	$13,186,579		$2,085,008		$1,052,435

Investment securities on loan, at value	$19,643	$—	$—		$—		$—
Investment securities, at cost
Unaffiliated issuers	18,775,106	347,800	12,540,693		1,956,858		983,275
Affiliated issuers	3,085,509	1,127	1,311,134		144,069		17,234
Cash denominated in currencies other than U.S. dollars, at cost	147	22	1		59		—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	265

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars in thousands)

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$436,046		$325,641		$2,180,967	$28,877	$6,485
Affiliated issuers	—		—		—	564,150	153,058
Cash	9,041		9,056		55,451	—	—
Cash collateral received for securities on loan	—		—		—	—	—
Cash collateral pledged for futures contracts	—		—		—	3,930	1,845
Cash collateral pledged for swap contracts	—		—		—	—	—
Cash denominated in currencies other than U.S. dollars	—		—		—	—	—
Unrealized appreciation on open forward currency contracts	—		—		—	—	—
Receivables for:
Sales of investments	136,409		—		124,289	423	—
Sales of fund’s shares	93		397		1,480	554	107
Dividends and interest	427		1		4,587	1	—	[1]
Variation margin on futures contracts	14		—		420	184	92
Variation margin on centrally cleared swap contracts	—		—		215	—	—
Securities lending income	—		—		—	—	—
Currency translations	—		—		—	—	—
Other	—		—		—	—	—
	582,030		335,095		2,367,409	598,119	161,587
Liabilities:
Collateral for securities on loan	—		—		—	—	—
Unrealized depreciation on open forward currency contracts	—		—		—	—	—
Unrealized depreciation on unfunded commitments	—		—		—	—	—
Payables for:
Purchases of investments	247,323		—		197,166	840	101
Repurchases of fund’s shares	117		2,228		3,170	115	1
Investment advisory services	60		92		357	50	13
Insurance administrative fees	28		29		152	376	102
Services provided by related parties	30		72		404	120	32
Trustees’ deferred compensation	3		13		49	4	1
Variation margin on futures contracts	13		—		180	21	2
Variation margin on centrally cleared swap contracts	58		—		630	—	—
Non-U.S. taxes	—		—		—	—	—
Currency translations	—		—		—	—	—
Custody fees	—	[1]	—	[1]	2	—	—
Other	—	[1]	—		—	—	—
	247,632		2,434		202,110	1,526	252
Net assets at December 31, 2021	$334,398		$332,661		$2,165,299	$596,593	$161,335

Net assets consist of:
Capital paid in on shares of beneficial interest	$331,373		$332,673		$2,145,433	$374,736	$154,889
Total distributable earnings (accumulated loss)	3,025		(12)		19,866	221,857	6,446
Net assets at December 31, 2021	$334,398		$332,661		$2,165,299	$596,593	$161,335

Investment securities on loan, at value	$—		$—		$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	435,285		325,639		2,162,269	30,287	7,042
Affiliated issuers	—		—		—	426,299	128,560
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—	—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

266	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[7]		Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$19,925		$139,472	$140,914
Affiliated issuers	353,013		2,523,981	2,678,055
Cash	—		—	—
Cash collateral received for securities on loan	—		—	—
Cash collateral pledged for futures contracts	473		7,873	2,748
Cash collateral pledged for swap contracts	—		—	—
Cash denominated in currencies other than U.S. dollars	—		—	—
Unrealized appreciation on open forward currency contracts	—		—	—
Receivables for:
Sales of investments	311		28,156	1,707
Sales of fund’s shares	122		16	186
Dividends and interest	—	[1]	3	4
Variation margin on futures contracts	18		95	98
Variation margin on centrally cleared swap contracts	—		—	—
Securities lending income	—		—	—
Currency translations	—		—	—
Other	—		—	—
	373,862		2,699,596	2,823,712
Liabilities:
Collateral for securities on loan	—		—	—
Unrealized depreciation on open forward currency contracts	—		—	—
Unrealized depreciation on unfunded commitments	—		—	—
Payables for:
Purchases of investments	112		—	—
Repurchases of fund’s shares	332		29,654	1,983
Investment advisory services	31		224	235
Insurance administrative fees	230		1,661	1,770
Services provided by related parties	76		70	583
Trustees’ deferred compensation	3		16	32
Variation margin on futures contracts	41		399	89
Variation margin on centrally cleared swap contracts	—		—	—
Non-U.S. taxes	—		—	—
Currency translations	—		—	—
Custody fees	—		—	—
Other	—		—	—
	825		32,024	4,692
Net assets at December 31, 2021	$373,037		$2,667,572	$2,819,020

Net assets consist of:
Capital paid in on shares of beneficial interest	$322,953		$1,989,799	$2,138,433
Total distributable earnings (accumulated loss)	50,084		677,773	680,587
Net assets at December 31, 2021	$373,037		$2,667,572	$2,819,020

Investment securities on loan, at value	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	20,956		158,160	142,814
Affiliated issuers	252,083		1,893,702	2,102,003
Cash denominated in currencies other than U.S. dollars, at cost	—		—	—

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	267

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$4,270,015	$1,706,646	$19,783,368	$4,746,661	$2,442,787
	Shares outstanding	93,924	49,945	155,063	209,093	76,738
	Net asset value per share	$45.46	$34.17	$127.58	$22.70	$31.83
Class 1A:	Net assets	$17,858	$5,190	$120,731	$11,745	$11,764
	Shares outstanding	395	153	953	520	371
	Net asset value per share	$45.28	$33.93	$126.70	$22.61	$31.70
Class 2:	Net assets	$4,558,481	$2,520,876	$21,985,548	$4,190,587	$1,086,675
	Shares outstanding	101,428	76,539	174,097	185,390	34,525
	Net asset value per share	$44.94	$32.94	$126.28	$22.60	$31.48
Class 3:	Net assets			$301,618	$21,072
	Shares outstanding	Not applicable	Not applicable	2,344	926	Not applicable
	Net asset value per share			$128.68	$22.76
Class 4:	Net assets	$744,226	$344,209	$3,214,481	$459,288	$906,218
	Shares outstanding	16,697	10,442	25,967	20,589	29,006
	Net asset value per share	$44.57	$32.96	$123.79	$22.31	$31.24

		Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,765,816	$812,024	$25,507,634	$30,201	$563,175
	Shares outstanding	374,044	44,087	378,721	1,539	46,293
	Net asset value per share	$18.09	$18.42	$67.35	$19.62	$12.17
Class 1A:	Net assets	$168,690	$6,393	$32,207	$5,561	$9,496
	Shares outstanding	9,391	349	481	287	781
	Net asset value per share	$17.96	$18.34	$67.02	$19.39	$12.15
Class 2:	Net assets	$3,426,685	$1,340,086	$15,318,769	$210,888	$12,521
	Shares outstanding	192,152	72,923	230,562	10,882	1,030
	Net asset value per share	$17.83	$18.38	$66.44	$19.38	$12.16
Class 3:	Net assets			$166,175
	Shares outstanding	Not applicable	Not applicable	2,462	Not applicable	Not applicable
	Net asset value per share			$67.48
Class 4:	Net assets	$1,103,946	$225,152	$1,927,700	$131,892	$559,335
	Shares outstanding	62,348	12,483	29,401	6,859	46,076
	Net asset value per share	$17.71	$18.04	$65.57	$19.23	$12.14

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

268	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[4]	Capital World Bond Fund	American High-Income Trust[5]
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$18,835,999	$120,569	$8,555,042	$988,131	$277,549
	Shares outstanding	647,633	8,185	762,915	83,789	27,242
	Net asset value per share	$29.08	$14.73	$11.21	$11.79	$10.19
Class 1A:	Net assets	$24,142	$3,738	$12,240	$1,541	$1,456
	Shares outstanding	833	254	1,097	131	143
	Net asset value per share	$28.97	$14.70	$11.16	$11.76	$10.16
Class 2:	Net assets	$5,472,510	$207,652	$3,728,530	$1,029,688	$673,228
	Shares outstanding	190,399	14,126	337,262	88,037	67,457
	Net asset value per share	$28.74	$14.70	$11.06	$11.70	$9.98
Class 3:	Net assets	$36,255				$10,352
	Shares outstanding	1,245	Not applicable	Not applicable	Not applicable	1,011
	Net asset value per share	$29.12				$10.24
Class 4:	Net assets	$6,337,014	$135,417	$890,767	$65,648	$89,850
	Shares outstanding	221,878	9,317	80,887	5,674	8,179
	Net asset value per share	$28.56	$14.53	$11.01	$11.57	$10.99

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[6]	Managed Risk Growth Fund	Managed Risk International Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$231,257	$37,003	$522,162
	Shares outstanding	21,751	3,283	44,738	Not applicable	Not applicable
	Net asset value per share	$10.63	$11.27	$11.67
Class 1A:	Net assets	$2,216	$10	$4,762
	Shares outstanding	209	1	409	Not applicable	Not applicable
	Net asset value per share	$10.59	$11.28	$11.63
Class 2:	Net assets	$58,069	$244,948	$1,390,807
	Shares outstanding	5,473	22,408	120,637	Not applicable	Not applicable
	Net asset value per share	$10.61	$10.93	$11.53
Class 3:	Net assets		$4,619	$9,693
	Shares outstanding	Not applicable	417	829	Not applicable	Not applicable
	Net asset value per share		$11.07	$11.70
Class 4:	Net assets	$42,856	$46,081	$237,875
	Shares outstanding	4,085	4,190	20,654	Not applicable	Not applicable
	Net asset value per share	$10.49	$11.00	$11.52
Class P1:	Net assets				$12,560	$1,812
	Shares outstanding	Not applicable	Not applicable	Not applicable	678	172
	Net asset value per share				$18.53	$10.55
Class P2:	Net assets				$584,033	$159,523
	Shares outstanding	Not applicable	Not applicable	Not applicable	31,712	15,224
	Net asset value per share				$18.42	$10.48

See end of statements of assets and liabilities for footnotes.

See notes to financial statements.

American Funds Insurance Series	269

Financial statements (continued)

Statements of assets and liabilities at December 31, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund[7]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$2,464	$2,327,641	$7,248
	Shares outstanding	190	148,007	473
	Net asset value per share	$12.95	$15.73	$15.33
Class P2:	Net assets	$370,573	$339,931	$2,811,772
	Shares outstanding	28,765	21,733	188,391
	Net asset value per share	$12.88	$15.64	$14.93

[1]	Amount less than one thousand.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Formerly Bond Fund.
[5]	Formerly High-Income Bond Fund.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

270	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$96,498	$34,696	$297,072	$209,153	$56,779
Affiliated issuers	229	149	877	357	180
	96,727	34,845	297,949	209,510	56,959
Interest from unaffiliated issuers	3,255	15	1,929	5,837	6,978
Securities lending income (net of fees)	828	1,076	730	742	305
	100,810	35,936	300,608	216,089	64,242
Fees and expenses[1]:
Investment advisory services	45,364	36,199	129,405	49,637	30,185
Distribution services	13,010	7,481	61,137	12,154	5,000
Insurance administrative services	1,646	813	7,217	1,145	2,232
Transfer agent services	1	1	6	1	1
Administrative services	2,738	1,583	12,633	3,035	1,336
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	208	133	902	252	102
Registration statement and prospectus	134	136	709	173	65
Trustees’ compensation	37	23	171	44	19
Auditing and legal	73	87	87	82	99
Custodian	1,215	750	674	2,244	1,158
Other	4	66	18	5	53
Total fees and expenses before waivers/reimbursements	64,430	47,272	212,959	68,772	40,250
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	28	—	15	—	8,018
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	28	—	15	—	8,018
Total fees and expenses after waivers/reimbursements	64,402	47,272	212,944	68,772	32,232
Net investment income (loss)	36,408	(11,335)	87,664	147,317	32,010
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	848,663	1,100,321	5,060,779	1,275,846	318,182
Affiliated issuers	(19)	(315)	20	(41)	(17)
Futures contracts	—	—	—	—	95
Forward currency contracts	—	—	—	(86)	228
Swap contracts	—	—	—	—	—
Currency transactions	(1,709)	(1,170)	379	(2,236)	(470)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	846,935	1,098,836	5,061,178	1,273,483	318,018
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	486,026	(703,894)	3,147,373	(1,501,578)	(136,353)
Affiliated issuers	28	(6,978)	90	42	8
Futures contracts	—	—	—	—	(26)
Forward currency contracts	—	—	—	86	34
Swap contracts	—	—	—	—	—
Currency translations	(102)	215	(118)	266	209
	485,952	(710,657)	3,147,345	(1,501,184)	(136,128)
Net realized gain (loss) and unrealized appreciation (depreciation)	1,332,887	388,179	8,208,523	(227,701)	181,890
Net increase (decrease) in net assets resulting from operations	$1,369,295	$376,844	$8,296,187	$(80,384)	$213,900

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	271

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund[2]	Capital World Growth and Income Fund[3]	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$218,139	$56,211	$638,220	$43,310	$34,545
Affiliated issuers	158	50	857	48	422
	218,297	56,261	639,077	43,358	34,967
Interest from unaffiliated issuers	113	2,780	3,410	944	3,356
Securities lending income (net of fees)	111	580	731	243	57
	218,521	59,621	643,218	44,545	38,380
Fees and expenses[1]:
Investment advisory services	39,958	13,427	102,401	8,064	5,244
Distribution services	10,579	3,883	41,617	851	1,315
Insurance administrative services	2,610	507	4,251	315	1,308
Transfer agent services	2	— [4]	6	— [4]	— [4]
Administrative services	3,114	691	12,323	397	332
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	177	31	893	23	20
Registration statement and prospectus	112	33	597	24	59
Trustees’ compensation	42	10	169	6	5
Auditing and legal	47	62	84	68	61
Custodian	170	332	735	334	110
Other	4	1	17	1	4
Total fees and expenses before waivers/reimbursements	56,815	18,977	163,093	10,083	8,458
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	11,310	3,624	—	48	2,808
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	11,310	3,624	—	48	2,808
Total fees and expenses after waivers/reimbursements	45,505	15,353	163,093	10,035	5,650
Net investment income (loss)	173,016	44,268	480,125	34,510	32,730
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	2,286,037	410,526	3,514,635	358,108	44,857
Affiliated issuers	5	5	(41)	82	(8)
Futures contracts	—	—	—	—	(702)
Forward currency contracts	—	—	—	—	(20)
Swap contracts	—	—	—	—	665
Currency transactions	(9)	(474)	(1,966)	(345)	(64)
Capital gain distributions received from affiliated issuers	—	—	—	—	270
	2,286,033	410,057	3,512,628	357,845	44,998
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	81,421	(139,921)	4,889,187	(342,695)	80,801
Affiliated issuers	8	(7)	(8)	(2)	(480)
Futures contracts	—	—	—	—	282
Forward currency contracts	—	—	—	—	24
Swap contracts	—	—	—	—	716
Currency translations	2	(52)	(521)	(118)	(41)
	81,431	(139,980)	4,888,658	(342,815)	81,302
Net realized gain (loss) and unrealized appreciation (depreciation)	2,367,464	270,077	8,401,286	15,030	126,300
Net increase (decrease) in net assets resulting from operations	$2,540,480	$314,345	$8,881,411	$49,540	$159,030

See end of statements of operations for footnotes.

See notes to financial statements.

272	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)	(dollars in thousands)

	Asset Allocation Fund	Global Balanced Fund	The Bond Fund of America[5]	Capital World Bond Fund	American High-Income Trust[6]
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$416,196	$6,575	$—	$26	$1,243
Affiliated issuers	26,318	20	1,432	128	20
	442,514	6,595	1,432	154	1,263
Interest from unaffiliated issuers	188,565	2,435	260,679	56,348	51,919
Securities lending income (net of fees)	1,121	3	—	—	—
	632,200	9,033	262,111	56,502	53,182
Fees and expenses[1]:
Investment advisory services	82,192	3,005	44,685	11,735	4,750
Distribution services	28,066	830	11,552	2,787	1,935
Insurance administrative services	14,480	315	2,054	157	221
Transfer agent services	4	—4	2	— [4]	— [4]
Administrative services	9,446	137	3,751	662	295
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	587	6	221	51	21
Registration statement and prospectus	359	12	188	39	17
Trustees’ compensation	130	2	50	10	4
Auditing and legal	67	52	53	48	46
Custodian	772	91	112	624	18
Other	20	1	5	10	12
Total fees and expenses before waivers/reimbursements	136,123	4,451	62,673	16,123	7,319
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	16,515	2,207	1,313
Miscellaneous fee reimbursements	—	—	—	—	—
Total waivers/reimbursements of fees and expenses	—	—	16,515	2,207	1,313
Total fees and expenses after waivers/reimbursements	136,123	4,451	46,158	13,916	6,006
Net investment income (loss)	496,078	4,583	215,953	42,586	47,176
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	2,861,608	24,495	110,756	41,471	8,994
Affiliated issuers	107,152	2	(158)	(10)	3
Futures contracts	(990)	166	29,652	(1,188)	818
Forward currency contracts	—	(627)	8,119	(23,989)	—
Swap contracts	(264)	69	(19,136)	(257)	(2,330)
Currency transactions	584	17	(1)	(15)	—
Capital gain distributions received from affiliated issuers	14,433	—	—	—	—
	2,982,523	24,122	129,232	16,012	7,485
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	1,086,498	18,029	(362,751)	(164,796)	20,853
Affiliated issuers	(81,454)	(2)	104	11	(1)
Futures contracts	(13,464)	78	(6,784)	(329)	(192)
Forward currency contracts	—	(187)	2,252	126	—
Swap contracts	(844)	(260)	14,150	(3,207)	728
Currency translations	(279)	(56)	(122)	(597)	(2)
	990,457	17,602	(353,151)	(168,792)	21,386
Net realized gain (loss) and unrealized appreciation (depreciation)	3,972,980	41,724	(223,919)	(152,780)	28,871
Net increase (decrease) in net assets resulting from operations	$4,469,058	$46,307	$(7,966)	$(110,194)	$76,047

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Insurance Series	273

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund[7]	Managed Risk Growth Fund	Managed Risk International Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$—	$—	$—	$8	$2
Affiliated issuers	—	—	—	3,224	4,029
	—	—	—	3,232	4,031
Interest from unaffiliated issuers	2,869	299	37,310	—	—
Securities lending income (net of fees)	—	—	—	—	—
	2,869	299	37,310	3,232	4,031
Fees and expenses[1]:
Investment advisory services	1,392	1,128	7,451	886	250
Distribution services	248	781	4,208	1,448	413
Insurance administrative services	106	108	624	1,476	417
Transfer agent services	— [4]	— [4]	— [4]	— [4]	— [4]
Administrative services	99	106	629	—	—
Accounting and administrative services	—	—	—	74	63
Reports to shareholders	5	7	39	7	4
Registration statement and prospectus	66	8	31	8	4
Trustees’ compensation	2	2	9	2	1
Auditing and legal	43	41	44	15	15
Custodian	17	1	28	6	6
Other	— [4]	— [4]	1	1	1
Total fees and expenses before waivers/reimbursements	1,978	2,182	13,064	3,923	1,174
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	664	—	2,236	299	84
Miscellaneous fee reimbursements	—	—	—	—	43
Total waivers/reimbursements of fees and expenses	664	—	2,236	299	127
Total fees and expenses after waivers/reimbursements	1,314	2,182	10,828	3,624	1,047
Net investment income (loss)	1,555	(1,883)	26,482	(392)	2,984
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(970)	— [4]	(29,283)	(2,843)	(634)
Affiliated issuers	—	—	—	48,163	3,168
Futures contracts	638	—	(2,118)	(18,120)	(2,576)
Forward currency contracts	—	—	—	—	—
Swap contracts	242	—	26,182	—	—
Currency transactions	—	—	—	7	2
Capital gain distributions received from affiliated issuers	—	—	—	66,105	694
	(90)	— [4]	(5,219)	93,312	654
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(3,940)	(4)	(26,082)	(1,410)	(557)
Affiliated issuers	—	—	—	(18,673)	(9,326)
Futures contracts	(29)	—	649	(1,408)	(404)
Forward currency contracts	—	—	—	—	—
Swap contracts	1,161	—	(11,387)	—	—
Currency translations	—	—	—	—	—
	(2,808)	(4)	(36,820)	(21,491)	(10,287)
Net realized gain (loss) and unrealized appreciation (depreciation)	(2,898)	(4)	(42,039)	71,821	(9,633)
Net increase (decrease) in net assets resulting from operations	$(1,343)	$(1,887)	$(15,557)	$71,429	$(6,649)

See end of statements of operations for footnotes.

See notes to financial statements.

274	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2021 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund[8]	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$4	$33	$38
Affiliated issuers	5,588	33,993	46,260
	5,592	34,026	46,298
Interest from unaffiliated issuers	—	—	—
Securities lending income (net of fees)	—	—	—
	5,592	34,026	46,298
Fees and expenses[1]:
Investment advisory services	547	3,883	4,241
Distribution services	907	829	7,054
Insurance administrative services	911	6,471	7,069
Transfer agent services	— [4]	— [4]	— [4]
Administrative services	—	—	—
Accounting and administrative services	68	124	132
Reports to shareholders	5	23	40
Registration statement and prospectus	7	35	36
Trustees’ compensation	2	10	12
Auditing and legal	15	17	18
Custodian	6	7	7
Other	1	2	2
Total fees and expenses before waivers/reimbursements	2,469	11,401	18,611
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	185	1,313	1,434
Miscellaneous fee reimbursements	12	—	—
Total waivers/reimbursements of fees and expenses	197	1,313	1,434
Total fees and expenses after waivers/reimbursements	2,272	10,088	17,177
Net investment income (loss)	3,320	23,938	29,121
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(1,894)	(82,892)	(3,106)
Affiliated issuers	25,866	97,734	78,189
Futures contracts	(11,309)	(802)	(29,566)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency transactions	2	25	9
Capital gain distributions received from affiliated issuers	3,183	35,312	88,212
	15,848	49,377	133,738
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(1,031)	13,665	(1,900)
Affiliated issuers	39,583	282,195	172,147
Futures contracts	(141)	(3,666)	(599)
Forward currency contracts	—	—	—
Swap contracts	—	—	—
Currency translations	—	—	—
	38,411	292,194	169,648
Net realized gain (loss) and unrealized appreciation (depreciation)	54,259	341,571	303,386
Net increase (decrease) in net assets resulting from operations	$57,579	$365,509	$332,507

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Formerly Blue Chip Income and Growth Fund.
[3]	Formerly Global Growth and Income Fund.
[4]	Amount less than one thousand.
[5]	Formerly Bond Fund.
[6]	Formerly High-Income Bond Fund.
[7]	Formerly U.S. Government/AAA-Rated Securities Fund.
[8]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	275

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$36,408	$29,220	$(11,335)	$(9,129)	$87,664	$91,314
Net realized gain (loss)	846,935	459,151	1,098,836	113,700	5,061,178	5,289,028
Net unrealized appreciation (depreciation)	485,952	1,447,946	(710,657)	1,179,633	3,147,345	8,444,178
Net increase (decrease) in net assets resulting from operations	1,369,295	1,936,317	376,844	1,284,204	8,296,187	13,824,520

Distributions paid to shareholders	(486,343)	(224,589)	(123,155)	(284,490)	(5,437,958)	(865,145)

Net capital share transactions	466,658	(271,205)	(989,509)	(307,246)	3,623,473	(2,504,990)

Total increase (decrease) in net assets	1,349,610	1,440,523	(735,820)	692,468	6,481,702	10,454,385

Net assets:
Beginning of year	8,240,970	6,800,447	5,312,741	4,620,273	38,924,044	28,469,659
End of year	$9,590,580	$8,240,970	$4,576,921	$5,312,741	$45,405,746	$38,924,044

	International Fund		New World Fund		Washington Mutual Investors Fund[1]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$147,317	$53,872	$32,010	$15,078	$173,016	$162,025
Net realized gain (loss)	1,273,483	40,022	318,018	132,645	2,286,033	(75,133)
Net unrealized appreciation (depreciation)	(1,501,184)	1,257,012	(136,128)	658,628	81,431	717,522
Net increase (decrease) in net assets resulting from operations	(80,384)	1,350,906	213,900	806,351	2,540,480	804,414

Distributions paid to shareholders	(249,096)	(71,715)	(185,700)	(43,949)	(166,149)	(265,213)

Net capital share transactions	(832,025)	(763,764)	176,091	(279,660)	(488,260)	(242,496)

Total increase (decrease) in net assets	(1,161,505)	515,427	204,291	482,742	1,886,071	296,705

Net assets:
Beginning of year	10,590,858	10,075,431	4,243,153	3,760,411	9,579,066	9,282,361
End of year	$9,429,353	$10,590,858	$4,447,444	$4,243,153	$11,465,137	$9,579,066

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

276	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund[2]		Growth-Income Fund		International Growth and Income Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$44,268	$25,233	$480,125	$485,987	$34,510	$21,504
Net realized gain (loss)	410,057	49,687	3,512,628	359,138	357,845	(43,217)
Net unrealized appreciation (depreciation)	(139,980)	113,216	4,888,658	3,849,348	(342,815)	123,625
Net increase (decrease) in net assets resulting from operations	314,345	188,136	8,881,411	4,694,473	49,540	101,912

Distributions paid to shareholders	(90,172)	(77,584)	(915,114)	(1,429,478)	(14,532)	(21,467)

Net capital share transactions	(14,968)	(74,585)	(3,505,347)	(799,726)	(1,112,349)	(124,648)

Total increase (decrease) in net assets	209,205	35,967	4,460,950	2,465,269	(1,077,341)	(44,203)

Net assets:
Beginning of year	2,174,450	2,138,483	38,491,535	36,026,266	1,455,883	1,500,086
End of year	$2,383,655	$2,174,450	$42,952,485	$38,491,535	$378,542	$1,455,883

	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$32,730	$27,894	$496,078	$449,205	$4,583	$4,425
Net realized gain (loss)	44,998	(42,055)	2,982,523	808,394	24,122	18,255
Net unrealized appreciation (depreciation)	81,302	60,666	990,457	2,005,628	17,602	18,683
Net increase (decrease) in net assets resulting from operations	159,030	46,505	4,469,058	3,263,227	46,307	41,363

Distributions paid to shareholders	(29,764)	(28,997)	(1,541,316)	(606,436)	(29,247)	(21,373)

Net capital share transactions	(81,691)	80,728	(1,879,473)	(418,795)	(4,816)	(1,808)

Total increase (decrease) in net assets	47,575	98,236	1,048,269	2,237,996	12,244	18,182

Net assets:
Beginning of year	1,096,952	998,716	29,657,651	27,419,655	455,132	436,950
End of year	$1,144,527	$1,096,952	$30,705,920	$29,657,651	$467,376	$455,132

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America[3]		Capital World Bond Fund		American High-Income Trust[4]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$215,953	$202,752	$42,586	$41,768	$47,176	$56,258
Net realized gain (loss)	129,232	480,282	16,012	45,840	7,485	(51,887)
Net unrealized appreciation (depreciation)	(353,151)	299,487	(168,792)	116,992	21,386	19,323
Net increase (decrease) in net assets resulting from operations	(7,966)	982,521	(110,194)	204,600	76,047	23,694

Distributions paid to shareholders	(687,442)	(339,511)	(91,748)	(64,860)	(43,416)	(69,840)

Net capital share transactions	2,474,568	213,249	(51,795)	70,361	152,225	(352,568)

Total increase (decrease) in net assets	1,779,160	856,259	(253,737)	210,101	184,856	(398,714)

Net assets:
Beginning of year	11,407,419	10,551,160	2,338,745	2,128,644	867,579	1,266,293
End of year	$13,186,579	$11,407,419	$2,085,008	$2,338,745	$1,052,435	$867,579

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund[6]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$1,555	$2,446	$(1,883)	$(171)	$26,482	$20,216
Net realized gain (loss)	(90)	12,009	— [5]	—	(5,219)	187,696
Net unrealized appreciation (depreciation)	(2,808)	5,064	(4)	(1)	(36,820)	61,889
Net increase (decrease) in net assets resulting from operations	(1,343)	19,519	(1,887)	(172)	(15,557)	269,801

Distributions paid to shareholders	(13,157)	(4,820)	—	(737)	(209,728)	(77,781)

Net capital share transactions	29,279	10,410	(41,201)	92,028	236,927	(934,697)

Total increase (decrease) in net assets	14,779	25,109	(43,088)	91,119	11,642	(742,677)

Net assets:
Beginning of year	319,619	294,510	375,749	284,630	2,153,657	2,896,334
End of year	$334,398	$319,619	$332,661	$375,749	$2,165,299	$2,153,657

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

278	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund[7]
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income (loss)	$(392)	$962	$2,984	$662	$3,320	$4,092
Net realized gain (loss)	93,312	27,752	654	(13,879)	15,848	(64,328)
Net unrealized appreciation (depreciation)	(21,491)	110,658	(10,287)	19,066	38,411	56,976
Net increase (decrease) in net assets resulting from operations	71,429	139,372	(6,649)	5,849	57,579	(3,260)

Distributions paid to shareholders	(27,384)	(25,274)	(931)	(3,247)	(6,019)	(16,900)

Net capital share transactions	(11,898)	10,698	(654)	1,198	(34,883)	11,085

Total increase (decrease) in net assets	32,147	124,796	(8,234)	3,800	16,677	(9,075)

Net assets:
Beginning of year	564,446	439,650	169,569	165,769	356,360	365,435
End of year	$596,593	$564,446	$161,335	$169,569	$373,037	$356,360

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,
	2021	2020	2021	2020
Operations:
Net investment income (loss)	$23,938	$27,259	$29,121	$30,915
Net realized gain (loss)	49,377	38,669	133,738	(41,687)
Net unrealized appreciation (depreciation)	292,194	145,694	169,648	161,153
Net increase (decrease) in net assets resulting from operations	365,509	211,622	332,507	150,381

Distributions paid to shareholders	(68,168)	(160,767)	(38,227)	(146,678)

Net capital share transactions	(64,385)	114,037	(254,031)	(57,436)

Total increase (decrease) in net assets	232,956	164,892	40,249	(53,733)

Net assets:
Beginning of year	2,434,616	2,269,724	2,778,771	2,832,504
End of year	$2,667,572	$2,434,616	$2,819,020	$2,778,771

[1]	Formerly Blue Chip Income and Growth Fund.
[2]	Formerly Global Growth and Income Fund.
[3]	Formerly Bond Fund.
[4]	Formerly High-Income Bond Fund.
[5]	Amount less than one thousand.
[6]	Formerly U.S. Government/AAA-Rated Securities Fund.
[7]	Formerly Managed Risk Blue Chip Income and Growth Fund.

See notes to financial statements.

American Funds Insurance Series	279

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund (formerly Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund (formerly Global Growth and Income Fund) — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America (formerly Bond Fund) — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

280	American Funds Insurance Series

American High-Income Trust (formerly High-Income Bond Fund)— The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund (formerly U.S. Government/AAA-Rated Securities Fund) — To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund) — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

American Funds Insurance Series	281

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

282	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2021 (dollars in thousands):

American Funds Insurance Series	283

Global Growth Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,060,561	$53,874	$1,493	$1,115,928
Consumer discretionary	724,029	—	—	724,029
Industrials	715,007	—	—	715,007
Health care	617,996	—	—	617,996
Financials	385,682	58,213	—	443,895
Consumer staples	119,178	—	—	119,178
Materials	102,192	—	—	102,192
Communication services	75,947	—	—	75,947
Real estate	65,682	—	—	65,682
Utilities	54,159	—	—	54,159
Energy	19,146	—	14,064	33,210
Preferred securities	11,043	—	29,406	40,449
Rights & warrants	—	18,841	—	18,841
Short-term securities	271,861	254,980	—	526,841
Total	$4,222,483	$385,908	$44,963	$4,653,354

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,813,380	$—	$6,798	$10,820,178
Consumer discretionary	9,054,755	—	—	9,054,755
Communication services	8,927,566	—	—	8,927,566
Health care	5,015,771	—	44,928	5,060,699
Industrials	3,266,333	—	—	3,266,333
Financials	3,027,578	—	—	3,027,578
Consumer staples	1,217,065	—	—	1,217,065
Materials	989,725	—	—	989,725
Energy	932,095	—	—	932,095
Utilities	342,585	—	—	342,585
Real estate	80,335	—	—	80,335
Preferred securities	31,804	—	43,313	75,117
Convertible bonds & notes	—	—	32,231	32,231
Short-term securities	1,653,472	—	—	1,653,472
Total	$45,352,464	$—	$127,270	$45,479,734

284	American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,611,083	$—	$—	$1,611,083
Industrials	1,181,120	—	—	1,181,120
Information technology	1,167,092	—	8,212	1,175,304
Health care	991,663	—	—	991,663
Consumer discretionary	964,114	18,207	—	982,321
Energy	715,272	—	—	715,272
Materials	634,285	—	—	634,285
Communication services	495,628	—	—	495,628
Consumer staples	335,577	—	—	335,577
Utilities	226,773	—	—	226,773
Real estate	43,473	—	—	43,473
Preferred securities	44,145	—	751	44,896
Rights & warrants	—	20,005	—	20,005
Short-term securities	1,050,006	—	—	1,050,006
Total	$9,460,231	$38,212	$8,963	$9,507,406

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$896,592	$—	$656	$897,248
Health care	549,516	—	—	549,516
Consumer discretionary	540,989	5,905	—	546,894
Financials	531,824	8,109	—	539,933
Communication services	361,561	—	—	361,561
Industrials	346,875	—	—	346,875
Materials	339,873	—	—	339,873
Consumer staples	237,236	—	—	237,236
Energy	142,678	—	—	142,678
Utilities	68,710	—	—	68,710
Real estate	62,178	—	—	62,178
Preferred securities	29,309	—	11,948	41,257
Rights & warrants	116	832	—	948
Bonds, notes & other debt instruments	—	114,239	—	114,239
Short-term securities	225,836	—	—	225,836
Total	$4,333,293	$129,085	$12,604	$4,474,982

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$139	$—	$—	$139
Liabilities:
Unrealized depreciation on futures contracts	(175)	—	—	(175)
Unrealized depreciation on open forward currency contracts	—	(20)	—	(20)
Total	$(36)	$(20)	$—	$(56)

*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	285

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$479,308	$—	$—	$479,308
Financials	349,790	—	—	349,790
Health care	286,795	—	—	286,795
Consumer discretionary	262,978	1,044	—	264,022
Industrials	214,884	—	—	214,884
Communication services	196,875	—	—	196,875
Consumer staples	168,697	—	—	168,697
Materials	117,290	—	—	117,290
Energy	79,671	—	—	79,671
Utilities	67,102	—	—	67,102
Real estate	48,568	—	—	48,568
Preferred securities	17,782	—	—	17,782
Convertible stocks	3,250	941	—	4,191
Convertible bonds & notes	—	3,844	—	3,844
Bonds, notes & other debt instruments	—	5,618	—	5,618
Short-term securities	13,613	60,796	—	74,409
Total	$2,306,603	$72,243	$—	$2,378,846

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,284,052	$—	$—	$10,284,052
Communication services	6,345,494	—	—	6,345,494
Health care	4,971,737	—	—	4,971,737
Consumer discretionary	4,445,395	18,805	—	4,464,200
Industrials	4,418,646	—	—	4,418,646
Financials	4,021,335	—	—	4,021,335
Materials	1,903,881	—	—	1,903,881
Consumer staples	1,370,917	—	—	1,370,917
Energy	1,349,607	—	—	1,349,607
Utilities	1,058,152	—	—	1,058,152
Real estate	988,294	—	—	988,294
Convertible stocks	577,437	—	—	577,437
Bonds, notes & other debt instruments	—	6,910	—	6,910
Short-term securities	1,304,218	—	—	1,304,218
Total	$43,039,165	$25,715	$—	$43,064,880

International Growth and Income Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 1.

286	American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$184,960	$—	$—	$184,960
Information technology	123,815	—	—	123,815
Consumer staples	107,093	—	—	107,093
Health care	89,480	—	—	89,480
Real estate	85,366	—	—	85,366
Utilities	74,549	—	—	74,549
Energy	55,574	—	—	55,574
Industrials	52,004	—	—	52,004
Materials	43,636	—	—	43,636
Communication services	43,081	—	—	43,081
Consumer discretionary	34,767	—	—	34,767
Preferred securities	1,944	—	—	1,944
Rights & warrants	8	—	—	8
Convertible stocks	13,585	—	—	13,585
Investment funds	30,304	—	—	30,304
Convertible bonds & notes	—	501	—	501
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	106,443	—	106,443
Mortgage-backed obligations	—	35,805	—	35,805
Corporate bonds, notes & loans	—	22,051	—	22,051
Asset-backed obligations	—	6,380	—	6,380
Bonds & notes of governments & government agencies outside the U.S.	—	863	—	863
Municipals	—	275	—	275
Short-term securities	47,057	—	—	47,057
Total	$987,223	$172,318	$—	$1,159,541

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$324	$—	$—	$324
Unrealized appreciation on open forward currency contracts	—	2	—	2
Unrealized appreciation on centrally cleared interest rate swaps	—	1,451	—	1,451
Liabilities:
Unrealized depreciation on futures contracts	(92)	—	—	(92)
Unrealized depreciation on credit default swaps	—	(14)	—	(14)
Total	$232	$1,439	$—	$1,671

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	287

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$5,274,022	$—	$—		$5,274,022
Financials	3,603,788	—	1,375		3,605,163
Health care	2,788,763	—	19,887		2,808,650
Consumer discretionary	2,632,781	—	—		2,632,781
Communication services	2,075,431	—	—		2,075,431
Consumer staples	1,766,139	—	—		1,766,139
Industrials	1,332,133	—	12,007		1,344,140
Materials	1,063,067	—	—		1,063,067
Real estate	689,076	—	—		689,076
Energy	548,971	1,388	—		550,359
Utilities	260,904	—	—		260,904
Preferred securities	—	—	317		317
Rights & warrants	48	—	—	*	48
Convertible stocks	—	—	50,000		50,000
Investment funds	1,617,261	—	—		1,617,261
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,467,556	—		2,467,556
Corporate bonds, notes & loans	—	1,979,208	9,723		1,988,931
Mortgage-backed obligations	—	1,433,795	—		1,433,795
Asset-backed obligations	—	396,057	—		396,057
Municipals	—	36,665	—		36,665
Federal agency bonds & notes	—	35,972	—		35,972
Bonds & notes of governments & government agencies outside the U.S.	—	34,901	—		34,901
Short-term securities	1,435,438	—	—		1,435,438
Total	$25,087,822	$6,385,542	$93,309		$31,566,673

	Other investments†
	Level 1	Level 2	Level 3		Total
Assets:
Unrealized appreciation on futures contracts	$970	$—	$—		$970
Liabilities:
Unrealized depreciation on futures contracts	(15,206)	—	—		(15,206)
Unrealized depreciation on credit default swaps	—	(48)	—		(48)
Total	$(14,236)	$(48)	$—		$(14,284)

*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.

288	American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$70,606	$—	$—	$70,606
Health care	46,185	—	—	46,185
Consumer discretionary	37,860	—	—	37,860
Financials	33,972	—	—	33,972
Consumer staples	32,932	—	—	32,932
Industrials	24,166	—	—	24,166
Materials	12,528	—	—	12,528
Communication services	10,646	—	—	10,646
Energy	10,300	—	—	10,300
Real estate	10,269	—	—	10,269
Utilities	4,931	—	—	4,931
Preferred securities	1,446	—	—	1,446
Convertible stocks	1,373	—	—	1,373
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	59,692	—	59,692
U.S. Treasury bonds & notes	—	50,826	—	50,826
Corporate bonds, notes & loans	—	20,534	—	20,534
Mortgage-backed obligations	—	4,344	—	4,344
Municipals	—	183	—	183
Asset-backed obligations	—	76	—	76
Short-term securities	1,127	33,664	—	34,791
Total	$298,341	$169,319	$—	$467,660

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$129	$—	$—	$129
Unrealized appreciation on open forward currency contracts	—	57	—	57
Unrealized appreciation on centrally cleared interest rate swaps	—	61	—	61
Liabilities:
Unrealized depreciation on futures contracts	(48)	—	—	(48)
Unrealized depreciation on open forward currency contracts	—	(246)	—	(246)
Unrealized depreciation on centrally cleared interest rate swaps	—	(298)	—	(298)
Unrealized depreciation on credit default swaps	—	(2)	—	(2)
Total	$81	$(428)	$—	$(347)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,814,588	$—	$5,814,588
Corporate bonds, notes & loans	—	4,332,302	—	4,332,302
Mortgage-backed obligations	—	1,738,723	—	1,738,723
Asset-backed obligations	—	549,393	—	549,393
Municipals	—	214,640	—	214,640
Bonds & notes of governments & government agencies outside the U.S.	—	144,725	—	144,725
Federal agency bonds & notes	—	12,363	—	12,363
Short-term securities	1,311,257	—	—	1,311,257
Total	$1,311,257	$12,806,734	$—	$14,117,991

American Funds Insurance Series	289

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$13,747	$—	$—	$13,747
Unrealized appreciation on open forward currency contracts	—	256	—	256
Unrealized appreciation on centrally cleared interest rate swaps	—	317	—	317
Unrealized appreciation on credit default swaps	—	74	—	74
Liabilities:
Unrealized depreciation on futures contracts	(13,724)	—	—	(13,724)
Unrealized depreciation on open forward currency contracts	—	(611)	—	(611)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11,302)	—	(11,302)
Total	$23	$(11,266)	$—	$(11,243)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$337,509	$—		$337,509
Chinese yuan renminbi	—	182,032	—		182,032
Japanese yen	—	178,537	—		178,537
British pounds	—	80,171	—		80,171
Danish kroner	—	63,501	—		63,501
Canadian dollars	—	51,818	—		51,818
Mexican pesos	—	38,174	—		38,174
Russian rubles	—	35,006	—		35,006
Malaysian ringgits	—	31,731	—		31,731
Australian dollars	—	21,812	—		21,812
Indonesian rupiah	—	15,357	—		15,357
Colombian pesos	—	14,717	—		14,717
Brazilian reais	—	9,535	—		9,535
South Korean won	—	8,710	—		8,710
Czech korunas	—	8,035	—		8,035
Polish zloty	—	6,326	—		6,326
Peruvian nuevos soles	—	5,458	—		5,458
Norwegian kroner	—	5,200	—		5,200
Indian rupees	—	5,066	—		5,066
Ukrainian hryvnia	—	5,031	—		5,031
Chilean pesos	—	3,775	—		3,775
South African rand	—	2,070	—		2,070
Romanian leu	—	1,156	—		1,156
U.S. dollars	—	826,311	551		826,862
Preferred securities	—	—	34		34
Common stocks	426	204	1,322		1,952
Rights & warrants	6	—	—	*	6
Short-term securities	144,080	24,114	—		168,194
Total	$144,512	$1,961,356	$1,907		$2,107,775

See end of tables for footnotes.

290	American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,817	$—	$—	$1,817
Unrealized appreciation on open forward currency contracts	—	4,439	—	4,439
Unrealized appreciation on centrally cleared interest rate swaps	—	1,021	—	1,021
Unrealized appreciation on credit default swaps	—	10	—	10
Liabilities:
Unrealized depreciation on futures contracts	(1,993)	—	—	(1,993)
Unrealized depreciation on open forward currency contracts	—	(3,957)	—	(3,957)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,877)	—	(4,877)
Unrealized depreciation on credit default swaps	—	(92)	—	(92)
Total	$(176)	$(3,456)	$—	$(3,632)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$949,480	$8,399	$957,879
Asset-backed obligations	—	292	—	292
Convertible bonds & notes	—	602	76	678
Convertible stocks	387	430	—	817
Common stocks	19,400	5,476	31,217	56,093
Preferred securities	—	2,264	719	2,983
Rights & warrants	850	801	—	1,651
Short-term securities	17,238	—	—	17,238
Total	$37,875	$959,345	$40,411	$1,037,631

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on credit default swaps	$—	$10	$—	$10
Liabilities:
Unrealized depreciation on futures contracts	(211)	—	—	(211)
Unrealized depreciation on credit default swaps	—	(4)	—	(4)
Total	$(211)	$6	$—	$(205)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2021 (dollars in thousands):

	Beginning value at 1/1/2021	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2021
Investment securities	$28,783	$1,848	$11,864	$(9,677)	$(6,949)	$15,170	$(628)	$40,411
Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2021								$(261)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized loss and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	291

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$8,399	Estimated recovery value	Expected proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Par value	N/A	N/A	N/A
			Call price	N/A	N/A	N/A
		Yield analysis	YTM risk premium	104 - 200 bps	169 bps	Decrease
Convertible bonds & notes	76	Transaction price	N/A	N/A	N/A	N/A
Common stocks	31,217	Estimated recovery value	Exchange terms	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Par value	N/A	N/A	N/A
			Adjustment based on market decline	20%	20%	Decrease
			Expected proceeds	N/A	N/A	N/A
		Market comparable companies	EV/EBITDA multiple	4.1x	4.1x	Increase
			Discount to EV/EBITDA multiple	50%	50%	Decrease
			EV/EBITDA less CapEx multiple	12.5x	12.5x	Increase
			Discount to EV/EBITDA less CapEx multiple	18%	18%	Decrease
			Discount for uncertainty	5%	5%	Decrease
			DLOM	20% - 21%	20.25%	Decrease
Preferred securities	719	Market comparable companies	EV/EBITDA multiple	4.9x	4.9x	Increase
			Discount to EV/EBITDA multiple	29%	29%	Decrease
			DLOM	30%	30%	Decrease
Total	$40,411

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

YTM = Yield to maturity

292	American Funds Insurance Series

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$177,959	$—	$177,959
U.S. Treasury bonds & notes	—	68,384	—	68,384
Asset-backed obligations	—	12,449	—	12,449
Bonds & notes of governments & government agencies outside the U.S.	—	746	—	746
Federal agency bonds & notes	—	283	—	283
Corporate bonds, notes & loans	—	249	—	249
Short-term securities	—	175,976	—	175,976
Total	$—	$436,046	$—	$436,046

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113	$—	$—	$113
Unrealized appreciation on centrally cleared interest rate swaps	—	2,375	—	2,375
Liabilities:
Unrealized depreciation on futures contracts	(109)	—	—	(109)
Total	$4	$2,375	$—	$2,379

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

At December 31, 2021, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,087,940	$—	$1,087,940
Federal agency bonds & notes	—	275,982	—	275,982
Mortgage-backed obligations	—	241,199	—	241,199
Short-term securities	—	575,846	—	575,846
Total	$—	$2,180,967	$—	$2,180,967

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,310	$—	$—	$4,310
Unrealized appreciation on centrally cleared interest rate swaps	—	23,753	—	23,753
Liabilities:
Unrealized depreciation on futures contracts	(3,701)	—	—	(3,701)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,660)	—	(7,660)
Total	$609	$16,093	$—	$16,702

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	293

Managed Risk Washington Mutual Investors Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2021, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

294	American Funds Insurance Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to a fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	295

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to a fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose a fund to potential gains and losses in excess of the initial amount invested.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

296	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Insurance Series	297

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

298	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$4,822	$4,283	$1,028	$3,855
Global Small Capitalization Fund	85,086	76,415	13,589	68,774
Growth Fund	47,077	48,094	—	43,285
International Fund	77,301	80,676	—	72,608
New World Fund	13,375	10,080	3,844	9,072
Washington Mutual Investors Fund	89,518	21,965	69,824	19,769
Capital World Growth and Income Fund	2,444	693	1,903	624
Growth-Income Fund	91,976	92,730	1,091	83,457
International Growth and Income Fund	53	—	83	—
Capital Income Builder	6,084	4,628	1,639	4,165
Asset Allocation Fund	19,643	20,115	—	18,104

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

American Funds Insurance Series	299

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2021, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $3,349,000, $28,000 and $263,000, respectively, which would represent 0.01%, less than 0.01% and less than 0.01%, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $2,000, less than $1,000 and $1,000, respectively, which is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts — The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

300	American Funds Insurance Series

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap Contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

American Funds Insurance Series	301

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$ 16,516	$ 3,352	Not applicable	Not applicable
Capital Income Builder	Not applicable	49,368	121	$ 33,408	$ 3,143
Asset Allocation Fund	Not applicable	2,337,536	Not applicable	53,834*	164,515
Global Balanced Fund	Not applicable	41,862	25,526	18,289	2,659
The Bond Fund of America	Not applicable	4,598,971	190,802	442,745	90,199
Capital World Bond Fund	Not applicable	742,006	570,630	245,088	61,989
American High-Income Trust	Not applicable	71,113	Not applicable	Not applicable	34,157
American Funds Mortgage Fund	Not applicable	33,443	Not applicable	50,217	Not applicable
U.S. Government Securities Fund	Not applicable	2,025,976	Not applicable	1,348,044	Not applicable
Managed Risk Growth Fund	590,826	54,345	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	140,070	43,618	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	410,827	25,404	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	5,489,892	143,240	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	706,058	152,266	Not applicable	Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

302	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2021 (dollars in thousands):

International Fund

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(86)	Net unrealized appreciation on forward currency contracts	$86

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$139	Unrealized depreciation[1]	$175
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	20
			$139		$195

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$95	Net unrealized depreciation on futures contracts	$(26)
Forward currency	Currency	Net realized gain on forward currency contracts	228	Net unrealized appreciation on forward currency contracts	34
			$323		$8

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$324	Unrealized depreciation[1]	$92
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,451	Unrealized depreciation[1]	—
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	14
			$1,777		$106

See end of tables for footnotes.

American Funds Insurance Series	303

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(702)	Net unrealized appreciation on futures contracts	$282
Forward currency	Currency	Net realized loss on forward currency contracts	(20)	Net unrealized appreciation on forward currency contracts	24
Swap	Interest	Net realized gain on swap contracts	331	Net unrealized appreciation on swap contracts	882
Swap	Credit	Net realized gain on swap contracts	334	Net unrealized depreciation on swap contracts	(166)
			$(57)		$1,022

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$970	Unrealized depreciation[1]	$15,206
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	48
			$970		$15,254

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(990)	Net unrealized depreciation on futures contracts	$(13,464)
Swap	Interest	Net realized gain on swap contracts	1,750	Net unrealized depreciation on swap contracts	(796)
Swap	Credit	Net realized loss on swap contracts	(2,014)	Net unrealized depreciation on swap contracts	(48)
			$(1,254)		$(14,308)

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$129	Unrealized depreciation[1]	$48
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	57	Unrealized depreciation on open forward currency contracts	246
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	61	Unrealized depreciation[1]	298
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	2
			$247		$594

See end of tables for footnotes.

304	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$166	Net unrealized appreciation on futures contracts	$78
Forward currency	Currency	Net realized loss on forward currency contracts	(627)	Net unrealized depreciation on forward currency contracts	(187)
Swap	Interest	Net realized gain on swap contracts	98	Net unrealized depreciation on swap contracts	(258)
Swap	Credit	Net realized loss on swap contracts	(29)	Net unrealized depreciation on swap contracts	(2)
			$(392)		$(369)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$13,747	Unrealized depreciation[1]	$13,724
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	256	Unrealized depreciation on open forward currency contracts	611
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	317	Unrealized depreciation[1]	11,302
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	74	Unrealized depreciation[1]	—
			$14,394		$25,637

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$29,652	Net unrealized depreciation on futures contracts	$(6,784)
Forward currency	Currency	Net realized gain on forward currency contracts	8,119	Net unrealized appreciation on forward currency contracts	2,252
Swap	Interest	Net realized loss on swap contracts	(18,971)	Net unrealized appreciation on swap contracts	14,076
Swap	Credit	Net realized loss on swap contracts	(165)	Net unrealized appreciation on swap contracts	74
			$18,635		$9,618

See end of tables for footnotes.

American Funds Insurance Series	305

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,817	Unrealized depreciation[1]	$1,993
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	4,439	Unrealized depreciation on open forward currency contracts	3,957
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,021	Unrealized depreciation[1]	4,877
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	10	Unrealized depreciation[1]	92
			$7,287		$10,919

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,188)	Net unrealized depreciation on futures contracts	$(329)
Forward currency	Currency	Net realized loss on forward currency contracts	(23,989)	Net unrealized appreciation on forward currency contracts	126
Swap	Interest	Net realized gain on swap contracts	1,239	Net unrealized depreciation on swap contracts	(3,792)
Swap	Credit	Net realized loss on swap	(1,496)	Net unrealized appreciation on	585
		contracts		swap contracts
			$(25,434)		$(3,410)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$—	Unrealized depreciation[1]	$211
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	10	Unrealized depreciation[1]	4
			$10		$215

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$818	Net unrealized depreciation on futures contracts	$(192)
Swap	Credit	Net realized loss on swap contracts	(2,330)	Net unrealized appreciation on swap contracts	728
			$(1,512)		$536

See end of tables for footnotes.

306	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$113	Unrealized depreciation[1]	$109
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	2,375	Unrealized depreciation[1]	—
			$2,488		$109

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$638	Net unrealized depreciation on futures contracts	$(29)
Swap	Interest	Net realized gain on swap contracts	242	Net unrealized appreciation on swap contracts	1,161
			$880		$1,132

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$4,310	Unrealized depreciation[1]	$3,701
Swap (centrally	Interest	Unrealized appreciation[1]	23,753	Unrealized depreciation[1]	7,660
cleared)
			$28,063		$11,361

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures	$(2,118)	Net unrealized appreciation on	$649
		contracts		futures contracts
Swap	Interest	Net realized gain on swap	26,182	Net unrealized depreciation on	(11,387)
		contracts		swap contracts
			$24,064		$(10,738)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from	$2,602	Investment securities from	$—
		unaffiliated issuers[3]		unaffiliated issuers[3]
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	28
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	1,216
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	99
			$2,606		$1,343

See end of tables for footnotes.

American Funds Insurance Series	307

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(2,843)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,410)
Futures	Currency	Net realized gain on futures contracts	33	Net unrealized depreciation on futures contracts	(24)
Futures	Equity	Net realized loss on futures contracts	(16,517)	Net unrealized depreciation on futures contracts	(1,216)
Futures	Interest	Net realized loss on futures contracts	(1,636)	Net unrealized depreciation on futures contracts	(168)
			$(20,963)		$(2,818)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$590	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	68	Unrealized depreciation[1]	381
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	70
			$658		$451

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(634)	Net unrealized depreciation on investments in unaffiliated issuers	$(557)
Futures	Currency	Net realized gain on futures contracts	130	Net unrealized depreciation on futures contracts	—
Futures	Equity	Net realized loss on futures contracts	(2,276)	Net unrealized depreciation on futures contracts	(313)
Futures	Interest	Net realized loss on futures contracts	(430)	Net unrealized depreciation on futures contracts	(91)
			$(3,210)		$(961)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
		Location on statement of		Location on statement of
Contracts	Risk type	assets and liabilities	Value	assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$1,778	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	70
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	28
			$1,778		$103

See end of tables for footnotes.

308	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,894)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,031)
Futures	Currency	Net realized loss on futures contracts	(28)	Net unrealized depreciation on futures contracts	(5)
Futures	Equity	Net realized loss on futures contracts	(10,071)	Net unrealized depreciation on futures contracts	(70)
Futures	Interest	Net realized loss on futures contracts	(1,210)	Net unrealized depreciation on futures contracts	(66)
			$(13,203)		$(1,172)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$14,711	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	—	Unrealized depreciation[1]	9
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	618
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	61
			$14,711		$688

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(82,892)	Net unrealized appreciation on investments in unaffiliated issuers	$13,665
Futures	Currency	Net realized gain on futures contracts	46	Net unrealized depreciation on futures contracts	(9)
Futures	Equity	Net realized gain on futures contracts	4,310	Net unrealized depreciation on futures contracts	(3,255)
Futures	Interest	Net realized loss on futures contracts	(5,158)	Net unrealized depreciation on futures contracts	(402)
			$(83,694)		$9,999

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$3,532	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	1	Unrealized depreciation[1]	10
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	125
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	107
			$3,533		$242

See end of tables for footnotes.

American Funds Insurance Series	309

		Net realized (loss) gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(3,106)	Net unrealized depreciation on investments in unaffiliated issuers	$(1,900)
Futures	Currency	Net realized gain on futures contracts	159	Net unrealized depreciation on futures contracts	(9)
Futures	Equity	Net realized loss on futures contracts	(25,320)	Net unrealized depreciation on futures contracts	(125)
Futures	Interest	Net realized loss on futures contracts	(4,405)	Net unrealized depreciation on futures contracts	(465)
			$(36,672)		$(2,499)

[1]	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

310	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2021, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Morgan Stanley	$20	$—	$—	$—	$20

Capital Income Builder

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
JPMorgan Chase	$2	$—	$—	$—	$2

Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$1	$—	$—	$—	$1
Citibank	12	(12)	—	—	—
Goldman Sachs	21	(21)	—	—	—
HSBC Bank	3	(3)	—	—	—
Morgan Stanley	12	(12)	—	—	—
Standard Chartered Bank	8	(8)	—	—	—
Total	$57	$(56)	$—	$—	$1
Liabilities:
Bank of America	$4	$—	$—	$—	$4
Bank of New York Mellon	34	—	—	—	34
Citibank	59	(12)	—	—	47
Goldman Sachs	61	(21)	—	—	40
HSBC Bank	33	(3)	—	—	30
JPMorgan Chase	14	—	—	—	14
Morgan Stanley	18	(12)	—	—	6
Standard Chartered Bank	13	(8)	—	—	5
UBS AG	10	—	—	—	10
Total	$246	$(56)	$—	$—	$190

See end of tables for footnote.

American Funds Insurance Series	311

The Bond Fund of America

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of New York Mellon	$86	$—	$—	$—	$86
Citibank	162	(88)	—	—	74
Morgan Stanley	8	(8)	—	—	—
Total	$256	$(96)	$—	$—	$160
Liabilities:
Citibank	$88	$(88)	$—	$—	$—
JPMorgan Chase	284	—	—	—	284
Morgan Stanley	163	(8)	—	—	155
UBS AG	76	—	(25)	—	51
Total	$611	$(96)	$(25)	$—	$490

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$94	$(40)	$—	$—	$54
Barclays Bank PLC	20	—	—	—	20
BNP Paribas	5	(5)	—	—	—
Citibank	3,068	(1,275)	—	(1,781)	12
Goldman Sachs	479	(347)	—	—	132
HSBC Bank	38	(5)	—	—	33
JPMorgan Chase	666	(545)	—	(50)	71
Morgan Stanley	66	(66)	—	—	—
UBS AG	3	(3)	—	—	—
Total	$4,439	$(2,286)	$—	$(1,831)	$322
Liabilities:
Bank of America	$40	$(40)	$—	$—	$—
Bank of New York Mellon	190	—	—	—	190
BNP Paribas	40	(5)	—	—	35
Citibank	1,275	(1,275)	—	—	—
Goldman Sachs	347	(347)	—	—	—
HSBC Bank	5	(5)	—	—	—
JPMorgan Chase	545	(545)	—	—	—
Morgan Stanley	1,052	(66)	(952)	—	34
Standard Chartered Bank	322	—	—	—	322
UBS AG	141	(3)	—	—	138
Total	$3,957	$(2,286)	$(952)	$—	$719

*	Collateral is shown on a settlement basis.

312	American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2021, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Interest
Global Growth Fund	$11,398	$3,241
Global Small Capitalization Fund	145	—
Growth Fund	394	76
International Fund	22,708	5,821
New World Fund	1,778	454
Capital World Growth and Income Fund	5,436	1,535
Growth-Income Fund	9,219	1,714
International Growth and Income Fund	2,557	332
Asset Allocation Fund	1,935	285

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

American Funds Insurance Series	313

Additional tax basis disclosures for each fund as of December 31, 2021, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$35,090	$155,910	$575,141	$91,536	$79,588	$436,702
Undistributed long-term capital gains	815,909	935,195	4,457,096	955,085	247,561	1,827,154
Capital loss carryforward utilized	—	—	—	136,440	—	63,496
Gross unrealized appreciation on investments	5,085,913	1,808,660	24,730,869	2,617,683	1,605,994	3,055,222
Gross unrealized depreciation on investments	(270,913)	(162,301)	(626,372)	(400,787)	(126,281)	(147,888)
Net unrealized appreciation on investments	4,815,000	1,646,359	24,104,497	2,216,896	1,479,713	2,907,334
Cost of investments	4,783,148	3,006,995	21,375,237	7,290,510	2,995,213	8,579,588
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	(3)

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$66,586	$578,031	$753	$7,363	$333,342	$282
Late year ordinary loss deferral*	—	—	—	—	—	(110)
Undistributed long-term capital gains	354,484	2,984,322	145,163	—	2,509,013	1,947
Capital loss carryforward†	—	—	—	(20,560)	—	—
Capital loss carryforward utilized	—	—	76,870	42,385	—	—
Gross unrealized appreciation on investments	673,004	19,796,736	48,613	245,885	10,046,493	124,598
Gross unrealized depreciation on investments	(67,109)	(418,359)	(5,435)	(10,783)	(345,123)	(6,843)
Net unrealized appreciation on investments	605,895	19,378,377	43,178	235,102	9,701,370	117,755
Cost of investments	1,772,951	23,686,503	331,959	925,824	21,852,966	349,627
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(113)	2	156,806	(1)	(2)	(1)

See end of tables for footnote.

314	American Funds Insurance Series

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Undistributed ordinary income	$95,270	$4,353	$9,517	$499	$—	$7,641
Undistributed long-term capital gains	97,219	26,459	—	—	—	—
Capital loss carryforward†	—	—	(247,812)	(496)	(1)	(14,302)
Gross unrealized appreciation on investments	363,416	62,753	60,485	4,831	6	57,102
Gross unrealized depreciation on investments	(111,177)	(62,330)	(31,726)	(1,732)	(4)	(23,294)
Net unrealized appreciation on investments	252,239	423	28,759	3,099	2	33,808
Cost of investments	13,856,209	2,105,009	1,009,428	435,288	325,639	2,163,861
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1,885)	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$1,846	$3,367	$3,923	$23,113	$34,460
Undistributed long-term capital gains	83,454	—	—	50,937	87,163
Capital loss carryforward†	—	(12,234)	(23,718)	—	—
Capital loss carryforward utilized	—	—	—	—	31,551
Gross unrealized appreciation on investments	142,849	26,107	105,174	664,064	578,194
Gross unrealized depreciation on investments	(6,293)	(10,794)	(35,295)	(60,340)	(19,230)
Net unrealized appreciation on investments	136,556	15,313	69,879	603,724	558,964
Cost of investments	455,132	143,847	302,956	2,059,041	2,259,764

*	This deferral is considered incurred in the subsequent year.
†	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$23,870	$193,074	$216,944	$16,383	$73,033	$89,416
Class 1A	55	645	700	29	205	234
Class 2	15,210	221,402	236,612	13,463	109,286	122,749
Class 4	1,339	30,748	32,087	653	11,537	12,190
Total	$40,474	$445,869	$486,343	$30,528	$194,061	$224,589

American Funds Insurance Series	315

Global Small Capitalization Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$55,655	$55,655	$5,414	$120,074	$125,488
Class 1A	—	39	39	2	42	44
Class 2	—	60,246	60,246	5,373	140,495	145,868
Class 4	—	7,215	7,215	408	12,682	13,090
Total	$—	$123,155	$123,155	$11,197	$273,293	$284,490

Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$181,380	$2,073,422	$2,254,802	$68,600	$285,315	$353,915
Class 1A	701	9,031	9,732	141	547	688
Class 2	167,439	2,610,409	2,777,848	53,722	404,657	458,379
Class 3	2,435	35,107	37,542	860	5,433	6,293
Class 4	17,483	340,551	358,034	3,629	42,241	45,870
Total	$369,438	$5,068,520	$5,437,958	$126,952	$738,193	$865,145

International Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$131,730	$—	$131,730	$44,223	$—	$44,223
Class 1A	281	—	281	56	—	56
Class 2	105,815	—	105,815	25,688	—	25,688
Class 3	545	—	545	157	—	157
Class 4	10,725	—	10,725	1,591	—	1,591
Total	$249,096	$—	$249,096	$71,715	$—	$71,715

New World Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$26,785	$78,257	$105,042	$16,847	$8,752	$25,599
Class 1A	77	273	350	48	26	74
Class 2	9,450	36,498	45,948	6,570	4,233	10,803
Class 4	5,794	28,566	34,360	4,454	3,019	7,473
Total	$42,106	$143,594	$185,700	$27,919	$16,030	$43,949

316	American Funds Insurance Series

Washington Mutual Investors Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$104,666	$—	$104,666	$100,756	$61,517	$162,273
Class 1A	2,211	—	2,211	350	134	484
Class 2	46,652	—	46,652	48,936	34,662	83,598
Class 4	12,620	—	12,620	10,866	7,992	18,858
Total	$166,149	$—	$166,149	$160,908	$104,305	$265,213

Capital World Growth and Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$14,543	$16,997	$31,540	$8,987	$15,679	$24,666
Class 1A	99	67	166	28	53	81
Class 2	20,948	29,988	50,936	15,537	32,112	47,649
Class 4	3,094	4,436	7,530	1,576	3,612	5,188
Total	$38,684	$51,488	$90,172	$26,128	$51,456	$77,584

Growth-Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$328,564	$239,575	$568,139	$381,174	$482,142	$863,316
Class 1A	308	185	493	211	265	476
Class 2	164,258	145,765	310,023	207,651	305,445	513,096
Class 3	1,864	1,578	3,442	2,378	3,413	5,791
Class 4	16,599	16,418	33,017	17,727	29,072	46,799
Total	$511,593	$403,521	$915,114	$609,141	$820,337	$1,429,478

International Growth and Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$4,585	$—	$4,585	$17,264	$—	$17,264
Class 1A	140	—	140	38	—	38
Class 2	6,218	—	6,218	2,910	—	2,910
Class 4	3,589	—	3,589	1,255	—	1,255
Total	$14,532	$—	$14,532	$21,467	$—	$21,467

Capital Income Builder

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$16,222	$—	$16,222	$17,286	$—	$17,286
Class 1A	218	—	218	161	—	161
Class 2	315	—	315	181	—	181
Class 4	13,009	—	13,009	11,369	—	11,369
Total	$29,764	$—	$29,764	$28,997	$—	$28,997

American Funds Insurance Series	317

Asset Allocation Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$424,814	$579,353	$1,004,167	$333,238	$79,610	$412,848
Class 1A	423	457	880	213	51	264
Class 2	108,045	154,751	262,796	80,906	22,747	103,653
Class 3	717	976	1,693	520	141	661
Class 4	107,752	164,028	271,780	67,789	21,221	89,010
Total	$641,751	$899,565	$1,541,316	$482,666	$123,770	$606,436

Global Balanced Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,680	$6,058	$7,738	$1,746	$5,085	$6,831
Class 1A	45	189	234	29	99	128
Class 2	2,431	10,638	13,069	2,128	7,631	9,759
Class 4	1,305	6,901	8,206	844	3,811	4,655
Total	$5,461	$23,786	$29,247	$4,747	$16,626	$21,373

The Bond Fund of America

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$301,454	$133,858	$435,312	$185,412	$25,238	$210,650
Class 1A	408	193	601	224	31	255
Class 2	138,464	69,578	208,042	96,166	14,478	110,644
Class 4	28,710	14,777	43,487	15,659	2,303	17,962
Total	$469,036	$218,406	$687,442	$297,461	$42,050	$339,511

Capital World Bond Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$34,401	$10,279	$44,680	$30,575	$4,335	$34,910
Class 1A	34	7	41	16	3	19
Class 2	33,715	10,855	44,570	24,602	3,871	28,473
Class 4	1,845	612	2,457	1,252	206	1,458
Total	$69,995	$21,753	$91,748	$56,445	$8,415	$64,860

318	American Funds Insurance Series

American High-Income Trust

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,054	$—	$11,054	$10,071	$—	$10,071
Class 1A	59	—	59	78	—	78
Class 2	28,636	—	28,636	54,086	—	54,086
Class 3	429	—	429	799	—	799
Class 4	3,238	—	3,238	4,806	—	4,806
Total	$43,416	$—	$43,416	$69,840	$—	$69,840

American Funds Mortgage Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,294	$3,087	$9,381	$3,288	$263	$3,551
Class 1A	39	18	57	13	1	14
Class 2	1,448	784	2,232	722	75	797
Class 4	936	551	1,487	406	52	458
Total	$8,717	$4,440	$13,157	$4,429	$391	$4,820

Ultra-Short Bond Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	$—	$—	$104		$—	$104
Class 1A	—	—	—	—	*	—	—	*
Class 2	—	—	—	558		—	558
Class 3	—	—	—	8		—	8
Class 4	—	—	—	67		—	67
Total	$—	$—	$—	$737		$—	$737

U.S. Government Securities Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$30,987	$9,355	$40,342	$12,901	$3,231	$16,132
Class 1A	389	129	518	107	29	136
Class 2	108,143	36,124	144,267	40,852	11,067	51,919
Class 3	714	234	948	318	89	407
Class 4	17,596	6,057	23,653	7,195	1,992	9,187
Total	$157,829	$51,899	$209,728	$61,373	$16,408	$77,781

See end of tables for footnote.

American Funds Insurance Series	319

Managed Risk Growth Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$106	$409	$515	$64	$374	$438
Class P2	3,159	23,710	26,869	3,441	21,395	24,836
Total	$3,265	$24,119	$27,384	$3,505	$21,769	$25,274

Managed Risk International Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$14	$—	$14	$21	$10	$31
Class P2	917	—	917	1,913	1,303	3,216
Total	$931	$—	$931	$1,934	$1,313	$3,247

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$40	$—	$40	$29	$37	$66
Class P2	5,979	—	5,979	6,006	10,828	16,834
Total	$6,019	$—	$6,019	$6,035	$10,865	$16,900

Managed Risk Growth-Income Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$30,716	$29,380	$60,096	$37,519	$103,175	$140,694
Class P2	3,713	4,359	8,072	4,874	15,199	20,073
Total	$34,429	$33,739	$68,168	$42,393	$118,374	$160,767

Managed Risk Asset Allocation Fund

	Year ended December 31, 2021			Year ended December 31, 2020
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$114	$—	$114	$58	$146	$204
Class P2	38,113	—	38,113	40,641	105,833	146,474
Total	$38,227	$—	$38,227	$40,699	$105,979	$146,678

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

320	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. During the year ended December 31, 2021, CRMC waived $28,000 in fees for Global Growth Fund in advance of the investment advisory and service agreement effective May 1, 2021. In addition, CRMC waived $15,000 in fees for Growth Fund in advance of the next investment advisory and service agreement that will become effective on May 1, 2022.

At the beginning of the year, CRMC waived a portion of its investment advisory services fees at the rates of 0.18%, 0.26%, 0.10% and 0.18% of the daily net assets of New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund, respectively. Effective May 1, 2021, CRMC revised the waiver rates to 0.25% and 0.21% of the daily net assets of Capital Income Builder and American Funds Mortgage Fund, respectively. The waiver rates for New World Fund and Capital World Bond Fund were not changed.

Effective May 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rates of 0.16%, 0.23%, 0.19%, 0.19% and 0.16% of the daily net assets of Washington Mutual Investors Fund, Capital World Growth and Income Fund, The Bond Fund of America, American High-Income Trust and U.S. Government Securities Fund, respectively. Effective December 1, 2021, CRMC began to waive a portion of its investment advisory services fees at the rate of 0.14% of the daily net assets of International Growth and Income Fund. During the year ended December 31, 2021, CRMC also waived a portion of its investment advisory services fees at the rate of 0.05% of the daily net assets of each of the managed risk funds.

The waiver rates for each fund, except Global Growth Fund and Growth Fund, will be in effect through at least May 1, 2022, and may only be modified or terminated with the approval of the series’ board. For the year ended December 31, 2021, total investment advisory services fees waived by CRMC were $52,101,000. CRMC does not intend to recoup these waivers. Investment advisory services fees in each fund’s statement of operations are presented gross of the waivers from CRMC.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31,	For the year ended December 31,
Fund	Beginning with	Ending with	Up to	In excess of	2021, before waiver	2021, after waiver
Global Growth Fund	.690%	.445%	$.6	$8.0	.497%	.497%
Global Small Capitalization Fund	.800	.635	.6	5.0	.686	.686
Growth Fund	.500	.280	.6	34.0	.307	.307
International Fund	.690	.430	.5	21.0	.491	.491
New World Fund	.850	.580	.5	4.0	.678	.498
Washington Mutual Investors Fund	.500	.350	.6	10.5	.385	.276
Capital World Growth and Income Fund	.690	.480	.6	3.0	.583	.426
Growth-Income Fund	.500	.219	.6	34.0	.249	.249
International Growth and Income Fund	.690	.500	.5	1.5	.610	.606
Capital Income Builder	.500	.410	.6	1.0	.473	.220
Asset Allocation Fund	.500	.240	.6	21.0	.261	.261
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
The Bond Fund of America	.480	.320	.6	13.0	.357	.225
Capital World Bond Fund	.570	.450	1.0	3.0	.532	.432
American High-Income Trust	.500	.420	.6	2.0	.484	.350
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.220
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government Securities Fund	.420	.290	.6	3.0	.355	.249
Managed Risk Growth Fund	.150		all		.150	.099
Managed Risk International Fund	.150		all		.150	.099
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.099
Managed Risk Growth-Income Fund	.150		all		.150	.099
Managed Risk Asset Allocation Fund	.150		all		.150	.099

American Funds Insurance Series	321

Class-specific fees and expenses —Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

322	American Funds Insurance Series

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,173
Class 1A	$—	$36	4
Class 2	11,400	Not applicable	1,368
Class 4	1,610	1,610	193
Total class-specific expenses	$13,010	$1,646	$2,738

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$684
Class 1A	$—	$7	1
Class 2	6,675	Not applicable	801
Class 4	806	806	97
Total class-specific expenses	$7,481	$813	$1,583

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,245
Class 1A	$—	$221	27
Class 2	53,611	Not applicable	6,433
Class 3	530	Not applicable	88
Class 4	6,996	6,996	840
Total class-specific expenses	$61,137	$7,217	$12,633

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,572
Class 1A	$—	$26	3
Class 2	10,993	Not applicable	1,319
Class 3	42	Not applicable	7
Class 4	1,119	1,119	134
Total class-specific expenses	$12,154	$1,145	$3,035

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$732
Class 1A	$—	$37	4
Class 2	2,805	Not applicable	337
Class 4	2,195	2,195	263
Total class-specific expenses	$5,000	$2,232	$1,336

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,816
Class 1A	$—	$241	29
Class 2	8,210	Not applicable	985
Class 4	2,369	2,369	284
Total class-specific expenses	$10,579	$2,610	$3,114

Capital World Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$223
Class 1A	$—	$11	1
Class 2	3,387	Not applicable	407
Class 4	496	496	60
Total class-specific expenses	$3,883	$507	$691

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,308
Class 1A	$—	$57	7
Class 2	37,130	Not applicable	4,456
Class 3	293	Not applicable	49
Class 4	4,194	4,194	503
Total class-specific expenses	$41,617	$4,251	$12,323

American Funds Insurance Series	323

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$10	1
Class 2	546	Not applicable	66
Class 4	305	305	37
Total class-specific expenses	$851	$315	$397

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$172
Class 1A	$—	$19	2
Class 2	26	Not applicable	3
Class 4	1,289	1,289	155
Total class-specific expenses	$1,315	$1,308	$332

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6,070
Class 1A	$—	$45	5
Class 2	13,568	Not applicable	1,628
Class 3	63	Not applicable	11
Class 4	14,435	14,435	1,732
Total class-specific expenses	$28,066	$14,480	$9,446

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$36
Class 1A	$—	$9	1
Class 2	524	Not applicable	63
Class 4	306	306	37
Total class-specific expenses	$830	$315	$137

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,361
Class 1A	$—	$27	4
Class 2	9,525	Not applicable	1,143
Class 4	2,027	2,027	243
Total class-specific expenses	$11,552	$2,054	$3,751

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$327
Class 1A	$—	$2	—	*
Class 2	2,632	Not applicable	316
Class 4	155	155	19
Total class-specific expenses	$2,787	$157	$662

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$61
Class 1A	$—	$3	1
Class 2	1,698	Not applicable	204
Class 3	19	Not applicable	3
Class 4	218	218	26
Total class-specific expenses	$1,935	$221	$295

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$69
Class 1A	$—	$4	—	*
Class 2	146	Not applicable	18
Class 4	102	102	12
Total class-specific expenses	$248	$106	$99

See end of tables for footnote.

324	American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$12
Class 1A	$—	$—	—	*
Class 2	665	Not applicable	80
Class 3	8	Not applicable	1
Class 4	108	108	13
Total class-specific expenses	$781	$108	$106

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$122
Class 1A	$—	$11	1
Class 2	3,577	Not applicable	429
Class 3	18	Not applicable	3
Class 4	613	613	74
Total class-specific expenses	$4,208	$624	$629

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$28
Class P2	$1,448	1,448
Total class-specific expenses	$1,448	$1,476

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$413	413
Total class-specific expenses	$413	$417

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4
Class P2	$907	907
Total class-specific expenses	$907	$911

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5,642
Class P2	$829	829
Total class-specific expenses	$829	$6,471

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$15
Class P2	$7,054	7,054
Total class-specific expenses	$7,054	$7,069

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2021, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

American Funds Insurance Series	325

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$21	$16		$37
Global Small Capitalization Fund	13	10		23
Growth Fund	99	72		171
International Fund	25	19		44
New World Fund	11	8		19
Washington Mutual Investors Fund	24	18		42
Capital World Growth and Income Fund	6	4		10
Growth-Income Fund	97	72		169
International Growth and Income Fund	3	3		6
Capital Income Builder	3	2		5
Asset Allocation Fund	75	55		130
Global Balanced Fund	1	1		2
The Bond Fund of America	29	21		50
Capital World Bond Fund	6	4		10
American High-Income Trust	2	2		4
American Funds Mortgage Fund	1	1		2
Ultra-Short Bond Fund	1	1		2
U.S. Government Securities Fund	5	4		9
Managed Risk Growth Fund	1	1		2
Managed Risk International Fund	1	—	*	1
Managed Risk Washington Mutual Investors Fund	1	1		2
Managed Risk Growth-Income Fund	5	5		10
Managed Risk Asset Allocation Fund	7	5		12

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

326	American Funds Insurance Series

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2021 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$67,688	$88,387	$28,015
Global Small Capitalization Fund	18,836	337,580	129,186
Growth Fund	298,201	240,867	42,811
International Fund	521,624	197,872	34,444
New World Fund	31,819	38,822	3,304
Washington Mutual Investors Fund	944,889	941,271	178,528
Capital World Growth and Income Fund	332,329	191,108	37,528
Growth-Income Fund	314,184	826,544	176,648
International Growth and Income Fund	17,486	304,447	104,029
Capital Income Builder	16,216	49,627	3,282
Asset Allocation Fund	492,325	2,107,286	174,824
Global Balanced Fund	266	377	273
The Bond Fund of America	66,389	52,591	2,838
Capital World Bond Fund	291	13,247	2,044
American High-Income Trust	14,013	10,560	(924)

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2021.

American Funds Insurance Series	327

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$683,154	15,421	$216,944	5,062	$(307,264)	(6,960)	$592,834	13,523
Class 1A	6,731	151	700	17	(2,591)	(58)	4,840	110
Class 2	69,770	1,607	236,612	5,601	(588,817)	(13,514)	(282,435)	(6,306)
Class 4	167,855	3,876	32,087	766	(48,523)	(1,127)	151,419	3,515
Total net increase (decrease)	$927,510	21,055	$486,343	11,446	$(947,195)	(21,659)	$466,658	10,842

Year ended December 31, 2020

Class 1	$402,110	11,550	$89,416	2,661	$(365,952)	(11,056)	$125,574	3,155
Class 1A	4,330	121	234	7	(2,564)	(87)	2,000	41
Class 2	46,502	1,410	122,749	3,738	(613,644)	(18,242)	(444,393)	(13,094)
Class 4	96,748	2,812	12,190	377	(63,324)	(1,924)	45,614	1,265
Total net increase (decrease)	$549,690	15,893	$224,589	6,783	$(1,045,484)	(31,309)	$(271,205)	(8,633)

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$216,763	6,235	$55,510	1,581	$(1,077,292)	(31,128)	$(805,019)	(23,312)
Class 1A	4,095	118	39	1	(153)	(4)	3,981	115
Class 2	59,596	1,785	60,246	1,778	(374,611)	(11,071)	(254,769)	(7,508)
Class 4	89,704	2,662	7,215	212	(30,621)	(901)	66,298	1,973
Total net increase (decrease)	$370,158	10,800	$123,010	3,572	$(1,482,677)	(43,104)	$(989,509)	(28,732)

Year ended December 31, 2020

Class 1	$223,000	10,191	$125,091	5,146	$(466,963)	(18,580)	$(118,872)	(3,243)
Class 1A	627	24	43	2	(268)	(10)	402	16
Class 2	60,922	2,877	145,869	6,194	(409,129)	(15,839)	(202,338)	(6,768)
Class 4	35,430	1,424	13,089	554	(34,957)	(1,396)	13,562	582
Total net increase (decrease)	$319,979	14,516	$284,092	11,896	$(911,317)	(35,825)	$(307,246)	(9,413)

See end of tables for footnotes.

328	American Funds Insurance Series

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$2,916,865	22,963	$2,251,516	19,653	$(2,207,142)	(17,684)	$2,961,239	24,932
Class 1A	68,640	560	9,733	86	(25,312)	(198)	53,061	448
Class 2	432,245	3,495	2,777,848	24,558	(3,289,822)	(26,755)	(79,729)	1,298
Class 3	1,972	15	37,541	326	(37,449)	(298)	2,064	43
Class 4	553,762	4,582	358,034	3,232	(224,958)	(1,864)	686,838	5,950
Total net increase (decrease)	$3,973,484	31,615	$5,434,672	47,855	$(5,784,683)	(46,799)	$3,623,473	32,671

Year ended December 31, 2020

Class 1	$2,322,779	26,334	$353,232	3,917	$(2,999,100)	(33,591)	$(323,089)	(3,340)
Class 1A	33,301	338	688	8	(5,835)	(64)	28,154	282
Class 2	437,349	4,937	458,379	5,218	(3,162,923)	(34,505)	(2,267,195)	(24,350)
Class 3	1,333	17	6,293	70	(37,446)	(395)	(29,820)	(308)
Class 4	325,002	3,612	45,870	534	(283,912)	(3,180)	86,960	966
Total net increase (decrease)	$3,119,764	35,238	$864,462	9,747	$(6,489,216)	(71,735)	$(2,504,990)	(26,750)

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$366,681	15,339	$131,729	5,782	$(1,253,303)	(51,135)	$(754,893)	(30,014)
Class 1A	4,570	192	281	13	(2,479)	(103)	2,372	102
Class 2	264,867	11,161	105,815	4,673	(502,502)	(20,818)	(131,820)	(4,984)
Class 3	125	5	546	24	(3,534)	(146)	(2,863)	(117)
Class 4	95,888	4,069	10,725	480	(51,434)	(2,169)	55,179	2,380
Total net increase (decrease)	$732,131	30,766	$249,096	10,972	$(1,813,252)	(74,371)	$(832,025)	(32,633)

Year ended December 31, 2020

Class 1	$535,603	30,721	$44,223	2,049	$(963,355)	(50,229)	$(383,529)	(17,459)
Class 1A	2,754	147	56	2	(1,389)	(70)	1,421	79
Class 2	271,356	15,425	25,688	1,204	(667,572)	(33,696)	(370,528)	(17,067)
Class 3	226	12	157	7	(3,148)	(157)	(2,765)	(138)
Class 4	52,233	2,881	1,591	76	(62,187)	(3,226)	(8,363)	(269)
Total net increase (decrease)	$862,172	49,186	$71,715	3,338	$(1,697,651)	(87,378)	$(763,764)	(34,854)

See end of tables for footnotes.

American Funds Insurance Series	329

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$180,001	5,517	$104,795	3,183	$(165,865)	(5,053)	$118,931	3,647
Class 1A	14,137	436	350	11	(21,114)	(642)	(6,627)	(195)
Class 2	82,347	2,547	45,947	1,410	(159,868)	(4,915)	(31,574)	(958)
Class 4	135,084	4,224	34,360	1,061	(74,083)	(2,295)	95,361	2,990
Total net increase (decrease)	$411,569	12,724	$185,452	5,665	$(420,930)	(12,905)	$176,091	5,484

Year ended December 31, 2020

Class 1	$80,299	3,402	$25,570	1,027	$(337,036)	(13,731)	$(231,167)	(9,302)
Class 1A	12,129	461	73	3	(1,703)	(71)	10,499	393
Class 2	102,697	3,915	10,803	447	(184,643)	(7,218)	(71,143)	(2,856)
Class 4	89,140	3,662	7,473	310	(84,462)	(3,316)	12,151	656
Total net increase (decrease)	$284,265	11,440	$43,919	1,787	$(607,844)	(24,336)	$(279,660)	(11,109)

Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$740,227	42,419	$104,068	6,017	$(1,150,862)	(70,448)	$(306,567)	(22,012)
Class 1A	128,020	7,779	2,211	129	(4,020)	(244)	126,211	7,664
Class 2	51,950	3,263	46,652	2,739	(508,810)	(31,581)	(410,208)	(25,579)
Class 4	156,222	9,709	12,620	746	(66,538)	(4,145)	102,304	6,310
Total net increase (decrease)	$1,076,419	63,170	$165,551	9,631	$(1,730,230)	(106,418)	$(488,260)	(33,617)

Year ended December 31, 2020

Class 1	$474,186	41,847	$161,061	11,902	$(825,919)	(67,505)	$(190,672)	(13,756)
Class 1A	15,517	1,215	484	35	(2,556)	(194)	13,445	1,056
Class 2	75,893	6,771	83,599	6,287	(337,510)	(26,379)	(178,018)	(13,321)
Class 4	148,645	12,358	18,858	1,428	(54,754)	(4,444)	112,749	9,342
Total net increase (decrease)	$714,241	62,191	$264,002	19,652	$(1,220,739)	(98,522)	$(242,496)	(16,679)

Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$171,552	9,531	$30,555	1,698	$(117,328)	(6,578)	$84,779	4,651
Class 1A	4,092	231	166	9	(605)	(34)	3,653	206
Class 2	21,440	1,205	50,935	2,838	(216,241)	(12,206)	(143,866)	(8,163)
Class 4	49,326	2,833	7,530	427	(16,390)	(939)	40,466	2,321
Total net increase (decrease)	$246,410	13,800	$89,186	4,972	$(350,564)	(19,757)	$(14,968)	(985)

Year ended December 31, 2020

Class 1	$274,643	21,210	$23,674	1,607	$(306,092)	(22,650)	$(7,775)	167
Class 1A	474	35	81	6	(266)	(18)	289	23
Class 2	48,178	3,670	47,647	3,258	(175,562)	(11,876)	(79,737)	(4,948)
Class 4	26,989	1,950	5,189	362	(19,540)	(1,418)	12,638	894
Total net increase (decrease)	$350,284	26,865	$76,591	5,233	$(501,460)	(35,962)	$(74,585)	(3,864)

See end of tables for footnotes.

330	American Funds Insurance Series

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$778,306	12,603	$567,351	8,928	$(3,472,494)	(56,343)	$(2,126,837)	(34,812)
Class 1A	14,065	224	493	8	(2,433)	(39)	12,125	193
Class 2	143,239	2,361	310,023	4,964	(2,027,406)	(33,135)	(1,574,144)	(25,810)
Class 3	1,007	16	3,442	54	(23,575)	(379)	(19,126)	(309)
Class 4	302,016	4,995	33,018	536	(132,399)	(2,191)	202,635	3,340
Total net increase (decrease)	$1,238,633	20,199	$914,327	14,490	$(5,658,307)	(92,087)	$(3,505,347)	(57,398)

Year ended December 31, 2020

Class 1	$1,892,111	42,172	$862,018	17,198	$(2,883,447)	(61,087)	$(129,318)	(1,717)
Class 1A	4,637	94	476	9	(1,475)	(30)	3,638	73
Class 2	252,743	5,452	513,097	10,416	(1,497,209)	(30,770)	(731,369)	(14,902)
Class 3	2,002	41	5,790	116	(23,231)	(465)	(15,439)	(308)
Class 4	174,576	3,682	46,799	965	(148,613)	(3,153)	72,762	1,494
Total net increase (decrease)	$2,326,069	51,441	$1,428,180	28,704	$(4,553,975)	(95,505)	$(799,726)	(15,360)

International Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$48,015	2,368	$4,294	210	$(1,169,382)	(59,936)	$(1,117,073)	(57,358)
Class 1A	2,986	152	141	7	(561)	(28)	2,566	131
Class 2	8,004	401	6,218	322	(29,755)	(1,507)	(15,533)	(784)
Class 4	27,229	1,381	3,589	188	(13,127)	(671)	17,691	898
Total net increase (decrease)	$86,234	4,302	$14,242	727	$(1,212,825)	(62,142)	$(1,112,349)	(57,113)

Year ended December 31, 2020

Class 1	$78,373	5,478	$17,128	948	$(179,914)	(10,267)	$(84,413)	(3,841)
Class 1A	977	66	38	2	(791)	(49)	224	19
Class 2	13,943	970	2,909	161	(63,267)	(3,635)	(46,415)	(2,504)
Class 4	17,701	1,130	1,255	70	(13,000)	(825)	5,956	375
Total net increase (decrease)	$110,994	7,644	$21,330	1,181	$(256,972)	(14,776)	$(124,648)	(5,951)

See end of tables for footnotes.

American Funds Insurance Series	331

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$107,711	9,192	$16,222	1,379	$(252,397)	(21,377)	$(128,464)	(10,806)
Class 1A	2,434	206	218	19	(451)	(39)	2,201	186
Class 2	5,007	428	315	27	(1,572)	(134)	3,750	321
Class 4	70,040	6,029	13,009	1,105	(42,227)	(3,629)	40,822	3,505
Total net increase (decrease)	$185,192	15,855	$29,764	2,530	$(296,647)	(25,179)	$(81,691)	(6,794)

Year ended December 31, 2020

Class 1	$237,195	24,206	$17,285	1,757	$(178,753)	(18,572)	$75,727	7,391
Class 1A	809	80	161	16	(340)	(34)	630	62
Class 2	2,017	200	181	18	(286)	(28)	1,912	190
Class 4	49,099	4,860	11,369	1,158	(58,009)	(5,855)	2,459	163
Total net increase (decrease)	$289,120	29,346	$28,996	2,949	$(237,388)	(24,489)	$80,728	7,806

Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$1,077,099	38,077	$1,004,165	35,557	$(4,395,063)	(151,941)	$(2,313,799)	(78,307)
Class 1A	8,925	315	880	31	(1,749)	(63)	8,056	283
Class 2	117,974	4,243	262,797	9,420	(649,009)	(23,286)	(268,238)	(9,623)
Class 3	1,030	36	1,693	60	(2,340)	(83)	383	13
Class 4	687,105	24,820	271,781	9,809	(264,761)	(9,619)	694,125	25,010
Total net increase (decrease)	$1,892,133	67,491	$1,541,316	54,877	$(5,312,922)	(184,992)	$(1,879,473)	(62,624)

Year ended December 31, 2020

Class 1	$1,817,230	79,909	$412,849	16,378	$(2,437,918)	(107,604)	$(207,839)	(11,317)
Class 1A	4,177	174	264	10	(1,862)	(81)	2,579	103
Class 2	109,553	4,668	103,653	4,169	(595,244)	(25,445)	(382,038)	(16,608)
Class 3	914	38	661	26	(4,390)	(184)	(2,815)	(120)
Class 4	410,135	17,490	89,009	3,606	(327,826)	(14,043)	171,318	7,053
Total net increase (decrease)	$2,342,009	102,279	$606,436	24,189	$(3,367,240)	(147,357)	$(418,795)	(20,889)

See end of tables for footnotes.

332	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$9,259	623	$7,739	533	$(40,506)	(2,798)	$(23,508)	(1,642)
Class 1A	925	63	233	16	(252)	(17)	906	62
Class 2	5,621	383	13,069	902	(27,137)	(1,828)	(8,447)	(543)
Class 4	28,503	1,957	8,206	572	(10,476)	(713)	26,233	1,816
Total net increase (decrease)	$44,308	3,026	$29,247	2,023	$(78,371)	(5,356)	$(4,816)	(307)

Year ended December 31, 2020

Class 1	$29,379	2,319	$6,831	491	$(35,963)	(2,860)	$247	(50)
Class 1A	379	27	127	9	(183)	(13)	323	23
Class 2	10,289	792	9,760	704	(28,821)	(2,185)	(8,772)	(689)
Class 4	11,783	881	4,655	339	(10,044)	(767)	6,394	453
Total net increase (decrease)	$51,830	4,019	$21,373	1,543	$(75,011)	(5,825)	$(1,808)	(263)

The Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$2,441,954	212,866	$432,376	38,456	$(737,146)	(64,100)	$2,137,184	187,222
Class 1A	5,329	464	601	54	(2,565)	(223)	3,365	295
Class 2	204,371	17,879	208,042	18,765	(302,247)	(26,735)	110,166	9,909
Class 4	240,539	21,228	43,487	3,939	(60,173)	(5,327)	223,853	19,840
Total net increase (decrease)	$2,892,193	252,437	$684,506	61,214	$(1,102,131)	(96,385)	$2,474,568	217,266

Year ended December 31, 2020

Class 1	$1,499,439	128,201	$208,932	17,767	$(1,735,112)	(150,736)	$(26,741)	(4,768)
Class 1A	3,563	306	255	22	(1,431)	(124)	2,387	204
Class 2	397,055	34,256	110,645	9,541	(449,029)	(39,506)	58,671	4,291
Class 4	242,089	20,999	17,962	1,553	(81,119)	(7,132)	178,932	15,420
Total net increase (decrease)	$2,142,146	183,762	$337,794	28,883	$(2,266,691)	(197,498)	$213,249	15,147

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$129,119	10,361	$44,414	3,661	$(305,638)	(24,399)	$(132,105)	(10,377)
Class 1A	1,155	95	40	3	(261)	(21)	934	77
Class 2	83,201	6,733	44,570	3,700	(58,585)	(4,813)	69,186	5,620
Class 4	19,357	1,604	2,457	206	(11,624)	(951)	10,190	859
Total net increase (decrease)	$232,832	18,793	$91,481	7,570	$(376,108)	(30,184)	$(51,795)	(3,821)

Year ended December 31, 2020

Class 1	$279,297	22,900	$34,711	2,801	$(244,497)	(20,428)	$69,511	5,273
Class 1A	323	26	18	1	(135)	(11)	206	16
Class 2	104,127	8,595	28,474	2,321	(140,860)	(11,802)	(8,259)	(886)
Class 4	21,389	1,754	1,457	120	(13,943)	(1,171)	8,903	703
Total net increase (decrease)	$405,136	33,275	$64,660	5,243	$(399,435)	(33,412)	$70,361	5,106

See end of tables for footnotes.

American Funds Insurance Series	333

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$160,559	15,547	$10,757	1,060	$(19,514)	(1,906)	$151,802	14,701
Class 1A	915	89	59	5	(548)	(53)	426	41
Class 2	20,019	2,003	28,636	2,874	(66,675)	(6,630)	(18,020)	(1,753)
Class 3	908	88	429	42	(1,328)	(129)	9	1
Class 4	143,656	13,002	3,238	295	(128,886)	(11,648)	18,008	1,649
Total net increase (decrease)	$326,057	30,729	$43,119	4,276	$(216,951)	(20,366)	$152,225	14,639

Year ended December 31, 2020

Class 1	$18,985	2,117	$9,529	992	$(390,999)	(43,725)	$(362,485)	(40,616)
Class 1A	408	43	78	8	(220)	(23)	266	28
Class 2	18,520	1,972	54,086	5,739	(68,277)	(7,320)	4,329	391
Class 3	733	76	799	83	(1,434)	(151)	98	8
Class 4	103,183	9,989	4,806	465	(102,765)	(9,921)	5,224	533
Total net increase (decrease)	$141,829	14,197	$69,298	7,287	$(563,695)	(61,140)	$(352,568)	(39,656)

Mortgage Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$35,679	3,267	$9,382	880	$(27,270)	(2,517)	$17,791	1,630
Class 1A	1,498	139	57	5	(436)	(40)	1,119	104
Class 2	6,415	588	2,232	210	(5,928)	(547)	2,719	251
Class 4	11,056	1,029	1,486	142	(4,892)	(457)	7,650	714
Total net increase (decrease)	$54,648	5,023	$13,157	1,237	$(38,526)	(3,561)	$29,279	2,699

Year ended December 31, 2020

Class 1	$68,523	6,189	$3,551	321	$(68,907)	(6,295)	$3,167	215
Class 1A	899	81	14	1	(274)	(24)	639	58
Class 2	7,728	703	797	72	(9,799)	(891)	(1,274)	(116)
Class 4	24,189	2,227	458	42	(16,769)	(1,535)	7,878	734
Total net increase (decrease)	$101,339	9,200	$4,820	436	$(95,749)	(8,745)	$10,410	891

See end of tables for footnotes.

334	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$16,242	1,439	$—		—		$(22,707)	(2,011)	$(6,465)	(572)
Class 1A	—	—	—		—		—	—	—	—
Class 2	86,233	7,864	—		—		(127,622)	(11,640)	(41,389)	(3,776)
Class 3	1,253	113	—		—		(915)	(83)	338	30
Class 4	35,704	3,232	—		—		(29,389)	(2,660)	6,315	572
Total net increase (decrease)	$139,432	12,648	$—		—		$(180,633)	(16,394)	$(41,201)	(3,746)

Year ended December 31, 2020

Class 1	$32,173	2,840	$104		9		$(17,960)	(1,586)	$14,317	1,263
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	162,780	14,772	558		50		(104,954)	(9,527)	58,384	5,295
Class 3	2,553	229	8		1		(1,439)	(129)	1,122	101
Class 4	51,028	4,586	67		6		(32,890)	(2,958)	18,205	1,634
Total net increase (decrease)	$248,534	22,427	$737		66		$(157,243)	(14,200)	$92,028	8,293

U.S. Government Securities Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class 1	$213,039	17,786	$38,963	3,337	$(115,497)	(9,263)	$136,505	11,860
Class 1A	4,388	354	518	44	(3,192)	(265)	1,714	133
Class 2	91,122	7,303	144,267	12,514	(129,818)	(10,810)	105,571	9,007
Class 3	1,023	86	948	81	(1,549)	(126)	422	41
Class 4	87,885	7,227	23,653	2,055	(118,823)	(9,719)	(7,285)	(437)
Total net increase (decrease)	$397,457	32,756	$208,349	18,031	$(368,879)	(30,183)	$236,927	20,604

Year ended December 31, 2020

Class 1	$194,142	14,793	$15,787	1,214	$(1,305,241)	(98,066)	$(1,095,312)	(82,059)
Class 1A	3,400	259	136	11	(2,557)	(195)	979	75
Class 2	211,715	16,419	51,919	4,038	(245,761)	(18,789)	17,873	1,668
Class 3	2,382	183	407	31	(1,812)	(139)	977	75
Class 4	301,535	23,299	9,187	715	(169,936)	(13,051)	140,786	10,963
Total net increase (decrease)	$713,174	54,953	$77,436	6,009	$(1,725,307)	(130,240)	$(934,697)	(69,278)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class P1	$3,593	199	$515	30	$(3,079)	(172)	$1,029	57
Class P2	39,055	2,202	26,869	1,558	(78,851)	(4,405)	(12,927)	(645)
Total net increase (decrease)	$42,648	2,401	$27,384	1,588	$(81,930)	(4,577)	$(11,898)	(588)

Year ended December 31, 2020

Class P1	$3,987	282	$438	32	$(1,595)	(110)	$2,830	204
Class P2	54,142	3,714	24,836	1,828	(71,110)	(4,841)	7,868	701
Total net increase (decrease)	$58,129	3,996	$25,274	1,860	$(72,705)	(4,951)	$10,698	905

See end of tables for footnotes.

American Funds Insurance Series	335

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class P1	$887	80	$14	1	$(531)	(48)	$370	33
Class P2	12,803	1,181	917	80	(14,744)	(1,323)	(1,024)	(62)
Total net increase (decrease)	$13,690	1,261	$931	81	$(15,275)	(1,371)	$(654)	(29)

Year ended December 31, 2020

Class P1	$1,063	104	$31	3	$(311)	(30)	$783	77
Class P2	14,905	1,575	3,216	348	(17,706)	(1,759)	415	164
Total net increase (decrease)	$15,968	1,679	$3,247	351	$(18,017)	(1,789)	$1,198	241

Managed Risk Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class P1	$971	80	$40	3	$(343)	(29)	$668	54
Class P2	9,743	800	5,979	487	(51,273)	(4,254)	(35,551)	(2,967)
Total net increase (decrease)	$10,714	880	$6,019	490	$(51,616)	(4,283)	$(34,883)	(2,913)

Year ended December 31, 2020

Class P1	$947	85	$66	7	$(241)	(23)	$772	69
Class P2	24,832	2,333	16,834	1,640	(31,353)	(2,866)	10,313	1,107
Total net increase (decrease)	$25,779	2,418	$16,900	1,647	$(31,594)	(2,889)	$11,085	1,176

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class P1	$64,192	4,303	$60,096	4,023	$(175,764)	(11,680)	$(51,476)	(3,354)
Class P2	14,838	1,008	8,072	546	(35,819)	(2,404)	(12,909)	(850)
Total net increase (decrease)	$79,030	5,311	$68,168	4,569	$(211,583)	(14,084)	$(64,385)	(4,204)

Year ended December 31, 2020

Class P1	$92,644	6,852	$140,694	11,020	$(143,917)	(10,953)	$89,421	6,919
Class P2	24,533	1,843	20,073	1,584	(19,990)	(1,489)	24,616	1,938
Total net increase (decrease)	$117,177	8,695	$160,767	12,604	$(163,907)	(12,442)	$114,037	8,857

See end of tables for footnotes.

336	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2021

Class P1	$2,097	141	$114	8	$(899)	(60)	$1,312	89
Class P2	57,616	4,016	38,113	2,632	(351,072)	(24,507)	(255,343)	(17,859)
Total net increase (decrease)	$59,713	4,157	$38,227	2,640	$(351,971)	(24,567)	$(254,031)	(17,770)

Year ended December 31, 2020

Class P1	$3,275	256	$204	16	$(622)	(45)	$2,857	227
Class P2	73,918	5,805	146,474	12,155	(280,685)	(21,952)	(60,293)	(3,992)
Total net increase (decrease)	$77,193	6,061	$146,678	12,171	$(281,307)	(21,997)	$(57,436)	(3,765)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2021, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 20% and 16% of the outstanding shares of American Funds Insurance Series - Capital Income Builder and American Funds Insurance Series -Capital World Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 26% of the outstanding shares of American Funds Insurance Series - Global Balanced Fund.

12. Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2021 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$1,587,009	$1,452,819	$10,247,271	$4,214,342	$1,858,677	$8,962,433
Sales of investment securities*	1,668,572	2,886,282	11,870,775	5,688,226	1,777,055	9,576,883
Non-U.S. taxes paid on dividend income	2,058	2,351	8,054	11,433	3,517	1,458
Non-U.S. taxes paid on interest income	—	—	—	9	52	—
Non-U.S. taxes paid (refunded) on realized gains	588	6,228	—	15,511	3,353	—
Non-U.S. taxes provided on unrealized appreciation	7,100	20,035	—	32,918	14,493	—

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,869,564	$9,600,767	$483,259	$816,295	$34,921,384	$138,405
Sales of investment securities*	1,932,434	13,672,341	1,580,251	884,488	37,362,054	162,557
Non-U.S. taxes paid on dividend income	2,980	9,656	2,196	1,594	9,130	314
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid (refunded) on realized gains	2,560	(4)	1,766	112	1,639	4
Non-U.S. taxes provided on unrealized appreciation	696	—	130	299	3,762	—

See end of tables for footnotes.

American Funds Insurance Series	337

	The Bond Fund of America		Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund
Purchases of investment securities*	$46,432,818		$1,495,705	$694,551	$2,415,925	$—	$4,831,338
Sales of investment securities*	47,502,780		1,725,555	527,096	2,445,297	—	5,410,660
Non-U.S. taxes paid on interest income	55		264	10	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	†	167	—	—	—	—

	Managed Risk Growth Fund		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$181,239		$37,781	$55,074	$315,748	$138,416
Sales of investment securities*	184,059		39,781	106,525	473,669	357,415

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

338	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Global Growth Fund
Class 1:
12/31/2021	$41.16	$.25	$6.48	$6.73	$(.26)	$(2.17)	$(2.43)	$45.46	16.72%	$4,270	.55%		.54%		.56%
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010	.55		.55		.94
Class 1A:
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77
12/31/2017[4,5]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [6]	2	.80	[7]	.80	[7]	.39	[7]
Class 2:
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012	.80		.80		.69
Class 4:
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211	1.05		1.05		.37

See end of tables for footnotes.

American Funds Insurance Series	339

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net (loss) income to average net assets
Global Small Capitalization Fund
Class 1:
12/31/2021	$32.64	$(.02)	$2.32	$2.30	$—	$(.77)	$(.77)	$34.17	6.98%	$1,707		.74%		(.07)%
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
Class 1A:
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[4,5]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [6]	—	[8]	.96	[7]	.35 [7]
Class 2:
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
Class 4:
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]

See end of tables for footnotes.

340	American Funds Insurance Series

Financial highlights (continued)

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2021	$120.22	$.46	$24.29	$24.75	$(.58)	$(16.81)	$(17.39)	$127.58	22.30%	$19,783	.34%		.37%
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
Class 1A:
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[4,5]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [6]	3	.59	[7]	.47 [7]
Class 2:
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
Class 3:
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
Class 4:
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25

See end of tables for footnotes.

American Funds Insurance Series	341

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
International Fund
Class 1:
12/31/2021	$23.64	$.38	$(.67)	$(.29)	$(.65)	$—	$(.65)	$22.70	(1.23)%	$4,747	.55%		1.57%
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
Class 1A:
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[4,5]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [6]	2	.77	[7]	.43	[7]
Class 2:
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
Class 3:
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
Class 4:
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55

See end of tables for footnotes.

342	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
New World Fund
Class 1:
12/31/2021	$31.59	$.29	$1.38	$1.67	$(.36)	$(1.07)	$(1.43)	$31.83	5.16%	$2,443	.74%		.56%		.88%
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
Class 1A:
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[4,5]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [6]	1	1.00	[7]	1.00	[7]	.53	[7]
Class 2:
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
Class 4:
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61

See end of tables for footnotes.

American Funds Insurance Series	343

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Washington Mutual Investors Fund
Class 1:
12/31/2021	$14.35	$.29	$3.73	$4.02	$(.28)	$—	$(.28)	$18.09	28.12%	$6,766	.42%		.31%		1.79%
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581	.41		.41		2.27
Class 1A:
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84
12/31/2017[4,5]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [6]	1	.65	[7]	.65	[7]	2.01	[7]
Class 2:
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551	.66		.66		2.02
Class 4:
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247	.91		.91		1.76

See end of tables for footnotes.

344	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital World Growth and Income Fund
Class 1:
12/31/2021	$16.67	$.38	$2.10	$2.48	$(.33)	$(.40)	$(.73)	$18.42	15.03%	$812		.63%		.47%		2.14%
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657		.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		.63		2.43
Class 1A:
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7		.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2		.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		.88		1.74
12/31/2017[4,5]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [6]	—	[8]	.84	[7]	.84	[7]	1.20	[7]
Class 2:
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340		.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349		.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		.88		2.11
Class 4:
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225		1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166		1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.14		1.49

See end of tables for footnotes.

American Funds Insurance Series	345

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Growth-Income Fund
Class 1:
12/31/2021	$55.38	$.79	$12.64	$13.43	$(.86)	$(.60)	$(1.46)	$67.35	24.42%	$25,507	.29%		1.28%
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
Class 1A:
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[4,5]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [6]	2	.52	[7]	1.41	[7]
Class 2:
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
Class 3:
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
Class 4:
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19

See end of tables for footnotes.

346	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
International Growth and Income Fund
Class 1:
12/31/2021	$19.01	$.54	$.53	$1.07	$(.46)	$—	$(.46)	$19.62	5.64%	$30	.67%		.67%		2.70%
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		.66		2.75
Class 1A:
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		.90		2.35
12/31/2017[4,5]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [6]	2	.91	[7]	.91	[7]	1.99	[7]
Class 2:
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		.91		2.60
Class 4:
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		1.16		2.24

See end of tables for footnotes.

American Funds Insurance Series	347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital Income Builder
Class 1:
12/31/2021	$10.87	$.37	$1.28	$1.65	$(.35)	$—	$(.35)	$12.17	15.31%	$563	.53%		.27%		3.19%
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254	.54		.54		3.21
Class 1A:
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82
12/31/2017[4,5]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [6]	1	.79	[7]	.79	[7]	2.63	[7]
Class 2:
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1	.79		.79		2.82
Class 4:
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338	1.04		1.04		2.72

See end of tables for footnotes.

348	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Asset Allocation Fund
Class 1:
12/31/2021	$26.50	$.48	$3.54	$4.02	$(.50)	$(.94)	$(1.44)	$29.08	15.40%	$18,836	.30%		1.71%
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
Class 1A:
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[4,5]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [6]	4	.53	[7]	1.69	[7]
Class 2:
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
Class 3:
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
Class 4:
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40

See end of tables for footnotes.

American Funds Insurance Series	349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Global Balanced Fund
Class 1:
12/31/2021	$14.19	$.18	$1.37	$1.55	$(.19)	$(.82)	$(1.01)	$14.73	11.05%	$120		.73%		1.24%
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
Class 1A:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[4,5]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [6]	—	[8]	.94	[7]	1.27	[7]
Class 2:
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
Class 4:
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07

See end of tables for footnotes.

350	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
The Bond Fund of America
Class 1:
12/31/2021	$11.89	$.21	$(.23)	$(.02)	$(.19)	$(.47)	$(.66)	$11.21	(.14)%	$8,555	.39%		.26%		1.84%
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434	.38		.38		2.19
Class 1A:
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50
12/31/2017[4,5]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [6]	1	.62	[7]	.62	[7]	2.01	[7]
Class 2:
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966	.63		.63		1.94
Class 4:
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297	.88		.88		1.72

See end of tables for footnotes.

American Funds Insurance Series	351

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
Capital World Bond Fund
Class 1:
12/31/2021	$12.94	$.25	$(.85)	$(.60)	$(.24)	$(.31)	$(.55)	$11.79	(4.73)%	$988		.60%		.50%		2.06%
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219		.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
Class 1A:
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1		.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1		.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[4,5]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [6]	—	[8]	.72	[7]	.72	[7]	2.27	[7]
Class 2:
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030		.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058		.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
Class 4:
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66		1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61		1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89

See end of tables for footnotes.

352	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]
American High-Income Trust
Class 1:
12/31/2021	$9.80	$.51	$.34	$.85	$(.46)	$—	$(.46)	$10.19	8.74%	$278		.53%		.37%		4.95%
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123		.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		.49		5.98
Class 1A:
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1		.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1		.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		.75		6.11
12/31/2017[4,5]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [6]	—	[8]	.72	[7]	.72	[7]	5.74	[7]
Class 2:
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673		.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665		.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		.74		5.72
Class 3:
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10		.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10		.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		.67		5.79
Class 4:
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90		1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69		1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		.99		5.46

See end of tables for footnotes.

American Funds Insurance Series	353

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]
American Funds Mortgage Fund
Class 1:
12/31/2021	$11.11	$.06	$(.09)	$(.03)	$(.08)	$(.37)	$(.45)	$10.63	(.32)%	$231		.49%		.29%		.58%
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224		.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	—	(.28)	10.56	5.30	210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	—	(.23)	10.30	.58	209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16	(.18)	(.07)	(.25)	10.47	1.47	265		.47		.47		1.52
Class 1A:
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2		.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1		.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	—	(.25)	10.55	5.09	1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	—	(.22)	10.28	.36	1		.73		.73		1.77
12/31/2017[4,5]	10.55	.14	— [9]	.14	(.16)	(.07)	(.23)	10.46	1.31 [6]	—	[8]	.70	[7]	.70	[7]	1.38	[7]
Class 2:
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58		.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58		.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	—	(.26)	10.54	5.04	56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	—	(.20)	10.28	.32	57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13	(.15)	(.07)	(.22)	10.45	1.22	63		.72		.72		1.27
Class 4:
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43		.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37		.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	—	(.24)	10.44	4.80	28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	— [9]	(.19)	—	(.19)	10.19	.07	24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11	(.14)	(.07)	(.21)	10.38	.97	12		.97		.97		1.03

See end of tables for footnotes.

354	American Funds Insurance Series

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net (loss) income to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2021	$11.31	$(.03)	$(.01)		$(.04)	$—	$—	$—	$11.27	(.35)%	$37		.37%		(.28)%
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
Class 1A:
12/31/2021	11.31	(.03)	—	[9]	(.03)	—	—	—	11.28	(.27)	—	[8]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[8]	.35		.26
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	—	[8]	.37		1.90
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	—	[8]	.35		1.60
12/31/2017[4,5]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [6]	—	[8]	.34	[7]	.69 [7]
Class 2:
12/31/2021	10.99	(.06)	—	[9]	(.06)	—	—	—	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	— [9]	—	[9]	— [9]	(.02)	—	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
Class 3:
12/31/2021	11.12	(.05)	—	[9]	(.05)	—	—	—	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	— [9]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
Class 4:
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19

See end of tables for footnotes.

American Funds Insurance Series	355

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]
U.S. Government Securities Fund
Class 1:
12/31/2021	$13.04	$.18	$(.26)	$(.08)	$(.18)	$(1.11)	$(1.29)	$11.67	(.44)%	$522		.39%		.29%		1.50%
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429		.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69	1,418		.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91	1,445		.36		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83	1,558		.36		.36		1.68
Class 1A:
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5		.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4		.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42	2		.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70	1		.61		.61		1.82
12/31/2017[4,5]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73 [6]	—	[8]	.58	[7]	.58	[7]	1.53	[7]
Class 2:
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391		.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439		.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31	1,343		.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73	1,323		.61		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59	1,473		.61		.61		1.43
Class 3:
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9		.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10		.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49	9		.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71	9		.54		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72	10		.54		.54		1.50
Class 4:
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238		.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272		.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14	124		.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50	91		.86		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28	62		.86		.86		1.18

See end of tables for footnotes.

356	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses		Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		to average net assets before waivers/ reimburse- ments[11]		to average net assets after waivers/ reimburse- ments[2,11]		Net effective expense ratio[2,12,13]		Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2021	$17.25	$.04	$2.16	$2.20	$(.18)	$(.74)	$(.92)	$18.53	13.08%	$13		.41%		.36%		.69%		.19%
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15	2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11	(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[14]	3		.42	[14]	.37	[14]	.71	[14]	.82	[14]
12/31/2017	10.71	.08	2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [14]	2		.42	[14]	.36	[14]	.70	[14]	.69	[14]
Class P2:
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09	2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06	(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04	2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
Managed Risk International Fund
Class P1:
12/31/2021	$11.07	$.24	$(.67)	$(.43)	$(.09)	$—	$(.09)	$10.55	(3.92)%[14]	$2		.44%[14]		.36%[14]		.87%[14]		2.12%[14]
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [14]	2		.43	[14]	.35	[14]	.86	[14]	.82	[14]
12/31/2019	9.82	.17	1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [14]	1		.41	[14]	.33	[14]	.84	[14]	1.64	[14]
12/31/2018	11.25	.32	(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[14]	—	[8]	.33	[14]	.28	[14]	.77	[14]	3.02	[14]
12/31/2017	8.89	.11	2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [14]	—	[8]	.28	[14]	.20	[14]	.69	[14]	1.13	[14]
Class P2:
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13	1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16	(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11	2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2021	$11.24	$.16	$1.79	$1.95	$(.24)	$—	$(.24)	$12.95	17.46%[14]	$2		.41%[14]		.36%[14]		.77%[14]		1.33%[14]
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[14]	2		.40	[14]	.35	[14]	.76	[14]	1.66	[14]
12/31/2019	11.28	.25	1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [14]	1		.38	[14]	.33	[14]	.74	[14]	2.14	[14]
12/31/2018	13.04	.40	(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[14]	—	[8]	.33	[14]	.28	[14]	.67	[14]	3.21	[14]
12/31/2017	11.67	.19	1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [14]	—	[8]	.30	[14]	.25	[14]	.64	[14]	1.59	[14]
Class P2:
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18	1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19	(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17	1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43

See end of tables for footnotes.

American Funds Insurance Series	357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses	Ratio of expenses
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	to average net assets before waivers/ reimburse- ments[11]	to average net assets after waivers/ reimburse- ments[2,11]	Net effective expense ratio[2,12,13]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2021	$14.01	$.14	$1.99	$2.13	$(.21)	$(.20)	$(.41)	$15.73	15.32%	$2,328	.41%	.36%	.66%	.96%
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41	.36	.66	1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42	.37	.67	1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40	.35	.64	(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [14]	2	.44 [14]	.37 [14]	.66 [14]	1.61 [14]
Class P2:
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66	.61	.91	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66	.61	.91	1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67	.62	.92	1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69	.64	.93	1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70	.63	.92	1.08
Managed Risk Asset Allocation Fund
Class P1:
12/31/2021	$13.84	$.21	$1.55	$1.76	$(.27)	$—	$(.27)	$15.33	12.82%	$7	.41%	.36%	.66%	1.43%
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41	.36	.66	1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41	.36	.65	2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37	.32	.59	1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43	.38	.66	1.45
Class P2:
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66	.61	.91	1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66	.61	.90	1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62	.57	.84	1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68	.63	.91	1.13

See end of tables for footnotes.

358	American Funds Insurance Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	2021	2020	2019	2018	2017
Capital Income Builder	60%	110%	44%	42%	59%
Asset Allocation Fund	45	49	47	34	39
Global Balanced Fund	36	68	60	30	28
The Bond Fund of America	87	72	146	98	153
Capital World Bond Fund	64	88	110	78	74
American Funds Mortgage Fund	38	123	84	60	98
U.S. Government Securities Fund	126	112	103	76	120

Portfolio turnover rate for all share classes	Year ended December 31,
including mortgage dollar roll transactions, if any[15,16]	2021	2020	2019	2018	2017
Global Growth Fund	18%	17%	14%	25%	31%
Global Small Capitalization Fund	29	38	50	43	33
Growth Fund	25	32	21	35	24
International Fund	44	40	32	29	29
New World Fund	43	70	38	58	56
Washington Mutual Investors Fund	90	40	37	49	34
Capital World Growth and Income Fund	85	36	29	49	41
Growth-Income Fund	24	33	27	39	27
International Growth and Income Fund	41	56	28	38	51
Capital Income Builder	93	184	72	98	88
Asset Allocation Fund	124	145	79	86	85
Global Balanced Fund	39	86	74	51	41
The Bond Fund of America	456	461	373	514	502
Capital World Bond Fund	91	145	159	125	105
American High-Income Trust	56	78	58	67	78
American Funds Mortgage Fund	975	1143	350	811	680
U.S. Government Securities Fund	433	867	277	446	551
Ultra-Short Bond Fund	— [17]	— [17]	— [17]	— [17]	— [17]
Managed Risk Growth Fund	32	80	10	7	25
Managed Risk International Fund	24	71	8	8	25
Managed Risk Washington Mutual Investors Fund	16	101	13	11	32
Managed Risk Growth-Income Fund	13	38	6	14	26
Managed Risk Asset Allocation Fund	5	30	8	12	1

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the periods shown CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Class 1A shares began investment operations on January 6, 2017.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[13]	Unaudited.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Refer to Note 5 for further information on mortgage doller rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Insurance Series	359

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM, Capital World Growth and Income Fund®, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America®, Capital World Bond Fund®, American High-Income Trust®, American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund®, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund®, Washington Mutual Investors FundSM (formerly Blue Chip Income and Growth Fund), Capital World Growth and Income Fund® (formerly Global Growth and Income Fund), Growth-Income Fund, International Growth and Income Fund, Capital Income Builder®, Asset Allocation Fund, Global Balanced Fund, The Bond Fund of America® (formerly Bond Fund), Capital World Bond Fund®, American High Income Trust® (formerly High-Income Bond Fund), American Funds Mortgage Fund®, Ultra-Short Bond Fund, U.S. Government Securities Fund® (formerly U.S. Government/ AAA-Rated Securities Fund), Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund (formerly Managed Risk Blue Chip Income and Growth Fund), Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 14, 2022

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

360	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	361

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,044.35	$2.78	.54%
Class 1 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 1A – actual return	1,000.00	1,043.30	4.07	.79
Class 1A – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 2 – actual return	1,000.00	1,043.19	4.07	.79
Class 2 – assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 4 – actual return	1,000.00	1,041.82	5.35	1.04
Class 4 – assumed 5% return	1,000.00	1,019.96	5.30	1.04
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$964.99	$3.67	.74%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 1A – actual return	1,000.00	963.92	4.90	.99
Class 1A – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 2 – actual return	1,000.00	963.99	4.90	.99
Class 2 – assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 – actual return	1,000.00	962.63	6.13	1.24
Class 4 – assumed 5% return	1,000.00	1,018.95	6.31	1.24
Growth Fund
Class 1 – actual return	$1,000.00	$1,082.01	$1.78	.34%
Class 1 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 1A – actual return	1,000.00	1,080.62	3.09	.59
Class 1A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 – actual return	1,000.00	1,080.70	3.09	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 – actual return	1,000.00	1,081.17	2.73	.52
Class 3 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 – actual return	1,000.00	1,079.33	4.40	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84
International Fund
Class 1 – actual return	$1,000.00	$943.19	$2.69	.55%
Class 1 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 1A – actual return	1,000.00	941.93	3.92	.80
Class 1A – assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 2 – actual return	1,000.00	941.65	3.92	.80
Class 2 – assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 3 – actual return	1,000.00	942.13	3.57	.73
Class 3 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 – actual return	1,000.00	940.79	5.14	1.05
Class 4 – assumed 5% return	1,000.00	1,019.91	5.35	1.05
New World Fund
Class 1 – actual return	$1,000.00	$954.20	$2.76	.56%
Class 1 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 1A – actual return	1,000.00	953.19	3.99	.81
Class 1A – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 2 – actual return	1,000.00	953.09	3.99	.81
Class 2 – assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 – actual return	1,000.00	951.85	5.21	1.06
Class 4 – assumed 5% return	1,000.00	1,019.86	5.40	1.06

See end of tables for footnotes.

362	American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio
Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,112.70	$1.38	.26%
Class 1 – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class 1A – actual return	1,000.00	1,110.45	2.71	.51
Class 1A – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 2 – actual return	1,000.00	1,110.86	2.71	.51
Class 2 – assumed 5% return	1,000.00	1,022.63	2.60	.51
Class 4 – actual return	1,000.00	1,109.99	4.04	.76
Class 4 – assumed 5% return	1,000.00	1,021.37	3.87	.76
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,045.13	$2.06	.40%
Class 1 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class 1A – actual return	1,000.00	1,043.44	3.35	.65
Class 1A – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 2 – actual return	1,000.00	1,043.58	3.35	.65
Class 2 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 4 – actual return	1,000.00	1,042.28	4.63	.90
Class 4 – assumed 5% return	1,000.00	1,020.67	4.58	.90
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,088.44	$1.47	.28%
Class 1 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A – actual return	1,000.00	1,087.17	2.79	.53
Class 1A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 – actual return	1,000.00	1,087.22	2.79	.53
Class 2 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 3 – actual return	1,000.00	1,087.58	2.42	.46
Class 3 – assumed 5% return	1,000.00	1,022.89	2.35	.46
Class 4 – actual return	1,000.00	1,085.90	4.10	.78
Class 4 – assumed 5% return	1,000.00	1,021.27	3.97	.78
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$985.45	$3.40	.68%
Class 1 – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class 1A – actual return	1,000.00	984.18	4.65	.93
Class 1A – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 2 – actual return	1,000.00	984.50	4.65	.93
Class 2 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class 4 – actual return	1,000.00	983.27	5.90	1.18
Class 4 – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,049.72	$1.45	.28%
Class 1 – assumed 5% return	1,000.00	1,023.79	1.43	.28
Class 1A – actual return	1,000.00	1,047.66	2.74	.53
Class 1A – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 2 – actual return	1,000.00	1,047.62	2.74	.53
Class 2 – assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 – actual return	1,000.00	1,046.38	4.02	.78
Class 4 – assumed 5% return	1,000.00	1,021.27	3.97	.78

See end of tables for footnotes.

American Funds Insurance Series	363

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,046.97	$1.55	.30%
Class 1 – assumed 5% return	1,000.00	1,023.69	1.53	.30
Class 1A – actual return	1,000.00	1,045.67	2.84	.55
Class 1A – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 – actual return	1,000.00	1,045.76	2.84	.55
Class 2 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 3 – actual return	1,000.00	1,046.17	2.48	.48
Class 3 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 4 – actual return	1,000.00	1,044.27	4.12	.80
Class 4 – assumed 5% return	1,000.00	1,021.17	4.08	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,046.58	$3.77	.73%
Class 1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 1A – actual return	1,000.00	1,045.80	5.05	.98
Class 1A – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 2 – actual return	1,000.00	1,045.42	5.05	.98
Class 2 – assumed 5% return	1,000.00	1,020.27	4.99	.98
Class 4 – actual return	1,000.00	1,043.85	6.34	1.23
Class 4 – assumed 5% return	1,000.00	1,019.00	6.26	1.23
The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,005.34	$1.01	.20%
Class 1 – assumed 5% return	1,000.00	1,024.20	1.02	.20
Class 1A – actual return	1,000.00	1,004.41	2.27	.45
Class 1A – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 2 – actual return	1,000.00	1,005.09	2.27	.45
Class 2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class 4 – actual return	1,000.00	1,003.44	3.53	.70
Class 4 – assumed 5% return	1,000.00	1,021.68	3.57	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$984.22	$2.50	.50%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class 1A – actual return	1,000.00	983.09	3.75	.75
Class 1A – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 2 – actual return	1,000.00	982.87	3.75	.75
Class 2 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class 4 – actual return	1,000.00	981.73	5.00	1.00
Class 4 – assumed 5% return	1,000.00	1,020.16	5.09	1.00
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,019.91	$1.73	.34%
Class 1 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class 1A – actual return	1,000.00	1,018.15	3.00	.59
Class 1A – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 2 – actual return	1,000.00	1,018.05	3.00	.59
Class 2 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class 3 – actual return	1,000.00	1,019.15	2.65	.52
Class 3 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 – actual return	1,000.00	1,017.92	4.27	.84
Class 4 – assumed 5% return	1,000.00	1,020.97	4.28	.84

See end of tables for footnotes.

364	American Funds Insurance Series

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,002.52	$1.36	.27%
Class 1 – assumed 5% return	1,000.00	1,023.84	1.38	.27
Class 1A – actual return	1,000.00	1,001.31	2.62	.52
Class 1A – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 2 – actual return	1,000.00	1,001.35	2.62	.52
Class 2 – assumed 5% return	1,000.00	1,022.58	2.65	.52
Class 4 – actual return	1,000.00	999.57	3.88	.77
Class 4 – assumed 5% return	1,000.00	1,021.32	3.92	.77
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$998.23	$1.91	.38%
Class 1 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 1A – actual return	1,000.00	999.11	1.86	.37
Class 1A – assumed 5% return	1,000.00	1,023.34	1.89	.37
Class 2 – actual return	1,000.00	997.26	3.17	.63
Class 2 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 3 – actual return	1,000.00	998.19	2.82	.56
Class 3 – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 4 – actual return	1,000.00	996.38	4.43	.88
Class 4 – assumed 5% return	1,000.00	1,020.77	4.48	.88
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,008.77	$1.16	.23%
Class 1 – assumed 5% return	1,000.00	1,024.05	1.17	.23
Class 1A – actual return	1,000.00	1,007.74	2.43	.48
Class 1A – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 – actual return	1,000.00	1,007.51	2.43	.48
Class 2 – assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 3 – actual return	1,000.00	1,008.04	2.08	.41
Class 3 – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 4 – actual return	1,000.00	1,007.18	3.69	.73
Class 4 – assumed 5% return	1,000.00	1,021.53	3.72	.73

See end of tables for footnotes.

American Funds Insurance Series	365

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,051.28	$1.86	.36%	$3.57	.69%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.52	.69
Class P2 – actual return	1,000.00	1,049.88	3.20	.62	4.91	.95
Class P2 – assumed 5% return	1,000.00	1,022.08	3.16	.62	4.84	.95
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$935.28	$1.76	.36%	$4.24	.87%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	4.43	.87
Class P2 – actual return	1,000.00	934.05	3.07	.63	5.56	1.14
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.80	1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,076.75	$1.88	.36%	$4.03	.77%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.92	.77
Class P2 – actual return	1,000.00	1,074.57	3.29	.63	5.39	1.03
Class P2 – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.24	1.03
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,059.70	$1.87	.36%	$3.43	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class P2 – actual return	1,000.00	1,057.89	3.16	.61	4.72	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,038.67	$1.85	.36%	$3.39	.66%
Class P1 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.36	.66
Class P2 – actual return	1,000.00	1,037.31	3.13	.61	4.67	.91
Class P2 – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

366	American Funds Insurance Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-today operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds Insurance Series	367

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	86	None
James G. Ellis, 1947	2010	Former Dean and Professor of Marketing, Marshall School of Business, University of Southern California	99	Advanced Merger Partners; EVe Mobility Acquisition Corp (acquisitions of companies in the electric vehicle market); J. G. Boswell (agricultural production); Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	87	None
Mary Davis Holt, 1950	2015–2016; 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	87	None
R. Clark Hooper, 1946	2010	Private investor	91	None
Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	93	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2010	President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Presidential Center	91	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	86	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	86	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Compass Minerals, Inc. (producer of salt and specialty fertilizers); Public Storage, Inc.; Romeo Power, Inc. (manufacturer of batteries for electric vehicles)

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Donald D. O’Neal, 1960 Co-President and Trustee	1998	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]	35	None
Michael C. Gitlin, 1970	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	86	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com/afis. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071. Attention: Secretary.

368	American Funds Insurance Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Alan N. Berro, 1960 Co-President	1998	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Maria Manotok, 1974 Principal Executive Officer	2012	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President and Director, Capital Group International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President – Fund Business Management Group, Capital Research and Management Company
Martin Jacobs, 1962 Vice President	2016	Partner – Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]
Carl M. Kawaja, 1964 Vice President	2008	Partner – Capital World Investors, Capital Research and Management Company; Partner – Capital World Investors, Capital Bank and Trust Company[6]; Chairman and Director, Capital Research and Management Company
Sung Lee, 1966 Vice President	2008	Partner – Capital Research Global Investors, Capital International, Inc.[6]; Director, The Capital Group Companies, Inc.[6]
Keiko McKibben, 1969 Vice President	2010	Partner – Capital Research Global Investors, Capital Research and Management Company
Renaud H. Samyn, 1974 Vice President	2010	Partner – Capital Research Global Investors, Capital International, Inc.[6]
Steven I. Koszalka, 1964 Secretary	2003	Vice President – Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2008	Vice President – Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Senior Vice President – Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in theAmerican Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

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American Funds Insurance Series	375

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

376	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2022, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 27 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series’ superior outcomes
American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 91% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1] Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2021.
[2] Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3] Based on Class 1 share results as of December 31, 2020. Three of our five fixed income funds showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4] Based on management fees for the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2. CODE OF ETHICS.

As of the end of the fiscal year, December 31, 2021, the Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)AUDIT FEES

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended December 31, 2021 and 2020. These fees were billed to the registrant and were approved by the registrant's audit committee:

2021: $1,688,978

2020: $1,704,396

(b)AUDIT RELATED FEES:

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and reviews related to supplemental regulatory filings. Amounts billed to the registrant were as follows:

2021: $79,856

2020: $68,969

In addition, amounts billed to control affiliates for service provider controls reviews were $119,500 and $116,000 for the fiscal years ended December 31, 2021 and 2020, respectively.

(c)TAX FEES:

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to the following for the fiscal years ended December 31, 2021 and 2020. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

2021: $77,514

2020: $75,351

(d)ALL OTHER FEES:

These fees represent other fees for John Hancock Variable Insurance Trust billed to the registrant or to control affiliates.

2021: $14,694

2020: $4,974

The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal period ended December 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,075,452, for the fiscal year ended December 31, 2021 and $1,336,489 for the fiscal year ended December 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre- approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess – Chairman

William H. Cunningham

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)

JOHN HANCOCK
Variable Insurance Trust

Annual report
December 31, 2021

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 9.9%
Diversified telecommunication services – 1.0%
AT&T, Inc.	1,451,242	$35,700,553
Lumen Technologies, Inc.	181,806	2,281,665
Verizon Communications, Inc.	841,500	43,724,340
		81,706,558
Entertainment – 1.6%
Activision Blizzard, Inc.	158,073	10,516,597
Electronic Arts, Inc.	57,843	7,629,492
Live Nation Entertainment, Inc. (A)	26,780	3,205,298
Netflix, Inc. (A)	90,363	54,438,286
Take-Two Interactive Software, Inc. (A)	23,683	4,208,943
The Walt Disney Company (A)	370,961	57,458,149
		137,456,765
Interactive media and services – 6.1%
Alphabet, Inc., Class A (A)	61,280	177,530,611
Alphabet, Inc., Class C (A)	56,936	164,749,440
Match Group, Inc. (A)	58,231	7,701,050
Meta Platforms, Inc., Class A (A)	481,964	162,108,591
Twitter, Inc. (A)	162,191	7,009,895
		519,099,587
Media – 1.0%
Charter Communications, Inc., Class A (A)	25,173	16,412,041
Comcast Corp., Class A	930,968	46,855,619
Discovery, Inc., Series A (A)(B)	34,370	809,070
Discovery, Inc., Series C (A)	61,733	1,413,686
DISH Network Corp., Class A (A)	50,596	1,641,334
Fox Corp., Class A	65,733	2,425,548
Fox Corp., Class B	30,146	1,033,103
News Corp., Class A	79,517	1,774,024
News Corp., Class B	24,750	556,875
Omnicom Group, Inc.	43,579	3,193,033
The Interpublic Group of Companies, Inc.	80,005	2,996,187
ViacomCBS, Inc., Class B	123,135	3,716,214
		82,826,734
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	119,218	13,826,904
		834,916,548
Consumer discretionary – 12.2%
Auto components – 0.1%
Aptiv PLC (A)	54,982	9,069,281
BorgWarner, Inc.	48,739	2,196,667
		11,265,948
Automobiles – 2.5%
Ford Motor Company	797,556	16,565,238
General Motors Company (A)	295,071	17,300,013
Tesla, Inc. (A)	165,680	175,087,310
		208,952,561
Distributors – 0.1%
Genuine Parts Company	29,109	4,081,082
LKQ Corp.	54,953	3,298,829
Pool Corp.	8,151	4,613,466
		11,993,377
Hotels, restaurants and leisure – 1.9%
Booking Holdings, Inc. (A)	8,346	20,023,974
Caesars Entertainment, Inc. (A)	43,381	4,057,425
Carnival Corp. (A)	162,307	3,265,617
Chipotle Mexican Grill, Inc. (A)	5,710	9,982,508
Darden Restaurants, Inc.	26,488	3,990,152
Domino's Pizza, Inc.	7,491	4,227,396
Expedia Group, Inc. (A)	29,532	5,337,023
Hilton Worldwide Holdings, Inc. (A)	56,644	8,835,898
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp. (A)	69,878	$2,630,208
Marriott International, Inc., Class A (A)	55,601	9,187,509
McDonald's Corp.	152,712	40,937,506
MGM Resorts International	81,294	3,648,475
Norwegian Cruise Line Holdings, Ltd. (A)(B)	75,206	1,559,772
Penn National Gaming, Inc. (A)	31,868	1,652,356
Royal Caribbean Cruises, Ltd. (A)	45,556	3,503,256
Starbucks Corp.	239,658	28,032,796
Wynn Resorts, Ltd. (A)	21,395	1,819,431
Yum! Brands, Inc.	60,092	8,344,375
		161,035,677
Household durables – 0.4%
D.R. Horton, Inc.	66,251	7,184,921
Garmin, Ltd.	30,881	4,205,066
Lennar Corp., A Shares	55,833	6,485,561
Mohawk Industries, Inc. (A)	11,365	2,070,476
Newell Brands, Inc.	76,953	1,680,654
NVR, Inc. (A)	643	3,799,403
PulteGroup, Inc.	52,750	3,015,190
Whirlpool Corp.	12,745	2,990,742
		31,432,013
Internet and direct marketing retail – 3.7%
Amazon.com, Inc. (A)	88,834	296,202,760
eBay, Inc.	127,529	8,480,679
Etsy, Inc. (A)	25,727	5,632,669
		310,316,108
Leisure products – 0.0%
Hasbro, Inc.	26,306	2,677,425
Multiline retail – 0.5%
Dollar General Corp.	46,932	11,067,974
Dollar Tree, Inc. (A)	45,406	6,380,451
Target Corp.	99,309	22,984,075
		40,432,500
Specialty retail – 2.3%
Advance Auto Parts, Inc.	13,301	3,190,644
AutoZone, Inc. (A)	4,260	8,930,621
Bath & Body Works, Inc.	53,812	3,755,539
Best Buy Company, Inc.	45,819	4,655,210
CarMax, Inc. (A)	33,117	4,312,827
Lowe's Companies, Inc.	140,974	36,438,960
O'Reilly Automotive, Inc. (A)	13,660	9,647,102
Ross Stores, Inc.	72,587	8,295,242
The Gap, Inc.	43,747	772,135
The Home Depot, Inc.	214,894	89,183,159
The TJX Companies, Inc.	245,225	18,617,482
Tractor Supply Company	23,240	5,545,064
Ulta Beauty, Inc. (A)	11,130	4,589,344
		197,933,329
Textiles, apparel and luxury goods – 0.7%
NIKE, Inc., Class B	259,778	43,297,199
PVH Corp.	14,504	1,546,852
Ralph Lauren Corp.	9,884	1,174,812
Tapestry, Inc.	56,679	2,301,167
Under Armour, Inc., Class A (A)	38,345	812,531
Under Armour, Inc., Class C (A)	42,357	764,120
VF Corp.	66,239	4,850,020
		54,746,701
		1,030,785,639
Consumer staples – 5.7%
Beverages – 1.4%
Brown-Forman Corp., Class B	37,138	2,705,875

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Constellation Brands, Inc., Class A	33,187	$8,328,941
Molson Coors Beverage Company, Class B	38,292	1,774,834
Monster Beverage Corp. (A)	76,324	7,330,157
PepsiCo, Inc.	282,342	49,045,629
The Coca-Cola Company	793,835	47,002,970
		116,188,406
Food and staples retailing – 1.4%
Costco Wholesale Corp.	89,853	51,009,548
Sysco Corp.	103,982	8,167,786
The Kroger Company	138,211	6,255,430
Walgreens Boots Alliance, Inc.	145,925	7,611,448
Walmart, Inc.	290,471	42,028,249
		115,072,461
Food products – 0.8%
Archer-Daniels-Midland Company	113,694	7,684,577
Campbell Soup Company	41,270	1,793,594
Conagra Brands, Inc.	97,630	3,334,065
General Mills, Inc.	123,229	8,303,170
Hormel Foods Corp.	57,293	2,796,471
Kellogg Company	51,964	3,347,521
Lamb Weston Holdings, Inc.	29,496	1,869,456
McCormick & Company, Inc.	50,650	4,893,297
Mondelez International, Inc., Class A	284,114	18,839,599
The Hershey Company	29,559	5,718,780
The J.M. Smucker Company	22,021	2,990,892
The Kraft Heinz Company	144,293	5,180,119
Tyson Foods, Inc., Class A	59,923	5,222,889
		71,974,430
Household products – 1.3%
Church & Dwight Company, Inc.	49,908	5,115,570
Colgate-Palmolive Company	171,449	14,631,458
Kimberly-Clark Corp.	68,449	9,782,731
The Clorox Company	24,962	4,352,374
The Procter & Gamble Company	493,387	80,708,245
		114,590,378
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	47,134	17,449,007
Tobacco – 0.6%
Altria Group, Inc.	374,818	17,762,625
Philip Morris International, Inc.	316,782	30,094,290
		47,856,915
		483,131,597
Energy – 2.6%
Energy equipment and services – 0.2%
Baker Hughes Company	179,896	4,328,298
Halliburton Company	180,998	4,139,424
Schlumberger NV	284,239	8,512,958
		16,980,680
Oil, gas and consumable fuels – 2.4%
APA Corp.	76,835	2,066,093
Chevron Corp.	393,078	46,127,703
ConocoPhillips	268,729	19,396,859
Coterra Energy, Inc.	166,639	3,166,141
Devon Energy Corp.	127,972	5,637,167
Diamondback Energy, Inc.	34,592	3,730,747
EOG Resources, Inc.	118,672	10,541,634
Exxon Mobil Corp.	860,494	52,653,628
Hess Corp.	56,019	4,147,087
Kinder Morgan, Inc.	396,186	6,283,510
Marathon Oil Corp.	160,247	2,631,256
Marathon Petroleum Corp.	125,818	8,051,094
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	180,297	$5,226,810
ONEOK, Inc.	90,583	5,322,657
Phillips 66	89,024	6,450,679
Pioneer Natural Resources Company	46,115	8,387,396
The Williams Companies, Inc.	246,946	6,430,474
Valero Energy Corp.	83,095	6,241,265
		202,492,200
		219,472,880
Financials – 10.4%
Banks – 3.9%
Bank of America Corp.	1,466,663	65,251,837
Citigroup, Inc.	403,692	24,378,960
Citizens Financial Group, Inc.	86,604	4,092,039
Comerica, Inc.	27,221	2,368,227
Fifth Third Bancorp	140,392	6,114,072
First Republic Bank	37,019	7,644,794
Huntington Bancshares, Inc.	300,118	4,627,820
JPMorgan Chase & Co.	601,678	95,275,711
KeyCorp	183,844	4,252,312
M&T Bank Corp.	26,154	4,016,731
People's United Financial, Inc.	86,983	1,550,037
Regions Financial Corp.	194,015	4,229,527
Signature Bank	12,323	3,986,121
SVB Financial Group (A)	11,924	8,087,334
The PNC Financial Services Group, Inc.	86,382	17,321,319
Truist Financial Corp.	271,312	15,885,318
U.S. Bancorp	274,229	15,403,443
Wells Fargo & Company	811,687	38,944,742
Zions Bancorp NA	32,941	2,080,554
		325,510,898
Capital markets – 2.9%
Ameriprise Financial, Inc.	23,119	6,974,078
BlackRock, Inc.	29,079	26,623,569
Cboe Global Markets, Inc.	21,672	2,826,029
CME Group, Inc.	72,996	16,676,666
FactSet Research Systems, Inc.	7,673	3,729,155
Franklin Resources, Inc.	57,236	1,916,834
Intercontinental Exchange, Inc.	114,464	15,655,241
Invesco, Ltd.	69,397	1,597,519
MarketAxess Holdings, Inc.	7,724	3,176,649
Moody's Corp.	32,926	12,860,237
Morgan Stanley	292,315	28,693,640
MSCI, Inc.	16,757	10,266,846
Nasdaq, Inc.	23,790	4,996,138
Northern Trust Corp.	42,357	5,066,321
Raymond James Financial, Inc.	37,644	3,779,458
S&P Global, Inc.	48,985	23,117,491
State Street Corp.	74,316	6,911,388
T. Rowe Price Group, Inc.	46,126	9,070,217
The Bank of New York Mellon Corp.	154,502	8,973,476
The Charles Schwab Corp.	305,132	25,661,601
The Goldman Sachs Group, Inc.	69,142	26,450,272
		245,022,825
Consumer finance – 0.5%
American Express Company	127,815	20,910,534
Capital One Financial Corp.	86,565	12,559,716
Discover Financial Services	58,749	6,789,034
Synchrony Financial	110,579	5,129,760
		45,389,044
Diversified financial services – 1.3%
Berkshire Hathaway, Inc., Class B (A)	372,849	111,481,851
Insurance – 1.8%
Aflac, Inc.	125,425	7,323,566

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American International Group, Inc.	169,174	$9,619,234
Aon PLC, Class A	44,886	13,490,936
Arthur J. Gallagher & Company	42,023	7,130,042
Assurant, Inc.	11,954	1,863,150
Brown & Brown, Inc.	47,508	3,338,862
Chubb, Ltd.	87,619	16,937,629
Cincinnati Financial Corp.	30,468	3,471,219
Everest Re Group, Ltd.	8,104	2,219,848
Globe Life, Inc.	19,021	1,782,648
Lincoln National Corp.	35,905	2,450,875
Loews Corp.	41,311	2,386,123
Marsh & McLennan Companies, Inc.	102,974	17,898,941
MetLife, Inc.	144,037	9,000,872
Principal Financial Group, Inc.	50,733	3,669,518
Prudential Financial, Inc.	76,340	8,263,042
The Allstate Corp.	57,953	6,818,170
The Hartford Financial Services Group, Inc.	70,567	4,871,946
The Progressive Corp.	118,938	12,208,986
The Travelers Companies, Inc.	49,172	7,691,976
W.R. Berkley Corp.	28,506	2,348,609
Willis Towers Watson PLC	25,190	5,982,373
		150,768,565
		878,173,183
Health care – 13.0%
Biotechnology – 1.7%
AbbVie, Inc.	361,059	48,887,389
Amgen, Inc.	114,308	25,715,871
Biogen, Inc. (A)	30,292	7,267,657
Gilead Sciences, Inc.	254,843	18,504,150
Incyte Corp. (A)	38,153	2,800,430
Moderna, Inc. (A)	72,238	18,347,007
Regeneron Pharmaceuticals, Inc. (A)	21,363	13,491,162
Vertex Pharmaceuticals, Inc. (A)	51,576	11,326,090
		146,339,756
Health care equipment and supplies – 2.9%
Abbott Laboratories	360,334	50,713,407
ABIOMED, Inc. (A)	9,224	3,312,984
Align Technology, Inc. (A)	14,935	9,814,983
Baxter International, Inc.	101,609	8,722,117
Becton, Dickinson and Company	58,373	14,679,642
Boston Scientific Corp. (A)	289,406	12,293,967
Dentsply Sirona, Inc.	44,422	2,478,303
DexCom, Inc. (A)	19,665	10,559,122
Edwards Lifesciences Corp. (A)	126,695	16,413,337
Hologic, Inc. (A)	51,523	3,944,601
IDEXX Laboratories, Inc. (A)	17,292	11,386,090
Intuitive Surgical, Inc. (A)	72,501	26,049,609
Medtronic PLC	275,477	28,498,096
ResMed, Inc.	29,577	7,704,217
STERIS PLC	20,277	4,935,625
Stryker Corp.	68,216	18,242,323
Teleflex, Inc.	9,513	3,124,830
The Cooper Companies, Inc.	10,010	4,193,589
Zimmer Biomet Holdings, Inc.	42,448	5,392,594
		242,459,436
Health care providers and services – 2.7%
AmerisourceBergen Corp.	30,408	4,040,919
Anthem, Inc.	49,557	22,971,652
Cardinal Health, Inc.	58,974	3,036,571
Centene Corp. (A)	118,507	9,764,977
Cigna Corp.	67,512	15,502,781
CVS Health Corp.	268,211	27,668,647
DaVita, Inc. (A)	13,633	1,550,890
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HCA Healthcare, Inc.	48,803	$12,538,467
Henry Schein, Inc. (A)	28,393	2,201,309
Humana, Inc.	26,119	12,115,559
Laboratory Corp. of America Holdings (A)	19,655	6,175,798
McKesson Corp.	31,438	7,814,544
Quest Diagnostics, Inc.	24,834	4,296,530
UnitedHealth Group, Inc.	191,653	96,236,637
Universal Health Services, Inc., Class B	15,422	1,999,617
		227,914,898
Health care technology – 0.1%
Cerner Corp.	60,079	5,579,537
Life sciences tools and services – 2.0%
Agilent Technologies, Inc.	61,676	9,846,573
Bio-Rad Laboratories, Inc., Class A (A)	4,368	3,300,330
Bio-Techne Corp.	7,905	4,089,573
Charles River Laboratories International, Inc. (A)	10,243	3,859,358
Danaher Corp.	129,916	42,743,663
Illumina, Inc. (A)	31,856	12,119,297
IQVIA Holdings, Inc. (A)	38,946	10,988,224
Mettler-Toledo International, Inc. (A)	4,699	7,975,190
PerkinElmer, Inc.	25,714	5,170,057
Thermo Fisher Scientific, Inc.	80,336	53,603,393
Waters Corp. (A)	12,472	4,647,067
West Pharmaceutical Services, Inc.	15,037	7,052,503
		165,395,228
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Company	451,656	28,160,752
Catalent, Inc. (A)	34,623	4,432,783
Eli Lilly & Company	161,377	44,575,555
Johnson & Johnson	536,490	91,777,344
Merck & Company, Inc.	514,515	39,432,430
Organon & Company	51,529	1,569,058
Pfizer, Inc.	1,143,733	67,537,434
Viatris, Inc.	245,795	3,325,606
Zoetis, Inc.	96,332	23,507,898
		304,318,860
		1,092,007,715
Industrials – 7.6%
Aerospace and defense – 1.3%
General Dynamics Corp.	47,159	9,831,237
Howmet Aerospace, Inc.	78,461	2,497,414
Huntington Ingalls Industries, Inc.	8,159	1,523,612
L3Harris Technologies, Inc.	39,699	8,465,415
Lockheed Martin Corp.	50,094	17,803,909
Northrop Grumman Corp.	30,590	11,840,471
Raytheon Technologies Corp.	306,484	26,376,013
Textron, Inc.	45,557	3,517,000
The Boeing Company (A)	111,990	22,545,827
TransDigm Group, Inc. (A)	10,642	6,771,292
		111,172,190
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	26,771	2,881,363
Expeditors International of Washington, Inc.	34,531	4,637,168
FedEx Corp.	49,993	12,930,190
United Parcel Service, Inc., Class B	148,029	31,728,536
		52,177,257
Airlines – 0.2%
Alaska Air Group, Inc. (A)	25,454	1,326,153
American Airlines Group, Inc. (A)	131,599	2,363,518
Delta Air Lines, Inc. (A)	130,066	5,082,979
Southwest Airlines Company (A)	120,255	5,151,724

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
United Airlines Holdings, Inc. (A)	65,776	$2,879,673
		16,804,047
Building products – 0.5%
A.O. Smith Corp.	27,073	2,324,217
Allegion PLC	18,231	2,414,514
Carrier Global Corp.	176,365	9,566,038
Fortune Brands Home & Security, Inc.	28,025	2,995,873
Johnson Controls International PLC	144,763	11,770,680
Masco Corp.	50,237	3,527,642
Trane Technologies PLC	48,295	9,757,039
		42,356,003
Commercial services and supplies – 0.4%
Cintas Corp.	17,789	7,883,551
Copart, Inc. (A)	43,277	6,561,659
Republic Services, Inc.	42,708	5,955,631
Rollins, Inc.	46,008	1,573,934
Waste Management, Inc.	78,743	13,142,207
		35,116,982
Construction and engineering – 0.1%
Quanta Services, Inc.	28,283	3,242,929
Electrical equipment – 0.5%
AMETEK, Inc.	46,994	6,909,998
Eaton Corp. PLC	81,018	14,001,531
Emerson Electric Company	121,506	11,296,413
Generac Holdings, Inc. (A)	12,830	4,515,134
Rockwell Automation, Inc.	23,583	8,226,930
		44,950,006
Industrial conglomerates – 1.0%
3M Company	117,611	20,891,242
General Electric Company	223,106	21,076,824
Honeywell International, Inc.	140,327	29,259,583
Roper Technologies, Inc.	21,428	10,539,576
		81,767,225
Machinery – 1.5%
Caterpillar, Inc.	110,069	22,755,665
Cummins, Inc.	29,189	6,367,288
Deere & Company	57,698	19,784,067
Dover Corp.	29,261	5,313,798
Fortive Corp.	72,845	5,557,345
IDEX Corp.	15,447	3,650,435
Illinois Tool Works, Inc.	58,257	14,377,828
Ingersoll Rand, Inc.	82,354	5,095,242
Otis Worldwide Corp.	86,745	7,552,887
PACCAR, Inc.	70,565	6,228,067
Parker-Hannifin Corp.	26,231	8,344,606
Pentair PLC	33,712	2,461,987
Snap-on, Inc.	10,970	2,362,719
Stanley Black & Decker, Inc.	33,123	6,247,660
Wabtec Corp.	38,422	3,539,050
Xylem, Inc.	36,619	4,391,350
		124,029,994
Professional services – 0.4%
Equifax, Inc.	24,764	7,250,652
IHS Markit, Ltd.	81,020	10,769,178
Jacobs Engineering Group, Inc.	26,487	3,687,785
Leidos Holdings, Inc.	28,774	2,558,009
Nielsen Holdings PLC	72,928	1,495,753
Robert Half International, Inc.	22,758	2,537,972
Verisk Analytics, Inc.	32,795	7,501,200
		35,800,549
Road and rail – 0.9%
CSX Corp.	451,557	16,978,543
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
JB Hunt Transport Services, Inc.	17,105	$3,496,262
Norfolk Southern Corp.	49,351	14,692,286
Old Dominion Freight Line, Inc.	19,067	6,833,231
Union Pacific Corp.	130,873	32,970,835
		74,971,157
Trading companies and distributors – 0.2%
Fastenal Company	116,818	7,483,361
United Rentals, Inc. (A)	14,714	4,889,315
W.W. Grainger, Inc.	8,891	4,607,672
		16,980,348
		639,368,687
Information technology – 28.4%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	45,532	6,545,225
Cisco Systems, Inc.	860,625	54,537,806
F5, Inc. (A)	12,259	2,999,900
Juniper Networks, Inc.	66,088	2,360,002
Motorola Solutions, Inc.	34,416	9,350,827
		75,793,760
Electronic equipment, instruments and components – 0.7%
Amphenol Corp., Class A	121,584	10,633,737
CDW Corp.	27,947	5,722,987
Corning, Inc.	156,228	5,816,368
IPG Photonics Corp. (A)	7,285	1,254,040
Keysight Technologies, Inc. (A)	37,445	7,732,767
TE Connectivity, Ltd.	66,667	10,756,054
Teledyne Technologies, Inc. (A)	9,473	4,138,659
Trimble, Inc. (A)	51,143	4,459,158
Zebra Technologies Corp., Class A (A)	10,854	6,460,301
		56,974,071
IT services – 4.3%
Accenture PLC, Class A	128,892	53,432,179
Akamai Technologies, Inc. (A)	33,096	3,873,556
Automatic Data Processing, Inc.	85,993	21,204,154
Broadridge Financial Solutions, Inc.	23,612	4,316,746
Cognizant Technology Solutions Corp., Class A	106,830	9,477,958
DXC Technology Company (A)	51,201	1,648,160
EPAM Systems, Inc. (A)	11,569	7,733,298
Fidelity National Information Services, Inc.	123,268	13,454,702
Fiserv, Inc. (A)	121,137	12,572,809
FleetCor Technologies, Inc. (A)	16,790	3,758,274
Gartner, Inc. (A)	17,002	5,684,109
Global Payments, Inc.	59,706	8,071,057
IBM Corp.	182,182	24,350,446
Jack Henry & Associates, Inc.	15,098	2,521,215
Mastercard, Inc., Class A	177,067	63,623,714
Paychex, Inc.	65,092	8,885,058
PayPal Holdings, Inc. (A)	238,831	45,038,750
VeriSign, Inc. (A)	19,783	5,021,321
Visa, Inc., Class A	341,602	74,028,569
		368,696,075
Semiconductors and semiconductor equipment – 6.2%
Advanced Micro Devices, Inc. (A)	246,542	35,477,394
Analog Devices, Inc.	109,330	19,216,934
Applied Materials, Inc.	183,795	28,921,981
Broadcom, Inc.	83,777	55,746,054
Enphase Energy, Inc. (A)	27,362	5,005,604
Intel Corp.	829,415	42,714,873
KLA Corp.	31,045	13,352,765
Lam Research Corp.	28,615	20,578,477
Microchip Technology, Inc.	114,171	9,939,727
Micron Technology, Inc.	228,815	21,314,117

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Monolithic Power Systems, Inc.	8,773	$4,327,984
NVIDIA Corp.	509,181	149,755,224
NXP Semiconductors NV	53,890	12,275,064
Qorvo, Inc. (A)	22,590	3,532,850
QUALCOMM, Inc.	227,985	41,691,617
Skyworks Solutions, Inc.	33,567	5,207,584
SolarEdge Technologies, Inc. (A)	10,695	3,000,696
Teradyne, Inc.	33,532	5,483,488
Texas Instruments, Inc.	187,647	35,365,830
Xilinx, Inc.	50,299	10,664,897
		523,573,160
Software – 9.3%
Adobe, Inc. (A)	96,831	54,908,987
ANSYS, Inc. (A)	17,735	7,113,863
Autodesk, Inc. (A)	44,719	12,574,536
Cadence Design Systems, Inc. (A)	56,257	10,483,492
Ceridian HCM Holding, Inc. (A)	27,414	2,863,666
Citrix Systems, Inc.	25,251	2,388,492
Fortinet, Inc. (A)	27,552	9,902,189
Intuit, Inc.	57,699	37,113,151
Microsoft Corp.	1,529,179	514,293,481
NortonLifeLock, Inc.	118,147	3,069,459
Oracle Corp.	328,556	28,653,369
Paycom Software, Inc. (A)	9,771	4,056,821
PTC, Inc. (A)	21,473	2,601,454
salesforce.com, Inc. (A)	199,452	50,686,737
ServiceNow, Inc. (A)	40,642	26,381,129
Synopsys, Inc. (A)	31,012	11,427,922
Tyler Technologies, Inc. (A)	8,302	4,466,061
		782,984,809
Technology hardware, storage and peripherals – 7.0%
Apple, Inc.	3,174,353	563,669,851
Hewlett Packard Enterprise Company	265,437	4,185,941
HP, Inc.	234,477	8,832,749
NetApp, Inc.	45,532	4,188,489
Seagate Technology Holdings PLC	42,561	4,808,542
Western Digital Corp. (A)	62,288	4,061,800
		589,747,372
		2,397,769,247
Materials – 2.5%
Chemicals – 1.7%
Air Products & Chemicals, Inc.	44,994	13,689,874
Albemarle Corp.	23,771	5,556,947
Celanese Corp.	22,585	3,795,635
CF Industries Holdings, Inc.	43,720	3,094,502
Corteva, Inc.	149,227	7,055,453
Dow, Inc.	151,582	8,597,731
DuPont de Nemours, Inc.	106,314	8,588,045
Eastman Chemical Company	27,599	3,336,995
Ecolab, Inc.	50,589	11,867,674
FMC Corp.	26,159	2,874,613
International Flavors & Fragrances, Inc.	52,304	7,879,598
Linde PLC	104,240	36,111,863
LyondellBasell Industries NV, Class A	53,714	4,954,042
PPG Industries, Inc.	48,244	8,319,195
The Mosaic Company	76,965	3,023,955
The Sherwin-Williams Company	49,236	17,338,950
		146,085,072
Construction materials – 0.1%
Martin Marietta Materials, Inc.	12,678	5,584,913
500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	26,967	$5,597,810
		11,182,723
Containers and packaging – 0.3%
Amcor PLC	313,377	3,763,658
Avery Dennison Corp.	16,846	3,648,338
Ball Corp.	66,385	6,390,884
International Paper Company	79,439	3,732,044
Packaging Corp. of America	19,308	2,628,784
Sealed Air Corp.	30,466	2,055,541
Westrock Company	54,270	2,407,417
		24,626,666
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	298,392	12,451,898
Newmont Corp.	162,427	10,073,723
Nucor Corp.	57,443	6,557,118
		29,082,739
		210,977,200
Real estate – 2.7%
Equity real estate investment trusts – 2.6%
Alexandria Real Estate Equities, Inc.	29,297	6,532,059
American Tower Corp.	92,510	27,059,175
AvalonBay Communities, Inc.	28,378	7,167,999
Boston Properties, Inc.	28,885	3,326,974
Crown Castle International Corp.	87,846	18,336,974
Digital Realty Trust, Inc.	57,439	10,159,236
Duke Realty Corp.	76,900	5,047,716
Equinix, Inc.	18,540	15,681,874
Equity Residential	69,260	6,268,030
Essex Property Trust, Inc.	13,219	4,656,128
Extra Space Storage, Inc.	27,197	6,166,376
Federal Realty Investment Trust	14,226	1,939,288
Healthpeak Properties, Inc.	109,548	3,953,587
Host Hotels & Resorts, Inc. (A)	145,119	2,523,619
Iron Mountain, Inc.	58,834	3,078,783
Kimco Realty Corp.	124,700	3,073,855
Mid-America Apartment Communities, Inc.	23,582	5,410,654
Prologis, Inc.	150,257	25,297,269
Public Storage	30,986	11,606,116
Realty Income Corp.	115,405	8,261,844
Regency Centers Corp.	31,075	2,341,501
SBA Communications Corp.	22,267	8,662,308
Simon Property Group, Inc.	66,792	10,671,358
UDR, Inc.	60,802	3,647,512
Ventas, Inc.	79,976	4,088,373
Vornado Realty Trust	32,316	1,352,748
Welltower, Inc.	88,867	7,622,123
Weyerhaeuser Company	152,398	6,275,750
		220,209,229
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	68,240	7,404,722
		227,613,951
Utilities – 2.4%
Electric utilities – 1.6%
Alliant Energy Corp.	50,866	3,126,733
American Electric Power Company, Inc.	104,472	9,294,874
Duke Energy Corp.	156,372	16,403,423
Edison International	77,177	5,267,330
Entergy Corp.	40,845	4,601,189
Evergy, Inc.	46,606	3,197,638
Eversource Energy	69,847	6,354,680
Exelon Corp.	198,750	11,479,800
FirstEnergy Corp.	110,610	4,600,270
NextEra Energy, Inc.	401,387	37,473,490

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

500 Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
NRG Energy, Inc.	49,752	$2,143,316
Pinnacle West Capital Corp.	22,924	1,618,205
PPL Corp.	156,426	4,702,166
The Southern Company	215,212	14,759,239
Xcel Energy, Inc.	109,440	7,409,088
		132,431,441
Gas utilities – 0.0%
Atmos Energy Corp.	26,584	2,785,206
Independent power and renewable electricity producers – 0.0%
The AES Corp.	135,441	3,291,216
Multi-utilities – 0.7%
Ameren Corp.	52,266	4,652,197
CenterPoint Energy, Inc.	129,183	3,605,498
CMS Energy Corp.	58,874	3,829,754
Consolidated Edison, Inc.	71,827	6,128,280
Dominion Energy, Inc.	164,329	12,909,686
DTE Energy Company	39,381	4,707,605
NiSource, Inc.	79,760	2,202,174
Public Service Enterprise Group, Inc.	102,761	6,857,242
Sempra Energy	64,905	8,585,633
WEC Energy Group, Inc.	64,114	6,223,546
		59,701,615
Water utilities – 0.1%
American Water Works Company, Inc.	36,890	6,967,045
		205,176,523
TOTAL COMMON STOCKS (Cost $2,827,877,112)		$8,219,393,170
SHORT-TERM INVESTMENTS – 2.8%
U.S. Government – 0.1%
U.S. Treasury Bill
0.010%, 02/22/2022 *	$8,000,000	7,999,806
0.045%, 02/17/2022 *	2,000,000	1,999,925
		9,999,731
500 Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 2.6%
Federal Home Loan Bank Discount Note
0.030%, 02/02/2022 *	$65,000,000	$64,998,917
0.030%, 03/01/2022 *	27,000,000	26,997,863
0.035%, 01/12/2022 *	10,000,000	9,999,975
0.045%, 02/16/2022 *	75,000,000	74,998,167
Tennessee Valley Authority Discount Note
0.030%, 01/05/2022 *	35,150,000	35,149,980
0.031%, 01/12/2022 *	8,000,000	7,999,980
		220,144,882
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.1697% (C)(D)	243,230	2,433,032
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $9,180,000 on 1-3-22, collateralized by $9,459,000 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $9,363,672)	$9,180,000	9,180,000
TOTAL SHORT-TERM INVESTMENTS (Cost $241,755,534)		$241,757,645
Total Investments (500 Index Trust) (Cost $3,069,632,646) – 100.2%		$8,461,150,815
Other assets and liabilities, net – (0.2%)		(20,338,627)
TOTAL NET ASSETS – 100.0%		$8,440,812,188
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	935	Long	Mar 2022	$217,971,239	$222,459,875	$4,488,636
						$4,488,636

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
American Asset Allocation Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Asset Allocation Fund - Class 1	48,939,797	$1,423,169,307
TOTAL INVESTMENT COMPANIES (Cost $995,830,895)		$1,423,169,307
Total Investments (American Asset Allocation Trust) (Cost $995,830,895) - 100.0%		$1,423,169,307
Other assets and liabilities, net - (0.0%)		(23,206)
TOTAL NET ASSETS - 100.0%		$1,423,146,101
American Global Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Global Growth Fund - Class 1	5,511,001	$250,530,109
TOTAL INVESTMENT COMPANIES (Cost $157,748,280)		$250,530,109
Total Investments (American Global Growth Trust) (Cost $157,748,280) - 100.0%		$250,530,109
Other assets and liabilities, net - (0.0%)		(14,594)
TOTAL NET ASSETS - 100.0%		$250,515,515

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

American Growth Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth Fund - Class 1	8,703,196	$1,110,353,743
TOTAL INVESTMENT COMPANIES (Cost $675,900,572)		$1,110,353,743
Total Investments (American Growth Trust) (Cost $675,900,572) - 100.0%		$1,110,353,743
Other assets and liabilities, net - (0.0%)		(23,313)
TOTAL NET ASSETS - 100.0%		$1,110,330,430
American Growth-Income Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American Growth-Income Fund - Class 1	16,197,870	$1,090,926,541
TOTAL INVESTMENT COMPANIES (Cost $752,530,914)		$1,090,926,541
Total Investments (American Growth-Income Trust) (Cost $752,530,914) - 100.0%		$1,090,926,541
Other assets and liabilities, net - (0.0%)		(23,786)
TOTAL NET ASSETS - 100.0%		$1,090,902,755
American International Trust
	Shares or Principal Amount	Value
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - 100.0%
American International Fund - Class 1	20,899,308	$474,414,300
TOTAL INVESTMENT COMPANIES (Cost $398,270,114)		$474,414,300
Total Investments (American International Trust) (Cost $398,270,114) - 100.0%		$474,414,300
Other assets and liabilities, net - (0.0%)		(18,189)
TOTAL NET ASSETS - 100.0%		$474,396,111
Blue Chip Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 23.3%
Entertainment – 4.1%
Netflix, Inc. (A)	73,354	$44,191,384
Roku, Inc. (A)	9,790	2,234,078
Sea, Ltd., ADR (A)	170,228	38,081,706
Spotify Technology SA (A)	31,898	7,465,089
The Walt Disney Company (A)	54,671	8,467,991
		100,440,248
Interactive media and services – 19.0%
Alphabet, Inc., Class A (A)	11,438	33,136,344
Alphabet, Inc., Class C (A)	74,566	215,763,432
Meta Platforms, Inc., Class A (A)	481,395	161,917,208
Pinterest, Inc., Class A (A)	239,780	8,716,003
Snap, Inc., Class A (A)	640,504	30,122,903
Tencent Holdings, Ltd.	204,500	11,932,800
		461,588,690
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	41,049	4,760,863
		566,789,801
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer discretionary – 19.7%
Automobiles – 3.6%
Rivian Automotive, Inc., Class A (A)(B)	100,399	$10,410,369
Tesla, Inc. (A)	73,856	78,049,544
		88,459,913
Hotels, restaurants and leisure – 1.4%
Booking Holdings, Inc. (A)	4,891	11,734,634
Chipotle Mexican Grill, Inc. (A)	9,959	17,410,822
Starbucks Corp.	49,286	5,764,983
		34,910,439
Internet and direct marketing retail – 10.5%
Amazon.com, Inc. (A)	71,589	238,702,066
Delivery Hero SE (A)(C)	19,585	2,167,874
DoorDash, Inc., Class A (A)	99,257	14,779,367
		255,649,307
Multiline retail – 0.7%
Dollar General Corp.	68,430	16,137,847
Specialty retail – 1.9%
Carvana Company (A)	99,232	23,000,985
Ross Stores, Inc.	154,675	17,676,259
The TJX Companies, Inc.	60,368	4,583,139
		45,260,383
Textiles, apparel and luxury goods – 1.6%
Lululemon Athletica, Inc. (A)	47,006	18,400,499
NIKE, Inc., Class B	119,071	19,845,564
		38,246,063
		478,663,952
Financials – 2.7%
Capital markets – 2.2%
MSCI, Inc.	4,800	2,940,912
S&P Global, Inc.	34,861	16,451,952
The Charles Schwab Corp.	132,455	11,139,466
The Goldman Sachs Group, Inc.	61,180	23,404,409
		53,936,739
Insurance – 0.5%
Chubb, Ltd.	34,386	6,647,158
Marsh & McLennan Companies, Inc.	24,015	4,174,287
		10,821,445
		64,758,184
Health care – 9.8%
Health care equipment and supplies – 2.7%
Align Technology, Inc. (A)	6,262	4,115,261
Intuitive Surgical, Inc. (A)	110,441	39,681,451
Stryker Corp.	63,260	16,916,989
Teleflex, Inc.	16,336	5,366,049
		66,079,750
Health care providers and services – 3.0%
HCA Healthcare, Inc.	77,659	19,952,150
Humana, Inc.	16,567	7,684,769
UnitedHealth Group, Inc.	92,807	46,602,107
		74,239,026
Health care technology – 0.3%
Veeva Systems, Inc., Class A (A)	26,163	6,684,123
Life sciences tools and services – 1.8%
Danaher Corp.	84,424	27,776,340
Thermo Fisher Scientific, Inc.	23,075	15,396,563
		43,172,903
Pharmaceuticals – 2.0%
AstraZeneca PLC, ADR	91,403	5,324,225
Eli Lilly & Company	96,379	26,621,807

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Zoetis, Inc.	64,670	$15,781,420
		47,727,452
		237,903,254
Industrials – 1.4%
Commercial services and supplies – 0.4%
Cintas Corp.	6,473	2,868,639
Copart, Inc. (A)	43,750	6,633,375
		9,502,014
Industrial conglomerates – 0.7%
General Electric Company	70,170	6,628,960
Roper Technologies, Inc.	23,062	11,343,275
		17,972,235
Professional services – 0.3%
CoStar Group, Inc. (A)	2,224	175,763
Equifax, Inc.	11,765	3,444,674
TransUnion	31,400	3,723,412
		7,343,849
		34,818,098
Information technology – 42.4%
Electronic equipment, instruments and components – 0.2%
TE Connectivity, Ltd.	27,158	4,381,672
IT services – 8.1%
Affirm Holdings, Inc. (A)	72,527	7,293,315
Block, Inc. (A)	85,384	13,790,370
Fiserv, Inc. (A)	103,704	10,763,438
Mastercard, Inc., Class A	122,850	44,142,462
MongoDB, Inc. (A)	30,425	16,105,474
PayPal Holdings, Inc. (A)	121,943	22,996,011
Shopify, Inc., Class A (A)	11,582	15,952,931
Snowflake, Inc., Class A (A)	13,684	4,635,455
Toast, Inc., Class A (A)(B)	9,984	346,545
Twilio, Inc., Class A (A)	13,023	3,429,477
Visa, Inc., Class A	258,965	56,120,305
		195,575,783
Semiconductors and semiconductor equipment – 6.9%
Advanced Micro Devices, Inc. (A)	208,901	30,060,854
ASML Holding NV, NYRS	25,511	20,310,328
Marvell Technology, Inc.	135,434	11,849,121
Monolithic Power Systems, Inc.	15,644	7,717,655
NVIDIA Corp.	269,453	79,248,822
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	61,323	7,377,770
Texas Instruments, Inc.	58,008	10,932,768
		167,497,318
Software – 19.5%
Atlassian Corp. PLC, Class A (A)	28,537	10,880,873
Bill.com Holdings, Inc. (A)	32,925	8,203,264
Coupa Software, Inc. (A)	23,198	3,666,444
Crowdstrike Holdings, Inc., Class A (A)	11,473	2,349,097
Datadog, Inc., Class A (A)	37,036	6,596,482
DocuSign, Inc. (A)	47,844	7,287,120
Fortinet, Inc. (A)	43,073	15,480,436
HashiCorp, Inc., Class A (A)	18,641	1,697,077
Intuit, Inc.	76,314	49,086,691
Microsoft Corp.	805,106	270,773,250
Paycom Software, Inc. (A)	4,829	2,004,953
salesforce.com, Inc. (A)	19,393	4,928,343
ServiceNow, Inc. (A)	86,268	55,997,421
Synopsys, Inc. (A)	68,459	25,227,142
Blue Chip Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zoom Video Communications, Inc., Class A (A)	56,718	$10,431,007
		474,609,600
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	1,057,103	187,709,780
		1,029,774,153
Materials – 0.3%
Chemicals – 0.3%
Linde PLC	19,595	6,788,296
The Sherwin-Williams Company	4,273	1,504,780
		8,293,076
Real estate – 0.1%
Real estate management and development – 0.1%
Opendoor Technologies, Inc. (A)	212,700	3,107,547
TOTAL COMMON STOCKS (Cost $1,406,021,622)		$2,424,108,065
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
John Hancock Collateral Trust, 0.1697% (D)(E)	798,574	7,988,139
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	500,015	500,015
T. Rowe Price Government Reserve Fund, 0.0570% (D)	6,897,060	6,897,060
TOTAL SHORT-TERM INVESTMENTS (Cost $15,385,214)		$15,385,214
Total Investments (Blue Chip Growth Trust) (Cost $1,421,406,836) – 100.3%		$2,439,493,279
Other assets and liabilities, net – (0.3%)		(8,422,541)
TOTAL NET ASSETS – 100.0%		$2,431,070,738
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.6%
Communication services – 15.8%
Entertainment – 4.9%
Netflix, Inc. (A)	40,051	$24,128,324
ROBLOX Corp., Class A (A)	66,343	6,843,944
Sea, Ltd., ADR (A)	25,605	5,728,095
Spotify Technology SA (A)	8,550	2,000,957
		38,701,320
Interactive media and services – 10.9%
Alphabet, Inc., Class A (A)	8,559	24,795,765
Alphabet, Inc., Class C (A)	8,553	24,748,875

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
Match Group, Inc. (A)	61,209	$8,094,890
Meta Platforms, Inc., Class A (A)	47,923	16,118,901
Snap, Inc., Class A (A)	204,883	9,635,647
ZoomInfo Technologies, Inc. (A)	52,058	3,342,124
		86,736,202
		125,437,522
Consumer discretionary – 27.8%
Automobiles – 7.3%
Tesla, Inc. (A)	54,924	58,042,585
Hotels, restaurants and leisure – 3.1%
Airbnb, Inc., Class A (A)	56,613	9,425,498
Chipotle Mexican Grill, Inc. (A)	5,169	9,036,704
Marriott International, Inc., Class A (A)	37,771	6,241,280
		24,703,482
Internet and direct marketing retail – 7.2%
Amazon.com, Inc. (A)	14,451	48,184,546
MercadoLibre, Inc. (A)	6,736	9,082,822
		57,267,368
Multiline retail – 1.2%
Target Corp.	43,351	10,033,155
Specialty retail – 2.7%
The Home Depot, Inc.	27,241	11,305,287
The TJX Companies, Inc.	130,652	9,919,100
		21,224,387
Textiles, apparel and luxury goods – 6.3%
Kering SA	12,032	9,653,894
Lululemon Athletica, Inc. (A)	22,128	8,662,006
LVMH Moet Hennessy Louis Vuitton SE	19,955	16,491,483
NIKE, Inc., Class B	91,893	15,315,806
		50,123,189
		221,394,166
Consumer staples – 3.4%
Food and staples retailing – 1.5%
Costco Wholesale Corp.	20,160	11,444,832
Personal products – 1.9%
The Estee Lauder Companies, Inc., Class A	41,386	15,321,097
		26,765,929
Financials – 2.3%
Capital markets – 2.3%
KKR & Company, Inc.	53,070	3,953,715
S&P Global, Inc.	13,440	6,342,739
The Goldman Sachs Group, Inc.	20,039	7,665,919
		17,962,373
Health care – 5.8%
Biotechnology – 0.5%
BioNTech SE, ADR (A)(B)	15,800	4,073,240
Health care equipment and supplies – 1.3%
DexCom, Inc. (A)	10,442	5,606,832
Intuitive Surgical, Inc. (A)	12,058	4,332,439
		9,939,271
Health care providers and services – 1.1%
UnitedHealth Group, Inc.	17,767	8,921,521
Life sciences tools and services – 1.1%
Danaher Corp.	27,727	9,122,460
Pharmaceuticals – 1.8%
Eli Lilly & Company	52,005	14,364,821
		46,421,313
Capital Appreciation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 1.8%
Road and rail – 1.8%
Uber Technologies, Inc. (A)	344,511	$14,445,346
Information technology – 42.7%
IT services – 13.9%
Adyen NV (A)(C)	5,202	13,655,248
Block, Inc. (A)	63,362	10,233,597
Mastercard, Inc., Class A	33,909	12,184,182
Okta, Inc. (A)	17,641	3,954,583
PayPal Holdings, Inc. (A)	43,119	8,131,381
Shopify, Inc., Class A (A)	24,107	33,204,741
Snowflake, Inc., Class A (A)	31,290	10,599,488
Twilio, Inc., Class A (A)	21,635	5,697,361
Visa, Inc., Class A	60,726	13,159,931
		110,820,512
Semiconductors and semiconductor equipment – 6.8%
NVIDIA Corp.	152,089	44,730,896
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	76,050	9,149,576
		53,880,472
Software – 16.1%
Adobe, Inc. (A)	40,793	23,132,079
Atlassian Corp. PLC, Class A (A)	37,773	14,402,467
Crowdstrike Holdings, Inc., Class A (A)	48,070	9,842,333
HubSpot, Inc. (A)	6,105	4,024,111
Microsoft Corp.	122,452	41,183,057
salesforce.com, Inc. (A)	88,951	22,605,118
The Trade Desk, Inc., Class A (A)	87,481	8,016,759
Workday, Inc., Class A (A)	18,675	5,101,637
		128,307,561
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	264,752	47,012,013
		340,020,558
TOTAL COMMON STOCKS (Cost $523,253,478)		$792,447,207
SHORT-TERM INVESTMENTS – 0.4%
Short-term funds – 0.4%
John Hancock Collateral Trust, 0.1697% (D)(E)	10,465	104,677
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	3,383,413	3,383,413
TOTAL SHORT-TERM INVESTMENTS (Cost $3,488,108)		$3,488,090
Total Investments (Capital Appreciation Trust) (Cost $526,741,586) – 100.0%		$795,935,297
Other assets and liabilities, net – (0.0%)		(317,788)
TOTAL NET ASSETS – 100.0%		$795,617,509
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 72.0%
Communication services – 6.6%
Interactive media and services – 6.6%
Alphabet, Inc., Class A (A)(B)	3,987	$11,550,498
Alphabet, Inc., Class C (A)(B)	5,466	15,816,363
Meta Platforms, Inc., Class A (B)	15,091	5,075,858
		32,442,719
Consumer discretionary – 10.4%
Hotels, restaurants and leisure – 5.1%
Hilton Worldwide Holdings, Inc. (A)(B)	20,907	3,261,283
Marriott International, Inc., Class A (A)(B)	15,178	2,508,013
McDonald's Corp. (A)	4,916	1,317,832
Yum! Brands, Inc.	132,659	18,421,029
		25,508,157
Internet and direct marketing retail – 5.3%
Amazon.com, Inc. (A)(B)	7,802	26,014,521
Specialty retail – 0.0%
Ross Stores, Inc. (A)	1,800	205,704
		51,728,382
Consumer staples – 1.9%
Beverages – 1.9%
Keurig Dr. Pepper, Inc.	206,142	7,598,394
PepsiCo, Inc.	5,300	920,663
The Coca-Cola Company (A)	18,100	1,071,701
		9,590,758
Financials – 9.4%
Banks – 5.4%
Bank of America Corp. (A)	172,937	7,693,967
The PNC Financial Services Group, Inc.	94,931	19,035,564
		26,729,531
Capital markets – 1.5%
CME Group, Inc.	3,800	868,148
Intercontinental Exchange, Inc.	49,266	6,738,111
		7,606,259
Insurance – 2.5%
Marsh & McLennan Companies, Inc.	70,982	12,338,091
		46,673,881
Health care – 16.4%
Health care equipment and supplies – 2.5%
Becton, Dickinson and Company	40,802	10,260,887
Hologic, Inc. (B)	25,192	1,928,700
Medtronic PLC (A)	3,800	393,110
		12,582,697
Health care providers and services – 6.4%
Humana, Inc.	29,445	13,658,358
UnitedHealth Group, Inc.	35,969	18,061,474
		31,719,832
Life sciences tools and services – 7.5%
Danaher Corp. (A)	33,997	11,185,353
PerkinElmer, Inc.	42,000	8,444,520
Thermo Fisher Scientific, Inc.	26,069	17,394,280
		37,024,153
		81,326,682
Industrials – 7.3%
Aerospace and defense – 0.4%
Lockheed Martin Corp.	2,700	959,607
Northrop Grumman Corp. (A)	2,000	774,140
		1,733,747
Commercial services and supplies – 1.3%
Aurora Innovation, Inc. (B)(C)	145,000	1,632,700
Waste Connections, Inc.	34,511	4,702,814
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc. (A)	1,300	$216,970
		6,552,484
Industrial conglomerates – 4.9%
General Electric Company	233,930	22,099,367
Roper Technologies, Inc.	4,090	2,011,707
		24,111,074
Machinery – 0.7%
Ingersoll Rand, Inc.	58,254	3,604,175
Professional services – 0.0%
TransUnion	951	112,770
		36,114,250
Information technology – 13.8%
Communications equipment – 0.4%
Cisco Systems, Inc.	29,700	1,882,089
Electronic equipment, instruments and components – 1.1%
TE Connectivity, Ltd.	26,941	4,346,661
Teledyne Technologies, Inc. (B)	2,093	914,411
		5,261,072
IT services – 2.0%
Fiserv, Inc. (A)(B)	12,777	1,326,125
FleetCor Technologies, Inc. (B)	12,782	2,861,123
Mastercard, Inc., Class A	2,200	790,504
Visa, Inc., Class A (A)	24,200	5,244,382
		10,222,134
Semiconductors and semiconductor equipment – 0.2%
NXP Semiconductors NV	4,500	1,025,010
Software – 9.1%
Microsoft Corp. (A)	112,880	37,963,795
salesforce.com, Inc. (B)	28,220	7,171,549
		45,135,344
Technology hardware, storage and peripherals – 1.0%
Apple, Inc.	26,979	4,790,661
		68,316,310
Utilities – 6.2%
Electric utilities – 1.8%
American Electric Power Company, Inc.	27,949	2,486,623
Exelon Corp.	110,838	6,402,003
		8,888,626
Multi-utilities – 4.4%
Ameren Corp.	99,280	8,836,913
CMS Energy Corp.	79,835	5,193,267
Public Service Enterprise Group, Inc.	119,540	7,976,904
		22,007,084
		30,895,710
TOTAL COMMON STOCKS (Cost $262,170,798)		$357,088,692
PREFERRED SECURITIES – 0.8%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	1,000	25,480
Utilities – 0.8%
Electric utilities – 0.2%
American Electric Power Company, Inc., 6.125%	12,402	621,588
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	22,431	562,121
		1,183,709
Multi-utilities – 0.6%
CMS Energy Corp., 5.875%	33,067	884,542

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Multi-utilities (continued)
CMS Energy Corp., 5.875% (C)	40,379	$1,086,195
NiSource, Inc., 7.750%	6,487	726,479
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	10,867	295,800
		2,993,016
		4,176,725
TOTAL PREFERRED SECURITIES (Cost $3,959,807)		$4,202,205
CORPORATE BONDS - 7.2%
Communication services - 3.1%
Altice France Holding SA 10.500%, 05/15/2027 (D)	$450,000	483,750
CCO Holdings LLC
4.000%, 03/01/2023 (D)	416,000	416,017
5.000%, 02/01/2028 (D)	2,595,000	2,698,800
5.125%, 05/01/2027 (D)	2,381,000	2,452,430
Netflix, Inc.
4.375%, 11/15/2026	1,260,000	1,395,450
4.875%, 04/15/2028	1,790,000	2,040,600
4.875%, 06/15/2030 (D)	40,000	46,650
5.500%, 02/15/2022	45,000	45,248
5.875%, 02/15/2025 to 11/15/2028	2,810,000	3,347,152
6.375%, 05/15/2029	1,165,000	1,447,513
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	411,000	427,530
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	555,000	576,834
		15,377,974
Consumer discretionary - 1.9%
Cedar Fair LP
5.250%, 07/15/2029	384,000	393,600
5.375%, 04/15/2027	676,000	692,900
5.500%, 05/01/2025 (D)	410,000	424,350
6.500%, 10/01/2028	345,000	367,425
Clarios Global LP
6.250%, 05/15/2026 (D)	222,000	232,268
6.750%, 05/15/2025 (D)	147,000	153,983
8.500%, 05/15/2027 (D)	305,000	323,300
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (D)	30,000	31,218
IRB Holding Corp. 6.750%, 02/15/2026 (D)	25,000	25,469
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	1,657,000	1,712,924
Life Time, Inc. 5.750%, 01/15/2026 (D)	365,000	377,775
Marriott International, Inc. 3.125%, 06/15/2026	120,000	124,623
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	1,405,000	1,419,050
5.500%, 04/15/2027 (D)	711,000	735,885
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	494,000	527,564
Yum! Brands, Inc.
3.875%, 11/01/2023	440,000	458,150
4.750%, 01/15/2030 (D)	2,000	2,165
5.350%, 11/01/2043	579,000	640,258
6.875%, 11/15/2037	367,000	465,099
7.750%, 04/01/2025 (D)	165,000	173,869
		9,281,875
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials - 0.8%
Acrisure LLC 7.000%, 11/15/2025 (D)	$775,000	$774,434
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	75,000	75,000
5.875%, 11/01/2029 (D)	75,000	76,305
6.750%, 10/15/2027 (D)	125,000	129,688
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	135,000	136,350
HUB International, Ltd.
5.625%, 12/01/2029 (D)	165,000	169,986
7.000%, 05/01/2026 (D)	1,780,000	1,828,950
State Street Corp. (3 month LIBOR + 3.597%) 3.800%, 03/15/2022 (E)(F)	145,000	145,345
USI, Inc. 6.875%, 05/01/2025 (D)	679,000	684,093
		4,020,151
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	180,000	187,650
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	362,000	371,955
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	410,000	435,625
Teleflex, Inc. 4.625%, 11/15/2027	285,000	296,400
Tenet Healthcare Corp. 4.625%, 09/01/2024 (D)	150,000	153,375
		1,445,005
Industrials - 0.9%
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	700,000	735,708
4.750%, 10/20/2028 (D)	390,000	425,873
General Electric Company (3 month LIBOR + 3.330%) 3.533%, 03/15/2022 (E)(F)	1,340,000	1,326,600
Korn Ferry 4.625%, 12/15/2027 (D)	90,000	92,700
Lennox International, Inc. 3.000%, 11/15/2023	90,000	92,556
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	280,000	298,900
Sensata Technologies BV
4.875%, 10/15/2023 (D)	110,000	115,500
5.000%, 10/01/2025 (D)	325,000	352,625
5.625%, 11/01/2024 (D)	90,000	98,937
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	145,410	149,709
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	82,143	83,726
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	11,845	11,726
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	127,403	127,962
Welbilt, Inc. 9.500%, 02/15/2024	362,000	365,620
		4,278,142
Information technology - 0.1%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	240,000	241,200

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Clarivate Science Holdings Corp. (continued)
4.875%, 07/01/2029 (D)	$80,000	$81,130
		322,330
Real estate - 0.0%
SBA Communications Corp. 3.875%, 02/15/2027	195,000	200,850
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	575,000	590,813
TOTAL CORPORATE BONDS (Cost $33,167,908)		$35,517,140
TERM LOANS (G) – 9.9%
Communication services – 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	895,000	893,505
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	188,552	188,199
		1,081,704
Consumer discretionary – 0.4%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 04/13/2024	50,000	48,922
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.104%, 11/30/2023	515,504	512,926
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	530,022	529,524
IRB Holding Corp., 2020 Term Loan B (3 month LIBOR + 2.750%) 3.750%, 02/05/2025	323,903	323,129
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	151,739	152,403
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/25/2028	506,747	504,213
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	198,500	198,500
		2,269,617
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	1,286,717	1,290,745
Financials – 3.8%
Acrisure LLC, 2021 Incremental Term Loan B (3 month LIBOR + 3.750%) 4.250%, 02/15/2027	249,375	248,647
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	902,939	893,187
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (1 month LIBOR + 3.500%) 4.000%, 11/06/2027	1,381,538	1,378,830
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Financials (continued)
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.354%, 05/09/2025	$405,960	$401,612
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 11/12/2027	1,446,348	1,438,812
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.875%, 04/25/2025	7,130,426	7,042,936
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	4,550,646	4,546,369
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	266,774	266,374
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.224%, 05/16/2024	1,961,376	1,944,920
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.474%, 12/02/2026	821,798	815,486
		18,977,173
Health care – 1.8%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	1,062,338	1,059,512
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	585,575	581,429
Avantor Funding, Inc., 2021 Term Loan B4 (1 month LIBOR + 2.000%) 2.500%, 11/21/2024	54,539	54,402
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.974%, 02/18/2027	74,811	74,320
Eyecare Partners LLC, 2021 Delayed Draw Term Loan 4.250%, 11/15/2028	3,409	3,393
Eyecare Partners LLC, 2021 Incremental Term Loan (3 month LIBOR + 3.750%) 4.250%, 11/15/2028	20,000	19,905
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.604%, 04/30/2025	1,612,820	1,595,354
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.104%, 04/30/2025	149,250	148,877
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 3.354%, 04/21/2027	1,147,634	1,133,288
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	2,790,000	2,788,772
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.000%, 05/05/2028	144,275	144,139
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.854%, 03/31/2027	124,685	124,173
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.854%, 02/14/2025	83,696	82,650

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.354%, 02/14/2025		$198,083	$196,722
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		764,269	763,314
			8,770,250
Industrials – 1.3%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		945,450	943,975
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028		1,057,350	1,055,235
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.104%, 03/29/2025		276,816	274,133
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	515,323	584,131
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 10/21/2028		$204,488	204,019
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		1,765,000	1,858,774
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		865,000	913,656
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.000%, 07/30/2027		266,642	266,605
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.590%, 10/23/2025		200,000	199,084
			6,299,612
Information technology – 2.1%
Applied Systems, Inc., 2017 1st Lien Term Loan (Prime rate + 2.250% and 3 month LIBOR + 3.500%) 3.502%, 09/19/2024		932,581	931,649
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025		164,028	165,053
Ascend Learning LLC, 2021 2nd Lien Term Loan (3 month LIBOR + 5.750%) 6.250%, 12/10/2029		260,000	260,434
Ascend Learning LLC, 2021 Term Loan TBD 12/11/2028 (H)		1,825,000	1,820,821
Azalea TopCo, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 07/24/2026		24,875	24,852
Azalea TopCo, Inc., Term Loan (3 month LIBOR + 3.500%) 3.629%, 07/24/2026		973,347	968,178
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.000%, 06/04/2029		80,000	80,550
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/30/2026		174,125	173,980
Capital Appreciation Value Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	$1,421,438	$1,416,335
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/23/2029	75,000	75,863
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.000%, 10/07/2027	299,250	299,026
UKG, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 5.250%) 5.750%, 05/03/2027	290,000	290,545
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%) 3.750%, 05/04/2026	3,759,787	3,737,454
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	161,288	160,683
		10,405,423
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.104%, 10/20/2024	121,655	121,563
TOTAL TERM LOANS (Cost $49,162,655)		$49,216,087
ASSET BACKED SECURITIES - 0.2%
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	500,500	523,755
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116%, 07/25/2048 (D)	475,300	485,807
Domino's Pizza Master Issuer LLC Series 2019-1A, Class A2 3.668%, 10/25/2049 (D)	211,238	222,329
TOTAL ASSET BACKED SECURITIES (Cost $1,182,413)		$1,231,891
SHORT-TERM INVESTMENTS – 12.8%
Short-term funds – 11.7%
John Hancock Collateral Trust, 0.1697% (I)(J)	195,416	1,954,744
T. Rowe Price Government Reserve Fund, 0.0570% (I)	55,850,435	55,850,435
		57,805,179
Repurchase agreement – 1.1%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $5,570,000 on 1-3-22, collateralized by $5,194,400 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $5,681,481)	$5,570,000	5,570,000
TOTAL SHORT-TERM INVESTMENTS (Cost $63,375,532)		$63,375,179
Total Investments (Capital Appreciation Value Trust) (Cost $413,019,113) – 102.9%		$510,631,194
Other assets and liabilities, net – (2.9%)		(14,500,972)
TOTAL NET ASSETS – 100.0%		$496,130,222
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 12-31-21.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Capital Appreciation Value Trust (continued)
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 12-31-21.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	$18,442	$(97,790)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	1	100	24,090	(97,790)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	1	100	17,800	(95,949)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	1	100	17,130	(94,116)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	1	100	14,073	(85,086)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(55,903)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	1	100	18,097	(20,665)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	1	100	15,497	(17,404)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	1	100	13,047	(14,592)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	1	100	11,097	(12,189)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	5	500	50,362	(567,417)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	5	500	47,406	(557,418)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	4	400	35,760	(437,935)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	1	100	21,210	(93,508)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	1	100	20,353	(91,604)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	1	100	16,634	(82,179)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	1	100	22,096	(43,277)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	33,115	(212)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	1	100	34,542	(212)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	30,277	(117)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	38,338	(117)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	1	100	23,997	(117)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,327	(68)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	27,686	(68)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	35,706	(68)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	1	100	21,797	(68)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	25,167	(40)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	1	100	19,697	(40)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	23,127	(24)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	1	100	17,827	(24)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	42,614	(28)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(18,169)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(13,927)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	1	100	22,230	(10,661)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	63	6,300	22,934	(4,426)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	11	1,100	3,946	(773)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	7	700	2,418	(492)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	63	6,300	13,893	(40)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	22	2,200	4,975	(14)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	14	1,400	2,930	(9)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	30	3,000	2,930	(1)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	30	3,000	1,813	—
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	259	25,900	40,559	(246,727)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	190	19,000	52,947	(143,297)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	39	3,900	13,323	(18,026)
CSFB	Bank of America Corp.	USD	45.00	Jan 2022	38	3,800	7,138	(3,128)
CSFB	Bank of America Corp.	USD	45.00	Jan 2023	423	42,300	136,202	(195,262)
The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Bank of America Corp.	USD	45.00	Jan 2023	240	24,000	$99,605	$(110,788)
CSFB	Bank of America Corp.	USD	50.00	Jan 2023	104	10,400	26,441	(28,278)
JPM	Bank of America Corp.	USD	50.00	Jan 2023	118	11,800	41,536	(32,085)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	48	4,800	22,416	(88,185)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	25	2,500	11,425	(45,930)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	26	2,600	11,102	(47,767)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	48	4,800	17,136	(76,186)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	25	2,500	8,675	(39,680)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	26	2,600	8,502	(41,268)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	48	4,800	12,816	(64,188)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	25	2,500	6,550	(33,431)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	26	2,600	6,292	(34,768)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	19	1,900	20,869	(18,624)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	19	1,900	16,115	(5,598)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	4	400	6,485	(23,715)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	4	400	5,280	(19,796)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	6	600	7,557	(29,694)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	6	600	5,707	(23,912)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	21,785	(66,884)
JPM	Danaher Corp.	USD	300.00	Jan 2022	22	2,200	25,115	(66,884)
CITI	Exelon Corp.	USD	50.00	Jan 2022	30	3,000	2,341	(23,390)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	13	1,300	6,634	(88)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	13	1,300	4,869	(117)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	5	500	9,985	—
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	3	300	4,791	—
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	24,437	(3,074)
JPM	General Electric Company	USD	96.00	Jan 2022	20	2,000	25,825	(3,074)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,309	(4)
JPM	General Electric Company	USD	120.00	Jan 2022	20	2,000	13,361	(4)
SFG	General Electric Company	USD	120.00	Jan 2022	80	8,000	69,324	(17)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	8	800	8,222	(24,964)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	4	400	3,927	(12,482)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	5	500	5,015	(15,603)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	8	800	6,917	(21,020)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	4	400	3,288	(10,510)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	5	500	4,196	(13,137)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	12	1,200	17,773	(31,530)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	12	1,200	15,717	(25,685)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	38	3,800	53,311	(81,335)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	38	3,800	45,916	(63,285)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	15	1,500	4,761	(18,027)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	9,747	(11,621)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	16	1,600	3,208	(11,621)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	16	1,600	7,294	(5,005)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	9	900	28,233	(15,029)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	9	900	20,583	(2,570)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	9	900	15,993	(297)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	15	1,500	18,440	(30,973)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	2	200	2,376	(4,130)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	8	800	10,193	(16,519)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	15	1,500	16,180	(23,888)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	2	200	2,097	(3,185)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	8	800	8,956	(12,740)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	13	1,300	14,757	(14,894)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	13	1,300	12,430	(9,685)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	9	900	15,242	(3,766)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	9	900	13,778	(1,770)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	7	700	9,709	(33,772)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	8	800	8,456	(30,619)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	6	600	6,132	(22,964)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	6	600	8,262	(15,371)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	8	800	10,364	(20,494)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	6	600	6,102	(12,192)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	8	800	7,912	(16,256)
The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	13	1,300	$15,756	$(14)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	13	1,300	9,711	—
CSFB	Medtronic PLC	USD	130.00	Jan 2022	12	1,200	6,684	—
JPM	Meta Platforms, Inc., Class A	USD	340.00	Jan 2022	12	1,200	30,925	(8,259)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Jan 2022	12	1,200	28,983	(5,866)
JPM	Meta Platforms, Inc., Class A	USD	380.00	Jan 2022	4	400	7,756	(135)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	50	5,000	107,635	(457)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	35	3,500	43,552	(320)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	6	600	23,363	(20,768)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	6	600	20,104	(17,032)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	21	2,100	27,447	(181,717)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	21	2,100	24,717	(171,268)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	21	2,100	22,197	(160,825)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	16	1,600	23,712	(114,582)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	9	900	12,085	(59,980)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	17	1,700	22,559	(113,296)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	9	900	10,565	(55,509)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	16	1,600	19,472	(98,683)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	9	900	9,182	(51,039)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	65	6,500	133,380	(368,615)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	31	3,100	56,637	(184,951)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	32	3,200	60,224	(190,917)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	11	1,100	19,554	(51,944)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	10	1,000	19,093	(47,222)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	8	800	11,752	(33,322)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	7	700	10,343	(29,157)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	6	600	10,666	(24,991)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	11	1,100	16,639	(45,818)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	10	1,000	16,190	(41,652)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	8	800	9,933	(29,224)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	8,727	(25,571)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	6	600	9,046	(21,918)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	15	1,500	30,384	(54,796)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	7	700	14,213	(25,571)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	11	1,100	14,179	(40,183)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	10	1,000	13,686	(36,530)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	8	800	8,353	(25,469)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	7,388	(22,285)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	6	600	7,637	(19,101)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	15	1,500	25,849	(47,754)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	7	700	12,179	(22,285)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	22	2,200	33,594	(70,038)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	11	1,100	11,924	(35,019)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	10	1,000	11,583	(31,836)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	21	2,100	29,127	(62,255)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	15	1,500	21,905	(41,337)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	7	700	10,368	(19,291)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	22	2,200	27,654	(60,628)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	15	1,500	19,959	(38,361)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,285	(36,180)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	5	500	10,835	(36,180)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	8,785	(31,199)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	5	500	9,085	(31,199)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	8	800	14,105	(26,638)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	7	700	13,563	(23,308)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	8	800	13,168	(22,791)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	7	700	12,245	(19,942)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	8	800	11,205	(15,424)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	7	700	10,451	(13,496)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	13	1,300	11,856	(37,477)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	14	1,400	11,998	(40,360)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	12	1,200	6,504	(22,639)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	14	1,400	7,028	(26,412)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	6	600	6,143	(8)
The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	3	300	$3,132	—
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	6	600	5,599	$(1)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	3	300	2,596	—
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	38	3,800	11,420	(25,700)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	52	5,200	11,544	(35,168)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	39	3,900	8,341	(16,741)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	52	5,200	8,164	(22,321)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	12	1,200	14,316	(30,966)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	12	1,200	12,237	(25,098)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	13	1,300	17,112	(27,190)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	12	1,200	10,459	(19,362)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	13	1,300	14,782	(20,976)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	13	1,300	12,714	(15,049)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	12	1,200	15,986	(13,918)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	8	800	10,400	(9,279)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	2	200	2,581	(2,320)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,078	(8,119)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	12	1,200	12,656	(10,280)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	8	800	8,226	(6,853)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	2	200	2,040	(1,713)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,146	(5,997)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2022	6	600	11,722	(64,682)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	3	300	8,122	(26,434)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	5	500	14,180	(44,056)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	6	600	8,456	(52,867)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	3	300	6,712	(20,635)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	5	500	11,735	(34,392)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	6	600	14,447	(61,556)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	6	600	11,921	(55,602)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	6	600	10,918	(49,664)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	3	300	4,789	(13,193)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	3	300	3,917	(10,449)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	19	1,900	26,638	(5,105)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	22	2,200	29,373	(2,613)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	7	700	8,344	(831)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	6	600	8,082	(713)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	14	1,400	18,239	(1,663)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	18	1,800	22,176	(2,138)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	22	2,200	25,978	(1,076)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	7	700	7,154	(342)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	6	600	7,032	(293)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	14	1,400	16,317	(685)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	19	1,900	20,463	(929)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	22	2,200	22,406	(466)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	12	1,200	15,050	(127)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	12	1,200	13,240	(73)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	17	1,700	17,798	(103)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	23	2,300	19,637	(85)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	6	600	2,502	(22,198)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	7	700	2,639	(25,898)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	7	700	7,854	(23,754)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	7	700	6,209	(20,264)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	22	2,200	9,424	(41,801)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	6	600	2,742	(11,400)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	14	1,400	6,398	(26,600)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	9,063	(36,101)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	25	2,500	8,050	(35,148)
							$4,108,696	$(8,867,376)
Derivatives Currency Abbreviations
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Capital Appreciation Value Trust (continued)
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP

See Notes to financial statements regarding investment transactions and other derivatives information.
Disciplined Value International Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.1%
Austria - 0.5%
ANDRITZ AG	30,245	$1,555,591
Bermuda - 1.7%
Everest Re Group, Ltd.	19,660	5,385,267
Canada - 5.4%
Canadian Natural Resources, Ltd.	109,412	4,623,164
Cenovus Energy, Inc.	785,923	9,636,480
Kinross Gold Corp.	186,328	1,081,187
Kinross Gold Corp. (New York Stock Exchange)	323,086	1,877,130
		17,217,961
China - 0.8%
Angang Steel Company, Ltd., H Shares	2,856,000	1,273,493
Topsports International Holdings, Ltd. (A)	1,156,000	1,170,837
		2,444,330
Finland - 1.9%
Metso Outotec OYJ	250,698	2,662,447
Sampo OYJ, A Shares	69,447	3,475,684
		6,138,131
France - 14.8%
Airbus SE (B)	37,849	4,842,540
AXA SA	105,076	3,127,401
BNP Paribas SA	73,703	5,095,896
Capgemini SE	12,605	3,089,238
Eiffage SA	23,898	2,463,971
Imerys SA	50,823	2,111,400
Klepierre SA (B)	96,155	2,275,241
Rexel SA (B)	266,307	5,393,368
Sanofi	95,134	9,546,119
TotalEnergies SE	175,480	8,931,959
		46,877,133
Germany - 6.5%
Allianz SE	11,211	2,644,210
Deutsche Telekom AG	231,882	4,284,594
E.ON SE	178,320	2,478,189
Hannover Rueck SE	19,629	3,721,586
Rheinmetall AG	12,823	1,206,772
Siemens AG	35,746	6,191,301
		20,526,652
Greece - 0.7%
Hellenic Telecommunications Organization SA	112,054	2,070,099
India - 0.3%
HDFC Bank, Ltd., ADR	15,772	1,026,284
Ireland - 1.8%
CRH PLC	62,465	3,306,895
CRH PLC (London Stock Exchange)	764	40,481
Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Flutter Entertainment PLC (London Stock Exchange) (B)	14,795	$2,366,889
		5,714,265
Italy - 0.7%
Enel SpA	295,696	2,364,407
Japan - 11.4%
Asahi Group Holdings, Ltd.	99,500	3,873,415
Fuji Corp. (Aichi)	99,900	2,240,664
Honda Motor Company, Ltd.	151,200	4,301,753
Komatsu, Ltd.	119,300	2,789,950
Mitsubishi Gas Chemical Company, Inc.	101,700	1,723,965
Nihon Unisys, Ltd.	67,900	1,905,516
Sanwa Holdings Corp.	105,800	1,129,730
Sony Group Corp.	39,900	5,038,503
Sumitomo Heavy Industries, Ltd.	121,200	2,941,866
Sumitomo Mitsui Financial Group, Inc.	143,300	4,893,309
Tosoh Corp.	102,800	1,527,250
TS Tech Company, Ltd.	116,700	1,436,504
Yamaha Motor Company, Ltd.	93,000	2,233,778
		36,036,203
Macau - 0.2%
Wynn Macau, Ltd. (B)	755,600	613,584
Malta - 0.0%
BGP Holdings PLC (B)(C)	2,126,418	0
Netherlands - 4.8%
ING Groep NV	292,404	4,065,289
Royal Dutch Shell PLC, A Shares	231,044	5,063,179
Stellantis NV	316,783	6,010,070
		15,138,538
Norway - 1.0%
DNB Bank ASA	69,433	1,588,192
Norsk Hydro ASA	184,953	1,455,319
		3,043,511
South Korea - 6.3%
Hana Financial Group, Inc.	110,120	3,890,440
KB Financial Group, Inc.	84,154	3,891,644
POSCO	6,314	1,464,134
Samsung Electronics Company, Ltd.	106,754	7,011,066
SK Square Company, Ltd. (B)	29,086	1,624,656
SK Telecom Company, Ltd.	44,993	2,186,498
		20,068,438
Spain - 0.6%
Applus Services SA	193,469	1,773,737
Sweden - 4.1%
Svenska Handelsbanken AB, A Shares	572,445	6,186,957
Volvo AB, B Shares	297,637	6,883,304
		13,070,261

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Disciplined Value International Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland - 13.2%
Adecco Group AG	53,606	$2,731,621
Glencore PLC (B)	1,181,138	6,018,213
Novartis AG	92,091	8,092,223
Roche Holding AG	19,610	8,135,429
STMicroelectronics NV	55,108	2,709,929
Swiss Re AG	50,082	4,943,771
UBS Group AG	512,137	9,192,500
		41,823,686
United Kingdom - 17.2%
BAE Systems PLC	247,782	1,847,755
Coca-Cola Europacific Partners PLC	154,157	8,622,001
GlaxoSmithKline PLC	120,716	2,628,313
IMI PLC	187,936	4,432,268
Liberty Global PLC, Series A (B)	228,495	6,338,451
Melrose Industries PLC	1,200,881	2,611,652
NatWest Group PLC	1,086,239	3,326,398
Nomad Foods, Ltd. (B)	94,925	2,410,146
Persimmon PLC	59,889	2,321,235
Reckitt Benckiser Group PLC	40,117	3,453,408
SSE PLC	240,931	5,386,043
Tesco PLC	1,711,193	6,737,079
Travis Perkins PLC	203,718	4,300,597
		54,415,346
United States - 3.2%
Applied Materials, Inc.	14,380	2,262,837
Envista Holdings Corp. (B)	111,312	5,015,719
FMC Corp.	26,780	2,942,854
		10,221,410
TOTAL COMMON STOCKS (Cost $280,071,358)		$307,524,834
PREFERRED SECURITIES - 0.7%
Germany - 0.7%
Volkswagen AG	11,801	2,370,621
TOTAL PREFERRED SECURITIES (Cost $2,570,931)		$2,370,621
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (D)	5,573,832	5,573,832
TOTAL SHORT-TERM INVESTMENTS (Cost $5,573,832)		$5,573,832
Total Investments (Disciplined Value International Trust) (Cost $288,216,121) - 99.6%		$315,469,287
Other assets and liabilities, net - 0.4%		1,213,490
TOTAL NET ASSETS - 100.0%		$316,682,777
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
Emerging Markets Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.3%
Australia - 0.0%
MMG, Ltd. (A)	108,000	$34,741
Belgium - 0.0%
Titan Cement International SA (A)	2,489	37,859
Brazil - 2.6%
Banco Bradesco SA	63,196	183,187
Banco do Brasil SA	54,283	280,556
Banco Santander Brasil SA	17,518	94,227
BrasilAgro - Company Brasileira de Propriedades Agricolas	4,600	23,806
Camil Alimentos SA	10,600	21,610
Cia Brasileira de Distribuicao	10,547	42,014
Cia Siderurgica Nacional SA	10,719	48,009
Cia Siderurgica Nacional SA, ADR	9,153	40,639
Cielo SA	59,300	23,792
Cogna Educacao (A)	186,166	81,653
Construtora Tenda SA	4,000	11,961
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,823	50,273
Direcional Engenharia SA	8,400	19,112
Embraer SA (A)	32,800	146,499
Enauta Participacoes SA	16,860	40,251
Getnet Adquirencia e Servicos para Meios de Pagamento SA (A)	4,380	3,027
Guararapes Confeccoes SA	4,400	7,759
International Meal Company Alimentacao SA (A)	26,670	11,587
Iochpe Maxion SA	11,411	31,322
JBS SA	71,790	489,827
JHSF Participacoes SA	28,427	28,400
M Dias Branco SA	5,032	23,048
Marisa Lojas SA (A)	14,758	10,008
MRV Engenharia e Participacoes SA	15,337	32,999
Petroleo Brasileiro SA	349,947	1,927,192
Positivo Tecnologia SA	9,000	17,571
Sao Carlos Empreendimentos e Participacoes SA	5,205	38,464
TIM SA	55,934	132,491
Trisul SA	13,137	14,011
Tupy SA	9,951	35,535
Ultrapar Participacoes SA	3,860	10,235
Usinas Siderurgicas de Minas Gerais SA	14,738	38,303
Vale SA	184,570	2,571,671
		6,531,039
Canada - 0.0%
Atlas Corp. (B)	1,512	21,440
Chile - 0.4%
Camanchaca SA (A)	214,992	9,333
CAP SA	5,458	53,104
Cementos BIO BIO SA	16,447	13,522
Cencosud SA	133,449	223,146
Cristalerias de Chile SA	3,626	13,019
Empresa Nacional de Telecomunicaciones SA	15,564	52,561
Empresas CMPC SA	53,560	89,694
Empresas COPEC SA	21,339	165,029
Empresas Hites SA (A)	46,731	9,778
Enel Americas SA	284,900	31,098
Grupo Security SA	147,513	20,663
Hortifrut SA	9,101	9,087
Inversiones Aguas Metropolitanas SA	42,648	19,380
Itau CorpBanca Chile SA (A)	10,081,598	19,471
Masisa SA (A)	321,066	4,357
PAZ Corp. SA	16,523	5,936
Ripley Corp. SA	137,631	22,226

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chile (continued)
Salfacorp SA	54,622	$19,997
Sigdo Koppers SA	50,989	47,548
SMU SA	43,046	4,331
Sociedad Matriz SAAM SA	670,600	43,995
Socovesa SA	113,429	14,623
SONDA SA	17,248	5,037
		896,935
China - 26.2%
360 Security Technology, Inc., Class A (A)	30,100	60,080
361 Degrees International, Ltd. (A)	119,000	61,119
3SBio, Inc. (A)(C)	146,500	122,088
AAC Technologies Holdings, Inc.	79,500	313,324
Addsino Company, Ltd., Class A	9,800	25,689
Agile Group Holdings, Ltd.	157,000	85,225
Agricultural Bank of China, Ltd., H Shares	1,681,000	578,327
Air China, Ltd., H Shares (A)	152,000	106,157
Alibaba Group Holding, Ltd. (A)	174,600	2,565,849
Allmed Medical Products Company, Ltd., Class A	6,100	15,656
Aluminum Corp. of China, Ltd., H Shares (A)	372,000	204,974
Angang Steel Company, Ltd., H Shares	193,800	86,416
Anhui Conch Cement Company, Ltd., H Shares	137,000	685,242
Anhui Guangxin Agrochemical Company, Ltd., Class A	3,200	19,579
Anhui Truchum Advanced Materials & Technology Company, Ltd., Class A	12,200	25,391
Anhui Zhongding Sealing Parts Company, Ltd., Class A	9,200	31,461
Anton Oilfield Services Group (A)	284,000	15,516
Asia Cement China Holdings Corp.	65,000	41,565
AsiaInfo Technologies, Ltd. (C)	17,200	28,073
Avary Holding Shenzhen Company, Ltd., Class A	4,500	29,987
AviChina Industry & Technology Company, Ltd., H Shares	230,000	159,125
BAIC Motor Corp., Ltd., H Shares (C)	207,000	88,918
Baidu, Inc., ADR (A)	14,801	2,202,241
Baidu, Inc., Class A (A)	15,600	290,954
BAIOO Family Interactive, Ltd. (C)	126,000	9,715
Bank of Beijing Company, Ltd., Class A	90,000	62,707
Bank of Changsha Company, Ltd., Class A	24,300	29,778
Bank of Chengdu Company, Ltd., Class A	28,200	53,114
Bank of China, Ltd., H Shares	5,614,694	2,019,978
Bank of Chongqing Company, Ltd., H Shares	69,500	39,766
Bank of Communications Company, Ltd., H Shares	705,876	426,711
Bank of Guiyang Company, Ltd., Class A	19,600	20,022
Bank of Hangzhou Company, Ltd., Class A	28,200	56,737
Bank of Jiangsu Company, Ltd., Class A	53,800	49,224
Bank of Nanjing Company, Ltd., Class A	54,200	76,179
Bank of Ningbo Company, Ltd., Class A	36,960	221,962
Bank of Shanghai Company, Ltd., Class A	57,000	63,762
Bank of Suzhou Company, Ltd., Class A	19,100	20,294
Bank of Tianjin Company, Ltd., H Shares (A)	74,000	20,395
Baoshan Iron & Steel Company, Ltd., Class A	156,200	176,071
Baoye Group Company, Ltd., H Shares (A)	22,000	11,064
Baozun, Inc., Class A (A)	1,300	5,838
BBMG Corp., H Shares	220,000	34,172
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Capital Eco-Environment Protection Group Company, Ltd., Class A	50,000	$26,761
Beijing Capital International Airport Company, Ltd., H Shares (A)	236,000	144,627
Beijing Dabeinong Technology Group Company, Ltd., Class A	18,200	29,989
Beijing Enlight Media Company, Ltd., Class A	14,200	28,644
Beijing GeoEnviron Engineering & Technology, Inc., Class A	6,000	16,546
Beijing Jetsen Technology Company, Ltd., Class A (A)	27,000	26,840
Beijing New Building Materials PLC, Class A	12,300	69,220
Beijing North Star Company, Ltd., H Shares	132,000	19,804
Beijing Orient National Communication Science & Technology Company, Ltd., Class A (A)	10,200	17,294
Beijing Originwater Technology Company, Ltd., Class A	11,500	12,984
Beijing Shougang Company, Ltd., Class A	20,200	18,225
Beijing Shunxin Agriculture Company, Ltd., Class A	3,700	22,173
Beijing Sinnet Technology Company, Ltd., Class A	10,500	24,469
Beijing Thunisoft Corp, Ltd., Class A	6,500	12,968
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	35,000	9,248
Beijing Yanjing Brewery Company, Ltd., Class A	18,000	23,944
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	62,900	47,657
Blue Sail Medical Company, Ltd., Class A	7,100	18,164
Bluefocus Intelligent Communications Group Company, Ltd., Class A	32,100	54,063
BOC International China Company, Ltd., Class A	8,800	18,595
BOE Technology Group Company, Ltd., Class A	248,600	197,009
Bohai Leasing Company, Ltd., Class A (A)	50,900	23,249
Boyaa Interactive International, Ltd. (A)	63,000	4,045
Bright Dairy & Food Company, Ltd., Class A	9,600	21,879
BTG Hotels Group Company, Ltd., Class A (A)	4,500	18,488
BYD Electronic International Company, Ltd.	63,500	232,444
Cabbeen Fashion, Ltd.	40,000	14,432
Caitong Securities Company, Ltd., Class A	25,900	45,235
Cangzhou Mingzhu Plastic Company, Ltd., Class A	15,000	18,423
CECEP Solar Energy Company, Ltd., Class A	13,500	23,754
CECEP Wind-Power Corp., Class A	19,600	20,015
Central China Management Company, Ltd.	113,732	23,087
Central China Real Estate, Ltd.	113,732	13,720
Changjiang Securities Company, Ltd., Class A	20,700	24,507
Changsha Broad Homes Industrial Group Company, Ltd., H Shares (A)(B)(C)	9,000	13,850
Chaowei Power Holdings, Ltd.	88,000	23,019
Cheetah Mobile, Inc., ADR (A)	4,594	6,294

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chengtun Mining Group Company, Ltd., Class A	12,000	$20,277
Chengzhi Company, Ltd., Class A (A)	5,100	12,656
China Aoyuan Group, Ltd.	75,000	13,573
China BlueChemical, Ltd., H Shares	242,000	67,372
China Cinda Asset Management Company, Ltd., H Shares	1,012,000	184,327
China CITIC Bank Corp., Ltd., H Shares	730,775	316,989
China Coal Energy Company, Ltd., H Shares	178,000	102,908
China Communications Services Corp., Ltd., H Shares	217,200	105,854
China Conch Venture Holdings, Ltd.	109,000	533,145
China Construction Bank Corp., H Shares	7,619,000	5,279,555
China Development Bank Financial Leasing Company, Ltd., H Shares (C)	122,000	18,461
China Dili Group (A)(B)	190,600	48,635
China Dongxiang Group Company, Ltd.	361,000	31,529
China East Education Holdings, Ltd. (A)(C)	45,000	28,191
China Eastern Airlines Corp., Ltd., H Shares (A)	276,000	104,497
China Electronics Optics Valley Union Holding Company, Ltd.	308,000	15,807
China Energy Engineering Corp., Ltd., H Shares (B)	162,000	27,428
China Everbright Bank Company, Ltd., H Shares	286,000	101,273
China Express Airlines Company, Ltd., Class A	8,200	16,231
China Galaxy Securities Company, Ltd., H Shares	301,000	173,006
China Great Wall Securities Company, Ltd., Class A	11,800	23,999
China Hanking Holdings, Ltd.	61,000	10,517
China Harmony Auto Holding, Ltd.	105,500	66,753
China Hongqiao Group, Ltd.	249,000	263,181
China Huarong Asset Management Company, Ltd., H Shares (A)(C)(D)	1,070,000	55,987
China Huiyuan Juice Group, Ltd. (A)(D)	212,500	13,762
China International Capital Corp., Ltd., H Shares (C)	8,400	23,182
China International Marine Containers Group Company, Ltd., H Shares	64,700	116,240
China Jushi Company, Ltd., Class A	18,200	51,995
China Kepei Education Group, Ltd.	68,000	27,979
China Lesso Group Holdings, Ltd.	133,000	191,210
China Life Insurance Company, Ltd., H Shares	379,000	628,258
China Lilang, Ltd.	72,000	40,262
China Literature, Ltd. (A)(C)	2,800	17,619
China Maple Leaf Educational Systems, Ltd. (A)	222,000	15,380
China Medical System Holdings, Ltd.	146,000	244,055
China Meheco Company, Ltd., Class A	8,700	16,120
China Merchants Bank Company, Ltd., H Shares	298,000	2,318,314
China Merchants Energy Shipping Company, Ltd., Class A	24,100	15,548
China Merchants Securities Company, Ltd., H Shares (C)	29,480	45,158
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	19,600	41,077
China Minsheng Banking Corp., Ltd., H Shares (B)	371,400	142,012
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Modern Dairy Holdings, Ltd. (B)	171,000	$28,757
China Molybdenum Company, Ltd., H Shares	213,000	112,516
China National Accord Medicines Corp., Ltd., Class A	2,100	12,193
China National Building Material Company, Ltd., H Shares	539,450	662,304
China National Medicines Corp, Ltd., Class A	3,200	15,834
China New Higher Education Group, Ltd. (C)	88,000	37,304
China Oilfield Services, Ltd., H Shares	182,000	159,648
China Oriental Group Company, Ltd.	164,000	49,507
China Pacific Insurance Group Company, Ltd., H Shares	220,200	598,257
China Petroleum & Chemical Corp., ADR	6,198	288,269
China Petroleum & Chemical Corp., H Shares	1,262,000	587,866
China Railway Group, Ltd., H Shares	379,000	200,550
China Railway Signal & Communication Corp., Ltd., H Shares (C)	207,000	75,650
China Reinsurance Group Corp., H Shares	554,000	53,310
China Resources Double Crane Pharmaceutical Company, Ltd., Class A	6,300	13,217
China Resources Medical Holdings Company, Ltd.	103,000	61,262
China Resources Pharmaceutical Group, Ltd. (C)	195,500	89,048
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	5,700	30,651
China Sanjiang Fine Chemicals Company, Ltd.	105,000	34,368
China SCE Group Holdings, Ltd.	229,200	55,607
China Shanshui Cement Group, Ltd. (A)	117,000	29,370
China Shenhua Energy Company, Ltd., H Shares	333,000	779,314
China Shineway Pharmaceutical Group, Ltd.	32,000	28,333
China Silver Group, Ltd. (A)	94,000	7,128
China South Publishing & Media Group Company, Ltd., Class A	14,900	22,378
China Southern Airlines Company, Ltd., H Shares (A)	132,000	79,087
China Sunshine Paper Holdings Company, Ltd. (A)	31,500	9,378
China Taifeng Beddings Holdings, Ltd. (A)(D)	204,000	12,715
China Tower Corp., Ltd., H Shares (C)	3,970,000	438,038
China TransInfo Technology Company, Ltd., Class A	9,500	22,279
China Tungsten And Hightech Materials Company, Ltd., Class A (A)	8,600	21,735
China Vanke Company, Ltd., H Shares	182,692	425,408
China XLX Fertiliser, Ltd.	58,000	39,698
China Yongda Automobiles Services Holdings, Ltd.	101,000	135,339
China Yuhua Education Corp., Ltd. (C)	162,000	57,990
China ZhengTong Auto Services Holdings, Ltd. (A)	160,000	17,870
China Zheshang Bank Company, Ltd., H Shares	42,000	17,781
China Zhongwang Holdings, Ltd. (A)(D)	196,800	42,401
Chinese Universe Publishing and Media Group Company, Ltd., Class A	6,200	12,029

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Changan Automobile Company, Ltd., Class A	26,300	$62,672
Chongqing Rural Commercial Bank Company, Ltd., H Shares	311,000	110,529
Chow Tai Seng Jewellery Company, Ltd., Class A	3,700	10,330
CIFI Holdings Group Company, Ltd.	358,449	215,626
CITIC Securities Company, Ltd., H Shares	123,500	322,565
CITIC, Ltd.	460,130	455,224
CMGE Technology Group, Ltd. (A)	30,000	11,939
CMST Development Company, Ltd., Class A	21,400	20,962
CNOOC Energy Technology & Services, Ltd., Class A	33,000	15,187
COFCO Biotechnology Company, Ltd., Class A	15,200	25,912
Cogobuy Group (A)(C)	74,000	25,443
Colour Life Services Group Company, Ltd. (A)(B)	6,169	744
Consun Pharmaceutical Group, Ltd.	19,000	10,741
COSCO SHIPPING Development Company, Ltd., H Shares	434,000	79,007
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	168,000	64,040
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	30,000	58,169
Cosmo Lady China Holdings Company, Ltd. (A)(C)	29,000	1,821
Country Garden Holdings Company, Ltd.	879,155	780,755
CPMC Holdings, Ltd.	76,000	42,494
CSG Holding Company, Ltd., Class A	13,900	21,671
CSPC Pharmaceutical Group, Ltd.	76,000	82,756
CT Environmental Group, Ltd. (A)(D)	164,000	2,503
CTS International Logistics Corp, Ltd., Class A	8,000	17,189
DaFa Properties Group, Ltd. (B)	27,000	15,924
Dali Foods Group Company, Ltd. (C)	180,500	94,561
Dexin China Holdings Company, Ltd. (A)(B)	66,000	22,601
DHC Software Company, Ltd., Class A	10,800	13,223
Dian Diagnostics Group Company, Ltd., Class A	2,300	12,114
Digital China Information Service Company, Ltd., Class A	7,800	15,592
Dong-E-E-Jiao Company, Ltd., Class A	2,100	16,071
Dongfang Electric Corp., Ltd., H Shares	29,000	48,820
Dongfeng Motor Group Company, Ltd., H Shares	210,000	174,573
Dongxing Securities Company, Ltd., Class A	12,000	21,906
DouYu International Holdings, Ltd., ADR (A)	3,398	8,971
E-Commodities Holdings, Ltd.	348,000	52,197
E-House China Enterprise Holdings, Ltd. (B)	75,000	16,468
Everbright Securities Company, Ltd., H Shares (C)	25,600	19,805
Fang Holdings, Ltd., ADR (A)	10	38
Fangda Carbon New Material Company, Ltd., Class A	13,200	22,425
Fangda Special Steel Technology Company, Ltd., Class A	8,800	10,778
Fantasia Holdings Group Company, Ltd. (A)	172,500	7,191
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
FAW Jiefang Group Company, Ltd., Class A	9,300	$15,012
Fiberhome Telecommunication Technologies Company, Ltd., Class A	5,000	14,109
FinVolution Group, ADR	6,795	33,499
First Capital Securities Company, Ltd., Class A	18,600	21,376
First Tractor Company, Ltd., H Shares	36,000	18,250
Fosun International, Ltd.	195,460	210,962
Founder Securities Company, Ltd., Class A	31,500	38,786
Fu Shou Yuan International Group, Ltd.	103,000	80,946
Fufeng Group, Ltd. (A)	208,200	71,846
Fujian Star-net Communication Company, Ltd., Class A	5,700	21,090
Fujian Sunner Development Company, Ltd., Class A	6,700	25,380
Gansu Shangfeng Cement Company, Ltd., Class A	8,400	26,474
GDS Holdings, Ltd., Class A (A)	21,200	122,816
GEM Company, Ltd., Class A	25,800	41,979
Gemdale Corp., Class A	16,600	33,818
Genertec Universal Medical Group Company, Ltd. (C)	99,000	71,517
GF Securities Company, Ltd., H Shares	69,200	131,965
Giant Network Group Company, Ltd., Class A	8,000	15,026
Grand Baoxin Auto Group, Ltd. (A)	219,500	19,168
Grandjoy Holdings Group Company, Ltd., Class A (A)	22,500	13,178
Greatview Aseptic Packaging Company, Ltd.	44,000	16,095
Gree Electric Appliances, Inc. of Zhuhai, Class A	20,300	118,115
Greenland Holdings Corp., Ltd., Class A	35,400	24,113
Greenland Hong Kong Holdings, Ltd.	88,000	16,935
Greentown China Holdings, Ltd.	102,500	165,239
Greentown Service Group Company, Ltd.	98,000	90,491
GRG Banking Equipment Company, Ltd., Class A	6,800	12,718
Guangdong Tapai Group Company, Ltd., Class A	13,200	21,937
Guangdong Xinbao Electrical Appliances Holdings Company, Ltd., Class A	5,400	20,958
Guanghui Energy Company, Ltd., Class A (A)	34,100	35,052
Guangshen Railway Company, Ltd., H Shares (A)	211,600	36,088
Guangxi Liugong Machinery Company, Ltd., Class A	12,000	14,512
Guangxi Wuzhou Zhongheng Group Company, Ltd., Class A	44,700	27,082
Guangzhou Automobile Group Company, Ltd., H Shares	210,000	207,254
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	24,000	69,137
Guangzhou Haige Communications Group, Inc. Company, Class A	9,600	16,442
Guangzhou R&F Properties Company, Ltd., H Shares (B)	201,600	75,018
Guangzhou Yuexiu Financial Holdings Group Company, Ltd., Class A	17,000	23,210
Guizhou Panjiang Refined Coal Company, Ltd., Class A	18,700	21,367
Guizhou Xinbang Pharmaceutical Company, Ltd., Class A (A)	10,700	12,465

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Guorui Properties, Ltd. (A)	84,000	$3,292
Guosen Securities Company, Ltd., Class A	35,700	64,335
Guotai Junan Securities Company, Ltd., H Shares (C)	34,600	53,728
Guoyuan Securities Company, Ltd., Class A	17,400	21,031
Haier Smart Home Company, Ltd., H Shares	191,600	810,339
Haitian International Holdings, Ltd.	70,000	194,457
Haitong Securities Company, Ltd., H Shares	188,000	166,672
Hang Zhou Great Star Industrial Company, Ltd., Class A (A)	4,300	20,568
Hangcha Group Company, Ltd., Class A	5,800	15,611
Hangzhou Binjiang Real Estate Group Company, Ltd., Class A	20,300	14,847
Hangzhou Oxygen Plant Group Company, Ltd., Class A	5,100	24,030
Hangzhou Robam Appliances Company, Ltd., Class A	4,400	24,873
Harbin Bank Company, Ltd., H Shares (A)(C)	74,000	7,498
Harbin Electric Company, Ltd., H Shares (A)	84,000	37,929
HBIS Resources Company, Ltd., Class A	4,700	10,588
HC Group, Inc. (A)	98,000	8,445
Heilongjiang Agriculture Company, Ltd., Class A	9,100	20,798
Hello Group, Inc., ADR	17,548	157,581
Henan Shenhuo Coal & Power Company, Ltd., Class A	6,200	8,888
Hengan International Group Company, Ltd.	70,000	360,634
Hengdian Group DMEGC Magnetics Company, Ltd., Class A	10,000	29,639
Hengli Petrochemical Company, Ltd., Class A	35,401	127,690
Hengyi Petrochemical Company, Ltd., Class A	23,800	39,696
Hesteel Company, Ltd., Class A	54,700	21,141
Hiroca Holdings, Ltd.	8,000	16,325
Hisense Home Appliances Group Company, Ltd., H Shares	39,000	46,265
Hongda Xingye Company, Ltd., Class A	28,900	27,492
Honghua Group, Ltd. (A)	367,000	12,972
Honworld Group, Ltd. (A)(C)(D)	56,000	19,843
Hope Education Group Company, Ltd. (C)	352,000	67,821
Hua Hong Semiconductor, Ltd. (A)(C)	25,000	138,072
Huadong Medicine Company, Ltd., Class A	4,620	29,186
Huafa Industrial Company Ltd Zhuhai, Class A	26,900	25,425
Huafon Chemical Company, Ltd., Class A	21,100	34,579
Huaibei Mining Holdings Company, Ltd., Class A	10,300	18,119
Huapont Life Sciences Company, Ltd., Class A	10,700	12,178
Huatai Securities Company, Ltd., H Shares (C)	112,800	187,892
Huaxi Securities Company, Ltd., Class A	7,000	10,823
Huaxia Bank Company, Ltd., Class A	65,400	57,475
Huaxin Cement Company, Ltd., Class A	7,100	21,516
Huayu Automotive Systems Company, Ltd., Class A	14,900	66,169
Hubei Biocause Pharmaceutical Company, Ltd., Class A	20,900	10,860
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	$32,907
Huishang Bank Corp., Ltd., H Shares (A)	63,300	21,197
Humanwell Healthcare Group Company, Ltd., Class A	12,500	44,260
Hunan Valin Steel Company, Ltd., Class A	44,000	35,367
Hytera Communications Corp, Ltd., Class A	14,800	12,821
iDreamSky Technology Holdings, Ltd. (A)(C)	32,000	25,677
Industrial & Commercial Bank of China, Ltd., H Shares	4,921,000	2,775,854
Industrial Bank Company, Ltd., Class A	131,700	393,374
Industrial Securities Company, Ltd., Class A	29,200	45,330
Inke, Ltd. (A)	75,000	16,179
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	166,200	72,892
Inner Mongolia Dian Tou Energy Corp, Ltd., Class A	8,600	20,081
Inner Mongolia ERDOS Resources Company, Ltd., Class A	4,500	16,622
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	43,700	35,898
Inner Mongolia Xingye Mining Company, Ltd., Class A (A)	13,800	15,676
Inner Mongolia Yitai Coal Company, Ltd., H Shares	25,700	19,847
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A (A)	18,500	21,226
Inspur Electronic Information Industry Company, Ltd., Class A	9,300	52,337
JCET Group Company, Ltd., Class A	10,100	49,164
JD.com, Inc., Class A (A)	13,650	470,275
JH Educational Technology, Inc. (A)	42,000	15,194
Jiangsu Changshu Rural Commercial Bank Company, Ltd., Class A	18,200	18,878
Jiangsu Guotai International Group Company, Ltd., Class A	7,600	16,391
Jiangsu Jiangyin Rural Commercial Bank Company, Ltd., Class A	17,900	10,816
Jiangsu Linyang Energy Company, Ltd., Class A	13,300	25,327
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	20,957
Jiangsu Shagang Company, Ltd., Class A	27,000	24,768
Jiangsu Shuangxing Color Plastic New Materials Company, Ltd., Class A	5,200	22,126
Jiangsu Zhangjiagang Rural Commercial Bank Company, Ltd., Class A	13,900	12,562
Jiangsu Zhongnan Construction Group Company, Ltd., Class A	31,500	20,480
Jiangsu Zhongtian Technology Company, Ltd., Class A	17,400	46,296
Jiangxi Copper Company, Ltd., H Shares	99,000	159,047
Jiangxi Zhengbang Technology Company, Ltd., Class A	14,100	21,402
Jilin Aodong Pharmaceutical Group Company, Ltd., Class A	4,700	13,638
Jinduicheng Molybdenum Company, Ltd., Class A	17,700	19,064
Jingrui Holdings, Ltd. (A)(B)	69,000	15,306
JinkoSolar Holding Company, Ltd., ADR (A)(B)	4,563	209,715

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jinneng Science&Technology Company, Ltd., Class A	8,700	$22,268
Jizhong Energy Resources Company, Ltd., Class A	18,200	15,781
JNBY Design, Ltd.	11,000	17,524
Joincare Pharmaceutical Group Industry Company, Ltd., Class A	11,400	22,975
Jointown Pharmaceutical Group Company, Ltd., Class A	7,700	17,797
Juneyao Airlines Company, Ltd., Class A	6,700	18,676
Kaisa Prosperity Holdings, Ltd. (A)	4,000	6,146
Kangda International Environmental Company, Ltd. (A)(C)	140,000	14,176
Kasen International Holdings, Ltd. (A)	119,000	11,740
Keshun Waterproof Technologies Company, Ltd., Class A	10,700	27,329
Kingfa Sci & Tech Company, Ltd., Class A	12,500	24,673
Kingsoft Corp., Ltd.	93,600	411,687
Kunlun Tech Company, Ltd., Class A	3,100	11,281
KWG Group Holdings, Ltd.	154,013	100,864
KWG Living Group Holdings, Ltd.	88,506	36,394
LB Group Company, Ltd., Class A	13,400	60,106
Legend Holdings Corp., H Shares (C)	66,200	97,875
Lenovo Group, Ltd.	674,000	774,619
Lens Technology Company, Ltd., Class A	31,900	115,065
Leo Group Company, Ltd., Class A	58,700	22,668
Lepu Medical Technology Beijing Company, Ltd., Class A	12,600	44,791
LexinFintech Holdings, Ltd., ADR (A)	14,967	57,773
Leyard Optoelectronic Company, Ltd., Class A	9,800	15,772
Liaoning Cheng Da Company, Ltd., Class A	7,000	21,452
Liaoning Port Company, Ltd., H Shares	204,000	18,588
Lier Chemical Company, Ltd., Class A	3,900	20,674
Lingyi iTech Guangdong Company, Class A (A)	40,900	47,297
Livzon Pharmaceutical Group, Inc., H Shares	17,400	63,640
Logan Group Company, Ltd.	166,000	126,900
Longfor Group Holdings, Ltd. (C)	197,000	929,200
Lonking Holdings, Ltd.	277,000	77,874
Luxi Chemical Group Company, Ltd., Class A	14,600	35,006
Luye Pharma Group, Ltd. (A)(C)	235,000	107,184
Maanshan Iron & Steel Company, Ltd., H Shares	108,000	39,707
Mayinglong Pharmaceutical Group Company, Ltd., Class A	5,200	23,485
Metallurgical Corp. of China, Ltd., H Shares	185,000	47,264
Ming Yang Smart Energy Group, Ltd., Class A	9,200	37,709
Minth Group, Ltd.	88,000	387,674
MLS Company, Ltd., Class A	9,700	23,049
Modern Land China Company, Ltd. (D)	88,000	4,289
Monalisa Group Company, Ltd., Class A	6,100	27,452
Nanjing Iron & Steel Company, Ltd., Class A	38,000	22,098
Nanjing Securities Company, Ltd., Class A	15,100	23,497
NavInfo Company, Ltd., Class A (A)	11,700	29,218
NetDragon Websoft Holdings, Ltd.	17,000	40,000
New China Life Insurance Company, Ltd., H Shares	86,800	232,243
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
New Hope Liuhe Company, Ltd., Class A (A)	16,500	$39,393
Newland Digital Technology Company, Ltd., Class A	4,600	13,094
Ningbo Joyson Electronic Corp., Class A	8,100	27,929
Ningbo Sanxing Medical Electric Company, Ltd., Class A	4,500	11,524
Ningbo Zhoushan Port Company, Ltd., Class A	17,900	11,144
Ningxia Baofeng Energy Group Company, Ltd., Class A	15,500	42,230
NVC International Holdings, Ltd. (A)	267,000	4,822
Offshore Oil Engineering Company, Ltd., Class A	30,700	22,223
OFILM Group Company, Ltd., Class A (A)	9,000	13,704
Orient Securities Company, Ltd., H Shares (C)	42,000	35,890
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	42,500	25,995
PCI Technology Group Company, Ltd., Class A	17,100	22,358
Pengdu Agriculture & Animal Husbandry Company, Ltd., Class A (A)	44,000	26,367
Perfect World Company, Ltd., Class A	9,000	28,690
PetroChina Company, Ltd., H Shares	2,098,000	929,196
PICC Property & Casualty Company, Ltd., H Shares	578,000	472,481
Ping An Bank Company, Ltd., Class A	90,100	232,946
Ping An Insurance Group Company of China, Ltd., H Shares	482,000	3,473,350
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	15,000	19,752
Postal Savings Bank of China Company, Ltd., H Shares (C)	519,000	364,466
Power Construction Corp. of China, Ltd., Class A	61,800	78,391
Powerlong Real Estate Holdings, Ltd.	178,000	93,194
Q Technology Group Company, Ltd.	37,000	47,866
Qingdao Port International Company, Ltd., H Shares (C)	19,000	10,522
Qingdao Rural Commercial Bank Corp., Class A	34,400	20,834
Qingling Motors Company, Ltd., H Shares	128,000	25,953
Qunxing Paper Holdings Company, Ltd. (A)(D)	634,371	0
Red Star Macalline Group Corp., Ltd., H Shares (A)(C)	62,480	29,894
Redco Properties Group, Ltd. (B)(C)	96,000	32,143
Redsun Properties Group, Ltd. (B)	93,000	26,112
Renhe Pharmacy Company, Ltd., Class A	14,800	21,689
Risen Energy Company, Ltd., Class A	2,800	14,279
RiseSun Real Estate Development Company, Ltd., Class A	16,000	10,923
Ronshine China Holdings, Ltd. (A)(B)	61,500	23,657
SAIC Motor Corp., Ltd., Class A	32,700	105,916
Sailun Group Company, Ltd., Class A	14,200	33,004
Sansteel Minguang Company, Ltd., Class A	16,900	18,063
Sany Heavy Equipment International Holdings Company, Ltd.	99,000	95,921
Sany Heavy Industry Company, Ltd., Class A	52,400	187,591
Sealand Securities Company, Ltd., Class A	25,200	16,256
Seazen Group, Ltd. (A)	240,000	162,329
Seazen Holdings Company, Ltd., Class A	14,800	67,724

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shaanxi Coal Industry Company, Ltd., Class A	59,000	$113,138
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	18,100	33,712
Shandong Bohui Paper Industrial Company, Ltd., Class A	7,000	11,361
Shandong Buchang Pharmaceuticals Company, Ltd., Class A	3,600	11,918
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	41,000	19,644
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	33,000	56,626
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	5,200	22,650
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	14,600	71,666
Shandong Linglong Tyre Company, Ltd., Class A	8,600	49,345
Shandong Longda Meishi Company, Ltd., Class A	6,800	11,156
Shandong Molong Petroleum Machinery Company, Ltd., H Shares (A)	33,600	22,690
Shandong Nanshan Aluminum Company, Ltd., Class A	48,800	36,214
Shandong Sun Paper Industry JSC, Ltd., Class A	13,600	24,533
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	252,000	314,167
Shanghai AJ Group Company, Ltd., Class A	21,300	22,595
Shanghai Bailian Group Company, Ltd., Class A	13,400	28,037
Shanghai Construction Group Company, Ltd., Class A	41,000	23,137
Shanghai Electric Group Company, Ltd., H Shares	158,000	48,235
Shanghai Environment Group Company, Ltd., Class A	11,800	23,324
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	22,500	99,062
Shanghai International Airport Company, Ltd., Class A (A)	2,900	21,223
Shanghai International Port Group Company, Ltd., Class A	44,200	38,023
Shanghai Jin Jiang Capital Company, Ltd., H Shares	244,000	91,717
Shanghai Jinjiang International Hotels Company, Ltd., Class A	3,300	30,395
Shanghai Lingang Holdings Corp, Ltd., Class A	7,000	16,338
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., Class A	6,500	11,083
Shanghai Mechanical and Electrical Industry Company, Ltd., Class A	4,400	10,987
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	91,200	173,056
Shanghai Pudong Development Bank Company, Ltd., Class A	121,600	162,760
Shanghai RAAS Blood Products Company, Ltd., Class A	29,400	31,476
Shanghai Sinyang Semiconductor Materials Company, Ltd., Class A	2,800	17,965
Shanghai Yuyuan Tourist Mart Group Company, Ltd., Class A	7,000	11,319
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,300	$31,445
Shanxi Coking Coal Energy Group Company, Ltd., Class A	22,900	29,763
Shanxi Coking Company, Ltd., Class A	16,400	16,001
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	11,400	20,275
Shanxi Taigang Stainless Steel Company, Ltd., Class A	40,100	44,488
Shanying International Holding Company, Ltd., Class A	40,100	20,706
Shengjing Bank Company, Ltd., H Shares (A)(C)	17,500	15,493
Shenguan Holdings Group, Ltd.	90,000	4,905
Shenwan Hongyuan Group Company, Ltd., H Shares (C)	143,200	34,907
Shenzhen Agricultural Products Group Company, Ltd., Class A	22,100	22,161
Shenzhen Airport Company, Ltd., Class A (A)	12,200	14,011
Shenzhen Aisidi Company, Ltd., Class A	13,100	23,424
Shenzhen Desay Battery Technology Company, Class A	2,100	19,243
Shenzhen Everwin Precision Technology Company, Ltd., Class A	6,000	18,691
Shenzhen Huaqiang Industry Company, Ltd., Class A	4,300	11,634
Shenzhen Jinjia Group Company, Ltd., Class A	11,500	27,325
Shenzhen Kaifa Technology Company, Ltd., Class A	8,800	21,874
Shenzhen Kinwong Electronic Company, Ltd., Class A	2,900	15,718
Shenzhen MTC Company, Ltd., Class A (A)	26,800	20,449
Shenzhen Overseas Chinese Town Company, Ltd., Class A	44,000	48,633
Shenzhen Suntak Circuit Technology Company, Ltd., Class A	8,500	22,488
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	2,400	12,696
Shenzhen Zhongjin Lingnan Nonfemet Company, Ltd., Class A	16,500	12,736
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	8,800	27,027
Shui On Land, Ltd.	390,961	52,627
Sichuan Hebang Biotechnology Company, Ltd., Class A (A)	32,700	17,512
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	11,400	33,831
Sichuan Road & Bridge Company, Ltd., Class A	26,700	50,532
Sihuan Pharmaceutical Holdings Group, Ltd. (B)	177,000	33,627
Sinolink Securities Company, Ltd., Class A	14,300	25,439
Sino-Ocean Group Holding, Ltd.	333,973	77,996
Sinopec Engineering Group Company, Ltd., H Shares	129,000	63,669
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	300,000	68,911
Sinopharm Group Company, Ltd., H Shares	156,800	341,268
Sinosoft Technology Group, Ltd.	104,000	10,925
Sinotrans, Ltd., H Shares	242,000	77,612
Sinotruk Hong Kong, Ltd.	92,500	142,419

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Skyfame Realty Holdings, Ltd.	286,000	$31,544
SOHO China, Ltd. (A)	247,000	54,483
SooChow Securities Company, Ltd., Class A	19,110	26,587
Southwest Securities Company, Ltd., Class A	28,700	23,836
Sunac China Holdings, Ltd.	279,000	422,053
Sunac Services Holdings, Ltd. (C)	2,400	2,450
Suning Universal Company, Ltd., Class A (A)	15,000	11,105
Suning.com Company, Ltd., Class A (A)	26,300	17,002
Sunshine 100 China Holdings, Ltd. (A)(C)	77,000	4,146
Suzhou Anjie Technology Company, Ltd., Class A	7,300	19,516
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	11,700	49,733
Suzhou Gold Mantis Construction Decoration Company, Ltd., Class A	21,200	20,236
Tangshan Jidong Cement Company, Ltd., Class A	11,000	20,651
TangShan Port Group Company, Ltd., Class A	52,100	22,493
Tangshan Sanyou Chemical Industries Company, Ltd., Class A	14,700	20,101
TBEA Company, Ltd., Class A	22,600	74,955
TCL Technology Group Corp., Class A	98,900	95,792
Ten Pao Group Holdings, Ltd.	80,000	19,301
Tencent Music Entertainment Group, ADR (A)	44,713	306,284
Tenwow International Holdings, Ltd. (A)(D)	121,000	4,423
The People's Insurance Company Group of China, Ltd., H Shares	514,000	155,651
Tian Di Science & Technology Company, Ltd., Class A	33,600	23,094
Tian Ge Interactive Holdings, Ltd. (A)(C)	44,000	4,463
Tiangong International Company, Ltd. (B)	108,000	66,219
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	24,000	13,208
Tianjin Chase Sun Pharmaceutical Company, Ltd., Class A	36,600	45,028
Tianjin Guangyu Development Company, Ltd., Class A	7,500	28,412
Tianli Education International Holdings, Ltd. (D)	150,000	33,068
Tianneng Power International, Ltd. (B)	78,000	82,543
Tianyun International Holdings, Ltd. (A)	54,000	10,243
Times China Holdings, Ltd.	28,000	13,544
Tingyi Cayman Islands Holding Corp.	172,000	353,734
Tong Ren Tang Technologies Company, Ltd., H Shares	62,000	66,572
Tongcheng Travel Holdings, Ltd. (A)	74,000	137,173
TongFu Microelectronics Company, Ltd., Class A	7,500	22,873
Tongkun Group Company, Ltd., Class A	12,900	42,905
Tongling Nonferrous Metals Group Company, Ltd., Class A	72,500	39,686
Topsec Technologies Group, Inc., Class A	7,000	21,058
Transfar Zhilian Company, Ltd., Class A	16,500	22,508
TravelSky Technology, Ltd., H Shares	52,000	87,405
Trigiant Group, Ltd. (A)	158,000	11,753
Trip.com Group, Ltd. (A)	750	18,395
Trip.com Group, Ltd., ADR (A)	35,226	867,264
Uni-President China Holdings, Ltd.	120,000	116,322
Unisplendour Corp., Ltd., Class A	11,600	41,628
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Universal Scientific Industrial Shanghai Company, Ltd., Class A	10,400	$26,197
Valiant Company, Ltd., Class A	3,500	12,990
Viomi Technology Company, Ltd., ADR (A)	4,620	11,180
Vipshop Holdings, Ltd., ADR (A)	43,158	362,527
Virscend Education Company, Ltd. (B)(C)(D)	59,000	3,133
VNET Group, Inc., ADR (A)	1,915	17,292
Wangfujing Group Company, Ltd., Class A	4,500	19,071
Wangsu Science & Technology Company, Ltd., Class A	23,700	24,877
Want Want China Holdings, Ltd.	269,000	246,885
Wanxiang Qianchao Company, Ltd., Class A	23,700	23,705
Wasu Media Holding Company, Ltd., Class A	8,900	11,816
Weibo Corp., ADR (A)	540	16,729
Weichai Power Company, Ltd., H Shares	193,000	378,514
Weifu High-Technology Group Company, Ltd., Class A	4,400	14,873
Weiqiao Textile Company, H Shares	73,500	24,707
Wens Foodstuffs Group Company, Ltd., Class A	29,500	89,232
West China Cement, Ltd.	298,000	53,133
Western Securities Company, Ltd., Class A	28,800	36,461
Wisdom Education International Holdings Company, Ltd.	122,000	10,816
Wolong Electric Group Company, Ltd., Class A	10,400	29,881
Wuchan Zhongda Group Company, Ltd., Class A	41,000	38,128
Wuxi Taiji Industry Company, Ltd., Class A	16,400	20,785
XCMG Construction Machinery Company, Ltd., Class A	26,000	24,413
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	62,500	48,841
Xiamen C & D, Inc., Class A	9,700	13,814
Xiamen International Port Company, Ltd., H Shares	260,000	28,685
Xiamen ITG Group Corp, Ltd., Class A	18,100	20,498
Xiamen Xiangyu Company, Ltd., Class A	17,400	23,185
Xingda International Holdings, Ltd.	147,515	32,363
Xingfa Aluminium Holdings, Ltd.	29,000	27,340
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	51,000	38,674
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	47,000	91,756
Xinjiang Zhongtai Chemical Company, Ltd., Class A	8,100	12,142
Xinte Energy Company, Ltd., H Shares (B)	14,400	26,727
Xinxing Ductile Iron Pipes Company, Ltd., Class A	33,500	22,776
Xinyangfeng Agricultural Technology Company, Ltd., Class A	5,900	15,635
Xinyu Iron & Steel Company, Ltd., Class A	24,700	20,518
Xuji Electric Company, Ltd., Class A	5,200	21,309
Yangtze Optical Fibre and Cable Joint Stock Company, Ltd., H Shares (C)	15,500	25,752
Yankuang Energy Group Company, Ltd., H Shares (B)	178,000	353,776
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	2,300	14,486

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (A)(B)(C)	33,400	$26,098
Yifan Pharmaceutical Company, Ltd., Class A	5,200	14,371
Yintai Gold Company, Ltd., Class A	9,100	12,557
Yiren Digital, Ltd., ADR (A)(B)	7,156	20,466
Yixintang Pharmaceutical Group Company, Ltd., Class A	2,200	13,290
Yonghui Superstores Company, Ltd., Class A	33,100	21,029
Youngor Group Company, Ltd., Class A	10,400	11,248
YTO Express Group Company, Ltd., Class A	14,800	38,749
Yum China Holdings, Inc.	15,341	764,595
Yunda Holding Company, Ltd., Class A	10,700	34,366
Yunnan Aluminium Company, Ltd., Class A (A)	16,200	28,549
Yunnan Baiyao Group Company, Ltd., Class A	4,400	72,296
Yunnan Copper Company, Ltd., Class A	10,000	21,030
Yunnan Tin Company, Ltd., Class A (A)	5,500	16,956
Yutong Bus Company, Ltd., Class A	11,900	20,586
Yuzhou Group Holdings Company, Ltd.	341,376	28,040
Zepp Health Corp., ADR (A)	2,968	14,988
Zhaojin Mining Industry Company, Ltd., H Shares	122,500	104,860
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	30,600	40,347
Zhejiang China Commodities City Group Company, Ltd., Class A	28,122	21,398
Zhejiang Chint Electrics Company, Ltd., Class A	11,000	92,986
Zhejiang Dahua Technology Company, Ltd., Class A	14,900	54,917
Zhejiang Glass Company, Ltd., H Shares (A)(D)	162,000	0
Zhejiang Hailiang Company, Ltd., Class A	6,500	12,685
Zhejiang Hisoar Pharmaceutical Company, Ltd., Class A	12,100	15,654
Zhejiang Huace Film & Television Company, Ltd., Class A	11,400	12,106
Zhejiang Jiahua Energy Chemical Industry Company, Ltd., Class A	8,500	15,428
Zhejiang JIULI Hi-tech Metals Company, Ltd., Class A	6,300	17,686
Zhejiang Juhua Company, Ltd., Class A	8,900	18,066
Zhejiang Longsheng Group Company, Ltd., Class A	17,400	34,513
Zhejiang NHU Company, Ltd., Class A	12,000	58,597
Zhejiang Semir Garment Company, Ltd., Class A	15,300	18,560
Zhejiang Wanliyang Company, Ltd., Class A	6,300	14,580
Zhejiang Xianju Pharmaceutical Company, Ltd., Class A	10,900	22,576
Zhejiang Xinan Chemical Industrial Group Company, Ltd., Class A	4,900	19,253
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares (B)	25,400	26,739
Zhenro Properties Group, Ltd. (B)	131,000	62,308
Zheshang Securities Company, Ltd., Class A	10,800	22,350
Zhong An Group, Ltd. (A)	409,000	16,787
Zhongji Innolight Company, Ltd., Class A	4,900	32,707
Zhongjin Gold Corp, Ltd., Class A	31,200	40,356
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhongshan Broad Ocean Motor Company, Ltd., Class A	20,000	$27,576
Zhou Hei Ya International Holdings Company, Ltd. (A)(C)	58,000	43,767
Zhuzhou CRRC Times Electric Company, Ltd.	35,300	204,609
Zhuzhou Kibing Group Company, Ltd., Class A	18,700	50,295
Zibo Qixiang Tengda Chemical Company, Ltd., Class A	11,900	19,625
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	135,200	85,166
ZTE Corp., H Shares	62,400	170,977
ZTO Express Cayman, Inc., ADR	7,597	214,387
		65,623,501
Colombia - 0.1%
Cementos Argos SA	24,726	37,152
Grupo Argos SA	36,406	121,209
Grupo de Inversiones Suramericana SA	23,322	172,043
		330,404
Czech Republic - 0.1%
CEZ AS	3,671	138,943
Komercni banka AS	2,458	105,094
		244,037
Greece - 0.2%
Alpha Services and Holdings SA (A)	98,073	120,189
Bank of Greece	667	12,827
Eurobank Ergasias Services and Holdings SA (A)	158,083	160,155
Fourlis Holdings SA (A)	3,756	16,483
Hellenic Petroleum Holdings SA	4,654	32,977
JUMBO SA	3,509	50,348
Motor Oil Hellas Corinth Refineries SA	3,190	49,964
Mytilineos SA	2,731	47,049
National Bank of Greece SA (A)	28,623	95,495
Piraeus Financial Holdings SA (A)	2,005	2,940
		588,427
Hong Kong - 4.9%
AAG Energy Holdings, Ltd. (C)	68,000	12,303
Ajisen China Holdings, Ltd.	147,000	23,774
Anxin-China Holdings, Ltd. (A)(D)	1,648,000	0
APT Satellite Holdings, Ltd.	28,000	8,190
Asian Citrus Holdings, Ltd. (A)	249,000	4,977
Ausnutria Dairy Corp., Ltd. (A)	70,000	84,806
Beijing Energy International Holding Company, Ltd. (A)	814,000	30,807
Beijing Enterprises Clean Energy Group, Ltd. (A)	600,000	7,475
Beijing Enterprises Holdings, Ltd.	63,500	219,084
Beijing Enterprises Water Group, Ltd.	532,000	206,707
Brilliance China Automotive Holdings, Ltd. (A)	216,000	103,896
C C Land Holdings, Ltd.	125,126	27,899
C&D International Investment Group, Ltd.	15,260	32,195
CA Cultural Technology Group, Ltd. (A)(B)	35,000	2,021
CECEP COSTIN New Materials Group, Ltd. (A)(D)	348,000	0
CGN New Energy Holdings Company, Ltd. (B)	150,000	156,941
China Aerospace International Holdings, Ltd.	190,000	13,163
China Aircraft Leasing Group Holdings, Ltd. (B)	23,000	16,883

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
China Boton Group Company, Ltd. (A)(B)	20,000	$10,652
China Education Group Holdings, Ltd. (B)	36,000	58,500
China Everbright Greentech, Ltd. (B)(C)	114,000	42,849
China Everbright, Ltd.	76,000	90,845
China Fiber Optic Network System Group, Ltd. (A)(D)	150,800	5,415
China Foods, Ltd.	74,000	29,013
China Gas Holdings, Ltd.	254,000	528,342
China High Precision Automation Group, Ltd. (A)(D)	18,000	2,147
China High Speed Transmission Equipment Group Company, Ltd. (A)	45,000	32,472
China Jinmao Holdings Group, Ltd.	500,000	154,639
China Longevity Group Company, Ltd. (A)(D)	93,000	4,902
China Lumena New Materials Corp. (A)(D)	50,900	0
China Merchants Land, Ltd. (A)	260,000	24,696
China Merchants Port Holdings Company, Ltd.	72,622	132,540
China New Town Development Company, Ltd. (A)	300,165	3,161
China Oil & Gas Group, Ltd. (A)	600,000	36,184
China Overseas Grand Oceans Group, Ltd.	191,500	97,290
China Overseas Land & Investment, Ltd.	380,000	900,144
China Resources Cement Holdings, Ltd.	282,000	213,286
China Resources Gas Group, Ltd.	86,000	485,949
China Resources Land, Ltd.	344,000	1,449,478
China South City Holdings, Ltd.	498,000	46,644
China Taiping Insurance Holdings Company, Ltd.	178,600	245,249
China Traditional Chinese Medicine Holdings Company, Ltd.	336,000	222,632
China Travel International Investment Hong Kong, Ltd. (A)	314,000	62,070
China Vast Industrial Urban Development Company, Ltd. (C)	36,000	7,064
Chu Kong Shipping Enterprises Group Company, Ltd.	26,000	3,199
CIMC Enric Holdings, Ltd.	86,000	125,211
CITIC Resources Holdings, Ltd. (A)	488,000	30,070
Concord New Energy Group, Ltd.	690,000	72,589
COSCO SHIPPING International Hong Kong Company, Ltd.	59,625	18,202
COSCO SHIPPING Ports, Ltd.	162,371	141,121
CP Pokphand Company, Ltd. (D)	870,000	127,489
Dawnrays Pharmaceutical Holdings, Ltd.	117,000	25,091
Digital China Holdings, Ltd.	73,000	46,381
ESR Cayman, Ltd. (A)(C)	13,000	43,974
Far East Horizon, Ltd.	183,000	162,497
GCL-Poly Energy Holdings, Ltd. (A)(B)	1,373,000	497,955
Geely Automobile Holdings, Ltd.	490,000	1,338,590
Gemdale Properties & Investment Corp., Ltd.	778,000	82,817
Glorious Property Holdings, Ltd. (A)	88,000	2,729
Glory Sun Financial Group, Ltd. (A)(B)	612,000	15,694
Glory Sun Land Group, Ltd. (A)	61,506	823
Goldlion Holdings, Ltd.	36,000	7,467
Goldpac Group, Ltd.	46,000	9,854
Grand Pharmaceutical Group, Ltd. (B)	86,000	71,278
Health & Happiness H&H International Holdings, Ltd.	24,500	37,987
Hi Sun Technology China, Ltd. (A)	240,000	31,797
Hopson Development Holdings, Ltd.	91,460	190,554
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hua Han Health Industry Holdings, Ltd. (A)(D)	880,000	$23,925
IMAX China Holding, Inc. (C)	7,000	10,383
Jiayuan International Group, Ltd.	111,625	37,657
Joy City Property, Ltd.	328,000	16,821
Ju Teng International Holdings, Ltd.	130,000	21,475
Kingboard Holdings, Ltd.	77,130	375,782
Kingboard Laminates Holdings, Ltd.	103,500	176,035
Kunlun Energy Company, Ltd.	438,000	410,988
Lee & Man Paper Manufacturing, Ltd.	129,000	89,704
Lee's Pharmaceutical Holdings, Ltd.	54,000	23,086
Lifestyle China Group, Ltd. (A)	42,000	6,575
LVGEM China Real Estate Investment Company, Ltd. (A)	60,000	10,546
Min Xin Holdings, Ltd.	24,000	12,253
Mingyuan Medicare Development Company, Ltd. (A)(D)	1,300,000	0
Minmetals Land, Ltd.	118,000	12,569
New World Department Store China, Ltd. (A)	34,000	5,456
Nine Dragons Paper Holdings, Ltd.	185,000	198,676
Overseas Chinese Town Asia Holdings, Ltd. (A)	52,000	8,488
PAX Global Technology, Ltd.	84,000	59,465
Poly Property Group Company, Ltd.	266,453	70,063
Pou Sheng International Holdings, Ltd. (A)	223,000	32,636
Prinx Chengshan Holdings, Ltd.	18,000	16,782
Shanghai Industrial Holdings, Ltd.	37,000	53,922
Shanghai Industrial Urban Development Group, Ltd.	359,400	35,010
Shanghai Zendai Property, Ltd. (A)	765,000	3,141
Shenzhen International Holdings, Ltd.	135,199	140,449
Shenzhen Investment, Ltd.	373,271	80,438
Shimao Group Holdings, Ltd.	150,000	98,202
Shoucheng Holdings, Ltd.	128,000	25,452
Shougang Fushan Resources Group, Ltd.	272,565	92,352
Silver Grant International Holdings Group, Ltd. (A)	160,000	10,259
Sinofert Holdings, Ltd. (A)	300,000	45,062
Sinopec Kantons Holdings, Ltd.	124,000	48,719
Skyworth Group, Ltd. (A)	175,190	122,611
SSY Group, Ltd.	182,000	93,932
Sun Art Retail Group, Ltd.	22,500	9,032
Symphony Holdings, Ltd.	20,000	2,513
TCL Electronics Holdings, Ltd. (A)	114,600	59,598
Texhong Textile Group, Ltd.	10,000	13,209
The Wharf Holdings, Ltd.	99,000	304,100
Tian An China Investment Company, Ltd.	54,000	29,921
Tianjin Port Development Holdings, Ltd.	478,000	38,021
Tomson Group, Ltd.	45,714	12,252
Tongda Group Holdings, Ltd. (A)	885,000	28,378
Truly International Holdings, Ltd.	88,000	36,032
United Energy Group, Ltd.	542,000	45,215
Vinda International Holdings, Ltd. (B)	39,000	95,005
Wasion Holdings, Ltd.	90,000	39,612
Yuexiu Property Company, Ltd.	165,908	146,326
		12,248,781
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	53,879	418,165
OTP Bank NYRT (A)	1,899	96,833
		514,998
India - 13.1%
ACC, Ltd.	5,847	174,519
Adani Enterprises, Ltd.	5,450	124,719
Adani Green Energy, Ltd. (A)	3,790	67,633

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Total Gas, Ltd.	1,936	$44,995
Adani Transmission, Ltd. (A)	9,644	226,871
Aditya Birla Capital, Ltd. (A)	55,560	92,002
Allcargo Logistics, Ltd.	10,467	54,500
Amara Raja Batteries, Ltd.	3,251	27,785
Ambuja Cements, Ltd.	55,925	283,379
Andhra Sugars, Ltd.	6,880	12,578
Apollo Tyres, Ltd.	28,578	83,874
Arvind Fashions, Ltd. (A)	4,879	17,691
Arvind, Ltd. (A)	12,009	19,429
Aster DM Healthcare, Ltd. (A)(C)	8,448	19,815
Aurobindo Pharma, Ltd.	33,905	333,161
Axis Bank, Ltd. (A)	128,852	1,173,156
Axis Bank, Ltd., GDR (A)	310	14,295
Bajaj Holdings & Investment, Ltd.	3,104	229,651
Balmer Lawrie & Company, Ltd.	11,041	18,211
Balrampur Chini Mills, Ltd.	17,968	88,802
Bandhan Bank, Ltd. (C)	32,073	108,388
Bank of Baroda (A)	88,922	97,632
Bank of India (A)	19,819	13,678
BEML, Ltd.	1,822	40,183
Bharat Dynamics, Ltd.	1,195	6,221
Bharat Electronics, Ltd.	59,808	168,103
Bharat Heavy Electricals, Ltd. (A)	72,839	57,640
Bharti Airtel, Ltd., Partly Paid Up Shares (A)	557	2,630
Birla Corp., Ltd.	2,709	51,916
Birlasoft, Ltd.	13,384	97,983
Bombay Burmah Trading Company	681	10,143
Brigade Enterprises, Ltd.	9,013	59,252
BSE, Ltd.	724	18,594
Can Fin Homes, Ltd.	2,623	19,486
Canara Bank (A)	21,738	58,123
Ceat, Ltd.	2,623	42,601
Century Textiles & Industries, Ltd.	2,062	25,353
CESC Ventures, Ltd. (A)	849	8,199
Chambal Fertilizers & Chemicals, Ltd.	19,376	102,288
Chennai Super Kings Cricket, Ltd. (A)(D)	207,315	6,275
Cholamandalam Financial Holdings, Ltd.	6,154	53,509
Cipla, Ltd.	35,701	452,821
City Union Bank, Ltd.	14,539	26,333
Cochin Shipyard, Ltd. (C)	2,163	10,348
Container Corp. of India, Ltd.	14,589	120,178
Cosmo Films, Ltd.	1,053	19,781
CreditAccess Grameen, Ltd. (A)	1,190	9,541
CSB Bank, Ltd. (A)	2,395	7,558
Cyient, Ltd.	5,147	71,091
Dalmia Bharat, Ltd.	3,913	96,967
DB Corp., Ltd.	6,129	7,693
DCB Bank, Ltd. (A)	23,624	25,020
DCM Shriram, Ltd.	4,769	61,179
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,609	13,025
Delta Corp., Ltd.	4,521	15,688
Dhampur Sugar Mills, Ltd.	2,503	10,279
Dilip Buildcon, Ltd. (C)	1,316	7,784
Dish TV India, Ltd. (A)	48,852	12,339
Dishman Carbogen Amcis, Ltd. (A)	5,361	14,452
DLF, Ltd.	42,524	222,860
Edelweiss Financial Services, Ltd.	46,814	44,959
EID Parry India, Ltd.	12,265	74,076
Exide Industries, Ltd.	26,285	59,310
Federal Bank, Ltd.	191,615	213,229
Finolex Cables, Ltd.	3,327	23,583
Finolex Industries, Ltd.	25,360	70,283
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Firstsource Solutions, Ltd.	16,189	$39,711
Fortis Healthcare, Ltd. (A)	23,713	94,673
GAIL India, Ltd.	193,496	335,302
General Insurance Corp. of India (A)(C)	8,025	15,203
GHCL, Ltd.	6,390	32,523
Glenmark Pharmaceuticals, Ltd.	13,855	98,210
Godfrey Phillips India, Ltd.	603	9,129
Godrej Industries, Ltd. (A)	2,755	23,091
Granules India, Ltd.	18,738	84,432
Grasim Industries, Ltd.	23,906	521,449
Gujarat Alkalies & Chemicals, Ltd.	3,130	27,430
Gujarat Ambuja Exports, Ltd.	15,820	36,004
Gujarat Fluorochemicals, Ltd. (A)	4,397	143,827
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,255	60,443
Gujarat Pipavav Port, Ltd.	15,449	20,633
Gujarat State Fertilizers & Chemicals, Ltd.	6,962	11,332
Gujarat State Petronet, Ltd.	26,721	105,508
Hero MotoCorp, Ltd.	1,166	38,526
HFCL, Ltd.	95,724	100,819
Hindalco Industries, Ltd.	148,861	945,023
Hinduja Global Solutions, Ltd.	209	9,293
Hindustan Aeronautics, Ltd.	1,878	30,490
Housing Development Finance Corp., Ltd.	9,167	317,237
ICICI Bank, Ltd.	196,478	1,954,896
ICICI Bank, Ltd., ADR	8,648	171,144
IDFC First Bank, Ltd. (A)	126,067	81,826
IDFC, Ltd. (A)	67,378	57,191
IIFL Finance, Ltd.	15,622	58,327
IIFL Securities, Ltd.	28,932	35,584
Indiabulls Housing Finance, Ltd.	33,338	97,391
Indiabulls Real Estate, Ltd. (A)	28,092	59,147
Indian Bank	13,953	26,091
Indian Overseas Bank (A)	71,034	19,345
Indus Towers, Ltd.	32,463	108,068
IndusInd Bank, Ltd.	12,252	145,755
Infibeam Avenues, Ltd.	17,674	9,542
IOL Chemicals and Pharmaceuticals, Ltd.	1,292	8,347
Jagran Prakashan, Ltd. (A)	12,700	10,560
Jindal Poly Films, Ltd.	1,066	14,888
Jindal Saw, Ltd.	29,627	39,357
Jindal Stainless Hisar, Ltd. (A)	2,829	13,224
Jindal Stainless, Ltd. (A)	11,232	29,876
Jindal Steel & Power, Ltd. (A)	52,794	266,584
JK Paper, Ltd.	7,330	20,185
JK Tyre & Industries, Ltd.	8,887	16,590
JM Financial, Ltd.	33,116	33,035
JSW Energy, Ltd.	40,045	162,326
JSW Steel, Ltd.	84,341	740,398
Jubilant Ingrevia, Ltd.	11,603	89,759
Jubilant Pharmova, Ltd.	11,603	91,279
Just Dial, Ltd. (A)	344	3,735
Jyothy Labs, Ltd.	5,194	9,653
Kalpataru Power Transmission, Ltd.	9,196	45,876
Kalyani Steels, Ltd.	2,643	11,254
Kaveri Seed Company, Ltd.	1,661	12,688
KEC International, Ltd.	3,954	25,425
Kiri Industries, Ltd. (A)	2,637	17,119
Kirloskar Oil Engines, Ltd.	3,612	8,928
KPIT Technologies, Ltd.	13,384	109,663
KPR Mill, Ltd.	18,150	163,499
KRBL, Ltd.	2,618	8,520
L&T Finance Holdings, Ltd. (A)	74,021	76,914
Larsen & Toubro, Ltd.	51,797	1,316,263
Laurus Labs, Ltd. (C)	4,802	34,788

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
LG Balakrishnan & Bros, Ltd.	1,757	$15,238
LIC Housing Finance, Ltd.	39,247	194,539
Linde India, Ltd.	1,282	42,763
LT Foods, Ltd.	11,217	11,283
Lupin, Ltd.	23,401	298,347
Maharashtra Scooters, Ltd.	192	9,865
Maharashtra Seamless, Ltd.	4,212	28,768
Mahindra & Mahindra Financial Services, Ltd.	59,708	119,378
Mahindra & Mahindra, Ltd.	70,868	794,917
Mahindra CIE Automotive, Ltd. (A)	17,673	55,665
Mahindra Lifespace Developers, Ltd. (A)	10,389	33,804
Maithan Alloys, Ltd.	902	12,257
Manappuram Finance, Ltd.	27,778	61,386
Max Healthcare Institute, Ltd. (A)	21,489	129,792
MOIL, Ltd.	14,559	33,022
Mphasis, Ltd.	7,042	321,280
MRF, Ltd.	111	108,622
National Aluminium Company, Ltd.	84,797	114,415
Nava Bharat Ventures, Ltd.	8,719	12,870
Navneet Education, Ltd.	6,921	8,254
NCC, Ltd.	25,675	24,142
NIIT, Ltd.	6,437	38,951
Nilkamal, Ltd.	695	22,773
NMDC, Ltd.	47,542	85,034
Oberoi Realty, Ltd. (A)	6,103	70,396
Omaxe, Ltd. (A)	5,567	5,647
Orient Cement, Ltd.	11,282	24,048
Persistent Systems, Ltd.	6,112	401,217
Petronet LNG, Ltd.	52,168	151,593
Phillips Carbon Black, Ltd.	7,735	25,041
Piramal Enterprises, Ltd.	7,847	277,650
PNB Housing Finance, Ltd. (A)(C)	3,409	22,600
PNC Infratech, Ltd.	5,394	19,028
Polyplex Corp., Ltd.	2,563	64,460
Power Finance Corp., Ltd.	90,707	145,574
Prestige Estates Projects, Ltd.	20,468	130,079
PTC India, Ltd.	31,315	45,932
Punjab National Bank (A)	97,317	48,725
Quess Corp., Ltd. (C)	1,882	21,497
Rain Industries, Ltd.	22,684	72,776
Rajesh Exports, Ltd.	8,931	88,592
Ramco Industries, Ltd.	4,270	14,388
Ramkrishna Forgings, Ltd.	1,073	13,577
Rashtriya Chemicals & Fertilizers, Ltd.	10,276	10,485
Raymond, Ltd. (A)	1,181	9,853
RBL Bank, Ltd. (A)(C)	21,550	36,863
REC, Ltd.	89,160	160,007
Redington India, Ltd.	81,148	157,552
Reliance Industries, Ltd., GDR (C)	87,194	5,578,280
Reliance Power, Ltd. (A)	121,528	22,208
Sharda Cropchem, Ltd.	2,311	10,924
Shipping Corp. of India, Ltd.	14,077	25,418
Shriram City Union Finance, Ltd.	2,480	59,063
Shriram Transport Finance Company, Ltd.	13,889	225,887
Sobha, Ltd.	4,273	51,227
State Bank of India	109,237	673,663
State Bank of India, GDR	1,997	123,014
Steel Authority of India, Ltd.	106,244	152,632
Strides Pharma Science, Ltd.	2,675	15,996
Sun Pharmaceutical Industries, Ltd.	54,244	615,813
Sun TV Network, Ltd.	7,964	53,407
Sundaram-Clayton, Ltd.	227	11,545
TAKE Solutions, Ltd. (A)	7,707	5,026
Tata Chemicals, Ltd.	13,942	166,988
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Tata Coffee, Ltd.	3,872	$11,098
Tata Consumer Products, Ltd.	31,789	317,198
Tata Motors, Ltd. (A)	206,227	1,330,492
Tata Steel, Ltd.	58,310	867,800
Tech Mahindra, Ltd.	8,219	197,368
Techno Electric & Engineering Company, Ltd.	7,028	22,698
The Great Eastern Shipping Company, Ltd.	12,279	49,176
The India Cements, Ltd.	20,619	53,194
The Jammu & Kashmir Bank, Ltd. (A)	20,576	10,012
The Karnataka Bank, Ltd.	33,585	27,710
The Karur Vysya Bank, Ltd.	24,026	14,715
The South Indian Bank, Ltd. (A)	134,442	16,024
Thirumalai Chemicals, Ltd.	3,185	10,068
Transport Corp. of India, Ltd.	3,182	31,890
Trident, Ltd.	171,050	122,225
Triveni Engineering & Industries, Ltd.	5,573	16,597
TV18 Broadcast, Ltd. (A)	95,709	57,648
UCO Bank (A)	19,949	3,486
Uflex, Ltd.	5,261	36,040
Unichem Laboratories, Ltd.	4,453	14,876
UPL, Ltd.	42,377	425,303
Usha Martin, Ltd. (A)	9,317	11,291
VA Tech Wabag, Ltd. (A)	3,621	15,033
Vardhman Textiles, Ltd.	3,223	101,675
Vedanta, Ltd.	14,777	67,494
Vodafone Idea, Ltd. (A)	275,824	56,536
Welspun Corp., Ltd.	14,025	33,488
Welspun Enterprises, Ltd.	9,451	12,015
Welspun India, Ltd.	12,315	24,022
Wipro, Ltd.	105,250	1,008,473
Wockhardt, Ltd. (A)	4,216	23,321
Yes Bank, Ltd. (A)	49,153	9,007
Yes Bank, Ltd., Lock-In Shares (D)(E)	147,461	23,084
Zee Entertainment Enterprises, Ltd.	43,394	186,284
Zee Media Corp., Ltd. (A)	54,429	9,786
Zydus Wellnes, Ltd.	386	9,774
		32,763,905
Indonesia - 1.6%
Adaro Energy Tbk PT	1,772,000	281,016
Adhi Karya Persero Tbk PT (A)	235,600	14,784
AKR Corporindo Tbk PT	152,300	43,901
Alam Sutera Realty Tbk PT (A)	1,741,800	19,796
Aneka Tambang Tbk	67,900	10,746
Astra Agro Lestari Tbk PT	49,555	33,019
Astra International Tbk PT	1,140,800	456,608
Bakrie Telecom Tbk PT (A)(D)	17,557,300	30,797
Bank Mandiri Persero Tbk PT	960,140	474,097
Bank Negara Indonesia Persero Tbk PT	548,981	259,508
Bank Pan Indonesia Tbk PT (A)	695,197	37,556
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	284,100	26,583
Bank Pembangunan Daerah Jawa Timur Tbk PT	625,600	32,933
Bank Tabungan Negara Persero Tbk PT (A)	376,361	45,615
Bekasi Fajar Industrial Estate Tbk PT (A)	817,800	6,434
BISI International Tbk PT	290,800	20,339
Blue Bird Tbk PT	5,500	533
Buana Lintas Lautan Tbk PT (A)	1,186,800	19,783
Bukit Asam Tbk PT	380,100	72,355
Bumi Serpong Damai Tbk PT (A)	499,400	35,381
Ciputra Development Tbk PT	1,290,744	87,849
Delta Dunia Makmur Tbk PT (A)	610,700	11,316
Elnusa Tbk PT	742,600	14,374

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Erajaya Swasembada Tbk PT	1,113,500	$46,855
Gudang Garam Tbk PT	32,400	69,577
Indah Kiat Pulp & Paper Tbk PT	279,700	153,641
Indika Energy Tbk PT (A)	225,300	24,455
Indo Tambangraya Megah Tbk PT	34,600	49,533
Indocement Tunggal Prakarsa Tbk PT	110,800	94,059
Indofood CBP Sukses Makmur Tbk PT	38,600	23,577
Indofood Sukses Makmur Tbk PT	483,100	214,510
Intiland Development Tbk PT (A)	1,316,300	14,404
Japfa Comfeed Indonesia Tbk PT	499,770	60,241
Jaya Real Property Tbk PT	215,500	7,849
Kawasan Industri Jababeka Tbk PT (A)	2,384,099	27,747
Krakatau Steel Persero Tbk PT (A)	733,900	21,223
Link Net Tbk PT	58,200	16,332
Lippo Karawaci Tbk PT (A)	4,020,148	39,751
Malindo Feedmill Tbk PT (A)	128,500	6,040
Map Aktif Adiperkasa PT (A)	105,900	18,845
Medco Energi Internasional Tbk PT (A)	1,194,526	38,982
Media Nusantara Citra Tbk PT	718,600	45,330
Mitra Adiperkasa Tbk PT (A)	715,200	35,625
MNC Vision Networks Tbk PT (A)	614,600	7,241
Pabrik Kertas Tjiwi Kimia Tbk PT	101,200	53,516
Panin Financial Tbk PT (A)	949,400	11,459
Paninvest Tbk PT (A)	116,800	5,570
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	26,481
PP Persero Tbk PT (A)	292,600	20,288
Puradelta Lestari Tbk PT	1,584,700	21,233
Ramayana Lestari Sentosa Tbk PT (A)	463,200	21,265
Salim Ivomas Pratama Tbk PT	670,100	21,433
Semen Indonesia Persero Tbk PT	259,300	131,836
Siloam International Hospitals Tbk PT	36,900	22,197
Sri Rejeki Isman Tbk PT (A)(D)	1,260,900	12,916
Suryainti Permata Tbk PT (A)(D)	1,446,000	0
Timah Tbk PT (A)	210,500	21,482
Truba Alam Manunggal Engineering PT (A)(D)	11,991,500	0
Tunas Baru Lampung Tbk PT	484,800	27,083
United Tractors Tbk PT	202,200	313,931
Vale Indonesia Tbk PT	224,100	73,799
Waskita Karya Persero Tbk PT (A)	533,700	23,785
Wijaya Karya Persero Tbk PT (A)	349,400	27,057
XL Axiata Tbk PT	403,300	89,751
		3,976,222
Malaysia - 1.6%
Aeon Company M BHD	28,600	9,669
AFFIN Bank BHD	92,555	38,409
Alliance Bank Malaysia BHD	129,100	88,571
AMMB Holdings BHD (A)	171,362	130,325
Bank Islam Malaysia BHD	26,300	18,943
Batu Kawan BHD	3,100	16,902
Berjaya Assets BHD (A)	77,400	4,812
Berjaya Corp. BHD (A)(B)	439,496	26,349
Berjaya Land BHD (A)	244,400	13,188
Boustead Holdings BHD (A)	116,088	14,764
Bumi Armada BHD (A)	163,800	18,467
Cahya Mata Sarawak BHD	52,100	15,997
CIMB Group Holdings BHD	487,703	637,951
Cypark Resources BHD (A)	54,200	11,829
Dayang Enterprise Holdings BHD	83,900	16,195
DRB-Hicom BHD	93,400	32,034
Eco World Development Group BHD	84,300	17,094
Ekovest BHD (A)	146,600	14,606
FGV Holdings BHD	33,400	11,866
Gamuda BHD (A)	136,030	94,733
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Genting BHD	138,000	$154,578
Genting Malaysia BHD	181,000	125,034
Genting Plantations BHD	22,400	36,021
Hengyuan Refining Company BHD	28,800	26,743
Hibiscus Petroleum BHD	171,900	33,614
Hong Leong Financial Group BHD	27,099	112,716
IJM Corp. BHD	264,060	96,304
Insas BHD	88,369	20,552
IOI Properties Group BHD	29,900	7,892
JAKS Resources BHD (A)	177,060	16,567
Jaya Tiasa Holdings BHD (A)	58,826	8,753
Keck Seng Malaysia BHD (A)	11,300	9,255
KNM Group BHD (A)	571,500	20,586
Land & General BHD	437,820	10,491
Lotte Chemical Titan Holding BHD (C)	30,231	17,415
Magnum BHD (B)	110,314	50,266
Mah Sing Group BHD	192,300	31,847
Malayan Banking BHD	318,660	634,730
Malaysia Airports Holdings BHD (A)	36,700	52,675
Malaysia Building Society BHD (B)	190,704	24,481
Malaysian Resources Corp. BHD	207,000	17,636
Matrix Concepts Holdings BHD	17,400	9,187
MBM Resources BHD	11,400	8,757
Mega First Corp. BHD	12,600	10,579
MISC BHD	106,200	179,546
MKH BHD	49,230	14,518
MNRB Holdings BHD	36,891	9,926
Muhibbah Engineering M BHD (A)	69,300	13,628
Oriental Holdings BHD	35,720	45,001
OSK Holdings BHD	111,397	23,266
Pos Malaysia BHD (A)	30,900	4,854
PPB Group BHD	30,500	125,271
RHB Bank BHD	146,176	188,278
Sapura Energy BHD (A)	1,155,500	13,901
Sime Darby BHD	307,400	171,314
Sime Darby Property BHD	271,300	38,752
SP Setia BHD Group (A)	173,900	53,845
Sunway BHD	140,407	57,955
Ta Ann Holdings BHD	50,348	42,353
Tan Chong Motor Holdings BHD	6,300	1,665
Tropicana Corp. BHD (A)	161,380	41,038
UEM Edgenta BHD (A)	32,900	12,782
UEM Sunrise BHD (A)	372,300	28,570
UMW Holdings BHD	48,800	34,782
United Malacca BHD	11,900	14,729
UOA Development BHD	117,500	47,050
Velesto Energy BHD (A)	428,800	12,356
WCT Holdings BHD (A)	194,483	23,803
Yinson Holdings BHD	26,500	38,188
YNH Property BHD (A)	34,619	22,018
YTL Corp. BHD	536,837	74,748
		4,103,520
Mexico - 2.1%
Alfa SAB de CV, Class A	370,181	271,731
Alpek SAB de CV	49,200	53,464
Arca Continental SAB de CV	25,987	165,018
Banco del Bajio SA (C)	68,070	121,509
Cemex SAB de CV, Series CPO (A)	730,985	499,450
Coca-Cola Femsa SAB de CV	23,422	128,701
Consorcio ARA SAB de CV	25,993	5,446
Corp. Actinver SAB de CV	16,024	9,274
Credito Real SAB de CV SOFOM ER (A)(B)	33,638	13,455
El Puerto de Liverpool SAB de CV, Series C1	13,794	59,554

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Fomento Economico Mexicano SAB de CV	10,629	$82,793
GCC SAB de CV	14,906	114,477
Genomma Lab Internacional SAB de CV, Class B (B)	28,340	29,786
Gentera SAB de CV (A)	115,192	74,261
Grupo Carso SAB de CV, Series A1	27,578	88,099
Grupo Comercial Chedraui SA de CV	34,106	70,692
Grupo Financiero Banorte SAB de CV, Series O	131,299	853,952
Grupo Financiero Inbursa SAB de CV, Series O (A)	145,540	174,644
Grupo KUO SAB de CV, Series B (B)	42,698	94,653
Grupo Mexico SAB de CV, Series B	185,616	809,166
Grupo Pochteca SAB de CV (A)	9,600	3,390
Grupo Sanborns SAB de CV (A)	95,919	133,510
Grupo Televisa SAB, Series CPO	202,588	380,035
Industrias Bachoco SAB de CV, Series B	14,121	49,207
Industrias CH SAB de CV, Series B (A)	18,800	175,270
Industrias Penoles SAB de CV	8,071	93,038
La Comer SAB de CV	16,584	29,887
Megacable Holdings SAB de CV, Series CPO	23,643	80,817
Minera Frisco SAB de CV, Series A1 (A)	168,003	29,538
Nemak SAB de CV (A)(C)	159,261	47,213
Orbia Advance Corp. SAB de CV	73,770	188,285
Organizacion Cultiba SAB de CV (A)	17,095	10,837
Organizacion Soriana SAB de CV, Series B	190,849	242,249
Promotora y Operadora de Infraestructura SAB de CV	8,737	68,170
Promotora y Operadora de Infraestructura SAB de CV, L Shares	3,141	15,340
Unifin Financiera SAB de CV (A)	32,326	59,362
Vitro SAB de CV, Series A	6,357	7,498
		5,333,771
Philippines - 0.8%
Alliance Global Group, Inc.	334,100	77,274
Ayala Corp.	9,390	153,066
Bank of the Philippine Islands	74,260	134,179
BDO Unibank, Inc.	154,227	364,990
Cebu Air, Inc. (A)	15,220	12,578
China Banking Corp.	75,528	38,516
Cosco Capital, Inc.	388,900	39,675
DMCI Holdings, Inc.	144,200	21,813
East West Banking Corp. (A)	74,300	13,989
EEI Corp. (A)	43,000	5,474
Filinvest Development Corp.	119,475	18,666
Filinvest Land, Inc.	937,500	20,226
First Philippine Holdings Corp.	29,660	40,758
Global Ferronickel Holdings, Inc.	283,424	11,945
GT Capital Holdings, Inc.	4,619	48,903
JG Summit Holdings, Inc.	157,922	163,924
LT Group, Inc.	159,800	31,015
Megaworld Corp.	839,700	51,853
Metropolitan Bank & Trust Company	130,973	143,035
Petron Corp. (A)	289,400	17,989
Philex Mining Corp.	161,300	17,238
Philippine National Bank (A)	65,310	25,741
Philtown Properties, Inc. (A)(D)	3,844	116
Phoenix Petroleum Philippines, Inc. (A)	22,200	4,725
PNB Holdings Corp. (A)(D)	10,246	64
Premium Leisure Corp.	815,000	6,873
RFM Corp.	133,500	11,903
Rizal Commercial Banking Corp.	62,703	24,596
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Robinsons Land Corp.	247,568	$93,214
Robinsons Retail Holdings, Inc.	16,680	21,388
San Miguel Corp.	46,220	104,148
Security Bank Corp.	27,730	64,702
Top Frontier Investment Holdings, Inc. (A)	18,024	45,116
Union Bank of the Philippines	54,938	107,201
Vista Land & Lifescapes, Inc.	569,000	39,396
		1,976,289
Poland - 0.7%
Alior Bank SA (A)	6,632	89,767
Asseco Poland SA	4,655	99,662
Bank Handlowy w Warszawie SA	2,586	37,874
Bank Millennium SA (A)	57,979	117,541
Bank Polska Kasa Opieki SA	411	12,405
Ciech SA	2,826	29,510
Develia SA	22,340	16,560
Enea SA (A)	19,073	40,329
Famur SA (A)	24,204	20,091
Grupa Azoty SA (A)	4,728	39,642
Grupa Lotos SA (A)	6,814	102,989
Jastrzebska Spolka Weglowa SA (A)	2,583	22,268
KGHM Polska Miedz SA	5,396	187,302
Lubelski Wegiel Bogdanka SA (A)	2,164	17,124
mBank SA (A)	914	97,677
PGE Polska Grupa Energetyczna SA (A)	66,331	132,359
PKP Cargo SA (A)	5,709	19,863
Polski Koncern Naftowy ORLEN SA	29,861	550,396
Santander Bank Polska SA	729	62,602
Stalexport Autostrady SA (B)	15,820	13,658
Tauron Polska Energia SA (A)	90,488	59,465
		1,769,084
Qatar - 0.6%
Aamal Company	210,501	62,645
Alijarah Holding Company QPSC	77,548	20,015
Baladna	72,138	28,625
Barwa Real Estate Company	175,600	147,479
Commercial Bank PSQC	142,087	262,892
Doha Bank QPSC	139,323	122,473
Doha Insurance Company QSC	25,407	13,408
Gulf International Services QSC (A)	102,379	48,171
Gulf Warehousing Company	19,525	24,336
Investment Holding Group (A)	88,748	29,961
Mannai Corp. QSC	5,422	7,073
Mesaieed Petrochemical Holding Company	223,749	128,272
Ooredoo QPSC	80,019	154,400
Qatar Fuel QSC	29,535	148,200
Qatar Insurance Company SAQ (A)	100,863	76,161
Qatar National Cement Company QSC	23,781	33,329
Qatar Navigation QSC	41,293	86,592
United Development Company QSC	177,150	74,814
Vodafone Qatar QSC	145,471	66,592
		1,535,438
Russia - 1.5%
Gazprom PJSC, ADR (London Stock Exchange)	196,506	1,814,566
LUKOIL PJSC, ADR	18,564	1,663,351
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	3,675	29,557
RusHydro PJSC, ADR	63,164	63,157
VTB Bank PJSC, GDR	86,297	108,865
		3,679,496
Saudi Arabia - 2.9%
Al Babtain Power & Telecommunication Company	2,665	22,357

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Al Jouf Cement Company (A)	7,491	$21,697
Al-Etihad Cooperative Insurance Company (A)	3,266	17,277
Alinma Bank	103,065	656,565
Arab National Bank	43,307	263,747
Arabian Cement Company	4,196	42,173
Aseer Trading Tourism & Manufacturing Company (A)	3,891	19,737
AXA Cooperative Insurance Company (A)	2,090	18,332
Bank Al-Jazira	25,377	130,186
Banque Saudi Fransi	28,776	361,530
City Cement Company	6,807	40,836
Dar Al Arkan Real Estate Development Company (A)	35,107	93,982
Eastern Province Cement Company	2,857	33,442
Emaar Economic City (A)	21,759	69,208
Etihad Etisalat Company	42,915	355,958
Hail Cement Company	4,570	16,139
Middle East Healthcare Company (A)	2,179	18,332
Mobile Telecommunications Company Saudi Arabia (A)	47,765	152,888
Najran Cement Company	7,837	37,699
National Industrialization Company (A)	21,450	113,571
Northern Region Cement Company	3,711	13,238
Riyad Bank	104,376	752,982
Sahara International Petrochemical Company	31,147	347,126
Saudi Basic Industries Corp.	49,313	1,520,784
Saudi Chemical Company Holding	3,283	29,635
Saudi Industrial Investment Group	10,444	86,501
Saudi Kayan Petrochemical Company (A)	87,313	394,451
Saudi Re for Cooperative Reinsurance Company (A)	5,052	22,303
Tabuk Cement Company (A)	4,675	21,732
The Saudi British Bank	56,303	493,802
The Saudi Investment Bank	20,379	106,080
The Saudi National Bank	52,357	897,544
Umm Al-Qura Cement Company	2,316	14,515
Walaa Cooperative Insurance Company (A)	2,461	12,409
Yamama Cement Company (A)	8,393	58,105
Yanbu Cement Company	6,565	63,157
		7,320,020
Singapore - 0.1%
JOYY, Inc., ADR	5,041	229,013
South Africa - 3.4%
Absa Group, Ltd.	53,337	510,465
AECI, Ltd.	11,686	81,884
African Rainbow Minerals, Ltd.	10,677	154,793
Alexander Forbes Group Holdings, Ltd.	120,790	33,955
Alviva Holdings, Ltd.	22,754	23,660
AngloGold Ashanti, Ltd.	4,187	88,160
Aspen Pharmacare Holdings, Ltd.	20,940	294,631
Astral Foods, Ltd.	4,628	50,135
Balwin Properties, Ltd.	6,271	1,346
Barloworld, Ltd.	21,853	206,415
Blue Label Telecoms, Ltd. (A)	44,582	14,236
Caxton & CTP Publishers & Printers, Ltd.	19,879	10,769
DataTec, Ltd.	19,918	48,207
Discovery, Ltd. (A)	23,369	210,695
Exxaro Resources, Ltd.	12,725	122,062
Gold Fields, Ltd., ADR	47,738	524,641
Grindrod, Ltd. (A)	45,556	14,213
Harmony Gold Mining Company, Ltd.	10,790	45,253
Harmony Gold Mining Company, Ltd., ADR (B)	18,219	74,880
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Hudaco Industries, Ltd.	5,065	$41,880
Impala Platinum Holdings, Ltd.	47,215	666,049
Imperial Logistics, Ltd.	19,928	80,045
Investec, Ltd.	19,898	109,341
KAP Industrial Holdings, Ltd.	257,249	70,611
Lewis Group, Ltd.	14,408	42,931
Liberty Holdings, Ltd. (A)	15,664	93,026
Life Healthcare Group Holdings, Ltd.	45,978	69,350
Long4Life, Ltd.	31,563	11,555
Metair Investments, Ltd.	23,633	40,758
Momentum Metropolitan Holdings	97,843	116,332
Motus Holdings, Ltd.	14,065	97,074
Mpact, Ltd. (A)	23,460	51,445
MTN Group, Ltd. (A)	121,450	1,301,817
Murray & Roberts Holdings, Ltd. (A)	60,191	53,790
Nedbank Group, Ltd.	30,206	331,788
Netcare, Ltd. (A)	25,774	25,701
Oceana Group, Ltd.	5,108	17,856
Old Mutual, Ltd.	238,727	196,100
Omnia Holdings, Ltd.	19,012	76,557
Pepkor Holdings, Ltd. (A)(C)	50,172	68,837
PPC, Ltd. (A)	168,790	53,518
PSG Group, Ltd. (A)	5,957	33,353
Raubex Group, Ltd.	20,799	51,937
RCL Foods, Ltd.	35,643	29,048
Reunert, Ltd.	19,682	65,514
Royal Bafokeng Platinum, Ltd.	13,281	130,685
Sappi, Ltd. (A)	61,862	177,110
Sasol, Ltd. (A)	30,590	500,837
Sibanye Stillwater, Ltd.	79,031	245,733
Sibanye Stillwater, Ltd., ADR	2,067	25,920
Standard Bank Group, Ltd.	86,012	755,649
Super Group, Ltd.	42,421	90,590
Telkom SA SOC, Ltd. (A)	37,622	127,697
Tiger Brands, Ltd.	5,674	64,436
Trencor, Ltd. (A)	40,666	11,690
Wilson Bayly Holmes-Ovcon, Ltd.	5,366	38,109
		8,475,069
South Korea - 13.5%
Aekyung Chemical Company, Ltd. (A)	2,084	18,968
AJ Networks Company, Ltd. (A)	2,832	12,876
Ajin Industrial Company, Ltd. (A)	8,098	21,739
AK Holdings, Inc. (A)	743	12,036
AMOREPACIFIC Group (A)	1,900	70,796
Asia Cement Company, Ltd. (A)	32	3,273
ASIA Holdings Company, Ltd. (A)	241	25,897
Asia Paper Manufacturing Company, Ltd. (A)	565	24,968
BNK Financial Group, Inc. (A)	20,556	145,030
Bookook Securities Company, Ltd. (A)	501	10,297
Chongkundang Holdings Corp. (A)	288	18,510
Chosun Refractories Company, Ltd. (A)	338	23,042
CJ CheilJedang Corp. (A)	900	293,195
CJ Corp. (A)	1,674	117,304
CJ ENM Company, Ltd. (A)	651	75,894
CJ Logistics Corp. (A)	826	87,477
Com2uS Corp.	216	28,703
Dae Han Flour Mills Company, Ltd. (A)	232	30,131
Dae Won Kang Up Company, Ltd. (A)	4,385	13,740
Daedong Corp. (A)	3,364	28,550
Daesang Corp. (A)	2,028	39,698
Daesang Holdings Company, Ltd. (A)	2,310	18,827
Daewoo Engineering & Construction Company, Ltd. (A)	20,805	100,874
Dahaam E-Tec Company, Ltd. (A)	2,630	147,789

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Daihan Pharmaceutical Company, Ltd. (A)	563	$13,585
Daishin Securities Company, Ltd. (A)	3,901	61,109
Daou Data Corp.	1,778	22,520
Daou Technology, Inc. (A)	2,309	44,150
DB Financial Investment Company, Ltd. (A)	3,849	21,260
DB Insurance Company, Ltd. (A)	5,058	229,647
DB, Inc. (A)	19,825	15,806
Deutsch Motors, Inc. (A)	3,903	24,939
DGB Financial Group, Inc. (A)	19,003	149,741
DL E&C Company, Ltd. (A)	2,017	201,590
DL Holdings Company, Ltd. (A)	1,609	82,285
DMS Company, Ltd.	3,275	18,584
Dongkuk Industries Company, Ltd. (A)	8,476	25,228
Dongkuk Steel Mill Company, Ltd. (A)	6,404	85,525
Dongwon Development Company, Ltd. (A)	5,212	23,375
Dongwon F&B Company, Ltd. (A)	122	19,937
Dongwon Industries Company, Ltd. (A)	176	33,571
Doosan Bobcat, Inc. (A)	4,079	139,595
Doosan Company, Ltd. (A)	554	54,873
DTR Automotive Corp.	741	44,737
Easy Holdings Company, Ltd.	3,872	13,088
E-MART, Inc.	1,480	187,622
ENF Technology Company, Ltd. (A)	1,003	28,815
Eugene Corp. (A)	6,888	27,956
Eugene Investment & Securities Company, Ltd. (A)	11,471	34,634
Eusu Holdings Company, Ltd. (A)	1,407	7,453
Farmsco (A)	2,687	13,851
Fila Holdings Corp. (A)	728	21,939
GS Engineering & Construction Corp. (A)	6,176	205,378
GS Global Corp. (A)	7,813	15,562
GS Holdings Corp. (A)	5,061	166,230
GS Retail Company, Ltd. (A)	3,309	84,472
Gwangju Shinsegae Company, Ltd.	152	23,126
Halla Holdings Corp. (A)	837	32,261
Han Kuk Carbon Company, Ltd. (A)	2,438	22,004
Hana Financial Group, Inc.	22,866	807,835
Handok, Inc. (A)	729	13,956
Handsome Company, Ltd. (A)	1,545	46,210
Hanil Cement Company, Ltd.	1,450	25,575
Hanil Holdings Company, Ltd.	3,183	36,100
Hanjin Transportation Company, Ltd. (A)	1,052	26,588
Hankook Tire & Technology Company, Ltd. (A)	7,854	262,381
Hanshin Construction Company, Ltd. (A)	1,844	24,350
Hansol Holdings Company, Ltd. (A)	5,241	15,636
Hansol Paper Company, Ltd.	2,920	33,124
Hansol Technics Company, Ltd. (A)	3,325	21,796
Hanwha Aerospace Company, Ltd. (A)	2,248	90,618
Hanwha Corp. (A)	3,675	96,909
Hanwha General Insurance Company, Ltd. (A)	5,427	16,920
Hanwha Investment & Securities Company, Ltd. (A)	15,071	80,728
Hanwha Life Insurance Company, Ltd. (A)	34,108	84,073
Hanwha Solutions Corp. (A)	10,905	325,241
Hanyang Eng Company, Ltd. (A)	1,654	23,406
Harim Holdings Company, Ltd. (A)	5,472	43,417
HDC Hyundai Development Co-Engineering & Construction, Series E (A)	969	18,633
Hitejinro Holdings Company, Ltd. (A)	995	10,197
HS Industries Company, Ltd. (A)	4,056	20,778
Huchems Fine Chemical Corp. (A)	1,170	22,720
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Huvis Corp. (A)	3,715	$26,800
Huvitz Company, Ltd. (A)	1,341	10,069
Hyosung Corp. (A)	540	42,940
Hyosung Heavy Industries Corp. (A)	742	36,320
Hyundai Construction Equipment Company, Ltd. (A)	1,613	54,875
Hyundai Corp. (A)	1,339	18,875
Hyundai Corp. Holdings, Inc. (A)	1,811	18,108
Hyundai Department Store Company, Ltd. (A)	1,243	78,429
Hyundai Doosan Infracore Company, Ltd. (A)	12,566	74,808
Hyundai Electric & Energy System Company, Ltd. (A)	2,220	37,069
Hyundai Engineering & Construction Company, Ltd. (A)	5,407	201,751
Hyundai Futurenet Company, Ltd. (A)	8,894	31,465
Hyundai Glovis Company, Ltd. (A)	1,173	165,413
Hyundai Greenfood Company, Ltd. (A)	5,234	37,684
Hyundai Heavy Industries Holdings Company, Ltd.	3,580	161,566
Hyundai Home Shopping Network Corp. (A)	652	34,764
Hyundai Livart Furniture Company, Ltd. (A)	1,327	16,881
Hyundai Marine & Fire Insurance Company, Ltd. (A)	6,179	119,113
Hyundai Mipo Dockyard Company, Ltd.	1,765	103,764
Hyundai Mobis Company, Ltd.	4,311	921,507
Hyundai Motor Company	7,321	1,285,051
Hyundai Motor Securities Company, Ltd. (A)	3,480	36,120
Hyundai Steel Company (A)	6,801	234,213
Hyundai Wia Corp. (A)	1,286	86,272
ICD Company, Ltd. (A)	1,893	20,421
Iljin Holdings Company, Ltd. (A)	4,669	21,479
Industrial Bank of Korea	23,318	201,718
Innocean Worldwide, Inc.	469	21,832
INTOPS Company, Ltd.	1,374	37,202
Inzi Controls Company, Ltd. (A)	1,760	22,582
IS Dongseo Company, Ltd. (A)	1,227	45,644
Jahwa Electronics Company, Ltd. (A)	1,056	22,230
JB Financial Group Company, Ltd. (A)	13,171	92,366
Jeil Savings Bank (A)(D)	1,820	0
KB Financial Group, Inc.	550	25,434
KB Financial Group, Inc., ADR	30,974	1,429,760
KC Company, Ltd. (A)	1,496	28,699
KCC Corp.	347	91,854
KCC Glass Corp.	939	47,236
KCTC (A)	4,403	22,991
KG Chemical Corp.	799	20,613
Kginicis Company, Ltd.	1,417	22,612
KGMobilians Company, Ltd.	2,700	27,631
Kia Corp. (A)	18,836	1,299,931
KISCO Corp.	4,131	26,857
KISCO Holdings Company, Ltd.	1,536	18,794
KISWIRE, Ltd. (A)	1,553	25,360
KIWOOM Securities Company, Ltd. (A)	1,432	128,593
Kolmar Korea Holdings Company, Ltd. (A)	1,323	21,811
Kolon Corp. (A)	898	24,907
Kolon Industries, Inc.	1,911	113,822
Korea Asset In Trust Company, Ltd. (A)	9,060	31,105
Korea Electric Terminal Company, Ltd.	561	35,924
Korea Investment Holdings Company, Ltd. (A)	4,028	272,899

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Line Corp. (A)	23,137	$51,290
Korea Petrochemical Industrial Company, Ltd. (A)	441	67,788
Korea Real Estate Investment & Trust Company, Ltd. (A)	14,635	32,055
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,882	229,088
Korea Zinc Company, Ltd. (A)	595	256,011
Korean Air Lines Company, Ltd. (A)	869	21,399
Korean Reinsurance Company (A)	9,470	73,589
Kortek Corp. (A)	1,806	15,141
KPX Chemical Company, Ltd.	660	29,739
KSS LINE, Ltd. (A)	3,562	35,471
KT Skylife Company, Ltd. (A)	1,768	13,583
KT&G Corp.	8,656	575,086
KTB Investment & Securities Company, Ltd. (A)	4,729	20,604
Kukdo Chemical Company, Ltd. (A)	466	22,107
Kumho Petrochemical Company, Ltd. (A)	1,206	168,121
Kumho Tire Company, Inc. (A)	7,054	27,366
KUMHOE&C Company, Ltd. (A)	2,357	22,986
Kwang Dong Pharmaceutical Company, Ltd. (A)	3,313	20,689
Kyeryong Construction Industrial Company, Ltd.	844	23,110
Kyung-In Synthetic Corp. (A)	4,181	24,383
LF Corp. (A)	2,312	33,512
LG Corp. (A)	6,087	414,326
LG Display Company, Ltd., ADR (A)(B)	52,646	531,725
LG Electronics, Inc.	10,548	1,221,254
LG HelloVision Company, Ltd. (A)	3,836	17,896
LG Uplus Corp.	18,651	212,814
Lotte Chemical Corp. (A)	1,193	217,628
Lotte Chilsung Beverage Company, Ltd. (A)	305	34,253
Lotte Corp. (A)	2,012	50,564
Lotte Data Communication Company (A)	697	21,153
LOTTE Fine Chemical Company, Ltd. (A)	1,504	94,728
Lotte Food Company, Ltd. (A)	34	9,846
LOTTE Himart Company, Ltd. (A)	1,006	21,239
Lotte Non-Life Insurance Company, Ltd. (A)	5,459	7,430
Lotte Shopping Company, Ltd. (A)	881	64,553
LS Corp. (A)	1,793	81,522
LS Electric Company, Ltd. (A)	438	20,508
LX Hausys, Ltd. (A)	659	34,034
LX Holdings Corp. (A)	2,952	24,801
LX International Corp. (A)	2,902	64,417
Mando Corp. (A)	1,993	106,049
Meritz Financial Group, Inc. (A)	3,839	142,202
Meritz Fire & Marine Insurance Company, Ltd. (A)	2,860	80,531
Meritz Securities Company, Ltd. (A)	35,902	155,445
Mirae Asset Life Insurance Company, Ltd. (A)	8,582	28,890
Mirae Asset Securities Company, Ltd. (A)	27,337	198,596
Motonic Corp. (A)	2,259	20,084
Muhak Company, Ltd. (A)	2,080	14,603
Namyang Dairy Products Company, Ltd. (A)	58	19,838
Nexen Corp. (A)	3,733	14,308
Nexen Tire Corp. (A)	6,465	37,061
NH Investment & Securities Company, Ltd. (A)	12,340	129,608
NHN Corp. (A)	1,882	71,203
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Nice Information & Telecommunication, Inc. (A)	705	$17,474
Nong Shim Holdings Company, Ltd. (A)	402	25,646
NongShim Company, Ltd. (A)	255	68,382
NS Shopping Company, Ltd. (A)	1,078	11,502
OCI Company, Ltd.	1,606	140,282
Orion Holdings Corp. (A)	2,756	36,943
Ottogi Corp. (A)	107	41,030
Paik Kwang Industrial Company, Ltd. (A)	4,235	18,334
Pan Ocean Company, Ltd. (A)	26,446	120,279
Paradise Company, Ltd. (A)	2,760	34,623
Partron Company, Ltd.	2,739	30,557
Poongsan Corp. (A)	2,423	63,423
Poongsan Holdings Corp. (A)	1,129	26,854
POSCO	5,684	1,318,045
Posco International Corp. (A)	4,844	91,309
Protec Company, Ltd. (A)	1,070	24,134
Pyeong Hwa Automotive Company, Ltd. (A)	2,626	22,262
RFTech Company, Ltd. (A)	4,033	20,587
Sam Young Electronics Company, Ltd. (A)	938	8,974
Samho Development Company, Ltd. (A)	4,213	18,049
Sammok S-Form Company, Ltd. (A)	1,315	15,291
SAMPYO Cement Company, Ltd. (A)	4,134	16,391
Samsung C&T Corp. (A)	4,883	487,910
Samsung Card Company, Ltd. (A)	2,454	65,030
Samsung Electronics Company, Ltd.	33,034	2,169,507
Samsung Fire & Marine Insurance Company, Ltd. (A)	3,065	520,669
Samsung Heavy Industries Company, Ltd. (A)	39,786	189,677
Samsung Life Insurance Company, Ltd. (A)	4,666	251,251
Samsung Securities Company, Ltd. (A)	4,810	181,359
Samyang Corp. (A)	258	13,598
Samyang Holdings Corp. (A)	535	44,150
Sangsangin Company, Ltd.	3,653	25,459
Seah Besteel Corp. (A)	1,017	17,007
Sebang Company, Ltd. (A)	1,153	11,552
Sebang Global Battery Company, Ltd. (A)	601	38,306
Sejong Industrial Company, Ltd. (A)	1,547	11,314
Sejong Telecom, Inc. (A)	42,334	21,026
Seohee Construction Company, Ltd.	13,592	18,939
Seoul Semiconductor Company, Ltd. (A)	3,322	42,898
Seoyon Company, Ltd. (A)	2,508	25,862
SFA Engineering Corp. (A)	683	20,661
SGC eTec E&C Company, Ltd. (A)	178	9,279
Shindaeyang Paper Company, Ltd. (A)	267	19,226
Shinhan Financial Group Company, Ltd.	2,494	77,062
Shinhan Financial Group Company, Ltd., ADR	35,708	1,103,734
Shinsegae Engineering & Construction Company, Ltd. (A)	621	18,097
Shinsegae Food Company, Ltd.	268	18,458
Shinsegae, Inc.	668	142,552
Shinwha Intertek Corp. (A)	4,441	11,399
Shinyoung Securities Company, Ltd.	580	29,253
SK Discovery Company, Ltd. (A)	1,496	58,367
SK Gas, Ltd. (A)	304	32,568
SK Hynix, Inc.	34,604	3,800,647
SK Innovation Company, Ltd. (A)	2,536	507,787
SK Networks Company, Ltd. (A)	16,268	68,632
SK Securities Company, Ltd. (A)	27,076	22,736
SK, Inc.	2,806	591,559
SL Corp. (A)	1,618	42,379

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SNT Holdings Company, Ltd.	1,460	$21,610
SNT Motiv Company, Ltd.	882	34,850
Songwon Industrial Company, Ltd. (A)	1,547	27,858
Spigen Korea Company, Ltd.	525	18,971
Sungshin Cement Company, Ltd. (A)	3,637	50,533
Sungwoo Hitech Company, Ltd. (A)	2,984	14,301
Sunjin Company, Ltd. (A)	2,276	22,015
Taekwang Industrial Company, Ltd. (A)	48	42,087
Taeyoung Engineering & Construction Company, Ltd. (A)	2,234	19,728
Tongyang Life Insurance Company, Ltd. (A)	7,644	42,396
Toptec Company, Ltd. (A)	2,535	19,722
Tovis Company, Ltd. (A)	1,305	9,395
TS Corp. (A)	12,730	32,313
TY Holdings Company, Ltd. (A)	2,153	50,974
Unick Corp.	2,729	14,363
Unid Company, Ltd.	534	45,039
WiSoL Company, Ltd.	2,256	20,638
Wonik Holdings Company, Ltd. (A)	5,948	24,882
Wonik Materials Company, Ltd. (A)	880	26,176
Woori Financial Group, Inc.	41,842	446,217
Young Poong Corp. (A)	51	28,083
Youngone Corp.	2,509	92,053
Youngone Holdings Company, Ltd. (A)	920	36,159
Yuanta Securities Korea Company, Ltd. (A)	11,703	39,499
Zeus Company, Ltd.	1,798	35,387
		33,771,174
Taiwan - 17.4%
Abico Avy Company, Ltd.	24,990	24,362
AcBel Polytech, Inc.	38,000	50,155
Acer, Inc.	256,452	281,593
ACES Electronic Company, Ltd.	19,323	36,243
Acter Group Corp., Ltd.	4,000	32,073
Advanced International Multitech Company, Ltd.	13,000	35,163
Advancetek Enterprise Company, Ltd.	35,186	29,247
AGV Products Corp. (A)	11,716	4,593
Alpha Networks, Inc.	31,773	38,539
Altek Corp.	16,000	27,445
AmTRAN Technology Company, Ltd.	49,767	31,572
Apacer Technology, Inc.	11,000	19,321
APCB, Inc.	37,000	29,659
Apex International Company, Ltd.	7,000	32,913
Arcadyan Technology Corp.	8,000	36,791
Ardentec Corp.	45,000	90,027
Argosy Research, Inc.	7,000	34,109
ASE Technology Holding Company, Ltd.	229,000	884,905
Asia Cement Corp.	195,805	313,059
Asia Polymer Corp.	50,607	66,904
Asia Tech Image, Inc.	12,000	24,049
Asia Vital Components Company, Ltd.	29,328	93,190
Asustek Computer, Inc.	68,000	923,132
AU Optronics Corp.	450,000	371,997
Audix Corp.	21,000	45,190
Bank of Kaohsiung Company, Ltd.	27,810	12,153
Basso Industry Corp.	8,000	12,622
BES Engineering Corp.	163,700	53,585
Capital Securities Corp.	183,403	112,246
Career Technology MFG. Company, Ltd. (A)	61,200	58,359
Catcher Technology Company, Ltd.	53,000	299,619
Cathay Financial Holding Company, Ltd.	690,423	1,555,421
Cathay Real Estate Development Company, Ltd.	46,400	32,271
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Celxpert Energy Corp.	12,000	$18,493
Central Reinsurance Company, Ltd.	31,500	33,721
Chang Hwa Commercial Bank, Ltd. (B)	334,238	205,262
Channel Well Technology Company, Ltd.	16,000	22,951
Charoen Pokphand Enterprise	10,000	29,126
CHC Healthcare Group	21,000	28,883
Chen Full International Company, Ltd.	15,000	22,318
Chenbro Micom Company, Ltd.	10,000	28,159
Cheng Loong Corp.	68,320	87,095
Cheng Shin Rubber Industry Company, Ltd.	132,000	172,023
Cheng Uei Precision Industry Company, Ltd.	37,629	53,728
Chicony Electronics Company, Ltd.	18,000	53,498
Chilisin Electronics Corp.	24,000	81,981
China Airlines, Ltd. (A)	264,910	263,288
China Bills Finance Corp.	95,000	59,023
China Chemical & Pharmaceutical Company, Ltd.	34,000	27,817
China Development Financial Holding Corp.	1,035,535	654,035
China General Plastics Corp.	37,485	46,969
China Man-Made Fiber Corp.	178,414	65,347
China Metal Products Company, Ltd.	42,513	50,702
China Motor Corp.	30,250	69,240
China Petrochemical Development Corp. (A)(B)	309,245	146,669
China Steel Corp.	919,180	1,172,934
Chin-Poon Industrial Company, Ltd.	43,571	57,678
Chipbond Technology Corp.	70,000	168,593
ChipMOS Technologies, Inc.	66,938	117,252
Chong Hong Construction Company, Ltd.	19,000	50,118
Chun Yuan Steel Industry Company, Ltd.	50,874	44,811
Chung Hung Steel Corp.	38,625	57,208
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,500	75,946
CMC Magnetics Corp. (A)	72,470	29,943
Compal Electronics, Inc.	450,000	393,391
Compeq Manufacturing Company, Ltd.	111,000	175,305
Concord Securities Company, Ltd.	26,000	14,090
Continental Holdings Corp.	49,050	44,565
Coretronic Corp.	40,000	133,267
CTBC Financial Holding Company, Ltd.	1,714,348	1,606,002
CTCI Corp.	8,000	10,750
DA CIN Construction Company, Ltd.	20,000	23,651
Darfon Electronics Corp.	16,000	29,292
Darwin Precisions Corp. (A)	37,000	21,380
Depo Auto Parts Industrial Company, Ltd.	21,000	47,588
D-Link Corp.	50,600	34,716
Dyaco International, Inc.	5,000	9,759
Dynamic Electronics Company, Ltd.	35,584	29,049
Dynapack International Technology Corp.	10,000	36,991
E Ink Holdings, Inc.	5,000	27,228
E.Sun Financial Holding Company, Ltd.	81,344	82,447
Edom Technology Company, Ltd.	37,400	44,029
Elite Semiconductor Microelectronics Technology, Inc.	27,000	160,257
Elitegroup Computer Systems Company, Ltd.	42,104	34,190
Ennoconn Corp.	6,233	53,194
Ennostar, Inc. (A)	20,656	57,105
EnTie Commercial Bank Company, Ltd.	58,000	34,257
Eson Precision Ind Company, Ltd.	12,000	28,842
Eternal Materials Company, Ltd.	12,000	17,508
Eva Airways Corp. (A)	266,725	268,950

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Everest Textile Company, Ltd. (A)	64,835	$22,532
Evergreen International Storage & Transport Corp.	67,600	71,279
Evergreen Marine Corp. Taiwan, Ltd.	11,655	59,708
Everlight Chemical Industrial Corp.	49,250	48,378
Everlight Electronics Company, Ltd.	46,000	87,382
Excelsior Medical Company, Ltd.	16,573	34,489
Far Eastern Department Stores, Ltd.	102,720	79,594
Far Eastern International Bank	324,637	126,034
Far Eastern New Century Corp.	252,249	266,760
Farglory Land Development Company, Ltd.	28,530	63,690
Federal Corp.	13,000	13,536
First Financial Holding Company, Ltd.	613,053	542,275
First Steamship Company, Ltd. (A)	84,809	39,974
FLEXium Interconnect, Inc. (A)	10,000	37,685
Formosa Advanced Technologies Company, Ltd.	25,000	35,303
Formosa Chemicals & Fibre Corp.	184,000	536,654
Formosa Laboratories, Inc. (A)	9,543	20,858
Formosa Plastics Corp.	171,000	641,810
Formosa Taffeta Company, Ltd.	67,000	70,534
Formosan Rubber Group, Inc.	33,020	27,433
Formosan Union Chemical	48,812	40,644
Foxconn Technology Company, Ltd.	64,626	151,341
Fubon Financial Holding Company, Ltd.	741,053	2,039,768
Fulgent Sun International Holding Company, Ltd.	11,000	38,508
Fulltech Fiber Glass Corp. (A)	45,000	28,160
G Shank Enterprise Company, Ltd.	15,535	42,853
Gemtek Technology Corp.	32,000	37,292
General Interface Solution Holding, Ltd.	29,000	106,736
Giantplus Technology Company, Ltd. (A)	31,000	15,608
Gigabyte Technology Company, Ltd.	9,000	50,500
Ginko International Company, Ltd.	4,000	38,730
Global Brands Manufacture, Ltd.	37,541	52,272
Global Lighting Technologies, Inc.	6,000	18,001
Globe Union Industrial Corp.	51,750	28,225
Gloria Material Technology Corp.	39,684	31,368
Gold Circuit Electronics, Ltd.	44,000	120,470
Goldsun Building Materials Company, Ltd.	93,540	98,520
Grand Ocean Retail Group, Ltd.	13,000	8,349
Grand Pacific Petrochemical	77,000	79,720
Great China Metal Industry	33,000	31,463
Great Wall Enterprise Company, Ltd.	41,976	80,981
Hannstar Board Corp.	39,750	65,135
HannStar Display Corp.	276,842	180,654
HannsTouch Solution, Inc.	64,000	39,836
Hey Song Corp.	40,000	51,653
Highwealth Construction Corp.	45,000	75,172
Ho Tung Chemical Corp.	88,399	35,568
Hon Hai Precision Industry Company, Ltd.	732,448	2,746,784
Hong Pu Real Estate Development Company, Ltd.	27,000	22,577
Hsing TA Cement Company, Ltd.	38,000	28,569
Hua Nan Financial Holdings Company, Ltd.	499,126	382,047
Hung Sheng Construction, Ltd.	42,240	36,615
IBF Financial Holdings Company, Ltd.	237,780	137,802
Ichia Technologies, Inc.	25,000	15,431
IEI Integration Corp.	12,000	20,279
Innolux Corp.	657,561	464,666
Inpaq Technology Company, Ltd. (A)	12,000	31,502
Integrated Service Technology, Inc.	9,000	17,263
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
International CSRC Investment Holdings Company	81,383	$82,777
Inventec Corp.	240,000	216,153
Iron Force Industrial Company, Ltd.	6,000	15,329
Jarllytec Company, Ltd.	9,000	20,445
Jess-Link Products Company, Ltd.	13,000	19,443
Kaimei Electronic Corp.	13,300	48,459
Kenda Rubber Industrial Company, Ltd.	39,520	44,325
King Yuan Electronics Company, Ltd.	122,796	198,331
King's Town Bank Company, Ltd.	83,000	121,481
King's Town Construction Company, Ltd. (A)	7,300	10,763
Kinko Optical Company, Ltd. (A)	15,758	20,795
Kinpo Electronics, Inc.	160,269	93,298
Kinsus Interconnect Technology Corp.	22,000	184,420
Kuo Toong International Company, Ltd.	18,248	14,513
L&K Engineering Company, Ltd.	17,000	19,969
Largan Precision Company, Ltd.	7,000	622,760
Laster Tech Corp., Ltd.	11,000	17,465
Lealea Enterprise Company, Ltd. (A)	90,124	36,741
Li Peng Enterprise Company, Ltd. (A)	62,000	23,061
Lida Holdings, Ltd.	4,640	5,362
Lien Hwa Industrial Holdings Corp.	42,900	95,919
Lingsen Precision Industries, Ltd. (A)	49,481	49,275
Lite-On Technology Corp.	164,000	377,650
Longchen Paper & Packaging Company, Ltd.	64,177	56,504
Lung Yen Life Service Corp.	9,000	14,395
Macauto Industrial Company, Ltd.	8,000	22,793
Macronix International Company, Ltd.	129,000	196,277
Mega Financial Holding Company, Ltd.	547,472	703,101
Mercuries & Associates Holding, Ltd.	47,815	39,129
Mercuries Life Insurance Company, Ltd. (A)	55,949	18,658
Merry Electronics Company, Ltd.	11,000	37,492
Mitac Holdings Corp.	58,316	74,079
MPI Corp.	11,000	46,347
Namchow Holdings Company, Ltd.	9,000	16,330
Nan Ya Plastics Corp.	334,000	1,028,969
Nanya Technology Corp.	121,000	340,811
Nichidenbo Corp.	14,000	27,228
Nishoku Technology, Inc.	7,800	25,781
O-Bank Company, Ltd.	52,538	15,176
OptoTech Corp.	26,439	67,783
Pacific Construction Company	38,289	13,472
Paiho Shih Holdings Corp.	11,000	14,012
Pan German Universal Motors, Ltd.	2,000	15,639
Pan-International Industrial Corp. (B)	44,481	63,198
Pegatron Corp.	204,660	510,647
PharmaEngine, Inc.	9,000	23,583
Phison Electronics Corp.	5,000	92,304
Pou Chen Corp.	163,348	195,418
Powertech Technology, Inc.	39,000	137,437
President Securities Corp.	99,549	84,997
Primax Electronics, Ltd.	26,000	53,159
Prince Housing & Development Corp.	142,555	68,941
Prodisc Technology, Inc. (A)(D)	762,000	0
Qisda Corp.	162,280	178,350
Quanta Computer, Inc.	201,000	686,461
Quanta Storage, Inc.	23,000	40,349
Radiant Opto-Electronics Corp.	26,000	94,786
Radium Life Tech Company, Ltd.	102,621	40,192
Rechi Precision Company, Ltd.	20,000	13,802
Ritek Corp. (A)	57,799	24,524
Roo Hsing Company, Ltd. (A)	67,000	17,431

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Ruentex Development Company, Ltd.	85,880	$197,599
Ruentex Industries, Ltd.	33,800	118,817
Sampo Corp.	43,470	46,936
San Far Property, Ltd.	28,964	15,791
Sanyang Motor Company, Ltd.	48,000	46,906
Savior Lifetec Corp. (A)	18,957	13,085
SCI Pharmtech, Inc.	7,200	21,859
Sercomm Corp.	22,000	60,128
Sesoda Corp.	26,064	31,988
Shan-Loong Transportation Company, Ltd.	23,000	30,330
Sheng Yu Steel Company, Ltd.	22,000	26,231
ShenMao Technology, Inc.	8,000	23,374
Shihlin Electric & Engineering Corp.	21,000	40,866
Shin Kong Financial Holding Company, Ltd.	870,344	346,843
Shin Zu Shing Company, Ltd.	8,000	27,887
Shining Building Business Company, Ltd. (A)	55,118	21,896
Shinkong Insurance Company, Ltd.	27,000	46,318
Shinkong Synthetic Fibers Corp.	132,239	96,428
Sigurd Microelectronics Corp.	47,773	101,263
Simplo Technology Company, Ltd.	8,000	94,887
Sincere Navigation Corp.	24,000	25,236
Sinher Technology, Inc.	8,000	11,889
Sinon Corp.	45,650	46,557
SinoPac Financial Holdings Company, Ltd.	706,931	412,276
Sirtec International Company, Ltd.	23,800	24,508
Siward Crystal Technology Company, Ltd.	20,000	28,181
Soft-World International Corp.	4,000	14,238
Sunonwealth Electric Machine Industry Company, Ltd.	18,000	28,862
Sunrex Technology Corp.	11,678	20,116
Supreme Electronics Company, Ltd.	13,268	24,194
Syncmold Enterprise Corp.	6,000	15,226
SYNergy ScienTech Corp.	10,000	11,911
Synmosa Biopharma Corp.	20,176	17,201
Synnex Technology International Corp.	120,000	286,716
TA Chen Stainless Pipe (A)	99,489	165,923
Ta Ya Electric Wire & Cable	58,889	53,011
TA-I Technology Company, Ltd.	8,000	18,861
Taichung Commercial Bank Company, Ltd.	452,227	198,444
TaiDoc Technology Corp.	4,000	26,225
Taiflex Scientific Company, Ltd.	24,100	41,331
Tainan Spinning Company, Ltd.	135,638	124,936
Taishin Financial Holding Company, Ltd.	890,946	609,515
Taita Chemical Company, Ltd. (B)	26,494	33,042
Taiwan Business Bank	509,790	182,270
Taiwan Cement Corp.	388,318	673,011
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,852	25,472
Taiwan Cooperative Financial Holding Company, Ltd.	607,939	558,594
Taiwan Fertilizer Company, Ltd.	52,000	131,322
Taiwan Fire & Marine Insurance Company, Ltd.	41,000	30,209
Taiwan FU Hsing Industrial Company, Ltd.	21,000	31,487
Taiwan Glass Industry Corp.	112,319	108,378
Taiwan Hon Chuan Enterprise Company, Ltd.	34,000	87,944
Taiwan Kolin Company, Ltd. (A)(D)	327,000	0
Taiwan PCB Techvest Company, Ltd.	36,000	63,143
Taiwan Semiconductor Company, Ltd.	14,000	39,705
Taiwan Shin Kong Security Company, Ltd.	8,000	11,377
Taiwan Styrene Monomer	38,000	23,862
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Surface Mounting Technology Corp.	26,225	$116,791
Taiwan Union Technology Corp.	4,000	14,720
Taiyen Biotech Company, Ltd.	26,137	31,369
Tatung Company, Ltd. (A)	116,000	136,475
TBI Motion Technology Company, Ltd.	12,000	21,624
Teco Electric & Machinery Company, Ltd.	132,000	150,773
Test Research, Inc.	13,000	27,476
The Ambassador Hotel (A)	29,000	32,576
The Shanghai Commercial & Savings Bank, Ltd.	134,000	228,579
Thye Ming Industrial Company, Ltd.	24,800	34,180
Ton Yi Industrial Corp.	97,000	50,967
Tong Yang Industry Company, Ltd.	40,627	48,585
Tong-Tai Machine & Tool Company, Ltd. (A)	26,588	16,658
TOPBI International Holdings, Ltd. (A)	8,077	3,488
Topkey Corp.	6,000	32,438
Topoint Technology Company, Ltd.	29,190	44,457
TPK Holding Company, Ltd.	41,000	64,331
Tripod Technology Corp.	14,000	62,893
Tsann Kuen Enterprise Company, Ltd.	7,000	9,723
TSRC Corp.	28,000	40,839
Tung Ho Steel Enterprise Corp.	61,640	149,482
TXC Corp.	27,000	102,690
TYC Brother Industrial Company, Ltd.	15,511	10,855
Tyntek Corp.	36,000	36,749
U-Ming Marine Transport Corp.	38,000	82,595
Unimicron Technology Corp.	7,000	58,254
Union Bank of Taiwan (A)	261,544	128,382
Unitech Printed Circuit Board Corp. (A)	74,194	53,832
United Microelectronics Corp.	699,794	1,639,457
Universal Cement Corp.	27,483	21,448
Unizyx Holding Corp. (A)	34,000	42,950
UPC Technology Corp.	89,751	69,881
USI Corp.	80,996	92,242
Wah Lee Industrial Corp.	26,520	102,428
Walsin Lihwa Corp.	180,000	171,941
Walsin Technology Corp. (A)	25,000	150,508
Walton Advanced Engineering, Inc. (A)	39,584	26,924
Wei Chuan Foods Corp.	33,000	26,526
Weikeng Industrial Company, Ltd.	25,000	28,835
Well Shin Technology Company, Ltd.	15,000	26,103
Winbond Electronics Corp.	316,793	387,901
Wintek Corp. (A)(D)	543,000	0
Wisdom Marine Lines Company, Ltd.	26,343	77,327
Wistron Corp.	297,291	312,865
Wistron NeWeb Corp.	19,000	53,526
WPG Holdings, Ltd.	165,400	314,249
WT Microelectronics Company, Ltd.	45,174	119,931
Xxentria Technology Materials Corp.	8,000	19,662
Yang Ming Marine Transport Corp. (A)	22,000	95,690
YC INOX Company, Ltd.	40,104	46,659
Yea Shin International Development Company, Ltd.	20,906	17,344
Yem Chio Company, Ltd.	42,717	23,835
Yeong Guan Energy Technology Group Company, Ltd.	13,553	30,827
YFY, Inc.	132,202	169,842
Yieh Phui Enterprise Company, Ltd. (A)	68,899	62,848
Youngtek Electronics Corp.	17,000	51,476
Yuanta Financial Holding Company, Ltd.	848,371	774,931
Yulon Motor Company, Ltd.	64,470	97,451
YungShin Global Holding Corp.	8,000	12,415
Zeng Hsing Industrial Company, Ltd.	4,000	21,102

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Zenitron Corp.	45,000	$56,572
Zhen Ding Technology Holding, Ltd.	44,000	159,409
Zig Sheng Industrial Company, Ltd.	38,908	23,046
		43,594,917
Thailand - 1.9%
AAPICO Hitech PCL	35,352	28,498
AP Thailand PCL	223,670	63,932
Bangchak Corp. PCL	91,600	69,168
Bangkok Airways PCL (A)	85,500	24,909
Bangkok Bank PCL	12,800	46,393
Bangkok Bank PCL, NVDR	14,500	52,554
Bangkok Insurance PCL	4,550	36,498
Bangkok Land PCL	1,059,200	33,858
Bangkok Life Assurance PCL, NVDR	29,900	33,144
Bangkok Ranch PCL (A)	92,300	8,292
Banpu PCL	535,067	170,126
Berli Jucker PCL	86,900	80,578
Cal-Comp Electronics Thailand PCL	123,800	11,995
Charoen Pokphand Foods PCL	377,100	288,130
GFPT PCL	43,900	16,793
Indorama Ventures PCL	82,600	106,792
IRPC PCL	943,100	108,228
Italian-Thai Development PCL (A)	477,400	32,512
Kasikornbank PCL, NVDR	101,600	430,167
Khon Kaen Sugar Industry PCL (A)	192,600	20,860
Kiatnakin Phatra Bank PCL	19,400	34,626
Krung Thai Bank PCL	265,400	104,624
LH Financial Group PCL	709,300	28,640
LPN Development PCL	52,900	7,764
MBK PCL (A)	48,672	19,528
Millcon Steel PCL	152,625	5,506
Polyplex Thailand PCL	14,000	9,977
Pruksa Holding PCL	78,800	30,699
PTT Exploration & Production PCL	119,900	422,699
PTT Global Chemical PCL	133,900	235,345
PTT PCL	938,700	1,065,268
Quality Houses PCL	377,100	25,501
Rojana Industrial Park PCL	113,100	22,521
Saha-Union PCL	16,100	15,642
Sansiri PCL	1,026,866	37,755
SC Asset Corp. PCL	238,196	23,928
Somboon Advance Technology PCL	51,300	33,412
SPCG PCL	58,900	32,444
Sri Trang Agro-Industry PCL	49,100	45,612
Srithai Superware PCL (A)	283,000	11,606
STP & I PCL (A)	21,600	4,128
Supalai PCL	151,900	103,107
Super Energy Corp. PCL	743,000	21,150
Syntec Construction PCL	156,500	9,130
Thai Oil PCL	85,600	126,671
Thai Stanley Electric PCL	700	3,669
Thai Union Group PCL	35,600	20,790
Thaicom PCL	79,400	26,848
Thanachart Capital PCL	37,300	42,106
The Siam Cement PCL	9,500	109,830
The Siam Commercial Bank PCL	42,400	160,940
Thitikorn PCL	100	27
TMBThanachart Bank PCL	1,334,352	58,613
TPI Polene PCL	559,900	28,824
TPI Polene Power PCL	283,200	35,256
True Corp. PCL	927,400	132,617
Univentures PCL	51,700	5,824
Vinythai PCL	9,700	11,171
		4,777,225
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Turkey - 0.5%
Akbank TAS	217,215	$117,307
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,921	33,420
Arcelik AS	7,251	26,569
Dogan Sirketler Grubu Holding AS	52,374	10,876
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	30,810	17,410
Enka Insaat ve Sanayi AS	70,950	81,080
Eregli Demir ve Celik Fabrikalari TAS	66,873	142,268
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,846	392
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	28,775	19,773
GSD Holding AS (A)	78,125	17,629
KOC Holding AS	34,979	74,929
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	15,600	21,256
NET Holding AS (A)	40,130	20,163
Sekerbank Turk AS (A)	178,589	13,680
Tekfen Holding AS	11,038	16,894
Turk Hava Yollari AO (A)	64,941	98,533
Turkiye Garanti Bankasi AS	204,338	173,902
Turkiye Halk Bankasi AS (A)	56,201	19,164
Turkiye Sinai Kalkinma Bankasi AS	141,027	15,380
Turkiye Sise ve Cam Fabrikalari AS	110,611	112,148
Turkiye Vakiflar Bankasi TAO, Class D (A)	91,535	25,373
Uzel Makina Sanayii AS (A)(D)	22,930	0
Vestel Elektronik Sanayi ve Ticaret AS	6,172	11,718
Yapi ve Kredi Bankasi AS	254,969	65,298
		1,135,162
Ukraine - 0.1%
Kernel Holding SA	7,742	112,489
United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	222,448	516,099
Agthia Group PJSC	5,450	7,632
Air Arabia PJSC (A)	3,024	1,191
Ajman Bank PJSC (A)	110,663	24,819
Aldar Properties PJSC	344,351	373,926
Amanat Holdings PJSC (A)	77,820	24,347
Dana Gas PJSC	87,037	25,027
Deyaar Development PJSC (A)	246,958	32,527
Dubai Investments PJSC	195,034	102,318
Emaar Development PJSC (A)	74,937	88,902
Emaar Properties PJSC	266,138	353,665
Emirates NBD Bank PJSC	32,397	119,418
Eshraq Investments PJSC (A)	223,571	21,613
National Central Cooling Company PJSC	14,445	9,947
RAK Properties PJSC (A)	77,735	16,250
Ras Al Khaimah Ceramics	24,868	19,269
SHUAA Capital PSC	76,875	14,290
		1,751,240
United States - 0.1%
Bizlink Holding, Inc.	4,000	37,645
Nexteer Automotive Group, Ltd.	95,000	117,938
		155,583
TOTAL COMMON STOCKS (Cost $232,391,166)		$243,531,779
PREFERRED SECURITIES - 1.5%
Brazil - 1.5%
Banco ABC Brasil SA	9,841	27,950
Banco Bradesco SA	213,071	738,677
Banco do Estado do Rio Grande do Sul SA, B Shares	22,600	39,095
Cia Ferro Ligas da Bahia	5,956	52,209

The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Eucatex SA Industria e Comercio	4,200	$6,627
Gerdau SA	91,576	450,170
Marcopolo SA	55,200	30,115
Petroleo Brasileiro SA	445,844	2,264,953
Randon SA Implementos e Participacoes	11,172	21,704
Usinas Siderurgicas de Minas Gerais SA, A Shares	40,910	110,989
		3,742,489
Colombia - 0.0%
Grupo Argos SA	23,975	54,796
Grupo de Inversiones Suramericana SA	11,343	62,025
		116,821
Philippines - 0.0%
Cebu Air, Inc., 6.000%	15,189	13,343
South Korea - 0.0%
Hyundai Engineering & Construction Company, Ltd.	101	6,250
Taiwan - 0.0%
China Development Financial Holding Corp. (A)	42,273	14,653
TOTAL PREFERRED SECURITIES (Cost $4,440,027)		$3,893,556
RIGHTS - 0.0%
Marisa Lojas SA (Expiration Date: 1-12-22; Strike Price: BRL 3.08) (A)	4,580	921
Waskita Karya Persero Tbk PT (Expiration Date: 1-13-22; Strike Price: IDR 620.00) (A)	758,656	692
TOTAL RIGHTS (Cost $0)		$1,613
WARRANTS - 0.0%
MBK PCL (Expiration Date: 12-31-24; Strike Price: THB 3.00) (A)	1,947	611
TOTAL WARRANTS (Cost $0)		$611
Emerging Markets Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.8%
Short-term funds - 0.8%
John Hancock Collateral Trust, 0.1697% (F)(G)	194,200	$1,942,586
TOTAL SHORT-TERM INVESTMENTS (Cost $1,942,889)		$1,942,586
Total Investments (Emerging Markets Value Trust) (Cost $238,774,082) - 99.6%		$249,370,145
Other assets and liabilities, net - 0.4%		943,604
TOTAL NET ASSETS - 100.0%		$250,313,749
Currency Abbreviations
BRL	Brazilian Real
IDR	Indonesian Rupiah
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI Emerging Markets Index Futures	26	Long	Mar 2022	$1,612,864	$1,594,060	$(18,804)
						$(18,804)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Equity Income Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.2%
Communication services – 4.6%
Diversified telecommunication services – 0.4%
AT&T, Inc.	207,642	$5,107,993
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	38,633	$2,007,371
		7,115,364
Entertainment – 1.1%
The Walt Disney Company (A)	114,596	17,749,774
Media – 3.1%
Comcast Corp., Class A	497,731	25,050,801

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class B	268,859	$9,213,798
News Corp., Class A	821,665	18,331,346
		52,595,945
		77,461,083
Consumer discretionary – 3.6%
Automobiles – 1.0%
Volkswagen AG, ADR	839,664	16,860,453
Hotels, restaurants and leisure – 0.7%
Las Vegas Sands Corp. (A)	297,270	11,189,243
Leisure products – 0.6%
Mattel, Inc. (A)	514,906	11,101,373
Multiline retail – 0.6%
Kohl's Corp.	208,293	10,287,591
Specialty retail – 0.7%
The TJX Companies, Inc.	155,253	11,786,808
		61,225,468
Consumer staples – 6.9%
Beverages – 0.6%
The Coca-Cola Company	155,237	9,191,583
Food and staples retailing – 0.4%
Walmart, Inc.	43,171	6,246,412
Food products – 3.0%
Conagra Brands, Inc.	517,370	17,668,186
Mondelez International, Inc., Class A	16,165	1,071,901
Tyson Foods, Inc., Class A	375,229	32,704,960
		51,445,047
Household products – 1.5%
Kimberly-Clark Corp.	178,823	25,557,383
Tobacco – 1.4%
Altria Group, Inc.	81,687	3,871,147
Philip Morris International, Inc.	211,948	20,135,060
		24,006,207
		116,446,632
Energy – 5.5%
Energy equipment and services – 0.1%
Halliburton Company	59,739	1,366,231
Oil, gas and consumable fuels – 5.4%
Chevron Corp.	23,845	2,798,211
EOG Resources, Inc.	206,531	18,346,149
Exxon Mobil Corp.	222,609	13,621,445
Hess Corp.	15,834	1,172,191
Occidental Petroleum Corp.	114,542	3,320,573
Targa Resources Corp.	27,240	1,423,018
TC Energy Corp.	212,459	9,887,842
TotalEnergies SE	621,908	31,655,247
TotalEnergies SE, ADR	171,335	8,474,229
		90,698,905
		92,065,136
Financials – 22.6%
Banks – 8.6%
Bank of America Corp.	213,571	9,501,774
Citigroup, Inc.	79,000	4,770,810
Citizens Financial Group, Inc.	50,088	2,366,658
Fifth Third Bancorp	678,393	29,544,015
Huntington Bancshares, Inc.	1,128,000	17,393,760
JPMorgan Chase & Co.	62,031	9,822,609
The PNC Financial Services Group, Inc.	28,976	5,810,268
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	1,374,374	$65,942,460
		145,152,354
Capital markets – 4.4%
Franklin Resources, Inc.	58,805	1,969,379
Morgan Stanley	169,136	16,602,390
Raymond James Financial, Inc.	25,875	2,597,850
State Street Corp.	217,798	20,255,214
The Bank of New York Mellon Corp.	33,429	1,941,556
The Charles Schwab Corp.	117,845	9,910,765
The Goldman Sachs Group, Inc.	52,283	20,000,862
		73,278,016
Diversified financial services – 1.2%
Equitable Holdings, Inc.	616,288	20,208,084
Insurance – 8.4%
American International Group, Inc.	728,512	41,423,192
Chubb, Ltd.	167,801	32,437,611
Loews Corp.	481,251	27,797,058
Marsh & McLennan Companies, Inc.	15,357	2,669,354
MetLife, Inc.	485,893	30,363,454
The Hartford Financial Services Group, Inc.	112,400	7,760,096
		142,450,765
		381,089,219
Health care – 16.7%
Biotechnology – 2.3%
AbbVie, Inc.	242,367	32,816,492
Biogen, Inc. (A)	16,707	4,008,343
Gilead Sciences, Inc.	36,873	2,677,349
		39,502,184
Health care equipment and supplies – 3.5%
Becton, Dickinson and Company	105,780	26,601,554
Medtronic PLC	203,458	21,047,730
Zimmer Biomet Holdings, Inc.	82,584	10,491,471
		58,140,755
Health care providers and services – 6.3%
Anthem, Inc.	85,730	39,739,283
Cardinal Health, Inc.	149,300	7,687,457
Centene Corp. (A)	132,817	10,944,121
Cigna Corp.	73,905	16,970,805
CVS Health Corp.	222,346	22,937,213
UnitedHealth Group, Inc.	17,100	8,586,594
		106,865,473
Pharmaceuticals – 4.6%
AstraZeneca PLC, ADR	112,258	6,539,029
GlaxoSmithKline PLC	85,962	1,871,629
Johnson & Johnson	118,548	20,280,006
Merck & Company, Inc.	165,794	12,706,452
Organon & Company	7,189	218,905
Pfizer, Inc.	376,479	22,231,085
Sanofi	95,952	9,628,203
Sanofi, ADR	95,700	4,794,570
		78,269,879
		282,778,291
Industrials – 10.6%
Aerospace and defense – 2.3%
L3Harris Technologies, Inc.	110,273	23,514,615

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
The Boeing Company (A)	75,058	$15,110,677
		38,625,292
Air freight and logistics – 2.6%
United Parcel Service, Inc., Class B	205,139	43,969,493
Airlines – 0.2%
Southwest Airlines Company (A)	103,900	4,451,076
Commercial services and supplies – 0.8%
Stericycle, Inc. (A)	228,977	13,656,188
Industrial conglomerates – 3.5%
3M Company	18,400	3,268,392
General Electric Company	454,231	42,911,203
Siemens AG, ADR	149,250	12,925,050
		59,104,645
Machinery – 0.7%
Flowserve Corp.	39,087	1,196,062
PACCAR, Inc.	87,035	7,681,709
Snap-on, Inc.	14,518	3,126,887
		12,004,658
Professional services – 0.5%
Nielsen Holdings PLC	391,597	8,031,654
		179,843,006
Information technology – 9.2%
Communications equipment – 0.6%
Cisco Systems, Inc.	161,360	10,225,383
Electronic equipment, instruments and components – 0.3%
TE Connectivity, Ltd.	31,553	5,090,761
IT services – 0.4%
Fiserv, Inc. (A)	66,300	6,881,277
Semiconductors and semiconductor equipment – 5.5%
Applied Materials, Inc.	114,023	17,942,659
NXP Semiconductors NV	29,924	6,816,089
QUALCOMM, Inc.	277,642	50,772,393
Texas Instruments, Inc.	95,691	18,034,883
		93,566,024
Software – 2.4%
Citrix Systems, Inc.	136,885	12,947,952
Microsoft Corp.	80,949	27,224,768
		40,172,720
		155,936,165
Materials – 5.0%
Chemicals – 3.5%
Akzo Nobel NV	56,376	6,193,743
CF Industries Holdings, Inc.	413,499	29,267,459
DuPont de Nemours, Inc.	46,052	3,720,081
International Flavors & Fragrances, Inc.	123,807	18,651,525
RPM International, Inc.	16,300	1,646,300
		59,479,108
Containers and packaging – 1.5%
International Paper Company	542,988	25,509,576
Paper and forest products – 0.0%
Sylvamo Corp. (A)	1,253	34,946
		85,023,630
Real estate – 4.6%
Equity real estate investment trusts – 4.6%
Equity Residential	291,602	26,389,981
Rayonier, Inc.	338,234	13,651,124
Vornado Realty Trust	42,393	1,774,571
Welltower, Inc.	71,075	6,096,103
Equity Income Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weyerhaeuser Company	734,996	$30,267,135
		78,178,914
Utilities – 7.9%
Electric utilities – 3.6%
Entergy Corp.	37,313	4,203,309
NextEra Energy, Inc.	105,398	9,839,957
The Southern Company	632,641	43,386,520
Xcel Energy, Inc.	37,700	2,552,290
		59,982,076
Multi-utilities – 4.3%
Ameren Corp.	119,879	10,670,430
Dominion Energy, Inc.	209,000	16,419,040
NiSource, Inc.	653,751	18,050,065
Sempra Energy	209,170	27,669,008
		72,808,543
		132,790,619
TOTAL COMMON STOCKS (Cost $1,189,289,328)		$1,642,838,163
PREFERRED SECURITIES – 1.4%
Health care – 0.3%
Health care equipment and supplies – 0.3%
Becton, Dickinson and Company, 6.000% (B)	115,427	6,088,774
Utilities – 1.1%
Electric utilities – 0.8%
NextEra Energy, Inc., 5.279%	98,770	5,683,226
The Southern Company, 6.750%	134,102	7,207,983
		12,891,209
Multi-utilities – 0.3%
NiSource, Inc., 7.750%	47,031	5,267,002
		18,158,211
TOTAL PREFERRED SECURITIES (Cost $22,062,709)		$24,246,985
SHORT-TERM INVESTMENTS – 1.4%
Short-term funds – 1.4%
John Hancock Collateral Trust, 0.1697% (C)(D)	614,764	6,149,481
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	4,579,629	4,579,629
T. Rowe Price Government Reserve Fund, 0.0570% (C)	13,297,349	13,297,349
TOTAL SHORT-TERM INVESTMENTS (Cost $24,026,399)		$24,026,459
Total Investments (Equity Income Trust) (Cost $1,235,378,436) – 100.0%		$1,691,111,607
Other assets and liabilities, net – 0.0%		4,761
TOTAL NET ASSETS – 100.0%		$1,691,116,368
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Financial Industries Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.5%
Financials – 94.7%
Banks – 55.8%
1st Source Corp.	21,579	$1,070,318
American Business Bank (A)	27,647	1,091,780
Ameris Bancorp	36,024	1,789,672
Atlantic Union Bankshares Corp.	50,436	1,880,758
Bank of America Corp.	132,668	5,902,399
Bank of Marin Bancorp	33,633	1,252,157
BayCom Corp. (A)	37,730	707,815
Business First Bancshares, Inc.	34,109	965,626
California BanCorp (A)	27,567	552,443
Cambridge Bancorp	16,898	1,581,484
Central Valley Community Bancorp	25,555	530,777
Citizens Community Bancorp, Inc.	20,008	275,510
Citizens Financial Group, Inc.	105,362	4,978,355
Close Brothers Group PLC	87,372	1,666,431
Coastal Financial Corp. (A)	31,594	1,599,288
East West Bancorp, Inc.	66,849	5,259,679
Evans Bancorp, Inc.	16,798	676,959
Farmers & Merchants Bancorp, Inc.	8,008	262,903
Fifth Third Bancorp	137,537	5,989,736
First Horizon Corp.	91,220	1,489,623
First Merchants Corp.	39,604	1,659,012
German American Bancorp, Inc.	9,421	367,231
Glacier Bancorp, Inc.	17,271	979,266
HBT Financial, Inc.	41,534	777,932
Heritage Commerce Corp.	41,523	495,785
Heritage Financial Corp.	6,143	150,135
JPMorgan Chase & Co.	26,184	4,146,236
KeyCorp	250,967	5,804,867
Landmark Bancorp, Inc.	9,937	283,205
Level One Bancorp, Inc.	15,706	619,445
Limestone Bancorp, Inc. (A)	5,901	110,054
Live Oak Bancshares, Inc.	24,594	2,146,810
M&T Bank Corp.	26,211	4,025,485
Metrocity Bankshares, Inc.	14,106	388,338
Mid Penn Bancorp, Inc.	13,471	427,570
Nicolet Bankshares, Inc. (A)	21,159	1,814,384
Nordea Bank ABP (Nasdaq Stockholm Exchange)	217,407	2,652,049
Pacific Premier Bancorp, Inc.	7,632	305,509
Pinnacle Financial Partners, Inc.	49,259	4,704,235
Popular, Inc.	29,588	2,427,400
Shore Bancshares, Inc.	10,670	222,470
Southern First Bancshares, Inc. (A)	12,586	786,499
Stock Yards Bancorp, Inc.	35,344	2,257,775
SVB Financial Group (A)	8,949	6,069,563
Synovus Financial Corp.	109,898	5,260,817
The First Bancshares, Inc.	18,748	724,048
Third Coast Bancshares, Inc. (A)	16,135	419,187
TriCo Bancshares	50,733	2,179,490
U.S. Bancorp	63,058	3,541,968
Univest Financial Corp.	28,493	852,511
Western Alliance Bancorp	40,865	4,399,117
Zions Bancorp NA	70,575	4,457,517
		104,979,623
Capital markets – 17.0%
AllianceBernstein Holding LP	49,892	2,436,725
Ameriprise Financial, Inc.	18,348	5,534,858
Ares Management Corp., Class A	45,463	3,694,778
Brookfield Asset Management, Inc., Class A	76,182	4,599,869
KKR & Company, Inc.	46,972	3,499,414
Morgan Stanley	59,607	5,851,023
Onex Corp.	38,028	2,984,640
Financial Industries Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Blackstone Group, Inc.	25,753	$3,332,181
		31,933,488
Consumer finance – 5.5%
American Express Company	30,166	4,935,158
Capital One Financial Corp.	20,717	3,005,830
Discover Financial Services	20,404	2,357,886
		10,298,874
Diversified financial services – 1.0%
Eurazeo SE	20,968	1,829,359
Insurance – 14.2%
American International Group, Inc.	91,401	5,197,061
Arthur J. Gallagher & Company	22,782	3,865,422
Chubb, Ltd.	14,057	2,717,359
Markel Corp. (A)	2,230	2,751,820
Marsh & McLennan Companies, Inc.	29,708	5,163,845
The Hartford Financial Services Group, Inc.	60,832	4,199,841
Unum Group	117,533	2,887,786
		26,783,134
Thrifts and mortgage finance – 1.2%
ESSA Bancorp, Inc.	14,776	256,068
OP Bancorp	38,618	492,766
Premier Financial Corp.	43,710	1,351,076
Timberland Bancorp, Inc.	6,181	171,214
		2,271,124
		178,095,602
Real estate – 3.8%
Equity real estate investment trusts – 3.1%
Prologis, Inc.	20,399	3,434,376
Rexford Industrial Realty, Inc.	28,854	2,340,348
		5,774,724
Real estate management and development – 0.7%
VGP NV	4,815	1,405,178
		7,179,902
TOTAL COMMON STOCKS (Cost $146,399,639)		$185,275,504
SHORT-TERM INVESTMENTS – 1.5%
Repurchase agreement – 1.5%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $2,871,000 on 1-3-22, collateralized by $2,958,300 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $2,928,486)	$2,871,000	2,871,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,871,000)		$2,871,000
Total Investments (Financial Industries Trust) (Cost $149,270,639) – 100.0%		$188,146,504
Other assets and liabilities, net – (0.0%)		(84,660)
TOTAL NET ASSETS – 100.0%		$188,061,844
Security Abbreviations and Legend
(A)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Fundamental All Cap Core Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.3%
Communication services – 17.1%
Entertainment – 3.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,343,033	$84,933,407
Madison Square Garden Entertainment Corp. (A)	103,106	7,252,476
		92,185,883
Interactive media and services – 13.0%
Alphabet, Inc., Class A (A)	59,526	172,449,203
CarGurus, Inc. (A)	1,412,951	47,531,672
Meta Platforms, Inc., Class A (A)	375,461	126,286,307
		346,267,182
Media – 0.6%
Liberty Broadband Corp., Series A (A)	92,815	14,933,934
		453,386,999
Consumer discretionary – 19.5%
Household durables – 6.6%
Lennar Corp., A Shares	1,277,144	148,353,045
NVR, Inc. (A)	4,693	27,730,327
		176,083,372
Internet and direct marketing retail – 6.6%
Amazon.com, Inc. (A)	52,152	173,892,500
Leisure products – 2.2%
Polaris, Inc.	540,888	59,449,000
Specialty retail – 3.0%
Dufry AG (A)	558,281	27,520,190
Group 1 Automotive, Inc.	265,702	51,870,344
		79,390,534
Textiles, apparel and luxury goods – 1.1%
Salvatore Ferragamo SpA (A)	1,099,965	28,202,462
		517,017,868
Consumer staples – 8.6%
Beverages – 4.0%
Anheuser-Busch InBev SA/NV, ADR	356,318	21,575,055
Diageo PLC, ADR	109,796	24,170,491
Heineken NV	163,295	18,377,169
The Boston Beer Company, Inc., Class A (A)	84,206	42,532,451
		106,655,166
Food and staples retailing – 0.5%
U.S. Foods Holding Corp. (A)	341,115	11,881,035
Food products – 4.1%
Post Holdings, Inc. (A)	681,680	76,845,786
The Hain Celestial Group, Inc. (A)	776,662	33,093,568
		109,939,354
		228,475,555
Energy – 5.3%
Oil, gas and consumable fuels – 5.3%
Cheniere Energy, Inc.	739,707	75,021,084
Suncor Energy, Inc.	1,379,514	34,529,235
Valero Energy Corp.	409,038	30,722,844
		140,273,163
Financials – 13.8%
Banks – 3.1%
First Hawaiian, Inc.	3,044,687	83,211,296
Capital markets – 8.6%
KKR & Company, Inc.	733,169	54,621,091
Morgan Stanley	1,125,422	110,471,424
Robinhood Markets, Inc., Class A (A)	443,963	7,884,783
Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	145,859	$55,798,360
		228,775,658
Consumer finance – 2.1%
American Express Company	228,251	37,341,864
Synchrony Financial	384,323	17,828,744
		55,170,608
		367,157,562
Health care – 7.4%
Biotechnology – 3.5%
Alnylam Pharmaceuticals, Inc. (A)	206,296	34,983,676
Moderna, Inc. (A)	230,150	58,453,497
		93,437,173
Health care equipment and supplies – 2.2%
Hologic, Inc. (A)	756,529	57,919,860
Health care providers and services – 1.2%
Anthem, Inc.	65,518	30,370,214
Health care technology – 0.5%
Change Healthcare, Inc. (A)	650,922	13,916,712
		195,643,959
Industrials – 8.7%
Electrical equipment – 1.7%
Regal Rexnord Corp.	154,214	26,244,139
Sensata Technologies Holding PLC (A)	299,572	18,480,597
		44,724,736
Industrial conglomerates – 1.7%
Roper Technologies, Inc.	92,975	45,730,684
Machinery – 1.3%
Parker-Hannifin Corp.	107,990	34,353,779
Professional services – 2.5%
IHS Markit, Ltd.	496,833	66,039,042
Trading companies and distributors – 1.5%
United Rentals, Inc. (A)	120,977	40,199,447
		231,047,688
Information technology – 13.9%
Semiconductors and semiconductor equipment – 4.6%
Analog Devices, Inc.	143,080	25,149,172
NVIDIA Corp.	327,651	96,365,436
		121,514,608
Software – 4.2%
salesforce.com, Inc. (A)	204,584	51,990,932
Workday, Inc., Class A (A)	219,423	59,941,975
		111,932,907
Technology hardware, storage and peripherals – 5.1%
Apple, Inc.	619,997	110,092,867
Samsung Electronics Company, Ltd.	392,064	25,748,768
		135,841,635
		369,289,150
Materials – 1.3%
Chemicals – 1.3%
Axalta Coating Systems, Ltd. (A)	1,090,581	36,120,043
Real estate – 3.7%
Equity real estate investment trusts – 3.1%
American Tower Corp.	194,841	56,990,993

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Fundamental All Cap Core Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Crown Castle International Corp.	117,424	$24,511,086
		81,502,079
Real estate management and development – 0.6%
Five Point Holdings LLC, Class A (A)	2,538,857	16,604,125
		98,106,204
TOTAL COMMON STOCKS (Cost $1,346,256,393)		$2,636,518,191
SHORT-TERM INVESTMENTS – 0.8%
Repurchase agreement – 0.8%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $21,587,000 on 1-3-22, collateralized by $22,243,000 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $22,018,835)	$21,587,000	21,587,000
TOTAL SHORT-TERM INVESTMENTS (Cost $21,587,000)		$21,587,000
Total Investments (Fundamental All Cap Core Trust) (Cost $1,367,843,393) – 100.1%		$2,658,105,191
Other assets and liabilities, net – (0.1%)		(1,656,328)
TOTAL NET ASSETS – 100.0%		$2,656,448,863
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Fundamental Large Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.0%
Communication services – 8.8%
Entertainment – 1.0%
Activision Blizzard, Inc.	128,467	$8,546,910
Interactive media and services – 2.5%
Alphabet, Inc., Class A (A)	6,976	20,209,751
Media – 5.3%
Comcast Corp., Class A	687,743	34,614,105
Liberty Broadband Corp., Series A (A)	54,560	8,778,704
		43,392,809
		72,149,470
Consumer discretionary – 8.1%
Household durables – 3.8%
Lennar Corp., A Shares	269,386	31,291,878
Internet and direct marketing retail – 2.3%
eBay, Inc.	285,688	18,998,252
Specialty retail – 2.0%
CarMax, Inc. (A)	62,265	8,108,771
Group 1 Automotive, Inc.	41,431	8,088,160
		16,196,931
		66,487,061
Consumer staples – 9.1%
Beverages – 2.9%
Anheuser-Busch InBev SA/NV, ADR	215,540	13,050,947
Heineken Holding NV	121,876	11,237,556
		24,288,503
Food and staples retailing – 2.3%
Walmart, Inc.	129,029	18,669,206
Food products – 3.9%
Danone SA	217,834	13,540,443
Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	165,539	$18,661,211
		32,201,654
		75,159,363
Energy – 9.9%
Energy equipment and services – 0.4%
ChampionX Corp. (A)	169,365	3,422,867
Oil, gas and consumable fuels – 9.5%
Cheniere Energy, Inc.	332,796	33,752,170
Chevron Corp.	121,220	14,225,167
Kinder Morgan, Inc.	382,484	6,066,196
Suncor Energy, Inc.	634,892	15,891,347
Valero Energy Corp.	103,773	7,794,390
		77,729,270
		81,152,137
Financials – 21.6%
Banks – 8.6%
Bank of America Corp.	276,857	12,317,368
Citigroup, Inc.	327,194	19,759,246
JPMorgan Chase & Co.	102,714	16,264,762
Wells Fargo & Company	466,202	22,368,372
		70,709,748
Capital markets – 10.7%
KKR & Company, Inc.	309,381	23,048,885
Morgan Stanley	154,865	15,201,548
Nasdaq, Inc.	90,090	18,919,801
State Street Corp.	201,843	18,771,399
The Goldman Sachs Group, Inc.	32,249	12,336,855
		88,278,488
Consumer finance – 1.2%
American Express Company	60,472	9,893,219
Diversified financial services – 1.1%
Berkshire Hathaway, Inc., Class B (A)	29,405	8,792,095
		177,673,550
Health care – 14.2%
Biotechnology – 1.1%
Gilead Sciences, Inc.	89,153	6,473,399
Moderna, Inc. (A)	9,873	2,507,545
		8,980,944
Health care equipment and supplies – 1.0%
Hologic, Inc. (A)	110,548	8,463,555
Health care providers and services – 7.3%
Anthem, Inc.	79,045	36,640,522
HCA Healthcare, Inc.	30,090	7,730,723
UnitedHealth Group, Inc.	30,432	15,281,124
		59,652,369
Life sciences tools and services – 1.9%
Danaher Corp.	46,843	15,411,815
Pharmaceuticals – 2.9%
GlaxoSmithKline PLC, ADR	306,794	13,529,615
Merck & Company, Inc.	138,107	10,584,520
		24,114,135
		116,622,818
Industrials – 14.0%
Aerospace and defense – 6.8%
General Dynamics Corp.	77,600	16,177,272
L3Harris Technologies, Inc.	55,309	11,794,091
Lockheed Martin Corp.	23,222	8,253,331

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Fundamental Large Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Raytheon Technologies Corp.	227,901	$19,613,160
		55,837,854
Machinery – 4.6%
Fortive Corp.	111,656	8,518,236
Parker-Hannifin Corp.	91,912	29,239,045
		37,757,281
Trading companies and distributors – 2.6%
United Rentals, Inc. (A)	64,422	21,406,786
		115,001,921
Information technology – 9.1%
Electronic equipment, instruments and components – 1.5%
Vontier Corp.	396,199	12,175,195
Semiconductors and semiconductor equipment – 1.0%
Analog Devices, Inc.	47,754	8,393,721
Software – 5.4%
Microsoft Corp.	66,716	22,437,925
Oracle Corp.	252,107	21,986,251
		44,424,176
Technology hardware, storage and peripherals – 1.2%
Samsung Electronics Company, Ltd.	157,290	10,330,007
		75,323,099
Materials – 0.8%
Chemicals – 0.8%
LyondellBasell Industries NV, Class A	73,401	6,769,774
Real estate – 2.4%
Equity real estate investment trusts – 2.4%
American Tower Corp.	69,089	20,208,533
TOTAL COMMON STOCKS (Cost $552,854,330)		$806,547,726
SHORT-TERM INVESTMENTS – 2.3%
Repurchase agreement – 2.3%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $19,292,000 on 1-3-22, collateralized by $19,878,200 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $19,677,868)	$19,292,000	19,292,000
TOTAL SHORT-TERM INVESTMENTS (Cost $19,292,000)		$19,292,000
Total Investments (Fundamental Large Cap Value Trust) (Cost $572,146,330) – 100.3%		$825,839,726
Other assets and liabilities, net – (0.3%)		(2,793,902)
TOTAL NET ASSETS – 100.0%		$823,045,824
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Global Equity Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 97.7%
France - 13.2%
Air Liquide SA	53,022	$9,247,255
Capgemini SE	25,200	6,176,025
Carrefour SA	295,512	5,417,761
Cie Generale des Etablissements Michelin SCA	31,933	5,230,116
Sanofi	96,340	9,667,129
Global Equity Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
TotalEnergies SE	222,509	$11,325,743
		47,064,029
Germany - 1.7%
Deutsche Post AG	95,167	6,121,209
Ireland - 2.2%
CRH PLC (London Stock Exchange)	147,862	7,834,582
Japan - 4.5%
FANUC Corp.	32,771	6,965,869
Mitsubishi Estate Company, Ltd.	190,069	2,636,731
Sumitomo Mitsui Financial Group, Inc.	194,900	6,655,310
		16,257,910
Netherlands - 7.8%
Akzo Nobel NV	46,774	5,138,816
ING Groep NV	407,424	5,664,411
Koninklijke Ahold Delhaize NV	203,858	6,995,655
Stellantis NV	531,909	10,041,680
		27,840,562
Switzerland - 4.4%
Chubb, Ltd.	28,014	5,415,386
Roche Holding AG	25,328	10,507,606
		15,922,992
United Kingdom - 10.1%
Associated British Foods PLC	246,371	6,744,130
AstraZeneca PLC	72,266	8,438,438
Ferguson PLC	32,539	5,779,782
Reckitt Benckiser Group PLC	62,598	5,388,650
RELX PLC	145,194	4,740,125
Unilever PLC	92,920	4,984,817
		36,075,942
United States - 53.8%
Alphabet, Inc., Class A (A)	5,591	16,197,351
Apple, Inc.	78,034	13,856,497
Arthur J. Gallagher & Company	42,906	7,279,861
AutoZone, Inc. (A)	4,242	8,892,886
Bank of America Corp.	231,643	10,305,797
Cisco Systems, Inc.	131,663	8,343,484
Comcast Corp., Class A	134,810	6,784,987
Corteva, Inc.	183,305	8,666,660
Electronic Arts, Inc.	52,957	6,985,028
Huntington Bancshares, Inc.	410,938	6,336,664
Johnson & Johnson	59,005	10,093,985
Johnson Controls International PLC	65,038	5,288,240
Lennar Corp., A Shares	50,045	5,813,227
Meta Platforms, Inc., Class A (A)	7,555,037	15,363,459
Microsoft Corp.	28,970	9,743,190
Northrop Grumman Corp.	12,410	4,803,539
Philip Morris International, Inc.	135,724	12,893,780
Stanley Black & Decker, Inc.	28,895	5,450,175
T-Mobile US, Inc. (A)	53,603	6,216,876
UnitedHealth Group, Inc.	20,256	10,171,348
Waste Management, Inc.	43,310	7,228,439
Wells Fargo & Company	120,538	5,783,413
		192,498,886
TOTAL COMMON STOCKS (Cost $280,271,429)		$349,616,112
PREFERRED SECURITIES - 1.9%
South Korea - 1.9%
Samsung Electronics Company, Ltd.	111,065	6,640,096
TOTAL PREFERRED SECURITIES (Cost $4,797,979)		$6,640,096

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Global Equity Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
Federated Government Obligations Fund, Institutional Class, 0.0300% (B)	4,395,441	$4,395,441
TOTAL SHORT-TERM INVESTMENTS (Cost $4,395,441)		$4,395,441
Total Investments (Global Equity Trust) (Cost $289,464,849) - 100.8%		$360,651,649
Other assets and liabilities, net - (0.8%)		(2,939,282)
TOTAL NET ASSETS - 100.0%		$357,712,367
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 12-31-21.
Health Sciences Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.6%
Consumer discretionary – 0.7%
Specialty retail – 0.7%
Warby Parker, Inc., Class A (A)	48,065	$2,237,906
Financials – 0.2%
Capital markets – 0.2%
BCLS Acquisition Corp., Class A (A)	12,029	118,606
Dynamics Special Purpose Corp., Class A (A)	18,789	185,260
Eucrates Biomedical Acquisition Corp. (A)	11,914	118,902
Health Sciences Acquisitions Corp. 2 (A)	13,354	133,540
Helix Acquisition Corp., Class A (A)	12,247	121,123
		677,431
Health care – 97.7%
Biotechnology – 28.1%
Aadi Bioscience, Inc. (A)	3,700	89,355
AbbVie, Inc.	46,643	6,315,462
Abcam PLC (A)	26,439	618,219
ACADIA Pharmaceuticals, Inc. (A)	23,708	553,345
Adagio Therapeutics, Inc. (A)	6,100	44,286
ADC Therapeutics SA (A)	19,326	390,385
Agios Pharmaceuticals, Inc. (A)	8,938	293,792
Akero Therapeutics, Inc. (A)	4,936	104,396
Alector, Inc. (A)	11,904	245,818
Alkermes PLC (A)	3,287	76,456
Allakos, Inc. (A)	3,100	30,349
Allogene Therapeutics, Inc. (A)	18,074	269,664
Alnylam Pharmaceuticals, Inc. (A)	21,834	3,702,610
Amgen, Inc.	10,308	2,318,991
Annexon, Inc. (A)	16,751	192,469
Apellis Pharmaceuticals, Inc. (A)	21,739	1,027,820
Arcutis Biotherapeutics, Inc. (A)	5,800	120,292
Argenx SE, ADR (A)	14,579	5,105,420
Ascendis Pharma A/S, ADR (A)	14,965	2,013,241
Avidity Biosciences, Inc. (A)	20,231	480,891
BeiGene, Ltd., ADR (A)	4,485	1,215,121
Bicycle Therapeutics PLC, ADR (A)	6,391	389,020
Biogen, Inc. (A)	6,345	1,522,292
BioNTech SE, ADR (A)	20,380	5,253,964
Blueprint Medicines Corp. (A)	13,364	1,431,418
Burning Rock Biotech, Ltd., ADR (A)	9,445	90,011
C4 Therapeutics, Inc. (A)	22,317	718,607
Celldex Therapeutics, Inc. (A)	13,022	503,170
Centessa Pharmaceuticals PLC, ADR (A)	18,009	202,781
Cerevel Therapeutics Holdings, Inc. (A)	29,170	945,691
CRISPR Therapeutics AG (A)	4,552	344,951
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
CureVac NV (A)	7,486	$256,845
Cytokinetics, Inc. (A)	1,600	72,928
Day One Biopharmaceuticals, Inc. (A)	8,112	136,687
Denali Therapeutics, Inc. (A)	25,147	1,121,556
Design Therapeutics, Inc. (A)	13,731	293,981
Enanta Pharmaceuticals, Inc. (A)	4,200	314,076
Entrada Therapeutics, Inc. (A)	11,328	193,935
EQRx, Inc. (A)	22,514	153,545
Exact Sciences Corp. (A)	21,357	1,662,215
Exelixis, Inc. (A)	72,356	1,322,668
Exscientia PLC (A)	4,147	81,945
Fate Therapeutics, Inc. (A)	20,672	1,209,519
Frontier Acquisition Corp. (A)	12,607	124,557
F-star Therapeutics, Inc. (A)	12,596	63,232
Generation Bio Company (A)	31,607	223,778
Genmab A/S (A)	3,987	1,591,423
Ginkgo Bioworks Holdings, Inc. (A)	104,300	866,733
Global Blood Therapeutics, Inc. (A)	6,332	185,338
Ideaya Biosciences, Inc. (A)	14,847	350,983
IGM Biosciences, Inc. (A)	6,866	201,380
Imago Biosciences, Inc. (A)	12,479	295,877
Immuneering Corp., Class A (A)	23,271	376,292
Immunocore Holdings PLC, ADR (A)	5,762	197,291
Incyte Corp. (A)	37,491	2,751,839
Insmed, Inc. (A)	42,782	1,165,382
Intellia Therapeutics, Inc. (A)	7,017	829,690
Invitae Corp. (A)	12,344	188,493
Ionis Pharmaceuticals, Inc. (A)	24,058	732,085
Iovance Biotherapeutics, Inc. (A)	28,633	546,604
IVERIC bio, Inc. (A)	46,124	771,193
Karuna Therapeutics, Inc. (A)	7,771	1,018,001
Kodiak Sciences, Inc. (A)	24,412	2,069,649
Kronos Bio, Inc. (A)	7,495	101,857
Kymera Therapeutics, Inc. (A)	13,525	858,702
LianBio, ADR (A)	30,782	189,617
Lyell Immunopharma, Inc. (A)	32,649	252,703
MeiraGTx Holdings PLC (A)	10,086	239,442
Mirati Therapeutics, Inc. (A)	12,786	1,875,578
Moderna, Inc. (A)	20,712	5,260,434
Monte Rosa Therapeutics, Inc. (A)	21,606	441,195
Morphic Holding, Inc. (A)	4,583	217,143
Neurocrine Biosciences, Inc. (A)	6,765	576,175
Novavax, Inc. (A)	2,476	354,241
Nurix Therapeutics, Inc. (A)	15,120	437,724
Orion Acquisition Corp. (A)	12,953	127,587
Pardes Biosciences, Inc. (A)	16,438	269,090
Prelude Therapeutics, Inc. (A)	3,938	49,028
Progenics Pharmaceuticals, Inc. (A)(B)	21,900	935
Protagonist Therapeutics, Inc. (A)	8,019	274,250
Prothena Corp. PLC (A)	16,560	818,064
PTC Therapeutics, Inc. (A)	9,074	361,417
RAPT Therapeutics, Inc. (A)	13,742	504,744
Recursion Pharmaceuticals, Inc., Class A (A)	10,414	178,392
Regeneron Pharmaceuticals, Inc. (A)	7,374	4,656,828
REGENXBIO, Inc. (A)	4,300	140,610
Relay Therapeutics, Inc. (A)	17,071	524,250
Repare Therapeutics, Inc. (A)	6,100	128,649
Replimune Group, Inc. (A)	22,880	620,048
Revolution Healthcare Acquisition Corp. (A)	31,883	314,048
REVOLUTION Medicines, Inc. (A)	15,300	385,101
Rocket Pharmaceuticals, Inc. (A)	8,094	176,692
Rubius Therapeutics, Inc. (A)	12,530	121,290
Sage Therapeutics, Inc. (A)	7,887	335,513

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sana Biotechnology, Inc. (A)	7,446	$115,264
Sarepta Therapeutics, Inc. (A)	4,368	393,338
Scholar Rock Holding Corp. (A)	17,412	432,514
Seagen, Inc. (A)	17,989	2,781,099
SpringWorks Therapeutics, Inc. (A)	5,481	339,712
Stoke Therapeutics, Inc. (A)	8,627	206,962
Tenaya Therapeutics, Inc. (A)	12,198	231,152
Turning Point Therapeutics, Inc. (A)	9,894	471,944
Twist Bioscience Corp. (A)	6,477	501,255
Ultragenyx Pharmaceutical, Inc. (A)	27,510	2,313,316
uniQure NV (A)	10,600	219,844
Vertex Pharmaceuticals, Inc. (A)	23,912	5,251,075
Vir Biotechnology, Inc. (A)	7,100	297,277
Xencor, Inc. (A)	17,555	704,307
Zai Lab, Ltd., ADR (A)	8,301	521,718
Zentalis Pharmaceuticals, Inc. (A)	18,642	1,567,047
Zymeworks, Inc. (A)	8,723	142,970
		95,262,148
Health care equipment and supplies – 15.9%
Alcon, Inc.	10,044	885,935
AtriCure, Inc. (A)	5,862	407,585
Becton, Dickinson and Company	19,629	4,936,301
DexCom, Inc. (A)	4,926	2,645,016
Hologic, Inc. (A)	51,507	3,943,376
Inari Medical, Inc. (A)	3,430	313,056
Insulet Corp. (A)	5,579	1,484,405
Intuitive Surgical, Inc. (A)	38,376	13,788,497
iRhythm Technologies, Inc. (A)	7,605	895,032
Lantheus Holdings, Inc. (A)	18,533	535,418
Nevro Corp. (A)	4,319	350,141
Novocure, Ltd. (A)	10,720	804,858
Ortho Clinical Diagnostics Holdings PLC (A)	67,405	1,441,793
Outset Medical, Inc. (A)	11,304	521,001
Penumbra, Inc. (A)	10,080	2,896,186
PROCEPT BioRobotics Corp. (A)	9,903	247,674
Quidel Corp. (A)	8,384	1,131,756
Shockwave Medical, Inc. (A)	15,493	2,762,867
STERIS PLC	3,763	915,952
Stryker Corp.	29,730	7,950,397
Teleflex, Inc.	6,914	2,271,111
The Cooper Companies, Inc.	3,546	1,485,561
Zimmer Biomet Holdings, Inc.	8,131	1,032,962
		53,646,880
Health care providers and services – 18.3%
Agiliti, Inc. (A)	31,358	726,251
agilon health, Inc. (A)	16,632	449,064
Alignment Healthcare, Inc. (A)	30,079	422,911
Anthem, Inc.	14,934	6,922,506
Centene Corp. (A)	75,925	6,256,220
Cigna Corp.	14,966	3,436,643
Guardant Health, Inc. (A)	12,694	1,269,654
HCA Healthcare, Inc.	19,041	4,892,014
Humana, Inc.	14,822	6,875,333
Molina Healthcare, Inc. (A)	12,174	3,872,306
Oak Street Health, Inc. (A)	7,898	261,740
Option Care Health, Inc. (A)	28,246	803,316
Surgery Partners, Inc. (A)	16,076	858,619
UnitedHealth Group, Inc.	49,784	24,998,537
		62,045,114
Health care technology – 2.4%
Certara, Inc. (A)	17,771	505,052
Definitive Healthcare Corp. (A)	11,013	300,985
Doximity, Inc., Class A (A)	54,693	2,741,760
Health Sciences Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
MultiPlan Corp. (A)	35,600	$157,708
Phreesia, Inc. (A)	21,520	896,523
Schrodinger, Inc. (A)	4,954	172,548
Sema4 Holdings Corp. (A)	23,688	105,648
Sophia Genetics SA (A)	20,504	289,106
Veeva Systems, Inc., Class A (A)	12,043	3,076,746
		8,246,076
Life sciences tools and services – 18.9%
10X Genomics, Inc., Class A (A)	9,307	1,386,371
Adaptive Biotechnologies Corp. (A)	29,813	836,553
Agilent Technologies, Inc.	38,273	6,110,284
Avantor, Inc. (A)	80,712	3,401,204
Berkeley Lights, Inc. (A)	6,931	126,006
Bio-Techne Corp.	2,300	1,189,882
Bruker Corp.	37,100	3,113,061
Danaher Corp.	42,335	13,928,638
Evotec SE (A)	16,612	801,925
Lonza Group AG	1,486	1,237,226
Maravai LifeSciences Holdings, Inc., Class A (A)	16,748	701,741
MaxCyte, Inc. (A)	7,547	76,904
MaxCyte, Inc. (London Stock Exchange) (A)	11,231	114,335
Mettler-Toledo International, Inc. (A)	883	1,498,636
Olink Holding AB, ADR (A)	29,231	532,004
Pacific Biosciences of California, Inc. (A)	54,894	1,123,131
Quanterix Corp. (A)	10,589	448,974
Quantum-Si, Inc. (A)	31,200	245,544
Rapid Micro Biosystems, Inc., Class A (A)	10,992	116,955
Repligen Corp. (A)	2,555	676,666
Seer, Inc. (A)	46,916	1,070,154
SomaLogic, Inc. (A)	67,026	780,183
Thermo Fisher Scientific, Inc.	24,977	16,665,653
Waters Corp. (A)	2,305	858,843
West Pharmaceutical Services, Inc.	13,215	6,197,967
Wuxi Biologics Cayman, Inc. (A)(C)	57,500	680,736
		63,919,576
Pharmaceuticals – 14.1%
Arvinas, Inc. (A)	11,123	913,643
AstraZeneca PLC, ADR	125,782	7,326,802
Atea Pharmaceuticals, Inc. (A)	4,587	41,008
Catalent, Inc. (A)	14,481	1,854,002
Daiichi Sankyo Company, Ltd.	25,000	636,285
DICE Therapeutics, Inc. (A)	9,328	236,092
Eisai Company, Ltd.	6,800	386,021
Elanco Animal Health, Inc. (A)	19,393	550,373
Eli Lilly & Company	36,675	10,130,369
Longboard Pharmaceuticals, Inc. (A)	8,689	42,055
Merck & Company, Inc.	73,030	5,597,019
Merck KGaA	7,966	2,049,310
Pfizer, Inc.	226,298	13,362,897
Reata Pharmaceuticals, Inc., Class A (A)	2,957	77,976
Roche Holding AG	7,704	3,196,090
Royalty Pharma PLC, Class A	30,049	1,197,453
Theseus Pharmaceuticals, Inc. (A)	16,751	212,403
		47,809,798
		330,929,592
TOTAL COMMON STOCKS (Cost $217,109,215)		$333,844,929
PREFERRED SECURITIES – 0.7%
Health care – 0.7%
Health care equipment and supplies – 0.7%
Sartorius AG	3,704	2,505,163
TOTAL PREFERRED SECURITIES (Cost $552,485)		$2,505,163

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Health Sciences Trust (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
EQRx, Inc. (Expiration Date: 12-20-26; Strike Price: $11.50) (A)	4,502	$4,682
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	4,862	4,765
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,050	6,888
TOTAL WARRANTS (Cost $29,139)		$16,335
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	626,852	626,852
T. Rowe Price Government Reserve Fund, 0.0570% (D)	938,393	938,393
TOTAL SHORT-TERM INVESTMENTS (Cost $1,565,245)		$1,565,245
Total Investments (Health Sciences Trust) (Cost $219,256,084) – 99.8%		$337,931,672
Other assets and liabilities, net – 0.2%		681,207
TOTAL NET ASSETS – 100.0%		$338,612,879
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
International Equity Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 96.8%
Australia - 4.5%
Afterpay, Ltd. (A)	7,435	$448,829
Ampol, Ltd.	9,411	203,211
APA Group	39,169	286,551
Aristocrat Leisure, Ltd.	21,040	667,441
ASX, Ltd.	6,626	447,812
Aurizon Holdings, Ltd.	61,567	156,418
AusNet Services, Ltd.	86,871	162,508
Australia & New Zealand Banking Group, Ltd.	96,280	1,928,612
BHP Group PLC	71,227	2,119,334
BHP Group, Ltd. (B)	97,792	2,952,502
BlueScope Steel, Ltd.	18,252	278,641
Brambles, Ltd.	50,212	388,455
Cochlear, Ltd.	2,361	370,559
Coles Group, Ltd.	45,471	593,308
Commonwealth Bank of Australia	60,047	4,414,119
Computershare, Ltd.	20,019	291,419
Crown Resorts, Ltd. (A)	14,067	122,451
CSL, Ltd.	15,989	3,381,670
Dexus	39,487	319,286
Domino's Pizza Enterprises, Ltd.	1,999	171,577
Endeavour Group, Ltd.	43,228	212,135
Evolution Mining, Ltd.	56,369	167,234
Fortescue Metals Group, Ltd.	58,162	817,567
Goodman Group	57,212	1,102,862
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
IDP Education, Ltd.	6,944	$174,935
Insurance Australia Group, Ltd.	88,042	272,844
Lendlease Corp., Ltd.	25,385	197,661
Macquarie Group, Ltd.	11,780	1,760,931
Magellan Financial Group, Ltd. (B)	4,563	70,510
Medibank Private, Ltd.	99,625	242,646
Mirvac Group	141,329	299,161
MMG, Ltd. (A)	148,000	47,608
National Australia Bank, Ltd.	110,955	2,329,727
Newcrest Mining, Ltd.	28,639	512,926
Northern Star Resources, Ltd.	39,419	271,098
Orica, Ltd.	15,709	156,654
Origin Energy, Ltd.	58,812	224,455
Qantas Airways, Ltd. (A)	30,851	112,540
QBE Insurance Group, Ltd.	49,235	406,569
Ramsay Health Care, Ltd.	6,659	346,068
REA Group, Ltd.	1,952	238,029
Reece, Ltd.	9,597	188,736
Rio Tinto, Ltd.	12,705	927,110
Santos, Ltd.	110,431	508,696
Scentre Group	177,637	408,631
SEEK, Ltd.	11,910	283,930
Sonic Healthcare, Ltd.	16,282	552,224
South32, Ltd.	112,851	330,041
South32, Ltd. (London Stock Exchange)	48,980	143,988
Stockland	87,409	269,657
Suncorp Group, Ltd.	43,155	347,444
Sydney Airport (A)	47,614	300,609
Tabcorp Holdings, Ltd.	82,609	301,796
Telstra Corp., Ltd.	142,464	432,975
The GPT Group	71,628	282,442
Transurban Group	104,007	1,044,674
Treasury Wine Estates, Ltd.	26,341	237,499
Vicinity Centres	148,057	182,085
Washington H. Soul Pattinson & Company, Ltd.	7,202	155,221
Wesfarmers, Ltd.	37,640	1,624,027
Westpac Banking Corp.	121,785	1,889,308
WiseTech Global, Ltd.	5,291	224,398
Woodside Petroleum, Ltd.	33,065	527,120
Woolworths Group, Ltd.	43,228	1,194,972
		42,026,446
Austria - 0.1%
Erste Group Bank AG	11,010	516,153
OMV AG	5,543	313,472
Raiffeisen Bank International AG	4,926	144,679
Verbund AG	2,442	274,442
voestalpine AG	4,357	158,086
		1,406,832
Belgium - 0.5%
Ageas SA/NV	6,383	330,558
Anheuser-Busch InBev SA/NV	26,526	1,599,249
Elia Group SA/NV	1,076	141,823
Etablissements Franz Colruyt NV	2,769	117,495
Groupe Bruxelles Lambert SA	3,809	425,415
KBC Group NV	8,597	738,664
Proximus SADP (B)	5,996	117,100
Sofina SA	537	263,778
Solvay SA	2,881	334,933
UCB SA	4,152	473,851
Umicore SA	6,530	266,387
		4,809,253
Brazil - 0.8%
Ambev SA	157,730	441,364

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Americanas SA (A)	13,014	$73,335
Atacadao SA	13,900	37,955
B3 SA - Brasil Bolsa Balcao	206,421	411,064
Banco Bradesco SA	46,659	135,251
Banco BTG Pactual SA	37,204	139,741
Banco do Brasil SA	28,713	148,400
Banco Inter SA	3,823	19,439
Banco Santander Brasil SA	14,000	75,304
BB Seguridade Participacoes SA	24,400	90,320
BRF SA (A)	19,720	79,943
CCR SA	40,100	83,252
Centrais Eletricas Brasileiras SA	9,400	57,302
Centrais Eletricas Brasileiras SA, ADR	1,429	8,574
Cia Brasileira de Distribuicao, ADR (B)	628	2,506
Cia de Saneamento Basico do Estado de Sao Paulo	11,270	82,300
Cia Siderurgica Nacional SA, ADR	11,800	52,392
Cosan SA	40,344	158,508
Energisa SA	6,100	48,509
Engie Brasil Energia SA	7,275	50,129
Equatorial Energia SA	30,700	124,489
Hapvida Participacoes e Investimentos SA (C)	38,400	71,280
Hypera SA	10,908	55,221
JBS SA	34,073	232,482
Klabin SA	24,000	110,369
Localiza Rent a Car SA	20,227	191,909
Lojas Renner SA	32,186	139,289
Magazine Luiza SA	94,607	121,947
Natura & Company Holding SA (A)	26,929	124,172
Notre Dame Intermedica Participacoes SA	17,255	186,280
Petroleo Brasileiro SA	124,329	684,692
Raia Drogasil SA	35,900	156,298
Rede D'Or Sao Luiz SA (C)	13,400	107,628
Rumo SA (A)	45,451	144,668
Sendas Distribuidora SA	24,690	57,591
Suzano SA (A)	22,263	240,465
Suzano SA, ADR (A)	3,164	34,171
Telefonica Brasil SA	9,652	83,790
Telefonica Brasil SA, ADR (B)	6,017	52,047
TIM SA	28,020	66,371
TOTVS SA	17,746	90,187
Ultrapar Participacoes SA	25,400	67,348
Vale SA	137,550	1,916,527
Via S/A (A)	44,400	41,671
Vibra Energia SA	44,000	168,707
WEG SA	56,116	330,532
		7,795,719
Canada - 7.4%
Agnico Eagle Mines, Ltd.	8,536	453,404
Air Canada (A)	5,400	90,203
Algonquin Power & Utilities Corp.	20,729	299,394
Alimentation Couche-Tard, Inc.	29,500	1,236,017
AltaGas, Ltd.	11,500	248,283
Ballard Power Systems, Inc. (A)	7,500	94,213
Bank of Montreal	21,498	2,314,568
Barrick Gold Corp.	40,477	769,573
Barrick Gold Corp. (London Stock Exchange)	20,657	383,065
BCE, Inc.	2,424	126,110
BlackBerry, Ltd. (A)	21,000	196,229
Brookfield Asset Management, Inc., Class A	46,972	2,836,627
CAE, Inc. (A)	10,400	262,353
Cameco Corp.	13,200	287,803
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Apartment Properties REIT	2,900	$137,463
Canadian Imperial Bank of Commerce	15,200	1,771,801
Canadian National Railway Company	24,000	2,948,037
Canadian Natural Resources, Ltd.	40,360	1,705,397
Canadian Pacific Railway, Ltd.	31,000	2,229,638
Canadian Tire Corp., Ltd., Class A	2,100	301,217
Canadian Utilities, Ltd., Class A	4,600	133,423
Canopy Growth Corp. (A)(B)	8,000	69,821
CCL Industries, Inc., Class B	5,400	289,562
Cenovus Energy, Inc.	43,859	537,771
CGI, Inc. (A)	7,900	698,537
Constellation Software, Inc.	700	1,298,753
Dollarama, Inc.	10,100	505,499
Emera, Inc.	8,900	444,807
Empire Company, Ltd., Class A	6,200	188,899
Enbridge, Inc.	68,500	2,675,667
Fairfax Financial Holdings, Ltd.	900	442,718
First Quantum Minerals, Ltd.	20,154	482,281
FirstService Corp.	1,500	294,794
Fortis, Inc.	16,404	791,443
Franco-Nevada Corp.	6,438	890,362
George Weston, Ltd.	2,799	324,520
GFL Environmental, Inc.	6,400	241,995
Gildan Activewear, Inc.	7,300	309,498
Great-West Lifeco, Inc.	9,900	297,090
Hydro One, Ltd. (C)	11,900	309,600
iA Financial Corp., Inc.	3,600	205,991
IGM Financial, Inc.	3,000	108,194
Imperial Oil, Ltd.	8,630	311,238
Intact Financial Corp.	6,100	792,887
Ivanhoe Mines, Ltd., Class A (A)	19,900	162,353
Keyera Corp.	8,500	191,711
Kinross Gold Corp.	45,229	262,446
Kirkland Lake Gold, Ltd.	8,700	364,589
Lightspeed Commerce, Inc. (A)	3,200	129,219
Loblaw Companies, Ltd.	6,140	503,063
Lundin Mining Corp.	22,100	172,614
Magna International, Inc.	9,800	792,940
Manulife Financial Corp. (D)	66,100	1,259,869
Metro, Inc.	8,257	439,433
National Bank of Canada	11,500	876,762
Northland Power, Inc.	8,100	243,010
Nutrien, Ltd.	19,490	1,464,966
Nuvei Corp. (A)(C)	1,900	123,167
Onex Corp.	2,700	211,910
Open Text Corp.	9,700	460,404
Pan American Silver Corp.	7,300	182,132
Parkland Corp.	5,400	148,431
Pembina Pipeline Corp.	18,998	576,270
Power Corp. of Canada	19,412	641,465
Quebecor, Inc., Class B	6,400	144,448
Restaurant Brands International, Inc.	10,046	609,137
RioCan Real Estate Investment Trust	6,300	114,251
Ritchie Brothers Auctioneers, Inc.	3,800	232,545
Rogers Communications, Inc., Class B	12,200	580,897
Royal Bank of Canada	48,200	5,115,499
Saputo, Inc.	9,100	205,028
Shaw Communications, Inc., Class B	16,926	513,688
Shopify, Inc., Class A (A)	3,800	5,232,161
Sun Life Financial, Inc.	20,000	1,113,246
Suncor Energy, Inc.	52,235	1,306,959
TC Energy Corp.	33,397	1,553,220
Teck Resources, Ltd., Class B	16,161	465,430
TELUS Corp.	14,509	341,692
TFI International, Inc.	2,800	314,033

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
The Bank of Nova Scotia	40,200	$2,845,891
The Toronto-Dominion Bank	61,572	4,720,544
Thomson Reuters Corp.	5,954	712,014
TMX Group, Ltd.	2,000	202,775
Toromont Industries, Ltd.	2,800	253,139
Tourmaline Oil Corp.	10,300	332,544
West Fraser Timber Company, Ltd.	3,076	293,460
Wheaton Precious Metals Corp.	15,183	651,514
WSP Global, Inc.	3,800	551,638
		68,949,252
Chile - 0.1%
Antofagasta PLC	13,250	240,980
Banco Santander Chile, ADR	5,508	89,725
Cencosud SA	61,383	102,641
Enel Americas SA, ADR	14,968	81,426
Enel Chile SA, ADR (B)	18,222	32,982
Sociedad Quimica y Minera de Chile SA, ADR	4,430	223,405
		771,159
China - 8.1%
360 DigiTech, Inc., ADR	2,900	66,497
3SBio, Inc. (A)(C)	40,500	33,751
51job, Inc., ADR (A)	900	44,037
AAC Technologies Holdings, Inc.	27,342	107,760
AECC Aviation Power Company, Ltd., Class A	3,600	35,852
Agile Group Holdings, Ltd.	54,000	29,313
Agora, Inc., ADR (A)	2,400	38,904
Agricultural Bank of China, Ltd., Class A	165,700	76,441
Agricultural Bank of China, Ltd., H Shares	934,000	321,331
Aier Eye Hospital Group Company, Ltd., Class A	11,596	77,006
Air China, Ltd., H Shares (A)	84,534	59,039
Airtac International Group	4,185	153,668
Alibaba Group Holding, Ltd., ADR (A)	334,827	7,483,780
A-Living Smart City Services Company, Ltd. (C)	15,500	26,480
Aluminum Corp. of China, Ltd., A Shares (A)	29,100	27,965
Aluminum Corp. of China, Ltd., H Shares (A)	131,220	72,303
Anhui Conch Cement Company, Ltd., Class A	8,900	56,340
Anhui Conch Cement Company, Ltd., H Shares	44,290	221,528
Anhui Gujing Distillery Company, Ltd., B Shares	3,600	51,232
Anhui Gujing Distillery Company, Ltd., Class A	900	34,450
ANTA Sports Products, Ltd.	37,000	555,678
Autohome, Inc., ADR	2,100	61,908
AVIC Industry-Finance Holdings Company, Ltd., Class A	20,000	12,459
AviChina Industry & Technology Company, Ltd., H Shares	72,000	49,813
Baidu, Inc., ADR (A)	9,500	1,413,505
Bank of Beijing Company, Ltd., Class A	47,000	32,747
Bank of China, Ltd., Class A	78,100	37,377
Bank of China, Ltd., H Shares	2,682,563	965,096
Bank of Communications Company, Ltd., Class A	87,300	63,169
Bank of Communications Company, Ltd., H Shares	292,527	176,836
Bank of Hangzhou Company, Ltd., Class A	11,400	22,936
Bank of Jiangsu Company, Ltd., Class A	33,410	30,568
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Bank of Nanjing Company, Ltd., Class A	13,600	$19,115
Bank of Ningbo Company, Ltd., Class A	13,750	82,575
Bank of Shanghai Company, Ltd., Class A	31,610	35,360
Baoshan Iron & Steel Company, Ltd., Class A	41,300	46,554
BeiGene, Ltd., ADR (A)	1,500	406,395
Beijing Capital International Airport Company, Ltd., H Shares (A)	52,789	32,351
Beijing Shunxin Agriculture Company, Ltd., Class A	1,700	10,188
Beijing Yuanliu Hongyuan Electronic Technology Company, Ltd., Class A	6,700	188,505
Bilibili, Inc., ADR (A)(B)	5,800	269,120
BOE Technology Group Company, Ltd., Class A	75,300	59,673
BYD Company, Ltd., Class A	4,000	168,039
BYD Company, Ltd., H Shares	26,105	882,985
BYD Electronic International Company, Ltd.	22,500	82,362
CanSino Biologics, Inc., Class A (A)	254	11,942
CanSino Biologics, Inc., H Shares (A)(B)(C)	2,400	55,487
CGN Power Company, Ltd., H Shares (C)	317,000	96,372
Changchun High & New Technology Industry Group, Inc., Class A	800	34,094
China Bohai Bank Company, Ltd., H Shares (C)	83,000	31,909
China Cinda Asset Management Company, Ltd., H Shares	304,800	55,517
China CITIC Bank Corp., Ltd., H Shares	310,800	134,816
China Communications Services Corp., Ltd., H Shares	129,600	63,161
China Conch Venture Holdings, Ltd.	57,900	283,203
China Construction Bank Corp., Class A	15,400	14,162
China Construction Bank Corp., H Shares	3,209,914	2,224,300
China Eastern Airlines Corp., Ltd., Class A (A)	15,800	12,806
China Everbright Bank Company, Ltd., Class A	88,600	46,151
China Everbright Bank Company, Ltd., H Shares	120,000	42,492
China Evergrande Group (B)	65,959	13,464
China Feihe, Ltd. (C)	119,000	159,662
China Galaxy Securities Company, Ltd., H Shares	129,500	74,433
China Greatwall Technology Group Company, Ltd., Class A	6,500	14,448
China Hongqiao Group, Ltd.	57,000	60,246
China Huarong Asset Management Company, Ltd., H Shares (A)(C)(E)	351,700	18,402
China Huishan Dairy Holdings Company, Ltd. (A)(E)	225,000	0
China International Capital Corp., Ltd., H Shares (C)	36,800	101,558
China Lesso Group Holdings, Ltd.	36,000	51,756
China Life Insurance Company, Ltd., Class A	4,500	21,241
China Life Insurance Company, Ltd., H Shares	248,624	412,137
China Literature, Ltd. (A)(C)	10,200	64,182
China Longyuan Power Group Corp., Ltd., H Shares	99,000	231,246
China Medical System Holdings, Ltd.	48,300	80,739
China Meidong Auto Holdings, Ltd.	18,000	92,770

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., Class A	45,900	$350,887
China Merchants Bank Company, Ltd., H Shares	131,823	1,025,527
China Merchants Securities Company, Ltd., Class A	16,510	45,729
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	17,600	36,886
China Minsheng Banking Corp., Ltd., Class A	78,880	48,278
China Minsheng Banking Corp., Ltd., H Shares (B)	194,496	74,369
China Molybdenum Company, Ltd., Class A	28,400	24,921
China Molybdenum Company, Ltd., H Shares	129,000	68,143
China National Building Material Company, Ltd., H Shares	138,000	169,428
China National Nuclear Power Company, Ltd., Class A	20,900	27,218
China Oilfield Services, Ltd., H Shares	56,000	49,123
China Pacific Insurance Group Company, Ltd., Class A	14,000	59,572
China Pacific Insurance Group Company, Ltd., H Shares	94,100	255,658
China Petroleum & Chemical Corp., Class A	56,700	37,652
China Petroleum & Chemical Corp., H Shares	819,361	381,676
China Railway Group, Ltd., Class A	30,000	27,271
China Railway Group, Ltd., H Shares	126,000	66,674
China Resources Mixc Lifestyle Services, Ltd. (C)	19,000	88,659
China Shenhua Energy Company, Ltd., Class A	9,800	34,665
China Shenhua Energy Company, Ltd., H Shares	113,500	265,622
China Southern Airlines Company, Ltd., Class A (A)	13,800	14,757
China Southern Airlines Company, Ltd., H Shares (A)	64,000	38,345
China State Construction Engineering Corp., Ltd., Class A	93,340	73,267
China Tourism Group Duty Free Corp., Ltd., Class A	4,300	148,236
China Tower Corp., Ltd., H Shares (C)	1,496,000	165,064
China Vanke Company, Ltd., Class A	21,600	67,016
China Vanke Company, Ltd., H Shares	56,900	132,495
China Yangtze Power Company, Ltd., Class A	48,900	174,093
Chinasoft International, Ltd. (A)	86,000	112,148
Chongqing Zhifei Biological Products Company, Ltd., Class A	3,100	60,582
CIFI Ever Sunshine Services Group, Ltd.	22,000	34,167
CIFI Holdings Group Company, Ltd.	140,161	84,314
CITIC Securities Company, Ltd., Class A	21,900	90,791
CITIC Securities Company, Ltd., H Shares	75,500	197,196
CITIC, Ltd.	207,967	205,750
Contemporary Amperex Technology Company, Ltd., Class A	4,900	451,362
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	119,600	231,899
Country Garden Holdings Company, Ltd.	270,117	239,884
Country Garden Services Holdings Company, Ltd.	59,000	354,231
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CRRC Corp., Ltd., H Shares	145,000	$62,335
CSC Financial Company, Ltd., Class A	6,200	28,463
CSPC Pharmaceutical Group, Ltd.	303,120	330,064
Dali Foods Group Company, Ltd. (C)	73,000	38,243
Daqo New Energy Corp., ADR (A)	2,500	100,800
DiDi Global, Inc., ADR (A)	13,000	64,740
Dongfeng Motor Group Company, Ltd., H Shares	91,220	75,831
Dongyue Group, Ltd.	49,000	76,542
East Money Information Company, Ltd., Class A	21,456	125,081
Ecovacs Robotics Company, Ltd., Class A	2,300	54,475
ENN Energy Holdings, Ltd.	26,600	501,456
Eve Energy Company, Ltd., Class A	4,181	77,558
Everbright Securities Company, Ltd., Class A	8,700	20,397
Flat Glass Group Company, Ltd., H Shares	23,000	117,085
Focus Media Information Technology Company, Ltd., Class A	32,700	42,081
Foshan Haitian Flavouring & Food Company, Ltd., Class A	7,800	128,528
Fosun International, Ltd.	85,000	91,741
Founder Securities Company, Ltd., Class A	13,200	16,253
Foxconn Industrial Internet Company, Ltd., Class A	6,400	11,971
Fuyao Glass Industry Group Company, Ltd., Class A	4,500	33,252
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	16,800	86,881
Ganfeng Lithium Company, Ltd., H Shares (C)	8,600	135,420
GCL System Integration Technology Company, Ltd., Class A (A)	60,900	36,358
GDS Holdings, Ltd., ADR (A)	3,400	160,344
Gemdale Corp., Class A	7,300	14,872
Genscript Biotech Corp. (A)	28,000	123,884
GF Securities Company, Ltd., Class A	13,200	50,941
GF Securities Company, Ltd., H Shares	47,800	91,155
Gigadevice Semiconductor Beijing, Inc., Class A	1,372	37,871
GoerTek, Inc., Class A	5,200	44,205
GOME Retail Holdings, Ltd. (A)	386,127	32,699
Great Wall Motor Company, Ltd., H Shares	104,500	359,001
Greenland Holdings Corp., Ltd., Class A	13,755	9,369
Greentown China Holdings, Ltd. (B)	29,000	46,751
Greentown Service Group Company, Ltd.	48,000	44,322
Guangdong Haid Group Company, Ltd., Class A	3,500	40,251
Guangzhou Automobile Group Company, Ltd., H Shares	100,310	98,998
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	2,300	12,349
Guangzhou R&F Properties Company, Ltd., H Shares (B)	43,600	16,224
Guosen Securities Company, Ltd., Class A	6,600	11,894
Guotai Junan Securities Company, Ltd., Class A	16,700	46,895
Haidilao International Holding, Ltd. (C)	26,000	58,780
Haier Smart Home Company, Ltd., Class A	13,600	63,799
Haier Smart Home Company, Ltd., H Shares	65,400	276,598
Haitian International Holdings, Ltd.	21,000	58,337
Haitong Securities Company, Ltd., Class A	18,000	34,638

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haitong Securities Company, Ltd., H Shares	113,200	$100,358
Hangzhou First Applied Material Company, Ltd., Class A	2,800	57,292
Hangzhou Silan Microelectronics Company, Ltd., Class A	2,600	22,127
Hangzhou Tigermed Consulting Company, Ltd., A Shares	1,700	34,099
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	4,100	52,022
Hansoh Pharmaceutical Group Company, Ltd. (C)	40,000	97,669
Hello Group, Inc., ADR	5,200	46,696
Henan Shuanghui Investment & Development Company, Ltd., Class A	4,400	21,782
Hengan International Group Company, Ltd.	25,000	128,798
Hengli Petrochemical Company, Ltd., Class A	9,500	34,266
HengTen Networks Group, Ltd. (A)	156,000	59,146
Hithink RoyalFlush Information Network Company, Ltd., Class A	900	20,414
Hua Hong Semiconductor, Ltd. (A)(C)	17,000	93,889
Huadong Medicine Company, Ltd., Class A	2,800	17,688
Hualan Biological Engineering, Inc., Class A	4,030	18,405
Huaneng Power International, Inc., H Shares	149,436	99,805
Huatai Securities Company, Ltd., Class A	16,400	45,718
Huatai Securities Company, Ltd., H Shares (C)	48,800	81,287
Huaxia Bank Company, Ltd., Class A	28,500	25,047
Huayu Automotive Systems Company, Ltd., Class A	5,100	22,649
Huazhu Group, Ltd., ADR (A)	6,400	238,976
Hundsun Technologies, Inc., Class A	2,366	23,107
Hygeia Healthcare Holdings Company, Ltd. (C)	11,400	71,402
Iflytek Company, Ltd., Class A	9,600	79,093
I-Mab, ADR (A)	1,100	52,129
Industrial & Commercial Bank of China, Ltd., Class A	120,000	87,174
Industrial & Commercial Bank of China, Ltd., H Shares	2,051,735	1,157,350
Industrial Bank Company, Ltd., Class A	46,200	137,995
Industrial Securities Company, Ltd., Class A	14,900	23,131
Ingenic Semiconductor Company, Ltd., Class A	2,800	58,930
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	48,800	21,403
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	13,600	88,519
Innovent Biologics, Inc. (A)(C)	33,000	204,348
Inspur Electronic Information Industry Company, Ltd., Class A	3,248	18,279
iQIYI, Inc., ADR (A)	12,000	54,720
JA Solar Technology Company, Ltd., Class A	3,200	46,476
JD Health International, Inc. (A)(C)	9,550	75,335
JD.com, Inc., ADR (A)	29,100	2,039,037
Jiangsu Expressway Company, Ltd., H Shares	41,145	42,140
Jiangsu Hengli Hydraulic Company, Ltd., Class A	2,960	37,952
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengrui Medicine Company, Ltd., Class A	14,198	$113,128
Jiangsu King's Luck Brewery JSC, Ltd., Class A	2,800	23,903
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	3,400	88,007
Jiangxi Copper Company, Ltd., H Shares	39,075	62,775
Jinxin Fertility Group, Ltd. (A)(C)	44,000	49,190
Jiumaojiu International Holdings, Ltd. (C)	22,000	38,685
Kanzhun, Ltd., ADR (A)	2,300	80,224
KE Holdings, Inc., ADR (A)	11,800	237,416
Kingdee International Software Group Company, Ltd. (A)	81,000	249,331
Kingsoft Cloud Holdings, Ltd., ADR (A)	2,600	40,950
Kingsoft Corp., Ltd.	29,000	127,552
Kuaishou Technology (A)(B)(C)	15,900	147,416
Kweichow Moutai Company, Ltd., Class A	2,500	803,395
KWG Group Holdings, Ltd.	45,000	29,471
Lenovo Group, Ltd.	257,436	295,868
Lens Technology Company, Ltd., Class A	7,300	26,331
Lepu Medical Technology Beijing Company, Ltd., Class A	4,000	14,219
Li Auto, Inc., ADR (A)	19,000	609,900
Li Ning Company, Ltd.	77,500	850,178
Lingyi iTech Guangdong Company, Class A (A)	12,700	14,686
Logan Group Company, Ltd.	48,000	36,694
Longfor Group Holdings, Ltd. (C)	60,100	283,477
LONGi Green Energy Technology Company, Ltd., Class A	10,760	145,584
Luxshare Precision Industry Company, Ltd., Class A	15,495	119,675
Luzhou Laojiao Company, Ltd., Class A	3,300	131,533
Mango Excellent Media Company, Ltd., Class A	3,300	29,625
Maxscend Microelectronics Company, Ltd., Class A	900	46,199
Meinian Onehealth Healthcare Holdings Company, Ltd., Class A (A)	8,300	10,231
Meituan, Class B (A)(C)	136,000	3,932,779
Metallurgical Corp. of China, Ltd., A Shares	28,700	17,291
Microport Scientific Corp.	25,019	91,194
Ming Yuan Cloud Group Holdings, Ltd. (A)	13,000	29,649
Minth Group, Ltd.	26,000	114,540
Muyuan Foods Company, Ltd., Class A	9,282	77,811
NARI Technology Company, Ltd., Class A	12,360	77,719
NAURA Technology Group Company, Ltd., Class A	3,200	174,405
NetEase, Inc., ADR	14,000	1,424,920
New China Life Insurance Company, Ltd., Class A	4,600	28,074
New China Life Insurance Company, Ltd., H Shares	29,500	78,931
New Hope Liuhe Company, Ltd., Class A (A)	6,800	16,235
New Oriental Education & Technology Group, Inc., ADR (A)	51,000	107,100
NIO, Inc., ADR (A)	45,200	1,431,936
Noah Holdings, Ltd., ADR (A)	1,000	30,690
Nongfu Spring Company, Ltd., H Shares (C)	58,600	387,068
Orient Securities Company, Ltd., Class A	9,600	22,242
Perfect World Company, Ltd., Class A	4,350	13,867

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
PetroChina Company, Ltd., Class A	36,000	$27,778
PetroChina Company, Ltd., H Shares	712,261	315,457
Pharmaron Beijing Company, Ltd., H Shares (C)	4,200	64,859
PICC Property & Casualty Company, Ltd., H Shares	252,363	206,292
Pinduoduo, Inc., ADR (A)	14,600	851,180
Ping An Bank Company, Ltd., Class A	38,200	98,763
Ping An Healthcare and Technology Company, Ltd. (A)(C)	17,400	63,425
Ping An Insurance Group Company of China, Ltd., Class A	24,100	190,702
Ping An Insurance Group Company of China, Ltd., H Shares	210,290	1,515,375
Poly Developments and Holdings Group Company, Ltd., Class A	26,500	65,020
Postal Savings Bank of China Company, Ltd., H Shares (C)	331,000	232,444
Power Construction Corp. of China, Ltd., Class A	20,500	26,003
Raytron Technology Company, Ltd., Class A	2,601	32,107
RLX Technology, Inc., ADR (A)(B)	24,900	97,110
Rongsheng Petrochemical Company, Ltd., Class A	13,950	39,802
SAIC Motor Corp., Ltd., Class A	17,300	56,035
Sangfor Technologies, Inc., Class A	700	20,991
Sany Heavy Industry Company, Ltd., Class A	18,600	66,588
SDIC Capital Company, Ltd., Class A	11,856	15,301
SDIC Power Holdings Company, Ltd., Class A	10,900	19,621
Seazen Group, Ltd. (A)	64,000	43,288
Seazen Holdings Company, Ltd., Class A	5,000	22,880
SF Holding Company, Ltd., Class A	3,600	38,969
Shaanxi Coal Industry Company, Ltd., Class A	13,400	25,696
Shandong Gold Mining Company, Ltd., Class A	5,880	17,388
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	21,500	36,893
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	80,000	99,736
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	3,200	24,546
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	17,500	77,048
Shanghai International Airport Company, Ltd., Class A (A)	1,600	11,709
Shanghai International Port Group Company, Ltd., Class A	13,700	11,785
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	39,240	35,768
Shanghai M&G Stationery, Inc., Class A	2,000	20,240
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	31,100	59,014
Shanghai Pudong Development Bank Company, Ltd., Class A	65,300	87,403
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	1,960	97,049
Shengyi Technology Company, Ltd., Class A	5,100	18,839
Shennan Circuits Company, Ltd., Class A	1,120	21,409
Shenwan Hongyuan Group Company, Ltd., Class A	36,200	29,086
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shenzhen Goodix Technology Company, Ltd., Class A	800	$13,543
Shenzhen Inovance Technology Company, Ltd., Class A	5,550	59,799
Shenzhen Kangtai Biological Products Company, Ltd., Class A	1,400	21,624
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	700	41,834
Shenzhen Overseas Chinese Town Company, Ltd., Class A	13,200	14,590
Shenzhen Sunway Communication Company, Ltd., Class A	2,200	8,748
Shenzhou International Group Holdings, Ltd.	27,000	522,819
Sichuan Chuantou Energy Company, Ltd., Class A	9,800	19,221
Silergy Corp.	3,000	542,989
Sinopharm Group Company, Ltd., H Shares	42,800	93,152
Sinotruk Hong Kong, Ltd.	24,500	37,722
Smoore International Holdings, Ltd. (C)	59,000	301,280
Songcheng Performance Development Company, Ltd., Class A	5,760	12,956
Sunac China Holdings, Ltd.	87,000	131,608
Sunac Services Holdings, Ltd. (C)	36,000	36,746
Sungrow Power Supply Company, Ltd., Class A	9,100	208,255
Suning.com Company, Ltd., Class A (A)	20,700	13,382
Sunny Optical Technology Group Company, Ltd.	23,800	753,855
TAL Education Group, ADR (A)	12,800	50,304
TCL Technology Group Corp., Class A	21,800	21,115
Tencent Holdings, Ltd.	191,600	11,180,075
Tencent Music Entertainment Group, ADR (A)	25,200	172,620
The People's Insurance Company Group of China, Ltd., H Shares	265,000	80,248
Thunder Software Technology Company, Ltd., Class A	8,300	180,096
Tianjin Zhonghuan Semiconductor Company, Ltd., Class A	27,000	176,760
Tingyi Cayman Islands Holding Corp.	76,000	156,301
Tongcheng Travel Holdings, Ltd. (A)	28,800	53,386
Tongwei Company, Ltd., Class A	6,200	43,728
Topsports International Holdings, Ltd. (C)	41,000	41,526
TravelSky Technology, Ltd., H Shares	31,000	52,107
Trip.com Group, Ltd., ADR (A)	16,000	393,920
Tsingtao Brewery Company, Ltd., H Shares	12,000	112,294
Unigroup Guoxin Microelectronics Company, Ltd., Class A	1,200	42,365
Uni-President China Holdings, Ltd.	46,000	44,590
Unisplendour Corp., Ltd., Class A	5,320	19,091
Vipshop Holdings, Ltd., ADR (A)	15,300	128,520
VNET Group, Inc., ADR (A)	4,400	39,732
Walvax Biotechnology Company, Ltd., Class A	3,400	29,901
Wanhua Chemical Group Company, Ltd., Class A	7,000	110,884
Want Want China Holdings, Ltd.	163,000	149,600
Weibo Corp., ADR (A)	1,890	58,552
Weichai Power Company, Ltd., Class A	9,600	26,919
Weichai Power Company, Ltd., H Shares	64,720	126,930
Weimob, Inc. (A)(C)	53,000	53,673

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Wens Foodstuffs Group Company, Ltd., Class A	14,160	$42,831
Will Semiconductor Company, Ltd., Class A	3,100	151,138
Wuhu Sanqi Interactive Entertainment Network Technology Group Company, Ltd., Class A	4,700	19,930
Wuliangye Yibin Company, Ltd., Class A	8,600	300,410
WUS Printed Circuit Kunshan Company, Ltd., Class A	4,180	10,886
WuXi AppTec Company, Ltd., Class A	5,544	103,186
WuXi AppTec Company, Ltd., H Shares (C)	11,006	190,165
Wuxi Biologics Cayman, Inc. (A)(C)	119,500	1,414,749
Wuxi Shangji Automation Company, Ltd., Class A	1,100	28,795
Xiaomi Corp., Class B (A)(C)	477,000	1,156,277
Xinjiang Goldwind Science & Technology Company, Ltd., Class A	7,700	19,913
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	22,200	43,340
Xinyi Solar Holdings, Ltd.	172,835	293,430
XPeng, Inc., ADR (A)	12,800	644,224
Yadea Group Holdings, Ltd. (C)	34,000	66,263
Yankuang Energy Group Company, Ltd., H Shares (B)	49,990	99,356
Yihai International Holding, Ltd. (A)(B)	16,000	73,987
Yonghui Superstores Company, Ltd., Class A	10,200	6,480
Yonyou Network Technology Company, Ltd., Class A	5,200	29,277
Yum China Holdings, Inc.	12,700	632,968
Yunda Holding Company, Ltd., Class A	3,120	10,021
Yunnan Baiyao Group Company, Ltd., Class A	2,800	46,007
Zai Lab, Ltd., ADR (A)	2,300	144,555
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	1,000	68,703
Zhejiang Chint Electrics Company, Ltd., Class A	4,800	40,576
Zhejiang Dahua Technology Company, Ltd., Class A	4,800	17,691
Zhejiang Expressway Company, Ltd., H Shares	49,718	44,310
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	2,600	28,333
Zhejiang Longsheng Group Company, Ltd., Class A	7,200	14,281
Zhejiang NHU Company, Ltd., Class A	5,760	28,126
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	8,060	31,999
Zhejiang Supor Company, Ltd., Class A	1,200	11,725
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	12,500	43,549
Zhongsheng Group Holdings, Ltd.	20,000	156,066
Zhuzhou CRRC Times Electric Company, Ltd.	18,000	104,333
Zijin Mining Group Company, Ltd., Class A	27,800	42,431
Zijin Mining Group Company, Ltd., H Shares	193,469	231,058
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	14,300	16,102
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	44,800	28,221
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
ZTE Corp., Class A	7,600	$39,943
ZTE Corp., H Shares	25,887	70,931
ZTO Express Cayman, Inc., ADR	15,400	434,588
		75,771,834
Colombia - 0.0%
Bancolombia SA, ADR	3,847	121,527
Ecopetrol SA, ADR	9,500	122,455
		243,982
Czech Republic - 0.1%
CEZ AS	6,817	258,015
Komercni banka AS	3,440	147,080
Moneta Money Bank AS (C)	17,731	76,016
		481,111
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	107	354,979
A.P. Moller - Maersk A/S, Series B	207	738,848
Ambu A/S, Class B (B)	5,684	150,022
Carlsberg A/S, Class B	3,581	618,252
Chr. Hansen Holding A/S	3,557	280,471
Coloplast A/S, B Shares	4,136	728,247
Danske Bank A/S	26,235	452,921
Demant A/S (A)	5,000	256,031
DSV A/S	6,786	1,581,330
Genmab A/S (A)	2,265	904,082
GN Store Nord A/S	4,458	279,721
Novo Nordisk A/S, B Shares	56,014	6,291,822
Novozymes A/S, B Shares	7,019	576,329
Orsted A/S (C)	6,586	843,450
Pandora A/S	3,372	419,446
Rockwool International A/S, B Shares	272	118,776
Tryg A/S	13,079	322,759
Vestas Wind Systems A/S	34,230	1,042,480
		15,959,966
Egypt - 0.0%
Commercial International Bank Egypt SAE (A)	68,774	231,465
Finland - 0.8%
Elisa OYJ	5,862	360,958
Fortum OYJ	16,798	515,201
Kesko OYJ, B Shares	9,211	307,010
Kone OYJ, B Shares	11,833	849,120
Neste OYJ	14,709	723,914
Nokia OYJ (A)	123,099	779,670
Nokia OYJ (Euronext Paris Exchange) (A)	56,247	356,533
Nordea Bank ABP	1,569	19,224
Nordea Bank ABP (Nasdaq Stockholm Exchange)	109,335	1,333,728
Orion OYJ, Class B	3,379	140,359
Sampo OYJ, A Shares	15,885	795,013
Stora Enso OYJ, R Shares	20,482	375,913
UPM-Kymmene OYJ	19,972	759,906
Wartsila OYJ ABP	15,222	213,500
		7,530,049
France - 7.1%
Accor SA (A)	6,145	199,180
Aeroports de Paris (A)	1,190	153,514
Air Liquide SA	15,910	2,774,769
Airbus SE (A)	19,831	2,537,251
Alstom SA	10,563	375,097
Amundi SA (C)	2,415	199,200
Arkema SA	2,540	358,507
AXA SA	66,841	1,989,404
BioMerieux	1,432	203,655

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BNP Paribas SA	37,933	$2,622,724
Bollore SA	32,561	182,132
Bouygues SA	8,158	292,024
Bureau Veritas SA	10,297	341,849
Capgemini SE	5,409	1,325,640
Carrefour SA	20,604	377,743
Cie de Saint-Gobain	18,075	1,271,513
Cie Generale des Etablissements Michelin SCA	5,963	976,644
CNP Assurances	6,491	160,556
Covivio	2,169	178,044
Credit Agricole SA	41,519	591,949
Danone SA	21,340	1,326,481
Dassault Aviation SA	980	105,994
Dassault Systemes SE	22,830	1,354,853
Edenred	8,717	402,536
Eiffage SA	3,075	317,044
Electricite de France SA	24,054	282,906
Engie SA	63,119	934,500
EssilorLuxottica SA	9,828	2,092,152
Eurazeo SE	1,144	99,809
Faurecia SE	3,556	169,180
Faurecia SE (Borsa Italiana Exchange)	633	29,487
Gecina SA	1,814	253,834
Getlink SE	14,784	244,857
Hermes International	1,094	1,911,626
Ipsen SA	1,496	136,898
Kering SA	2,546	2,042,786
Klepierre SA (A)	8,046	190,386
La Francaise des Jeux SAEM (C)	2,992	132,599
Legrand SA	9,225	1,080,441
L'Oreal SA	8,487	4,046,705
LVMH Moet Hennessy Louis Vuitton SE	9,234	7,631,279
Orange SA	68,945	736,482
Orpea SA	1,800	180,519
Pernod Ricard SA	7,039	1,693,425
Publicis Groupe SA	7,580	510,695
Remy Cointreau SA	930	226,054
Renault SA (A)	7,048	244,497
Safran SA	11,283	1,381,300
Sanofi	38,211	3,834,240
Sartorius Stedim Biotech	961	527,786
Schneider Electric SE	17,545	3,449,264
Schneider Electric SE (Euronext London Exchange)	623	123,360
SEB SA	1,019	158,792
Societe Generale SA	27,239	936,169
Sodexo SA	3,211	281,502
Suez SA	11,179	252,010
Teleperformance	2,029	907,117
Thales SA	4,046	344,179
TotalEnergies SE	85,421	4,347,942
Ubisoft Entertainment SA (A)	3,042	148,389
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	3,595	251,575
Unibail-Rodamco-Westfield, CHESS Depositary Interest (A)	27,093	94,107
Valeo	7,694	232,023
Veolia Environnement SA	21,555	791,583
Vinci SA	17,915	1,892,087
Vivendi SE	23,492	317,774
Wendel SE	1,176	140,915
Worldline SA (A)(C)	8,074	449,400
		66,350,934
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany - 5.2%
adidas AG	6,334	$1,823,843
Allianz SE	13,687	3,228,195
BASF SE	30,975	2,173,989
Bayer AG	32,613	1,741,673
Bayerische Motoren Werke AG	11,166	1,117,070
Bechtle AG	2,763	196,614
Beiersdorf AG	3,796	389,109
Brenntag SE	5,855	528,728
Carl Zeiss Meditec AG, Bearer Shares	1,435	301,029
Commerzbank AG (A)	37,723	285,396
Continental AG (A)	3,710	389,792
Covestro AG (C)	7,081	435,821
Daimler AG	28,412	2,170,793
Daimler Truck Holding AG (A)	14,206	522,243
Delivery Hero SE (A)(C)	5,213	577,029
Deutsche Bank AG (A)	68,610	854,538
Deutsche Boerse AG	6,408	1,069,971
Deutsche Lufthansa AG (A)	19,844	138,947
Deutsche Post AG	32,906	2,116,537
Deutsche Telekom AG	112,403	2,076,924
E.ON SE	78,119	1,085,653
Evonik Industries AG	6,743	217,836
Fresenius Medical Care AG & Company KGaA	7,798	505,530
Fresenius SE & Company KGaA	15,294	614,717
GEA Group AG	5,093	278,176
Hannover Rueck SE	2,322	440,243
HeidelbergCement AG	5,549	375,539
HelloFresh SE (A)	5,483	420,206
Henkel AG & Company KGaA	3,884	302,762
Infineon Technologies AG	43,352	1,995,857
KION Group AG	2,693	294,145
Knorr-Bremse AG	2,408	237,825
LANXESS AG	3,216	198,873
LEG Immobilien SE	2,555	356,225
Merck KGaA	4,441	1,142,478
MTU Aero Engines AG	1,791	363,651
Muenchener Rueckversicherungs-Gesellschaft AG	4,871	1,437,960
Nemetschek SE	2,010	257,006
Puma SE	3,505	428,045
Rational AG	173	176,938
RWE AG	21,604	875,319
SAP SE	35,216	4,956,277
Scout24 SE (C)	3,211	224,212
Siemens AG	25,893	4,484,736
Siemens Energy AG (A)	13,485	344,060
Siemens Healthineers AG (C)	9,063	675,729
Symrise AG	4,417	653,250
Telefonica Deutschland Holding AG	32,281	89,541
Uniper SE	3,043	144,482
United Internet AG	4,503	178,527
Volkswagen AG	1,264	369,510
Vonovia SE	25,841	1,423,894
Zalando SE (A)(C)	7,670	617,867
		48,305,310
Greece - 0.1%
Alpha Services and Holdings SA (A)	74,045	90,743
Eurobank Ergasias Services and Holdings SA (A)	85,715	86,838
FF Group (A)(E)	1,869	3,192
Hellenic Telecommunications Organization SA	8,503	157,085
JUMBO SA	5,651	81,082
OPAP SA	9,360	132,570

The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece (continued)
Public Power Corp. SA (A)	6,989	$74,992
		626,502
Hong Kong - 2.3%
AIA Group, Ltd.	404,000	4,077,510
Alibaba Health Information Technology, Ltd. (A)	134,000	113,493
Alibaba Pictures Group, Ltd. (A)	500,000	45,553
Beijing Enterprises Holdings, Ltd.	19,786	68,265
Beijing Enterprises Water Group, Ltd.	198,000	76,932
BOC Hong Kong Holdings, Ltd.	132,328	433,971
Bosideng International Holdings, Ltd.	108,000	68,040
Budweiser Brewing Company APAC, Ltd. (C)	57,500	151,165
China Common Rich Renewable Energy Investments, Ltd. (A)(E)	428,695	11,820
China Education Group Holdings, Ltd. (B)	12,000	19,500
China Everbright Environment Group, Ltd.	117,851	94,659
China Gas Holdings, Ltd.	86,800	180,551
China Jinmao Holdings Group, Ltd.	224,000	69,278
China Mengniu Dairy Company, Ltd. (A)	105,004	595,254
China Merchants Port Holdings Company, Ltd.	47,564	86,808
China Overseas Land & Investment, Ltd.	127,882	302,927
China Overseas Property Holdings, Ltd.	45,000	47,725
China Power International Development, Ltd.	88,000	59,269
China Resources Beer Holdings Company, Ltd.	49,979	409,282
China Resources Cement Holdings, Ltd.	88,000	66,557
China Resources Gas Group, Ltd.	30,000	169,517
China Resources Land, Ltd.	110,964	467,558
China Resources Power Holdings Company, Ltd.	68,244	228,251
China State Construction International Holdings, Ltd.	71,250	88,672
China Taiping Insurance Holdings Company, Ltd.	60,500	83,077
China Traditional Chinese Medicine Holdings Company, Ltd.	80,000	53,008
China Youzan, Ltd. (A)	464,000	32,191
Chow Tai Fook Jewellery Group, Ltd. (A)	66,000	118,924
CK Asset Holdings, Ltd.	66,546	419,770
CK Hutchison Holdings, Ltd.	90,163	580,508
CK Infrastructure Holdings, Ltd.	24,772	157,828
CLP Holdings, Ltd.	54,900	554,752
COSCO SHIPPING Ports, Ltd.	61,511	53,461
ESR Cayman, Ltd. (A)(C)	66,000	223,252
Far East Horizon, Ltd.	66,000	58,605
Futu Holdings, Ltd., ADR (A)	1,700	73,610
Galaxy Entertainment Group, Ltd. (A)	72,000	373,507
Geely Automobile Holdings, Ltd.	196,000	535,436
Guangdong Investment, Ltd.	99,220	126,125
Hang Lung Properties, Ltd.	74,326	153,033
Hang Seng Bank, Ltd.	27,319	500,254
Henderson Land Development Company, Ltd.	55,324	235,989
HK Electric Investments & HK Electric Investments, Ltd.	88,500	86,835
HKT Trust & HKT, Ltd.	145,233	195,145
Hong Kong & China Gas Company, Ltd.	374,091	583,494
Hong Kong Exchanges & Clearing, Ltd.	40,214	2,351,875
Hongkong Land Holdings, Ltd.	44,100	229,303
Hopson Development Holdings, Ltd.	24,200	50,420
Huabao International Holdings, Ltd.	42,000	77,622
Hutchmed China, Ltd., ADR (A)	1,900	66,652
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Jardine Matheson Holdings, Ltd. (B)	7,400	$406,908
Kingboard Holdings, Ltd.	22,500	109,621
Kingboard Laminates Holdings, Ltd.	36,500	62,080
Kunlun Energy Company, Ltd.	118,000	110,723
Lee & Man Paper Manufacturing, Ltd.	56,000	38,941
Link REIT	70,839	624,040
Melco Resorts & Entertainment, Ltd., ADR (A)	7,185	73,143
MTR Corp., Ltd.	51,605	277,018
New World Development Company, Ltd.	57,618	228,126
Nine Dragons Paper Holdings, Ltd.	55,000	59,066
Power Assets Holdings, Ltd.	46,582	290,361
Shenzhen International Holdings, Ltd.	38,049	39,527
Shimao Group Holdings, Ltd. (B)	41,500	27,169
Sino Biopharmaceutical, Ltd.	346,500	243,171
Sino Land Company, Ltd.	128,364	159,834
SITC International Holdings Company, Ltd.	45,000	162,751
Sun Art Retail Group, Ltd.	86,000	34,521
Sun Hung Kai Properties, Ltd.	45,630	553,686
Swire Pacific, Ltd., Class A	18,163	103,311
Swire Properties, Ltd.	43,628	109,370
Techtronic Industries Company, Ltd.	47,500	946,908
The Wharf Holdings, Ltd.	51,876	159,348
Vinda International Holdings, Ltd.	12,000	29,232
WH Group, Ltd. (C)	245,843	154,329
Wharf Real Estate Investment Company, Ltd.	56,876	289,001
Xinyi Glass Holdings, Ltd.	62,000	155,299
Yuexiu Property Company, Ltd.	48,800	43,040
		21,397,757
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	12,392	96,177
OTP Bank NYRT (A)	7,225	368,412
Richter Gedeon NYRT	4,794	128,819
		593,408
India - 3.5%
ACC, Ltd.	2,508	74,858
Adani Enterprises, Ltd.	9,077	207,719
Adani Green Energy, Ltd. (A)	13,172	235,056
Adani Ports & Special Economic Zone, Ltd.	16,979	166,136
Adani Total Gas, Ltd.	9,077	210,959
Adani Transmission, Ltd. (A)	9,077	213,533
Ambuja Cements, Ltd.	22,913	116,103
Apollo Hospitals Enterprise, Ltd.	3,055	206,115
Asian Paints, Ltd.	12,960	589,082
Aurobindo Pharma, Ltd.	9,153	89,940
Avenue Supermarts, Ltd. (A)(C)	5,887	368,771
Axis Bank, Ltd. (A)	80,176	729,976
Bajaj Auto, Ltd.	2,923	127,456
Bajaj Finance, Ltd.	9,135	852,106
Bajaj Finserv, Ltd.	1,261	277,965
Balkrishna Industries, Ltd.	2,904	90,376
Bandhan Bank, Ltd. (C)	27,747	93,768
Berger Paints India, Ltd.	8,085	83,847
Bharat Electronics, Ltd.	40,525	113,904
Bharat Forge, Ltd.	9,316	86,990
Bharat Petroleum Corp., Ltd.	27,177	140,533
Bharti Airtel, Ltd. (A)	81,745	751,037
Biocon, Ltd. (A)	14,021	68,484
Britannia Industries, Ltd.	3,618	175,490
Cholamandalam Investment and Finance Company, Ltd.	13,536	94,369
Cipla, Ltd.	18,101	229,588

The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Coal India, Ltd.	63,427	$124,514
Colgate-Palmolive India, Ltd.	4,075	81,093
Container Corp. of India, Ltd.	9,153	75,399
Dabur India, Ltd.	17,709	137,863
Divi's Laboratories, Ltd.	4,431	278,384
DLF, Ltd.	20,605	107,987
Dr. Reddy's Laboratories, Ltd., ADR	3,359	219,712
Eicher Motors, Ltd.	4,250	147,525
GAIL India, Ltd., GDR	9,954	108,970
Godrej Consumer Products, Ltd. (A)	11,997	155,853
Godrej Properties, Ltd. (A)	4,161	104,557
Grasim Industries, Ltd.	10,574	230,645
Havells India, Ltd.	11,177	209,245
HCL Technologies, Ltd.	37,954	671,581
Hero MotoCorp, Ltd.	4,200	138,773
Hindalco Industries, Ltd.	56,656	359,673
Hindustan Petroleum Corp., Ltd.	20,412	80,011
Hindustan Unilever, Ltd.	27,452	869,320
Housing Development Finance Corp., Ltd.	57,256	1,981,428
ICICI Bank, Ltd.	82,343	819,287
ICICI Bank, Ltd., ADR	44,559	881,823
ICICI Lombard General Insurance Company, Ltd. (C)	8,559	160,848
ICICI Prudential Life Insurance Company, Ltd. (C)	11,948	89,929
Indian Oil Corp., Ltd.	38,494	57,596
Indian Railway Catering & Tourism Corp, Ltd.	7,983	88,958
Indraprastha Gas, Ltd.	10,515	66,274
Indus Towers, Ltd.	15,904	52,944
Info Edge India, Ltd.	2,389	178,357
Infosys, Ltd., ADR	113,913	2,883,138
InterGlobe Aviation, Ltd. (A)(C)	4,138	111,983
ITC, Ltd.	113,026	330,626
JSW Steel, Ltd.	33,031	289,967
Jubilant Foodworks, Ltd.	2,527	121,573
Kotak Mahindra Bank, Ltd.	18,671	449,852
Larsen & Toubro Infotech, Ltd. (C)	1,748	171,990
Larsen & Toubro, Ltd.	23,240	590,574
Lupin, Ltd.	7,740	98,680
Mahindra & Mahindra, Ltd., GDR	23,120	263,720
Marico, Ltd.	14,917	102,874
Maruti Suzuki India, Ltd.	4,592	456,773
Mindtree, Ltd.	2,193	140,553
Motherson Sumi Systems, Ltd.	37,306	110,648
Mphasis, Ltd.	2,804	127,928
MRF, Ltd.	64	62,629
Muthoot Finance, Ltd.	4,018	80,569
Nestle India, Ltd.	1,140	301,484
NTPC, Ltd.	146,266	244,040
Oil & Natural Gas Corp., Ltd.	90,136	172,181
Page Industries, Ltd.	194	105,640
Petronet LNG, Ltd.	21,320	61,953
PI Industries, Ltd.	2,778	113,052
Pidilite Industries, Ltd.	4,359	144,164
Piramal Enterprises, Ltd.	3,012	106,574
Power Grid Corp. of India, Ltd.	115,586	317,344
Reliance Capital, Ltd., GDR (A)(C)	4,327	835
Reliance Industries, Ltd.	7,646	242,923
Reliance Industries, Ltd., GDR (C)	44,280	2,832,835
SBI Cards & Payment Services, Ltd. (A)	7,827	97,546
Shree Cement, Ltd.	276	99,889
Shriram Transport Finance Company, Ltd.	5,520	89,776
Siemens, Ltd.	2,378	75,309
SRF, Ltd.	4,927	159,942
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
State Bank of India, GDR	5,224	$321,795
Sun Pharmaceutical Industries, Ltd.	29,344	333,132
Tata Consultancy Services, Ltd.	31,310	1,571,063
Tata Consumer Products, Ltd.	22,130	220,818
Tata Motors, Ltd. (A)	12,317	79,464
Tata Motors, Ltd., ADR (A)(B)	8,581	275,364
Tata Steel, Ltd., GDR	23,969	355,408
Tech Mahindra, Ltd.	22,395	537,784
The Tata Power Company, Ltd.	47,830	141,656
Titan Company, Ltd.	10,263	346,519
Torrent Pharmaceuticals, Ltd.	1,767	77,931
Trent, Ltd.	6,052	86,323
UltraTech Cement, Ltd.	2,054	209,549
UltraTech Cement, Ltd., GDR	1,026	104,774
United Spirits, Ltd. (A)	10,125	122,074
UPL, Ltd.	15,099	151,536
Vedanta, Ltd., ADR	13,934	255,490
Wipro, Ltd., ADR	43,037	420,041
Yes Bank, Ltd. (A)	334,558	61,303
Zomato, Ltd. (A)	52,192	95,884
		32,200,182
Indonesia - 0.4%
Adaro Energy Tbk PT	315,000	49,955
Astra International Tbk PT	679,000	271,771
Bank Central Asia Tbk PT	1,804,500	924,176
Bank Mandiri Persero Tbk PT	715,674	353,385
Bank Negara Indonesia Persero Tbk PT	276,500	130,704
Bank Rakyat Indonesia Persero Tbk PT	2,374,148	683,579
Barito Pacific Tbk PT	1,273,500	76,268
Charoen Pokphand Indonesia Tbk PT	276,000	115,033
Gudang Garam Tbk PT	26,000	55,833
Indah Kiat Pulp & Paper Tbk PT	97,300	53,448
Indocement Tunggal Prakarsa Tbk PT	53,500	45,417
Indofood CBP Sukses Makmur Tbk PT	114,400	69,875
Indofood Sukses Makmur Tbk PT	147,500	65,494
Kalbe Farma Tbk PT	855,000	96,869
Merdeka Copper Gold Tbk PT (A)	486,300	133,118
Sarana Menara Nusantara Tbk PT	1,016,100	80,123
Semen Indonesia Persero Tbk PT	111,000	56,436
Telkom Indonesia Persero Tbk PT	1,600,100	456,672
Telkom Indonesia Persero Tbk PT, ADR	358	10,378
Tower Bersama Infrastructure Tbk PT	379,100	78,549
Unilever Indonesia Tbk PT	332,500	95,887
United Tractors Tbk PT	55,279	85,825
		3,988,795
Ireland - 0.7%
CRH PLC	27,337	1,447,220
DCC PLC	3,819	312,635
Experian PLC	31,530	1,553,034
Flutter Entertainment PLC (A)	505	79,948
Flutter Entertainment PLC (London Stock Exchange) (A)	5,220	835,090
James Hardie Industries PLC, CHESS Depositary Interest	15,679	631,112
Kerry Group PLC, Class A (London Stock Exchange)	5,738	734,958
Kingspan Group PLC	5,492	672,676
Smurfit Kappa Group PLC	8,017	441,559
		6,708,232
Israel - 0.5%
Azrieli Group, Ltd.	1,424	135,865
Bank Hapoalim BM	40,928	421,229
Bank Leumi Le-Israel BM	54,437	583,892

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Check Point Software Technologies, Ltd. (A)	4,016	$468,105
CyberArk Software, Ltd. (A)	1,300	225,264
Elbit Systems, Ltd.	787	136,037
Fiverr International, Ltd. (A)	1,000	113,700
ICL Group, Ltd.	27,153	261,541
Inmode, Ltd. (A)	1,700	119,986
Isracard, Ltd.	1	3
Israel Discount Bank, Ltd., Class A	41,515	278,743
Kornit Digital, Ltd. (A)	1,500	228,375
Mizrahi Tefahot Bank, Ltd.	5,543	213,464
Nice, Ltd. (A)	2,200	667,163
Teva Pharmaceutical Industries, Ltd. (A)	33,126	270,562
Teva Pharmaceutical Industries, Ltd., ADR (A)	5,800	46,458
Wix.com, Ltd. (A)	1,900	299,801
		4,470,188
Italy - 1.3%
Amplifon SpA	4,199	225,940
Assicurazioni Generali SpA	37,206	786,338
Atlantia SpA (A)	19,839	393,641
Davide Campari-Milano NV	19,587	285,818
DiaSorin SpA	876	166,655
Enel SpA	277,869	2,221,861
Eni SpA	89,209	1,239,806
Ferrari NV	4,317	1,111,221
FinecoBank Banca Fineco SpA	20,557	360,005
Infrastrutture Wireless Italiane SpA (C)	8,355	101,313
Intesa Sanpaolo SpA	577,542	1,491,745
Mediobanca Banca di Credito Finanziario SpA	22,013	252,719
Moncler SpA	6,366	460,059
Nexi SpA (A)(C)	14,507	229,883
Poste Italiane SpA (C)	21,903	286,935
Prysmian SpA	8,366	314,697
Recordati Industria Chimica e Farmaceutica SpA	4,564	293,073
Snam SpA	68,229	410,955
Telecom Italia SpA	387,741	190,760
Terna - Rete Elettrica Nazionale	47,449	383,845
UniCredit SpA	71,677	1,101,771
		12,309,040
Japan - 14.4%
Advantest Corp.	6,700	634,485
Aeon Company, Ltd.	22,700	534,953
AGC, Inc.	6,500	310,525
Aisin Corp.	6,200	237,879
Ajinomoto Company, Inc.	16,300	496,207
ANA Holdings, Inc. (A)	4,100	85,710
Asahi Group Holdings, Ltd.	15,100	587,825
Asahi Intecc Company, Ltd.	7,000	150,385
Asahi Kasei Corp.	43,300	407,901
Astellas Pharma, Inc.	62,400	1,015,593
Azbil Corp.	4,200	191,556
Bandai Namco Holdings, Inc.	6,899	539,422
Benefit One, Inc.	2,700	116,004
Bridgestone Corp.	18,700	802,841
Brother Industries, Ltd.	8,700	167,688
Canon, Inc. (B)	33,800	824,506
Capcom Company, Ltd.	6,000	141,308
Central Japan Railway Company	4,800	638,746
Chubu Electric Power Company, Inc.	22,000	232,375
Chugai Pharmaceutical Company, Ltd.	22,500	733,411
Concordia Financial Group, Ltd.	39,100	141,994
Cosmos Pharmaceutical Corp.	800	117,610
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
CyberAgent, Inc.	14,400	$240,046
Dai Nippon Printing Company, Ltd.	8,400	211,401
Daifuku Company, Ltd.	3,500	286,212
Dai-ichi Life Holdings, Inc.	37,400	754,357
Daiichi Sankyo Company, Ltd.	57,500	1,463,457
Daikin Industries, Ltd.	8,400	1,902,762
Daito Trust Construction Company, Ltd.	2,300	263,858
Daiwa House Industry Company, Ltd.	19,700	566,160
Daiwa House REIT Investment Corp.	78	236,292
Daiwa Securities Group, Inc.	54,400	306,979
Denso Corp.	15,000	1,243,063
Dentsu Group, Inc.	7,500	266,949
Disco Corp.	1,000	305,653
East Japan Railway Company	10,400	639,345
Eisai Company, Ltd.	8,800	499,557
ENEOS Holdings, Inc.	109,211	407,992
FANUC Corp.	6,500	1,381,653
Fast Retailing Company, Ltd.	2,000	1,136,889
Fuji Electric Company, Ltd.	4,600	251,289
FUJIFILM Holdings Corp.	12,500	926,679
Fujitsu, Ltd.	6,800	1,168,421
GLP J-REIT	127	219,522
GMO Payment Gateway, Inc.	1,500	186,790
Hakuhodo DY Holdings, Inc.	9,300	154,752
Hamamatsu Photonics KK	4,800	306,575
Hankyu Hanshin Holdings, Inc.	8,400	238,718
Hikari Tsushin, Inc.	800	123,206
Hino Motors, Ltd.	10,000	82,460
Hirose Electric Company, Ltd.	1,223	205,537
Hitachi Construction Machinery Company, Ltd.	4,100	118,469
Hitachi Metals, Ltd. (A)	7,400	137,115
Hitachi, Ltd.	32,700	1,771,468
Honda Motor Company, Ltd.	55,100	1,567,636
Hoshizaki Corp.	1,900	142,952
Hoya Corp.	12,700	1,884,576
Hulic Company, Ltd.	10,700	101,752
Ibiden Company, Ltd.	3,600	213,788
Idemitsu Kosan Company, Ltd.	7,206	183,895
Iida Group Holdings Company, Ltd.	5,000	116,287
Inpex Corp.	36,700	319,129
Isuzu Motors, Ltd.	19,000	236,483
Ito En, Ltd.	1,900	99,830
ITOCHU Corp.	39,200	1,199,281
Itochu Techno-Solutions Corp.	3,400	109,370
Japan Airlines Company, Ltd. (A)	4,000	75,933
Japan Exchange Group, Inc.	18,100	396,560
Japan Metropolitan Fund Investment Corp.	259	223,128
Japan Post Bank Company, Ltd.	14,000	128,333
Japan Post Holdings Company, Ltd. (A)	81,500	634,908
Japan Post Insurance Company, Ltd.	8,300	133,330
Japan Real Estate Investment Corp.	47	266,802
Japan Tobacco, Inc.	40,500	817,774
JFE Holdings, Inc.	18,300	233,472
JSR Corp.	6,500	247,023
Kajima Corp.	16,500	189,627
Kakaku.com, Inc.	5,000	133,666
Kansai Paint Company, Ltd.	5,900	128,301
Kao Corp.	16,300	853,702
KDDI Corp.	54,500	1,593,783
Keio Corp.	3,700	163,252
Keisei Electric Railway Company, Ltd.	4,800	129,852
Keyence Corp.	6,596	4,147,289
Kikkoman Corp.	5,200	437,897

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kintetsu Group Holdings Company, Ltd. (A)	6,200	$173,319
Kirin Holdings Company, Ltd.	27,800	447,771
Kobayashi Pharmaceutical Company, Ltd.	1,800	141,584
Kobe Bussan Company, Ltd.	4,200	162,613
Koei Tecmo Holdings Company, Ltd.	1,950	76,566
Koito Manufacturing Company, Ltd.	3,500	185,374
Komatsu, Ltd.	29,300	685,210
Konami Holdings Corp.	3,100	148,799
Kose Corp.	1,200	136,130
Kubota Corp.	35,000	778,262
Kurita Water Industries, Ltd.	3,500	165,930
Kyocera Corp.	10,800	675,281
Kyowa Kirin Company, Ltd.	9,473	258,288
Lasertec Corp.	2,600	796,384
Lawson, Inc.	1,900	90,154
Lion Corp.	8,000	106,944
Lixil Corp.	9,000	240,093
M3, Inc.	14,900	751,279
Makita Corp.	7,800	331,108
Marubeni Corp.	57,400	559,248
Mazda Motor Corp. (A)	20,300	155,760
McDonald's Holdings Company Japan, Ltd. (B)	2,600	115,066
Medipal Holdings Corp.	6,090	114,157
MEIJI Holdings Company, Ltd.	4,100	244,744
Mercari, Inc. (A)	3,000	152,632
MINEBEA MITSUMI, Inc.	12,500	355,170
MISUMI Group, Inc.	9,800	402,603
Mitsubishi Chemical Holdings Corp.	46,900	347,875
Mitsubishi Corp.	44,800	1,422,539
Mitsubishi Electric Corp.	63,000	799,661
Mitsubishi Estate Company, Ltd.	41,300	572,934
Mitsubishi Gas Chemical Company, Inc.	5,814	98,556
Mitsubishi HC Capital, Inc.	17,600	87,077
Mitsubishi Heavy Industries, Ltd.	11,700	270,509
Mitsubishi UFJ Financial Group, Inc.	412,200	2,243,307
Mitsui & Company, Ltd.	54,700	1,296,274
Mitsui Chemicals, Inc.	6,800	182,786
Mitsui Fudosan Company, Ltd.	31,400	622,372
Miura Company, Ltd.	3,100	106,719
Mizuho Financial Group, Inc.	83,210	1,056,872
MonotaRO Company, Ltd.	9,000	161,874
MS&AD Insurance Group Holdings, Inc.	15,500	477,281
Murata Manufacturing Company, Ltd.	19,400	1,547,392
NEC Corp.	8,800	406,909
Nexon Company, Ltd.	16,800	324,849
NGK Insulators, Ltd.	9,000	152,325
Nidec Corp.	15,100	1,786,246
Nihon M&A Center Holdings, Inc.	10,400	255,103
Nintendo Company, Ltd.	3,800	1,777,858
Nippon Building Fund, Inc.	48	279,583
Nippon Express Company, Ltd.	2,500	149,612
Nippon Paint Holdings Company, Ltd.	24,500	267,559
Nippon Prologis REIT, Inc.	66	233,293
Nippon Sanso Holdings Corp.	4,600	100,614
Nippon Shinyaku Company, Ltd.	1,700	118,380
Nippon Steel Corp.	27,900	455,776
Nippon Telegraph & Telephone Corp.	43,200	1,181,445
Nippon Yusen KK	5,500	419,391
Nissan Chemical Corp.	4,600	267,536
Nissan Motor Company, Ltd. (A)	77,800	374,727
Nisshin Seifun Group, Inc.	7,400	106,755
Nissin Foods Holdings Company, Ltd.	2,200	160,563
Nitori Holdings Company, Ltd.	2,800	418,800
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nitto Denko Corp.	5,400	$417,163
Nomura Holdings, Inc.	109,800	478,250
Nomura Real Estate Holdings, Inc.	4,500	103,689
Nomura Real Estate Master Fund, Inc.	151	212,508
Nomura Research Institute, Ltd.	11,146	476,500
NTT Data Corp.	22,500	482,652
Obayashi Corp.	22,500	174,135
Obic Company, Ltd.	2,200	411,728
Odakyu Electric Railway Company, Ltd.	10,900	202,647
Oji Holdings Corp.	30,000	145,352
Olympus Corp.	39,100	900,365
Omron Corp.	6,200	617,814
Ono Pharmaceutical Company, Ltd.	12,500	310,692
Open House Company, Ltd.	2,700	141,093
Oracle Corp. Japan	1,500	113,960
Oriental Land Company, Ltd.	6,900	1,163,527
ORIX Corp.	40,600	828,572
Orix JREIT, Inc.	97	151,635
Osaka Gas Company, Ltd.	13,800	228,242
Otsuka Corp.	3,800	181,194
Otsuka Holdings Company, Ltd.	13,600	494,781
Pan Pacific International Holdings Corp.	15,000	206,758
Panasonic Corp.	74,000	813,467
Persol Holdings Company, Ltd.	6,200	180,254
Pola Orbis Holdings, Inc.	3,200	53,331
Rakuten Group, Inc.	29,700	297,988
Recruit Holdings Company, Ltd.	46,000	2,799,363
Renesas Electronics Corp. (A)	41,700	517,943
Resona Holdings, Inc.	78,000	303,122
Ricoh Company, Ltd.	24,000	223,707
Rinnai Corp.	1,200	108,295
Rohm Company, Ltd.	3,000	272,908
Ryohin Keikaku Company, Ltd.	9,000	137,232
Santen Pharmaceutical Company, Ltd.	12,500	152,609
SBI Holdings, Inc.	8,213	224,014
SCSK Corp.	5,400	107,472
Secom Company, Ltd.	7,300	507,250
Seiko Epson Corp.	9,600	172,900
Sekisui Chemical Company, Ltd.	13,400	224,104
Sekisui House, Ltd.	21,400	460,437
Seven & i Holdings Company, Ltd.	26,000	1,143,689
SG Holdings Company, Ltd.	10,200	239,174
Sharp Corp.	7,400	84,986
Shimadzu Corp.	8,000	337,904
Shimano, Inc.	2,600	692,430
Shimizu Corp.	21,600	133,927
Shin-Etsu Chemical Company, Ltd.	11,900	2,065,547
Shionogi & Company, Ltd.	9,200	647,187
Shiseido Company, Ltd.	13,500	753,118
SMC Corp.	1,900	1,284,130
SoftBank Corp.	97,600	1,232,744
SoftBank Group Corp.	41,400	1,984,723
Sohgo Security Services Company, Ltd.	2,900	115,234
Sompo Holdings, Inc.	11,600	489,215
Sony Group Corp.	42,500	5,366,826
Square Enix Holdings Company, Ltd.	3,400	174,418
Stanley Electric Company, Ltd.	5,300	133,068
Subaru Corp.	21,200	378,798
SUMCO Corp.	8,200	166,975
Sumitomo Chemical Company, Ltd.	56,000	264,085
Sumitomo Corp.	41,300	611,215
Sumitomo Dainippon Pharma Company, Ltd.	5,300	61,148
Sumitomo Electric Industries, Ltd.	26,200	341,936
Sumitomo Metal Mining Company, Ltd.	7,800	295,421

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	44,100	$1,505,896
Sumitomo Mitsui Trust Holdings, Inc.	11,000	367,822
Sumitomo Realty & Development Company, Ltd.	10,700	315,445
Suntory Beverage & Food, Ltd.	5,000	181,065
Suzuki Motor Corp.	12,800	493,604
Sysmex Corp.	5,800	782,893
T&D Holdings, Inc.	19,900	254,238
Taisei Corp.	6,600	200,707
Taisho Pharmaceutical Holdings Company, Ltd.	1,200	55,392
Takeda Pharmaceutical Company, Ltd.	52,876	1,443,954
TDK Corp.	13,500	526,849
Terumo Corp.	22,300	941,965
The Chiba Bank, Ltd.	21,600	123,563
The Kansai Electric Power Company, Inc.	24,300	227,132
The Shizuoka Bank, Ltd.	17,000	121,363
TIS, Inc.	7,800	231,941
Tobu Railway Company, Ltd.	6,800	155,176
Toho Company, Ltd.	4,067	174,036
Tokio Marine Holdings, Inc.	21,200	1,180,196
Tokyo Century Corp.	1,500	72,815
Tokyo Electric Power Company Holdings, Inc. (A)	50,400	130,295
Tokyo Electron, Ltd.	5,000	2,877,864
Tokyo Gas Company, Ltd.	13,900	249,510
Tokyu Corp.	17,900	237,957
Toppan, Inc.	10,300	193,287
Toray Industries, Inc.	50,800	300,972
Toshiba Corp.	13,400	551,389
Tosoh Corp.	9,300	138,166
TOTO, Ltd.	4,800	221,460
Toyo Suisan Kaisha, Ltd.	3,100	131,435
Toyota Industries Corp.	5,200	415,964
Toyota Motor Corp.	357,400	6,605,679
Toyota Tsusho Corp.	7,900	364,164
Trend Micro, Inc.	4,600	255,374
Tsuruha Holdings, Inc.	1,300	124,824
Unicharm Corp.	14,000	609,101
USS Company, Ltd.	7,770	121,396
Welcia Holdings Company, Ltd.	3,400	106,192
West Japan Railway Company	6,000	250,937
Yakult Honsha Company, Ltd.	4,243	221,354
Yamaha Corp.	4,700	231,877
Yamaha Motor Company, Ltd.	10,100	242,593
Yamato Holdings Company, Ltd.	11,000	258,407
Yaskawa Electric Corp.	8,300	407,245
Yokogawa Electric Corp.	7,886	142,338
Z Holdings Corp.	88,900	512,952
ZOZO, Inc.	4,800	149,665
		133,609,982
Jordan - 0.0%
Hikma Pharmaceuticals PLC	5,739	172,348
Luxembourg - 0.2%
ArcelorMittal SA	24,275	778,709
Aroundtown SA	37,519	226,328
Eurofins Scientific SE	4,300	532,733
Reinet Investments SCA	5,229	94,075
Tenaris SA	16,418	171,355
		1,803,200
Macau - 0.0%
Sands China, Ltd. (A)	81,200	188,449
Malaysia - 0.4%
AMMB Holdings BHD (A)	59,087	44,937
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Axiata Group BHD	101,690	$101,522
CIMB Group Holdings BHD	195,331	255,507
Dialog Group BHD	166,000	104,362
DiGi.Com BHD	110,800	115,985
Genting BHD	72,900	81,658
Genting Malaysia BHD	105,700	73,017
HAP Seng Consolidated BHD	30,200	55,882
Hartalega Holdings BHD	60,200	82,826
Hong Leong Bank BHD	23,269	103,950
Hong Leong Financial Group BHD	6,104	25,389
IHH Healthcare BHD	108,100	190,617
Inari Amertron BHD	98,100	93,973
IOI Corp. BHD	114,466	102,414
Kuala Lumpur Kepong BHD	17,415	91,080
Malayan Banking BHD	127,999	254,958
Malaysia Airports Holdings BHD (A)	34,427	49,412
Maxis BHD	67,200	78,218
MISC BHD	26,280	44,430
Nestle Malaysia BHD	2,800	90,178
Petronas Chemicals Group BHD	99,800	213,685
Petronas Dagangan BHD	12,200	60,285
Petronas Gas BHD	21,200	91,560
PPB Group BHD	21,240	87,238
Press Metal Aluminium Holdings BHD	120,800	167,548
Public Bank BHD	486,890	485,948
QL Resources BHD	54,400	59,695
RHB Bank BHD	30,283	39,005
Sime Darby BHD	108,224	60,313
Sime Darby Plantation BHD	108,786	98,136
Telekom Malaysia BHD	42,705	56,336
Tenaga Nasional BHD	101,250	226,961
Top Glove Corp. BHD	164,400	102,201
		3,789,226
Mexico - 0.6%
Alfa SAB de CV, Class A	98,000	71,937
America Movil SAB de CV, Series L	1,136,332	1,203,178
Arca Continental SAB de CV	16,000	101,600
Cemex SAB de CV, Series CPO (A)	521,849	356,556
Coca-Cola Femsa SAB de CV	15,212	83,588
Fibra Uno Administracion SA de CV	90,200	95,418
Fomento Economico Mexicano SAB de CV	65,020	506,461
Gruma SAB de CV, Class B	7,685	98,219
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	9,700	133,963
Grupo Aeroportuario del Sureste SAB de CV, B Shares	5,780	119,162
Grupo Bimbo SAB de CV, Series A	53,084	163,565
Grupo Carso SAB de CV, Series A1	9,477	30,275
Grupo Financiero Banorte SAB de CV, Series O	86,662	563,638
Grupo Financiero Inbursa SAB de CV, Series O (A)	77,038	92,443
Grupo Mexico SAB de CV, Series B	104,066	453,661
Grupo Televisa SAB, Series CPO	80,326	150,684
Industrias Penoles SAB de CV	4,883	56,288
Kimberly-Clark de Mexico SAB de CV, Class A	43,778	66,515
Orbia Advance Corp. SAB de CV	37,631	96,046
Promotora y Operadora de Infraestructura SAB de CV	5,800	45,254
Wal-Mart de Mexico SAB de CV	174,988	651,392
		5,139,843
Netherlands - 4.0%
ABN AMRO Bank NV (C)	16,073	236,268

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Adyen NV (A)(C)	655	$1,719,374
Aegon NV	77,899	387,279
Akzo Nobel NV	6,657	731,370
Argenx SE (A)	1,553	552,259
ASM International NV	1,660	732,752
ASML Holding NV	13,749	11,013,219
Euronext NV (C)	2,850	296,297
EXOR NV	3,992	357,354
Heineken Holding NV	4,217	388,828
Heineken NV	9,090	1,022,985
IMCD NV	1,896	419,022
ING Groep NV	132,675	1,844,579
JDE Peet's NV	3,077	95,239
Just Eat Takeaway.com NV (A)(C)	5,955	323,540
Koninklijke Ahold Delhaize NV	34,784	1,193,659
Koninklijke DSM NV	6,229	1,402,809
Koninklijke KPN NV	126,323	391,680
Koninklijke Philips NV	31,501	1,165,902
NN Group NV (B)	8,988	486,073
Prosus NV (A)	31,112	2,576,850
QIAGEN NV (A)	8,350	463,012
Randstad NV	4,395	299,814
Royal Dutch Shell PLC, A Shares	138,310	3,030,974
Royal Dutch Shell PLC, B Shares	124,526	2,734,158
Stellantis NV	37,161	701,546
Stellantis NV (Euronext Paris Exchange)	34,423	653,080
Universal Music Group NV	23,492	663,908
Wolters Kluwer NV	9,296	1,094,147
		36,977,977
New Zealand - 0.2%
Auckland International Airport, Ltd. (A)	36,599	192,651
Fisher & Paykel Healthcare Corp., Ltd.	19,921	446,301
Mercury NZ, Ltd.	22,971	96,235
Meridian Energy, Ltd.	44,474	147,621
Ryman Healthcare, Ltd.	12,940	108,506
Spark New Zealand, Ltd.	67,539	208,863
Xero, Ltd. (A)	4,384	448,742
		1,648,919
Norway - 0.4%
Adevinta ASA (A)	8,335	110,723
Aker BP ASA	4,193	128,929
DNB Bank ASA	30,942	707,759
Equinor ASA	35,722	945,894
Gjensidige Forsikring ASA	6,934	168,225
Mowi ASA	14,928	353,297
Norsk Hydro ASA	48,185	379,148
Orkla ASA	29,206	292,748
Schibsted ASA, B Shares	3,512	118,133
Schibsted ASA, Class A	2,550	98,314
Telenor ASA	26,898	422,811
Yara International ASA	6,981	351,969
		4,077,950
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	8,064	59,028
Credicorp, Ltd.	2,434	297,118
Southern Copper Corp.	2,874	177,355
		533,501
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	85,070	90,775
Ayala Corp.	8,920	145,404
Ayala Land, Inc.	253,800	182,634
Bank of the Philippine Islands	34,118	61,647
BDO Unibank, Inc.	77,140	182,558
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Globe Telecom, Inc.	970	$63,234
GT Capital Holdings, Inc.	3,464	36,675
International Container Terminal Services, Inc.	33,760	132,335
JG Summit Holdings, Inc.	89,355	92,751
Jollibee Foods Corp.	18,900	80,204
Manila Electric Company	8,090	46,814
Metro Pacific Investments Corp.	509,100	38,934
Metropolitan Bank & Trust Company	65,642	71,687
PLDT, Inc.	3,730	132,530
SM Investments Corp.	8,302	153,541
SM Prime Holdings, Inc.	311,044	206,762
Universal Robina Corp.	30,280	76,032
		1,794,517
Poland - 0.2%
Allegro.eu SA (A)(C)	13,472	129,690
Bank Polska Kasa Opieki SA	5,522	166,674
CD Projekt SA	2,349	111,724
Cyfrowy Polsat SA	6,360	54,527
Dino Polska SA (A)(C)	1,719	156,292
InPost SA (A)	6,603	79,293
KGHM Polska Miedz SA	5,681	197,194
LPP SA	42	178,539
Orange Polska SA (A)	26,179	54,862
PGE Polska Grupa Energetyczna SA (A)	26,654	53,186
Polski Koncern Naftowy ORLEN SA	11,432	210,714
Polskie Gornictwo Naftowe i Gazownictwo SA	62,946	98,441
Powszechna Kasa Oszczednosci Bank Polski SA (A)	32,873	364,618
Powszechny Zaklad Ubezpieczen SA	23,000	200,846
Santander Bank Polska SA	1,219	104,680
		2,161,280
Portugal - 0.1%
EDP - Energias de Portugal SA	91,820	504,395
Galp Energia SGPS SA	18,673	181,187
Jeronimo Martins SGPS SA	7,332	167,651
		853,233
Romania - 0.0%
NEPI Rockcastle PLC	15,018	99,687
Russia - 0.9%
Gazprom PJSC, ADR	251,662	2,312,774
Gazprom PJSC, ADR (London Stock Exchange)	3,680	33,982
LUKOIL PJSC, ADR	23,756	2,133,289
MMC Norilsk Nickel PJSC, ADR	39,185	1,201,804
Mobile TeleSystems PJSC, ADR	20,264	161,099
Novatek PJSC, GDR	3,057	714,742
Rosneft Oil Company PJSC, GDR	30,000	241,279
Rosneft Oil Company PJSC, GDR (London Stock Exchange)	9,131	73,437
Sberbank of Russia PJSC, ADR	40,000	630,000
Sberbank of Russia PJSC, ADR (London Stock Exchange)	34,900	548,498
Severstal PAO, GDR	4,250	91,672
Surgutneftegas PJSC, ADR	22,274	117,161
Surgutneftegas PJSC, ADR (London Stock Exchange)	23,070	123,386
Tatneft PJSC, ADR	7,986	311,454
VTB Bank PJSC, GDR	50,760	64,034
		8,758,611
Saudi Arabia - 0.9%
Advanced Petrochemical Company	3,771	70,623

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Al Rajhi Bank	43,550	$1,642,370
Alinma Bank	34,699	221,046
Almarai Company JSC	8,852	115,073
Arab National Bank	21,244	129,380
Bank AlBilad (A)	13,065	161,025
Bank Al-Jazira	14,284	73,278
Banque Saudi Fransi	19,205	241,284
Bupa Arabia for Cooperative Insurance Company	981	34,309
Dar Al Arkan Real Estate Development Company (A)	18,814	50,365
Emaar Economic City (A)	13,598	43,250
Etihad Etisalat Company	13,413	111,254
Jarir Marketing Company	2,090	109,369
National Industrialization Company (A)	11,652	61,694
Rabigh Refining & Petrochemical Company (A)	7,786	42,775
Riyad Bank	42,488	306,514
SABIC Agri-Nutrients Company	5,901	277,018
Sahara International Petrochemical Company	12,775	142,374
Saudi Arabian Mining Company (A)	15,250	318,264
Saudi Arabian Oil Company (C)	76,487	729,014
Saudi Basic Industries Corp.	26,663	822,271
Saudi Cement Company	2,665	38,859
Saudi Electricity Company	29,505	188,185
Saudi Industrial Investment Group	7,839	64,926
Saudi Kayan Petrochemical Company (A)	26,130	118,047
Saudi Telecom Company	20,888	624,787
The Company for Cooperative Insurance	2,178	44,826
The Saudi British Bank	25,464	223,330
The Saudi National Bank	68,407	1,172,686
The Savola Group	9,302	79,181
Yanbu National Petrochemical Company	7,999	146,046
		8,403,423
Singapore - 0.8%
Ascendas Real Estate Investment Trust	117,802	258,102
BOC Aviation, Ltd. (C)	7,400	54,217
CapitaLand Integrated Commercial Trust	164,531	248,931
CapitaLand Investment, Ltd. (A)	93,902	237,424
City Developments, Ltd.	16,600	83,986
DBS Group Holdings, Ltd.	61,754	1,495,618
Genting Singapore, Ltd.	226,200	130,112
JOYY, Inc., ADR	2,000	90,860
Keppel Corp., Ltd.	55,069	209,428
Mapletree Commercial Trust	74,500	111,431
Mapletree Logistics Trust	97,850	138,001
Oversea-Chinese Banking Corp., Ltd.	113,002	956,420
Sea, Ltd., ADR (A)	4,600	1,029,066
Singapore Airlines, Ltd. (A)	57,850	214,493
Singapore Exchange, Ltd.	28,000	193,283
Singapore Technologies Engineering, Ltd.	54,000	150,699
Singapore Telecommunications, Ltd.	294,940	507,734
United Overseas Bank, Ltd.	40,908	817,003
UOL Group, Ltd.	20,239	106,534
Venture Corp., Ltd.	9,700	131,812
Wilmar International, Ltd.	72,000	221,585
		7,386,739
South Africa - 0.9%
Absa Group, Ltd.	25,092	240,144
African Rainbow Minerals, Ltd.	5,157	74,765
Anglo American Platinum, Ltd.	1,548	176,560
AngloGold Ashanti, Ltd.	14,430	303,832
Aspen Pharmacare Holdings, Ltd.	13,036	183,420
Bid Corp., Ltd.	11,078	226,977
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Capitec Bank Holdings, Ltd.	2,672	$341,912
Clicks Group, Ltd.	8,355	165,530
Discovery, Ltd. (A)	13,271	119,651
Exxaro Resources, Ltd.	8,997	86,302
FirstRand, Ltd.	160,204	611,200
Gold Fields, Ltd.	29,492	326,306
Growthpoint Properties, Ltd.	109,582	105,786
Harmony Gold Mining Company, Ltd.	18,873	79,154
Impala Platinum Holdings, Ltd.	26,847	378,724
Kumba Iron Ore, Ltd.	2,164	62,408
Mr. Price Group, Ltd.	8,969	112,487
MTN Group, Ltd. (A)	59,164	634,176
MultiChoice Group	15,717	120,480
Naspers, Ltd., N Shares	7,259	1,126,678
Nedbank Group, Ltd.	15,440	169,601
Northam Platinum Holdings, Ltd. (A)	11,870	156,413
Old Mutual, Ltd. (B)	182,601	150,824
Rand Merchant Investment Holdings, Ltd.	25,734	73,066
Remgro, Ltd.	17,781	146,520
Sanlam, Ltd.	59,860	223,080
Sasol, Ltd. (A)	19,396	317,562
Shoprite Holdings, Ltd.	16,492	216,121
Sibanye Stillwater, Ltd.	101,051	314,200
Standard Bank Group, Ltd.	43,543	382,542
The Bidvest Group, Ltd.	9,718	115,406
The SPAR Group, Ltd.	5,706	59,884
Tiger Brands, Ltd.	5,421	61,563
Vodacom Group, Ltd.	19,298	162,893
Woolworths Holdings, Ltd.	33,746	109,737
		8,135,904
South Korea - 3.3%
Alteogen, Inc. (A)	591	37,584
Amorepacific Corp. (A)	975	136,827
AMOREPACIFIC Group (A)	770	28,691
BGF retail Company, Ltd. (A)	90	10,997
Celltrion Healthcare Company, Ltd.	3,174	213,850
Celltrion Pharm, Inc. (A)	570	59,539
Celltrion, Inc.	3,173	528,241
Cheil Worldwide, Inc. (A)	1,346	25,828
CJ CheilJedang Corp. (A)	210	68,412
CJ Corp. (A)	456	31,954
CJ ENM Company, Ltd. (A)	178	20,751
CJ Logistics Corp. (A)	312	33,042
Coway Company, Ltd. (A)	1,211	75,871
DB Insurance Company, Ltd. (A)	1,122	50,942
Doosan Bobcat, Inc. (A)	1,103	37,748
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,256	175,598
Douzone Bizon Company, Ltd. (A)	955	58,572
Ecopro BM Company, Ltd.	437	183,604
E-MART, Inc.	496	62,879
F&F Company, Ltd. (A)	115	91,302
Green Cross Corp. (A)	274	50,147
GS Engineering & Construction Corp. (A)	1,468	48,817
GS Holdings Corp. (A)	1,749	57,446
Hana Financial Group, Inc.	9,428	333,083
Hankook Tire & Technology Company, Ltd. (A)	1,937	64,710
Hanmi Pharm Company, Ltd. (A)	148	34,310
Hanon Systems	4,656	52,651
Hanwha Solutions Corp. (A)	3,439	102,568
HLB, Inc. (A)	2,702	79,056
HMM Company, Ltd. (A)	8,540	193,180
Hotel Shilla Company, Ltd. (A)	1,060	69,472
HYBE Company, Ltd. (A)	560	164,025

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hyundai Engineering & Construction Company, Ltd. (A)	2,649	$98,842
Hyundai Glovis Company, Ltd. (A)	539	76,008
Hyundai Heavy Industries Holdings Company, Ltd.	1,555	70,177
Hyundai Mobis Company, Ltd.	2,223	475,182
Hyundai Motor Company	4,857	852,547
Hyundai Steel Company (A)	2,875	99,010
Iljin Materials Company, Ltd. (A)	767	86,844
Industrial Bank of Korea	5,941	51,394
Kakao Corp.	10,321	974,636
Kakao Games Corp. (A)	994	75,962
KakaoBank Corp. (A)	2,156	106,584
Kangwon Land, Inc. (A)	3,612	72,961
KB Financial Group, Inc.	12,769	590,494
KB Financial Group, Inc., ADR	430	19,849
Kia Corp. (A)	8,435	582,126
Korea Aerospace Industries, Ltd. (A)	1,710	46,592
Korea Electric Power Corp.	6,370	118,276
Korea Electric Power Corp., ADR	4,277	39,092
Korea Investment Holdings Company, Ltd. (A)	1,170	79,268
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	1,127	89,584
Korea Zinc Company, Ltd. (A)	225	96,811
Korean Air Lines Company, Ltd. (A)	6,728	165,679
Krafton, Inc. (A)	733	283,300
KT&G Corp.	3,571	237,250
Kumho Petrochemical Company, Ltd. (A)	614	85,594
L&F Company, Ltd.	748	139,188
LG Chem, Ltd. (A)	1,500	775,443
LG Corp. (A)	2,922	198,893
LG Display Company, Ltd. (A)	5,471	112,800
LG Display Company, Ltd., ADR (A)	2,417	24,412
LG Electronics, Inc.	3,460	400,601
LG Household & Health Care, Ltd. (A)	295	272,275
LG Innotek Company, Ltd. (A)	344	105,167
LG Uplus Corp.	9,062	103,401
Lotte Chemical Corp. (A)	562	102,520
Lotte Shopping Company, Ltd. (A)	366	26,818
Meritz Securities Company, Ltd. (A)	3,655	15,825
Mirae Asset Securities Company, Ltd. (A)	7,084	51,463
NAVER Corp. (A)	4,029	1,278,891
NCSoft Corp. (A)	550	297,071
Netmarble Corp. (A)(C)	515	54,091
NH Investment & Securities Company, Ltd. (A)	3,944	41,424
Orion Corp. (A)	569	49,532
Pan Ocean Company, Ltd. (A)	9,148	41,606
Pearl Abyss Corp. (A)	1,020	118,538
POSCO	2,396	555,601
POSCO Chemical Company, Ltd. (A)	883	106,701
S-1 Corp. (A)	252	15,680
Samsung Biologics Company, Ltd. (A)(C)	550	417,619
Samsung C&T Corp. (A)	2,732	272,982
Samsung Electro-Mechanics Company, Ltd. (A)	1,863	308,981
Samsung Electronics Company, Ltd.	158,861	10,433,192
Samsung Engineering Company, Ltd. (A)	3,731	71,736
Samsung Fire & Marine Insurance Company, Ltd. (A)	895	152,039
Samsung Heavy Industries Company, Ltd. (A)	20,659	98,490
Samsung Life Insurance Company, Ltd. (A)	2,349	126,487
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung SDI Company, Ltd.	1,792	$985,550
Samsung SDS Company, Ltd. (A)	1,018	133,721
Samsung Securities Company, Ltd. (A)	1,475	55,614
Seegene, Inc.	947	48,445
Shin Poong Pharmaceutical Company, Ltd. (A)	983	26,339
Shinhan Financial Group Company, Ltd.	14,320	442,474
Shinhan Financial Group Company, Ltd., ADR	350	10,819
SK Biopharmaceuticals Company, Ltd. (A)	528	43,130
SK Bioscience Company, Ltd. (A)	763	144,373
SK Chemicals Company, Ltd. (A)	385	48,200
SK Hynix, Inc.	17,972	1,973,912
SK IE Technology Company, Ltd. (A)(C)	601	84,862
SK Innovation Company, Ltd. (A)	1,818	364,021
SK Square Company, Ltd. (A)	2,419	135,118
SK Telecom Company, Ltd.	3,741	181,799
SK, Inc.	1,160	244,550
SKC Company, Ltd. (A)	859	125,549
S-Oil Corp.	1,203	86,462
Woori Financial Group, Inc.	16,990	181,187
Yuhan Corp. (A)	1,296	67,691
		30,809,042
Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	11,166	297,697
Aena SME SA (A)(C)	2,276	358,433
Amadeus IT Group SA (A)	15,014	1,015,910
Banco Bilbao Vizcaya Argentaria SA	228,360	1,354,397
Banco Santander SA	580,136	1,926,674
Banco Santander SA (Mexican Stock Exchange)	22,856	71,575
CaixaBank SA	144,982	396,038
Cellnex Telecom SA (A)(C)	17,500	1,013,732
EDP Renovaveis SA	9,513	236,564
Enagas SA	7,812	181,483
Endesa SA	12,378	284,959
Ferrovial SA	16,976	530,901
Grifols SA	10,824	208,282
Iberdrola SA	195,460	2,314,240
Industria de Diseno Textil SA	37,975	1,224,694
Naturgy Energy Group SA	6,451	209,820
Red Electrica Corp. SA	15,612	337,600
Repsol SA	53,970	639,173
Siemens Gamesa Renewable Energy SA (A)	9,848	233,869
Telefonica SA	196,462	851,899
		13,687,940
Sweden - 2.4%
Alfa Laval AB	11,168	448,613
Assa Abloy AB, B Shares	34,362	1,047,387
Atlas Copco AB, A Shares	22,872	1,580,474
Atlas Copco AB, B Shares	13,493	792,582
Boliden AB	9,749	375,919
Electrolux AB, Series B	7,536	182,520
Embracer Group AB (A)	16,932	179,632
Epiroc AB, A Shares	23,037	582,509
Epiroc AB, B Shares	13,732	290,394
EQT AB	9,842	533,535
Essity AB, B Shares	21,531	702,445
Evolution AB (C)	5,501	777,517
Fastighets AB Balder, B Shares (A)	3,415	245,757
Getinge AB, B Shares	7,609	331,617
Hennes & Mauritz AB, B Shares	28,520	559,623
Hexagon AB, B Shares	67,634	1,071,360

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Husqvarna AB, B Shares	13,967	$223,317
Industrivarden AB, A Shares	4,452	141,459
Industrivarden AB, C Shares	6,375	199,733
Investment AB Latour, B Shares	5,154	209,399
Investor AB, A Shares	16,589	436,418
Investor AB, B Shares	62,172	1,560,101
Kinnevik AB, B Shares (A)	8,775	311,983
L.E. Lundbergforetagen AB, B Shares	2,546	142,641
Lifco AB, B Shares	7,754	231,601
Lundin Energy AB	6,210	222,211
Nibe Industrier AB, B Shares	49,615	749,680
Sagax AB, B Shares	5,357	180,196
Sandvik AB	38,708	1,078,929
Securitas AB, B Shares	10,739	147,731
Sinch AB (A)(C)	15,030	189,654
Skandinaviska Enskilda Banken AB, A Shares	57,777	802,150
Skanska AB, B Shares	11,367	293,736
SKF AB, B Shares	14,059	332,492
Svenska Cellulosa AB SCA, B Shares	21,092	374,263
Svenska Handelsbanken AB, A Shares	55,216	596,772
Swedbank AB, A Shares	31,626	635,551
Swedish Match AB	57,080	453,140
Tele2 AB, B Shares	17,728	252,902
Telefonaktiebolaget LM Ericsson, B Shares	99,473	1,094,505
Telia Company AB	82,751	323,636
Volvo AB, A Shares	6,647	155,922
Volvo AB, B Shares	48,024	1,110,627
		22,152,633
Switzerland - 6.9%
ABB, Ltd.	57,261	2,182,377
Adecco Group AG	6,058	308,700
Alcon, Inc.	17,103	1,508,577
Bachem Holding AG, Class B	206	161,308
Baloise Holding AG	1,882	307,167
Barry Callebaut AG	130	315,595
Chocoladefabriken Lindt & Spruengli AG	4	536,219
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	42	581,635
Cie Financiere Richemont SA, A Shares	17,877	2,671,447
Clariant AG (A)	8,258	171,542
Coca-Cola HBC AG (A)	8,067	279,322
Credit Suisse Group AG	84,422	818,524
EMS-Chemie Holding AG	321	358,743
Geberit AG	1,249	1,018,102
Givaudan SA	311	1,631,695
Glencore PLC (A)	331,742	1,690,314
Holcim, Ltd. (A)	10,906	554,669
Holcim, Ltd. (Euronext Paris Exchange) (A)	6,750	342,710
Julius Baer Group, Ltd.	8,601	575,169
Kuehne + Nagel International AG	2,065	665,048
Logitech International SA	5,725	480,257
Lonza Group AG	2,550	2,123,100
Nestle SA	93,637	13,073,347
Novartis AG	72,880	6,404,113
Partners Group Holding AG	749	1,236,456
Roche Holding AG	23,370	9,695,308
Roche Holding AG, Bearer Shares	1,064	476,227
Schindler Holding AG	806	215,394
Schindler Holding AG, Participation Certificates	1,582	424,656
SGS SA	203	676,741
Sika AG	4,781	1,987,067
Sonova Holding AG	1,846	721,411
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
STMicroelectronics NV	22,367	$1,099,894
Straumann Holding AG	344	727,420
Swiss Life Holding AG	1,026	626,862
Swiss Prime Site AG	3,037	298,136
Swiss Re AG	9,637	951,302
Swisscom AG	989	557,919
Temenos AG	2,330	321,170
The Swatch Group AG	2,395	140,028
The Swatch Group AG, Bearer Shares	1,191	362,702
UBS Group AG	116,998	2,100,032
VAT Group AG (C)	898	444,980
Vifor Pharma AG	1,821	323,497
Zurich Insurance Group AG	5,231	2,291,591
		64,438,473
Taiwan - 4.4%
Accton Technology Corp.	17,000	159,293
Acer, Inc.	58,018	63,706
Advantech Company, Ltd.	13,296	190,070
ASE Technology Holding Company, Ltd.	111,338	430,234
Asia Cement Corp.	72,863	116,496
ASMedia Technology, Inc.	1,000	65,576
Asustek Computer, Inc.	23,952	325,160
AU Optronics Corp.	273,827	226,362
Catcher Technology Company, Ltd.	22,184	125,410
Cathay Financial Holding Company, Ltd.	263,839	594,390
Chailease Holding Company, Ltd.	39,005	371,009
Chang Hwa Commercial Bank, Ltd.	114,855	70,535
Cheng Shin Rubber Industry Company, Ltd.	43,680	56,924
China Development Financial Holding Corp.	504,133	318,406
China Steel Corp.	363,388	463,707
Chunghwa Telecom Company, Ltd.	127,148	535,242
Compal Electronics, Inc.	139,764	122,182
CTBC Financial Holding Company, Ltd.	586,465	549,401
Delta Electronics, Inc.	64,866	643,612
E.Sun Financial Holding Company, Ltd.	341,799	346,433
Eclat Textile Company, Ltd.	6,259	142,619
eMemory Technology, Inc.	2,000	157,849
Evergreen Marine Corp. Taiwan, Ltd.	84,566	433,225
Far Eastern New Century Corp.	64,875	68,607
Far EasTone Telecommunications Company, Ltd.	45,159	105,352
Feng TAY Enterprise Company, Ltd.	14,520	121,369
First Financial Holding Company, Ltd.	346,987	306,927
Formosa Chemicals & Fibre Corp.	117,212	341,860
Formosa Petrochemical Corp.	39,720	137,343
Formosa Plastics Corp.	128,086	480,742
Foxconn Technology Company, Ltd.	15,513	36,328
Fubon Financial Holding Company, Ltd.	240,270	661,349
Giant Manufacturing Company, Ltd.	10,000	124,460
Globalwafers Company, Ltd.	7,000	224,253
Hiwin Technologies Corp.	8,552	94,646
Hon Hai Precision Industry Company, Ltd.	417,368	1,565,189
Hotai Motor Company, Ltd.	9,000	199,428
Hua Nan Financial Holdings Company, Ltd.	286,485	219,285
Innolux Corp.	275,841	194,923
Inventec Corp.	89,899	80,967
Largan Precision Company, Ltd.	3,143	279,619
Lite-On Technology Corp.	70,626	162,634
MediaTek, Inc.	50,340	2,160,066
Mega Financial Holding Company, Ltd.	363,134	466,362
Micro-Star International Company, Ltd.	23,000	133,215
momo.com, Inc.	2,000	117,092

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nan Ya Plastics Corp.	171,992	$529,864
Nan Ya Printed Circuit Board Corp.	8,000	164,787
Nanya Technology Corp.	37,000	104,215
Nien Made Enterprise Company, Ltd.	5,000	74,449
Novatek Microelectronics Corp.	19,361	375,958
Oneness Biotech Company, Ltd. (A)	8,000	83,159
Pegatron Corp.	66,989	167,144
Pou Chen Corp.	78,641	94,080
President Chain Store Corp.	19,496	192,505
Quanta Computer, Inc.	90,771	310,004
Realtek Semiconductor Corp.	14,999	313,379
Ruentex Development Company, Ltd.	38,400	88,353
Shin Kong Financial Holding Company, Ltd.	411,790	164,103
SinoPac Financial Holdings Company, Ltd.	338,762	197,563
Synnex Technology International Corp.	24,928	59,561
Taishin Financial Holding Company, Ltd.	341,572	233,676
Taiwan Cement Corp.	167,824	290,863
Taiwan Cooperative Financial Holding Company, Ltd.	296,127	272,091
Taiwan High Speed Rail Corp.	66,000	70,521
Taiwan Mobile Company, Ltd.	55,257	199,562
Taiwan Semiconductor Manufacturing Company, Ltd.	819,227	18,122,119
The Shanghai Commercial & Savings Bank, Ltd.	111,937	190,943
Unimicron Technology Corp.	40,000	332,879
Uni-President Enterprises Corp.	161,487	399,812
United Microelectronics Corp.	388,313	909,728
Vanguard International Semiconductor Corp.	31,000	176,583
Voltronic Power Technology Corp.	2,000	111,576
Wan Hai Lines, Ltd.	19,800	141,223
Win Semiconductors Corp.	11,000	148,427
Winbond Electronics Corp.	102,000	124,895
Wistron Corp.	92,598	97,449
Wiwynn Corp.	3,000	120,668
WPG Holdings, Ltd.	47,840	90,893
Ya Hsin Industrial Company, Ltd. (A)(E)	36,000	0
Yageo Corp.	12,584	217,573
Yang Ming Marine Transport Corp. (A)	52,000	226,175
Yuanta Financial Holding Company, Ltd.	324,837	296,717
Zhen Ding Technology Holding, Ltd.	19,000	68,836
		40,552,190
Thailand - 0.4%
Advanced Info Service PCL	48,400	332,940
Airports of Thailand PCL (A)	163,100	296,990
Bangkok Dusit Medical Services PCL, NVDR	387,300	266,387
Bangkok Expressway & Metro PCL, NVDR	354,600	89,721
Berli Jucker PCL, NVDR	21,300	19,750
BTS Group Holdings PCL, NVDR (B)	301,600	84,301
Bumrungrad Hospital PCL, NVDR	15,600	65,646
Central Pattana PCL, NVDR	64,400	108,886
Central Retail Corp. PCL	45,441	43,489
Charoen Pokphand Foods PCL	136,200	104,066
CP ALL PCL	184,600	325,804
CP ALL PCL, NVDR	12,300	21,708
Electricity Generating PCL	7,600	39,886
Electricity Generating PCL, NVDR	1,400	7,348
Energy Absolute PCL	56,900	163,307
Gulf Energy Development PCL, NVDR	79,150	108,408
Home Product Center PCL	204,400	88,674
Indorama Ventures PCL, NVDR	54,900	70,979
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Krung Thai Bank PCL	164,375	$64,799
Land & Houses PCL, NVDR	393,400	103,429
Minor International PCL, NVDR (A)	131,483	113,054
Muangthai Capital PCL, NVDR	11,300	19,826
PTT Exploration & Production PCL	60,147	212,044
PTT Global Chemical PCL	87,373	153,568
PTT PCL	391,000	443,720
PTT PCL, NVDR	10,500	11,916
Ratch Group PCL, NVDR	12,800	17,256
Thai Oil PCL	46,900	69,403
Thai Union Group PCL	95,900	56,005
The Siam Cement PCL	12,000	138,733
The Siam Cement PCL, NVDR	14,300	165,324
The Siam Commercial Bank PCL	23,348	88,623
True Corp. PCL	448,802	64,178
		3,960,168
Turkey - 0.1%
Akbank TAS	100,286	54,160
Aselsan Elektronik Sanayi Ve Ticaret AS	14,026	22,112
BIM Birlesik Magazalar AS	16,428	76,128
Eregli Demir ve Celik Fabrikalari TAS	49,091	104,438
Ford Otomotiv Sanayi AS	4,572	82,394
KOC Holding AS	25,423	54,459
Turkcell Iletisim Hizmetleri AS	38,572	53,668
Turkiye Garanti Bankasi AS	86,216	73,374
Turkiye Is Bankasi AS, Class C	60,572	32,809
Turkiye Petrol Rafinerileri AS (A)	4,998	58,366
		611,908
United Arab Emirates - 0.0%
NMC Health PLC (A)	4,471	89
United Kingdom - 8.1%
3i Group PLC	32,696	640,947
abrdn PLC	72,446	236,030
Admiral Group PLC	6,635	284,007
Anglo American PLC	42,988	1,768,188
Ashtead Group PLC	15,597	1,257,342
Associated British Foods PLC	11,826	323,723
AstraZeneca PLC	52,364	6,114,499
Auto Trader Group PLC (C)	37,238	372,933
AVEVA Group PLC	4,243	195,781
Aviva PLC	131,970	735,622
BAE Systems PLC	111,616	832,340
Barclays PLC	576,321	1,468,038
Barratt Developments PLC	33,805	343,271
BP PLC	683,369	3,061,911
British American Tobacco PLC	72,353	2,686,585
BT Group PLC	308,640	710,025
Bunzl PLC	11,691	456,711
Burberry Group PLC	13,598	335,628
CNH Industrial NV	37,712	729,131
Coca-Cola Europacific Partners PLC	6,887	385,274
Compass Group PLC (A)	59,219	1,333,235
Croda International PLC	4,632	634,450
Diageo PLC	78,828	4,309,993
Entain PLC (A)	19,428	444,058
Evraz PLC	18,017	147,303
Ferguson PLC	7,801	1,385,663
GlaxoSmithKline PLC	169,205	3,684,050
Halma PLC	13,950	604,855
Hargreaves Lansdown PLC	11,809	217,004
HSBC Holdings PLC	686,857	4,148,099
Imperial Brands PLC	31,799	696,867
Informa PLC (A)	49,866	349,140
InterContinental Hotels Group PLC (A)	6,064	392,031

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Intertek Group PLC	5,603	$427,437
J Sainsbury PLC	71,585	267,582
JD Sports Fashion PLC	85,615	252,436
Johnson Matthey PLC	7,531	209,271
Kingfisher PLC	70,070	322,303
Land Securities Group PLC	25,882	273,157
Legal & General Group PLC	200,480	809,595
Lloyds Banking Group PLC	2,378,433	1,544,532
London Stock Exchange Group PLC	10,980	1,032,888
M&G PLC	94,053	254,442
Melrose Industries PLC	146,910	319,497
Mondi PLC	13,861	343,806
Mondi PLC (Johannesburg Stock Exchange)	4,137	102,949
National Grid PLC	122,429	1,765,335
NatWest Group PLC	181,551	555,965
Next PLC	4,895	541,400
Ocado Group PLC (A)	16,158	367,615
Pearson PLC	25,020	207,559
Persimmon PLC	10,716	415,341
Phoenix Group Holdings PLC	19,903	176,181
Prudential PLC	87,981	1,521,439
Reckitt Benckiser Group PLC	23,897	2,057,135
RELX PLC	40,612	1,325,854
RELX PLC (Euronext Amsterdam Exchange)	24,692	801,743
Rentokil Initial PLC	67,951	537,882
Rio Tinto PLC	37,839	2,495,335
Rolls-Royce Holdings PLC (A)	275,192	459,332
Schroders PLC	4,962	239,502
Segro PLC	41,053	798,960
Severn Trent PLC	7,990	319,055
Smith & Nephew PLC	29,419	513,430
Smiths Group PLC	15,498	331,738
Spirax-Sarco Engineering PLC	2,625	571,278
SSE PLC	36,273	810,888
St. James's Place PLC	20,193	461,454
Standard Chartered PLC	93,128	566,290
Taylor Wimpey PLC	125,790	299,899
Tesco PLC	268,394	1,056,685
The Berkeley Group Holdings PLC	4,051	262,322
The British Land Company PLC	35,353	255,295
The Sage Group PLC	41,847	484,208
Unilever PLC	86,323	4,630,912
United Utilities Group PLC	26,873	396,522
Vodafone Group PLC	955,905	1,439,815
Whitbread PLC (A)	7,168	291,576
WPP PLC	42,535	647,710
		75,050,284
United States - 0.1%
Bausch Health Companies, Inc. (A)	9,900	273,454
Brookfield Renewable Corp., Class A	4,350	160,079
Parade Technologies, Ltd.	3,000	228,240
		661,773
TOTAL COMMON STOCKS (Cost $613,215,841)		$900,386,705
PREFERRED SECURITIES - 0.8%
Brazil - 0.3%
Alpargatas SA	8,500	56,293
Banco Bradesco SA	163,047	565,253
Banco BTG Pactual SA	4	4
Banco Inter SA (C)	1	2
Braskem SA, A Shares	8,200	86,661
Centrais Eletricas Brasileiras SA, B Shares	5,700	33,679
Cia Energetica de Minas Gerais	36,287	86,603
International Equity Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Brazil (continued)
Gerdau SA	36,200	$177,952
Itau Unibanco Holding SA	161,889	610,101
Itausa SA	155,109	248,082
Petroleo Brasileiro SA	165,151	838,992
		2,703,622
Germany - 0.3%
Bayerische Motoren Werke AG	2,090	173,316
Fuchs Petrolub SE	2,735	123,592
Henkel AG & Company KGaA	6,138	495,282
Porsche Automobil Holding SE	5,695	537,680
Sartorius AG	872	589,768
Volkswagen AG	6,259	1,257,327
		3,176,965
South Korea - 0.2%
Hyundai Motor Company	705	58,327
Hyundai Motor Company, 2nd Preferred	1,197	101,520
LG Chem, Ltd. (A)	162	39,089
LG Household & Health Care, Ltd. (A)	48	24,855
Samsung Electronics Company, Ltd.	27,037	1,616,425
		1,840,216
Taiwan - 0.0%
China Development Financial Holding Corp. (A)	60,206	20,869
TOTAL PREFERRED SECURITIES (Cost $6,920,618)		$7,741,672
RIGHTS - 0.0%
Doosan Heavy Industries & Construction Company, Ltd. (Expiration Date: 2-14-22; Strike Price: KRW 16,000.00) (A)	1,304	4,827
TOTAL RIGHTS (Cost $0)		$4,827
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	60,320	903
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	30,160	578
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	15,080	323
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	3,972	379
TOTAL WARRANTS (Cost $0)		$2,183
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.0100% (F)	13,483,146	13,483,146
John Hancock Collateral Trust, 0.1697% (F)(G)	296,791	2,968,797
TOTAL SHORT-TERM INVESTMENTS (Cost $16,452,031)		$16,451,943
Total Investments (International Equity Index Trust) (Cost $636,588,490) - 99.4%		$924,587,330
Other assets and liabilities, net - 0.6%		5,309,365
TOTAL NET ASSETS - 100.0%		$929,896,695
Currency Abbreviations
KRW	Korean Won
THB	Thai Bhat

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Equity Index Trust (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
International Equity Index Trust (continued)
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	28	Long	Mar 2022	$3,203,421	$3,249,260	$45,839
Mini MSCI Emerging Markets Index Futures	301	Long	Mar 2022	18,564,192	18,454,310	(109,882)
						$(64,043)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
International Small Company Trust
	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Australia - 6.5%
A2B Australia, Ltd. (A)	9,047	$8,758
Accent Group, Ltd.	24,907	44,437
Adairs, Ltd.	6,590	19,236
Adbri, Ltd.	19,036	39,096
Ainsworth Game Technology, Ltd. (A)	10,192	9,561
Alcidion Group, Ltd. (A)	43,339	8,693
Alkane Resources, Ltd. (A)	25,036	16,708
Alliance Aviation Services, Ltd. (A)	3,238	9,658
AMA Group, Ltd. (A)(B)	33,686	10,533
AMP, Ltd. (A)	139,043	102,202
Ansell, Ltd.	1,752	40,067
Appen, Ltd.	3,751	30,407
ARB Corp., Ltd.	3,816	145,831
Archer Materials, Ltd. (A)	10,038	8,219
Ardent Leisure Group, Ltd. (A)	39,016	38,347
AUB Group, Ltd.	4,241	79,572
Audinate Group, Ltd. (A)	1,532	9,871
Aurelia Metals, Ltd. (A)	85,331	25,533
Austal, Ltd.	23,155	32,843
Australian Agricultural Company, Ltd. (A)	28,065	30,197
Australian Finance Group, Ltd.	6,698	13,153
Australian Pharmaceutical Industries, Ltd.	26,584	33,460
Australian Strategic Materials, Ltd. (A)	2,300	17,850
Auswide Bank, Ltd.	646	3,154
Baby Bunting Group, Ltd.	3,113	12,725
Bapcor, Ltd.	15,610	79,568
Base Resources, Ltd.	32,069	7,811
Beach Energy, Ltd.	86,667	79,571
Bega Cheese, Ltd.	15,122	62,448
Bell Financial Group, Ltd.	10,635	14,429
Bellevue Gold, Ltd. (A)	32,369	19,963
Betmakers Technology Group, Ltd. (A)	14,102	8,213
Bigtincan Holdings, Ltd. (A)(B)	27,175	20,053
Blackmores, Ltd.	587	39,051
Bravura Solutions, Ltd.	17,804	31,953
Breville Group, Ltd.	4,635	106,894
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Brickworks, Ltd.	3,876	$68,170
BWX, Ltd.	8,729	27,675
Calix, Ltd. (A)	10,443	50,523
Capitol Health, Ltd.	41,735	11,856
Capricorn Metals, Ltd. (A)	13,300	32,930
Cardno, Ltd.	1,509	2,118
Carnarvon Energy, Ltd. (A)(B)	45,055	11,146
Cash Converters International, Ltd.	14,501	2,849
Cedar Woods Properties, Ltd.	2,694	10,652
Challenger, Ltd.	18,693	88,792
Champion Iron, Ltd. (A)(B)	13,921	55,221
City Chic Collective, Ltd. (A)(B)	9,410	37,616
Cleanaway Waste Management, Ltd.	44,499	101,296
Clinuvel Pharmaceuticals, Ltd.	2,335	46,141
Clover Corp., Ltd. (B)	8,155	10,170
Codan, Ltd.	5,320	36,082
Collins Foods, Ltd.	5,764	56,065
Cooper Energy, Ltd. (A)	98,256	20,016
Corporate Travel Management, Ltd. (A)	4,034	64,694
Costa Group Holdings, Ltd.	25,640	56,589
Credit Corp. Group, Ltd.	3,047	74,276
CSR, Ltd.	25,551	109,397
Data#3, Ltd.	9,073	38,791
De Grey Mining, Ltd. (A)	17,392	15,455
Decmil Group, Ltd. (A)	1,519	359
Deterra Royalties, Ltd.	16,722	52,369
Dicker Data, Ltd. (B)	2,793	30,146
Domain Holdings Australia, Ltd.	10,969	45,052
Downer EDI, Ltd.	27,173	118,036
Eagers Automotive, Ltd.	7,533	73,735
Eclipx Group, Ltd. (A)	16,681	26,837
Elders, Ltd.	8,609	76,878
Emeco Holdings, Ltd.	22,924	14,693
Emerald Resources NL (A)(B)	28,411	22,340
EML Payments, Ltd. (A)	16,327	38,352
Enero Group, Ltd.	3,952	11,506

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
EQT Holdings, Ltd.	740	$14,282
Estia Health, Ltd.	11,708	19,602
EVENT Hospitality and Entertainment, Ltd. (A)	4,397	47,358
FAR, Ltd. (A)(B)	3,139	879
Finbar Group, Ltd.	8,370	4,995
Fleetwood, Ltd.	8,058	14,552
Flight Centre Travel Group, Ltd. (A)(B)	4,755	61,014
Frontier Digital Ventures, Ltd. (A)	10,734	12,198
G8 Education, Ltd. (A)	51,376	41,511
Galan Lithium, Ltd. (A)	13,760	19,507
Genworth Mortgage Insurance Australia, Ltd.	18,245	30,811
Gold Road Resources, Ltd.	44,022	50,454
GrainCorp, Ltd., Class A	13,614	81,955
GUD Holdings, Ltd.	5,406	44,719
GWA Group, Ltd.	12,453	24,947
Hansen Technologies, Ltd.	11,735	45,674
Healius, Ltd.	23,643	90,582
HT&E, Ltd.	20,357	31,113
HUB24, Ltd.	3,277	67,499
Humm Group, Ltd. (A)(B)	26,650	17,455
Iluka Resources, Ltd.	16,722	123,273
Imdex, Ltd.	20,483	43,961
Infomedia, Ltd.	17,584	19,582
Inghams Group, Ltd. (B)	20,588	52,583
Insignia Financial, Ltd.	30,144	79,428
Integral Diagnostics, Ltd.	6,781	24,400
Integrated Research, Ltd. (A)	3,367	3,064
InvoCare, Ltd.	8,212	70,282
Ioneer, Ltd. (A)	61,614	35,877
IPH, Ltd.	9,953	63,551
IRESS, Ltd.	8,152	74,164
IVE Group, Ltd.	11,452	14,505
Johns Lyng Group, Ltd.	4,969	33,000
Jumbo Interactive, Ltd.	2,253	31,566
Jupiter Mines, Ltd.	116,266	19,465
Karoon Energy, Ltd. (A)	25,702	31,506
Kelsian Group, Ltd.	2,432	13,069
Kogan.com, Ltd. (B)	1,950	12,510
Lifestyle Communities, Ltd.	3,310	50,029
Link Administration Holdings, Ltd.	18,547	75,143
Lovisa Holdings, Ltd.	3,846	56,265
MA Financial Group, Ltd.	4,146	26,994
MACA, Ltd.	23,711	14,155
Macmahon Holdings, Ltd.	112,440	15,125
Macquarie Telecom Group, Ltd. (A)	223	11,887
Mayne Pharma Group, Ltd. (A)	99,135	21,335
McMillan Shakespeare, Ltd.	3,346	29,429
McPherson's, Ltd.	9,168	5,438
Medusa Mining, Ltd.	8,127	4,205
Megaport, Ltd. (A)	3,727	50,218
Mesoblast, Ltd. (A)(B)	11,677	11,846
Metals X, Ltd. (A)(B)	48,765	20,430
Metcash, Ltd.	51,856	169,617
Mincor Resources NL (A)	14,651	19,038
Monadelphous Group, Ltd. (B)	3,790	26,643
Monash IVF Group, Ltd.	21,798	16,736
Money3 Corp., Ltd.	8,682	22,417
Mount Gibson Iron, Ltd.	19,096	5,906
Myer Holdings, Ltd. (A)	63,302	20,742
MyState, Ltd.	5,375	19,836
Nanosonics, Ltd. (A)	8,226	37,779
Navigator Global Investments, Ltd.	10,160	13,721
Nearmap, Ltd. (A)	18,333	20,609
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Netwealth Group, Ltd.	3,669	$47,261
New Energy Solar, Ltd.	2,820	1,681
New Hope Corp., Ltd. (B)	24,235	39,358
nib holdings, Ltd.	21,443	109,263
Nick Scali, Ltd.	5,272	58,896
Nickel Mines, Ltd.	30,650	31,939
Nine Entertainment Company Holdings, Ltd.	23,897	50,501
Noumi, Ltd. (A)	6,482	1,957
Novonix, Ltd. (A)(B)	6,100	40,781
NRW Holdings, Ltd.	25,786	33,124
Nufarm, Ltd.	12,991	45,901
OceanaGold Corp. (A)	38,000	66,090
OFX Group, Ltd. (A)	14,134	23,757
Omni Bridgeway, Ltd. (A)(B)	15,737	42,150
oOh!media, Ltd. (A)	31,712	39,084
Orora, Ltd.	40,091	102,320
OZ Minerals, Ltd.	16,141	332,766
Pacific Current Group, Ltd.	1,717	9,136
Pact Group Holdings, Ltd.	11,275	20,787
Paladin Energy, Ltd. (A)	90,952	58,552
Panoramic Resources, Ltd. (A)	68,650	13,467
Pantoro, Ltd. (A)(B)	43,321	10,581
Peet, Ltd.	13,800	10,697
Pendal Group, Ltd.	12,114	49,099
PeopleIN, Ltd.	4,673	14,941
Perenti Global, Ltd.	35,432	23,831
Perpetual, Ltd.	2,914	76,259
Perseus Mining, Ltd. (A)	68,083	80,595
Pinnacle Investment Management Group, Ltd.	2,418	27,448
Platinum Asset Management, Ltd.	14,631	28,740
Praemium, Ltd. (A)(B)	28,131	30,096
Premier Investments, Ltd.	4,691	103,507
PWR Holdings, Ltd.	1,520	9,505
Ramelius Resources, Ltd.	37,591	43,105
Red 5, Ltd. (A)	106,879	22,596
Redbubble, Ltd. (A)(B)	4,570	10,866
Regis Healthcare, Ltd.	9,267	12,613
Regis Resources, Ltd.	35,749	50,874
Resolute Mining, Ltd. (A)	43,558	12,398
Ridley Corp., Ltd.	19,540	21,278
RPMGlobal Holdings, Ltd. (A)	6,670	10,431
Sandfire Resources, Ltd.	19,142	91,964
Select Harvests, Ltd.	6,954	31,419
Senex Energy, Ltd.	11,103	37,372
Servcorp, Ltd.	3,171	8,301
Service Stream, Ltd.	27,275	15,958
Seven West Media, Ltd. (A)	85,038	40,036
SG Fleet Group, Ltd.	8,938	16,233
Sigma Healthcare, Ltd.	86,903	30,380
Silver Lake Resources, Ltd. (A)	48,508	62,888
SmartGroup Corp., Ltd.	4,591	25,899
Southern Cross Media Group, Ltd.	17,291	24,375
SpeedCast International, Ltd. (A)(B)(C)	17,245	0
SRG Global, Ltd.	31,157	11,568
St. Barbara, Ltd.	33,249	35,543
Steadfast Group, Ltd.	39,801	151,915
Super Retail Group, Ltd.	7,649	69,310
Superloop, Ltd. (A)	22,967	19,878
Symbio Holdings, Ltd.	2,522	12,421
Syrah Resources, Ltd. (A)	36,700	48,379
Tassal Group, Ltd.	8,526	21,651
Technology One, Ltd.	12,347	114,565
Temple & Webster Group, Ltd. (A)	1,418	11,101

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
The Reject Shop, Ltd. (A)	2,561	$13,356
The Star Entertainment Group, Ltd. (A)	42,180	112,997
Tiger Resources, Ltd. (A)(C)	92,816	2,485
Tyro Payments, Ltd. (A)	10,423	21,715
United Malt Grp, Ltd.	15,585	49,573
Uniti Group, Ltd. (A)	18,144	58,717
Virtus Health, Ltd.	8,580	42,744
Viva Energy Group, Ltd. (D)	28,350	48,526
Webjet, Ltd. (A)	16,369	61,651
West African Resources, Ltd. (A)	42,178	40,686
Western Areas, Ltd. (A)	21,598	53,960
Westgold Resources, Ltd.	16,814	25,033
Whitehaven Coal, Ltd. (A)	44,790	85,286
Zip Company, Ltd. (A)(B)	16,135	50,815
		8,398,255
Austria - 1.6%
Agrana Beteiligungs AG	724	14,127
ams AG (A)	11,874	214,866
ANDRITZ AG	3,025	155,585
AT&S Austria Technologie & Systemtechnik AG	1,801	88,350
BAWAG Group AG (A)(D)	3,127	191,783
DO & Company AG (A)	278	23,367
EVN AG	2,014	60,766
FACC AG (A)	1,116	8,928
Flughafen Wien AG (A)	265	8,021
IMMOFINANZ AG (A)(B)	4,356	111,868
Kapsch TrafficCom AG (A)(B)	191	3,082
Lenzing AG	693	95,509
Mayr Melnhof Karton AG	378	75,722
Oesterreichische Post AG (B)	1,378	58,955
Palfinger AG	876	34,155
POLYTEC Holding AG	995	7,788
Porr AG (A)	876	13,680
Raiffeisen Bank International AG	1,613	47,375
RHI Magnesita NV	1,095	48,543
RHI Magnesita NV (London Stock Exchange)	545	24,330
Rosenbauer International AG (B)	174	9,208
S IMMO AG	2,772	68,538
S&T AG (B)	2,318	38,510
Schoeller-Bleckmann Oilfield Equipment AG (A)	710	24,817
Semperit AG Holding	822	27,268
Strabag SE, Bearer Shares	893	37,124
Telekom Austria AG (A)	7,836	68,134
UBM Development AG	411	20,238
UNIQA Insurance Group AG	6,525	59,740
Vienna Insurance Group AG	2,128	60,402
voestalpine AG	4,895	177,606
Wienerberger AG	5,497	201,869
Zumtobel Group AG	2,545	22,294
		2,102,548
Belgium - 1.6%
Ackermans & van Haaren NV	1,132	217,191
AGFA-Gevaert NV (A)	6,780	29,271
Akka Technologies (A)	603	33,048
Atenor	211	13,634
Barco NV	3,212	69,981
Bekaert SA	1,986	88,299
Biocartis Group NV (A)(B)(D)	2,587	10,672
bpost SA (A)	4,236	36,974
Celyad Oncology SA (A)(B)	493	1,971
Cie d'Entreprises CFE	416	57,881
Deceuninck NV	2,515	9,643
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
D'ieteren Group	1,085	$211,512
Econocom Group SA/NV	6,435	26,889
Elia Group SA/NV	1,281	168,843
Etablissements Franz Colruyt NV	695	29,491
Euronav NV	8,334	73,872
Euronav NV (New York Stock Exchange)	2,324	20,660
EVS Broadcast Equipment SA	811	19,093
Exmar NV	1,567	7,660
Fagron	2,165	36,499
Gimv NV	1,241	75,393
Immobel SA (B)	209	17,313
Ion Beam Applications	1,305	22,679
Kinepolis Group NV (A)	585	36,448
Lotus Bakeries NV	13	82,820
Melexis NV	987	117,608
Ontex Group NV (A)	3,927	31,340
Orange Belgium SA	417	9,446
Oxurion NV (A)	1,612	3,325
Picanol (A)	88	6,339
Proximus SADP (B)	5,977	116,729
Recticel SA	2,296	45,833
Sipef NV	420	27,183
Telenet Group Holding NV	1,717	62,661
Tessenderlo Group SA (A)	904	34,266
Van de Velde NV	377	14,774
VGP NV	243	70,915
Viohalco SA	7,173	37,415
X-Fab Silicon Foundries SE (A)(D)	3,484	36,030
		2,011,601
Bermuda - 0.1%
Hiscox, Ltd.	13,928	163,571
Cambodia - 0.0%
NagaCorp, Ltd.	52,000	45,367
Canada - 10.1%
5N Plus, Inc. (A)	3,515	6,613
Absolute Software Corp.	2,400	22,502
Acadian Timber Corp.	800	12,130
Advantage Energy, Ltd. (A)	11,500	67,366
Aecon Group, Inc.	3,200	42,702
Africa Oil Corp. (A)	34,602	48,964
Ag Growth International, Inc.	1,100	27,549
AGF Management, Ltd., Class B	4,298	28,371
Aimia, Inc. (A)	7,777	30,433
AirBoss of America Corp.	1,500	54,808
Alamos Gold, Inc., Class A	22,032	169,470
Alaris Equity Partners Income (B)	2,229	33,110
Alcanna, Inc. (A)(B)	1,500	8,111
Algoma Central Corp.	700	9,424
AltaGas, Ltd.	1,178	25,433
Altius Minerals Corp.	3,100	42,667
Altus Group, Ltd.	1,818	101,999
Amerigo Resources, Ltd.	13,502	15,584
Andlauer Healthcare Group, Inc. (B)	618	26,397
Andrew Peller, Ltd., Class A	2,300	14,837
ARC Resources, Ltd.	9,626	87,513
Aritzia, Inc. (A)	3,645	150,848
Ascot Resources, Ltd. (A)	13,700	13,105
Atco, Ltd., Class I	3,204	108,155
Athabasca Oil Corp. (A)	42,135	39,638
ATS Automation Tooling Systems, Inc. (A)	3,547	140,876
AutoCanada, Inc. (A)	1,985	67,006
Badger Infrastructure Solutions, Ltd.	1,522	38,250
Birch Mountain Resources, Ltd. (A)(C)	9,200	1
Birchcliff Energy, Ltd.	15,733	80,347
Bird Construction, Inc.	4,995	38,777

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Black Diamond Group, Ltd.	2,750	$9,631
BMTC Group, Inc.	500	6,206
Bombardier, Inc., Class B (A)	86,004	114,223
Boralex, Inc., Class A (B)	4,277	117,259
Brookfield Infrastructure Corp., Class A	2,724	185,907
Calian Group, Ltd.	905	44,028
Calibre Mining Corp. (A)	11,500	12,182
Canaccord Genuity Group, Inc.	5,281	62,957
Canacol Energy, Ltd.	7,565	19,197
Canada Goose Holdings, Inc. (A)	2,213	82,015
Canadian Western Bank	4,515	129,566
Canfor Corp. (A)	3,704	93,877
Canfor Pulp Products, Inc. (A)	2,715	14,359
Capital Power Corp.	5,927	184,892
Capstone Mining Corp. (A)	29,467	129,986
Cardinal Energy, Ltd. (A)	5,530	18,667
Cascades, Inc.	5,723	63,204
Celestica, Inc. (A)	5,019	55,945
Celestica, Inc. (New York Stock Exchange) (A)	3,200	35,616
Centerra Gold, Inc.	12,177	93,858
CES Energy Solutions Corp.	18,429	29,575
China Gold International Resources Corp., Ltd.	18,050	48,373
CI Financial Corp.	8,900	186,028
Cogeco Communications, Inc.	863	68,722
Cogeco, Inc.	445	28,576
Colliers International Group, Inc.	1,400	208,492
Computer Modelling Group, Ltd.	4,420	14,885
Copper Mountain Mining Corp. (A)	8,800	23,792
Corby Spirit and Wine, Ltd.	700	9,280
Corus Entertainment, Inc., B Shares	11,806	44,426
Crescent Point Energy Corp.	9,519	50,795
Crescent Point Energy Corp. (New York Stock Exchange)	16,800	89,712
Crew Energy, Inc. (A)	11,300	25,549
Cronos Group, Inc. (A)	2,170	8,543
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	3,612	14,159
Denison Mines Corp. (A)	42,724	58,769
Dexterra Group, Inc.	1,621	11,008
DIRTT Environmental Solutions (A)(B)	3,000	6,522
Doman Building Materials Group, Ltd.	3,600	22,113
Dorel Industries, Inc., Class B (A)	1,800	29,157
DREAM Unlimited Corp., Class A	2,250	69,068
Dundee Precious Metals, Inc.	7,687	47,522
ECN Capital Corp.	16,900	71,344
E-L Financial Corp., Ltd.	100	71,762
Eldorado Gold Corp. (A)	9,374	87,889
Element Fleet Management Corp.	17,965	182,924
Endeavour Silver Corp. (A)	6,945	29,373
Enerflex, Ltd.	6,400	38,756
Enerplus Corp.	11,735	123,756
Enghouse Systems, Ltd.	1,800	68,915
Ensign Energy Services, Inc. (A)	9,800	13,016
Equinox Gold Corp. (A)	7,935	53,697
Equitable Group, Inc.	1,392	75,831
ERO Copper Corp. (A)	2,900	44,247
Evertz Technologies, Ltd.	1,900	19,737
Exchange Income Corp.	568	18,922
Exco Technologies, Ltd.	1,500	12,226
Extendicare, Inc.	6,230	35,953
Fiera Capital Corp.	3,035	25,169
Finning International, Inc.	8,181	206,182
Firm Capital Mortgage Investment Corp.	1,100	12,479
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
First Majestic Silver Corp.	7,681	$85,436
First Mining Gold Corp. (A)(B)	39,000	9,249
First National Financial Corp.	700	22,999
Fission Uranium Corp. (A)	19,500	12,024
Fortuna Silver Mines, Inc. (A)	14,300	55,846
Freehold Royalties, Ltd.	7,229	66,578
Frontera Energy Corp. (A)	2,200	17,809
Galiano Gold, Inc. (A)(B)	6,600	4,748
Gamehost, Inc. (A)	100	549
GDI Integrated Facility Services, Inc. (A)	300	12,762
Gibson Energy, Inc.	7,398	131,122
goeasy, Ltd.	672	95,237
GoGold Resources, Inc. (A)	5,300	12,695
Golden Star Resources, Ltd. (A)	5,011	19,173
Gran Tierra Energy, Inc. (A)(B)	25,166	19,099
Guardian Capital Group, Ltd., Class A	1,100	30,349
Hanfeng Evergreen, Inc. (A)(C)	200	0
Hardwoods Distribution, Inc.	800	28,333
Headwater Exploration, Inc. (A)	4,930	20,072
Heroux-Devtek, Inc. (A)	2,700	38,420
HEXO Corp. (A)(B)	3,660	2,546
High Liner Foods, Inc.	1,773	20,898
HLS Therapeutics, Inc.	700	8,301
Home Capital Group, Inc. (A)	3,379	104,366
Hudbay Minerals, Inc.	12,257	88,758
i-80 Gold Corp. (A)	1,651	4,033
iA Financial Corp., Inc.	853	48,808
IAMGOLD Corp. (A)	29,827	92,904
IBI Group, Inc. (A)	1,700	18,197
Imperial Metals Corp. (A)	5,060	12,681
Information Services Corp.	800	16,108
Innergex Renewable Energy, Inc.	6,800	99,988
Interfor Corp.	3,520	112,728
International Petroleum Corp. (A)(B)	5,324	29,757
International Tower Hill Mines, Ltd. (A)	2,300	1,673
Intertape Polymer Group, Inc.	2,700	56,179
Jamieson Wellness, Inc. (D)	2,300	72,985
KAB Distribution, Inc. (A)(C)	7,076	0
Karora Resources, Inc. (A)	4,800	16,127
K-Bro Linen, Inc.	600	16,222
Kelt Exploration, Ltd. (A)	10,445	39,800
Keyera Corp. (B)	5,287	119,244
Kinaxis, Inc. (A)	1,068	149,720
Kingsway Financial Services, Inc. (A)	425	2,329
Knight Therapeutics, Inc. (A)	5,400	22,625
Labrador Iron Ore Royalty Corp.	3,218	95,475
Largo, Inc. (A)	780	7,227
Lassonde Industries, Inc., Class A	200	24,877
Laurentian Bank of Canada	2,414	76,659
Leon's Furniture, Ltd.	1,883	36,992
LifeWorks, Inc.	3,098	62,526
Linamar Corp.	2,366	140,151
Logistec Corp., Class B	700	24,349
Lucara Diamond Corp. (A)	25,184	11,746
Lundin Gold, Inc. (A)	2,800	23,065
MAG Silver Corp. (A)	1,400	21,947
Magellan Aerospace Corp.	900	7,086
Mainstreet Equity Corp. (A)	400	38,006
Major Drilling Group International, Inc. (A)	6,800	44,403
Maple Leaf Foods, Inc.	3,940	91,138
Martinrea International, Inc.	4,603	41,847
Maverix Metals, Inc.	2,300	10,037
Medical Facilities Corp.	2,104	15,552
MEG Energy Corp. (A)	13,888	128,455

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Melcor Developments, Ltd.	1,000	$11,257
Methanex Corp.	2,700	106,809
Morguard Corp.	400	43,151
Mountain Province Diamonds, Inc. (A)	6,800	4,086
MTY Food Group, Inc.	742	37,119
Mullen Group, Ltd.	5,582	51,321
New Gold, Inc. (A)	28,915	43,203
NFI Group, Inc.	2,960	47,409
North American Construction Group, Ltd.	2,100	31,858
NuVista Energy, Ltd. (A)	15,505	85,312
Organigram Holdings, Inc. (A)	8,928	15,669
Osisko Gold Royalties, Ltd.	7,774	95,135
Osisko Mining, Inc. (A)	16,850	50,752
Paramount Resources, Ltd., Class A	5,173	100,561
Parex Resources, Inc.	7,016	119,859
Park Lawn Corp.	1,792	58,791
Parkland Corp.	6,096	167,562
Pason Systems, Inc.	5,636	51,417
Peyto Exploration & Development Corp.	10,197	76,178
Pizza Pizza Royalty Corp.	1,729	16,430
Polaris Infrastructure, Inc. (B)	1,500	19,993
Pollard Banknote, Ltd.	1,000	31,503
PolyMet Mining Corp. (A)	1,185	2,970
PrairieSky Royalty, Ltd.	9,727	104,810
Precision Drilling Corp. (A)	1,082	38,226
Premium Brands Holdings Corp.	1,700	169,926
Pretium Resources, Inc. (A)	8,300	116,926
Quarterhill, Inc. (B)	9,800	20,918
Questerre Energy Corp., Class A (A)	19,444	3,535
Real Matters, Inc. (A)	3,500	22,965
Recipe Unlimited Corp. (A)	1,300	18,211
RF Capital Group, Inc. (A)	1,848	2,776
Richelieu Hardware, Ltd.	2,800	96,576
Rogers Sugar, Inc. (B)	6,474	30,452
Russel Metals, Inc.	3,846	102,250
Sabina Gold & Silver Corp. (A)	20,475	23,470
Sandstorm Gold, Ltd. (A)	10,731	66,594
Savaria Corp. (B)	2,300	34,838
Seabridge Gold, Inc. (A)(B)	2,330	38,497
Secure Energy Services, Inc.	15,677	65,189
ShawCor, Ltd. (A)	4,173	16,198
Sienna Senior Living, Inc.	3,606	42,846
Sierra Wireless, Inc. (A)	2,600	45,836
Sleep Country Canada Holdings, Inc. (D)	2,113	62,691
SNC-Lavalin Group, Inc.	6,640	162,253
Spin Master Corp. (A)(D)	1,400	53,058
Sprott, Inc.	1,329	59,970
SSR Mining, Inc.	9,961	176,313
Stantec, Inc.	2,378	133,606
Stelco Holdings, Inc.	500	16,293
Stella-Jones, Inc.	2,400	75,911
SunOpta, Inc. (A)	5,608	38,881
Superior Plus Corp. (B)	9,057	93,080
Tamarack Valley Energy, Ltd. (A)	20,085	61,131
Taseko Mines, Ltd. (A)	16,100	33,092
Tecsys, Inc.	609	25,329
TerraVest Industries, Inc.	600	13,035
The North West Company, Inc.	2,406	65,126
Tidewater Midstream and Infrastructure, Ltd.	6,650	6,834
Timbercreek Financial Corp.	6,000	45,583
TLC Vision Corp. (A)(C)	3,400	0
Torex Gold Resources, Inc. (A)	5,460	56,760
Total Energy Services, Inc. (A)	3,132	14,930
TransAlta Corp.	15,282	169,740
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TransAlta Renewables, Inc.	6,098	$90,389
Transcontinental, Inc., Class A	4,783	76,796
Treasury Metals, Inc. (A)	1,301	792
Trevali Mining Corp. (A)	3,713	5,049
Trican Well Service, Ltd. (A)	26,009	56,955
Tricon Residential, Inc.	9,442	144,509
Trisura Group, Ltd. (A)	1,900	71,632
Turquoise Hill Resources, Ltd. (A)	5,450	89,616
Uni-Select, Inc. (A)	3,401	69,206
Vecima Networks, Inc.	479	5,419
Vermilion Energy, Inc. (A)	6,800	85,474
Wajax Corp.	1,300	24,942
Wesdome Gold Mines, Ltd. (A)	8,000	72,793
Western Forest Products, Inc.	25,850	43,119
Westshore Terminals Investment Corp. (B)	1,589	33,691
Whitecap Resources, Inc.	35,380	209,491
WildBrain, Ltd. (A)	10,382	28,234
Winpak, Ltd.	1,577	46,339
Yamana Gold, Inc.	40,341	169,662
Yellow Pages, Ltd.	200	2,160
Zenith Capital Corp. (A)	1,700	187
		13,074,275
Chile - 0.0%
Aclara Resources, Inc. (A)	2,271	1,993
China - 0.1%
Fosun Tourism Group (A)(B)(D)	11,400	15,332
Goodbaby International Holdings, Ltd. (A)	71,000	9,111
Hygeia Healthcare Holdings Company, Ltd. (D)	7,800	48,854
		73,297
Denmark - 2.2%
ALK-Abello A/S (A)	301	157,974
Alm Brand A/S	28,240	54,859
Amagerbanken A/S (A)(C)	25,580	0
Asetek A/S (A)	1,629	7,573
Bang & Olufsen A/S (A)	7,788	33,168
Bavarian Nordic A/S (A)(B)	3,285	134,918
Better Collective A/S (A)	917	19,862
CBrain A/S	389	16,778
Chemometec A/S	721	91,299
Columbus A/S	6,187	9,056
D/S Norden A/S	1,788	45,393
Dfds A/S (A)	1,395	74,558
FLSmidth & Company A/S	2,221	83,026
H Lundbeck A/S	1,368	35,223
H+H International A/S, Class B (A)	1,146	40,409
INVISIO AB	1,065	19,262
ISS A/S (A)	7,129	135,171
Jeudan A/S	380	15,998
Jyske Bank A/S (A)	2,627	135,130
Lan & Spar Bank A/S	225	21,595
Matas A/S	2,910	55,575
Netcompany Group A/S (D)	1,609	172,518
Nilfisk Holding A/S (A)	903	29,441
NKT A/S (A)	2,018	97,607
NNIT A/S (D)	479	8,387
NTG Nordic Transport Group A/S (A)	635	51,744
Per Aarsleff Holding A/S	883	41,334
Ringkjoebing Landbobank A/S	1,224	164,512
Royal Unibrew A/S	2,377	267,372
Scandinavian Tobacco Group A/S (D)	3,178	66,753
Schouw & Company A/S	666	58,001
SimCorp A/S	1,846	201,199
Solar A/S, B Shares	410	49,909

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
SP Group A/S	203	$13,708
Spar Nord Bank A/S	4,967	63,572
Sparekassen Sjaelland-Fyn A/S (A)	507	12,812
Sydbank AS	3,132	98,994
TCM Group A/S	507	12,374
The Drilling Company of 1972 A/S (A)	908	35,429
Tivoli A/S (A)	102	12,667
Topdanmark AS	2,239	125,592
United International Enterprises, Ltd.	128	36,514
Zealand Pharma A/S (A)(B)	1,273	28,096
		2,835,362
Finland - 2.4%
Aktia Bank OYJ	2,328	32,355
Alma Media OYJ	1,962	24,109
Anora Group OYJ	837	10,362
BasWare OYJ (A)	538	18,318
Bittium OYJ (B)	2,708	16,368
Cargotec OYJ, B Shares	2,007	100,162
Caverion OYJ	3,325	24,155
Citycon OYJ (B)	4,136	32,963
Enento Group OYJ (A)(D)	860	32,435
Finnair OYJ (A)(B)	44,891	30,415
Fiskars OYJ ABP	2,196	57,539
F-Secure OYJ	7,159	40,359
Harvia OYJ	846	56,572
HKScan OYJ, A Shares	316	599
Huhtamaki OYJ	4,496	198,862
Kamux Corp.	1,688	22,027
Kemira OYJ	4,940	74,849
Kojamo OYJ	5,330	128,979
Konecranes OYJ	2,937	117,656
Lassila & Tikanoja OYJ	1,929	29,584
Lehto Group OYJ (A)	1,738	1,702
Marimekko OYJ	127	12,160
Metsa Board OYJ, B Shares	9,171	89,850
Multitude SE (A)	459	1,987
Musti Group OYJ (A)	1,222	43,259
Neles OYJ	6,038	93,976
Nokian Renkaat OYJ	6,368	240,618
Olvi OYJ, A Shares	721	42,094
Oriola OYJ, B Shares	9,290	21,279
Orion OYJ, Class A	982	40,432
Orion OYJ, Class B	4,360	181,109
Outokumpu OYJ (A)	16,202	101,605
Pihlajalinna OYJ	1,193	17,235
Ponsse OYJ	543	26,188
QT Group OYJ (A)	770	116,625
Raisio OYJ, V Shares	8,267	31,724
Rapala VMC OYJ (A)	908	9,015
Revenio Group OYJ	1,101	69,624
Rovio Entertainment OYJ (D)	1,642	12,350
Sanoma OYJ	4,094	63,210
Taaleri OYJ	956	12,173
Talenom OYJ	637	8,520
Terveystalo OYJ (D)	2,964	39,848
TietoEVRY OYJ	4,031	125,918
Tokmanni Group Corp.	2,438	54,578
Uponor OYJ	2,530	59,931
Vaisala OYJ, A Shares	952	57,828
Valmet OYJ	6,841	293,312
Verkkokauppa.com OYJ	1,047	8,517
Wartsila OYJ ABP	10,139	142,207
YIT OYJ	8,449	41,551
		3,109,093
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France - 4.7%
ABC arbitrage	1,219	$9,916
AKWEL	725	17,895
Albioma SA	1,751	68,369
ALD SA (D)	3,848	56,620
Altamir	752	21,726
Alten SA	1,382	249,345
Assystem SA	763	32,608
Aubay	399	28,421
Axway Software SA	531	16,249
Bastide le Confort Medical	256	13,100
Beneteau SA (A)	2,839	46,079
Bigben Interactive	460	8,476
Boiron SA	274	11,166
Bonduelle SCA	1,027	24,386
Burelle SA	15	11,084
Casino Guichard Perrachon SA (A)	2,173	57,322
Catana Group (A)	1,588	11,920
Cegedim SA (A)	495	13,473
CGG SA (A)	29,813	21,674
Chargeurs SA	1,491	44,198
Cie des Alpes (A)	998	15,751
Cie Plastic Omnium SA	3,159	82,002
Claranova SE (A)(B)	1,250	7,904
Coface SA	5,646	80,449
DBV Technologies SA (A)(B)	1,786	6,149
Delta Plus Group	116	12,467
Derichebourg SA (A)	6,625	76,653
Ekinops SAS (A)	1,302	11,499
Electricite de Strasbourg SA	31	3,972
Elior Group SA (A)(D)	8,308	60,183
Elis SA (A)	9,898	171,486
Eramet SA (A)	445	36,549
ESI Group (A)	197	16,692
Etablissements Maurel et Prom SA (A)	1,561	4,057
Eurazeo SE	1,586	138,371
Eutelsat Communications SA	9,105	111,122
Exel Industries SA, A Shares	89	7,824
Faurecia SE	5,689	270,660
Fnac Darty SA	1,052	68,846
Gaztransport Et Technigaz SA	1,087	101,423
Groupe Crit	163	11,524
Guerbet	326	13,890
Haulotte Group SA (A)	962	5,249
ID Logistics Group (A)	176	73,453
Imerys SA	1,845	76,649
Infotel SA	133	8,541
Interparfums SA	462	38,701
Ipsen SA	114	10,432
IPSOS	2,460	115,236
JCDecaux SA (A)	2,376	59,489
Kaufman & Broad SA	901	37,903
Korian SA	3,776	119,609
Lagardere SA (A)	3,040	84,034
Laurent-Perrier	110	12,952
Lectra	1,618	77,308
LISI	1,205	38,883
LNA Sante SA	166	9,514
Lumibird (A)	632	17,250
Maisons du Monde SA (D)	1,925	44,553
Manitou BF SA	880	27,658
Manutan International	105	8,608
Mersen SA	1,171	49,328
Metropole Television SA	1,324	25,908
Neoen SA (A)(D)	1,095	47,530
Nexans SA	1,883	184,118

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Nexity SA	1,974	$92,957
NRJ Group	782	5,004
Orpea SA	1,358	136,191
Pharmagest Interactive	161	17,233
Plastivaloire	383	2,754
Quadient SA	2,721	59,260
Recylex SA (A)(C)	1,058	2,226
Rexel SA (A)	14,693	297,569
Robertet SA	28	31,056
Rothschild & Company	1,855	85,254
Rubis SCA	3,860	115,426
Samse SA	48	11,273
Savencia SA	372	25,932
SCOR SE	7,559	235,980
SMCP SA (A)(D)	1,921	15,933
Societe BIC SA	1,252	67,356
Societe LDC SA	80	8,820
Societe pour l'Informatique Industrielle	438	24,052
SOITEC (A)	1,082	265,102
Solocal Group (A)(B)	6,121	8,539
Somfy SA	326	65,490
Sopra Steria Group SACA	839	150,565
SPIE SA	6,716	173,982
Stef SA	202	23,416
Synergie SE	557	23,117
Technicolor SA (A)	3,955	12,667
Technip Energies NV (A)	4,570	66,856
Television Francaise 1	3,803	37,788
Thermador Groupe	453	52,258
Tikehau Capital SCA	1,533	40,530
Trigano SA	463	89,855
Valeo	5,916	178,405
Vallourec SA (A)	2,750	27,511
Verallia SA (D)	2,380	83,858
Vetoquinol SA	155	23,356
Vicat SA	1,201	49,205
VIEL & Cie SA	3,220	21,346
Vilmorin & Cie SA	614	37,522
Virbac SA	180	86,918
Wavestone	331	20,466
		6,019,434
Gabon - 0.0%
Total Gabon	20	3,136
Georgia - 0.1%
Bank of Georgia Group PLC	2,491	56,491
Georgia Capital PLC (A)	1,145	10,998
TBC Bank Group PLC	239	5,353
		72,842
Germany - 6.3%
1&1 AG	2,192	59,829
7C Solarparken AG	3,210	15,806
Aareal Bank AG	2,902	94,692
Adesso SE	90	21,328
ADVA Optical Networking SE (A)	3,719	59,473
AIXTRON SE	706	14,300
Allgeier SE	498	31,551
Amadeus Fire AG	197	40,636
Atoss Software AG	218	53,784
Aurubis AG	1,823	182,230
Basler AG	162	29,201
BayWa AG	1,025	45,051
Bechtle AG	294	20,921
Bertrandt AG	394	25,563
Bijou Brigitte AG (A)	340	8,423
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Bilfinger SE	1,781	$60,234
Borussia Dortmund GmbH & Company KGaA (A)(B)	4,276	21,073
CANCOM SE	2,024	135,704
CECONOMY AG (A)	8,144	35,037
CENIT AG	446	7,033
Cewe Stiftung & Company KGAA	268	39,025
Commerzbank AG (A)	11,272	85,279
CompuGroup Medical SE & Company KgaA	1,368	110,301
CropEnergies AG	1,544	21,503
CTS Eventim AG & Company KGaA (A)	429	31,357
Dermapharm Holding SE	849	86,201
Deutsche Beteiligungs AG	1,067	48,431
Deutsche EuroShop AG	2,527	42,036
Deutsche Lufthansa AG (A)(B)	6,567	45,982
Deutsche Pfandbriefbank AG (D)	7,700	92,246
Deutz AG (A)	7,260	54,149
DIC Asset AG	3,005	52,523
Dr. Hoenle AG (B)	420	18,629
Draegerwerk AG & Company KGaA	82	5,020
Duerr AG	2,558	116,254
Eckert & Ziegler Strahlen- und Medizintechnik AG	808	86,349
Elmos Semiconductor SE	215	14,270
ElringKlinger AG (A)	2,576	32,272
Encavis AG	3,974	70,083
Energiekontor AG	226	18,236
Evotec SE (A)	1,588	76,659
Fielmann AG	1,241	83,313
First Sensor AG	433	22,425
flatexDEGIRO AG (A)(B)	2,072	47,467
Fraport AG Frankfurt Airport Services Worldwide (A)	1,626	108,871
Freenet AG	6,277	165,888
Fuchs Petrolub SE	1,085	38,010
GEA Group AG	7,088	387,142
Gerresheimer AG	1,515	145,666
GFT Technologies SE	961	50,341
GRENKE AG	500	17,381
H&R GmbH & Company KGaA (A)	1,324	10,554
Hamburger Hafen und Logistik AG	1,330	31,143
Heidelberger Druckmaschinen AG (A)	18,003	54,026
Hella GmbH & Company KGaA	1,867	126,684
Hornbach Baumarkt AG	590	31,914
Hornbach Holding AG & Company KGaA	497	74,639
HUGO BOSS AG	3,312	200,488
Hypoport SE (A)	149	86,417
Indus Holding AG	975	36,318
Instone Real Estate Group SE (D)	2,299	43,326
IVU Traffic Technologies AG	728	17,467
Jenoptik AG	2,990	126,169
JOST Werke AG (D)	517	29,066
K+S AG (A)	9,654	166,068
Kloeckner & Company SE (A)	5,538	67,414
Koenig & Bauer AG (A)	912	32,414
Krones AG	775	84,309
KWS Saat SE & Company KGaA	607	50,387
LANXESS AG	4,346	268,751
Leifheit AG	437	18,198
Leoni AG (A)	2,398	26,876
Manz AG (A)(B)	233	13,198
Medigene AG (A)	760	2,468
METRO AG	3,920	41,122
MLP SE	5,864	56,992

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Nagarro SE (A)	498	$114,042
New Work SE	128	31,693
Nexus AG	866	70,553
Nordex SE (A)(B)	6,207	97,352
Norma Group SE	1,576	60,840
OHB SE	399	16,315
PATRIZIA AG	2,719	63,382
Pfeiffer Vacuum Technology AG	256	62,945
PNE AG	3,180	30,426
ProSiebenSat.1 Media SE	10,428	165,658
PSI Software AG	815	42,930
PVA TePla AG (A)	629	29,883
q.beyond AG (A)	6,549	14,636
Rheinmetall AG	2,219	208,830
SAF-Holland SE (A)	3,149	44,085
Salzgitter AG (A)	1,978	70,671
Scout24 SE (D)	2,989	208,711
Secunet Security Networks AG	53	24,848
SGL Carbon SE (A)	3,072	26,842
Siltronic AG (B)	981	156,926
Sirius Real Estate, Ltd.	40,212	77,143
Sixt SE (A)	694	122,430
SMA Solar Technology AG (B)	563	23,782
Software AG	2,610	103,984
STRATEC SE	407	63,843
Stroeer SE & Company KGaA	1,454	114,716
Suedzucker AG	3,535	53,299
SUESS MicroTec SE (A)	1,803	42,960
TAG Immobilien AG	7,456	208,263
Takkt AG	1,848	32,241
Technotrans SE	530	17,802
thyssenkrupp AG (A)	16,532	181,118
Traffic Systems SE	106	4,014
United Internet AG	3,980	157,792
va-Q-Tec AG (A)(B)	318	9,107
Varta AG (B)	624	80,753
VERBIO Vereinigte BioEnergie AG	1,482	100,878
Vossloh AG	859	44,072
Wacker Chemie AG	495	73,587
Wacker Neuson SE	2,039	58,324
Washtec AG	611	38,154
Westwing Group AG (A)	385	9,620
Wuestenrot & Wuerttembergische AG	1,566	31,474
Zeal Network SE	809	36,612
		8,099,122
Gibraltar - 0.1%
888 Holdings PLC	15,858	65,071
Greece - 0.0%
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	3,303	69
TT Hellenic Postbank SA (A)(C)	12,594	0
		69
Guernsey, Channel Islands - 0.0%
Raven Property Group, Ltd. (A)	4,994	2,302
Hong Kong - 2.1%
3D-Gold Jewellery Holdings, Ltd. (A)(C)	90,000	0
Aidigong Maternal & Child Health, Ltd. (A)(B)	108,000	11,913
Allied Group, Ltd.	120,000	42,053
APAC Resources, Ltd.	18,475	2,701
Apollo Future Mobility Group, Ltd. (A)	56,000	3,233
Asia Financial Holdings, Ltd.	14,000	6,556
ASM Pacific Technology, Ltd.	10,400	112,390
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Associated International Hotels, Ltd.	28,000	$45,243
Blue River Holdings, Ltd. (A)	74,400	915
BOE Varitronix, Ltd.	28,000	36,032
Brightoil Petroleum Holdings, Ltd. (A)(C)	117,000	12,942
Burwill Holdings, Ltd. (A)(C)	292,000	1,198
Cafe de Coral Holdings, Ltd.	18,000	32,093
Cathay Pacific Airways, Ltd. (A)(B)	49,000	40,158
Chen Hsong Holdings	10,000	3,077
Cheuk Nang Holdings, Ltd.	3,708	1,189
China Energy Development Holdings, Ltd. (A)	634,000	12,288
China Solar Energy Holdings, Ltd. (A)(C)	42,500	0
China Strategic Holdings, Ltd. (A)	885,000	5,223
Chinese Estates Holdings, Ltd.	22,000	8,084
Chow Sang Sang Holdings International, Ltd.	22,000	30,741
Chuang's Consortium International, Ltd.	30,948	3,652
CITIC Telecom International Holdings, Ltd.	59,000	19,906
CMBC Capital Holdings, Ltd.	10,750	6,659
C-Mer Eye Care Holdings, Ltd.	18,000	15,907
Crystal International Group, Ltd. (D)	19,000	6,387
CSI Properties, Ltd.	245,066	6,512
Dah Sing Banking Group, Ltd.	18,000	15,379
Dah Sing Financial Holdings, Ltd.	6,520	19,748
Dynamic Holdings, Ltd.	8,000	10,479
EC Healthcare	13,000	18,578
EganaGoldpfeil Holdings, Ltd. (A)(C)	103,373	0
Emperor Capital Group, Ltd. (A)	192,000	1,921
Emperor Entertainment Hotel, Ltd.	40,000	4,312
Emperor International Holdings, Ltd.	97,333	11,614
Esprit Holdings, Ltd. (A)	176,850	16,111
Fairwood Holdings, Ltd.	3,500	6,958
Far East Consortium International, Ltd.	86,473	31,504
First Pacific Company, Ltd.	146,000	53,756
Giordano International, Ltd.	82,000	15,678
Gold-Finance Holdings, Ltd. (A)(C)	62,000	0
Great Eagle Holdings, Ltd.	10,197	28,524
G-Resources Group, Ltd. (A)	33,580	12,071
Guotai Junan International Holdings, Ltd.	207,000	28,686
Haitong International Securities Group, Ltd.	114,070	24,601
Hang Lung Group, Ltd.	31,000	66,284
Hanison Construction Holdings, Ltd.	27,441	4,576
Harbour Centre Development, Ltd.	38,000	33,954
HKBN, Ltd.	36,000	44,180
HKR International, Ltd.	51,920	20,665
Hong Kong Ferry Holdings Company, Ltd.	29,000	20,392
Hong Kong Technology Venture Company, Ltd.	28,000	30,535
Hongkong Chinese, Ltd.	66,000	4,915
Hsin Chong Group Holdings, Ltd. (A)(C)	170,000	7,631
Hutchison Port Holdings Trust	161,400	36,255
Hutchison Telecommunications Hong Kong Holdings, Ltd.	80,000	12,834
Hysan Development Company, Ltd.	25,000	77,288
Johnson Electric Holdings, Ltd.	20,883	44,286
K Wah International Holdings, Ltd.	80,000	30,883
Kerry Logistics Network, Ltd.	24,000	58,730
Kerry Properties, Ltd.	28,500	74,224
Kingston Financial Group, Ltd. (A)	38,000	1,879
Kowloon Development Company, Ltd.	22,000	29,067
Lai Sun Development Company, Ltd. (A)	22,980	12,544
Landing International Development, Ltd. (A)	75,600	2,260

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Langham Hospitality Investments, Ltd. (A)	22,500	$2,423
Lifestyle International Holdings, Ltd. (A)	25,000	13,764
Lippo China Resources, Ltd.	36,000	560
Liu Chong Hing Investment, Ltd.	16,000	15,903
Luk Fook Holdings International, Ltd.	15,000	40,426
Mandarin Oriental International, Ltd. (A)	8,000	17,914
Mason Group Holdings, Ltd. (A)	1,548,800	3,969
Melco International Development, Ltd. (A)	33,000	40,271
MH Development, Ltd. (A)(C)	16,000	1,071
Midland Holdings, Ltd. (A)	34,734	4,191
Miramar Hotel & Investment	15,000	24,639
Modern Dental Group, Ltd.	20,000	14,205
NewOcean Energy Holdings, Ltd. (A)(B)	66,000	491
NWS Holdings, Ltd.	52,000	48,781
Oriental Watch Holdings	18,000	11,266
Oshidori International Holdings, Ltd. (A)	204,000	14,674
Pacific Andes International Holdings, Ltd. (A)(C)	328,006	0
Pacific Basin Shipping, Ltd.	239,000	87,859
Pacific Century Premium Developments, Ltd. (A)	2,376	183
Pacific Textiles Holdings, Ltd.	42,000	19,831
Paliburg Holdings, Ltd. (A)	46,000	11,789
PC Partner Group, Ltd.	12,000	20,998
PCCW, Ltd.	156,590	79,340
Peace Mark Holdings, Ltd. (A)(C)	164,000	0
Perfect Medical Health Management, Ltd.	32,000	23,251
Pico Far East Holdings, Ltd.	60,000	9,770
Public Financial Holdings, Ltd.	24,000	8,004
Regal Hotels International Holdings, Ltd. (A)	36,000	14,138
Regina Miracle International Holdings, Ltd. (D)	17,000	14,172
Sa Sa International Holdings, Ltd. (A)	48,000	10,279
Shangri-La Asia, Ltd. (A)	46,000	38,426
Shenwan Hongyuan HK, Ltd.	20,000	2,386
Shun Tak Holdings, Ltd. (A)	80,250	22,136
Singamas Container Holdings, Ltd.	114,000	17,136
SJM Holdings, Ltd. (A)	95,000	64,004
SmarTone Telecommunications Holdings, Ltd.	31,500	16,775
Solomon Systech International, Ltd. (B)	72,000	7,120
South China Holdings Company, Ltd. (A)	640,000	6,563
Stella International Holdings, Ltd.	20,000	24,193
Summit Ascent Holdings, Ltd. (A)	90,000	1,705
Sun Hung Kai & Company, Ltd.	45,000	24,015
SUNeVision Holdings, Ltd.	18,000	17,061
Tao Heung Holdings, Ltd.	14,000	1,634
Television Broadcasts, Ltd. (A)	19,100	11,536
Texhong Textile Group, Ltd.	11,000	14,530
Texwinca Holdings, Ltd.	60,000	11,930
The Bank of East Asia, Ltd.	23,800	34,201
The Hongkong & Shanghai Hotels, Ltd. (A)	31,903	28,039
The United Laboratories International Holdings, Ltd.	42,000	23,445
Theme International Holdings, Ltd. (A)	90,000	10,042
Town Health International Medical Group, Ltd. (A)	261,361	14,789
Tradelink Electronic Commerce, Ltd.	50,000	7,437
Transport International Holdings, Ltd.	11,721	19,247
Upbest Group, Ltd.	164,000	17,247
Value Partners Group, Ltd.	40,000	19,976
Vitasoy International Holdings, Ltd.	26,000	52,575
VSTECS Holdings, Ltd.	21,200	19,893
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
VTech Holdings, Ltd.	6,900	$54,045
Wai Kee Holdings, Ltd.	24,000	11,301
Wealthking Investments, Ltd. (A)	32,000	3,289
Wing On Company International, Ltd.	4,000	9,023
Wing Tai Properties, Ltd.	70,000	37,965
Yue Yuen Industrial Holdings, Ltd. (A)	30,000	50,219
Yunfeng Financial Group, Ltd. (A)(B)	26,000	4,503
Zensun Enterprises, Ltd. (B)	21,000	10,399
Zhaobangji Properties Holdings, Ltd. (A)	88,000	4,963
		2,648,264
Ireland - 0.7%
AIB Group PLC (A)	3,760	9,162
AIB Group PLC (London Stock Exchange) (A)	9,959	24,234
Bank of Ireland Group PLC (A)	10,584	59,942
Bank of Ireland Group PLC (London Stock Exchange) (A)	33,477	191,975
C&C Group PLC (A)	22,471	71,002
Cairn Homes PLC	15,034	19,294
Cairn Homes PLC (London Stock Exchange)	9,684	12,480
COSMO Pharmaceuticals NV (A)	362	26,015
Dalata Hotel Group PLC (A)	6,155	26,017
FBD Holdings PLC (A)	778	6,720
Glanbia PLC	1,213	16,947
Glanbia PLC (London Stock Exchange)	7,811	112,330
Glenveagh Properties PLC (A)(D)	24,326	34,059
Grafton Group PLC	11,437	192,030
Greencore Group PLC (A)	23,830	41,946
Hostelworld Group PLC (A)(D)	3,065	2,859
Irish Continental Group PLC (A)	5,309	27,360
Keywords Studios PLC	1,446	57,922
Permanent TSB Group Holdings PLC (A)	5,786	10,631
		942,925
Isle of Man - 0.1%
Hansard Global PLC	6,816	4,450
Playtech PLC (A)	15,546	154,895
Strix Group PLC	6,042	24,836
		184,181
Israel - 1.8%
Adgar Investment and Development, Ltd.	4,535	11,831
AFI Properties, Ltd.	603	39,939
Africa Israel Residences, Ltd.	201	12,902
Airport City, Ltd. (A)	1	13
Allot, Ltd. (A)	2,103	24,775
Alrov Properties and Lodgings, Ltd. (A)	399	24,484
Ashtrom Group, Ltd.	2,084	56,436
AudioCodes, Ltd.	1,729	60,065
Azorim-Investment Development & Construction Company, Ltd. (A)	3,848	22,999
Bet Shemesh Engines Holdings 1997, Ltd. (A)	358	7,848
BioLine RX, Ltd. (A)	48,850	6,711
Blue Square Real Estate, Ltd.	215	19,426
Camtek, Ltd. (A)	1,035	47,732
Carasso Motors, Ltd.	2,020	13,277
Cellcom Israel, Ltd. (A)	2,791	15,642
Clal Insurance Enterprises Holdings, Ltd. (A)	1,967	50,360
Danel Adir Yeoshua, Ltd.	184	41,593
Delek Automotive Systems, Ltd.	1,858	26,305
Delek Group, Ltd. (A)	277	22,714
Delta Galil Industries, Ltd.	618	42,489
Duniec Brothers, Ltd.	142	10,323

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Electra Consumer Products 1970, Ltd.	445	$25,702
Electra Real Estate, Ltd.	1,543	30,717
Electra, Ltd.	91	63,031
Energix-Renewable Energies, Ltd.	8,191	34,682
Enlight Renewable Energy, Ltd. (A)	35,332	86,529
Equital, Ltd. (A)	992	38,011
Evogene, Ltd. (A)	3,768	6,180
Fattal Holdings 1998, Ltd. (A)	137	13,803
Formula Systems 1985, Ltd.	549	66,938
Fox Wizel, Ltd.	488	87,634
Gav-Yam Lands Corp., Ltd.	5,000	61,755
Gilat Satellite Networks, Ltd.	1,452	10,373
Hadera Paper, Ltd.	244	17,835
Harel Insurance Investments & Financial Services, Ltd.	4,995	56,703
Hilan, Ltd.	803	53,703
IDI Insurance Company, Ltd.	440	16,028
Ilex Medical, Ltd.	211	11,021
Inrom Construction Industries, Ltd.	4,264	21,130
Isracard, Ltd.	6,691	32,973
Israel Canada T.R, Ltd.	3,667	23,585
Israel Discount Bank, Ltd., Class A	1	5
Israel Land Development - Urban Renewal, Ltd.	789	13,460
Isras Investment Company, Ltd.	142	37,596
Kamada, Ltd. (A)	1,616	10,665
Kerur Holdings, Ltd.	418	13,432
M Yochananof & Sons, Ltd.	155	11,740
Magic Software Enterprises, Ltd.	1,349	28,617
Malam - Team, Ltd.	476	17,375
Matrix IT, Ltd.	2,095	63,597
Mediterranean Towers, Ltd.	4,044	12,295
Mega Or Holdings, Ltd.	757	34,703
Mehadrin, Ltd. (A)	15	886
Menora Mivtachim Holdings, Ltd.	1,766	41,748
Migdal Insurance & Financial Holdings, Ltd.	27,734	45,637
Mivtach Shamir Holdings, Ltd.	397	14,613
Naphtha Israel Petroleum Corp., Ltd. (A)	2,030	14,568
Nawi Brothers, Ltd.	1,396	14,290
Neto Malinda Trading, Ltd. (A)	451	15,986
Novolog, Ltd. (B)	20,186	19,270
Oil Refineries, Ltd. (A)	102,102	29,239
One Software Technologies, Ltd.	1,700	33,798
OPC Energy, Ltd. (A)	4,056	45,418
Partner Communications Company, Ltd. (A)	6,688	54,354
Paz Oil Company, Ltd. (A)	525	65,283
Perion Network, Ltd. (A)	1,368	33,176
Plasson Industries, Ltd.	241	16,974
Plus500, Ltd.	4,106	75,739
Prashkovsky Investments & Construction, Ltd.	318	13,064
Priortech, Ltd. (A)	398	15,141
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	449	33,688
Sano-Brunos Enterprises, Ltd.	145	16,797
Scope Metals Group, Ltd.	377	15,705
Shikun & Binui, Ltd. (A)	1	6
Shufersal, Ltd.	4,263	35,482
Summit Real Estate Holdings, Ltd. (A)	2,363	49,724
Tadiran Group, Ltd.	86	11,997
Tel Aviv Stock Exchange, Ltd.	3,160	17,050
Tera Light, Ltd. (A)	1,766	4,260
Tiv Taam Holdings 1, Ltd.	3,848	13,766
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Tremor International, Ltd. (A)	2,825	$21,110
YH Dimri Construction & Development, Ltd.	285	27,679
		2,356,130
Italy - 3.4%
A2A SpA	85,615	166,831
ACEA SpA	2,494	53,287
Anima Holding SpA (D)	14,880	75,982
Aquafil SpA (A)	969	8,425
Arnoldo Mondadori Editore SpA (A)	12,613	29,221
Ascopiave SpA	4,243	16,718
Avio SpA	877	11,667
Azimut Holding SpA	6,169	172,462
Banca Generali SpA (A)	3,053	133,925
Banca IFIS SpA	1,607	31,043
Banca Mediolanum SpA	8,278	81,608
Banca Popolare di Sondrio SCPA	25,315	106,282
Banca Profilo SpA	24,032	5,851
Banco BPM SpA	92,714	277,595
Banco di Desio e della Brianza SpA	2,610	8,958
BFF Bank SpA (D)	8,562	68,848
BPER Banca	48,081	99,370
Brembo SpA	7,094	100,914
Brunello Cucinelli SpA (A)	1,411	96,982
Buzzi Unicem SpA	4,670	100,619
Cairo Communication SpA	4,712	10,946
Carel Industries SpA (D)	1,196	36,169
Cementir Holding NV	4,165	39,720
CIR SpA-Compagnie Industriali (A)	60,979	32,553
Credito Emiliano SpA	6,238	41,174
Danieli & C Officine Meccaniche SpA	788	24,146
Danieli & C Officine Meccaniche SpA, Savings Shares	2,118	41,397
De' Longhi SpA	2,969	106,216
DeA Capital SpA (A)	4,665	6,930
doValue SpA (D)	1,965	18,752
Enav SpA (A)(D)	5,063	22,663
ERG SpA	2,919	94,272
Esprinet SpA	3,554	52,046
Eurotech SpA (A)	1,562	8,969
Fincantieri SpA (A)(B)	18,635	12,806
Geox SpA (A)	8,390	10,193
Gruppo MutuiOnline SpA	1,697	85,439
Hera SpA	41,143	171,005
Illimity Bank SpA (A)	3,374	50,501
IMMSI SpA (A)(B)	6,756	3,347
Interpump Group SpA	1,411	103,357
Iren SpA	30,720	92,455
Italgas SpA	24,861	170,891
Italmobiliare SpA	1,039	38,359
Juventus Football Club SpA (A)	58,054	22,673
La Doria SpA	503	9,412
Leonardo SpA (A)	17,860	127,663
Maire Tecnimont SpA	10,323	48,787
MFE-MediaForEurope NV, Class A (A)	18,917	19,286
MFE-MediaForEurope NV, Class B	18,917	26,736
OVS SpA (A)(D)	11,708	33,891
Pharmanutra SpA	268	22,963
Piaggio & C SpA	11,658	38,139
Pirelli & C. SpA (D)	17,419	120,810
Prima Industrie SpA (A)	178	3,723
RAI Way SpA (D)	5,678	33,635
Reply SpA	1,027	208,591
Sabaf SpA	338	9,176
SAES Getters SpA	409	11,509

The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
SAES Getters SpA, Savings Shares	538	$10,785
Safilo Group SpA (A)	2,378	4,239
Saipem SpA (A)(B)	30,422	63,786
Salvatore Ferragamo SpA (A)	2,452	62,868
Saras SpA (A)	28,012	17,547
Sesa SpA	391	77,052
Sogefi SpA (A)	3,551	4,770
SOL SpA	2,802	67,343
Tamburi Investment Partners SpA	5,435	61,089
Technogym SpA (D)	6,815	65,504
Tinexta SpA	1,069	46,333
Tod's SpA (A)	590	32,961
Unieuro SpA (D)	1,088	25,950
Unipol Gruppo SpA	22,660	122,712
UnipolSai Assicurazioni SpA	9,024	25,400
Webuild SpA	14,544	34,401
Zignago Vetro SpA	1,669	32,837
		4,413,465
Japan - 22.1%
A&D Company, Ltd.	900	9,888
Access Company, Ltd. (A)	2,300	14,143
Achilles Corp.	1,000	10,862
Adastria Company, Ltd.	920	12,963
ADEKA Corp.	4,700	104,974
Ad-sol Nissin Corp.	800	12,442
Advan Group Company, Ltd.	1,000	8,441
Aeon Delight Company, Ltd.	800	23,448
Aeon Fantasy Company, Ltd.	400	6,472
AEON Financial Service Company, Ltd.	2,900	31,281
Aeon Hokkaido Corp.	1,800	19,839
Aeria, Inc. (B)	700	2,434
Ai Holdings Corp.	1,900	31,813
Aica Kogyo Company, Ltd.	1,800	52,108
Aichi Corp.	3,200	22,509
Aichi Steel Corp.	700	15,157
Aida Engineering, Ltd.	4,500	41,845
Aiful Corp.	15,500	47,957
Ain Holdings, Inc.	1,100	54,830
Aiphone Company, Ltd.	600	11,096
Airport Facilities Company, Ltd.	1,200	5,736
Aisan Industry Company, Ltd.	2,500	16,640
Aizawa Securities Group Company, Ltd.	2,400	21,324
Akatsuki, Inc.	400	10,020
Akebono Brake Industry Company, Ltd. (A)	9,400	15,117
Albis Company, Ltd.	500	9,763
Alconix Corp.	1,600	18,651
Alpen Company, Ltd.	1,100	20,440
Alps Alpine Company, Ltd.	10,900	102,809
Altech Corp.	1,100	18,188
Amano Corp.	2,200	50,656
Amuse, Inc.	400	7,287
Amvis Holdings, Inc.	600	27,569
Anest Iwata Corp.	1,800	13,933
Anicom Holdings, Inc.	3,700	26,661
Anritsu Corp.	5,700	88,031
AOKI Holdings, Inc.	3,100	16,649
Aoyama Trading Company, Ltd. (A)	2,500	14,545
Aoyama Zaisan Networks Company, Ltd. (B)	1,100	14,554
Aozora Bank, Ltd.	1,300	28,431
Arakawa Chemical Industries, Ltd.	1,400	14,496
Arata Corp.	700	26,826
Arcland Service Holdings Company, Ltd. (B)	1,000	19,675
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Arcs Company, Ltd.	2,125	$39,465
Arealink Company, Ltd.	500	6,684
Argo Graphics, Inc.	1,000	27,992
Arisawa Manufacturing Company, Ltd.	2,900	24,892
ARTERIA Networks Corp.	1,600	21,500
ArtSpark Holdings, Inc. (B)	3,200	26,218
Aruhi Corp.	1,800	16,357
Asahi Company, Ltd.	800	10,075
Asahi Diamond Industrial Company, Ltd.	3,900	22,149
Asahi Holdings, Inc.	3,600	64,306
Asahi Yukizai Corp.	1,200	18,011
Asanuma Corp.	700	33,481
Asia Pile Holdings Corp.	3,300	12,917
ASKA Pharmaceutical Holdings Company, Ltd.	1,600	14,004
ASKUL Corp.	2,000	26,682
Atrae, Inc. (A)	600	12,649
Atsugi Company, Ltd. (A)	1,200	5,896
Autobacs Seven Company, Ltd.	3,000	36,603
Aval Data Corp.	600	13,618
Avant Corp.	900	9,394
Avex, Inc.	900	11,278
Axell Corp.	100	1,043
Axial Retailing, Inc.	800	23,463
Bando Chemical Industries, Ltd.	2,500	19,432
Bank of the Ryukyus, Ltd.	3,000	19,887
Belc Company, Ltd.	500	24,481
Bell System24 Holdings, Inc.	2,400	26,095
Belluna Company, Ltd.	3,300	20,317
Benesse Holdings, Inc.	3,700	72,658
BeNext-Yumeshin Group Company	2,185	32,190
Bengo4.com, Inc. (A)(B)	300	15,885
Bic Camera, Inc.	3,500	29,302
BML, Inc.	1,000	31,094
Bourbon Corp.	500	10,463
Br. Holdings Corp.	2,300	6,982
BrainPad, Inc. (A)	900	11,890
Broadleaf Company, Ltd. (B)	4,600	17,444
Bunka Shutter Company, Ltd.	5,000	46,692
Business Brain Showa-Ota, Inc.	700	12,474
C Uyemura & Company, Ltd.	800	42,941
CAC Holdings Corp.	900	11,361
Can Do Company, Ltd. (B)	90	1,761
Canon Electronics, Inc.	1,700	23,444
Carenet, Inc.	1,200	11,169
Carlit Holdings Company, Ltd.	2,100	12,872
Cawachi, Ltd.	900	17,236
CellSource Company, Ltd. (A)	600	28,300
Central Automotive Products, Ltd.	500	12,922
Central Glass Company, Ltd.	1,900	35,241
Central Security Patrols Company, Ltd.	700	14,681
Central Sports Company, Ltd.	600	12,778
Ceres, Inc.	600	12,743
Charm Care Corp. KK	1,000	12,672
Chilled & Frozen Logistics Holdings Company, Ltd.	1,600	23,410
Chino Corp.	400	5,820
Chiyoda Company, Ltd.	800	5,409
Chiyoda Corp. (A)	9,100	27,814
Chiyoda Integre Company, Ltd.	800	14,073
Chofu Seisakusho Company, Ltd.	1,700	30,152
Chori Company, Ltd.	1,200	19,063
Chubu Shiryo Company, Ltd.	2,000	17,132
Chudenko Corp.	1,900	35,107
Chuetsu Pulp & Paper Company, Ltd.	500	4,179

The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Chugai Ro Company, Ltd.	500	$7,071
Chugoku Marine Paints, Ltd.	4,000	33,016
CI Takiron Corp.	3,000	14,676
Citizen Watch Company, Ltd.	16,000	69,255
CKD Corp.	2,400	48,753
Cleanup Corp.	2,100	9,980
CMIC Holdings Company, Ltd.	1,200	15,970
CMK Corp.	3,700	22,311
COLOPL, Inc.	3,200	18,283
Computer Engineering & Consulting, Ltd.	1,800	16,990
Comture Corp.	1,000	31,315
CONEXIO Corp.	1,300	16,668
COOKPAD, Inc. (A)	2,700	6,091
Corona Corp.	300	2,365
Cosel Company, Ltd.	1,200	8,912
Cosmo Energy Holdings Company, Ltd.	2,900	56,660
Cota Company, Ltd.	484	6,943
CRE, Inc.	800	11,579
Create Restaurants Holdings, Inc. (A)	2,500	15,702
Create SD Holdings Company, Ltd.	1,700	47,075
Credit Saison Company, Ltd.	8,100	85,182
Cresco, Ltd.	800	14,543
CROOZ, Inc. (A)	600	5,094
CTS Company, Ltd.	1,900	13,905
Curves Holdings Company, Ltd.	600	4,144
Cybozu, Inc.	900	14,313
Dai Nippon Toryo Company, Ltd.	1,200	8,630
Daibiru Corp.	3,400	65,535
Daicel Corp.	9,100	62,977
Dai-Dan Company, Ltd.	1,000	19,983
Daido Metal Company, Ltd.	1,900	10,016
Daido Steel Company, Ltd.	1,300	47,218
Daidoh, Ltd. (A)	2,000	2,539
Daihen Corp.	1,100	45,697
Daiho Corp.	800	27,641
Daiichi Jitsugyo Company, Ltd.	400	17,228
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,800	19,422
Daiichikosho Company, Ltd.	300	9,083
Daiken Corp.	1,000	18,866
Daiken Medical Company, Ltd.	400	1,947
Daiki Aluminium Industry Company, Ltd.	3,000	41,775
Daikoku Denki Company, Ltd.	800	8,409
Daikokutenbussan Company, Ltd.	300	13,440
Daikyonishikawa Corp.	1,900	9,670
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	300	6,116
Daiseki Company, Ltd.	2,160	95,957
Daishi Hokuetsu Financial Group, Inc.	2,200	48,544
Daishinku Corp.	1,600	21,686
Daito Pharmaceutical Company, Ltd.	700	18,063
Daitron Company, Ltd.	600	11,189
Daiwa Industries, Ltd.	2,000	21,968
Daiwabo Holdings Company, Ltd.	4,000	63,973
DCM Holdings Company, Ltd.	6,500	60,170
DeNA Company, Ltd.	4,300	66,215
Densan System Holdings Company, Ltd. (B)	700	16,627
Denyo Company, Ltd.	900	14,459
Dexerials Corp.	3,500	126,332
DIC Corp. (B)	2,900	73,105
Digital Arts, Inc.	700	51,148
Digital Garage, Inc.	1,600	67,980
Digital Hearts Holdings Company, Ltd.	900	18,249
Digital Holdings, Inc.	600	6,875
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dip Corp.	1,500	$51,062
DKK Company, Ltd.	1,000	21,776
DKS Company, Ltd.	400	11,180
DMG Mori Company, Ltd.	4,600	79,142
Doshisha Company, Ltd.	1,700	23,148
Doutor Nichires Holdings Company, Ltd.	2,300	32,056
Dowa Holdings Company, Ltd.	1,900	79,971
DTS Corp.	1,800	39,534
Duskin Company, Ltd.	2,100	51,293
DyDo Group Holdings, Inc.	700	28,849
Eagle Industry Company, Ltd.	2,200	21,111
Earth Corp.	800	42,692
Ebara Jitsugyo Company, Ltd. (B)	800	17,315
Ebase Company, Ltd.	1,200	6,743
EDION Corp.	5,000	46,678
EF-ON, Inc.	1,500	8,060
eGuarantee, Inc.	1,300	26,156
E-Guardian, Inc.	900	26,695
Eiken Chemical Company, Ltd.	1,800	30,212
Eizo Corp.	800	28,113
Elan Corp.	2,800	27,045
Elecom Company, Ltd.	1,600	21,058
Electric Power Development Company, Ltd.	4,900	65,119
Elematec Corp.	1,400	13,153
Enigmo, Inc.	2,400	15,952
en-japan, Inc.	1,200	33,913
Enplas Corp.	600	14,229
eRex Company, Ltd.	1,900	33,766
ES-Con Japan, Ltd.	1,500	10,219
ESPEC Corp.	1,600	31,027
Exedy Corp.	1,900	27,506
Ezaki Glico Company, Ltd.	1,900	60,473
FAN Communications, Inc.	2,000	6,751
FCC Company, Ltd.	2,200	28,630
FDK Corp. (A)	1,100	9,585
Feed One Company, Ltd.	1,600	9,751
Ferrotec Holdings Corp.	1,600	58,638
FIDEA Holdings Company, Ltd.	2,140	24,888
Fields Corp.	1,500	6,661
Fixstars Corp.	2,000	15,512
Foster Electric Company, Ltd.	2,100	13,317
France Bed Holdings Company, Ltd.	2,200	17,633
Fronteo, Inc. (B)	1,900	54,282
Fudo Tetra Corp.	1,080	15,729
Fuji Company, Ltd.	1,400	23,795
Fuji Corp. (Aichi)	2,600	58,316
Fuji Corp., Ltd.	1,300	7,837
Fuji Kyuko Company, Ltd.	900	31,912
Fuji Media Holdings, Inc.	2,000	19,245
Fuji Oil Company, Ltd.	4,400	9,777
Fuji Oil Holdings, Inc.	2,500	50,487
Fuji Pharma Company, Ltd.	1,400	12,512
Fuji Seal International, Inc.	2,100	38,665
Fuji Soft, Inc.	900	43,422
Fujibo Holdings, Inc.	700	24,941
Fujicco Company, Ltd.	1,500	24,536
Fujikura Kasei Company, Ltd.	2,000	8,690
Fujikura, Ltd. (A)	11,000	53,997
Fujimi, Inc.	500	33,667
Fujimori Kogyo Company, Ltd.	800	28,604
Fujisash Company, Ltd.	4,900	3,192
Fujitec Company, Ltd.	1,900	41,643
Fujiya Company, Ltd.	500	9,856
Fukuda Corp.	200	7,498

The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukuda Denshi Company, Ltd.	500	$37,333
Fukui Computer Holdings, Inc.	300	9,012
Fukushima Galilei Company, Ltd.	500	20,754
Fukuyama Transporting Company, Ltd.	1,000	34,167
FULLCAST Holdings Company, Ltd.	1,000	21,397
Funai Soken Holdings, Inc.	1,800	40,951
Furukawa Company, Ltd.	1,900	20,986
Furukawa Electric Company, Ltd.	3,400	68,693
Furuno Electric Company, Ltd.	2,400	25,230
Furyu Corp.	1,300	15,482
Fuso Chemical Company, Ltd.	1,000	42,193
Fuso Pharmaceutical Industries, Ltd.	500	11,303
Futaba Corp.	1,600	9,725
Futaba Industrial Company, Ltd.	3,400	12,864
Future Corp.	2,400	36,497
Fuyo General Lease Company, Ltd.	900	62,395
G-7 Holdings, Inc.	2,000	29,333
Gakken Holdings Company, Ltd.	1,600	14,554
Gecoss Corp.	400	2,870
Genki Sushi Company, Ltd.	500	11,078
Genky DrugStores Company, Ltd.	600	32,012
Geo Holdings Corp.	2,700	29,098
Giftee, Inc. (A)	600	10,211
GLOBERIDE, Inc.	1,200	32,969
Glory, Ltd.	2,100	40,001
GMO Financial Holdings, Inc.	1,600	11,752
GMO GlobalSign Holdings KK (B)	500	18,196
GNI Group, Ltd. (A)	2,100	27,089
Goldcrest Company, Ltd.	990	13,929
Golf Digest Online, Inc. (B)	800	8,247
Grace Technology, Inc.	1,700	5,500
Gremz, Inc.	800	17,180
GS Yuasa Corp.	3,000	66,751
G-Tekt Corp.	1,200	14,913
Gun-Ei Chemical Industry Company, Ltd.	400	13,191
GungHo Online Entertainment, Inc. (B)	2,000	44,960
Gunze, Ltd.	800	28,096
H.U. Group Holdings, Inc.	2,200	55,815
H2O Retailing Corp.	4,900	34,533
Hagihara Industries, Inc.	800	8,872
Hagiwara Electric Holdings Company, Ltd.	500	9,110
Hakuto Company, Ltd.	1,300	29,898
Halows Company, Ltd.	600	14,737
Hamakyorex Company, Ltd.	1,000	25,258
Hanwa Company, Ltd.	1,600	45,393
Happinet Corp.	1,000	13,051
Hazama Ando Corp.	10,090	75,936
Heiwa Corp.	2,700	44,464
Heiwa Real Estate Company, Ltd.	1,500	50,557
Heiwado Company, Ltd.	2,000	33,569
Hennge KK (A)	1,000	16,766
Hibiya Engineering, Ltd.	1,500	26,819
HI-LEX Corp.	600	7,817
Hinokiya Group Company, Ltd.	300	5,727
Hioki EE Corp.	500	38,256
Hirano Tecseed Company, Ltd.	1,100	30,726
Hirata Corp.	500	27,743
Hirogin Holdings, Inc.	13,500	80,810
Hiroshima Gas Company, Ltd.	4,900	15,680
Hisaka Works, Ltd.	2,000	15,011
Hitachi Zosen Corp.	9,000	62,404
Hochiki Corp.	600	6,792
Hodogaya Chemical Company, Ltd.	700	35,990
Hogy Medical Company, Ltd.	800	22,655
Hokkaido Electric Power Company, Inc.	11,100	49,645
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokkaido Gas Company, Ltd.	600	$7,959
Hokkan Holdings, Ltd.	1,000	12,616
Hokko Chemical Industry Company, Ltd.	700	5,653
Hokkoku Financial Holdings, Inc.	1,500	33,250
Hokuetsu Corp.	7,900	49,385
Hokuetsu Industries Company, Ltd.	2,000	17,511
Hokuhoku Financial Group, Inc.	5,900	46,880
Hokuriku Electric Power Company	9,400	47,873
Hokuto Corp.	1,600	26,552
H-One Company, Ltd.	1,000	5,879
Honeys Holdings Company, Ltd.	1,350	11,957
Hoosiers Holdings	3,400	20,077
Hosiden Corp.	3,900	39,067
Hosokawa Micron Corp.	1,000	29,621
Ichigo, Inc.	15,700	38,243
Ichikoh Industries, Ltd.	2,300	10,913
Ichinen Holdings Company, Ltd.	1,900	22,064
Ichiyoshi Securities Company, Ltd.	2,800	16,051
Icom, Inc.	500	10,570
IDEC Corp.	1,600	38,723
IDOM, Inc.	3,900	24,515
Iino Kaiun Kaisha, Ltd.	7,300	34,675
IJTT Company, Ltd.	1,200	7,082
Ikegami Tsushinki Company, Ltd.	400	2,360
I'll, Inc.	1,100	13,843
Imasen Electric Industrial	500	2,577
Imuraya Group Company, Ltd.	300	5,820
Inaba Denki Sangyo Company, Ltd.	2,700	63,435
Inaba Seisakusho Company, Ltd.	200	2,383
Inabata & Company, Ltd.	2,000	29,196
Inageya Company, Ltd.	900	10,846
Ines Corp.	900	11,828
i-Net Corp.	900	10,893
Infocom Corp.	1,000	18,954
Infomart Corp.	8,700	70,741
Information Services International-Dentsu, Ltd.	1,400	47,132
INFRONEER Holdings, Inc.	6,468	58,881
Insource Company, Ltd.	600	14,670
Intage Holdings, Inc.	3,100	47,377
I-PEX, Inc.	500	8,508
IR Japan Holdings, Ltd.	400	23,858
Iriso Electronics Company, Ltd.	1,000	37,711
Iseki & Company, Ltd.	1,200	14,418
Isetan Mitsukoshi Holdings, Ltd.	2,100	15,520
Ishihara Sangyo Kaisha, Ltd.	2,100	21,745
ITFOR, Inc.	1,000	7,027
ITmedia, Inc.	900	14,534
Itochu Enex Company, Ltd.	3,800	32,916
Itochu-Shokuhin Company, Ltd.	300	13,028
Itoham Yonekyu Holdings, Inc.	5,100	29,182
Itoki Corp.	2,100	6,521
IwaiCosmo Holdings, Inc.	900	10,598
Izumi Company, Ltd.	1,400	39,261
J Front Retailing Company, Ltd.	8,800	80,132
J Trust Company, Ltd.	4,900	24,221
JAC Recruitment Company, Ltd.	1,200	21,762
Jaccs Company, Ltd.	1,600	41,217
JAFCO Group Company, Ltd.	1,400	80,544
Jalux, Inc. (A)	500	11,087
Jamco Corp. (A)	500	4,190
JANOME Corp.	1,200	7,246
Japan Asset Marketing Company, Ltd. (A)	14,200	20,110
Japan Aviation Electronics Industry, Ltd.	3,000	51,992
Japan Cash Machine Company, Ltd. (A)	700	4,118

The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Elevator Service Holdings Company, Ltd.	2,200	$41,096
Japan Investment Adviser Company, Ltd. (B)	1,000	11,316
Japan Lifeline Company, Ltd.	2,600	24,811
Japan Material Company, Ltd.	3,700	60,953
Japan Medical Dynamic Marketing, Inc.	900	14,644
Japan Petroleum Exploration Company, Ltd.	2,000	43,552
Japan Property Management Center Company, Ltd.	800	6,968
Japan Pulp & Paper Company, Ltd.	600	21,498
Japan Securities Finance Company, Ltd.	5,500	45,915
Japan Transcity Corp.	3,100	19,125
Jastec Company, Ltd.	400	3,684
JBCC Holdings, Inc.	1,200	18,618
JCU Corp.	1,300	61,800
JGC Holdings Corp.	10,700	89,385
Jimoto Holdings, Inc.	980	5,495
JINS Holdings, Inc.	800	48,787
JM Holdings Company, Ltd.	600	8,594
JMS Company, Ltd.	500	2,666
J-Oil Mills, Inc.	1,200	17,435
Joshin Denki Company, Ltd.	1,100	20,480
Joyful Honda Company, Ltd. (B)	1,900	24,332
JSB Company, Ltd.	400	10,992
JSP Corp.	800	11,372
Juki Corp.	1,400	10,320
Juroku Financial Group, Inc.	1,700	32,066
JVCKenwood Corp.	9,070	13,895
K&O Energy Group, Inc.	800	9,996
Kaga Electronics Company, Ltd.	1,100	31,265
Kagome Company, Ltd.	1,400	36,472
Kaken Pharmaceutical Company, Ltd.	1,300	47,597
Kakiyasu Honten Company, Ltd.	500	12,211
Kamakura Shinsho, Ltd.	1,200	6,344
Kameda Seika Company, Ltd.	700	26,042
Kamei Corp.	2,000	18,137
Kamigumi Company, Ltd.	700	13,255
Kanaden Corp.	1,100	10,172
Kanagawa Chuo Kotsu Company, Ltd.	700	20,943
Kanamic Network Company, Ltd.	600	2,557
Kanamoto Company, Ltd.	1,900	39,859
Kandenko Company, Ltd.	4,700	35,016
Kaneka Corp.	1,400	45,967
Kanematsu Corp.	3,500	38,991
Kanematsu Electronics, Ltd.	700	24,159
Kanto Denka Kogyo Company, Ltd.	2,000	19,703
Kasai Kogyo Company, Ltd. (A)	1,000	2,549
Katakura Industries Company, Ltd. (A)(B)	1,700	36,473
Kato Sangyo Company, Ltd.	1,100	32,070
Kato Works Company, Ltd.	400	2,884
Kawada Technologies, Inc.	200	7,442
KeePer Technical Laboratory Company, Ltd.	500	9,656
Keihanshin Building Company, Ltd.	2,000	27,169
Keiyo Company, Ltd.	3,400	25,042
Kenko Mayonnaise Company, Ltd.	900	10,490
KFC Holdings Japan, Ltd.	1,500	37,746
KH Neochem Company, Ltd.	900	24,882
Kimoto Company, Ltd.	3,000	5,899
Kintetsu World Express, Inc.	1,600	41,519
Kissei Pharmaceutical Company, Ltd.	1,100	21,585
Ki-Star Real Estate Company, Ltd.	600	46,540
Kitanotatsujin Corp.	3,300	9,599
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kito Corp.	800	$13,812
Kitz Corp.	4,600	28,474
KLab, Inc. (A)	2,100	9,047
Koa Corp.	1,700	23,804
Koatsu Gas Kogyo Company, Ltd.	3,000	20,578
Kobe Electric Railway Company, Ltd. (A)	300	8,236
Kobe Steel, Ltd.	13,000	65,188
Kohnan Shoji Company, Ltd.	1,200	35,312
Kojima Company, Ltd.	3,000	14,132
Kokuyo Company, Ltd.	3,800	56,699
Komatsu Matere Company, Ltd.	2,000	22,198
KOMEDA Holdings Company, Ltd.	2,600	46,342
Komeri Company, Ltd.	1,500	33,388
Komori Corp.	3,700	22,131
Kondotec, Inc.	1,300	11,327
Konica Minolta, Inc.	21,700	99,017
Konishi Company, Ltd.	2,200	33,119
Konoike Transport Company, Ltd.	2,600	27,854
Krosaki Harima Corp.	400	15,334
K's Holdings Corp.	7,300	70,937
Kumagai Gumi Company, Ltd.	1,800	44,935
Kumiai Chemical Industry Company, Ltd.	3,400	23,389
Kurabo Industries, Ltd.	1,600	27,220
Kureha Corp.	800	57,159
Kurimoto, Ltd.	1,000	13,698
Kusuri no Aoki Holdings Company, Ltd.	700	44,360
KYB Corp.	1,000	28,057
Kyodo Printing Company, Ltd.	500	12,450
Kyoei Steel, Ltd.	1,800	22,152
Kyokuto Kaihatsu Kogyo Company, Ltd.	2,300	30,580
Kyokuto Securities Company, Ltd.	2,300	14,952
Kyokuyo Company, Ltd.	700	18,731
KYORIN Holdings, Inc.	1,900	30,485
Kyosan Electric Manufacturing Company, Ltd.	2,000	8,057
Kyudenko Corp.	1,700	52,532
Kyushu Financial Group, Inc.	20,200	73,386
LAC Company, Ltd.	1,400	9,101
Lacto Japan Company, Ltd.	800	16,814
LEC, Inc.	1,600	12,029
Life Corp.	800	23,696
LIFULL Company, Ltd.	3,800	7,997
Link And Motivation, Inc.	2,300	11,013
Lintec Corp.	1,900	43,584
Litalico, Inc.	600	21,034
Locondo, Inc.	400	4,500
M&A Capital Partners Company, Ltd. (A)	600	27,490
Mabuchi Motor Company, Ltd.	2,300	76,075
Macnica Fuji Electronics Holdings, Inc.	2,650	63,412
Macromill, Inc.	2,300	22,171
Maeda Kosen Company, Ltd.	1,100	37,533
Maezawa Kasei Industries Company, Ltd. (B)	1,100	12,301
Maezawa Kyuso Industries Company, Ltd.	1,800	16,693
Makino Milling Machine Company, Ltd.	1,200	42,944
Management Solutions Company, Ltd. (A)	1,300	40,388
Mandom Corp.	1,600	19,695
Mani, Inc.	3,200	44,412
MarkLines Company, Ltd.	400	9,593
Mars Group Holdings Corp.	700	10,254
Marubun Corp.	200	1,467
Marudai Food Company, Ltd.	1,600	21,220
Maruha Nichiro Corp.	1,500	31,425
Maruichi Steel Tube, Ltd.	2,200	48,746
Marusan Securities Company, Ltd.	4,700	21,218

The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Maruwa Company, Ltd.	300	$42,474
Maruwa Unyu Kikan Company, Ltd. (B)	1,100	13,951
Maruzen Company, Ltd.	800	14,779
Maruzen Showa Unyu Company, Ltd.	800	22,268
Marvelous, Inc.	1,400	8,890
Matsuda Sangyo Company, Ltd.	1,400	29,657
Matsui Securities Company, Ltd.	4,900	33,678
Max Company, Ltd.	2,000	33,384
Maxell, Ltd.	2,200	26,186
Maxvalu Tokai Company, Ltd.	1,100	26,396
MCJ Company, Ltd.	3,200	30,127
Mebuki Financial Group, Inc.	37,200	76,571
MEC Company, Ltd.	1,500	52,169
Media Do Company, Ltd.	600	21,381
Medical Data Vision Company, Ltd.	1,700	18,379
Medikit Company, Ltd.	500	12,392
MedPeer, Inc. (A)	600	18,681
Megachips Corp.	1,100	49,254
Megmilk Snow Brand Company, Ltd.	1,800	31,207
Meidensha Corp.	1,800	42,900
Meiko Electronics Company, Ltd.	1,200	49,614
Meisei Industrial Company, Ltd.	3,000	19,804
Meitec Corp.	1,300	76,526
Meito Sangyo Company, Ltd.	900	13,304
Melco Holdings, Inc.	500	17,675
Members Company, Ltd.	400	8,396
Menicon Company, Ltd.	1,000	29,580
METAWATER Company, Ltd.	1,600	28,112
Micronics Japan Company, Ltd.	2,100	33,814
Midac Holdings Company, Ltd. (B)	500	17,673
Mie Kotsu Group Holdings, Inc.	3,700	15,526
Milbon Company, Ltd.	1,112	55,165
Mimasu Semiconductor Industry Company, Ltd.	1,400	32,264
Ministop Company, Ltd.	1,100	13,439
Mirainovate Company, Ltd. (A)(B)	3,300	6,026
Mirait Holdings Corp.	4,240	69,945
Miroku Jyoho Service Company, Ltd.	700	8,401
Mitani Corp.	2,000	35,308
Mitani Sekisan Company, Ltd. (B)	600	39,919
Mito Securities Company, Ltd.	6,300	14,941
Mitsuba Corp. (A)	2,300	8,984
Mitsubishi Logisnext Company, Ltd.	1,000	9,215
Mitsubishi Logistics Corp.	1,600	40,184
Mitsubishi Materials Corp.	1,900	32,653
Mitsubishi Paper Mills, Ltd. (A)	2,600	7,329
Mitsubishi Pencil Company, Ltd.	1,500	15,808
Mitsubishi Research Institute, Inc.	500	17,550
Mitsubishi Shokuhin Company, Ltd.	600	14,433
Mitsubishi Steel Manufacturing Company, Ltd.	1,000	9,154
Mitsuboshi Belting, Ltd.	1,000	18,757
Mitsui DM Sugar Holdings Company, Ltd.	1,000	16,868
Mitsui E&S Holdings Company, Ltd. (A)	4,600	15,245
Mitsui Matsushima Holdings Company, Ltd.	1,000	16,440
Mitsui Mining & Smelting Company, Ltd.	2,500	68,122
Mitsui-Soko Holdings Company, Ltd.	1,700	36,741
Mitsuuroko Group Holdings Company, Ltd.	3,200	33,801
Mixi, Inc.	1,800	31,522
Mizuho Leasing Company, Ltd.	1,400	38,825
Mizuno Corp.	1,400	27,300
Mochida Pharmaceutical Company, Ltd.	900	27,235
Modec, Inc.	1,700	20,361
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Monex Group, Inc.	8,000	$48,806
Morinaga & Company, Ltd.	1,700	55,603
Morinaga Milk Industry Company, Ltd.	500	23,752
Morita Holdings Corp.	2,200	25,032
Morningstar Japan KK	1,300	7,279
MrMax Holdings, Ltd.	1,700	8,970
MTG Company, Ltd. (B)	1,300	16,574
m-up Holdings, Inc.	2,000	17,862
Musashi Seimitsu Industry Company, Ltd.	2,600	43,333
Nachi-Fujikoshi Corp.	600	21,508
Nafco Company, Ltd.	1,100	16,753
Nagano Keiki Company, Ltd.	1,800	24,643
Nagase & Company, Ltd.	5,100	82,662
Nagatanien Holdings Company, Ltd.	1,000	16,990
Nagawa Company, Ltd. (B)	300	29,720
Nakamuraya Company, Ltd.	300	9,544
Nakanishi, Inc.	1,800	33,151
Nakayama Steel Works, Ltd.	1,100	4,080
Namura Shipbuilding Company, Ltd. (A)	3,252	5,902
Nankai Electric Railway Company, Ltd.	4,600	87,026
Natori Company, Ltd.	700	12,441
NEC Capital Solutions, Ltd.	800	13,977
NEC Networks & System Integration Corp.	2,100	32,939
Neturen Company, Ltd.	2,300	11,664
Nextage Company, Ltd.	2,300	47,455
NHK Spring Company, Ltd.	9,100	77,407
Nice Corp.	600	8,810
Nichias Corp.	2,400	57,919
Nichiban Company, Ltd.	700	10,911
Nichicon Corp.	3,400	37,359
Nichiden Corp.	600	12,269
Nichiha Corp.	1,200	31,906
Nichi-iko Pharmaceutical Company, Ltd.	3,100	19,004
Nichireki Company, Ltd.	2,000	24,720
Nichirin Company, Ltd.	1,040	14,905
Nihon Chouzai Company, Ltd.	800	9,566
Nihon Flush Company, Ltd.	1,000	9,322
Nihon House Holdings Company, Ltd.	1,000	4,407
Nihon Kagaku Sangyo Company, Ltd.	1,000	12,039
Nihon Nohyaku Company, Ltd.	4,000	17,204
Nihon Parkerizing Company, Ltd.	3,900	38,171
Nihon Tokushu Toryo Company, Ltd.	1,000	7,586
Nikkiso Company, Ltd.	2,100	14,670
Nikkon Holdings Company, Ltd.	2,900	54,638
Nippn Corp.	2,700	38,909
Nippon Air Conditioning Services Company, Ltd.	1,600	11,286
Nippon Beet Sugar Manufacturing Company, Ltd.	900	13,349
Nippon Carbon Company, Ltd.	500	18,143
Nippon Chemical Industrial Company, Ltd.	700	16,561
Nippon Chemi-Con Corp. (A)	1,100	17,099
Nippon Coke & Engineering Company, Ltd.	18,000	20,665
Nippon Commercial Development Company, Ltd. (B)	1,100	16,451
Nippon Concrete Industries Company, Ltd.	2,600	6,309
Nippon Denko Company, Ltd.	6,530	16,582
Nippon Densetsu Kogyo Company, Ltd.	2,100	30,389
Nippon Electric Glass Company, Ltd.	3,800	97,431
Nippon Fine Chemical Company, Ltd.	800	16,610
Nippon Gas Company, Ltd.	5,400	71,591
Nippon Hume Corp.	2,000	12,049
Nippon Kanzai Company, Ltd.	400	10,053

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Kayaku Company, Ltd.	5,300	$54,616
Nippon Kodoshi Corp.	800	19,427
Nippon Koei Company, Ltd.	1,000	27,748
Nippon Light Metal Holdings Company, Ltd.	2,820	42,346
Nippon Paper Industries Company, Ltd.	4,600	43,442
Nippon Parking Development Company, Ltd.	8,400	10,076
Nippon Pillar Packing Company, Ltd.	1,500	48,442
Nippon Rietec Company, Ltd.	300	4,054
Nippon Seiki Company, Ltd.	3,000	30,289
Nippon Sharyo, Ltd.	600	10,738
Nippon Shokubai Company, Ltd.	800	37,040
Nippon Signal Company, Ltd.	3,000	23,871
Nippon Soda Company, Ltd.	1,200	34,546
Nippon Steel Trading Corp.	972	42,439
Nippon Suisan Kaisha, Ltd.	13,000	61,445
Nippon Thompson Company, Ltd.	4,700	27,862
Nippon Yakin Kogyo Company, Ltd.	1,000	19,726
Nipro Corp.	6,000	56,802
Nishikawa Rubber Company, Ltd.	800	12,386
Nishimatsu Construction Company, Ltd.	2,300	72,883
Nishimatsuya Chain Company, Ltd.	1,600	19,189
Nishi-Nippon Financial Holdings, Inc.	7,000	45,211
Nishi-Nippon Railroad Company, Ltd.	3,000	68,038
Nishio Rent All Company, Ltd.	800	19,969
Nissan Shatai Company, Ltd.	3,400	20,849
Nissei ASB Machine Company, Ltd.	500	13,760
Nissei Plastic Industrial Company, Ltd.	1,600	14,574
Nissha Company, Ltd.	2,300	33,419
Nisshinbo Holdings, Inc.	6,168	46,956
Nissin Corp.	1,400	20,169
Nissin Electric Company, Ltd.	3,400	46,555
Nissin Sugar Company, Ltd.	1,100	16,402
Nisso Corp.	2,400	18,861
Nitta Corp.	1,300	33,315
Nittan Valve Company, Ltd.	1,200	2,914
Nittetsu Mining Company, Ltd.	300	17,227
Nitto Boseki Company, Ltd.	800	20,499
Nitto Kogyo Corp.	1,600	22,121
Nitto Kohki Company, Ltd.	1,000	15,898
Nitto Seiko Company, Ltd.	1,700	9,614
Noevir Holdings Company, Ltd.	800	37,505
Nohmi Bosai, Ltd.	1,300	25,454
Nojima Corp.	1,600	33,504
NOK Corp.	4,700	51,194
Nomura Micro Science Company, Ltd.	600	29,122
Noritake Company, Ltd.	700	30,522
Noritsu Koki Company, Ltd.	1,000	23,573
Noritz Corp.	2,100	30,664
North Pacific Bank, Ltd.	12,900	28,024
NS Tool Company, Ltd.	800	10,976
NS United Kaiun Kaisha, Ltd.	800	24,344
NSD Company, Ltd.	3,000	54,494
NTN Corp. (A)	18,400	38,432
Obara Group, Inc. (B)	600	18,054
Ohsho Food Service Corp.	700	37,184
Oiles Corp.	1,380	20,286
Oisix ra daichi, Inc. (A)	1,200	32,261
Okabe Company, Ltd.	2,600	16,400
Okamoto Industries, Inc.	600	22,045
Okamura Corp.	3,700	41,352
Okasan Securities Group, Inc.	7,000	23,174
Oki Electric Industry Company, Ltd.	4,700	36,965
Okinawa Cellular Telephone Company	400	17,789
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Okinawa Financial Group, Inc.	1,140	$21,924
OKUMA Corp.	1,100	48,955
Okumura Corp.	1,600	44,926
Okura Industrial Company, Ltd.	800	15,223
Okuwa Company, Ltd.	1,000	8,267
Onoken Company, Ltd.	1,500	21,868
Onward Holdings Company, Ltd.	7,100	18,471
Optex Group Company, Ltd.	800	11,423
Optim Corp. (A)	700	8,013
Optorun Company, Ltd.	1,100	22,700
Organo Corp.	600	45,102
Orient Corp.	17,800	19,327
Oriental Shiraishi Corp. (A)	7,600	15,394
Origin Company, Ltd.	600	6,621
Oro Company, Ltd.	700	17,692
Osaka Organic Chemical Industry, Ltd.	800	23,104
Osaka Soda Company, Ltd.	800	21,137
Osaka Steel Company, Ltd.	700	7,043
OSAKA Titanium Technologies Company, Ltd. (A)	800	5,491
Osaki Electric Company, Ltd.	3,000	12,212
OSG Corp.	3,300	51,287
Outsourcing, Inc.	5,800	78,259
Oyo Corp.	1,300	24,286
Pacific Industrial Company, Ltd.	3,000	31,717
Pacific Metals Company, Ltd.	1,100	20,444
PAL GROUP Holdings Company, Ltd.	700	10,453
Paramount Bed Holdings Company, Ltd.	1,600	27,142
Paris Miki Holdings, Inc.	1,100	2,122
Park24 Company, Ltd. (A)	3,000	41,123
Pasona Group, Inc.	1,300	37,298
PC Depot Corp.	1,700	4,612
Penta-Ocean Construction Company, Ltd.	12,400	70,092
Pickles Corp.	800	12,591
Pigeon Corp. (B)	3,400	65,067
Pilot Corp.	1,200	45,938
Piolax, Inc.	2,100	32,123
Plenus Company, Ltd.	900	15,786
Poletowin Pitcrew Holdings, Inc.	2,000	18,026
Precision System Science Company, Ltd. (A)	500	2,109
Premium Group Company, Ltd.	800	26,262
Premium Water Holdings, Inc. (A)	400	9,724
Press Kogyo Company, Ltd.	7,000	23,748
Pressance Corp.	700	12,756
Prestige International, Inc.	5,000	29,070
Prima Meat Packers, Ltd.	1,500	32,379
Pronexus, Inc.	600	5,825
Proto Corp.	400	4,777
PS Mitsubishi Construction Company, Ltd.	2,600	13,719
Punch Industry Company, Ltd.	1,300	6,152
Qol Holdings Company, Ltd.	1,400	17,051
Raccoon Holdings, Inc. (B)	800	9,810
Raito Kogyo Company, Ltd.	2,400	41,339
Raiznext Corp.	3,300	33,576
Raysum Company, Ltd.	1,600	9,840
Relia, Inc.	2,100	17,824
Rengo Company, Ltd.	8,600	65,054
Resorttrust, Inc.	3,700	60,464
Restar Holdings Corp.	1,600	28,038
Retail Partners Company, Ltd.	300	3,578
Rheon Automatic Machinery Company, Ltd.	1,500	16,979
Ricoh Leasing Company, Ltd.	800	26,849
Riken Corp.	600	13,434

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Riken Keiki Company, Ltd.	400	$20,429
Riken Technos Corp.	3,000	13,575
Riken Vitamin Company, Ltd.	1,400	20,768
Rion Company, Ltd.	500	10,235
Riso Kyoiku Company, Ltd.	9,300	31,808
Rock Field Company, Ltd.	1,000	13,107
Rokko Butter Company, Ltd.	600	8,115
Roland Corp.	300	10,239
Roland DG Corp.	900	29,316
Rorze Corp.	400	43,079
Ryobi, Ltd.	1,400	13,346
Ryoden Corp.	1,500	23,806
Ryosan Company, Ltd.	1,500	29,673
Ryoyo Electro Corp.	500	10,422
S Foods, Inc.	900	27,247
S&B Foods, Inc.	600	19,724
Sac's Bar Holdings, Inc.	600	2,703
Saibu Gas Holdings Company, Ltd.	1,500	27,747
Saint-Care Holding Corp.	1,900	12,996
Saizeriya Company, Ltd.	600	15,671
Sakai Chemical Industry Company, Ltd.	1,400	27,891
Sakai Moving Service Company, Ltd.	500	18,840
Sakata INX Corp.	3,100	26,795
Sakata Seed Corp.	200	5,713
Sala Corp.	3,000	16,477
SAMTY Company, Ltd.	1,600	30,554
San ju San Financial Group, Inc.	1,700	21,736
San-A Company, Ltd.	900	32,700
San-Ai Oil Company, Ltd.	3,500	40,628
Sangetsu Corp.	2,100	29,641
Sanken Electric Company, Ltd.	400	21,927
Sanki Engineering Company, Ltd.	2,000	25,035
Sankyo Company, Ltd.	1,900	49,253
Sankyo Seiko Company, Ltd.	3,200	15,498
Sankyo Tateyama, Inc.	2,500	15,732
Sanoh Industrial Company, Ltd.	1,900	15,640
Sanshin Electronics Company, Ltd.	700	8,972
Sanyo Chemical Industries, Ltd.	600	27,849
Sanyo Denki Company, Ltd.	400	20,980
Sanyo Electric Railway Company, Ltd.	1,600	28,063
Sanyo Shokai, Ltd. (A)	700	5,408
Sanyo Special Steel Company, Ltd.	1,400	24,823
Sanyo Trading Company, Ltd.	1,200	10,860
Sapporo Holdings, Ltd.	2,700	51,347
Sato Holdings Corp.	1,700	32,552
Sawada Holdings Company, Ltd.	1,000	10,629
Sawai Group Holdings Company, Ltd.	1,800	68,814
SB Technology Corp.	800	17,905
SBS Holdings, Inc.	900	25,534
Scroll Corp.	2,300	16,986
Seika Corp.	500	7,118
Seikagaku Corp.	1,700	13,915
Seikitokyu Kogyo Company, Ltd.	1,600	11,294
Seiko Holdings Corp.	1,400	27,329
Seino Holdings Company, Ltd.	1,000	10,135
Seiren Company, Ltd.	2,700	59,153
Sekisui Jushi Corp.	1,600	29,104
Sekisui Kasei Company, Ltd.	2,500	10,435
Senko Group Holdings Company, Ltd.	4,700	37,858
Senshu Electric Company, Ltd.	500	25,903
Senshu Ikeda Holdings, Inc.	17,200	25,408
Senshukai Company, Ltd. (B)	3,300	11,168
Septeni Holdings Company, Ltd.	4,800	20,293
Seria Company, Ltd.	400	11,586
Seven Bank, Ltd.	23,300	48,168
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shibaura Electronics Company, Ltd.	500	$37,972
Shibaura Machine Company, Ltd.	1,600	52,359
Shibaura Mechatronics Corp.	300	25,131
Shibuya Corp.	800	20,778
Shikibo, Ltd.	1,100	8,632
Shikoku Chemicals Corp.	3,000	36,804
Shikoku Electric Power Company, Inc.	5,600	39,588
Shima Seiki Manufacturing, Ltd.	1,200	20,586
Shinagawa Refractories Company, Ltd.	600	20,716
Shindengen Electric Manufacturing Company, Ltd. (A)	500	16,117
Shin-Etsu Polymer Company, Ltd.	3,000	28,855
Shinko Shoji Company, Ltd.	1,900	15,160
Shinmaywa Industries, Ltd.	2,400	18,257
Shinnihon Corp.	2,500	17,776
Shinoken Group Company, Ltd.	2,000	16,136
Shinwa Company, Ltd.	700	13,141
Ship Healthcare Holdings, Inc.	2,400	55,925
Shizuoka Gas Company, Ltd.	4,500	38,565
SHO-BOND Holdings Company, Ltd.	900	40,436
Shoei Company, Ltd.	1,200	47,310
Shoei Foods Corp.	700	23,368
Shofu, Inc.	600	10,662
Showa Sangyo Company, Ltd.	1,000	23,116
SIGMAXYZ Holdings, Inc.	900	20,464
Siix Corp.	1,600	19,703
Sinanen Holdings Company, Ltd.	800	25,288
Sinfonia Technology Company, Ltd.	1,600	18,262
Sinko Industries, Ltd.	1,500	26,238
Sintokogio, Ltd.	3,400	20,995
SKY Perfect JSAT Holdings, Inc.	7,800	28,483
Smaregi, Inc. (A)	400	7,428
SMK Corp.	300	5,953
Snow Peak, Inc. (B)	1,200	33,132
Sodick Company, Ltd.	2,400	17,080
Softcreate Holdings Corp.	700	26,430
Software Service, Inc.	200	11,263
Soken Chemical & Engineering Company, Ltd.	800	11,685
Solasto Corp.	3,200	34,381
Sotetsu Holdings, Inc.	2,400	43,965
Space Value Holdings Company, Ltd. (A)	2,000	19,965
Sparx Group Company, Ltd. (B)	7,400	19,249
S-Pool, Inc.	5,000	52,842
SRA Holdings	600	15,039
SRE Holdings Corp. (A)	400	25,187
ST Corp.	700	9,358
St. Marc Holdings Company, Ltd.	800	10,178
Star Mica Holdings Company, Ltd.	1,100	12,704
Star Micronics Company, Ltd.	2,300	30,995
Starts Corp., Inc.	1,900	41,517
Starzen Company, Ltd.	600	10,441
Stella Chemifa Corp.	800	18,418
Strike Company, Ltd.	700	31,125
Studio Alice Company, Ltd.	900	16,769
Sugimoto & Company, Ltd.	700	14,786
Sumida Corp.	1,600	17,638
Suminoe Textile Company, Ltd.	500	6,610
Sumitomo Bakelite Company, Ltd.	1,200	60,900
Sumitomo Densetsu Company, Ltd.	1,300	23,605
Sumitomo Mitsui Construction Company, Ltd.	6,000	22,325
Sumitomo Osaka Cement Company, Ltd.	1,500	46,131
Sumitomo Riko Company, Ltd.	2,400	12,394
Sumitomo Seika Chemicals Company, Ltd.	500	13,632

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sun Frontier Fudousan Company, Ltd.	2,200	$19,155
Suruga Bank, Ltd.	7,000	30,920
SWCC Showa Holdings Company, Ltd.	2,400	34,721
Systena Corp.	10,800	40,303
Syuppin Company, Ltd.	1,200	11,346
T Hasegawa Company, Ltd.	1,600	37,620
T RAD Company, Ltd.	500	12,169
T&K Toka Company, Ltd.	1,600	11,582
Tachibana Eletech Company, Ltd.	1,360	18,939
Tachi-S Company, Ltd.	2,400	26,380
Tadano, Ltd.	5,000	48,210
Taihei Dengyo Kaisha, Ltd.	1,000	24,950
Taiheiyo Cement Corp.	600	11,849
Taiho Kogyo Company, Ltd.	1,200	8,477
Taikisha, Ltd.	900	24,518
Taiko Pharmaceutical Company, Ltd.	1,200	8,594
Taisei Lamick Company, Ltd.	500	11,880
Taiyo Holdings Company, Ltd.	2,000	60,495
Takamatsu Construction Group Company, Ltd.	1,000	17,132
Takaoka Toko Company, Ltd.	700	8,645
Takara Holdings, Inc.	3,200	34,035
Takara Leben Company, Ltd.	6,300	15,843
Takara Standard Company, Ltd.	2,200	27,036
Takasago International Corp.	1,200	30,161
Takasago Thermal Engineering Company, Ltd.	1,700	28,047
Takashimaya Company, Ltd.	7,500	69,875
Take And Give Needs Company, Ltd. (A)	200	1,675
Takeuchi Manufacturing Company, Ltd.	1,600	37,957
Takihyo Company, Ltd.	600	8,337
Takuma Company, Ltd.	3,000	37,155
Tama Home Company, Ltd. (B)	1,000	20,096
Tamron Company, Ltd.	1,500	37,215
Tamura Corp. (B)	6,000	34,934
Tanseisha Company, Ltd.	1,100	7,502
Tatsuta Electric Wire & Cable Company, Ltd.	4,200	17,449
Tayca Corp.	1,500	16,901
TBS Holdings, Inc.	700	10,147
TDC Soft, Inc.	1,200	12,052
TechMatrix Corp.	1,400	23,132
Techno Horizon Company, Ltd.	1,400	9,885
Teijin, Ltd.	3,600	44,310
Teikoku Electric Manufacturing Company, Ltd.	1,700	21,875
Teikoku Sen-I Company, Ltd.	1,200	24,238
Tekken Corp.	800	12,466
Tenma Corp.	1,000	22,980
T-Gaia Corp.	900	12,971
The 77 Bank, Ltd.	2,800	32,487
The Aichi Bank, Ltd.	600	24,312
The Akita Bank, Ltd.	1,100	15,635
The Aomori Bank, Ltd.	1,700	26,203
The Awa Bank, Ltd.	2,200	41,532
The Bank of Iwate, Ltd.	1,100	17,859
The Bank of Nagoya, Ltd.	1,100	26,240
The Bank of Saga, Ltd.	1,000	12,581
The Chiba Kogyo Bank, Ltd.	3,200	7,365
The Chugoku Bank, Ltd.	6,700	52,462
The Chukyo Bank, Ltd.	900	14,214
The Ehime Bank, Ltd.	2,100	15,218
The First Bank of Toyama, Ltd.	2,800	7,181
The Fukui Bank, Ltd.	1,800	21,970
The Fukushima Bank, Ltd. (A)	2,100	4,230
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
The Gunma Bank, Ltd.	14,200	$43,422
The Hachijuni Bank, Ltd.	14,100	48,170
The Hyakugo Bank, Ltd.	12,500	37,345
The Hyakujushi Bank, Ltd.	1,700	22,237
The Iyo Bank, Ltd.	11,300	56,542
The Japan Steel Works, Ltd.	1,900	63,770
The Japan Wool Textile Company, Ltd.	4,000	31,834
The Keiyo Bank, Ltd.	4,400	17,795
The Kinki Sharyo Company, Ltd.	300	2,591
The Kita-Nippon Bank, Ltd.	700	9,679
The Kiyo Bank, Ltd.	3,800	46,614
The Michinoku Bank, Ltd.	1,400	9,965
The Miyazaki Bank, Ltd.	1,000	18,070
The Monogatari Corp.	400	23,486
The Musashino Bank, Ltd.	1,700	26,571
The Nagano Bank, Ltd.	800	8,716
The Nanto Bank, Ltd.	2,000	33,743
The Nippon Road Company, Ltd.	500	35,822
The Nisshin Oillio Group, Ltd.	1,200	30,274
The Ogaki Kyoritsu Bank, Ltd.	1,600	26,873
The Oita Bank, Ltd.	900	14,287
The Okinawa Electric Power Company, Inc.	1,990	25,214
The Pack Corp.	800	18,767
The San-In Godo Bank, Ltd.	8,000	45,019
The Shibusawa Warehouse Company, Ltd.	1,000	20,333
The Shiga Bank, Ltd.	2,200	39,561
The Shikoku Bank, Ltd.	2,800	18,866
The Shimizu Bank, Ltd.	500	6,916
The Sumitomo Warehouse Company, Ltd.	3,324	56,204
The Tochigi Bank, Ltd.	8,000	16,058
The Toho Bank, Ltd.	12,000	22,122
The Tohoku Bank, Ltd.	400	3,493
The Tottori Bank, Ltd.	400	4,032
The Towa Bank, Ltd.	2,900	13,667
The Yamagata Bank, Ltd.	2,000	15,085
The Yamanashi Chuo Bank, Ltd.	2,000	14,957
Tigers Polymer Corp.	1,000	3,984
TKC Corp.	1,200	36,073
Toa Corp. (Hyogo)	1,400	9,849
Toa Corp. (Tokyo) (B)	1,200	25,237
Toagosei Company, Ltd. (B)	4,300	43,258
Tobishima Corp.	720	6,380
TOC Company, Ltd.	3,400	19,640
Tocalo Company, Ltd.	3,200	41,044
Toda Corp.	8,400	53,213
Toda Kogyo Corp. (A)	300	11,493
Toenec Corp.	600	17,630
Toho Company, Ltd. (A)	600	6,696
Toho Holdings Company, Ltd.	2,400	36,631
Toho Titanium Company, Ltd.	3,000	24,636
Toho Zinc Company, Ltd.	800	15,896
Tokai Carbon Company, Ltd.	6,500	68,325
Tokai Corp.	1,200	20,615
TOKAI Holdings Corp.	4,000	30,230
Tokai Rika Company, Ltd.	2,600	35,041
Tokai Tokyo Financial Holdings, Inc.	11,500	39,438
Token Corp.	410	33,701
Tokushu Tokai Paper Company, Ltd.	600	21,505
Tokuyama Corp.	3,200	50,884
Tokyo Base Company, Ltd. (A)	900	4,723
Tokyo Electron Device, Ltd.	400	22,797
Tokyo Energy & Systems, Inc.	2,000	18,985
Tokyo Keiki, Inc.	1,000	8,699
Tokyo Kiraboshi Financial Group, Inc.	1,936	25,513

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Rakutenchi Company, Ltd.	200	$6,979
Tokyo Rope Manufacturing Company, Ltd. (A)	200	1,514
Tokyo Seimitsu Company, Ltd.	1,800	79,729
Tokyo Steel Manufacturing Company, Ltd.	5,100	61,174
Tokyo Tekko Company, Ltd.	800	9,214
Tokyo Theatres Company, Inc. (A)	900	9,496
Tokyotokeiba Company, Ltd.	600	22,224
Tokyu Construction Company, Ltd.	3,900	22,589
Tomato Bank, Ltd.	1,100	10,128
Tomen Devices Corp.	200	13,051
Tomoe Corp.	2,200	9,103
Tomoku Company, Ltd.	500	7,772
TOMONY Holdings, Inc.	10,600	29,182
Tomy Company, Ltd.	4,500	43,003
Tonami Holdings Company, Ltd.	500	16,946
Topcon Corp.	4,700	67,860
Topre Corp.	2,300	23,799
Topy Industries, Ltd.	1,300	12,614
Torex Semiconductor, Ltd.	700	20,437
Toridoll Holdings Corp.	2,800	60,546
Torii Pharmaceutical Company, Ltd.	1,100	27,515
Torishima Pump Manufacturing Company, Ltd.	900	7,490
Tosei Corp.	2,500	21,948
Toshiba TEC Corp.	1,100	45,064
Totetsu Kogyo Company, Ltd.	1,000	21,814
Towa Corp.	1,300	36,645
Towa Pharmaceutical Company, Ltd.	1,500	37,385
Toyo Construction Company, Ltd.	3,100	15,666
Toyo Corp.	1,100	10,671
Toyo Denki Seizo KK	600	5,577
Toyo Engineering Corp. (A)	2,200	13,538
Toyo Gosei Company, Ltd.	300	40,748
Toyo Ink SC Holdings Company, Ltd.	2,200	36,856
Toyo Kanetsu KK	400	8,724
Toyo Securities Company, Ltd.	6,000	7,719
Toyo Seikan Group Holdings, Ltd.	1,900	22,693
Toyo Tanso Company, Ltd.	1,000	27,844
Toyo Tire Corp.	2,300	35,906
Toyo Wharf & Warehouse Company, Ltd.	600	7,547
Toyobo Company, Ltd.	4,093	44,738
Toyoda Gosei Company, Ltd.	700	15,226
TPR Company, Ltd.	1,400	17,349
Trancom Company, Ltd.	400	31,100
Transaction Company, Ltd.	1,700	15,966
Transcosmos, Inc.	800	22,813
TRE Holdings Corp.	868	13,367
Tri Chemical Laboratories, Inc.	1,200	38,035
Trusco Nakayama Corp.	2,200	52,280
TS Tech Company, Ltd.	4,400	54,161
TSI Holdings Company, Ltd. (A)	5,270	15,528
Tsubaki Nakashima Company, Ltd.	2,300	29,385
Tsubakimoto Chain Company	1,600	43,969
Tsugami Corp.	1,600	24,410
Tsukishima Kikai Company, Ltd.	2,000	19,719
Tsukuba Bank, Ltd.	5,700	8,771
Tsumura & Company	2,400	68,359
Tsurumi Manufacturing Company, Ltd.	1,000	14,403
TV Asahi Holdings Corp.	700	8,714
UACJ Corp. (A)	1,903	44,069
Ube Industries, Ltd.	4,400	76,455
Ubicom Holdings, Inc.	500	13,125
Uchida Yoko Company, Ltd.	400	18,320
Ulvac, Inc.	900	56,298
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Uniden Holdings Corp.	400	$12,727
Union Tool Company	700	24,193
Unipres Corp.	2,600	18,177
United Super Markets Holdings, Inc.	2,400	22,073
UNITED, Inc.	1,300	22,484
Unitika, Ltd. (A)	5,900	15,386
Universal Entertainment Corp. (A)	1,200	25,475
Ushio, Inc.	5,200	86,396
UT Group Company, Ltd.	1,500	56,336
UUUM Company, Ltd. (A)	800	5,585
Uzabase, Inc. (A)	800	10,194
V Technology Company, Ltd.	400	12,495
Valor Holdings Company, Ltd.	1,700	31,745
Valqua, Ltd.	1,000	23,570
ValueCommerce Company, Ltd.	900	35,021
Vector, Inc. (A)	3,100	31,670
Vital KSK Holdings, Inc.	3,500	24,540
VT Holdings Company, Ltd.	6,600	26,772
Wacoal Holdings Corp.	1,900	35,307
Wacom Company, Ltd.	8,000	63,651
Wakachiku Construction Company, Ltd.	900	14,636
Wakita & Company, Ltd.	2,300	21,534
Warabeya Nichiyo Holdings Company, Ltd.	900	16,144
Watahan & Company, Ltd.	600	6,598
WDB Holdings Company, Ltd.	700	18,837
Weathernews, Inc.	300	25,067
West Holdings Corp.	1,416	70,401
Will Group, Inc.	1,200	14,986
WIN-Partners Company, Ltd. (B)	1,000	8,652
World Company, Ltd.	700	7,232
World Holdings Company, Ltd.	600	13,530
Wowow, Inc.	600	9,154
Xebio Holdings Company, Ltd.	2,800	22,456
Yahagi Construction Company, Ltd.	2,000	13,314
Yaizu Suisankagaku Industry Company, Ltd.	1,100	8,703
YAKUODO Holdings Company, Ltd.	700	13,675
YAMABIKO Corp.	2,400	26,024
YAMADA Consulting Group Company, Ltd.	1,100	10,534
Yamaguchi Financial Group, Inc.	9,600	56,115
Yamaichi Electronics Company, Ltd.	1,700	34,373
YA-MAN, Ltd. (B)	1,700	14,197
Yamato Kogyo Company, Ltd.	2,100	68,061
Yamazen Corp.	3,900	36,518
Yaoko Company, Ltd.	800	48,614
Yasuda Logistics Corp.	1,400	11,992
Yellow Hat, Ltd.	2,000	28,781
Yodogawa Steel Works, Ltd.	1,200	26,578
Yokogawa Bridge Holdings Corp.	2,100	40,120
Yokorei Company, Ltd.	2,900	21,061
Yokowo Company, Ltd.	1,200	30,870
Yomeishu Seizo Company, Ltd.	500	7,808
Yondenko Corp.	1,200	17,947
Yondoshi Holdings, Inc.	1,300	19,906
Yorozu Corp.	1,800	16,803
Yuasa Trading Company, Ltd.	1,100	28,510
Yukiguni Maitake Company, Ltd.	1,000	10,403
Yurtec Corp.	2,000	11,688
Yushiro Chemical Industry Company, Ltd.	1,100	10,724
Zenrin Company, Ltd.	1,950	16,835
ZERIA Pharmaceutical Company, Ltd.	1,200	20,498
		28,661,544

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey, Channel Islands - 0.2%
Atrium European Real Estate, Ltd.	10,364	$42,454
Breedon Group PLC	16,463	21,181
Centamin PLC	57,981	70,202
JTC PLC (D)	4,852	60,521
Sanne Group PLC	4,126	51,105
		245,463
Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	726	41,832
VP Bank AG, Class A	188	19,914
		61,746
Luxembourg - 0.6%
APERAM SA	2,452	133,472
B&S Group Sarl (D)	983	8,000
Befesa SA (A)(D)	1,305	100,135
Corestate Capital Holding SA (A)(B)	623	7,949
Global Fashion Group SA (A)	1,789	9,007
Grand City Properties SA	5,978	141,993
IVS Group SA (A)(B)	880	5,726
L'Occitane International SA	17,000	68,755
RTL Group SA	241	12,773
SES SA	15,214	120,570
Shurgard Self Storage SA	1,086	71,212
Stabilus SA	1,221	89,498
Sword Group	278	13,858
		782,948
Macau - 0.0%
MECOM Power and Construction, Ltd.	39,000	18,023
Malaysia - 0.0%
Frencken Group, Ltd.	15,400	22,481
Malta - 0.0%
Catena Media PLC (A)(B)	3,412	19,802
Netherlands - 2.6%
Aalberts NV	5,235	347,131
Accell Group NV (A)	1,149	62,679
Alfen Beheer BV (A)(D)	682	68,570
AMG Advanced Metallurgical Group NV	1,350	43,376
Arcadis NV	4,501	216,839
ASR Nederland NV	6,907	318,090
Basic-Fit NV (A)(D)	2,099	100,182
BE Semiconductor Industries NV	3,676	312,506
Beter Bed Holding NV (A)	1,056	6,093
Boskalis Westminster	3,567	104,005
Brack Capital Properties NV (A)	230	36,123
Brunel International NV	1,126	14,376
Corbion NV	3,074	145,147
Flow Traders (D)	1,631	59,774
ForFarmers NV	2,398	10,973
Fugro NV (A)	4,034	31,656
Heijmans NV	2,129	35,971
Hunter Douglas NV (A)	112	21,970
IMCD NV	1,818	401,783
Innoconcepts NV (A)(C)	10,527	0
Intertrust NV (A)(D)	4,292	95,740
Kendrion NV	1,111	26,654
Koninklijke BAM Groep NV (A)	15,496	47,558
Koninklijke Vopak NV	1,840	64,514
Nedap NV	225	15,947
OCI NV (A)	2,846	74,286
Ordina NV	5,537	25,839
PostNL NV (B)	27,908	121,349
SBM Offshore NV	6,900	102,858
SIF Holding NV	504	7,025
Signify NV (D)	5,815	270,000
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Sligro Food Group NV (A)	1,151	$27,926
TKH Group NV	1,730	109,189
TomTom NV (A)	3,258	33,551
Van Lanschot Kempen NV	1,515	37,874
		3,397,554
New Zealand - 0.6%
Air New Zealand, Ltd. (A)	12,658	13,083
Arvida Group, Ltd.	12,619	17,040
Chorus, Ltd.	15,977	78,475
Delegat Group, Ltd.	1,200	11,672
Freightways, Ltd.	5,543	48,727
Gentrack Group, Ltd. (A)(B)	3,060	4,396
Hallenstein Glasson Holdings, Ltd.	3,354	16,184
Heartland Group Holdings, Ltd.	18,504	31,928
Infratil, Ltd.	2,157	11,816
Investore Property, Ltd. (B)	13,816	18,437
Kathmandu Holdings, Ltd.	25,838	26,879
NZME, Ltd.	13,259	12,930
NZX, Ltd.	14,244	17,649
Oceania Healthcare, Ltd.	39,361	36,105
Pacific Edge, Ltd. (A)	27,936	25,390
PGG Wrightson, Ltd.	819	2,861
Pushpay Holdings, Ltd. (A)	16,847	15,200
Restaurant Brands New Zealand, Ltd. (A)	886	8,371
Sanford, Ltd. (A)	2,767	9,190
Scales Corp., Ltd.	5,176	19,834
Serko, Ltd. (A)	2,827	13,554
Skellerup Holdings, Ltd.	7,637	33,170
SKY Network Television, Ltd. (A)	7,518	13,891
SKYCITY Entertainment Group, Ltd.	26,675	57,002
Summerset Group Holdings, Ltd.	6,248	58,472
Synlait Milk, Ltd. (A)(B)	5,495	13,007
The New Zealand Refining Company, Ltd. (A)	11,354	7,306
The Warehouse Group, Ltd.	9,894	27,111
Tourism Holdings, Ltd. (A)	6,508	13,140
TOWER, Ltd.	12,717	6,361
Trustpower, Ltd.	1,665	8,393
Vista Group International, Ltd. (A)	7,682	12,573
Z Energy, Ltd.	13,725	33,372
		723,519
Norway - 0.8%
ABG Sundal Collier Holding ASA	13,972	14,631
Akastor ASA (A)	6,104	3,690
Aker Solutions ASA (A)	18,496	48,886
American Shipping Company ASA (A)	1,661	6,083
ArcticZymes Technologies ASA (A)	962	10,238
Atea ASA (A)	3,574	66,507
Axactor SE (A)(B)	14,729	12,566
B2Holding ASA	23,929	28,073
Bonheur ASA	1,672	67,401
Bouvet ASA	1,310	11,220
BW Offshore, Ltd.	4,568	13,787
Crayon Group Holding ASA (A)(D)	1,229	25,540
DNO ASA	36,835	43,563
Europris ASA (D)	8,327	66,511
Fjordkraft Holding ASA (D)	3,193	17,246
FLEX LNG, Ltd.	1,570	35,014
Frontline, Ltd. (A)	5,015	35,689
Golden Ocean Group, Ltd.	1,891	17,013
Grieg Seafood ASA (A)(B)	2,264	21,323
Hexagon Composites ASA (A)	6,450	23,849
IDEX Biometrics ASA (A)	19,564	6,975
Kid ASA (D)	1,128	14,405
Kitron ASA	9,158	24,501

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Medistim ASA	352	$14,632
MPC Container Ships AS (A)	15,398	42,740
Multiconsult ASA (D)	554	9,798
Nordic Nanovector ASA (A)	2,098	5,471
Norway Royal Salmon ASA	1,038	19,240
Norwegian Energy Company ASA (A)	656	11,435
Odfjell Drilling, Ltd. (A)	4,970	11,364
Otello Corp. ASA (A)	33	100
Pareto Bank ASA	1,457	9,821
PGS ASA (A)	19,660	8,142
PhotoCure ASA (A)	824	9,588
Protector Forsikring ASA	4,177	51,246
Self Storage Group ASA (A)	2,940	11,986
Selvaag Bolig ASA	1,842	10,659
Sparebank 1 Oestlandet	758	12,521
SpareBank 1 Sorost-Norge	1,815	13,465
Sparebanken More	246	12,407
TGS ASA	3,905	37,350
Treasure ASA	3,110	6,313
Ultimovacs ASA (A)	584	7,456
Veidekke ASA	4,419	66,350
Wilh Wilhelmsen Holding ASA, Class A	862	20,272
XXL ASA (A)(B)(D)	4,462	7,090
		1,014,157
Peru - 0.0%
Hochschild Mining PLC	16,530	29,236
Portugal - 0.3%
Altri SGPS SA	3,125	19,920
Banco Comercial Portugues SA (A)	454,458	72,730
Corticeira Amorim SGPS SA	896	11,482
CTT-Correios de Portugal SA	8,914	46,246
Greenvolt-Energias Renovaveis SA (A)	56	406
Mota-Engil SGPS SA (A)(B)	5,636	8,193
NOS SGPS SA	13,982	54,208
REN - Redes Energeticas Nacionais SGPS SA	21,605	62,618
Sonae SGPS SA	56,969	65,049
The Navigator Company SA	12,847	48,937
		389,789
Russia - 0.0%
Petropavlovsk PLC (A)(B)	156,141	41,027
Singapore - 1.1%
Accordia Golf Trust (C)	40,300	0
AEM Holdings, Ltd.	9,100	35,514
Ascendas India Trust	45,100	47,469
Banyan Tree Holdings, Ltd. (A)	19,800	4,701
Best World International, Ltd. (A)(C)	16,300	7,415
BOC Aviation, Ltd. (D)	6,100	44,692
Boustead Projects, Ltd.	3,000	2,223
Boustead Singapore, Ltd.	10,000	7,375
Bukit Sembawang Estates, Ltd.	11,000	40,887
BW Energy, Ltd. (A)	932	2,113
BW LPG, Ltd. (D)	4,059	22,952
China Aviation Oil Singapore Corp., Ltd.	14,400	10,040
Chip Eng Seng Corp., Ltd.	33,000	10,044
ComfortDelGro Corp., Ltd.	86,000	89,314
COSCO Shipping International Singapore Company, Ltd. (A)	58,900	11,183
CSE Global, Ltd.	34,000	12,488
Delfi, Ltd.	21,900	12,429
Ezion Holdings, Ltd. (A)(C)	131,300	4,190
Far East Orchard, Ltd.	5,000	4,041
First Resources, Ltd.	19,300	21,640
Fraser and Neave, Ltd.	8,600	9,002
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Gallant Venture, Ltd. (A)	71,000	$6,792
Golden Agri-Resources, Ltd.	323,200	58,805
GuocoLand, Ltd.	10,400	11,644
Halcyon Agri Corp., Ltd. (A)	4,293	734
Haw Par Corp., Ltd.	4,700	39,616
Ho Bee Land, Ltd.	11,400	23,599
Hong Fok Corp., Ltd.	20,100	11,319
Hong Leong Finance, Ltd.	12,900	22,868
Hyflux, Ltd. (A)	24,000	7
iFAST Corp., Ltd.	7,000	43,638
IGG, Inc.	38,000	33,805
Indofood Agri Resources, Ltd. (A)	25,000	6,042
Japfa, Ltd.	22,700	10,192
Kenon Holdings, Ltd.	1,156	58,611
Keppel Infrastructure Trust	157,190	63,589
Metro Holdings, Ltd.	31,600	17,793
Midas Holdings, Ltd. (A)(C)	86,000	10,415
Oceanus Group, Ltd. (A)(B)	1,035,500	23,029
OM Holdings, Ltd. (A)	10,791	7,069
OUE, Ltd.	11,100	11,196
Oxley Holdings, Ltd.	27,222	3,794
Raffles Medical Group, Ltd.	35,758	36,332
Razer, Inc. (A)(D)	186,000	57,748
Riverstone Holdings, Ltd.	31,400	16,338
SBS Transit, Ltd.	5,000	10,943
Sembcorp Industries, Ltd.	36,100	53,590
Sheng Siong Group, Ltd.	29,900	32,403
SIA Engineering Company, Ltd. (A)	12,800	20,695
SIIC Environment Holdings, Ltd.	35,800	6,494
Sinarmas Land, Ltd.	94,200	17,059
Singapore Land Group, Ltd.	7,100	14,106
Singapore Post, Ltd.	66,100	31,860
Singapore Press Holdings, Ltd.	66,000	113,945
Stamford Land Corp., Ltd.	59,000	15,841
StarHub, Ltd.	25,600	25,820
Straits Trading Company, Ltd.	1,200	2,947
Swiber Holdings, Ltd. (A)(C)	15,000	728
The Hour Glass, Ltd.	10,100	15,292
Thomson Medical Group, Ltd.	212,000	13,220
UMS Holdings, Ltd.	17,500	19,714
UOB-Kay Hian Holdings, Ltd.	14,981	17,653
Wing Tai Holdings, Ltd.	21,205	28,160
XP Power, Ltd.	824	56,788
Yeo Hiap Seng, Ltd.	1,129	727
		1,472,672
South Africa - 0.1%
Investec PLC	19,554	107,807
Mediclinic International PLC (A)	18,139	78,518
		186,325
Spain - 1.9%
Acerinox SA	7,380	94,971
Aedas Homes SA (D)	426	11,614
Alantra Partners SA	1,181	20,415
Almirall SA	2,459	31,415
Amper SA (A)	82,546	15,960
Applus Services SA	6,225	57,071
Atresmedia Corp. de Medios de Comunicacion SA	6,046	23,043
Banco de Sabadell SA (A)	236,360	157,524
Bankinter SA	27,501	140,121
Caja de Ahorros del Mediterraneo (A)(C)	5,428	0
Cia de Distribucion Integral Logista Holdings SA	1,900	37,915
CIE Automotive SA	2,718	84,002

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA	1,139	$47,080
Ebro Foods SA	3,323	63,861
eDreams ODIGEO SA (A)	4,905	54,167
Elecnor SA	2,026	24,146
Enagas SA	10,244	237,981
Ence Energia y Celulosa SA (A)	6,294	16,165
Ercros SA (A)	5,006	17,021
Faes Farma SA	13,595	53,930
Fluidra SA	2,959	118,011
Fomento de Construcciones y Contratas SA	2,366	29,674
Gestamp Automocion SA (A)(D)	2,814	14,189
Global Dominion Access SA (D)	5,439	28,698
Grupo Catalana Occidente SA	2,346	80,167
Grupo Empresarial San Jose SA	2,194	12,286
Iberpapel Gestion SA	65	1,338
Indra Sistemas SA (A)	6,017	64,996
Laboratorios Farmaceuticos Rovi SA	987	82,374
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	27,501	49,985
Mapfre SA	35,373	72,322
Mediaset Espana Comunicacion SA (A)	7,779	36,524
Melia Hotels International SA (A)	6,008	40,713
Metrovacesa SA (A)(D)	1,256	10,113
Miquel y Costas & Miquel SA	2,010	29,747
Neinor Homes SA (A)(D)	1,978	23,579
Obrascon Huarte Lain SA (A)	19,608	22,695
Pharma Mar SA	664	43,038
Promotora de Informaciones SA, Class A (A)	11,711	7,504
Prosegur Cash SA (D)	11,946	8,414
Prosegur Cia de Seguridad SA	10,114	26,529
Realia Business SA (A)	17,710	15,959
Sacyr SA	22,231	57,685
Solaria Energia y Medio Ambiente SA (A)	3,480	67,244
Talgo SA (A)(D)	4,711	29,079
Tecnicas Reunidas SA (A)	830	6,543
Tubacex SA (A)	6,252	10,658
Unicaja Banco SA (D)	62,819	61,804
Vidrala SA	827	81,716
Viscofan SA	1,837	119,017
Zardoya Otis SA	4,290	34,531
		2,475,534
Sweden - 3.7%
AcadeMedia AB (D)	3,665	22,500
AddLife AB, B Shares	2,048	86,086
AddNode Group AB	1,465	69,351
AFRY AB	967	27,219
Alimak Group AB (D)	2,141	27,076
Alligo AB, Class B	2,270	48,155
Ambea AB (D)	1,195	7,995
Annehem Fastigheter AB, B Shares (A)	1,155	4,768
AQ Group AB (A)	291	11,618
Arjo AB, B Shares	10,690	130,807
Atrium Ljungberg AB, B Shares	2,105	46,468
Attendo AB (A)(D)	5,286	22,493
Beijer Alma AB	2,393	72,513
Bergman & Beving AB	2,270	37,787
Betsson AB, B Shares (A)	5,105	30,750
BHG Group AB (A)	2,406	25,286
Bilia AB, A Shares	3,960	69,973
BioGaia AB, B Shares	901	51,577
Biotage AB	3,574	103,425
Bonava AB, B Shares	3,323	28,764
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Boozt AB (A)(B)(D)	993	$20,164
Bravida Holding AB (D)	7,844	110,175
BTS Group AB, B Shares	346	15,401
Bufab AB	1,896	93,531
Bulten AB (B)	717	7,363
Bure Equity AB	1,211	58,545
Byggmax Group AB	5,363	53,059
Calliditas Therapeutics AB, B Shares (A)	1,333	16,603
Careium AB (A)	2,295	7,657
Catella AB	2,217	11,540
Catena AB	1,429	89,020
Cellavision AB	540	19,386
Clas Ohlson AB, B Shares (A)(B)	3,185	48,314
Cloetta AB, B Shares	10,640	30,805
Collector AB (A)	1,870	7,844
Coor Service Management Holding AB (D)	1,376	12,563
Corem Property Group AB, B Shares	22,122	79,837
Dios Fastigheter AB	3,582	47,034
Doro AB (A)	2,295	7,840
Duni AB (A)	2,559	33,078
Dustin Group AB (D)	4,979	58,436
Elanders AB, B Shares	508	9,779
Electrolux Professional AB, B Shares (A)	3,716	25,726
Enea AB (A)	1,522	45,659
Fagerhult AB	4,609	31,064
Fastighets AB Trianon	363	9,553
FastPartner AB, A Shares	2,697	36,222
FastPartner AB, D Shares	84	768
Ferronordic AB	318	11,874
Fingerprint Cards AB, B Shares (A)(B)	12,246	27,990
G5 Entertainment AB	330	14,451
GARO AB	1,075	25,633
Granges AB	7,040	82,303
Haldex AB (A)	3,364	19,684
Heba Fastighets AB, Class B	684	11,905
Hexatronic Group AB	1,111	61,564
HMS Networks AB	1,433	88,433
Hoist Finance AB (A)(D)	2,083	6,731
Humana AB (A)	2,641	21,228
Instalco AB	1,179	56,532
Inwido AB	3,126	64,628
JM AB	2,484	112,073
John Mattson Fastighetsforetagen AB (A)	1,067	23,499
Karnov Group AB	1,658	12,265
Karo Pharma AB (A)	1,609	10,693
K-fast Holding AB (A)	1,142	10,982
KNOW IT AB	1,459	60,558
Lagercrantz Group AB, B Shares	12,207	179,563
LeoVegas AB (D)	2,160	8,352
Lime Technologies AB	347	13,212
Lindab International AB	4,565	162,383
Loomis AB	2,298	61,170
Mekonomen AB (A)	2,150	37,291
MIPS AB	888	116,192
Modern Times Group MTG AB, B Shares (A)	5,362	54,614
Munters Group AB (D)	2,324	17,922
Mycronic AB	2,326	54,241
NCAB Group AB	2,020	19,639
NCC AB, B Shares	2,983	55,299
Nederman Holding AB	887	21,361
Nelly Group AB (A)	611	2,133
New Wave Group AB, B Shares	4,353	80,650
Nobia AB	6,676	40,201
Nobina AB (D)	4,239	50,184

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nolato AB, B Shares	6,748	$80,271
Nordic Waterproofing Holding AB	2,615	64,334
Note AB (A)	776	19,775
NP3 Fastigheter AB	1,683	67,362
Nyfosa AB	9,287	159,844
OEM International AB, B Shares	3,120	63,907
Pandox AB (A)	3,303	53,214
Peab AB, Class B	4,062	51,192
Platzer Fastigheter Holding AB, Series B	3,454	51,731
Pricer AB, B Shares	7,930	21,483
Proact IT Group AB	1,428	13,711
Qliro AB (A)	611	1,586
Ratos AB, B Shares	14,845	94,877
RaySearch Laboratories AB (A)	2,452	15,310
Resurs Holding AB (D)	6,236	26,173
Scandi Standard AB	4,648	21,068
Scandic Hotels Group AB (A)(D)	5,932	23,869
Sdiptech AB, Class B (A)	279	14,551
Sectra AB, B Shares (A)	5,030	111,295
Sensys Gatso Group AB (A)	23,414	2,473
SkiStar AB	2,041	38,351
Solid Forsakring AB (A)	623	4,051
Stendorren Fastigheter AB (A)	407	13,696
Systemair AB	3,604	40,427
Tethys Oil AB	2,334	16,093
Troax Group AB	1,308	66,996
VBG Group AB, B Shares	630	13,074
Vitec Software Group AB, B Shares	659	40,615
		4,800,339
Switzerland - 7.3%
Allreal Holding AG	692	153,211
ALSO Holding AG (A)	324	106,253
APG SGA SA (A)	84	18,330
Arbonia AG	2,962	66,783
Aryzta AG (A)	57,916	72,197
Ascom Holding AG (A)	1,310	16,861
Autoneum Holding AG (A)	221	41,077
Bachem Holding AG, Class B	205	160,525
Baloise Holding AG	1,193	194,713
Banque Cantonale de Geneve, Bearer Shares	142	25,006
Banque Cantonale Vaudoise	683	52,977
Belimo Holding AG	500	317,493
Bell Food Group AG	138	44,137
Bellevue Group AG	467	21,089
Berner Kantonalbank AG	242	53,778
BKW AG	1,096	142,310
Bobst Group SA (A)	632	57,341
Bossard Holding AG, Class A	310	111,484
Bucher Industries AG	390	192,180
Burckhardt Compression Holding AG	143	67,607
Burkhalter Holding AG	218	15,064
Bystronic AG	74	103,883
Calida Holding AG	285	15,185
Carlo Gavazzi Holding AG, Bearer Shares	38	11,449
Cembra Money Bank AG	1,587	115,439
Cie Financiere Tradition SA, Bearer Shares	104	11,931
Clariant AG (A)	8,756	181,887
Coltene Holding AG (A)	198	24,416
Comet Holding AG	339	124,669
DKSH Holding AG	1,744	143,750
dormakaba Holding AG	140	92,464
Dufry AG (A)	2,523	124,370
EFG International AG (A)	4,687	35,652
Emmi AG	107	126,084
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Energiedienst Holding AG	979	$49,853
Evolva Holding SA (A)	72,989	10,723
Feintool International Holding AG (A)	142	9,001
Fenix Outdoor International AG	225	30,558
Ferrexpo PLC	22,757	92,627
Flughafen Zurich AG (A)	933	167,552
Forbo Holding AG	58	118,818
Fundamenta Real Estate AG	1,024	21,858
Galenica AG (D)	2,186	164,166
GAM Holding AG (A)	11,204	16,690
Georg Fischer AG	220	332,864
Gurit Holding AG, Bearer Shares	22	37,418
Helvetia Holding AG	1,730	203,232
Hiag Immobilien Holding AG	420	43,757
HOCHDORF Holding AG (A)	16	765
Huber + Suhner AG	586	55,855
Hypothekarbank Lenzburg AG	3	13,894
Implenia AG (A)	994	22,609
Ina Invest Holding AG (A)	199	4,085
Inficon Holding AG	106	154,967
Interroll Holding AG	35	157,360
Intershop Holding AG	76	51,028
Investis Holding SA	98	11,236
IWG PLC (A)	38,584	152,069
Jungfraubahn Holding AG (A)	199	29,271
Kardex Holding AG	299	98,141
Komax Holding AG (A)	221	61,228
Kongsberg Automotive ASA (A)	23,611	8,080
Kudelski SA, Bearer Shares (B)	2,497	10,142
Landis+Gyr Group AG (A)	1,111	74,988
LEM Holding SA	19	52,955
Luzerner Kantonalbank AG	173	78,722
Medacta Group SA (A)(D)	218	33,938
Medartis Holding AG (A)(D)	288	41,114
medmix AG (A)(D)	877	43,336
Metall Zug AG, B Shares	12	27,114
Mobilezone Holding AG	2,336	34,841
Mobimo Holding AG (A)	347	116,229
Novavest Real Estate AG (A)	212	10,819
OC Oerlikon Corp. AG	9,769	99,908
Orascom Development Holding AG (A)	533	6,289
Orior AG	425	41,909
Phoenix Mecano AG, Bearer Shares	38	16,901
Plazza AG, Class A	68	25,150
PSP Swiss Property AG	2,466	307,301
Rieter Holding AG (A)	251	48,600
Romande Energie Holding SA	34	50,899
Schaffner Holding AG	40	13,291
Schweiter Technologies AG, Bearer Shares	48	71,116
Sensirion Holding AG (A)(D)	378	55,124
SFS Group AG	907	125,209
Siegfried Holding AG (A)	220	214,009
SIG Combibloc Group AG (A)	2,109	58,745
Softwareone Holding AG (A)	2,412	52,097
St. Galler Kantonalbank AG, Class A	152	72,526
Sulzer AG	877	86,154
Swiss Prime Site AG	3,378	331,611
Swiss Steel Holding AG (A)	39,436	14,855
Swissquote Group Holding SA	588	128,748
Tecan Group AG	453	275,137
TX Group AG (A)	201	34,495
u-blox Holding AG (A)	431	33,222
Valiant Holding AG	835	83,506
Valora Holding AG (A)	244	41,612
VAT Group AG (D)	1,366	676,885

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Vaudoise Assurances Holding SA	64	$31,224
Vetropack Holding AG	500	31,571
Vifor Pharma AG	1,287	228,633
Von Roll Holding AG, Bearer Shares (A)	7,878	9,226
Vontobel Holding AG	1,521	133,001
VZ Holding AG	805	86,382
V-ZUG Holding AG (A)	120	16,187
Walliser Kantonalbank	203	22,510
Warteck Invest AG	8	20,794
Ypsomed Holding AG	103	21,024
Zehnder Group AG	615	62,589
Zug Estates Holding AG, B Shares	16	34,780
Zuger Kantonalbank AG, Bearer Shares	9	66,579
		9,415,297
Taiwan - 0.0%
FIT Hon Teng, Ltd. (A)(D)	49,000	9,620
Ya Hsin Industrial Company, Ltd. (A)(C)	138,000	0
		9,620
United Arab Emirates - 0.0%
Lamprell PLC (A)	11,610	5,637
United Kingdom - 12.3%
4imprint Group PLC	1,523	58,620
A.G. Barr PLC	4,718	33,204
Advanced Medical Solutions Group PLC	7,031	31,965
Airtel Africa PLC (D)	23,588	42,494
AJ Bell PLC	6,808	35,078
Alfa Financial Software Holdings PLC (D)	4,048	10,341
Alliance Pharma PLC	16,518	24,482
Anglo Pacific Group PLC	12,147	22,198
Anglo-Eastern Plantations PLC	1,225	11,975
AO World PLC (A)	8,013	11,934
Aptitude Software Group PLC	2,037	15,999
Ascential PLC (A)	15,022	82,613
Ashmore Group PLC	15,764	62,279
Aston Martin Lagonda Global Holdings PLC (A)(D)	878	16,183
Avon Protection PLC	1,565	23,921
Babcock International Group PLC (A)	22,879	99,087
Bakkavor Group PLC (D)	5,579	9,527
Balfour Beatty PLC	34,581	123,182
Beazley PLC (A)	24,625	155,715
Begbies Traynor Group PLC	6,626	12,092
Bellway PLC	5,109	232,204
Biffa PLC (D)	14,189	68,694
Bloomsbury Publishing PLC	2,159	10,627
Bodycote PLC	9,417	110,374
boohoo Group PLC (A)	3,748	6,285
Braemar Shipping Services PLC	1,328	4,890
Brewin Dolphin Holdings PLC	15,066	75,561
Britvic PLC	13,590	169,892
Bytes Technology Group PLC	8,409	64,903
Capita PLC (A)	67,697	33,497
Capricorn Energy PLC	24,079	62,147
Card Factory PLC (A)	14,688	11,886
CareTech Holdings PLC	4,102	32,047
Carillion PLC (A)(C)	35,521	4,611
Cazoo Group, Ltd. (A)	4,507	27,175
Central Asia Metals PLC	8,189	28,756
CentralNic Group PLC (A)	10,188	19,281
Centrica PLC (A)	208,824	202,503
Chemring Group PLC	13,921	56,623
Chesnara PLC	7,709	29,806
Circassia Group PLC (A)	9,034	4,986
Clarkson PLC	1,348	70,713
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Clinigen Group PLC	5,031	$62,045
Clipper Logistics PLC	3,406	33,427
Close Brothers Group PLC	8,356	159,372
CLS Holdings PLC	10,759	31,877
CMC Markets PLC (D)	7,009	25,043
Coats Group PLC	45,029	42,215
Computacenter PLC	3,949	156,860
Concentric AB	2,526	78,383
ContourGlobal PLC (D)	8,862	23,114
Costain Group PLC (A)	4,797	3,499
Countryside Properties PLC (A)(D)	23,711	145,371
Cranswick PLC	2,746	138,321
Crest Nicholson Holdings PLC	13,693	69,220
Currys PLC	44,671	69,448
CVS Group PLC	2,750	83,572
De La Rue PLC (A)	10,028	21,130
Debenhams PLC (A)(C)	76,182	0
Devro PLC	12,253	34,198
DFS Furniture PLC	12,509	44,931
Dialight PLC (A)	105	465
Dignity PLC (A)	3,439	27,582
Diploma PLC	4,022	184,394
DiscoverIE Group PLC	5,627	78,326
Domino's Pizza Group PLC	21,324	132,812
dotdigital Group PLC	12,814	34,374
Drax Group PLC	21,413	176,107
Dunelm Group PLC	5,320	99,136
DWF Group PLC (D)	5,285	8,156
EKF Diagnostics Holdings PLC	8,242	8,455
Elementis PLC (A)	35,393	63,653
EMIS Group PLC	2,542	46,724
Energean PLC (A)	2,940	34,136
EnQuest PLC (A)	115,537	29,501
Ergomed PLC (A)	895	18,198
Esken, Ltd. (A)	25,251	4,795
Essentra PLC	14,966	70,091
Euromoney Institutional Investor PLC	4,334	54,643
FD Technologies PLC (A)	243	6,621
FDM Group Holdings PLC	3,208	55,370
Fevertree Drinks PLC	5,193	189,122
Firstgroup PLC (A)	22,251	31,075
Forterra PLC (D)	10,957	41,135
Foxtons Group PLC	23,551	12,702
Frasers Group PLC (A)	10,048	105,429
Frontier Developments PLC (A)	532	12,816
Fuller Smith & Turner PLC, Class A	1,525	14,844
Funding Circle Holdings PLC (A)(D)	3,849	5,849
Future PLC	2,524	130,670
Galliford Try Holdings PLC	5,675	13,824
Games Workshop Group PLC	1,135	153,021
Gamma Communications PLC	1,848	41,580
GB Group PLC	2,086	20,776
Gem Diamonds, Ltd.	12,666	8,146
Genel Energy PLC	4,784	8,452
Genuit Group PLC	12,035	96,177
Genus PLC	250	16,767
Grainger PLC	32,768	140,923
Greggs PLC	5,441	246,287
Gulf Keystone Petroleum, Ltd.	7,420	18,235
Halfords Group PLC	15,547	72,772
Hays PLC	77,290	153,462
Headlam Group PLC	6,602	38,381
Helical PLC	6,424	39,654
Helios Towers PLC (A)	16,385	38,283
Henry Boot PLC	5,301	20,382

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hill & Smith Holdings PLC	4,214	$102,593
Hilton Food Group PLC	3,061	47,195
Hollywood Bowl Group PLC (A)	8,153	26,240
Hunting PLC	8,331	19,139
Hyve Group PLC (A)	12,149	15,485
Ibstock PLC (D)	19,043	52,817
IDOX PLC	10,437	9,743
IG Group Holdings PLC	16,821	185,928
IMI PLC	11,803	278,361
Impax Asset Management Group PLC	2,421	48,065
Inchcape PLC	19,909	245,902
Indivior PLC (A)	36,002	124,955
IntegraFin Holdings PLC	9,972	75,834
International Personal Finance PLC	12,526	21,736
iomart Group PLC	2,265	5,243
IP Group PLC	38,897	65,814
IQE PLC (A)	9,568	4,495
J.D. Wetherspoon PLC (A)	4,332	56,315
James Fisher & Sons PLC (A)	2,814	14,139
James Halstead PLC	4,194	32,710
JET2 PLC (A)	4,917	74,635
John Menzies PLC (A)	3,549	15,003
John Wood Group PLC (A)	29,391	76,364
Johnson Service Group PLC (A)	14,257	28,379
Jupiter Fund Management PLC	22,824	79,143
Just Group PLC (A)	37,116	42,018
Kainos Group PLC	4,099	106,695
Keller Group PLC	4,206	56,004
Kier Group PLC (A)	22,531	33,660
Kin & Carta PLC (A)	3,492	13,766
Lancashire Holdings, Ltd.	11,586	83,339
Learning Technologies Group PLC	21,193	50,935
Liontrust Asset Management PLC	2,411	71,969
Lookers PLC (A)	22,449	20,285
LSL Property Services PLC	6,404	35,751
Luceco PLC (D)	1,922	9,030
M&C Saatchi PLC (A)	253	577
Man Group PLC	73,477	226,385
Marks & Spencer Group PLC (A)	55,905	175,866
Marshalls PLC	10,383	97,815
Marston's PLC (A)	37,566	39,608
McBride PLC (A)	14,770	12,058
Mears Group PLC	8,289	21,066
Meggitt PLC (A)	21,288	213,038
Metro Bank PLC (A)	9,741	12,706
Micro Focus International PLC	8,470	47,960
Midwich Group PLC	1,185	10,001
Mitchells & Butlers PLC (A)	16,776	58,264
Mitie Group PLC	68,528	59,930
MJ Gleeson PLC	2,770	28,275
Moneysupermarket.com Group PLC	27,587	80,475
Morgan Advanced Materials PLC	14,263	69,609
Morgan Sindall Group PLC	2,381	81,723
Mortgage Advice Bureau Holdings, Ltd.	1,276	25,246
MP Evans Group PLC	203	2,285
N. Brown Group PLC (A)	9,633	5,613
National Express Group PLC (A)	23,513	82,187
NCC Group PLC	13,335	42,341
Next Fifteen Communications Group PLC	3,756	68,190
Ninety One PLC	12,803	48,333
Norcros PLC	6,666	28,292
Numis Corp. PLC	2,926	13,569
On the Beach Group PLC (A)(D)	5,451	21,180
OSB Group PLC	16,331	122,788
Oxford Biomedica PLC (A)	1,730	29,160
International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Oxford Instruments PLC	2,839	$101,952
Pagegroup PLC	17,115	147,104
Pan African Resources PLC	85,815	19,437
Paragon Banking Group PLC	13,704	105,274
PayPoint PLC	2,581	23,302
Pendragon PLC (A)	102,667	32,330
Pennon Group PLC	11,306	178,998
Petrofac, Ltd. (A)	15,397	24,093
Pets at Home Group PLC	24,400	153,580
Pharos Energy PLC (A)	16,636	5,889
Photo-Me International PLC (A)	18,684	15,981
Polar Capital Holdings PLC	3,830	41,043
Porvair PLC	2,468	24,087
Premier Foods PLC	41,106	62,445
Provident Financial PLC (A)	13,396	65,321
Purplebricks Group PLC (A)	7,294	2,363
PZ Cussons PLC	13,141	36,868
QinetiQ Group PLC	27,714	99,755
Quilter PLC (D)	84,985	171,729
Rank Group PLC (A)	7,303	15,488
Rathbones Group PLC	2,988	80,993
Reach PLC	28,863	109,734
Redcentric PLC	5,876	9,842
Redde Northgate PLC	10,957	65,156
Redrow PLC	14,867	141,887
Renew Holdings PLC	4,150	47,010
Renewi PLC (A)	5,276	54,609
Renishaw PLC	503	32,596
Ricardo PLC	2,982	18,130
RM PLC	8,752	23,637
Robert Walters PLC	4,693	48,930
Rotork PLC	46,083	224,277
Royal Mail PLC	36,820	252,445
RPS Group PLC	15,418	25,950
RWS Holdings PLC	6,891	60,705
S&U PLC	303	11,094
Sabre Insurance Group PLC (D)	5,914	14,727
Saga PLC (A)	4,637	17,935
Savills PLC	7,351	140,022
Senior PLC (A)	21,835	43,666
Serco Group PLC	28,829	52,353
Serica Energy PLC	8,374	27,315
Severfield PLC	11,941	10,936
SIG PLC (A)	64,105	41,301
Smart Metering Systems PLC	5,253	60,329
Softcat PLC	6,128	150,071
Spectris PLC	1,473	73,319
Speedy Hire PLC	24,369	20,965
Spire Healthcare Group PLC (A)(D)	12,358	41,761
Spirent Communications PLC	33,589	126,729
Sportech PLC (A)	4,748	2,443
SSP Group PLC (A)	36,801	120,356
Stagecoach Group PLC (A)	27,597	33,503
SThree PLC	8,144	51,120
Stolt-Nielsen, Ltd.	2,414	37,183
Studio Retail Group PLC (A)	8,139	18,034
STV Group PLC	2,712	12,947
Superdry PLC (A)	3,110	11,694
Synthomer PLC	17,828	96,262
Tate & Lyle PLC	23,148	208,259
Tatton Asset Management PLC	1,955	15,343
Ted Baker PLC (A)	2,896	4,039
Telecom Plus PLC	3,652	78,538
The Go-Ahead Group PLC (A)	3,096	28,010
The Gym Group PLC (A)(D)	5,959	20,623

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

International Small Company Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
The Restaurant Group PLC (A)	30,769	$39,551
The Vitec Group PLC	2,842	54,949
Thomas Cook Group PLC (A)(C)	58,171	0
TI Fluid Systems PLC (D)	1,686	5,895
Topps Tiles PLC	15,591	13,755
TP ICAP Group PLC	45,423	94,516
Travis Perkins PLC	10,742	226,769
Treatt PLC	2,204	38,335
Trifast PLC	7,237	15,711
TT Electronics PLC	14,769	51,199
Tullow Oil PLC (A)(B)	72,437	45,751
Tyman PLC	9,005	48,792
Ultra Electronics Holdings PLC	3,309	142,883
Vesuvius PLC	12,719	77,948
Victrex PLC	4,079	135,920
Virgin Money UK PLC (A)	52,278	126,826
Vistry Group PLC	11,609	185,702
Vivo Energy PLC (D)	12,282	21,973
Volex PLC	3,136	14,719
Volution Group PLC	4,766	35,708
Vp PLC	637	7,991
Watches of Switzerland Group PLC (A)(D)	4,075	78,621
Watkin Jones PLC	6,905	24,520
Wickes Group PLC	13,094	41,679
Wilmington PLC	8,076	23,690
Wincanton PLC	10,534	52,551
Xaar PLC (A)	5,629	14,010
Young & Company's Brewery PLC, Class A	1,224	25,819
Zotefoams PLC	1,549	8,396
		15,938,900
United States - 0.6%
Argonaut Gold, Inc. (A)	16,734	31,750
Atlantic Sapphire ASA (A)(B)	1,333	6,349
Burford Capital, Ltd.	8,549	89,337
Diversified Energy Company PLC	30,857	43,644
Energy Fuels, Inc. (A)(B)	730	5,575
Frontage Holdings Corp. (A)(D)	14,000	7,096
Invesque, Inc. (A)(B)	2,000	4,100
Primo Water Corp.	1,600	28,208
Primo Water Corp. (Toronto Stock Exchange)	6,607	116,580
PureTech Health PLC (A)	9,879	38,719
REC Silicon ASA (A)	13,597	27,551
Reliance Worldwide Corp., Ltd.	32,462	148,332
Samsonite International SA (A)(D)	7,200	14,621
Sims, Ltd.	9,104	106,569
Viemed Healthcare, Inc. (A)	2,600	13,572
Vobile Group, Ltd. (A)	36,000	28,555
		710,558
TOTAL COMMON STOCKS (Cost $117,365,503)		$127,044,474
International Small Company Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 0.3%
Germany - 0.3%
Biotest AG	486	$21,435
Draegerwerk AG & Company KGaA	565	35,398
Fuchs Petrolub SE	2,535	114,554
Jungheinrich AG	2,336	118,659
Sixt SE	838	82,576
STO SE & Company KGaA	163	40,968
Villeroy & Boch AG	625	16,332
		429,922
TOTAL PREFERRED SECURITIES (Cost $301,180)		$429,922
WARRANTS - 0.0%
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	650	80
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	1,316	1,429
TOTAL WARRANTS (Cost $0)		$1,509
SHORT-TERM INVESTMENTS - 1.9%
Short-term funds - 1.9%
John Hancock Collateral Trust, 0.1697% (F)(G)	247,517	2,475,909
TOTAL SHORT-TERM INVESTMENTS (Cost $2,476,437)		$2,475,909
Total Investments (International Small Company Trust) (Cost $120,143,120) - 100.4%		$129,951,814
Other assets and liabilities, net - (0.4%)		(491,305)
TOTAL NET ASSETS - 100.0%		$129,460,509
Currency Abbreviations
CAD	Canadian Dollar
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	11	Long	Mar 2022	$1,265,923	$1,276,495	$10,572
						$10,572

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 50.5%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	26,750,004	$605,352,589
Fixed income - 49.5%
Select Bond, Series NAV, JHVIT (MIM US) (B)	42,645,265	594,048,540
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,072,255,122)		$1,199,401,129
Total Investments (Lifestyle Balanced Portfolio) (Cost $1,072,255,122) - 100.0%		$1,199,401,129
Other assets and liabilities, net - (0.0%)		(18,932)
TOTAL NET ASSETS - 100.0%		$1,199,382,197
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Conservative Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 20.0%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	1,990,114	$45,036,283
Fixed income - 80.0%
Select Bond, Series NAV, JHVIT (MIM US) (B)	12,952,797	180,432,462
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $218,392,306)		$225,468,745
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	600	600
TOTAL SHORT-TERM INVESTMENTS (Cost $600)		$600
Total Investments (Lifestyle Conservative Portfolio) (Cost $218,392,906) - 100.0%		$225,469,345
Other assets and liabilities, net - (0.0%)		(16,000)
TOTAL NET ASSETS - 100.0%		$225,453,345
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
Lifestyle Growth Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 70.7%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	200,684,313	$4,541,486,014
Lifestyle Growth Portfolio (continued)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) (continued)
Fixed income - 29.3%
Select Bond, Series NAV, JHVIT (MIM US) (B)	135,351,782	$1,885,450,327
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $5,458,591,293)		$6,426,936,341
Total Investments (Lifestyle Growth Portfolio) (Cost $5,458,591,293) - 100.0%		$6,426,936,341
Other assets and liabilities, net - (0.0%)		(36,321)
TOTAL NET ASSETS - 100.0%		$6,426,900,020
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
Lifestyle Moderate Portfolio
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 40.4%
Strategic Equity Allocation, Series NAV, JHVIT (MIM US) (B)	6,457,667	$146,136,996
Fixed income - 59.6%
Select Bond, Series NAV, JHVIT (MIM US) (B)	15,482,131	215,666,085
TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $333,697,255)		$361,803,081
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	768	768
TOTAL SHORT-TERM INVESTMENTS (Cost $768)		$768
Total Investments (Lifestyle Moderate Portfolio) (Cost $333,698,023) - 100.0%		$361,803,849
Other assets and liabilities, net - (0.0%)		(16,485)
TOTAL NET ASSETS - 100.0%		$361,787,364
Security Abbreviations and Legend
JHVIT	John Hancock Variable Insurance Trust
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying portfolios' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
Mid Cap Growth Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 91.8%
Communication services – 12.6%
Entertainment – 7.4%
Electronic Arts, Inc.	69,779	$9,203,850
Live Nation Entertainment, Inc. (A)	99,996	11,968,521
Roku, Inc. (A)	69,088	15,765,882
Spotify Technology SA (A)	135,966	31,820,122
		68,758,375
Interactive media and services – 5.2%
Match Group, Inc. (A)	233,349	30,860,405
Snap, Inc., Class A (A)	172,984	8,135,438

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
ZoomInfo Technologies, Inc. (A)	154,025	$9,888,405
		48,884,248
		117,642,623
Consumer discretionary – 21.5%
Automobiles – 1.6%
Thor Industries, Inc.	148,145	15,373,007
Diversified consumer services – 2.0%
2U, Inc. (A)	178,819	3,588,897
Chegg, Inc. (A)	475,320	14,592,324
		18,181,221
Hotels, restaurants and leisure – 2.1%
DraftKings, Inc., Class A (A)	495,596	13,614,022
Penn National Gaming, Inc. (A)	120,178	6,231,229
		19,845,251
Household durables – 2.4%
Lennar Corp., A Shares	191,148	22,203,752
Specialty retail – 10.5%
Five Below, Inc. (A)	185,215	38,319,131
Floor & Decor Holdings, Inc., Class A (A)	133,766	17,390,918
Ross Stores, Inc.	132,253	15,113,873
Ulta Beauty, Inc. (A)	64,424	26,564,592
		97,388,514
Textiles, apparel and luxury goods – 2.9%
Lululemon Athletica, Inc. (A)	68,561	26,838,203
		199,829,948
Financials – 1.7%
Capital markets – 1.7%
Ares Management Corp., Class A	198,936	16,167,529
Health care – 15.8%
Biotechnology – 4.3%
Apellis Pharmaceuticals, Inc. (A)	90,759	4,291,086
Ascendis Pharma A/S, ADR (A)	39,188	5,271,962
Exact Sciences Corp. (A)	318,742	24,807,690
Kodiak Sciences, Inc. (A)	71,510	6,062,618
		40,433,356
Health care equipment and supplies – 5.6%
ABIOMED, Inc. (A)	86,663	31,126,750
DexCom, Inc. (A)	38,543	20,695,664
		51,822,414
Health care providers and services – 1.1%
Oak Street Health, Inc. (A)(B)	312,048	10,341,271
Health care technology – 2.9%
GoodRx Holdings, Inc., Class A (A)(B)	390,622	12,765,527
Inspire Medical Systems, Inc. (A)	62,333	14,340,330
		27,105,857
Life sciences tools and services – 1.5%
Agilent Technologies, Inc.	85,957	13,723,035
Pharmaceuticals – 0.4%
Elanco Animal Health, Inc. (A)	101,487	2,880,201
Reata Pharmaceuticals, Inc., Class A (A)	16,807	443,201
		3,323,402
		146,749,335
Industrials – 9.2%
Building products – 1.8%
Johnson Controls International PLC	213,109	17,327,893
Commercial services and supplies – 2.0%
Copart, Inc. (A)	120,485	18,267,936
Machinery – 3.3%
Kornit Digital, Ltd. (A)	99,561	15,158,162
Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Middleby Corp. (A)	79,832	$15,707,744
		30,865,906
Professional services – 2.1%
CoStar Group, Inc. (A)	245,849	19,429,446
		85,891,181
Information technology – 30.0%
Communications equipment – 4.0%
Arista Networks, Inc. (A)	259,416	37,291,050
IT services – 2.4%
MongoDB, Inc. (A)	40,943	21,673,177
Payoneer Global, Inc. (A)	93,200	685,020
		22,358,197
Semiconductors and semiconductor equipment – 4.1%
MKS Instruments, Inc.	69,694	12,138,604
SolarEdge Technologies, Inc. (A)	57,345	16,089,287
Universal Display Corp.	60,038	9,908,071
		38,135,962
Software – 19.5%
Fair Isaac Corp. (A)	54,301	23,548,715
Five9, Inc. (A)	78,297	10,751,744
Guidewire Software, Inc. (A)	132,807	15,077,579
IronSource, Ltd., Class A (A)(B)	1,341,012	10,379,433
Palo Alto Networks, Inc. (A)	38,375	21,365,665
Paycom Software, Inc. (A)	61,301	25,451,562
RingCentral, Inc., Class A (A)	116,120	21,755,081
UiPath, Inc., Class A (A)	400,353	17,267,225
Varonis Systems, Inc. (A)	296,885	14,482,050
Workday, Inc., Class A (A)	77,835	21,262,965
		181,342,019
		279,127,228
Materials – 0.9%
Chemicals – 0.9%
Albemarle Corp.	35,276	8,246,471
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork, Inc., Class A (A)(B)	105,472	907,059
TOTAL COMMON STOCKS (Cost $749,419,359)		$854,561,374
PREFERRED SECURITIES – 0.6%
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(C)(D)	1,663,188	3,692,277
Lookout, Inc., Series F (A)(C)(D)	211,003	1,909,577
		5,601,854
TOTAL PREFERRED SECURITIES (Cost $5,070,285)		$5,601,854
EXCHANGE-TRADED FUNDS – 5.4%
iShares Russell Mid-Cap Growth ETF (B)	388,102	44,717,112
Vanguard Mid-Cap Growth ETF	20,172	5,133,530
TOTAL EXCHANGE-TRADED FUNDS (Cost $49,635,517)		$49,850,642
SHORT-TERM INVESTMENTS – 6.7%
Short-term funds – 5.5%
John Hancock Collateral Trust, 0.1697% (E)(F)	5,093,530	50,950,585

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Growth Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.2%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-21 at 0.040% to be repurchased at $11,800,039 on 1-3-22, collateralized by $12,036,100 U.S. Treasury Bills, 0.000% due 1-25-22 (valued at $12,036,004)	$11,800,000	$11,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $62,756,666)		$62,750,585
Total Investments (Mid Cap Growth Trust) (Cost $866,881,827) – 104.5%		$972,764,455
Other assets and liabilities, net – (4.5%)		(41,910,683)
TOTAL NET ASSETS – 100.0%		$930,853,772
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Restricted security as to resale. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.6%
Communication services – 1.6%
Diversified telecommunication services – 0.2%
Iridium Communications, Inc. (A)	76,278	$3,149,519
Entertainment – 0.1%
World Wrestling Entertainment, Inc., Class A	25,801	1,273,021
Interactive media and services – 0.4%
j2 Global, Inc. (A)	27,823	3,084,458
TripAdvisor, Inc. (A)	57,150	1,557,909
Yelp, Inc. (A)	39,601	1,435,140
		6,077,507
Media – 0.9%
Cable One, Inc.	2,860	5,043,467
John Wiley & Sons, Inc., Class A	25,128	1,439,081
TEGNA, Inc.	127,675	2,369,648
The New York Times Company, Class A	96,410	4,656,603
		13,508,799
		24,008,846
Consumer discretionary – 15.1%
Auto components – 1.7%
Adient PLC (A)	54,362	2,602,853
Dana, Inc.	83,220	1,899,080
Fox Factory Holding Corp. (A)	24,293	4,132,239
Gentex Corp.	136,468	4,755,910
Lear Corp.	34,398	6,293,114
The Goodyear Tire & Rubber Company (A)	162,120	3,456,398
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Visteon Corp. (A)	16,154	$1,795,356
		24,934,950
Automobiles – 0.5%
Harley-Davidson, Inc.	88,784	3,346,269
Thor Industries, Inc.	32,040	3,324,791
		6,671,060
Diversified consumer services – 0.9%
Graham Holdings Company, Class B	2,302	1,449,869
Grand Canyon Education, Inc. (A)	23,122	1,981,787
H&R Block, Inc.	101,334	2,387,429
Service Corp. International	95,151	6,754,769
		12,573,854
Hotels, restaurants and leisure – 2.9%
Boyd Gaming Corp. (A)	47,320	3,102,772
Choice Hotels International, Inc.	18,937	2,953,983
Churchill Downs, Inc.	19,862	4,784,756
Cracker Barrel Old Country Store, Inc.	13,566	1,745,130
Jack in the Box, Inc.	12,504	1,093,850
Marriott Vacations Worldwide Corp.	24,577	4,153,021
Papa John's International, Inc.	18,673	2,492,285
Scientific Games Corp. (A)	55,686	3,721,495
Six Flags Entertainment Corp. (A)	44,649	1,901,154
Texas Roadhouse, Inc.	40,184	3,587,628
The Wendy's Company	101,841	2,428,908
Travel + Leisure Company	49,792	2,752,004
Wingstop, Inc.	17,209	2,973,715
Wyndham Hotels & Resorts, Inc.	53,762	4,819,763
		42,510,464
Household durables – 1.9%
Helen of Troy, Ltd. (A)	13,921	3,403,267
KB Home	49,451	2,211,943
Leggett & Platt, Inc.	76,956	3,167,509
Taylor Morrison Home Corp. (A)	70,906	2,478,874
Tempur Sealy International, Inc.	111,075	5,223,857
Toll Brothers, Inc.	66,015	4,778,826
TopBuild Corp. (A)	18,997	5,241,462
Tri Pointe Homes, Inc. (A)	64,125	1,788,446
		28,294,184
Leisure products – 1.3%
Brunswick Corp.	44,482	4,480,672
Callaway Golf Company (A)	67,616	1,855,383
Mattel, Inc. (A)	202,140	4,358,138
Polaris, Inc.	32,912	3,617,358
YETI Holdings, Inc. (A)	50,568	4,188,547
		18,500,098
Multiline retail – 0.8%
Kohl's Corp.	86,855	4,289,768
Macy's, Inc.	178,694	4,678,209
Nordstrom, Inc. (A)	64,187	1,451,910
Ollie's Bargain Outlet Holdings, Inc. (A)	34,917	1,787,401
		12,207,288
Specialty retail – 3.3%
American Eagle Outfitters, Inc. (B)	88,522	2,241,377
AutoNation, Inc. (A)	23,067	2,695,379
Dick's Sporting Goods, Inc. (B)	37,441	4,305,341
Five Below, Inc. (A)	32,324	6,687,512
Foot Locker, Inc.	52,109	2,273,516
GameStop Corp., Class A (A)(B)	35,748	5,304,646
Lithia Motors, Inc.	17,471	5,188,013
Murphy USA, Inc.	13,607	2,711,059
RH (A)	10,008	5,363,688
Urban Outfitters, Inc. (A)	38,026	1,116,443

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Victoria's Secret & Company (A)	41,803	$2,321,739
Williams-Sonoma, Inc.	42,908	7,257,030
		47,465,743
Textiles, apparel and luxury goods – 1.8%
Capri Holdings, Ltd. (A)	86,812	5,634,967
Carter's, Inc.	24,387	2,468,452
Columbia Sportswear Company	19,944	1,943,343
Crocs, Inc. (A)	33,954	4,353,582
Deckers Outdoor Corp. (A)	15,837	5,801,251
Hanesbrands, Inc.	201,484	3,368,812
Skechers USA, Inc., Class A (A)	77,837	3,378,126
		26,948,533
		220,106,174
Consumer staples – 3.4%
Beverages – 0.2%
The Boston Beer Company, Inc., Class A (A)	5,417	2,736,127
Food and staples retailing – 1.2%
BJ's Wholesale Club Holdings, Inc. (A)	78,783	5,276,098
Casey's General Stores, Inc.	21,407	4,224,671
Grocery Outlet Holding Corp. (A)	50,414	1,425,708
Performance Food Group Company (A)	89,037	4,085,908
Sprouts Farmers Market, Inc. (A)	64,771	1,922,403
		16,934,788
Food products – 1.7%
Darling Ingredients, Inc. (A)	93,360	6,468,914
Flowers Foods, Inc.	114,653	3,149,518
Ingredion, Inc.	38,390	3,710,010
Lancaster Colony Corp.	11,437	1,893,967
Pilgrim's Pride Corp. (A)	28,120	792,984
Post Holdings, Inc. (A)	33,776	3,807,568
Sanderson Farms, Inc.	12,240	2,338,819
The Hain Celestial Group, Inc. (A)	53,591	2,283,513
		24,445,293
Household products – 0.1%
Energizer Holdings, Inc.	36,293	1,455,349
Personal products – 0.2%
Coty, Inc., Class A (A)	193,621	2,033,021
Nu Skin Enterprises, Inc., Class A	28,747	1,458,910
		3,491,931
		49,063,488
Energy – 2.0%
Energy equipment and services – 0.4%
ChampionX Corp. (A)	116,591	2,356,304
NOV, Inc.	225,423	3,054,482
		5,410,786
Oil, gas and consumable fuels – 1.6%
Antero Midstream Corp.	187,348	1,813,529
CNX Resources Corp. (A)	121,859	1,675,561
DT Midstream, Inc.	55,813	2,677,908
EQT Corp. (A)	174,456	3,804,885
Equitrans Midstream Corp.	234,572	2,425,474
HollyFrontier Corp.	86,257	2,827,504
Murphy Oil Corp.	83,773	2,187,313
Targa Resources Corp.	132,113	6,901,583
		24,313,757
		29,724,543
Financials – 13.3%
Banks – 6.1%
Associated Banc-Corp.	86,590	1,956,068
Bank of Hawaii Corp.	23,355	1,956,215
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank OZK	69,749	$3,245,421
Cadence Bank	113,057	3,367,968
Cathay General Bancorp	44,556	1,915,462
CIT Group, Inc.	57,219	2,937,623
Commerce Bancshares, Inc.	64,046	4,402,522
Cullen/Frost Bankers, Inc.	32,718	4,124,758
East West Bancorp, Inc.	81,878	6,442,161
First Financial Bankshares, Inc. (B)	73,984	3,761,347
First Horizon Corp.	312,003	5,095,009
FNB Corp.	184,015	2,232,102
Fulton Financial Corp.	93,069	1,582,173
Glacier Bancorp, Inc.	62,587	3,548,683
Hancock Whitney Corp.	50,097	2,505,852
Home BancShares, Inc.	86,973	2,117,793
International Bancshares Corp.	30,712	1,301,882
PacWest Bancorp	67,655	3,055,976
Pinnacle Financial Partners, Inc.	43,929	4,195,220
Prosperity Bancshares, Inc.	53,178	3,844,769
Sterling Bancorp	111,185	2,867,461
Synovus Financial Corp.	83,957	4,019,022
Texas Capital Bancshares, Inc. (A)	29,200	1,759,300
UMB Financial Corp.	24,833	2,635,030
Umpqua Holdings Corp.	124,987	2,404,750
United Bankshares, Inc.	78,659	2,853,749
Valley National Bancorp	234,806	3,228,583
Webster Financial Corp.	52,268	2,918,645
Wintrust Financial Corp.	32,892	2,987,251
		89,262,795
Capital markets – 2.0%
Affiliated Managers Group, Inc.	23,455	3,858,582
Evercore, Inc., Class A	22,513	3,058,391
Federated Hermes, Inc.	55,877	2,099,858
Interactive Brokers Group, Inc., Class A	50,413	4,003,800
Janus Henderson Group PLC	98,424	4,127,903
Jefferies Financial Group, Inc.	113,347	4,397,864
SEI Investments Company	61,151	3,726,542
Stifel Financial Corp.	60,070	4,230,129
		29,503,069
Consumer finance – 0.6%
FirstCash Holdings, Inc.	23,329	1,745,242
Navient Corp.	92,993	1,973,311
PROG Holdings, Inc. (A)	32,725	1,476,225
SLM Corp.	169,158	3,327,338
		8,522,116
Diversified financial services – 0.3%
Voya Financial, Inc.	66,025	4,378,118
Insurance – 3.6%
Alleghany Corp. (A)	7,904	5,276,631
American Financial Group, Inc.	38,168	5,241,230
Brighthouse Financial, Inc. (A)	46,054	2,385,597
CNO Financial Group, Inc.	71,149	1,696,192
First American Financial Corp.	63,334	4,954,619
Kemper Corp.	34,523	2,029,607
Kinsale Capital Group, Inc.	12,376	2,944,127
Mercury General Corp.	15,335	813,675
Old Republic International Corp.	164,738	4,049,260
Primerica, Inc.	22,785	3,492,257
Reinsurance Group of America, Inc.	39,004	4,270,548
RenaissanceRe Holdings, Ltd.	26,553	4,496,219
RLI Corp.	22,973	2,575,273
Selective Insurance Group, Inc.	34,691	2,842,581
The Hanover Insurance Group, Inc.	20,529	2,690,531

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Unum Group	117,966	$2,898,425
		52,656,772
Thrifts and mortgage finance – 0.7%
Essent Group, Ltd.	63,717	2,901,035
MGIC Investment Corp.	187,855	2,708,869
New York Community Bancorp, Inc.	268,304	3,275,992
Washington Federal, Inc.	37,587	1,254,654
		10,140,550
		194,463,420
Health care – 9.7%
Biotechnology – 1.4%
Arrowhead Pharmaceuticals, Inc. (A)	60,156	3,988,343
Exelixis, Inc. (A)	182,555	3,337,105
Halozyme Therapeutics, Inc. (A)	81,232	3,266,339
Neurocrine Biosciences, Inc. (A)	54,737	4,661,950
United Therapeutics Corp. (A)	25,986	5,615,055
		20,868,792
Health care equipment and supplies – 3.2%
Envista Holdings Corp. (A)	93,107	4,195,401
Globus Medical, Inc., Class A (A)	45,605	3,292,681
Haemonetics Corp. (A)	29,487	1,563,990
ICU Medical, Inc. (A)	11,519	2,733,919
Integra LifeSciences Holdings Corp. (A)	42,029	2,815,523
LivaNova PLC (A)	30,710	2,684,975
Masimo Corp. (A)	29,313	8,582,260
Neogen Corp. (A)	62,022	2,816,419
NuVasive, Inc. (A)	29,851	1,566,580
Penumbra, Inc. (A)	20,262	5,821,678
Quidel Corp. (A)	21,882	2,953,851
STAAR Surgical Company (A)	27,464	2,507,463
Tandem Diabetes Care, Inc. (A)	36,657	5,517,612
		47,052,352
Health care providers and services – 3.0%
Acadia Healthcare Company, Inc. (A)	51,891	3,149,784
Amedisys, Inc. (A)	18,811	3,045,125
Chemed Corp.	8,883	4,699,462
Encompass Health Corp.	57,405	3,746,250
HealthEquity, Inc. (A)	48,183	2,131,616
LHC Group, Inc. (A)	18,274	2,507,741
Molina Healthcare, Inc. (A)	33,696	10,718,024
Option Care Health, Inc. (A)	79,914	2,272,754
Patterson Companies, Inc.	49,976	1,466,796
Progyny, Inc. (A)	40,176	2,022,862
R1 RCM, Inc. (A)	76,883	1,959,748
Tenet Healthcare Corp. (A)	61,810	5,049,259
		42,769,421
Life sciences tools and services – 1.6%
Bruker Corp.	58,627	4,919,392
Medpace Holdings, Inc. (A)	16,589	3,610,430
Repligen Corp. (A)	29,668	7,857,273
Syneos Health, Inc. (A)	59,828	6,143,139
		22,530,234
Pharmaceuticals – 0.5%
Jazz Pharmaceuticals PLC (A)	35,467	4,518,496
Perrigo Company PLC	77,185	3,002,497
		7,520,993
		140,741,792
Industrials – 18.6%
Aerospace and defense – 0.9%
Axon Enterprise, Inc. (A)	37,894	5,949,358
Curtiss-Wright Corp.	22,641	3,139,627
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Hexcel Corp. (A)	48,405	$2,507,379
Mercury Systems, Inc. (A)	32,684	1,799,581
		13,395,945
Air freight and logistics – 0.4%
GXO Logistics, Inc. (A)	56,886	5,166,955
Airlines – 0.2%
JetBlue Airways Corp. (A)	183,498	2,613,012
Building products – 2.8%
Builders FirstSource, Inc. (A)	110,493	9,470,355
Carlisle Companies, Inc.	30,168	7,485,284
Lennox International, Inc.	19,422	6,299,720
Owens Corning	57,979	5,247,100
Simpson Manufacturing Company, Inc.	25,064	3,485,650
Trex Company, Inc. (A)	66,420	8,968,693
		40,956,802
Commercial services and supplies – 1.5%
Clean Harbors, Inc. (A)	28,883	2,881,657
IAA, Inc. (A)	77,804	3,938,438
MillerKnoll, Inc.	43,721	1,713,426
MSA Safety, Inc.	21,038	3,175,896
Stericycle, Inc. (A)	53,003	3,161,099
Tetra Tech, Inc.	31,198	5,297,420
The Brink's Company	28,361	1,859,631
		22,027,567
Construction and engineering – 1.4%
AECOM (A)	83,121	6,429,409
Dycom Industries, Inc. (A)	17,408	1,632,174
EMCOR Group, Inc.	30,796	3,923,102
Fluor Corp. (A)	81,592	2,021,034
MasTec, Inc. (A)	33,012	3,046,347
Valmont Industries, Inc.	12,246	3,067,623
		20,119,689
Electrical equipment – 2.0%
Acuity Brands, Inc.	20,151	4,266,370
EnerSys	24,170	1,910,880
Hubbell, Inc.	31,394	6,538,428
nVent Electric PLC	97,070	3,688,660
Regal Rexnord Corp.	39,096	6,653,357
Sunrun, Inc. (A)	119,438	4,096,723
Vicor Corp. (A)	12,374	1,571,251
		28,725,669
Machinery – 4.9%
AGCO Corp.	35,406	4,107,804
Colfax Corp. (A)	77,696	3,571,685
Crane Company	28,802	2,930,027
Donaldson Company, Inc.	71,312	4,225,949
Flowserve Corp.	75,162	2,299,957
Graco, Inc.	98,068	7,906,242
ITT, Inc.	49,390	5,047,164
Kennametal, Inc.	48,262	1,733,088
Lincoln Electric Holdings, Inc.	34,070	4,751,743
Nordson Corp.	31,184	7,960,340
Oshkosh Corp.	39,602	4,463,541
Terex Corp.	40,273	1,769,998
The Middleby Corp. (A)	32,095	6,315,012
The Timken Company	39,831	2,759,890
The Toro Company	61,417	6,136,172
Trinity Industries, Inc.	47,192	1,425,198

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Woodward, Inc.	36,375	$3,981,608
		71,385,418
Marine – 0.1%
Kirby Corp. (A)	34,683	2,060,864
Professional services – 1.5%
ASGN, Inc. (A)	30,061	3,709,527
CACI International, Inc., Class A (A)	13,459	3,623,297
FTI Consulting, Inc. (A)	19,784	3,035,261
Insperity, Inc.	20,660	2,440,153
KBR, Inc.	80,942	3,854,458
ManpowerGroup, Inc.	31,296	3,046,040
Science Applications International Corp.	33,214	2,776,358
		22,485,094
Road and rail – 2.0%
Avis Budget Group, Inc. (A)	23,124	4,795,224
Knight-Swift Transportation Holdings, Inc.	95,754	5,835,249
Landstar System, Inc.	21,988	3,936,292
Ryder System, Inc.	30,980	2,553,681
Saia, Inc. (A)	15,196	5,121,508
Werner Enterprises, Inc.	35,118	1,673,724
XPO Logistics, Inc. (A)	56,920	4,407,316
		28,322,994
Trading companies and distributors – 0.9%
GATX Corp.	20,483	2,134,124
MSC Industrial Direct Company, Inc., Class A	27,014	2,270,797
Univar Solutions, Inc. (A)	98,639	2,796,416
Watsco, Inc.	19,055	5,961,928
		13,163,265
		270,423,274
Information technology – 14.0%
Communications equipment – 0.9%
Ciena Corp. (A)	89,391	6,880,425
Lumentum Holdings, Inc. (A)	41,716	4,412,301
ViaSat, Inc. (A)	42,376	1,887,427
		13,180,153
Electronic equipment, instruments and components – 3.2%
Arrow Electronics, Inc. (A)	40,175	5,394,297
Avnet, Inc.	57,249	2,360,376
Belden, Inc.	25,905	1,702,736
Cognex Corp.	102,010	7,932,298
Coherent, Inc. (A)	14,156	3,773,140
II-VI, Inc. (A)	61,241	4,184,598
Jabil, Inc.	82,702	5,818,086
Littelfuse, Inc.	14,212	4,472,232
National Instruments Corp.	76,094	3,323,025
TD SYNNEX Corp.	23,820	2,724,055
Vishay Intertechnology, Inc.	76,571	1,674,608
Vontier Corp.	97,544	2,997,527
		46,356,978
IT services – 1.9%
Alliance Data Systems Corp.	28,725	1,912,223
Concentrix Corp.	24,754	4,421,560
Genpact, Ltd.	99,825	5,298,711
Kyndryl Holdings, Inc. (A)	103,358	1,870,780
LiveRamp Holdings, Inc. (A)	39,288	1,883,860
MAXIMUS, Inc.	35,468	2,825,736
Sabre Corp. (A)	186,616	1,603,031
The Western Union Company	231,950	4,137,988
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
WEX, Inc. (A)	25,860	$3,630,485
		27,584,374
Semiconductors and semiconductor equipment – 4.2%
Amkor Technology, Inc.	57,846	1,434,002
Azenta, Inc.	42,897	4,423,110
Cirrus Logic, Inc. (A)	32,966	3,033,531
CMC Materials, Inc.	16,401	3,143,908
First Solar, Inc. (A)	57,054	4,972,827
Lattice Semiconductor Corp. (A)	79,012	6,088,665
MKS Instruments, Inc.	31,999	5,573,266
Power Integrations, Inc.	34,810	3,233,501
Semtech Corp. (A)	37,156	3,304,283
Silicon Laboratories, Inc. (A)	23,187	4,786,261
SiTime Corp. (A)	8,648	2,529,886
SunPower Corp. (A)(B)	47,909	999,861
Synaptics, Inc. (A)	22,659	6,560,007
Universal Display Corp.	25,016	4,128,390
Wolfspeed, Inc. (A)	66,867	7,473,729
		61,685,227
Software – 3.7%
ACI Worldwide, Inc. (A)	67,834	2,353,840
Aspen Technology, Inc. (A)	38,611	5,876,594
Blackbaud, Inc. (A)	23,906	1,888,096
CDK Global, Inc.	68,277	2,849,882
Cerence, Inc. (A)	21,929	1,680,639
CommVault Systems, Inc. (A)	26,258	1,809,701
Digital Turbine, Inc. (A)	50,734	3,094,267
Envestnet, Inc. (A)	31,529	2,501,511
Fair Isaac Corp. (A)	15,785	6,845,481
Manhattan Associates, Inc. (A)	36,513	5,677,406
Mimecast, Ltd. (A)	35,627	2,834,840
NCR Corp. (A)	76,161	3,061,672
Paylocity Holding Corp. (A)	22,859	5,398,381
Qualys, Inc. (A)	19,265	2,643,543
Sailpoint Technologies Holdings, Inc. (A)	53,812	2,601,272
Teradata Corp. (A)	62,602	2,658,707
		53,775,832
Technology hardware, storage and peripherals – 0.1%
Xerox Holdings Corp.	79,309	1,795,556
		204,378,120
Materials – 6.5%
Chemicals – 2.6%
Ashland Global Holdings, Inc.	32,589	3,508,532
Avient Corp.	52,789	2,953,545
Cabot Corp.	32,730	1,839,426
Ingevity Corp. (A)	22,667	1,625,224
Minerals Technologies, Inc.	19,211	1,405,285
NewMarket Corp.	3,986	1,366,082
Olin Corp.	82,762	4,760,470
RPM International, Inc.	74,844	7,559,244
Sensient Technologies Corp.	24,248	2,426,255
The Chemours Company	94,025	3,155,479
The Scotts Miracle-Gro Company	23,503	3,783,983
Valvoline, Inc.	104,296	3,889,198
		38,272,723
Construction materials – 0.3%
Eagle Materials, Inc.	23,468	3,906,483
Containers and packaging – 0.8%
AptarGroup, Inc.	37,981	4,651,913
Greif, Inc., Class A	15,319	924,808
Silgan Holdings, Inc.	48,416	2,074,141

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
Sonoco Products Company	56,732	$3,284,215
		10,935,077
Metals and mining – 2.5%
Alcoa Corp.	107,955	6,431,959
Cleveland-Cliffs, Inc. (A)	262,574	5,716,236
Commercial Metals Company	69,579	2,525,022
Compass Minerals International, Inc.	19,640	1,003,211
Reliance Steel & Aluminum Company	36,151	5,864,415
Royal Gold, Inc.	37,871	3,984,408
Steel Dynamics, Inc.	108,778	6,751,850
U.S. Steel Corp.	155,919	3,712,431
Worthington Industries, Inc.	18,665	1,020,229
		37,009,761
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	50,768	3,977,673
		94,101,717
Real estate – 10.1%
Equity real estate investment trusts – 9.6%
American Campus Communities, Inc.	80,291	4,599,871
Apartment Income REIT Corp.	90,577	4,951,845
Brixmor Property Group, Inc.	171,356	4,354,156
Camden Property Trust	58,966	10,536,045
Corporate Office Properties Trust	64,809	1,812,708
Cousins Properties, Inc.	85,791	3,455,661
CyrusOne, Inc.	73,226	6,569,837
Douglas Emmett, Inc.	101,252	3,391,942
EastGroup Properties, Inc.	23,474	5,348,551
EPR Properties	43,161	2,049,716
First Industrial Realty Trust, Inc.	75,175	4,976,585
Healthcare Realty Trust, Inc.	85,129	2,693,482
Highwoods Properties, Inc.	60,227	2,685,522
Hudson Pacific Properties, Inc.	87,977	2,173,912
JBG SMITH Properties	65,867	1,891,042
Kilroy Realty Corp.	60,477	4,019,301
Kite Realty Group Trust	126,369	2,752,317
Lamar Advertising Company, Class A	50,093	6,076,281
Life Storage, Inc.	47,325	7,249,244
Medical Properties Trust, Inc.	344,054	8,129,996
National Retail Properties, Inc.	101,328	4,870,837
National Storage Affiliates Trust	47,280	3,271,776
Omega Healthcare Investors, Inc.	137,883	4,079,958
Park Hotels & Resorts, Inc. (A)	136,444	2,576,063
Pebblebrook Hotel Trust	75,806	1,695,780
Physicians Realty Trust	127,102	2,393,331
PotlatchDeltic Corp.	38,716	2,331,478
PS Business Parks, Inc.	11,605	2,137,293
Rayonier, Inc.	82,597	3,333,615
Rexford Industrial Realty, Inc.	87,406	7,089,501
Sabra Health Care REIT, Inc.	131,943	1,786,508
SL Green Realty Corp.	38,500	2,760,450
Spirit Realty Capital, Inc.	71,151	3,428,767
STORE Capital Corp.	141,596	4,870,902
The Macerich Company	122,918	2,124,023
Urban Edge Properties	63,531	1,207,089
		139,675,385
Real estate management and development – 0.5%
Jones Lang LaSalle, Inc. (A)	29,119	7,842,911
		147,518,296
Mid Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 3.3%
Electric utilities – 1.0%
ALLETE, Inc.	30,333	$2,012,595
Hawaiian Electric Industries, Inc.	63,070	2,617,405
IDACORP, Inc.	29,147	3,302,647
OGE Energy Corp.	115,497	4,432,775
PNM Resources, Inc.	49,525	2,258,835
		14,624,257
Gas utilities – 1.2%
National Fuel Gas Company	52,610	3,363,883
New Jersey Resources Corp.	55,640	2,284,578
ONE Gas, Inc.	30,919	2,399,005
Southwest Gas Holdings, Inc.	34,841	2,440,612
Spire, Inc.	29,820	1,944,860
UGI Corp.	120,645	5,538,812
		17,971,750
Multi-utilities – 0.6%
Black Hills Corp.	36,823	2,598,599
MDU Resources Group, Inc.	117,330	3,618,457
NorthWestern Corp.	30,380	1,736,521
		7,953,577
Water utilities – 0.5%
Essential Utilities, Inc.	132,704	7,124,878
		47,674,462
TOTAL COMMON STOCKS (Cost $1,019,764,709)		$1,422,204,132
SHORT-TERM INVESTMENTS – 3.5%
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note 0.040%, 03/15/2022 *	$35,000,000	34,996,550
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.1697% (C)(D)	989,835	9,901,319
Repurchase agreement – 0.4%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $5,688,000 on 1-3-22, collateralized by $5,304,400 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $5,801,795)	$5,688,000	5,688,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,588,185)		$50,585,869
Total Investments (Mid Cap Index Trust) (Cost $1,070,352,894) – 101.1%		$1,472,790,001
Other assets and liabilities, net – (1.1%)		(16,316,387)
TOTAL NET ASSETS – 100.0%		$1,456,473,614
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P Mid 400 Index E-Mini Futures	128	Long	Mar 2022	$35,387,833	$36,322,560	$934,727
						$934,727

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Mid Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 93.6%
Communication services – 4.8%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	8,110	$1,408,950
Media – 4.4%
DISH Network Corp., Class A (A)	94,916	3,079,075
Fox Corp., Class A	101,953	3,762,066
News Corp., Class A	613,932	13,696,823
Scholastic Corp.	99,213	3,964,551
ViacomCBS, Inc., Class B	165,062	4,981,571
		29,484,086
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	60,403	1,217,120
		32,110,156
Consumer discretionary – 2.2%
Diversified consumer services – 0.5%
Strategic Education, Inc.	53,475	3,092,994
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	145,662	3,279,388
Household durables – 0.3%
Mohawk Industries, Inc. (A)	9,881	1,800,121
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	53,841	6,399,541
		14,572,044
Consumer staples – 8.6%
Beverages – 0.6%
Carlsberg A/S, Class B	24,092	4,159,429
Food and staples retailing – 1.4%
Sysco Corp.	114,511	8,994,839
Food products – 5.9%
Bunge, Ltd.	156,651	14,624,937
Campbell Soup Company	169,776	7,378,465
Flowers Foods, Inc.	572,599	15,729,295
The Kraft Heinz Company	45,959	1,649,928
		39,382,625
Household products – 0.7%
Kimberly-Clark Corp.	31,821	4,547,857
		57,084,750
Energy – 10.7%
Energy equipment and services – 2.5%
Expro Group Holdings NV (A)	268,099	3,847,221
NOV, Inc.	289,644	3,924,676
SEACOR Marine Holdings, Inc. (A)	120,598	410,033
TechnipFMC PLC (A)	1,018,971	6,032,308
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	207,950	$2,227,145
		16,441,383
Oil, gas and consumable fuels – 8.2%
APA Corp.	140,500	3,778,045
Cameco Corp.	462,969	10,097,354
Canadian Natural Resources, Ltd.	236,190	9,979,028
EQT Corp. (A)	294,536	6,423,830
Equitrans Midstream Corp.	569,939	5,893,169
Imperial Oil, Ltd. (B)	401,868	14,507,435
NAC Kazatomprom JSC, GDR	96,033	3,522,161
		54,201,022
		70,642,405
Financials – 19.2%
Banks – 4.3%
Fifth Third Bancorp	344,783	15,015,300
Popular, Inc.	59,883	4,912,801
Sterling Bancorp	112,300	2,896,217
Westamerica BanCorp	97,607	5,634,852
		28,459,170
Capital markets – 4.5%
Lazard, Ltd., Class A	85,551	3,732,590
Northern Trust Corp.	80,831	9,668,196
Open Lending Corp., Class A (A)	40,000	899,200
State Street Corp.	168,748	15,693,564
		29,993,550
Diversified financial services – 1.6%
Groupe Bruxelles Lambert SA	62,496	6,979,981
Jackson Financial, Inc., Class A	87,712	3,668,993
		10,648,974
Insurance – 8.4%
Brighthouse Financial, Inc. (A)	119,285	6,178,963
Brown & Brown, Inc.	143,330	10,073,232
CNA Financial Corp.	163,445	7,204,656
Kemper Corp.	104,221	6,127,153
Loews Corp.	243,093	14,041,052
Marsh & McLennan Companies, Inc.	25,832	4,490,118
RenaissanceRe Holdings, Ltd.	44,449	7,526,549
		55,641,723
Thrifts and mortgage finance – 0.4%
Capitol Federal Financial, Inc.	253,263	2,869,470
		127,612,887
Health care – 13.5%
Biotechnology – 1.8%
ACADIA Pharmaceuticals, Inc. (A)	108,100	2,523,054
Alkermes PLC (A)	165,506	3,849,670
BioMarin Pharmaceutical, Inc. (A)	27,974	2,471,503

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Galapagos NV (A)	36,713	$2,037,325
Incyte Corp. (A)	16,689	1,224,973
		12,106,525
Health care equipment and supplies – 4.3%
Baxter International, Inc.	109,728	9,419,052
Dentsply Sirona, Inc.	139,842	7,801,785
Hologic, Inc. (A)	49,454	3,786,198
Zimmer Biomet Holdings, Inc.	56,140	7,132,026
		28,139,061
Health care providers and services – 7.3%
Cardinal Health, Inc.	305,705	15,740,750
Centene Corp. (A)	55,500	4,573,200
Covetrus, Inc. (A)	76,096	1,519,637
Fresenius Medical Care AG & Company KGaA	11,687	757,647
Fresenius SE & Company KGaA	67,013	2,693,479
Fresenius SE & Company KGaA, ADR (B)	135,772	1,355,005
Patterson Companies, Inc.	315,830	9,269,611
Select Medical Holdings Corp.	420,136	12,351,998
		48,261,327
Pharmaceuticals – 0.1%
Perrigo Company PLC	21,396	832,304
		89,339,217
Industrials – 6.4%
Aerospace and defense – 3.1%
Rolls-Royce Holdings PLC (A)	2,713,272	4,528,819
Textron, Inc.	210,237	16,230,296
		20,759,115
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	36,541	3,932,908
Airlines – 0.2%
Southwest Airlines Company (A)	34,604	1,482,435
Commercial services and supplies – 0.3%
Cintas Corp.	3,772	1,671,637
Machinery – 1.6%
AGCO Corp.	15,028	1,743,549
PACCAR, Inc.	101,638	8,970,570
		10,714,119
Road and rail – 0.6%
JB Hunt Transport Services, Inc.	19,729	4,032,608
		42,592,822
Information technology – 1.8%
Electronic equipment, instruments and components – 0.9%
National Instruments Corp.	128,985	5,632,775
Semiconductors and semiconductor equipment – 0.9%
Applied Materials, Inc.	39,723	6,250,811
		11,883,586
Materials – 10.8%
Chemicals – 2.4%
Corteva, Inc.	205,032	9,693,913
PPG Industries, Inc.	15,761	2,717,827
Westlake Chemical Corp.	33,620	3,265,511
		15,677,251
Construction materials – 2.2%
Summit Materials, Inc., Class A (A)	239,408	9,609,837
Vulcan Materials Company	23,171	4,809,836
		14,419,673
Metals and mining – 6.2%
AngloGold Ashanti, Ltd., ADR	252,698	5,301,604
Mid Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Centerra Gold, Inc.	47,339	$364,880
Cia de Minas Buenaventura SAA, ADR (A)(B)	552,202	4,042,119
Franco-Nevada Corp.	94,917	13,126,827
Freeport-McMoRan, Inc.	193,161	8,060,609
Fresnillo PLC	515,025	6,262,105
Gold Fields, Ltd., ADR	379,967	4,175,837
		41,333,981
		71,430,905
Real estate – 7.8%
Equity real estate investment trusts – 7.5%
Apartment Income REIT Corp.	37,990	2,076,913
Apartment Investment and Management Company, Class A (A)	417,176	3,220,599
Equity Commonwealth (A)	314,972	8,157,775
Equity Residential	59,856	5,416,968
Rayonier, Inc.	256,894	10,368,242
Regency Centers Corp.	98,281	7,405,473
Weyerhaeuser Company	318,706	13,124,313
		49,770,283
Real estate management and development – 0.3%
The St. Joe Company	32,761	1,705,210
		51,475,493
Utilities – 7.8%
Electric utilities – 4.7%
FirstEnergy Corp.	419,848	17,461,476
PG&E Corp. (A)	1,139,900	13,838,386
		31,299,862
Gas utilities – 1.3%
Atmos Energy Corp.	20,300	2,126,831
National Fuel Gas Company	105,216	6,727,511
		8,854,342
Independent power and renewable electricity producers – 0.7%
Vistra Corp.	202,658	4,614,523
Multi-utilities – 1.1%
CenterPoint Energy, Inc.	259,605	7,245,576
		52,014,303
TOTAL COMMON STOCKS (Cost $457,460,667)		$620,758,568
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	8,102	1,026,847
TOTAL PREFERRED SECURITIES (Cost $917,915)		$1,026,847
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$172,000	177,160
TOTAL CORPORATE BONDS (Cost $136,766)		$177,160
SHORT-TERM INVESTMENTS – 6.3%
Short-term funds – 6.3%
John Hancock Collateral Trust, 0.1697% (D)(E)	102,881	1,029,121

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Mid Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,575,038	$2,575,038
T. Rowe Price Government Reserve Fund, 0.0570% (D)	37,986,291	37,986,291
TOTAL SHORT-TERM INVESTMENTS (Cost $41,590,445)		$41,590,450
Total Investments (Mid Value Trust) (Cost $500,105,793) – 100.1%		$663,553,025
Other assets and liabilities, net – (0.1%)		(527,693)
TOTAL NET ASSETS – 100.0%		$663,025,332
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Real Estate Securities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 2.0%
Hotels, restaurants and leisure – 1.5%
Casinos and gaming – 0.2%
Caesars Entertainment, Inc. (A)	10,970	$1,026,024
Hotels, resorts and cruise lines – 1.3%
Bluegreen Vacations Holding Corp. (A)	20,200	709,020
Playa Hotels & Resorts NV (A)	605,738	4,833,789
		5,542,809
Household durables – 0.5%
Homebuilding – 0.5%
D.R. Horton, Inc.	18,660	2,023,677
		8,592,510
Health care – 1.7%
Health care providers and services – 1.7%
Health care facilities – 1.7%
Brookdale Senior Living, Inc. (A)	178,403	920,559
HCA Healthcare, Inc.	25,063	6,439,186
		7,359,745
Real estate – 95.0%
Equity real estate investment trusts – 89.5%
Health care REITs – 4.6%
Welltower, Inc.	230,479	19,768,185
Hotel and resort REITs – 2.5%
Pebblebrook Hotel Trust	134,659	3,012,322
Ryman Hospitality Properties, Inc. (A)	83,512	7,679,764
		10,692,086
Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs – 17.6%
First Industrial Realty Trust, Inc.	126,000	$8,341,200
Innovative Industrial Properties, Inc.	21,118	5,552,133
Prologis, Inc.	283,254	47,688,643
Rexford Industrial Realty, Inc.	181,797	14,745,555
		76,327,531
Office REITs – 7.8%
Alexandria Real Estate Equities, Inc.	62,978	14,041,575
Douglas Emmett, Inc.	214,785	7,195,298
SL Green Realty Corp.	139,586	10,008,314
Veris Residential, Inc. (A)	130,280	2,394,546
		33,639,733
Residential REITs – 21.1%
AvalonBay Communities, Inc.	87,326	22,057,674
Camden Property Trust	76,828	13,727,627
Independence Realty Trust, Inc.	349,379	9,024,460
Invitation Homes, Inc.	314,868	14,276,115
Sun Communities, Inc.	72,806	15,287,076
UDR, Inc.	284,820	17,086,352
		91,459,304
Retail REITs – 11.6%
Acadia Realty Trust	191,235	4,174,660
Brixmor Property Group, Inc.	515,842	13,107,545
Kimco Realty Corp.	482,608	11,896,287
Phillips Edison & Company, Inc.	165,970	5,483,649
Simon Property Group, Inc.	98,654	15,761,950
		50,424,091
Specialized REITs – 24.3%
American Tower Corp.	61,637	18,028,823
Equinix, Inc.	15,382	13,010,711
Extra Space Storage, Inc.	113,264	25,680,347
Life Storage, Inc.	107,321	16,439,431
PotlatchDeltic Corp.	50,860	3,062,789
Public Storage	16,906	6,332,311
SBA Communications Corp.	30,225	11,758,130
VICI Properties, Inc.	357,548	10,765,770
		105,078,312
		387,389,242
Real estate management and development – 5.5%
Real estate operating companies – 1.5%
Tricon Residential, Inc.	427,906	6,549,081
Real estate services – 4.0%
CBRE Group, Inc., Class A (A)	78,274	8,493,512
Colliers International Group, Inc. (New York Stock Exchange) (B)	58,050	8,629,133
		17,122,645
		23,671,726
		411,060,968
TOTAL COMMON STOCKS (Cost $311,566,938)		$427,013,223

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Real Estate Securities Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.1697% (C)(D)	155,508	$1,555,545
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	2,065,702	2,065,702
TOTAL SHORT-TERM INVESTMENTS (Cost $3,621,503)		$3,621,247
Total Investments (Real Estate Securities Trust) (Cost $315,188,441) – 99.6%		$430,634,470
Other assets and liabilities, net – 0.4%		1,885,181
TOTAL NET ASSETS – 100.0%		$432,519,651
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 14.9%
Entertainment – 0.8%
CTS Eventim AG & Company KGaA (A)	67,717	$4,949,633
ROBLOX Corp., Class A (A)	26,501	2,733,843
Take-Two Interactive Software, Inc. (A)	2,580	458,518
		8,141,994
Interactive media and services – 14.1%
Alphabet, Inc., Class A (A)	1,460	4,229,678
Alphabet, Inc., Class C (A)	16,028	46,378,461
Baidu, Inc., ADR (A)	179,611	26,724,321
Kanzhun, Ltd., ADR (A)(B)	27,588	962,269
Kuaishou Technology (A)(C)	13,100	121,456
Meta Platforms, Inc., Class A (A)	123,222	41,445,720
Pinterest, Inc., Class A (A)	191,911	6,975,965
VK Company, Ltd., GDR (A)	732,550	8,479,709
ZoomInfo Technologies, Inc. (A)	251,025	16,115,805
		151,433,384
		159,575,378
Consumer discretionary – 21.8%
Auto components – 0.3%
Aptiv PLC (A)	17,495	2,885,800
Automobiles – 1.0%
Rivian Automotive, Inc., Class A (A)(B)	39,543	4,100,214
Tesla, Inc. (A)	6,280	6,636,578
		10,736,792
Diversified consumer services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (A)	1,182,568	2,483,393
Hotels, restaurants and leisure – 5.6%
Airbnb, Inc., Class A (A)	7,155	1,191,236
Booking Holdings, Inc. (A)	9,738	23,363,702
Expedia Group, Inc. (A)	16,925	3,058,686
Tongcheng Travel Holdings, Ltd. (A)	2,788,400	5,168,838
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Trip.com Group, Ltd., ADR (A)	1,106,412	$27,239,863
		60,022,325
Internet and direct marketing retail – 14.0%
Alibaba Group Holding, Ltd., ADR (A)	230,537	27,385,490
Amazon.com, Inc. (A)	14,932	49,788,365
boohoo Group PLC (A)	3,378,782	5,665,512
Coupang, Inc. (A)	162,752	4,781,654
Deliveroo PLC (A)(C)	1,380,436	3,940,642
Delivery Hero SE (A)(C)	125,444	13,885,463
D-Market Elektronik Hizmetler ve Ticaret AS, ADR (A)	345,590	660,077
Etsy, Inc. (A)	16,938	3,708,406
Naspers, Ltd., N Shares	39,312	6,101,656
Prosus NV (A)	73,986	6,127,891
Wayfair, Inc., Class A (A)(B)	17,028	3,234,809
Zalando SE (A)(C)	306,247	24,670,178
		149,950,143
Specialty retail – 0.7%
Auto1 Group SE (A)(C)	101,384	2,240,744
Warby Parker, Inc., Class A (A)	106,647	4,965,484
		7,206,228
		233,284,681
Industrials – 0.4%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	2,605	57,128
Professional services – 0.1%
LegalZoom.com, Inc. (A)(B)	27,577	443,162
Road and rail – 0.3%
DiDi Global, Inc. (A)	9,513	189,499
Lyft, Inc., Class A (A)	77,110	3,294,910
		3,484,409
		3,984,699
Information technology – 60.3%
Communications equipment – 0.3%
Arista Networks, Inc. (A)	9,115	1,310,281
F5, Inc. (A)	8,220	2,011,516
		3,321,797
Electronic equipment, instruments and components – 0.7%
Cognex Corp.	6,880	534,989
Flex, Ltd. (A)	51,735	948,303
IPG Photonics Corp. (A)	4,810	827,993
Samsung SDI Company, Ltd.	9,933	5,462,871
		7,774,156
IT services – 6.1%
Adyen NV (A)(C)	650	1,706,250
Block, Inc. (A)	3,545	572,553
Cloudflare, Inc., Class A (A)	4,240	557,560
DXC Technology Company (A)	134,655	4,334,544
EPAM Systems, Inc. (A)	3,610	2,413,105
Fiserv, Inc. (A)	16,042	1,664,999
MongoDB, Inc. (A)	46,230	24,471,851
Okta, Inc. (A)	68,310	15,313,053
Shopify, Inc., Class A (A)	2,700	3,718,953
Snowflake, Inc., Class A (A)	19,738	6,686,248
Toast, Inc., Class A (A)(B)	320	11,107
Twilio, Inc., Class A (A)	14,900	3,923,766
		65,373,989
Semiconductors and semiconductor equipment – 16.4%
Advanced Micro Devices, Inc. (A)	28,605	4,116,260
Applied Materials, Inc.	88,241	13,885,604
ASML Holding NV, NYRS	3,730	2,969,602

The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Science & Technology Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Inc.	6,740	$4,484,863
GlobalFoundries, Inc. (A)	38,850	2,524,085
Infineon Technologies AG	145,345	6,691,459
KLA Corp.	6,660	2,864,533
Lam Research Corp.	7,730	5,559,030
Marvell Technology, Inc.	130,705	11,435,380
Micron Technology, Inc.	288,063	26,833,068
NVIDIA Corp.	58,165	17,106,908
NXP Semiconductors NV	27,345	6,228,644
ON Semiconductor Corp. (A)	217,480	14,771,242
QUALCOMM, Inc.	91,296	16,695,300
SK Hynix, Inc.	67,525	7,416,447
STMicroelectronics NV	111,416	5,478,873
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	82,110	9,878,654
Teradyne, Inc.	16,260	2,658,998
Tokyo Electron, Ltd.	10,500	6,043,510
Wolfspeed, Inc. (A)	11,190	1,250,706
Xilinx, Inc.	31,296	6,635,691
		175,528,857
Software – 29.5%
Altair Engineering, Inc., Class A (A)	8,755	676,937
Alteryx, Inc., Class A (A)	19,785	1,196,993
Asana, Inc., Class A (A)	161,790	12,061,445
Atlassian Corp. PLC, Class A (A)	11,745	4,478,251
Box, Inc., Class A (A)	48,545	1,271,394
Citrix Systems, Inc.	317,522	30,034,406
Coupa Software, Inc. (A)	5,292	836,401
Crowdstrike Holdings, Inc., Class A (A)	54,040	11,064,690
Datadog, Inc., Class A (A)	76,750	13,669,943
DocuSign, Inc. (A)	9,700	1,477,407
ForgeRock, Inc., Class A (A)(B)	33,915	905,191
Fortinet, Inc. (A)	26,105	9,382,137
HashiCorp, Inc., Class A (A)	8,360	761,094
HubSpot, Inc. (A)	18,868	12,436,842
Intuit, Inc.	19,960	12,838,671
KnowBe4, Inc., Class A (A)	47,193	1,082,607
Mandiant, Inc. (A)	28,035	491,734
Microsoft Corp.	212,848	71,585,038
Monday.com, Ltd. (A)(B)	6,765	2,088,491
NortonLifeLock, Inc.	256,540	6,664,909
Oracle Corp.	12,725	1,109,747
Palo Alto Networks, Inc. (A)	16,580	9,231,081
Paycom Software, Inc. (A)	31,295	12,993,371
Procore Technologies, Inc. (A)	6,687	534,759
salesforce.com, Inc. (A)	153,100	38,907,303
Smartsheet, Inc., Class A (A)	7,590	587,846
TeamViewer AG (A)(C)	220,467	2,958,380
The Trade Desk, Inc., Class A (A)	118,130	10,825,433
Workday, Inc., Class A (A)	18,995	5,189,054
Zoom Video Communications, Inc., Class A (A)	135,420	24,905,092
Zscaler, Inc. (A)	42,412	13,628,248
		315,874,895
Technology hardware, storage and peripherals – 7.3%
Apple, Inc.	139,045	24,690,221
Pure Storage, Inc., Class A (A)	838,711	27,300,043
Samsung Electronics Company, Ltd.	254,805	16,734,296
Seagate Technology Holdings PLC	88,255	9,971,050
		78,695,610
		646,569,304
TOTAL COMMON STOCKS (Cost $920,544,891)		$1,043,414,062
Science & Technology Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 3.7%
Short-term funds – 2.1%
John Hancock Collateral Trust, 0.1697% (D)(E)	857,022	$8,572,790
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	500,010	500,010
T. Rowe Price Government Reserve Fund, 0.0570% (D)	13,109,109	13,109,109
		22,181,909
Repurchase agreement – 1.6%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $17,374,000 on 1-3-22, collateralized by $17,901,900 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $17,721,485)	$17,374,000	17,374,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,556,337)		$39,555,909
Total Investments (Science & Technology Trust) (Cost $960,101,228) – 101.1%		$1,082,969,971
Other assets and liabilities, net – (1.1%)		(11,801,544)
TOTAL NET ASSETS – 100.0%		$1,071,168,427
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 95.8%
Communication services – 2.9%
Diversified telecommunication services – 0.6%
Anterix, Inc. (A)	2,649	$155,655
ATN International, Inc.	2,479	99,036
Bandwidth, Inc., Class A (A)	5,062	363,249
Cogent Communications Holdings, Inc.	8,974	656,717
Consolidated Communications Holdings, Inc. (A)	16,167	120,929
EchoStar Corp., Class A (A)	8,210	216,334
Globalstar, Inc. (A)(B)	132,259	153,420
IDT Corp., Class B (A)	4,320	190,771
Iridium Communications, Inc. (A)	25,468	1,051,574
Liberty Latin America, Ltd., Class A (A)	13,599	158,564
Liberty Latin America, Ltd., Class C (A)	29,113	331,888
Ooma, Inc. (A)	5,130	104,857
Radius Global Infrastructure, Inc., Class A (A)	12,875	207,288

The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telesat Corp. (A)	3,096	$88,762
		3,899,044
Entertainment – 0.8%
AMC Entertainment Holdings, Inc., Class A (A)	110,768	3,012,892
Cinemark Holdings, Inc. (A)	23,768	383,140
CuriosityStream, Inc. (A)(B)	6,306	37,395
IMAX Corp. (A)	11,130	198,559
Liberty Media Corp.-Liberty Braves, Class A (A)	4,756	136,735
Liberty Media Corp.-Liberty Braves, Class C (A)	5,536	155,562
Lions Gate Entertainment Corp., Class A (A)	11,706	194,788
Lions Gate Entertainment Corp., Class B (A)	26,569	408,897
Madison Square Garden Entertainment Corp. (A)	5,729	402,978
The Marcus Corp. (A)(B)	5,719	102,141
		5,033,087
Interactive media and services – 0.6%
CarGurus, Inc. (A)	20,644	694,464
Cars.com, Inc. (A)	15,027	241,784
Eventbrite, Inc., Class A (A)	16,840	293,690
EverQuote, Inc., Class A (A)	4,383	68,638
FuboTV, Inc. (A)(B)	28,905	448,606
j2 Global, Inc. (A)	9,331	1,034,435
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,825	38,680
MediaAlpha, Inc., Class A (A)	4,652	71,827
QuinStreet, Inc. (A)	11,322	205,947
TrueCar, Inc. (A)	23,229	78,979
Yelp, Inc. (A)	15,612	565,779
		3,742,829
Media – 0.8%
Advantage Solutions, Inc. (A)	17,149	137,535
AMC Networks, Inc., Class A (A)	6,316	217,523
Audacy, Inc. (A)	27,481	70,626
Boston Omaha Corp., Class A (A)	4,112	118,138
Cardlytics, Inc. (A)	6,984	461,573
Clear Channel Outdoor Holdings, Inc. (A)	81,140	268,573
Daily Journal Corp. (A)	299	106,662
Entravision Communications Corp., Class A	14,193	96,229
Gannett Company, Inc. (A)	31,474	167,756
Gray Television, Inc.	18,393	370,803
Hemisphere Media Group, Inc. (A)	3,817	27,750
iHeartMedia, Inc., Class A (A)	24,203	509,231
Integral Ad Science Holding Corp. (A)	4,031	89,529
John Wiley & Sons, Inc., Class A	9,218	527,915
Scholastic Corp.	5,601	223,816
Sinclair Broadcast Group, Inc., Class A	10,279	271,674
Stagwell, Inc. (A)	14,230	123,374
TechTarget, Inc. (A)	5,502	526,321
TEGNA, Inc.	46,857	869,666
The EW Scripps Company, Class A (A)	12,713	245,997
WideOpenWest, Inc. (A)	11,418	245,715
		5,676,406
Wireless telecommunication services – 0.1%
Gogo, Inc. (A)	13,208	178,704
Shenandoah Telecommunications Company	10,587	269,969
Telephone & Data Systems, Inc.	21,479	432,802
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
United States Cellular Corp. (A)	3,345	$105,434
		986,909
		19,338,275
Consumer discretionary – 10.9%
Auto components – 1.3%
Adient PLC (A)	20,323	973,065
American Axle & Manufacturing Holdings, Inc. (A)	24,624	229,742
Cooper-Standard Holdings, Inc. (A)	3,998	89,595
Dana, Inc.	31,223	712,509
Dorman Products, Inc. (A)	5,584	631,048
Fox Factory Holding Corp. (A)	9,037	1,537,194
Gentherm, Inc. (A)	7,121	618,815
LCI Industries	5,271	821,591
Modine Manufacturing Company (A)	11,609	117,135
Motorcar Parts of America, Inc. (A)	5,014	85,589
Patrick Industries, Inc.	4,846	391,024
Standard Motor Products, Inc.	4,166	218,257
Stoneridge, Inc. (A)	5,928	117,019
Tenneco, Inc., Class A (A)	14,687	165,963
The Goodyear Tire & Rubber Company (A)	59,240	1,262,997
Visteon Corp. (A)	5,989	665,617
XPEL, Inc. (A)	3,829	261,444
		8,898,604
Automobiles – 0.2%
Arcimoto, Inc. (A)	6,538	50,866
Canoo, Inc. (A)(B)	23,698	182,949
Fisker, Inc. (A)	35,229	554,152
Lordstown Motors Corp., Class A (A)(B)	32,829	113,260
Winnebago Industries, Inc.	6,877	515,225
Workhorse Group, Inc. (A)	27,734	120,920
		1,537,372
Distributors – 0.0%
Funko, Inc., Class A (A)	6,118	115,018
Diversified consumer services – 0.6%
2U, Inc. (A)	15,694	314,979
Adtalem Global Education, Inc. (A)	10,694	316,115
American Public Education, Inc. (A)	4,498	100,081
Carriage Services, Inc.	3,425	220,707
Coursera, Inc. (A)	14,561	355,871
European Wax Center, Inc., Class A (A)	2,724	82,673
Graham Holdings Company, Class B	781	491,897
Houghton Mifflin Harcourt Company (A)	27,542	443,426
Laureate Education, Inc., Class A	22,196	271,679
OneSpaWorld Holdings, Ltd. (A)	12,883	129,088
Perdoceo Education Corp. (A)	16,135	189,748
PowerSchool Holdings, Inc., Class A (A)	10,828	178,337
Strategic Education, Inc.	5,327	308,114
Stride, Inc. (A)	8,909	296,937
Vivint Smart Home, Inc. (A)	20,787	203,297
WW International, Inc. (A)	11,815	190,576
		4,093,525
Hotels, restaurants and leisure – 2.3%
Accel Entertainment, Inc. (A)	13,125	170,888
Bally's Corp. (A)	7,141	271,786
BJ's Restaurants, Inc. (A)	5,247	181,284
Bloomin' Brands, Inc. (A)	19,336	405,669
Bluegreen Vacations Holding Corp. (A)	3,368	118,217
Brinker International, Inc. (A)	9,856	360,631
Century Casinos, Inc. (A)	6,753	82,252
Chuy's Holdings, Inc. (A)	4,706	141,745
Cracker Barrel Old Country Store, Inc.	5,201	669,057

The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dave & Buster's Entertainment, Inc. (A)	9,520	$365,568
Denny's Corp. (A)	14,192	227,072
Dine Brands Global, Inc.	3,546	268,822
El Pollo Loco Holdings, Inc. (A)	5,199	73,774
Esports Technologies, Inc. (A)	1,955	40,195
Everi Holdings, Inc. (A)	18,646	398,092
F45 Training Holdings, Inc. (A)	5,361	58,381
Full House Resorts, Inc. (A)	8,075	97,788
GAN, Ltd. (A)	9,407	86,450
Golden Entertainment, Inc. (A)	3,892	196,663
Golden Nugget Online Gaming, Inc. (A)	9,155	91,092
Hilton Grand Vacations, Inc. (A)	18,522	965,181
International Game Technology PLC	21,535	622,577
Jack in the Box, Inc.	4,809	420,691
Krispy Kreme, Inc.	4,968	93,995
Kura Sushi USA, Inc., Class A (A)	753	60,873
Life Time Group Holdings, Inc. (A)	7,348	126,459
Lindblad Expeditions Holdings, Inc. (A)	7,333	114,395
Monarch Casino & Resort, Inc. (A)	2,807	207,578
NeoGames SA (A)	1,941	53,921
Noodles & Company (A)	10,109	91,689
ONE Group Hospitality, Inc. (A)	5,325	67,148
Papa John's International, Inc.	7,156	955,111
Portillo's, Inc., Class A (A)	4,443	166,790
RCI Hospitality Holdings, Inc.	1,994	155,293
Red Robin Gourmet Burgers, Inc. (A)	3,708	61,293
Red Rock Resorts, Inc., Class A	12,857	707,264
Rush Street Interactive, Inc. (A)	11,691	192,902
Ruth's Hospitality Group, Inc. (A)	7,936	157,926
Scientific Games Corp. (A)	20,727	1,385,185
SeaWorld Entertainment, Inc. (A)	11,093	719,492
Shake Shack, Inc., Class A (A)	8,103	584,712
Texas Roadhouse, Inc.	15,152	1,352,771
The Cheesecake Factory, Inc. (A)	10,113	395,924
Wingstop, Inc.	6,456	1,115,597
		15,080,193
Household durables – 1.9%
Aterian, Inc. (A)	6,545	26,900
Beazer Homes USA, Inc. (A)	6,478	150,419
Casper Sleep, Inc. (A)(B)	6,421	42,892
Cavco Industries, Inc. (A)	1,992	632,759
Century Communities, Inc.	6,381	521,902
Ethan Allen Interiors, Inc.	5,161	135,683
GoPro, Inc., Class A (A)	27,742	286,020
Green Brick Partners, Inc. (A)	6,430	195,022
Hamilton Beach Brands Holding Company, Class B	1,197	17,189
Helen of Troy, Ltd. (A)	5,140	1,256,576
Hooker Furnishings Corp.	3,165	73,681
Hovnanian Enterprises, Inc., Class A (A)	1,168	148,675
Installed Building Products, Inc.	5,120	715,366
iRobot Corp. (A)	5,854	385,662
KB Home	16,830	752,806
La-Z-Boy, Inc.	9,542	346,470
LGI Homes, Inc. (A)	4,639	716,633
Lifetime Brands, Inc.	2,755	43,997
M/I Homes, Inc. (A)	6,040	375,567
MDC Holdings, Inc.	12,092	675,096
Meritage Homes Corp. (A)	7,857	959,025
Purple Innovation, Inc. (A)	12,811	170,002
Skyline Champion Corp. (A)	11,359	897,134
Snap One Holdings Corp. (A)	2,167	45,680
Sonos, Inc. (A)	25,928	772,654
Taylor Morrison Home Corp. (A)	25,460	890,082
The Lovesac Company (A)	2,807	185,992
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Traeger, Inc. (A)	5,241	$63,731
Tri Pointe Homes, Inc. (A)	23,695	660,854
Tupperware Brands Corp. (A)	10,869	166,187
Universal Electronics, Inc. (A)	3,026	123,310
Vuzix Corp. (A)	13,223	114,643
Weber, Inc., Class A	4,624	59,788
		12,608,397
Internet and direct marketing retail – 0.6%
1-800-Flowers.com, Inc., Class A (A)	5,957	139,215
CarParts.com, Inc. (A)	10,797	120,926
Groupon, Inc. (A)	5,250	121,590
Lands' End, Inc. (A)	3,318	65,132
Liquidity Services, Inc. (A)	5,988	132,215
Magnite, Inc. (A)	28,205	493,588
Overstock.com, Inc. (A)	9,295	548,498
PetMed Express, Inc. (B)	4,673	118,040
Porch Group, Inc. (A)	17,168	267,649
Quotient Technology, Inc. (A)	20,072	148,934
Revolve Group, Inc. (A)	7,786	436,327
Shutterstock, Inc.	5,029	557,616
Stitch Fix, Inc., Class A (A)	17,173	324,913
The RealReal, Inc. (A)	17,749	206,066
Xometry, Inc., Class A (A)	1,932	99,015
		3,779,724
Leisure products – 0.5%
Acushnet Holdings Corp.	7,267	385,732
American Outdoor Brands, Inc. (A)	3,430	68,360
AMMO, Inc. (A)(B)	19,207	104,678
Callaway Golf Company (A)	25,050	687,372
Clarus Corp.	5,257	145,724
Escalade, Inc.	3,519	55,565
Genius Brands International, Inc. (A)(B)	65,366	68,634
Johnson Outdoors, Inc., Class A	1,209	113,271
Latham Group, Inc. (A)	6,040	151,181
Malibu Boats, Inc., Class A (A)	4,584	315,058
MasterCraft Boat Holdings, Inc. (A)	4,706	133,321
Nautilus, Inc. (A)	6,915	42,389
Smith & Wesson Brands, Inc.	10,243	182,325
Sturm Ruger & Company, Inc.	3,696	251,402
Vista Outdoor, Inc. (A)	12,329	567,997
		3,273,009
Multiline retail – 0.4%
Big Lots, Inc.	6,984	314,629
Dillard's, Inc., Class A	1,255	307,500
Franchise Group, Inc.	6,272	327,148
Macy's, Inc.	67,413	1,764,872
		2,714,149
Specialty retail – 2.4%
Abercrombie & Fitch Company, Class A (A)	12,643	440,356
Academy Sports & Outdoors, Inc. (A)	16,602	728,828
American Eagle Outfitters, Inc. (B)	32,823	831,078
America's Car-Mart, Inc. (A)	1,343	137,523
Arko Corp. (A)	23,099	202,578
Asbury Automotive Group, Inc. (A)	4,770	823,922
Barnes & Noble Education, Inc. (A)	9,565	65,138
Bed Bath & Beyond, Inc. (A)	22,160	323,093
Big 5 Sporting Goods Corp. (B)	4,808	91,400
Boot Barn Holdings, Inc. (A)	6,305	775,830
Caleres, Inc.	8,371	189,854
Camping World Holdings, Inc., Class A (B)	9,087	367,115
CarLotz, Inc. (A)(B)	18,522	42,045
Chico's FAS, Inc. (A)	27,166	146,153

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Citi Trends, Inc. (A)	1,956	$185,331
Conn's, Inc. (A)	4,183	98,384
Designer Brands, Inc., Class A (A)	13,521	192,133
Genesco, Inc. (A)	3,302	211,889
Group 1 Automotive, Inc.	3,747	731,489
GrowGeneration Corp. (A)	12,198	159,184
Guess?, Inc.	8,963	212,244
Haverty Furniture Companies, Inc.	3,737	114,240
Hibbett, Inc.	3,260	234,492
Kirkland's, Inc. (A)(B)	3,454	51,568
Lumber Liquidators Holdings, Inc. (A)	6,685	114,113
MarineMax, Inc. (A)	4,551	268,691
Monro, Inc.	7,235	421,583
Murphy USA, Inc.	5,163	1,028,676
National Vision Holdings, Inc. (A)	17,615	845,344
OneWater Marine, Inc., Class A	2,309	140,780
Party City Holdco, Inc. (A)	24,992	139,205
Rent-A-Center, Inc.	14,183	681,351
Sally Beauty Holdings, Inc. (A)	24,313	448,818
Shift Technologies, Inc. (A)(B)	14,869	50,703
Shoe Carnival, Inc.	3,983	155,656
Signet Jewelers, Ltd.	11,328	985,876
Sleep Number Corp. (A)	4,819	369,135
Sonic Automotive, Inc., Class A	4,692	232,019
Sportsman's Warehouse Holdings, Inc. (A)	10,036	118,425
The Aaron's Company, Inc.	7,096	174,916
The Buckle, Inc.	6,476	274,000
The Cato Corp., Class A	5,090	87,344
The Children's Place, Inc. (A)	3,074	243,737
The Container Store Group, Inc. (A)	7,443	74,281
The ODP Corp. (A)	10,019	393,546
Tilly's, Inc., Class A	5,797	93,390
Torrid Holdings, Inc. (A)	3,250	32,110
TravelCenters of America, Inc. (A)	2,801	144,588
Urban Outfitters, Inc. (A)	14,911	437,787
Winmark Corp.	758	188,204
Zumiez, Inc. (A)	4,779	229,344
		15,729,489
Textiles, apparel and luxury goods – 0.7%
Crocs, Inc. (A)	12,490	1,601,468
Fossil Group, Inc. (A)	10,919	112,357
G-III Apparel Group, Ltd. (A)	9,407	260,009
Kontoor Brands, Inc.	11,198	573,898
Movado Group, Inc.	3,514	146,991
Oxford Industries, Inc.	3,449	350,142
PLBY Group, Inc. (A)(B)	5,713	152,194
Rocky Brands, Inc.	1,701	67,700
Steven Madden, Ltd.	17,373	807,323
Superior Group of Companies, Inc.	1,856	40,721
Unifi, Inc. (A)	3,265	75,585
Wolverine World Wide, Inc.	17,703	510,023
		4,698,411
		72,527,891
Consumer staples – 3.3%
Beverages – 0.4%
Celsius Holdings, Inc. (A)	11,670	870,232
Coca-Cola Consolidated, Inc.	1,017	629,716
MGP Ingredients, Inc.	3,122	265,339
National Beverage Corp.	5,167	234,220
Primo Water Corp.	33,755	595,101
The Duckhorn Portfolio, Inc. (A)	6,068	141,627
		2,736,235
Food and staples retailing – 1.0%
BJ's Wholesale Club Holdings, Inc. (A)	29,379	1,967,512
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
HF Foods Group, Inc. (A)	9,279	$78,500
Ingles Markets, Inc., Class A	3,064	264,546
Performance Food Group Company (A)	32,678	1,499,593
PriceSmart, Inc.	5,029	367,972
Rite Aid Corp. (A)	12,403	182,200
SpartanNash Company	7,943	204,612
Sprouts Farmers Market, Inc. (A)	24,361	723,034
The Andersons, Inc.	7,013	271,473
The Chefs' Warehouse, Inc. (A)	7,199	239,727
United Natural Foods, Inc. (A)	12,018	589,843
Village Super Market, Inc., Class A	2,410	56,370
Weis Markets, Inc.	3,523	232,095
		6,677,477
Food products – 0.9%
AppHarvest, Inc. (A)(B)	16,493	64,158
B&G Foods, Inc.	13,726	421,800
Calavo Growers, Inc.	3,867	163,961
Cal-Maine Foods, Inc.	7,662	283,417
Fresh Del Monte Produce, Inc.	7,447	205,537
Hostess Brands, Inc. (A)	28,358	579,070
J&J Snack Foods Corp.	3,196	504,840
John B. Sanfilippo & Son, Inc.	1,902	171,484
Lancaster Colony Corp.	4,097	678,463
Landec Corp. (A)	7,067	78,444
Mission Produce, Inc. (A)	8,466	132,916
Sanderson Farms, Inc.	4,340	829,287
Seneca Foods Corp., Class A (A)	1,542	73,939
Sovos Brands, Inc. (A)	3,378	50,839
Tattooed Chef, Inc. (A)(B)	10,537	163,745
The Simply Good Foods Company (A)	18,421	765,761
Tootsie Roll Industries, Inc.	3,388	122,747
TreeHouse Foods, Inc. (A)	11,284	457,341
Utz Brands, Inc.	12,312	196,376
Vital Farms, Inc. (A)	5,788	104,531
Whole Earth Brands, Inc. (A)	9,140	98,164
		6,146,820
Household products – 0.3%
Central Garden & Pet Company (A)	3,509	184,679
Central Garden & Pet Company, Class A (A)	7,237	346,290
Energizer Holdings, Inc.	14,683	588,788
Oil-Dri Corp. of America	1,942	63,562
WD-40 Company	2,923	715,083
		1,898,402
Personal products – 0.6%
BellRing Brands, Inc., Class A (A)	8,927	254,687
Edgewell Personal Care Company	11,697	534,670
elf Beauty, Inc. (A)	10,559	350,664
Inter Parfums, Inc.	3,870	413,703
Medifast, Inc.	2,492	521,900
Nu Skin Enterprises, Inc., Class A	10,782	547,187
The Beauty Health Company (A)	18,745	452,879
The Honest Company, Inc. (A)	16,689	135,014
USANA Health Sciences, Inc. (A)	2,532	256,238
Veru, Inc. (A)	14,697	86,565
		3,553,507
Tobacco – 0.1%
22nd Century Group, Inc. (A)(B)	37,659	116,366
Turning Point Brands, Inc.	3,221	121,689
Universal Corp.	5,101	280,147
Vector Group, Ltd.	30,917	354,927
		873,129
		21,885,570

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 4.2%
Energy equipment and services – 0.8%
Archrock, Inc.	30,693	$229,584
Aspen Aerogels, Inc. (A)	4,821	240,038
Bristow Group, Inc. (A)	4,880	154,550
Cactus, Inc., Class A	12,139	462,860
ChampionX Corp. (A)	44,001	889,260
DMC Global, Inc. (A)	4,252	168,422
Dril-Quip, Inc. (A)	8,447	166,237
Expro Group Holdings NV (A)	8,215	117,885
FTS International, Inc., Class A (A)	1,511	39,664
Helix Energy Solutions Group, Inc. (A)	32,463	101,285
Helmerich & Payne, Inc.	23,048	546,238
Liberty Oilfield Services, Inc., Class A (A)	20,341	197,308
Nabors Industries, Ltd. (A)	1,603	129,987
National Energy Services Reunited Corp. (A)	8,875	83,869
Newpark Resources, Inc. (A)	15,084	44,347
NexTier Oilfield Solutions, Inc. (A)	39,608	140,608
Oceaneering International, Inc. (A)	22,439	253,785
Oil States International, Inc. (A)	14,787	73,491
Patterson-UTI Energy, Inc.	41,948	354,461
ProPetro Holding Corp. (A)	19,638	159,068
RPC, Inc. (A)	17,938	81,439
Select Energy Services, Inc., Class A (A)	16,217	101,032
TETRA Technologies, Inc. (A)	28,514	80,980
Tidewater, Inc. (A)	10,477	112,209
U.S. Silica Holdings, Inc. (A)	16,613	156,162
		5,084,769
Oil, gas and consumable fuels – 3.4%
Aemetis, Inc. (A)	6,201	76,272
Alto Ingredients, Inc. (A)	16,898	81,279
Altus Midstream Company, Class A	637	39,054
Antero Resources Corp. (A)	61,661	1,079,068
Arch Resources, Inc.	3,240	295,877
Berry Corp.	16,212	136,505
Brigham Minerals, Inc., Class A	10,176	214,612
California Resources Corp.	17,420	744,008
Callon Petroleum Company (A)	10,030	473,918
Centennial Resource Development, Inc., Class A (A)	40,613	242,866
Centrus Energy Corp., Class A (A)	2,191	109,353
Chesapeake Energy Corp.	22,571	1,456,281
Civitas Resources, Inc.	9,384	459,534
Clean Energy Fuels Corp. (A)	33,776	207,047
CNX Resources Corp. (A)	45,475	625,281
Comstock Resources, Inc. (A)	20,384	164,907
CONSOL Energy, Inc. (A)	7,468	169,598
Crescent Energy, Inc., Class A (A)(B)	6,781	85,983
CVR Energy, Inc.	6,599	110,929
Delek US Holdings, Inc. (A)	14,454	216,665
Denbury, Inc. (A)	10,945	838,278
DHT Holdings, Inc.	30,847	160,096
Dorian LPG, Ltd.	6,940	88,069
Energy Fuels, Inc. (A)	32,193	245,633
Equitrans Midstream Corp.	88,087	910,820
Frontline, Ltd. (A)(B)	25,905	183,148
Gevo, Inc. (A)	43,949	188,102
Golar LNG, Ltd. (A)	22,511	278,911
Green Plains, Inc. (A)	10,321	358,758
International Seaways, Inc.	10,534	154,639
Kosmos Energy, Ltd. (A)	91,650	317,109
Laredo Petroleum, Inc. (A)	2,752	165,478
Magnolia Oil & Gas Corp., Class A	30,343	572,572
Matador Resources Company	23,985	885,526
Murphy Oil Corp.	31,701	827,713
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Nordic American Tankers, Ltd.	43,370	$73,295
Northern Oil and Gas, Inc.	11,597	238,666
Oasis Petroleum, Inc.	4,187	527,520
Ovintiv, Inc.	56,496	1,903,915
Par Pacific Holdings, Inc. (A)	10,428	171,958
PBF Energy, Inc., Class A (A)	21,052	273,044
PDC Energy, Inc.	21,119	1,030,185
Peabody Energy Corp. (A)	18,336	184,644
Range Resources Corp. (A)	51,612	920,242
Ranger Oil Corp., Class A (A)	4,056	109,188
Renewable Energy Group, Inc. (A)	9,648	409,461
REX American Resources Corp. (A)	1,277	122,592
Scorpio Tankers, Inc.	11,001	140,923
SFL Corp., Ltd.	24,886	202,821
SM Energy Company	25,861	762,382
Southwestern Energy Company (A)	213,260	993,792
Talos Energy, Inc. (A)	8,521	83,506
Teekay Tankers, Ltd., Class A (A)	6,054	65,989
Tellurian, Inc. (A)	80,864	249,061
Uranium Energy Corp. (A)(B)	54,839	183,711
Ur-Energy, Inc. (A)	45,696	55,749
W&T Offshore, Inc. (A)	22,279	71,961
Whiting Petroleum Corp. (A)	8,471	547,904
World Fuel Services Corp.	13,236	350,357
		22,836,755
		27,921,524
Financials – 15.3%
Banks – 8.2%
1st Source Corp.	3,224	159,910
Allegiance Bancshares, Inc.	4,435	187,201
Amalgamated Financial Corp.	4,063	68,137
Amerant Bancorp, Inc.	4,877	168,500
American National Bankshares, Inc.	3,114	117,336
Ameris Bancorp	14,336	712,212
Arrow Financial Corp.	3,233	113,899
Associated Banc-Corp.	31,550	712,715
Atlantic Capital Bancshares, Inc. (A)	4,886	140,570
Atlantic Union Bankshares Corp.	16,261	606,373
Banc of California, Inc.	10,260	201,301
BancFirst Corp.	3,620	255,427
Bank First Corp.	1,558	112,550
Bank of Marin Bancorp	3,661	136,299
BankUnited, Inc.	18,592	786,628
Banner Corp.	7,134	432,820
Bar Harbor Bankshares	4,123	119,278
Berkshire Hills Bancorp, Inc.	10,456	297,264
Blue Ridge Bankshares, Inc.	4,799	85,902
Brookline Bancorp, Inc.	16,499	267,119
Bryn Mawr Bank Corp.	4,411	198,539
Business First Bancshares, Inc.	4,840	137,020
Byline Bancorp, Inc.	5,233	143,123
Cadence Bank	40,038	1,192,732
Cambridge Bancorp	1,581	147,966
Camden National Corp.	3,145	151,463
Capital Bancorp, Inc.	1,400	36,680
Capital City Bank Group, Inc.	3,946	104,174
Capstar Financial Holdings, Inc.	5,458	114,782
Carter Bankshares, Inc. (A)	6,652	102,374
Cathay General Bancorp	15,316	658,435
CBTX, Inc.	4,238	122,902
Central Pacific Financial Corp.	6,333	178,401
CIT Group, Inc.	21,219	1,089,383
Citizens & Northern Corp.	4,341	113,387
City Holding Company	2,753	225,168
Civista Bancshares, Inc.	4,320	105,408

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CNB Financial Corp.	4,720	$125,080
Coastal Financial Corp. (A)	2,381	120,526
Columbia Banking System, Inc.	15,144	495,512
Community Bank System, Inc.	11,176	832,388
Community Trust Bancorp, Inc.	3,144	137,110
ConnectOne Bancorp, Inc.	8,140	266,259
CrossFirst Bankshares, Inc. (A)	11,174	174,426
Customers Bancorp, Inc. (A)	6,388	417,584
CVB Financial Corp.	26,828	574,387
Dime Community Bancshares, Inc.	7,245	254,734
Eagle Bancorp, Inc.	6,297	367,367
Eastern Bankshares, Inc.	36,691	740,057
Enterprise Financial Services Corp.	7,413	349,078
Equity Bancshares, Inc., Class A	3,485	118,246
Farmers National Banc Corp.	7,456	138,309
FB Financial Corp.	7,282	319,097
Financial Institutions, Inc.	4,153	132,065
First Bancorp (North Carolina)	5,756	263,164
First Bancorp (Puerto Rico)	43,353	597,404
First Bank	5,943	86,233
First Busey Corp.	10,375	281,370
First Commonwealth Financial Corp.	20,045	322,524
First Community Bankshares, Inc.	4,426	147,917
First Financial Bancorp	19,946	486,283
First Financial Bankshares, Inc.	27,555	1,400,896
First Financial Corp.	2,723	123,325
First Foundation, Inc.	8,942	222,298
First Internet Bancorp	2,428	114,213
First Interstate BancSystem, Inc., Class A	8,417	342,319
First Merchants Corp.	11,480	480,897
First Mid Bancshares, Inc.	3,971	169,919
First Midwest Bancorp, Inc.	24,095	493,466
Flushing Financial Corp.	6,175	150,053
Fulton Financial Corp.	32,719	556,223
German American Bancorp, Inc.	5,463	212,948
Glacier Bancorp, Inc.	23,272	1,319,522
Great Southern Bancorp, Inc.	2,026	120,041
Great Western Bancorp, Inc.	11,789	400,354
Guaranty Bancshares, Inc.	2,495	93,762
Hancock Whitney Corp.	18,410	920,868
Hanmi Financial Corp.	7,468	176,842
HarborOne Bancorp, Inc.	11,487	170,467
Heartland Financial USA, Inc.	7,770	393,240
Heritage Commerce Corp.	14,319	170,969
Heritage Financial Corp.	7,765	189,777
Hilltop Holdings, Inc.	12,898	453,236
Home BancShares, Inc.	32,579	793,299
HomeStreet, Inc.	4,275	222,300
HomeTrust Bancshares, Inc.	4,188	129,744
Hope Bancorp, Inc.	24,048	353,746
Horizon Bancorp, Inc.	9,979	208,062
Howard Bancorp, Inc. (A)	4,012	87,421
Independent Bank Corp. (Massachusetts)	9,721	792,553
Independent Bank Corp. (Michigan)	5,696	135,964
Independent Bank Group, Inc.	8,010	577,922
International Bancshares Corp.	11,025	467,350
Investors Bancorp, Inc.	47,776	723,806
Lakeland Bancorp, Inc.	10,999	208,871
Lakeland Financial Corp.	5,162	413,683
Live Oak Bancshares, Inc.	6,817	595,056
Macatawa Bank Corp.	11,882	104,799
Mercantile Bank Corp.	3,746	131,222
Meta Financial Group, Inc.	6,846	408,432
Metrocity Bankshares, Inc.	4,451	122,536
Metropolitan Bank Holding Corp. (A)	1,694	180,462
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mid Penn Bancorp, Inc.	3,320	$105,377
Midland States Bancorp, Inc.	5,377	133,296
MidWestOne Financial Group, Inc.	4,114	133,170
MVB Financial Corp.	2,480	102,970
National Bank Holdings Corp., Class A	6,084	267,331
NBT Bancorp, Inc.	8,592	330,964
Nicolet Bankshares, Inc. (A)	2,391	205,028
Northrim BanCorp, Inc.	2,230	96,916
OceanFirst Financial Corp.	12,586	279,409
OFG Bancorp	10,797	286,768
Old National Bancorp	33,636	609,484
Old Second Bancorp, Inc.	8,263	104,031
Origin Bancorp, Inc.	4,942	212,111
Orrstown Financial Services, Inc.	4,340	109,368
Pacific Premier Bancorp, Inc.	20,248	810,527
Park National Corp.	2,938	403,417
Peapack-Gladstone Financial Corp.	4,314	152,716
Peoples Bancorp, Inc.	6,029	191,782
Peoples Financial Services Corp.	2,365	124,612
Preferred Bank	2,969	213,145
Primis Financial Corp.	7,166	107,777
QCR Holdings, Inc.	3,268	183,008
RBB Bancorp	3,609	94,556
Reliant Bancorp, Inc.	3,922	139,231
Renasant Corp.	11,710	444,395
Republic Bancorp, Inc., Class A	1,745	88,716
S&T Bancorp, Inc.	8,217	259,000
Sandy Spring Bancorp, Inc.	9,458	454,741
Seacoast Banking Corp. of Florida	11,357	401,924
ServisFirst Bancshares, Inc.	10,515	893,144
Sierra Bancorp	4,501	122,202
Silvergate Capital Corp., Class A (A)	5,715	846,963
Simmons First National Corp., Class A	22,770	673,537
SmartFinancial, Inc.	3,910	106,978
South Plains Financial, Inc.	2,745	76,338
Southern First Bancshares, Inc. (A)	2,132	133,229
Southside Bancshares, Inc.	6,368	266,310
SouthState Corp.	14,906	1,194,120
Spirit of Texas Bancshares, Inc.	3,670	105,623
Stock Yards Bancorp, Inc.	5,156	329,365
Texas Capital Bancshares, Inc. (A)	10,850	653,713
The Bancorp, Inc. (A)	11,558	292,533
The Bank of NT Butterfield & Son, Ltd.	10,856	413,722
The First Bancorp, Inc.	3,046	95,644
The First Bancshares, Inc.	4,398	169,851
The First of Long Island Corp.	5,476	118,227
Tompkins Financial Corp.	2,839	237,284
Towne Bank	13,542	427,792
TriCo Bancshares	5,719	245,688
TriState Capital Holdings, Inc. (A)	6,606	199,898
Triumph Bancorp, Inc. (A)	5,003	595,757
Trustmark Corp.	12,866	417,630
UMB Financial Corp.	9,118	967,511
United Bankshares, Inc.	26,929	976,984
United Community Banks, Inc.	18,587	668,017
Univest Financial Corp.	6,756	202,140
Valley National Bancorp	86,143	1,184,466
Veritex Holdings, Inc.	10,072	400,664
Washington Trust Bancorp, Inc.	3,627	204,454
WesBanco, Inc.	13,134	459,559
West BanCorp, Inc.	4,145	128,785

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Westamerica BanCorp	5,498	$317,400
		54,754,659
Capital markets – 1.6%
Artisan Partners Asset Management, Inc., Class A	12,757	607,743
AssetMark Financial Holdings, Inc. (A)	4,239	111,104
B. Riley Financial, Inc.	4,420	392,761
BGC Partners, Inc., Class A	70,318	326,979
Blucora, Inc. (A)	11,249	194,833
Brightsphere Investment Group, Inc.	12,322	315,443
Cohen & Steers, Inc.	5,346	494,558
Cowen, Inc., Class A	5,720	206,492
Diamond Hill Investment Group, Inc.	739	143,536
Donnelley Financial Solutions, Inc. (A)	6,455	304,289
Ellington Financial, Inc.	10,330	176,540
Federated Hermes, Inc.	19,938	749,270
Focus Financial Partners, Inc., Class A (A)	12,867	768,417
GCM Grosvenor, Inc., Class A	10,742	112,791
Hamilton Lane, Inc., Class A	7,488	775,907
Houlihan Lokey, Inc.	10,898	1,128,161
Moelis & Company, Class A	13,121	820,194
Open Lending Corp., Class A (A)	22,761	511,667
Oppenheimer Holdings, Inc., Class A	2,075	96,218
Piper Sandler Companies	3,726	665,128
PJT Partners, Inc., Class A	5,151	381,638
Sculptor Capital Management, Inc.	5,284	112,813
StepStone Group, Inc., Class A	8,906	370,222
StoneX Group, Inc. (A)	3,512	215,110
Virtus Investment Partners, Inc.	1,551	460,802
WisdomTree Investments, Inc.	31,318	191,666
		10,634,282
Consumer finance – 0.8%
Atlanticus Holdings Corp. (A)	1,112	79,308
Curo Group Holdings Corp.	5,048	80,818
Encore Capital Group, Inc. (A)	6,284	390,299
Enova International, Inc. (A)	7,854	321,700
EZCORP, Inc., Class A (A)	11,932	87,939
FirstCash Holdings, Inc.	8,623	645,087
Green Dot Corp., Class A (A)	11,720	424,733
LendingClub Corp. (A)	21,349	516,219
LendingTree, Inc. (A)	2,593	317,902
Navient Corp.	33,857	718,446
Nelnet, Inc., Class A	3,455	337,484
Oportun Financial Corp. (A)	5,047	102,202
PRA Group, Inc. (A)	9,414	472,677
PROG Holdings, Inc. (A)	14,131	637,449
Regional Management Corp.	1,799	103,371
World Acceptance Corp. (A)	963	236,349
		5,471,983
Diversified financial services – 0.2%
Alerus Financial Corp.	3,801	111,293
A-Mark Precious Metals, Inc.	1,943	118,717
Banco Latinoamericano de Comercio Exterior SA, Class E	7,338	121,811
Cannae Holdings, Inc. (A)	18,237	641,031
Marlin Business Services Corp.	2,493	58,037
		1,050,889
Insurance – 1.9%
Ambac Financial Group, Inc. (A)	10,590	169,970
American Equity Investment Life Holding Company	17,290	672,927
American National Group, Inc.	1,508	284,771
AMERISAFE, Inc.	4,321	232,599
Argo Group International Holdings, Ltd.	7,053	409,850
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Bright Health Group, Inc. (A)	12,261	$42,178
BRP Group, Inc., Class A (A)	10,378	374,750
Citizens, Inc. (A)	14,894	79,087
CNO Financial Group, Inc.	26,483	631,355
Donegal Group, Inc., Class A	5,882	84,054
eHealth, Inc. (A)	5,492	140,046
Employers Holdings, Inc.	6,153	254,611
Enstar Group, Ltd. (A)	2,585	640,020
Genworth Financial, Inc., Class A (A)	108,141	437,971
Goosehead Insurance, Inc., Class A	3,878	504,450
HCI Group, Inc.	1,333	111,359
Horace Mann Educators Corp.	8,990	347,913
James River Group Holdings, Ltd.	8,131	234,254
Kinsale Capital Group, Inc.	4,665	1,109,757
MBIA, Inc. (A)	11,186	176,627
MetroMile, Inc. (A)	19,152	41,943
National Western Life Group, Inc., Class A	570	122,231
Palomar Holdings, Inc. (A)	5,452	353,126
ProAssurance Corp.	11,769	297,756
RLI Corp.	8,648	969,441
Safety Insurance Group, Inc.	3,202	272,266
Selective Insurance Group, Inc.	12,773	1,046,620
Selectquote, Inc. (A)	29,430	266,636
SiriusPoint, Ltd. (A)	20,397	165,828
State Auto Financial Corp.	3,887	200,919
Stewart Information Services Corp.	5,802	462,593
Tiptree, Inc.	5,864	81,099
Trupanion, Inc. (A)	8,235	1,087,267
United Fire Group, Inc.	5,376	124,669
Universal Insurance Holdings, Inc.	7,376	125,392
		12,556,335
Mortgage real estate investment trusts – 1.2%
AFC Gamma, Inc.	2,919	66,436
Apollo Commercial Real Estate Finance, Inc.	29,843	392,734
Arbor Realty Trust, Inc.	29,179	534,559
Ares Commercial Real Estate Corp.	10,100	146,854
ARMOUR Residential REIT, Inc.	17,649	173,137
Blackstone Mortgage Trust, Inc., Class A	31,030	950,139
BrightSpire Capital, Inc.	19,690	202,019
Broadmark Realty Capital, Inc.	26,745	252,205
Chimera Investment Corp.	50,384	759,791
Dynex Capital, Inc.	7,278	121,615
Franklin BSP Realty Trust, Inc.	7,454	111,363
Granite Point Mortgage Trust, Inc.	12,763	149,455
Great Ajax Corp.	4,994	65,721
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,714	887,848
Invesco Mortgage Capital, Inc.	66,975	186,191
KKR Real Estate Finance Trust, Inc.	5,951	123,959
Ladder Capital Corp.	25,700	308,143
MFA Financial, Inc.	94,047	428,854
New York Mortgage Trust, Inc.	81,801	304,300
Orchid Island Capital, Inc.	28,840	129,780
PennyMac Mortgage Investment Trust	21,006	364,034
Ready Capital Corp.	12,250	191,468
Redwood Trust, Inc.	24,224	319,515
TPG RE Finance Trust, Inc.	13,635	167,983
Two Harbors Investment Corp.	68,476	395,107
		7,733,210
Thrifts and mortgage finance – 1.4%
Axos Financial, Inc. (A)	12,040	673,156
Blue Foundry Bancorp (A)	8,391	122,760
Bridgewater Bancshares, Inc. (A)	6,105	107,997
Capitol Federal Financial, Inc.	25,466	288,530

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Columbia Financial, Inc. (A)	7,501	$156,471
Essent Group, Ltd.	23,378	1,064,400
Federal Agricultural Mortgage Corp., Class C	1,982	245,629
Flagstar Bancorp, Inc.	10,589	507,637
FS Bancorp, Inc.	2,225	74,827
Home Bancorp, Inc.	2,554	106,017
Kearny Financial Corp.	15,307	202,818
Merchants Bancorp	2,176	102,990
Mr. Cooper Group, Inc. (A)	13,275	552,373
NMI Holdings, Inc., Class A (A)	18,525	404,771
Northfield Bancorp, Inc.	9,922	160,340
Northwest Bancshares, Inc.	25,727	364,294
Ocwen Financial Corp. (A)	1,494	59,715
PCSB Financial Corp.	4,896	93,220
PennyMac Financial Services, Inc.	6,556	457,478
Premier Financial Corp.	8,189	253,122
Provident Bancorp, Inc.	5,883	109,424
Provident Financial Services, Inc.	15,675	379,649
Radian Group, Inc.	38,695	817,625
Southern Missouri Bancorp, Inc.	1,946	101,523
The Hingham Institution for Savings	307	128,903
TrustCo Bank Corp. NY	4,629	154,192
Walker & Dunlop, Inc.	6,285	948,281
Washington Federal, Inc.	13,392	447,025
Waterstone Financial, Inc.	4,900	107,114
WSFS Financial Corp.	9,997	501,050
		9,693,331
		101,894,689
Health care – 17.3%
Biotechnology – 8.1%
2seventy bio, Inc. (A)	5,086	130,354
4D Molecular Therapeutics, Inc. (A)	5,778	126,769
89bio, Inc. (A)	3,014	39,393
ACADIA Pharmaceuticals, Inc. (A)	26,125	609,758
Achillion Pharmaceuticals, Inc. (A)(C)	38,157	57,381
Adagio Therapeutics, Inc. (A)	4,882	35,443
Adicet Bio, Inc. (A)	4,397	76,904
Aduro Biotech, Inc. (A)(C)	4,010	12,030
Aeglea BioTherapeutics, Inc. (A)	10,692	50,787
Affimed NV (A)	26,114	144,149
Agenus, Inc. (A)	45,805	147,492
Agios Pharmaceuticals, Inc. (A)	11,960	393,125
Akebia Therapeutics, Inc. (A)	42,476	95,996
Akero Therapeutics, Inc. (A)	6,063	128,232
Akouos, Inc. (A)(B)	6,054	51,459
Albireo Pharma, Inc. (A)	4,099	95,466
Alder Biopharmaceuticals, Inc. (A)(B)(C)	20,275	29,478
Aldeyra Therapeutics, Inc. (A)	11,406	45,624
Alector, Inc. (A)	12,803	264,382
Aligos Therapeutics, Inc. (A)	5,501	65,297
Alkermes PLC (A)	34,610	805,029
Allakos, Inc. (A)	7,676	75,148
Allogene Therapeutics, Inc. (A)	15,185	226,560
Allovir, Inc. (A)	6,716	86,905
Altimmune, Inc. (A)	9,298	85,170
ALX Oncology Holdings, Inc. (A)	4,101	88,130
Amicus Therapeutics, Inc. (A)	57,300	661,815
AnaptysBio, Inc. (A)	4,349	151,128
Anavex Life Sciences Corp. (A)	14,167	245,656
Anika Therapeutics, Inc. (A)	3,322	119,027
Annexon, Inc. (A)	7,299	83,866
Apellis Pharmaceuticals, Inc. (A)	15,182	717,805
Applied Molecular Transport, Inc. (A)	5,583	78,050
Applied Therapeutics, Inc. (A)	4,351	38,941
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arbutus Biopharma Corp. (A)	19,705	$76,652
Arcturus Therapeutics Holdings, Inc. (A)	4,629	171,319
Arcus Biosciences, Inc. (A)	9,719	393,328
Arcutis Biotherapeutics, Inc. (A)	6,452	133,814
Arena Pharmaceuticals, Inc. (A)	13,355	1,241,214
Arrowhead Pharmaceuticals, Inc. (A)	21,813	1,446,202
Atara Biotherapeutics, Inc. (A)	18,919	298,163
Athenex, Inc. (A)(B)	20,866	28,378
Athersys, Inc. (A)(B)	54,505	49,196
Atossa Therapeutics, Inc. (A)	26,778	42,845
Avid Bioservices, Inc. (A)	13,122	382,900
Avidity Biosciences, Inc. (A)	8,542	203,043
Avita Medical, Inc. (A)	5,827	69,807
Avrobio, Inc. (A)	11,696	45,030
Beam Therapeutics, Inc. (A)	10,892	867,983
BioAtla, Inc. (A)	3,778	74,162
BioCryst Pharmaceuticals, Inc. (A)	38,926	539,125
Biohaven Pharmaceutical Holding Company, Ltd. (A)	11,992	1,652,618
Bioxcel Therapeutics, Inc. (A)	4,126	83,882
Bluebird Bio, Inc. (A)	15,303	152,877
Blueprint Medicines Corp. (A)	12,602	1,349,800
Bridgebio Pharma, Inc. (A)	23,003	383,690
Brooklyn ImmunoTherapeutics, Inc. (A)	7,236	30,174
C4 Therapeutics, Inc. (A)	8,414	270,931
Cardiff Oncology, Inc. (A)	9,099	54,685
CareDx, Inc. (A)	10,994	500,007
Caribou Biosciences, Inc. (A)	4,389	66,230
Catalyst Pharmaceuticals, Inc. (A)	21,971	148,744
Celldex Therapeutics, Inc. (A)	9,954	384,623
CEL-SCI Corp. (A)	8,073	57,318
Century Therapeutics, Inc. (A)	3,003	47,628
Cerevel Therapeutics Holdings, Inc. (A)	8,799	285,264
ChemoCentryx, Inc. (A)	11,722	426,798
Chimerix, Inc. (A)	17,115	110,049
Chinook Therapeutics, Inc. (A)	8,840	144,180
Clovis Oncology, Inc. (A)	26,799	72,625
Codiak Biosciences, Inc. (A)	3,837	42,744
Cogent Biosciences, Inc. (A)	8,545	73,316
Coherus Biosciences, Inc. (A)	14,340	228,866
Cortexyme, Inc. (A)(B)	4,371	55,162
Crinetics Pharmaceuticals, Inc. (A)	9,295	264,071
Cue Biopharma, Inc. (A)	7,420	83,920
Cullinan Oncology, Inc. (A)	6,059	93,490
Curis, Inc. (A)	19,758	94,048
Cytokinetics, Inc. (A)	17,136	781,059
CytomX Therapeutics, Inc. (A)	15,783	68,340
Day One Biopharmaceuticals, Inc. (A)(B)	2,827	47,635
Deciphera Pharmaceuticals, Inc. (A)	8,975	87,686
Denali Therapeutics, Inc. (A)	19,678	877,639
DermTech, Inc. (A)(B)	5,357	84,641
Design Therapeutics, Inc. (A)(B)	5,260	112,617
Dynavax Technologies Corp. (A)	23,493	330,547
Dyne Therapeutics, Inc. (A)	7,057	83,908
Eagle Pharmaceuticals, Inc. (A)	2,552	129,948
Editas Medicine, Inc. (A)	14,831	393,763
Emergent BioSolutions, Inc. (A)	10,671	463,868
Enanta Pharmaceuticals, Inc. (A)	4,186	313,029
Epizyme, Inc. (A)	21,030	52,575
Erasca, Inc. (A)	5,027	78,321
Evelo Biosciences, Inc. (A)(B)	6,447	39,133
Fate Therapeutics, Inc. (A)	17,517	1,024,920
FibroGen, Inc. (A)	19,009	268,027
Foghorn Therapeutics, Inc. (A)(B)	4,138	94,636
Forma Therapeutics Holdings, Inc. (A)	8,178	116,291

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
G1 Therapeutics, Inc. (A)(B)	9,016	$92,053
Generation Bio Company (A)	9,998	70,786
Geron Corp. (A)(B)	76,613	93,468
Global Blood Therapeutics, Inc. (A)	13,529	395,994
Gossamer Bio, Inc. (A)	14,360	162,412
Graphite Bio, Inc. (A)	4,094	50,888
Gritstone bio, Inc. (A)	9,462	121,681
Halozyme Therapeutics, Inc. (A)	29,866	1,200,912
Heron Therapeutics, Inc. (A)	21,235	193,876
Homology Medicines, Inc. (A)	11,201	40,772
Humanigen, Inc. (A)	10,246	38,115
iBio, Inc. (A)	68,193	37,438
Icosavax, Inc. (A)	3,093	70,768
Ideaya Biosciences, Inc. (A)	7,411	175,196
IGM Biosciences, Inc. (A)	1,897	55,639
Imago Biosciences, Inc. (A)	1,936	45,903
Immuneering Corp., Class A (A)	1,648	26,648
Immunic, Inc. (A)	4,094	39,180
ImmunityBio, Inc. (A)	15,138	92,039
ImmunoGen, Inc. (A)	44,436	329,715
Immunovant, Inc. (A)	9,942	84,706
Infinity Pharmaceuticals, Inc. (A)	22,317	50,213
Inhibrx, Inc. (A)	6,178	269,793
Inovio Pharmaceuticals, Inc. (A)	45,588	227,484
Inozyme Pharma, Inc. (A)	5,548	37,837
Insmed, Inc. (A)	25,530	695,437
Instil Bio, Inc. (A)(B)	10,951	187,372
Intellia Therapeutics, Inc. (A)	14,985	1,771,826
Intercept Pharmaceuticals, Inc. (A)(B)	6,152	100,216
Invitae Corp. (A)	43,512	664,428
Ironwood Pharmaceuticals, Inc. (A)	31,752	370,228
iTeos Therapeutics, Inc. (A)	4,506	209,799
IVERIC bio, Inc. (A)	24,314	406,530
Janux Therapeutics, Inc. (A)	3,255	64,221
Jounce Therapeutics, Inc. (A)	8,236	68,771
KalVista Pharmaceuticals, Inc. (A)	4,708	62,287
Karuna Therapeutics, Inc. (A)	4,801	628,931
Karyopharm Therapeutics, Inc. (A)	16,708	107,432
Keros Therapeutics, Inc. (A)	3,488	204,083
Kezar Life Sciences, Inc. (A)	7,156	119,648
Kiniksa Pharmaceuticals, Ltd., Class A (A)	7,153	84,191
Kinnate Biopharma, Inc. (A)(B)	6,273	111,158
Kodiak Sciences, Inc. (A)	7,267	616,096
Kronos Bio, Inc. (A)	8,934	121,413
Krystal Biotech, Inc. (A)	3,956	276,722
Kura Oncology, Inc. (A)	14,477	202,678
Kymera Therapeutics, Inc. (A)	7,503	476,365
Lexicon Pharmaceuticals, Inc. (A)	16,142	63,599
Ligand Pharmaceuticals, Inc. (A)	3,253	502,458
Lineage Cell Therapeutics, Inc. (A)	31,209	76,462
Lyell Immunopharma, Inc. (A)	6,236	48,267
MacroGenics, Inc. (A)	13,309	213,609
Madrigal Pharmaceuticals, Inc. (A)	2,593	219,731
MannKind Corp. (A)(B)	54,562	238,436
MEI Pharma, Inc. (A)	27,787	74,191
MeiraGTx Holdings PLC (A)	6,885	163,450
Mersana Therapeutics, Inc. (A)	16,000	99,520
MiMedx Group, Inc. (A)	25,227	152,371
Molecular Templates, Inc. (A)	9,321	36,538
Monte Rosa Therapeutics, Inc. (A)	2,747	56,094
Morphic Holding, Inc. (A)	4,446	210,651
Mustang Bio, Inc. (A)	24,493	40,658
Myriad Genetics, Inc. (A)	17,271	476,680
Neoleukin Therapeutics, Inc. (A)	7,501	36,155
Nkarta, Inc. (A)	3,358	51,545
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Nurix Therapeutics, Inc. (A)	6,996	$202,534
Nuvalent, Inc., Class A (A)	2,476	47,143
Ocugen, Inc. (A)(B)	40,342	183,556
Olema Pharmaceuticals, Inc. (A)	5,936	55,561
Oncocyte Corp. (A)	13,136	28,505
Oncorus, Inc. (A)(B)	4,918	25,918
OPKO Health, Inc. (A)(B)	86,762	417,325
Organogenesis Holdings, Inc. (A)	8,727	80,637
ORIC Pharmaceuticals, Inc. (A)	7,072	103,958
Passage Bio, Inc. (A)	8,785	55,785
PDL BioPharma, Inc. (A)(C)	28,581	51,160
Pfenex, Inc. (A)(C)	9,241	10,131
PMV Pharmaceuticals, Inc. (A)	6,083	140,517
Praxis Precision Medicines, Inc. (A)	7,723	152,143
Precigen, Inc. (A)	21,875	81,156
Precision BioSciences, Inc. (A)	11,089	82,059
Prelude Therapeutics, Inc. (A)	2,612	32,519
Progenics Pharmaceuticals, Inc. (A)(C)	24,422	1,043
Prometheus Biosciences, Inc. (A)	6,194	244,911
Protagonist Therapeutics, Inc. (A)	9,774	334,271
Prothena Corp. PLC (A)	7,730	381,862
PTC Therapeutics, Inc. (A)	15,118	602,150
Puma Biotechnology, Inc. (A)	8,186	24,885
Radius Health, Inc. (A)	10,799	74,729
RAPT Therapeutics, Inc. (A)	4,775	175,386
Recursion Pharmaceuticals, Inc., Class A (A)	24,306	416,362
REGENXBIO, Inc. (A)	8,733	285,569
Relay Therapeutics, Inc. (A)	14,678	450,761
Replimune Group, Inc. (A)	6,838	185,310
REVOLUTION Medicines, Inc. (A)	13,226	332,898
Rhythm Pharmaceuticals, Inc. (A)	10,323	103,024
Rigel Pharmaceuticals, Inc. (A)	40,220	106,583
Rocket Pharmaceuticals, Inc. (A)	9,033	197,190
Rubius Therapeutics, Inc. (A)	10,233	99,055
Sana Biotechnology, Inc. (A)	18,818	291,303
Sangamo Therapeutics, Inc. (A)	26,511	198,833
Scholar Rock Holding Corp. (A)	6,388	158,678
Selecta Biosciences, Inc. (A)	21,386	69,718
Sensei Biotherapeutics, Inc. (A)	6,097	35,363
Seres Therapeutics, Inc. (A)	15,735	131,073
Shattuck Labs, Inc. (A)	6,142	52,268
Silverback Therapeutics, Inc. (A)	5,449	36,290
Sorrento Therapeutics, Inc. (A)(B)	63,021	293,048
Spectrum Pharmaceuticals, Inc. (A)	44,264	56,215
Spero Therapeutics, Inc. (A)	5,918	94,747
SpringWorks Therapeutics, Inc. (A)	6,371	394,875
SQZ Biotechnologies Company (A)	5,739	51,249
Stoke Therapeutics, Inc. (A)	4,441	106,540
Surface Oncology, Inc. (A)	9,596	45,869
Sutro Biopharma, Inc. (A)	10,069	149,827
Syndax Pharmaceuticals, Inc. (A)	10,063	220,279
Synergy Pharmaceuticals, Inc. (A)(C)	80,513	233
Syros Pharmaceuticals, Inc. (A)	14,453	47,117
Talaris Therapeutics, Inc. (A)	4,360	66,664
Taysha Gene Therapies, Inc. (A)(B)	5,276	61,465
TCR2 Therapeutics, Inc. (A)	7,496	34,931
Tenaya Therapeutics, Inc. (A)	3,535	66,988
TG Therapeutics, Inc. (A)	28,230	536,370
Tonix Pharmaceuticals Holding Corp. (A)(B)	111,592	39,916
Travere Therapeutics, Inc. (A)	12,779	396,660
Trevena, Inc. (A)	54,659	31,839
Turning Point Therapeutics, Inc. (A)	10,024	478,145
Twist Bioscience Corp. (A)	10,203	789,610

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
UroGen Pharma, Ltd. (A)(B)	5,139	$48,872
Vanda Pharmaceuticals, Inc. (A)	12,098	189,818
Vaxart, Inc. (A)	27,064	169,691
Vaxcyte, Inc. (A)	9,252	220,105
VBI Vaccines, Inc. (A)	43,426	101,617
Vera Therapeutics, Inc. (A)	2,013	53,787
Veracyte, Inc. (A)	14,668	604,322
Verastem, Inc. (A)	39,946	81,889
Vericel Corp. (A)	10,137	398,384
Verve Therapeutics, Inc. (A)(B)	3,593	132,474
Viking Therapeutics, Inc. (A)	16,767	77,128
Vir Biotechnology, Inc. (A)	12,948	542,133
Viracta Therapeutics, Inc. (A)	8,718	31,821
VistaGen Therapeutics, Inc. (A)	45,780	89,271
Vor BioPharma, Inc. (A)	4,149	48,211
Werewolf Therapeutics, Inc. (A)	5,227	62,254
Xencor, Inc. (A)	12,322	494,359
Y-mAbs Therapeutics, Inc. (A)	8,019	129,988
Zentalis Pharmaceuticals, Inc. (A)	7,862	660,880
ZIOPHARM Oncology, Inc. (A)	52,558	57,288
		53,942,997
Health care equipment and supplies – 3.1%
Accelerate Diagnostics, Inc. (A)	10,815	56,454
Accuray, Inc. (A)	21,907	104,496
Alphatec Holdings, Inc. (A)	15,674	179,154
AngioDynamics, Inc. (A)	7,822	215,731
Apyx Medical Corp. (A)	7,549	96,778
Asensus Surgical, Inc. (A)	53,438	59,316
Aspira Women's Health, Inc. (A)(B)	17,279	30,584
AtriCure, Inc. (A)	9,711	675,206
Atrion Corp.	303	213,585
Avanos Medical, Inc. (A)	10,562	366,185
Axogen, Inc. (A)	8,848	82,906
Axonics, Inc. (A)	9,908	554,848
BioLife Solutions, Inc. (A)	2,369	88,293
Bioventus, Inc., Class A (A)	5,389	78,087
Butterfly Network, Inc. (A)(B)	27,727	185,494
Cardiovascular Systems, Inc. (A)	8,941	167,912
Cerus Corp. (A)	37,603	256,076
ClearPoint Neuro, Inc. (A)	4,599	51,601
CONMED Corp.	6,247	885,575
CryoLife, Inc. (A)	8,608	175,173
CryoPort, Inc. (A)	8,789	520,045
Cutera, Inc. (A)	4,067	168,048
CytoSorbents Corp. (A)	10,859	45,499
DarioHealth Corp. (A)	2,914	37,795
Eargo, Inc. (A)(B)	6,971	35,552
Glaukos Corp. (A)	9,764	433,912
Haemonetics Corp. (A)	10,928	579,621
Heska Corp. (A)	2,142	390,894
Inari Medical, Inc. (A)	7,426	677,771
Inogen, Inc. (A)	4,377	148,818
Integer Holdings Corp. (A)	7,050	603,410
Intersect ENT, Inc. (A)	7,442	203,241
iRadimed Corp. (A)	1,368	63,215
iRhythm Technologies, Inc. (A)	6,387	751,686
Lantheus Holdings, Inc. (A)	14,745	425,983
LeMaitre Vascular, Inc.	4,115	206,696
LivaNova PLC (A)	11,523	1,007,456
Meridian Bioscience, Inc. (A)	9,386	191,474
Merit Medical Systems, Inc. (A)	11,117	692,589
Mesa Laboratories, Inc.	1,081	354,665
Natus Medical, Inc. (A)	7,580	179,873
Neogen Corp. (A)	23,096	1,048,789
Nevro Corp. (A)	7,517	609,403
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
NuVasive, Inc. (A)	11,237	$589,718
OraSure Technologies, Inc. (A)	15,993	138,979
Ortho Clinical Diagnostics Holdings PLC (A)	24,378	521,445
Orthofix Medical, Inc. (A)	4,334	134,744
OrthoPediatrics Corp. (A)	3,149	188,499
Outset Medical, Inc. (A)	10,008	461,269
PAVmed, Inc. (A)	17,355	42,693
Pulmonx Corp. (A)	5,794	185,814
Pulse Biosciences, Inc. (A)	2,633	38,995
Quotient, Ltd. (A)	22,235	57,589
SeaSpine Holdings Corp. (A)	7,463	101,646
Senseonics Holdings, Inc. (A)(B)	93,468	249,560
Shockwave Medical, Inc. (A)	7,274	1,297,172
SI-BONE, Inc. (A)	7,380	163,910
Sientra, Inc. (A)	13,994	51,358
Sight Sciences, Inc. (A)	2,642	46,420
Silk Road Medical, Inc. (A)	7,645	325,753
STAAR Surgical Company (A)	10,235	934,456
Stereotaxis, Inc. (A)	11,987	74,319
Surmodics, Inc. (A)	3,132	150,806
Tactile Systems Technology, Inc. (A)	4,358	82,933
TransMedics Group, Inc. (A)	5,949	113,983
Treace Medical Concepts, Inc. (A)	5,733	106,863
Utah Medical Products, Inc.	924	92,400
Vapotherm, Inc. (A)	5,309	109,949
Varex Imaging Corp. (A)	8,505	268,333
ViewRay, Inc. (A)	31,400	173,014
		20,602,509
Health care providers and services – 2.8%
1Life Healthcare, Inc. (A)	25,505	448,123
Accolade, Inc. (A)	11,222	295,812
AdaptHealth Corp. (A)	15,714	384,364
Addus HomeCare Corp. (A)	3,372	315,316
Agiliti, Inc. (A)	5,146	119,181
Alignment Healthcare, Inc. (A)	16,059	225,790
AMN Healthcare Services, Inc. (A)	10,115	1,237,368
Apollo Medical Holdings, Inc. (A)	8,108	595,776
Apria, Inc. (A)	3,665	119,479
Aveanna Healthcare Holdings, Inc. (A)	8,895	65,823
Brookdale Senior Living, Inc. (A)	42,000	216,720
Castle Biosciences, Inc. (A)	4,605	197,416
Community Health Systems, Inc. (A)	27,202	362,059
CorVel Corp. (A)	1,900	395,200
Covetrus, Inc. (A)	22,868	456,674
Cross Country Healthcare, Inc. (A)	8,062	223,801
Fulgent Genetics, Inc. (A)(B)	4,508	453,460
Hanger, Inc. (A)	8,559	155,175
HealthEquity, Inc. (A)	17,745	785,039
InfuSystem Holdings, Inc. (A)	3,058	52,078
LHC Group, Inc. (A)	6,607	906,679
LifeStance Health Group, Inc. (A)	10,595	100,864
Magellan Health, Inc. (A)	5,028	477,610
MEDNAX, Inc. (A)	16,609	451,931
ModivCare, Inc. (A)	2,706	401,273
National HealthCare Corp.	2,604	176,916
National Research Corp.	3,166	131,452
Option Care Health, Inc. (A)	33,419	950,436
Owens & Minor, Inc.	15,582	677,817
Patterson Companies, Inc.	18,380	539,453
PetIQ, Inc. (A)	5,992	136,078
Privia Health Group, Inc. (A)	3,745	96,883
Progyny, Inc. (A)	13,857	697,700
R1 RCM, Inc. (A)	25,696	654,991
RadNet, Inc. (A)	9,976	300,377

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Select Medical Holdings Corp.	23,850	$701,190
Surgery Partners, Inc. (A)	7,152	381,988
Tenet Healthcare Corp. (A)	22,801	1,862,614
The Ensign Group, Inc.	11,349	952,862
The Joint Corp. (A)	3,071	201,734
The Pennant Group, Inc. (A)	5,920	136,634
Tivity Health, Inc. (A)	9,792	258,900
Triple-S Management Corp. (A)	4,932	175,974
US Physical Therapy, Inc.	2,777	265,342
Viemed Healthcare, Inc. (A)	9,933	51,850
		18,794,202
Health care technology – 1.1%
Allscripts Healthcare Solutions, Inc. (A)	26,447	487,947
American Well Corp., Class A (A)	41,207	248,890
Computer Programs & Systems, Inc. (A)	3,540	103,722
Evolent Health, Inc., Class A (A)	17,110	473,434
Health Catalyst, Inc. (A)	11,049	437,761
HealthStream, Inc. (A)	5,315	140,103
Inspire Medical Systems, Inc. (A)	5,785	1,330,897
MultiPlan Corp. (A)(B)	79,686	353,009
NextGen Healthcare, Inc. (A)	12,709	226,093
Omnicell, Inc. (A)	9,315	1,680,799
OptimizeRx Corp. (A)	3,745	232,602
Phreesia, Inc. (A)	10,752	447,928
Schrodinger, Inc. (A)	9,928	345,792
Simulations Plus, Inc. (B)	3,504	165,739
Tabula Rasa HealthCare, Inc. (A)	5,168	77,520
Vocera Communications, Inc. (A)	7,305	473,656
		7,225,892
Life sciences tools and services – 0.8%
Berkeley Lights, Inc. (A)	10,782	196,017
Bionano Genomics, Inc. (A)(B)	63,323	189,336
ChromaDex Corp. (A)	11,279	42,183
Codexis, Inc. (A)	13,029	407,417
Cytek Biosciences, Inc. (A)	3,751	61,216
Fluidigm Corp. (A)	17,384	68,145
Harvard Bioscience, Inc. (A)	10,064	70,951
Inotiv, Inc. (A)	3,177	133,656
MaxCyte, Inc. (A)(B)	19,813	201,894
Medpace Holdings, Inc. (A)	6,207	1,350,891
NanoString Technologies, Inc. (A)	9,915	418,710
NeoGenomics, Inc. (A)	24,590	839,011
Pacific Biosciences of California, Inc. (A)	41,977	858,849
Personalis, Inc. (A)	8,159	116,429
Quanterix Corp. (A)	6,859	290,822
Seer, Inc. (A)(B)	9,382	214,003
		5,459,530
Pharmaceuticals – 1.4%
9 Meters Biopharma, Inc. (A)	53,079	51,948
Aclaris Therapeutics, Inc. (A)	11,349	165,014
Aerie Pharmaceuticals, Inc. (A)	9,966	69,961
Amneal Pharmaceuticals, Inc. (A)	22,604	108,273
Amphastar Pharmaceuticals, Inc. (A)	8,256	192,282
Ampio Pharmaceuticals, Inc. (A)(B)	46,000	26,220
ANI Pharmaceuticals, Inc. (A)	2,535	116,813
Antares Pharma, Inc. (A)	39,293	140,276
Arvinas, Inc. (A)	9,958	817,950
Atea Pharmaceuticals, Inc. (A)	14,066	125,750
Athira Pharma, Inc. (A)(B)	7,405	96,487
Axsome Therapeutics, Inc. (A)(B)	6,109	230,798
BioDelivery Sciences International, Inc. (A)	23,057	71,477
Cara Therapeutics, Inc. (A)	10,308	125,551
Cassava Sciences, Inc. (A)(B)	8,269	361,355
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Citius Pharmaceuticals, Inc. (A)	22,773	$35,070
Collegium Pharmaceutical, Inc. (A)	7,798	145,667
Corcept Therapeutics, Inc. (A)(B)	20,773	411,305
CorMedix, Inc. (A)	8,051	36,632
Cymabay Therapeutics, Inc. (A)	14,918	50,423
DICE Therapeutics, Inc. (A)	2,527	63,958
Edgewise Therapeutics, Inc. (A)	7,867	120,208
Elanco Animal Health, Inc. (A)(C)	15,082	0
Endo International PLC (A)	49,899	187,620
Esperion Therapeutics, Inc. (A)(B)	6,159	30,795
Evolus, Inc. (A)(B)	7,505	48,858
EyePoint Pharmaceuticals, Inc. (A)	5,201	63,660
Fulcrum Therapeutics, Inc. (A)	6,019	106,476
Harmony Biosciences Holdings, Inc. (A)	4,991	212,816
Ikena Oncology, Inc. (A)	5,787	72,569
Innoviva, Inc. (A)	9,216	158,976
Intra-Cellular Therapies, Inc. (A)	15,249	798,133
KemPharm, Inc. (A)(B)	7,980	69,506
Marinus Pharmaceuticals, Inc. (A)(B)	8,613	102,322
Mind Medicine MindMed, Inc. (A)	79,004	109,026
NGM Biopharmaceuticals, Inc. (A)	7,276	128,858
Nuvation Bio, Inc. (A)(B)	32,284	274,414
Ocular Therapeutix, Inc. (A)	17,574	122,491
Omeros Corp. (A)(B)	13,931	89,576
Oramed Pharmaceuticals, Inc. (A)	6,997	99,917
Pacira BioSciences, Inc. (A)	9,548	574,503
Paratek Pharmaceuticals, Inc. (A)	13,470	60,480
Phathom Pharmaceuticals, Inc. (A)	4,746	93,354
Phibro Animal Health Corp., Class A	4,993	101,957
Pliant Therapeutics, Inc. (A)	5,531	74,669
Prestige Consumer Healthcare, Inc. (A)	10,621	644,164
Provention Bio, Inc. (A)(B)	13,613	76,505
Rain Therapeutics, Inc. (A)	3,318	42,736
Reata Pharmaceuticals, Inc., Class A (A)	6,011	158,510
Relmada Therapeutics, Inc. (A)	3,661	82,482
Revance Therapeutics, Inc. (A)	15,871	259,015
SIGA Technologies, Inc. (A)	11,154	83,878
Supernus Pharmaceuticals, Inc. (A)	10,700	312,012
Tarsus Pharmaceuticals, Inc. (A)	1,658	37,305
TherapeuticsMD, Inc. (A)(B)	118,358	42,076
Theravance Biopharma, Inc. (A)	13,853	153,076
Zogenix, Inc. (A)	12,884	209,365
		9,245,518
		115,270,648
Industrials – 14.5%
Aerospace and defense – 0.6%
AAR Corp. (A)	7,538	294,208
Aerojet Rocketdyne Holdings, Inc.	16,026	749,376
AeroVironment, Inc. (A)	4,837	300,039
Astronics Corp. (A)	6,078	72,936
Byrna Technologies, Inc. (A)	4,298	57,378
Ducommun, Inc. (A)	2,588	121,041
Kaman Corp.	6,212	268,048
Kratos Defense & Security Solutions, Inc. (A)	26,459	513,305
Maxar Technologies, Inc.	15,778	465,924
Moog, Inc., Class A	6,183	500,638
National Presto Industries, Inc.	1,222	100,241
PAE, Inc. (A)	15,754	156,437
Park Aerospace Corp.	5,600	73,920
Parsons Corp. (A)	5,677	191,031
Triumph Group, Inc. (A)	14,321	265,368

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (A)	2,721	$124,540
		4,254,430
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	12,753	374,683
Atlas Air Worldwide Holdings, Inc. (A)	6,175	581,191
Forward Air Corp.	5,805	702,927
Hub Group, Inc., Class A (A)	7,097	597,851
		2,256,652
Airlines – 0.3%
Allegiant Travel Company (A)	3,369	630,138
Frontier Group Holdings, Inc. (A)	7,635	103,607
Hawaiian Holdings, Inc. (A)	11,658	214,157
Mesa Air Group, Inc. (A)	8,384	46,950
SkyWest, Inc. (A)	10,761	422,907
Spirit Airlines, Inc. (A)	21,451	468,704
Sun Country Airlines Holdings, Inc. (A)	5,150	140,338
		2,026,801
Building products – 1.3%
AAON, Inc.	8,966	712,169
American Woodmark Corp. (A)	3,732	243,326
Apogee Enterprises, Inc.	5,380	259,047
Caesarstone, Ltd.	6,340	71,896
Cornerstone Building Brands, Inc. (A)	12,322	214,896
CSW Industrials, Inc.	3,174	383,610
Gibraltar Industries, Inc. (A)	7,090	472,761
Griffon Corp.	10,158	289,300
Insteel Industries, Inc.	4,250	169,193
JELD-WEN Holding, Inc. (A)	18,367	484,154
Masonite International Corp. (A)	5,141	606,381
PGT Innovations, Inc. (A)	12,930	290,796
Quanex Building Products Corp.	7,983	197,819
Resideo Technologies, Inc. (A)	31,179	811,589
Simpson Manufacturing Company, Inc.	9,289	1,291,821
UFP Industries, Inc.	12,796	1,177,360
View, Inc. (A)(B)	27,748	108,495
Zurn Water Solutions Corp.	25,930	943,852
		8,728,465
Commercial services and supplies – 1.7%
ABM Industries, Inc.	14,561	594,817
ACCO Brands Corp.	21,340	176,268
Brady Corp., Class A	10,050	541,695
BrightView Holdings, Inc. (A)	9,411	132,507
Casella Waste Systems, Inc., Class A (A)	10,557	901,779
CECO Environmental Corp. (A)	7,119	44,351
Cimpress PLC (A)	3,760	269,254
CoreCivic, Inc. (A)	26,204	261,254
Deluxe Corp.	9,212	295,797
Ennis, Inc.	5,909	115,403
Harsco Corp. (A)	17,364	290,152
Healthcare Services Group, Inc.	16,345	290,778
Heritage-Crystal Clean, Inc. (A)	3,832	122,701
HNI Corp.	9,453	397,499
Interface, Inc.	12,997	207,302
KAR Auction Services, Inc. (A)	26,346	411,525
Kimball International, Inc., Class B	9,622	98,433
Matthews International Corp., Class A	6,985	256,140
MillerKnoll, Inc.	16,097	630,841
Montrose Environmental Group, Inc. (A)	5,193	366,158
Pitney Bowes, Inc.	39,518	262,004
RR Donnelley & Sons Company (A)	15,640	176,106
SP Plus Corp. (A)	5,469	154,335
Steelcase, Inc., Class A	19,284	226,008
Tetra Tech, Inc.	11,506	1,953,719
The Brink's Company	10,462	685,993
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	3,213	$676,015
US Ecology, Inc. (A)	7,218	230,543
Viad Corp. (A)	4,686	200,514
VSE Corp.	2,627	160,089
		11,129,980
Construction and engineering – 1.5%
Ameresco, Inc., Class A (A)	6,635	540,354
API Group Corp. (A)	43,577	1,122,979
Arcosa, Inc.	10,398	547,975
Argan, Inc.	3,537	136,847
Comfort Systems USA, Inc.	7,650	756,891
Concrete Pumping Holdings, Inc. (A)	6,889	56,490
Construction Partners, Inc., Class A (A)	6,195	182,195
Dycom Industries, Inc. (A)	6,363	596,595
EMCOR Group, Inc.	11,374	1,448,934
Fluor Corp. (A)	30,786	762,569
Granite Construction, Inc.	9,824	380,189
Great Lakes Dredge & Dock Corp. (A)	13,947	219,247
IES Holdings, Inc. (A)	2,028	102,698
Infrastructure and Energy Alternatives, Inc. (A)	6,942	63,866
Matrix Service Company (A)	7,471	56,182
MYR Group, Inc. (A)	3,512	388,252
NV5 Global, Inc. (A)	2,888	398,891
Primoris Services Corp.	11,812	283,252
Sterling Construction Company, Inc. (A)	6,484	170,529
Tutor Perini Corp. (A)	9,399	116,266
WillScot Mobile Mini Holdings Corp. (A)	45,523	1,859,159
		10,190,360
Electrical equipment – 1.0%
Allied Motion Technologies, Inc.	2,986	108,959
American Superconductor Corp. (A)	6,886	74,920
Array Technologies, Inc. (A)	27,787	435,978
Atkore, Inc. (A)	9,883	1,098,891
AZZ, Inc.	5,165	285,573
Babcock & Wilcox Enterprises, Inc. (A)	12,873	116,114
Beam Global (A)	2,122	39,469
Blink Charging Company (A)(B)	8,035	213,008
Bloom Energy Corp., Class A (A)	30,366	665,926
Encore Wire Corp.	4,209	602,308
EnerSys	9,206	727,826
Eos Energy Enterprises, Inc. (A)(B)	10,356	77,877
FuelCell Energy, Inc. (A)	78,765	409,578
GrafTech International, Ltd.	43,095	509,814
Romeo Power, Inc. (A)(B)	30,637	111,825
Stem, Inc. (A)	23,356	443,063
Thermon Group Holdings, Inc. (A)	8,113	137,353
TPI Composites, Inc. (A)	8,082	120,907
Vicor Corp. (A)	4,535	575,854
		6,755,243
Machinery – 3.6%
Alamo Group, Inc.	2,064	303,780
Albany International Corp., Class A	6,561	580,320
Altra Industrial Motion Corp.	14,136	728,994
Astec Industries, Inc.	4,993	345,865
Barnes Group, Inc.	10,170	473,820
Blue Bird Corp. (A)	3,902	61,027
Chart Industries, Inc. (A)	7,842	1,250,721
CIRCOR International, Inc. (A)	4,348	118,179
Columbus McKinnon Corp.	6,094	281,908
Commercial Vehicle Group, Inc. (A)	8,180	65,931
Desktop Metal, Inc., Class A (A)(B)	42,737	211,548
Douglas Dynamics, Inc.	5,005	195,495
Energy Recovery, Inc. (A)	9,438	202,823

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Enerpac Tool Group Corp.	13,598	$275,767
EnPro Industries, Inc.	4,409	485,299
ESCO Technologies, Inc.	5,482	493,325
Evoqua Water Technologies Corp. (A)	24,934	1,165,665
Federal Signal Corp.	12,789	554,275
Franklin Electric Company, Inc.	9,837	930,187
Helios Technologies, Inc.	7,006	736,821
Hillenbrand, Inc.	15,782	820,506
Hydrofarm Holdings Group, Inc. (A)	8,630	244,143
Hyliion Holdings Corp. (A)	26,595	164,889
Hyster-Yale Materials Handling, Inc.	2,296	94,366
Ideanomics, Inc. (A)(B)	91,681	110,017
John Bean Technologies Corp.	6,739	1,034,841
Kadant, Inc.	2,463	567,672
Kennametal, Inc.	18,089	649,576
Lindsay Corp.	2,256	342,912
Luxfer Holdings PLC	6,084	117,482
Meritor, Inc. (A)	14,536	360,202
Miller Industries, Inc.	2,781	92,885
Mueller Industries, Inc.	11,956	709,708
Mueller Water Products, Inc., Class A	34,244	493,114
Nikola Corp. (A)	49,734	490,875
Omega Flex, Inc.	709	90,008
Park-Ohio Holdings Corp.	2,563	54,259
Proto Labs, Inc. (A)	6,220	319,397
RBC Bearings, Inc. (A)	5,621	1,135,273
REV Group, Inc.	6,669	94,366
SPX Corp. (A)	9,422	562,305
SPX FLOW, Inc.	8,911	770,623
Standex International Corp.	2,514	278,199
Tennant Company	4,026	326,267
Terex Corp.	14,645	643,648
The Gorman-Rupp Company	4,903	218,429
The Greenbrier Companies, Inc.	6,864	314,989
The Manitowoc Company, Inc. (A)	7,823	145,430
The Shyft Group, Inc.	7,426	364,839
Titan International, Inc. (A)	12,077	132,364
Trinity Industries, Inc.	16,778	506,696
Wabash National Corp.	10,998	214,681
Watts Water Technologies, Inc., Class A	5,848	1,135,506
Welbilt, Inc. (A)	28,106	668,080
		23,730,297
Marine – 0.2%
Costamare, Inc.	11,417	144,425
Eagle Bulk Shipping, Inc.	2,035	92,593
Genco Shipping & Trading, Ltd.	7,383	118,128
Matson, Inc.	8,908	801,987
Safe Bulkers, Inc. (A)	15,173	57,202
		1,214,335
Professional services – 1.7%
Acacia Research Corp. (A)	12,793	65,628
ASGN, Inc. (A)	10,917	1,347,158
Barrett Business Services, Inc.	1,879	129,764
CBIZ, Inc. (A)	10,486	410,212
CRA International, Inc.	1,556	145,268
Exponent, Inc.	11,123	1,298,388
First Advantage Corp. (A)	10,142	193,104
Forrester Research, Inc. (A)	2,678	157,279
Franklin Covey Company (A)	2,920	135,371
Heidrick & Struggles International, Inc.	4,428	193,636
Huron Consulting Group, Inc. (A)	4,866	242,813
ICF International, Inc.	3,969	407,021
Insperity, Inc.	7,845	926,573
KBR, Inc.	30,299	1,442,838
Kelly Services, Inc., Class A	8,241	138,202
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Kforce, Inc.	4,419	$332,397
Korn Ferry	11,612	879,377
ManTech International Corp., Class A	5,879	428,755
Mistras Group, Inc. (A)	6,058	45,011
Resources Connection, Inc.	7,654	136,547
Sterling Check Corp. (A)	2,468	50,619
TriNet Group, Inc. (A)	8,689	827,714
TrueBlue, Inc. (A)	7,783	215,356
Upwork, Inc. (A)	25,522	871,832
Willdan Group, Inc. (A)	2,864	100,813
		11,121,676
Road and rail – 0.9%
ArcBest Corp.	5,458	654,141
Avis Budget Group, Inc. (A)	8,879	1,841,238
Covenant Logistics Group, Inc. (A)	3,256	86,056
Daseke, Inc. (A)	9,799	98,382
Heartland Express, Inc.	10,660	179,301
Marten Transport, Ltd.	13,645	234,148
Saia, Inc. (A)	5,689	1,917,364
Werner Enterprises, Inc.	13,120	625,299
Yellow Corp. (A)	11,735	147,744
		5,783,673
Trading companies and distributors – 1.4%
Applied Industrial Technologies, Inc.	8,260	848,302
Beacon Roofing Supply, Inc. (A)	12,127	695,483
BlueLinx Holdings, Inc. (A)	2,047	196,021
Boise Cascade Company	8,418	599,362
Custom Truck One Source, Inc. (A)(B)	10,466	83,728
DXP Enterprises, Inc. (A)	4,446	114,129
GATX Corp.	7,548	786,426
Global Industrial Company	2,631	107,608
GMS, Inc. (A)	9,276	557,580
H&E Equipment Services, Inc.	7,141	316,132
Herc Holdings, Inc.	5,379	842,082
McGrath RentCorp	5,248	421,204
MRC Global, Inc. (A)	18,532	127,500
NOW, Inc. (A)	24,463	208,914
Rush Enterprises, Inc., Class A	8,316	462,702
Rush Enterprises, Inc., Class B	2,077	112,096
Textainer Group Holdings, Ltd.	10,221	364,992
Titan Machinery, Inc. (A)	4,482	150,999
Transcat, Inc. (A)	1,655	152,972
Triton International, Ltd.	14,307	861,711
Veritiv Corp. (A)	3,092	378,986
WESCO International, Inc. (A)	9,528	1,253,790
		9,642,719
		96,834,631
Information technology – 14.0%
Communications equipment – 0.8%
ADTRAN, Inc.	10,624	242,546
Aviat Networks, Inc. (A)	2,338	75,003
CalAmp Corp. (A)	8,593	60,667
Calix, Inc. (A)	11,850	947,645
Cambium Networks Corp. (A)	2,508	64,280
Clearfield, Inc. (A)	2,554	215,609
Comtech Telecommunications Corp.	6,012	142,424
Digi International, Inc. (A)	7,892	193,906
DZS, Inc. (A)	2,913	47,249
EMCORE Corp. (A)	8,801	61,431
Extreme Networks, Inc. (A)	27,784	436,209
Harmonic, Inc. (A)	20,242	238,046
Infinera Corp. (A)	39,830	381,970
Inseego Corp. (A)(B)	19,063	111,137
NETGEAR, Inc. (A)	6,427	187,733

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NetScout Systems, Inc. (A)	15,111	$499,872
Plantronics, Inc. (A)	9,194	269,752
Ribbon Communications, Inc. (A)	16,289	98,548
Viavi Solutions, Inc. (A)	49,823	877,881
		5,151,908
Electronic equipment, instruments and components – 2.3%
908 Devices, Inc. (A)	3,739	96,728
Advanced Energy Industries, Inc.	8,139	741,137
Aeva Technologies, Inc. (A)(B)	20,362	153,937
Akoustis Technologies, Inc. (A)(B)	10,428	69,659
Arlo Technologies, Inc. (A)	19,540	204,975
Badger Meter, Inc.	6,207	661,418
Belden, Inc.	9,432	619,965
Benchmark Electronics, Inc.	7,724	209,320
CTS Corp.	7,105	260,896
Daktronics, Inc. (A)	12,237	61,797
ePlus, Inc. (A)	5,630	303,344
Fabrinet (A)	7,906	936,624
FARO Technologies, Inc. (A)	4,036	282,601
Identiv, Inc. (A)	5,222	146,947
II-VI, Inc. (A)	22,775	1,556,216
Insight Enterprises, Inc. (A)	7,343	782,764
Itron, Inc. (A)	9,784	670,400
Kimball Electronics, Inc. (A)	5,461	118,831
Knowles Corp. (A)	18,920	441,782
Luna Innovations, Inc. (A)	8,474	71,521
Methode Electronics, Inc.	8,208	403,587
MicroVision, Inc. (A)(B)	36,587	183,301
Napco Security Technologies, Inc. (A)	3,291	164,484
nLight, Inc. (A)	9,669	231,573
Novanta, Inc. (A)	7,555	1,332,173
OSI Systems, Inc. (A)	3,609	336,359
Ouster, Inc. (A)	30,936	160,867
PAR Technology Corp. (A)(B)	5,338	281,686
PC Connection, Inc.	2,429	104,763
Plexus Corp. (A)	5,934	569,011
Rogers Corp. (A)	4,011	1,095,003
Sanmina Corp. (A)	13,546	561,617
ScanSource, Inc. (A)	5,553	194,799
TTM Technologies, Inc. (A)	22,418	334,028
Velodyne Lidar, Inc. (A)	18,740	86,954
Vishay Intertechnology, Inc.	28,458	622,376
Vishay Precision Group, Inc. (A)	3,177	117,930
		15,171,373
IT services – 1.5%
BigCommerce Holdings, Inc., Series 1 (A)	10,621	375,665
Brightcove, Inc. (A)	9,813	100,289
Cantaloupe, Inc. (A)	13,611	120,866
Cass Information Systems, Inc.	3,523	138,524
Conduent, Inc. (A)	37,818	201,948
CSG Systems International, Inc.	7,082	408,065
DigitalOcean Holdings, Inc. (A)	10,882	874,151
EVERTEC, Inc.	13,100	654,738
EVO Payments, Inc., Class A (A)	10,573	270,669
ExlService Holdings, Inc. (A)	7,058	1,021,787
Flywire Corp. (A)	12,878	490,137
Grid Dynamics Holdings, Inc. (A)	9,221	350,121
i3 Verticals, Inc., Class A (A)	4,924	112,218
International Money Express, Inc. (A)	7,743	123,578
Limelight Networks, Inc. (A)	31,418	107,764
LiveRamp Holdings, Inc. (A)	14,333	687,267
MAXIMUS, Inc.	13,151	1,047,740
MoneyGram International, Inc. (A)	20,119	158,739
Paya Holdings, Inc. (A)	18,744	118,837
Perficient, Inc. (A)	7,004	905,547
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Rackspace Technology, Inc. (A)	12,110	$163,122
Repay Holdings Corp. (A)	19,537	356,941
The Hackett Group, Inc.	5,795	118,971
TTEC Holdings, Inc.	3,946	357,310
Tucows, Inc., Class A (A)	2,224	186,416
Unisys Corp. (A)	14,333	294,830
Verra Mobility Corp. (A)	29,270	451,636
		10,197,876
Semiconductors and semiconductor equipment – 3.6%
Alpha & Omega Semiconductor, Ltd. (A)	4,712	285,359
Ambarella, Inc. (A)	7,594	1,540,747
Amkor Technology, Inc.	21,822	540,967
Atomera, Inc. (A)(B)	4,756	95,691
Axcelis Technologies, Inc. (A)	7,171	534,670
AXT, Inc. (A)	10,109	89,060
CEVA, Inc. (A)	5,143	222,383
CMC Materials, Inc.	6,103	1,169,884
Cohu, Inc. (A)	10,533	401,202
Diodes, Inc. (A)	9,315	1,022,880
FormFactor, Inc. (A)	16,760	766,267
Ichor Holdings, Ltd. (A)	6,177	284,327
Impinj, Inc. (A)	4,135	366,775
Kopin Corp. (A)	17,663	72,242
Kulicke & Soffa Industries, Inc.	13,119	794,224
Lattice Semiconductor Corp. (A)	29,079	2,240,828
MACOM Technology Solutions Holdings, Inc. (A)	10,475	820,193
MaxLinear, Inc. (A)	15,264	1,150,753
Meta Materials, Inc. (A)(B)	45,983	113,118
NeoPhotonics Corp. (A)	11,466	176,232
NVE Corp.	1,321	90,224
Onto Innovation, Inc. (A)	10,470	1,059,878
PDF Solutions, Inc. (A)	6,816	216,681
Photronics, Inc. (A)	13,054	246,068
Power Integrations, Inc.	12,912	1,199,396
Rambus, Inc. (A)	23,393	687,520
Semtech Corp. (A)	13,867	1,233,192
Silicon Laboratories, Inc. (A)	8,560	1,766,955
SiTime Corp. (A)	3,349	979,716
SMART Global Holdings, Inc. (A)	3,851	273,382
SunPower Corp. (A)	17,336	361,802
Synaptics, Inc. (A)	8,269	2,393,958
Ultra Clean Holdings, Inc. (A)	9,589	550,025
Veeco Instruments, Inc. (A)	11,119	316,558
		24,063,157
Software – 5.5%
8x8, Inc. (A)	24,551	411,475
A10 Networks, Inc.	13,348	221,310
ACI Worldwide, Inc. (A)	25,527	885,787
Agilysys, Inc. (A)	4,363	193,979
Alarm.com Holdings, Inc. (A)	10,237	868,200
Alkami Technology, Inc. (A)	5,075	101,805
Altair Engineering, Inc., Class A (A)	10,018	774,592
American Software, Inc., Class A	7,131	186,618
Appfolio, Inc., Class A (A)	4,086	494,651
Appian Corp. (A)	8,539	556,828
Asana, Inc., Class A (A)	15,295	1,140,242
Avaya Holdings Corp. (A)	18,091	358,202
AvidXchange Holdings, Inc. (A)(B)	3,581	53,930
Benefitfocus, Inc. (A)	6,133	65,378
Blackbaud, Inc. (A)	10,339	816,574
Blackline, Inc. (A)	11,652	1,206,448
Bottomline Technologies DE, Inc. (A)	9,657	545,331
Box, Inc., Class A (A)	30,151	789,655
BTRS Holdings, Inc., Class A (A)	14,786	115,627

The accompanying notes are an integral part of the financial statements.	118

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Cerence, Inc. (A)	8,243	$631,744
ChannelAdvisor Corp. (A)	6,737	166,269
Cleanspark, Inc. (A)(B)	7,550	71,876
CommVault Systems, Inc. (A)	9,902	682,446
Consensus Cloud Solutions, Inc. (A)	3,148	182,175
CoreCard Corp. (A)	1,799	69,801
Couchbase, Inc. (A)	2,202	54,962
CS Disco, Inc. (A)	1,855	66,316
Digimarc Corp. (A)(B)	2,985	117,848
Digital Turbine, Inc. (A)	19,542	1,191,867
Domo, Inc., Class B (A)	5,987	296,955
E2open Parent Holdings, Inc. (A)	40,619	457,370
Ebix, Inc.	6,026	183,190
eGain Corp. (A)	5,111	51,008
Enfusion, Inc., Class A (A)	3,407	71,343
EngageSmart, Inc. (A)	2,898	69,900
Envestnet, Inc. (A)	11,755	932,642
EverCommerce, Inc. (A)	3,862	60,827
GTY Technology Holdings, Inc. (A)	7,660	51,322
Instructure Holdings, Inc. (A)	2,895	69,422
Intapp, Inc. (A)	2,354	59,227
InterDigital, Inc.	6,688	479,061
JFrog, Ltd. (A)	11,764	349,391
LivePerson, Inc. (A)	14,117	504,259
Marathon Digital Holdings, Inc. (A)(B)	20,586	676,456
MeridianLink, Inc. (A)	3,103	66,963
MicroStrategy, Inc., Class A (A)(B)	1,779	968,648
Mimecast, Ltd. (A)	13,127	1,044,515
Mitek Systems, Inc. (A)	9,740	172,885
Model N, Inc. (A)	7,840	235,435
Momentive Global, Inc. (A)	28,348	599,560
ON24, Inc. (A)	6,350	110,173
OneSpan, Inc. (A)	8,126	137,573
PagerDuty, Inc. (A)	17,801	618,585
Ping Identity Holding Corp. (A)	11,917	272,661
Progress Software Corp.	9,483	457,744
PROS Holdings, Inc. (A)	8,880	306,271
Q2 Holdings, Inc. (A)	11,855	941,761
Qualys, Inc. (A)	7,320	1,004,450
Rapid7, Inc. (A)	12,089	1,422,754
Rekor Systems, Inc. (A)(B)	7,540	49,387
Rimini Street, Inc. (A)	10,896	65,049
Riot Blockchain, Inc. (A)(B)	18,840	420,697
Sailpoint Technologies Holdings, Inc. (A)	19,797	956,987
Sapiens International Corp. NV	6,859	236,293
SecureWorks Corp., Class A (A)	2,828	45,163
ShotSpotter, Inc. (A)	2,147	63,379
Sprout Social, Inc., Class A (A)	9,760	885,134
SPS Commerce, Inc. (A)	7,756	1,104,067
Sumo Logic, Inc. (A)	19,325	262,047
Telos Corp. (A)	8,913	137,438
Tenable Holdings, Inc. (A)	19,944	1,098,316
Upland Software, Inc. (A)	6,587	118,171
Varonis Systems, Inc. (A)	23,058	1,124,769
Verint Systems, Inc. (A)	13,788	724,008
Veritone, Inc. (A)(B)	6,326	142,208
Vonage Holdings Corp. (A)	52,092	1,082,993
Workiva, Inc. (A)	9,218	1,202,857
Xperi Holding Corp.	22,855	432,188
Yext, Inc. (A)	25,095	248,942
Zuora, Inc., Class A (A)	24,368	455,194
		36,549,574
Technology hardware, storage and peripherals – 0.3%
3D Systems Corp. (A)	26,541	571,693
Avid Technology, Inc. (A)	7,870	256,326
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Corsair Gaming, Inc. (A)	5,978	$125,598
Diebold Nixdorf, Inc. (A)	16,369	148,139
Eastman Kodak Company (A)(B)	10,835	50,708
Quantum Corp. (A)	13,934	76,916
Super Micro Computer, Inc. (A)	9,425	414,229
Turtle Beach Corp. (A)	3,489	77,665
		1,721,274
		92,855,162
Materials – 3.7%
Chemicals – 1.9%
AdvanSix, Inc.	5,756	271,971
American Vanguard Corp.	7,492	122,794
Amyris, Inc. (A)(B)	37,529	203,032
Avient Corp.	19,443	1,087,836
Balchem Corp.	6,814	1,148,840
Cabot Corp.	12,018	675,412
Chase Corp.	1,553	154,617
Danimer Scientific, Inc. (A)(B)	18,407	156,828
Ecovyst, Inc.	11,625	119,040
Ferro Corp. (A)	17,510	382,243
FutureFuel Corp.	7,839	59,890
GCP Applied Technologies, Inc. (A)	10,801	341,960
Hawkins, Inc.	4,301	169,674
HB Fuller Company	11,065	896,265
Ingevity Corp. (A)	8,540	612,318
Innospec, Inc.	5,228	472,298
Intrepid Potash, Inc. (A)	2,311	98,749
Koppers Holdings, Inc. (A)	4,776	149,489
Kraton Corp. (A)	6,731	311,780
Kronos Worldwide, Inc.	5,345	80,228
Livent Corp. (A)	34,857	849,814
Minerals Technologies, Inc.	7,044	515,269
Orion Engineered Carbons SA (A)	13,256	243,380
PureCycle Technologies, Inc. (A)(B)	9,816	93,939
Quaker Chemical Corp.	2,900	669,262
Rayonier Advanced Materials, Inc. (A)	14,810	84,565
Sensient Technologies Corp.	8,966	897,138
Stepan Company	4,454	553,588
Tredegar Corp.	7,266	85,884
Trinseo PLC	8,260	433,320
Tronox Holdings PLC, Class A	24,471	588,038
Zymergen, Inc. (A)	16,379	109,576
		12,639,037
Construction materials – 0.2%
Forterra, Inc. (A)	6,508	154,760
Summit Materials, Inc., Class A (A)	25,547	1,025,457
		1,180,217
Containers and packaging – 0.3%
Greif, Inc., Class A	4,878	294,485
Greif, Inc., Class B	1,724	103,061
Myers Industries, Inc.	8,423	168,544
O-I Glass, Inc. (A)	33,872	407,480
Pactiv Evergreen, Inc.	9,538	120,942
Ranpak Holdings Corp. (A)	8,190	307,780
TriMas Corp.	9,343	345,691
UFP Technologies, Inc. (A)	1,627	114,313
		1,862,296
Metals and mining – 1.2%
1911 Gold Corp. (A)	5,045	1,231
Allegheny Technologies, Inc. (A)	27,887	444,240
Arconic Corp. (A)	23,070	761,541
Carpenter Technology Corp.	10,468	305,561
Century Aluminum Company (A)	11,520	190,771

The accompanying notes are an integral part of the financial statements.	119

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Coeur Mining, Inc. (A)	57,239	$288,485
Commercial Metals Company	25,531	926,520
Compass Minerals International, Inc.	7,438	379,933
Constellium SE (A)	26,464	473,970
Gatos Silver, Inc. (A)	10,419	108,149
Haynes International, Inc.	3,105	125,225
Hecla Mining Company	115,642	603,651
Kaiser Aluminum Corp.	3,411	320,429
Materion Corp.	4,396	404,168
MP Materials Corp. (A)	15,763	715,955
Novagold Resources, Inc. (A)	52,523	360,308
Pan American Silver Corp., CVR (A)(D)	88,114	68,614
Ryerson Holding Corp.	3,681	95,890
Schnitzer Steel Industries, Inc., Class A	5,602	290,856
SunCoke Energy, Inc.	18,821	124,030
TimkenSteel Corp. (A)	10,322	170,313
Warrior Met Coal, Inc.	11,053	284,173
Worthington Industries, Inc.	7,042	384,916
		7,828,929
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	3,730	136,779
Glatfelter Corp.	9,703	166,892
Neenah, Inc.	3,740	173,087
Schweitzer-Mauduit International, Inc.	7,056	210,974
Verso Corp., Class A	5,826	157,419
		845,151
		24,355,630
Real estate – 7.2%
Equity real estate investment trusts – 6.4%
Acadia Realty Trust	19,049	415,840
Agree Realty Corp.	14,179	1,011,813
Alexander & Baldwin, Inc.	16,116	404,350
Alexander's, Inc.	463	120,519
American Assets Trust, Inc.	10,752	403,523
American Finance Trust, Inc.	27,287	249,130
Apartment Investment and Management Company, Class A (A)	33,111	255,617
Apple Hospitality REIT, Inc.	46,477	750,604
Armada Hoffler Properties, Inc.	14,110	214,754
Ashford Hospitality Trust, Inc. (A)	4,903	47,069
Braemar Hotels & Resorts, Inc. (A)	15,308	78,071
Brandywine Realty Trust	36,121	484,744
Broadstone Net Lease, Inc.	33,549	832,686
BRT Apartments Corp.	2,982	71,538
CareTrust REIT, Inc.	21,096	481,622
CatchMark Timber Trust, Inc., Class A	12,533	109,162
Centerspace	3,002	332,922
Chatham Lodging Trust (A)	11,277	154,720
City Office REIT, Inc.	9,872	194,676
Community Healthcare Trust, Inc.	5,032	237,863
CorePoint Lodging, Inc. (A)	9,360	146,952
Corporate Office Properties Trust	24,052	672,734
CTO Realty Growth, Inc.	1,874	115,101
DiamondRock Hospitality Company (A)	46,306	445,001
DigitalBridge Group, Inc. (A)	105,522	878,998
Diversified Healthcare Trust	54,192	167,453
Easterly Government Properties, Inc.	18,014	412,881
EastGroup Properties, Inc.	8,331	1,898,218
Empire State Realty Trust, Inc., Class A	31,502	280,368
Equity Commonwealth (A)	23,493	608,469
Essential Properties Realty Trust, Inc.	25,433	733,233
Farmland Partners, Inc.	7,176	85,753
Four Corners Property Trust, Inc.	16,411	482,648
Franklin Street Properties Corp.	25,189	149,875
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Getty Realty Corp.	8,060	$258,645
Gladstone Commercial Corp.	8,759	225,719
Gladstone Land Corp.	6,813	230,007
Global Medical REIT, Inc.	13,418	238,170
Global Net Lease, Inc.	22,632	345,817
Healthcare Realty Trust, Inc.	30,956	979,448
Hersha Hospitality Trust (A)	9,792	89,793
Independence Realty Trust, Inc.	21,988	567,950
Indus Realty Trust, Inc.	1,261	102,217
Industrial Logistics Properties Trust	13,486	337,824
Innovative Industrial Properties, Inc.	5,122	1,346,625
iStar, Inc.	14,717	380,140
Kite Realty Group Trust	46,978	1,023,181
LTC Properties, Inc.	8,691	296,711
LXP Industrial Trust	57,765	902,289
Monmouth Real Estate Investment Corp.	20,195	424,297
National Health Investors, Inc.	9,346	537,115
National Storage Affiliates Trust	17,373	1,202,212
NETSTREIT Corp.	9,021	206,581
NexPoint Residential Trust, Inc.	4,642	389,139
Office Properties Income Trust	11,273	280,021
One Liberty Properties, Inc.	3,956	139,568
Outfront Media, Inc.	31,666	849,282
Paramount Group, Inc.	41,253	344,050
Pebblebrook Hotel Trust	28,376	634,771
Phillips Edison & Company, Inc.	4,680	154,627
Physicians Realty Trust	46,008	866,331
Piedmont Office Realty Trust, Inc., Class A	26,574	488,430
Plymouth Industrial REIT, Inc.	6,595	211,040
Postal Realty Trust, Inc., Class A	4,212	83,398
PotlatchDeltic Corp.	14,419	868,312
Preferred Apartment Communities, Inc.	12,475	225,299
PS Business Parks, Inc.	4,120	758,780
Retail Opportunity Investments Corp.	26,039	510,364
RLJ Lodging Trust	36,647	510,493
RPT Realty	18,241	244,065
Ryman Hospitality Properties, Inc. (A)	11,682	1,074,277
Sabra Health Care REIT, Inc.	48,000	649,920
Safehold, Inc.	3,665	292,650
Saul Centers, Inc.	2,830	150,047
Seritage Growth Properties, Class A (A)	8,315	110,340
Service Properties Trust	37,015	325,362
SITE Centers Corp.	37,790	598,216
STAG Industrial, Inc.	35,100	1,683,396
Summit Hotel Properties, Inc. (A)	23,585	230,190
Sunstone Hotel Investors, Inc. (A)	47,640	558,817
Tanger Factory Outlet Centers, Inc.	22,068	425,471
Terreno Realty Corp.	14,671	1,251,290
The GEO Group, Inc.	25,857	200,392
The Macerich Company	46,453	802,708
UMH Properties, Inc.	9,411	257,203
Uniti Group, Inc.	42,639	597,372
Universal Health Realty Income Trust	3,196	190,066
Urban Edge Properties	25,080	476,520
Urstadt Biddle Properties, Inc., Class A	7,346	156,470
Veris Residential, Inc. (A)	19,789	363,722
Washington Real Estate Investment Trust	18,617	481,249
Whitestone REIT	10,937	110,792
Xenia Hotels & Resorts, Inc. (A)	25,263	457,513
		42,625,601
Real estate management and development – 0.8%
Cushman & Wakefield PLC (A)	30,156	670,669
Douglas Elliman, Inc. (A)	15,459	177,773
eXp World Holdings, Inc.	13,748	463,170

The accompanying notes are an integral part of the financial statements.	120

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Forestar Group, Inc. (A)	4,284	$93,177
FRP Holdings, Inc. (A)	1,773	102,479
Kennedy-Wilson Holdings, Inc.	25,813	616,414
Marcus & Millichap, Inc. (A)	5,270	271,194
Newmark Group, Inc., Class A	32,633	610,237
RE/MAX Holdings, Inc., Class A	4,356	132,814
Realogy Holdings Corp. (A)	24,556	412,786
Redfin Corp. (A)	22,437	861,356
Tejon Ranch Company (A)	5,037	96,106
The RMR Group, Inc., Class A	3,750	130,050
The St. Joe Company	7,206	375,072
		5,013,297
		47,638,898
Utilities – 2.5%
Electric utilities – 0.6%
ALLETE, Inc.	11,153	740,002
MGE Energy, Inc.	7,961	654,792
Otter Tail Corp.	8,782	627,210
PNM Resources, Inc.	17,927	817,650
Portland General Electric Company	18,955	1,003,099
Via Renewables, Inc.	5,509	62,968
		3,905,721
Gas utilities – 0.8%
Brookfield Infrastructure Corp., Class A	12,333	841,851
Chesapeake Utilities Corp.	3,656	533,081
New Jersey Resources Corp.	20,834	855,444
Northwest Natural Holding Company	6,910	337,070
ONE Gas, Inc.	11,272	874,594
South Jersey Industries, Inc.	22,320	582,998
Southwest Gas Holdings, Inc.	12,226	856,431
Spire, Inc.	10,843	707,180
		5,588,649
Independent power and renewable electricity producers – 0.3%
Clearway Energy, Inc., Class A	8,463	283,341
Clearway Energy, Inc., Class C	16,778	604,511
Ormat Technologies, Inc.	9,683	767,862
Sunnova Energy International, Inc. (A)	18,610	519,591
		2,175,305
Multi-utilities – 0.4%
Avista Corp.	15,068	640,239
Black Hills Corp.	13,429	947,685
NorthWestern Corp.	10,944	625,559
Unitil Corp.	3,819	175,636
		2,389,119
Water utilities – 0.4%
American States Water Company	7,766	803,315
Artesian Resources Corp., Class A	2,741	126,991
California Water Service Group	11,076	795,921
Global Water Resources, Inc.	2,852	48,769
Middlesex Water Company	3,708	446,072
Pure Cycle Corp. (A)	5,830	85,118
SJW Group	6,130	448,716
Small Cap Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water utilities (continued)
The York Water Company	3,343	$166,415
		2,921,317
		16,980,111
TOTAL COMMON STOCKS (Cost $453,764,675)		$637,503,029
WARRANTS – 0.0%
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)(B)	668	2,492
TOTAL WARRANTS (Cost $0)		$2,492
SHORT-TERM INVESTMENTS – 5.1%
U.S. Government – 0.3%
U.S. Treasury Bill 0.045%, 02/17/2022 *	$2,000,000	1,999,925
U.S. Government Agency – 3.0%
Federal Home Loan Bank Discount Note
0.030%, 01/14/2022 *	13,000,000	12,999,960
0.030%, 02/02/2022 *	5,000,000	4,999,917
Tennessee Valley Authority Discount Note 0.031%, 01/12/2022 *	1,850,000	1,849,995
		19,849,872
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.1697% (E)(F)	612,451	6,126,348
Repurchase agreement – 0.9%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $6,075,000 on 1-3-22, collateralized by $5,665,300 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $6,196,537)	$6,075,000	6,075,000
TOTAL SHORT-TERM INVESTMENTS (Cost $34,051,731)		$34,051,145
Total Investments (Small Cap Index Trust) (Cost $487,816,406) – 100.9%		$671,556,666
Other assets and liabilities, net – (0.9%)		(6,302,657)
TOTAL NET ASSETS – 100.0%		$665,254,009
Security Abbreviations and Legend
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	121

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Index Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	269	Long	Mar 2022	$29,827,164	$30,165,660	$338,496
						$338,496

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Small Cap Opportunities Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 99.4%
Communication services – 2.2%
Diversified telecommunication services – 0.4%
ATN International, Inc.	1,281	$51,176
Consolidated Communications Holdings, Inc. (A)	4,985	37,288
EchoStar Corp., Class A (A)	4,430	116,731
Liberty Latin America, Ltd., Class A (A)	4,204	49,019
Liberty Latin America, Ltd., Class C (A)	11,346	129,344
Lumen Technologies, Inc.	20,570	258,154
		641,712
Entertainment – 0.6%
Ballantyne Strong, Inc. (A)	1,114	3,219
Liberty Media Corp.-Liberty Formula One, Series A (A)	1,330	78,922
Liberty Media Corp.-Liberty Formula One, Series C (A)	8,584	542,852
Lions Gate Entertainment Corp., Class A (A)	5,809	96,662
Lions Gate Entertainment Corp., Class B (A)	8,534	131,338
Madison Square Garden Entertainment Corp. (A)	1,034	72,732
Reading International, Inc., Class A (A)	1,100	4,444
The Marcus Corp. (A)	2,916	52,080
		982,249
Interactive media and services – 0.2%
Cars.com, Inc. (A)	5,579	89,766
DHI Group, Inc. (A)	5,212	32,523
j2 Global, Inc. (A)	654	72,502
QuinStreet, Inc. (A)	1,887	34,325
Yelp, Inc. (A)	1,685	61,064
		290,180
Media – 0.9%
AMC Networks, Inc., Class A (A)	1,328	45,736
Audacy, Inc. (A)	6,702	17,224
Beasley Broadcast Group, Inc., Class A (A)	502	949
Boston Omaha Corp., Class A (A)	1,631	46,859
comScore, Inc. (A)	2,845	9,502
DallasNews Corp.	1,059	7,614
Entravision Communications Corp., Class A	5,075	34,409
Fluent, Inc. (A)	5,600	11,144
Gannett Company, Inc. (A)	7,195	38,349
Gray Television, Inc.	6,546	131,967
Hemisphere Media Group, Inc. (A)	951	6,914
John Wiley & Sons, Inc., Class A	1,937	110,932
Loyalty Ventures, Inc. (A)	909	27,334
News Corp., Class A	13,143	293,220
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class B	6,557	$147,533
Nexstar Media Group, Inc., Class A	1,859	280,672
Scholastic Corp.	1,876	74,965
TEGNA, Inc.	8,149	151,245
The EW Scripps Company, Class A (A)	5,843	113,062
The Interpublic Group of Companies, Inc.	422	15,804
		1,565,434
Wireless telecommunication services – 0.1%
Spok Holdings, Inc.	3,863	36,042
Telephone & Data Systems, Inc.	7,131	143,690
United States Cellular Corp. (A)	2,570	81,006
		260,738
		3,740,313
Consumer discretionary – 14.2%
Auto components – 2.7%
Adient PLC (A)	3,399	162,744
American Axle & Manufacturing Holdings, Inc. (A)	6,125	57,146
Autoliv, Inc.	4,789	495,230
BorgWarner, Inc.	12,039	542,598
Cooper-Standard Holdings, Inc. (A)	1,311	29,380
Dana, Inc.	8,889	202,847
Dorman Products, Inc. (A)	4,539	512,952
Fox Factory Holding Corp. (A)	8,393	1,427,649
Gentherm, Inc. (A)	162	14,078
LCI Industries	237	36,941
Lear Corp.	1,769	323,639
Modine Manufacturing Company (A)	4,925	49,693
Motorcar Parts of America, Inc. (A)	1,585	27,056
Patrick Industries, Inc.	647	52,206
Standard Motor Products, Inc.	1,901	99,593
Stoneridge, Inc. (A)	1,672	33,005
Strattec Security Corp. (A)	924	34,206
The Goodyear Tire & Rubber Company (A)	17,683	377,002
		4,477,965
Automobiles – 0.2%
Harley-Davidson, Inc.	3,482	131,237
Thor Industries, Inc.	1,759	182,531
Winnebago Industries, Inc.	1,123	84,135
		397,903
Distributors – 0.0%
Weyco Group, Inc.	1,316	31,505
Diversified consumer services – 1.0%
Adtalem Global Education, Inc. (A)	3,782	111,796
American Public Education, Inc. (A)	1,450	32,263
Carriage Services, Inc.	1,797	115,799
Graham Holdings Company, Class B	347	218,551

The accompanying notes are an integral part of the financial statements.	122

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Grand Canyon Education, Inc. (A)	8,453	$724,507
Houghton Mifflin Harcourt Company (A)	5,833	93,911
Laureate Education, Inc., Class A	3,940	48,226
Lincoln Educational Services Corp. (A)	1,100	8,217
OneSpaWorld Holdings, Ltd. (A)	3,242	32,485
Perdoceo Education Corp. (A)	5,378	63,245
Stride, Inc. (A)	2,888	96,257
Terminix Global Holdings, Inc. (A)	2,263	102,355
Universal Technical Institute, Inc. (A)	3,087	24,140
Zovio, Inc. (A)	3,463	4,398
		1,676,150
Hotels, restaurants and leisure – 1.3%
Ark Restaurants Corp. (A)	64	1,066
Biglari Holdings, Inc., Class A (A)	3	2,085
Biglari Holdings, Inc., Class B (A)	102	14,542
Bluegreen Vacations Holding Corp. (A)	348	12,215
Carrols Restaurant Group, Inc.	1,688	4,996
Churchill Downs, Inc.	3,149	758,594
Chuy's Holdings, Inc. (A)	18,916	569,750
Del Taco Restaurants, Inc.	2,438	30,353
El Pollo Loco Holdings, Inc. (A)	2,613	37,078
Fiesta Restaurant Group, Inc. (A)	1,348	14,841
Krispy Kreme, Inc.	26,675	504,691
Marriott Vacations Worldwide Corp.	466	78,745
Monarch Casino & Resort, Inc. (A)	1,074	79,422
Playa Hotels & Resorts NV (A)	2,743	21,889
RCI Hospitality Holdings, Inc.	396	30,840
		2,161,107
Household durables – 2.9%
Bassett Furniture Industries, Inc.	1,234	20,694
Beazer Homes USA, Inc. (A)	1,614	37,477
Cavco Industries, Inc. (A)	510	162,002
Century Communities, Inc.	1,378	112,707
Ethan Allen Interiors, Inc.	1,706	44,851
Flexsteel Industries, Inc.	1,118	30,029
Green Brick Partners, Inc. (A)	900	27,297
Hooker Furnishings Corp.	1,821	42,393
iRobot Corp. (A)	743	48,949
KB Home	6,043	270,303
La-Z-Boy, Inc.	3,039	110,346
Legacy Housing Corp. (A)	585	15,485
LGI Homes, Inc. (A)	1,066	164,676
Lifetime Brands, Inc.	2,931	46,808
M/I Homes, Inc. (A)	2,195	136,485
MDC Holdings, Inc.	4,059	226,614
Meritage Homes Corp. (A)	2,251	274,757
Mohawk Industries, Inc. (A)	3,344	609,210
Newell Brands, Inc.	3,701	80,830
PulteGroup, Inc.	8,788	502,322
Taylor Morrison Home Corp. (A)	6,235	217,976
Toll Brothers, Inc.	8,961	648,687
TopBuild Corp. (A)	2,108	581,618
Tri Pointe Homes, Inc. (A)	9,765	272,346
Universal Electronics, Inc. (A)	745	30,359
VOXX International Corp. (A)	3,131	31,842
Whirlpool Corp.	98	22,997
		4,770,060
Internet and direct marketing retail – 0.1%
1-800-Flowers.com, Inc., Class A (A)	890	20,799
Lands' End, Inc. (A)	1,503	29,504
Qurate Retail, Inc., Series A	22,636	172,034
		222,337
Leisure products – 0.3%
Acushnet Holdings Corp.	3,926	208,392
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
American Outdoor Brands, Inc. (A)	614	$12,237
Callaway Golf Company (A)	392	10,756
Escalade, Inc.	3,529	55,723
Johnson Outdoors, Inc., Class A	766	71,767
Nautilus, Inc. (A)	1,580	9,685
Smith & Wesson Brands, Inc.	859	15,290
Vista Outdoor, Inc. (A)	3,182	146,595
		530,445
Multiline retail – 1.0%
Big Lots, Inc.	2,327	104,831
Dillard's, Inc., Class A (B)	2,339	573,102
Franchise Group, Inc.	300	15,648
Kohl's Corp.	8,128	401,442
Macy's, Inc.	12,243	320,522
Ollie's Bargain Outlet Holdings, Inc. (A)	5,254	268,952
		1,684,497
Specialty retail – 3.8%
Abercrombie & Fitch Company, Class A (A)	4,970	173,105
American Eagle Outfitters, Inc. (B)	6,833	173,012
America's Car-Mart, Inc. (A)	338	34,611
Asbury Automotive Group, Inc. (A)	997	172,212
AutoNation, Inc. (A)	5,555	649,102
Barnes & Noble Education, Inc. (A)	4,024	27,403
Bed Bath & Beyond, Inc. (A)	1,739	25,355
Big 5 Sporting Goods Corp. (B)	2,004	38,096
Boot Barn Holdings, Inc. (A)	2,080	255,944
Build-A-Bear Workshop, Inc.	2,470	48,214
Chico's FAS, Inc. (A)	8,871	47,726
Citi Trends, Inc. (A)	672	63,672
Conn's, Inc. (A)	2,177	51,203
Dick's Sporting Goods, Inc.	2,512	288,855
Five Below, Inc. (A)	3,832	792,802
Foot Locker, Inc.	4,562	199,040
Genesco, Inc. (A)	1,311	84,127
Group 1 Automotive, Inc.	1,593	310,985
Guess?, Inc.	5,350	126,688
Haverty Furniture Companies, Inc.	1,613	49,309
Hibbett, Inc.	1,098	78,979
Lithia Motors, Inc.	3,196	949,052
Lumber Liquidators Holdings, Inc. (A)	1,480	25,264
MarineMax, Inc. (A)	2,016	119,025
Monro, Inc.	1,145	66,719
Penske Automotive Group, Inc.	4,213	451,718
Rent-A-Center, Inc.	418	20,081
Shoe Carnival, Inc.	2,304	90,040
Signet Jewelers, Ltd.	3,675	319,835
Sonic Automotive, Inc., Class A	1,522	75,263
The Aaron's Company, Inc.	1,356	33,425
The Buckle, Inc.	296	12,524
The Cato Corp., Class A	1,957	33,582
The Container Store Group, Inc. (A)	2,221	22,166
The Gap, Inc.	1,861	32,847
The ODP Corp. (A)	3,276	128,681
Tilly's, Inc., Class A	712	11,470
Urban Outfitters, Inc. (A)	4,015	117,880
Zumiez, Inc. (A)	1,822	87,438
		6,287,450
Textiles, apparel and luxury goods – 0.9%
Capri Holdings, Ltd. (A)	3,763	244,256
Culp, Inc.	334	3,176
Delta Apparel, Inc. (A)	500	14,870
Fossil Group, Inc. (A)	3,231	33,247
G-III Apparel Group, Ltd. (A)	3,404	94,087

The accompanying notes are an integral part of the financial statements.	123

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Lakeland Industries, Inc. (A)	1,110	$24,087
Movado Group, Inc.	1,758	73,537
Oxford Industries, Inc.	4,559	462,830
PVH Corp.	3,196	340,853
Ralph Lauren Corp.	189	22,465
Rocky Brands, Inc.	802	31,920
Superior Group of Companies, Inc.	663	14,546
Tapestry, Inc.	1,440	58,464
Unifi, Inc. (A)	2,453	56,787
Vera Bradley, Inc. (A)	2,034	17,309
		1,492,434
		23,731,853
Consumer staples – 4.3%
Beverages – 0.3%
MGP Ingredients, Inc.	571	48,529
Molson Coors Beverage Company, Class B	10,060	466,281
		514,810
Food and staples retailing – 1.3%
Casey's General Stores, Inc.	162	31,971
Grocery Outlet Holding Corp. (A)	1,730	48,924
Ingles Markets, Inc., Class A	1,895	163,614
Natural Grocers by Vitamin Cottage, Inc.	1,014	14,450
Performance Food Group Company (A)	12,652	580,600
PriceSmart, Inc.	4,293	314,119
Rite Aid Corp. (A)(B)	3,864	56,762
SpartanNash Company	3,523	90,752
Sprouts Farmers Market, Inc. (A)	4,445	131,928
The Andersons, Inc.	3,384	130,995
U.S. Foods Holding Corp. (A)	7,411	258,125
United Natural Foods, Inc. (A)	4,429	217,375
Village Super Market, Inc., Class A	685	16,022
Weis Markets, Inc.	2,371	156,201
		2,211,838
Food products – 2.2%
Alico, Inc.	341	12,627
B&G Foods, Inc. (B)	1,941	59,647
Bunge, Ltd.	7,506	700,760
Cal-Maine Foods, Inc.	1,161	42,945
Campbell Soup Company	2,425	105,391
Darling Ingredients, Inc. (A)	5,430	376,245
Farmer Brothers Company (A)	1,069	7,964
Fresh Del Monte Produce, Inc.	2,635	72,726
Hostess Brands, Inc. (A)	4,123	84,192
Ingredion, Inc.	3,117	301,227
J&J Snack Foods Corp.	853	134,740
John B. Sanfilippo & Son, Inc.	400	36,064
Landec Corp. (A)	3,130	34,743
Limoneira Company	199	2,985
Pilgrim's Pride Corp. (A)	4,322	121,880
Post Holdings, Inc. (A)	3,484	392,751
Sanderson Farms, Inc.	1,082	206,749
Seaboard Corp.	52	204,621
Seneca Foods Corp., Class A (A)	1,409	67,562
The Hain Celestial Group, Inc. (A)	3,255	138,696
The J.M. Smucker Company	2,696	366,171
The Simply Good Foods Company (A)	1,707	70,960
Tootsie Roll Industries, Inc.	1,396	50,577
TreeHouse Foods, Inc. (A)	1,806	73,197
		3,665,420
Household products – 0.2%
Central Garden & Pet Company (A)	1,553	81,734
Central Garden & Pet Company, Class A (A)	3,288	157,331
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products (continued)
Oil-Dri Corp. of America	531	$17,380
Spectrum Brands Holdings, Inc.	1,089	110,773
		367,218
Personal products – 0.2%
Edgewell Personal Care Company	3,300	150,843
Natural Alternatives International, Inc. (A)	200	2,528
Nature's Sunshine Products, Inc.	1,118	20,683
Nu Skin Enterprises, Inc., Class A	2,131	108,148
		282,202
Tobacco – 0.1%
Universal Corp.	1,975	108,467
		7,149,955
Energy – 5.1%
Energy equipment and services – 0.8%
Archrock, Inc.	10,702	80,051
Bristow Group, Inc. (A)	337	10,673
ChampionX Corp. (A)	7,217	145,856
Dawson Geophysical Company (A)	3,948	9,140
Dril-Quip, Inc. (A)	2,386	46,956
Expro Group Holdings NV (A)	2,209	31,699
Exterran Corp. (A)	4,737	14,116
Geospace Technologies Corp. (A)	516	3,468
Gulf Island Fabrication, Inc. (A)	3,019	12,106
Helix Energy Solutions Group, Inc. (A)	12,029	37,530
Helmerich & Payne, Inc.	4,237	100,417
Liberty Oilfield Services, Inc., Class A (A)	9,594	93,062
Nabors Industries, Ltd. (A)	597	48,411
National Energy Services Reunited Corp. (A)	3,117	29,456
Natural Gas Services Group, Inc. (A)	2,620	27,431
Newpark Resources, Inc. (A)	6,750	19,845
NexTier Oilfield Solutions, Inc. (A)	11,003	39,061
NOV, Inc.	2,128	28,834
Oceaneering International, Inc. (A)	5,817	65,790
Oil States International, Inc. (A)	4,041	20,084
Patterson-UTI Energy, Inc.	12,012	101,501
ProPetro Holding Corp. (A)	7,061	57,194
RPC, Inc. (A)	12,691	57,617
SEACOR Marine Holdings, Inc. (A)	2,432	8,269
Select Energy Services, Inc., Class A (A)	5,093	31,729
Technip Energies NV, ADR (A)	2,809	40,731
TechnipFMC PLC (A)	20,822	123,266
Tidewater, Inc. (A)	2,791	29,892
Transocean, Ltd. (A)(B)	13,252	36,576
U.S. Silica Holdings, Inc. (A)	4,282	40,251
		1,391,012
Oil, gas and consumable fuels – 4.3%
Adams Resources & Energy, Inc.	724	20,134
Antero Midstream Corp.	21,451	207,646
Antero Resources Corp. (A)	20,791	363,843
APA Corp.	368	9,896
Ardmore Shipping Corp. (A)	1,174	3,968
Berry Corp.	3,197	26,919
Callon Petroleum Company (A)	1,879	88,783
Centennial Resource Development, Inc., Class A (A)	11,699	69,960
Chesapeake Energy Corp.	564	36,389
Civitas Resources, Inc.	1,183	57,932
Clean Energy Fuels Corp. (A)	9,682	59,351
CNX Resources Corp. (A)	15,258	209,798
Comstock Resources, Inc. (A)	12,010	97,161
CONSOL Energy, Inc. (A)	4,596	104,375
Continental Resources, Inc.	8,416	376,700

The accompanying notes are an integral part of the financial statements.	124

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Coterra Energy, Inc.	11,436	$217,284
CVR Energy, Inc.	1,951	32,796
Delek US Holdings, Inc. (A)	5,312	79,627
Denbury, Inc. (A)	2,036	155,937
DHT Holdings, Inc.	10,864	56,384
Dorian LPG, Ltd.	3,417	43,362
Earthstone Energy, Inc., Class A (A)	1,600	17,504
EnLink Midstream LLC (A)	15,546	107,112
EQT Corp. (A)	13,550	295,526
Equitrans Midstream Corp.	25,675	265,480
Green Plains, Inc. (A)	5,268	183,116
HollyFrontier Corp.	8,800	288,464
International Seaways, Inc.	2,070	30,388
Kosmos Energy, Ltd. (A)	21,319	73,764
Laredo Petroleum, Inc. (A)	56	3,367
Magnolia Oil & Gas Corp., Class A	38,563	727,684
Marathon Oil Corp.	42,707	701,249
Matador Resources Company	5,228	193,018
Murphy Oil Corp.	10,625	277,419
NACCO Industries, Inc., Class A	700	25,403
Nordic American Tankers, Ltd.	2,259	3,818
Overseas Shipholding Group, Inc., Class A (A)	5,561	10,455
PBF Energy, Inc., Class A (A)	7,833	101,594
PDC Energy, Inc.	6,240	304,387
Peabody Energy Corp. (A)	6,070	61,125
PHX Minerals, Inc.	557	1,209
Range Resources Corp. (A)	11,263	200,819
Ranger Oil Corp., Class A (A)	651	17,525
Renewable Energy Group, Inc. (A)	3,442	146,078
REX American Resources Corp. (A)	429	41,184
SandRidge Energy, Inc. (A)	1,746	18,263
Scorpio Tankers, Inc.	2,441	31,269
SFL Corp., Ltd.	10,526	85,787
SilverBow Resources, Inc. (A)	324	7,053
SM Energy Company	5,199	153,267
Talos Energy, Inc. (A)	5,072	49,706
Targa Resources Corp.	2,689	140,473
Teekay Corp. (A)	286	898
Teekay Tankers, Ltd., Class A (A)	2,780	30,302
Whiting Petroleum Corp. (A)	2,713	175,477
World Fuel Services Corp.	3,166	83,804
		7,172,232
		8,563,244
Financials – 20.9%
Banks – 11.7%
1st Source Corp.	2,092	103,763
Allegiance Bancshares, Inc.	604	25,495
Amerant Bancorp, Inc.	686	23,701
American National Bankshares, Inc.	991	37,341
Ameris Bancorp	15,399	765,022
Arrow Financial Corp.	1,085	38,225
Associated Banc-Corp.	14,499	327,532
Atlantic Capital Bancshares, Inc. (A)	1,267	36,452
Atlantic Union Bankshares Corp.	13,813	515,087
Banc of California, Inc.	5,646	110,775
Bank of Marin Bancorp	2,443	90,953
Bank OZK	8,966	417,188
BankFinancial Corp.	2,146	22,898
BankUnited, Inc.	3,257	137,804
Banner Corp.	3,379	205,004
Bar Harbor Bankshares	1,690	48,892
BCB Bancorp, Inc.	1,477	22,790
Berkshire Hills Bancorp, Inc.	3,539	100,614
BOK Financial Corp.	4,528	477,659
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Brookline Bancorp, Inc.	6,310	$102,159
Bryn Mawr Bank Corp.	1,669	75,122
Business First Bancshares, Inc.	500	14,155
Byline Bancorp, Inc.	1,183	32,355
C&F Financial Corp.	627	32,096
Cadence Bank	8,890	264,833
Cambridge Bancorp	121	11,324
Camden National Corp.	1,722	82,932
Capital City Bank Group, Inc.	1,865	49,236
Capstar Financial Holdings, Inc.	600	12,618
Cathay General Bancorp	2,466	106,013
CBTX, Inc.	807	23,403
Central Pacific Financial Corp.	2,460	69,298
Chemung Financial Corp.	723	33,099
CIT Group, Inc.	3,539	181,692
Citizens & Northern Corp.	500	13,060
City Holding Company	400	32,716
Civista Bancshares, Inc.	1,114	27,182
CNB Financial Corp.	1,562	41,393
Columbia Banking System, Inc.	4,210	137,751
Comerica, Inc.	4,267	371,229
Community Trust Bancorp, Inc.	1,347	58,743
ConnectOne Bancorp, Inc.	1,273	41,640
CrossFirst Bankshares, Inc. (A)	1,824	28,473
Customers Bancorp, Inc. (A)	2,568	167,870
CVB Financial Corp.	3,612	77,333
Dime Community Bancshares, Inc.	3,390	119,192
Eagle Bancorp, Inc.	1,290	75,259
Enterprise Bancorp, Inc.	246	11,050
Enterprise Financial Services Corp.	1,485	69,929
Equity Bancshares, Inc., Class A	1,097	37,221
FB Financial Corp.	1,189	52,102
Financial Institutions, Inc.	1,481	47,096
First Bancorp (North Carolina)	2,905	132,817
First Bancorp (Puerto Rico)	14,979	206,411
First Bank	900	13,059
First Busey Corp.	2,457	66,634
First Business Financial Services, Inc.	1,366	39,846
First Commonwealth Financial Corp.	8,341	134,207
First Community Bankshares, Inc.	2,201	73,557
First Financial Bancorp	7,516	183,240
First Financial Corp.	1,432	64,855
First Financial Northwest, Inc.	1,100	17,787
First Foundation, Inc.	1,677	41,690
First Hawaiian, Inc.	5,863	160,236
First Horizon Corp.	25,469	415,909
First Internet Bancorp	777	36,550
First Interstate BancSystem, Inc., Class A	1,946	79,144
First Merchants Corp.	4,369	183,017
First Mid Bancshares, Inc.	349	14,934
First Midwest Bancorp, Inc.	6,300	129,024
First Northwest Bancorp	800	16,184
Flushing Financial Corp.	2,921	70,980
FNB Corp.	16,986	206,040
Fulton Financial Corp.	11,240	191,080
German American Bancorp, Inc.	755	29,430
Great Southern Bancorp, Inc.	1,117	66,182
Great Western Bancorp, Inc.	3,019	102,525
Guaranty Bancshares, Inc.	293	11,011
Hancock Whitney Corp.	7,556	377,951
Hanmi Financial Corp.	3,082	72,982
HarborOne Bancorp, Inc.	4,217	62,580
Heartland Financial USA, Inc.	2,428	122,881
Heritage Commerce Corp.	3,825	45,671
Heritage Financial Corp.	1,981	48,416

The accompanying notes are an integral part of the financial statements.	125

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hilltop Holdings, Inc.	4,528	$159,114
Home BancShares, Inc.	1,178	28,684
HomeStreet, Inc.	1,802	93,704
HomeTrust Bancshares, Inc.	560	17,349
Hope Bancorp, Inc.	10,431	153,440
Horizon Bancorp, Inc.	3,849	80,252
Independent Bank Corp. (Massachusetts)	1,190	97,021
Independent Bank Corp. (Michigan)	1,806	43,109
Independent Bank Group, Inc.	1,953	140,909
International Bancshares Corp.	4,680	198,385
Investar Holding Corp.	500	9,205
Investors Bancorp, Inc.	18,672	282,881
Lakeland Bancorp, Inc.	3,580	67,984
LCNB Corp.	600	11,718
Macatawa Bank Corp.	5,091	44,903
Mercantile Bank Corp.	1,666	58,360
Meta Financial Group, Inc.	2,595	154,818
Metropolitan Bank Holding Corp. (A)	456	48,578
Midland States Bancorp, Inc.	1,070	26,525
MidWestOne Financial Group, Inc.	1,343	43,473
MVB Financial Corp.	300	12,456
National Bank Holdings Corp., Class A	1,336	58,704
National Bankshares, Inc.	622	22,554
NBT Bancorp, Inc.	2,964	114,173
Nicolet Bankshares, Inc. (A)	565	48,449
Northeast Bank	770	27,512
Northrim BanCorp, Inc.	1,530	66,494
Norwood Financial Corp.	1,188	30,876
OceanFirst Financial Corp.	1,393	30,925
OFG Bancorp	4,124	109,533
Old National Bancorp	10,998	199,284
Old Second Bancorp, Inc.	2,721	34,257
Origin Bancorp, Inc.	1,115	47,856
Orrstown Financial Services, Inc.	500	12,600
Pacific Premier Bancorp, Inc.	3,858	154,436
PacWest Bancorp	6,109	275,944
Park National Corp.	139	19,086
Peapack-Gladstone Financial Corp.	1,625	57,525
Penns Woods Bancorp, Inc.	1,188	28,001
Peoples Bancorp, Inc.	3,445	109,585
People's United Financial, Inc.	22,779	405,922
Pinnacle Financial Partners, Inc.	9,825	938,288
Popular, Inc.	5,455	447,528
Preferred Bank	589	42,284
Primis Financial Corp.	3,850	57,904
Prosperity Bancshares, Inc.	5,378	388,829
QCR Holdings, Inc.	1,211	67,816
RBB Bancorp	1,075	28,165
Reliant Bancorp, Inc.	400	14,200
Renasant Corp.	3,529	133,926
Republic Bancorp, Inc., Class A	1,449	73,667
Republic First Bancorp, Inc. (A)	2,700	10,044
S&T Bancorp, Inc.	3,436	108,303
Sandy Spring Bancorp, Inc.	2,800	134,624
Seacoast Banking Corp. of Florida	1,753	62,039
Shore Bancshares, Inc.	2,225	46,391
Sierra Bancorp	1,759	47,757
Simmons First National Corp., Class A	5,235	154,851
SmartFinancial, Inc.	500	13,680
Southern First Bancshares, Inc. (A)	537	33,557
Southside Bancshares, Inc.	374	15,641
SouthState Corp.	2,447	196,029
Spirit of Texas Bancshares, Inc.	500	14,390
Sterling Bancorp	10,264	264,709
Synovus Financial Corp.	3,170	151,748
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Texas Capital Bancshares, Inc. (A)	2,286	$137,732
The Bancorp, Inc. (A)	3,253	82,333
The Bank of NT Butterfield & Son, Ltd.	445	16,959
The Community Financial Corp.	300	11,793
The First Bancorp, Inc.	1,769	55,547
The First Bancshares, Inc.	1,011	39,045
The First of Long Island Corp.	1,039	22,432
Towne Bank	3,708	117,136
TriCo Bancshares	721	30,974
TriState Capital Holdings, Inc. (A)	2,342	70,869
Triumph Bancorp, Inc. (A)	617	73,472
Trustmark Corp.	4,932	160,093
UMB Financial Corp.	789	83,721
Umpqua Holdings Corp.	11,863	228,244
United Bankshares, Inc.	7,106	257,806
United Community Banks, Inc.	4,271	153,500
Univest Financial Corp.	2,067	61,845
Valley National Bancorp	23,485	322,919
Veritex Holdings, Inc.	1,384	55,056
Washington Trust Bancorp, Inc.	1,035	58,343
Webster Financial Corp.	466	26,021
WesBanco, Inc.	5,027	175,895
Westamerica BanCorp	169	9,756
Wintrust Financial Corp.	3,040	276,093
Zions Bancorp NA	8,295	523,912
		19,548,049
Capital markets – 1.8%
Blucora, Inc. (A)	4,863	84,227
Cowen, Inc., Class A	2,484	89,672
Houlihan Lokey, Inc.	5,324	551,140
Invesco, Ltd.	24,463	563,138
Janus Henderson Group PLC	6,521	273,491
Jefferies Financial Group, Inc.	9,310	361,228
Oppenheimer Holdings, Inc., Class A	1,674	77,623
PJT Partners, Inc., Class A	6,123	453,653
Stifel Financial Corp.	7,688	541,389
StoneX Group, Inc. (A)	1,346	82,443
		3,078,004
Consumer finance – 0.9%
Encore Capital Group, Inc. (A)	1,949	121,052
Enova International, Inc. (A)	1,321	54,108
EZCORP, Inc., Class A (A)	3,087	22,751
Navient Corp.	15,325	325,197
Nelnet, Inc., Class A	2,648	258,657
Nicholas Financial, Inc. (A)	75	884
PRA Group, Inc. (A)	2,487	124,872
Regional Management Corp.	573	32,925
Santander Consumer USA Holdings, Inc.	15,045	632,191
		1,572,637
Diversified financial services – 0.4%
California First Leasing Corp.	880	15,840
Cannae Holdings, Inc. (A)	3,225	113,359
Equitable Holdings, Inc.	1,531	50,201
Marlin Business Services Corp.	1,698	39,529
Voya Financial, Inc.	6,477	429,490
		648,419
Insurance – 4.7%
Alleghany Corp. (A)	918	612,848
Ambac Financial Group, Inc. (A)	1,536	24,653
American Equity Investment Life Holding Company	7,384	287,385
American Financial Group, Inc.	513	70,445
American National Group, Inc.	1,352	255,312
Argo Group International Holdings, Ltd.	2,597	150,912

The accompanying notes are an integral part of the financial statements.	126

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assured Guaranty, Ltd.	5,779	$290,106
Athene Holding, Ltd., Class A (A)	9,251	770,886
Axis Capital Holdings, Ltd.	4,518	246,095
Brighthouse Financial, Inc. (A)	2,584	133,851
CNA Financial Corp.	1,354	59,684
CNO Financial Group, Inc.	7,507	178,967
Donegal Group, Inc., Class A	2,876	41,098
Employers Holdings, Inc.	2,283	94,471
Enstar Group, Ltd. (A)	824	204,014
Everest Re Group, Ltd.	2,137	585,367
FedNat Holding Company (A)	1,090	1,537
Fidelity National Financial, Inc.	2,998	156,436
First American Financial Corp.	3,274	256,125
Genworth Financial, Inc., Class A (A)	14,291	57,879
Global Indemnity Group LLC, Class A	1,190	29,905
Globe Life, Inc.	1,689	158,293
Greenlight Capital Re, Ltd., Class A (A)	2,616	20,509
Hallmark Financial Services, Inc. (A)	4,008	17,435
Heritage Insurance Holdings, Inc.	657	3,863
Horace Mann Educators Corp.	3,303	127,826
Independence Holding Company	303	17,174
Investors Title Company	189	37,261
James River Group Holdings, Ltd.	73	2,103
Kemper Corp.	2,781	163,495
Lincoln National Corp.	8,094	552,496
MBIA, Inc. (A)	4,333	68,418
Mercury General Corp.	1,495	79,325
National Western Life Group, Inc., Class A	221	47,391
Old Republic International Corp.	13,924	342,252
ProAssurance Corp.	2,566	64,920
Reinsurance Group of America, Inc.	3,624	396,792
RenaissanceRe Holdings, Ltd.	1,784	302,085
Safety Insurance Group, Inc.	612	52,038
SiriusPoint, Ltd. (A)	2,292	18,634
State Auto Financial Corp.	3,187	164,736
Stewart Information Services Corp.	1,817	144,869
Tiptree, Inc.	2,600	35,958
United Fire Group, Inc.	1,897	43,991
United Insurance Holdings Corp.	5,283	22,928
Universal Insurance Holdings, Inc.	2,200	37,400
Unum Group	10,883	267,395
White Mountains Insurance Group, Ltd.	168	170,335
		7,867,898
Thrifts and mortgage finance – 1.4%
Capitol Federal Financial, Inc.	11,378	128,913
ESSA Bancorp, Inc.	897	15,545
Federal Agricultural Mortgage Corp., Class C	594	73,614
Flagstar Bancorp, Inc.	3,861	185,096
FS Bancorp, Inc.	400	13,452
Home Bancorp, Inc.	902	37,442
Kearny Financial Corp.	5,361	71,033
Merchants Bancorp	341	16,140
MGIC Investment Corp.	9,993	144,099
Mr. Cooper Group, Inc. (A)	3,087	128,450
New York Community Bancorp, Inc.	24,244	296,019
NMI Holdings, Inc., Class A (A)	2,152	47,021
Northfield Bancorp, Inc.	4,119	66,563
Northwest Bancshares, Inc.	7,430	105,209
OP Bancorp	1,000	12,760
Premier Financial Corp.	1,989	61,480
Provident Financial Holdings, Inc.	1,778	29,426
Provident Financial Services, Inc.	4,010	97,122
Prudential Bancorp, Inc.	1,696	23,032
Radian Group, Inc.	10,338	218,442
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Riverview Bancorp, Inc.	5,483	$42,164
Southern Missouri Bancorp, Inc.	1,012	52,796
Territorial Bancorp, Inc.	1,722	43,481
TrustCo Bank Corp. NY	1,826	60,824
Washington Federal, Inc.	3,303	110,254
Waterstone Financial, Inc.	3,099	67,744
Western New England Bancorp, Inc.	4,739	41,514
WSFS Financial Corp.	2,604	130,512
		2,320,147
		35,035,154
Health care – 11.5%
Biotechnology – 3.2%
Achillion Pharmaceuticals, Inc. (A)(C)	10,940	16,452
Agios Pharmaceuticals, Inc. (A)	229	7,527
Akebia Therapeutics, Inc. (A)	11,211	25,337
Albireo Pharma, Inc. (A)	21,350	497,242
Alkermes PLC (A)	2,813	65,430
AnaptysBio, Inc. (A)	1,489	51,743
Anika Therapeutics, Inc. (A)	533	19,097
Biohaven Pharmaceutical Holding Company, Ltd. (A)	4,766	656,802
Catalyst Pharmaceuticals, Inc. (A)	2,300	15,571
ChemoCentryx, Inc. (A)	13,500	491,535
Concert Pharmaceuticals, Inc. (A)	1,198	3,774
Eagle Pharmaceuticals, Inc. (A)	236	12,017
Emergent BioSolutions, Inc. (A)	495	21,518
Enanta Pharmaceuticals, Inc. (A)	279	20,864
Halozyme Therapeutics, Inc. (A)	18,345	737,652
Insmed, Inc. (A)	17,845	486,098
Ligand Pharmaceuticals, Inc. (A)	122	18,844
Myriad Genetics, Inc. (A)	1,132	31,243
OPKO Health, Inc. (A)	2,204	10,601
Oyster Point Pharma, Inc. (A)	23,805	434,679
PDL BioPharma, Inc. (A)(C)	5,434	9,727
Travere Therapeutics, Inc. (A)	17,232	534,881
United Therapeutics Corp. (A)	467	100,909
Vanda Pharmaceuticals, Inc. (A)	3,697	58,006
Veracyte, Inc. (A)	9,038	372,366
Vericel Corp. (A)	16,002	628,879
		5,328,794
Health care equipment and supplies – 2.9%
AngioDynamics, Inc. (A)	3,198	88,201
AtriCure, Inc. (A)	10,168	706,981
Avanos Medical, Inc. (A)	3,807	131,989
Cardiovascular Systems, Inc. (A)	13,034	244,779
CryoLife, Inc. (A)	17,303	352,116
CryoPort, Inc. (A)	9,110	539,039
Envista Holdings Corp. (A)	8,580	386,615
FONAR Corp. (A)	463	6,936
Globus Medical, Inc., Class A (A)	10,757	776,655
ICU Medical, Inc. (A)	2,043	484,886
Inogen, Inc. (A)	200	6,800
Integer Holdings Corp. (A)	2,433	208,240
Integra LifeSciences Holdings Corp. (A)	8,591	575,511
IntriCon Corp. (A)	519	8,392
Invacare Corp. (A)	3,396	9,237
Kewaunee Scientific Corp. (A)	83	1,057
LENSAR, Inc. (A)	783	4,667
Meridian Bioscience, Inc. (A)	2,202	44,921
Merit Medical Systems, Inc. (A)	691	43,049
Natus Medical, Inc. (A)	1,669	39,605
NuVasive, Inc. (A)	1,932	101,391
Orthofix Medical, Inc. (A)	541	16,820
Surgalign Holdings, Inc. (A)	4,931	3,533

The accompanying notes are an integral part of the financial statements.	127

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Utah Medical Products, Inc.	289	$28,900
Varex Imaging Corp. (A)	1,166	36,787
		4,847,107
Health care providers and services – 2.5%
Acadia Healthcare Company, Inc. (A)	15,182	921,547
Addus HomeCare Corp. (A)	448	41,892
Brookdale Senior Living, Inc. (A)	12,258	63,251
Castle Biosciences, Inc. (A)	8,398	360,022
Covetrus, Inc. (A)	5,548	110,794
Cross Country Healthcare, Inc. (A)	2,734	75,896
Encompass Health Corp.	160	10,442
Five Star Senior Living, Inc. (A)	2,100	6,195
HealthEquity, Inc. (A)	8,642	382,322
LHC Group, Inc. (A)	3,685	505,693
Magellan Health, Inc. (A)	902	85,681
MEDNAX, Inc. (A)	5,689	154,798
National HealthCare Corp.	1,428	97,018
Option Care Health, Inc. (A)	4,058	115,410
Owens & Minor, Inc.	3,760	163,560
Patterson Companies, Inc.	3,536	103,782
Premier, Inc., Class A	5,310	218,613
Select Medical Holdings Corp.	1,122	32,987
Star Equity Holdings, Inc. (A)	310	791
Triple-S Management Corp. (A)	2,760	98,477
Universal Health Services, Inc., Class B	2,878	373,161
US Physical Therapy, Inc.	3,604	344,362
		4,266,694
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	10,106	186,456
HealthStream, Inc. (A)	1,969	51,903
NextGen Healthcare, Inc. (A)	2,165	38,515
		276,874
Life sciences tools and services – 1.0%
Harvard Bioscience, Inc. (A)	5,200	36,660
Medpace Holdings, Inc. (A)	4,213	916,917
Syneos Health, Inc. (A)	7,411	760,961
		1,714,538
Pharmaceuticals – 1.7%
Amphastar Pharmaceuticals, Inc. (A)	600	13,974
ANI Pharmaceuticals, Inc. (A)	400	18,432
BioDelivery Sciences International, Inc. (A)	6,044	18,736
Cara Therapeutics, Inc. (A)	2,825	34,409
Cumberland Pharmaceuticals, Inc. (A)	956	4,465
Elanco Animal Health, Inc. (A)	831	23,584
Endo International PLC (A)	2,935	11,036
Innoviva, Inc. (A)	1,860	32,085
Intra-Cellular Therapies, Inc. (A)	9,297	486,605
Jazz Pharmaceuticals PLC (A)	2,136	272,126
Organon & Company	695	21,163
Perrigo Company PLC	4,847	188,548
Phathom Pharmaceuticals, Inc. (A)	24,846	488,721
Prestige Consumer Healthcare, Inc. (A)	3,032	183,891
Satsuma Pharmaceuticals, Inc. (A)	2,208	9,936
SIGA Technologies, Inc. (A)	2,000	15,040
Supernus Pharmaceuticals, Inc. (A)	18,453	538,089
Taro Pharmaceutical Industries, Ltd. (A)	503	25,205
Zogenix, Inc. (A)	24,421	396,841
		2,782,886
		19,216,893
Industrials – 18.7%
Aerospace and defense – 0.5%
AAR Corp. (A)	3,093	120,720
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
AeroVironment, Inc. (A)	455	$28,224
Astronics Corp. (A)	1,700	20,400
Curtiss-Wright Corp.	730	101,229
Ducommun, Inc. (A)	1,674	78,293
Kaman Corp.	1,770	76,376
Kratos Defense & Security Solutions, Inc. (A)	2,475	48,015
Maxar Technologies, Inc.	1,500	44,295
Mercury Systems, Inc. (A)	1,263	69,541
Moog, Inc., Class A	1,548	125,342
National Presto Industries, Inc.	244	20,015
Park Aerospace Corp.	2,083	27,496
Parsons Corp. (A)	721	24,262
SIFCO Industries, Inc. (A)	1,000	6,500
Vectrus, Inc. (A)	1,029	47,097
		837,805
Air freight and logistics – 0.3%
Air Transport Services Group, Inc. (A)	1,985	58,319
Atlas Air Worldwide Holdings, Inc. (A)	2,473	232,759
Forward Air Corp.	625	75,681
Hub Group, Inc., Class A (A)	2,418	203,692
Radiant Logistics, Inc. (A)	1,875	13,669
		584,120
Airlines – 0.3%
Allegiant Travel Company (A)	188	35,164
Copa Holdings SA, Class A (A)	905	74,807
Hawaiian Holdings, Inc. (A)	2,646	48,607
JetBlue Airways Corp. (A)	4,207	59,908
Mesa Air Group, Inc. (A)	1,399	7,834
SkyWest, Inc. (A)	3,644	143,209
Spirit Airlines, Inc. (A)	4,452	97,276
		466,805
Building products – 1.8%
American Woodmark Corp. (A)	787	51,312
Apogee Enterprises, Inc.	2,405	115,801
Armstrong Flooring, Inc. (A)	1,831	3,625
Builders FirstSource, Inc. (A)	8,339	714,736
Carlisle Companies, Inc.	60	14,887
Gibraltar Industries, Inc. (A)	11,844	789,758
Griffon Corp.	2,832	80,655
Insteel Industries, Inc.	1,689	67,239
JELD-WEN Holding, Inc. (A)	9,650	254,374
Masonite International Corp. (A)	1,068	125,971
Owens Corning	1,092	98,826
PGT Innovations, Inc. (A)	1,494	33,600
Quanex Building Products Corp.	3,929	97,361
Resideo Technologies, Inc. (A)	5,191	135,122
Tecnoglass, Inc. (B)	900	23,571
UFP Industries, Inc.	3,823	351,754
Zurn Water Solutions Corp.	891	32,432
		2,991,024
Commercial services and supplies – 1.4%
ABM Industries, Inc.	5,148	210,296
ACCO Brands Corp.	6,712	55,441
Acme United Corp.	733	24,702
ADT, Inc.	13,007	109,389
Brady Corp., Class A	1,082	58,320
BrightView Holdings, Inc. (A)	3,879	54,616
CECO Environmental Corp. (A)	1,395	8,691
Civeo Corp. (A)	673	12,901
Clean Harbors, Inc. (A)	1,725	172,103
Deluxe Corp.	800	25,688
Ennis, Inc.	2,608	50,934
Harsco Corp. (A)	2,430	40,605

The accompanying notes are an integral part of the financial statements.	128

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Heritage-Crystal Clean, Inc. (A)	1,877	$60,102
HNI Corp.	1,502	63,159
Interface, Inc.	2,884	46,000
KAR Auction Services, Inc. (A)	3,101	48,438
Kimball International, Inc., Class B	1,715	17,544
Matthews International Corp., Class A	1,190	43,637
MillerKnoll, Inc.	1,960	76,812
NL Industries, Inc.	3,260	24,124
Ritchie Brothers Auctioneers, Inc.	13,656	835,884
Steelcase, Inc., Class A	4,596	53,865
Team, Inc. (A)	2,106	2,296
UniFirst Corp.	371	78,058
Viad Corp. (A)	1,025	43,860
Vidler Water Resouces, Inc. (A)	2,493	30,115
Virco Manufacturing Corp. (A)	1,200	3,672
VSE Corp.	1,368	83,366
		2,334,618
Construction and engineering – 1.6%
API Group Corp. (A)	2,846	73,341
Arcosa, Inc.	4,310	227,137
Argan, Inc.	854	33,041
Comfort Systems USA, Inc.	400	39,576
Concrete Pumping Holdings, Inc. (A)	1,800	14,760
Construction Partners, Inc., Class A (A)	936	27,528
Dycom Industries, Inc. (A)	4,156	389,667
EMCOR Group, Inc.	1,267	161,403
Fluor Corp. (A)	3,410	84,466
Granite Construction, Inc.	3,746	144,970
Great Lakes Dredge & Dock Corp. (A)	6,888	108,279
IES Holdings, Inc. (A)	237	12,002
MasTec, Inc. (A)	3,659	337,653
Matrix Service Company (A)	2,731	20,537
MYR Group, Inc. (A)	1,465	161,956
Northwest Pipe Company (A)	1,706	54,251
NV5 Global, Inc. (A)	533	73,618
Orion Group Holdings, Inc. (A)	4,263	16,072
Primoris Services Corp.	3,474	83,307
Quanta Services, Inc.	1,452	166,486
Sterling Construction Company, Inc. (A)	2,528	66,486
Tutor Perini Corp. (A)	4,167	51,546
WillScot Mobile Mini Holdings Corp. (A)	7,715	315,081
		2,663,163
Electrical equipment – 1.5%
Acuity Brands, Inc.	150	31,758
Atkore, Inc. (A)	7,518	835,926
AZZ, Inc.	1,376	76,079
Encore Wire Corp.	1,949	278,902
EnerSys	1,105	87,361
LSI Industries, Inc.	4,131	28,339
nVent Electric PLC	3,766	143,108
Powell Industries, Inc.	1,244	36,686
Preformed Line Products Company	984	63,665
Regal Rexnord Corp.	1,743	296,624
Sensata Technologies Holding PLC (A)	3,768	232,448
Sunrun, Inc. (A)	2,009	68,909
Thermon Group Holdings, Inc. (A)	14,010	237,189
Ultralife Corp. (A)	1,984	11,983
		2,428,977
Machinery – 4.9%
AGCO Corp.	3,375	391,568
Alamo Group, Inc.	4,839	712,204
Albany International Corp., Class A	1,875	165,844
Altra Industrial Motion Corp.	2,998	154,607
Astec Industries, Inc.	2,415	167,287
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Barnes Group, Inc.	3,344	$155,797
Chart Industries, Inc. (A)	346	55,184
CIRCOR International, Inc. (A)	1,614	43,869
Colfax Corp. (A)	7,506	345,051
Columbus McKinnon Corp.	2,178	100,754
Crane Company	682	69,380
EnPro Industries, Inc.	503	55,365
ESCO Technologies, Inc.	1,885	169,631
Federal Signal Corp.	3,670	159,058
Flowserve Corp.	699	21,389
Franklin Electric Company, Inc.	476	45,011
Gates Industrial Corp. PLC (A)	8,586	136,603
Gencor Industries, Inc. (A)	2,100	24,213
Graham Corp.	333	4,143
Helios Technologies, Inc.	4,930	518,488
Hillenbrand, Inc.	1,385	72,006
Hurco Companies, Inc.	1,054	31,304
Hyster-Yale Materials Handling, Inc.	815	33,497
Kadant, Inc.	218	50,245
Kennametal, Inc.	1,573	56,486
LB Foster Company, Class A (A)	1,699	23,361
Meritor, Inc. (A)	2,572	63,734
Miller Industries, Inc.	1,434	47,896
Mueller Industries, Inc.	2,004	118,957
Mueller Water Products, Inc., Class A	3,140	45,216
NN, Inc. (A)	2,376	9,742
Oshkosh Corp.	1,661	187,211
Park-Ohio Holdings Corp.	749	15,856
Perma-Pipe International Holdings, Inc. (A)	1,100	9,460
RBC Bearings, Inc. (A)	3,610	729,112
REV Group, Inc.	2,206	31,215
Snap-on, Inc.	1,226	264,056
SPX FLOW, Inc.	1,971	170,452
Standex International Corp.	200	22,132
Tennant Company	494	40,034
Terex Corp.	1,393	61,222
The Eastern Company	1,471	37,010
The Gorman-Rupp Company	1,454	64,776
The Greenbrier Companies, Inc.	2,830	129,869
The LS Starrett Company, Class A (A)	1,530	14,306
The Manitowoc Company, Inc. (A)	2,421	45,006
The Shyft Group, Inc.	25,582	1,256,844
The Timken Company	2,526	175,027
Titan International, Inc. (A)	3,936	43,139
Trinity Industries, Inc.	8,957	270,501
Twin Disc, Inc. (A)	1,650	18,084
Wabash National Corp.	1,980	38,650
Woodward, Inc.	4,900	536,354
		8,208,206
Marine – 0.3%
Costamare, Inc.	3,754	47,488
Eagle Bulk Shipping, Inc.	393	17,882
Eneti, Inc.	1,112	8,607
Genco Shipping & Trading, Ltd.	3,003	48,048
Kirby Corp. (A)	2,166	128,704
Matson, Inc.	2,868	258,206
		508,935
Professional services – 2.3%
Acacia Research Corp. (A)	2,172	11,142
ASGN, Inc. (A)	1,021	125,991
Barrett Business Services, Inc.	200	13,812
BGSF, Inc.	800	11,480
CACI International, Inc., Class A (A)	2,535	682,447
CBIZ, Inc. (A)	4,080	159,610
CRA International, Inc.	1,251	116,793

The accompanying notes are an integral part of the financial statements.	129

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Exponent, Inc.	7,192	$839,522
Forrester Research, Inc. (A)	8,179	480,353
FTI Consulting, Inc. (A)	616	94,507
Heidrick & Struggles International, Inc.	1,672	73,117
Hill International, Inc. (A)	3,275	6,386
Huron Consulting Group, Inc. (A)	1,411	70,409
ICF International, Inc.	1,429	146,544
Kelly Services, Inc., Class A	4,330	72,614
Korn Ferry	3,492	264,449
ManpowerGroup, Inc.	1,407	136,943
ManTech International Corp., Class A	1,905	138,932
Mistras Group, Inc. (A)	2,232	16,584
Nielsen Holdings PLC	9,392	192,630
RCM Technologies, Inc. (A)	300	2,136
Resources Connection, Inc.	4,120	73,501
Science Applications International Corp.	1,299	108,583
TrueBlue, Inc. (A)	2,519	69,701
Willdan Group, Inc. (A)	400	14,080
		3,922,266
Road and rail – 1.3%
AMERCO	711	516,350
ArcBest Corp.	1,977	236,943
Covenant Logistics Group, Inc. (A)	1,513	39,989
Heartland Express, Inc.	4,107	69,080
Knight-Swift Transportation Holdings, Inc.	8,121	494,894
Marten Transport, Ltd.	6,368	109,275
P.A.M. Transportation Services, Inc. (A)	1,350	95,864
Patriot Transportation Holding, Inc.	450	3,632
Ryder System, Inc.	3,393	279,685
Schneider National, Inc., Class B	2,987	80,380
U.S. Xpress Enterprises, Inc., Class A (A)	2,111	12,392
USA Truck, Inc. (A)	1,375	27,335
Werner Enterprises, Inc.	4,155	198,027
		2,163,846
Trading companies and distributors – 2.5%
Air Lease Corp.	8,149	360,430
Alta Equipment Group, Inc. (A)	1,696	24,829
Applied Industrial Technologies, Inc.	938	96,333
Beacon Roofing Supply, Inc. (A)	3,611	207,091
Boise Cascade Company	2,003	142,614
DXP Enterprises, Inc. (A)	1,367	35,091
GATX Corp.	2,663	277,458
GMS, Inc. (A)	1,138	68,405
Lawson Products, Inc. (A)	591	32,357
McGrath RentCorp	1,800	144,468
MRC Global, Inc. (A)	2,745	18,886
NOW, Inc. (A)	7,656	65,382
Rush Enterprises, Inc., Class A	2,831	157,517
Rush Enterprises, Inc., Class B	1,117	60,284
SiteOne Landscape Supply, Inc. (A)	5,918	1,433,798
Textainer Group Holdings, Ltd.	2,844	101,559
Titan Machinery, Inc. (A)	2,366	79,711
Transcat, Inc. (A)	145	13,402
Triton International, Ltd.	4,778	287,779
Univar Solutions, Inc. (A)	3,996	113,287
Veritiv Corp. (A)	1,408	172,579
WESCO International, Inc. (A)	2,696	354,767
Willis Lease Finance Corp. (A)	406	15,286
		4,263,313
		31,373,078
Information technology – 12.9%
Communications equipment – 1.2%
ADTRAN, Inc.	4,669	106,593
BK Technologies Corp.	2,100	5,061
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Communications Systems, Inc.	1,800	$4,320
Comtech Telecommunications Corp.	2,706	64,105
Digi International, Inc. (A)	3,371	82,825
Genasys, Inc. (A)	3,300	13,134
Harmonic, Inc. (A)	4,356	51,227
Juniper Networks, Inc.	11,858	423,449
NETGEAR, Inc. (A)	2,513	73,405
NetScout Systems, Inc. (A)	4,585	151,672
Optical Cable Corp. (A)	931	4,999
Ribbon Communications, Inc. (A)	2,987	18,071
TESSCO Technologies, Inc. (A)	1,750	10,833
ViaSat, Inc. (A)	2,775	123,599
Viavi Solutions, Inc. (A)	46,887	826,149
		1,959,442
Electronic equipment, instruments and components – 3.0%
ADDvantage Technologies Group, Inc. (A)	428	740
Advanced Energy Industries, Inc.	999	90,969
Arrow Electronics, Inc. (A)	6,456	866,847
Avnet, Inc.	9,371	386,366
Bel Fuse, Inc., Class B	1,641	21,218
Belden, Inc.	1,293	84,989
Benchmark Electronics, Inc.	3,813	103,332
CTS Corp.	2,910	106,855
Daktronics, Inc. (A)	3,929	19,841
ePlus, Inc. (A)	1,596	85,992
Fabrinet (A)	2,485	294,398
FARO Technologies, Inc. (A)	295	20,656
Flex, Ltd. (A)	22,654	415,248
Frequency Electronics, Inc. (A)	1,783	17,580
II-VI, Inc. (A)	192	13,119
Insight Enterprises, Inc. (A)	2,190	233,454
Itron, Inc. (A)	480	32,890
Jabil, Inc.	2,426	170,669
Key Tronic Corp. (A)	1,900	11,818
Kimball Electronics, Inc. (A)	3,036	66,063
Knowles Corp. (A)	5,768	134,683
Methode Electronics, Inc.	1,701	83,638
OSI Systems, Inc. (A)	880	82,016
PC Connection, Inc.	2,391	103,124
Plexus Corp. (A)	2,005	192,259
RF Industries, Ltd. (A)	120	960
Richardson Electronics, Ltd.	2,384	32,232
Rogers Corp. (A)	1,055	288,015
Sanmina Corp. (A)	4,939	204,771
ScanSource, Inc. (A)	2,542	89,173
TD SYNNEX Corp.	2,778	317,692
TTM Technologies, Inc. (A)	8,193	122,076
Vishay Intertechnology, Inc.	9,510	207,984
Vishay Precision Group, Inc. (A)	1,686	62,584
		4,964,251
IT services – 1.1%
Alliance Data Systems Corp.	2,273	151,314
BM Technologies, Inc. (A)	367	3,380
Concentrix Corp.	2,778	496,206
Conduent, Inc. (A)	9,516	50,815
CSG Systems International, Inc.	535	30,827
DXC Technology Company (A)	10,684	343,918
Endava PLC, ADR (A)	3,644	611,900
Information Services Group, Inc.	4,400	33,528
MAXIMUS, Inc.	710	56,566
SolarWinds Corp.	430	6,102
		1,784,556
Semiconductors and semiconductor equipment – 4.2%
Alpha & Omega Semiconductor, Ltd. (A)	2,746	166,298

The accompanying notes are an integral part of the financial statements.	130

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Amkor Technology, Inc.	18,705	$463,697
Amtech Systems, Inc. (A)	2,404	23,752
Axcelis Technologies, Inc. (A)	3,360	250,522
AXT, Inc. (A)	4,229	37,257
Azenta, Inc.	9,655	995,527
CMC Materials, Inc.	2,297	440,312
Cohu, Inc. (A)	3,140	119,603
Diodes, Inc. (A)	2,632	289,020
Entegris, Inc.	6,622	917,677
First Solar, Inc. (A)	4,689	408,693
FormFactor, Inc. (A)	1,299	59,390
Ichor Holdings, Ltd. (A)	526	24,212
Kulicke & Soffa Industries, Inc.	4,804	290,834
MACOM Technology Solutions Holdings, Inc. (A)	8,541	668,760
Magnachip Semiconductor Corp. (A)	799	16,755
NeoPhotonics Corp. (A)	3,808	58,529
Onto Innovation, Inc. (A)	1,461	147,897
PDF Solutions, Inc. (A)	2,193	69,715
Photronics, Inc. (A)	5,882	110,876
Power Integrations, Inc.	5,314	493,617
Rambus, Inc. (A)	3,601	105,833
Silicon Laboratories, Inc. (A)	3,624	748,066
Ultra Clean Holdings, Inc. (A)	2,274	130,437
Veeco Instruments, Inc. (A)	2,996	85,296
		7,122,575
Software – 3.2%
ACI Worldwide, Inc. (A)	2,573	89,283
Asure Software, Inc. (A)	1,391	10,892
Aware, Inc. (A)	2,160	6,804
Bottomline Technologies DE, Inc. (A)	5,191	293,136
Cerence, Inc. (A)	11,036	845,799
Cognyte Software, Ltd. (A)	402	6,299
Consensus Cloud Solutions, Inc. (A)	218	12,616
Ebix, Inc.	954	29,002
InterDigital, Inc.	1,490	106,729
N-able, Inc. (A)	430	4,773
OneSpan, Inc. (A)	1,048	17,743
Paycor HCM, Inc. (A)	18,344	528,491
Paylocity Holding Corp. (A)	4,898	1,156,712
Ping Identity Holding Corp. (A)	630	14,414
Rapid7, Inc. (A)	11,528	1,356,730
The Descartes Systems Group, Inc. (A)	8,718	720,804
Upland Software, Inc. (A)	280	5,023
Verint Systems, Inc. (A)	1,067	56,028
Xperi Holding Corp.	4,859	91,884
		5,353,162
Technology hardware, storage and peripherals – 0.2%
AstroNova, Inc. (A)	1,439	19,427
Stratasys, Ltd. (A)	2,906	71,168
Super Micro Computer, Inc. (A)	3,994	175,536
Xerox Holdings Corp.	7,509	170,004
		436,135
		21,620,121
Materials – 7.1%
Chemicals – 3.6%
AdvanSix, Inc.	895	42,289
American Vanguard Corp.	2,118	34,714
Ashland Global Holdings, Inc.	2,848	306,616
Avient Corp.	15,625	874,219
Balchem Corp.	4,320	728,352
Cabot Corp.	1,625	91,325
Core Molding Technologies, Inc. (A)	1,000	8,510
Ecovyst, Inc.	5,263	53,893
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Element Solutions, Inc.	8,546	$207,497
Ferro Corp. (A)	2,899	63,285
Flotek Industries, Inc. (A)	1,771	2,001
FutureFuel Corp.	4,276	32,669
GCP Applied Technologies, Inc. (A)	2,486	78,707
Hawkins, Inc.	1,460	57,597
HB Fuller Company	3,615	292,815
Huntsman Corp.	15,185	529,653
Innospec, Inc.	1,794	162,070
Intrepid Potash, Inc. (A)	504	21,536
Koppers Holdings, Inc. (A)	1,200	37,560
Kraton Corp. (A)	2,685	124,369
Kronos Worldwide, Inc.	2,697	40,482
LSB Industries, Inc. (A)	737	8,144
Minerals Technologies, Inc.	2,102	153,761
Olin Corp.	5,264	302,785
Quaker Chemical Corp.	1,802	415,866
Rayonier Advanced Materials, Inc. (A)	4,555	26,009
Sensient Technologies Corp.	949	94,957
Stepan Company	1,433	178,108
The Mosaic Company	8,814	346,302
Trecora Resources (A)	2,774	22,414
Tredegar Corp.	1,654	19,550
Trinseo PLC	940	49,312
Tronox Holdings PLC, Class A	6,229	149,683
Venator Materials PLC (A)	2,700	6,858
Westlake Chemical Corp.	4,606	447,381
		6,011,289
Construction materials – 0.2%
Summit Materials, Inc., Class A (A)	5,182	208,005
United States Lime & Minerals, Inc.	686	88,508
		296,513
Containers and packaging – 0.8%
Berry Global Group, Inc. (A)	4,721	348,315
Graphic Packaging Holding Company	10,944	213,408
Greif, Inc., Class A	1,410	85,122
Greif, Inc., Class B	698	41,726
Packaging Corp. of America	409	55,685
Ranpak Holdings Corp. (A)	1,842	69,222
Silgan Holdings, Inc.	1,982	84,909
Sonoco Products Company	3,466	200,647
TriMas Corp.	1,856	68,672
UFP Technologies, Inc. (A)	300	21,078
Westrock Company	3,785	167,903
		1,356,687
Metals and mining – 2.2%
Alcoa Corp.	10,471	623,862
Allegheny Technologies, Inc. (A)	1,638	26,093
Ampco-Pittsburgh Corp. (A)	1,644	8,220
Arconic Corp. (A)	5,309	175,250
Carpenter Technology Corp.	3,575	104,354
Century Aluminum Company (A)	4,285	70,960
Cleveland-Cliffs, Inc. (A)	2,139	46,566
Coeur Mining, Inc. (A)	7,490	37,750
Commercial Metals Company	5,907	214,365
Ferroglobe PLC (A)	3,057	18,984
Friedman Industries, Inc.	1,511	14,173
Gold Resource Corp.	6,900	10,764
Haynes International, Inc.	458	18,471
Hecla Mining Company	26,017	135,809
Materion Corp.	1,721	158,229
Nexa Resources SA	900	7,074
Olympic Steel, Inc.	1,438	33,793
Reliance Steel & Aluminum Company	3,854	625,196

The accompanying notes are an integral part of the financial statements.	131

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Schnitzer Steel Industries, Inc., Class A	3,077	$159,758
Steel Dynamics, Inc.	10,944	679,294
SunCoke Energy, Inc.	6,433	42,393
Synalloy Corp. (A)	2,209	36,294
TimkenSteel Corp. (A)	2,689	44,369
U.S. Steel Corp.	8,605	204,885
Universal Stainless & Alloy Products, Inc. (A)	1,562	12,324
Warrior Met Coal, Inc.	3,785	97,312
Worthington Industries, Inc.	2,387	130,473
		3,737,015
Paper and forest products – 0.3%
Clearwater Paper Corp. (A)	1,597	58,562
Glatfelter Corp.	4,610	79,292
Louisiana-Pacific Corp.	326	25,542
Mercer International, Inc.	7,458	89,421
Neenah, Inc.	193	8,932
Resolute Forest Products, Inc.	9,682	147,844
Schweitzer-Mauduit International, Inc.	1,971	58,933
Verso Corp., Class A	2,848	76,953
		545,479
		11,946,983
Real estate – 1.7%
Equity real estate investment trusts – 0.8%
Indus Realty Trust, Inc.	256	20,751
Ryman Hospitality Properties, Inc. (A)	5,839	536,954
STAG Industrial, Inc.	16,042	769,374
		1,327,079
Real estate management and development – 0.9%
Cushman & Wakefield PLC (A)	5,399	120,074
Five Point Holdings LLC, Class A (A)	2,659	17,390
Forestar Group, Inc. (A)	2,613	56,833
FRP Holdings, Inc. (A)	931	53,812
Jones Lang LaSalle, Inc. (A)	2,736	736,914
Kennedy-Wilson Holdings, Inc.	2,361	56,381
Marcus & Millichap, Inc. (A)	1,253	64,479
Rafael Holdings, Inc., Class B (A)	500	2,550
RE/MAX Holdings, Inc., Class A	799	24,362
Realogy Holdings Corp. (A)	9,125	153,391
Stratus Properties, Inc. (A)	1,025	37,484
Tejon Ranch Company (A)	1,709	32,608
The Howard Hughes Corp. (A)	1,787	181,881
		1,538,159
		2,865,238
Utilities – 0.8%
Electric utilities – 0.1%
NRG Energy, Inc.	2,766	119,159
Gas utilities – 0.1%
Macquarie Infrastructure Holdings LLC	4,124	15,053
New Jersey Resources Corp.	4,232	173,766
		188,819
Independent power and renewable electricity producers – 0.4%
Brookfield Renewable Corp., Class A	1,875	69,056
Ormat Technologies, Inc.	2,212	175,412
Vistra Corp.	20,677	470,815
		715,283
Multi-utilities – 0.2%
MDU Resources Group, Inc.	10,901	336,187
		1,359,448
TOTAL COMMON STOCKS (Cost $121,003,983)		$166,602,280
Small Cap Opportunities Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	206	$21,263
Industrials – 0.0%
Trading companies and distributors – 0.0%
WESCO International, Inc. (10.625% to 6-22-25, then 5 Year CMT + 10.325%)	1,507	46,190
TOTAL PREFERRED SECURITIES (Cost $63,266)		$67,453
SHORT-TERM INVESTMENTS – 1.0%
Short-term funds – 1.0%
John Hancock Collateral Trust, 0.1697% (D)(E)	80,585	806,089
State Street Institutional Treasury Money Market Fund, Premier Class, 0.0051% (D)	735,198	735,198
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	111,131	111,131
TOTAL SHORT-TERM INVESTMENTS (Cost $1,652,434)		$1,652,418
Total Investments (Small Cap Opportunities Trust) (Cost $122,719,683) – 100.4%		$168,322,151
Other assets and liabilities, net – (0.4%)		(737,187)
TOTAL NET ASSETS – 100.0%		$167,584,964
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Stock Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.7%
Communication services – 4.1%
Diversified telecommunication services – 0.5%
Bandwidth, Inc., Class A (A)	27,601	$1,980,648
Interactive media and services – 1.9%
CarGurus, Inc. (A)	90,780	3,053,839
j2 Global, Inc. (A)	42,551	4,717,204
		7,771,043
Media – 1.7%
Cardlytics, Inc. (A)	23,041	1,522,780
Criteo SA, ADR (A)	137,632	5,349,756
		6,872,536
		16,624,227
Consumer discretionary – 14.9%
Diversified consumer services – 0.9%
Mister Car Wash, Inc. (A)	202,019	3,678,766
Hotels, restaurants and leisure – 2.6%
Boyd Gaming Corp. (A)	55,432	3,634,676
Planet Fitness, Inc., Class A (A)	29,818	2,700,914

The accompanying notes are an integral part of the financial statements.	132

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Wingstop, Inc.	24,417	$4,219,258
		10,554,848
Household durables – 2.5%
Cavco Industries, Inc. (A)	8,801	2,795,638
Skyline Champion Corp. (A)	96,080	7,588,398
		10,384,036
Internet and direct marketing retail – 3.1%
Porch Group, Inc. (A)(B)	36,062	562,207
Porch.com, Inc. (A)	152,839	2,382,760
Revolve Group, Inc. (A)	68,822	3,856,785
Shutterstock, Inc.	51,436	5,703,224
		12,504,976
Specialty retail – 4.4%
Five Below, Inc. (A)	45,033	9,316,877
Floor & Decor Holdings, Inc., Class A (A)	30,137	3,918,111
National Vision Holdings, Inc. (A)	95,800	4,597,442
		17,832,430
Textiles, apparel and luxury goods – 1.4%
Crocs, Inc. (A)	43,596	5,589,879
		60,544,935
Energy – 2.2%
Oil, gas and consumable fuels – 2.2%
Chesapeake Energy Corp.	99,641	6,428,837
Magnolia Oil & Gas Corp., Class A	134,771	2,543,129
		8,971,966
Financials – 4.0%
Banks – 3.4%
Ameris Bancorp	96,276	4,782,992
Synovus Financial Corp.	77,102	3,690,873
Western Alliance Bancorp	50,271	5,411,673
		13,885,538
Mortgage real estate investment trusts – 0.6%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	45,630	2,423,866
		16,309,404
Health care – 23.8%
Biotechnology – 9.2%
ALX Oncology Holdings, Inc. (A)	15,491	332,902
Amicus Therapeutics, Inc. (A)	150,819	1,741,959
Apellis Pharmaceuticals, Inc. (A)	30,865	1,459,297
Arena Pharmaceuticals, Inc. (A)	14,964	1,390,754
Ascendis Pharma A/S, ADR (A)	18,043	2,427,325
BioAtla, Inc. (A)	24,698	484,822
Blueprint Medicines Corp. (A)	30,787	3,297,596
Celldex Therapeutics, Inc. (A)	24,010	927,746
Crinetics Pharmaceuticals, Inc. (A)	30,404	863,778
Fate Therapeutics, Inc. (A)	30,322	1,774,140
ImmunoGen, Inc. (A)	285,460	2,118,113
Intellia Therapeutics, Inc. (A)	19,008	2,247,506
KalVista Pharmaceuticals, Inc. (A)	73,364	970,606
Karuna Therapeutics, Inc. (A)	12,268	1,607,108
Kodiak Sciences, Inc. (A)	13,536	1,147,582
Kymera Therapeutics, Inc. (A)	36,920	2,344,051
Madrigal Pharmaceuticals, Inc. (A)	14,533	1,231,526
Mersana Therapeutics, Inc. (A)	116,713	725,955
Myovant Sciences, Ltd. (A)(B)	81,671	1,271,617
RAPT Therapeutics, Inc. (A)	48,347	1,775,785
REVOLUTION Medicines, Inc. (A)	49,053	1,234,664
Rocket Pharmaceuticals, Inc. (A)	42,315	923,736
Scholar Rock Holding Corp. (A)	49,706	1,234,697
Turning Point Therapeutics, Inc. (A)	29,875	1,425,038
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Veracyte, Inc. (A)	49,693	$2,047,352
Y-mAbs Therapeutics, Inc. (A)	36,971	599,300
		37,604,955
Health care equipment and supplies – 3.2%
Globus Medical, Inc., Class A (A)	51,998	3,754,256
Integra LifeSciences Holdings Corp. (A)	80,379	5,384,589
Tandem Diabetes Care, Inc. (A)	26,889	4,047,332
		13,186,177
Health care providers and services – 4.9%
Accolade, Inc. (A)	103,562	2,729,894
Cross Country Healthcare, Inc. (A)	238,796	6,628,977
LHC Group, Inc. (A)	39,026	5,355,538
R1 RCM, Inc. (A)	208,271	5,308,828
		20,023,237
Health care technology – 3.2%
Health Catalyst, Inc. (A)	77,215	3,059,258
Inspire Medical Systems, Inc. (A)	23,292	5,358,558
Omnicell, Inc. (A)	24,647	4,447,305
		12,865,121
Life sciences tools and services – 2.9%
Medpace Holdings, Inc. (A)	30,896	6,724,205
NanoString Technologies, Inc. (A)	39,366	1,662,426
NeoGenomics, Inc. (A)	104,530	3,566,564
		11,953,195
Pharmaceuticals – 0.4%
Aclaris Therapeutics, Inc. (A)	97,669	1,420,107
		97,052,792
Industrials – 16.9%
Aerospace and defense – 1.2%
Curtiss-Wright Corp.	35,399	4,908,780
Building products – 2.4%
Builders FirstSource, Inc. (A)	82,757	7,093,102
Gibraltar Industries, Inc. (A)	43,028	2,869,107
		9,962,209
Construction and engineering – 1.5%
Fluor Corp. (A)	238,456	5,906,555
Electrical equipment – 1.2%
Acuity Brands, Inc.	23,790	5,036,819
Machinery – 6.9%
Altra Industrial Motion Corp.	133,463	6,882,686
Colfax Corp. (A)	127,915	5,880,253
Helios Technologies, Inc.	28,219	2,967,792
Hydrofarm Holdings Group, Inc. (A)	50,000	1,414,500
Kornit Digital, Ltd. (A)	28,139	4,284,163
The Middleby Corp. (A)	33,482	6,587,918
		28,017,312
Road and rail – 0.7%
Saia, Inc. (A)	8,474	2,855,992
Trading companies and distributors – 3.0%
Applied Industrial Technologies, Inc.	86,272	8,860,134
WESCO International, Inc. (A)	26,379	3,471,213
		12,331,347
		69,019,014
Information technology – 27.3%
Communications equipment – 2.2%
Calix, Inc. (A)	110,466	8,833,966
Electronic equipment, instruments and components – 2.3%
II-VI, Inc. (A)(B)	77,277	5,280,337

The accompanying notes are an integral part of the financial statements.	133

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Novanta, Inc. (A)	22,318	$3,935,333
		9,215,670
IT services – 5.9%
Concentrix Corp.	31,016	5,540,078
LiveRamp Holdings, Inc. (A)	73,441	3,521,496
Payoneer Global, Inc. (A)	47,400	348,390
Payoneer Global, Inc. (A)	198,338	1,457,784
Perficient, Inc. (A)	40,201	5,197,587
Repay Holdings Corp. (A)	153,711	2,808,300
Verra Mobility Corp. (A)	350,078	5,401,704
		24,275,339
Semiconductors and semiconductor equipment – 7.3%
Maxeon Solar Technologies, Ltd. (A)(B)	80,315	1,116,379
MKS Instruments, Inc.	30,963	5,392,826
Synaptics, Inc. (A)	42,315	12,250,616
Tower Semiconductor, Ltd. (A)	275,985	10,951,085
		29,710,906
Software – 9.6%
Digital Turbine, Inc. (A)	88,060	5,370,779
Jamf Holding Corp. (A)(B)	180,976	6,878,898
Manhattan Associates, Inc. (A)	21,353	3,320,178
Mimecast, Ltd. (A)	93,939	7,474,726
New Relic, Inc. (A)	43,995	4,837,690
Rapid7, Inc. (A)	49,145	5,783,875
Varonis Systems, Inc. (A)	114,961	5,607,798
		39,273,944
		111,309,825
Materials – 1.0%
Chemicals – 1.0%
Cabot Corp.	70,377	3,955,187
Real estate – 3.5%
Equity real estate investment trusts – 3.5%
Essential Properties Realty Trust, Inc.	130,785	3,770,532
Independence Realty Trust, Inc.	166,428	4,298,835
Pebblebrook Hotel Trust	94,000	2,102,780
Ryman Hospitality Properties, Inc. (A)	44,794	4,119,256
		14,291,403
TOTAL COMMON STOCKS (Cost $346,892,766)		$398,078,753
EXCHANGE-TRADED FUNDS – 0.3%
iShares Russell 2000 Growth ETF	4,105	1,202,970
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,158,743)		$1,202,970
SHORT-TERM INVESTMENTS – 3.0%
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.1697% (C)(D)	294,096	2,941,841
Small Cap Stock Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 2.3%
Societe Generale SA Tri-Party Repurchase Agreement dated 12-31-21 at 0.045% to be repurchased at $9,300,035 on 1-3-22, collateralized by $6,641,257 Federal Home Loan Mortgage Corp., 3.500% - 4.000% due 11-1-36 to 2-1-48 (valued at $7,278,229), $1,896,557 Federal National Mortgage Association, 2.500% - 4.500% due 11-1-48 to 6-1-50 (valued at $2,107,379) and $98,786 Government National Mortgage Association, 1.875% due 4-20-27 (valued at $100,392)	$9,300,000	$9,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $12,242,305)		$12,241,841
Total Investments (Small Cap Stock Trust) (Cost $360,293,814) – 101.0%		$411,523,564
Other assets and liabilities, net – (1.0%)		(4,243,552)
TOTAL NET ASSETS – 100.0%		$407,280,012
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Small Cap Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 1.2%
Media – 1.2%
WideOpenWest, Inc. (A)	299,165	$6,438,031
Consumer discretionary – 6.5%
Auto components – 1.7%
Gentherm, Inc. (A)	31,539	2,740,739
Visteon Corp. (A)	59,929	6,660,509
		9,401,248
Hotels, restaurants and leisure – 1.0%
Aramark	27,430	1,010,796
Wyndham Hotels & Resorts, Inc.	50,505	4,527,773
		5,538,569
Household durables – 1.3%
Tri Pointe Homes, Inc. (A)	271,825	7,581,199
Specialty retail – 1.1%
Monro, Inc.	102,708	5,984,795
Textiles, apparel and luxury goods – 1.4%
Kontoor Brands, Inc.	150,614	7,718,968
		36,224,779
Consumer staples – 5.3%
Beverages – 0.8%
C&C Group PLC (A)	1,455,006	4,597,434
Food products – 2.2%
Cranswick PLC	121,766	6,133,608
Hostess Brands, Inc. (A)	271,342	5,540,804

The accompanying notes are an integral part of the financial statements.	134

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Post Holdings, Inc. (A)	5,966	$672,547
		12,346,959
Household products – 2.3%
Spectrum Brands Holdings, Inc.	121,444	12,353,284
		29,297,677
Energy – 1.0%
Oil, gas and consumable fuels – 1.0%
Chesapeake Energy Corp.	7,261	468,480
Dorian LPG, Ltd.	421,881	5,353,670
		5,822,150
Financials – 25.3%
Banks – 16.2%
1st Source Corp.	100,081	4,964,018
Atlantic Union Bankshares Corp.	194,866	7,266,553
Banc of California, Inc.	475,528	9,329,859
Cadence Bank	189,087	5,632,902
Eastern Bankshares, Inc.	238,034	4,801,146
First Busey Corp.	232,521	6,305,970
First Citizens BancShares, Inc., Class A	887	736,068
First Midwest Bancorp, Inc.	399,133	8,174,244
Flushing Financial Corp.	292,202	7,100,509
Great Western Bancorp, Inc.	252,814	8,585,563
Hancock Whitney Corp.	169,304	8,468,586
International Bancshares Corp.	190,208	8,062,917
Synovus Financial Corp.	194,035	9,288,455
Webster Financial Corp.	11,651	650,592
		89,367,382
Capital markets – 0.6%
SLR Investment Corp.	185,047	3,410,416
Insurance – 6.6%
Alleghany Corp. (A)	1,661	1,108,867
Argo Group International Holdings, Ltd.	73,053	4,245,110
Assured Guaranty, Ltd.	107,841	5,413,618
Kemper Corp.	134,687	7,918,249
ProAssurance Corp.	221,689	5,608,732
Reinsurance Group of America, Inc.	5,138	562,560
SiriusPoint, Ltd. (A)	543,300	4,417,029
White Mountains Insurance Group, Ltd.	7,408	7,510,971
		36,785,136
Thrifts and mortgage finance – 1.9%
NMI Holdings, Inc., Class A (A)	241,154	5,269,215
Northwest Bancshares, Inc.	354,100	5,014,056
		10,283,271
		139,846,205
Health care – 8.4%
Health care equipment and supplies – 2.9%
Haemonetics Corp. (A)	150,015	7,956,796
ICU Medical, Inc. (A)	11,204	2,659,157
Lantheus Holdings, Inc. (A)	161,658	4,670,300
Natus Medical, Inc. (A)	45,133	1,071,006
		16,357,259
Health care providers and services – 3.8%
Apria, Inc. (A)	126,089	4,110,501
LHC Group, Inc. (A)	16,100	2,209,403
MEDNAX, Inc. (A)	230,417	6,269,647
Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Owens & Minor, Inc.	194,816	$8,474,496
		21,064,047
Health care technology – 1.6%
Allscripts Healthcare Solutions, Inc. (A)	468,925	8,651,666
Life sciences tools and services – 0.1%
Syneos Health, Inc. (A)	5,053	518,842
		46,591,814
Industrials – 19.0%
Aerospace and defense – 1.1%
Hexcel Corp. (A)	116,450	6,032,110
Building products – 2.8%
American Woodmark Corp. (A)	84,046	5,479,799
Tyman PLC	1,866,871	10,115,226
		15,595,025
Commercial services and supplies – 4.0%
ACCO Brands Corp.	718,261	5,932,836
BrightView Holdings, Inc. (A)	316,387	4,454,729
Clean Harbors, Inc. (A)	6,579	656,387
SP Plus Corp. (A)	208,867	5,894,227
UniFirst Corp.	25,426	5,349,630
		22,287,809
Construction and engineering – 0.9%
Primoris Services Corp.	209,276	5,018,438
Electrical equipment – 0.9%
Thermon Group Holdings, Inc. (A)	285,898	4,840,253
Machinery – 1.6%
Albany International Corp., Class A	24,228	2,142,967
Luxfer Holdings PLC	358,120	6,915,297
		9,058,264
Professional services – 5.5%
CBIZ, Inc. (A)	166,056	6,496,111
Huron Consulting Group, Inc. (A)	170,709	8,518,379
ICF International, Inc.	73,564	7,543,988
Science Applications International Corp.	89,786	7,505,212
		30,063,690
Trading companies and distributors – 2.2%
Air Lease Corp.	123,687	5,470,676
GATX Corp.	64,216	6,690,665
		12,161,341
		105,056,930
Information technology – 8.3%
Electronic equipment, instruments and components – 3.0%
Belden, Inc.	130,174	8,556,337
CTS Corp.	212,335	7,796,941
		16,353,278
IT services – 1.8%
ExlService Holdings, Inc. (A)	28,332	4,101,624
WNS Holdings, Ltd., ADR (A)	69,305	6,114,087
		10,215,711
Software – 3.5%
ACI Worldwide, Inc. (A)	150,337	5,216,694
CDK Global, Inc.	197,377	8,238,516
Progress Software Corp.	124,754	6,021,876
		19,477,086
		46,046,075
Materials – 8.3%
Chemicals – 4.4%
Axalta Coating Systems, Ltd. (A)	20,273	671,442
Element Solutions, Inc.	451,870	10,971,404

The accompanying notes are an integral part of the financial statements.	135

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Cap Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
HB Fuller Company	67,673	$5,481,513
Orion Engineered Carbons SA (A)	374,524	6,876,261
		24,000,620
Containers and packaging – 2.5%
Sealed Air Corp.	18,450	1,244,822
TriMas Corp.	342,858	12,685,744
		13,930,566
Paper and forest products – 1.4%
Neenah, Inc.	170,962	7,912,121
		45,843,307
Real estate – 10.1%
Equity real estate investment trusts – 10.1%
Alexander & Baldwin, Inc.	320,168	8,033,015
Brandywine Realty Trust	499,977	6,709,691
Centerspace	46,558	5,163,282
Corporate Office Properties Trust	138,275	3,867,552
LXP Industrial Trust	332,213	5,189,167
Physicians Realty Trust	377,505	7,108,419
Piedmont Office Realty Trust, Inc., Class A	371,726	6,832,324
PotlatchDeltic Corp.	82,137	4,946,290
RPT Realty	577,240	7,723,471
		55,573,211
Utilities – 3.9%
Electric utilities – 1.5%
Portland General Electric Company	159,572	8,444,550
Gas utilities – 2.4%
New Jersey Resources Corp.	146,557	6,017,630
Spire, Inc.	91,888	5,992,935
UGI Corp.	19,488	894,694
		12,905,259
		21,349,809
TOTAL COMMON STOCKS (Cost $427,623,010)		$538,089,988
SHORT-TERM INVESTMENTS – 2.9%
Repurchase agreement – 2.9%
Bank of America Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $15,900,066 on 1-3-22, collateralized by $14,863,600 U.S. Treasury Notes, 2.625% due 2-15-29 (valued at $16,218,072)	$15,900,000	15,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,900,000)		$15,900,000
Total Investments (Small Cap Value Trust) (Cost $443,523,010) – 100.2%		$553,989,988
Other assets and liabilities, net – (0.2%)		(1,241,946)
TOTAL NET ASSETS – 100.0%		$552,748,042
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
Small Company Value Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 98.2%
Communication services – 2.3%
Interactive media and services – 0.1%
NerdWallet, Inc., Class A (A)(B)	15,110	$234,961
Media – 2.2%
Advantage Solutions, Inc. (A)	60,796	487,584
Boston Omaha Corp., Class A (A)	27,321	784,932
Cable One, Inc.	787	1,387,835
Integral Ad Science Holding Corp. (A)	16,353	363,200
Scholastic Corp.	17,953	717,402
		3,740,953
		3,975,914
Consumer discretionary – 9.1%
Auto components – 1.6%
Dorman Products, Inc. (A)	8,721	985,560
LCI Industries	6,515	1,015,493
Visteon Corp. (A)	6,844	760,642
		2,761,695
Distributors – 0.7%
Pool Corp.	2,022	1,144,452
Diversified consumer services – 0.7%
Strategic Education, Inc.	18,846	1,090,053
Hotels, restaurants and leisure – 1.9%
BJ's Restaurants, Inc. (A)	17,418	601,792
Marriott Vacations Worldwide Corp.	6,371	1,076,572
Papa John's International, Inc.	8,818	1,176,938
Red Robin Gourmet Burgers, Inc. (A)	17,693	292,465
Sweetgreen, Inc., Class A (A)(B)	4,154	132,928
		3,280,695
Household durables – 1.6%
Cavco Industries, Inc. (A)	5,517	1,752,475
Meritage Homes Corp. (A)	8,343	1,018,347
		2,770,822
Internet and direct marketing retail – 0.1%
Rent the Runway, Inc., Class A (A)(B)	4,977	40,563
Xometry, Inc., Class A (A)	1,588	81,385
		121,948
Specialty retail – 1.5%
Hibbett, Inc.	8,668	623,489
Lumber Liquidators Holdings, Inc. (A)	36,750	627,323
Monro, Inc.	13,202	769,281
Petco Health & Wellness Company, Inc. (A)	25,770	509,988
		2,530,081
Textiles, apparel and luxury goods – 1.0%
Allbirds, Inc., Class A (A)(B)	21,047	317,389
On Holding AG, Class A (A)(B)	2,640	99,818
Steven Madden, Ltd.	28,552	1,326,811
		1,744,018
		15,443,764
Consumer staples – 3.0%
Beverages – 0.9%
Coca-Cola Consolidated, Inc.	2,449	1,516,396
Food and staples retailing – 0.3%
Grocery Outlet Holding Corp. (A)	17,148	484,945
Food products – 1.8%
Nomad Foods, Ltd. (A)	56,161	1,425,928
Post Holdings, Inc. (A)	8,265	931,713
The Simply Good Foods Company (A)	19,214	798,726
		3,156,367
		5,157,708

The accompanying notes are an integral part of the financial statements.	136

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 6.4%
Energy equipment and services – 2.1%
Cactus, Inc., Class A	34,545	$1,317,201
ChampionX Corp. (A)	73,279	1,480,969
Liberty Oilfield Services, Inc., Class A (A)	78,660	763,002
		3,561,172
Oil, gas and consumable fuels – 4.3%
Devon Energy Corp.	57,207	2,519,968
International Seaways, Inc.	24,882	365,268
Magnolia Oil & Gas Corp., Class A	84,991	1,603,780
Matador Resources Company	55,415	2,045,922
REX American Resources Corp. (A)	8,186	785,856
		7,320,794
		10,881,966
Financials – 25.5%
Banks – 15.0%
BankUnited, Inc.	42,168	1,784,128
Columbia Banking System, Inc.	29,224	956,209
CrossFirst Bankshares, Inc. (A)	39,223	612,271
Eastern Bankshares, Inc.	33,583	677,369
FB Financial Corp.	28,980	1,269,904
Glacier Bancorp, Inc.	21,244	1,204,535
HarborOne Bancorp, Inc.	65,919	978,238
Home BancShares, Inc.	80,398	1,957,691
Independent Bank Corp. (Massachusetts)	15,982	1,303,012
Live Oak Bancshares, Inc.	28,780	2,512,206
National Bank Holdings Corp., Class A	27,092	1,190,422
Origin Bancorp, Inc.	22,504	965,872
Pinnacle Financial Partners, Inc.	24,689	2,357,800
Popular, Inc.	16,204	1,329,376
Southern First Bancshares, Inc. (A)	16,374	1,023,211
Towne Bank	41,217	1,302,045
Webster Financial Corp.	21,258	1,187,047
Western Alliance Bancorp	27,271	2,935,723
		25,547,059
Capital markets – 2.5%
Hercules Capital, Inc.	46,109	764,948
Houlihan Lokey, Inc.	14,832	1,535,409
StepStone Group, Inc., Class A	10,735	446,254
Virtus Investment Partners, Inc.	5,055	1,501,841
		4,248,452
Consumer finance – 1.2%
Green Dot Corp., Class A (A)	16,449	596,112
PRA Group, Inc. (A)	8,424	422,969
PROG Holdings, Inc. (A)	21,994	992,149
		2,011,230
Insurance – 2.3%
BRP Group, Inc., Class A (A)	40,582	1,465,416
James River Group Holdings, Ltd.	21,586	621,893
Palomar Holdings, Inc. (A)	7,268	470,748
ProAssurance Corp.	29,206	738,912
Ryan Specialty Group Holdings, Inc., Class A (A)	17,158	692,322
		3,989,291
Mortgage real estate investment trusts – 1.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	29,643	1,574,636
PennyMac Mortgage Investment Trust	44,125	764,686
		2,339,322
Thrifts and mortgage finance – 3.1%
PCSB Financial Corp.	18,732	356,657
PennyMac Financial Services, Inc.	13,507	942,518
Radian Group, Inc.	52,105	1,100,979
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Walker & Dunlop, Inc.	7,435	$1,121,793
WSFS Financial Corp.	37,218	1,865,366
		5,387,313
		43,522,667
Health care – 9.3%
Biotechnology – 3.6%
Blueprint Medicines Corp. (A)	5,519	591,140
C4 Therapeutics, Inc. (A)	10,356	333,463
Fate Therapeutics, Inc. (A)	8,000	468,080
Insmed, Inc. (A)	20,202	550,302
Ionis Pharmaceuticals, Inc. (A)	5,500	167,365
Karuna Therapeutics, Inc. (A)	3,198	418,938
Kodiak Sciences, Inc. (A)	4,337	367,691
Kymera Therapeutics, Inc. (A)	7,825	496,809
Prothena Corp. PLC (A)	7,900	390,260
Replimune Group, Inc. (A)	14,791	400,836
Turning Point Therapeutics, Inc. (A)	7,500	357,750
Ultragenyx Pharmaceutical, Inc. (A)	6,712	564,412
Xencor, Inc. (A)	13,290	533,195
Zentalis Pharmaceuticals, Inc. (A)	5,700	479,142
		6,119,383
Health care equipment and supplies – 1.8%
Atrion Corp.	1,825	1,286,443
Figs, Inc., Class A (A)(B)	23,833	656,837
Ortho Clinical Diagnostics Holdings PLC (A)	33,362	713,613
Quidel Corp. (A)	2,748	370,953
		3,027,846
Health care providers and services – 3.1%
Agiliti, Inc. (A)	31,885	738,457
Molina Healthcare, Inc. (A)	1,119	355,932
Option Care Health, Inc. (A)	53,336	1,516,876
Select Medical Holdings Corp.	48,551	1,427,399
The Ensign Group, Inc.	10,173	854,125
The Pennant Group, Inc. (A)	18,323	422,895
		5,315,684
Health care technology – 0.3%
Phreesia, Inc. (A)	12,200	508,252
Life sciences tools and services – 0.2%
Pacific Biosciences of California, Inc. (A)	19,600	401,016
Pharmaceuticals – 0.3%
Arvinas, Inc. (A)	6,196	508,939
		15,881,120
Industrials – 14.9%
Aerospace and defense – 1.2%
Parsons Corp. (A)	14,284	480,657
Triumph Group, Inc. (A)	80,352	1,488,923
		1,969,580
Airlines – 0.2%
Allegiant Travel Company (A)	1,872	350,139
Building products – 2.1%
JELD-WEN Holding, Inc. (A)	23,158	610,445
UFP Industries, Inc.	26,967	2,481,234
Zurn Water Solutions Corp.	14,500	527,800
		3,619,479
Commercial services and supplies – 2.0%
ABM Industries, Inc.	8,774	358,418
Aris Water Solution, Inc., Class A (A)	26,581	344,224
Brady Corp., Class A	16,035	864,287
MSA Safety, Inc.	5,029	759,178
Stericycle, Inc. (A)	16,842	1,004,457

The accompanying notes are an integral part of the financial statements.	137

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
UniFirst Corp.	287	$60,385
		3,390,949
Construction and engineering – 0.2%
Ameresco, Inc., Class A (A)	4,692	382,116
Electrical equipment – 0.7%
Regal Rexnord Corp.	4,100	697,738
Shoals Technologies Group, Inc., Class A (A)	17,325	420,998
		1,118,736
Machinery – 4.0%
Alamo Group, Inc.	3,038	447,133
Blue Bird Corp. (A)	23,641	369,745
Chart Industries, Inc. (A)	2,022	322,489
CIRCOR International, Inc. (A)	21,105	573,634
Enerpac Tool Group Corp.	30,545	619,453
ESCO Technologies, Inc.	12,105	1,089,329
Helios Technologies, Inc.	17,768	1,868,661
SPX Corp. (A)	14,695	876,998
The Timken Company	8,987	622,709
		6,790,151
Marine – 0.4%
Matson, Inc.	7,703	693,501
Professional services – 1.1%
FTI Consulting, Inc. (A)	2,935	450,288
Korn Ferry	18,400	1,393,432
		1,843,720
Road and rail – 0.7%
Landstar System, Inc.	6,791	1,215,725
Trading companies and distributors – 2.3%
Beacon Roofing Supply, Inc. (A)	25,767	1,477,737
Herc Holdings, Inc.	500	78,275
McGrath RentCorp	12,158	975,801
Rush Enterprises, Inc., Class A	9,816	546,162
Univar Solutions, Inc. (A)	31,145	882,961
		3,960,936
		25,335,032
Information technology – 8.1%
Communications equipment – 1.1%
Harmonic, Inc. (A)	161,723	1,901,862
Electronic equipment, instruments and components – 3.2%
Belden, Inc.	35,578	2,338,542
Littelfuse, Inc.	8,357	2,629,781
PAR Technology Corp. (A)(B)	7,645	403,427
		5,371,750
IT services – 0.3%
Payoneer Global, Inc. (A)	80,100	588,735
Semiconductors and semiconductor equipment – 2.1%
Entegris, Inc.	7,778	1,077,875
MaxLinear, Inc. (A)	17,176	1,294,899
Onto Innovation, Inc. (A)	6,564	664,474
Semtech Corp. (A)	6,632	589,784
		3,627,032
Software – 1.4%
Ceridian HCM Holding, Inc. (A)	10,666	1,114,170
Clearwater Analytics Holdings, Inc., Class A (A)	10,295	236,579
NCino, Inc. (A)	7,729	424,013
Workiva, Inc. (A)	4,310	562,412
		2,337,174
		13,826,553
Small Company Value Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 4.6%
Chemicals – 1.9%
Element Solutions, Inc.	46,100	$1,119,308
Minerals Technologies, Inc.	2,439	178,413
Orion Engineered Carbons SA (A)	49,540	909,554
Quaker Chemical Corp.	4,143	956,122
		3,163,397
Containers and packaging – 0.4%
Myers Industries, Inc.	32,742	655,167
Metals and mining – 1.7%
Carpenter Technology Corp.	22,443	655,111
Constellium SE (A)	82,001	1,468,638
Reliance Steel & Aluminum Company	5,197	843,057
		2,966,806
Paper and forest products – 0.6%
Clearwater Paper Corp. (A)	26,317	965,044
		7,750,414
Real estate – 10.1%
Equity real estate investment trusts – 8.9%
American Campus Communities, Inc.	15,656	896,932
Apartment Investment and Management Company, Class A (A)	53,851	415,730
EastGroup Properties, Inc.	7,848	1,788,167
Essential Properties Realty Trust, Inc.	24,351	702,039
Healthcare Realty Trust, Inc.	28,846	912,687
JBG SMITH Properties	39,105	1,122,705
NexPoint Residential Trust, Inc.	2,100	176,043
PotlatchDeltic Corp.	22,854	1,376,268
PS Business Parks, Inc.	6,115	1,126,200
Safehold, Inc.	11,552	922,427
Saul Centers, Inc.	24,337	1,290,348
Sunstone Hotel Investors, Inc. (A)	118,177	1,386,216
Terreno Realty Corp.	24,860	2,120,309
Washington Real Estate Investment Trust	34,959	903,690
		15,139,761
Real estate management and development – 1.2%
The St. Joe Company	34,487	1,795,048
Tricon Residential, Inc.	16,307	249,171
		2,044,219
		17,183,980
Utilities – 4.9%
Electric utilities – 1.8%
IDACORP, Inc.	14,821	1,679,368
MGE Energy, Inc.	15,666	1,288,529
		2,967,897
Gas utilities – 1.4%
Chesapeake Utilities Corp.	16,717	2,437,506
Independent power and renewable electricity producers – 0.1%
Sunnova Energy International, Inc. (A)	8,217	229,419
Multi-utilities – 0.8%
NorthWestern Corp.	24,780	1,416,425
Water utilities – 0.8%
California Water Service Group	18,110	1,301,385
		8,352,632
TOTAL COMMON STOCKS (Cost $112,128,066)		$167,311,750
WARRANTS – 0.0%
Advantage Solutions, Inc. (Expiration Date: 10-28-25; Strike Price: $11.50) (A)	4,703	11,616
TOTAL WARRANTS (Cost $6,099)		$11,616

The accompanying notes are an integral part of the financial statements.	138

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Small Company Value Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.3%
Short-term funds – 2.3%
John Hancock Collateral Trust, 0.1697% (C)(D)	174,138	$1,741,904
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	451,734	451,734
T. Rowe Price Government Reserve Fund, 0.0570% (C)	1,687,361	1,687,361
TOTAL SHORT-TERM INVESTMENTS (Cost $3,881,153)		$3,880,999
Total Investments (Small Company Value Trust) (Cost $116,015,318) – 100.5%		$171,204,365
Other assets and liabilities, net – (0.5%)		(804,318)
TOTAL NET ASSETS – 100.0%		$170,400,047
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 7.1%
Diversified telecommunication services – 1.1%
Anterix, Inc. (A)	1,926	$113,172
AT&T, Inc.	884,707	21,763,792
ATN International, Inc.	1,854	74,067
Bandwidth, Inc., Class A (A)	3,793	272,186
BT Group PLC	1,481,653	3,408,541
Cellnex Telecom SA (A)(B)	84,568	4,898,821
Cogent Communications Holdings, Inc.	6,795	497,258
Consolidated Communications Holdings, Inc. (A)	12,127	90,710
Deutsche Telekom AG	553,226	10,222,225
EchoStar Corp., Class A (A)	6,137	161,710
Elisa OYJ	23,609	1,453,746
Globalstar, Inc. (A)(C)	98,707	114,500
HKT Trust & HKT, Ltd.	628,421	844,391
IDT Corp., Class B (A)	3,221	142,239
Infrastrutture Wireless Italiane SpA (B)	55,781	676,403
Iridium Communications, Inc. (A)	54,299	2,242,006
Koninklijke KPN NV	558,088	1,730,422
Liberty Latin America, Ltd., Class A (A)	9,916	115,621
Liberty Latin America, Ltd., Class C (A)	22,094	251,872
Lumen Technologies, Inc.	110,826	1,390,866
Nippon Telegraph & Telephone Corp.	213,616	5,842,026
Ooma, Inc. (A)	3,875	79,205
Orange SA	331,147	3,537,371
Proximus SADP (C)	25,249	493,107
Radius Global Infrastructure, Inc., Class A (A)	9,482	152,660
Singapore Telecommunications, Ltd.	1,111,633	1,913,654
Singapore Telecommunications, Ltd.	258,829	445,582
Spark New Zealand, Ltd.	309,917	958,415
Swisscom AG	4,299	2,425,169
Telecom Italia SpA	1,653,843	813,652
Telefonica Deutschland Holding AG	172,812	479,344
Telefonica SA	842,241	3,652,131
Telenor ASA	116,144	1,825,674
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telesat Corp. (A)	2,115	$60,637
Telia Company AB	441,233	1,725,646
Telstra Corp., Ltd.	690,931	2,099,875
United Internet AG	16,100	638,305
Verizon Communications, Inc.	515,935	26,807,983
		104,414,984
Entertainment – 1.2%
Activision Blizzard, Inc.	96,364	6,411,097
AMC Entertainment Holdings, Inc., Class A (A)(C)	83,398	2,268,426
Bollore SA	146,767	820,952
Capcom Company, Ltd.	29,200	687,699
Cinemark Holdings, Inc. (A)	17,739	285,953
CuriosityStream, Inc. (A)	5,137	30,462
Electronic Arts, Inc.	35,262	4,651,058
IMAX Corp. (A)	8,194	146,181
Koei Tecmo Holdings Company, Ltd.	9,800	384,794
Konami Holdings Corp.	15,509	744,425
Liberty Media Corp.-Liberty Braves, Class A (A)	3,085	88,694
Liberty Media Corp.-Liberty Braves, Class C (A)	4,488	126,113
Lions Gate Entertainment Corp., Class A (A)	9,707	161,524
Lions Gate Entertainment Corp., Class B (A)	19,130	294,411
Live Nation Entertainment, Inc. (A)	16,325	1,953,939
Madison Square Garden Entertainment Corp. (A)	4,270	300,352
Netflix, Inc. (A)	55,087	33,186,612
Nexon Company, Ltd.	81,906	1,583,753
Nintendo Company, Ltd.	18,539	8,673,603
Sea, Ltd., ADR (A)	11,400	2,550,294
Square Enix Holdings Company, Ltd.	14,200	728,453
Take-Two Interactive Software, Inc. (A)	14,438	2,565,921
The Marcus Corp. (A)(C)	3,971	70,922
The Walt Disney Company (A)	226,145	35,027,599
Toho Company, Ltd.	18,608	796,279
Ubisoft Entertainment SA (A)	15,384	750,435
Universal Music Group NV	120,387	3,402,263
World Wrestling Entertainment, Inc., Class A (C)	11,882	586,258
		109,278,472
Interactive media and services – 3.6%
Adevinta ASA (A)	42,634	566,353
Alphabet, Inc., Class A (A)	37,368	108,256,591
Alphabet, Inc., Class C (A)	34,738	100,517,529
Auto Trader Group PLC (B)	159,139	1,593,756
CarGurus, Inc. (A)	15,429	519,032
Cars.com, Inc. (A)	11,223	180,578
Eventbrite, Inc., Class A (A)	12,278	214,128
EverQuote, Inc., Class A (A)	3,567	55,859
FuboTV, Inc. (A)(C)	21,805	338,414
j2 Global, Inc. (A)	19,817	2,196,913
Kakaku.com, Inc.	22,300	596,152
Liberty TripAdvisor Holdings, Inc., Class A (A)	15,390	33,396
Match Group, Inc. (A)	35,499	4,694,743
MediaAlpha, Inc., Class A (A)	3,787	58,471
Meta Platforms, Inc., Class A (A)	293,998	98,886,227
QuinStreet, Inc. (A)	8,453	153,760
REA Group, Ltd.	8,772	1,069,672
Scout24 SE (B)	14,523	1,014,087
SEEK, Ltd.	55,753	1,329,133
TripAdvisor, Inc. (A)	26,319	717,456

The accompanying notes are an integral part of the financial statements.	139

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
TrueCar, Inc. (A)	17,658	$60,037
Twitter, Inc. (A)	98,875	4,273,378
Yelp, Inc. (A)	29,870	1,082,489
Z Holdings Corp.	444,754	2,566,226
		330,974,380
Media – 0.8%
Advantage Solutions, Inc. (A)	13,047	104,637
AMC Networks, Inc., Class A (A)	4,681	161,214
Audacy, Inc. (A)	22,099	56,794
Boston Omaha Corp., Class A (A)	3,085	88,632
Cable One, Inc.	1,317	2,322,464
Cardlytics, Inc. (A)	5,243	346,510
Charter Communications, Inc., Class A (A)	15,381	10,027,951
Clear Channel Outdoor Holdings, Inc. (A)	61,030	202,009
Comcast Corp., Class A	567,537	28,564,137
comScore, Inc. (A)	14,824	49,512
CyberAgent, Inc.	67,200	1,120,212
Daily Journal Corp. (A)	217	77,410
Dentsu Group, Inc.	35,865	1,276,551
Discovery, Inc., Series A (A)(C)	20,950	493,163
Discovery, Inc., Series C (A)	37,637	861,887
DISH Network Corp., Class A (A)	30,844	1,000,579
Embracer Group AB (A)	78,689	834,811
Entravision Communications Corp., Class A	10,666	72,315
Fox Corp., Class A	40,074	1,478,731
Fox Corp., Class B	18,376	629,746
Gannett Company, Inc. (A)	24,017	128,011
Gray Television, Inc.	13,764	277,482
Hakuhodo DY Holdings, Inc.	38,773	645,181
iHeartMedia, Inc., Class A (A)	18,296	384,948
Informa PLC (A)	249,490	1,746,823
Integral Ad Science Holding Corp. (A)	2,963	65,808
John Wiley & Sons, Inc., Class A	18,508	1,059,953
National CineMedia, Inc.	9,598	26,970
News Corp., Class A	48,475	1,081,477
News Corp., Class B	15,088	339,480
Omnicom Group, Inc.	26,567	1,946,564
Pearson PLC	125,581	1,041,787
Publicis Groupe SA	37,843	2,549,636
Schibsted ASA, B Shares	16,158	543,506
Schibsted ASA, Class A	12,138	467,977
Scholastic Corp.	4,241	169,470
Sinclair Broadcast Group, Inc., Class A	7,767	205,282
Stagwell, Inc. (A)	10,213	88,547
TechTarget, Inc. (A)	4,126	394,693
TEGNA, Inc.	94,390	1,751,878
The EW Scripps Company, Class A (A)	9,703	187,753
The Interpublic Group of Companies, Inc.	48,773	1,826,549
The New York Times Company, Class A	44,398	2,144,423
ViacomCBS, Inc., Class B	75,066	2,265,492
Vivendi SE	128,771	1,741,873
WideOpenWest, Inc. (A)	8,624	185,588
WPP PLC	197,941	3,014,191
		76,050,607
Wireless telecommunication services – 0.4%
Gogo, Inc. (A)(C)	9,868	133,514
KDDI Corp.	267,743	7,829,796
Shenandoah Telecommunications Company	7,934	202,317
SoftBank Corp.	476,800	6,022,255
SoftBank Group Corp.	200,174	9,596,368
Tele2 AB, B Shares	83,133	1,185,947
Telephone & Data Systems, Inc.	16,175	325,926
T-Mobile US, Inc. (A)	72,678	8,429,194
United States Cellular Corp. (A)	2,466	77,728
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	4,590,283	$6,914,049
		40,717,094
		661,435,537
Consumer discretionary – 12.2%
Auto components – 0.5%
Adient PLC (A)	40,352	1,932,054
Aisin Corp.	24,458	938,393
American Axle & Manufacturing Holdings, Inc. (A)	18,549	173,062
Aptiv PLC (A)	33,518	5,528,794
BorgWarner, Inc.	29,712	1,339,120
Bridgestone Corp.	94,806	4,070,273
Cie Generale des Etablissements Michelin SCA	28,123	4,606,103
Continental AG (A)	18,259	1,918,390
Cooper-Standard Holdings, Inc. (A)	3,251	72,855
Dana, Inc.	61,796	1,410,185
Denso Corp.	71,895	5,957,998
Dorman Products, Inc. (A)	4,199	474,529
Faurecia SE	19,475	926,543
Fox Factory Holding Corp. (A)	17,997	3,061,290
Gentex Corp.	62,845	2,190,148
Gentherm, Inc. (A)	5,347	464,654
Koito Manufacturing Company, Ltd.	17,366	919,774
LCI Industries	3,970	618,804
Lear Corp.	15,841	2,898,111
Modine Manufacturing Company (A)	9,277	93,605
Motorcar Parts of America, Inc. (A)	3,659	62,459
Patrick Industries, Inc.	3,678	296,778
Standard Motor Products, Inc.	3,273	171,472
Stanley Electric Company, Ltd.	21,567	541,484
Stoneridge, Inc. (A)	4,706	92,896
Sumitomo Electric Industries, Ltd.	125,143	1,633,239
Tenneco, Inc., Class A (A)	11,453	129,419
The Goodyear Tire & Rubber Company (A)	119,305	2,543,583
Valeo	38,115	1,149,410
Visteon Corp. (A)	11,926	1,325,456
XPEL, Inc. (A)	2,867	195,759
		47,736,640
Automobiles – 2.3%
Arcimoto, Inc. (A)(C)	5,013	39,001
Bayerische Motoren Werke AG	54,957	5,498,020
Canoo, Inc. (A)(C)	17,503	135,123
Daimler AG	142,060	10,853,972
Ferrari NV	20,922	5,385,447
Fisker, Inc. (A)(C)	26,442	415,933
Ford Motor Company	486,205	10,098,478
General Motors Company (A)	179,880	10,546,364
Harley-Davidson, Inc.	40,886	1,540,993
Honda Motor Company, Ltd.	270,573	7,698,000
Isuzu Motors, Ltd.	96,746	1,204,147
Lordstown Motors Corp., Class A (A)(C)	24,973	86,157
Mazda Motor Corp. (A)	94,400	724,321
Nissan Motor Company, Ltd. (A)	385,276	1,855,699
Renault SA (A)	31,905	1,106,795
Stellantis NV	337,864	6,378,391
Subaru Corp.	102,127	1,824,786
Suzuki Motor Corp.	61,143	2,357,847
Tesla, Inc. (A)	101,056	106,793,901
Thor Industries, Inc.	14,755	1,531,126
Toyota Motor Corp.	1,760,200	32,533,047
Volkswagen AG	5,388	1,575,094
Winnebago Industries, Inc.	5,164	386,887

The accompanying notes are an integral part of the financial statements.	140

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Workhorse Group, Inc. (A)(C)	20,991	$91,521
Yamaha Motor Company, Ltd.	49,413	1,186,856
		211,847,906
Distributors – 0.1%
Funko, Inc., Class A (A)	4,654	87,495
Genuine Parts Company	17,745	2,487,849
LKQ Corp.	33,500	2,011,005
Pool Corp.	4,969	2,812,454
		7,398,803
Diversified consumer services – 0.1%
2U, Inc. (A)	11,763	236,083
Adtalem Global Education, Inc. (A)	7,966	235,475
American Public Education, Inc. (A)	3,443	76,607
Carriage Services, Inc.	2,587	166,706
Coursera, Inc. (A)	11,076	270,697
European Wax Center, Inc., Class A (A)	1,989	60,366
Graham Holdings Company, Class B	1,647	1,037,330
Grand Canyon Education, Inc. (A)	10,648	912,640
H&R Block, Inc.	46,666	1,099,451
Houghton Mifflin Harcourt Company (A)	20,875	336,088
IDP Education, Ltd.	34,649	872,887
Laureate Education, Inc., Class A	16,745	204,959
OneSpaWorld Holdings, Ltd. (A)	9,100	91,182
Perdoceo Education Corp. (A)	11,842	139,262
PowerSchool Holdings, Inc., Class A (A)	8,240	135,713
Service Corp. International	43,818	3,110,640
Strategic Education, Inc.	4,086	236,334
Stride, Inc. (A)	6,538	217,912
Vivint Smart Home, Inc. (A)	15,705	153,595
WW International, Inc. (A)	8,884	143,299
		9,737,226
Hotels, restaurants and leisure – 1.8%
Accel Entertainment, Inc. (A)	9,460	123,169
Accor SA (A)	28,250	915,679
Aristocrat Leisure, Ltd.	100,029	3,173,176
Bally's Corp. (A)	5,291	201,375
BJ's Restaurants, Inc. (A)	3,858	133,294
Bloomin' Brands, Inc. (A)	14,484	303,874
Bluegreen Vacations Holding Corp. (A)	2,471	86,732
Booking Holdings, Inc. (A)	5,088	12,207,282
Boyd Gaming Corp. (A)	21,791	1,428,836
Brinker International, Inc. (A)	7,431	271,900
Caesars Entertainment, Inc. (A)	26,446	2,473,494
Carnival Corp. (A)	98,945	1,990,773
Century Casinos, Inc. (A)	4,903	59,719
Chipotle Mexican Grill, Inc. (A)	3,481	6,085,658
Choice Hotels International, Inc.	8,721	1,360,389
Churchill Downs, Inc.	9,147	2,203,512
Chuy's Holdings, Inc. (A)	3,608	108,673
Compass Group PLC (A)	296,119	6,666,730
Cracker Barrel Old Country Store, Inc.	10,119	1,301,708
Crown Resorts, Ltd. (A)	61,819	538,127
Darden Restaurants, Inc.	16,148	2,432,535
Dave & Buster's Entertainment, Inc. (A)	7,070	271,488
Del Taco Restaurants, Inc.	6,235	77,626
Denny's Corp. (A)	10,510	168,160
Dine Brands Global, Inc.	2,622	198,774
Domino's Pizza Enterprises, Ltd.	10,054	862,950
Domino's Pizza, Inc.	4,566	2,576,731
El Pollo Loco Holdings, Inc. (A)	3,782	53,667
Entain PLC (A)	97,199	2,221,646
Esports Technologies, Inc. (A)	1,495	30,737
Everi Holdings, Inc. (A)	13,917	297,128
Evolution AB (B)	28,564	4,037,263
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Expedia Group, Inc. (A)	18,003	$3,253,502
F45 Training Holdings, Inc. (A)(C)	4,018	43,756
Flutter Entertainment PLC (A)	27,655	4,378,164
Full House Resorts, Inc. (A)	5,750	69,633
Galaxy Entertainment Group, Ltd. (A)	361,153	1,873,518
GAN, Ltd. (A)	7,366	67,694
Genting Singapore, Ltd.	1,003,721	577,349
Golden Entertainment, Inc. (A)	2,877	145,375
Golden Nugget Online Gaming, Inc. (A)	6,976	69,411
Hilton Grand Vacations, Inc. (A)	13,994	729,227
Hilton Worldwide Holdings, Inc. (A)	34,531	5,386,491
InterContinental Hotels Group PLC (A)	30,411	1,966,042
International Game Technology PLC	16,300	471,233
Jack in the Box, Inc.	9,321	815,401
Krispy Kreme, Inc.	3,746	70,874
Kura Sushi USA, Inc., Class A (A)	574	46,402
La Francaise des Jeux SAEM (B)	15,852	702,524
Las Vegas Sands Corp. (A)	42,599	1,603,426
Life Time Group Holdings, Inc. (A)	5,617	96,669
Lindblad Expeditions Holdings, Inc. (A)	5,569	86,876
Marriott International, Inc., Class A (A)	33,895	5,600,810
Marriott Vacations Worldwide Corp.	11,318	1,912,516
McDonald's Corp.	93,097	24,956,513
McDonald's Holdings Company Japan, Ltd. (C)	13,261	586,879
Melco Resorts & Entertainment, Ltd., ADR (A)	35,800	364,444
MGM Resorts International	49,558	2,224,163
Monarch Casino & Resort, Inc. (A)	2,218	164,021
NeoGames SA (A)	1,518	42,170
Noodles & Company (A)	7,500	68,025
Norwegian Cruise Line Holdings, Ltd. (A)	45,849	950,908
ONE Group Hospitality, Inc. (A)	4,021	50,705
Oriental Land Company, Ltd.	33,200	5,598,419
Papa John's International, Inc.	13,965	1,863,909
Penn National Gaming, Inc. (A)	20,577	1,066,917
PlayAGS, Inc. (A)	4,132	28,056
Portillo's, Inc., Class A (A)(C)	3,350	125,759
RCI Hospitality Holdings, Inc.	1,490	116,041
Red Robin Gourmet Burgers, Inc. (A)	3,051	50,433
Red Rock Resorts, Inc., Class A	9,710	534,147
Royal Caribbean Cruises, Ltd. (A)	27,772	2,135,667
Rush Street Interactive, Inc. (A)	8,776	144,804
Ruth's Hospitality Group, Inc. (A)	5,793	115,281
Sands China, Ltd. (A)	403,082	935,471
Scientific Games Corp. (A)	41,251	2,756,804
SeaWorld Entertainment, Inc. (A)	8,331	540,349
Shake Shack, Inc., Class A (A)	6,111	440,970
Six Flags Entertainment Corp. (A)	20,562	875,530
Sodexo SA	14,685	1,287,404
Starbucks Corp.	146,100	17,089,317
Tabcorp Holdings, Ltd.	368,753	1,347,169
Texas Roadhouse, Inc.	29,844	2,664,472
The Cheesecake Factory, Inc. (A)	7,564	296,131
The Wendy's Company	46,899	1,118,541
Travel + Leisure Company	22,930	1,267,341
Whitbread PLC (A)	33,527	1,363,799
Wingstop, Inc.	12,768	2,206,310
Wyndham Hotels & Resorts, Inc.	24,758	2,219,555
Wynn Resorts, Ltd. (A)	13,043	1,109,177
Yum! Brands, Inc.	36,633	5,086,858
		168,622,157
Household durables – 0.9%
Barratt Developments PLC	169,191	1,718,047
Beazer Homes USA, Inc. (A)	4,956	115,078

The accompanying notes are an integral part of the financial statements.	141

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Casper Sleep, Inc. (A)	4,955	$33,099
Cavco Industries, Inc. (A)	1,491	473,616
Century Communities, Inc.	4,825	394,637
D.R. Horton, Inc.	40,388	4,380,079
Electrolux AB, Series B	37,437	906,712
Ethan Allen Interiors, Inc.	3,788	99,587
Garmin, Ltd.	18,826	2,563,536
GoPro, Inc., Class A (A)	21,115	217,696
Green Brick Partners, Inc. (A)	5,094	154,501
Hamilton Beach Brands Holding Company, Class B	853	12,249
Helen of Troy, Ltd. (A)	10,279	2,512,907
Hooker Furnishings Corp.	2,360	54,941
Hovnanian Enterprises, Inc., Class A (A)	882	112,270
Iida Group Holdings Company, Ltd.	24,400	567,482
Installed Building Products, Inc.	3,847	537,503
iRobot Corp. (A)	4,426	291,585
KB Home	35,482	1,587,110
La-Z-Boy, Inc.	7,198	261,359
Leggett & Platt, Inc.	35,439	1,458,669
Lennar Corp., A Shares	34,037	3,953,738
LGI Homes, Inc. (A)	3,498	540,371
Lifetime Brands, Inc.	2,079	33,202
M/I Homes, Inc. (A)	4,595	285,717
MDC Holdings, Inc.	9,114	508,835
Meritage Homes Corp. (A)	5,921	722,717
Mohawk Industries, Inc. (A)	6,928	1,262,143
Newell Brands, Inc.	46,912	1,024,558
NVR, Inc. (A)	417	2,463,999
Open House Company, Ltd.	13,600	710,689
Panasonic Corp.	366,609	4,030,055
Persimmon PLC	52,966	2,052,910
PulteGroup, Inc.	32,157	1,838,094
Purple Innovation, Inc. (A)	9,801	130,059
Rinnai Corp.	5,978	539,492
SEB SA	4,593	715,731
Sekisui Chemical Company, Ltd.	62,644	1,047,667
Sekisui House, Ltd.	102,326	2,201,619
Sharp Corp.	35,500	407,702
Skyline Champion Corp. (A)	8,543	674,726
Snap One Holdings Corp. (A)	1,746	36,806
Sonos, Inc. (A)	19,498	581,040
Sony Group Corp.	209,300	26,430,022
Taylor Morrison Home Corp. (A)	51,878	1,813,655
Taylor Wimpey PLC	605,269	1,443,039
Tempur Sealy International, Inc.	51,151	2,405,632
The Berkeley Group Holdings PLC	18,654	1,207,942
The Lovesac Company (A)	2,115	140,140
Toll Brothers, Inc.	30,401	2,200,728
TopBuild Corp. (A)	8,748	2,413,661
Traeger, Inc. (A)	3,966	48,227
Tri Pointe Homes, Inc. (A)	47,403	1,322,070
Tupperware Brands Corp. (A)	8,202	125,409
Universal Electronics, Inc. (A)	2,238	91,199
Vuzix Corp. (A)(C)	10,114	87,688
Weber, Inc., Class A (C)	3,473	44,906
Whirlpool Corp.	7,769	1,823,074
		85,811,925
Internet and direct marketing retail – 2.3%
1-800-Flowers.com, Inc., Class A (A)	4,241	99,112
Amazon.com, Inc. (A)	54,186	180,674,548
CarParts.com, Inc. (A)	8,508	95,290
Delivery Hero SE (A)(B)	26,889	2,976,358
eBay, Inc.	77,869	5,178,289
Etsy, Inc. (A)	15,684	3,433,855
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Fiverr International, Ltd. (A)	4,900	$557,130
Groupon, Inc. (A)(C)	4,004	92,733
Just Eat Takeaway.com NV (A)(B)	29,927	1,625,960
Lands' End, Inc. (A)	2,523	49,526
Liquidity Services, Inc. (A)	4,573	100,972
Magnite, Inc. (A)	21,229	371,508
Mercari, Inc. (A)	17,100	870,004
Overstock.com, Inc. (A)	7,016	414,014
PetMed Express, Inc. (C)	3,242	81,893
Porch Group, Inc. (A)(C)	12,653	197,260
Prosus NV (A)	154,886	12,828,433
Quotient Technology, Inc. (A)	15,233	113,029
Rakuten Group, Inc.	144,105	1,445,843
Revolve Group, Inc. (A)	5,863	328,563
Shutterstock, Inc.	3,793	420,568
Stitch Fix, Inc., Class A (A)	12,967	245,336
The RealReal, Inc. (A)	12,937	150,199
Xometry, Inc., Class A (A)	1,440	73,800
Zalando SE (A)(B)	36,898	2,972,373
ZOZO, Inc.	20,700	645,429
		216,042,025
Leisure products – 0.2%
Acushnet Holdings Corp.	5,521	293,055
American Outdoor Brands, Inc. (A)	2,388	47,593
AMMO, Inc. (A)(C)	14,868	81,031
Bandai Namco Holdings, Inc.	33,193	2,595,307
Brunswick Corp.	20,485	2,063,454
Callaway Golf Company (A)	50,076	1,374,085
Clarus Corp.	4,206	116,590
Escalade, Inc.	2,536	40,043
Genius Brands International, Inc. (A)(C)	52,409	55,029
Hasbro, Inc.	16,037	1,632,246
Johnson Outdoors, Inc., Class A	909	85,164
Latham Group, Inc. (A)	4,663	116,715
Malibu Boats, Inc., Class A (A)	3,380	232,307
MasterCraft Boat Holdings, Inc. (A)	3,430	97,172
Mattel, Inc. (A)	93,088	2,006,977
Nautilus, Inc. (A)	5,666	34,733
Polaris, Inc.	15,156	1,665,796
Shimano, Inc.	12,281	3,270,667
Smith & Wesson Brands, Inc.	7,834	139,445
Sturm Ruger & Company, Inc.	2,769	188,347
Vista Outdoor, Inc. (A)	9,240	425,687
Yamaha Corp.	22,273	1,098,848
YETI Holdings, Inc. (A)	23,287	1,928,862
		19,589,153
Multiline retail – 0.5%
Big Lots, Inc.	5,273	237,549
Dillard's, Inc., Class A (C)	950	232,769
Dollar General Corp.	29,268	6,902,272
Dollar Tree, Inc. (A)	27,680	3,889,594
Franchise Group, Inc.	4,734	246,925
Kohl's Corp.	39,998	1,975,501
Macy's, Inc.	133,087	3,484,218
Next PLC	22,067	2,440,677
Nordstrom, Inc. (A)	29,559	668,625
Ollie's Bargain Outlet Holdings, Inc. (A)	16,080	823,135
Pan Pacific International Holdings Corp.	68,400	942,814
Ryohin Keikaku Company, Ltd.	41,960	639,807
Target Corp.	60,583	14,021,330

The accompanying notes are an integral part of the financial statements.	142

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Wesfarmers, Ltd.	188,199	$8,120,115
		44,625,331
Specialty retail – 1.9%
Abercrombie & Fitch Company, Class A (A)	9,547	332,522
Academy Sports & Outdoors, Inc. (A)	12,525	549,848
Advance Auto Parts, Inc.	8,108	1,944,947
American Eagle Outfitters, Inc.	65,539	1,659,447
America's Car-Mart, Inc. (A)	1,009	103,322
Arko Corp. (A)	17,503	153,501
Asbury Automotive Group, Inc. (A)	3,605	622,692
AutoNation, Inc. (A)	10,622	1,241,181
AutoZone, Inc. (A)	2,597	5,444,325
Barnes & Noble Education, Inc. (A)	7,147	48,671
Bath & Body Works, Inc.	32,805	2,289,461
Bed Bath & Beyond, Inc. (A)	16,730	243,923
Best Buy Company, Inc.	27,932	2,837,891
Big 5 Sporting Goods Corp. (C)	3,607	68,569
Boot Barn Holdings, Inc. (A)	4,753	584,857
Caleres, Inc.	6,204	140,707
Camping World Holdings, Inc., Class A	6,860	277,144
CarLotz, Inc. (A)(C)	13,757	31,228
CarMax, Inc. (A)	20,189	2,629,213
Chico's FAS, Inc. (A)	20,603	110,844
Chow Tai Fook Jewellery Group, Ltd. (A)	332,000	598,224
Citi Trends, Inc. (A)	1,462	138,525
Conn's, Inc. (A)	3,197	75,193
Designer Brands, Inc., Class A (A)	10,199	144,928
Dick's Sporting Goods, Inc. (C)	17,242	1,982,658
Fast Retailing Company, Ltd.	9,646	5,483,216
Five Below, Inc. (A)	14,885	3,079,558
Foot Locker, Inc.	23,997	1,046,989
GameStop Corp., Class A (A)(C)	16,463	2,442,945
Genesco, Inc. (A)	2,394	153,623
Group 1 Automotive, Inc.	2,825	551,497
GrowGeneration Corp. (A)	9,208	120,164
Guess?, Inc.	6,550	155,104
Haverty Furniture Companies, Inc.	2,778	84,923
Hennes & Mauritz AB, B Shares	121,223	2,378,650
Hibbett, Inc.	2,471	177,739
Hikari Tsushin, Inc.	3,500	539,026
Industria de Diseno Textil SA	181,058	5,839,126
JD Sports Fashion PLC	428,564	1,263,622
Kingfisher PLC	350,478	1,612,109
Lithia Motors, Inc.	8,046	2,389,260
Lowe's Companies, Inc.	85,942	22,214,288
Lumber Liquidators Holdings, Inc. (A)	5,035	85,947
MarineMax, Inc. (A)	3,376	199,319
Monro, Inc.	5,440	316,989
Murphy USA, Inc.	10,157	2,023,681
National Vision Holdings, Inc. (A)	13,247	635,724
Nitori Holdings Company, Ltd.	13,311	1,990,946
OneWater Marine, Inc., Class A	1,744	106,332
O'Reilly Automotive, Inc. (A)	8,328	5,881,483
Party City Holdco, Inc. (A)	19,063	106,181
Rent-A-Center, Inc.	10,671	512,635
RH (A)	4,609	2,470,147
Ross Stores, Inc.	44,250	5,056,890
Sally Beauty Holdings, Inc. (A)	18,191	335,806
Shift Technologies, Inc. (A)(C)	11,775	40,153
Shoe Carnival, Inc.	3,009	117,592
Signet Jewelers, Ltd.	8,508	740,451
Sleep Number Corp. (A)	3,640	278,824
Sonic Automotive, Inc., Class A	3,559	175,993
Sportsman's Warehouse Holdings, Inc. (A)	7,152	84,394
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
The Aaron's Company, Inc.	5,400	$133,110
The Buckle, Inc.	4,817	203,807
The Cato Corp., Class A	3,648	62,600
The Children's Place, Inc. (A)	2,349	186,252
The Container Store Group, Inc. (A)	5,591	55,798
The Gap, Inc.	26,669	470,708
The Home Depot, Inc.	131,030	54,378,760
The ODP Corp. (A)	7,531	295,818
The TJX Companies, Inc.	149,494	11,349,584
Tilly's, Inc., Class A	4,041	65,101
Tractor Supply Company	14,167	3,380,246
TravelCenters of America, Inc. (A)	2,077	107,215
Ulta Beauty, Inc. (A)	6,785	2,797,727
Urban Outfitters, Inc. (A)	28,694	842,456
USS Company, Ltd.	36,348	567,891
Victoria's Secret & Company (A)	19,251	1,069,201
Williams-Sonoma, Inc.	19,760	3,342,009
Winmark Corp.	593	147,236
Zumiez, Inc. (A)	3,600	172,764
		174,573,430
Textiles, apparel and luxury goods – 1.6%
adidas AG	31,602	9,099,646
Burberry Group PLC	67,202	1,658,696
Capri Holdings, Ltd. (A)	39,978	2,594,972
Carter's, Inc.	11,230	1,136,701
Cie Financiere Richemont SA, A Shares	86,643	12,947,481
Columbia Sportswear Company	9,184	894,889
Crocs, Inc. (A)	25,059	3,213,065
Deckers Outdoor Corp. (A)	7,293	2,671,499
EssilorLuxottica SA	47,660	10,145,708
Fossil Group, Inc. (A)	8,688	89,400
G-III Apparel Group, Ltd. (A)	7,450	205,918
Hanesbrands, Inc.	92,786	1,551,382
Hermes International	5,257	9,185,941
Kering SA	12,451	9,990,079
Kontoor Brands, Inc.	8,498	435,523
LVMH Moet Hennessy Louis Vuitton SE	46,080	38,082,061
Moncler SpA	34,070	2,462,179
Movado Group, Inc.	2,645	110,640
NIKE, Inc., Class B	158,366	26,394,861
Oxford Industries, Inc.	2,644	268,419
Pandora A/S	16,598	2,064,640
PLBY Group, Inc. (A)	4,383	116,763
Puma SE	17,524	2,140,105
PVH Corp.	8,842	942,999
Ralph Lauren Corp.	6,025	716,132
Rocky Brands, Inc.	1,293	51,461
Skechers USA, Inc., Class A (A)	35,845	1,555,673
Steven Madden, Ltd.	13,141	610,662
Superior Group of Companies, Inc.	1,439	31,572
Tapestry, Inc.	34,553	1,402,852
The Swatch Group AG	8,731	510,472
The Swatch Group AG, Bearer Shares	4,803	1,462,686
Under Armour, Inc., Class A (A)	23,374	495,295
Under Armour, Inc., Class C (A)	25,823	465,847
Vera Bradley, Inc. (A)	5,161	43,920
VF Corp.	40,381	2,956,697
Wolverine World Wide, Inc.	13,377	385,391
		149,092,227
		1,135,076,823
Consumer staples – 6.8%
Beverages – 1.4%
Anheuser-Busch InBev SA/NV	126,472	7,624,991
Asahi Group Holdings, Ltd.	75,781	2,950,062

The accompanying notes are an integral part of the financial statements.	143

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Brown-Forman Corp., Class B	22,640	$1,649,550
Budweiser Brewing Company APAC, Ltd. (B)	285,800	751,355
Carlsberg A/S, Class B	16,665	2,877,174
Celsius Holdings, Inc. (A)	8,795	655,843
Coca-Cola Consolidated, Inc.	761	471,204
Coca-Cola Europacific Partners PLC	34,058	1,904,864
Coca-Cola HBC AG (A)	33,325	1,153,889
Constellation Brands, Inc., Class A	20,231	5,077,374
Davide Campari-Milano NV	86,762	1,266,054
Diageo PLC	387,398	21,181,388
Heineken Holding NV	19,123	1,763,233
Heineken NV	43,023	4,841,795
Ito En, Ltd.	8,900	467,626
Kirin Holdings Company, Ltd. (C)	136,492	2,198,459
MGP Ingredients, Inc.	2,366	201,086
Molson Coors Beverage Company, Class B	23,343	1,081,948
Monster Beverage Corp. (A)	46,529	4,468,645
National Beverage Corp. (C)	3,840	174,067
PepsiCo, Inc.	172,121	29,899,139
Pernod Ricard SA	34,774	8,365,847
Primo Water Corp.	25,390	447,626
Remy Cointreau SA	3,774	917,343
Suntory Beverage & Food, Ltd.	23,059	835,035
The Boston Beer Company, Inc., Class A (A)	2,494	1,259,719
The Coca-Cola Company	483,938	28,653,969
The Duckhorn Portfolio, Inc. (A)	4,702	109,745
Treasury Wine Estates, Ltd.	119,815	1,080,292
		134,329,322
Food and staples retailing – 1.4%
Aeon Company, Ltd.	108,578	2,558,769
BJ's Wholesale Club Holdings, Inc. (A)	58,408	3,911,584
Carrefour SA	104,656	1,918,709
Casey's General Stores, Inc.	9,858	1,945,476
Coles Group, Ltd.	221,410	2,888,976
Cosmos Pharmaceutical Corp.	3,300	485,142
Costco Wholesale Corp.	54,776	31,096,335
Endeavour Group, Ltd.	222,630	1,092,524
Etablissements Franz Colruyt NV	9,040	383,589
Grocery Outlet Holding Corp. (A)	23,216	656,548
HelloFresh SE (A)	27,416	2,101,109
HF Foods Group, Inc. (A)	6,434	54,432
ICA Gruppen AB	16,694	986,898
Ingles Markets, Inc., Class A	2,277	196,596
J Sainsbury PLC	290,261	1,084,985
Jeronimo Martins SGPS SA	47,003	1,074,757
Kesko OYJ, B Shares	45,335	1,511,051
Kobe Bussan Company, Ltd.	22,700	878,887
Koninklijke Ahold Delhaize NV	173,574	5,956,424
Lawson, Inc.	8,289	393,308
Ocado Group PLC (A)	80,993	1,842,699
Performance Food Group Company (A)	65,600	3,010,384
PriceSmart, Inc.	3,834	280,534
Rite Aid Corp. (A)(C)	9,310	136,764
Seven & i Holdings Company, Ltd.	125,029	5,499,775
SpartanNash Company	5,997	154,483
Sprouts Farmers Market, Inc. (A)	48,136	1,428,676
Sysco Corp.	63,389	4,979,206
Tesco PLC	1,283,334	5,052,580
The Andersons, Inc.	5,240	202,840
The Chefs' Warehouse, Inc. (A)	5,176	172,361
The Kroger Company	84,256	3,813,427
Tsuruha Holdings, Inc.	6,598	633,532
United Natural Foods, Inc. (A)	9,074	445,352
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Village Super Market, Inc., Class A	1,739	$40,675
Walgreens Boots Alliance, Inc.	88,959	4,640,101
Walmart, Inc.	177,077	25,621,271
Weis Markets, Inc.	2,684	176,822
Welcia Holdings Company, Ltd.	15,700	490,358
Woolworths Group, Ltd.	210,409	5,816,447
		125,614,386
Food products – 1.7%
Ajinomoto Company, Inc.	77,496	2,359,142
AppHarvest, Inc. (A)(C)	12,415	48,294
Archer-Daniels-Midland Company	69,310	4,684,663
Associated British Foods PLC	59,132	1,618,676
B&G Foods, Inc. (C)	10,339	317,717
Barry Callebaut AG	592	1,437,169
Calavo Growers, Inc.	3,014	127,794
Cal-Maine Foods, Inc.	5,603	207,255
Campbell Soup Company	25,159	1,093,410
Chocoladefabriken Lindt & Spruengli AG	18	2,412,984
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	176	2,437,325
Conagra Brands, Inc.	59,517	2,032,506
Danone SA	108,430	6,739,950
Darling Ingredients, Inc. (A)	42,994	2,979,054
Flowers Foods, Inc.	52,799	1,450,389
Fresh Del Monte Produce, Inc.	5,620	155,112
General Mills, Inc.	75,123	5,061,788
Hormel Foods Corp.	34,927	1,704,787
Hostess Brands, Inc. (A)	21,174	432,373
Ingredion, Inc.	17,679	1,708,499
J&J Snack Foods Corp.	2,366	373,733
JDE Peet's NV	16,663	515,752
John B. Sanfilippo & Son, Inc.	1,455	131,183
Kellogg Company	31,678	2,040,697
Kerry Group PLC, Class A	25,244	3,256,871
Kerry Group PLC, Class A (London Stock Exchange)	1,204	154,216
Kikkoman Corp.	24,146	2,033,360
Lamb Weston Holdings, Inc.	17,981	1,139,636
Lancaster Colony Corp.	8,305	1,375,308
Landec Corp. (A)	5,408	60,029
Limoneira Company	3,659	54,885
McCormick & Company, Inc.	30,877	2,983,027
MEIJI Holdings Company, Ltd.	20,300	1,211,783
Mission Produce, Inc. (A)	5,860	92,002
Mondelez International, Inc., Class A	173,201	11,484,958
Mowi ASA	72,957	1,726,653
Nestle SA	467,244	65,235,340
Nisshin Seifun Group, Inc.	32,800	473,185
Nissin Foods Holdings Company, Ltd.	10,575	771,799
Orkla ASA	124,666	1,249,597
Pilgrim's Pride Corp. (A)	12,949	365,162
Post Holdings, Inc. (A)	15,554	1,753,402
Sanderson Farms, Inc.	8,896	1,699,848
Seneca Foods Corp., Class A (A)	1,136	54,471
Sovos Brands, Inc. (A)	2,718	40,906
Tattooed Chef, Inc. (A)	7,579	117,778
The Hain Celestial Group, Inc. (A)	24,679	1,051,572
The Hershey Company	18,019	3,486,136
The J.M. Smucker Company	13,425	1,823,384
The Kraft Heinz Company	88,512	3,177,581
The Simply Good Foods Company (A)	13,794	573,417
Tootsie Roll Industries, Inc.	2,506	90,792
Toyo Suisan Kaisha, Ltd.	14,750	625,376
TreeHouse Foods, Inc. (A)	8,447	342,357
Tyson Foods, Inc., Class A	36,530	3,183,955

The accompanying notes are an integral part of the financial statements.	144

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Utz Brands, Inc.	9,660	$154,077
Vital Farms, Inc. (A)	4,707	85,008
WH Group, Ltd. (B)	1,384,500	869,124
Whole Earth Brands, Inc. (A)	6,899	74,095
Wilmar International, Ltd.	318,903	981,447
Yakult Honsha Company, Ltd.	21,303	1,111,361
		157,034,150
Household products – 1.0%
Central Garden & Pet Company (A)	2,522	132,733
Central Garden & Pet Company, Class A (A)	5,521	264,180
Church & Dwight Company, Inc.	30,425	3,118,563
Colgate-Palmolive Company	104,518	8,919,566
Energizer Holdings, Inc.	27,818	1,115,502
Essity AB, B Shares	101,015	3,295,594
Henkel AG & Company KGaA	17,248	1,344,501
Kimberly-Clark Corp.	41,727	5,963,623
Lion Corp.	37,200	497,291
Oil-Dri Corp. of America	1,297	42,451
Reckitt Benckiser Group PLC	118,548	10,205,040
The Clorox Company	15,217	2,653,236
The Procter & Gamble Company	300,778	49,201,265
Unicharm Corp.	67,000	2,914,980
WD-40 Company	2,188	535,272
		90,203,797
Personal products – 0.7%
Beiersdorf AG	16,731	1,715,012
BellRing Brands, Inc., Class A (A)	6,697	191,065
Coty, Inc., Class A (A)	89,165	936,233
Edgewell Personal Care Company	8,799	402,202
elf Beauty, Inc. (A)	7,840	260,366
Inter Parfums, Inc.	2,908	310,865
Kao Corp.	78,875	4,131,023
Kobayashi Pharmaceutical Company, Ltd.	8,900	700,052
Kose Corp.	5,500	623,931
L'Oreal SA	41,654	19,861,155
Medifast, Inc.	1,876	392,891
Nu Skin Enterprises, Inc., Class A	21,361	1,084,071
Pola Orbis Holdings, Inc.	15,172	252,853
Shiseido Company, Ltd.	66,360	3,701,990
The Beauty Health Company (A)	14,059	339,665
The Estee Lauder Companies, Inc., Class A	28,734	10,637,327
The Honest Company, Inc. (A)	12,757	103,204
Unilever PLC	430,749	23,108,154
USANA Health Sciences, Inc. (A)	1,890	191,268
Veru, Inc. (A)	10,866	64,001
		69,007,328
Tobacco – 0.6%
22nd Century Group, Inc. (A)(C)	28,685	88,637
Altria Group, Inc.	228,497	10,828,473
British American Tobacco PLC	361,828	13,435,291
Imperial Brands PLC	157,088	3,442,551
Japan Tobacco, Inc.	199,166	4,021,548
Philip Morris International, Inc.	193,116	18,346,020
Swedish Match AB	262,254	2,081,951
Turning Point Brands, Inc.	2,441	92,221
Universal Corp.	3,720	204,302
Vector Group, Ltd.	23,488	269,642
		52,810,636
		628,999,619
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy – 2.8%
Energy equipment and services – 0.2%
Archrock, Inc.	23,163	$173,259
Aspen Aerogels, Inc. (A)	3,567	177,601
Baker Hughes Company	109,738	2,640,296
Bristow Group, Inc. (A)	3,646	115,469
Cactus, Inc., Class A	8,874	338,366
ChampionX Corp. (A)	86,865	1,755,542
DMC Global, Inc. (A)	3,121	123,623
Dril-Quip, Inc. (A)	6,049	119,044
Expro Group Holdings NV (A)	6,353	91,166
FTS International, Inc., Class A (A)	1,161	30,476
Halliburton Company	110,340	2,523,476
Helix Energy Solutions Group, Inc. (A)	25,850	80,652
Helmerich & Payne, Inc.	17,052	404,132
Liberty Oilfield Services, Inc., Class A (A)	15,506	150,408
Nabors Industries, Ltd. (A)	1,263	102,417
National Energy Services Reunited Corp. (A)	6,472	61,160
Newpark Resources, Inc. (A)	15,959	46,919
NexTier Oilfield Solutions, Inc. (A)	30,851	109,521
NOV, Inc.	103,810	1,406,626
Oceaneering International, Inc. (A)	16,534	187,000
Oil States International, Inc. (A)	11,965	59,466
Patterson-UTI Energy, Inc.	30,891	261,029
ProPetro Holding Corp. (A)	14,245	115,385
RPC, Inc. (A)	12,911	58,616
Schlumberger NV	173,278	5,189,676
Select Energy Services, Inc., Class A (A)	12,222	76,143
Tenaris SA	78,379	818,042
TETRA Technologies, Inc. (A)	23,211	65,919
Tidewater, Inc. (A)	7,583	81,214
U.S. Silica Holdings, Inc. (A)	12,237	115,028
		17,477,671
Oil, gas and consumable fuels – 2.6%
Aemetis, Inc. (A)	4,405	54,182
Aker BP ASA	20,920	643,261
Alto Ingredients, Inc. (A)	12,006	57,749
Altus Midstream Company, Class A	493	30,226
Ampol, Ltd.	39,554	854,087
Antero Midstream Corp.	86,276	835,152
Antero Resources Corp. (A)	46,466	813,155
APA Corp.	46,840	1,259,528
Arch Resources, Inc.	2,412	220,264
Berry Corp.	11,684	98,379
BP PLC	3,339,726	14,964,047
Brigham Minerals, Inc., Class A	7,672	161,802
California Resources Corp.	13,123	560,483
Callon Petroleum Company (A)(C)	7,579	358,108
Centennial Resource Development, Inc., Class A (A)	29,326	175,369
Centrus Energy Corp., Class A (A)	1,615	80,605
Chesapeake Energy Corp.	16,999	1,096,775
Chevron Corp.	239,628	28,120,346
Civitas Resources, Inc.	7,088	347,099
Clean Energy Fuels Corp. (A)	25,258	154,832
CNX Resources Corp. (A)	90,381	1,242,739
Comstock Resources, Inc. (A)	15,406	124,635
ConocoPhillips	163,821	11,824,600
CONSOL Energy, Inc. (A)	5,650	128,312
Coterra Energy, Inc.	100,664	1,912,616
Crescent Energy, Inc., Class A (A)	5,363	68,003
CVR Energy, Inc.	4,901	82,386
Delek US Holdings, Inc. (A)	10,882	163,121
Denbury, Inc. (A)	8,253	632,097
Devon Energy Corp.	78,014	3,436,517

The accompanying notes are an integral part of the financial statements.	145

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
DHT Holdings, Inc.	22,723	$117,932
Diamondback Energy, Inc.	21,088	2,274,341
Dorian LPG, Ltd.	4,865	61,737
DT Midstream, Inc.	25,702	1,233,182
ENEOS Holdings, Inc.	509,411	1,903,063
Energy Fuels, Inc. (A)	24,177	184,471
Eni SpA	418,931	5,822,208
EOG Resources, Inc.	72,345	6,426,406
EQT Corp. (A)	80,339	1,752,194
Equinor ASA	162,217	4,295,390
Equitrans Midstream Corp.	174,422	1,803,523
Exxon Mobil Corp.	527,000	32,247,130
Frontline, Ltd. (A)(C)	19,276	136,281
Galp Energia SGPS SA	83,201	807,311
Gevo, Inc. (A)(C)	32,204	137,833
Golar LNG, Ltd. (A)	16,876	209,094
Green Plains, Inc. (A)	7,800	271,128
Hess Corp.	34,150	2,528,125
HollyFrontier Corp.	39,722	1,302,087
Idemitsu Kosan Company, Ltd.	34,586	882,626
Inpex Corp.	169,941	1,477,738
International Seaways, Inc.	7,862	115,414
Kinder Morgan, Inc.	241,523	3,830,555
Kosmos Energy, Ltd. (A)	69,640	240,954
Laredo Petroleum, Inc. (A)	2,084	125,311
Lundin Energy AB	33,221	1,188,739
Magnolia Oil & Gas Corp., Class A	22,847	431,123
Marathon Oil Corp.	97,689	1,604,053
Marathon Petroleum Corp.	76,699	4,907,969
Matador Resources Company	18,089	667,846
Murphy Oil Corp.	62,536	1,632,815
Neste OYJ	70,222	3,456,030
Nordic American Tankers, Ltd. (C)	29,813	50,384
Northern Oil and Gas, Inc.	8,641	177,832
Oasis Petroleum, Inc.	3,159	398,002
Occidental Petroleum Corp.	109,912	3,186,349
OMV AG	24,444	1,382,375
ONEOK, Inc.	55,221	3,244,786
Ovintiv, Inc.	42,564	1,434,407
Par Pacific Holdings, Inc. (A)	7,852	129,479
PBF Energy, Inc., Class A (A)	15,890	206,093
PDC Energy, Inc.	15,917	776,431
Peabody Energy Corp. (A)	13,854	139,510
Phillips 66	54,271	3,932,477
Pioneer Natural Resources Company	28,113	5,113,192
Range Resources Corp. (A)	38,844	692,589
Ranger Oil Corp., Class A (A)	3,120	83,990
Renewable Energy Group, Inc. (A)	7,267	308,411
Repsol SA	240,847	2,852,381
REX American Resources Corp. (A)	935	89,760
Royal Dutch Shell PLC, A Shares	680,736	14,917,921
Royal Dutch Shell PLC, B Shares	611,156	13,418,889
Santos, Ltd.	516,775	2,380,509
Scorpio Tankers, Inc.	7,930	101,583
SFL Corp., Ltd.	17,209	140,253
SM Energy Company	19,464	573,799
Southwestern Energy Company (A)	161,095	750,703
Talos Energy, Inc. (A)	6,791	66,552
Targa Resources Corp.	60,839	3,178,229
Teekay Tankers, Ltd., Class A (A)	4,002	43,622
Tellurian, Inc. (A)	59,397	182,943
The Williams Companies, Inc.	150,543	3,920,140
TotalEnergies SE	416,355	21,192,556
Uranium Energy Corp. (A)	39,695	132,978
Ur-Energy, Inc. (A)(C)	30,865	37,655
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	50,657	$3,804,847
W&T Offshore, Inc. (A)	15,862	51,234
Washington H. Soul Pattinson & Company, Ltd.	35,939	774,579
Whiting Petroleum Corp. (A)	6,363	411,559
Woodside Petroleum, Ltd.	159,939	2,549,741
World Fuel Services Corp.	9,991	264,462
		247,668,286
		265,145,957
Financials – 12.8%
Banks – 5.6%
1st Source Corp.	2,514	124,694
ABN AMRO Bank NV (B)	70,212	1,032,095
Allegiance Bancshares, Inc.	3,360	141,826
Amalgamated Financial Corp.	2,860	47,962
Amerant Bancorp, Inc.	3,716	128,388
American National Bankshares, Inc.	2,209	83,235
Ameris Bancorp	10,843	538,680
Arrow Financial Corp.	2,651	93,395
Associated Banc-Corp.	63,751	1,440,135
Atlantic Capital Bancshares, Inc. (A)	3,573	102,795
Atlantic Union Bankshares Corp.	12,304	458,816
Australia & New Zealand Banking Group, Ltd.	472,534	9,465,485
Banc of California, Inc.	8,038	157,706
BancFirst Corp.	2,513	177,317
Banco Bilbao Vizcaya Argentaria SA	1,106,759	6,564,165
Banco Espirito Santo SA (A)	625,609	188
Banco Santander SA	2,878,257	9,558,911
Bank First Corp. (C)	1,100	79,464
Bank Hapoalim BM	188,555	1,940,600
Bank Leumi Le-Israel BM	241,157	2,586,653
Bank of America Corp.	894,707	39,805,514
Bank of Hawaii Corp.	10,755	900,839
Bank of Marin Bancorp	3,010	112,062
Bank OZK	32,120	1,494,544
BankUnited, Inc.	14,146	598,517
Banner Corp.	5,242	318,032
Bar Harbor Bankshares	3,156	91,303
Barclays PLC	2,809,631	7,156,862
Berkshire Hills Bancorp, Inc.	8,090	229,999
Blue Ridge Bankshares, Inc. (C)	4,058	72,638
BNP Paribas SA	186,702	12,908,768
BOC Hong Kong Holdings, Ltd.	614,241	2,014,406
Brookline Bancorp, Inc.	12,835	207,799
Bryn Mawr Bank Corp.	3,181	143,177
Business First Bancshares, Inc.	3,662	103,671
Byline Bancorp, Inc.	4,268	116,730
Cadence Bank	82,285	2,451,270
CaixaBank SA	735,861	2,010,106
Cambridge Bancorp	1,128	105,570
Camden National Corp.	2,511	120,930
Capital City Bank Group, Inc.	2,514	66,370
Capstar Financial Holdings, Inc.	3,925	82,543
Carter Bankshares, Inc. (A)	4,625	71,179
Cathay General Bancorp	32,203	1,384,407
CBTX, Inc.	3,044	88,276
Central Pacific Financial Corp.	4,345	122,399
CIT Group, Inc.	42,379	2,175,738
Citigroup, Inc.	246,362	14,877,801
Citizens & Northern Corp.	3,072	80,241
Citizens Financial Group, Inc.	52,795	2,494,564
City Holding Company	2,215	181,165
Civista Bancshares, Inc.	3,360	81,984
CNB Financial Corp.	3,429	90,869

The accompanying notes are an integral part of the financial statements.	146

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Coastal Financial Corp. (A)	1,761	$89,142
Columbia Banking System, Inc.	11,763	384,885
Comerica, Inc.	16,594	1,443,678
Commerce Bancshares, Inc.	29,493	2,027,349
Commerzbank AG (A)	166,297	1,258,132
Commonwealth Bank of Australia	294,471	21,646,940
Community Bank System, Inc.	8,455	629,728
Community Trust Bancorp, Inc.	2,582	112,601
Concordia Financial Group, Ltd.	180,746	656,388
ConnectOne Bancorp, Inc.	6,131	200,545
Credit Agricole SA	205,291	2,926,897
CrossFirst Bankshares, Inc. (A)	8,530	133,153
Cullen/Frost Bankers, Inc.	15,067	1,899,497
Customers Bancorp, Inc. (A)	4,861	317,764
CVB Financial Corp.	20,123	430,833
Danske Bank A/S	114,488	1,976,520
DBS Group Holdings, Ltd.	300,683	7,282,228
Dime Community Bancshares, Inc.	5,701	200,447
DNB Bank ASA	154,401	3,531,727
Eagle Bancorp, Inc.	4,968	289,833
East West Bancorp, Inc.	37,706	2,966,708
Eastern Bankshares, Inc.	27,767	560,060
Enterprise Financial Services Corp.	5,467	257,441
Equity Bancshares, Inc., Class A	2,596	88,082
Erste Group Bank AG	57,071	2,675,509
Farmers National Banc Corp.	5,680	105,364
FB Financial Corp.	5,281	231,413
Fifth Third Bancorp	85,586	3,727,270
Financial Institutions, Inc.	2,970	94,446
FinecoBank Banca Fineco SpA	101,233	1,772,845
First Bancorp (North Carolina)	4,556	208,300
First Bancorp (Puerto Rico)	32,869	452,935
First Busey Corp.	8,143	220,838
First Commonwealth Financial Corp.	15,207	244,681
First Community Bankshares, Inc.	3,153	105,373
First Financial Bancorp	15,094	367,992
First Financial Bankshares, Inc.	54,898	2,791,014
First Financial Corp.	1,877	85,009
First Foundation, Inc.	6,413	159,427
First Horizon Corp.	143,681	2,346,311
First Internet Bancorp	1,819	85,566
First Interstate BancSystem, Inc., Class A	6,486	263,786
First Merchants Corp.	8,620	361,092
First Mid Bancshares, Inc.	2,910	124,519
First Midwest Bancorp, Inc.	18,247	373,699
First Republic Bank	22,568	4,660,518
Flushing Financial Corp.	5,054	122,812
FNB Corp.	84,741	1,027,908
Fulton Financial Corp.	68,144	1,158,448
German American Bancorp, Inc.	3,957	154,244
Glacier Bancorp, Inc.	46,446	2,633,488
Great Southern Bancorp, Inc.	1,649	97,703
Great Western Bancorp, Inc.	8,682	294,841
Guaranty Bancshares, Inc.	1,923	72,266
Hancock Whitney Corp.	36,997	1,850,590
Hang Seng Bank, Ltd.	126,890	2,323,554
Hanmi Financial Corp.	5,128	121,431
HarborOne Bancorp, Inc.	8,503	126,185
Heartland Financial USA, Inc.	6,048	306,089
Heritage Commerce Corp.	11,410	136,235
Heritage Financial Corp.	5,946	145,320
Hilltop Holdings, Inc.	9,783	343,775
Home BancShares, Inc.	64,746	1,576,565
HomeStreet, Inc.	3,252	169,104
HomeTrust Bancshares, Inc.	3,035	94,024
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hope Bancorp, Inc.	17,867	$262,824
Horizon Bancorp, Inc.	7,703	160,608
Howard Bancorp, Inc. (A)	2,845	61,993
HSBC Holdings PLC	3,390,410	20,475,562
Huntington Bancshares, Inc.	182,958	2,821,212
Independent Bank Corp. (Massachusetts)	7,349	599,164
Independent Bank Corp. (Michigan)	4,255	101,567
Independent Bank Group, Inc.	6,150	443,723
ING Groep NV	648,006	9,009,229
International Bancshares Corp.	22,543	955,598
Intesa Sanpaolo SpA	2,741,374	7,080,758
Investors Bancorp, Inc.	36,451	552,233
Israel Discount Bank, Ltd., Class A	193,207	1,297,243
Japan Post Bank Company, Ltd.	67,200	615,998
JPMorgan Chase & Co.	367,022	58,117,934
KBC Group NV	41,499	3,565,645
KeyCorp	112,071	2,592,202
Lakeland Bancorp, Inc.	8,280	157,237
Lakeland Financial Corp.	3,792	303,891
Live Oak Bancshares, Inc.	5,204	454,257
Lloyds Banking Group PLC	11,781,272	7,650,656
M&T Bank Corp.	15,944	2,448,680
Macatawa Bank Corp.	8,041	70,922
Mediobanca Banca di Credito Finanziario SpA	103,093	1,183,557
Mercantile Bank Corp.	2,922	102,358
Meta Financial Group, Inc.	5,144	306,891
Metrocity Bankshares, Inc.	3,506	96,520
Metropolitan Bank Holding Corp. (A)	1,239	131,991
Mid Penn Bancorp, Inc.	3,097	98,299
Midland States Bancorp, Inc.	4,246	105,258
MidWestOne Financial Group, Inc.	3,009	97,401
Mitsubishi UFJ Financial Group, Inc.	2,028,968	11,042,201
Mizrahi Tefahot Bank, Ltd.	23,333	898,568
Mizuho Financial Group, Inc.	400,450	5,086,216
MVB Financial Corp.	1,886	78,307
National Australia Bank, Ltd.	546,592	11,476,848
National Bank Holdings Corp., Class A	4,417	194,083
NatWest Group PLC	956,053	2,927,735
NBT Bancorp, Inc.	6,453	248,570
Nicolet Bankshares, Inc. (A)	1,825	156,494
Nordea Bank ABP (Nasdaq Stockholm Exchange)	537,781	6,560,146
Northrim BanCorp, Inc.	1,390	60,409
OceanFirst Financial Corp.	9,432	209,390
OFG Bancorp	8,218	218,270
Old National Bancorp	25,602	463,908
Old Second Bancorp, Inc.	5,210	65,594
Origin Bancorp, Inc.	3,774	161,980
Orrstown Financial Services, Inc.	3,151	79,405
Oversea-Chinese Banking Corp., Ltd.	562,024	4,756,829
Pacific Premier Bancorp, Inc.	15,339	614,020
PacWest Bancorp	31,156	1,407,317
Park National Corp.	2,217	304,416
Peapack-Gladstone Financial Corp.	3,279	116,077
Peoples Bancorp, Inc.	4,066	129,339
Peoples Financial Services Corp.	1,618	85,252
People's United Financial, Inc.	53,028	944,959
Pinnacle Financial Partners, Inc.	20,230	1,931,965
Preferred Bank	2,282	163,825
Primis Financial Corp.	5,269	79,246
Prosperity Bancshares, Inc.	24,489	1,770,555
QCR Holdings, Inc.	2,518	141,008
Raiffeisen Bank International AG	24,569	721,604
RBB Bancorp	2,891	75,744

The accompanying notes are an integral part of the financial statements.	147

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Red River Bancshares, Inc.	1,170	$62,595
Regions Financial Corp.	118,276	2,578,417
Reliant Bancorp, Inc.	3,017	107,104
Renasant Corp.	8,862	336,313
Republic Bancorp, Inc., Class A	1,459	74,176
Resona Holdings, Inc.	342,046	1,329,251
S&T Bancorp, Inc.	6,196	195,298
Sandy Spring Bancorp, Inc.	7,174	344,926
Seacoast Banking Corp. of Florida	8,601	304,389
ServisFirst Bancshares, Inc.	7,963	676,377
Sierra Bancorp	3,295	89,459
Signature Bank	7,543	2,439,934
Silvergate Capital Corp., Class A (A)	4,333	642,151
Simmons First National Corp., Class A	17,212	509,131
Skandinaviska Enskilda Banken AB, A Shares	270,140	3,750,504
SmartFinancial, Inc.	2,965	81,122
Societe Generale SA	134,564	4,624,791
South Plains Financial, Inc.	2,108	58,623
Southern First Bancshares, Inc. (A)	1,556	97,234
Southside Bancshares, Inc.	4,880	204,082
SouthState Corp.	11,266	902,519
Spirit of Texas Bancshares, Inc.	2,748	79,087
Standard Chartered PLC	436,864	2,656,475
Sterling Bancorp	51,202	1,320,500
Stock Yards Bancorp, Inc.	3,805	243,063
Sumitomo Mitsui Financial Group, Inc.	216,758	7,401,696
Sumitomo Mitsui Trust Holdings, Inc.	56,083	1,875,323
SVB Financial Group (A)	7,269	4,930,127
Svenska Handelsbanken AB, A Shares	242,101	2,616,613
Swedbank AB, A Shares	150,316	3,020,725
Synovus Financial Corp.	38,663	1,850,798
Texas Capital Bancshares, Inc. (A)	21,668	1,305,497
The Bancorp, Inc. (A)	8,569	216,881
The Bank of NT Butterfield & Son, Ltd.	8,182	311,816
The Chiba Bank, Ltd.	87,964	503,200
The First Bancshares, Inc.	3,531	136,367
The First of Long Island Corp.	4,534	97,889
The PNC Financial Services Group, Inc.	52,660	10,559,383
The Shizuoka Bank, Ltd.	74,108	529,059
Tompkins Financial Corp.	2,090	174,682
Towne Bank	10,561	333,622
TriCo Bancshares	4,187	179,874
TriState Capital Holdings, Inc. (A)	4,852	146,822
Triumph Bancorp, Inc. (A)	3,812	453,933
Truist Financial Corp.	165,397	9,683,994
Trustmark Corp.	9,752	316,550
U.S. Bancorp	167,176	9,390,276
UMB Financial Corp.	18,341	1,946,164
Umpqua Holdings Corp.	57,558	1,107,416
UniCredit SpA	353,772	5,437,951
United Bankshares, Inc.	56,336	2,043,870
United Community Banks, Inc.	13,996	503,016
United Overseas Bank, Ltd.	195,839	3,911,240
Univest Financial Corp.	4,966	148,583
Valley National Bancorp	172,977	2,378,434
Veritex Holdings, Inc.	7,700	306,306
Washington Trust Bancorp, Inc.	2,703	152,368
Webster Financial Corp.	24,070	1,344,069
Wells Fargo & Company	495,332	23,766,029
WesBanco, Inc.	9,950	348,151
West BanCorp, Inc.	3,265	101,444
Westamerica BanCorp	4,075	235,250
Westpac Banking Corp.	608,925	9,446,565
Wintrust Financial Corp.	15,147	1,375,651
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Zions Bancorp NA	20,082	$1,268,379
		523,661,075
Capital markets – 2.7%
3i Group PLC	161,534	3,166,591
abrdn PLC	361,970	1,179,303
Affiliated Managers Group, Inc.	10,801	1,776,873
Ameriprise Financial, Inc.	14,094	4,251,596
Amundi SA (B)	10,112	834,082
Artisan Partners Asset Management, Inc., Class A	9,603	457,487
AssetMark Financial Holdings, Inc. (A)	3,204	83,977
ASX, Ltd.	32,134	2,171,750
B. Riley Financial, Inc.	3,292	292,527
BGC Partners, Inc., Class A	53,100	246,915
BlackRock, Inc.	17,727	16,230,132
Blucora, Inc. (A)	8,169	141,487
Brightsphere Investment Group, Inc.	9,322	238,643
Cboe Global Markets, Inc.	13,211	1,722,714
CME Group, Inc.	44,500	10,166,470
Cohen & Steers, Inc.	4,006	370,595
Cowen, Inc., Class A	4,329	156,277
Credit Suisse Group AG	439,982	4,265,898
Daiwa Securities Group, Inc.	239,808	1,353,234
Deutsche Bank AG (A)	343,051	4,272,705
Deutsche Boerse AG	31,537	5,265,871
Diamond Hill Investment Group, Inc.	555	107,798
Donnelley Financial Solutions, Inc. (A)	4,826	227,498
Ellington Financial, Inc.	7,939	135,678
EQT AB	49,112	2,662,363
Euronext NV (B)	14,222	1,478,575
Evercore, Inc., Class A	10,368	1,408,493
FactSet Research Systems, Inc.	4,690	2,279,387
Federated Hermes, Inc.	40,795	1,533,076
Focus Financial Partners, Inc., Class A (A)	9,698	579,165
Franklin Resources, Inc.	34,893	1,168,567
Futu Holdings, Ltd., ADR (A)	8,500	368,050
GCM Grosvenor, Inc., Class A	8,142	85,491
Hamilton Lane, Inc., Class A	5,596	579,858
Hargreaves Lansdown PLC	59,047	1,085,057
Hong Kong Exchanges & Clearing, Ltd.	199,871	11,689,249
Houlihan Lokey, Inc.	8,225	851,452
Interactive Brokers Group, Inc., Class A	23,216	1,843,815
Intercontinental Exchange, Inc.	69,780	9,543,811
Invesco, Ltd.	42,306	973,884
Janus Henderson Group PLC	45,326	1,900,972
Japan Exchange Group, Inc.	84,600	1,853,534
Jefferies Financial Group, Inc.	52,198	2,025,282
Julius Baer Group, Ltd.	36,720	2,455,549
London Stock Exchange Group PLC	54,601	5,136,323
Macquarie Group, Ltd.	58,157	8,693,613
Magellan Financial Group, Ltd. (C)	22,880	353,553
MarketAxess Holdings, Inc.	4,708	1,936,259
Moelis & Company, Class A	9,909	619,412
Moody's Corp.	20,072	7,839,722
Morgan Stanley	178,311	17,503,008
MSCI, Inc.	10,215	6,258,628
Nasdaq, Inc.	14,503	3,045,775
Nomura Holdings, Inc.	509,913	2,221,002
Northern Trust Corp.	25,822	3,088,569
Open Lending Corp., Class A (A)	17,112	384,678
Oppenheimer Holdings, Inc., Class A	1,488	68,999
Partners Group Holding AG	3,767	6,218,599
Piper Sandler Companies	2,833	505,719
PJT Partners, Inc., Class A	3,906	289,396
Raymond James Financial, Inc.	22,949	2,304,080

The accompanying notes are an integral part of the financial statements.	148

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
S&P Global, Inc.	29,862	$14,092,774
SBI Holdings, Inc.	40,590	1,107,114
Schroders PLC	20,634	995,949
Sculptor Capital Management, Inc.	3,994	85,272
SEI Investments Company	28,161	1,716,131
Singapore Exchange, Ltd.	133,448	921,187
St. James's Place PLC	89,595	2,047,445
State Street Corp.	45,304	4,213,272
StepStone Group, Inc., Class A	6,638	275,942
Stifel Financial Corp.	27,663	1,948,028
StoneX Group, Inc. (A)	2,736	167,580
T. Rowe Price Group, Inc.	28,119	5,529,320
The Bank of New York Mellon Corp.	94,519	5,489,664
The Charles Schwab Corp.	186,015	15,643,862
The Goldman Sachs Group, Inc.	42,150	16,124,483
UBS Group AG	583,815	10,479,061
Virtus Investment Partners, Inc.	1,171	347,904
WisdomTree Investments, Inc.	23,422	143,343
		253,277,397
Consumer finance – 0.4%
American Express Company	78,013	12,762,927
Atlanticus Holdings Corp. (A)	843	60,123
Capital One Financial Corp.	52,824	7,664,234
Curo Group Holdings Corp.	3,819	61,142
Discover Financial Services	35,815	4,138,781
Encore Capital Group, Inc. (A)	4,745	294,712
Enova International, Inc. (A)	5,797	237,445
EZCORP, Inc., Class A (A)	8,793	64,804
FirstCash Holdings, Inc.	17,220	1,288,228
Green Dot Corp., Class A (A)	8,771	317,861
LendingClub Corp. (A)	15,990	386,638
LendingTree, Inc. (A)	1,926	236,128
Navient Corp.	68,367	1,450,748
Nelnet, Inc., Class A	2,571	251,135
Oportun Financial Corp. (A)	3,578	72,455
PRA Group, Inc. (A)	7,072	355,085
PROG Holdings, Inc. (A)	25,700	1,159,327
Regional Management Corp.	1,347	77,399
SLM Corp.	77,899	1,532,273
Synchrony Financial	67,409	3,127,104
World Acceptance Corp. (A)	729	178,918
		35,717,467
Diversified financial services – 1.1%
Alerus Financial Corp.	2,712	79,407
A-Mark Precious Metals, Inc.	1,457	89,023
Banco Latinoamericano de Comercio Exterior SA, Class E	5,285	87,731
Berkshire Hathaway, Inc., Class B (A)	227,414	67,996,786
Cannae Holdings, Inc. (A)	13,711	481,942
Eurazeo SE	6,575	573,638
EXOR NV	18,001	1,611,407
Groupe Bruxelles Lambert SA	18,748	2,093,905
Industrivarden AB, A Shares	22,168	704,371
Industrivarden AB, C Shares	26,507	830,482
Investor AB, A Shares	82,768	2,177,432
Investor AB, B Shares	302,420	7,588,717
Kinnevik AB, B Shares (A)	40,194	1,429,042
L.E. Lundbergforetagen AB, B Shares	12,615	706,763
M&G PLC	431,546	1,167,467
Mitsubishi HC Capital, Inc.	109,596	542,230
ORIX Corp.	202,783	4,138,430
Sofina SA	2,558	1,256,509
Tokyo Century Corp.	6,100	296,115
Voya Financial, Inc.	30,243	2,005,413
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Wendel SE	4,454	$533,702
		96,390,512
Insurance – 2.8%
Admiral Group PLC	32,046	1,371,711
Aegon NV	296,661	1,474,866
Aflac, Inc.	76,461	4,464,558
Ageas SA/NV	28,538	1,477,904
AIA Group, Ltd.	2,007,935	20,265,768
Alleghany Corp. (A)	3,640	2,430,028
Allianz SE	68,434	16,140,748
Ambac Financial Group, Inc. (A)	7,791	125,046
American Equity Investment Life Holding Company	13,161	512,226
American Financial Group, Inc.	17,577	2,413,674
American International Group, Inc.	103,165	5,865,962
American National Group, Inc.	1,138	214,900
AMERISAFE, Inc.	3,421	184,152
Aon PLC, Class A	27,396	8,234,142
Argo Group International Holdings, Ltd.	5,252	305,194
Arthur J. Gallagher & Company	25,618	4,346,606
Assicurazioni Generali SpA	183,703	3,882,511
Assurant, Inc.	7,287	1,135,752
Aviva PLC	649,241	3,618,981
AXA SA	321,267	9,561,952
Baloise Holding AG	7,695	1,255,922
Bright Health Group, Inc. (A)(C)	9,310	32,026
Brighthouse Financial, Inc. (A)	21,209	1,098,626
Brown & Brown, Inc.	28,961	2,035,379
BRP Group, Inc., Class A (A)	7,710	278,408
Chubb, Ltd.	53,385	10,319,854
Cincinnati Financial Corp.	18,574	2,116,136
Citizens, Inc. (A)	10,311	54,751
CNO Financial Group, Inc.	52,765	1,257,918
CNP Assurances	28,492	704,753
Dai-ichi Life Holdings, Inc.	166,837	3,365,097
Donegal Group, Inc., Class A	3,971	56,746
eHealth, Inc. (A)	4,215	107,483
Employers Holdings, Inc.	4,584	189,686
Enstar Group, Ltd. (A)	1,935	479,087
Everest Re Group, Ltd.	4,941	1,353,439
First American Financial Corp.	29,166	2,281,656
Genworth Financial, Inc., Class A (A)	81,990	332,060
Gjensidige Forsikring ASA	33,197	805,390
Globe Life, Inc.	11,595	1,086,683
Goosehead Insurance, Inc., Class A	2,907	378,143
Greenlight Capital Re, Ltd., Class A (A)	6,725	52,724
Hannover Rueck SE	10,008	1,897,482
HCI Group, Inc.	966	80,700
Horace Mann Educators Corp.	6,713	259,793
Insurance Australia Group, Ltd.	409,164	1,268,008
James River Group Holdings, Ltd.	6,344	182,771
Japan Post Holdings Company, Ltd. (A)	406,500	3,166,745
Japan Post Insurance Company, Ltd.	33,200	533,320
Kemper Corp.	15,898	934,643
Kinsale Capital Group, Inc.	9,207	2,190,253
Legal & General Group PLC	990,909	4,001,578
Lincoln National Corp.	21,888	1,494,075
Loews Corp.	25,183	1,454,570
Marsh & McLennan Companies, Inc.	62,775	10,911,551
MBIA, Inc. (A)	8,251	130,283
Medibank Private, Ltd.	457,117	1,113,355
Mercury General Corp.	7,062	374,710
MetLife, Inc.	87,806	5,486,997
MetroMile, Inc. (A)	14,670	32,127
MS&AD Insurance Group Holdings, Inc.	73,851	2,274,041

The accompanying notes are an integral part of the financial statements.	149

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	23,254	$6,864,782
National Western Life Group, Inc., Class A	414	88,778
NN Group NV	44,849	2,425,446
Old Republic International Corp.	75,864	1,864,737
Palomar Holdings, Inc. (A)	4,071	263,679
Phoenix Group Holdings PLC	107,832	954,530
Poste Italiane SpA (B)	86,718	1,136,029
Primerica, Inc.	10,493	1,608,262
Principal Financial Group, Inc.	30,929	2,237,095
ProAssurance Corp.	8,850	223,905
Prudential Financial, Inc.	46,538	5,037,273
Prudential PLC	434,149	7,507,671
QBE Insurance Group, Ltd.	244,853	2,021,931
Reinsurance Group of America, Inc.	17,962	1,966,659
RenaissanceRe Holdings, Ltd.	12,228	2,070,567
RLI Corp.	17,049	1,911,193
Safety Insurance Group, Inc.	2,405	204,497
Sampo OYJ, A Shares	82,781	4,143,025
Selective Insurance Group, Inc.	25,578	2,095,861
Selectquote, Inc. (A)	22,083	200,072
SiriusPoint, Ltd. (A)	15,494	125,966
Sompo Holdings, Inc.	52,691	2,222,174
State Auto Financial Corp.	2,805	144,990
Stewart Information Services Corp.	4,373	348,659
Suncorp Group, Ltd.	212,951	1,714,485
Swiss Life Holding AG	5,233	3,197,242
Swiss Re AG	50,065	4,942,089
T&D Holdings, Inc.	89,325	1,141,195
The Allstate Corp.	35,328	4,156,339
The Hanover Insurance Group, Inc.	9,454	1,239,041
The Hartford Financial Services Group, Inc.	43,019	2,970,032
The Progressive Corp.	72,507	7,442,844
The Travelers Companies, Inc.	30,914	4,835,877
Tiptree, Inc.	4,340	60,022
Tokio Marine Holdings, Inc.	104,185	5,799,941
Trupanion, Inc. (A)	6,204	819,114
Tryg A/S	59,764	1,474,833
United Fire Group, Inc.	3,987	92,459
Universal Insurance Holdings, Inc.	5,402	91,834
Unum Group	54,325	1,334,765
W.R. Berkley Corp.	17,378	1,431,773
Willis Towers Watson PLC	15,356	3,646,896
Zurich Insurance Group AG	24,974	10,940,585
		260,454,797
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	2,135	48,593
Apollo Commercial Real Estate Finance, Inc.	22,216	292,363
Arbor Realty Trust, Inc.	22,150	405,788
Ares Commercial Real Estate Corp.	7,715	112,176
ARMOUR Residential REIT, Inc.	12,476	122,390
Blackstone Mortgage Trust, Inc., Class A	23,816	729,246
BrightSpire Capital, Inc.	14,029	143,938
Broadmark Realty Capital, Inc.	20,742	195,597
Chimera Investment Corp.	37,974	572,648
Dynex Capital, Inc.	5,815	97,169
Franklin BSP Realty Trust, Inc.	5,603	83,709
Granite Point Mortgage Trust, Inc.	9,585	112,240
Great Ajax Corp.	4,706	61,931
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,522	665,169
Invesco Mortgage Capital, Inc.	47,216	131,260
KKR Real Estate Finance Trust, Inc.	4,800	99,984
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Ladder Capital Corp.	18,253	$218,853
MFA Financial, Inc.	71,293	325,096
New York Mortgage Trust, Inc.	61,697	229,513
Orchid Island Capital, Inc.	19,186	86,337
PennyMac Mortgage Investment Trust	15,638	271,007
Ready Capital Corp.	9,956	155,612
Redwood Trust, Inc.	18,075	238,409
TPG RE Finance Trust, Inc.	10,158	125,147
Two Harbors Investment Corp.	49,989	288,437
		5,812,612
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	9,166	512,471
Blue Foundry Bancorp (A)	6,081	88,965
Bridgewater Bancshares, Inc. (A)	4,471	79,092
Capitol Federal Financial, Inc.	19,721	223,439
Columbia Financial, Inc. (A)	5,785	120,675
Essent Group, Ltd.	46,934	2,136,905
Federal Agricultural Mortgage Corp., Class C	1,500	185,895
Flagstar Bancorp, Inc.	8,058	386,301
FS Bancorp, Inc.	1,806	60,736
Home Bancorp, Inc.	1,546	64,174
Kearny Financial Corp.	11,746	155,635
Merchants Bancorp	1,574	74,497
MGIC Investment Corp.	86,510	1,247,474
Mr. Cooper Group, Inc. (A)	10,002	416,183
New York Community Bancorp, Inc.	123,557	1,508,631
NMI Holdings, Inc., Class A (A)	13,803	301,596
Northfield Bancorp, Inc.	7,687	124,222
Northwest Bancshares, Inc.	18,889	267,468
Ocwen Financial Corp. (A)	1,152	46,045
PCSB Financial Corp.	3,732	71,057
PennyMac Financial Services, Inc.	4,942	344,853
Premier Financial Corp.	6,055	187,160
Provident Bancorp, Inc.	4,067	75,646
Provident Financial Services, Inc.	11,846	286,910
Radian Group, Inc.	29,141	615,749
Southern Missouri Bancorp, Inc.	1,300	67,821
The Hingham Institution for Savings	231	96,992
TrustCo Bank Corp. NY	3,179	105,892
Walker & Dunlop, Inc.	4,733	714,115
Washington Federal, Inc.	27,497	917,850
Waterstone Financial, Inc.	3,587	78,412
WSFS Financial Corp.	7,543	378,055
		11,940,916
		1,187,254,776
Health care – 12.7%
Biotechnology – 1.8%
2seventy bio, Inc. (A)	3,795	97,266
4D Molecular Therapeutics, Inc. (A)	4,413	96,821
AbbVie, Inc.	220,109	29,802,759
ACADIA Pharmaceuticals, Inc. (A)	19,684	459,425
Achillion Pharmaceuticals, Inc. (A)(D)	23,194	34,879
Adagio Therapeutics, Inc. (A)(C)	3,685	26,753
Adicet Bio, Inc. (A)	3,340	58,417
Aduro Biotech, Inc. (A)(D)	2,435	7,305
Aeglea BioTherapeutics, Inc. (A)	8,650	41,088
Affimed NV (A)	19,988	110,334
Agenus, Inc. (A)	35,358	113,853
Agios Pharmaceuticals, Inc. (A)	9,018	296,422
Akebia Therapeutics, Inc. (A)	31,205	70,523
Akero Therapeutics, Inc. (A)	4,357	92,151
Akouos, Inc. (A)	5,120	43,520
Albireo Pharma, Inc. (A)	3,208	74,714

The accompanying notes are an integral part of the financial statements.	150

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alder Biopharmaceuticals, Inc. (A)(D)	13,115	$19,068
Aldeyra Therapeutics, Inc. (A)	9,195	36,780
Alector, Inc. (A)	9,583	197,889
Aligos Therapeutics, Inc. (A)	4,000	47,480
Alkermes PLC (A)	25,988	604,481
Allakos, Inc. (A)	5,722	56,018
Allogene Therapeutics, Inc. (A)	11,332	169,073
Allovir, Inc. (A)	4,923	63,704
Altimmune, Inc. (A)(C)	7,006	64,175
ALX Oncology Holdings, Inc. (A)	3,066	65,888
Amgen, Inc.	69,684	15,676,809
Amicus Therapeutics, Inc. (A)	43,201	498,972
AnaptysBio, Inc. (A)	3,126	108,629
Anavex Life Sciences Corp. (A)	10,450	181,203
Anika Therapeutics, Inc. (A)	2,618	93,803
Annexon, Inc. (A)	5,710	65,608
Apellis Pharmaceuticals, Inc. (A)	11,463	541,971
Applied Molecular Transport, Inc. (A)	4,373	61,135
Applied Therapeutics, Inc. (A)	3,659	32,748
Arbutus Biopharma Corp. (A)	13,440	52,282
Arcturus Therapeutics Holdings, Inc. (A)	3,535	130,830
Arcus Biosciences, Inc. (A)	7,306	295,674
Arcutis Biotherapeutics, Inc. (A)	4,931	102,269
Arena Pharmaceuticals, Inc. (A)	10,024	931,631
Argenx SE (A)	7,609	2,705,821
Arrowhead Pharmaceuticals, Inc. (A)	44,138	2,926,349
Atara Biotherapeutics, Inc. (A)	13,967	220,120
Athenex, Inc. (A)	17,526	23,835
Athersys, Inc. (A)	44,149	39,849
Atossa Therapeutics, Inc. (A)	21,617	34,587
Avid Bioservices, Inc. (A)	9,867	287,919
Avidity Biosciences, Inc. (A)	6,257	148,729
Avita Medical, Inc. (A)	4,764	57,073
Avrobio, Inc. (A)	8,115	31,243
Beam Therapeutics, Inc. (A)	8,194	652,980
BioAtla, Inc. (A)	2,812	55,200
BioCryst Pharmaceuticals, Inc. (A)	29,173	404,046
Biogen, Inc. (A)	18,466	4,430,363
Biohaven Pharmaceutical Holding Company, Ltd. (A)	9,034	1,244,976
Bioxcel Therapeutics, Inc. (A)	3,104	63,104
Bluebird Bio, Inc. (A)	11,796	117,842
Blueprint Medicines Corp. (A)	9,494	1,016,902
Bridgebio Pharma, Inc. (A)(C)	17,342	289,265
Brooklyn ImmunoTherapeutics, Inc. (A)	5,482	22,860
C4 Therapeutics, Inc. (A)	6,292	202,602
Cardiff Oncology, Inc. (A)(C)	7,567	45,478
CareDx, Inc. (A)	8,292	377,120
Caribou Biosciences, Inc. (A)	3,327	50,204
Catalyst Pharmaceuticals, Inc. (A)	16,563	112,132
Celldex Therapeutics, Inc. (A)	7,522	290,650
CEL-SCI Corp. (A)	6,481	46,015
Century Therapeutics, Inc. (A)	2,219	35,193
Cerevel Therapeutics Holdings, Inc. (A)	6,571	213,032
ChemoCentryx, Inc. (A)	8,840	321,864
Chimerix, Inc. (A)	12,884	82,844
Chinook Therapeutics, Inc. (A)	6,311	102,932
Clovis Oncology, Inc. (A)(C)	20,138	54,574
Codiak Biosciences, Inc. (A)	3,136	34,935
Cogent Biosciences, Inc. (A)	6,489	55,676
Coherus Biosciences, Inc. (A)	10,519	167,883
Cortexyme, Inc. (A)(C)	3,371	42,542
Crinetics Pharmaceuticals, Inc. (A)	7,085	201,285
CSL, Ltd.	75,544	15,977,573
Cue Biopharma, Inc. (A)	5,251	59,389
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cullinan Oncology, Inc. (A)(C)	4,570	$70,515
Curis, Inc. (A)	14,952	71,172
Cytokinetics, Inc. (A)	12,858	586,068
CytomX Therapeutics, Inc. (A)	11,441	49,540
Day One Biopharmaceuticals, Inc. (A)	1,622	27,331
Deciphera Pharmaceuticals, Inc. (A)	6,895	67,364
Denali Therapeutics, Inc. (A)	14,833	661,552
DermTech, Inc. (A)(C)	4,174	65,949
Design Therapeutics, Inc. (A)	4,060	86,925
Dynavax Technologies Corp. (A)	17,616	247,857
Dyne Therapeutics, Inc. (A)	5,607	66,667
Eagle Pharmaceuticals, Inc. (A)	1,928	98,174
Editas Medicine, Inc. (A)	11,185	296,962
Eiger BioPharmaceuticals, Inc. (A)	6,247	32,422
Emergent BioSolutions, Inc. (A)	8,054	350,107
Enanta Pharmaceuticals, Inc. (A)	3,140	234,809
Epizyme, Inc. (A)	17,043	42,608
Erasca, Inc. (A)(C)	3,740	58,269
Evelo Biosciences, Inc. (A)(C)	5,203	31,582
Exelixis, Inc. (A)	84,069	1,536,781
Fate Therapeutics, Inc. (A)	13,195	772,039
FibroGen, Inc. (A)	14,447	203,703
Foghorn Therapeutics, Inc. (A)	3,154	72,132
Forma Therapeutics Holdings, Inc. (A)	6,051	86,045
Fortress Biotech, Inc. (A)	15,632	39,080
G1 Therapeutics, Inc. (A)(C)	7,095	72,440
Generation Bio Company (A)	7,224	51,146
Genmab A/S (A)	10,902	4,351,566
Geron Corp. (A)	52,665	64,251
Gilead Sciences, Inc.	155,357	11,280,472
Global Blood Therapeutics, Inc. (A)	9,863	288,690
Gossamer Bio, Inc. (A)	10,416	117,805
Graphite Bio, Inc. (A)(C)	3,031	37,675
Grifols SA	49,511	952,723
Gritstone bio, Inc. (A)(C)	7,168	92,180
Halozyme Therapeutics, Inc. (A)	59,911	2,409,021
Heron Therapeutics, Inc. (A)(C)	15,512	141,625
Homology Medicines, Inc. (A)	8,526	31,035
Humanigen, Inc. (A)	8,493	31,594
iBio, Inc. (A)(C)	48,290	26,511
Icosavax, Inc. (A)	2,339	53,516
Ideaya Biosciences, Inc. (A)	5,598	132,337
IGM Biosciences, Inc. (A)(C)	1,362	39,947
Imago Biosciences, Inc. (A)(C)	1,498	35,518
Immuneering Corp., Class A (A)	1,294	20,924
Immunic, Inc. (A)	3,145	30,098
ImmunityBio, Inc. (A)(C)	11,905	72,382
ImmunoGen, Inc. (A)	32,837	243,651
Immunovant, Inc. (A)	7,609	64,829
Incyte Corp. (A)	23,259	1,707,211
Infinity Pharmaceuticals, Inc. (A)	16,691	37,555
Inhibrx, Inc. (A)	4,614	201,493
Inovio Pharmaceuticals, Inc. (A)(C)	33,771	168,517
Insmed, Inc. (A)	18,844	513,311
Instil Bio, Inc. (A)	8,367	143,159
Intellia Therapeutics, Inc. (A)	11,236	1,328,545
Intercept Pharmaceuticals, Inc. (A)(C)	4,586	74,706
Invitae Corp. (A)	32,759	500,230
Ironwood Pharmaceuticals, Inc. (A)	23,772	277,182
iTeos Therapeutics, Inc. (A)	3,410	158,770
IVERIC bio, Inc. (A)	18,385	307,397
Janux Therapeutics, Inc. (A)(C)	2,423	47,806
Jounce Therapeutics, Inc. (A)	6,009	50,175
KalVista Pharmaceuticals, Inc. (A)	3,810	50,406
Karuna Therapeutics, Inc. (A)	3,620	474,220

The accompanying notes are an integral part of the financial statements.	151

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Karyopharm Therapeutics, Inc. (A)	12,947	$83,249
Keros Therapeutics, Inc. (A)	2,596	151,892
Kezar Life Sciences, Inc. (A)	5,468	91,425
Kiniksa Pharmaceuticals, Ltd., Class A (A)	5,141	60,510
Kinnate Biopharma, Inc. (A)	4,671	82,770
Kodiak Sciences, Inc. (A)	5,479	464,510
Kronos Bio, Inc. (A)(C)	6,807	92,507
Krystal Biotech, Inc. (A)	2,993	209,360
Kura Oncology, Inc. (A)	10,590	148,260
Kymera Therapeutics, Inc. (A)	5,635	357,766
Lexicon Pharmaceuticals, Inc. (A)	12,620	49,723
Ligand Pharmaceuticals, Inc. (A)	2,453	378,890
Lineage Cell Therapeutics, Inc. (A)(C)	25,249	61,860
Lyell Immunopharma, Inc. (A)	4,537	35,116
MacroGenics, Inc. (A)	10,242	164,384
Madrigal Pharmaceuticals, Inc. (A)	1,979	167,700
MannKind Corp. (A)	40,171	175,547
MEI Pharma, Inc. (A)	21,240	56,711
MeiraGTx Holdings PLC (A)	5,075	120,481
Mersana Therapeutics, Inc. (A)	12,815	79,709
MiMedx Group, Inc. (A)	19,092	115,316
Moderna, Inc. (A)	44,038	11,184,771
Monte Rosa Therapeutics, Inc. (A)(C)	2,062	42,106
Morphic Holding, Inc. (A)	3,502	165,925
Myriad Genetics, Inc. (A)	12,761	352,204
Neoleukin Therapeutics, Inc. (A)	7,267	35,027
Neurocrine Biosciences, Inc. (A)	25,207	2,146,880
Nkarta, Inc. (A)	2,540	38,989
Nurix Therapeutics, Inc. (A)	5,113	148,021
Nuvalent, Inc., Class A (A)(C)	1,869	35,586
Ocugen, Inc. (A)(C)	30,280	137,774
Olema Pharmaceuticals, Inc. (A)(C)	4,459	41,736
Oncocyte Corp. (A)	11,511	24,979
OPKO Health, Inc. (A)(C)	65,621	315,637
Organogenesis Holdings, Inc. (A)	6,613	61,104
ORIC Pharmaceuticals, Inc. (A)	5,569	81,864
Passage Bio, Inc. (A)	7,026	44,615
PDL BioPharma, Inc. (A)(C)(D)	23,030	41,224
Pfenex, Inc. (A)(D)	6,194	6,790
PMV Pharmaceuticals, Inc. (A)	4,552	105,151
Poseida Therapeutics, Inc. (A)	4,284	29,174
Praxis Precision Medicines, Inc. (A)	5,787	114,004
Precigen, Inc. (A)(C)	17,347	64,357
Precision BioSciences, Inc. (A)	8,754	64,780
Prelude Therapeutics, Inc. (A)(C)	1,976	24,601
Progenics Pharmaceuticals, Inc. (A)(D)	15,140	646
Prometheus Biosciences, Inc. (A)(C)	4,718	186,550
Protagonist Therapeutics, Inc. (A)	7,335	250,857
Prothena Corp. PLC (A)	5,719	282,519
PTC Therapeutics, Inc. (A)	11,428	455,177
Radius Health, Inc. (A)	7,747	53,609
RAPT Therapeutics, Inc. (A)	3,618	132,889
Recursion Pharmaceuticals, Inc., Class A (A)(C)	18,379	314,832
Regeneron Pharmaceuticals, Inc. (A)	13,023	8,224,285
REGENXBIO, Inc. (A)	6,520	213,204
Relay Therapeutics, Inc. (A)	11,116	341,372
Replimune Group, Inc. (A)	5,157	139,755
REVOLUTION Medicines, Inc. (A)	9,811	246,943
Rhythm Pharmaceuticals, Inc. (A)	8,119	81,028
Rigel Pharmaceuticals, Inc. (A)	31,224	82,744
Rocket Pharmaceuticals, Inc. (A)	6,752	147,396
Rubius Therapeutics, Inc. (A)	7,950	76,956
Sana Biotechnology, Inc. (A)(C)	14,181	219,522
Sangamo Therapeutics, Inc. (A)	19,795	148,463
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Scholar Rock Holding Corp. (A)	4,669	$115,978
Selecta Biosciences, Inc. (A)	16,541	53,924
Seres Therapeutics, Inc. (A)	11,931	99,385
Sesen Bio, Inc. (A)	26,588	21,669
Shattuck Labs, Inc. (A)	4,875	41,486
Sorrento Therapeutics, Inc. (A)(C)	47,712	221,861
Spectrum Pharmaceuticals, Inc. (A)	31,926	40,546
Spero Therapeutics, Inc. (A)	4,515	72,285
SpringWorks Therapeutics, Inc. (A)	4,804	297,752
SQZ Biotechnologies Company (A)	4,541	40,551
Stoke Therapeutics, Inc. (A)	3,410	81,806
Surface Oncology, Inc. (A)	7,027	33,589
Sutro Biopharma, Inc. (A)	7,152	106,422
Syndax Pharmaceuticals, Inc. (A)	7,420	162,424
Syros Pharmaceuticals, Inc. (A)	11,795	38,452
Talaris Therapeutics, Inc. (A)	3,350	51,222
Taysha Gene Therapies, Inc. (A)(C)	4,225	49,221
TCR2 Therapeutics, Inc. (A)	6,126	28,547
Tenaya Therapeutics, Inc. (A)(C)	2,402	45,518
TG Therapeutics, Inc. (A)	20,982	398,658
Tonix Pharmaceuticals Holding Corp. (A)	77,647	27,774
Travere Therapeutics, Inc. (A)	9,550	296,432
Turning Point Therapeutics, Inc. (A)	7,603	362,663
Twist Bioscience Corp. (A)	7,691	595,206
United Therapeutics Corp. (A)	11,967	2,585,829
UroGen Pharma, Ltd. (A)(C)	3,538	33,646
Vanda Pharmaceuticals, Inc. (A)	9,191	144,207
Vaxart, Inc. (A)(C)	20,457	128,265
Vaxcyte, Inc. (A)	6,738	160,297
VBI Vaccines, Inc. (A)	34,168	79,953
Vera Therapeutics, Inc. (A)	1,569	41,924
Veracyte, Inc. (A)	11,026	454,271
Verastem, Inc. (A)	27,978	57,355
Vericel Corp. (A)	7,610	299,073
Vertex Pharmaceuticals, Inc. (A)	31,441	6,904,444
Verve Therapeutics, Inc. (A)(C)	2,718	100,213
Viking Therapeutics, Inc. (A)	12,873	59,216
Vincerx Pharma, Inc. (A)	2,677	27,279
Vir Biotechnology, Inc. (A)	9,737	407,688
Viracta Therapeutics, Inc. (A)	7,170	26,171
VistaGen Therapeutics, Inc. (A)	35,755	69,722
Vor BioPharma, Inc. (A)	3,067	35,639
Werewolf Therapeutics, Inc. (A)	4,044	48,164
XBiotech, Inc. (C)	3,068	34,147
Xencor, Inc. (A)	9,269	371,872
Y-mAbs Therapeutics, Inc. (A)	6,185	100,259
Zentalis Pharmaceuticals, Inc. (A)	5,878	494,105
ZIOPHARM Oncology, Inc. (A)(C)	40,464	44,106
		163,354,556
Health care equipment and supplies – 2.7%
Abbott Laboratories	219,667	30,915,934
ABIOMED, Inc. (A)	5,623	2,019,613
Accuray, Inc. (A)	16,272	77,617
Alcon, Inc.	82,942	7,315,928
Align Technology, Inc. (A)	9,105	5,983,624
Alphatec Holdings, Inc. (A)	12,258	140,109
Ambu A/S, Class B (C)	27,809	733,985
AngioDynamics, Inc. (A)	6,284	173,313
Apyx Medical Corp. (A)	5,335	68,395
Asahi Intecc Company, Ltd.	36,000	773,409
Asensus Surgical, Inc. (A)(C)	42,796	47,504
Aspira Women's Health, Inc. (A)(C)	14,342	25,385
AtriCure, Inc. (A)	7,278	506,039
Atrion Corp.	224	157,898
Avanos Medical, Inc. (A)	7,889	273,512

The accompanying notes are an integral part of the financial statements.	152

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Axogen, Inc. (A)	6,940	$65,028
Axonics, Inc. (A)	7,513	420,728
Baxter International, Inc.	61,943	5,317,187
Becton, Dickinson and Company	35,585	8,948,916
BioLife Solutions, Inc. (A)	1,800	67,086
BioMerieux	6,876	977,888
Bioventus, Inc., Class A (A)	4,047	58,641
Boston Scientific Corp. (A)	176,427	7,494,619
Butterfly Network, Inc. (A)(C)	20,953	140,176
Cardiovascular Systems, Inc. (A)	6,532	122,671
Carl Zeiss Meditec AG, Bearer Shares	6,681	1,401,516
Cerus Corp. (A)	27,985	190,578
ClearPoint Neuro, Inc. (A)	3,534	39,651
Cochlear, Ltd.	10,917	1,713,427
Coloplast A/S, B Shares	19,719	3,472,027
CONMED Corp.	4,693	665,280
CryoLife, Inc. (A)	6,588	134,066
CryoPort, Inc. (A)	6,634	392,534
Cutera, Inc. (A)	3,028	125,117
CytoSorbents Corp. (A)	8,150	34,149
DarioHealth Corp. (A)	2,254	29,234
Demant A/S (A)	17,936	918,433
Dentsply Sirona, Inc.	27,080	1,510,793
DexCom, Inc. (A)	11,988	6,436,957
DiaSorin SpA	4,179	795,038
Eargo, Inc. (A)	5,367	27,372
Edwards Lifesciences Corp. (A)	77,235	10,005,794
Envista Holdings Corp. (A)	42,877	1,932,038
Fisher & Paykel Healthcare Corp., Ltd.	95,705	2,144,133
Getinge AB, B Shares	37,967	1,654,684
Glaukos Corp. (A)	7,385	328,189
Globus Medical, Inc., Class A (A)	21,002	1,516,344
GN Store Nord A/S	20,642	1,295,198
Haemonetics Corp. (A)	21,827	1,157,704
Heska Corp. (A)	1,598	291,619
Hologic, Inc. (A)	31,409	2,404,673
Hoya Corp.	61,407	9,112,291
ICU Medical, Inc. (A)	5,305	1,259,089
IDEXX Laboratories, Inc. (A)	10,542	6,941,485
Inari Medical, Inc. (A)	5,582	509,469
Inmode, Ltd. (A)	8,200	578,756
Inogen, Inc. (A)	3,388	115,192
Integer Holdings Corp. (A)	5,325	455,767
Integra LifeSciences Holdings Corp. (A)	19,355	1,296,591
Intersect ENT, Inc. (A)	5,409	147,720
Intuitive Surgical, Inc. (A)	44,198	15,880,341
iRadimed Corp. (A)	1,020	47,134
iRhythm Technologies, Inc. (A)	4,812	566,324
Koninklijke Philips NV	152,274	5,635,905
Lantheus Holdings, Inc. (A)	11,073	319,899
LeMaitre Vascular, Inc.	3,239	162,695
LivaNova PLC (A)	22,824	1,995,502
Masimo Corp. (A)	13,499	3,952,237
Medtronic PLC	167,937	17,373,083
Meridian Bioscience, Inc. (A)	7,187	146,615
Merit Medical Systems, Inc. (A)	8,375	521,763
Mesa Laboratories, Inc.	806	264,441
Natus Medical, Inc. (A)	5,827	138,275
Neogen Corp. (A)	45,944	2,086,317
Nevro Corp. (A)	5,661	458,937
NuVasive, Inc. (A)	22,211	1,165,633
Olympus Corp.	183,308	4,221,075
OraSure Technologies, Inc. (A)	12,339	107,226
Ortho Clinical Diagnostics Holdings PLC (A)	18,248	390,325
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Orthofix Medical, Inc. (A)	3,350	$104,152
OrthoPediatrics Corp. (A)	2,376	142,227
Outset Medical, Inc. (A)	7,525	346,827
PAVmed, Inc. (A)	12,862	31,641
Penumbra, Inc. (A)	9,331	2,680,983
Pulmonx Corp. (A)	4,566	146,432
Pulse Biosciences, Inc. (A)(C)	2,001	29,635
Quidel Corp. (A)	10,077	1,360,294
Quotient, Ltd. (A)	13,310	34,473
ResMed, Inc.	18,031	4,696,715
SeaSpine Holdings Corp. (A)	5,960	81,175
Senseonics Holdings, Inc. (A)(C)	70,561	188,398
Shockwave Medical, Inc. (A)	5,482	977,605
SI-BONE, Inc. (A)	5,841	129,729
Siemens Healthineers AG (B)	46,807	3,489,892
Sientra, Inc. (A)	11,358	41,684
Sight Sciences, Inc. (A)	1,990	34,964
Silk Road Medical, Inc. (A)	5,625	239,681
Smith & Nephew PLC	145,934	2,546,894
Sonova Holding AG	9,086	3,550,779
STAAR Surgical Company (A)	20,359	1,858,777
Stereotaxis, Inc. (A)	9,001	55,806
STERIS PLC	12,361	3,008,791
Straumann Holding AG	1,718	3,632,867
Stryker Corp.	41,586	11,120,928
Surmodics, Inc. (A)	2,388	114,982
Sysmex Corp.	27,779	3,749,652
Tactile Systems Technology, Inc. (A)	3,381	64,340
Tandem Diabetes Care, Inc. (A)	16,881	2,540,928
Teleflex, Inc.	5,799	1,904,856
Terumo Corp.	107,134	4,525,404
The Cooper Companies, Inc.	6,102	2,556,372
TransMedics Group, Inc. (A)	4,301	82,407
Treace Medical Concepts, Inc. (A)	4,426	82,501
Utah Medical Products, Inc.	639	63,900
Vapotherm, Inc. (A)	3,992	82,674
Varex Imaging Corp. (A)	6,354	200,469
ViewRay, Inc. (A)	22,866	125,992
Zimmer Biomet Holdings, Inc.	25,877	3,287,414
		249,205,080
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)	19,208	337,485
Acadia Healthcare Company, Inc. (A)	23,897	1,450,548
Accolade, Inc. (A)	8,294	218,630
AdaptHealth Corp. (A)	11,699	286,158
Addus HomeCare Corp. (A)	2,553	238,731
Agiliti, Inc. (A)	4,118	95,373
Alignment Healthcare, Inc. (A)	12,238	172,066
Amedisys, Inc. (A)	8,663	1,402,366
AmerisourceBergen Corp.	18,537	2,463,382
AMN Healthcare Services, Inc. (A)	7,621	932,277
Amplifon SpA	20,667	1,112,053
Anthem, Inc.	30,211	14,004,007
Apollo Medical Holdings, Inc. (A)(C)	6,099	448,155
Apria, Inc. (A)	2,796	91,150
Aveanna Healthcare Holdings, Inc. (A)	7,173	53,080
Brookdale Senior Living, Inc. (A)	30,752	158,680
Cardinal Health, Inc.	35,952	1,851,168
Castle Biosciences, Inc. (A)	3,564	152,789
Centene Corp. (A)	72,244	5,952,906
Chemed Corp.	4,091	2,164,303
Cigna Corp.	41,176	9,455,245
Community Health Systems, Inc. (A)	20,334	270,646
CorVel Corp. (A)	1,431	297,648
Covetrus, Inc. (A)	17,207	343,624

The accompanying notes are an integral part of the financial statements.	153

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cross Country Healthcare, Inc. (A)	6,074	$168,614
CVS Health Corp.	163,506	16,867,279
DaVita, Inc. (A)	8,311	945,459
Encompass Health Corp.	26,436	1,725,213
Fresenius Medical Care AG & Company KGaA	34,041	2,206,817
Fresenius SE & Company KGaA	69,518	2,794,164
Fulgent Genetics, Inc. (A)(C)	3,360	337,982
Hanger, Inc. (A)	6,556	118,860
HCA Healthcare, Inc.	29,743	7,641,572
HealthEquity, Inc. (A)	35,525	1,571,626
Henry Schein, Inc. (A)	17,309	1,341,967
Humana, Inc.	15,923	7,386,043
InfuSystem Holdings, Inc. (A)	2,355	40,106
Innovage Holding Corp. (A)(C)	3,587	17,935
Laboratory Corp. of America Holdings (A)	11,982	3,764,864
LHC Group, Inc. (A)	13,382	1,836,412
LifeStance Health Group, Inc. (A)(C)	8,048	76,617
Magellan Health, Inc. (A)	3,790	360,012
McKesson Corp.	19,165	4,763,844
Medipal Holdings Corp.	30,441	570,614
MEDNAX, Inc. (A)	12,520	340,669
ModivCare, Inc. (A)	2,037	302,067
Molina Healthcare, Inc. (A)	15,517	4,935,647
National HealthCare Corp.	2,085	141,655
National Research Corp.	2,386	99,067
NMC Health PLC (A)	19,536	391
Option Care Health, Inc. (A)	62,038	1,764,361
Orpea SA	8,582	860,673
Owens & Minor, Inc.	11,733	510,386
Patterson Companies, Inc.	36,846	1,081,430
PetIQ, Inc. (A)	4,563	103,626
Privia Health Group, Inc. (A)	2,841	73,497
Progyny, Inc. (A)	28,855	1,452,849
Quest Diagnostics, Inc.	15,139	2,619,198
R1 RCM, Inc. (A)	54,759	1,395,807
RadNet, Inc. (A)	7,500	225,825
Ramsay Health Care, Ltd.	30,392	1,579,473
Ryman Healthcare, Ltd.	70,543	591,525
Select Medical Holdings Corp.	17,938	527,377
Sonic Healthcare, Ltd.	75,411	2,557,664
Surgery Partners, Inc. (A)	5,354	285,957
Tenet Healthcare Corp. (A)	45,646	3,728,822
The Ensign Group, Inc.	8,556	718,362
The Joint Corp. (A)	2,326	152,795
The Pennant Group, Inc. (A)	4,509	104,068
Tivity Health, Inc. (A)	7,363	194,678
Triple-S Management Corp. (A)	3,708	132,301
UnitedHealth Group, Inc.	117,136	58,818,671
Universal Health Services, Inc., Class B	9,401	1,218,934
US Physical Therapy, Inc.	2,076	198,362
		185,204,607
Health care technology – 0.1%
Allscripts Healthcare Solutions, Inc. (A)	19,941	367,911
American Well Corp., Class A (A)	30,025	181,351
Castlight Health, Inc., B Shares (A)	18,759	28,889
Cerner Corp.	36,625	3,401,364
Computer Programs & Systems, Inc. (A)	2,530	74,129
Evolent Health, Inc., Class A (A)	12,750	352,793
Health Catalyst, Inc. (A)	8,270	327,657
HealthStream, Inc. (A)	4,185	110,317
Inspire Medical Systems, Inc. (A)	4,357	1,002,371
M3, Inc.	73,186	3,690,138
MultiPlan Corp. (A)	60,446	267,776
NextGen Healthcare, Inc. (A)	9,748	173,417
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Omnicell, Inc. (A)	6,995	$1,262,178
OptimizeRx Corp. (A)	2,777	172,479
Phreesia, Inc. (A)	8,019	334,072
Schrodinger, Inc. (A)	7,431	258,822
Simulations Plus, Inc. (C)	2,594	122,696
Tabula Rasa HealthCare, Inc. (A)	4,031	60,465
Vocera Communications, Inc. (A)	5,579	361,742
		12,550,567
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	37,599	6,002,680
Bachem Holding AG, Class B	1,029	805,755
Berkeley Lights, Inc. (A)	8,034	146,058
Bionano Genomics, Inc. (A)(C)	46,523	139,104
Bio-Rad Laboratories, Inc., Class A (A)	2,663	2,012,083
Bio-Techne Corp.	4,819	2,493,061
Bruker Corp.	26,998	2,265,402
Charles River Laboratories International, Inc. (A)	6,245	2,352,991
ChromaDex Corp. (A)	9,189	34,367
Codexis, Inc. (A)	9,865	308,479
Cytek Biosciences, Inc. (A)(C)	2,828	46,153
Danaher Corp.	79,200	26,057,592
Eurofins Scientific SE	22,167	2,746,304
Fluidigm Corp. (A)	14,104	55,288
Harvard Bioscience, Inc. (A)	7,852	55,357
Illumina, Inc. (A)	19,459	7,402,982
Inotiv, Inc. (A)	2,197	92,428
IQVIA Holdings, Inc. (A)	23,742	6,698,568
Lonza Group AG	12,361	10,291,620
MaxCyte, Inc. (A)	15,108	153,951
Medpace Holdings, Inc. (A)	12,317	2,680,672
Mettler-Toledo International, Inc. (A)	2,864	4,860,809
NanoString Technologies, Inc. (A)	7,474	315,627
NeoGenomics, Inc. (A)	18,534	632,380
Pacific Biosciences of California, Inc. (A)	31,596	646,454
PerkinElmer, Inc.	15,751	3,166,896
Personalis, Inc. (A)	6,454	92,099
QIAGEN NV (A)	37,912	2,102,241
Quanterix Corp. (A)	5,128	217,427
Repligen Corp. (A)	13,662	3,618,244
Sartorius Stedim Biotech	4,590	2,520,854
Seer, Inc. (A)(C)	6,853	156,317
Syneos Health, Inc. (A)	27,552	2,829,039
Thermo Fisher Scientific, Inc.	48,975	32,678,079
Waters Corp. (A)	7,603	2,832,878
West Pharmaceutical Services, Inc.	9,167	4,299,415
		133,809,654
Pharmaceuticals – 4.7%
9 Meters Biopharma, Inc. (A)	44,726	43,773
Aclaris Therapeutics, Inc. (A)	8,427	122,529
Aerie Pharmaceuticals, Inc. (A)	7,895	55,423
Amneal Pharmaceuticals, Inc. (A)	17,304	82,886
Amphastar Pharmaceuticals, Inc. (A)	6,091	141,859
ANI Pharmaceuticals, Inc. (A)	1,695	78,106
Antares Pharma, Inc. (A)	29,477	105,233
Arvinas, Inc. (A)	7,513	617,118
Astellas Pharma, Inc.	309,047	5,029,903
AstraZeneca PLC	257,128	30,024,666
Atea Pharmaceuticals, Inc. (A)	10,982	98,179
Athira Pharma, Inc. (A)	5,520	71,926
Axsome Therapeutics, Inc. (A)(C)	4,609	174,128
Bayer AG	163,066	8,708,423
BioDelivery Sciences International, Inc. (A)	17,586	54,517
Bristol-Myers Squibb Company	275,338	17,167,324

The accompanying notes are an integral part of the financial statements.	154

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cara Therapeutics, Inc. (A)	7,748	$94,371
Cassava Sciences, Inc. (A)(C)	6,240	272,688
Catalent, Inc. (A)	21,107	2,702,329
Chugai Pharmaceutical Company, Ltd.	111,502	3,634,519
Citius Pharmaceuticals, Inc. (A)	17,697	27,253
Collegium Pharmaceutical, Inc. (A)	5,838	109,054
Corcept Therapeutics, Inc. (A)	15,642	309,712
CorMedix, Inc. (A)	6,176	28,101
Cymabay Therapeutics, Inc. (A)	14,809	50,054
Daiichi Sankyo Company, Ltd.	290,858	7,402,748
DICE Therapeutics, Inc. (A)	2,006	50,772
Durect Corp. (A)	43,508	42,895
Edgewise Therapeutics, Inc. (A)(C)	6,023	92,031
Eisai Company, Ltd.	39,368	2,234,835
Elanco Animal Health, Inc. (A)(D)	9,534	0
Eli Lilly & Company	98,918	27,323,130
Endo International PLC (A)	37,792	142,098
Esperion Therapeutics, Inc. (A)(C)	5,167	25,835
Evolus, Inc. (A)	6,245	40,655
EyePoint Pharmaceuticals, Inc. (A)	3,779	46,255
Fulcrum Therapeutics, Inc. (A)	4,595	81,286
GlaxoSmithKline PLC	835,182	18,184,209
Harmony Biosciences Holdings, Inc. (A)	3,654	155,807
Hikma Pharmaceuticals PLC	28,816	865,374
Ikena Oncology, Inc. (A)	4,422	55,452
Innoviva, Inc. (A)	6,767	116,731
Intra-Cellular Therapies, Inc. (A)	11,483	601,020
Ipsen SA	6,260	572,851
Jazz Pharmaceuticals PLC (A)	16,333	2,080,824
Johnson & Johnson	327,106	55,958,023
KemPharm, Inc. (A)	5,959	51,903
Kyowa Kirin Company, Ltd.	44,859	1,223,112
Marinus Pharmaceuticals, Inc. (A)	6,860	81,497
Merck & Company, Inc.	313,658	24,038,749
Merck KGaA	21,452	5,518,678
Mind Medicine MindMed, Inc. (A)	59,512	82,127
NGM Biopharmaceuticals, Inc. (A)	5,505	97,494
Nippon Shinyaku Company, Ltd.	8,200	571,009
Novartis AG	363,667	31,956,137
Novo Nordisk A/S, B Shares	279,506	31,395,753
Nuvation Bio, Inc. (A)	24,501	208,259
Ocular Therapeutix, Inc. (A)	13,671	95,287
Omeros Corp. (A)(C)	10,581	68,036
Ono Pharmaceutical Company, Ltd.	61,400	1,526,121
Oramed Pharmaceuticals, Inc. (A)	5,012	71,571
Organon & Company	31,413	956,526
Orion OYJ, Class B	17,616	731,747
Otsuka Holdings Company, Ltd.	64,793	2,357,228
Pacira BioSciences, Inc. (A)	7,166	431,178
Paratek Pharmaceuticals, Inc. (A)(C)	7,494	33,648
Perrigo Company PLC	35,545	1,382,701
Pfizer, Inc.	697,305	41,175,860
Phathom Pharmaceuticals, Inc. (A)	3,691	72,602
Phibro Animal Health Corp., Class A	3,700	75,554
Pliant Therapeutics, Inc. (A)	4,457	60,170
Prestige Consumer Healthcare, Inc. (A)	7,984	484,230
Provention Bio, Inc. (A)(C)	10,129	56,925
Rain Therapeutics, Inc. (A)	2,557	32,934
Reata Pharmaceuticals, Inc., Class A (A)	4,510	118,929
Recordati Industria Chimica e Farmaceutica SpA	17,356	1,114,499
Relmada Therapeutics, Inc. (A)	2,909	65,540
Revance Therapeutics, Inc. (A)	11,973	195,399
Roche Holding AG	116,614	48,378,616
Roche Holding AG, Bearer Shares	5,311	2,377,104
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sanofi	188,738	$18,938,717
Santen Pharmaceutical Company, Ltd.	59,800	730,083
Seelos Therapeutics, Inc. (A)	16,168	26,354
Shionogi & Company, Ltd.	43,911	3,088,978
SIGA Technologies, Inc. (A)	8,282	62,281
Sumitomo Dainippon Pharma Company, Ltd.	29,692	342,569
Supernus Pharmaceuticals, Inc. (A)	7,977	232,609
Taisho Pharmaceutical Holdings Company, Ltd.	6,316	291,546
Takeda Pharmaceutical Company, Ltd.	262,598	7,171,102
Tarsus Pharmaceuticals, Inc. (A)	1,280	28,800
Teva Pharmaceutical Industries, Ltd., ADR (A)	183,008	1,465,894
TherapeuticsMD, Inc. (A)(C)	83,719	29,762
Theravance Biopharma, Inc. (A)	10,399	114,909
UCB SA	20,985	2,394,933
Viatris, Inc.	149,841	2,027,349
Vifor Pharma AG	8,092	1,437,525
Zoetis, Inc.	58,725	14,330,662
Zogenix, Inc. (A)	9,475	153,969
		435,832,070
		1,179,956,534
Industrials – 11.3%
Aerospace and defense – 1.2%
AAR Corp. (A)	5,693	222,198
Aerojet Rocketdyne Holdings, Inc.	12,041	563,037
AeroVironment, Inc. (A)	3,611	223,990
Airbus SE (A)	97,850	12,519,303
Astronics Corp. (A)	4,926	59,112
Axon Enterprise, Inc. (A)	17,451	2,739,807
BAE Systems PLC	533,811	3,980,731
Byrna Technologies, Inc. (A)	3,275	43,721
Curtiss-Wright Corp.	10,426	1,445,773
Dassault Aviation SA	4,157	449,609
Ducommun, Inc. (A)	1,957	91,529
Elbit Systems, Ltd.	4,402	760,905
General Dynamics Corp.	28,749	5,993,304
Hexcel Corp. (A)	22,291	1,154,674
Howmet Aerospace, Inc.	47,831	1,522,461
Huntington Ingalls Industries, Inc.	4,974	928,845
Kaman Corp.	4,573	197,325
Kratos Defense & Security Solutions, Inc. (A)	20,074	389,436
L3Harris Technologies, Inc.	24,201	5,160,621
Lockheed Martin Corp.	30,538	10,853,511
Maxar Technologies, Inc.	11,753	347,066
Mercury Systems, Inc. (A)	15,051	828,708
Moog, Inc., Class A	4,660	377,320
MTU Aero Engines AG	8,863	1,799,577
National Presto Industries, Inc.	960	78,749
Northrop Grumman Corp.	18,649	7,218,468
PAE, Inc. (A)	11,818	117,353
Park Aerospace Corp.	4,186	55,255
Parsons Corp. (A)	4,223	142,104
Raytheon Technologies Corp.	186,839	16,079,364
Rolls-Royce Holdings PLC (A)	1,388,882	2,318,232
Safran SA	56,732	6,945,311
Singapore Technologies Engineering, Ltd.	259,152	723,220
Textron, Inc.	27,773	2,144,076
Thales SA	17,708	1,506,358
The Boeing Company (A)	68,271	13,744,318
TransDigm Group, Inc. (A)	6,487	4,127,548
Triumph Group, Inc. (A)	10,456	193,750

The accompanying notes are an integral part of the financial statements.	155

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Vectrus, Inc. (A)	1,974	$90,350
		108,137,019
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	9,662	283,870
Atlas Air Worldwide Holdings, Inc. (A)	4,636	436,340
CH Robinson Worldwide, Inc.	16,320	1,756,522
Deutsche Post AG	164,531	10,582,758
DSV A/S	33,861	7,890,570
Expeditors International of Washington, Inc.	21,051	2,826,939
FedEx Corp.	30,476	7,882,313
Forward Air Corp.	4,343	525,894
GXO Logistics, Inc. (A)	26,197	2,379,474
Hub Group, Inc., Class A (A)	5,268	443,776
InPost SA (A)	33,196	398,641
Radiant Logistics, Inc. (A)	7,915	57,700
SG Holdings Company, Ltd.	53,100	1,245,112
United Parcel Service, Inc., Class B	90,241	19,342,256
Yamato Holdings Company, Ltd.	48,393	1,136,825
		57,188,990
Airlines – 0.2%
Alaska Air Group, Inc. (A)	15,517	808,436
Allegiant Travel Company (A)	2,507	468,909
American Airlines Group, Inc. (A)	80,224	1,440,823
ANA Holdings, Inc. (A)	26,549	555,003
Delta Air Lines, Inc. (A)	79,290	3,098,653
Deutsche Lufthansa AG (A)	99,215	694,698
Frontier Group Holdings, Inc. (A)	6,090	82,641
Hawaiian Holdings, Inc. (A)	8,873	162,997
Japan Airlines Company, Ltd. (A)	23,940	454,460
JetBlue Airways Corp. (A)	84,503	1,203,323
Mesa Air Group, Inc. (A)	6,639	37,178
Qantas Airways, Ltd. (A)	153,396	559,567
Singapore Airlines, Ltd. (A)	222,427	824,703
SkyWest, Inc. (A)	8,150	320,295
Southwest Airlines Company (A)	73,310	3,140,600
Spirit Airlines, Inc. (A)	16,030	350,256
Sun Country Airlines Holdings, Inc. (A)	3,963	107,992
United Airlines Holdings, Inc. (A)	40,098	1,755,490
		16,066,024
Building products – 1.0%
A.O. Smith Corp.	16,504	1,416,868
AAON, Inc.	6,727	534,326
AGC, Inc.	32,076	1,532,369
Allegion PLC	11,114	1,471,938
American Woodmark Corp. (A)	2,832	184,646
Apogee Enterprises, Inc.	4,190	201,749
Assa Abloy AB, B Shares	166,365	5,070,967
Builders FirstSource, Inc. (A)	50,883	4,361,182
Caesarstone, Ltd.	4,720	53,525
Carlisle Companies, Inc.	13,893	3,447,131
Carrier Global Corp.	107,515	5,831,614
Cie de Saint-Gobain	83,976	5,907,422
Cornerstone Building Brands, Inc. (A)	9,363	163,291
CSW Industrials, Inc.	2,359	285,109
Daikin Industries, Ltd.	41,397	9,377,214
Fortune Brands Home & Security, Inc.	17,084	1,826,280
Geberit AG	5,955	4,854,121
Gibraltar Industries, Inc. (A)	5,313	354,271
Griffon Corp.	7,738	220,378
Insteel Industries, Inc.	3,142	125,083
JELD-WEN Holding, Inc. (A)	13,799	363,742
Johnson Controls International PLC	88,250	7,175,608
Kingspan Group PLC	25,566	3,049,639
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Lennox International, Inc.	8,944	$2,901,076
Lixil Corp.	44,250	1,180,454
Masco Corp.	30,625	2,150,488
Masonite International Corp. (A)	3,871	456,584
Nibe Industrier AB, B Shares	236,751	3,577,292
Owens Corning	26,700	2,416,350
PGT Innovations, Inc. (A)	9,463	212,823
Quanex Building Products Corp.	5,993	148,507
Resideo Technologies, Inc. (A)	23,475	611,054
Rockwool International A/S, B Shares	1,390	606,982
Simpson Manufacturing Company, Inc.	18,526	2,576,411
TOTO, Ltd.	23,500	1,084,231
Trane Technologies PLC	29,442	5,948,167
Trex Company, Inc. (A)	30,587	4,130,163
UFP Industries, Inc.	9,652	888,081
View, Inc. (A)(C)	21,339	83,435
Xinyi Glass Holdings, Ltd.	302,000	756,456
Zurn Water Solutions Corp.	19,530	710,892
		88,247,919
Commercial services and supplies – 0.5%
ABM Industries, Inc.	10,957	447,593
ACCO Brands Corp.	15,973	131,937
Brady Corp., Class A	7,477	403,010
Brambles, Ltd.	239,311	1,851,387
BrightView Holdings, Inc. (A)	7,156	100,756
Casella Waste Systems, Inc., Class A (A)	7,949	679,004
CECO Environmental Corp. (A)	4,840	30,153
Cimpress PLC (A)	2,782	199,219
Cintas Corp.	10,845	4,806,179
Clean Harbors, Inc. (A)	13,301	1,327,041
Copart, Inc. (A)	26,383	4,000,190
CoreCivic, Inc. (A)	19,627	195,681
Dai Nippon Printing Company, Ltd.	36,873	927,976
Deluxe Corp.	6,884	221,045
Ennis, Inc.	4,335	84,663
Harsco Corp. (A)	13,152	219,770
Healthcare Services Group, Inc.	12,571	223,638
Heritage-Crystal Clean, Inc. (A)	2,836	90,809
HNI Corp.	7,121	299,438
IAA, Inc. (A)	35,830	1,813,715
Interface, Inc.	10,061	160,473
KAR Auction Services, Inc. (A)	19,280	301,154
Kimball International, Inc., Class B	7,693	78,699
Matthews International Corp., Class A	5,258	192,811
MillerKnoll, Inc.	32,276	1,264,896
Montrose Environmental Group, Inc. (A)	3,947	278,303
MSA Safety, Inc.	9,688	1,462,500
Pitney Bowes, Inc.	28,957	191,985
Rentokil Initial PLC	308,618	2,442,941
Republic Services, Inc.	26,036	3,630,720
Rollins, Inc.	28,047	959,488
RR Donnelley & Sons Company (A)	11,796	132,823
Secom Company, Ltd.	34,855	2,421,943
Securitas AB, B Shares	51,974	714,978
Sohgo Security Services Company, Ltd.	11,900	472,856
SP Plus Corp. (A)	4,069	114,827
Steelcase, Inc., Class A	14,636	171,534
Stericycle, Inc. (A)	24,409	1,455,753
Tetra Tech, Inc.	23,032	3,910,834
The Brink's Company	20,928	1,372,249
Toppan, Inc.	43,562	817,472
UniFirst Corp.	2,415	508,116
US Ecology, Inc. (A)	5,335	170,400
Viad Corp. (A)	3,348	143,261
VSE Corp.	1,949	118,772

The accompanying notes are an integral part of the financial statements.	156

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Waste Management, Inc.	48,003	$8,011,701
		49,554,693
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	40,709	1,085,345
AECOM (A)	38,278	2,960,803
Ameresco, Inc., Class A (A)	4,998	407,037
API Group Corp. (A)	32,571	839,355
Arcosa, Inc.	7,816	411,903
Argan, Inc.	2,706	104,695
Bouygues SA	37,958	1,358,744
Comfort Systems USA, Inc.	5,766	570,488
Concrete Pumping Holdings, Inc. (A)	5,156	42,279
Construction Partners, Inc., Class A (A)	4,693	138,021
Dycom Industries, Inc. (A)	12,821	1,202,097
Eiffage SA	13,826	1,425,512
EMCOR Group, Inc.	22,754	2,898,632
Ferrovial SA	80,594	2,520,469
Fluor Corp. (A)	60,797	1,505,942
Granite Construction, Inc.	7,411	286,806
Great Lakes Dredge & Dock Corp. (A)	10,640	167,261
IES Holdings, Inc. (A)	1,488	75,352
Infrastructure and Energy Alternatives, Inc. (A)	5,254	48,337
Kajima Corp.	74,585	857,169
MasTec, Inc. (A)	15,202	1,402,841
Matrix Service Company (A)	5,607	42,165
MYR Group, Inc. (A)	2,653	293,289
Northwest Pipe Company (A)	2,032	64,618
NV5 Global, Inc. (A)	2,129	294,057
Obayashi Corp.	107,815	834,417
Primoris Services Corp.	8,639	207,163
Quanta Services, Inc.	17,242	1,976,968
Shimizu Corp.	91,629	568,131
Skanska AB, B Shares	56,467	1,459,171
Sterling Construction Company, Inc. (A)	4,883	128,423
Taisei Corp.	31,673	963,179
Tutor Perini Corp. (A)	7,083	87,617
Valmont Industries, Inc.	5,639	1,412,570
Vinci SA	89,279	9,429,182
WillScot Mobile Mini Holdings Corp. (A)	34,203	1,396,851
		39,466,889
Electrical equipment – 1.1%
ABB, Ltd.	272,631	10,390,724
Acuity Brands, Inc.	9,280	1,964,762
Allied Motion Technologies, Inc.	2,213	80,752
American Superconductor Corp. (A)	5,408	58,839
AMETEK, Inc.	28,648	4,212,402
Array Technologies, Inc. (A)	20,946	328,643
Atkore, Inc. (A)	7,453	828,699
AZZ, Inc.	3,903	215,797
Babcock & Wilcox Enterprises, Inc. (A)	9,757	88,008
Beam Global (A)(C)	1,796	33,406
Blink Charging Company (A)(C)	5,999	159,033
Bloom Energy Corp., Class A (A)	22,801	500,026
Eaton Corp. PLC	49,390	8,535,580
Emerson Electric Company	74,072	6,886,474
Encore Wire Corp.	3,180	455,058
EnerSys	18,037	1,426,005
Eos Energy Enterprises, Inc. (A)(C)	7,745	58,242
FuelCell Energy, Inc. (A)(C)	59,560	309,712
Fuji Electric Company, Ltd.	21,040	1,149,375
Generac Holdings, Inc. (A)	7,821	2,752,366
GrafTech International, Ltd.	32,537	384,913
Hubbell, Inc.	14,457	3,010,959
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Legrand SA	44,392	$5,199,237
Mitsubishi Electric Corp.	302,897	3,844,682
Nidec Corp.	74,186	8,775,781
nVent Electric PLC	44,702	1,698,676
Powell Industries, Inc.	1,982	58,449
Prysmian SpA	42,282	1,590,486
Regal Rexnord Corp.	18,004	3,063,921
Rockwell Automation, Inc.	14,377	5,015,416
Romeo Power, Inc. (A)(C)	22,897	83,574
Schneider Electric SE	89,728	17,640,112
Siemens Energy AG (A)	66,336	1,692,516
Siemens Gamesa Renewable Energy SA (A)	39,570	939,703
Stem, Inc. (A)	17,682	335,428
Sunrun, Inc. (A)	55,003	1,886,603
Thermon Group Holdings, Inc. (A)	5,840	98,871
TPI Composites, Inc. (A)	6,220	93,051
Vestas Wind Systems A/S	167,622	5,104,949
Vicor Corp. (A)	9,107	1,156,407
		102,107,637
Industrial conglomerates – 1.0%
3M Company	71,698	12,735,716
CK Hutchison Holdings, Ltd.	446,738	2,876,288
DCC PLC	16,368	1,339,936
General Electric Company	136,009	12,848,770
Hitachi, Ltd.	160,694	8,705,328
Honeywell International, Inc.	85,546	17,837,196
Investment AB Latour, B Shares	24,574	998,403
Jardine Matheson Holdings, Ltd.	35,900	1,974,055
Keppel Corp., Ltd.	241,745	919,357
Lifco AB, B Shares	38,692	1,155,677
Melrose Industries PLC	725,748	1,578,345
Roper Technologies, Inc.	13,063	6,425,167
Siemens AG	126,977	21,992,769
Smiths Group PLC	65,792	1,408,296
Toshiba Corp.	68,028	2,799,244
		95,594,547
Machinery – 2.4%
AGCO Corp.	16,305	1,891,706
Alamo Group, Inc.	1,528	224,891
Albany International Corp., Class A	4,997	441,985
Alfa Laval AB	52,217	2,097,533
Alstom SA	52,668	1,870,264
Altra Industrial Motion Corp.	10,637	548,550
Astec Industries, Inc.	3,764	260,732
Atlas Copco AB, A Shares	111,461	7,702,047
Atlas Copco AB, B Shares	64,770	3,804,606
Barnes Group, Inc.	7,672	357,438
Blue Bird Corp. (A)	2,759	43,151
Caterpillar, Inc.	67,102	13,872,667
Chart Industries, Inc. (A)	5,909	942,426
CIRCOR International, Inc. (A)	3,420	92,956
CNH Industrial NV	169,850	3,283,914
Colfax Corp. (A)	35,780	1,644,807
Columbus McKinnon Corp.	4,539	209,974
Commercial Vehicle Group, Inc. (A)	6,138	49,472
Crane Company	13,264	1,349,347
Cummins, Inc.	17,794	3,881,583
Daifuku Company, Ltd.	16,800	1,373,818
Daimler Truck Holding AG (A)	71,030	2,611,216
Deere & Company	35,173	12,060,470
Desktop Metal, Inc., Class A (A)	31,249	154,683
Donaldson Company, Inc.	32,840	1,946,098
Douglas Dynamics, Inc.	3,694	144,288
Dover Corp.	17,838	3,239,381

The accompanying notes are an integral part of the financial statements.	157

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Energy Recovery, Inc. (A)	7,065	$151,827
Enerpac Tool Group Corp.	10,121	205,254
EnPro Industries, Inc.	3,346	368,294
Epiroc AB, A Shares	109,386	2,765,911
Epiroc AB, B Shares	64,728	1,368,816
ESCO Technologies, Inc.	4,149	373,369
Evoqua Water Technologies Corp. (A)	18,790	878,433
FANUC Corp.	31,818	6,763,294
Federal Signal Corp.	9,633	417,494
Flowserve Corp.	34,613	1,059,158
Fortive Corp.	44,407	3,387,810
Franklin Electric Company, Inc.	7,408	700,500
GEA Group AG	25,465	1,390,882
Graco, Inc.	45,161	3,640,880
Helios Technologies, Inc.	5,268	554,036
Hillenbrand, Inc.	11,820	614,522
Hino Motors, Ltd.	47,642	392,854
Hitachi Construction Machinery Company, Ltd.	17,852	515,832
Hoshizaki Corp.	9,000	677,141
Husqvarna AB, B Shares	69,452	1,110,461
Hydrofarm Holdings Group, Inc. (A)	6,582	186,205
Hyliion Holdings Corp. (A)(C)	20,148	124,918
Hyster-Yale Materials Handling, Inc.	1,831	75,254
Ideanomics, Inc. (A)(C)	69,539	83,447
IDEX Corp.	9,417	2,225,425
Illinois Tool Works, Inc.	35,515	8,765,102
Ingersoll Rand, Inc.	50,204	3,106,121
ITT, Inc.	22,745	2,324,312
John Bean Technologies Corp.	5,058	776,706
Kadant, Inc.	1,850	426,388
Kennametal, Inc.	35,897	1,289,061
KION Group AG	11,977	1,308,196
Knorr-Bremse AG	12,040	1,189,124
Komatsu, Ltd.	145,376	3,399,761
Kone OYJ, B Shares	56,416	4,048,337
Kornit Digital, Ltd. (A)	7,700	1,172,325
Kubota Corp.	170,552	3,792,403
Kurita Water Industries, Ltd.	16,427	778,780
Lincoln Electric Holdings, Inc.	15,690	2,188,284
Lindsay Corp.	1,711	260,072
Luxfer Holdings PLC	4,941	95,411
Makita Corp.	37,152	1,577,090
Meritor, Inc. (A)	10,948	271,291
Miller Industries, Inc.	1,979	66,099
MINEBEA MITSUMI, Inc.	60,300	1,713,341
MISUMI Group, Inc.	47,200	1,939,069
Mitsubishi Heavy Industries, Ltd.	53,163	1,229,150
Miura Company, Ltd.	14,600	502,612
Mueller Industries, Inc.	8,997	534,062
Mueller Water Products, Inc., Class A	25,665	369,576
NGK Insulators, Ltd.	42,761	723,730
Nikola Corp. (A)(C)	36,836	363,571
Nordson Corp.	14,361	3,665,932
Omega Flex, Inc.	500	63,475
Oshkosh Corp.	18,237	2,055,492
Otis Worldwide Corp.	52,881	4,604,349
PACCAR, Inc.	43,018	3,796,769
Parker-Hannifin Corp.	15,991	5,087,057
Pentair PLC	20,552	1,500,913
Proto Labs, Inc. (A)	4,662	239,394
Rational AG	849	868,326
RBC Bearings, Inc. (A)	4,251	858,574
REV Group, Inc.	5,003	70,792
Sandvik AB	187,386	5,223,108
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Schindler Holding AG	3,340	$892,574
Schindler Holding AG, Participation Certificates	6,759	1,814,318
SKF AB, B Shares	63,434	1,500,196
SMC Corp.	9,547	6,452,416
Snap-on, Inc.	6,687	1,440,246
Spirax-Sarco Engineering PLC	12,244	2,664,666
SPX Corp. (A)	7,069	421,878
SPX FLOW, Inc.	6,707	580,021
Standex International Corp.	1,966	217,558
Stanley Black & Decker, Inc.	20,192	3,808,615
Techtronic Industries Company, Ltd.	228,242	4,549,981
Tennant Company	2,965	240,284
Terex Corp.	29,605	1,301,140
The Gorman-Rupp Company	3,754	167,241
The Greenbrier Companies, Inc.	5,070	232,662
The Manitowoc Company, Inc. (A)	5,955	110,703
The Middleby Corp. (A)	14,780	2,908,113
The Shyft Group, Inc.	5,578	274,047
The Timken Company	18,342	1,270,917
The Toro Company	28,283	2,825,755
Titan International, Inc. (A)	9,585	105,052
Toyota Industries Corp.	24,353	1,948,068
Trinity Industries, Inc.	34,390	1,038,578
VAT Group AG (B)	4,482	2,220,936
Volvo AB, A Shares	33,230	779,493
Volvo AB, B Shares	237,301	5,487,938
Wabash National Corp.	8,279	161,606
Wabtec Corp.	23,423	2,157,493
Wartsila OYJ ABP	78,573	1,102,047
Watts Water Technologies, Inc., Class A	4,400	854,348
Welbilt, Inc. (A)	21,127	502,189
Woodward, Inc.	16,751	1,833,564
Xylem, Inc.	22,324	2,677,094
Yaskawa Electric Corp.	39,810	1,953,303
		224,871,215
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	521	1,728,451
A.P. Moller - Maersk A/S, Series B	961	3,430,109
Costamare, Inc.	8,753	110,725
Eagle Bulk Shipping, Inc. (C)	1,633	74,302
Genco Shipping & Trading, Ltd.	5,503	88,048
Kirby Corp. (A)	15,972	949,056
Kuehne + Nagel International AG	9,019	2,904,634
Matson, Inc.	6,695	602,751
Nippon Yusen KK	26,825	2,045,484
Safe Bulkers, Inc. (A)	11,401	42,982
SITC International Holdings Company, Ltd.	223,000	806,521
		12,783,063
Professional services – 1.0%
Acacia Research Corp. (A)	9,416	48,304
Adecco Group AG	25,723	1,310,776
ASGN, Inc. (A)	22,062	2,722,451
Barrett Business Services, Inc.	1,349	93,162
Benefit One, Inc.	13,300	571,428
Bureau Veritas SA	48,805	1,620,274
CACI International, Inc., Class A (A)	6,198	1,668,564
CBIZ, Inc. (A)	8,006	313,195
CRA International, Inc.	1,245	116,233
Equifax, Inc.	15,097	4,420,251
Experian PLC	153,029	7,537,575
Exponent, Inc.	8,378	977,964
First Advantage Corp. (A)	7,756	147,674
Forrester Research, Inc. (A)	2,019	118,576

The accompanying notes are an integral part of the financial statements.	158

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Franklin Covey Company (A)	2,291	$106,211
FTI Consulting, Inc. (A)	9,111	1,397,810
Heidrick & Struggles International, Inc.	3,293	144,003
Huron Consulting Group, Inc. (A)	3,656	182,434
ICF International, Inc.	2,971	304,676
IHS Markit, Ltd.	49,391	6,565,052
Insperity, Inc.	15,398	1,818,658
Intertek Group PLC	26,789	2,043,663
Jacobs Engineering Group, Inc.	16,147	2,248,147
KBR, Inc.	60,127	2,863,248
Kelly Services, Inc., Class A	6,115	102,549
Kforce, Inc.	3,284	247,022
Korn Ferry	8,736	661,577
Leidos Holdings, Inc.	17,541	1,559,395
ManpowerGroup, Inc.	14,412	1,402,720
ManTech International Corp., Class A	4,370	318,704
Nielsen Holdings PLC	44,458	911,834
Nihon M&A Center Holdings, Inc.	50,300	1,233,816
Persol Holdings Company, Ltd.	29,500	857,661
Randstad NV	19,847	1,353,907
Recruit Holdings Company, Ltd.	225,200	13,704,701
RELX PLC	320,977	10,478,905
Resources Connection, Inc.	5,997	106,986
Robert Half International, Inc.	13,874	1,547,228
Science Applications International Corp.	15,296	1,278,593
SGS SA	995	3,317,028
Sterling Check Corp. (A)(C)	1,982	40,651
Teleperformance	9,749	4,358,544
TriNet Group, Inc. (A)	6,539	622,905
TrueBlue, Inc. (A)	5,811	160,790
Upwork, Inc. (A)	19,143	653,925
Verisk Analytics, Inc.	19,993	4,572,999
Willdan Group, Inc. (A)	2,157	75,926
Wolters Kluwer NV	44,403	5,226,272
		94,134,967
Road and rail – 0.9%
ArcBest Corp.	4,083	489,348
Aurizon Holdings, Ltd.	305,531	776,240
Avis Budget Group, Inc. (A)	17,336	3,594,966
Central Japan Railway Company	23,976	3,190,533
Covenant Logistics Group, Inc. (A)	2,127	56,217
CSX Corp.	275,276	10,350,378
Daseke, Inc. (A)	7,297	73,262
East Japan Railway Company	50,140	3,082,382
Hankyu Hanshin Holdings, Inc.	38,000	1,079,913
Heartland Express, Inc.	7,688	129,312
JB Hunt Transport Services, Inc.	10,428	2,131,483
Keio Corp.	17,115	755,150
Keisei Electric Railway Company, Ltd.	21,494	581,467
Kintetsu Group Holdings Company, Ltd. (A)	28,474	795,980
Knight-Swift Transportation Holdings, Inc.	44,096	2,687,210
Landstar System, Inc.	10,126	1,812,757
Marten Transport, Ltd.	10,031	172,132
MTR Corp., Ltd.	256,815	1,378,596
Nippon Express Company, Ltd.	12,746	762,781
Norfolk Southern Corp.	30,086	8,956,903
Odakyu Electric Railway Company, Ltd.	48,979	910,592
Old Dominion Freight Line, Inc.	11,623	4,165,451
Ryder System, Inc.	14,267	1,176,029
Saia, Inc. (A)	11,279	3,801,361
Tobu Railway Company, Ltd.	31,373	715,930
Tokyu Corp.	83,008	1,103,482
U.S. Xpress Enterprises, Inc., Class A (A)	5,913	34,709
Union Pacific Corp.	79,890	20,126,688
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Werner Enterprises, Inc.	25,955	$1,237,015
West Japan Railway Company	35,825	1,498,306
XPO Logistics, Inc. (A)	26,212	2,029,595
Yellow Corp. (A)	8,700	109,533
		79,765,701
Trading companies and distributors – 0.8%
Alta Equipment Group, Inc. (A)	3,834	56,130
Applied Industrial Technologies, Inc.	6,224	639,205
Ashtead Group PLC	74,269	5,987,161
Beacon Roofing Supply, Inc. (A)	9,099	521,828
BlueLinx Holdings, Inc. (A)	1,553	148,715
Boise Cascade Company	6,362	452,974
Brenntag SE	25,645	2,315,841
Bunzl PLC	55,986	2,187,110
Custom Truck One Source, Inc. (A)(C)	8,004	64,032
DXP Enterprises, Inc. (A)	3,132	80,398
Fastenal Company	71,215	4,562,033
Ferguson PLC	36,900	6,554,422
GATX Corp.	15,082	1,571,394
Global Industrial Company	2,153	88,058
GMS, Inc. (A)	6,933	416,743
H&E Equipment Services, Inc.	5,300	234,631
Herc Holdings, Inc.	4,043	632,932
IMCD NV	9,459	2,090,468
ITOCHU Corp.	197,304	6,036,294
Marubeni Corp.	259,659	2,529,857
McGrath RentCorp	3,937	315,984
Mitsubishi Corp.	209,606	6,655,640
Mitsui & Company, Ltd.	259,003	6,137,817
MonotaRO Company, Ltd.	41,600	748,217
MRC Global, Inc. (A)	13,550	93,224
MSC Industrial Direct Company, Inc., Class A	12,440	1,045,706
NOW, Inc. (A)	18,290	156,197
Reece, Ltd.	48,250	948,894
Rush Enterprises, Inc., Class A	6,325	351,923
Rush Enterprises, Inc., Class B	1,569	84,679
Sumitomo Corp.	186,938	2,766,569
Textainer Group Holdings, Ltd.	7,704	275,110
Titan Machinery, Inc. (A)	3,357	113,097
Toyota Tsusho Corp.	35,282	1,626,385
Transcat, Inc. (A)	1,202	111,101
Triton International, Ltd.	10,769	648,617
United Rentals, Inc. (A)	8,970	2,980,641
Univar Solutions, Inc. (A)	45,425	1,287,799
Veritiv Corp. (A)	2,338	286,569
W.W. Grainger, Inc.	5,420	2,808,861
Watsco, Inc.	8,775	2,745,522
WESCO International, Inc. (A)	7,191	946,264
		70,305,042
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	12,449	1,960,518
Aeroports de Paris (A)	4,928	635,730
Atlantia SpA (A)	82,240	1,631,787
Auckland International Airport, Ltd. (A)	207,770	1,093,666
Getlink SE	73,033	1,209,593
Sydney Airport (A)	219,489	1,385,739
Transurban Group	506,202	5,084,442
		13,001,475
		1,051,225,181
Information technology – 20.5%
Communications equipment – 0.7%
ADTRAN, Inc.	8,121	185,402
Arista Networks, Inc. (A)	27,756	3,989,925

The accompanying notes are an integral part of the financial statements.	159

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Aviat Networks, Inc. (A)	1,802	$57,808
CalAmp Corp. (A)	7,023	49,582
Calix, Inc. (A)	8,940	714,932
Cambium Networks Corp. (A)	1,840	47,159
Ciena Corp. (A)	41,166	3,168,547
Cisco Systems, Inc.	524,656	33,247,451
Clearfield, Inc. (A)	1,929	162,846
Comtech Telecommunications Corp.	4,321	102,364
Digi International, Inc. (A)	5,956	146,339
DZS, Inc. (A)	2,269	36,803
Extreme Networks, Inc. (A)	20,330	319,181
F5, Inc. (A)	7,473	1,828,718
Harmonic, Inc. (A)	14,796	174,001
Infinera Corp. (A)	29,909	286,827
Inseego Corp. (A)(C)	15,028	87,613
Juniper Networks, Inc.	40,289	1,438,720
Lumentum Holdings, Inc. (A)	19,211	2,031,947
Motorola Solutions, Inc.	20,981	5,700,538
NETGEAR, Inc. (A)	4,864	142,077
NetScout Systems, Inc. (A)	11,288	373,407
Nokia OYJ (A)	894,932	5,668,218
Plantronics, Inc. (A)	7,021	205,996
Ribbon Communications, Inc. (A)	12,828	77,609
Telefonaktiebolaget LM Ericsson, B Shares	484,469	5,330,632
ViaSat, Inc. (A)	19,515	869,198
Viavi Solutions, Inc. (A)	37,324	657,649
		67,101,489
Electronic equipment, instruments and components – 1.3%
908 Devices, Inc. (A)	2,871	74,273
Advanced Energy Industries, Inc.	6,127	557,925
Aeva Technologies, Inc. (A)(C)	15,765	119,183
Akoustis Technologies, Inc. (A)	8,479	56,640
Amphenol Corp., Class A	74,120	6,482,535
Arlo Technologies, Inc. (A)	14,359	150,626
Arrow Electronics, Inc. (A)	18,501	2,484,129
Avnet, Inc.	26,364	1,086,988
Azbil Corp.	20,500	934,975
Badger Meter, Inc.	4,671	497,742
Belden, Inc.	19,045	1,251,828
Benchmark Electronics, Inc.	5,838	158,210
CDW Corp.	17,037	3,488,837
Cognex Corp.	46,977	3,652,932
Coherent, Inc. (A)	6,519	1,737,574
Corning, Inc.	95,240	3,545,785
CTS Corp.	5,353	196,562
Daktronics, Inc. (A)	9,075	45,829
ePlus, Inc. (A)	4,332	233,408
Fabrinet (A)	5,957	705,726
FARO Technologies, Inc. (A)	3,029	212,091
Halma PLC	63,015	2,732,259
Hamamatsu Photonics KK	23,300	1,488,168
Hexagon AB, B Shares	327,001	5,179,874
Hirose Electric Company, Ltd.	5,375	903,319
Ibiden Company, Ltd.	17,500	1,039,246
Identiv, Inc. (A)	3,776	106,257
II-VI, Inc. (A)(C)	45,297	3,095,144
Insight Enterprises, Inc. (A)	5,545	591,097
IPG Photonics Corp. (A)	4,441	764,474
Itron, Inc. (A)	7,354	503,896
Jabil, Inc.	38,085	2,679,280
Keyence Corp.	32,300	20,308,886
Keysight Technologies, Inc. (A)	22,827	4,714,004
Kimball Electronics, Inc. (A)	3,971	86,409
Knowles Corp. (A)	14,223	332,107
Kyocera Corp.	53,263	3,330,324
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Littelfuse, Inc.	6,545	$2,059,581
Luna Innovations, Inc. (A)	6,244	52,699
Methode Electronics, Inc.	6,068	298,364
MicroVision, Inc. (A)(C)	27,715	138,852
Murata Manufacturing Company, Ltd.	95,339	7,604,473
Napco Security Technologies, Inc. (A)	2,373	118,603
National Instruments Corp.	35,042	1,530,284
nLight, Inc. (A)	7,070	169,327
Novanta, Inc. (A)	5,690	1,003,318
Omron Corp.	30,818	3,070,931
OSI Systems, Inc. (A)	2,695	251,174
Ouster, Inc. (A)	23,686	123,167
PAR Technology Corp. (A)(C)	3,967	209,339
PC Connection, Inc.	1,716	74,011
Plexus Corp. (A)	4,472	428,820
Rogers Corp. (A)	3,025	825,825
Sanmina Corp. (A)	10,188	422,394
ScanSource, Inc. (A)	4,049	142,039
Shimadzu Corp.	39,292	1,659,615
TD SYNNEX Corp.	10,969	1,254,415
TDK Corp.	64,563	2,519,628
TE Connectivity, Ltd.	40,642	6,557,180
Teledyne Technologies, Inc. (A)	5,775	2,523,040
Trimble, Inc. (A)	31,178	2,718,410
TTM Technologies, Inc. (A)	17,068	254,313
Velodyne Lidar, Inc. (A)	13,728	63,698
Venture Corp., Ltd.	46,000	625,087
Vishay Intertechnology, Inc.	56,768	1,241,516
Vishay Precision Group, Inc. (A)	2,262	83,965
Vontier Corp.	44,920	1,380,392
Yokogawa Electric Corp.	37,892	683,929
Zebra Technologies Corp., Class A (A)	6,617	3,938,438
		119,555,369
IT services – 3.2%
Accenture PLC, Class A	78,575	32,573,266
Adyen NV (A)(B)	3,286	8,625,749
Afterpay, Ltd. (A)	36,112	2,179,979
Akamai Technologies, Inc. (A)	20,176	2,361,399
Alliance Data Systems Corp.	13,228	880,588
Amadeus IT Group SA (A)	74,775	5,059,593
Automatic Data Processing, Inc.	52,423	12,926,463
Bechtle AG	13,594	967,343
BigCommerce Holdings, Inc., Series 1 (A)	7,944	280,979
Brightcove, Inc. (A)	7,687	78,561
Broadridge Financial Solutions, Inc.	14,394	2,631,511
Cantaloupe, Inc. (A)	9,780	86,846
Capgemini SE	26,615	6,522,817
Cass Information Systems, Inc.	2,618	102,940
Cognizant Technology Solutions Corp., Class A	65,126	5,777,979
Computershare, Ltd.	90,189	1,312,894
Concentrix Corp.	11,399	2,036,089
Conduent, Inc. (A)	28,619	152,825
CSG Systems International, Inc.	5,277	304,061
DigitalOcean Holdings, Inc. (A)	8,092	650,030
DXC Technology Company (A)	31,213	1,004,746
Edenred	41,428	1,913,077
EPAM Systems, Inc. (A)	7,068	4,724,605
EVERTEC, Inc.	9,807	490,154
EVO Payments, Inc., Class A (A)	8,058	206,285
ExlService Holdings, Inc. (A)	5,310	768,729
Fidelity National Information Services, Inc.	75,146	8,202,186
Fiserv, Inc. (A)	73,847	7,664,580
FleetCor Technologies, Inc. (A)	10,235	2,291,002

The accompanying notes are an integral part of the financial statements.	160

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Flywire Corp. (A)	9,763	$371,580
Fujitsu, Ltd.	32,623	5,605,495
Gartner, Inc. (A)	10,365	3,465,227
Genpact, Ltd.	45,971	2,440,141
Global Payments, Inc.	36,398	4,920,282
GMO Payment Gateway, Inc.	7,000	871,686
Grid Dynamics Holdings, Inc. (A)	7,002	265,866
i3 Verticals, Inc., Class A (A)	3,899	88,858
IBM Corp.	111,062	14,844,547
International Money Express, Inc. (A)	5,640	90,014
Itochu Techno-Solutions Corp.	15,900	511,467
Jack Henry & Associates, Inc.	9,204	1,536,976
Kyndryl Holdings, Inc. (A)	47,598	861,524
Limelight Networks, Inc. (A)	22,486	77,127
LiveRamp Holdings, Inc. (A)	28,892	1,385,371
Mastercard, Inc., Class A	107,944	38,786,438
MAXIMUS, Inc.	26,239	2,090,461
MoneyGram International, Inc. (A)	15,375	121,309
NEC Corp.	40,784	1,885,840
Nexi SpA (A)(B)	77,691	1,231,121
Nomura Research Institute, Ltd.	55,800	2,385,494
NTT Data Corp.	104,710	2,246,157
Obic Company, Ltd.	11,600	2,170,930
Otsuka Corp.	18,900	901,202
Paya Holdings, Inc. (A)	14,560	92,310
Paychex, Inc.	39,682	5,416,593
PayPal Holdings, Inc. (A)	146,375	27,603,398
Perficient, Inc. (A)	5,271	681,488
Rackspace Technology, Inc. (A)	9,388	126,456
Remitly Global, Inc. (A)	1,517	31,281
Repay Holdings Corp. (A)	14,406	263,198
Sabre Corp. (A)	85,939	738,216
SCSK Corp.	25,900	515,467
The Hackett Group, Inc.	4,170	85,610
The Western Union Company	106,816	1,905,597
TIS, Inc.	37,200	1,106,181
TTEC Holdings, Inc.	2,965	268,481
Tucows, Inc., Class A (A)(C)	1,671	140,063
Unisys Corp. (A)	10,565	217,322
VeriSign, Inc. (A)	12,060	3,061,069
Verra Mobility Corp. (A)	22,098	340,972
Visa, Inc., Class A	208,413	45,165,181
WEX, Inc. (A)	11,909	1,671,905
Wix.com, Ltd. (A)	9,300	1,467,447
Worldline SA (A)(B)	39,570	2,202,472
		295,033,096
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (A)	150,296	21,627,594
Advantest Corp.	33,100	3,134,542
Alpha & Omega Semiconductor, Ltd. (A)	3,509	212,505
Ambarella, Inc. (A)	5,711	1,158,705
Amkor Technology, Inc.	43,155	1,069,812
Analog Devices, Inc.	66,650	11,715,071
Applied Materials, Inc.	112,281	17,668,538
ASM International NV	7,773	3,431,137
ASML Holding NV	68,606	54,954,767
Atomera, Inc. (A)(C)	3,439	69,193
Axcelis Technologies, Inc. (A)	5,430	404,861
AXT, Inc. (A)	8,158	71,872
Azenta, Inc.	19,755	2,036,938
Broadcom, Inc.	51,164	34,045,037
CEVA, Inc. (A)	3,891	168,247
Cirrus Logic, Inc. (A)	15,181	1,396,956
CMC Materials, Inc.	12,160	2,330,950
Cohu, Inc. (A)	7,884	300,302
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Diodes, Inc. (A)	7,043	$773,392
Disco Corp.	4,800	1,467,132
Enphase Energy, Inc. (A)	16,681	3,051,622
First Solar, Inc. (A)	26,274	2,290,042
FormFactor, Inc. (A)	12,678	579,638
Ichor Holdings, Ltd. (A)	4,495	206,905
Impinj, Inc. (A)	3,051	270,624
Infineon Technologies AG	216,762	9,979,388
Intel Corp.	505,629	26,039,894
KLA Corp.	18,925	8,139,832
Kopin Corp. (A)(C)	14,258	58,315
Kulicke & Soffa Industries, Inc.	9,906	599,709
Lam Research Corp.	17,444	12,544,853
Lasertec Corp.	12,500	3,828,768
Lattice Semiconductor Corp. (A)	58,328	4,494,756
MACOM Technology Solutions Holdings, Inc. (A)	7,919	620,058
MaxLinear, Inc. (A)	11,522	868,644
Meta Materials, Inc. (A)(C)	34,862	85,761
Microchip Technology, Inc.	69,602	6,059,550
Micron Technology, Inc.	139,490	12,993,494
MKS Instruments, Inc.	14,736	2,566,569
Monolithic Power Systems, Inc.	5,348	2,638,329
NeoPhotonics Corp. (A)	8,642	132,828
NVE Corp.	1,034	70,622
NVIDIA Corp.	310,600	91,350,566
NXP Semiconductors NV	32,852	7,483,029
Onto Innovation, Inc. (A)	7,913	801,033
PDF Solutions, Inc. (A)	4,959	157,647
Photronics, Inc. (A)	9,876	186,163
Power Integrations, Inc.	25,777	2,394,426
Qorvo, Inc. (A)	13,771	2,153,647
QUALCOMM, Inc.	138,983	25,415,821
Rambus, Inc. (A)	17,641	518,469
Renesas Electronics Corp. (A)	208,500	2,589,716
Rohm Company, Ltd.	14,542	1,322,877
Semtech Corp. (A)	27,575	2,452,245
Silicon Laboratories, Inc. (A)	17,135	3,537,007
SiTime Corp. (A)	6,514	1,905,606
Skyworks Solutions, Inc.	20,463	3,174,630
SMART Global Holdings, Inc. (A)	2,828	200,760
SolarEdge Technologies, Inc. (A)	6,566	1,842,223
STMicroelectronics NV	113,354	5,574,174
SUMCO Corp.	55,200	1,124,026
SunPower Corp. (A)(C)	35,149	733,560
Synaptics, Inc. (A)	16,676	4,827,869
Teradyne, Inc.	20,442	3,342,880
Texas Instruments, Inc.	114,393	21,559,649
Tokyo Electron, Ltd.	24,760	14,251,171
Ultra Clean Holdings, Inc. (A)	7,253	416,032
Universal Display Corp.	11,520	1,901,146
Veeco Instruments, Inc. (A)	8,124	231,290
Wolfspeed, Inc. (A)	30,793	3,441,734
Xilinx, Inc.	30,663	6,501,476
		467,548,624
Software – 6.2%
8x8, Inc. (A)	18,194	304,931
A10 Networks, Inc.	9,971	165,319
ACI Worldwide, Inc. (A)	50,436	1,750,129
Adobe, Inc. (A)	59,030	33,473,552
Agilysys, Inc. (A)	3,417	151,920
Alarm.com Holdings, Inc. (A)	7,709	653,800
Alkami Technology, Inc. (A)	3,939	79,016
Altair Engineering, Inc., Class A (A)	7,548	583,611
American Software, Inc., Class A	5,126	134,147

The accompanying notes are an integral part of the financial statements.	161

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ANSYS, Inc. (A)	10,811	$4,336,508
Appfolio, Inc., Class A (A)	3,071	371,775
Appian Corp. (A)(C)	6,430	419,300
Asana, Inc., Class A (A)	11,523	859,040
Aspen Technology, Inc. (A)	17,781	2,706,268
Autodesk, Inc. (A)	27,261	7,665,521
Avaya Holdings Corp. (A)	13,512	267,538
AVEVA Group PLC	19,997	922,706
AvidXchange Holdings, Inc. (A)	2,935	44,201
Benefitfocus, Inc. (A)	4,996	53,257
Blackbaud, Inc. (A)	18,801	1,484,903
Blackline, Inc. (A)	8,745	905,457
Bottomline Technologies DE, Inc. (A)	7,270	410,537
Box, Inc., Class A (A)	22,728	595,246
BTRS Holdings, Inc., Class A (A)	11,174	87,381
Cadence Design Systems, Inc. (A)	34,295	6,390,873
CDK Global, Inc.	31,442	1,312,389
Cerence, Inc. (A)	16,270	1,246,933
Ceridian HCM Holding, Inc. (A)	16,712	1,745,736
ChannelAdvisor Corp. (A)	5,027	124,066
Check Point Software Technologies, Ltd. (A)	17,626	2,054,487
Citrix Systems, Inc.	15,393	1,456,024
Cleanspark, Inc. (A)(C)	5,542	52,760
CommVault Systems, Inc. (A)	19,516	1,345,043
Consensus Cloud Solutions, Inc. (A)	2,408	139,351
CoreCard Corp. (A)	1,329	51,565
Couchbase, Inc. (A)(C)	1,670	41,683
CS Disco, Inc. (A)	1,411	50,443
CyberArk Software, Ltd. (A)	6,600	1,143,648
Dassault Systemes SE	110,348	6,548,640
Digimarc Corp. (A)(C)	2,148	84,803
Digital Turbine, Inc. (A)	38,090	2,323,109
Domo, Inc., Class B (A)	4,514	223,894
E2open Parent Holdings, Inc. (A)	30,800	346,808
Ebix, Inc.	4,326	131,510
eGain Corp. (A)	3,659	36,517
Enfusion, Inc., Class A (A)	2,741	57,397
EngageSmart, Inc. (A)	2,261	54,535
Envestnet, Inc. (A)	23,339	1,851,716
EverCommerce, Inc. (A)	2,903	45,722
Fair Isaac Corp. (A)	7,269	3,152,347
Fortinet, Inc. (A)	16,796	6,036,482
GTY Technology Holdings, Inc. (A)	5,567	37,299
Intapp, Inc. (A)(C)	1,771	44,558
InterDigital, Inc.	5,018	359,439
Intuit, Inc.	35,208	22,646,490
JFrog, Ltd. (A)	8,759	260,142
LivePerson, Inc. (A)	10,632	379,775
Manhattan Associates, Inc. (A)	16,814	2,614,409
Marathon Digital Holdings, Inc. (A)(C)	15,459	507,983
MeridianLink, Inc. (A)	2,278	49,159
Microsoft Corp.	932,733	313,696,763
MicroStrategy, Inc., Class A (A)(C)	1,343	731,250
Mimecast, Ltd. (A)	26,279	2,091,020
Mitek Systems, Inc. (A)	7,333	130,161
Model N, Inc. (A)	5,785	173,724
Momentive Global, Inc. (A)	21,328	451,087
NCR Corp. (A)	35,073	1,409,935
Nemetschek SE	9,586	1,225,704
Nice, Ltd. (A)	10,477	3,177,208
NortonLifeLock, Inc.	72,025	1,871,210
ON24, Inc. (A)	4,785	83,020
OneSpan, Inc. (A)	5,836	98,803
Oracle Corp.	200,462	17,482,291
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Oracle Corp. Japan	6,406	$486,686
PagerDuty, Inc. (A)	13,230	459,743
Paycom Software, Inc. (A)	5,956	2,472,872
Paylocity Holding Corp. (A)	10,527	2,486,056
Ping Identity Holding Corp. (A)	9,074	207,613
Progress Software Corp.	7,093	342,379
PROS Holdings, Inc. (A)	6,621	228,358
PTC, Inc. (A)	13,090	1,585,854
Q2 Holdings, Inc. (A)	8,933	709,638
Qualys, Inc. (A)	14,374	1,972,400
Rapid7, Inc. (A)	9,074	1,067,919
Rekor Systems, Inc. (A)(C)	5,836	38,226
Rimini Street, Inc. (A)	7,656	45,706
Riot Blockchain, Inc. (A)(C)	14,247	318,136
Sailpoint Technologies Holdings, Inc. (A)	39,709	1,919,533
salesforce.com, Inc. (A)	121,700	30,927,621
SAP SE	173,325	24,393,674
Sapiens International Corp. NV	4,986	171,768
SecureWorks Corp., Class A (A)	2,011	32,116
ServiceNow, Inc. (A)	24,776	16,082,349
ShotSpotter, Inc. (A)	1,614	47,645
Sinch AB (A)(B)	86,696	1,093,959
Smith Micro Software, Inc. (A)	9,065	44,600
Sprout Social, Inc., Class A (A)	7,310	662,944
SPS Commerce, Inc. (A)	5,829	829,758
Sumo Logic, Inc. (A)	14,641	198,532
Synopsys, Inc. (A)	18,905	6,966,493
Telos Corp. (A)	6,796	104,794
Temenos AG	11,149	1,536,793
Tenable Holdings, Inc. (A)	14,850	817,790
Teradata Corp. (A)	28,829	1,224,368
The Sage Group PLC	174,898	2,023,734
Trend Micro, Inc. (C)	22,164	1,230,457
Tyler Technologies, Inc. (A)	5,061	2,722,565
Upland Software, Inc. (A)	4,985	89,431
Varonis Systems, Inc. (A)	17,312	844,479
Verint Systems, Inc. (A)	10,378	544,949
Veritone, Inc. (A)(C)	4,663	104,824
VirnetX Holding Corp. (A)(C)	12,700	33,020
Vonage Holdings Corp. (A)	39,236	815,716
WiseTech Global, Ltd.	24,270	1,029,325
Workiva, Inc. (A)	6,948	906,645
Xero, Ltd. (A)	22,190	2,271,350
Xperi Holding Corp.	17,253	326,254
Yext, Inc. (A)	18,409	182,617
Zuora, Inc., Class A (A)	18,216	340,275
		578,937,938
Technology hardware, storage and peripherals – 4.1%
3D Systems Corp. (A)	19,786	426,190
Apple, Inc.	1,936,236	343,817,427
Avid Technology, Inc. (A)	5,788	188,515
Brother Industries, Ltd.	39,136	754,327
Canon, Inc. (C)	166,077	4,051,226
Corsair Gaming, Inc. (A)(C)	4,539	95,364
Diebold Nixdorf, Inc. (A)	12,681	114,763
Eastman Kodak Company (A)	8,827	41,310
FUJIFILM Holdings Corp.	59,838	4,436,045
Hewlett Packard Enterprise Company	161,815	2,551,823
HP, Inc.	143,175	5,393,402
Logitech International SA	28,733	2,410,343
NetApp, Inc.	27,757	2,553,366
Quantum Corp. (A)	10,206	56,337
Ricoh Company, Ltd.	111,277	1,037,225
Seagate Technology Holdings PLC	25,946	2,931,379
Seiko Epson Corp.	46,447	836,529

The accompanying notes are an integral part of the financial statements.	162

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Super Micro Computer, Inc. (A)	6,954	$305,628
Turtle Beach Corp. (A)	2,597	57,809
Western Digital Corp. (A)	37,972	2,476,154
Xerox Holdings Corp.	36,523	826,881
		375,362,043
		1,903,538,559
Materials – 4.4%
Chemicals – 2.3%
AdvanSix, Inc.	4,338	204,971
Air Liquide SA	78,635	13,714,282
Air Products & Chemicals, Inc.	27,429	8,345,548
Akzo Nobel NV	31,114	3,418,336
Albemarle Corp.	14,491	3,387,561
American Vanguard Corp.	4,962	81,327
Amyris, Inc. (A)(C)	28,093	151,983
Arkema SA	10,190	1,438,264
Asahi Kasei Corp.	208,257	1,961,853
Ashland Global Holdings, Inc.	15,008	1,615,761
Avient Corp.	39,014	2,182,833
Balchem Corp.	5,127	864,412
BASF SE	152,452	10,699,897
Cabot Corp.	24,181	1,358,972
Celanese Corp.	13,768	2,313,850
CF Industries Holdings, Inc.	26,653	1,886,499
Chase Corp.	1,214	120,866
Chr. Hansen Holding A/S	17,508	1,380,513
Clariant AG (A)	35,813	743,936
Corteva, Inc.	90,972	4,301,156
Covestro AG (B)	32,068	1,973,720
Croda International PLC	23,158	3,171,985
Danimer Scientific, Inc. (A)(C)	14,106	120,183
Dow, Inc.	92,407	5,241,325
DuPont de Nemours, Inc.	64,811	5,235,433
Eastman Chemical Company	16,825	2,034,311
Ecolab, Inc.	30,840	7,234,756
Ecovyst, Inc.	8,774	89,846
EMS-Chemie Holding AG	1,165	1,301,981
Evonik Industries AG	34,807	1,124,457
Ferro Corp. (A)	13,438	293,352
FMC Corp.	15,947	1,752,416
FutureFuel Corp.	6,079	46,444
GCP Applied Technologies, Inc. (A)	8,166	258,536
Givaudan SA	1,533	8,043,043
Hawkins, Inc.	3,258	128,528
HB Fuller Company	8,359	677,079
ICL Group, Ltd.	117,231	1,129,182
Ingevity Corp. (A)	16,886	1,210,726
Innospec, Inc.	3,933	355,307
International Flavors & Fragrances, Inc.	31,886	4,803,626
Intrepid Potash, Inc. (A)	1,678	71,701
Johnson Matthey PLC	32,123	892,632
JSR Corp.	33,790	1,284,137
Kansai Paint Company, Ltd.	29,454	640,507
Koninklijke DSM NV	29,012	6,533,685
Koppers Holdings, Inc. (A)	3,569	111,710
Kraton Corp. (A)	5,103	236,371
LANXESS AG	13,789	852,694
Linde PLC	63,553	22,016,666
Livent Corp. (A)	26,229	639,463
LyondellBasell Industries NV, Class A	32,745	3,020,071
Minerals Technologies, Inc.	14,153	1,035,292
Mitsubishi Chemical Holdings Corp.	212,559	1,576,629
Mitsubishi Gas Chemical Company, Inc.	26,270	445,315
Mitsui Chemicals, Inc.	30,618	823,018
NewMarket Corp.	1,836	629,234
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nippon Paint Holdings Company, Ltd.	118,000	$1,288,653
Nippon Sanso Holdings Corp.	25,157	550,250
Nissan Chemical Corp.	20,200	1,174,832
Nitto Denko Corp.	23,587	1,822,153
Novozymes A/S, B Shares	34,098	2,799,780
Olin Corp.	38,113	2,192,260
Orica, Ltd.	67,638	674,504
Orion Engineered Carbons SA (A)	10,056	184,628
PPG Industries, Inc.	29,410	5,071,460
PureCycle Technologies, Inc. (A)(C)	7,597	72,703
Quaker Chemical Corp.	2,198	507,254
Rayonier Advanced Materials, Inc. (A)	11,369	64,917
RPM International, Inc.	34,466	3,481,066
Sensient Technologies Corp.	17,925	1,793,576
Shin-Etsu Chemical Company, Ltd.	58,746	10,196,858
Sika AG	23,533	9,780,719
Solvay SA	12,302	1,430,180
Stepan Company	3,351	416,496
Sumitomo Chemical Company, Ltd.	247,344	1,166,427
Symrise AG	21,355	3,158,290
The Chemours Company	43,300	1,453,148
The Mosaic Company	45,897	1,803,293
The Scotts Miracle-Gro Company	10,824	1,742,664
The Sherwin-Williams Company	30,015	10,570,082
Toray Industries, Inc.	230,172	1,363,685
Tosoh Corp.	43,200	641,801
Tredegar Corp.	5,560	65,719
Trinseo PLC	6,289	329,921
Tronox Holdings PLC, Class A	18,413	442,464
Umicore SA	32,719	1,334,752
Valvoline, Inc.	48,029	1,791,001
Yara International ASA	27,482	1,385,593
Zymergen, Inc. (A)	12,487	83,538
		218,042,848
Construction materials – 0.3%
CRH PLC	129,300	6,845,144
Eagle Materials, Inc.	10,807	1,798,933
Forterra, Inc. (A)	4,820	114,620
HeidelbergCement AG	24,701	1,671,690
Holcim, Ltd. (A)	86,900	4,419,650
James Hardie Industries PLC, CHESS Depositary Interest	73,884	2,973,989
Martin Marietta Materials, Inc.	7,729	3,404,779
Summit Materials, Inc., Class A (A)	19,266	773,337
United States Lime & Minerals, Inc.	380	49,028
Vulcan Materials Company	16,440	3,412,615
		25,463,785
Containers and packaging – 0.3%
Amcor PLC	191,041	2,294,402
AptarGroup, Inc.	17,491	2,142,298
Avery Dennison Corp.	10,270	2,224,174
Ball Corp.	40,469	3,895,951
Greif, Inc., Class A	10,982	662,983
Greif, Inc., Class B	1,195	71,437
International Paper Company	48,428	2,275,147
Myers Industries, Inc.	6,312	126,303
O-I Glass, Inc. (A)	25,834	310,783
Packaging Corp. of America	11,770	1,602,486
Pactiv Evergreen, Inc.	7,348	93,173
Ranpak Holdings Corp. (A)	6,163	231,606
Sealed Air Corp.	18,573	1,253,120
Silgan Holdings, Inc.	22,296	955,161
Smurfit Kappa Group PLC	40,844	2,251,174
Sonoco Products Company	26,126	1,512,434
TriMas Corp.	7,060	261,220

The accompanying notes are an integral part of the financial statements.	163

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Containers and packaging (continued)
UFP Technologies, Inc. (A)	1,250	$87,825
Westrock Company	33,084	1,467,606
		23,719,283
Metals and mining – 1.4%
1911 Gold Corp. (A)	3,149	769
Alcoa Corp.	49,715	2,962,020
Allegheny Technologies, Inc. (A)	20,886	332,714
Anglo American PLC	214,492	8,822,532
Antofagasta PLC	65,454	1,190,425
ArcelorMittal SA	111,429	3,574,491
Arconic Corp. (A)	17,396	574,242
BHP Group PLC	350,570	10,431,111
BHP Group, Ltd. (C)	489,693	14,784,676
BlueScope Steel, Ltd.	83,623	1,276,617
Boliden AB	45,399	1,750,573
Carpenter Technology Corp.	7,771	226,835
Century Aluminum Company (A)	8,608	142,548
Cleveland-Cliffs, Inc. (A)	120,919	2,632,407
Coeur Mining, Inc. (A)	42,510	214,250
Commercial Metals Company	51,299	1,861,641
Compass Minerals International, Inc.	14,570	744,236
Constellium SE (A)	19,977	357,788
Evolution Mining, Ltd.	304,203	902,506
Evraz PLC	84,741	692,827
Fortescue Metals Group, Ltd.	281,082	3,951,100
Freeport-McMoRan, Inc.	181,905	7,590,896
Gatos Silver, Inc. (A)	7,813	81,099
Glencore PLC (A)	1,657,477	8,445,306
Haynes International, Inc.	2,289	92,315
Hecla Mining Company	87,346	455,946
Hitachi Metals, Ltd. (A)	35,564	658,967
JFE Holdings, Inc.	81,633	1,041,474
Kaiser Aluminum Corp.	2,638	247,814
Materion Corp.	3,272	300,828
MP Materials Corp. (A)(C)	11,880	539,590
Newcrest Mining, Ltd.	135,657	2,429,632
Newmont Corp.	99,018	6,141,096
Nippon Steel Corp.	142,000	2,319,718
Norsk Hydro ASA	223,222	1,756,442
Northern Star Resources, Ltd.	183,584	1,262,571
Novagold Resources, Inc. (A)	39,202	268,926
Nucor Corp.	35,018	3,997,305
Pan American Silver Corp., CVR (A)(E)	54,671	42,572
Reliance Steel & Aluminum Company	16,648	2,700,639
Rio Tinto PLC	186,414	12,293,301
Rio Tinto, Ltd.	61,616	4,496,254
Royal Gold, Inc.	17,440	1,834,862
Ryerson Holding Corp.	2,803	73,018
Schnitzer Steel Industries, Inc., Class A	4,241	220,193
South32, Ltd.	775,898	2,269,177
Steel Dynamics, Inc.	50,093	3,109,273
Sumitomo Metal Mining Company, Ltd.	41,007	1,553,116
SunCoke Energy, Inc.	14,420	95,028
TimkenSteel Corp. (A)	7,919	130,664
U.S. Steel Corp.	71,803	1,709,629
voestalpine AG	19,263	698,923
Warrior Met Coal, Inc.	8,351	214,704
Worthington Industries, Inc.	13,922	760,977
		127,258,563
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,801	102,713
Glatfelter Corp.	7,281	125,233
Louisiana-Pacific Corp.	23,379	1,831,745
Mondi PLC	80,594	1,999,046
Neenah, Inc.	2,769	128,149
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Oji Holdings Corp.	134,738	$652,813
Schweitzer-Mauduit International, Inc.	5,313	158,859
Stora Enso OYJ, R Shares	96,561	1,772,218
Svenska Cellulosa AB SCA, B Shares	100,564	1,784,438
UPM-Kymmene OYJ	88,592	3,370,801
Verso Corp., Class A	4,394	118,726
		12,044,741
		406,529,220
Real estate – 3.4%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	13,729	299,704
Agree Realty Corp.	10,786	769,689
Alexander & Baldwin, Inc.	11,664	292,650
Alexander's, Inc.	364	94,749
Alexandria Real Estate Equities, Inc.	17,860	3,982,066
American Assets Trust, Inc.	8,068	302,792
American Campus Communities, Inc.	36,975	2,118,298
American Finance Trust, Inc.	19,573	178,701
American Tower Corp.	56,396	16,495,830
Apartment Income REIT Corp.	41,712	2,280,395
Apartment Investment and Management Company, Class A (A)	23,978	185,110
Apple Hospitality REIT, Inc.	34,685	560,163
Armada Hoffler Properties, Inc.	10,119	154,011
Ascendas Real Estate Investment Trust	557,078	1,220,549
Ashford Hospitality Trust, Inc. (A)	3,478	33,389
AvalonBay Communities, Inc.	17,300	4,369,807
Boston Properties, Inc.	17,609	2,028,205
Braemar Hotels & Resorts, Inc. (A)	11,031	56,258
Brandywine Realty Trust	26,868	360,569
Brixmor Property Group, Inc.	78,912	2,005,154
Broadstone Net Lease, Inc.	25,111	623,255
BRT Apartments Corp.	2,154	51,674
Camden Property Trust	27,155	4,852,055
CapitaLand Integrated Commercial Trust	806,530	1,220,257
CareTrust REIT, Inc.	15,866	362,221
CatchMark Timber Trust, Inc., Class A	9,831	85,628
Centerspace	2,323	257,621
Chatham Lodging Trust (A)	8,658	118,788
City Office REIT, Inc.	7,110	140,209
Community Healthcare Trust, Inc.	3,965	187,426
CorePoint Lodging, Inc. (A)	7,046	110,622
Corporate Office Properties Trust	47,845	1,338,225
Cousins Properties, Inc.	39,508	1,591,382
Covivio	8,634	708,728
Crown Castle International Corp.	53,553	11,178,653
CTO Realty Growth, Inc.	1,404	86,234
CyrusOne, Inc.	33,721	3,025,448
Daiwa House REIT Investment Corp.	364	1,102,695
Dexus	178,527	1,443,545
DiamondRock Hospitality Company (A)	34,033	327,057
Digital Realty Trust, Inc.	35,016	6,193,280
DigitalBridge Group, Inc. (A)	79,845	665,109
Diversified Healthcare Trust	42,153	130,253
Douglas Emmett, Inc.	46,628	1,562,038
Duke Realty Corp.	46,880	3,077,203
Easterly Government Properties, Inc.	13,523	309,947
EastGroup Properties, Inc.	17,189	3,916,514
Empire State Realty Trust, Inc., Class A	23,356	207,868
EPR Properties	19,876	943,911
Equinix, Inc.	11,303	9,560,530
Equity Commonwealth (A)	17,527	453,949
Equity Residential	42,223	3,821,182
Essential Properties Realty Trust, Inc.	19,109	550,912
Essex Property Trust, Inc.	8,058	2,838,269

The accompanying notes are an integral part of the financial statements.	164

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Extra Space Storage, Inc.	16,580	$3,759,183
Farmland Partners, Inc.	5,722	68,378
Federal Realty Investment Trust	8,672	1,182,167
First Industrial Realty Trust, Inc.	34,619	2,291,778
Four Corners Property Trust, Inc.	12,193	358,596
Franklin Street Properties Corp.	20,331	120,969
Gecina SA	7,621	1,066,412
Getty Realty Corp.	6,286	201,718
Gladstone Commercial Corp.	6,625	170,726
Gladstone Land Corp.	5,151	173,898
Global Medical REIT, Inc.	10,526	186,837
Global Net Lease, Inc.	16,539	252,716
GLP J-REIT	708	1,223,790
Goodman Group	275,978	5,319,977
Healthcare Realty Trust, Inc.	62,488	1,977,120
Healthpeak Properties, Inc.	66,783	2,410,198
Hersha Hospitality Trust (A)	6,927	63,521
Highwoods Properties, Inc.	27,735	1,236,704
Host Hotels & Resorts, Inc. (A)	88,466	1,538,424
Hudson Pacific Properties, Inc.	40,515	1,001,126
Independence Realty Trust, Inc.	16,982	438,645
Indus Realty Trust, Inc.	970	78,628
Industrial Logistics Properties Trust	10,510	263,276
Innovative Industrial Properties, Inc.	3,867	1,016,673
Iron Mountain, Inc.	35,866	1,876,868
iStar, Inc.	11,227	289,993
Japan Metropolitan Fund Investment Corp.	1,160	999,336
Japan Real Estate Investment Corp.	207	1,175,062
JBG SMITH Properties	30,332	870,832
Kilroy Realty Corp.	27,850	1,850,911
Kimco Realty Corp.	76,020	1,873,893
Kite Realty Group Trust	93,547	2,037,454
Klepierre SA (A)	33,736	798,269
Lamar Advertising Company, Class A	23,068	2,798,148
Land Securities Group PLC	116,920	1,233,969
Life Storage, Inc.	21,794	3,338,405
Link REIT	347,206	3,058,631
LTC Properties, Inc.	6,607	225,563
LXP Industrial Trust	43,881	685,421
Mapletree Commercial Trust	358,300	535,915
Mapletree Logistics Trust	499,200	704,039
Medical Properties Trust, Inc.	158,441	3,743,961
Mid-America Apartment Communities, Inc.	14,376	3,298,429
Mirvac Group	654,496	1,385,420
Monmouth Real Estate Investment Corp.	15,728	330,445
National Health Investors, Inc.	7,052	405,278
National Retail Properties, Inc.	46,663	2,243,090
National Storage Affiliates Trust	35,018	2,423,246
NETSTREIT Corp.	6,719	153,865
NexPoint Residential Trust, Inc.	3,611	302,710
Nippon Building Fund, Inc.	247	1,438,688
Nippon Prologis REIT, Inc.	343	1,212,413
Nomura Real Estate Master Fund, Inc.	704	990,766
Office Properties Income Trust	8,480	210,643
Omega Healthcare Investors, Inc.	63,497	1,878,876
One Liberty Properties, Inc.	3,083	108,768
Orix JREIT, Inc.	435	680,013
Outfront Media, Inc.	23,760	637,243
Paramount Group, Inc.	29,999	250,192
Park Hotels & Resorts, Inc. (A)	62,834	1,186,306
Pebblebrook Hotel Trust	56,129	1,255,606
Phillips Edison & Company, Inc.	3,392	112,072
Physicians Realty Trust	92,757	1,746,614
Piedmont Office Realty Trust, Inc., Class A	19,596	360,174
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Plymouth Industrial REIT, Inc.	5,238	$167,616
Postal Realty Trust, Inc., Class A	3,054	60,469
PotlatchDeltic Corp.	28,620	1,723,496
Preferred Apartment Communities, Inc.	9,306	168,066
Prologis, Inc.	91,600	15,421,776
PS Business Parks, Inc.	8,452	1,556,605
Public Storage	18,890	7,075,438
Rayonier, Inc.	38,037	1,535,173
Realty Income Corp.	70,629	5,056,330
Regency Centers Corp.	18,944	1,427,430
Retail Opportunity Investments Corp.	18,679	366,108
Rexford Industrial Realty, Inc.	40,251	3,264,759
RLJ Lodging Trust	27,124	377,837
RPT Realty	12,949	173,258
Ryman Hospitality Properties, Inc. (A)	8,788	808,144
Sabra Health Care REIT, Inc.	96,803	1,310,713
Safehold, Inc.	2,879	229,888
Saul Centers, Inc.	2,112	111,978
SBA Communications Corp.	13,574	5,280,557
Scentre Group	861,520	1,981,821
Segro PLC	199,222	3,877,205
Seritage Growth Properties, Class A (A)	6,726	89,254
Service Properties Trust	27,178	238,895
Simon Property Group, Inc.	40,718	6,505,515
SITE Centers Corp.	28,008	443,367
SL Green Realty Corp.	17,730	1,271,241
Spirit Realty Capital, Inc.	32,766	1,578,994
STAG Industrial, Inc.	26,491	1,270,508
Stockland	396,234	1,222,388
STORE Capital Corp.	65,207	2,243,121
Summit Hotel Properties, Inc. (A)	17,113	167,023
Sunstone Hotel Investors, Inc. (A)	35,392	415,148
Tanger Factory Outlet Centers, Inc.	16,572	319,508
Terreno Realty Corp.	11,105	947,145
The British Land Company PLC	146,133	1,055,275
The GEO Group, Inc.	19,300	149,575
The GPT Group	317,957	1,253,766
The Macerich Company	91,466	1,580,532
UDR, Inc.	37,068	2,223,709
UMH Properties, Inc.	7,247	198,061
Unibail-Rodamco-Westfield (A)	20,704	1,448,850
Uniti Group, Inc.	32,145	450,351
Universal Health Realty Income Trust	2,426	144,274
Urban Edge Properties	48,164	915,116
Urstadt Biddle Properties, Inc., Class A	5,535	117,896
Ventas, Inc.	48,755	2,492,356
Veris Residential, Inc. (A)	14,349	263,735
Vicinity Centres	642,269	789,885
Vornado Realty Trust	19,701	824,684
Washington Real Estate Investment Trust	13,498	348,923
Welltower, Inc.	54,381	4,664,258
Weyerhaeuser Company	92,905	3,825,828
Whitestone REIT	8,282	83,897
Xenia Hotels & Resorts, Inc. (A)	18,473	334,546
		269,792,055
Real estate management and development – 0.5%
Aroundtown SA	165,827	1,000,329
Azrieli Group, Ltd.	7,044	672,072
CapitaLand Investment, Ltd. (A)	437,984	1,107,409
CBRE Group, Inc., Class A (A)	41,600	4,514,016
City Developments, Ltd.	67,913	343,598
CK Asset Holdings, Ltd.	332,562	2,097,789
Cushman & Wakefield PLC (A)	22,672	504,225
Daito Trust Construction Company, Ltd.	10,911	1,251,722
Daiwa House Industry Company, Ltd.	93,966	2,700,496

The accompanying notes are an integral part of the financial statements.	165

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Douglas Elliman, Inc. (A)	11,744	$135,056
ESR Cayman, Ltd. (A)(B)	330,200	1,116,937
eXp World Holdings, Inc.	10,349	348,658
Fastighets AB Balder, B Shares (A)	17,455	1,256,131
Forestar Group, Inc. (A)	3,232	70,296
FRP Holdings, Inc. (A)	1,232	71,210
Hang Lung Properties, Ltd.	336,313	692,451
Henderson Land Development Company, Ltd.	240,709	1,026,762
Hongkong Land Holdings, Ltd.	193,734	1,007,342
Hulic Company, Ltd.	62,969	598,803
Jones Lang LaSalle, Inc. (A)	13,410	3,611,849
Kennedy-Wilson Holdings, Inc.	19,513	465,970
LEG Immobilien SE	12,090	1,685,621
Lendlease Corp., Ltd.	114,294	889,955
Marcus & Millichap, Inc. (A)	3,890	200,179
Mitsubishi Estate Company, Ltd.	196,324	2,723,501
Mitsui Fudosan Company, Ltd.	152,226	3,017,237
New World Development Company, Ltd.	253,392	1,003,249
Newmark Group, Inc., Class A	24,292	454,260
Nomura Real Estate Holdings, Inc.	19,663	453,074
RE/MAX Holdings, Inc., Class A	3,335	101,684
Realogy Holdings Corp. (A)	19,091	320,920
Redfin Corp. (A)(C)	16,672	640,038
Sagax AB, Class B	26,732	899,197
Sino Land Company, Ltd.	551,722	686,981
Sumitomo Realty & Development Company, Ltd.	51,383	1,514,814
Sun Hung Kai Properties, Ltd.	216,314	2,624,808
Swire Pacific, Ltd., Class A	82,518	469,362
Swire Properties, Ltd.	194,287	487,054
Swiss Prime Site AG	12,610	1,237,898
Tejon Ranch Company (A)	3,868	73,801
The RMR Group, Inc., Class A	2,872	99,601
The St. Joe Company	5,372	279,613
UOL Group, Ltd.	77,070	405,681
Vonovia SE	90,709	4,998,262
Wharf Real Estate Investment Company, Ltd.	277,346	1,409,262
		51,269,173
		321,061,228
Utilities – 2.8%
Electric utilities – 1.5%
ALLETE, Inc.	22,426	1,487,965
Alliant Energy Corp.	31,009	1,906,123
American Electric Power Company, Inc.	63,689	5,666,410
AusNet Services, Ltd.	317,856	594,607
Chubu Electric Power Company, Inc.	106,929	1,129,439
CK Infrastructure Holdings, Ltd.	109,843	699,833
CLP Holdings, Ltd.	272,334	2,751,872
Duke Energy Corp.	95,327	9,999,802
Edison International	47,049	3,211,094
EDP - Energias de Portugal SA	460,768	2,531,138
Electricite de France SA	78,623	924,708
Elia Group SA/NV	5,128	675,900
Endesa SA	52,721	1,213,713
Enel SpA	1,350,002	10,794,721
Entergy Corp.	24,900	2,804,985
Evergy, Inc.	28,412	1,949,347
Eversource Energy	42,580	3,873,928
Exelon Corp.	121,162	6,998,317
FirstEnergy Corp.	67,430	2,804,414
Fortum OYJ	73,720	2,261,024
Hawaiian Electric Industries, Inc.	29,045	1,205,368
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
HK Electric Investments & HK Electric Investments, Ltd.	440,000	$431,722
Iberdrola SA	951,000	11,259,817
IDACORP, Inc.	13,422	1,520,847
Mercury NZ, Ltd.	113,060	473,655
MGE Energy, Inc.	5,994	493,007
NextEra Energy, Inc.	244,693	22,844,538
NRG Energy, Inc.	30,329	1,306,573
OGE Energy Corp.	53,188	2,041,355
Origin Energy, Ltd.	292,336	1,115,696
Orsted A/S (B)	31,399	4,021,178
Otter Tail Corp.	6,655	475,300
Pinnacle West Capital Corp.	13,975	986,495
PNM Resources, Inc.	36,410	1,660,660
Portland General Electric Company	14,419	763,053
Power Assets Holdings, Ltd.	230,236	1,435,136
PPL Corp.	95,361	2,866,552
Red Electrica Corp. SA	71,848	1,553,669
SSE PLC	173,163	3,871,088
Terna - Rete Elettrica Nazionale	233,537	1,889,230
The Kansai Electric Power Company, Inc.	116,824	1,091,952
The Southern Company	131,198	8,997,559
Tokyo Electric Power Company Holdings, Inc. (A)	253,428	655,165
Verbund AG	11,302	1,270,167
Xcel Energy, Inc.	66,717	4,516,741
		143,025,863
Gas utilities – 0.3%
APA Group	195,843	1,432,745
Atmos Energy Corp.	16,206	1,697,903
Brookfield Infrastructure Corp., Class A	9,378	640,142
Chesapeake Utilities Corp.	2,776	404,769
Enagas SA (C)	41,312	959,732
Hong Kong & China Gas Company, Ltd.	1,858,022	2,898,076
National Fuel Gas Company	24,228	1,549,138
Naturgy Energy Group SA	32,188	1,046,920
New Jersey Resources Corp.	41,341	1,697,461
Northwest Natural Holding Company	5,230	255,119
ONE Gas, Inc.	22,775	1,767,112
Osaka Gas Company, Ltd.	62,275	1,029,983
Snam SpA	334,709	2,016,011
South Jersey Industries, Inc.	17,034	444,928
Southwest Gas Holdings, Inc.	25,472	1,784,314
Spire, Inc.	21,916	1,429,362
Tokyo Gas Company, Ltd.	62,196	1,116,441
UGI Corp.	55,559	2,550,714
		24,720,870
Independent power and renewable electricity producers – 0.1%
Clearway Energy, Inc., Class A	5,914	198,001
Clearway Energy, Inc., Class C	13,155	473,975
EDP Renovaveis SA	47,831	1,189,436
Meridian Energy, Ltd.	212,634	705,790
Ormat Technologies, Inc.	7,322	580,635
Sunnova Energy International, Inc. (A)	14,079	393,086
The AES Corp.	82,567	2,006,378
Uniper SE	15,186	721,033
		6,268,334
Multi-utilities – 0.8%
Ameren Corp.	31,862	2,836,037
Avista Corp.	11,394	484,131
Black Hills Corp.	27,157	1,916,469
CenterPoint Energy, Inc.	78,908	2,202,322
CMS Energy Corp.	35,890	2,334,645

The accompanying notes are an integral part of the financial statements.	166

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Consolidated Edison, Inc.	43,787	$3,735,907
Dominion Energy, Inc.	100,178	7,869,984
DTE Energy Company	24,007	2,869,797
E.ON SE	372,653	5,178,922
Engie SA	303,164	4,488,458
MDU Resources Group, Inc.	54,032	1,666,347
National Grid PLC	600,344	8,656,532
NiSource, Inc.	48,621	1,342,426
NorthWestern Corp.	22,325	1,276,097
Public Service Enterprise Group, Inc.	62,645	4,180,301
RWE AG	106,630	4,320,278
Sempra Energy	39,567	5,233,923
Suez SA	58,366	1,315,753
Unitil Corp.	2,845	130,842
Veolia Environnement SA	108,799	3,995,522
WEC Energy Group, Inc.	39,085	3,793,981
		69,828,674
Water utilities – 0.1%
American States Water Company	5,865	606,676
American Water Works Company, Inc.	22,489	4,247,273
Artesian Resources Corp., Class A	1,893	87,703
California Water Service Group	8,321	597,947
Essential Utilities, Inc.	61,112	3,281,103
Global Water Resources, Inc.	2,121	36,269
Middlesex Water Company	2,774	333,712
Pure Cycle Corp. (A)	4,368	63,773
Severn Trent PLC	41,531	1,658,412
SJW Group	4,642	339,794
The York Water Company	2,471	123,006
United Utilities Group PLC	113,183	1,670,065
		13,045,733
		256,889,474
TOTAL COMMON STOCKS (Cost $4,295,229,189)		$8,997,112,908
PREFERRED SECURITIES – 0.2%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	9,575	794,022
Porsche Automobil Holding SE	25,416	2,399,594
Volkswagen AG	30,804	6,188,003
		9,381,619
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	29,573	2,386,277
Health care – 0.1%
Health care equipment and supplies – 0.1%
Sartorius AG	4,350	2,942,079
Materials – 0.0%
Chemicals – 0.0%
Fuchs Petrolub SE	11,536	521,301
TOTAL PREFERRED SECURITIES (Cost $10,304,099)		$15,231,276
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	200,486	220,024
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	480	1,792
Strategic Equity Allocation Trust (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	917	$12,710
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	458	5,404
TOTAL WARRANTS (Cost $15,655)		$239,930
SHORT-TERM INVESTMENTS – 2.9%
U.S. Government – 0.0%
U.S. Treasury Bill 0.045%, 02/17/2022 *	$2,000,000	1,999,925
U.S. Government Agency – 2.4%
Federal Home Loan Bank Discount Note
0.020%, 02/18/2022 *	400,000	399,990
0.030%, 01/14/2022 *	5,000,000	4,999,985
0.035%, 01/21/2022 *	10,000,000	9,999,950
0.040%, 01/19/2022 *	16,000,000	15,999,929
0.045%, 02/17/2022 *	1,100,000	1,099,973
0.045%, 03/07/2022 *	166,200,000	166,185,463
Tennessee Valley Authority Discount Note 0.031%, 01/12/2022 *	25,000,000	24,999,938
		223,685,228
Short-term funds – 0.3%
John Hancock Collateral Trust, 0.1697% (F)(G)	2,669,343	26,701,436
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $16,463,000 on 1-3-22, collateralized by $15,352,900 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $16,792,546)	$16,463,000	16,463,000
TOTAL SHORT-TERM INVESTMENTS (Cost $268,853,316)		$268,849,589
Total Investments (Strategic Equity Allocation Trust) (Cost $4,574,402,259) – 99.9%		$9,281,433,703
Other assets and liabilities, net – 0.1%		9,789,247
TOTAL NET ASSETS – 100.0%		$9,291,222,950
Currency Abbreviations
CHF	Swiss Franc
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 12-31-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	167

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Equity Allocation Trust (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	1,058	Long	Mar 2022	$120,860,545	$122,823,220	$1,962,675
Russell 2000 E-Mini Index Futures	247	Long	Mar 2022	27,365,657	27,698,580	332,923
S&P 500 Index E-Mini Futures	478	Long	Mar 2022	111,370,272	113,728,150	2,357,878
S&P Mid 400 Index E-Mini Futures	58	Long	Mar 2022	16,019,763	16,458,660	438,897
						$5,092,373

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
Total Stock Market Index Trust
	Shares or Principal Amount	Value
COMMON STOCKS – 97.3%
Communication services – 9.6%
Diversified telecommunication services – 0.8%
AT&T, Inc.	125,631	$3,090,523
ATN International, Inc.	316	12,624
Bandwidth, Inc., Class A (A)	474	34,014
Cogent Communications Holdings, Inc.	900	65,862
Consolidated Communications Holdings, Inc. (A)	1,652	12,357
EchoStar Corp., Class A (A)	1,756	46,271
Frontier Communications Parent, Inc. (A)	4,020	118,550
Globalstar, Inc. (A)	32,049	37,177
IDT Corp., Class B (A)	471	20,799
Iridium Communications, Inc. (A)	2,396	98,931
Lumen Technologies, Inc.	19,959	250,485
Ooma, Inc. (A)	511	10,445
Telesat Corp. (A)	472	13,532
Verizon Communications, Inc.	72,714	3,778,219
		7,589,789
Entertainment – 1.6%
Activision Blizzard, Inc.	13,809	918,713
AMC Entertainment Holdings, Inc., Class A (A)(B)	9,060	246,432
Chicken Soup For The Soul Entertainment, Inc. (A)	150	2,076
Cinedigm Corp., Class A (A)	1,763	2,045
Cinemark Holdings, Inc. (A)	2,255	36,351
Electronic Arts, Inc.	5,081	670,184
Endeavor Group Holdings, Inc., Class A (A)	11,826	412,609
Gaia, Inc. (A)	509	4,362
Liberty Media Corp.-Liberty Braves, Class A (A)	1,055	30,331
Liberty Media Corp.-Liberty Formula One, Series A (A)	225	13,352
Lions Gate Entertainment Corp., Class B (A)	4,142	63,745
Live Nation Entertainment, Inc. (A)	3,920	469,185
LiveOne, Inc. (A)	841	1,076
Madison Square Garden Entertainment Corp. (A)	552	38,828
Madison Square Garden Sports Corp. (A)	395	68,623
Motorsport Games, Inc., Class A (A)	123	418
Netflix, Inc. (A)	7,814	4,707,466
Reservoir Media, Inc. (A)	628	4,967
ROBLOX Corp., Class A (A)	10,056	1,037,377
Roku, Inc. (A)	2,123	484,469
Sciplay Corp., Class A (A)	2,344	32,300
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Skillz, Inc. (A)(B)	6,650	$49,476
Take-Two Interactive Software, Inc. (A)	2,080	369,658
The Marcus Corp. (A)	654	11,680
The Walt Disney Company (A)	32,160	4,981,262
Warner Music Group Corp., Class A	9,133	394,363
World Wrestling Entertainment, Inc., Class A	1,386	68,385
Zynga, Inc., Class A (A)	19,643	125,715
		15,245,448
Interactive media and services – 5.8%
Actua Corp. (A)(C)	909	68
Alphabet, Inc., Class A (A)	5,300	15,354,312
Alphabet, Inc., Class C (A)	6,463	18,701,272
Angi, Inc. (A)	9,083	83,654
Bumble, Inc., Class A (A)	1,949	65,993
CarGurus, Inc. (A)	2,085	70,139
Cars.com, Inc. (A)	1,331	21,416
Eventbrite, Inc., Class A (A)	1,726	30,101
EverQuote, Inc., Class A (A)	566	8,864
IAC/InterActiveCorp (A)	1,594	208,352
j2 Global, Inc. (A)	853	94,564
Kubient, Inc. (A)	256	773
Liberty TripAdvisor Holdings, Inc., Class A (A)	1,370	2,973
Match Group, Inc. (A)	4,895	647,364
MediaAlpha, Inc., Class A (A)	859	13,263
Meta Platforms, Inc., Class A (A)	49,858	16,769,738
Outbrain, Inc. (A)	626	8,764
Pinterest, Inc., Class A (A)	11,371	413,336
QuinStreet, Inc. (A)	1,058	19,245
Snap, Inc., Class A (A)	23,418	1,101,349
Super League Gaming, Inc. (A)	993	2,343
TripAdvisor, Inc. (A)	2,236	60,953
TrueCar, Inc. (A)	2,265	7,701
Twitter, Inc. (A)	14,101	609,445
Vimeo, Inc. (A)	2,863	51,419
Yelp, Inc. (A)	1,333	48,308
ZipRecruiter, Inc., Class A (A)	1,805	45,017
ZoomInfo Technologies, Inc. (A)	6,815	437,523
		54,878,249
Media – 1.1%
Altice USA, Inc., Class A (A)	8,159	132,013
AMC Networks, Inc., Class A (A)	803	27,655
Audacy, Inc. (A)	3,101	7,970
Boston Omaha Corp., Class A (A)	528	15,169
Cable One, Inc.	111	195,743

The accompanying notes are an integral part of the financial statements.	168

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Cardlytics, Inc. (A)	542	$35,821
Charter Communications, Inc., Class A (A)	3,196	2,083,696
Clear Channel Outdoor Holdings, Inc. (A)	8,922	29,532
Comcast Corp., Class A	81,398	4,096,761
comScore, Inc. (A)	384	1,283
Discovery, Inc., Series A (A)	7,187	169,182
Discovery, Inc., Series C (A)	724	16,580
DISH Network Corp., Class A (A)	9,493	307,953
Emerald Holding, Inc. (A)	1,734	6,884
Entravision Communications Corp., Class A	1,680	11,390
Fox Corp., Class A	2,199	81,143
Fox Corp., Class B	7,492	256,751
Gannett Company, Inc. (A)	2,798	14,913
Gray Television, Inc.	1,888	38,062
Hemisphere Media Group, Inc. (A)	614	4,464
iHeartMedia, Inc., Class A (A)	2,155	45,341
Integral Ad Science Holding Corp. (A)	2,544	56,502
John Wiley & Sons, Inc., Class A	1,048	60,019
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,949	149,957
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,528	128,549
Loyalty Ventures, Inc. (A)	372	11,186
National CineMedia, Inc.	1,758	4,940
News Corp., Class A	10,198	227,517
Nexstar Media Group, Inc., Class A	776	117,160
NextPlay Technologies, Inc. (A)	805	689
Omnicom Group, Inc.	3,817	279,672
PubMatic, Inc., Class A (A)	758	25,810
Saga Communications, Inc., Class A	454	10,901
Scholastic Corp.	697	27,852
Sinclair Broadcast Group, Inc., Class A	1,490	39,381
Sirius XM Holdings, Inc. (B)	72,583	460,902
TechTarget, Inc. (A)	514	49,169
TEGNA, Inc.	4,077	75,669
The EW Scripps Company, Class A (A)	1,748	33,824
The Interpublic Group of Companies, Inc.	7,042	263,723
The New York Times Company, Class A	3,011	145,431
Tremor International, Ltd. (A)	81	605
Urban One, Inc. (A)	118	400
ViacomCBS, Inc., Class B	11,516	347,553
WideOpenWest, Inc. (A)	1,455	31,312
		10,127,029
Wireless telecommunication services – 0.3%
Gogo, Inc. (A)	2,008	27,168
Shenandoah Telecommunications Company	1,007	25,679
Spok Holdings, Inc.	499	4,656
Telephone & Data Systems, Inc.	2,276	45,861
T-Mobile US, Inc. (A)	22,091	2,562,114
United States Cellular Corp. (A)	1,559	49,140
		2,714,618
		90,555,133
Consumer discretionary – 12.8%
Auto components – 0.2%
American Axle & Manufacturing Holdings, Inc. (A)	2,288	21,347
Autoliv, Inc.	1,369	141,568
BorgWarner, Inc.	4,199	189,249
Dana, Inc.	2,759	62,960
Dorman Products, Inc. (A)	636	71,874
Fox Factory Holding Corp. (A)	779	132,508
Gentex Corp.	3,814	132,918
Gentherm, Inc. (A)	626	54,399
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Holley, Inc. (A)	1,608	$20,888
Horizon Global Corp. (A)	154	1,229
LCI Industries	484	75,441
Lear Corp.	1,062	194,293
Modine Manufacturing Company (A)	1,173	11,836
Motorcar Parts of America, Inc. (A)	476	8,125
Patrick Industries, Inc.	466	37,602
QuantumScape Corp. (A)(B)	7,355	163,207
Standard Motor Products, Inc.	472	24,728
Stoneridge, Inc. (A)	619	12,219
Superior Industries International, Inc. (A)	134	600
Tenneco, Inc., Class A (A)	1,225	13,843
The Goodyear Tire & Rubber Company (A)	5,122	109,201
Veoneer, Inc. (A)(B)	2,090	74,153
Visteon Corp. (A)	531	59,015
		1,613,203
Automobiles – 2.6%
Arcimoto, Inc. (A)	520	4,046
AYRO, Inc. (A)	1,498	2,412
Electric Last Mile Solutions I (A)(B)	1,775	12,478
Faraday Future Intelligent Electric, Inc. (A)(B)	5,346	28,441
Ford Motor Company	72,712	1,510,228
General Motors Company (A)	25,447	1,491,958
Harley-Davidson, Inc.	2,784	104,929
Lucid Group, Inc. (A)	28,574	1,087,241
Rivian Automotive, Inc., Class A (A)	15,352	1,591,849
Tesla, Inc. (A)	17,462	18,453,492
Thor Industries, Inc.	999	103,666
Winnebago Industries, Inc.	625	46,825
		24,437,565
Distributors – 0.1%
Funko, Inc., Class A (A)	938	17,634
Genuine Parts Company	2,627	368,305
LKQ Corp.	5,411	324,822
Pool Corp.	698	395,068
Weyco Group, Inc.	262	6,272
		1,112,101
Diversified consumer services – 0.2%
2U, Inc. (A)	1,345	26,994
Adtalem Global Education, Inc. (A)	948	28,023
American Public Education, Inc. (A)	372	8,277
Bright Horizons Family Solutions, Inc. (A)	1,109	139,601
Carriage Services, Inc.	377	24,294
Chegg, Inc. (A)	2,536	77,855
Coursera, Inc. (A)	2,210	54,012
Duolingo, Inc. (A)(B)	621	65,894
European Wax Center, Inc., Class A (A)	916	27,801
frontdoor, Inc. (A)	1,584	58,054
Graham Holdings Company, Class B	32	20,155
Grand Canyon Education, Inc. (A)	744	63,768
H&R Block, Inc.	3,294	77,607
Houghton Mifflin Harcourt Company (A)	2,393	38,527
ITT Educational Services, Inc. (A)	608	0
Laureate Education, Inc., Class A	3,804	46,561
Mister Car Wash, Inc. (A)(B)	4,643	84,549
Nerdy, Inc. (A)	2,326	10,467
Perdoceo Education Corp. (A)	1,522	17,899
PowerSchool Holdings, Inc., Class A (A)	3,254	53,593
Regis Corp. (A)	845	1,470
Rover Group, Inc. (A)	2,832	27,612
Service Corp. International	3,026	214,816
StoneMor, Inc. (A)	3,034	6,918

The accompanying notes are an integral part of the financial statements.	169

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Strategic Education, Inc.	459	$26,549
Stride, Inc. (A)	765	25,497
Terminix Global Holdings, Inc. (A)	2,287	103,441
The Beachbody Company, Inc. (A)	4,559	10,805
WW International, Inc. (A)	1,278	20,614
XpresSpa Group, Inc. (A)	2,007	4,054
		1,365,707
Hotels, restaurants and leisure – 2.1%
Accel Entertainment, Inc. (A)	1,164	15,155
Airbnb, Inc., Class A (A)	10,941	1,821,567
Ambassadors Group, Inc. (A)(C)	714	29
Aramark	4,687	172,716
Bally's Corp. (A)	742	28,241
BBQ Holdings, Inc. (A)	30	476
Biglari Holdings, Inc., Class B (A)	58	8,269
BJ's Restaurants, Inc. (A)	418	14,442
Bloomin' Brands, Inc. (A)	1,726	36,211
Bluegreen Vacations Holding Corp. (A)	472	16,567
Booking Holdings, Inc. (A)	723	1,734,643
Boyd Gaming Corp. (A)	2,063	135,271
Brinker International, Inc. (A)	773	28,284
Caesars Entertainment, Inc. (A)	3,709	346,903
Carnival Corp. (A)	17,373	349,545
Carrols Restaurant Group, Inc.	1,021	3,022
Cedar Fair LP (A)	1,089	54,515
Century Casinos, Inc. (A)	682	8,307
Chipotle Mexican Grill, Inc. (A)	496	867,132
Choice Hotels International, Inc.	1,011	157,706
Churchill Downs, Inc.	699	168,389
Chuy's Holdings, Inc. (A)	395	11,897
Cracker Barrel Old Country Store, Inc.	465	59,818
Darden Restaurants, Inc.	2,351	354,155
Dave & Buster's Entertainment, Inc. (A)	672	25,805
Denny's Corp. (A)	1,245	19,920
Dine Brands Global, Inc.	324	24,562
Domino's Pizza, Inc.	648	365,686
DraftKings, Inc., Class A (A)	14,066	386,393
Drive Shack, Inc. (A)	1,927	2,756
Dutch Bros, Inc., Class A (A)(B)	2,817	143,413
El Pollo Loco Holdings, Inc. (A)	824	11,693
Esports Technologies, Inc. (A)	134	2,755
Everi Holdings, Inc. (A)	1,659	35,420
Expedia Group, Inc. (A)	2,679	484,149
F45 Training Holdings, Inc. (A)	1,198	13,046
FAT Brands, Inc., Class A	101	1,070
Fiesta Restaurant Group, Inc. (A)	709	7,806
Full House Resorts, Inc. (A)	163	1,974
Golden Entertainment, Inc. (A)	568	28,701
Hall of Fame Resort & Entertainment Company (A)	655	996
Hilton Grand Vacations, Inc. (A)	1,856	96,716
Hilton Worldwide Holdings, Inc. (A)	4,755	741,732
Hyatt Hotels Corp., Class A (A)	1,856	177,990
Inspired Entertainment, Inc. (A)	189	2,449
Jack in the Box, Inc.	422	36,917
Krispy Kreme, Inc. (B)	2,475	46,827
Kura Sushi USA, Inc., Class A (A)	110	8,892
Las Vegas Sands Corp. (A)	13,573	510,888
Marriott International, Inc., Class A (A)	5,798	958,062
Marriott Vacations Worldwide Corp.	789	133,325
McDonald's Corp.	12,997	3,484,106
Membership Collective Group, Inc., Class A (A)	3,166	40,461
MGM Resorts International	8,601	386,013
Monarch Casino & Resort, Inc. (A)	382	28,249
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Nathan's Famous, Inc.	100	$5,839
Noodles & Company (A)	1,045	9,478
Norwegian Cruise Line Holdings, Ltd. (A)	6,309	130,849
Papa John's International, Inc.	670	89,425
Penn National Gaming, Inc. (A)	2,894	150,054
Planet Fitness, Inc., Class A (A)	1,554	140,761
PlayAGS, Inc. (A)	812	5,513
Potbelly Corp. (A)	25	140
RCI Hospitality Holdings, Inc.	210	16,355
Red Robin Gourmet Burgers, Inc. (A)	308	5,091
Red Rock Resorts, Inc., Class A	2,105	115,796
Restaurant Brands International LP	82	4,959
Royal Caribbean Cruises, Ltd. (A)	4,419	339,821
Ruth's Hospitality Group, Inc. (A)	679	13,512
Scientific Games Corp. (A)	1,726	115,349
SeaWorld Entertainment, Inc. (A)	1,425	92,426
Shake Shack, Inc., Class A (A)	773	55,780
Six Flags Entertainment Corp. (A)	1,568	66,765
Starbucks Corp.	20,947	2,450,171
Target Hospitality Corp. (A)	729	2,595
Texas Roadhouse, Inc.	1,322	118,028
The Cheesecake Factory, Inc. (A)	940	36,801
The Wendy's Company	3,552	84,715
Travel + Leisure Company	1,587	87,713
Vail Resorts, Inc.	701	229,858
Wingstop, Inc.	558	96,422
Wyndham Hotels & Resorts, Inc.	1,716	153,839
Wynn Resorts, Ltd. (A)	2,075	176,458
Xponential Fitness, Inc., Class A (A)	696	14,226
Yum! Brands, Inc.	5,153	715,546
		20,126,317
Household durables – 0.5%
Aterian, Inc. (A)	878	3,609
Bassett Furniture Industries, Inc.	298	4,997
Beazer Homes USA, Inc. (A)	757	17,578
Casper Sleep, Inc. (A)	560	3,741
Cavco Industries, Inc. (A)	181	57,495
Century Communities, Inc.	625	51,119
Cricut, Inc., Class A (A)(B)	3,750	82,838
D.R. Horton, Inc.	6,403	694,405
Dream Finders Homes, Inc., Class A (A)	1,315	25,577
Ethan Allen Interiors, Inc.	592	15,564
Flexsteel Industries, Inc.	230	6,178
GoPro, Inc., Class A (A)	2,917	30,074
Green Brick Partners, Inc. (A)	1,021	30,967
Hamilton Beach Brands Holding Company, Class A	354	5,083
Hamilton Beach Brands Holding Company, Class B	241	3,461
Helen of Troy, Ltd. (A)	444	108,545
Hooker Furnishings Corp.	271	6,309
Hovnanian Enterprises, Inc., Class A (A)	117	14,893
Installed Building Products, Inc.	560	78,243
iRobot Corp. (A)	525	34,587
KB Home	1,336	59,759
La-Z-Boy, Inc.	888	32,243
Legacy Housing Corp. (A)	580	15,353
Leggett & Platt, Inc.	2,474	101,830
Lennar Corp., A Shares	5,343	620,643
M/I Homes, Inc. (A)	560	34,821
MDC Holdings, Inc.	1,048	58,510
Meritage Homes Corp. (A)	612	74,701
Mohawk Industries, Inc. (A)	1,250	227,725
Newell Brands, Inc.	7,724	168,692
NVR, Inc. (A)	56	330,897

The accompanying notes are an integral part of the financial statements.	170

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	4,699	$268,595
Purple Innovation, Inc. (A)	922	12,235
Skyline Champion Corp. (A)	1,047	82,692
Snap One Holdings Corp. (A)	1,112	23,441
Sonos, Inc. (A)	2,295	68,391
Taylor Morrison Home Corp. (A)	2,343	81,911
Tempur Sealy International, Inc.	3,514	165,263
The Lovesac Company (A)	280	18,553
Toll Brothers, Inc.	2,261	163,674
TopBuild Corp. (A)	601	165,822
Traeger, Inc. (A)	1,820	22,131
Tri Pointe Homes, Inc. (A)	2,144	59,796
Tupperware Brands Corp. (A)	955	14,602
Universal Electronics, Inc. (A)	312	12,714
Vizio Holding Corp., Class A (A)(B)	2,995	58,193
VOXX International Corp. (A)	708	7,200
Weber, Inc., Class A (B)	4,667	60,344
Whirlpool Corp.	1,007	236,303
		4,522,297
Internet and direct marketing retail – 3.5%
1-800-Flowers.com, Inc., Class A (A)	1,178	27,530
1847 Goedeker, Inc. (A)	2,236	5,366
1stDibs.com, Inc. (A)	442	5,529
Aka Brands Holding Corp. (A)	1,841	17,029
Amazon.com, Inc. (A)	8,934	29,788,994
CarParts.com, Inc. (A)	587	6,574
Chewy, Inc., Class A (A)	7,353	433,606
ContextLogic, Inc., Class A (A)(B)	11,179	34,767
DoorDash, Inc., Class A (A)	5,960	887,444
Duluth Holdings, Inc., Class B (A)	700	10,626
eBay, Inc.	11,488	763,952
Etsy, Inc. (A)	2,236	489,550
Groupon, Inc. (A)	572	13,248
Just Eat Takeaway.com NV, ADR (A)	273	2,937
Lands' End, Inc. (A)	610	11,974
Liquidity Services, Inc. (A)	666	14,705
Magnite, Inc. (A)	2,098	36,715
Overstock.com, Inc. (A)	765	45,143
PetMed Express, Inc.	456	11,519
Poshmark, Inc., Class A (A)	1,160	19,755
Quotient Technology, Inc. (A)	1,823	13,527
Qurate Retail, Inc., Series A	7,473	56,795
Remark Holdings, Inc. (A)	554	549
Revolve Group, Inc. (A)	1,292	72,404
RumbleON, Inc., Class B (A)	206	8,553
Shutterstock, Inc.	655	72,626
Stitch Fix, Inc., Class A (A)	1,919	36,307
The RealReal, Inc. (A)	1,706	19,807
ThredUp, Inc., Class A (A)	1,512	19,293
Wayfair, Inc., Class A (A)	1,829	347,455
Xometry, Inc., Class A (A)	602	30,853
		33,305,132
Leisure products – 0.2%
Acushnet Holdings Corp.	1,357	72,030
American Outdoor Brands, Inc. (A)	307	6,119
Brunswick Corp.	1,405	141,526
Callaway Golf Company (A)	3,017	82,786
Clarus Corp.	526	14,581
Escalade, Inc.	418	6,600
Hasbro, Inc.	2,488	253,229
Hayward Holdings, Inc. (A)	3,667	96,185
Johnson Outdoors, Inc., Class A	208	19,488
Latham Group, Inc. (A)	1,896	47,457
Malibu Boats, Inc., Class A (A)	395	27,148
Marine Products Corp.	742	9,275
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
MasterCraft Boat Holdings, Inc. (A)	427	$12,097
Mattel, Inc. (A)	6,267	135,117
Nautilus, Inc. (A)	464	2,844
Peloton Interactive, Inc., Class A (A)	5,316	190,100
Polaris, Inc.	1,084	119,142
Smith & Wesson Brands, Inc.	903	16,073
Sturm Ruger & Company, Inc.	342	23,263
Vinco Ventures, Inc. (A)	1,543	3,672
Vista Outdoor, Inc. (A)	1,047	48,235
YETI Holdings, Inc. (A)	1,561	129,298
		1,456,265
Multiline retail – 0.4%
Big Lots, Inc.	650	29,283
Dillard's, Inc., Class A (B)	378	92,618
Dollar General Corp.	4,031	950,631
Dollar Tree, Inc. (A)	4,004	562,642
Franchise Group, Inc.	539	28,114
Kohl's Corp.	2,801	138,341
Macy's, Inc.	5,555	145,430
Nordstrom, Inc. (A)	2,858	64,648
Ollie's Bargain Outlet Holdings, Inc. (A)	1,183	60,558
Target Corp.	8,655	2,003,113
		4,075,378
Specialty retail – 2.3%
Abercrombie & Fitch Company, Class A (A)	1,134	39,497
Academy Sports & Outdoors, Inc. (A)	1,506	66,113
Advance Auto Parts, Inc.	1,105	265,067
American Eagle Outfitters, Inc.	3,071	77,758
America's Car-Mart, Inc. (A)	119	12,186
Asbury Automotive Group, Inc. (A)	403	69,610
AutoNation, Inc. (A)	1,280	149,568
AutoZone, Inc. (A)	375	786,146
Barnes & Noble Education, Inc. (A)	1,158	7,886
Bath & Body Works, Inc.	4,707	328,502
Bed Bath & Beyond, Inc. (A)	1,937	28,241
Best Buy Company, Inc.	4,386	445,618
Big 5 Sporting Goods Corp.	321	6,102
Boot Barn Holdings, Inc. (A)	531	65,340
Brilliant Earth Group, Inc., Class A (A)	1,474	26,620
Build-A-Bear Workshop, Inc.	144	2,811
Burlington Stores, Inc. (A)	1,133	330,281
Caleres, Inc.	774	17,554
Camping World Holdings, Inc., Class A	1,591	64,276
CarMax, Inc. (A)	2,901	377,797
Carvana Company (A)	3,047	706,264
Chico's FAS, Inc. (A)	2,330	12,535
Citi Trends, Inc. (A)	191	18,097
Conn's, Inc. (A)	510	11,995
Designer Brands, Inc., Class A (A)	1,409	20,022
Destination XL Group, Inc. (A)	752	4,271
Dick's Sporting Goods, Inc.	1,510	173,635
EVgo, Inc. (A)(B)	4,917	48,875
Express, Inc. (A)	817	2,516
Five Below, Inc. (A)	1,006	208,131
Floor & Decor Holdings, Inc., Class A (A)	1,885	245,069
Foot Locker, Inc.	1,841	80,323
GameStop Corp., Class A (A)(B)	1,360	201,810
Genesco, Inc. (A)	296	18,994
Group 1 Automotive, Inc.	331	64,618
Guess?, Inc.	1,272	30,121
Haverty Furniture Companies, Inc.	406	12,411
Hibbett, Inc.	306	22,011
J. Jill, Inc. (A)	28	537
JOANN, Inc.	421	4,370

The accompanying notes are an integral part of the financial statements.	171

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Kirkland's, Inc. (A)	147	$2,195
Lazydays Holdings, Inc. (A)	67	1,443
Leslie's, Inc. (A)	3,078	72,825
Lithia Motors, Inc.	508	150,851
LMP Automotive Holdings, Inc. (A)	105	734
Lowe's Companies, Inc.	12,258	3,168,448
Lumber Liquidators Holdings, Inc. (A)	701	11,966
MarineMax, Inc. (A)	429	25,328
Monro, Inc.	639	37,235
Murphy USA, Inc.	479	95,436
National Vision Holdings, Inc. (A)	1,537	73,761
OneWater Marine, Inc., Class A	187	11,401
O'Reilly Automotive, Inc. (A)	1,212	855,951
Party City Holdco, Inc. (A)	1,740	9,692
Penske Automotive Group, Inc.	1,451	155,576
Petco Health & Wellness Company, Inc. (A)	3,669	72,610
Rent-A-Center, Inc.	1,196	57,456
RH (A)	375	200,978
Ross Stores, Inc.	6,239	712,993
Sally Beauty Holdings, Inc. (A)	2,075	38,305
Shoe Carnival, Inc.	550	21,494
Signet Jewelers, Ltd.	943	82,069
Sleep Number Corp. (A)	444	34,010
Sonic Automotive, Inc., Class A	786	38,868
Sportsman's Warehouse Holdings, Inc. (A)	611	7,210
The Aaron's Company, Inc.	685	16,885
The Buckle, Inc.	930	39,348
The Cato Corp., Class A	560	9,610
The Children's Place, Inc. (A)	273	21,646
The Container Store Group, Inc. (A)	658	6,567
The Gap, Inc.	6,794	119,914
The Home Depot, Inc.	18,545	7,696,360
The ODP Corp. (A)	969	38,062
The TJX Companies, Inc.	21,330	1,619,374
Tilly's, Inc., Class A	687	11,068
Torrid Holdings, Inc. (A)	1,663	16,430
Tractor Supply Company	2,045	487,937
TravelCenters of America, Inc. (A)	191	9,859
Ulta Beauty, Inc. (A)	969	399,557
Urban Outfitters, Inc. (A)	1,825	53,582
Victoria's Secret & Company (A)	1,578	87,642
Vroom, Inc. (A)	2,301	24,828
Warby Parker, Inc., Class A (A)	1,697	79,012
Williams-Sonoma, Inc.	1,312	221,899
Winmark Corp.	75	18,622
Zumiez, Inc. (A)	521	25,003
		21,995,618
Textiles, apparel and luxury goods – 0.7%
Carter's, Inc.	593	60,023
Columbia Sportswear Company	1,104	107,574
Crocs, Inc. (A)	1,111	142,452
Culp, Inc.	350	3,329
Deckers Outdoor Corp. (A)	438	160,444
Fossil Group, Inc. (A)	1,102	11,340
G-III Apparel Group, Ltd. (A)	960	26,534
Hanesbrands, Inc.	6,357	106,289
Kontoor Brands, Inc.	1,067	54,684
Levi Strauss & Company, Class A	7,232	181,017
Movado Group, Inc.	465	19,451
NIKE, Inc., Class B	27,837	4,639,593
Oxford Industries, Inc.	331	33,603
PVH Corp.	1,303	138,965
Ralph Lauren Corp.	1,327	157,727
Rocky Brands, Inc.	191	7,602
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Skechers USA, Inc., Class A (A)	2,806	$121,780
Steven Madden, Ltd.	1,517	70,495
Superior Group of Companies, Inc.	407	8,930
Tapestry, Inc.	5,025	204,015
Under Armour, Inc., Class A (A)	7,212	152,822
Unifi, Inc. (A)	438	10,140
Vera Bradley, Inc. (A)	773	6,578
VF Corp.	7,014	513,565
Wolverine World Wide, Inc.	1,556	44,828
		6,983,780
		120,993,363
Consumer staples – 5.8%
Beverages – 1.3%
Brown-Forman Corp., Class B	8,649	630,166
Celsius Holdings, Inc. (A)	1,351	100,744
Coca-Cola Consolidated, Inc.	176	108,977
Constellation Brands, Inc., Class A	3,313	831,464
Keurig Dr. Pepper, Inc.	25,472	938,898
MGP Ingredients, Inc.	345	29,322
Molson Coors Beverage Company, Class B	3,946	182,897
Monster Beverage Corp. (A)	9,457	908,250
National Beverage Corp.	1,726	78,240
NewAge, Inc. (A)	1,610	1,658
PepsiCo, Inc.	24,213	4,206,040
Primo Water Corp.	398	7,017
The Boston Beer Company, Inc., Class A (A)	221	111,627
The Coca-Cola Company	76,619	4,536,611
The Duckhorn Portfolio, Inc. (A)	1,652	38,558
Zevia PBC, Class A (A)	777	5,478
		12,715,947
Food and staples retailing – 1.6%
Albertsons Companies, Inc., Class A	8,180	246,954
BJ's Wholesale Club Holdings, Inc. (A)	2,465	165,081
Blue Apron Holdings, Inc., Class A (A)	205	1,380
Casey's General Stores, Inc.	646	127,488
Costco Wholesale Corp.	7,750	4,399,675
Grocery Outlet Holding Corp. (A)	1,797	50,819
HF Foods Group, Inc. (A)	1,021	8,638
Ingles Markets, Inc., Class A	373	32,205
Natural Grocers by Vitamin Cottage, Inc.	523	7,453
Performance Food Group Company (A)	2,758	126,565
PriceSmart, Inc.	622	45,512
Rite Aid Corp. (A)	1,178	17,305
SpartanNash Company	831	21,407
Sprouts Farmers Market, Inc. (A)	2,118	62,862
Sysco Corp.	9,168	720,146
The Andersons, Inc.	755	29,226
The Chefs' Warehouse, Inc. (A)	665	22,145
The Kroger Company	13,277	600,917
U.S. Foods Holding Corp. (A)	4,092	142,524
United Natural Foods, Inc. (A)	1,030	50,552
Village Super Market, Inc., Class A	374	8,748
Walgreens Boots Alliance, Inc.	15,405	803,525
Walmart, Inc.	49,351	7,140,596
Weis Markets, Inc.	552	36,366
		14,868,089
Food products – 1.0%
Alico, Inc.	195	7,221
Archer-Daniels-Midland Company	9,730	657,651
B&G Foods, Inc. (B)	1,301	39,980
Beyond Meat, Inc. (A)(B)	1,148	74,804
Bunge, Ltd.	2,430	226,865
Calavo Growers, Inc.	372	15,773

The accompanying notes are an integral part of the financial statements.	172

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Cal-Maine Foods, Inc.	948	$35,067
Campbell Soup Company	5,137	223,254
Conagra Brands, Inc.	8,584	293,144
Darling Ingredients, Inc. (A)	2,955	204,752
Flowers Foods, Inc.	4,141	113,753
Fresh Del Monte Produce, Inc.	1,036	28,594
Freshpet, Inc. (A)	763	72,691
General Mills, Inc.	10,330	696,035
Hormel Foods Corp.	8,869	432,896
Hostess Brands, Inc. (A)	2,675	54,624
Ingredion, Inc.	1,127	108,913
J&J Snack Foods Corp.	393	62,078
John B. Sanfilippo & Son, Inc.	247	22,270
Kellogg Company	5,604	361,010
Laird Superfood, Inc. (A)	38	496
Lamb Weston Holdings, Inc.	2,655	168,274
Lancaster Colony Corp.	432	71,539
Landec Corp. (A)	729	8,092
Limoneira Company	402	6,030
McCormick & Company, Inc.	4,876	471,070
Mission Produce, Inc. (A)	643	10,095
Mondelez International, Inc., Class A	24,538	1,627,115
Pilgrim's Pride Corp. (A)	4,442	125,264
Post Holdings, Inc. (A)	1,186	133,698
Sanderson Farms, Inc.	331	63,247
Seaboard Corp.	16	62,960
Seneca Foods Corp., Class A (A)	231	11,076
Sovos Brands, Inc. (A)	1,290	19,415
The Hain Celestial Group, Inc. (A)	1,877	79,979
The Hershey Company	3,454	668,245
The J.M. Smucker Company	1,579	214,460
The Kraft Heinz Company	22,038	791,164
The Simply Good Foods Company (A)	1,833	76,198
Tootsie Roll Industries, Inc.	1,302	47,171
TreeHouse Foods, Inc. (A)	1,100	44,583
Tyson Foods, Inc., Class A	6,279	547,278
Vital Farms, Inc. (A)	450	8,127
		8,986,951
Household products – 1.1%
Central Garden & Pet Company, Class A (A)	1,140	54,549
Church & Dwight Company, Inc.	4,398	450,795
Colgate-Palmolive Company	15,081	1,287,013
Energizer Holdings, Inc.	1,322	53,012
Kimberly-Clark Corp.	5,698	814,358
Oil-Dri Corp. of America	183	5,990
Reynolds Consumer Products, Inc.	2,843	89,270
Spectrum Brands Holdings, Inc.	789	80,257
The Clorox Company	2,216	386,382
The Procter & Gamble Company	42,439	6,942,172
WD-40 Company	246	60,181
		10,223,979
Personal products – 0.3%
BellRing Brands, Inc., Class A (A)	593	16,918
Coty, Inc., Class A (A)	13,695	143,798
Edgewell Personal Care Company	1,052	48,087
elf Beauty, Inc. (A)	1,002	33,276
Herbalife Nutrition, Ltd. (A)	2,106	86,199
Inter Parfums, Inc.	609	65,102
Medifast, Inc.	216	45,237
Nature's Sunshine Products, Inc.	585	10,823
Nu Skin Enterprises, Inc., Class A	977	49,583
Olaplex Holdings, Inc. (A)	11,131	324,246
Revlon, Inc., Class A (A)	1,150	13,041
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
The Estee Lauder Companies, Inc., Class A	6,437	$2,382,977
The Honest Company, Inc. (A)	1,180	9,546
Thorne HealthTech, Inc. (A)	552	3,428
USANA Health Sciences, Inc. (A)	381	38,557
Veru, Inc. (A)	1,088	6,408
		3,277,226
Tobacco – 0.5%
22nd Century Group, Inc. (A)	3,256	10,061
Altria Group, Inc.	32,649	1,547,236
Philip Morris International, Inc.	27,590	2,621,050
Turning Point Brands, Inc.	361	13,639
Universal Corp.	441	24,220
Vector Group, Ltd.	2,811	32,270
		4,248,476
		54,320,668
Energy – 2.9%
Energy equipment and services – 0.2%
Archrock, Inc.	3,041	22,747
Aspen Aerogels, Inc. (A)	612	30,471
Baker Hughes Company	18,576	446,939
Bristow Group, Inc. (A)	260	8,234
Cactus, Inc., Class A	1,384	52,772
ChampionX Corp. (A)	3,261	65,905
DMC Global, Inc. (A)	314	12,438
Dril-Quip, Inc. (A)	785	15,449
Exterran Corp. (A)	1,489	4,437
Halliburton Company	15,903	363,702
Helix Energy Solutions Group, Inc. (A)	3,143	9,806
Helmerich & Payne, Inc.	2,014	47,732
ION Geophysical Corp. (A)	100	88
Liberty Oilfield Services, Inc., Class A (A)	2,697	26,161
Mammoth Energy Services, Inc. (A)	213	388
Nabors Industries, Ltd. (A)	179	14,515
National Energy Services Reunited Corp. (A)	1,682	15,895
Newpark Resources, Inc. (A)	2,201	6,471
NexTier Oilfield Solutions, Inc. (A)	4,459	15,829
NOV, Inc.	7,253	98,278
Oceaneering International, Inc. (A)	1,924	21,760
Oil States International, Inc. (A)	1,360	6,759
Patterson-UTI Energy, Inc.	4,208	35,558
ProPetro Holding Corp. (A)	1,939	15,706
RPC, Inc. (A)	4,336	19,685
Schlumberger NV	24,867	744,767
SEACOR Marine Holdings, Inc. (A)	67	228
Select Energy Services, Inc., Class A (A)	2,431	15,145
Solaris Oilfield Infrastructure, Inc., Class A	1,111	7,277
TETRA Technologies, Inc. (A)	1,157	3,286
Tidewater, Inc. (A)	820	8,782
USA Compression Partners LP	2,120	36,994
		2,174,204
Oil, gas and consumable fuels – 2.7%
Aemetis, Inc. (A)	638	7,847
Alliance Resource Partners LP	2,471	31,233
Alto Ingredients, Inc. (A)	841	4,045
Amplify Energy Corp. (A)	157	488
Antero Midstream Corp.	8,691	84,129
Antero Resources Corp. (A)	5,638	98,665
APA Corp.	6,760	181,776
Arch Resources, Inc.	237	21,643
Archaea Energy, Inc. (A)	1,370	25,044
Black Stone Minerals LP	4,760	49,171
BP Midstream Partners LP	1,216	18,605

The accompanying notes are an integral part of the financial statements.	173

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Brigham Minerals, Inc., Class A	1,168	$24,633
California Resources Corp.	1,269	54,199
Callon Petroleum Company (A)	932	44,037
Calumet Specialty Products Partners LP (A)	1,619	21,371
Centennial Resource Development, Inc., Class A (A)	5,240	31,335
Centrus Energy Corp., Class A (A)	198	9,882
Cheniere Energy, Inc.	4,588	465,315
Chesapeake Energy Corp.	1,955	126,137
Chevron Corp.	33,682	3,952,583
Civitas Resources, Inc.	958	46,913
Clean Energy Fuels Corp. (A)	4,254	26,077
CNX Resources Corp. (A)	4,230	58,163
Comstock Resources, Inc. (A)	3,787	30,637
ConocoPhillips	23,963	1,729,649
CONSOL Energy, Inc. (A)	636	14,444
Continental Resources, Inc.	6,582	294,610
Coterra Energy, Inc.	14,695	279,205
Crescent Energy, Inc., Class A (A)	550	6,974
Crestwood Equity Partners LP	1,274	35,150
CrossAmerica Partners LP	693	13,209
CVR Energy, Inc.	1,445	24,290
DCP Midstream LP	3,813	104,781
Delek Logistics Partners LP	535	22,861
Delek US Holdings, Inc. (A)	1,558	23,354
Denbury, Inc. (A)	828	63,417
Devon Energy Corp.	12,060	531,243
Diamondback Energy, Inc.	3,260	351,591
Dorchester Minerals LP	821	16,248
Dorian LPG, Ltd.	943	11,967
DT Midstream, Inc.	1,701	81,614
Energy Transfer LP	56,224	462,724
EnLink Midstream LLC (A)	9,120	62,837
Enterprise Products Partners LP	36,288	796,884
Enviva Partners LP	868	61,125
EOG Resources, Inc.	10,460	929,162
EQT Corp. (A)	6,413	139,868
Equitrans Midstream Corp.	8,041	83,144
Exxon Mobil Corp.	75,208	4,601,978
Genesis Energy LP	2,417	25,886
Gevo, Inc. (A)	3,343	14,308
Global Partners LP	792	18,604
Green Plains Partners LP	503	7,143
Green Plains, Inc. (A)	849	29,511
Gulfport Energy Corp. (A)	298	21,465
Harvest Natural Resources, Inc. (A)(C)	270	0
Hess Corp.	5,575	412,717
Hess Midstream LP, Class A	701	19,369
HighPeak Energy, Inc.	1,453	21,272
Holly Energy Partners LP	2,024	33,376
HollyFrontier Corp.	3,027	99,225
International Seaways, Inc.	416	6,107
Kimbell Royalty Partners LP	1,094	14,911
Kinder Morgan, Inc.	38,418	609,309
Laredo Petroleum, Inc. (A)	264	15,874
LinnCo LLC (A)(C)	2,890	0
Magellan Midstream Partners LP	3,296	153,066
Magnolia Oil & Gas Corp., Class A	4,348	82,047
Marathon Oil Corp.	14,222	233,525
Marathon Petroleum Corp.	11,374	727,822
Matador Resources Company	2,130	78,640
MPLX LP	18,725	554,073
Murphy Oil Corp.	2,467	64,413
NACCO Industries, Inc., Class A	187	6,786
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Natural Resource Partners LP	290	$9,692
New Fortress Energy, Inc.	3,618	87,339
NextDecade Corp. (A)	1,344	3,830
Northern Oil and Gas, Inc.	973	20,024
NuStar Energy LP	2,314	36,746
Oasis Midstream Partners LP	640	15,302
Oasis Petroleum, Inc.	289	36,411
Occidental Petroleum Corp.	16,662	483,031
ONEOK, Inc.	7,959	467,671
Ovintiv, Inc.	4,448	149,898
PBF Energy, Inc., Class A (A)	2,277	29,533
PBF Logistics LP	1,384	15,639
PDC Energy, Inc.	1,834	89,463
Peabody Energy Corp. (A)	2,102	21,167
Phillips 66	7,896	572,144
Phillips 66 Partners LP	3,796	136,922
Pioneer Natural Resources Company	4,258	774,445
Plains All American Pipeline LP	13,357	124,754
Plains GP Holdings LP, Class A (A)	3,615	36,656
Range Resources Corp. (A)	4,676	83,373
Ranger Oil Corp., Class A (A)	135	3,634
Rattler Midstream LP	2,920	33,230
Renewable Energy Group, Inc. (A)	765	32,467
REX American Resources Corp. (A)	157	15,072
Riley Exploration Permian, Inc.	118	2,280
SandRidge Energy, Inc. (A)	462	4,833
SFL Corp., Ltd.	2,278	18,566
Shell Midstream Partners LP	5,552	63,959
SilverBow Resources, Inc. (A)	168	3,657
SM Energy Company	2,191	64,591
Southwestern Energy Company (A)	16,800	78,288
Sprague Resources LP	617	8,360
Sunoco LP	1,303	53,201
Talos Energy, Inc. (A)	1,148	11,250
Targa Resources Corp.	4,115	214,968
Teekay Corp. (A)	2,383	7,483
Tellurian, Inc. (A)	7,716	23,765
Texas Pacific Land Corp.	129	161,104
The Williams Companies, Inc.	20,941	545,304
Uranium Energy Corp. (A)	4,770	15,980
Valero Energy Corp.	7,352	552,209
Vertex Energy, Inc. (A)	861	3,900
Viper Energy Partners LP	3,095	65,954
W&T Offshore, Inc. (A)	3,111	10,049
Western Midstream Partners LP	7,527	167,626
Whiting Petroleum Corp. (A)	580	37,514
World Fuel Services Corp.	1,250	33,088
		24,832,078
		27,006,282
Financials – 11.0%
Banks – 3.9%
1st Source Corp.	559	27,726
Allegiance Bancshares, Inc.	511	21,569
Amerant Bancorp, Inc.	655	22,630
American National Bankshares, Inc.	218	8,214
Ameris Bancorp	1,382	68,658
Ames National Corp.	260	6,367
Arrow Financial Corp.	442	15,572
Associated Banc-Corp.	3,059	69,103
Atlantic Union Bankshares Corp.	1,681	62,684
Banc of California, Inc.	1,367	26,821
BancFirst Corp.	701	49,463
Bank of America Corp.	148,933	6,626,029
Bank of Hawaii Corp.	693	58,046
Bank of Marin Bancorp	328	12,211

The accompanying notes are an integral part of the financial statements.	174

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank OZK	2,476	$115,208
BankFinancial Corp.	481	5,132
BankUnited, Inc.	1,852	78,358
Bankwell Financial Group, Inc.	211	6,929
Banner Corp.	760	46,109
Bar Harbor Bankshares	435	12,585
BayCom Corp. (A)	336	6,303
BCB Bancorp, Inc.	577	8,903
Berkshire Hills Bancorp, Inc.	1,028	29,226
BOK Financial Corp.	1,118	117,938
Brookline Bancorp, Inc.	1,813	29,352
Bryn Mawr Bank Corp.	470	21,155
Business First Bancshares, Inc.	293	8,295
Byline Bancorp, Inc.	825	22,564
Cadence Bank	3,193	95,119
Cambridge Bancorp	93	8,704
Camden National Corp.	400	19,264
Capital City Bank Group, Inc.	465	12,276
Capstar Financial Holdings, Inc.	374	7,865
Cathay General Bancorp	1,283	55,156
CBTX, Inc.	597	17,313
Central Pacific Financial Corp.	579	16,310
Central Valley Community Bancorp	357	7,415
Chemung Financial Corp.	161	7,371
CIT Group, Inc.	1,515	77,780
Citigroup, Inc.	35,055	2,116,971
Citizens & Northern Corp.	324	8,463
Citizens Financial Group, Inc.	7,007	331,081
City Holding Company	404	33,043
Civista Bancshares, Inc.	342	8,345
CNB Financial Corp.	426	11,289
Codorus Valley Bancorp, Inc.	267	5,767
Columbia Banking System, Inc.	1,479	48,393
Comerica, Inc.	2,455	213,585
Commerce Bancshares, Inc.	1,726	118,645
Community Bank System, Inc.	871	64,872
Community Trust Bancorp, Inc.	310	13,519
ConnectOne Bancorp, Inc.	882	28,850
Cullen/Frost Bankers, Inc.	1,220	153,805
Customers Bancorp, Inc. (A)	631	41,248
Dime Community Bancshares, Inc.	892	31,363
Eagle Bancorp, Inc.	547	31,912
East West Bancorp, Inc.	2,607	205,119
Eastern Bankshares, Inc.	1,120	22,590
Enterprise Bancorp, Inc.	327	14,689
Enterprise Financial Services Corp.	834	39,273
Equity Bancshares, Inc., Class A	331	11,231
Esquire Financial Holdings, Inc. (A)	291	9,201
Farmers & Merchants Bancorp, Inc.	233	7,649
FB Financial Corp.	964	42,242
Fidelity D&D Bancorp, Inc.	112	6,608
Fifth Third Bancorp	12,422	540,978
Financial Institutions, Inc.	417	13,261
First Bancorp (North Carolina)	687	31,410
First Bancorp (Puerto Rico)	3,172	43,710
First Busey Corp.	1,265	34,307
First Citizens BancShares, Inc., Class A	128	106,220
First Commonwealth Financial Corp.	2,106	33,886
First Community Bankshares, Inc.	247	8,255
First Financial Bancorp	2,135	52,051
First Financial Bankshares, Inc.	2,671	135,794
First Financial Corp.	338	15,308
First Financial Northwest, Inc.	388	6,274
First Hawaiian, Inc.	2,545	69,555
First Horizon Corp.	10,207	166,680
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Internet Bancorp	224	$10,537
First Interstate BancSystem, Inc., Class A	1,351	54,945
First Merchants Corp.	1,156	48,425
First Midwest Bancorp, Inc.	2,364	48,415
First Republic Bank	2,911	601,151
Flushing Financial Corp.	465	11,300
FNB Corp.	6,123	74,272
Fulton Financial Corp.	3,475	59,075
FVCBankcorp, Inc. (A)	432	8,558
German American Bancorp, Inc.	635	24,752
Glacier Bancorp, Inc.	2,143	121,508
Great Southern Bancorp, Inc.	369	21,863
Great Western Bancorp, Inc.	1,125	38,205
Guaranty Bancshares, Inc.	278	10,447
Hancock Whitney Corp.	1,723	86,184
Hanmi Financial Corp.	645	15,274
HarborOne Bancorp, Inc.	1,624	24,100
Heartland Financial USA, Inc.	771	39,020
Heritage Commerce Corp.	1,034	12,346
Heritage Financial Corp.	813	19,870
Hilltop Holdings, Inc.	1,026	36,054
Home BancShares, Inc.	3,212	78,212
HomeStreet, Inc.	549	28,548
Hope Bancorp, Inc.	2,740	40,305
Horizon Bancorp, Inc.	951	19,828
Huntington Bancshares, Inc.	26,864	414,243
Independent Bank Corp. (Massachusetts)	711	57,968
Independent Bank Corp. (Michigan)	561	13,391
Independent Bank Group, Inc.	910	65,657
International Bancshares Corp.	1,166	49,427
Investar Holding Corp.	319	5,873
Investors Bancorp, Inc.	5,096	77,204
JPMorgan Chase & Co.	52,348	8,289,306
KeyCorp	16,756	387,566
Lakeland Bancorp, Inc.	1,308	24,839
Lakeland Financial Corp.	520	41,673
Live Oak Bancshares, Inc.	804	70,181
M&T Bank Corp.	1,974	303,167
Macatawa Bank Corp.	926	8,167
Mercantile Bank Corp.	434	15,203
Meta Financial Group, Inc.	629	37,526
Metropolitan Bank Holding Corp. (A)	184	19,602
Midland States Bancorp, Inc.	539	13,362
MidWestOne Financial Group, Inc.	336	10,876
MVB Financial Corp.	370	15,362
National Bank Holdings Corp., Class A	721	31,681
National Bankshares, Inc.	188	6,817
NBT Bancorp, Inc.	501	19,299
Nicolet Bankshares, Inc. (A)	105	9,004
Northrim BanCorp, Inc.	222	9,648
Norwood Financial Corp.	211	5,484
OceanFirst Financial Corp.	1,155	25,641
OFG Bancorp	1,126	29,907
Old National Bancorp	1,685	30,532
Old Second Bancorp, Inc.	816	10,273
Origin Bancorp, Inc.	516	22,147
Pacific Premier Bancorp, Inc.	1,278	51,158
PacWest Bancorp	2,292	103,530
Park National Corp.	210	28,835
Peapack-Gladstone Financial Corp.	485	17,169
Penns Woods Bancorp, Inc.	222	5,233
Peoples Bancorp of North Carolina, Inc.	237	6,539
Peoples Bancorp, Inc.	778	24,748
People's United Financial, Inc.	7,377	131,458
Pinnacle Financial Partners, Inc.	1,429	136,470

The accompanying notes are an integral part of the financial statements.	175

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Popular, Inc.	399	$32,734
Preferred Bank	341	24,480
Primis Financial Corp.	655	9,851
Prosperity Bancshares, Inc.	925	66,878
QCR Holdings, Inc.	353	19,768
RBB Bancorp	407	10,663
Red River Bancshares, Inc.	155	8,293
Regions Financial Corp.	17,282	376,748
Renasant Corp.	1,124	42,656
Republic Bancorp, Inc., Class A	425	21,607
Republic First Bancorp, Inc. (A)	1,584	5,892
S&T Bancorp, Inc.	768	24,207
Sandy Spring Bancorp, Inc.	750	36,060
Seacoast Banking Corp. of Florida	1,186	41,973
ServisFirst Bancshares, Inc.	997	84,685
Shore Bancshares, Inc.	488	10,175
Sierra Bancorp	373	10,127
Signature Bank	1,007	325,734
Silvergate Capital Corp., Class A (A)	431	63,874
Simmons First National Corp., Class A	1,970	58,273
South Plains Financial, Inc.	426	11,847
Southern First Bancshares, Inc. (A)	207	12,935
Southside Bancshares, Inc.	820	34,292
SouthState Corp.	1,373	109,991
Spirit of Texas Bancshares, Inc.	334	9,613
Sterling Bancorp	3,615	93,231
Stock Yards Bancorp, Inc.	419	26,766
Summit Financial Group, Inc.	334	9,168
SVB Financial Group (A)	1,047	710,117
Synovus Financial Corp.	2,821	135,041
Texas Capital Bancshares, Inc. (A)	987	59,467
The Bancorp, Inc. (A)	1,124	28,448
The Bank of Princeton	248	7,274
The First Bancorp, Inc.	302	9,483
The First of Long Island Corp.	648	13,990
The PNC Financial Services Group, Inc.	7,247	1,453,168
Tompkins Financial Corp.	330	27,581
Towne Bank	1,654	52,250
TriCo Bancshares	636	27,323
TriState Capital Holdings, Inc. (A)	675	20,426
Triumph Bancorp, Inc. (A)	474	56,444
Truist Financial Corp.	23,995	1,404,907
Trustmark Corp.	1,219	39,569
U.S. Bancorp	26,294	1,476,934
UMB Financial Corp.	563	59,740
Umpqua Holdings Corp.	4,355	83,790
United Bankshares, Inc.	2,146	77,857
United Community Banks, Inc.	1,695	60,918
Unity Bancorp, Inc.	355	9,319
Univest Financial Corp.	733	21,931
Valley National Bancorp	7,884	108,405
Veritex Holdings, Inc.	1,027	40,854
Washington Trust Bancorp, Inc.	335	18,884
Webster Financial Corp.	1,717	95,877
Wells Fargo & Company	72,888	3,497,166
WesBanco, Inc.	1,220	42,688
West BanCorp, Inc.	463	14,385
Western Alliance Bancorp	1,882	202,597
Wintrust Financial Corp.	1,081	98,176
Zions Bancorp NA	2,947	186,133
		36,668,188
Capital markets – 3.3%
Affiliated Managers Group, Inc.	769	126,508
AllianceBernstein Holding LP	1,953	95,385
Ameriprise Financial, Inc.	2,054	619,610
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Apollo Investment Corp.	1,528	$19,543
Ares Capital Corp. (B)	8,591	182,043
Ares Management Corp., Class A	4,922	400,011
Artisan Partners Asset Management, Inc., Class A	1,550	73,842
AssetMark Financial Holdings, Inc. (A)	1,278	33,496
Associated Capital Group, Inc., Class A	454	19,522
Bain Capital Specialty Finance, Inc.	1,190	18,100
Barings BDC, Inc.	1,926	21,225
BGC Partners, Inc., Class A	7,348	34,168
BlackRock Capital Investment Corp.	2,127	8,508
BlackRock TCP Capital Corp.	1,134	15,320
BlackRock, Inc.	2,683	2,456,447
Blucora, Inc. (A)	1,076	18,636
Bridge Investment Group Holdings, Inc., Class A	1,456	36,356
Capital Southwest Corp.	445	11,250
Cboe Global Markets, Inc.	1,942	253,237
CME Group, Inc.	6,387	1,459,174
Cohen & Steers, Inc.	930	86,034
Coinbase Global, Inc., Class A (A)	3,735	942,602
Cowen, Inc., Class A	420	15,162
Diamond Hill Investment Group, Inc.	83	16,121
Donnelley Financial Solutions, Inc. (A)	686	32,338
Ellington Financial, Inc.	880	15,039
Evercore, Inc., Class A	743	100,937
FactSet Research Systems, Inc.	632	307,158
Federated Hermes, Inc.	1,908	71,703
Fidus Investment Corp.	605	10,878
Focus Financial Partners, Inc., Class A (A)	1,365	81,518
Franklin Resources, Inc.	9,106	304,960
FS KKR Capital Corp.	3,921	82,106
GAMCO Investors, Inc., Class A	443	11,066
Gladstone Capital Corp.	801	9,284
Gladstone Investment Corp.	797	13,613
Goldman Sachs BDC, Inc.	967	18,528
Golub Capital BDC, Inc.	1,363	21,045
Hamilton Lane, Inc., Class A	1,002	103,827
Hercules Capital, Inc.	2,271	37,676
Houlihan Lokey, Inc.	1,199	124,120
Interactive Brokers Group, Inc., Class A	1,612	128,025
Intercontinental Exchange, Inc.	9,750	1,333,508
Invesco, Ltd.	8,492	195,486
Jefferies Financial Group, Inc.	3,974	154,191
Lazard, Ltd., Class A	2,131	92,976
LPL Financial Holdings, Inc.	1,452	232,451
Main Street Capital Corp.	1,316	59,036
MarketAxess Holdings, Inc.	694	285,421
MarketWise, Inc. (A)	5,323	40,135
Moelis & Company, Class A	1,258	78,638
Monroe Capital Corp.	561	6,294
Moody's Corp.	3,313	1,293,992
Morgan Stanley	31,790	3,120,506
Morningstar, Inc.	772	264,016
MSCI, Inc.	1,465	897,591
Nasdaq, Inc.	2,794	586,768
New Mountain Finance Corp.	2,060	28,222
Newtek Business Services Corp.	477	13,180
Northern Trust Corp.	3,051	364,930
Oaktree Specialty Lending Corp.	2,519	18,792
Open Lending Corp., Class A (A)	2,053	46,151
Oppenheimer Holdings, Inc., Class A	169	7,837
Owl Rock Capital Corp.	4,673	66,170
Oxford Square Capital Corp.	1,411	5,757
P10, Inc., Class B (A)	665	9,297

The accompanying notes are an integral part of the financial statements.	176

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
PennantPark Floating Rate Capital, Ltd.	874	$11,161
PennantPark Investment Corp.	1,841	12,758
Perella Weinberg Partners	815	10,481
Piper Sandler Companies	319	56,945
Portman Ridge Finance Corp.	340	8,418
Prospect Capital Corp.	8,135	68,415
Pzena Investment Management, Inc., Class A	1,693	16,033
Raymond James Financial, Inc.	3,780	379,512
Robinhood Markets, Inc., Class A (A)(B)	14,944	265,405
S&P Global, Inc.	4,288	2,023,636
Sculptor Capital Management, Inc.	1,110	23,699
SEI Investments Company	2,764	168,438
Sixth Street Specialty Lending, Inc.	1,483	34,687
SLR Investment Corp.	825	15,205
SLR Senior Investment Corp.	444	6,207
State Street Corp.	6,212	577,716
Stellus Capital Investment Corp.	500	6,510
StepStone Group, Inc., Class A	1,560	64,849
Stifel Financial Corp.	1,959	137,953
StoneX Group, Inc. (A)	429	26,276
T. Rowe Price Group, Inc.	4,082	802,684
TCG BDC, Inc.	1,406	19,304
The Bank of New York Mellon Corp.	15,350	891,528
The Blackstone Group, Inc.	12,182	1,576,229
The Carlyle Group, Inc.	6,391	350,866
The Charles Schwab Corp.	32,113	2,700,703
The Goldman Sachs Group, Inc.	5,926	2,266,991
Tradeweb Markets, Inc., Class A	4,224	422,991
TriplePoint Venture Growth BDC Corp.	568	10,201
Victory Capital Holdings, Inc., Class A	1,360	49,681
Virtu Financial, Inc., Class A	3,306	95,312
Virtus Investment Partners, Inc.	128	38,029
WhiteHorse Finance, Inc.	557	8,634
WisdomTree Investments, Inc.	3,365	20,594
		30,805,517
Consumer finance – 0.6%
Ally Financial, Inc.	6,479	308,465
American Express Company	14,101	2,306,924
Atlanticus Holdings Corp. (A)	243	17,331
Capital One Financial Corp.	7,840	1,137,506
Credit Acceptance Corp. (A)(B)	282	193,926
Curo Group Holdings Corp.	881	14,105
Discover Financial Services	5,337	616,744
Elevate Credit, Inc. (A)	1,491	4,428
Encore Capital Group, Inc. (A)	602	37,390
Enova International, Inc. (A)	722	29,573
EZCORP, Inc., Class A (A)	1,448	10,672
FirstCash Holdings, Inc.	795	59,474
Green Dot Corp., Class A (A)	1,032	37,400
LendingTree, Inc. (A)	258	31,631
Moneylion, Inc. (A)	3,076	12,396
Navient Corp.	3,015	63,978
Nelnet, Inc., Class A	367	35,849
OneMain Holdings, Inc.	2,436	121,897
Oportun Financial Corp. (A)	399	8,080
OppFi, Inc. (A)	1,374	6,238
PRA Group, Inc. (A)	950	47,700
PROG Holdings, Inc. (A)	1,223	55,170
Regional Management Corp.	233	13,388
Santander Consumer USA Holdings, Inc.	5,022	211,024
SLM Corp.	5,564	109,444
Sunlight Financial Holdings, Inc. (A)	1,462	6,988
Synchrony Financial	10,161	471,369
Upstart Holdings, Inc. (A)	1,379	208,643
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (A)	133	$32,642
		6,210,375
Diversified financial services – 1.3%
Berkshire Hathaway, Inc., Class A (A)	11	4,957,282
Berkshire Hathaway, Inc., Class B (A)	23,047	6,891,053
Equitable Holdings, Inc.	7,560	247,892
GWG Holdings, Inc. (A)	813	8,122
Jackson Financial, Inc., Class A	1,342	56,136
Voya Financial, Inc.	2,133	141,439
		12,301,924
Insurance – 1.6%
Aflac, Inc.	11,866	692,856
Alleghany Corp. (A)	196	130,848
American Equity Investment Life Holding Company	1,171	45,575
American Financial Group, Inc.	1,581	217,103
American International Group, Inc.	15,290	869,389
American National Group, Inc.	390	73,648
AMERISAFE, Inc.	412	22,178
Arch Capital Group, Ltd. (A)	7,322	325,463
Argo Group International Holdings, Ltd.	742	43,118
Arthur J. Gallagher & Company	3,634	616,581
Assurant, Inc.	1,120	174,563
Assured Guaranty, Ltd.	1,401	70,330
Axis Capital Holdings, Ltd.	1,664	90,638
Bright Health Group, Inc. (A)	10,245	35,243
Brighthouse Financial, Inc. (A)	1,248	64,646
Brown & Brown, Inc.	5,126	360,255
BRP Group, Inc., Class A (A)	1,594	57,559
Cincinnati Financial Corp.	2,987	340,309
Citizens, Inc. (A)	1,370	7,275
CNA Financial Corp.	5,170	227,894
CNO Financial Group, Inc.	2,745	65,441
Crawford & Company, Class B	1,283	9,610
Donegal Group, Inc., Class A	786	11,232
eHealth, Inc. (A)	490	12,495
Employers Holdings, Inc.	692	28,635
Enstar Group, Ltd. (A)	196	48,528
Erie Indemnity Company, Class A	826	159,137
Everest Re Group, Ltd.	580	158,874
Fidelity National Financial, Inc.	5,294	276,241
First American Financial Corp.	2,102	164,439
Genworth Financial, Inc., Class A (A)	9,926	40,200
Globe Life, Inc.	1,425	133,551
GoHealth, Inc., Class A (A)	5,260	19,935
Goosehead Insurance, Inc., Class A	660	85,853
HCI Group, Inc.	170	14,202
Heritage Insurance Holdings, Inc.	734	4,316
Hippo Holdings, Inc. (A)	8,118	22,974
Horace Mann Educators Corp.	900	34,830
Independence Holding Company	356	20,178
Investors Title Company	50	9,858
Kemper Corp.	1,246	73,252
Kinsale Capital Group, Inc.	439	104,434
Lemonade, Inc. (A)(B)	1,078	45,395
Lincoln National Corp.	3,476	237,272
Loews Corp.	4,301	248,426
Markel Corp. (A)	208	256,672
Marsh & McLennan Companies, Inc.	8,978	1,560,556
MBIA, Inc. (A)	1,204	19,011
Mercury General Corp.	1,157	61,390
MetLife, Inc.	15,112	944,349
National Western Life Group, Inc., Class A	35	7,505
NI Holdings, Inc. (A)	641	12,121
Old Republic International Corp.	5,866	144,186

The accompanying notes are an integral part of the financial statements.	177

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Oscar Health, Inc., Class A (A)	3,277	$25,724
Palomar Holdings, Inc. (A)	514	33,292
Primerica, Inc.	766	117,405
Principal Financial Group, Inc.	5,014	362,663
ProAssurance Corp.	1,182	29,905
Prudential Financial, Inc.	6,781	733,975
Reinsurance Group of America, Inc.	1,269	138,943
RenaissanceRe Holdings, Ltd.	725	122,764
RLI Corp.	935	104,814
Root, Inc., Class A (A)	4,139	12,831
Ryan Specialty Group Holdings, Inc., Class A (A)	4,244	171,245
Safety Insurance Group, Inc.	334	28,400
Selective Insurance Group, Inc.	1,193	97,754
Selectquote, Inc. (A)	2,662	24,118
State Auto Financial Corp.	841	43,471
Stewart Information Services Corp.	487	38,829
The Allstate Corp.	4,827	567,897
The Hanover Insurance Group, Inc.	727	95,281
The Hartford Financial Services Group, Inc.	6,282	433,709
The Progressive Corp.	9,834	1,009,460
The Travelers Companies, Inc.	4,415	690,638
Trean Insurance Group, Inc. (A)	448	3,992
Trupanion, Inc. (A)	731	96,514
United Fire Group, Inc.	546	12,662
United Insurance Holdings Corp.	1,080	4,687
Universal Insurance Holdings, Inc.	656	11,152
Unum Group	3,143	77,224
W.R. Berkley Corp.	3,321	273,617
White Mountains Insurance Group, Ltd.	18	18,250
		14,881,785
Mortgage real estate investment trusts – 0.1%
AGNC Investment Corp.	6,319	95,038
Angel Oak Mortgage, Inc.	54	885
Annaly Capital Management, Inc.	21,305	166,605
Apollo Commercial Real Estate Finance, Inc.	3,205	42,178
Arbor Realty Trust, Inc.	2,208	40,451
Ares Commercial Real Estate Corp.	789	11,472
ARMOUR Residential REIT, Inc.	1,413	13,862
Blackstone Mortgage Trust, Inc., Class A	2,768	84,756
BrightSpire Capital, Inc.	2,808	28,810
Broadmark Realty Capital, Inc.	2,185	20,605
Chimera Investment Corp.	3,772	56,882
Dynex Capital, Inc.	611	10,210
Ellington Residential Mortgage REIT	471	4,894
Franklin BSP Realty Trust, Inc.	474	7,082
Granite Point Mortgage Trust, Inc.	1,105	12,940
Great Ajax Corp.	553	7,277
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,402	74,474
Invesco Mortgage Capital, Inc.	3,300	9,174
KKR Real Estate Finance Trust, Inc.	1,084	22,580
Ladder Capital Corp.	2,535	30,395
MFA Financial, Inc.	9,090	41,450
New Residential Investment Corp.	8,506	91,099
New York Mortgage Trust, Inc.	5,225	19,437
Orchid Island Capital, Inc.	1,157	5,207
PennyMac Mortgage Investment Trust	1,761	30,518
Ready Capital Corp.	1,430	22,351
Redwood Trust, Inc.	2,127	28,055
Starwood Property Trust, Inc.	5,131	124,683
TPG RE Finance Trust, Inc.	1,656	20,402
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mortgage real estate investment trusts (continued)
Two Harbors Investment Corp.	5,815	$33,553
		1,157,325
Thrifts and mortgage finance – 0.2%
Axos Financial, Inc. (A)	1,170	65,415
Bridgewater Bancshares, Inc. (A)	655	11,587
Capitol Federal Financial, Inc.	1,954	22,139
Columbia Financial, Inc. (A)	2,514	52,442
Enact Holdings, Inc.	1,803	37,268
Federal Agricultural Mortgage Corp., Class C	191	23,671
Federal Home Loan Mortgage Corp. (A)	12,537	10,406
Federal National Mortgage Association (A)	21,500	17,632
Flagstar Bancorp, Inc.	306	14,670
Home Bancorp, Inc.	185	7,679
Home Point Capital, Inc.	1,484	6,678
Kearny Financial Corp.	2,110	27,958
LoanDepot, Inc., Class A	5,042	24,202
Luther Burbank Corp.	1,316	18,477
Merchants Bancorp	618	29,250
MGIC Investment Corp.	6,433	92,764
New York Community Bancorp, Inc.	6,179	75,446
NMI Holdings, Inc., Class A (A)	1,463	31,967
Northfield Bancorp, Inc.	1,247	20,152
Northwest Bancshares, Inc.	2,105	29,807
Ocwen Financial Corp. (A)	244	9,753
PCSB Financial Corp.	498	9,482
PDL Community Bancorp (A)	510	7,466
PennyMac Financial Services, Inc.	824	57,499
Premier Financial Corp.	968	29,921
Provident Bancorp, Inc.	677	12,592
Provident Financial Services, Inc.	1,019	24,680
Radian Group, Inc.	3,644	76,998
Riverview Bancorp, Inc.	881	6,775
Rocket Companies, Inc., Class A (B)	35,120	491,680
Southern Missouri Bancorp, Inc.	216	11,269
Sterling Bancorp, Inc. (A)	1,248	7,176
Territorial Bancorp, Inc.	238	6,010
TFS Financial Corp.	3,937	70,354
Timberland Bancorp, Inc.	255	7,064
TrustCo Bank Corp. NY	512	17,055
Velocity Financial, Inc. (A)	372	5,096
Walker & Dunlop, Inc.	597	90,075
Washington Federal, Inc.	1,204	40,190
Western New England Bancorp, Inc.	789	6,912
WSFS Financial Corp.	837	41,950
		1,649,607
		103,674,721
Health care – 12.4%
Biotechnology – 2.3%
2seventy bio, Inc. (A)	390	9,996
4D Molecular Therapeutics, Inc. (A)	496	10,882
89bio, Inc. (A)	290	3,790
Aadi Bioscience, Inc. (A)	304	7,342
AbbVie, Inc.	31,305	4,238,697
Abeona Therapeutics, Inc. (A)	5,173	1,743
ACADIA Pharmaceuticals, Inc. (A)	3,016	70,393
Achieve Life Sciences, Inc. (A)	143	1,113
Achillion Pharmaceuticals, Inc. (A)(C)	3,410	5,128
Acorda Therapeutics, Inc. (A)	1,089	2,603
Acumen Pharmaceuticals, Inc. (A)	542	3,664
Adagio Therapeutics, Inc. (A)	1,840	13,358
Adicet Bio, Inc. (A)	550	9,620
Aduro Biotech, Inc. (A)(C)	312	936
Advaxis, Inc. (A)	7,965	1,239

The accompanying notes are an integral part of the financial statements.	178

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Adverum Biotechnologies, Inc. (A)	1,924	$3,386
Aeglea BioTherapeutics, Inc. (A)	797	3,786
Aerovate Therapeutics, Inc. (A)	373	4,398
Agenus, Inc. (A)	4,171	13,431
Agios Pharmaceuticals, Inc. (A)	1,160	38,129
Aileron Therapeutics, Inc. (A)	4,229	2,381
Akebia Therapeutics, Inc. (A)	3,771	8,522
Akero Therapeutics, Inc. (A)	639	13,515
Akouos, Inc. (A)	482	4,097
Albireo Pharma, Inc. (A)	301	7,010
Alder Biopharmaceuticals, Inc. (A)(C)	1,872	2,722
Aldeyra Therapeutics, Inc. (A)	778	3,112
Alector, Inc. (A)	1,508	31,140
Aligos Therapeutics, Inc. (A)	603	7,158
Alkermes PLC (A)	3,013	70,082
Allakos, Inc. (A)	977	9,565
Allogene Therapeutics, Inc. (A)	2,589	38,628
Allovir, Inc. (A)	1,052	13,613
Alnylam Pharmaceuticals, Inc. (A)	2,118	359,170
Alpine Immune Sciences, Inc. (A)	365	5,055
Altimmune, Inc. (A)	589	5,395
ALX Oncology Holdings, Inc. (A)	659	14,162
Alzamend Neuro, Inc. (A)(B)	981	1,864
Ambit Biosciences Corp. (A)(C)	515	309
Amgen, Inc.	10,108	2,273,997
Amicus Therapeutics, Inc. (A)	4,973	57,438
AnaptysBio, Inc. (A)	595	20,676
Anika Therapeutics, Inc. (A)	318	11,394
Anixa Biosciences, Inc. (A)	267	793
Annexon, Inc. (A)	614	7,055
Annovis Bio, Inc. (A)	176	3,094
Apellis Pharmaceuticals, Inc. (A)	1,496	70,731
Applied Molecular Transport, Inc. (A)	578	8,080
Applied Therapeutics, Inc. (A)	650	5,818
Aprea Therapeutics, Inc. (A)	81	232
Aptevo Therapeutics, Inc. (A)	90	708
Aptinyx, Inc. (A)	243	649
AquaBounty Technologies, Inc. (A)	439	922
Aravive, Inc. (A)	701	1,535
Arcus Biosciences, Inc. (A)	1,192	48,240
Arcutis Biotherapeutics, Inc. (A)	769	15,949
Ardelyx, Inc. (A)	4,272	4,699
Arena Pharmaceuticals, Inc. (A)	1,074	99,818
Arrowhead Pharmaceuticals, Inc. (A)	1,889	125,241
Assembly Biosciences, Inc. (A)	313	729
Astria Therapeutics, Inc. (A)	645	3,477
Atara Biotherapeutics, Inc. (A)	1,373	21,638
Athenex, Inc. (A)	2,350	3,196
Atossa Therapeutics, Inc. (A)	2,741	4,386
Atreca, Inc., Class A (A)	921	2,791
aTyr Pharma, Inc. (A)	237	1,770
Avalo Therapeutics, Inc. (A)	3,324	5,651
AVEO Pharmaceuticals, Inc. (A)	932	4,371
Avid Bioservices, Inc. (A)	992	28,947
Avidity Biosciences, Inc. (A)	655	15,569
Avrobio, Inc. (A)	1,365	5,255
Axcella Health, Inc. (A)	968	2,023
Ayala Pharmaceuticals, Inc. (A)	641	5,455
Aziyo Biologics, Inc., Class A (A)	230	1,449
Beam Therapeutics, Inc. (A)	1,141	90,926
Bellicum Pharmaceuticals, Inc. (A)	1,059	1,578
BioAtla, Inc. (A)	475	9,324
BioCryst Pharmaceuticals, Inc. (A)	2,966	41,079
Biogen, Inc. (A)	2,648	635,308
BioMarin Pharmaceutical, Inc. (A)	3,306	292,085
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biomea Fusion, Inc. (A)	348	$2,593
Bioxcel Therapeutics, Inc. (A)	451	9,169
Black Diamond Therapeutics, Inc. (A)	960	5,117
Bluebird Bio, Inc. (A)	1,170	11,688
Blueprint Medicines Corp. (A)	1,044	111,823
Bolt Biotherapeutics, Inc. (A)	540	2,646
Bridgebio Pharma, Inc. (A)	2,737	45,653
Brooklyn ImmunoTherapeutics, Inc. (A)	665	2,773
C4 Therapeutics, Inc. (A)	755	24,311
Cabaletta Bio, Inc. (A)	446	1,690
Calithera Biosciences, Inc. (A)	3,295	2,192
Calyxt, Inc. (A)	1,467	3,125
Candel Therapeutics, Inc. (A)	331	2,588
Capricor Therapeutics, Inc. (A)(B)	880	2,578
Cardiff Oncology, Inc. (A)	1,062	6,383
CareDx, Inc. (A)	890	40,477
Caribou Biosciences, Inc. (A)	895	13,506
Catalyst Biosciences, Inc. (A)	1,171	1,070
Catalyst Pharmaceuticals, Inc. (A)	2,142	14,501
Celcuity, Inc. (A)	72	950
Celldex Therapeutics, Inc. (A)	768	29,676
CEL-SCI Corp. (A)	784	5,566
Celsion Corp. (A)	4,469	2,413
Celularity, Inc. (A)	1,786	9,144
Century Therapeutics, Inc. (A)	839	13,307
Checkmate Pharmaceuticals, Inc. (A)	1,186	3,404
Checkpoint Therapeutics, Inc. (A)	779	2,423
ChemoCentryx, Inc. (A)	1,259	45,840
Chimerix, Inc. (A)	1,055	6,784
Chinook Therapeutics, Inc. (A)	797	12,999
Cidara Therapeutics, Inc. (A)	179	227
Clarus Therapeutics Holdings, Inc. (A)	22	53
Clovis Oncology, Inc. (A)	2,326	6,303
Codiak Biosciences, Inc. (A)	315	3,509
Cogent Biosciences, Inc. (A)	816	7,001
Coherus Biosciences, Inc. (A)	1,434	22,887
Concert Pharmaceuticals, Inc. (A)	1,605	5,056
Cortexyme, Inc. (A)(B)	576	7,269
Corvus Pharmaceuticals, Inc. (A)	1,318	3,176
Crinetics Pharmaceuticals, Inc. (A)	678	19,262
CTI BioPharma Corp. (A)	2,424	6,012
Cue Biopharma, Inc. (A)	664	7,510
Cullinan Oncology, Inc. (A)	632	9,752
Curis, Inc. (A)	1,714	8,159
Cyclerion Therapeutics, Inc. (A)	1,852	3,185
Cyteir Therapeutics, Inc. (A)	402	4,571
Cytokinetics, Inc. (A)	1,360	61,989
CytomX Therapeutics, Inc. (A)	1,018	4,408
Day One Biopharmaceuticals, Inc. (A)	960	16,176
Decibel Therapeutics, Inc. (A)	543	2,525
Deciphera Pharmaceuticals, Inc. (A)	1,040	10,161
Denali Therapeutics, Inc. (A)	2,075	92,545
Design Therapeutics, Inc. (A)	812	17,385
Dynavax Technologies Corp. (A)	1,897	26,691
Dyne Therapeutics, Inc. (A)	642	7,633
Eagle Pharmaceuticals, Inc. (A)	282	14,359
Editas Medicine, Inc. (A)	1,143	30,347
eFFECTOR Therapeutics, Inc. (A)(B)	584	4,836
Eiger BioPharmaceuticals, Inc. (A)	622	3,228
Eledon Pharmaceuticals, Inc. (A)	188	829
Elevation Oncology, Inc. (A)	279	1,680
Eliem Therapeutics, Inc. (A)	571	5,973
Emergent BioSolutions, Inc. (A)	1,025	44,557
Enanta Pharmaceuticals, Inc. (A)	386	28,865
Entasis Therapeutics Holdings, Inc. (A)	1,850	4,052

The accompanying notes are an integral part of the financial statements.	179

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Epizyme, Inc. (A)	1,858	$4,645
Equillium, Inc. (A)	835	3,131
Erasca, Inc. (A)(B)	1,961	30,552
Evelo Biosciences, Inc. (A)	1,133	6,877
Exact Sciences Corp. (A)	3,078	239,561
Exagen, Inc. (A)	108	1,256
Exelixis, Inc. (A)	5,688	103,977
Fate Therapeutics, Inc. (A)	1,608	94,084
Fennec Pharmaceuticals, Inc. (A)	143	629
FibroGen, Inc. (A)	1,854	26,141
Finch Therapeutics Group, Inc. (A)	641	6,391
First Wave Biopharma, Inc. (A)	1,115	1,611
Flexion Therapeutics, Inc. (A)(C)	867	538
Foghorn Therapeutics, Inc. (A)	553	12,647
Forma Therapeutics Holdings, Inc. (A)	728	10,352
Forte Biosciences, Inc. (A)	1,003	2,146
Fortress Biotech, Inc. (A)	1,857	4,643
Frequency Therapeutics, Inc. (A)	850	4,361
F-star Therapeutics, Inc. (A)	714	3,584
G1 Therapeutics, Inc. (A)	777	7,933
Gain Therapeutics, Inc. (A)	45	240
Galectin Therapeutics, Inc. (A)	1,506	3,117
Galera Therapeutics, Inc. (A)(B)	1,618	7,427
Generation Bio Company (A)	907	6,422
Genocea Biosciences, Inc. (A)	2,651	3,075
Geron Corp. (A)	4,452	5,431
Gilead Sciences, Inc.	22,302	1,619,348
Ginkgo Bioworks Holdings, Inc. (A)(B)	34,305	285,075
Global Blood Therapeutics, Inc. (A)	1,168	34,187
GlycoMimetics, Inc. (A)	1,565	2,254
Gossamer Bio, Inc. (A)	1,462	16,535
Graphite Bio, Inc. (A)	860	10,690
Greenwich Lifesciences, Inc. (A)	123	2,993
Gritstone bio, Inc. (A)	987	12,693
GTX Corp. (A)(C)	38	0
Halozyme Therapeutics, Inc. (A)	2,610	104,948
Harpoon Therapeutics, Inc. (A)	583	4,402
HCW Biologics, Inc. (A)	248	575
Heron Therapeutics, Inc. (A)	1,487	13,576
Homology Medicines, Inc. (A)	999	3,636
Hookipa Pharma, Inc. (A)	641	1,494
Horizon Therapeutics PLC (A)	3,931	423,605
Humacyte, Inc. (A)	1,629	11,810
Icosavax, Inc. (A)	553	12,653
Ideaya Biosciences, Inc. (A)	547	12,931
Idera Pharmaceuticals, Inc. (A)	3,934	2,242
IGM Biosciences, Inc. (A)	619	18,155
Imago Biosciences, Inc. (A)	528	12,519
Immuneering Corp., Class A (A)	361	5,837
Immunic, Inc. (A)	341	3,263
ImmunityBio, Inc. (A)	6,612	40,201
ImmunoGen, Inc. (A)	3,467	25,725
Immunome, Inc. (A)	203	2,631
Immunovant, Inc. (A)	1,756	14,961
Impel Neuropharma, Inc. (A)	519	4,479
IN8bio, Inc. (A)	138	606
Incyte Corp. (A)	3,981	292,205
Indaptus Therapeutics, Inc. (A)	465	2,651
Infinity Pharmaceuticals, Inc. (A)	736	1,656
Inhibrx, Inc. (A)	678	29,608
Inmune Bio, Inc. (A)	473	4,825
Inovio Pharmaceuticals, Inc. (A)	3,313	16,532
Inozyme Pharma, Inc. (A)	748	5,101
Insmed, Inc. (A)	1,924	52,410
Instil Bio, Inc. (A)	2,107	36,051
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Intellia Therapeutics, Inc. (A)	1,264	$149,455
Intercept Pharmaceuticals, Inc. (A)	671	10,931
Invitae Corp. (A)(B)	3,645	55,659
Ionis Pharmaceuticals, Inc. (A)	2,584	78,631
Ironwood Pharmaceuticals, Inc. (A)	3,112	36,286
iTeos Therapeutics, Inc. (A)	554	25,794
IVERIC bio, Inc. (A)	1,864	31,166
Janux Therapeutics, Inc. (A)	624	12,312
Jasper Therapeutics, Inc. (A)(B)	483	3,792
Jounce Therapeutics, Inc. (A)	886	7,398
KalVista Pharmaceuticals, Inc. (A)	368	4,869
Karuna Therapeutics, Inc. (A)	532	69,692
Keros Therapeutics, Inc. (A)	375	21,941
Kezar Life Sciences, Inc. (A)	542	9,062
Kiniksa Pharmaceuticals, Ltd., Class A (A)	1,104	12,994
Kinnate Biopharma, Inc. (A)	602	10,667
Kiromic BioPharma, Inc. (A)	321	491
Kodiak Sciences, Inc. (A)	899	76,217
Kronos Bio, Inc. (A)	803	10,913
Krystal Biotech, Inc. (A)	389	27,211
Kura Oncology, Inc. (A)	1,043	14,602
Kymera Therapeutics, Inc. (A)	836	53,078
Lantern Pharma, Inc. (A)	11	88
Larimar Therapeutics, Inc. (A)	512	5,524
Leap Therapeutics, Inc. (A)	2,212	7,167
Lexicon Pharmaceuticals, Inc. (A)	2,562	10,094
Ligand Pharmaceuticals, Inc. (A)	309	47,728
Lineage Cell Therapeutics, Inc. (A)	2,770	6,787
LogicBio Therapeutics, Inc. (A)	1,123	2,594
Lumos Pharma, Inc. (A)	43	298
Lyell Immunopharma, Inc. (A)	3,921	30,349
MacroGenics, Inc. (A)	1,031	16,548
Madrigal Pharmaceuticals, Inc. (A)	323	27,371
Magenta Therapeutics, Inc. (A)	934	4,138
MannKind Corp. (A)	3,858	16,859
Marker Therapeutics, Inc. (A)	2,986	2,837
Matinas BioPharma Holdings, Inc. (A)	5,353	5,407
MediciNova, Inc. (A)	1,166	3,125
MEI Pharma, Inc. (A)	2,438	6,509
MeiraGTx Holdings PLC (A)	698	16,571
Mersana Therapeutics, Inc. (A)	1,237	7,694
Metacrine, Inc. (A)	1,025	691
Mirum Pharmaceuticals, Inc. (A)	659	10,511
Moderna, Inc. (A)	7,122	1,808,846
Molecular Templates, Inc. (A)	878	3,442
Moleculin Biotech, Inc. (A)	1,245	2,316
Monte Rosa Therapeutics, Inc. (A)	877	17,908
Morphic Holding, Inc. (A)	687	32,550
Mustang Bio, Inc. (A)	2,606	4,326
Myriad Genetics, Inc. (A)	1,496	41,290
Natera, Inc. (A)	1,602	149,611
Navidea Biopharmaceuticals, Inc. (A)	2,439	2,439
Neoleukin Therapeutics, Inc. (A)	455	2,193
NeuroBo Pharmaceuticals, Inc. (A)	905	1,104
Neurocrine Biosciences, Inc. (A)	1,740	148,196
NexImmune, Inc. (A)	293	1,351
NextCure, Inc. (A)	542	3,252
Nkarta, Inc. (A)	548	8,412
Northwest Biotherapeutics, Inc. (A)	11,656	8,159
Novavax, Inc. (A)	1,306	186,849
Nurix Therapeutics, Inc. (A)	723	20,931
Nuvalent, Inc., Class A (A)	753	14,337
Ocugen, Inc. (A)(B)	3,119	14,191
Olema Pharmaceuticals, Inc. (A)	587	5,494
Omega Therapeutics, Inc. (A)	709	8,033

The accompanying notes are an integral part of the financial statements.	180

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Oncocyte Corp. (A)	2,198	$4,770
Oncorus, Inc. (A)	335	1,765
OncoSec Medical, Inc. (A)	2,111	2,026
Oncternal Therapeutics, Inc. (A)	1,525	3,462
OPKO Health, Inc. (A)	12,549	60,361
Organogenesis Holdings, Inc. (A)	2,172	20,069
Orgenesis, Inc. (A)	485	1,397
ORIC Pharmaceuticals, Inc. (A)	607	8,923
Outlook Therapeutics, Inc. (A)	2,083	2,833
Ovid therapeutics, Inc. (A)	572	1,836
Oyster Point Pharma, Inc. (A)	431	7,870
Passage Bio, Inc. (A)	825	5,239
PDL BioPharma, Inc. (A)(C)	1,734	3,104
PDS Biotechnology Corp. (A)	660	5,346
Pfenex, Inc. (A)(C)	763	836
PhaseBio Pharmaceuticals, Inc. (A)	1,586	4,139
Pieris Pharmaceuticals, Inc. (A)	1,728	6,532
PMV Pharmaceuticals, Inc. (A)	729	16,840
Point Biopharma Global, Inc. (A)	1,417	7,935
Poseida Therapeutics, Inc. (A)	1,586	10,801
Praxis Precision Medicines, Inc. (A)	714	14,066
Precigen, Inc. (A)	3,241	12,024
Precision BioSciences, Inc. (A)	1,182	8,747
Prelude Therapeutics, Inc. (A)	793	9,873
Progenics Pharmaceuticals, Inc. (A)(C)	1,955	83
Prometheus Biosciences, Inc. (A)	584	23,091
Protagonist Therapeutics, Inc. (A)	791	27,052
PTC Therapeutics, Inc. (A)	1,304	51,938
Puma Biotechnology, Inc. (A)	890	2,706
Rallybio Corp. (A)	455	4,341
RAPT Therapeutics, Inc. (A)	483	17,741
Recursion Pharmaceuticals, Inc., Class A (A)(B)	2,835	48,564
Regeneron Pharmaceuticals, Inc. (A)	1,892	1,194,836
REGENXBIO, Inc. (A)	794	25,964
Relay Therapeutics, Inc. (A)	1,768	54,295
Reneo Pharmaceuticals, Inc. (A)	651	5,566
Renovacor, Inc. (A)	158	1,217
Replimune Group, Inc. (A)	698	18,916
REVOLUTION Medicines, Inc. (A)	1,143	28,769
Rhythm Pharmaceuticals, Inc. (A)	820	8,184
Rigel Pharmaceuticals, Inc. (A)	3,503	9,283
Rocket Pharmaceuticals, Inc. (A)	1,021	22,288
Rubius Therapeutics, Inc. (A)	1,758	17,017
Sage Therapeutics, Inc. (A)	1,099	46,751
Sana Biotechnology, Inc. (A)	3,178	49,195
Sangamo Therapeutics, Inc. (A)	2,664	19,980
Sarepta Therapeutics, Inc. (A)	1,435	129,222
Savara, Inc. (A)	3,273	4,059
Scholar Rock Holding Corp. (A)	577	14,333
Scopus Biopharma, Inc. (A)	811	1,326
Seagen, Inc. (A)	3,236	500,286
Selecta Biosciences, Inc. (A)	1,916	6,246
SELLAS Life Sciences Group, Inc. (A)	418	2,312
Sensei Biotherapeutics, Inc. (A)	400	2,320
Sera Prognostics, Inc., Class A (A)	198	1,360
Seres Therapeutics, Inc. (A)	1,482	12,345
Shattuck Labs, Inc. (A)	541	4,604
Sierra Oncology, Inc. (A)	126	2,739
Sigilon Therapeutics, Inc. (A)	622	1,717
Silverback Therapeutics, Inc. (A)	919	6,121
Solid Biosciences, Inc. (A)	2,770	4,848
Spectrum Pharmaceuticals, Inc. (A)	2,679	3,402
Spero Therapeutics, Inc. (A)	578	9,254
SpringWorks Therapeutics, Inc. (A)	861	53,365
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Spruce Biosciences, Inc. (A)	208	$928
SQZ Biotechnologies Company (A)	422	3,768
Stoke Therapeutics, Inc. (A)	722	17,321
Surface Oncology, Inc. (A)	690	3,298
Surrozen, Inc. (A)	420	2,705
Sutro Biopharma, Inc. (A)	635	9,449
Syndax Pharmaceuticals, Inc. (A)	646	14,141
Synergy Pharmaceuticals, Inc. (A)(C)	6,230	18
Synlogic, Inc. (A)	1,786	4,322
Synthetic Biologics, Inc. (A)	10,597	2,885
Syros Pharmaceuticals, Inc. (A)	1,778	5,796
Talaris Therapeutics, Inc. (A)	597	9,128
Tango Therapeutics, Inc. (A)	1,346	14,725
Taysha Gene Therapies, Inc. (A)	571	6,652
TCR2 Therapeutics, Inc. (A)	1,031	4,804
Tempest Therapeutics, Inc. (A)	96	507
Tenaya Therapeutics, Inc. (A)	631	11,957
Tracon Pharmaceuticals, Inc. (A)	986	2,731
Travere Therapeutics, Inc. (A)	1,004	31,164
Trevena, Inc. (A)	6,227	3,627
TScan Therapeutics, Inc. (A)	202	909
Turning Point Therapeutics, Inc. (A)	839	40,020
Twist Bioscience Corp. (A)	827	64,002
Tyra Biosciences, Inc. (A)(B)	661	9,300
Ultragenyx Pharmaceutical, Inc. (A)	1,226	103,094
United Therapeutics Corp. (A)	809	174,809
UNITY Biotechnology, Inc. (A)	783	1,143
UroGen Pharma, Ltd. (A)	495	4,707
Vaccinex, Inc. (A)	1,664	1,747
Vanda Pharmaceuticals, Inc. (A)	1,167	18,310
Vaxart, Inc. (A)	2,037	12,772
Vaxcyte, Inc. (A)	827	19,674
Vera Therapeutics, Inc. (A)	459	12,264
Veracyte, Inc. (A)	1,119	46,103
Verastem, Inc. (A)	2,859	5,861
Vericel Corp. (A)	881	34,623
Vertex Pharmaceuticals, Inc. (A)	4,630	1,016,748
Verve Therapeutics, Inc. (A)	788	29,054
Viking Therapeutics, Inc. (A)	1,686	7,756
Vir Biotechnology, Inc. (A)	2,250	94,208
Viracta Therapeutics, Inc. (A)	919	3,354
Viridian Therapeutics, Inc. (A)	323	6,386
Virios Therapeutics, Inc. (A)	639	3,272
Vor BioPharma, Inc. (A)	556	6,461
Voyager Therapeutics, Inc. (A)	1,312	3,556
Werewolf Therapeutics, Inc. (A)	346	4,121
X4 Pharmaceuticals, Inc. (A)	590	1,351
XBiotech, Inc.	761	8,470
Xencor, Inc. (A)	1,123	45,055
XOMA Corp. (A)	228	4,754
Yield10 Bioscience, Inc. (A)	575	2,829
Y-mAbs Therapeutics, Inc. (A)	853	13,827
Yumanity Therapeutics, Inc. (A)	211	625
Zentalis Pharmaceuticals, Inc. (A)	734	61,700
ZIOPHARM Oncology, Inc. (A)	4,026	4,388
		21,752,494
Health care equipment and supplies – 2.4%
Abbott Laboratories	31,427	4,423,036
ABIOMED, Inc. (A)	813	292,005
Accelerate Diagnostics, Inc. (A)	1,138	5,940
Accuray, Inc. (A)	2,141	10,213
Acutus Medical, Inc. (A)	1,511	5,153
Align Technology, Inc. (A)	1,401	920,709
Alphatec Holdings, Inc. (A)	1,472	16,825
AngioDynamics, Inc. (A)	817	22,533

The accompanying notes are an integral part of the financial statements.	181

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Apollo Endosurgery, Inc. (A)	285	$2,403
Apyx Medical Corp. (A)	740	9,487
Asensus Surgical, Inc. (A)	4,509	5,005
Aspira Women's Health, Inc. (A)	1,357	2,402
AtriCure, Inc. (A)	851	59,170
Atrion Corp.	38	26,786
Avanos Medical, Inc. (A)	963	33,387
Axogen, Inc. (A)	892	8,358
Axonics, Inc. (A)	681	38,136
Baxter International, Inc.	8,716	748,181
Becton, Dickinson and Company	4,994	1,255,891
BioLife Solutions, Inc. (A)	651	24,263
Bioventus, Inc., Class A (A)	978	14,171
Boston Scientific Corp. (A)	25,320	1,075,594
Cardiovascular Systems, Inc. (A)	748	14,047
Cerus Corp. (A)	3,177	21,635
Chembio Diagnostics, Inc. (A)	638	727
Co-Diagnostics, Inc. (A)	301	2,688
CONMED Corp.	541	76,692
CryoLife, Inc. (A)	840	17,094
CryoPort, Inc. (A)	806	47,691
Cue Health, Inc. (A)(B)	2,236	29,985
Cutera, Inc. (A)	347	14,338
CVRx, Inc. (A)	171	2,091
CytoSorbents Corp. (A)	847	3,549
Dentsply Sirona, Inc.	3,957	220,761
DexCom, Inc. (A)	1,712	919,258
Eargo, Inc. (A)	924	4,712
Edwards Lifesciences Corp. (A)	11,060	1,432,823
Envista Holdings Corp. (A)	2,952	133,017
enVVeno Medical Corp. (A)	432	2,847
Establishment Labs Holdings, Inc. (A)	465	31,429
Figs, Inc., Class A (A)(B)	2,715	74,825
Glaukos Corp. (A)	856	38,041
Globus Medical, Inc., Class A (A)	1,836	132,559
Haemonetics Corp. (A)	931	49,380
Heska Corp. (A)	175	31,936
Hologic, Inc. (A)	4,484	343,295
ICU Medical, Inc. (A)	389	92,325
IDEXX Laboratories, Inc. (A)	1,514	996,908
Inari Medical, Inc. (A)	835	76,210
Inogen, Inc. (A)	449	15,266
Insulet Corp. (A)	1,236	328,863
Integer Holdings Corp. (A)	625	53,494
Integra LifeSciences Holdings Corp. (A)	1,566	104,906
Intersect ENT, Inc. (A)	718	19,609
Intuitive Surgical, Inc. (A)	6,334	2,275,806
Invacare Corp. (A)	844	2,296
iRadimed Corp. (A)	275	12,708
iRhythm Technologies, Inc. (A)	538	63,317
Lantheus Holdings, Inc. (A)	1,287	37,181
LeMaitre Vascular, Inc.	458	23,005
Lucira Health, Inc. (A)	556	4,787
Masimo Corp. (A)	986	288,681
Meridian Bioscience, Inc. (A)	942	19,217
Merit Medical Systems, Inc. (A)	1,044	65,041
Mesa Laboratories, Inc.	96	31,497
Natus Medical, Inc. (A)	710	16,848
Neogen Corp. (A)	1,989	90,320
Neuronetics, Inc. (A)	394	1,757
NeuroPace, Inc. (A)	100	1,008
Nevro Corp. (A)	648	52,533
NuVasive, Inc. (A)	954	50,066
OraSure Technologies, Inc. (A)	1,505	13,078
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Ortho Clinical Diagnostics Holdings PLC (A)	3,734	$79,870
Orthofix Medical, Inc. (A)	439	13,649
OrthoPediatrics Corp. (A)	364	21,789
Outset Medical, Inc. (A)	709	32,678
Owlet, Inc. (A)	1,547	4,130
PAVmed, Inc. (A)	1,090	2,681
Penumbra, Inc. (A)	660	189,631
PROCEPT BioRobotics Corp. (A)	603	15,081
Pulmonx Corp. (A)	486	15,586
Pulse Biosciences, Inc. (A)	394	5,835
Quidel Corp. (A)	751	101,377
ResMed, Inc.	2,565	668,131
Retractable Technologies, Inc. (A)	238	1,649
RxSight, Inc. (A)	159	1,789
SeaSpine Holdings Corp. (A)	591	8,049
Second Sight Medical Products, Inc. (A)	710	1,157
Senseonics Holdings, Inc. (A)(B)	7,349	19,622
Shockwave Medical, Inc. (A)	634	113,061
SI-BONE, Inc. (A)	650	14,437
Sientra, Inc. (A)	505	1,853
Sight Sciences, Inc. (A)	684	12,018
Silk Road Medical, Inc. (A)	667	28,421
SmileDirectClub, Inc. (A)(B)	7,305	17,167
STAAR Surgical Company (A)	849	77,514
Stereotaxis, Inc. (A)	1,565	9,703
Stryker Corp.	6,665	1,782,354
Surmodics, Inc. (A)	315	15,167
Tactile Systems Technology, Inc. (A)	415	7,897
Talis Biomedical Corp. (A)	773	3,100
Tandem Diabetes Care, Inc. (A)	1,121	168,733
Tela Bio, Inc. (A)	31	397
Teleflex, Inc.	846	277,894
The Cooper Companies, Inc.	853	357,356
TransMedics Group, Inc. (A)	477	9,139
Treace Medical Concepts, Inc. (A)	685	12,768
Utah Medical Products, Inc.	94	9,400
Vapotherm, Inc. (A)	424	8,781
Varex Imaging Corp. (A)	786	24,798
Venus Concept, Inc. (A)	2,267	3,854
Vicarious Surgical, Inc. (A)(B)	1,697	18,022
Zimmer Biomet Holdings, Inc.	3,741	475,257
		22,013,590
Health care providers and services – 2.5%
1Life Healthcare, Inc. (A)	2,297	40,358
Acadia Healthcare Company, Inc. (A)	1,651	100,216
Accolade, Inc. (A)	974	25,675
Aceto Corp. (A)(C)	853	0
Addus HomeCare Corp. (A)	306	28,614
agilon health, Inc. (A)	6,679	180,333
Alignment Healthcare, Inc. (A)	3,052	42,911
Amedisys, Inc. (A)	587	95,024
AmerisourceBergen Corp.	3,564	473,620
AMN Healthcare Services, Inc. (A)	852	104,225
Anthem, Inc.	4,319	2,002,029
Apollo Medical Holdings, Inc. (A)	958	70,394
Apria, Inc. (A)	377	12,290
Aveanna Healthcare Holdings, Inc. (A)	2,590	19,166
Biodesix, Inc. (A)	239	1,264
Brookdale Senior Living, Inc. (A)	3,810	19,660
Cardinal Health, Inc.	5,208	268,160
Castle Biosciences, Inc. (A)	350	15,005
Centene Corp. (A)	10,348	852,675
Chemed Corp.	230	121,679
Cigna Corp.	6,046	1,388,343

The accompanying notes are an integral part of the financial statements.	182

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)	2,429	$32,330
CorVel Corp. (A)	325	67,600
Covetrus, Inc. (A)	2,407	48,068
Cross Country Healthcare, Inc. (A)	752	20,876
CVS Health Corp.	23,381	2,411,984
DaVita, Inc. (A)	1,875	213,300
Encompass Health Corp.	1,801	117,533
Five Star Senior Living, Inc. (A)	1,606	4,738
Fulgent Genetics, Inc. (A)	470	47,277
Guardant Health, Inc. (A)	1,818	181,836
Hanger, Inc. (A)	810	14,685
HCA Healthcare, Inc.	5,672	1,457,250
HealthEquity, Inc. (A)	1,482	65,564
Henry Schein, Inc. (A)	2,317	179,637
Humana, Inc.	2,280	1,057,601
InfuSystem Holdings, Inc. (A)	109	1,856
Innovage Holding Corp. (A)	1,986	9,930
Interpace Biosciences, Inc. (A)	276	2,062
Laboratory Corp. of America Holdings (A)	1,739	546,411
LHC Group, Inc. (A)	577	79,182
LifeStance Health Group, Inc. (A)(B)	6,301	59,986
Magellan Health, Inc. (A)	528	50,155
McKesson Corp.	2,699	670,890
MEDNAX, Inc. (A)	1,595	43,400
ModivCare, Inc. (A)	241	35,738
Molina Healthcare, Inc. (A)	1,044	332,076
National HealthCare Corp.	341	23,168
National Research Corp.	508	21,092
Oak Street Health, Inc. (A)	4,161	137,896
Ontrak, Inc. (A)	613	3,856
Option Care Health, Inc. (A)	3,251	92,458
Owens & Minor, Inc.	1,368	59,508
Patterson Companies, Inc.	1,841	54,033
PetIQ, Inc. (A)	575	13,058
Precipio, Inc. (A)	1,078	1,703
Premier, Inc., Class A	1,861	76,617
Privia Health Group, Inc. (A)	1,729	44,729
Progenity, Inc. (A)(B)	2,849	5,954
Progyny, Inc. (A)	1,614	81,265
Quest Diagnostics, Inc.	2,175	376,297
R1 RCM, Inc. (A)	4,729	120,542
RadNet, Inc. (A)	1,011	30,441
Select Medical Holdings Corp.	2,459	72,295
Signify Health, Inc., Class A (A)	3,684	52,386
Surgery Partners, Inc. (A)	1,393	74,400
Talkspace, Inc. (A)	2,060	4,058
Tenet Healthcare Corp. (A)	1,918	156,681
The Ensign Group, Inc.	1,028	86,311
The Joint Corp. (A)	267	17,539
The Pennant Group, Inc. (A)	613	14,148
Tivity Health, Inc. (A)	1,003	26,519
UnitedHealth Group, Inc.	16,542	8,306,400
Universal Health Services, Inc., Class B	1,496	193,971
US Physical Therapy, Inc.	274	26,181
		23,787,112
Health care technology – 0.3%
Allscripts Healthcare Solutions, Inc. (A)	2,443	45,073
American Well Corp., Class A (A)	4,475	27,029
Castlight Health, Inc., B Shares (A)	3,656	5,630
Cerner Corp.	5,325	494,533
Certara, Inc. (A)	2,761	78,468
Change Healthcare, Inc. (A)	4,981	106,494
Computer Programs & Systems, Inc. (A)	332	9,728
Convey Health Solutions Holdings, Inc. (A)	707	5,911
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Definitive Healthcare Corp. (A)(B)	2,482	$67,833
Doximity, Inc., Class A (A)	3,282	164,527
Evolent Health, Inc., Class A (A)	1,650	45,656
GoodRx Holdings, Inc., Class A (A)(B)	7,028	229,675
Health Catalyst, Inc. (A)	714	28,289
HealthStream, Inc. (A)	704	18,557
HTG Molecular Diagnostics, Inc. (A)	68	369
Inspire Medical Systems, Inc. (A)	489	112,499
MultiPlan Corp. (A)	10,977	48,628
NantHealth, Inc. (A)	2,869	3,027
NextGen Healthcare, Inc. (A)	1,375	24,461
Omnicell, Inc. (A)	790	142,548
Phreesia, Inc. (A)	801	33,370
Schrodinger, Inc. (A)	1,147	39,950
Sema4 Holdings Corp. (A)	3,705	16,524
Sharecare, Inc. (A)	5,224	23,456
Simulations Plus, Inc.	395	18,684
Tabula Rasa HealthCare, Inc. (A)	474	7,110
Teladoc Health, Inc. (A)	2,766	253,974
Veeva Systems, Inc., Class A (A)	2,704	690,818
Vocera Communications, Inc. (A)	669	43,378
		2,786,199
Life sciences tools and services – 1.8%
10X Genomics, Inc., Class A (A)	1,989	296,281
Absci Corp. (A)(B)	1,492	12,234
Adaptive Biotechnologies Corp. (A)	2,619	73,489
Agilent Technologies, Inc.	5,388	860,194
Akoya Biosciences, Inc. (A)	324	4,960
Alpha Teknova, Inc. (A)	345	7,066
Avantor, Inc. (A)	10,429	439,478
Berkeley Lights, Inc. (A)	1,103	20,053
Bionano Genomics, Inc. (A)(B)	4,957	14,821
Bio-Rad Laboratories, Inc., Class A (A)	500	377,785
Bio-Techne Corp.	704	364,207
Bruker Corp.	2,721	228,319
Charles River Laboratories International, Inc. (A)	906	341,363
Codex DNA, Inc. (A)	223	2,408
Codexis, Inc. (A)	1,214	37,962
Cytek Biosciences, Inc. (A)	1,914	31,236
Danaher Corp.	12,585	4,140,591
Fluidigm Corp. (A)	1,624	6,366
ICON PLC (A)	19	5,884
Illumina, Inc. (A)	2,602	989,905
Inotiv, Inc. (A)	218	9,171
IQVIA Holdings, Inc. (A)	3,420	964,919
Maravai LifeSciences Holdings, Inc., Class A (A)	4,598	192,656
Medpace Holdings, Inc. (A)	647	140,813
Mettler-Toledo International, Inc. (A)	413	700,948
Miromatrix Medical, Inc. (A)	173	804
NanoString Technologies, Inc. (A)	769	32,475
NeoGenomics, Inc. (A)	2,242	76,497
Pacific Biosciences of California, Inc. (A)	3,737	76,459
PerkinElmer, Inc.	2,144	431,073
Personalis, Inc. (A)	696	9,932
Quanterix Corp. (A)	548	23,235
Rapid Micro Biosystems, Inc., Class A (A)	438	4,660
Repligen Corp. (A)	982	260,073
Seer, Inc. (A)	912	20,803
Singular Genomics Systems, Inc. (A)	1,117	12,913
SomaLogic, Inc. (A)	2,875	33,465
Sotera Health Company (A)	5,138	121,000
Syneos Health, Inc. (A)	1,866	191,601
Thermo Fisher Scientific, Inc.	6,898	4,602,622

The accompanying notes are an integral part of the financial statements.	183

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Waters Corp. (A)	1,097	$408,742
West Pharmaceutical Services, Inc.	1,314	616,279
		17,185,742
Pharmaceuticals – 3.1%
9 Meters Biopharma, Inc. (A)	6,618	6,477
Aclaris Therapeutics, Inc. (A)	1,008	14,656
Aerie Pharmaceuticals, Inc. (A)	991	6,957
Agile Therapeutics, Inc. (A)	5,254	2,564
Alexza Pharmaceuticals, Inc. (A)(C)	2,067	72
Amneal Pharmaceuticals, Inc. (A)	5,989	28,687
Amphastar Pharmaceuticals, Inc. (A)	1,078	25,107
Ampio Pharmaceuticals, Inc. (A)	2,637	1,503
Angion Biomedica Corp. (A)	423	1,227
ANI Pharmaceuticals, Inc. (A)	272	12,534
Antares Pharma, Inc. (A)	3,736	13,338
Aquestive Therapeutics, Inc. (A)	966	3,758
Arvinas, Inc. (A)	830	68,176
Atea Pharmaceuticals, Inc. (A)	1,534	13,714
Athira Pharma, Inc. (A)	794	10,346
Axsome Therapeutics, Inc. (A)	694	26,219
Aytu BioPharma, Inc. (A)	92	124
Baudax Bio, Inc. (A)	4,631	1,015
BioDelivery Sciences International, Inc. (A)	2,072	6,423
Bristol-Myers Squibb Company	39,443	2,459,271
Cara Therapeutics, Inc. (A)	906	11,035
Cassava Sciences, Inc. (A)(B)	680	29,716
Catalent, Inc. (A)	3,053	390,876
cbdMD, Inc. (A)	231	249
Clearside Biomedical, Inc. (A)	745	2,049
Clever Leaves Holdings, Inc. (A)	99	307
CNS Pharmaceuticals, Inc. (A)	3,118	2,190
Collegium Pharmaceutical, Inc. (A)	742	13,861
Corcept Therapeutics, Inc. (A)	2,211	43,778
DICE Therapeutics, Inc. (A)	507	12,832
Dova Pharmaceuticals, Inc. (A)(C)	702	0
Durect Corp. (A)	4,211	4,152
Edgewise Therapeutics, Inc. (A)	725	11,078
Elanco Animal Health, Inc. (A)	7,996	226,926
Elanco Animal Health, Inc. (A)(C)	1,239	0
Eli Lilly & Company	16,920	4,673,642
Eloxx Pharmaceuticals, Inc. (A)	3,360	2,352
Endo International PLC (A)	4,250	15,980
Esperion Therapeutics, Inc. (A)	591	2,955
Evofem Biosciences, Inc. (A)(B)	6,577	2,470
Evolus, Inc. (A)	1,243	8,092
Eyenovia, Inc. (A)	1,099	4,396
Fulcrum Therapeutics, Inc. (A)	625	11,056
Graybug Vision, Inc. (A)	949	1,737
Harmony Biosciences Holdings, Inc. (A)	852	36,329
Harrow Health, Inc. (A)	642	5,547
Hoth Therapeutics, Inc. (A)	3,937	2,594
Ikena Oncology, Inc. (A)	556	6,972
IMARA, Inc. (A)	1,085	2,441
Innoviva, Inc. (A)	1,418	24,461
Jaguar Health, Inc. (A)	1,652	1,718
Johnson & Johnson	46,514	7,957,150
Kala Pharmaceuticals, Inc. (A)	1,156	1,399
Kaleido Biosciences, Inc. (A)	768	1,836
Kiora Pharmaceuticals, Inc. (A)	1,182	1,785
Landos Biopharma, Inc. (A)	554	2,659
Lannett Company, Inc. (A)	920	1,490
Liquidia Corp. (A)	907	4,417
Longboard Pharmaceuticals, Inc. (A)	471	2,280
Lyra Therapeutics, Inc. (A)	554	2,415
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Marinus Pharmaceuticals, Inc. (A)	569	$6,760
Merck & Company, Inc.	44,288	3,394,232
MyMD Pharmaceuticals, Inc. (A)	531	3,218
Nektar Therapeutics (A)	3,478	46,988
NGM Biopharmaceuticals, Inc. (A)	1,448	25,644
Ocular Therapeutix, Inc. (A)	1,256	8,754
Odonate Therapeutics, Inc. (A)	1,742	2,352
Omeros Corp. (A)	1,206	7,755
Onconova Therapeutics, Inc. (A)	947	2,415
Optinose, Inc. (A)	2,082	3,373
Oramed Pharmaceuticals, Inc. (A)	522	7,454
Organon & Company	4,542	138,304
Osmotica Pharmaceuticals PLC (A)	2,331	2,517
Otonomy, Inc. (A)	2,342	4,871
Pacira BioSciences, Inc. (A)	844	50,783
Palisade Bio, Inc. (A)	1,200	1,560
Paratek Pharmaceuticals, Inc. (A)	901	4,045
Pfizer, Inc.	98,935	5,842,112
Phathom Pharmaceuticals, Inc. (A)	484	9,520
Phibro Animal Health Corp., Class A	851	17,377
Pliant Therapeutics, Inc. (A)	485	6,548
PLx Pharma, Inc. (A)	510	4,085
Prestige Consumer Healthcare, Inc. (A)	936	56,768
Prevail Therapeutics, Inc. (A)(C)	788	394
Provention Bio, Inc. (A)	1,551	8,717
Rain Therapeutics, Inc. (A)	373	4,804
Rani Therapeutics Holdings, Inc., Class A (A)(B)	774	12,655
Reata Pharmaceuticals, Inc., Class A (A)	634	16,719
Relmada Therapeutics, Inc. (A)	215	4,844
Revance Therapeutics, Inc. (A)	1,139	18,588
Royalty Pharma PLC, Class A	10,381	413,683
Satsuma Pharmaceuticals, Inc. (A)	287	1,292
scPharmaceuticals, Inc. (A)	172	863
SCYNEXIS, Inc. (A)	751	4,581
Seelos Therapeutics, Inc. (A)	2,723	4,438
SIGA Technologies, Inc. (A)	1,703	12,807
Supernus Pharmaceuticals, Inc. (A)	1,044	30,443
Tarsus Pharmaceuticals, Inc. (A)	267	6,008
Terns Pharmaceuticals, Inc. (A)	403	2,849
TFF Pharmaceuticals, Inc. (A)	273	2,422
Tilray, Inc., Class 2 (A)(B)	7,922	55,692
Tobira Therapeutics, Inc. (A)(C)	609	2,521
Tricida, Inc. (A)	1,068	10,210
Vallon Pharmaceuticals, Inc. (A)	476	2,846
Verrica Pharmaceuticals, Inc. (A)	659	6,036
Viatris, Inc.	21,862	295,793
Virpax Pharmaceuticals, Inc. (A)	556	1,907
VYNE Therapeutics, Inc. (A)	2,528	2,579
Xeris Biopharma Holdings, Inc. (A)	2,993	8,769
Zoetis, Inc.	8,323	2,031,062
Zogenix, Inc. (A)	961	15,616
Zomedica Corp. (A)	11,482	3,519
Zynerba Pharmaceuticals, Inc. (A)	1,171	3,372
		28,862,854
		116,387,991
Industrials – 8.3%
Aerospace and defense – 1.2%
AAR Corp. (A)	757	29,546
Aerojet Rocketdyne Holdings, Inc.	1,530	71,543
AeroVironment, Inc. (A)	487	30,209
Applied Energetics, Inc. (A)	2,713	6,511
Archer Aviation, Inc., Class A (A)	3,543	21,400
Astra Space, Inc. (A)	4,206	29,148
Astronics Corp. (A)	623	7,476

The accompanying notes are an integral part of the financial statements.	184

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Axon Enterprise, Inc. (A)	1,184	$185,888
BWX Technologies, Inc.	1,819	87,094
Curtiss-Wright Corp.	780	108,163
Ducommun, Inc. (A)	268	12,534
General Dynamics Corp.	4,907	1,022,962
HEICO Corp.	160	23,075
HEICO Corp., Class A	2,183	280,559
Hexcel Corp. (A)	1,553	80,445
Howmet Aerospace, Inc.	7,729	246,014
Huntington Ingalls Industries, Inc.	592	110,550
Kaman Corp.	587	25,329
Kratos Defense & Security Solutions, Inc. (A)	2,288	44,387
L3Harris Technologies, Inc.	3,534	753,590
Lockheed Martin Corp.	4,781	1,699,215
Maxar Technologies, Inc.	1,313	38,773
Mercury Systems, Inc. (A)	1,052	57,923
Momentus, Inc. (A)	826	3,453
Moog, Inc., Class A	671	54,331
National Presto Industries, Inc.	169	13,863
Northrop Grumman Corp.	2,736	1,059,024
PAE, Inc. (A)	1,340	13,306
Park Aerospace Corp.	561	7,405
Parsons Corp. (A)	1,963	66,055
Raytheon Technologies Corp.	26,820	2,308,129
Redwire Corp. (A)	767	5,177
Spirit AeroSystems Holdings, Inc., Class A	1,918	82,647
Textron, Inc.	4,054	312,969
The Boeing Company (A)	10,367	2,087,084
TransDigm Group, Inc. (A)	987	628,008
Triumph Group, Inc. (A)	1,030	19,086
Vectrus, Inc. (A)	260	11,900
		11,644,771
Air freight and logistics – 0.6%
Air Transport Services Group, Inc. (A)	1,293	37,988
Atlas Air Worldwide Holdings, Inc. (A)	480	45,178
CH Robinson Worldwide, Inc.	2,237	240,768
Expeditors International of Washington, Inc.	2,817	378,295
FedEx Corp.	4,736	1,224,919
Forward Air Corp.	567	68,658
GXO Logistics, Inc. (A)	1,949	177,028
Hub Group, Inc., Class A (A)	691	58,210
United Parcel Service, Inc., Class B	15,449	3,311,339
		5,542,383
Airlines – 0.2%
Alaska Air Group, Inc. (A)	2,366	123,269
Allegiant Travel Company (A)	324	60,601
American Airlines Group, Inc. (A)(B)	11,117	199,661
Delta Air Lines, Inc. (A)	11,545	451,179
Frontier Group Holdings, Inc. (A)	3,244	44,021
Hawaiian Holdings, Inc. (A)	993	18,241
JetBlue Airways Corp. (A)	6,077	86,536
Joby Aviation, Inc. (A)(B)	10,208	74,518
Mesa Air Group, Inc. (A)	734	4,110
SkyWest, Inc. (A)	1,002	39,379
Southwest Airlines Company (A)	10,730	459,673
Spirit Airlines, Inc. (A)	1,541	33,671
Sun Country Airlines Holdings, Inc. (A)	623	16,977
United Airlines Holdings, Inc. (A)	5,481	239,958
Wheels Up Experience, Inc. (A)	3,103	14,398
		1,866,192
Building products – 0.5%
A.O. Smith Corp.	2,908	249,652
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
AAON, Inc.	1,042	$82,766
Advanced Drainage Systems, Inc.	1,300	176,969
American Woodmark Corp. (A)	357	23,276
Apogee Enterprises, Inc.	557	26,820
Armstrong World Industries, Inc.	856	99,399
Builders FirstSource, Inc. (A)	3,718	318,670
Carlisle Companies, Inc.	734	182,120
Carrier Global Corp.	15,459	838,496
Cornerstone Building Brands, Inc. (A)	2,433	42,432
CSW Industrials, Inc.	335	40,488
Fortune Brands Home & Security, Inc.	2,535	270,992
Gibraltar Industries, Inc. (A)	643	42,875
Griffon Corp.	1,054	30,018
Insteel Industries, Inc.	400	15,924
JELD-WEN Holding, Inc. (A)	1,838	48,450
Johnson Controls International PLC	12,169	989,461
Lennox International, Inc.	691	224,133
Masco Corp.	4,518	317,254
Owens Corning	1,903	172,222
PGT Innovations, Inc. (A)	1,295	29,125
Quanex Building Products Corp.	554	13,728
Resideo Technologies, Inc. (A)	2,640	68,719
Simpson Manufacturing Company, Inc.	858	119,322
The AZEK Company, Inc. (A)	2,505	115,831
Trex Company, Inc. (A)	2,066	278,972
UFP Industries, Inc.	1,175	108,112
Zurn Water Solutions Corp.	2,268	82,555
		5,008,781
Commercial services and supplies – 0.6%
ABM Industries, Inc.	1,258	51,389
ACCO Brands Corp.	2,109	17,420
ACV Auctions, Inc., Class A (A)	2,502	47,138
ADT, Inc.	13,826	116,277
Aqua Metals, Inc. (A)	407	501
Brady Corp., Class A	1,093	58,913
BrightView Holdings, Inc. (A)	2,167	30,511
Casella Waste Systems, Inc., Class A (A)	1,031	88,068
CECO Environmental Corp. (A)	931	5,800
Charah Solutions, Inc. (A)	247	1,168
Cintas Corp.	1,839	814,990
Civeo Corp. (A)	76	1,457
Clean Harbors, Inc. (A)	1,074	107,153
Copart, Inc. (A)	4,174	632,862
CoreCivic, Inc. (A)	2,321	23,140
Deluxe Corp.	840	26,972
Driven Brands Holdings, Inc. (A)	2,702	90,841
Ennis, Inc.	594	11,601
Harsco Corp. (A)	1,705	28,491
Healthcare Services Group, Inc.	1,493	26,560
Heritage-Crystal Clean, Inc. (A)	532	17,035
HNI Corp.	862	36,247
IAA, Inc. (A)	2,440	123,513
Interface, Inc.	1,167	18,614
KAR Auction Services, Inc. (A)	2,327	36,348
Kimball International, Inc., Class B	828	8,470
Matthews International Corp., Class A	680	24,936
MillerKnoll, Inc.	1,430	56,042
Montrose Environmental Group, Inc. (A)	443	31,236
MSA Safety, Inc.	721	108,842
NL Industries, Inc.	1,334	9,872
Performant Financial Corp. (A)	374	901
Pitney Bowes, Inc.	3,538	23,457
Quad/Graphics, Inc. (A)	1,350	5,400
Republic Services, Inc.	5,240	730,718
Rollins, Inc.	8,852	302,827

The accompanying notes are an integral part of the financial statements.	185

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
RR Donnelley & Sons Company (A)	1,358	$15,291
SP Plus Corp. (A)	517	14,590
Steelcase, Inc., Class A	2,379	27,882
Stericycle, Inc. (A)	1,811	108,008
Team, Inc. (A)	728	794
Tetra Tech, Inc.	1,023	173,705
The Brink's Company	928	60,849
UniFirst Corp.	321	67,538
US Ecology, Inc. (A)	492	15,714
Viad Corp. (A)	446	19,084
Vidler Water Resouces, Inc. (A)	513	6,197
VSE Corp.	270	16,454
Waste Management, Inc.	7,307	1,219,538
		5,461,354
Construction and engineering – 0.2%
AECOM (A)	2,658	205,596
Ameresco, Inc., Class A (A)	941	76,635
Arcosa, Inc.	870	45,849
Argan, Inc.	361	13,967
Comfort Systems USA, Inc.	686	67,873
Construction Partners, Inc., Class A (A)	1,071	31,498
Dycom Industries, Inc. (A)	581	54,475
EMCOR Group, Inc.	901	114,778
Fluor Corp. (A)	2,601	64,427
Granite Construction, Inc.	919	35,565
Great Lakes Dredge & Dock Corp. (A)	1,462	22,983
IES Holdings, Inc. (A)	478	24,206
Infrastructure and Energy Alternatives, Inc. (A)	472	4,342
INNOVATE Corp. (A)	406	1,502
MasTec, Inc. (A)	1,330	122,732
Matrix Service Company (A)	663	4,986
MYR Group, Inc. (A)	327	36,150
Northwest Pipe Company (A)	252	8,014
Orbital Energy Group, Inc. (A)	635	1,391
Orion Group Holdings, Inc. (A)	985	3,713
Primoris Services Corp.	1,046	25,083
Quanta Services, Inc.	2,499	286,535
Sterling Construction Company, Inc. (A)	650	17,095
Tutor Perini Corp. (A)	1,152	14,250
Valmont Industries, Inc.	334	83,667
WillScot Mobile Mini Holdings Corp. (A)	4,093	167,158
		1,534,470
Electrical equipment – 0.6%
Acuity Brands, Inc.	643	136,136
Allied Motion Technologies, Inc.	333	12,151
American Superconductor Corp. (A)	626	6,811
AMETEK, Inc.	4,078	599,629
Array Technologies, Inc. (A)	2,316	36,338
Atkore, Inc. (A)	821	91,287
AZZ, Inc.	556	30,741
Babcock & Wilcox Enterprises, Inc. (A)	1,048	9,453
BitNile Holdings, Inc. (A)	1,563	1,860
Blink Charging Company (A)(B)	696	18,451
Bloom Energy Corp., Class A (A)	2,966	65,044
ChargePoint Holdings, Inc. (A)(B)	5,450	103,823
Eaton Corp. PLC	7,027	1,214,406
Emerson Electric Company	10,705	995,244
Encore Wire Corp.	377	53,949
Energous Corp. (A)	2,335	2,919
EnerSys	815	64,434
Enovix Corp. (A)	2,439	66,536
FTC Solar, Inc. (A)	1,092	8,256
FuelCell Energy, Inc. (A)	6,301	32,765
Generac Holdings, Inc. (A)	1,079	379,722
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
GrafTech International, Ltd.	4,843	$57,293
Hubbell, Inc.	956	199,106
nVent Electric PLC	3,080	117,040
Ocean Power Technologies, Inc. (A)	567	839
Orion Energy Systems, Inc. (A)	915	3,312
Plug Power, Inc. (A)	10,058	283,937
Powell Industries, Inc.	287	8,464
Preformed Line Products Company	126	8,152
Regal Rexnord Corp.	1,214	206,599
Rockwell Automation, Inc.	1,995	695,956
Shoals Technologies Group, Inc., Class A (A)	2,743	66,655
Sunrun, Inc. (A)	3,673	125,984
Sunworks, Inc. (A)	246	755
Thermon Group Holdings, Inc. (A)	751	12,714
TPI Composites, Inc. (A)	773	11,564
Vicor Corp. (A)	789	100,187
		5,828,512
Industrial conglomerates – 0.8%
3M Company	10,244	1,819,642
General Electric Company	19,462	1,838,575
Honeywell International, Inc.	12,207	2,545,282
Icahn Enterprises LP	4,276	212,047
Roper Technologies, Inc.	1,825	897,645
		7,313,191
Machinery – 1.6%
AGCO Corp.	1,382	160,340
Agrify Corp. (A)	374	3,441
Alamo Group, Inc.	239	35,176
Albany International Corp., Class A	621	54,927
Allison Transmission Holdings, Inc.	1,324	48,127
Altra Industrial Motion Corp.	1,239	63,895
Astec Industries, Inc.	493	34,150
Barnes Group, Inc.	1,066	49,665
Berkshire Grey, Inc. (A)	3,321	18,266
Caterpillar, Inc.	9,735	2,012,614
Chart Industries, Inc. (A)	655	104,466
CIRCOR International, Inc. (A)	461	12,530
Colfax Corp. (A)	2,476	113,822
Columbus McKinnon Corp.	532	24,610
Commercial Vehicle Group, Inc. (A)	856	6,899
Crane Company	1,111	113,022
Cummins, Inc.	2,359	514,592
Deere & Company	5,348	1,833,776
Donaldson Company, Inc.	2,191	129,839
Douglas Dynamics, Inc.	435	16,991
Dover Corp.	2,215	402,244
Energy Recovery, Inc. (A)	1,211	26,024
Enerpac Tool Group Corp.	1,293	26,222
EnPro Industries, Inc.	426	46,890
ESCO Technologies, Inc.	519	46,705
Evoqua Water Technologies Corp. (A)	2,177	101,775
Federal Signal Corp.	1,215	52,658
Flowserve Corp.	2,471	75,613
Fortive Corp.	6,140	468,421
Franklin Electric Company, Inc.	926	87,563
Gates Industrial Corp. PLC (A)	5,553	88,348
Gencor Industries, Inc. (A)	428	4,935
Graco, Inc.	3,250	262,015
Graham Corp.	310	3,856
Helios Technologies, Inc.	627	65,942
Hillenbrand, Inc.	1,455	75,645
Hillman Solutions Corp. (A)	2,499	26,864
Hurco Companies, Inc.	183	5,435
Hydrofarm Holdings Group, Inc. (A)	570	16,125

The accompanying notes are an integral part of the financial statements.	186

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hyster-Yale Materials Handling, Inc.	296	$12,166
Hyzon Motors, Inc. (A)(B)	3,912	25,389
IDEX Corp.	1,049	247,900
Illinois Tool Works, Inc.	5,437	1,341,852
Ingersoll Rand, Inc.	7,599	470,150
ITT, Inc.	1,610	164,526
John Bean Technologies Corp.	615	94,439
Kadant, Inc.	213	49,092
Kennametal, Inc.	1,628	58,461
LB Foster Company, Class A (A)	298	4,098
Lincoln Electric Holdings, Inc.	1,032	143,933
Lindsay Corp.	215	32,680
Markforged Holding Corp. (A)	2,754	14,789
Mayville Engineering Company, Inc. (A)	522	7,783
Meritor, Inc. (A)	1,344	33,304
Microvast Holdings, Inc. (A)(B)	5,831	33,003
Miller Industries, Inc.	293	9,786
Mueller Industries, Inc.	1,081	64,168
Mueller Water Products, Inc., Class A	3,308	47,635
Nikola Corp. (A)(B)	6,833	67,442
NN, Inc. (A)	766	3,141
Nordson Corp.	853	217,745
Omega Flex, Inc.	223	28,310
Oshkosh Corp.	1,251	141,000
Otis Worldwide Corp.	7,399	644,231
PACCAR, Inc.	5,813	513,055
Parker-Hannifin Corp.	2,269	721,814
Park-Ohio Holdings Corp.	316	6,690
Proto Labs, Inc. (A)	533	27,370
RBC Bearings, Inc. (A)	524	105,832
REV Group, Inc.	1,210	17,122
Sarcos Technology and Robotics Corp. (A)(B)	1,472	14,691
Snap-on, Inc.	835	179,842
SPX Corp. (A)	887	52,936
SPX FLOW, Inc.	803	69,443
Standex International Corp.	280	30,985
Stanley Black & Decker, Inc.	2,953	556,995
Tennant Company	380	30,795
Terex Corp.	1,289	56,652
The Eastern Company	202	5,082
The Gorman-Rupp Company	603	26,864
The Greenbrier Companies, Inc.	586	26,892
The Manitowoc Company, Inc. (A)	748	13,905
The Middleby Corp. (A)	1,012	199,121
The Shyft Group, Inc.	699	34,342
The Timken Company	1,435	99,431
The Toro Company	1,973	197,122
Titan International, Inc. (A)	1,489	16,319
Trinity Industries, Inc.	1,995	60,249
Wabash National Corp.	1,110	21,667
Wabtec Corp.	3,459	318,608
Watts Water Technologies, Inc., Class A	551	106,988
Welbilt, Inc. (A)	2,649	62,967
Woodward, Inc.	1,184	129,601
Xos, Inc. (A)	2,320	7,308
Xylem, Inc.	3,301	395,856
		15,297,995
Marine – 0.0%
Eagle Bulk Shipping, Inc.	275	12,513
Kirby Corp. (A)	1,165	69,224
Matson, Inc.	725	65,272
		147,009
Professional services – 0.5%
Acacia Research Corp. (A)	1,357	6,961
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
ASGN, Inc. (A)	958	$118,217
Barrett Business Services, Inc.	173	11,947
BlackSky Technology, Inc. (A)	1,388	6,232
Booz Allen Hamilton Holding Corp.	2,443	207,142
CACI International, Inc., Class A (A)	328	88,301
CBIZ, Inc. (A)	1,073	41,976
CoStar Group, Inc. (A)	7,050	557,162
CRA International, Inc.	162	15,124
Dun & Bradstreet Holdings, Inc. (A)	7,238	148,307
Equifax, Inc.	2,170	635,354
Exponent, Inc.	947	110,543
First Advantage Corp. (A)	2,261	43,049
Forrester Research, Inc. (A)	420	24,667
Franklin Covey Company (A)	312	14,464
FTI Consulting, Inc. (A)	466	71,494
Heidrick & Struggles International, Inc.	421	18,410
Huron Consulting Group, Inc. (A)	468	23,353
ICF International, Inc.	377	38,661
Insperity, Inc.	704	83,149
Jacobs Engineering Group, Inc.	2,341	325,937
KBR, Inc.	2,611	124,336
Kelly Services, Inc., Class A	813	13,634
Kforce, Inc.	412	30,991
Korn Ferry	1,010	76,487
LegalZoom.com, Inc. (A)(B)	3,194	51,328
Leidos Holdings, Inc.	2,555	227,140
ManpowerGroup, Inc.	989	96,259
ManTech International Corp., Class A	785	57,250
Mistras Group, Inc. (A)	754	5,602
Red Violet, Inc. (A)	54	2,143
Resources Connection, Inc.	781	13,933
Robert Half International, Inc.	2,007	223,821
Science Applications International Corp.	855	71,469
Spire Global, Inc. (A)	2,065	6,980
Sterling Check Corp. (A)	1,453	29,801
TransUnion	3,432	406,967
TriNet Group, Inc. (A)	1,183	112,693
TrueBlue, Inc. (A)	739	20,448
Upwork, Inc. (A)	2,277	77,782
Verisk Analytics, Inc.	2,863	654,854
Willdan Group, Inc. (A)	264	9,293
		4,903,661
Road and rail – 1.1%
AMERCO	313	227,310
ArcBest Corp.	474	56,809
Avis Budget Group, Inc. (A)	1,000	207,370
Canadian Pacific Railway, Ltd.	4,793	344,808
Covenant Logistics Group, Inc. (A)	436	11,523
CSX Corp.	40,431	1,520,206
Daseke, Inc. (A)	1,184	11,887
Heartland Express, Inc.	1,522	25,600
HyreCar, Inc. (A)	233	1,097
JB Hunt Transport Services, Inc.	1,930	394,492
Knight-Swift Transportation Holdings, Inc.	3,037	185,075
Landstar System, Inc.	521	93,269
Lyft, Inc., Class A (A)	5,983	255,654
Marten Transport, Ltd.	1,666	28,589
Norfolk Southern Corp.	4,396	1,308,733
Old Dominion Freight Line, Inc.	1,964	703,858
P.A.M. Transportation Services, Inc. (A)	239	16,971
Ryder System, Inc.	1,009	83,172
Saia, Inc. (A)	476	160,426
Schneider National, Inc., Class B	3,485	93,781
TuSimple Holdings, Inc., Class A (A)	3,576	128,200
Uber Technologies, Inc. (A)	33,348	1,398,282

The accompanying notes are an integral part of the financial statements.	187

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Union Pacific Corp.	11,223	$2,827,410
Universal Logistics Holdings, Inc.	647	12,202
Werner Enterprises, Inc.	973	46,373
XPO Logistics, Inc. (A)	1,938	150,059
Yellow Corp. (A)	875	11,016
		10,304,172
Trading companies and distributors – 0.4%
AeroCentury Corp.	37	2,209
Air Lease Corp.	2,130	94,210
Alta Equipment Group, Inc. (A)	98	1,435
Applied Industrial Technologies, Inc.	732	75,176
Beacon Roofing Supply, Inc. (A)	1,363	78,168
BlueLinx Holdings, Inc. (A)	138	13,215
Boise Cascade Company	747	53,186
Core & Main, Inc., Class A (A)	3,569	108,283
DXP Enterprises, Inc. (A)	424	10,884
EVI Industries, Inc. (A)	281	8,776
Fastenal Company	10,444	669,043
Fortress Transportation & Infrastructure Investors LLC	1,753	50,697
GATX Corp.	601	62,618
Global Industrial Company	777	31,779
GMS, Inc. (A)	822	49,410
H&E Equipment Services, Inc.	697	30,856
Herc Holdings, Inc.	532	83,285
Lawson Products, Inc. (A)	105	5,749
McGrath RentCorp	476	38,204
MRC Global, Inc. (A)	1,850	12,728
MSC Industrial Direct Company, Inc., Class A	705	59,262
NOW, Inc. (A)	2,251	19,224
Rush Enterprises, Inc., Class A	1,071	59,590
SiteOne Landscape Supply, Inc. (A)	801	194,066
Textainer Group Holdings, Ltd.	934	33,353
Titan Machinery, Inc. (A)	513	17,283
United Rentals, Inc. (A)	1,287	427,657
Univar Solutions, Inc. (A)	3,249	92,109
Veritiv Corp. (A)	274	33,584
W.W. Grainger, Inc.	838	434,285
Watsco, Inc.	731	228,715
WESCO International, Inc. (A)	915	120,405
		3,199,444
		78,051,935
Information technology – 26.7%
Communications equipment – 0.9%
ADTRAN, Inc.	1,000	22,830
Airspan Networks Holdings, Inc. (A)	603	2,285
Applied Optoelectronics, Inc. (A)	524	2,693
Arista Networks, Inc. (A)	5,452	783,725
Aviat Networks, Inc. (A)	36	1,155
CalAmp Corp. (A)	820	5,789
Calix, Inc. (A)	1,143	91,406
Cambium Networks Corp. (A)	562	14,404
Casa Systems, Inc. (A)	2,022	11,465
Ciena Corp. (A)	2,792	214,900
Cisco Systems, Inc.	74,769	4,738,112
Clearfield, Inc. (A)	289	24,397
CommScope Holding Company, Inc. (A)	3,833	42,316
Comtech Telecommunications Corp.	548	12,982
Digi International, Inc. (A)	683	16,781
DZS, Inc. (A)	566	9,181
EMCORE Corp. (A)	60	419
Extreme Networks, Inc. (A)	2,573	40,396
F5, Inc. (A)	1,082	264,776
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Harmonic, Inc. (A)	2,066	$24,296
Infinera Corp. (A)	3,517	33,728
Inseego Corp. (A)	1,798	10,482
Juniper Networks, Inc.	5,594	199,762
KVH Industries, Inc. (A)	504	4,632
Lantronix, Inc. (A)	53	415
Lumentum Holdings, Inc. (A)	1,347	142,472
Motorola Solutions, Inc.	2,893	786,028
NETGEAR, Inc. (A)	654	19,103
NetScout Systems, Inc. (A)	1,447	47,867
Plantronics, Inc. (A)	804	23,589
Powerwave Technologies, Inc. (A)(C)	912	0
Resonant, Inc. (A)	553	946
Ribbon Communications, Inc. (A)	2,627	15,893
Ubiquiti, Inc.	1,124	344,731
ViaSat, Inc. (A)	1,289	57,412
Viavi Solutions, Inc. (A)	4,348	76,612
Vislink Technologies, Inc. (A)	1,137	1,342
		8,089,322
Electronic equipment, instruments and components – 0.7%
908 Devices, Inc. (A)	290	7,502
Advanced Energy Industries, Inc.	715	65,108
AEye, Inc. (A)	2,196	10,629
Akoustis Technologies, Inc. (A)	872	5,825
Amphenol Corp., Class A	10,476	916,231
Arlo Technologies, Inc. (A)	1,497	15,704
Arrow Electronics, Inc. (A)	1,017	136,553
Avnet, Inc.	1,858	76,605
Badger Meter, Inc.	582	62,018
Bel Fuse, Inc., Class B	346	4,474
Belden, Inc.	836	54,950
Benchmark Electronics, Inc.	800	21,680
CDW Corp.	2,388	489,015
Cognex Corp.	3,194	248,365
Coherent, Inc. (A)	451	120,210
Corning, Inc.	15,094	561,950
CTS Corp.	667	24,492
Daktronics, Inc. (A)	1,227	6,196
ePlus, Inc. (A)	342	18,427
Evolv Technologies Holdings, Inc. (A)	2,210	9,857
FARO Technologies, Inc. (A)	391	27,378
Identiv, Inc. (A)	100	2,814
II-VI, Inc. (A)	1,909	130,442
Insight Enterprises, Inc. (A)	655	69,823
IPG Photonics Corp. (A)	978	168,353
Iteris, Inc. (A)	1,032	4,128
Itron, Inc. (A)	841	57,625
Jabil, Inc.	2,648	186,287
Keysight Technologies, Inc. (A)	3,278	676,940
Kimball Electronics, Inc. (A)	554	12,055
Knowles Corp. (A)	1,805	42,147
Littelfuse, Inc.	461	145,067
Methode Electronics, Inc.	768	37,763
MicroVision, Inc. (A)	2,624	13,146
Napco Security Technologies, Inc. (A)	371	18,543
National Instruments Corp.	2,530	110,485
Netlist, Inc. (A)	3,719	23,988
nLight, Inc. (A)	848	20,310
Novanta, Inc. (A)	656	115,672
OSI Systems, Inc. (A)	333	31,036
PAR Technology Corp. (A)	370	19,525
PC Connection, Inc.	517	22,298
Plexus Corp. (A)	489	46,890
Rogers Corp. (A)	345	94,185
Sanmina Corp. (A)	1,095	45,399

The accompanying notes are an integral part of the financial statements.	188

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
ScanSource, Inc. (A)	460	$16,137
SmartRent, Inc. (A)	2,767	26,785
TD SYNNEX Corp.	1,563	178,745
Teledyne Technologies, Inc. (A)	813	355,192
Trimble, Inc. (A)	4,534	395,319
TTM Technologies, Inc. (A)	2,254	33,585
Vishay Intertechnology, Inc.	2,794	61,105
Vishay Precision Group, Inc. (A)	306	11,359
Vontier Corp.	2,732	83,954
Zebra Technologies Corp., Class A (A)	958	570,202
		6,710,473
IT services – 4.2%
Affirm Holdings, Inc. (A)	4,641	466,699
AgileThought, Inc. (A)	536	2,530
Akamai Technologies, Inc. (A)	2,665	311,912
Alliance Data Systems Corp.	889	59,181
Automatic Data Processing, Inc.	7,262	1,790,664
BigCommerce Holdings, Inc., Series 1 (A)	1,168	41,312
Block, Inc. (A)	8,093	1,307,100
BM Technologies, Inc. (A)	364	3,352
Brightcove, Inc. (A)	983	10,046
Broadridge Financial Solutions, Inc.	2,052	375,147
Cass Information Systems, Inc.	256	10,066
Cloudflare, Inc., Class A (A)	5,513	724,960
Cognizant Technology Solutions Corp., Class A	9,376	831,839
Concentrix Corp.	945	168,796
Conduent, Inc. (A)	4,515	24,110
CSG Systems International, Inc.	652	37,568
Cyxtera Technologies, Inc. (A)	2,238	28,221
DigitalOcean Holdings, Inc. (A)	1,853	148,851
DXC Technology Company (A)	4,538	146,078
EPAM Systems, Inc. (A)	1,007	673,129
Euronet Worldwide, Inc. (A)	970	115,595
EVO Payments, Inc., Class A (A)	1,591	40,730
Exela Technologies, Inc. (A)	2,619	2,298
ExlService Holdings, Inc. (A)	612	88,599
Fastly, Inc., Class A (A)	1,995	70,723
Fidelity National Information Services, Inc.	10,957	1,195,957
Fiserv, Inc. (A)	11,750	1,219,533
FleetCor Technologies, Inc. (A)	1,491	333,745
Flywire Corp. (A)	1,698	64,626
Gartner, Inc. (A)	1,486	496,800
Genpact, Ltd.	3,430	182,064
Global Payments, Inc.	5,234	707,532
GoDaddy, Inc., Class A (A)	3,014	255,768
GreenSky, Inc., Class A (A)	3,402	38,647
i3 Verticals, Inc., Class A (A)	606	13,811
IBM Corp.	15,804	2,112,363
Information Services Group, Inc.	1,192	9,083
Jack Henry & Associates, Inc.	1,234	206,066
Kyndryl Holdings, Inc. (A)	3,160	57,196
Limelight Networks, Inc. (A)	2,664	9,138
LiveRamp Holdings, Inc. (A)	1,229	58,931
Marqeta, Inc., Class A (A)(B)	9,562	164,180
Mastercard, Inc., Class A	17,476	6,279,476
MAXIMUS, Inc.	1,145	91,222
MoneyGram International, Inc. (A)	1,519	11,985
MongoDB, Inc. (A)	1,099	581,756
Okta, Inc. (A)	2,348	526,351
Paychex, Inc.	6,425	877,013
Paymentus Holdings, Inc., Class A (A)(B)	1,879	65,727
Payoneer Global, Inc. (A)	5,500	40,425
PayPal Holdings, Inc. (A)	20,759	3,914,732
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Paysign, Inc. (A)	1,105	$1,768
Perficient, Inc. (A)	594	76,798
Rackspace Technology, Inc. (A)	3,379	45,515
Remitly Global, Inc. (A)(B)	2,668	55,014
Sabre Corp. (A)	5,716	49,100
ServiceSource International, Inc. (A)	4,978	4,929
Shift4 Payments, Inc., Class A (A)	1,389	80,465
Snowflake, Inc., Class A (A)	5,222	1,768,953
SolarWinds Corp.	2,988	42,400
Squarespace, Inc., Class A (A)	2,323	68,529
StarTek, Inc. (A)	653	3,409
Switch, Inc., Class A	4,331	124,040
TaskUS, Inc., Class A (A)	1,642	88,602
The Glimpse Group, Inc. (A)	48	473
The Hackett Group, Inc.	696	14,289
The Western Union Company	7,400	132,016
Thoughtworks Holding, Inc. (A)	5,068	135,873
Toast, Inc., Class A (A)(B)	8,600	298,506
TTEC Holdings, Inc.	869	78,688
Twilio, Inc., Class A (A)	3,083	811,877
Unisys Corp. (A)	1,317	27,091
VeriSign, Inc. (A)	1,835	465,760
Verra Mobility Corp. (A)	3,031	46,768
Visa, Inc., Class A	34,391	7,452,874
WEX, Inc. (A)	812	113,997
		38,981,367
Semiconductors and semiconductor equipment – 5.3%
ACM Research, Inc., Class A (A)	360	30,697
Advanced Micro Devices, Inc. (A)	21,423	3,082,770
Aehr Test Systems (A)	328	7,931
Allegro MicroSystems, Inc. (A)	3,523	127,462
Alpha & Omega Semiconductor, Ltd. (A)	545	33,005
Ambarella, Inc. (A)	657	133,299
Amkor Technology, Inc.	4,453	110,390
Analog Devices, Inc.	9,415	1,654,875
Applied Materials, Inc.	16,007	2,518,862
Atomera, Inc. (A)	385	7,746
Axcelis Technologies, Inc. (A)	650	48,464
AXT, Inc. (A)	115	1,013
Azenta, Inc.	1,336	137,755
Broadcom, Inc.	7,172	4,772,321
CEVA, Inc. (A)	480	20,755
Cirrus Logic, Inc. (A)	781	71,868
CMC Materials, Inc.	564	108,113
Cohu, Inc. (A)	925	35,233
CyberOptics Corp. (A)	20	930
Diodes, Inc. (A)	847	93,009
EMagin Corp. (A)	532	686
Enphase Energy, Inc. (A)	2,383	435,946
Entegris, Inc.	2,452	339,798
Everspin Technologies, Inc. (A)	78	881
First Solar, Inc. (A)	1,923	167,609
FormFactor, Inc. (A)	1,486	67,940
GlobalFoundries, Inc. (A)(B)	9,454	614,226
Ichor Holdings, Ltd. (A)	384	17,676
Impinj, Inc. (A)	451	40,004
Intel Corp.	71,155	3,664,483
KLA Corp.	2,701	1,161,727
Kopin Corp. (A)	1,117	4,569
Kulicke & Soffa Industries, Inc.	1,125	68,108
Lam Research Corp.	2,493	1,792,841
Lattice Semiconductor Corp. (A)	2,469	190,261
MACOM Technology Solutions Holdings, Inc. (A)	1,271	99,519
Marvell Technology, Inc.	14,630	1,279,979

The accompanying notes are an integral part of the financial statements.	189

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Maxeon Solar Technologies, Ltd. (A)	126	$1,751
MaxLinear, Inc. (A)	1,397	105,320
Meta Materials, Inc. (A)(B)	4,648	11,434
Microchip Technology, Inc.	9,761	849,793
Micron Technology, Inc.	19,776	1,842,134
MKS Instruments, Inc.	1,002	174,518
Monolithic Power Systems, Inc.	781	385,291
NeoPhotonics Corp. (A)	1,119	17,199
NVE Corp.	120	8,196
NVIDIA Corp.	43,971	12,932,311
ON Semiconductor Corp. (A)	7,689	522,237
Onto Innovation, Inc. (A)	921	93,233
PDF Solutions, Inc. (A)	745	23,684
Photronics, Inc. (A)	1,478	27,860
Pixelworks, Inc. (A)	598	2,631
Power Integrations, Inc.	1,110	103,108
Qorvo, Inc. (A)	1,939	303,240
QUALCOMM, Inc.	19,962	3,650,451
Rambus, Inc. (A)	2,201	64,687
Semtech Corp. (A)	1,189	105,738
Silicon Laboratories, Inc. (A)	734	151,512
SiTime Corp. (A)	323	94,490
SkyWater Technology, Inc. (A)	576	9,343
Skyworks Solutions, Inc.	2,968	460,456
SMART Global Holdings, Inc. (A)	506	35,921
SunPower Corp. (A)	3,113	64,968
Synaptics, Inc. (A)	681	197,156
Teradyne, Inc.	2,943	481,269
Texas Instruments, Inc.	16,112	3,036,629
Ultra Clean Holdings, Inc. (A)	836	47,953
Universal Display Corp.	856	141,266
Veeco Instruments, Inc. (A)	1,119	31,858
Wolfspeed, Inc. (A)	2,067	231,029
Xilinx, Inc.	4,355	923,391
		50,074,808
Software – 9.8%
8x8, Inc. (A)	2,080	34,861
A10 Networks, Inc.	1,431	23,726
ACI Worldwide, Inc. (A)	2,182	75,715
Adobe, Inc. (A)	8,358	4,739,487
Agilysys, Inc. (A)	497	22,097
Alarm.com Holdings, Inc. (A)	928	78,704
Alkami Technology, Inc. (A)	1,341	26,900
Altair Engineering, Inc., Class A (A)	1,383	106,934
Alteryx, Inc., Class A (A)	1,217	73,629
American Software, Inc., Class A	667	17,455
Amplitude, Inc., Class A (A)	1,760	93,174
Anaplan, Inc. (A)	2,601	119,256
ANSYS, Inc. (A)	1,564	627,352
Appfolio, Inc., Class A (A)	633	76,631
Appian Corp. (A)	1,266	82,556
AppLovin Corp., Class A (A)	6,582	620,419
Asana, Inc., Class A (A)	2,882	214,853
Aspen Technology, Inc. (A)	1,205	183,401
Autodesk, Inc. (A)	3,902	1,097,203
Avalara, Inc. (A)	1,549	199,991
Avaya Holdings Corp. (A)	1,627	32,215
AvePoint, Inc. (A)	2,541	15,983
Benefitfocus, Inc. (A)	722	7,697
Bentley Systems, Inc., Class B	4,989	241,118
Bill.com Holdings, Inc. (A)	1,645	409,852
Black Knight, Inc. (A)	2,839	235,325
Blackbaud, Inc. (A)	910	71,872
Blackline, Inc. (A)	1,061	109,856
Blend Labs, Inc., Class A (A)	3,398	24,941
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Bottomline Technologies DE, Inc. (A)	850	$48,000
Box, Inc., Class A (A)	2,797	73,253
C3.ai, Inc., Class A (A)	1,825	57,031
Cadence Design Systems, Inc. (A)	4,918	916,469
CCC Intelligent Solutions Holdings, Inc. (A)(B)	9,972	113,581
CDK Global, Inc.	2,209	92,204
Cerence, Inc. (A)	696	53,341
Ceridian HCM Holding, Inc. (A)	2,675	279,431
ChannelAdvisor Corp. (A)	600	14,808
Citrix Systems, Inc.	2,218	209,801
Clear Secure, Inc., Class A (A)(B)	2,462	77,233
Clearwater Analytics Holdings, Inc., Class A (A)	3,883	89,231
Cognyte Software, Ltd. (A)	99	1,551
CommVault Systems, Inc. (A)	850	58,582
Confluent, Inc., Class A (A)	4,598	350,552
Consensus Cloud Solutions, Inc. (A)	297	17,187
CoreCard Corp. (A)	191	7,411
Couchbase, Inc. (A)	669	16,698
Coupa Software, Inc. (A)	1,310	207,046
Crowdstrike Holdings, Inc., Class A (A)	3,998	818,591
CS Disco, Inc. (A)	897	32,068
Datadog, Inc., Class A (A)	5,475	975,152
Datto Holding Corp. (A)	2,301	60,631
Digimarc Corp. (A)	294	11,607
DocuSign, Inc. (A)	3,447	525,013
Dolby Laboratories, Inc., Class A	1,849	176,062
Domo, Inc., Class B (A)	570	28,272
DoubleVerify Holdings, Inc. (A)	2,545	84,698
Dropbox, Inc., Class A (A)	6,875	168,713
Duck Creek Technologies, Inc. (A)	2,105	63,382
Dynatrace, Inc. (A)	5,052	304,888
Ebix, Inc.	593	18,027
eGain Corp. (A)	755	7,535
EngageSmart, Inc. (A)	2,523	60,855
Envestnet, Inc. (A)	1,010	80,133
Everbridge, Inc. (A)	700	47,131
EverCommerce, Inc. (A)(B)	3,253	51,235
Fair Isaac Corp. (A)	509	220,738
Five9, Inc. (A)	1,205	165,471
ForgeRock, Inc., Class A (A)	1,314	35,071
Fortinet, Inc. (A)	2,891	1,039,025
Freshworks, Inc., Class A (A)	4,778	125,470
Greenidge Generation Holdings, Inc. (A)	613	9,839
Guidewire Software, Inc. (A)	1,507	171,090
HubSpot, Inc. (A)	834	549,731
Instructure Holdings, Inc. (A)	2,069	49,615
Intapp, Inc. (A)	876	22,040
InterDigital, Inc.	575	41,187
Intuit, Inc.	4,839	3,112,542
Jamf Holding Corp. (A)	1,772	67,354
JFrog, Ltd. (A)	1,737	51,589
Kaltura, Inc. (A)	1,306	4,401
KnowBe4, Inc., Class A (A)	2,865	65,723
LivePerson, Inc. (A)	1,279	45,686
Mandiant, Inc. (A)	4,371	76,667
Manhattan Associates, Inc. (A)	1,136	176,637
Matterport, Inc. (A)	4,076	84,129
McAfee Corp., Class A	7,694	198,428
MeridianLink, Inc. (A)	1,186	25,594
Microsoft Corp.	132,625	44,604,440
MicroStrategy, Inc., Class A (A)	173	94,197
Mitek Systems, Inc. (A)	911	16,170
Model N, Inc. (A)	719	21,592

The accompanying notes are an integral part of the financial statements.	190

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Momentive Global, Inc. (A)	2,729	$57,718
N-able, Inc. (A)	3,262	36,208
NCino, Inc. (A)	1,572	86,240
NCR Corp. (A)	2,373	95,395
New Relic, Inc. (A)	1,168	128,433
NortonLifeLock, Inc.	10,373	269,491
Nuance Communications, Inc. (A)	5,647	312,392
Nutanix, Inc., Class A (A)	3,791	120,781
Olo, Inc., Class A (A)	2,432	50,610
ON24, Inc. (A)	546	9,473
OneSpan, Inc. (A)	856	14,492
Oracle Corp.	48,916	4,265,964
PagerDuty, Inc. (A)	1,558	54,141
Palantir Technologies, Inc., Class A (A)	34,039	619,850
Palo Alto Networks, Inc. (A)	1,723	959,297
Paycom Software, Inc. (A)	1,066	442,593
Paycor HCM, Inc. (A)	3,177	91,529
Paylocity Holding Corp. (A)	973	229,784
Pegasystems, Inc.	1,468	164,152
Ping Identity Holding Corp. (A)	1,506	34,457
Procore Technologies, Inc. (A)	2,210	176,734
Progress Software Corp.	801	38,664
PROS Holdings, Inc. (A)	854	29,454
PTC, Inc. (A)	2,118	256,596
Q2 Holdings, Inc. (A)	1,009	80,155
Qualtrics International, Inc., Class A (A)	8,835	312,759
Qualys, Inc. (A)	711	97,563
Rapid7, Inc. (A)	1,011	118,985
Rekor Systems, Inc. (A)	852	5,581
Rimini Street, Inc. (A)	1,519	9,068
RingCentral, Inc., Class A (A)	1,448	271,283
Riot Blockchain, Inc. (A)	1,638	36,577
Sailpoint Technologies Holdings, Inc. (A)	1,710	82,661
salesforce.com, Inc. (A)	17,164	4,361,887
SecureWorks Corp., Class A (A)	1,619	25,855
SEMrush Holdings, Inc., Class A (A)	2,229	46,475
SentinelOne, Inc., Class A (A)	4,539	229,174
ServiceNow, Inc. (A)	3,506	2,275,780
ShotSpotter, Inc. (A)	262	7,734
Smartsheet, Inc., Class A (A)	2,230	172,714
Smith Micro Software, Inc. (A)	28	138
Splunk, Inc. (A)	2,920	337,902
Sprinklr, Inc., Class A (A)(B)	4,476	71,034
Sprout Social, Inc., Class A (A)	917	83,163
SPS Commerce, Inc. (A)	634	90,250
SS&C Technologies Holdings, Inc.	4,583	375,714
Sumo Logic, Inc. (A)	1,696	22,998
Synchronoss Technologies, Inc. (A)	1,177	2,872
Synopsys, Inc. (A)	2,646	975,051
Telos Corp. (A)	879	13,554
Tenable Holdings, Inc. (A)	1,938	106,726
Teradata Corp. (A)	1,965	83,454
The Trade Desk, Inc., Class A (A)	8,445	773,900
Tyler Technologies, Inc. (A)	728	391,628
UiPath, Inc., Class A (A)	8,998	388,084
Unity Software, Inc. (A)	4,988	713,234
Upland Software, Inc. (A)	553	9,921
Varonis Systems, Inc. (A)	1,938	94,536
Verint Systems, Inc. (A)	1,254	65,848
Veritone, Inc. (A)	504	11,330
Vertex, Inc., Class A (A)	2,371	37,628
Viant Technology, Inc., Class A (A)	801	7,774
VirnetX Holding Corp. (A)(B)	1,593	4,142
VMware, Inc., Class A	7,414	859,134
Vonage Holdings Corp. (A)	4,627	96,195
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Workday, Inc., Class A (A)	4,358	$1,190,518
Workiva, Inc. (A)	906	118,224
Xperi Holding Corp.	2,083	39,390
Yext, Inc. (A)	2,330	23,114
Zendesk, Inc. (A)	2,143	223,493
Zeta Global Holdings Corp., Class A (A)	2,980	25,092
Zoom Video Communications, Inc., Class A (A)	5,209	957,987
Zscaler, Inc. (A)	2,407	773,441
Zuora, Inc., Class A (A)	2,245	41,937
		92,623,137
Technology hardware, storage and peripherals – 5.8%
3D Systems Corp. (A)	2,231	48,056
Apple, Inc.	291,691	51,795,542
Avid Technology, Inc. (A)	850	27,685
Boxlight Corp., Class A (A)	1,426	1,968
Corsair Gaming, Inc. (A)(B)	1,436	30,170
CPI Card Group, Inc. (A)	115	2,133
Dell Technologies, Inc., Class C (A)	13,515	759,138
Diebold Nixdorf, Inc. (A)	1,599	14,471
Eastman Kodak Company (A)	667	3,122
Hewlett Packard Enterprise Company	23,098	364,255
HP, Inc.	21,354	804,405
Immersion Corp. (A)	809	4,619
Intevac, Inc. (A)	745	3,509
NetApp, Inc.	4,013	369,156
Pure Storage, Inc., Class A (A)	5,116	166,526
Sonim Technologies, Inc. (A)	1,394	1,285
Turtle Beach Corp. (A)	144	3,205
Western Digital Corp. (A)	5,528	360,481
Xerox Holdings Corp.	3,431	77,678
		54,837,404
		251,316,511
Materials – 2.3%
Chemicals – 1.3%
AdvanSix, Inc.	524	24,759
Air Products & Chemicals, Inc.	3,733	1,135,803
Albemarle Corp.	2,085	487,410
American Vanguard Corp.	728	11,932
Amyris, Inc. (A)	4,828	26,119
Ashland Global Holdings, Inc.	1,039	111,859
Avient Corp.	1,723	96,402
Axalta Coating Systems, Ltd. (A)	4,358	144,337
Balchem Corp.	457	77,050
Cabot Corp.	1,144	64,293
Celanese Corp.	1,702	286,038
CF Industries Holdings, Inc.	3,859	273,140
Chase Corp.	194	19,315
Corteva, Inc.	13,316	629,580
CVR Nitrogen LP (A)(C)	1,086	195
Diversey Holdings, Ltd. (A)	4,552	60,587
Dow, Inc.	13,369	758,290
DuPont de Nemours, Inc.	9,247	746,973
Eastman Chemical Company	2,537	306,749
Ecolab, Inc.	5,046	1,183,741
Ecovyst, Inc.	2,904	29,737
Ferro Corp. (A)	1,719	37,526
FMC Corp.	2,313	254,176
FutureFuel Corp.	1,090	8,328
GCP Applied Technologies, Inc. (A)	1,572	49,770
Hawkins, Inc.	532	20,987
HB Fuller Company	1,058	85,698
Huntsman Corp.	4,120	143,706
Ingevity Corp. (A)	765	54,851

The accompanying notes are an integral part of the financial statements.	191

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Innospec, Inc.	510	$46,073
International Flavors & Fragrances, Inc.	4,466	672,803
Intrepid Potash, Inc. (A)	302	12,904
Koppers Holdings, Inc. (A)	482	15,087
Kraton Corp. (A)	640	29,645
Kronos Worldwide, Inc.	2,526	37,915
Livent Corp. (A)	2,960	72,165
LSB Industries, Inc. (A)	1,182	13,061
Minerals Technologies, Inc.	673	49,230
NewMarket Corp.	96	32,901
Olin Corp.	2,899	166,750
Origin Materials, Inc. (A)	1,904	12,281
PPG Industries, Inc.	4,179	720,627
Quaker Chemical Corp.	313	72,234
Rayonier Advanced Materials, Inc. (A)	1,194	6,818
RPM International, Inc.	2,026	204,626
Sensient Technologies Corp.	828	82,850
Stepan Company	50	6,215
The Chemours Company	3,059	102,660
The Mosaic Company	6,857	269,412
The Scotts Miracle-Gro Company	1,022	164,542
The Sherwin-Williams Company	4,723	1,663,252
Trecora Resources (A)	757	6,117
Tredegar Corp.	832	9,834
Trinseo PLC	96	5,036
Valhi, Inc.	636	18,285
Valvoline, Inc.	3,402	126,861
Westlake Chemical Corp.	2,365	229,712
Westlake Chemical Partners LP	799	21,461
Zymergen, Inc. (A)	1,577	10,550
		12,011,258
Construction materials – 0.1%
Eagle Materials, Inc.	775	129,007
Forterra, Inc. (A)	1,303	30,985
Martin Marietta Materials, Inc.	984	433,472
Summit Materials, Inc., Class A (A)	2,191	87,947
United States Lime & Minerals, Inc.	134	17,289
Vulcan Materials Company	2,073	430,313
		1,129,013
Containers and packaging – 0.3%
AptarGroup, Inc.	916	112,192
Avery Dennison Corp.	1,494	323,556
Ball Corp.	5,789	557,307
Berry Global Group, Inc. (A)	2,531	186,737
Crown Holdings, Inc.	2,263	250,333
Graphic Packaging Holding Company	5,834	113,763
Greif, Inc., Class A	931	56,204
International Paper Company	6,650	312,417
Myers Industries, Inc.	844	16,888
O-I Glass, Inc. (A)	3,104	37,341
Packaging Corp. of America	1,509	205,450
Pactiv Evergreen, Inc.	2,656	33,678
Sealed Air Corp.	2,645	178,458
Silgan Holdings, Inc.	1,469	62,932
Sonoco Products Company	1,488	86,140
TriMas Corp.	1,020	37,740
Westrock Company	4,971	220,514
		2,791,650
Metals and mining – 0.6%
Alcoa Corp.	3,330	198,401
Allegheny Technologies, Inc. (A)	2,447	38,981
Alpha Metallurgical Resources, Inc. (A)	352	21,490
Arconic Corp. (A)	1,987	65,591
Carpenter Technology Corp.	974	28,431
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Century Aluminum Company (A)	1,740	$28,814
Cleveland-Cliffs, Inc. (A)	8,588	186,961
Coeur Mining, Inc. (A)	4,942	24,908
Commercial Metals Company	2,266	82,233
Compass Minerals International, Inc.	667	34,070
Freeport-McMoRan, Inc.	25,986	1,084,396
Gatos Silver, Inc. (A)	868	9,010
Haynes International, Inc.	334	13,470
Hecla Mining Company	9,827	51,297
Kaiser Aluminum Corp.	336	31,564
Materion Corp.	423	38,891
MP Materials Corp. (A)(B)	2,977	135,215
Newmont Corp.	14,198	880,560
Nucor Corp.	5,208	594,493
Olympic Steel, Inc.	325	7,638
Pan American Silver Corp., CVR (A)(D)	7,232	5,632
Ramaco Resources, Inc. (A)	575	7,820
Rare Element Resources, Ltd. (A)	467	584
Reliance Steel & Aluminum Company	900	145,998
Royal Gold, Inc.	1,208	127,094
Ryerson Holding Corp.	738	19,225
Schnitzer Steel Industries, Inc., Class A	547	28,400
Southern Copper Corp.	13,869	855,856
Steel Dynamics, Inc.	3,662	227,300
SunCoke Energy, Inc.	2,119	13,964
TimkenSteel Corp. (A)	1,005	16,583
U.S. Steel Corp.	4,538	108,050
Warrior Met Coal, Inc.	968	24,887
Worthington Industries, Inc.	793	43,345
		5,181,152
Paper and forest products – 0.0%
Clearwater Paper Corp. (A)	390	14,301
Glatfelter Corp.	999	17,183
Louisiana-Pacific Corp.	1,758	137,739
Neenah, Inc.	345	15,967
Schweitzer-Mauduit International, Inc.	627	18,747
Sylvamo Corp. (A)	673	18,770
Verso Corp., Class A	710	19,184
		241,891
		21,354,964
Real estate – 3.3%
Equity real estate investment trusts – 3.1%
Acadia Realty Trust	1,860	40,604
Agree Realty Corp.	883	63,011
Alexander & Baldwin, Inc.	1,506	37,786
Alexander's, Inc.	108	28,112
Alexandria Real Estate Equities, Inc.	2,408	536,888
American Assets Trust, Inc.	1,261	47,325
American Campus Communities, Inc.	2,673	153,136
American Finance Trust, Inc.	2,393	21,848
American Homes 4 Rent, Class A	6,051	263,884
American Tower Corp.	8,052	2,355,210
Americold Realty Trust	4,031	132,176
Apartment Income REIT Corp.	2,951	161,331
Apartment Investment and Management Company, Class A (A)	3,114	24,040
Apple Hospitality REIT, Inc.	4,472	72,223
Armada Hoffler Properties, Inc.	1,229	18,705
Ashford Hospitality Trust, Inc. (A)	285	2,736
AvalonBay Communities, Inc.	2,283	576,663
Bluerock Residential Growth REIT, Inc.	683	18,024
Boston Properties, Inc.	2,881	331,834
Braemar Hotels & Resorts, Inc. (A)	978	4,988
Brandywine Realty Trust	3,757	50,419

The accompanying notes are an integral part of the financial statements.	192

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Brixmor Property Group, Inc.	5,578	$141,737
Broadstone Net Lease, Inc.	1,879	46,637
BRT Apartments Corp.	385	9,236
Camden Property Trust	1,440	257,299
CareTrust REIT, Inc.	2,053	46,870
CatchMark Timber Trust, Inc., Class A	1,315	11,454
Centerspace	226	25,063
Chatham Lodging Trust (A)	1,057	14,502
CIM Commercial Trust Corp.	337	2,477
Community Healthcare Trust, Inc.	472	22,311
CorePoint Lodging, Inc. (A)	1,371	21,525
Corporate Office Properties Trust	2,351	65,757
Cousins Properties, Inc.	2,993	120,558
Crown Castle International Corp.	7,775	1,622,954
CubeSmart	3,744	213,071
CyrusOne, Inc.	2,283	204,831
DiamondRock Hospitality Company (A)	4,163	40,006
Digital Realty Trust, Inc.	4,963	877,806
DigitalBridge Group, Inc. (A)	9,145	76,178
Diversified Healthcare Trust	5,157	15,935
Douglas Emmett, Inc.	3,408	114,168
Duke Realty Corp.	6,680	438,475
Easterly Government Properties, Inc.	1,561	35,778
EastGroup Properties, Inc.	743	169,293
Empire State Realty Trust, Inc., Class A	3,543	31,533
EPR Properties	1,457	69,193
Equinix, Inc.	1,615	1,366,032
Equity LifeStyle Properties, Inc.	2,967	260,087
Equity Residential	6,637	600,649
Essential Properties Realty Trust, Inc.	1,463	42,178
Essex Property Trust, Inc.	922	324,756
Extra Space Storage, Inc.	2,270	514,677
Farmland Partners, Inc.	930	11,114
Federal Realty Investment Trust	1,456	198,482
First Industrial Realty Trust, Inc.	2,479	164,110
Four Corners Property Trust, Inc.	1,453	42,733
Franklin Street Properties Corp.	2,261	13,453
Gaming and Leisure Properties, Inc.	4,534	220,624
Getty Realty Corp.	966	30,999
Gladstone Commercial Corp.	793	20,436
Gladstone Land Corp.	706	23,835
Global Medical REIT, Inc.	854	15,159
Global Net Lease, Inc.	1,979	30,239
Healthcare Realty Trust, Inc.	2,832	89,604
Healthcare Trust of America, Inc., Class A	4,107	137,133
Healthpeak Properties, Inc.	9,918	357,941
Hersha Hospitality Trust (A)	1,005	9,216
Highwoods Properties, Inc.	2,063	91,989
Host Hotels & Resorts, Inc. (A)	13,023	226,470
Hudson Pacific Properties, Inc.	3,068	75,810
Independence Realty Trust, Inc.	2,095	54,114
Indus Realty Trust, Inc.	186	15,077
Industrial Logistics Properties Trust	1,490	37,325
Innovative Industrial Properties, Inc.	372	97,803
Invitation Homes, Inc.	10,409	471,944
Iron Mountain, Inc.	5,295	277,087
iStar, Inc.	1,236	31,926
JBG SMITH Properties	2,682	77,000
Kilroy Realty Corp.	2,211	146,943
Kimco Realty Corp.	11,178	275,538
Kite Realty Group Trust	4,091	89,102
Lamar Advertising Company, Class A	1,855	225,012
Life Storage, Inc.	1,345	206,027
LTC Properties, Inc.	837	28,575
LXP Industrial Trust	5,323	83,145
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Medical Properties Trust, Inc.	10,170	$240,317
MGM Growth Properties LLC, Class A	2,079	84,927
Mid-America Apartment Communities, Inc.	1,807	414,598
Monmouth Real Estate Investment Corp.	2,045	42,965
National Health Investors, Inc.	880	50,574
National Retail Properties, Inc.	3,402	163,534
National Storage Affiliates Trust	1,224	84,701
New York REIT Liquidating LLC (A)(C)	457	7,416
NexPoint Residential Trust, Inc.	522	43,759
Office Properties Income Trust	1,104	27,423
Omega Healthcare Investors, Inc.	4,522	133,806
One Liberty Properties, Inc.	547	19,298
Orion Office REIT, Inc. (A)	983	18,353
Outfront Media, Inc.	2,732	73,272
Paramount Group, Inc.	4,815	40,157
Park Hotels & Resorts, Inc. (A)	4,447	83,959
Pebblebrook Hotel Trust	2,611	58,408
Pennsylvania Real Estate Investment Trust (A)	968	987
Phillips Edison & Company, Inc.	1,416	46,785
Physicians Realty Trust	3,981	74,962
Piedmont Office Realty Trust, Inc., Class A	2,477	45,527
Plymouth Industrial REIT, Inc.	429	13,728
PotlatchDeltic Corp.	1,335	80,394
Preferred Apartment Communities, Inc.	904	16,326
Prologis, Inc.	13,221	2,225,888
PS Business Parks, Inc.	213	39,228
Public Storage	2,878	1,077,984
Rayonier, Inc.	2,771	111,838
Realty Income Corp.	9,835	704,088
Regency Centers Corp.	3,192	240,517
Retail Opportunity Investments Corp.	2,507	49,137
Retail Value, Inc.	522	3,351
Rexford Industrial Realty, Inc.	2,347	190,365
RLJ Lodging Trust	3,441	47,933
RPT Realty	1,545	20,672
Ryman Hospitality Properties, Inc. (A)	1,027	94,443
Sabra Health Care REIT, Inc.	4,102	55,541
Safehold, Inc.	890	71,067
Saul Centers, Inc.	494	26,192
SBA Communications Corp.	1,955	760,534
Seritage Growth Properties, Class A (A)	866	11,492
Service Properties Trust	3,498	30,747
Simon Property Group, Inc.	5,860	936,252
SITE Centers Corp.	4,024	63,700
SL Green Realty Corp.	1,278	91,633
Spirit Realty Capital, Inc.	2,024	97,537
STAG Industrial, Inc.	2,912	139,660
STORE Capital Corp.	4,908	168,835
Summit Hotel Properties, Inc. (A)	2,173	21,208
Sun Communities, Inc.	1,906	400,203
Sunstone Hotel Investors, Inc. (A)	4,424	51,894
Tanger Factory Outlet Centers, Inc.	1,977	38,117
Terreno Realty Corp.	1,416	120,771
The GEO Group, Inc.	2,079	16,112
The Macerich Company	3,197	55,244
UDR, Inc.	5,225	313,448
UMH Properties, Inc.	958	26,182
Uniti Group, Inc.	4,136	57,945
Universal Health Realty Income Trust	293	17,425
Urban Edge Properties	2,372	45,068
Urstadt Biddle Properties, Inc., Class A	889	18,936
Ventas, Inc.	7,160	366,019
Veris Residential, Inc. (A)	1,996	36,686

The accompanying notes are an integral part of the financial statements.	193

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
VICI Properties, Inc.	10,846	$326,573
Vornado Realty Trust	3,603	150,822
Washington Real Estate Investment Trust	1,739	44,953
Welltower, Inc.	7,629	654,339
Weyerhaeuser Company	13,518	556,671
Whitestone REIT	991	10,039
WP Carey, Inc.	3,402	279,134
Xenia Hotels & Resorts, Inc. (A)	2,341	42,396
		29,394,929
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	6,019	653,122
Compass, Inc., Class A (A)(B)	6,964	63,303
Doma Holdings, Inc. (A)	5,923	30,089
Douglas Elliman, Inc. (A)	1,406	16,163
eXp World Holdings, Inc.	2,650	89,279
Fathom Holdings, Inc. (A)	187	3,826
Five Point Holdings LLC, Class A (A)	2,953	19,313
Forestar Group, Inc. (A)	1,120	24,360
FRP Holdings, Inc. (A)	258	14,912
Jones Lang LaSalle, Inc. (A)	918	247,254
Kennedy-Wilson Holdings, Inc.	2,863	68,368
Marcus & Millichap, Inc. (A)	768	39,521
Maui Land & Pineapple Company, Inc. (A)	514	5,119
Newmark Group, Inc., Class A	3,701	69,209
Offerpad Solutions, Inc. (A)	3,542	22,669
Opendoor Technologies, Inc. (A)	10,757	157,160
Rafael Holdings, Inc., Class B (A)	347	1,770
RE/MAX Holdings, Inc., Class A	431	13,141
Redfin Corp. (A)	1,922	73,786
Tejon Ranch Company (A)	613	11,696
The Howard Hughes Corp. (A)	903	91,907
The RMR Group, Inc., Class A	663	22,993
The St. Joe Company	1,186	61,731
Zillow Group, Inc., Class A (A)	45	2,800
Zillow Group, Inc., Class C (A)	4,332	276,598
		2,080,089
		31,475,018
Utilities – 2.2%
Electric utilities – 1.3%
ALLETE, Inc.	1,037	68,805
Alliant Energy Corp.	3,250	199,778
American Electric Power Company, Inc.	8,441	750,996
Avangrid, Inc.	5,835	291,050
Duke Energy Corp.	13,401	1,405,765
Edison International	6,989	476,999
Entergy Corp.	3,637	409,708
Evergy, Inc.	4,456	305,726
Eversource Energy	6,068	552,067
Exelon Corp.	17,312	999,941
FirstEnergy Corp.	10,226	425,299
Genie Energy, Ltd., B Shares (A)	706	3,932
Hawaiian Electric Industries, Inc.	2,097	87,026
IDACORP, Inc.	972	110,137
MGE Energy, Inc.	751	61,770
NextEra Energy, Inc.	34,040	3,177,974
NRG Energy, Inc.	4,438	191,189
OGE Energy Corp.	4,136	158,740
Otter Tail Corp.	842	60,136
PG&E Corp. (A)	34,532	419,218
Pinnacle West Capital Corp.	1,796	126,780
PNM Resources, Inc.	1,686	76,898
Portland General Electric Company	1,846	97,690
PPL Corp.	13,860	416,632
The Southern Company	19,232	1,318,931
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Via Renewables, Inc.	849	$9,704
Xcel Energy, Inc.	9,706	657,096
		12,859,987
Gas utilities – 0.1%
Atmos Energy Corp.	2,179	228,294
Chesapeake Utilities Corp.	361	52,637
National Fuel Gas Company	1,834	117,266
New Jersey Resources Corp.	1,858	76,289
Northwest Natural Holding Company	666	32,487
ONE Gas, Inc.	1,009	78,288
RGC Resources, Inc.	260	5,983
South Jersey Industries, Inc.	1,973	51,535
Southwest Gas Holdings, Inc.	848	59,402
Spire, Inc.	975	63,590
Star Group LP	997	10,738
Suburban Propane Partners LP	1,423	20,847
UGI Corp.	3,959	181,758
		979,114
Independent power and renewable electricity producers – 0.1%
Brookfield Renewable Corp., Class A	270	9,944
Clearway Energy, Inc., Class A	1,164	38,971
Clearway Energy, Inc., Class C	1,928	69,466
Montauk Renewables, Inc. (A)	2,059	21,105
NextEra Energy Partners LP	1,301	109,804
Ormat Technologies, Inc.	1,076	85,327
Sunnova Energy International, Inc. (A)	1,925	53,746
The AES Corp.	12,286	298,550
Vistra Corp.	8,925	203,222
		890,135
Multi-utilities – 0.6%
Ameren Corp.	4,077	362,894
Avista Corp.	1,415	60,123
Black Hills Corp.	1,306	92,164
CenterPoint Energy, Inc.	10,525	293,753
CMS Energy Corp.	5,182	337,089
Consolidated Edison, Inc.	5,366	457,827
Dominion Energy, Inc.	14,661	1,151,768
DTE Energy Company	3,402	406,675
MDU Resources Group, Inc.	3,916	120,769
NiSource, Inc.	7,487	206,716
NorthWestern Corp.	981	56,074
Public Service Enterprise Group, Inc.	9,192	613,382
Sempra Energy	5,251	694,602
Unitil Corp.	366	16,832
WEC Energy Group, Inc.	5,493	533,206
		5,403,874
Water utilities – 0.1%
American States Water Company	707	73,132
American Water Works Company, Inc.	3,291	621,538
Artesian Resources Corp., Class A	287	13,297
Cadiz, Inc. (A)	752	2,903
California Water Service Group	1,017	73,082
Essential Utilities, Inc.	3,802	204,129
Global Water Resources, Inc.	678	11,594
Middlesex Water Company	324	38,977
Pure Cycle Corp. (A)	700	10,220
SJW Group	625	45,750
The York Water Company	308	15,332
		1,109,954
		21,243,064
TOTAL COMMON STOCKS (Cost $356,187,188)		$916,379,650

The accompanying notes are an integral part of the financial statements.	194

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Internet and direct marketing retail – 0.0%
Qurate Retail, Inc., 8.000%	260	$26,837
Industrials – 0.0%
Industrial conglomerates – 0.0%
Steel Partners Holdings LP, 6.000%	510	12,464
Information technology – 0.0%
Semiconductors and semiconductor equipment – 0.0%
Meta Materials, Inc. (A)	2,456	3,709
TOTAL PREFERRED SECURITIES (Cost $84,689)		$43,010
WARRANTS – 0.0%
Amplify Energy Corp. (Expiration Date: 5-4-22; Strike Price: $42.60) (A)	57	1
Basic Energy Services, Inc. (Expiration Date: 12-23-23; Strike Price: $55.25) (A)	55	0
Denbury, Inc. (Expiration Date: 9-18-23; Strike Price: $35.41) (A)	23	958
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $33.04) (A)	24	134
FTS International, Inc. (Expiration Date: 11-19-23; Strike Price: $37.14) (A)	62	288
Hycroft Mining Holding Corp. (Expiration Date: 10-22-22) (A)(D)	196	35
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	77	287
Oasis Petroleum, Inc. (Expiration Date: 11-19-24; Strike Price: $94.57) (A)	31	1,303
Tidewater, Inc., Class A (Expiration Date: 7-31-23; Strike Price: $57.06) (A)	66	34
Tidewater, Inc., Class B (Expiration Date: 7-31-23; Strike Price: $62.28) (A)	71	23
TOTAL WARRANTS (Cost $120,251)		$3,063
SHORT-TERM INVESTMENTS – 3.8%
U.S. Government – 1.3%
U.S. Treasury Bill 0.040%, 02/24/2022 *	$12,400,000	12,399,507
Total Stock Market Index Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency – 1.6%
Federal Home Loan Bank Discount Note 0.035%, 01/21/2022 *	$5,000,000	$4,999,975
Tennessee Valley Authority Discount Note 0.031%, 01/12/2022 *	10,000,000	9,999,975
		14,999,950
Short-term funds – 0.7%
John Hancock Collateral Trust, 0.1697% (E)(F)	611,257	6,114,405
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $1,872,000 on 1-3-22, collateralized by $1,745,800 U.S. Treasury Notes, 2.875% due 5-15-28 (valued at $1,909,504)	$1,872,000	1,872,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,386,262)		$35,385,862
Total Investments (Total Stock Market Index Trust) (Cost $391,778,390) – 101.1%		$951,811,585
Other assets and liabilities, net – (1.1%)		(10,036,109)
TOTAL NET ASSETS – 100.0%		$941,775,476
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 12-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Russell 2000 E-Mini Index Futures	45	Long	Mar 2022	$4,974,613	$5,046,300	$71,687
S&P 500 Index E-Mini Futures	110	Long	Mar 2022	25,626,149	26,171,750	545,601
						$617,288

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to financial statements regarding investment transactions and other derivatives information.
The accompanying notes are an integral part of the financial statements.	195

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of 500 Index Trust, American Asset Allocation Trust, American Global Growth Trust, American Growth Trust, American Growth-Income Trust, American International Trust, Blue Chip Growth Trust, Capital Appreciation Trust, Capital Appreciation Value Trust, Disciplined Value International Trust, Emerging Markets Value Trust, Equity Income Trust, Financial Industries Trust, Fundamental All Cap Core Trust, Fundamental Large Cap Value Trust, Global Equity Trust, Health Sciences Trust, International Equity Index Trust, International Small Company Trust, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Mid Cap Growth Trust, Mid Cap Index Trust, Mid Value Trust, Real Estate Securities Trust, Science & Technology Trust, Small Cap Index Trust, Small Cap Opportunities Trust, Small Cap Stock Trust, Small Cap Value Trust, Small Company Value Trust, Strategic Equity Allocation Trust and Total Stock Market Index Trust (thirty-five of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

February 18, 2022

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

2 of 2

JOHN HANCOCK
Variable Insurance Trust

Bond Trusts
Annual report
December 31, 2021

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.9%
U.S. Government – 13.9%
U.S. Treasury Bonds
1.250%, 05/15/2050	$2,000,000	$1,698,359
1.625%, 11/15/2050	6,500,000	6,055,918
1.875%, 02/15/2041 to 11/15/2051	9,325,000	9,237,332
2.000%, 11/15/2041 to 08/15/2051	21,768,300	22,124,247
2.250%, 05/15/2041	3,000,000	3,150,938
2.500%, 02/15/2045	12,428,000	13,667,402
2.875%, 05/15/2049	3,000,000	3,613,828
3.000%, 02/15/2047	3,420,000	4,138,734
3.125%, 11/15/2041	3,886,000	4,669,727
U.S. Treasury Notes
0.250%, 09/30/2023 to 06/15/2024	5,408,000	5,361,779
0.375%, 10/31/2023 to 08/15/2024	2,760,000	2,735,320
0.500%, 11/30/2023	3,747,000	3,732,656
0.625%, 10/15/2024	735,000	729,028
1.125%, 02/15/2031	3,000,000	2,911,523
1.250%, 11/30/2026	532,000	531,668
1.625%, 05/15/2031	3,000,000	3,037,969
2.375%, 05/15/2027	6,000,000	6,332,344
2.875%, 08/15/2028	7,000,000	7,644,766
		101,373,538
U.S. Government Agency – 18.0%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	260,203	267,775
3.000%, 03/01/2043 to 12/01/2049	5,638,091	5,937,202
3.500%, 10/01/2046 to 11/01/2048	7,403,212	7,923,780
4.000%, 01/01/2041 to 08/01/2048	727,200	785,611
4.500%, 09/01/2023 to 10/01/2041	1,338,387	1,466,901
Federal National Mortgage Association
1.865%, (12 month LIBOR + 1.608%), 08/01/2034 (A)	203,892	210,799
2.000%, TBA (B)	4,298,000	4,287,658
2.000%, 09/01/2050 to 10/01/2050	4,168,584	4,174,337
2.372%, (6 month LIBOR + 2.122%), 07/01/2033 (A)	16,270	16,880
2.500%, TBA (B)	9,312,000	9,508,429
2.500%, 09/01/2050	935,637	962,865
3.000%, TBA (B)	26,250,000	27,204,639
3.000%, 01/01/2043 to 11/01/2049	6,646,391	7,013,483
3.500%, TBA (B)	25,000,000	26,328,130
3.500%, 06/01/2042 to 09/01/2049	6,561,084	7,044,206
4.000%, TBA (B)	16,000,000	17,019,376
4.000%, 10/01/2025 to 11/01/2045	3,592,762	3,884,297
4.500%, 05/01/2041	1,016,158	1,114,175
5.000%, 12/01/2034 to 02/01/2036	1,135,450	1,260,593
5.500%, 09/01/2034 to 01/01/2037	1,471,155	1,668,739
6.000%, 05/01/2035 to 02/01/2036	1,127,024	1,295,758
7.000%, 09/01/2031 to 06/01/2032	102,874	120,660
7.500%, 09/01/2029 to 08/01/2031	14,030	15,965
Government National Mortgage Association
4.000%, 02/15/2041	908,989	985,011
5.000%, 04/15/2035	165,546	183,828
5.500%, 03/15/2035	97,297	109,205
6.000%, 03/15/2033 to 06/15/2033	120,384	136,181
6.500%, 09/15/2028 to 08/15/2031	20,368	22,726
7.000%, 04/15/2029	22,737	25,532
8.000%, 10/15/2026	11,742	12,920
		130,987,661
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $228,168,139)		$232,361,199
Active Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.0%
Republic of Argentina 2.500%, (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter), 07/09/2041		$1,219,000	$429,698
Republic of Argentina, GDP-Linked Note 6.962%, 12/15/2035 (C)*	ARS	19,532,033	2,720
			432,418
Germany – 0.2%
Federal Republic of Germany 6.250%, 01/04/2030	EUR	725,000	1,269,248
Mexico – 0.1%
Government of Mexico 8.000%, 12/07/2023	MXN	11,861,100	587,109
Panama – 0.1%
Republic of Panama
8.875%, 09/30/2027		$344,000	462,852
9.375%, 04/01/2029		130,000	186,226
			649,078
Qatar – 0.1%
State of Qatar
3.375%, 03/14/2024 (D)		428,000	448,150
5.103%, 04/23/2048 (D)		255,000	345,010
			793,160
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (D)		691,000	792,646
United Kingdom – 0.0%
Government of United Kingdom 6.000%, 12/07/2028	GBP	85,000	155,085
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $4,658,520)			$4,678,744
CORPORATE BONDS – 47.2%
Communication services – 5.3%
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (D)(E)		$360,000	355,700
ANGI Group LLC 3.875%, 08/15/2028 (D)		221,000	216,028
AT&T, Inc.
2.300%, 06/01/2027		322,000	327,588
3.100%, 02/01/2043		1,617,000	1,571,951
3.500%, 06/01/2041		559,000	574,509
3.650%, 06/01/2051		147,000	152,240
4.350%, 06/15/2045		285,000	321,247
7.625%, 04/15/2031		451,000	617,872
C&W Senior Financing DAC 6.875%, 09/15/2027 (D)		315,000	327,600
Cable One, Inc. 4.000%, 11/15/2030 (D)		126,000	123,480
CCO Holdings LLC 4.500%, 06/01/2033 (D)		210,000	214,248
Charter Communications Operating LLC
2.800%, 04/01/2031		400,000	395,797
3.900%, 06/01/2052		236,000	236,653
4.200%, 03/15/2028		581,000	636,277
4.800%, 03/01/2050		715,000	800,538
5.750%, 04/01/2048		761,000	949,012
6.484%, 10/23/2045		600,000	819,352
Clear Channel Outdoor Holdings, Inc. 7.750%, 04/15/2028 (D)		95,000	101,650
Comcast Corp.
3.969%, 11/01/2047		633,000	728,803
3.999%, 11/01/2049		761,000	881,803

The accompanying notes are an integral part of the financial statements.	1

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Comcast Corp. (continued)
4.150%, 10/15/2028	$941,000	$1,068,253
Connect Finco SARL 6.750%, 10/01/2026 (D)	400,000	420,500
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	758,000	1,101,725
Fox Corp. 3.500%, 04/08/2030	400,000	430,479
GCI LLC 4.750%, 10/15/2028 (D)	237,000	243,221
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (D)	400,000	388,504
Level 3 Financing, Inc. 3.400%, 03/01/2027 (D)	377,000	389,234
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (D)	385,000	391,738
Live Nation Entertainment, Inc. 4.750%, 10/15/2027 (D)	355,000	364,763
Lumen Technologies, Inc. 7.600%, 09/15/2039	1,000,000	1,072,505
Match Group Holdings II LLC
3.625%, 10/01/2031 (D)	139,000	135,004
4.125%, 08/01/2030 (D)	234,000	236,340
Midas OpCo Holdings LLC 5.625%, 08/15/2029 (D)	523,000	535,421
Millicom International Cellular SA 6.250%, 03/25/2029 (D)	214,200	232,878
MTN Mauritius Investments, Ltd. 4.755%, 11/11/2024 (D)	140,000	146,087
Netflix, Inc.
4.375%, 11/15/2026	700,000	775,250
4.875%, 04/15/2028	621,000	707,940
4.875%, 06/15/2030 (D)	277,000	323,051
5.375%, 11/15/2029 (D)	120,000	142,500
5.875%, 11/15/2028	487,000	585,618
News Corp. 3.875%, 05/15/2029 (D)	209,000	211,090
Oztel Holdings SPC, Ltd. 6.625%, 04/24/2028 (D)	250,000	272,290
Playtika Holding Corp. 4.250%, 03/15/2029 (D)	57,000	55,860
Radiate Holdco LLC 6.500%, 09/15/2028 (D)	225,000	226,020
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (D)	357,000	358,996
5.000%, 08/01/2027 (D)	383,000	398,067
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) 07/19/2027 (F)	404,000	404,000
Sprint Capital Corp. 6.875%, 11/15/2028	400,000	506,000
Sprint Corp. 7.875%, 09/15/2023	261,000	287,426
Switch, Ltd. 3.750%, 09/15/2028 (D)	81,000	81,608
Telecom Argentina SA 8.000%, 07/18/2026 (D)	249,000	236,552
Telecom Italia Capital SA 7.200%, 07/18/2036	333,000	381,804
Telecom Italia SpA 5.303%, 05/30/2024 (D)	270,000	284,164
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (D)	265,000	274,275
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Telefonica Emisiones SA 5.213%, 03/08/2047	$754,000	$936,105
Telesat Canada 5.625%, 12/06/2026 (D)	157,000	147,439
Time Warner Cable LLC 5.500%, 09/01/2041	450,000	545,585
Time Warner Entertainment Company LP 8.375%, 07/15/2033	300,000	436,805
T-Mobile USA, Inc.
2.050%, 02/15/2028	544,000	539,978
2.550%, 02/15/2031	222,000	220,884
2.875%, 02/15/2031	59,000	58,268
3.375%, 04/15/2029	487,000	496,224
3.750%, 04/15/2027	300,000	324,870
3.875%, 04/15/2030	985,000	1,077,347
4.500%, 04/15/2050	671,000	785,341
Total Play Telecomunicaciones SA de CV
6.375%, 09/20/2028 (D)	278,000	262,713
7.500%, 11/12/2025 (D)	480,000	490,800
Townsquare Media, Inc. 6.875%, 02/01/2026 (D)	102,000	108,248
Twitter, Inc. 3.875%, 12/15/2027 (D)(E)	239,000	249,069
Univision Communications, Inc. 4.500%, 05/01/2029 (D)	111,000	112,110
Verizon Communications, Inc.
3.000%, 03/22/2027	104,000	109,894
4.272%, 01/15/2036	1,311,000	1,537,783
4.329%, 09/21/2028	792,000	899,676
4.400%, 11/01/2034	347,000	404,182
4.500%, 08/10/2033	374,000	439,694
4.522%, 09/15/2048 (E)	978,000	1,223,826
4.672%, 03/15/2055	397,000	520,322
5.012%, 08/21/2054	335,000	462,696
ViacomCBS, Inc. 4.375%, 03/15/2043	642,000	730,391
Videotron, Ltd. 3.625%, 06/15/2029 (D)	171,000	171,855
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%) 04/04/2079	558,000	674,889
WMG Acquisition Corp.
3.000%, 02/15/2031 (D)	422,000	404,065
3.875%, 07/15/2030 (D)	287,000	291,664
		38,684,234
Consumer discretionary – 5.1%
Affinity Gaming 6.875%, 12/15/2027 (D)	159,000	165,360
Amazon.com, Inc.
3.150%, 08/22/2027	715,000	772,215
4.050%, 08/22/2047	385,000	466,792
Asbury Automotive Group, Inc.
4.625%, 11/15/2029 (D)	50,000	50,938
4.750%, 03/01/2030	175,000	177,844
AutoNation, Inc. 4.750%, 06/01/2030	186,000	212,466
AutoZone, Inc. 3.125%, 04/21/2026	535,000	564,982
BMW US Capital LLC 2.950%, 04/14/2022 (D)	500,000	503,564
Booking Holdings, Inc. 4.625%, 04/13/2030	486,000	567,997
Brinker International, Inc. 3.875%, 05/15/2023	740,000	756,650

The accompanying notes are an integral part of the financial statements.	2

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Brookfield Residential Properties, Inc. 5.000%, 06/15/2029 (D)	$154,000	$154,108
Caesars Resort Collection LLC 5.750%, 07/01/2025 (D)(E)	116,000	121,141
Carvana Company 4.875%, 09/01/2029 (D)	228,000	217,170
CCM Merger, Inc. 6.375%, 05/01/2026 (D)	139,000	144,734
Century Communities, Inc.
3.875%, 08/15/2029 (D)	343,000	345,573
6.750%, 06/01/2027	242,000	255,310
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	509,000	540,208
Daimler Finance North America LLC 3.500%, 08/03/2025 (D)	240,000	255,669
Daimler Trucks Finance North America LLC 1.625%, 12/13/2024 (D)	313,000	315,351
Dave & Buster's, Inc. 7.625%, 11/01/2025 (D)	44,000	46,915
Dealer Tire LLC 8.000%, 02/01/2028 (D)	122,000	126,992
Dollar Tree, Inc. 4.200%, 05/15/2028	781,000	870,431
eBay, Inc.
2.700%, 03/11/2030	544,000	556,039
3.800%, 03/09/2022	520,000	521,456
Empire Communities Corp. 7.000%, 12/15/2025 (D)	75,000	77,625
Expedia Group, Inc.
2.950%, 03/15/2031	293,000	292,584
3.250%, 02/15/2030	455,000	464,328
3.800%, 02/15/2028	671,000	717,399
4.625%, 08/01/2027	409,000	455,450
5.000%, 02/15/2026	1,208,000	1,343,506
Ford Motor Company 3.250%, 02/12/2032	177,000	181,248
Ford Motor Credit Company LLC
4.000%, 11/13/2030	225,000	242,055
4.125%, 08/17/2027	346,000	373,465
4.134%, 08/04/2025	1,034,000	1,097,333
5.113%, 05/03/2029	602,000	684,023
Full House Resorts, Inc. 8.250%, 02/15/2028 (D)	111,000	116,550
GEMS MENASA Cayman, Ltd. 7.125%, 07/31/2026 (D)	221,000	227,078
General Motors Company 5.400%, 04/01/2048	210,000	267,912
General Motors Financial Company, Inc.
2.400%, 10/15/2028	805,000	802,757
3.600%, 06/21/2030	881,000	939,569
4.350%, 01/17/2027	404,000	445,047
Group 1 Automotive, Inc. 4.000%, 08/15/2028 (D)	44,000	43,835
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (D)	259,000	257,638
4.000%, 05/01/2031 (D)	178,000	182,012
4.875%, 01/15/2030	307,000	328,106
5.750%, 05/01/2028 (D)	95,000	101,500
Hilton Grand Vacations Borrower Escrow LLC
4.875%, 07/01/2031 (D)	187,000	187,000
5.000%, 06/01/2029 (D)	238,000	243,950
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hyatt Hotels Corp.
1.800%, 10/01/2024	$216,000	$216,192
3.375%, 07/15/2023	660,000	675,123
5.750%, 04/23/2030	247,000	294,635
Hyundai Capital America
1.000%, 09/17/2024 (D)	409,000	401,932
1.800%, 10/15/2025 (D)	201,000	199,913
2.375%, 10/15/2027 (D)	201,000	199,872
International Game Technology PLC 6.500%, 02/15/2025 (D)	180,000	195,300
Jacobs Entertainment, Inc. 7.875%, 02/01/2024 (D)	267,000	272,340
KB Home 4.000%, 06/15/2031	264,000	273,900
Ken Garff Automotive LLC 4.875%, 09/15/2028 (D)	169,000	169,211
LCM Investments Holdings II LLC 4.875%, 05/01/2029 (D)	96,000	98,657
Levi Strauss & Company 3.500%, 03/01/2031 (D)	91,000	92,786
Life Time, Inc. 8.000%, 04/15/2026 (D)	119,000	124,702
Macy's Retail Holdings LLC 5.875%, 04/01/2029 (D)(E)	71,000	75,704
Marriott International, Inc.
2.850%, 04/15/2031	425,000	423,700
3.125%, 06/15/2026	1,169,000	1,214,036
3.500%, 10/15/2032	251,000	262,861
4.625%, 06/15/2030	393,000	442,104
Marriott Ownership Resorts, Inc. 4.500%, 06/15/2029 (D)	42,000	42,274
McDonald's Corp.
3.600%, 07/01/2030	500,000	552,529
4.200%, 04/01/2050	500,000	605,154
MDC Holdings, Inc. 2.500%, 01/15/2031	155,000	149,921
MGM Resorts International 4.750%, 10/15/2028	342,000	352,260
Midwest Gaming Borrower LLC 4.875%, 05/01/2029 (D)	243,000	244,215
Mohegan Gaming & Entertainment 8.000%, 02/01/2026 (D)	298,000	312,867
NCL Corp., Ltd. 3.625%, 12/15/2024 (D)	700,000	660,625
New Red Finance, Inc. 4.000%, 10/15/2030 (D)	553,000	543,323
NIKE, Inc.
2.750%, 03/27/2027	500,000	529,701
2.850%, 03/27/2030	500,000	531,507
Nissan Motor Acceptance Company LLC 1.125%, 09/16/2024 (D)	205,000	201,422
Papa John's International, Inc. 3.875%, 09/15/2029 (D)	44,000	43,780
Premier Entertainment Sub LLC
5.625%, 09/01/2029 (D)	176,000	174,625
5.875%, 09/01/2031 (D)	479,000	480,662
QVC, Inc. 5.450%, 08/15/2034	184,000	182,160
Resorts World Las Vegas LLC 4.625%, 04/16/2029 (D)	300,000	301,700
Service Corp. International
3.375%, 08/15/2030	148,000	145,272
4.000%, 05/15/2031	259,000	262,238
Sotheby's 7.375%, 10/15/2027 (D)	245,000	260,925

The accompanying notes are an integral part of the financial statements.	3

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (D)	$33,000	$34,586
StoneMor, Inc. 8.500%, 05/15/2029 (D)	380,000	392,350
Target Corp. 2.250%, 04/15/2025	500,000	515,271
The Home Depot, Inc.
2.500%, 04/15/2027	500,000	521,427
2.700%, 04/15/2030	500,000	524,622
The TJX Companies, Inc.
3.875%, 04/15/2030	400,000	448,591
4.500%, 04/15/2050 (E)	400,000	539,578
Toll Brothers Finance Corp. 3.800%, 11/01/2029 (E)	74,000	79,550
Travel + Leisure Company
4.625%, 03/01/2030 (D)	191,000	191,955
6.000%, 04/01/2027	700,000	760,739
6.600%, 10/01/2025	147,000	163,538
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (D)	133,000	136,990
Yum! Brands, Inc.
3.625%, 03/15/2031	252,000	251,055
4.750%, 01/15/2030 (D)	241,000	260,883
5.350%, 11/01/2043	600,000	663,480
6.875%, 11/15/2037	292,000	370,052
		36,846,670
Consumer staples – 1.9%
Advantage Sales & Marketing, Inc. 6.500%, 11/15/2028 (D)	416,000	435,760
Albertsons Companies, Inc.
3.250%, 03/15/2026 (D)	143,000	145,681
3.500%, 03/15/2029 (D)	359,000	359,704
4.875%, 02/15/2030 (D)	148,000	159,799
Anheuser-Busch InBev Worldwide, Inc.
4.439%, 10/06/2048	730,000	872,512
4.600%, 04/15/2048	385,000	470,793
BRF SA 5.750%, 09/21/2050 (D)(E)	285,000	283,575
Bunge, Ltd. Finance Corp. 3.250%, 08/15/2026	500,000	527,407
Cargill, Inc. 2.125%, 04/23/2030 (D)	180,000	178,006
Constellation Brands, Inc. 3.150%, 08/01/2029	159,000	167,699
Edgewell Personal Care Company
4.125%, 04/01/2029 (D)	164,000	165,230
5.500%, 06/01/2028 (D)	278,000	295,083
Fomento Economico Mexicano SAB de CV 4.375%, 05/10/2043	1,000,000	1,171,750
General Mills, Inc. 2.875%, 04/15/2030	400,000	417,448
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (D)	271,000	272,019
JBS USA Food Company 5.750%, 01/15/2028 (D)	490,000	510,830
JBS USA LUX SA 3.750%, 12/01/2031 (D)	86,000	87,290
Keurig Dr. Pepper, Inc. 3.200%, 05/01/2030	560,000	592,022
Kraft Heinz Foods Company
4.375%, 06/01/2046	360,000	421,560
4.875%, 10/01/2049	80,000	100,475
5.000%, 06/04/2042	124,000	154,251
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
5.500%, 06/01/2050	$227,000	$307,332
MARB BondCo PLC 3.950%, 01/29/2031 (D)	260,000	248,303
NBM US Holdings, Inc. 6.625%, 08/06/2029 (D)	394,000	430,941
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (D)	270,000	248,670
PepsiCo, Inc. 2.750%, 03/19/2030	500,000	527,801
Post Holdings, Inc. 5.500%, 12/15/2029 (D)	243,000	255,303
Reynolds American, Inc. 4.850%, 09/15/2023	1,000,000	1,061,568
Simmons Foods, Inc. 4.625%, 03/01/2029 (D)	43,000	42,355
Sysco Corp.
5.950%, 04/01/2030	355,000	443,111
6.600%, 04/01/2050	1,000,000	1,553,476
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	400,000	414,576
U.S. Foods, Inc. 4.750%, 02/15/2029 (D)	216,000	219,510
		13,541,840
Energy – 4.6%
Aker BP ASA
2.875%, 01/15/2026 (D)	276,000	286,074
3.000%, 01/15/2025 (D)	270,000	279,809
4.000%, 01/15/2031 (D)	523,000	565,499
Altera Infrastructure LP 8.500%, 07/15/2023 (D)(E)	287,000	156,415
Anadarko Petroleum Corp.
4.500%, 07/15/2044 (E)	400,000	370,054
5.550%, 03/15/2026	800,000	856,120
Antero Midstream Partners LP 5.375%, 06/15/2029 (D)	233,000	245,819
Antero Resources Corp.
5.000%, 03/01/2025 (E)	223,000	226,577
5.375%, 03/01/2030 (D)	90,000	96,210
Apache Corp. 5.100%, 09/01/2040	325,000	367,250
Ascent Resources Utica Holdings LLC 5.875%, 06/30/2029 (D)	246,000	236,699
Boardwalk Pipelines LP 3.375%, 02/01/2023	850,000	865,261
BP Capital Markets PLC 2.750%, 05/10/2023	530,000	543,726
Buckeye Partners LP 3.950%, 12/01/2026	500,000	509,605
Cameron International Corp. 5.950%, 06/01/2041	1,178,000	1,496,297
Cheniere Energy Partners LP
4.000%, 03/01/2031	494,000	518,181
4.500%, 10/01/2029	461,000	488,660
CNOOC Finance 2003, Ltd. 5.500%, 05/21/2033 (D)	545,000	648,598
ConocoPhillips Company 5.950%, 03/15/2046	30,000	44,444
Continental Resources, Inc. 4.900%, 06/01/2044	400,000	443,300
CSI Compressco LP 7.500%, 04/01/2025 (D)	386,000	388,895
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) 10.000%, 04/01/2026 (D)	239,806	235,010

The accompanying notes are an integral part of the financial statements.	4

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) 05/21/2043 (D)	$201,000	$194,970
Devon Energy Corp.
5.000%, 06/15/2045	600,000	725,233
7.875%, 09/30/2031	874,000	1,236,421
Diamondback Energy, Inc. 3.125%, 03/24/2031	257,000	264,877
Enbridge Energy Partners LP 7.500%, 04/15/2038	600,000	897,211
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%) 07/15/2077	347,000	365,339
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	400,000	444,000
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	394,000	427,641
Energean Israel Finance, Ltd.
5.375%, 03/30/2028 (D)	99,000	97,529
5.875%, 03/30/2031 (D)	172,000	168,543
Energy Transfer LP
4.200%, 04/15/2027	228,000	247,395
5.150%, 03/15/2045	340,000	384,225
5.250%, 04/15/2029	810,000	927,774
5.400%, 10/01/2047	244,000	286,325
5.500%, 06/01/2027	347,000	395,805
5.950%, 10/01/2043	300,000	360,563
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (F)	474,000	482,295
Enterprise Products Operating LLC 6.875%, 03/01/2033	471,000	636,140
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	631,000	644,200
Hess Corp.
5.600%, 02/15/2041	400,000	493,825
5.800%, 04/01/2047	500,000	638,773
Hess Midstream Operations LP 4.250%, 02/15/2030 (D)	78,000	77,415
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	260,000	363,919
Kinder Morgan, Inc. 4.300%, 03/01/2028	176,000	195,571
Leviathan Bond, Ltd.
6.500%, 06/30/2027 (D)	426,000	456,297
6.750%, 06/30/2030 (D)	85,000	91,212
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	267,000	265,129
3.100%, 07/15/2031 (D)	383,000	385,730
Marathon Oil Corp. 6.800%, 03/15/2032	785,000	1,011,129
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (D)	276,000	274,758
Midwest Connector Capital Company LLC
3.625%, 04/01/2022 (D)	205,000	205,369
3.900%, 04/01/2024 (D)	383,000	396,969
MPLX LP
4.000%, 03/15/2028	311,000	337,018
4.125%, 03/01/2027	103,000	112,690
4.250%, 12/01/2027	225,000	249,212
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) 02/15/2023 (F)	782,000	783,955
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
New Fortress Energy, Inc. 6.500%, 09/30/2026 (D)	$391,000	$388,068
Occidental Petroleum Corp. 3.500%, 08/15/2029	72,000	73,966
ONEOK Partners LP 6.650%, 10/01/2036	835,000	1,091,354
Ovintiv Exploration, Inc. 5.625%, 07/01/2024	500,000	550,391
Parkland Corp.
4.500%, 10/01/2029 (D)	176,000	176,139
4.625%, 05/01/2030 (D)	172,000	170,925
Petrobras Global Finance BV 6.900%, 03/19/2049	160,000	170,400
Plains All American Pipeline LP 4.900%, 02/15/2045	750,000	813,930
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	325,000	355,996
4.500%, 05/15/2030	271,000	305,694
5.000%, 03/15/2027	186,000	208,911
5.875%, 06/30/2026	336,000	385,494
Sinopec Group Overseas Development 2015, Ltd. 3.250%, 04/28/2025 (D)	550,000	577,229
Southwestern Energy Company 4.750%, 02/01/2032	129,000	135,851
Sunoco LP
4.500%, 05/15/2029	96,000	97,490
4.500%, 04/30/2030 (D)	252,000	258,279
Targa Resources Partners LP
4.000%, 01/15/2032 (D)	243,000	253,935
5.875%, 04/15/2026	478,000	498,776
The Williams Companies, Inc.
3.750%, 06/15/2027	397,000	428,592
5.750%, 06/24/2044	149,000	193,392
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	220,000	245,330
Valero Energy Corp. 2.850%, 04/15/2025	400,000	414,346
Venture Global Calcasieu Pass LLC
3.875%, 08/15/2029 (D)	95,000	98,563
4.125%, 08/15/2031 (D)	158,000	167,480
		33,454,491
Financials – 11.0%
Ally Financial, Inc. 5.800%, 05/01/2025	286,000	322,742
Ambac Assurance Corp. 5.100%, 01/19/2022 (D)(F)	131	177
American International Group, Inc. 3.900%, 04/01/2026	830,000	899,559
American International Group, Inc. (6.250% to 3-15-37, then 3 month LIBOR + 2.056%) 03/15/2037	100,000	116,607
Ameriprise Financial, Inc. 2.875%, 09/15/2026	500,000	526,348
Ares Capital Corp.
2.150%, 07/15/2026	549,000	541,510
2.875%, 06/15/2028	309,000	307,629
3.875%, 01/15/2026	897,000	945,343
4.200%, 06/10/2024	246,000	259,580
Athene Holding, Ltd. 3.500%, 01/15/2031	206,000	217,825
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (D)(F)	235,000	267,019

The accompanying notes are an integral part of the financial statements.	5

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
AXA SA 8.600%, 12/15/2030	$170,000	$245,254
Banco Santander SA 4.379%, 04/12/2028	324,000	361,293
Bank of America Corp.
3.248%, 10/21/2027	586,000	623,740
3.950%, 04/21/2025	539,000	576,138
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	582,000	577,909
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	498,000	503,067
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	881,000	894,062
Bank of America Corp. (2.884% to 10-22-29, then 3 month LIBOR + 1.190%) 10/22/2030	500,000	516,274
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,149,000	1,172,749
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,087,000	1,160,552
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	500,000	601,413
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) 03/10/2026 (F)	667,000	750,375
Barclays PLC 4.375%, 01/12/2026	300,000	327,959
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (F)	391,000	382,985
BlackRock, Inc. 1.900%, 01/28/2031	500,000	492,715
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	351,000	350,729
3.250%, 03/15/2027 (D)	79,000	79,816
BPCE SA 4.500%, 03/15/2025 (D)	360,000	387,918
Brightstar Escrow Corp. 9.750%, 10/15/2025 (D)	144,000	154,440
Capital One Financial Corp.
3.500%, 06/15/2023	1,023,000	1,060,065
3.750%, 07/28/2026	500,000	536,147
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%) 12/06/2024	419,000	421,532
CIT Group, Inc. 5.000%, 08/01/2023	700,000	739,375
Citigroup, Inc.
3.200%, 10/21/2026	655,000	694,096
3.500%, 05/15/2023	1,060,000	1,095,779
4.500%, 01/14/2022	1,000,000	1,001,167
4.600%, 03/09/2026	792,000	873,458
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	264,000	265,369
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	1,000,000	1,142,060
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (F)	524,000	529,345
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) 08/15/2026 (F)	$415,000	$468,037
Citizens Financial Group, Inc. 3.250%, 04/30/2030	573,000	605,017
CNA Financial Corp. 2.050%, 08/15/2030	205,000	198,499
CNO Financial Group, Inc. 5.250%, 05/30/2025 to 05/30/2029	635,000	720,552
Credit Agricole SA
2.811%, 01/11/2041 (D)	279,000	266,959
3.250%, 01/14/2030 (D)	548,000	567,436
4.375%, 03/17/2025 (D)	600,000	644,649
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (D)(F)	310,000	339,063
Credit Suisse Group AG 4.550%, 04/17/2026	405,000	446,205
Deutsche Bank AG 0.962%, 11/08/2023	577,000	575,973
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	327,000	326,854
Discover Financial Services 4.100%, 02/09/2027	167,000	181,009
Enova International, Inc. 8.500%, 09/01/2024 to 09/15/2025 (D)	354,000	364,142
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) 06/30/2023 (F)	287,000	291,736
Freedom Mortgage Corp.
8.125%, 11/15/2024 (D)	250,000	253,125
8.250%, 04/15/2025 (D)	55,000	56,306
GE Capital International Funding Company 4.418%, 11/15/2035	448,000	534,625
Global Atlantic Fin Company 3.125%, 06/15/2031 (D)	1,000,000	989,882
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) 04/16/2025 (F)	135,000	147,049
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (D)	201,000	202,744
Invesco Finance PLC 3.125%, 11/30/2022	850,000	869,285
Jefferies Group LLC
4.150%, 01/23/2030	380,000	421,268
4.850%, 01/15/2027	505,000	572,825
JPMorgan Chase & Co.
2.950%, 10/01/2026	675,000	712,559
3.375%, 05/01/2023	1,250,000	1,288,685
4.125%, 12/15/2026	600,000	661,783
4.500%, 01/24/2022	1,300,000	1,303,022
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	586,000	592,289
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	544,000	563,243
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	489,000	528,358
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (F)	458,000	470,023

The accompanying notes are an integral part of the financial statements.	6

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (F)	$575,000	$623,228
Lazard Group LLC 4.375%, 03/11/2029	220,000	248,106
Legg Mason, Inc.
3.950%, 07/15/2024	660,000	701,620
4.750%, 03/15/2026	825,000	924,346
Liberty Mutual Group, Inc.
3.950%, 05/15/2060 (D)	500,000	548,951
4.250%, 06/15/2023 (D)	1,000,000	1,044,472
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) 12/15/2051 (D)	332,000	331,170
Lloyds Banking Group PLC 4.450%, 05/08/2025	921,000	1,000,425
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) 06/27/2024 (F)	345,000	381,435
Loews Corp.
2.625%, 05/15/2023	630,000	642,977
3.750%, 04/01/2026	825,000	891,750
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (F)	186,000	199,140
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (D)	329,000	343,260
4.875%, 06/10/2025 (D)	360,000	392,592
Markel Corp. 5.000%, 03/30/2043	1,270,000	1,543,745
MetLife, Inc. 3.000%, 03/01/2025	300,000	315,410
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 6.400%, 12/15/2036	347,000	426,885
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 9.250%, 04/08/2038 (D)	120,000	177,653
Morgan Stanley
3.875%, 01/27/2026	361,000	390,360
4.100%, 05/22/2023	900,000	937,376
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	1,047,000	1,067,539
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	659,000	634,584
Morgan Stanley (3 month LIBOR + 3.610%) 3.733%, 01/18/2022 (A)(F)	200,000	200,101
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,089,693
MSCI, Inc.
3.250%, 08/15/2033 (D)	285,000	288,206
3.625%, 11/01/2031 (D)	318,000	329,925
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/2030 (D)	176,000	173,800
5.500%, 08/15/2028 (D)	191,000	194,820
6.000%, 01/15/2027 (D)	99,000	103,128
Nationwide Mutual Insurance Company (3 month LIBOR + 2.290%) 2.492%, 12/15/2024 (A)(D)	1,130,000	1,131,359
NatWest Group PLC 3.875%, 09/12/2023	500,000	521,373
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (F)	431,000	471,652
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
NatWest Markets PLC 1.600%, 09/29/2026 (D)	$578,000	$568,535
New York Life Insurance Company 3.750%, 05/15/2050 (D)	198,000	225,340
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (D)	659,000	645,820
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (D)	355,000	382,069
OneMain Finance Corp.
6.875%, 03/15/2025	65,000	72,313
8.875%, 06/01/2025	142,000	151,940
Operadora de Servicios Mega SA de CV 8.250%, 02/11/2025 (D)	295,000	274,350
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	795,000	812,515
Radian Group, Inc. 4.500%, 10/01/2024	140,000	146,650
Raymond James Financial, Inc. 4.950%, 07/15/2046	500,000	636,353
Santander Holdings USA, Inc.
3.244%, 10/05/2026	791,000	825,612
3.450%, 06/02/2025	704,000	738,595
4.400%, 07/13/2027	203,000	222,559
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	360,000	380,323
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) 05/26/2026 (D)(F)	346,000	351,332
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) 11/18/2030 (D)(E)(F)	355,000	372,892
Sompo International Holdings, Ltd. 4.700%, 10/15/2022	1,080,000	1,110,431
State Street Corp. (2.901% to 3-30-25, then SOFR + 2.600%) 03/30/2026	1,000,000	1,045,564
Stifel Financial Corp. 4.250%, 07/18/2024	1,300,000	1,384,279
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (D)	425,000	513,327
The Goldman Sachs Group, Inc.
3.500%, 04/01/2025	500,000	528,717
3.625%, 01/22/2023	1,200,000	1,235,820
3.850%, 01/26/2027	792,000	851,219
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	1,000,000	1,007,182
The Hartford Financial Services Group, Inc. 6.625%, 03/30/2040	500,000	724,233
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.809%, 02/01/2022 (A)(F)	463,000	460,731
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (F)	577,000	567,906
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (F)	243,000	247,860

The accompanying notes are an integral part of the financial statements.	7

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (D)(F)	$323,000	$348,275
Unifin Financiera SAB de CV 9.875%, 01/28/2029 (D)	391,000	329,421
Unum Group 4.125%, 06/15/2051	169,000	171,534
Voya Financial, Inc. 4.800%, 06/15/2046	700,000	866,892
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) 05/15/2053	565,000	584,069
Wells Fargo & Company 3.450%, 02/13/2023	900,000	925,977
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	881,000	895,386
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	656,000	681,970
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	426,000	436,874
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (F)	1,013,000	1,106,703
		80,187,971
Health care – 3.0%
Abbott Laboratories 3.750%, 11/30/2026	680,000	751,422
AbbVie, Inc. 3.200%, 11/21/2029	2,234,000	2,388,576
AdaptHealth LLC 5.125%, 03/01/2030 (D)	177,000	180,098
Agilent Technologies, Inc. 3.875%, 07/15/2023	670,000	694,441
AmerisourceBergen Corp. 2.800%, 05/15/2030	387,000	399,598
Anthem, Inc. 2.250%, 05/15/2030	179,000	178,361
Bausch Health Companies, Inc.
5.250%, 01/30/2030 (D)	193,000	169,840
6.125%, 04/15/2025 (D)	290,000	295,382
6.250%, 02/15/2029 (D)	390,000	370,594
Baxter International, Inc. 3.500%, 08/15/2046	500,000	544,126
Biogen, Inc.
2.250%, 05/01/2030	400,000	393,836
3.150%, 05/01/2050	500,000	480,582
Catalent Pharma Solutions, Inc.
3.125%, 02/15/2029 (D)	64,000	63,130
5.000%, 07/15/2027 (D)	81,000	84,159
Centene Corp.
3.000%, 10/15/2030	322,000	327,316
3.375%, 02/15/2030	183,000	186,365
4.250%, 12/15/2027	127,000	132,398
4.625%, 12/15/2029	162,000	174,711
CVS Health Corp.
2.700%, 08/21/2040	308,000	296,654
3.750%, 04/01/2030	358,000	392,494
4.300%, 03/25/2028	188,000	210,971
5.050%, 03/25/2048	480,000	627,570
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	858,975	1,093,538
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita, Inc.
3.750%, 02/15/2031 (D)	$378,000	$368,297
4.625%, 06/01/2030 (D)	367,000	375,716
Encompass Health Corp.
4.500%, 02/01/2028	175,000	180,031
4.625%, 04/01/2031	149,000	151,608
Fresenius Medical Care US Finance III, Inc. 2.375%, 02/16/2031 (D)	634,000	605,814
HCA, Inc.
4.125%, 06/15/2029	318,000	349,920
5.250%, 04/15/2025 to 06/15/2026	666,000	742,445
5.375%, 02/01/2025	800,000	879,200
Humana, Inc. 3.125%, 08/15/2029	500,000	523,862
MEDNAX, Inc. 6.250%, 01/15/2027 (D)	386,000	403,853
Organon & Company 5.125%, 04/30/2031 (D)	314,000	328,030
Pfizer, Inc. 2.625%, 04/01/2030	500,000	526,781
Rede D'or Finance Sarl 4.500%, 01/22/2030 (D)	269,000	261,807
Royalty Pharma PLC 1.750%, 09/02/2027	206,000	202,390
Select Medical Corp. 6.250%, 08/15/2026 (D)	339,000	359,084
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/2026	500,000	530,333
Stanford Health Care 3.310%, 08/15/2030	225,000	241,758
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (E)	49,000	51,367
UnitedHealth Group, Inc. 5.800%, 03/15/2036	540,000	748,950
Universal Health Services, Inc.
1.650%, 09/01/2026 (D)	335,000	328,806
2.650%, 10/15/2030 (D)	358,000	355,102
Utah Acquisition Sub, Inc.
3.950%, 06/15/2026	800,000	862,550
5.250%, 06/15/2046	250,000	306,276
Varex Imaging Corp. 7.875%, 10/15/2027 (D)	166,000	184,443
Viatris, Inc.
2.300%, 06/22/2027	209,000	210,218
2.700%, 06/22/2030	437,000	438,551
4.000%, 06/22/2050	464,000	494,200
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	522,286
		21,969,840
Industrials – 5.9%
3M Company 3.050%, 04/15/2030	500,000	536,131
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (D)	313,000	297,925
AECOM 5.125%, 03/15/2027	366,000	398,700
AerCap Ireland Capital DAC
1.650%, 10/29/2024	585,000	583,939
1.750%, 01/30/2026	465,000	456,077
2.450%, 10/29/2026	594,000	598,871
2.875%, 08/14/2024	423,000	435,083

The accompanying notes are an integral part of the financial statements.	8

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
AerCap Ireland Capital DAC (continued)
3.300%, 01/30/2032	$500,000	$509,386
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (D)	173,165	174,809
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (D)	183,651	176,806
Air Lease Corp.
2.100%, 09/01/2028	208,000	200,599
2.875%, 01/15/2026	225,000	232,074
3.000%, 09/15/2023	400,000	410,513
3.125%, 12/01/2030	400,000	408,149
3.625%, 12/01/2027	170,000	178,972
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (D)	88,089	97,833
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (D)	61,000	62,739
American Airlines 2015-1 Class A Pass Through Trust 3.375%, 05/01/2027	921,219	912,012
American Airlines 2015-1 Class B Pass Through Trust 3.700%, 05/01/2023	209,978	206,317
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	364,171	352,752
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	148,438	145,605
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	292,969	303,650
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	162,114	156,950
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	367,487	347,108
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	238,866	241,061
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	200,000	198,096
American Airlines 2021-1 Class B Pass Through Trust 3.950%, 07/11/2030	149,000	147,610
American Airlines Group, Inc. 3.750%, 03/01/2025 (D)(E)	500,000	467,500
APX Group, Inc. 5.750%, 07/15/2029 (D)	266,000	262,010
Ashtead Capital, Inc.
2.450%, 08/12/2031 (D)	215,000	209,344
4.375%, 08/15/2027 (D)	285,000	295,175
Atkore, Inc. 4.250%, 06/01/2031 (D)	90,000	92,250
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (D)	50,000	50,375
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029 (D)	188,000	187,900
BlueLinx Holdings, Inc. 6.000%, 11/15/2029 (D)	275,000	273,625
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Boise Cascade Company 4.875%, 07/01/2030 (D)	$52,000	$54,860
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (D)	175,368	181,841
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (D)	159,675	160,744
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (D)	131,489	139,888
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (D)	102,025	117,144
Builders FirstSource, Inc.
4.250%, 02/01/2032 (D)	286,000	296,067
5.000%, 03/01/2030 (D)	46,000	49,353
6.750%, 06/01/2027 (D)	61,000	64,355
Carrier Global Corp. 2.700%, 02/15/2031	500,000	507,828
Cimpress PLC 7.000%, 06/15/2026 (D)	390,000	405,113
Clean Harbors, Inc. 4.875%, 07/15/2027 (D)	65,000	66,950
CNH Industrial Capital LLC 1.950%, 07/02/2023	570,000	577,416
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	32,294	32,545
CoStar Group, Inc. 2.800%, 07/15/2030 (D)	466,000	466,110
CSX Corp. 3.800%, 04/15/2050	1,000,000	1,138,056
DAE Funding LLC 2.625%, 03/20/2025 (D)	267,000	268,001
Delta Air Lines, Inc.
2.900%, 10/28/2024	663,000	676,018
3.800%, 04/19/2023	356,000	363,982
4.375%, 04/19/2028 (E)	445,000	474,099
4.500%, 10/20/2025 (D)	103,000	108,254
4.750%, 10/20/2028 (D)	169,000	184,545
Deluxe Corp. 8.000%, 06/01/2029 (D)	124,000	129,580
Equifax, Inc. 3.100%, 05/15/2030	800,000	837,343
Flowserve Corp. 3.500%, 10/01/2030	236,000	243,809
Fortive Corp. 3.150%, 06/15/2026	700,000	741,524
Garda World Security Corp. 6.000%, 06/01/2029 (D)	186,000	177,630
GATX Corp. 3.850%, 03/30/2027	800,000	863,100
GFL Environmental, Inc.
3.500%, 09/01/2028 (D)	355,000	349,675
4.375%, 08/15/2029 (D)	229,000	226,853
4.750%, 06/15/2029 (D)	154,000	155,348
Global Infrastructure Solutions, Inc. 5.625%, 06/01/2029 (D)	247,000	253,175
Graphic Packaging International LLC 3.500%, 03/01/2029 (D)	267,000	264,998
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (D)	327,000	324,548
Hillenbrand, Inc. 3.750%, 03/01/2031	201,000	201,503

The accompanying notes are an integral part of the financial statements.	9

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Huntington Ingalls Industries, Inc.
3.844%, 05/01/2025	$450,000	$475,907
4.200%, 05/01/2030	1,379,000	1,535,939
IDEX Corp. 3.000%, 05/01/2030	1,000,000	1,039,120
IHS Markit, Ltd.
4.000%, 03/01/2026 (D)	288,000	311,233
4.750%, 08/01/2028	213,000	246,814
JB Hunt Transport Services, Inc. 3.850%, 03/15/2024	700,000	732,662
JB Poindexter & Company, Inc. 7.125%, 04/15/2026 (D)	132,000	138,114
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	278,054	279,953
Kansas City Southern 2.875%, 11/15/2029	500,000	517,782
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/2025 (D)	201,000	206,528
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (D)	66,000	66,330
Lennox International, Inc. 3.000%, 11/15/2023	800,000	822,724
Masco Corp. 2.000%, 10/01/2030	412,000	395,515
MasTec, Inc. 4.500%, 08/15/2028 (D)	191,000	198,401
Owens Corning 3.950%, 08/15/2029	321,000	351,677
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (D)	30,000	31,350
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (D)	62,000	59,854
6.250%, 01/15/2028 (D)	218,000	227,265
Quanta Services, Inc. 0.950%, 10/01/2024	203,000	200,797
Southwest Airlines Company 5.250%, 05/04/2025	800,000	888,546
The Boeing Company
3.200%, 03/01/2029	388,000	399,323
5.040%, 05/01/2027	610,000	686,857
5.150%, 05/01/2030	412,000	480,022
5.805%, 05/01/2050	720,000	974,971
The Hertz Corp.
4.625%, 12/01/2026 (D)	32,000	32,200
5.000%, 12/01/2029 (D)	71,000	71,061
TransDigm, Inc. 5.500%, 11/15/2027	688,000	708,640
TriNet Group, Inc. 3.500%, 03/01/2029 (D)	211,000	210,209
TTX Company 4.200%, 07/01/2046 (D)	700,000	843,756
Tutor Perini Corp. 6.875%, 05/01/2025 (D)	300,000	302,334
Uber Technologies, Inc.
4.500%, 08/15/2029 (D)	466,000	474,546
7.500%, 05/15/2025 to 09/15/2027 (D)	707,000	760,558
Union Pacific Corp. 4.163%, 07/15/2022	1,137,000	1,148,176
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	464,671	483,781
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-2 Class B Pass Through Trust 4.625%, 09/03/2022	$126,733	$128,156
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	392,892	392,715
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	411,736	406,550
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	117,227	116,871
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	205,063	220,441
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	783,161	855,496
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	193,968	201,255
United Airlines, Inc.
4.375%, 04/15/2026 (D)	31,000	32,325
4.625%, 04/15/2029 (D)	70,000	72,188
United Rentals North America, Inc.
3.875%, 11/15/2027 to 02/15/2031	390,000	400,994
4.875%, 01/15/2028	373,000	391,976
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	74,090	75,518
US Airways 2011-1 Class A Pass Through Trust 7.125%, 10/22/2023	186,100	196,045
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	169,144	167,449
Verisk Analytics, Inc. 4.125%, 03/15/2029	400,000	445,984
Vertiv Group Corp. 4.125%, 11/15/2028 (D)	305,000	308,050
Wabtec Corp. 3.200%, 06/15/2025	500,000	520,370
Watco Companies LLC 6.500%, 06/15/2027 (D)	52,000	54,080
Williams Scotsman International, Inc. 4.625%, 08/15/2028 (D)	72,000	74,340
		43,073,949
Information technology – 3.7%
Atento Luxco 1 SA 8.000%, 02/10/2026 (D)	135,000	143,861
Autodesk, Inc. 2.850%, 01/15/2030	204,000	210,552
Block, Inc.
2.750%, 06/01/2026 (D)	92,000	92,109
3.500%, 06/01/2031 (D)	126,000	129,150
Broadcom, Inc.
2.450%, 02/15/2031 (D)	1,000,000	980,513
3.137%, 11/15/2035 (D)	779,000	783,642
3.419%, 04/15/2033 (D)	645,000	676,155
3.469%, 04/15/2034 (D)	421,000	440,648
4.750%, 04/15/2029	1,536,000	1,748,431
5.000%, 04/15/2030	644,000	749,760
CDW LLC
3.250%, 02/15/2029	149,000	150,331
3.569%, 12/01/2031	463,000	481,698

The accompanying notes are an integral part of the financial statements.	10

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CGI, Inc. 1.450%, 09/14/2026 (D)	$377,000	$368,652
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	96,000	96,480
4.875%, 07/01/2029 (D)	98,000	99,384
Consensus Cloud Solutions, Inc. 6.500%, 10/15/2028 (D)(E)	255,000	266,475
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	56,000	55,300
Dell International LLC
3.450%, 12/15/2051 (D)	714,000	685,515
4.900%, 10/01/2026	574,000	646,510
5.300%, 10/01/2029	1,239,000	1,452,348
5.850%, 07/15/2025	196,000	222,155
8.350%, 07/15/2046	90,000	149,626
Fiserv, Inc.
2.250%, 06/01/2027	400,000	406,957
3.850%, 06/01/2025	614,000	655,714
Fortinet, Inc. 2.200%, 03/15/2031	1,000,000	978,656
Gartner, Inc.
3.625%, 06/15/2029 (D)	116,000	117,282
3.750%, 10/01/2030 (D)	72,000	73,613
4.500%, 07/01/2028 (D)	374,000	390,600
Infor, Inc. 1.750%, 07/15/2025 (D)	151,000	149,864
Jabil, Inc. 3.600%, 01/15/2030	180,000	193,560
KLA Corp. 4.100%, 03/15/2029	340,000	383,786
Marvell Technology, Inc. 2.450%, 04/15/2028	520,000	527,392
Micron Technology, Inc.
4.185%, 02/15/2027	1,038,000	1,136,724
4.663%, 02/15/2030	1,000,000	1,152,480
4.975%, 02/06/2026	190,000	210,957
5.327%, 02/06/2029	1,673,000	1,981,585
Motorola Solutions, Inc.
2.300%, 11/15/2030	531,000	512,993
2.750%, 05/24/2031	464,000	464,836
4.600%, 05/23/2029	150,000	171,376
NXP BV
3.250%, 05/11/2041 (D)	178,000	183,974
3.875%, 06/18/2026 (D)	562,000	606,534
Oracle Corp. 2.950%, 04/01/2030	858,000	867,752
PayPal Holdings, Inc.
2.300%, 06/01/2030	400,000	406,261
2.850%, 10/01/2029	1,753,000	1,844,914
PTC, Inc. 4.000%, 02/15/2028 (D)	76,000	77,330
Qorvo, Inc.
1.750%, 12/15/2024 (D)	281,000	281,181
3.375%, 04/01/2031 (D)	247,000	251,431
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	535,228
Renesas Electronics Corp. 1.543%, 11/26/2024 (D)	315,000	312,772
Sabre GLBL, Inc. 7.375%, 09/01/2025 (D)	209,000	218,405
VeriSign, Inc.
2.700%, 06/15/2031	256,000	257,280
5.250%, 04/01/2025	160,000	176,400
Visa, Inc. 2.050%, 04/15/2030	400,000	405,162
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Xerox Holdings Corp. 5.500%, 08/15/2028 (D)	$332,000	$349,845
Ziff Davis, Inc. 4.625%, 10/15/2030 (D)	200,000	205,128
		27,117,267
Materials – 1.7%
Amcor Flexibles North America, Inc. 3.100%, 09/15/2026	500,000	518,497
Anglo American Capital PLC 4.750%, 04/10/2027 (D)	215,000	239,111
Arconic Corp.
6.000%, 05/15/2025 (D)	117,000	122,265
6.125%, 02/15/2028 (D)	168,000	178,786
Braskem Idesa SAPI 6.990%, 02/20/2032 (D)	201,000	201,756
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (D)	240,000	276,600
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) 01/23/2081 (D)	364,000	423,154
Cemex SAB de CV
3.875%, 07/11/2031 (D)	297,000	295,910
5.200%, 09/17/2030 (D)	329,000	353,264
CF Industries, Inc. 4.950%, 06/01/2043	175,000	211,250
Commercial Metals Company 5.375%, 07/15/2027	122,000	126,880
CVR Partners LP 6.125%, 06/15/2028 (D)	110,000	116,050
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (D)	404,000	428,242
7.500%, 04/01/2025 (D)	226,000	232,486
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (D)	177,000	185,850
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	297,000	318,533
5.450%, 03/15/2043	764,000	960,417
FS Luxembourg Sarl 10.000%, 12/15/2025 (D)	347,000	380,402
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	485,935
Graham Packaging Company, Inc. 7.125%, 08/15/2028 (D)	24,000	24,842
Hudbay Minerals, Inc. 4.500%, 04/01/2026 (D)	66,000	66,000
Huntsman International LLC 4.500%, 05/01/2029	500,000	552,692
JW Aluminum Continuous Cast Company 10.250%, 06/01/2026 (D)	135,000	142,256
LSB Industries, Inc. 6.250%, 10/15/2028 (D)	84,000	87,360
Mauser Packaging Solutions Holding Company 8.500%, 04/15/2024 (D)	54,000	55,755
Methanex Corp.
4.250%, 12/01/2024	293,000	306,610
5.650%, 12/01/2044	450,000	450,252
Newmont Corp. 2.800%, 10/01/2029	223,000	229,287
Novelis Corp. 4.750%, 01/30/2030 (D)	410,000	431,013
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (D)	315,000	367,766

The accompanying notes are an integral part of the financial statements.	11

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (D)	$173,000	$182,515
Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/2027 (D)	362,000	352,045
4.375%, 10/15/2028 (D)	174,000	172,695
Sasol Financing USA LLC 5.500%, 03/18/2031	425,000	428,613
Standard Industries, Inc.
3.375%, 01/15/2031 (D)	142,000	136,787
4.375%, 07/15/2030 (D)	106,000	108,174
5.000%, 02/15/2027 (D)	73,000	75,146
The Mosaic Company 4.250%, 11/15/2023	600,000	631,086
Trident TPI Holdings, Inc. 6.625%, 11/01/2025 (D)	35,000	35,088
Trinseo Materials Operating SCA 5.125%, 04/01/2029 (D)	211,000	215,220
Tronox, Inc. 4.625%, 03/15/2029 (D)	242,000	241,698
Valvoline, Inc. 3.625%, 06/15/2031 (D)	302,000	292,427
Volcan Cia Minera SAA 4.375%, 02/11/2026 (D)	69,000	66,499
Vulcan Materials Company 3.500%, 06/01/2030	338,000	365,074
WR Grace Holdings LLC
4.875%, 06/15/2027 (D)	143,000	146,880
5.625%, 08/15/2029 (D)	133,000	136,159
		12,355,327
Real estate – 3.0%
American Homes 4 Rent LP 4.250%, 02/15/2028	203,000	224,884
American Tower Corp.
3.550%, 07/15/2027	662,000	707,133
3.800%, 08/15/2029	225,000	244,779
5.000%, 02/15/2024	670,000	720,911
Columbia Property Trust Operating Partnership LP 4.150%, 04/01/2025	600,000	650,586
Crown Castle International Corp.
3.300%, 07/01/2030	532,000	561,157
3.650%, 09/01/2027	495,000	531,762
3.700%, 06/15/2026	500,000	535,850
3.800%, 02/15/2028	225,000	244,821
4.150%, 07/01/2050	400,000	449,808
CubeSmart LP 4.375%, 02/15/2029	600,000	677,680
CyrusOne LP
2.150%, 11/01/2030	190,000	188,018
3.450%, 11/15/2029	344,000	373,106
EPR Properties 4.950%, 04/15/2028	350,000	377,663
Equinix, Inc.
1.550%, 03/15/2028	444,000	427,062
1.800%, 07/15/2027	255,000	250,852
2.500%, 05/15/2031	693,000	692,519
2.900%, 11/18/2026	1,000,000	1,035,960
3.200%, 11/18/2029	509,000	535,004
ERP Operating LP 3.375%, 06/01/2025	300,000	317,642
Essex Portfolio LP 3.625%, 05/01/2027	500,000	538,196
Extra Space Storage LP 2.350%, 03/15/2032	500,000	486,043
Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
GLP Capital LP
3.250%, 01/15/2032	$521,000	$523,808
5.375%, 04/15/2026	347,000	386,409
Healthcare Trust of America Holdings LP
3.500%, 08/01/2026	500,000	532,980
3.750%, 07/01/2027	600,000	651,014
Host Hotels & Resorts LP
3.375%, 12/15/2029	505,000	514,708
3.500%, 09/15/2030	347,000	356,209
4.500%, 02/01/2026	214,000	230,564
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (D)	230,000	235,398
Iron Mountain, Inc.
4.875%, 09/15/2029 (D)	195,000	201,821
5.250%, 07/15/2030 (D)	261,000	275,047
Kimco Realty Corp. 3.375%, 10/15/2022	1,050,000	1,063,548
MGM Growth Properties Operating Partnership LP 3.875%, 02/15/2029 (D)	207,000	217,350
Mid-America Apartments LP 3.950%, 03/15/2029	700,000	781,458
Piedmont Operating Partnership LP 4.450%, 03/15/2024	500,000	527,092
RHP Hotel Properties LP 4.500%, 02/15/2029 (D)	341,000	341,000
RLJ Lodging Trust LP 3.750%, 07/01/2026 (D)	149,000	149,820
SBA Communications Corp. 3.875%, 02/15/2027	356,000	366,680
SBA Tower Trust 2.836%, 01/15/2025 (D)	416,000	426,782
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	508,144
STORE Capital Corp. 2.750%, 11/18/2030	500,000	495,841
Uniti Group LP 6.500%, 02/15/2029 (D)	141,000	140,516
Ventas Realty LP 4.750%, 11/15/2030 (E)	1,000,000	1,164,674
VICI Properties LP
4.125%, 08/15/2030 (D)	212,000	224,190
4.625%, 12/01/2029 (D)	260,000	276,699
Welltower, Inc. 2.700%, 02/15/2027	400,000	416,721
XHR LP 4.875%, 06/01/2029 (D)	107,000	108,873
		21,888,782
Utilities – 2.0%
ABY Transmision Sur SA 6.875%, 04/30/2043 (D)	210,408	271,689
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (D)	303,000	315,502
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,078,678
AmeriGas Partners LP 5.500%, 05/20/2025	275,000	294,594
Arizona Public Service Company 5.500%, 09/01/2035	1,118,000	1,390,539
CenterPoint Energy Houston Electric LLC 6.950%, 03/15/2033	535,000	743,140

The accompanying notes are an integral part of the financial statements.	12

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Consolidated Edison Company of New York, Inc.
3.350%, 04/01/2030	$500,000	$537,704
3.950%, 04/01/2050	500,000	571,199
Dominion Energy, Inc.
3.375%, 04/01/2030	662,000	702,523
3.600%, 03/15/2027	500,000	538,275
DPL, Inc. 4.125%, 07/01/2025	249,000	260,302
Edison International 3.550%, 11/15/2024	700,000	732,153
Emera US Finance LP 3.550%, 06/15/2026	248,000	263,773
FirstEnergy Corp. 2.650%, 03/01/2030	254,000	250,825
Instituto Costarricense de Electricidad 6.375%, 05/15/2043 (D)	210,000	177,975
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (D)	95,000	102,828
NextEra Energy Capital Holdings, Inc. 3.550%, 05/01/2027	677,000	733,392
NextEra Energy Operating Partners LP
3.875%, 10/15/2026 (D)	243,000	257,337
4.500%, 09/15/2027 (D)	201,000	217,080
NiSource, Inc. 3.600%, 05/01/2030	230,000	247,899
NRG Energy, Inc.
2.450%, 12/02/2027 (D)	374,000	370,581
3.375%, 02/15/2029 (D)	62,000	60,754
3.625%, 02/15/2031 (D)	175,000	170,625
3.875%, 02/15/2032 (D)	371,000	363,580
4.450%, 06/15/2029 (D)	257,000	279,572
Oncor Electric Delivery Company LLC 4.100%, 06/01/2022	750,000	754,414
Southern California Edison Company 3.700%, 08/01/2025	1,000,000	1,067,705
Suburban Propane Partners LP 5.000%, 06/01/2031 (D)	176,000	177,980
Vistra Operations Company LLC
3.700%, 01/30/2027 (D)	624,000	647,033
4.300%, 07/15/2029 (D)	475,000	507,959
		14,087,610
TOTAL CORPORATE BONDS (Cost $320,826,911)		$343,207,981
CAPITAL PREFERRED SECURITIES – 0.2%
Financials – 0.2%
Truist Bank (Greater of 3 month LIBOR + 0.645% or 4.000%) 4.000%, 12/15/2024 (A)(F)	425,000	415,438
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 01/31/2022 (A)(F)	1,045,000	1,006,370
		1,421,808
TOTAL CAPITAL PREFERRED SECURITIES (Cost $1,389,677)		$1,421,808
MUNICIPAL BONDS – 0.7%
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	1,000,000	1,074,864
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	231,000	230,988
Active Bond Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	$393,000	$435,709
4.131%, 06/15/2042	40,000	44,791
Sales Tax Securitization Corp. (Illinois) 4.637%, 01/01/2040	465,000	559,373
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	586,000	584,536
State of Connecticut, GO 2.677%, 07/01/2030	250,000	262,068
The School District of Philadelphia (Pennsylvania), GO
5.995%, 09/01/2030	315,000	393,336
6.765%, 06/01/2040	1,010,000	1,410,820
TOTAL MUNICIPAL BONDS (Cost $4,623,167)		$4,996,485
TERM LOANS (G) – 0.2%
Communication services – 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027	93,000	93,077
Consumer discretionary – 0.1%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 4.000%, 10/18/2028	392,000	388,080
Health care – 0.0%
TTF Holdings LLC, Term Loan 03/31/2028 TBD (H)	41,888	41,888
Industrials – 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028	578,281	577,124
Information technology – 0.0%
MKS Instruments, Inc., 2021 USD Tem Loan 10/21/2028 TBD (H)	281,000	280,227
Materials – 0.0%
Mauser Packaging Solutions Holding Company, 2017 Term Loan B 04/03/2024 TBD (H)	163,572	161,234
TOTAL TERM LOANS (Cost $1,543,345)		$1,541,630
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.7%
Commercial and residential – 5.6%
Angel Oak Mortgage Trust LLC
Series 2021-2, Class A1, 0.985%, 04/25/2066 (D)(I)	182,135	180,015
Series 2021-4, Class A1, 1.035%, 01/20/2065 (D)(I)	385,332	380,238
Series 2021-5, Class A1, 0.951%, 07/25/2066 (D)(I)	455,918	449,486
Arbor Multifamily Mortgage Securities Trust Series 2020-MF1, Class XA IO 0.966%, 05/15/2053 (D)	4,342,965	290,312
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (D)(I)	294,708	293,004
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM 3.719%, 11/05/2032 (D)(I)	231,000	215,722
BAMLL Re-REMIC Trust Series 2014-FRR4, Class BK23 2.431%, 09/27/2022 (D)(J)	500,000	491,075

The accompanying notes are an integral part of the financial statements.	13

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BANK
Series 2019-BN20, Class ASB, 2.933%, 09/15/2062	$400,000	$421,501
Series 2021-BN34, Class XA IO, 0.979%, 06/15/2063	12,774,105	932,345
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	206,000	210,924
BBCMS Trust
Series 2015-MSQ, Class D, 3.990%, 09/15/2032 (D)(I)	140,000	140,419
Series 2015-SRCH, Class D, 4.957%, 08/10/2035 (D)(I)	264,000	287,630
Bear Stearns Asset Backed Securities Trust Series 2003-AC4, Class A 5.500%, 09/25/2033	314,999	322,966
Benchmark Mortgage Trust
Series 2019-B12, Class A2, 3.001%, 08/15/2052	410,000	422,221
Series 2019-B15, Class XA IO, 0.824%, 12/15/2072	9,909,944	517,126
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (D)(I)	176,491	175,087
BWAY Mortgage Trust Series 2015-1740, Class XA IO 0.896%, 01/10/2035 (D)	3,705,000	1,679
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.431%, 03/15/2037 (A)(D)	330,052	328,701
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.040%, 10/15/2037 (A)(D)	371,737	371,737
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 0.960%, 11/15/2026 (A)(D)	243,000	242,657
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.210%, 09/15/2036 (A)(D)	393,000	390,563
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%), 1.860%, 12/15/2037 (A)(D)	121,000	120,889
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%), 2.660%, 12/15/2037 (A)(D)	192,000	191,576
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	800,000	860,896
CFCRE Commercial Mortgage Trust Series 2017-C8, Class C 4.905%, 06/15/2050 (I)	500,000	529,034
CHL Mortgage Pass-Through Trust Series 2004-HYB2, Class 4A 2.421%, 07/20/2034 (I)	471,611	478,233
Citigroup Commercial Mortgage Trust
Series 2018-C5, Class A3, 3.963%, 06/10/2051	551,837	591,521
Series 2018-C5, Class XA IO, 0.536%, 06/10/2051	15,299,674	556,403
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust (continued)
Series 2019-C7, Class XA IO, 0.874%, 12/15/2072	$15,885,906	$923,800
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (D)	310,000	321,363
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (D)	162,000	169,849
Cold Storage Trust Series 2020-ICE5, Class D (1 month LIBOR + 2.100%) 2.210%, 11/15/2037 (A)(D)	491,495	490,768
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(I)	341,460	336,624
Series 2021-3, Class A1, 0.956%, 09/27/2066 (D)(I)	463,117	455,764
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (D)(I)	396,150	390,737
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (D)(I)	599,119	590,234
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (D)	1,400,000	1,435,080
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO, 1.609%, 08/15/2045	8,833,293	14,299
Series 2012-CR3, Class XA IO, 1.832%, 10/15/2045	8,836,276	53,385
Series 2013-CR8, Class A5, 3.612%, 06/10/2046 (I)	400,000	411,663
Series 2013-CR8, Class AM, 3.791%, 06/10/2046 (D)(I)	1,000,000	1,031,021
Series 2014-CR15, Class C, 4.691%, 02/10/2047 (I)	800,000	838,531
Series 2014-CR15, Class XA IO, 0.653%, 02/10/2047	4,749,162	61,434
Series 2014-CR16, Class C, 4.919%, 04/10/2047 (I)	400,000	414,217
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,065,826
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO 0.439%, 05/10/2051	5,012,535	126,008
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class XA IO, 1.759%, 12/10/2044 (D)	1,169,385	12
Series 2013-300P, Class D, 4.394%, 08/10/2030 (D)(I)	307,000	309,476
Series 2013-300P, Class E, 4.394%, 08/10/2030 (D)(I)	700,000	698,674
Series 2017-PANW, Class A, 3.244%, 10/10/2029 (D)	89,000	90,733
Series 2020-CBM, Class A2, 2.896%, 02/10/2037 (D)	279,000	281,930

The accompanying notes are an integral part of the financial statements.	14

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Deutsche Bank AG/UBS AG) Series 2014-UBS2, Class XA IO 1.117%, 03/10/2047	$3,473,651	$67,147
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.710%, 05/15/2036 (A)(D)	460,000	458,269
Series 2020-NET, Class A, 2.257%, 08/15/2037 (D)	106,000	106,841
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (D)(I)	309,663	306,567
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (D)(I)	249,601	245,399
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (D)(I)	242,894	238,863
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (D)(I)	397,883	393,213
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763%, 09/15/2052	425,000	441,142
Series 2019-C18, Class E, 2.500%, 12/15/2052 (D)	265,000	228,703
DSLA Mortgage Loan Trust Series 2004-AR3, Class 2A2B (1 month LIBOR + 0.900%) 1.004%, 07/19/2044 (A)	366,362	350,151
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (D)(I)	145,429	144,113
Series 2021-2, Class A1, 0.931%, 06/25/2066 (D)(I)	271,187	266,002
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (D)(I)	520,445	520,763
FREMF Mortgage Trust
Series 2016-K54, Class C, 4.051%, 04/25/2048 (D)(I)	290,000	304,641
Series 2016-K56, Class B, 3.941%, 06/25/2049 (D)(I)	1,085,000	1,166,763
Series 2017-K67, Class B, 3.945%, 09/25/2049 (D)(I)	485,000	523,571
Series 2018-K730, Class B, 3.796%, 02/25/2050 (D)(I)	300,000	315,322
Series 2019-KF69, Class B (1 month LIBOR + 2.300%), 2.394%, 08/25/2029 (A)(D)	207,490	208,961
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (D)(I)	275,906	273,111
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (D)(I)	212,638	211,290
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (D)(I)	351,736	348,123
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.285%, 02/10/2046 (D)(I)	859,800	874,976
Series 2015-590M, Class C, 3.805%, 10/10/2035 (D)(I)	150,000	154,503
Series 2017-485L, Class C, 3.982%, 02/10/2037 (D)(I)	85,000	88,197
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (D)	$256,000	$261,423
GS Mortgage-Backed Securities Trust Series 2021-NQM1, Class A1 1.017%, 07/25/2061 (D)(I)	180,549	178,933
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (D)	8,683,248	90,621
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	9,236,768	123,075
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (D)	9,243,817	130,990
Hilton Orlando Trust Series 2018-ORL, Class B (1 month LIBOR + 1.200%) 1.310%, 12/15/2034 (A)(D)	1,000,000	993,090
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (D)(I)	213,650	210,509
IMT Trust
Series 2017-APTS, Class AFX, 3.478%, 06/15/2034 (D)	107,000	111,036
Series 2017-APTS, Class CFX, 3.497%, 06/15/2034 (D)(I)	123,000	125,770
Irvine Core Office Trust
Series 2013-IRV, Class A2, 3.173%, 05/15/2048 (D)(I)	255,000	261,241
Series 2013-IRV, Class XA IO, 1.105%, 05/15/2048 (D)	3,541,991	25,940
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO 0.380%, 08/15/2046	4,423,679	21,949
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO, 1.431%, 07/05/2032 (D)	9,613,177	35,217
Series 2020-NNN, Class AFX, 2.812%, 01/16/2037 (D)	258,000	262,606
KNDL Mortgage Trust Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) 1.460%, 05/15/2036 (A)(D)	187,000	186,416
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.810%, 03/15/2038 (A)(D)	346,000	345,248
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.510%, 03/15/2038 (A)(D)	270,000	267,289
Series 2021-BMR, Class E (1 month LIBOR + 1.750%), 1.860%, 03/15/2038 (A)(D)	1,000,000	989,963
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 2.620%, 04/21/2034 (I)	71,791	72,074
Series 2004-8, Class 5A1, 2.276%, 08/25/2034 (I)	85,362	85,926
MASTR Alternative Loan Trust Series 2004-4, Class 8A1 6.500%, 05/25/2034	193,282	202,268

The accompanying notes are an integral part of the financial statements.	15

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-A, Class A1 (1 month LIBOR + 0.460%) 0.562%, 03/25/2030 (A)	$15,869	$15,405
Merrill Lynch Mortgage Trust Series 2008-C1, Class X IO 0.000%, 02/12/2051 (D)	2,636,866	26
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (D)(I)	164,832	163,953
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (D)(I)	229,510	228,180
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO, 1.336%, 08/15/2045 (D)	8,374,109	20,660
Series 2012-C6, Class XA IO, 1.583%, 11/15/2045 (D)	5,244,503	19,644
Series 2013-C7, Class XA IO, 1.279%, 02/15/2046	9,665,812	87,032
Series 2014-C17, Class XA IO, 1.055%, 08/15/2047	9,663,646	172,066
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%), 1.510%, 11/15/2034 (A)(D)	298,000	297,532
Series 2019-L3, Class XA IO, 0.641%, 11/15/2052	21,416,565	935,593
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D, 3.790%, 11/15/2032 (D)(I)	135,000	135,704
Series 2018-ALXA, Class C, 4.316%, 01/15/2043 (D)(I)	98,000	102,615
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (D)(I)	161,707	162,117
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (D)(I)	377,805	374,606
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (D)(I)	430,019	424,217
One Market Plaza Trust Series 2017-1MKT, Class D 4.146%, 02/10/2032 (D)	90,000	89,873
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (D)(I)	462,374	455,966
Sequoia Mortgage Trust Series 2005-3, Class A1 (1 month LIBOR + 0.400%) 0.504%, 05/20/2035 (A)	36,738	35,592
SLG Office Trust Series 2021-OVA, Class D 2.851%, 07/15/2041 (D)	352,000	342,029
Starwood Mortgage Residential Trust Series 2020-3, Class A1 1.486%, 04/25/2065 (D)(I)	129,916	129,948
Structured Asset Securities Corp. Series 1998-RF2, Class A 4.739%, 07/15/2027 (D)(I)	39,928	39,766
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO 1.268%, 05/10/2063 (D)	$5,675,102	$13,756
Velocity Commercial Capital Loan Trust Series 2018-2, Class M1 4.260%, 10/26/2048 (D)(I)	252,193	261,307
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	134,626	134,040
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(I)	376,149	371,790
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(I)	192,354	188,541
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(I)	338,834	332,702
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(I)	230,215	229,073
Washington Mutual Mortgage Pass Through Certificates Series 2005-1, Class 6A1 6.500%, 03/25/2035	187,425	189,678
Wells Fargo Commercial Mortgage Trust Series 2019-C54, Class A3 2.892%, 12/15/2052	500,000	521,033
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO, 1.483%, 12/15/2045 (D)	5,397,131	49,814
Series 2012-C9, Class XA IO, 1.851%, 11/15/2045 (D)	6,403,956	45,581
		40,693,442
U.S. Government Agency – 2.1%
Federal Home Loan Mortgage Corp.
Series 2021-HQA3, Class M2 (SOFR + 2.100%), 2.150%, 09/25/2041 (A)(D)	1,000,000	999,376
Series 290, Class IO, 3.500%, 11/15/2032	930,871	103,379
Series 3387, Class SB IO, 6.310%, 11/15/2037	875,425	136,792
Series 3632, Class AP, 3.000%, 02/15/2040	562,974	585,569
Series K018, Class X1 IO, 1.223%, 01/25/2022	298,857	1
Series K021, Class A2, 2.396%, 06/25/2022	973,276	978,691
Series K021, Class X1 IO, 1.376%, 06/25/2022	10,787,643	8,439
Series K022, Class X1 IO, 1.164%, 07/25/2022	2,299,292	9,224
Series K026, Class X1 IO, 0.934%, 11/25/2022	9,628,469	61,772
Series K109, Class X1 IO, 1.582%, 04/25/2030	3,124,210	351,097
Series KS01, Class X1 IO, 1.108%, 01/25/2023	4,374,887	14,568
Series T-41, Class 3A, 4.718%, 07/25/2032 (I)	44,332	48,447
Federal National Mortgage Association
Series 2001-50, Class BA, 7.000%, 10/25/2041	5,613	6,301
Series 2002-W3, Class A5, 7.500%, 11/25/2041	51,691	61,582

The accompanying notes are an integral part of the financial statements.	16

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2010-15, Class KA, 4.000%, 03/25/2039	$9,452	$9,456
Series 2011-41, Class KA, 4.000%, 01/25/2041	113,433	117,559
Series 2011-86, Class NA, 4.000%, 01/25/2041	60,884	61,331
Series 2012-137, Class WI IO, 3.500%, 12/25/2032	894,872	104,059
Series 2012-21, Class PA, 2.000%, 03/25/2041	954,674	969,173
Series 2012-38, Class PA, 2.000%, 09/25/2041	531,484	537,169
Series 2012-M5, Class X IO, 0.481%, 02/25/2022	236,337	2
Series 2015-C01, Class 1M2 (1 month LIBOR + 4.300%), 4.403%, 02/25/2025 (A)	83,518	85,152
Series 2015-C02, Class 2M2 (1 month LIBOR + 4.000%), 4.103%, 05/25/2025 (A)	2,874	2,882
Series 2015-C03, Class 2M2 (1 month LIBOR + 5.000%), 5.103%, 07/25/2025 (A)	14,218	14,265
Series 2016-M12, Class X2 IO, 0.054%, 09/25/2026	32,923,329	212,375
Series 2019-M25, Class X IO, 0.148%, 11/25/2029	34,782,448	582,696
Series 2019-M7, Class X IO, 0.336%, 04/25/2029	14,179,194	498,851
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.103%, 01/25/2040 (A)(D)	262,711	263,370
Series 2021-31, Class IE IO, 3.940%, 03/25/2050	2,594,000	318,130
Series 2021-M8, Class X IO, 0.453%, 11/25/2035	11,883,016	450,755
Government National Mortgage Association
Series 2008-90, Class IO, 2.008%, 12/16/2050	2,071,304	306,278
Series 2010-147, Class SA IO, 6.066%, 05/20/2040	498,478	32,845
Series 2010-85, Class SB IO, 6.493%, 03/16/2040	860,409	110,488
Series 2012-114, Class IO, 0.662%, 01/16/2053	383,743	8,110
Series 2012-120, Class IO, 0.666%, 02/16/2053	4,605,480	96,440
Series 2012-70, Class IO, 0.083%, 08/16/2052	1,023,465	2,108
Series 2015-41, Class IO, 0.319%, 09/16/2056	2,663,634	55,086
Series 2016-162, Class IO, 0.771%, 09/16/2058	4,165,646	178,148
Series 2016-174, Class IO, 0.868%, 11/16/2056	549,649	28,676
Series 2017-109, Class IO, 0.382%, 04/16/2057	788,579	22,597
Series 2017-124, Class IO, 0.670%, 01/16/2059	798,057	34,428
Series 2017-135, Class IO, 0.731%, 10/16/2058	1,075,225	51,614
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-140, Class IO, 0.525%, 02/16/2059	$426,198	$18,198
Series 2017-159, Class IO, 0.469%, 06/16/2059	10,868,645	480,256
Series 2017-169, Class IO, 0.588%, 01/16/2060	1,980,071	88,220
Series 2017-20, Class IO, 0.649%, 12/16/2058	2,360,807	91,293
Series 2017-22, Class IO, 0.721%, 12/16/2057	246,272	11,508
Series 2017-23, Class IO, 0.627%, 05/16/2059	7,301,023	310,671
Series 2017-41, Class IO, 0.617%, 07/16/2058	981,563	38,213
Series 2017-46, Class IO, 0.630%, 11/16/2057	766,198	33,629
Series 2017-50, Class IO, 0.647%, 01/16/2057	10,696,876	469,328
Series 2017-53, Class IO, 0.548%, 11/16/2056	11,273,713	469,020
Series 2017-61, Class IO, 0.779%, 05/16/2059	397,326	19,346
Series 2018-158, Class IO, 0.755%, 05/16/2061	1,929,707	121,041
Series 2018-35, Class IO, 0.544%, 03/16/2060	1,660,196	78,662
Series 2018-43, Class IO, 0.514%, 05/16/2060	1,810,264	81,381
Series 2018-69, Class IO, 0.587%, 04/16/2060	471,473	26,907
Series 2018-81, Class IO, 0.471%, 01/16/2060	307,553	16,877
Series 2018-85, Class IO, 0.526%, 07/16/2060	6,187,098	333,824
Series 2018-9, Class IO, 0.497%, 01/16/2060	2,060,237	93,491
Series 2019-131, Class IO, 0.836%, 07/16/2061	1,445,845	90,612
Series 2020-100, Class IO, 0.838%, 05/16/2062	1,614,000	120,472
Series 2020-108, Class IO, 0.877%, 06/16/2062	3,647,708	266,084
Series 2020-114, Class IO, 0.814%, 09/16/2062	4,111,510	296,340
Series 2020-118, Class IO, 0.908%, 06/16/2062	2,806,109	214,453
Series 2020-119, Class IO, 0.679%, 08/16/2062	1,591,855	104,095
Series 2020-120, Class IO, 0.827%, 05/16/2062	850,481	63,647
Series 2020-137, Class IO, 0.802%, 09/16/2062	4,066,976	284,288
Series 2020-143, Class IB IO, 0.873%, 03/16/2062	4,750,148	341,013
Series 2020-150, Class IO, 0.976%, 12/16/2062	2,413,029	192,613
Series 2020-161, Class IA IO, 0.500%, 08/16/2062	18,173,534	485,084
Series 2020-170, Class IO, 0.877%, 11/16/2062	3,531,375	274,184
Series 2020-28, Class IO, 0.821%, 11/16/2061	5,543,536	388,300

The accompanying notes are an integral part of the financial statements.	17

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2020-92, Class IO, 0.936%, 02/16/2062	$3,593,973	$275,414
Series 2021-11, Class IA IO, 0.250%, 12/16/2062	24,507,191	384,123
Series 2021-3, Class IO, 0.914%, 09/16/2062	4,035,755	315,461
Series 2021-40, Class IO, 0.842%, 02/16/2063	995,639	75,178
		15,472,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,842,283)		$56,165,949
ASSET BACKED SECURITIES – 6.7%
Aegis Asset Backed Securities Trust Series 2004-3, Class M1 (1 month LIBOR + 0.900%) 1.002%, 09/25/2034 (A)	527,227	527,021
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (D)	615,000	605,606
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 6.510%, 08/25/2027 (I)	1	1
AMSR Trust
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (D)	602,000	586,850
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (D)	205,000	204,465
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (D)	529,650	535,487
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (D)	219,300	217,342
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (D)	504,613	514,702
ARL First LLC Series 2012-1A, Class A2 3.810%, 12/15/2042 (D)	900,000	913,649
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	473,000	483,493
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	333,000	340,947
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (D)	264,000	269,910
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (D)	159,572	164,166
Carlyle Global Market Strategies Series 2018-4A, Class C (3 month LIBOR + 2.900%) 3.032%, 01/20/2031 (A)(D)	530,000	523,361
CARS-DB4 LP
Series 2020-1A, Class A1 2.690%, 02/15/2050 (D)	895,202	906,230
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CARS-DB4 LP (continued)
Series 2020-1A, Class A4 3.190%, 02/15/2050 (D)	$997,083	$1,015,620
Series 2020-1A, Class B1 4.170%, 02/15/2050 (D)	381,000	391,290
Centex Home Equity Loan Trust Series 2005-A, Class M4 (1 month LIBOR + 1.200%) 1.302%, 01/25/2035 (A)	156,736	154,897
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (D)	494,310	490,336
Series 2021-1A, Class A1 1.530%, 03/15/2061 (D)	466,821	458,063
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (D)	272,682	270,972
Citibank Credit Card Issuance Trust
Series 2017-A6, Class A6 (1 month LIBOR + 0.770%) 0.879%, 05/14/2029 (A)	565,000	574,057
Series 2017-A7, Class A7 (1 month LIBOR + 0.370%) 0.473%, 08/08/2024 (A)	3,000,000	3,005,168
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (D)	620,384	616,835
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (D)	513,453	501,352
Conseco Finance Corp. Series 1996-10, Class M1 7.240%, 11/15/2028 (I)	10,919	10,955
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5 8.100%, 08/15/2025	5,689	5,526
CoreVest American Finance Trust Series 2019-3, Class A 2.705%, 10/15/2052 (D)	78,603	80,299
Credit-Based Asset Servicing & Securitization LLC Series 2006-MH1, Class B1 6.250%, 10/25/2036 (D)	2,560,000	2,638,238
DataBank Issuer Series 2021-1A, Class A2 2.060%, 02/27/2051 (D)	225,000	220,638
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (D)	191,538	199,913
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (D)	773,000	755,298
Series 2021-1A, Class A2II 2.493%, 11/20/2051 (D)	1,000,000	995,528
Diamond Infrastructure Funding LLC
Series 2021-1A, Class B 2.355%, 04/15/2049 (D)	1,000,000	975,575
Series 2021-1A, Class C 3.475%, 04/15/2049 (D)	104,000	101,372
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (D)	596,750	624,477
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (D)	1,316,385	1,321,926
Driven Brands Funding LLC
Series 2020-2A, Class A2 3.237%, 01/20/2051 (D)	358,293	363,543

The accompanying notes are an integral part of the financial statements.	18

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Driven Brands Funding LLC (continued)
Series 2021-1A, Class A2 2.791%, 10/20/2051 (D)	$433,000	$425,646
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (D)	592,011	580,695
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (D)	703,992	686,281
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (D)	526,529	513,641
Series 2021-SFR1, Class D 2.189%, 08/17/2038 (D)	346,000	339,130
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (D)	672,915	695,196
FOCUS Brands Funding LLC Series 2017-1A, Class A2IB 3.857%, 04/30/2047 (D)	150,195	152,090
Ford Credit Auto Owner Trust Series 2020-1, Class A 2.040%, 08/15/2031 (D)	608,000	618,952
Ford Credit Floorplan Master Owner Trust Series 2020-2, Class A 1.060%, 09/15/2027	561,000	552,361
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	125,000	123,602
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (D)	394,000	395,576
Series 2021-1A, Class A2 2.773%, 04/20/2029 (D)	290,000	287,004
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.660%, 12/26/2028 (D)	160,033	162,213
Series 2018-AA, Class A 3.540%, 02/25/2032 (D)	106,764	109,865
Home Partners of America Trust Series 2021-2, Class A 1.901%, 12/17/2026 (D)	403,004	398,851
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	247,000	242,777
ITE Rail Fund Levered LP Series 2021-3, Class A 2.210%, 06/28/2051 (D)	488,272	486,196
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (D)	264,998	281,643
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (D)	272,938	274,265
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (D)	49,034	49,439
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (D)	180,440	185,517
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (D)	102,056	106,190
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	233,954	236,996
Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (D)	$375,618	$363,763
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (D)	624,860	626,796
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (D)	607,000	595,171
Series 2021-1, Class B1 2.410%, 10/20/2061 (D)	184,000	184,424
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.104%, 07/25/2026 (D)	117,269	116,859
Oxford Finance Funding LLC Series 2019-1A, Class A2 4.459%, 02/15/2027 (D)	195,118	198,950
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (D)	359,000	356,267
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (D)	216,000	209,783
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 4.934%, 08/25/2035	76,148	77,739
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (D)	611,000	631,615
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.865%, 07/30/2051 (D)	464,835	452,341
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (D)	472,133	490,063
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class A 3.200%, 01/20/2036 (D)	63,431	64,851
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (D)	4,910	4,924
Series 2019-B, Class A2A 2.840%, 06/15/2037 (D)	423,799	434,372
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	362,169	359,204
Series 2021-A, Class APT2 1.070%, 01/15/2053 (D)	272,111	264,850
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,500,000	1,487,207
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (D)	412,427	426,215
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (D)	329,175	321,033
Store Master Funding I-VII & XIV Series 2019-1, Class A2 3.650%, 11/20/2049 (D)	287,525	305,061
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (D)	192,584	185,471
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (D)	669,000	655,795
TAL Advantage VII LLC Series 2020-1A, Class B 3.290%, 09/20/2045 (D)	434,375	435,562

The accompanying notes are an integral part of the financial statements.	19

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
TIF Funding II LLC Series 2021-1A, Class A 1.650%, 02/20/2046 (D)	$297,267	$287,917
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.149%, 10/25/2053 (D)(I)	123,000	127,067
Series 2015-2, Class 1M2 3.360%, 11/25/2060 (D)(I)	175,000	179,261
Series 2015-6, Class M2 3.750%, 04/25/2055 (D)(I)	1,000,000	1,029,441
Series 2017-2, Class A1 2.750%, 04/25/2057 (D)(I)	18,447	18,591
Series 2018-1, Class A1 3.000%, 01/25/2058 (D)(I)	72,442	73,356
Series 2018-4, Class A1 3.000%, 06/25/2058 (D)(I)	274,520	280,932
Series 2018-5, Class A1A 3.250%, 07/25/2058 (D)(I)	36,016	36,550
Series 2018-6, Class A1A 3.750%, 03/25/2058 (D)(I)	257,912	262,429
Series 2019-1, Class A1 3.678%, 03/25/2058 (D)(I)	231,516	239,394
Series 2019-4, Class A1 2.900%, 10/25/2059 (D)(I)	261,958	266,998
Series 2020-4, Class A1 1.750%, 10/25/2060 (D)	281,338	280,666
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (D)	1,010,000	1,042,969
Series 2020-1A, Class A 1.350%, 05/25/2033 (D)	346,000	345,058
Tricon American Homes Trust Series 2020-SFR2, Class D 2.281%, 11/17/2039 (D)	500,000	483,642
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	748,963	742,702
Series 2021-1A, Class A 1.860%, 03/20/2046 (D)	411,014	402,397
Vantage Data Centers LLC
Series 2020-1A, Class A2 1.645%, 09/15/2045 (D)	438,000	428,099
Series 2020-2A, Class A2 1.992%, 09/15/2045 (D)	312,000	305,982
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (D)	518,453	513,629
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (D)	149,394	150,832
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (D)	384,070	375,200
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (D)	145,912	141,859
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (D)	534,660	542,725
TOTAL ASSET BACKED SECURITIES (Cost $48,114,568)		$48,275,246
COMMON STOCKS – 0.1%
Energy – 0.0%
Noble Corp. (C)(E)	378	9,378
Active Bond Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.1%
Algonquin Power & Utilities Corp.	8,150	$384,969
Dominion Energy, Inc.	550	55,352
		440,321
TOTAL COMMON STOCKS (Cost $467,552)		$449,699
PREFERRED SECURITIES – 0.1%
Communication services – 0.0%
Telephone & Data Systems, Inc., 6.625%	7,625	209,383
Consumer staples – 0.0%
Ocean Spray Cranberries, Inc., 6.250% (D)	2,216	203,872
Financials – 0.0%
Wells Fargo & Company, 7.500%	55	81,979
Utilities – 0.1%
DTE Energy Company, 6.250%	669	34,346
NextEra Energy, Inc., 5.279%	4,350	250,299
NiSource, Inc., 7.750%	1,800	201,582
The Southern Company, 6.750%	831	44,666
		530,893
TOTAL PREFERRED SECURITIES (Cost $919,935)		$1,026,127
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (C)	1,540	11,627
TOTAL WARRANTS (Cost $2,792)		$11,627
ESCROW CERTIFICATES – 0.0%
LSC Communications, Inc. (C)(D)	$420,000	1,575
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,575
SHORT-TERM INVESTMENTS – 15.7%
Short-term funds – 13.6%
John Hancock Collateral Trust, 0.1697% (K)(L)	365,084	3,651,934
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (K)	94,952,123	94,952,123
		98,604,057
Repurchase agreement – 2.1%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $15,533,000 on 1-3-22, collateralized by $16,005,000 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $15,843,702)	$15,533,000	15,533,000
TOTAL SHORT-TERM INVESTMENTS (Cost $114,137,622)		$114,137,057
Total Investments (Active Bond Trust) (Cost $786,694,511) – 111.1%		$808,275,127
Other assets and liabilities, net – (11.1%)		(80,611,706)
TOTAL NET ASSETS – 100.0%		$727,663,421
Currency Abbreviations
ARS	Argentine Peso
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

The accompanying notes are an integral part of the financial statements.	20

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Active Bond Trust (continued)
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $159,306,712 or 21.9% of the fund's net assets as of 12-31-21.
(E)	All or a portion of this security is on loan as of 12-31-21.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(J)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(K)	The rate shown is the annualized seven-day yield as of 12-31-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
Core Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.3%
U.S. Government – 37.1%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$24,260,000	$21,226,094
1.375%, 11/15/2040 to 08/15/2050	22,203,000	20,052,016
1.625%, 11/15/2050	5,045,000	4,700,324
1.750%, 08/15/2041	17,321,000	16,793,251
1.875%, 02/15/2041 to 11/15/2051	10,312,000	10,214,948
2.000%, 11/15/2041 to 08/15/2051	16,906,000	17,151,412
2.250%, 05/15/2041	4,789,000	5,029,947
2.500%, 02/15/2045	2,430,000	2,672,336
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	36,086,000	35,919,773
0.250%, 05/15/2024 to 10/31/2025	26,889,000	26,208,605
0.375%, 10/31/2023 to 01/31/2026	46,309,000	45,080,986
0.500%, 02/28/2026 to 08/31/2027	20,999,000	20,265,429
0.750%, 12/31/2023 to 05/31/2026	30,055,000	29,772,135
0.875%, 09/30/2026	2,960,000	2,907,159
1.000%, 12/15/2024	17,288,000	17,306,909
1.250%, 12/31/2026	27,552,000	27,521,865
Core Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.375%, 10/31/2028 to 11/15/2031	$25,460,000	$25,255,307
1.500%, 09/30/2024 to 11/30/2028	14,640,000	14,856,835
1.875%, 02/28/2022	10,979,000	11,009,902
2.000%, 02/15/2022	8,231,000	8,249,653
2.125%, 05/15/2025	7,793,000	8,066,668
		370,261,554
U.S. Government Agency – 21.2%
Federal Home Loan Mortgage Corp.
1.571%, 09/15/2029 (A)	1,881,000	1,665,169
1.648%, 12/14/2029 (A)	1,179,000	1,033,291
2.000%, 12/01/2050	992,449	994,439
2.500%, 01/01/2036	2,641,021	2,763,379
2.817%, (12 month LIBOR + 1.640%), 05/01/2049 (B)	441,137	453,289
3.000%, 12/01/2031 to 01/01/2032	1,754,232	1,843,219
4.000%, 01/01/2035 to 07/01/2049	4,705,546	5,111,367
4.500%, 06/01/2039 to 07/01/2039	98,425	107,899
5.000%, 03/01/2049	1,584,180	1,755,747
Federal National Mortgage Association
1.735%, 11/15/2030 (A)	3,465,000	2,967,925
2.000%, TBA (C)	13,500,000	13,467,516
2.000%, 09/01/2030 to 04/01/2051	3,196,687	3,235,765
2.125%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	385,373	396,985
2.500%, TBA (C)	68,000,000	69,257,990
2.500%, 12/01/2035 to 06/01/2036	14,186,091	14,851,500
2.662%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	1,211,328	1,247,925
3.000%, TBA (C)	6,100,000	6,312,786
3.000%, 01/01/2043 to 07/01/2060	15,336,754	16,212,859
4.000%, 09/01/2033 to 08/01/2059	10,872,542	11,906,129
4.500%, 05/01/2034 to 04/01/2050	10,919,479	12,062,281
5.000%, 07/01/2044 to 11/01/2049	11,213,349	12,519,275
5.500%, 12/01/2048 to 06/01/2049	2,412,912	2,690,023
Government National Mortgage Association
2.500%, TBA (C)	6,500,000	6,662,725
3.000%, 10/20/2051	6,485,012	6,732,200
3.500%, 01/20/2048	660,793	706,483
4.000%, 06/20/2047 to 07/20/2049	6,332,451	6,782,155
4.500%, 08/15/2047 to 05/20/2049	2,023,014	2,176,544
5.000%, 12/20/2039 to 03/20/2049	5,908,203	6,360,830
		212,277,695
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $586,234,243)		$582,539,249
FOREIGN GOVERNMENT OBLIGATIONS – 1.1%
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	917,000	841,485
Italy – 0.1%
Republic of Italy 3.875%, 05/06/2051	991,000	1,058,412
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	816,000	830,713
Mexico – 0.4%
Government of Mexico
3.750%, 04/19/2071	888,000	798,312
4.280%, 08/14/2041	1,346,000	1,394,793
4.500%, 04/22/2029	1,150,000	1,279,559

The accompanying notes are an integral part of the financial statements.	21

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
4.750%, 03/08/2044	$382,000	$415,906
		3,888,570
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (D)	233,000	261,543
5.400%, 03/30/2050 (D)	545,000	621,981
		883,524
Peru – 0.3%
Republic of Peru
2.392%, 01/23/2026	651,000	660,772
2.783%, 01/23/2031	1,231,000	1,224,857
3.000%, 01/15/2034	1,094,000	1,089,624
3.600%, 01/15/2072	689,000	671,775
		3,647,028
United Arab Emirates – 0.0%
Republic of United Arab Emirates 3.000%, 09/15/2051	214,000	214,054
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $11,376,252)		$11,363,786
CORPORATE BONDS – 31.4%
Communication services – 2.5%
AT&T, Inc.
2.250%, 02/01/2032	257,000	248,345
3.100%, 02/01/2043	158,000	153,598
3.500%, 06/01/2041 to 09/15/2053	1,668,000	1,689,114
3.550%, 09/15/2055	327,000	328,187
3.650%, 06/01/2051 to 09/15/2059	906,000	921,424
3.800%, 12/01/2057	597,000	621,514
Charter Communications Operating LLC
2.250%, 01/15/2029	1,394,000	1,360,122
3.500%, 06/01/2041 to 03/01/2042	1,172,000	1,138,813
3.700%, 04/01/2051	164,000	158,553
3.900%, 06/01/2052	498,000	499,378
4.400%, 12/01/2061 (E)	474,000	490,356
4.464%, 07/23/2022	298,000	302,399
4.800%, 03/01/2050	612,000	685,216
Comcast Corp.
2.887%, 11/01/2051 (D)	465,000	450,113
3.750%, 04/01/2040	380,000	425,420
Discovery Communications LLC 4.000%, 09/15/2055	138,000	145,793
Netflix, Inc.
3.625%, 06/15/2025 (D)	556,000	585,913
5.875%, 11/15/2028	597,000	717,893
T-Mobile USA, Inc.
2.250%, 02/15/2026	607,000	608,518
2.250%, 02/15/2026 (D)	3,084,000	3,091,710
2.875%, 02/15/2031	213,000	210,359
3.375%, 04/15/2029	1,335,000	1,360,285
3.375%, 04/15/2029 (D)	1,557,000	1,586,490
3.400%, 10/15/2052 (D)	679,000	675,867
3.500%, 04/15/2031 (D)	1,150,000	1,196,437
Verizon Communications, Inc.
1.680%, 10/30/2030	625,000	593,832
2.355%, 03/15/2032 (D)	623,000	613,853
2.550%, 03/21/2031	298,000	300,656
2.650%, 11/20/2040	1,308,000	1,242,884
2.875%, 11/20/2050	252,000	239,120
3.400%, 03/22/2041	629,000	658,527
3.700%, 03/22/2061	457,000	495,487
4.329%, 09/21/2028	217,000	246,502
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
ViacomCBS, Inc.
4.950%, 01/15/2031	$174,000	$207,279
4.950%, 05/19/2050 (E)	303,000	386,248
		24,636,205
Consumer discretionary – 2.2%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	1,247,000	1,360,070
Amazon.com, Inc.
1.000%, 05/12/2026	2,125,000	2,104,356
1.650%, 05/12/2028	959,000	960,581
2.100%, 05/12/2031 (E)	1,495,000	1,515,345
2.700%, 06/03/2060	145,000	139,723
3.100%, 05/12/2051	757,000	808,190
3.250%, 05/12/2061	323,000	347,692
AutoNation, Inc. 4.750%, 06/01/2030	314,000	358,680
Ford Motor Company 4.750%, 01/15/2043	255,000	281,456
Ford Motor Credit Company LLC
2.700%, 08/10/2026	1,459,000	1,471,766
3.625%, 06/17/2031	1,070,000	1,126,373
4.000%, 11/13/2030	480,000	516,384
4.063%, 11/01/2024	253,000	266,199
Hyundai Capital America
0.800%, 01/08/2024 (D)	829,000	817,002
1.250%, 09/18/2023 (D)	486,000	485,596
1.300%, 01/08/2026 (D)	970,000	942,255
1.800%, 10/15/2025 (D)	777,000	772,798
2.000%, 06/15/2028 (D)	472,000	460,162
Marriott International, Inc.
2.850%, 04/15/2031	768,000	765,650
3.500%, 10/15/2032	469,000	491,162
4.625%, 06/15/2030	1,109,000	1,247,564
5.750%, 05/01/2025	192,000	216,123
Sodexo, Inc. 1.634%, 04/16/2026 (D)	869,000	860,832
Starbucks Corp.
1.300%, 05/07/2022	397,000	398,301
3.500%, 11/15/2050	621,000	668,694
Tapestry, Inc. 3.050%, 03/15/2032	864,000	869,076
The Home Depot, Inc.
2.375%, 03/15/2051	498,000	457,477
3.125%, 12/15/2049	605,000	637,597
3.300%, 04/15/2040	129,000	139,859
Yale University
0.873%, 04/15/2025	153,000	151,439
1.482%, 04/15/2030	477,000	465,538
		22,103,940
Consumer staples – 1.3%
Altria Group, Inc.
2.350%, 05/06/2025	135,000	138,169
2.450%, 02/04/2032	368,000	349,385
3.400%, 02/04/2041	736,000	678,913
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	881,000	1,063,200
4.900%, 02/01/2046	791,000	999,772
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030	312,000	341,968
3.750%, 07/15/2042	285,000	310,652
4.375%, 04/15/2038	926,000	1,084,398
Bacardi, Ltd.
4.700%, 05/15/2028 (D)	333,000	376,617
5.300%, 05/15/2048 (D)	637,000	830,966

The accompanying notes are an integral part of the financial statements.	22

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp.
2.259%, 03/25/2028	$167,000	$162,731
2.726%, 03/25/2031	1,459,000	1,415,845
4.390%, 08/15/2037	167,000	175,959
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	543,000	541,040
2.750%, 05/14/2031	1,161,000	1,178,279
3.750%, 09/25/2027	1,576,000	1,709,708
Molson Coors Beverage Company 4.200%, 07/15/2046	1,083,000	1,200,455
Sysco Corp. 3.150%, 12/14/2051	316,000	311,032
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	186,000	183,221
Walmart, Inc. 2.500%, 09/22/2041	250,000	252,056
		13,304,366
Energy – 1.7%
Aker BP ASA 4.000%, 01/15/2031 (D)	454,000	490,892
BP Capital Markets America, Inc.
2.772%, 11/10/2050	469,000	441,796
3.379%, 02/08/2061	729,000	748,937
Devon Energy Corp.
4.750%, 05/15/2042	164,000	189,884
5.000%, 06/15/2045	577,000	697,432
Diamondback Energy, Inc. 4.400%, 03/24/2051	266,000	304,892
Enable Midstream Partners LP
4.150%, 09/15/2029 (E)	366,000	391,542
4.400%, 03/15/2027	618,000	666,850
4.950%, 05/15/2028	1,048,000	1,162,342
5.000%, 05/15/2044	139,000	149,344
Energy Transfer LP
5.150%, 03/15/2045	315,000	355,973
5.300%, 04/15/2047	821,000	951,347
5.350%, 05/15/2045	239,000	274,477
6.000%, 06/15/2048	127,000	157,776
6.050%, 06/01/2041	145,000	177,416
6.100%, 02/15/2042	163,000	198,840
6.125%, 12/15/2045	279,000	347,041
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	953,205	954,226
2.160%, 03/31/2034 (D)	734,000	719,408
2.625%, 03/31/2036 (D)	459,000	448,439
2.940%, 09/30/2040 (D)	271,000	269,703
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	1,113,000	1,105,201
3.100%, 07/15/2031 (D)	2,101,000	2,115,978
Marathon Oil Corp. 5.200%, 06/01/2045	201,000	240,539
Oleoducto Central SA 4.000%, 07/14/2027 (D)	246,000	244,647
Petroleos del Peru SA 5.625%, 06/19/2047 (D)	463,000	458,435
Petroleos Mexicanos
2.378%, 04/15/2025	481,250	492,076
2.460%, 12/15/2025	1,296,400	1,331,773
Pioneer Natural Resources Company 1.900%, 08/15/2030	835,000	793,034
		16,880,240
Financials – 10.5%
Alleghany Corp. 3.250%, 08/15/2051	472,000	465,007
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc.
3.400%, 06/30/2030	$305,000	$329,816
4.375%, 06/30/2050	168,000	209,415
Ares Capital Corp. 3.200%, 11/15/2031	970,000	953,687
ASB Bank, Ltd. 2.375%, 10/22/2031 (D)	783,000	778,280
Athene Global Funding
1.730%, 10/02/2026 (D)	935,000	917,689
1.985%, 08/19/2028 (D)	779,000	756,950
2.500%, 03/24/2028 (D)	1,091,000	1,097,172
2.646%, 10/04/2031 (D)	1,029,000	1,015,251
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	638,000	620,074
Banco de Chile 2.990%, 12/09/2031 (D)	484,000	477,108
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	800,000	785,442
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	800,000	800,752
Bank of America Corp. 3.500%, 04/19/2026	159,000	171,273
Bank of America Corp. (0.523% to 6-14-23, then SOFR + 0.410%) 06/14/2024	854,000	848,333
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	701,000	687,010
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	417,000	412,571
Bank of America Corp. (1.530% to 12-6-24, then SOFR + 0.650%) 12/06/2025	2,216,000	2,219,612
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	3,143,000	3,120,931
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,003,000	2,981,130
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	620,000	593,387
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	523,000	500,750
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	878,000	880,238
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	1,007,000	1,017,246
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	2,388,000	2,423,405
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	1,239,000	1,264,610
Bank of America Corp. (3.483% to 3-13-51, then SOFR + 1.650%) 03/13/2052	309,000	340,968

The accompanying notes are an integral part of the financial statements.	23

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	$771,000	$824,470
Barclays PLC (2.279% to 11-24-26, then 1 Year CMT + 1.050%) 11/24/2027	1,552,000	1,554,767
Barclays PLC (2.894% to 11-24-31, then 1 Year CMT + 1.300%) 11/24/2032	483,000	486,422
Barclays PLC (3.330% to 11-24-41, then 1 Year CMT + 1.300%) 11/24/2042	352,000	358,202
BlackRock, Inc. 2.100%, 02/25/2032	621,000	616,136
Blackstone Holdings Finance Company LLC 2.850%, 08/05/2051 (D)	92,000	89,546
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	800,000	799,383
2.625%, 12/15/2026 (D)	2,685,000	2,617,756
3.250%, 03/15/2027 (D)	1,118,000	1,129,548
Blackstone Secured Lending Fund 2.850%, 09/30/2028 (D)	808,000	787,706
Blue Owl Finance LLC 4.125%, 10/07/2051 (D)	134,000	134,255
Brighthouse Financial Global Funding 1.200%, 12/15/2023 (D)	1,239,000	1,241,094
Brighthouse Financial, Inc. 3.850%, 12/22/2051	310,000	305,757
CNO Global Funding 1.750%, 10/07/2026 (D)	975,000	963,201
Cooperatieve Rabobank UA (1.980% to 12-15-26, then 1 Year CMT + 0.730%) 12/15/2027 (D)	1,245,000	1,245,336
Credit Suisse AG 1.250%, 08/07/2026	1,413,000	1,377,439
Enstar Group, Ltd. 3.100%, 09/01/2031	785,000	769,468
F&G Global Funding 2.000%, 09/20/2028 (D)	1,242,000	1,207,471
GA Global Funding Trust
0.800%, 09/13/2024 (D)	1,106,000	1,084,606
1.950%, 09/15/2028 (D)	1,483,000	1,441,116
GE Capital International Funding Company 4.418%, 11/15/2035	756,000	902,180
Golub Capital BDC, Inc. 2.500%, 08/24/2026	324,000	318,419
Jackson Financial, Inc.
3.125%, 11/23/2031 (D)	800,000	804,210
4.000%, 11/23/2051 (D)(E)	401,000	404,222
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	3,121,000	3,020,664
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	1,740,000	1,695,121
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	1,552,000	1,521,312
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	5,179,000	5,184,524
JPMorgan Chase & Co. (2.069% to 6-1-28, then SOFR + 1.015%) 06/01/2029	1,556,000	1,543,016
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	$1,365,000	$1,385,432
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	956,000	963,796
JPMorgan Chase & Co. (2.301% to 10-15-24, then SOFR + 1.160%) 10/15/2025	194,000	198,405
KKR Group Finance Company X LLC 3.250%, 12/15/2051 (D)	418,000	416,550
Macquarie Group, Ltd. (1.935% to 4-14-27, then SOFR + 0.995%) 04/14/2028 (D)	1,196,000	1,176,431
Macquarie Group, Ltd. (2.871% to 1-14-32, then SOFR + 1.532%) 01/14/2033 (D)	929,000	926,190
Macquarie Group, Ltd.(1.201% to 10-14-24, then SOFR + 0.694%) 10/14/2025 (D)	1,411,000	1,398,603
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025 (E)	1,907,000	1,883,606
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	1,885,000	1,851,437
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	1,567,000	1,546,525
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	1,037,000	1,022,470
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	641,000	641,792
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	3,253,000	3,210,487
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	4,358,000	4,313,849
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	618,000	609,210
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	1,588,000	1,540,258
Morgan Stanley (1.164% to 10-21-24, then SOFR + 0.560%) 10/21/2025	2,345,000	2,326,477
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	1,214,000	1,194,867
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	926,000	905,697
Owl Rock Capital Corp.
2.875%, 06/11/2028	327,000	320,976
3.400%, 07/15/2026	1,336,000	1,357,462
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	1,064,000	1,040,329
Pricoa Global Funding I 1.200%, 09/01/2026 (D)	138,000	135,111
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,080,000	1,140,969
Stewart Information Services Corp. 3.600%, 11/15/2031	420,000	425,278
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	1,264,000	1,233,737
1.902%, 09/17/2028	1,965,000	1,926,346

The accompanying notes are an integral part of the financial statements.	24

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	$1,562,000	$1,548,892
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	3,126,000	3,112,553
The Goldman Sachs Group, Inc. (1.948% to 10-21-26, then SOFR + 0.913%) 10/21/2027	773,000	769,599
The Goldman Sachs Group, Inc.(2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	539,000	542,372
The Toronto-Dominion Bank 1.250%, 09/10/2026	783,000	769,264
Trust Fibra Uno
5.250%, 01/30/2026 (D)	503,000	550,790
6.390%, 01/15/2050 (D)	356,000	415,630
Westpac Banking Corp.
1.953%, 11/20/2028	1,252,000	1,246,990
3.133%, 11/18/2041	157,000	155,602
Westpac Banking Corp.(3.020% to 11-18-31, then 5 Year CMT + 1.530%) 11/18/2036	157,000	155,132
		105,454,568
Health care – 3.0%
AbbVie, Inc.
2.300%, 11/21/2022	973,000	986,586
3.200%, 11/21/2029	927,000	991,141
4.050%, 11/21/2039	525,000	602,348
4.250%, 11/21/2049	495,000	595,075
4.300%, 05/14/2036	226,000	266,413
4.450%, 05/14/2046	229,000	276,937
Amgen, Inc.
1.650%, 08/15/2028	1,255,000	1,229,837
3.000%, 01/15/2052	346,000	335,722
Astrazeneca Finance LLC 1.750%, 05/28/2028 (E)	1,099,000	1,092,607
AstraZeneca PLC
2.125%, 08/06/2050	157,000	139,269
3.000%, 05/28/2051 (E)	71,000	74,412
Bristol-Myers Squibb Company 2.550%, 11/13/2050	503,000	475,823
Centene Corp.
2.450%, 07/15/2028	1,696,000	1,670,560
2.500%, 03/01/2031	103,000	100,272
3.000%, 10/15/2030	343,000	348,663
CVS Health Corp.
3.000%, 08/15/2026	336,000	354,788
4.300%, 03/25/2028	244,000	273,814
4.780%, 03/25/2038	491,000	597,669
Danaher Corp.
2.600%, 10/01/2050	371,000	353,638
2.800%, 12/10/2051	248,000	244,554
DH Europe Finance II Sarl
2.050%, 11/15/2022	497,000	503,371
2.200%, 11/15/2024	854,000	872,679
Gilead Sciences, Inc.
2.600%, 10/01/2040	540,000	520,215
2.800%, 10/01/2050	357,000	346,092
4.000%, 09/01/2036	279,000	320,903
HCA, Inc.
3.500%, 09/01/2030	781,000	825,419
5.375%, 02/01/2025	2,246,000	2,468,354
5.875%, 02/01/2029	282,000	336,017
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Humana, Inc. 1.350%, 02/03/2027	$572,000	$556,200
Pfizer, Inc.
2.550%, 05/28/2040	1,083,000	1,080,499
2.800%, 03/11/2022	300,000	301,351
Roche Holdings, Inc.
2.076%, 12/13/2031 (D)	1,205,000	1,201,438
2.607%, 12/13/2051 (D)	401,000	393,784
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	648,000	666,454
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	1,388,000	1,518,862
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	1,231,000	1,205,459
3.025%, 07/09/2040	354,000	360,223
3.175%, 07/09/2050	363,000	365,904
4.400%, 11/26/2023	578,000	611,579
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	1,250,000	1,248,613
1.750%, 10/15/2028	592,000	588,132
2.000%, 10/15/2031	527,000	519,243
2.800%, 10/15/2041	250,000	252,901
UnitedHealth Group, Inc.
2.300%, 05/15/2031	348,000	354,061
2.750%, 05/15/2040	239,000	242,628
2.900%, 05/15/2050	554,000	564,330
3.050%, 05/15/2041	163,000	170,599
3.250%, 05/15/2051	524,000	566,879
		29,972,317
Industrials – 2.6%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	276,360	266,340
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (D)	583,000	604,930
AerCap Ireland Capital DAC
1.150%, 10/29/2023	2,506,000	2,495,148
1.650%, 10/29/2024	1,631,000	1,628,042
1.750%, 10/29/2024	2,036,000	2,031,039
Canadian Pacific Railway Company
1.350%, 12/02/2024	2,316,000	2,318,783
1.750%, 12/02/2026	772,000	774,786
2.450%, 12/02/2031	617,000	629,080
3.000%, 12/02/2041	249,000	254,620
3.100%, 12/02/2051	401,000	412,357
Crowley Conro LLC 4.181%, 08/15/2043	498,526	578,590
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	1,265,000	1,329,530
4.750%, 10/20/2028 (D)	1,836,000	2,004,878
Howmet Aerospace, Inc. 3.000%, 01/15/2029	922,000	923,240
John Deere Capital Corp.
0.550%, 07/05/2022	954,000	954,579
1.200%, 04/06/2023	735,000	740,534
Northrop Grumman Corp. 3.250%, 08/01/2023 to 01/15/2028	1,473,000	1,543,742
Quanta Services, Inc. 0.950%, 10/01/2024	756,000	747,797
The Boeing Company
2.196%, 02/04/2026	1,180,000	1,179,719
3.250%, 02/01/2028 to 02/01/2035	1,051,000	1,082,011
3.625%, 02/01/2031	672,000	716,611

The accompanying notes are an integral part of the financial statements.	25

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company (continued)
3.750%, 02/01/2050	$683,000	$709,868
5.150%, 05/01/2030	312,000	363,512
5.705%, 05/01/2040	189,000	242,753
5.805%, 05/01/2050	210,000	284,366
Union Pacific Corp.
2.150%, 02/05/2027	493,000	505,471
2.400%, 02/05/2030	611,000	622,653
		25,944,979
Information technology – 2.8%
Analog Devices, Inc.
1.700%, 10/01/2028	468,000	466,551
2.100%, 10/01/2031	623,000	624,292
Apple, Inc.
1.400%, 08/05/2028 (E)	1,247,000	1,221,128
1.700%, 08/05/2031	935,000	912,423
2.375%, 02/08/2041	254,000	246,493
2.550%, 08/20/2060	731,000	686,486
2.650%, 05/11/2050 to 02/08/2051	1,547,000	1,520,964
2.850%, 08/05/2061	622,000	623,225
Broadcom Corp. 3.875%, 01/15/2027	236,000	255,893
Broadcom, Inc.
2.450%, 02/15/2031 (D)	545,000	534,380
3.150%, 11/15/2025	408,000	427,154
3.419%, 04/15/2033 (D)	1,303,000	1,365,937
3.469%, 04/15/2034 (D)	803,000	840,476
4.150%, 11/15/2030	554,000	614,417
Dell International LLC
3.375%, 12/15/2041 (D)	774,000	765,208
3.450%, 12/15/2051 (D)	927,000	890,017
4.900%, 10/01/2026	159,000	179,085
6.100%, 07/15/2027	317,000	378,122
8.350%, 07/15/2046	83,000	137,988
Global Payments, Inc.
1.500%, 11/15/2024	463,000	463,065
2.150%, 01/15/2027	926,000	929,684
2.900%, 11/15/2031	617,000	625,814
HP, Inc. 2.200%, 06/17/2025	1,002,000	1,022,705
Intel Corp.
1.600%, 08/12/2028 (E)	785,000	775,482
2.000%, 08/12/2031	919,000	912,914
2.800%, 08/12/2041	502,000	500,768
3.200%, 08/12/2061	254,000	260,112
KLA Corp. 3.300%, 03/01/2050	363,000	387,852
NXP BV
3.150%, 05/01/2027 (D)	311,000	327,055
3.250%, 05/11/2041 (D)	341,000	352,446
3.875%, 06/18/2026 (D)	1,332,000	1,437,550
Oracle Corp.
2.800%, 04/01/2027	540,000	556,732
3.650%, 03/25/2041	323,000	326,596
3.950%, 03/25/2051	686,000	712,142
Texas Instruments, Inc. 1.125%, 09/15/2026 (E)	312,000	308,985
VMware, Inc.
0.600%, 08/15/2023	1,545,000	1,534,164
1.000%, 08/15/2024	1,083,000	1,072,545
1.400%, 08/15/2026	1,236,000	1,214,718
1.800%, 08/15/2028	680,000	661,745
3.900%, 08/21/2027	125,000	136,088
4.700%, 05/15/2030	626,000	728,575
		27,937,976
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials – 0.7%
Ecolab, Inc.
2.125%, 02/01/2032	$927,000	$919,295
2.700%, 12/15/2051	341,000	334,751
LYB International Finance III LLC
3.375%, 10/01/2040	932,000	970,673
3.625%, 04/01/2051	924,000	977,823
Teck Resources, Ltd.
5.200%, 03/01/2042	368,000	432,836
6.125%, 10/01/2035	319,000	413,551
6.250%, 07/15/2041	358,000	474,812
The Dow Chemical Company 3.600%, 11/15/2050	625,000	676,801
Westlake Chemical Corp.
3.125%, 08/15/2051	1,115,000	1,073,844
3.600%, 08/15/2026	341,000	365,693
		6,640,079
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	680,000	666,130
2.600%, 06/15/2033	156,000	153,002
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	468,000	462,881
Brixmor Operating Partnership LP
2.250%, 04/01/2028	218,000	216,839
2.500%, 08/16/2031	378,000	369,906
Crown Castle International Corp.
1.050%, 07/15/2026	935,000	902,942
2.100%, 04/01/2031	1,726,000	1,651,687
2.500%, 07/15/2031	683,000	677,933
2.900%, 04/01/2041	437,000	424,994
4.000%, 03/01/2027	156,000	169,545
Essex Portfolio LP
1.700%, 03/01/2028	817,000	795,498
2.550%, 06/15/2031	322,000	322,993
Extra Space Storage LP 2.350%, 03/15/2032	280,000	272,184
Federal Realty Investment Trust 3.950%, 01/15/2024	431,000	451,379
GLP Capital LP
3.250%, 01/15/2032	426,000	428,296
5.300%, 01/15/2029	315,000	357,588
Healthpeak Properties, Inc. 2.125%, 12/01/2028 (E)	310,000	310,428
Kilroy Realty LP 2.650%, 11/15/2033	425,000	413,095
Mid-America Apartments LP
3.950%, 03/15/2029	314,000	350,540
4.000%, 11/15/2025	382,000	412,724
4.300%, 10/15/2023	320,000	334,851
Realty Income Corp.
2.200%, 06/15/2028	334,000	337,125
2.850%, 12/15/2032	452,000	469,039
3.400%, 01/15/2028	331,000	356,966
Regency Centers LP 2.950%, 09/15/2029	679,000	704,534
Rexford Industrial Realty LP 2.150%, 09/01/2031	346,000	326,694
Scentre Group Trust 1 3.625%, 01/28/2026 (D)	492,000	525,189
Spirit Realty LP
2.100%, 03/15/2028	621,000	604,420
2.700%, 02/15/2032	186,000	184,033
3.400%, 01/15/2030	376,000	395,429

The accompanying notes are an integral part of the financial statements.	26

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
STORE Capital Corp.
2.700%, 12/01/2031	$217,000	$212,196
2.750%, 11/18/2030	553,000	548,400
4.500%, 03/15/2028	1,177,000	1,300,508
4.625%, 03/15/2029	398,000	445,872
Sun Communities Operating LP 2.300%, 11/01/2028	312,000	311,603
		16,867,443
Utilities – 2.4%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	217,000	219,016
Baltimore Gas and Electric Company 2.250%, 06/15/2031	465,000	465,365
Black Hills Corp. 3.875%, 10/15/2049	280,000	306,253
Comision Federal de Electricidad 3.875%, 07/26/2033 (D)	410,000	402,009
Consumers Energy Company
2.500%, 05/01/2060	264,000	232,732
2.650%, 08/15/2052	343,000	333,639
Dominion Energy, Inc. 1.450%, 04/15/2026	395,000	390,427
DTE Electric Company 2.950%, 03/01/2050	543,000	547,082
DTE Energy Company
1.050%, 06/01/2025	327,000	320,382
2.950%, 03/01/2030	417,000	427,615
Duke Energy Carolinas LLC 2.550%, 04/15/2031	315,000	323,342
Duke Energy Corp.
2.550%, 06/15/2031	1,239,000	1,240,465
3.500%, 06/15/2051	186,000	192,055
Duke Energy Florida LLC 2.400%, 12/15/2031	463,000	468,689
Duke Energy Progress LLC 2.500%, 08/15/2050	468,000	432,283
Entergy Arkansas LLC 2.650%, 06/15/2051	417,000	387,508
Eversource Energy 1.400%, 08/15/2026	472,000	462,544
Florida Power & Light Company 2.875%, 12/04/2051	155,000	157,193
Interstate Power & Light Company
3.100%, 11/30/2051	39,000	38,743
3.500%, 09/30/2049	193,000	206,831
ITC Holdings Corp. 2.700%, 11/15/2022	631,000	640,795
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	510,000	516,835
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	698,000	776,344
MidAmerican Energy Company 2.700%, 08/01/2052	403,000	391,198
Mississippi Power Company
3.100%, 07/30/2051	558,000	550,313
3.950%, 03/30/2028	768,000	841,121
4.250%, 03/15/2042	213,000	244,046
Northern States Power Company 3.200%, 04/01/2052	314,000	332,682
NSTAR Electric Company 3.100%, 06/01/2051	287,000	300,890
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051 (D)	300,000	288,499
Pacific Gas & Electric Company
2.100%, 08/01/2027	601,000	580,231
Core Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
3.950%, 12/01/2047	$732,000	$705,047
4.200%, 06/01/2041	269,000	270,715
4.500%, 07/01/2040	159,000	165,583
4.750%, 02/15/2044	156,000	161,774
4.950%, 07/01/2050	627,000	682,838
PacifiCorp 2.900%, 06/15/2052	401,000	393,504
PECO Energy Company 2.850%, 09/15/2051	561,000	555,527
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	452,000	472,747
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	468,000	467,842
Public Service Company of Colorado 1.875%, 06/15/2031	715,000	695,025
Public Service Company of Oklahoma
2.200%, 08/15/2031	472,000	463,535
3.150%, 08/15/2051	314,000	316,399
Public Service Electric & Gas Company
1.900%, 08/15/2031	623,000	606,198
2.050%, 08/01/2050	129,000	109,024
2.700%, 05/01/2050	314,000	303,181
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	358,000	331,841
2.450%, 11/15/2031	724,000	715,415
Southern California Edison Company 4.125%, 03/01/2048	348,000	390,366
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	491,000	459,805
Southwestern Electric Power Company 3.250%, 11/01/2051	244,000	241,966
The AES Corp. 1.375%, 01/15/2026	672,000	652,147
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	220,000	232,980
Virginia Electric and Power Company 2.450%, 12/15/2050	180,000	165,823
WEC Energy Group, Inc.
0.800%, 03/15/2024	787,000	778,930
1.375%, 10/15/2027	452,000	435,799
		23,791,138
TOTAL CORPORATE BONDS (Cost $312,539,472)		$313,533,251
MUNICIPAL BONDS – 0.4%
Board of Regents of the University of Texas 2.439%, 08/15/2049	285,000	281,733
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	750,000	1,177,317
North Texas Tollway Authority 6.718%, 01/01/2049 (E)	697,000	1,177,682
Port Authority of New York & New Jersey 4.458%, 10/01/2062	571,000	756,845
The Ohio State University 4.800%, 06/01/2111	464,000	701,655
TOTAL MUNICIPAL BONDS (Cost $3,491,229)		$4,095,232

The accompanying notes are an integral part of the financial statements.	27

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.4%
Commercial and residential – 4.7%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	$465,000	$472,079
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(F)	90,068	90,389
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	218,539	219,140
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	174,970	174,730
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	631,878	626,071
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	108,000	115,342
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	214,000	235,064
Series 2021-C12, Class A5, 2.689%, 11/15/2054	624,000	646,837
Benchmark 2021-B31 Mortgage Trust Series 2021-B31, Class A5 2.669%, 12/15/2054	312,000	323,439
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	552,933	556,200
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 0.810%, 09/15/2036 (B)(D)	2,021,000	2,014,105
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 0.799%, 10/15/2038 (B)(D)	999,000	992,802
CD Mortgage Trust Series 2019-CD8, Class A4 2.912%, 08/15/2057	405,000	425,002
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	305,000	319,533
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	793,009	781,778
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	834,943	827,014
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	454,714	457,149
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (F)	15,000	15,586
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	1,838,000	1,924,613
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	1,394,000	1,407,973
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	730,000	751,979
Series 2015-LC21, Class A4, 3.708%, 07/10/2048	304,000	323,165
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	379,000	397,831
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	424,000	446,843
Series 2021-C20, Class A3, 2.805%, 03/15/2054	234,000	243,195
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 0.865%, 10/15/2038 (B)(D)	$787,000	$783,295
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	412,000	429,240
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	971,000	1,014,097
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	703,000	712,197
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	806,000	776,569
Series 2021-GSA3, Class A5, 2.618%, 12/15/2054	779,000	795,749
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	941,426	979,756
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	602,000	618,678
Series 2014-C23, Class A4, 3.670%, 09/15/2047	338,301	352,157
Series 2015-C28, Class A3, 2.912%, 10/15/2048	1,646,379	1,670,530
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	902,000	942,649
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	198,000	207,624
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 1.060%, 11/15/2038 (B)(D)	1,273,000	1,271,468
Mello Warehouse Securitization Trust
Series 2020-2, Class A (1 month LIBOR + 0.800%), 0.902%, 11/25/2053 (B)(D)	982,000	978,305
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.789%, 02/25/2055 (B)(D)	288,000	286,269
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.852%, 04/25/2055 (B)(D)	786,000	783,358
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	445,897	441,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4, 3.176%, 08/15/2045	195,130	195,786
Series 2015-C20, Class A4, 3.249%, 02/15/2048	158,000	165,071
Morgan Stanley Capital Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	576,000	557,408
Series 2021-L6, Class A4, 2.444%, 06/15/2054	201,000	203,106
Series 2021-L7, Class A5, 2.574%, 10/15/2054	774,000	790,528

The accompanying notes are an integral part of the financial statements.	28

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
MSG III Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.842%, 06/25/2054 (B)(D)	$489,000	$488,645
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	238,183	238,925
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.852%, 05/25/2055 (B)(D)	1,888,000	1,883,610
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	427,391	428,742
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	438,107	438,215
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	370,678	368,282
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	435,553	433,921
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	933,996	925,218
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	369,200	370,452
Series 2019-4, Class A1, 2.642%, 11/25/2059 (D)	530,826	535,938
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(F)	288,749	290,148
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(F)	207,234	209,541
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)	546,920	548,215
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(F)	302,988	303,324
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	161,551	160,848
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	539,796	534,435
Series 2021-2, Class A1, 1.031%, 02/25/2066 (D)(F)	1,025,271	1,014,559
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	692,734	684,706
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	757,731	742,710
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,715,446	2,666,303
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(F)	1,086,492	1,083,813
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	786,000	785,529
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	569,453	566,628
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	580,072	578,132
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	420,292	418,104
		46,442,316
U.S. Government Agency – 3.7%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,343,498	1,387,173
Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4205, Class PA, 1.750%, 05/15/2043	$384,737	$389,305
Series 4426, Class QC, 1.750%, 07/15/2037	670,847	678,000
Series 4705, Class A, 4.500%, 09/15/2042	100,903	101,636
Series 4742, Class PA, 3.000%, 10/15/2047	1,379,657	1,409,905
Series 4763, Class CA, 3.000%, 09/15/2038	210,976	220,921
Series 4767, Class KA, 3.000%, 03/15/2048	677,257	709,332
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.460%, 12/15/2048 (B)	111,837	111,214
Series 4880, Class DA, 3.000%, 05/15/2050	861,831	902,351
Series 5091, Class AB, 1.500%, 03/25/2051	1,485,693	1,460,887
Series 5119, Class AB, 1.500%, 08/25/2049	594,223	587,667
Series K136, Class A2, 2.127%, 11/25/2031	784,000	805,595
Federal National Mortgage Association
Series 2012-151, Class NX, 1.500%, 01/25/2043	435,977	431,298
Series 2013-11, Class AP, 1.500%, 01/25/2043	1,542,118	1,535,969
Series 2013-43, Class BP, 1.750%, 05/25/2043	508,180	513,174
Series 2014-73, Class MA, 2.500%, 11/25/2044	306,859	312,716
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,837,281	1,865,210
Series 2016-48, Class MA, 2.000%, 06/25/2038	1,856,919	1,897,870
Series 2016-57, Class PC, 1.750%, 06/25/2046	3,462,282	3,445,407
Series 2017-13, Class PA, 3.000%, 08/25/2046	690,072	712,747
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (F)	320,000	338,782
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,164,822	1,219,170
Series 2018-15, Class AB, 3.000%, 03/25/2048	270,485	283,002
Series 2018-8, Class KL, 2.500%, 03/25/2047	624,940	639,522
Series 2019-15, Class AB, 3.500%, 05/25/2053	1,333,205	1,425,912
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,176,524	1,229,195
Series 2019-35, Class A, 3.000%, 07/25/2049	422,233	433,841
Series 2020-48, Class AB, 2.000%, 07/25/2050	618,780	626,329
Series 2020-48, Class DA, 2.000%, 07/25/2050	1,906,309	1,905,227
Series 2021-27, Class EC, 1.500%, 05/25/2051	2,367,414	2,337,536
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,335,531	1,332,906

The accompanying notes are an integral part of the financial statements.	29

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 414, Class A35, 3.500%, 10/25/2042	$1,463,621	$1,567,131
Government National Mortgage Association
Series 2012-141, Class WA, 4.534%, 11/16/2041 (F)	207,212	227,106
Series 2017-167, Class BQ, 2.500%, 08/20/2044	678,346	691,746
Series 2018-11, Class PC, 2.750%, 12/20/2047	672,644	683,469
Series 2019-132, Class NA, 3.500%, 09/20/2049	460,481	481,994
Series 2019-31, Class JC, 3.500%, 03/20/2049	401,031	423,569
Series 2021-23, Class MG, 1.500%, 02/20/2051	1,601,891	1,577,682
		36,902,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $83,311,484)		$83,344,812
ASSET BACKED SECURITIES – 8.0%
American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/15/2026	3,201,000	3,175,014
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	170,518	170,564
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	678,000	693,040
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	715,000	732,064
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	1,415,000	1,402,124
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.390%, 07/15/2030	1,000,000	983,168
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.753%, 11/26/2046 (B)(D)	435,340	440,282
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	303,190	314,227
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	508,628	523,326
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	727,978	713,516
Ford Credit Auto Owner Trust Series 2018-1, Class A 3.190%, 07/15/2031 (D)	597,000	628,954
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	1,229,000	1,210,549
Hyundai Auto Receivables Trust Series 2021-C, Class A4 1.030%, 12/15/2027	549,000	544,369
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	839,000	829,253
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.710%, 10/15/2031 (B)(D)	$470,000	$477,525
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.260%, 12/15/2045 (B)(D)	351,611	360,599
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	2,009,194	1,979,214
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	25,056	25,273
Series 2018-CA, Class A2 3.520%, 06/16/2042 (D)	84,422	85,690
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	803,285	833,172
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	797,450	812,813
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,488,317	1,531,247
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	921,710	933,691
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	450,388	456,852
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	599,236	605,664
Series 2020-DA, Class A 1.690%, 05/15/2069 (D)	373,413	373,656
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	148,804	148,746
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	807,789	803,960
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	496,296	494,298
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	250,073	246,913
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	331,857	328,408
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	1,367,239	1,347,087
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,230,271	2,192,212
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	2,525,638	2,482,706
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	1,111,000	1,106,988
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,250,090	1,287,733
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,230,793	1,217,290
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.304%, 10/27/2036 (B)	1,026,387	1,012,371
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.284%, 01/25/2037 (B)	1,022,659	1,011,050
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.234%, 10/25/2033 (B)	3,104,365	3,066,504
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.314%, 03/23/2037 (B)	2,987,790	2,940,036

The accompanying notes are an integral part of the financial statements.	30

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.334%, 12/24/2035 (B)	$2,054,751	$2,033,160
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.394%, 03/22/2032 (B)	521,827	507,119
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	8,035	8,040
Series 2020-3, Class A3 0.520%, 07/15/2024	196,487	196,523
Series 2020-4, Class A3 0.480%, 07/15/2024	401,706	401,801
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.953%, 12/15/2032 (B)(D)	651,263	644,307
Series 2003-10A, Class A4 (3 month LIBOR + 0.670%) 0.873%, 12/17/2068 (B)(D)	1,670,000	1,669,173
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.184%, 07/25/2022 (B)	2,683,691	2,608,807
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.503%, 03/25/2025 (B)	767,349	755,069
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.052%, 09/25/2028 (B)	1,823,785	1,807,310
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.803%, 01/25/2029 (B)	1,531,348	1,494,983
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.853%, 05/26/2026 (B)	1,047,947	1,029,135
SMB Private Education Loan Trust
Series 2015-B, Class A2B (1 month LIBOR + 1.200%) 1.310%, 07/15/2027 (B)(D)	57,978	58,031
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	849,384	860,351
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	130,782	132,472
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.560%, 02/17/2032 (B)(D)	51,379	51,981
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) 1.210%, 09/15/2034 (B)(D)	352,232	355,092
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	185,659	192,626
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	406,157	419,324
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,172,674	1,159,124
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,108,809	1,099,732
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	3,402,123	3,353,219
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,680,003	2,608,493
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	1,476,357	1,464,326
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 0.890%, 01/15/2053 (B)(D)	1,275,000	1,273,333
Core Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	$2,236,767	$2,201,449
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	1,578,000	1,564,542
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	182,017	182,681
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.953%, 07/25/2039 (B)(D)	35,874	35,908
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.803%, 03/26/2040 (B)(D)	39,550	39,587
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	42,759	43,252
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.603%, 11/26/2040 (B)(D)	14,097	14,100
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	638,639	645,259
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	244,117	247,436
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	807,734	813,057
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	416,631	410,817
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	914,949	898,898
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (D)	1,446,000	1,418,504
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	589,000	583,178
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	381,631	378,441
Verizon Master Trust
Series 2021-1, Class A 0.500%, 05/20/2027	1,614,000	1,593,054
Series 2021-2, Class A 0.990%, 04/20/2028	2,528,000	2,515,332
TOTAL ASSET BACKED SECURITIES (Cost $80,770,150)		$80,291,174
SHORT-TERM INVESTMENTS – 3.3%
Short-term funds – 3.3%
John Hancock Collateral Trust, 0.1697% (G)(H)	253,156	2,532,319
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	30,323,670	30,323,670
TOTAL SHORT-TERM INVESTMENTS (Cost $32,856,355)		$32,855,989
Total Investments (Core Bond Trust) (Cost $1,110,579,185) – 110.9%		$1,108,023,493
Other assets and liabilities, net – (10.9%)		(108,708,399)
TOTAL NET ASSETS – 100.0%		$999,315,094
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.	31

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Core Bond Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $142,907,786 or 14.3% of the fund's net assets as of 12-31-21.
(E)	All or a portion of this security is on loan as of 12-31-21.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
High Yield Trust
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.4%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)		$756,976	$325,500
Republic of Argentina
1.000%, 07/09/2029		59,073	21,415
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		598,627	209,525
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		526,571	168,508
			724,948
Brazil – 0.2%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	2,808,000	496,430
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	74,000,000	5,825
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,845,229)			$1,227,203
CORPORATE BONDS – 84.4%
Communication services – 12.0%
Allen Media LLC 10.500%, 02/15/2028 (A)		$1,690,000	1,763,185
Altice Financing SA 5.750%, 08/15/2029 (A)		780,000	772,200
Altice France Holding SA 10.500%, 05/15/2027 (A)		240,000	258,000
Altice France SA 5.125%, 07/15/2029 (A)		590,000	575,516
AMC Entertainment Holdings, Inc. 10.000%, 06/15/2026 (A)(B)		860,000	849,727
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC
4.250%, 02/01/2031 (A)	$130,000	$131,141
4.500%, 08/15/2030 (A)	620,000	634,378
4.500%, 05/01/2032	820,000	843,575
Charter Communications Operating LLC 6.484%, 10/23/2045	230,000	314,085
Cinemark USA, Inc. 5.875%, 03/15/2026 (A)	600,000	607,500
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	760,000	811,300
CSC Holdings LLC
4.125%, 12/01/2030 (A)	240,000	234,300
4.500%, 11/15/2031 (A)	440,000	434,500
6.500%, 02/01/2029 (A)	800,000	856,000
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)	710,000	726,834
DISH DBS Corp.
5.125%, 06/01/2029	1,000,000	910,000
5.750%, 12/01/2028 (A)	900,000	909,000
5.875%, 11/15/2024	500,000	513,630
7.750%, 07/01/2026	870,000	917,850
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)	240,000	247,200
6.750%, 05/01/2029 (A)	210,000	218,400
Gannett Holdings LLC 6.000%, 11/01/2026 (A)(B)	620,000	633,175
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	190,000	192,683
5.250%, 08/15/2027 (A)	410,000	426,441
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)(C)	560,000	567,700
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	480,000	466,200
4.625%, 06/01/2028 (A)	400,000	416,160
News Corp. 3.875%, 05/15/2029 (A)	610,000	616,100
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (A)	450,000	468,099
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	490,000	480,200
Sprint Capital Corp. 8.750%, 03/15/2032	115,000	172,500
Sprint Corp.
7.625%, 02/15/2025	510,000	586,500
7.875%, 09/15/2023	670,000	737,838
Switch, Ltd.
3.750%, 09/15/2028 (A)	280,000	282,100
4.125%, 06/15/2029 (A)	260,000	265,850
Time Warner Cable LLC 7.300%, 07/01/2038	220,000	311,369
T-Mobile USA, Inc.
3.500%, 04/15/2031	130,000	135,249
3.500%, 04/15/2031 (A)	710,000	738,670
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	580,000	619,875
UPC Holding BV 5.500%, 01/15/2028 (A)	430,000	446,125
Urban One, Inc. 7.375%, 02/01/2028 (A)	340,000	350,200
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	270,000	269,987
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	330,000	348,444

The accompanying notes are an integral part of the financial statements.	32

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	$470,000	$473,546
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)	910,000	921,375
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)	700,000	693,980
		25,148,687
Consumer discretionary – 16.6%
Academy, Ltd. 6.000%, 11/15/2027 (A)	250,000	266,563
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)	980,000	957,950
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)	1,080,000	1,059,372
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)	1,036,302	1,181,384
Bath & Body Works, Inc.
5.250%, 02/01/2028	1,020,000	1,127,100
6.625%, 10/01/2030 (A)	180,000	203,850
7.500%, 06/15/2029	160,000	182,134
9.375%, 07/01/2025 (A)	340,000	414,800
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044 (B)	680,000	564,873
Boyne USA, Inc. 4.750%, 05/15/2029 (A)	380,000	391,400
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)	600,000	600,000
6.250%, 07/01/2025 (A)	360,000	377,865
Carnival Corp.
5.750%, 03/01/2027 (A)	690,000	690,000
6.000%, 05/01/2029 (A)	460,000	457,700
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)	720,000	691,200
Carriage Services, Inc. 4.250%, 05/15/2029 (A)	640,000	636,800
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)(B)	350,000	315,000
Century Communities, Inc. 3.875%, 08/15/2029 (A)	210,000	211,575
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)	410,000	404,875
Empire Communities Corp. 7.000%, 12/15/2025 (A)	650,000	672,750
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)	3,600,425	360
Ford Motor Company
3.250%, 02/12/2032	400,000	409,600
9.000%, 04/22/2025 (B)	670,000	819,142
Ford Motor Credit Company LLC
4.000%, 11/13/2030	1,280,000	1,377,024
5.113%, 05/03/2029	1,100,000	1,249,875
5.125%, 06/16/2025	460,000	500,250
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)	510,000	535,500
Installed Building Products, Inc. 5.750%, 02/01/2028 (A)	410,000	426,400
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)	340,000	329,800
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)(B)	190,000	198,550
NCL Corp., Ltd.
5.875%, 03/15/2026 (A)	300,000	298,671
10.250%, 02/01/2026 (A)	436,000	507,129
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. (continued)
12.250%, 05/15/2024 (A)	$514,000	$609,090
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)	300,000	318,411
Nordstrom, Inc. 5.000%, 01/15/2044 (B)	700,000	652,750
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)	700,000	722,750
PetSmart, Inc.
4.750%, 02/15/2028 (A)	250,000	256,563
7.750%, 02/15/2029 (A)	250,000	271,563
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)	450,000	469,125
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)	590,000	571,471
5.500%, 08/31/2026 to 04/01/2028 (A)	1,360,000	1,379,075
Sands China, Ltd. 5.400%, 08/08/2028	200,000	215,284
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	430,000	441,288
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	320,000	326,400
StoneMor, Inc. 8.500%, 05/15/2029 (A)	790,000	815,675
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	270,000	268,650
The Gap, Inc. 3.875%, 10/01/2031 (A)	580,000	572,025
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	270,000	270,119
7.875%, 05/01/2029 (A)	750,000	738,750
TopBuild Corp. 3.625%, 03/15/2029 (A)	550,000	554,125
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	390,000	371,358
7.000%, 02/15/2029 (A)	1,500,000	1,504,335
13.000%, 05/15/2025 (A)	910,000	1,030,229
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	1,525,000	1,509,750
WW International, Inc. 4.500%, 04/15/2029 (A)	800,000	765,800
Wynn Macau, Ltd.
4.875%, 10/01/2024 (A)	310,000	291,400
5.125%, 12/15/2029 (A)	260,000	236,197
5.625%, 08/26/2028 (A)	920,000	851,906
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	480,000	503,400
		34,576,981
Consumer staples – 1.1%
Edgewell Personal Care Company 4.125%, 04/01/2029 (A)	340,000	342,550
Kraft Heinz Foods Company
5.200%, 07/15/2045	300,000	381,442
5.500%, 06/01/2050	220,000	297,855
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	590,000	581,150
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	610,000	585,051
Vector Group, Ltd. 10.500%, 11/01/2026 (A)	110,000	113,988
		2,302,036
Energy – 11.9%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	430,000	459,670

The accompanying notes are an integral part of the financial statements.	33

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Apache Corp. 7.750%, 12/15/2029 (B)	$310,000	$391,763
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,290,000	1,277,100
Blue Racer Midstream LLC
6.625%, 07/15/2026 (A)	670,000	690,100
7.625%, 12/15/2025 (A)	310,000	328,600
Cheniere Energy Partners LP 4.000%, 03/01/2031	470,000	493,007
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)	80,000	84,200
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	740,000	737,225
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)	1,320,000	1,359,600
Comstock Resources, Inc.
5.875%, 01/15/2030 (A)	380,000	389,500
7.500%, 05/15/2025 (A)	144,000	148,500
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)	280,000	366,430
6.750%, 09/15/2037 (A)	590,000	789,214
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)	150,000	159,883
6.625%, 07/15/2025 (A)	320,000	338,570
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (D)	180,000	183,150
EQM Midstream Partners LP
4.000%, 08/01/2024	120,000	124,650
5.500%, 07/15/2028	560,000	611,803
6.000%, 07/01/2025 (A)	240,000	261,000
6.500%, 07/01/2027 (A)	220,000	246,400
6.500%, 07/15/2048	240,000	291,601
EQT Corp.
3.125%, 05/15/2026 (A)	190,000	195,041
3.625%, 05/15/2031 (A)(B)	180,000	186,750
5.000%, 01/15/2029	590,000	653,425
6.625%, 02/01/2025	80,000	90,200
Howard Midstream Energy Partners LLC 6.750%, 01/15/2027 (A)	610,000	625,070
MEG Energy Corp. 7.125%, 02/01/2027 (A)	1,130,000	1,203,360
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	850,000	896,750
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)	990,000	1,037,025
Occidental Petroleum Corp.
4.100%, 02/15/2047	120,000	117,600
4.400%, 04/15/2046	180,000	184,500
6.125%, 01/01/2031	330,000	400,950
6.600%, 03/15/2046	390,000	506,025
8.875%, 07/15/2030	490,000	660,843
PBF Holding Company LLC 9.250%, 05/15/2025 (A)	210,000	199,763
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)	1,310,000	1,359,125
Petrobras Global Finance BV
5.750%, 02/01/2029	100,000	107,625
6.850%, 06/05/2115	410,000	406,925
Range Resources Corp.
8.250%, 01/15/2029	490,000	546,350
9.250%, 02/01/2026	520,000	560,452
Southwestern Energy Company 4.750%, 02/01/2032	470,000	494,959
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)		$320,000	$333,418
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)		730,000	730,000
Targa Resources Partners LP 4.875%, 02/01/2031		570,000	618,992
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)		530,000	556,807
Vesta Energy Corp. 10.000%, 10/15/2025 (A)	CAD	490,000	375,746
Western Midstream Operating LP
3.950%, 06/01/2025		$110,000	115,274
4.350%, 02/01/2025		530,000	553,861
5.500%, 08/15/2048		580,000	692,822
6.500%, 02/01/2050		530,000	626,728
			24,768,352
Financials – 8.8%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)		200,000	199,000
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)		530,000	523,657
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)		920,000	929,200
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)		710,000	686,925
Banco Mercantil del Norte SA (6.875% to 7-6-22, then 5 Year CMT + 5.035%) 07/06/2022 (A)(D)		200,000	202,252
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (D)		380,000	420,006
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(D)		390,000	443,138
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (A)		630,000	669,375
Citigroup, Inc. (5.950% to 5-15-25, then 3 month LIBOR + 3.905%) 05/15/2025 (D)		180,000	192,600
Citigroup, Inc. (6.300% to 5-15-24, then 3 month LIBOR + 3.423%) 05/15/2024 (D)		410,000	429,733
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)		540,000	496,800
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (A)		420,000	439,950
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(D)		340,000	402,305
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(D)		430,000	463,454
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year ICE Swap Rate + 4.332%) 09/12/2025 (A)(D)		200,000	219,776
FirstCash, Inc.
4.625%, 09/01/2028 (A)		530,000	529,685
5.625%, 01/01/2030 (A)		440,000	448,439
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)		2,201,318	2,124,249

The accompanying notes are an integral part of the financial statements.	34

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	$645,962	$684,720
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	460,000	463,990
Jane Street Group 4.500%, 11/15/2029 (A)	320,000	323,200
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	460,000	463,004
4.750%, 06/15/2029 (A)	300,000	307,500
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	380,000	358,150
6.500%, 11/01/2025 (A)	700,000	690,655
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	380,000	380,990
6.500%, 05/01/2028 (A)	430,000	448,275
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	650,000	738,075
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	630,000	639,450
4.000%, 10/15/2033 (A)	650,000	658,372
Starwood Property Trust, Inc. 3.625%, 07/15/2026 (A)	770,000	766,150
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	270,000	286,200
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(D)	550,000	593,038
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	720,000	784,463
		18,406,776
Health care – 8.0%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	460,000	460,000
5.125%, 03/01/2030 (A)	760,000	773,300
Akumin, Inc. 7.000%, 11/01/2025 (A)	720,000	685,224
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (A)	520,000	546,000
9.250%, 04/01/2026 (A)	810,000	855,563
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	490,000	465,618
Cano Health LLC 6.250%, 10/01/2028 (A)	420,000	420,012
Centene Corp. 4.625%, 12/15/2029	500,000	539,230
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	1,230,000	1,216,864
6.625%, 02/15/2025 (A)	500,000	517,500
6.875%, 04/15/2029 (A)	390,000	397,313
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (A)	550,000	539,000
HCA, Inc. 5.625%, 09/01/2028	800,000	934,792
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)	1,070,000	1,066,223
5.250%, 10/01/2029 (A)	1,790,000	1,814,416
Option Care Health, Inc. 4.375%, 10/31/2029 (A)	540,000	541,350
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	620,000	633,597
High Yield Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)		$460,000	$483,055
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)		400,000	422,680
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)		440,000	452,100
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036 (B)		340,000	356,422
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029		1,390,000	1,362,631
7.125%, 01/31/2025		530,000	567,100
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)		650,000	659,750
			16,709,740
Industrials – 11.7%
AerCap Ireland Capital DAC 3.300%, 01/30/2032		160,000	163,003
Air Canada 3.875%, 08/15/2026 (A)		460,000	469,200
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)		300,000	294,446
6.000%, 06/01/2029 (A)		430,000	418,175
6.625%, 07/15/2026 (A)		360,000	377,712
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)		650,000	668,532
American Airlines, Inc.
5.500%, 04/20/2026 (A)		370,000	384,754
5.750%, 04/20/2029 (A)		610,000	651,919
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (A)		79,268	82,439
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		300,000	302,250
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		650,000	676,000
CoreCivic, Inc.
4.625%, 05/01/2023		110,000	111,650
8.250%, 04/15/2026		1,070,000	1,118,150
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (A)		430,000	459,606
Covert Mergeco, Inc. 4.875%, 12/01/2029 (A)		350,000	355,250
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (A)		440,000	437,800
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		470,000	513,231
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	590,000	460,591
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$300,000	294,750
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		920,000	913,100
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		510,000	533,588
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		850,000	854,250
Madison IAQ LLC 5.875%, 06/30/2029 (A)		900,000	900,000

The accompanying notes are an integral part of the financial statements.	35

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)	$500,000	$533,750
Park-Ohio Industries, Inc. 6.625%, 04/15/2027	270,000	262,035
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)	360,000	361,800
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	680,000	688,952
Prime Security Services Borrower LLC
3.375%, 08/31/2027 (A)	390,000	376,502
5.750%, 04/15/2026 (A)	470,000	504,625
6.250%, 01/15/2028 (A)	920,000	959,100
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)	630,000	618,021
Ritchie Bros Holdings, Inc. 4.750%, 12/15/2031 (A)	280,000	292,250
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	730,000	744,600
Sensata Technologies BV 4.000%, 04/15/2029 (A)	410,000	418,713
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)	546,000	602,830
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)	770,000	822,014
The ADT Security Corp. 4.125%, 08/01/2029 (A)	650,000	640,250
Titan International, Inc. 7.000%, 04/30/2028	670,000	713,550
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)	450,000	473,063
TransDigm, Inc.
4.625%, 01/15/2029	770,000	767,444
8.000%, 12/15/2025 (A)	200,000	210,994
United Airlines 2014-1 Class B Pass Through Trust 4.750%, 04/11/2022	57,639	58,142
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	269,400	279,521
United Airlines, Inc.
4.375%, 04/15/2026 (A)	120,000	125,128
4.625%, 04/15/2029 (A)	230,000	237,188
United Rentals North America, Inc.
4.875%, 01/15/2028	640,000	672,560
5.250%, 01/15/2030	400,000	433,000
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	760,000	767,600
XPO CNW, Inc. 6.700%, 05/01/2034	370,000	454,349
		24,458,377
Information technology – 4.9%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	510,000	520,368
Block, Inc. 3.500%, 06/01/2031 (A)	590,000	604,750
CA Magnum Holdings 5.375%, 10/31/2026 (A)	410,000	423,838
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	480,000	486,778
CommScope, Inc.
4.750%, 09/01/2029 (A)	540,000	536,657
8.250%, 03/01/2027 (A)	1,310,000	1,346,274
Elastic NV 4.125%, 07/15/2029 (A)	570,000	563,947
High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Gartner, Inc.
3.625%, 06/15/2029 (A)	$600,000	$606,630
3.750%, 10/01/2030 (A)	140,000	143,136
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	530,000	520,725
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (A)(B)	610,000	580,110
NCR Corp. 5.125%, 04/15/2029 (A)	300,000	310,560
Open Text Corp. 3.875%, 02/15/2028 (A)	250,000	254,813
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	220,000	226,600
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	750,000	695,625
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	630,000	599,741
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	440,000	429,264
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	680,000	704,487
Vericast Corp. 11.000%, 09/15/2026 (A)	650,000	687,376
		10,241,679
Materials – 4.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	660,000	679,800
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)	200,000	197,755
4.000%, 09/01/2029 (A)	800,000	792,600
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	690,000	694,313
Ball Corp. 3.125%, 09/15/2031	530,000	523,375
Cascades, Inc. 5.375%, 01/15/2028 (A)	530,000	543,844
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	420,000	425,250
6.875%, 03/01/2026 to 10/15/2027 (A)	1,450,000	1,523,438
7.500%, 04/01/2025 (A)	210,000	216,027
Freeport-McMoRan, Inc.
4.625%, 08/01/2030	160,000	171,600
5.450%, 03/15/2043	500,000	628,545
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	240,000	240,000
6.125%, 04/01/2029 (A)	290,000	307,512
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	530,000	522,050
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(C)	913,644	1,754
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	950,000	10
Olin Corp. 5.000%, 02/01/2030	420,000	441,000
Summit Materials LLC 5.250%, 01/15/2029 (A)	560,000	586,544
		8,495,417
Real estate – 4.3%
Diversified Healthcare Trust
4.375%, 03/01/2031	250,000	240,104
4.750%, 02/15/2028	930,000	910,042
9.750%, 06/15/2025	340,000	367,863
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	800,000	834,480

The accompanying notes are an integral part of the financial statements.	36

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	$550,000	$551,375
5.000%, 03/01/2028 (A)	250,000	256,563
IIP Operating Partnership LP 5.500%, 05/25/2026	860,000	910,421
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	450,000	460,562
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	400,000	412,000
MPT Operating Partnership LP
3.500%, 03/15/2031	200,000	202,250
4.625%, 08/01/2029	560,000	590,800
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	390,000	405,600
Realogy Group LLC
5.750%, 01/15/2029 (A)	180,000	184,500
7.625%, 06/15/2025 (A)	620,000	657,200
Service Properties Trust 5.500%, 12/15/2027	400,000	410,512
The GEO Group, Inc.
5.875%, 10/15/2024 (B)	810,000	712,800
6.000%, 04/15/2026	945,000	762,426
		8,869,498
Utilities – 1.0%
Calpine Corp. 5.000%, 02/01/2031 (A)	490,000	490,000
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	340,000	343,825
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	480,000	489,600
Superior Plus LP 4.500%, 03/15/2029 (A)	290,000	298,074
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	410,000	359,775
7.250%, 05/15/2027 (A)	110,000	97,350
7.625%, 06/01/2028 (A)	100,000	89,010
		2,167,634
TOTAL CORPORATE BONDS (Cost $175,837,218)		$176,145,177
CONVERTIBLE BONDS – 1.1%
Communication services – 0.3%
DISH Network Corp. 3.375%, 08/15/2026	530,000	501,673
Consumer discretionary – 0.2%
Chegg, Inc. 4.079%, 09/01/2026 (E)	50,000	41,375
DraftKings, Inc. 4.610%, 03/15/2028 (A)(E)	400,000	301,200
Liberty Latin America, Ltd. 2.000%, 07/15/2024	70,000	68,775
		411,350
Financials – 0.1%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	130,000	130,488
Health care – 0.2%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027 (A)	530,000	472,031
High Yield Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Industrials – 0.3%
Spirit Airlines, Inc. 1.000%, 05/15/2026	$820,000	$706,873
TOTAL CONVERTIBLE BONDS (Cost $2,357,745)		$2,222,415
TERM LOANS (F) – 4.7%
Consumer discretionary – 1.9%
Adtalem Global Education, Inc., 2021 Term Loan B (3 month LIBOR + 4.500%) 5.250%, 08/12/2028	830,000	831,212
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	374,300	380,850
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%) 6.000%, 03/30/2027	348,250	349,295
Great Outdoors Group LLC, 2021 Term Loan B1 (3 month LIBOR + 3.750%) 4.500%, 03/06/2028	326,706	326,775
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/11/2028	508,725	509,046
Rent-A-Center, Inc., 2021 1st Lien Term Loan B (1 month LIBOR + 3.250%) 3.750%, 02/17/2028	595,500	593,642
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.104%, 06/19/2026	600,862	597,708
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 01/31/2028	347,375	345,124
		3,933,652
Financials – 0.4%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.724%, 02/15/2027	451,950	446,301
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.104%, 03/18/2027	147,774	147,146
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	190,000	193,325
		786,772
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.974%, 02/18/2027	491,990	488,762
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.104%, 06/26/2026	644,432	625,344
		1,114,106
Industrials – 0.3%
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	125,950	124,901
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	450,000	473,909
		598,810
Information technology – 1.4%
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.104%, 02/19/2029	820,000	820,000

The accompanying notes are an integral part of the financial statements.	37

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Information technology (continued)
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.354%, 11/29/2025	$651,781	$632,227
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	426,775	426,621
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	520,000	477,532
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	468,825	446,701
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.750%, 06/16/2026	148,729	134,600
		2,937,681
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (G)	470,366	470,366
TOTAL TERM LOANS (Cost $9,851,673)		$9,841,387
ASSET BACKED SECURITIES – 4.1%
Balboa Bay Loan Funding, Ltd. Series 2020-1A, Class ER (3 month LIBOR + 6.400%) 6.570%, 01/20/2032 (A)(H)	500,000	499,997
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (A)(H)	250,000	250,180
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.904%, 01/20/2032 (A)(H)	330,000	321,957
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (A)(H)	250,000	245,125
BlueMountain CLO, Ltd.
Series 2015-2A, Class ER (3 month LIBOR + 5.200%) 5.423%, 07/18/2027 (A)(H)	250,000	244,325
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.972%, 08/20/2032 (A)(H)	300,000	302,000
Bristol Park CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 7.000%) 7.241%, 04/15/2029 (A)(H)	250,000	250,031
Carlyle US CLO, Ltd. Series 2017-2A, Class C (3 month LIBOR + 3.700%) 3.924%, 07/20/2031 (A)(H)	500,000	482,301
Catskill Park CLO, Ltd. Series 2017-1A, Class D (3 month LIBOR + 6.000%) 6.224%, 04/20/2029 (A)(H)	500,000	491,972
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.623%, 04/17/2030 (A)(H)	250,000	243,071
High Yield Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden CLO, Ltd. Series 2019-75A, Class ER2 (3 month LIBOR + 6.600%) 6.784%, 04/15/2034 (A)(H)	$470,000	$465,177
Eaton Vance CLO, Ltd. Series 2020-2A, Class ER (3 month LIBOR + 6.500%) 6.655%, 01/15/2035 (A)(H)	440,000	440,000
Goldentree Loan Management U.S. CLO 6, Ltd. Series 2019-6A, Class E (3 month LIBOR + 5.220%) 5.408%, 01/20/2033 (A)(H)	250,000	240,151
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (A)(H)	290,000	283,880
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (A)(H)	250,000	238,117
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.831%, 04/17/2034 (A)(H)	250,000	249,811
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 5.924%, 01/20/2030 (A)(H)	420,000	413,047
Magnetite XII, Ltd. Series 2015-12A, Class ER (3 month LIBOR + 5.680%) 5.921%, 10/15/2031 (A)(H)	300,000	295,155
MKS CLO, Ltd. Series 2017-2A, Class D (3 month LIBOR + 2.650%) 2.874%, 01/20/2031 (A)(H)	500,000	476,319
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.304%, 07/15/2031 (A)(H)	250,000	237,159
Neuberger Berman CLO XVIII, Ltd. Series 2014-18A, Class DR2 (3 month LIBOR + 5.920%) 6.144%, 10/21/2030 (A)(H)	250,000	245,136
Oaktree CLO, Ltd. Series 2015-1A, Class DR (3 month LIBOR + 5.200%) 5.424%, 10/20/2027 (A)(H)	250,000	246,456
Saranac CLO III, Ltd. Series 2014-3A, Class DR (3 month LIBOR + 3.250%) 3.437%, 06/22/2030 (A)(H)	570,000	528,008
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 7.412%, 07/20/2034 (A)(H)	280,000	276,955
Venture XVII CLO, Ltd.
Series 2014-17A, Class DRR (3 month LIBOR + 2.820%) 3.061%, 04/15/2027 (A)(H)	350,000	337,757
Series 2014-17A, Class ERR (3 month LIBOR + 5.740%) 5.981%, 04/15/2027 (A)(H)	350,000	306,757
TOTAL ASSET BACKED SECURITIES (Cost $8,611,757)		$8,610,844

The accompanying notes are an integral part of the financial statements.	38

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

High Yield Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (G)(I)(J)	3	$0
Vertis Holdings, Inc. (G)(J)	69,391	0
		0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,174	78,949
Energy – 0.6%
Berry Corp.	79,225	667,075
Hercules Offshore, Inc. (B)(G)(J)	45,689	0
KCAD Holdings I, Ltd. (G)(I)(J)	165,553,563	166
MWO Holdings LLC (G)(I)(J)	445	3,369
Oasis Petroleum, Inc.	4,235	533,568
Permian Production (J)	19,583	979
		1,205,157
TOTAL COMMON STOCKS (Cost $7,243,181)		$1,284,106
PREFERRED SECURITIES – 0.9%
Energy – 0.5%
MPLX LP, 8.462% (G)	16,445	546,796
Targa Resources Corp., 9.500%	470	506,061
		1,052,857
Financials – 0.4%
B. Riley Financial, Inc., 5.000%	13,375	336,649
B. Riley Financial, Inc., 5.250%	9,825	245,723
B. Riley Financial, Inc., 6.000%	13,075	333,674
		916,046
TOTAL PREFERRED SECURITIES (Cost $1,934,838)		$1,968,903
ESCROW CERTIFICATES – 0.0%
Adelphia Communications Corp. (G)(J)	$3,000,000	0
Adelphia Communications Corp. (G)(J)	2,050,000	0
Adelphia Communications Corp. (G)(J)	1,025,000	0
TOTAL ESCROW CERTIFICATES (Cost $342,202)		$0
SHORT-TERM INVESTMENTS – 3.1%
Short-term funds – 3.1%
John Hancock Collateral Trust, 0.1697% (K)(L)	572,398	5,725,696
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (K)	799,837	799,837
TOTAL SHORT-TERM INVESTMENTS (Cost $6,526,231)		$6,525,533
Total Investments (High Yield Trust) (Cost $214,550,074) – 99.5%		$207,825,568
Other assets and liabilities, net – 0.5%		954,449
TOTAL NET ASSETS – 100.0%		$208,780,017
High Yield Trust (continued)
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $145,022,294 or 69.5% of the fund's net assets as of 12-31-21.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Non-income producing - Issuer is in default.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to financial statements.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 12-31-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	81	Long	Mar 2022	$9,785,690	$9,799,102	$13,412
						$13,412

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	39

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	442,617	USD	512,482	BNP	1/18/2022	—	$(8,423)
MXN	1,174,325	USD	55,808	MSCS	1/18/2022	$1,412	—
USD	666,027	CAD	836,249	MSCS	1/18/2022	4,943	—
						$6,355	$(8,423)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	0.819%	300,000	USD	$300,000	5.000%	Quarterly	Jun 2023	$(9,578)	$28,519	$18,941
Centrally cleared	Occidental Petroleum Corp.	1.601%	750,000	USD	750,000	1.000%	Quarterly	Jun 2026	(30,817)	11,983	(18,834)
					$1,050,000				$(40,395)	$40,502	$107
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter

See Notes to financial statements regarding investment transactions and other derivatives information.
Investment Quality Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 72.1%
U.S. Government – 33.6%
U.S. Treasury Bonds
1.250%, 05/15/2050	$1,335,000	$1,133,655
1.750%, 08/15/2041	4,075,000	3,950,840
1.875%, 02/15/2051	2,545,000	2,517,959
2.000%, 11/15/2041	2,265,000	2,290,835
2.250%, 08/15/2046	3,655,000	3,864,591
2.500%, 02/15/2045 (A)	1,204,000	1,324,071
2.500%, 02/15/2046	648,000	715,812
2.875%, 05/15/2043	1,170,000	1,359,577
3.000%, 11/15/2044 to 02/15/2048	9,575,000	11,544,934
3.125%, 02/15/2043 to 05/15/2048	5,300,000	6,530,547
3.125%, 08/15/2044 (A)	5,535,000	6,721,349
3.375%, 05/15/2044	1,690,000	2,127,618
3.625%, 08/15/2043	680,000	882,088
3.750%, 11/15/2043 (A)	2,908,000	3,845,716
4.375%, 11/15/2039	1,170,000	1,630,642
5.375%, 02/15/2031	3,000	4,015
6.500%, 11/15/2026	3,135,000	3,911,892
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	201,797	238,828
0.375%, 01/15/2027	726,891	799,469
0.750%, 07/15/2028	176,253	201,831
0.875%, 02/15/2047	1,036,678	1,399,359
1.000%, 02/15/2048	246,693	345,734
U.S. Treasury Notes
0.375%, 01/31/2026	1,610,000	1,557,549
0.625%, 05/15/2030 to 08/15/2030	16,445,000	15,372,224
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
0.875%, 11/15/2030	$1,425,000	$1,354,808
1.375%, 11/15/2031	1,155,000	1,140,382
1.625%, 05/15/2031	6,790,000	6,875,936
2.750%, 02/15/2028	6,865,000	7,419,563
		91,061,824
U.S. Government Agency – 38.5%
Federal Home Loan Mortgage Corp.
3.000%, 12/01/2046 to 04/01/2048	305,216	320,117
3.500%, 03/01/2048 to 06/01/2048	906,742	958,147
5.000%, 12/01/2034	92,429	102,311
6.500%, 04/01/2029 to 08/01/2034	6,087	7,110
7.500%, 12/01/2025 to 05/01/2028	1,691	1,876
Federal National Mortgage Association
2.000%, TBA (B)	41,590,000	41,580,241
2.500%, TBA (B)	8,000,000	8,168,754
2.500%, 07/01/2030 to 04/01/2045	801,449	822,906
2.660%, 03/01/2027	789,501	825,213
2.720%, 03/01/2027	712,655	746,732
3.000%, TBA (B)	5,900,000	6,114,566
3.500%, 06/01/2046 to 05/01/2048	3,305,623	3,501,735
4.000%, TBA (B)	5,800,000	6,169,524
4.500%, TBA (B)	3,300,000	3,537,188
5.000%, TBA (B)	1,800,000	1,959,752
Government National Mortgage Association
2.000%, TBA (B)	4,200,000	4,240,468

The accompanying notes are an integral part of the financial statements.	40

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
3.000%, TBA (B)		$11,500,000	$11,904,801
3.500%, TBA (B)		5,400,000	5,623,733
4.000%, TBA (B)		2,600,000	2,736,008
4.000%, 11/15/2040 to 02/15/2042		25,772	27,943
4.500%, TBA (B)		4,600,000	4,862,308
6.000%, 08/15/2032 to 04/15/2035		32,297	36,669
6.500%, 06/15/2028 to 02/15/2035		17,856	19,730
7.000%, 11/15/2031 to 11/15/2033		85,015	94,445
			104,362,277
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $193,070,144)			$195,424,101
FOREIGN GOVERNMENT OBLIGATIONS – 5.9%
Angola – 0.1%
Republic of Angola
8.000%, 11/26/2029		200,000	196,809
8.250%, 05/09/2028		200,000	200,545
			397,354
Argentina – 0.0%
Republic of Argentina
1.000%, 07/09/2029		5,292	1,918
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		155,241	49,679
			51,597
Benin – 0.1%
Republic of Benin 4.950%, 01/22/2035	EUR	305,000	330,776
Bermuda – 0.1%
Government of Bermuda 2.375%, 08/20/2030 (C)		$200,000	199,500
Brazil – 0.7%
Federative Republic of Brazil
3.875%, 06/12/2030		990,000	960,300
10.000%, 01/01/2031	BRL	5,476,000	942,947
			1,903,247
Chile – 0.1%
Republic of Chile 3.250%, 09/21/2071		$200,000	185,000
Colombia – 0.4%
Republic of Colombia
3.875%, 04/25/2027		605,000	609,538
5.000%, 06/15/2045		200,000	180,500
5.625%, 02/26/2044		200,000	193,624
			983,662
Croatia – 0.2%
Republic of Croatia 1.500%, 06/17/2031	EUR	515,000	606,705
Dominican Republic – 0.2%
Government of Dominican Republic 6.400%, 06/05/2049 (C)		$425,000	446,254
Egypt – 0.1%
Arab Republic of Egypt 7.625%, 05/29/2032 (C)		210,000	198,574
Ghana – 0.1%
Republic of Ghana 6.375%, 02/11/2027 (C)		200,000	168,388
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary – 0.3%
Republic of Hungary 1.625%, 04/28/2032	EUR	650,000	$771,687
Indonesia – 0.2%
Republic of Indonesia 1.100%, 03/12/2033		530,000	581,225
Ivory Coast – 0.1%
Republic of Ivory Coast 4.875%, 01/30/2032		225,000	245,734
Jordan – 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$210,000	212,127
Macedonia – 0.2%
Republic of Macedonia 3.675%, 06/03/2026 (C)	EUR	265,000	319,042
Republic of North Macedonia 2.750%, 01/18/2025		210,000	244,285
			563,327
Mexico – 1.2%
Government of Mexico
1.125%, 01/17/2030		200,000	220,540
1.450%, 10/25/2033		600,000	633,261
2.659%, 05/24/2031		$200,000	195,002
4.280%, 08/14/2041		235,000	243,519
4.750%, 04/27/2032 to 03/08/2044		311,000	348,414
7.750%, 05/29/2031	MXN	35,584,600	1,756,750
			3,397,486
Oman – 0.1%
Sultanate of Oman 6.750%, 01/17/2048 (C)		$400,000	406,440
Panama – 0.3%
Republic of Panama
3.870%, 07/23/2060		585,000	585,000
4.300%, 04/29/2053		200,000	214,702
			799,702
Philippines – 0.3%
Republic of the Philippines
1.200%, 04/28/2033	EUR	535,000	603,479
1.750%, 04/28/2041		200,000	225,529
			829,008
Romania – 0.4%
Republic of Romania
2.625%, 12/02/2040 (C)		335,000	338,746
2.750%, 04/14/2041		175,000	177,588
3.375%, 02/08/2038		170,000	194,077
4.625%, 04/03/2049		317,000	406,465
			1,116,876
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 2.000%, 07/09/2039		400,000	479,913
Senegal – 0.2%
Republic of Senegal
4.750%, 03/13/2028		200,000	230,738
6.250%, 05/23/2033		$255,000	262,459
			493,197
Serbia – 0.1%
Republic of Serbia 1.650%, 03/03/2033 (C)	EUR	330,000	348,861

The accompanying notes are an integral part of the financial statements.	41

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Arab Emirates – 0.1%
Finance Department Government of Sharjah 3.625%, 03/10/2033 (C)	$280,000	$274,362
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,068,162)		$15,991,002
CORPORATE BONDS – 26.7%
Communication services – 2.7%
AT&T, Inc.
3.500%, 02/01/2061	45,000	44,249
3.550%, 09/15/2055	798,000	800,896
3.650%, 06/01/2051	215,000	222,664
3.800%, 12/01/2057	51,000	53,094
CCO Holdings LLC 4.500%, 08/15/2030 (C)	70,000	71,623
Charter Communications Operating LLC
5.050%, 03/30/2029	95,000	108,756
5.750%, 04/01/2048	125,000	155,882
6.484%, 10/23/2045	250,000	341,397
6.834%, 10/23/2055	40,000	57,205
Comcast Corp.
2.887%, 11/01/2051 (C)	21,000	20,328
2.937%, 11/01/2056 (C)	71,000	67,630
2.987%, 11/01/2063 (C)	77,000	73,075
3.250%, 11/01/2039	35,000	36,926
3.750%, 04/01/2040	335,000	375,041
Cox Communications, Inc. 2.600%, 06/15/2031 (C)	170,000	169,807
CSC Holdings LLC 3.375%, 02/15/2031 (C)	430,000	402,588
Discovery Communications LLC
3.800%, 03/13/2024	80,000	83,912
3.950%, 06/15/2025	12,000	12,782
4.000%, 09/15/2055	246,000	259,892
5.300%, 05/15/2049	100,000	125,204
IHS Holding, Ltd. 6.250%, 11/29/2028 (C)	200,000	202,500
Lamar Media Corp.
3.625%, 01/15/2031	30,000	29,214
3.750%, 02/15/2028	10,000	10,025
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (C)	40,000	40,000
Sprint Corp. 7.125%, 06/15/2024	85,000	95,426
Telecom Italia Capital SA
6.000%, 09/30/2034	15,000	15,865
7.721%, 06/04/2038	25,000	29,382
Telefonica Celular del Paraguay SA 5.875%, 04/15/2027 (C)	400,000	414,000
Time Warner Cable LLC
4.500%, 09/15/2042	455,000	496,046
5.875%, 11/15/2040	65,000	81,114
T-Mobile USA, Inc.
2.050%, 02/15/2028	185,000	183,632
2.700%, 03/15/2032 (C)	120,000	120,739
3.500%, 04/15/2025	320,000	339,032
3.875%, 04/15/2030	145,000	158,594
4.500%, 04/15/2050	140,000	163,856
VEON Holdings BV 3.375%, 11/25/2027 (C)	225,000	219,476
Verizon Communications, Inc.
2.650%, 11/20/2040	70,000	66,515
2.850%, 09/03/2041	90,000	88,788
3.400%, 03/22/2041	95,000	99,460
4.272%, 01/15/2036	15,000	17,595
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.400%, 11/01/2034	$225,000	$262,078
Videotron, Ltd. 5.375%, 06/15/2024 (C)	40,000	42,800
Vodafone Group PLC 6.150%, 02/27/2037	120,000	162,673
WMG Acquisition Corp. 3.875%, 07/15/2030 (C)	450,000	457,313
		7,279,074
Consumer discretionary – 1.5%
Amazon.com, Inc. 3.875%, 08/22/2037	170,000	199,807
AutoZone, Inc. 3.625%, 04/15/2025	55,000	58,650
Ford Motor Company 3.250%, 02/12/2032	35,000	35,840
General Motors Company 5.200%, 04/01/2045	80,000	98,980
General Motors Financial Company, Inc.
1.250%, 01/08/2026	135,000	132,089
1.500%, 06/10/2026	360,000	354,208
Hanesbrands, Inc. 4.875%, 05/15/2026 (C)	50,000	53,438
Howard University
2.701%, 10/01/2029	100,000	101,369
2.801%, 10/01/2030	100,000	102,441
3.476%, 10/01/2041	120,000	119,694
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	20,000	20,675
Las Vegas Sands Corp. 3.500%, 08/18/2026	180,000	182,194
Lithia Motors, Inc. 4.625%, 12/15/2027 (C)	30,000	31,554
McDonald's Corp.
3.350%, 04/01/2023	180,000	185,297
3.625%, 09/01/2049	130,000	143,744
New Red Finance, Inc. 3.500%, 02/15/2029 (C)	60,000	59,382
PulteGroup, Inc. 5.500%, 03/01/2026	307,000	349,065
Service Corp. International
3.375%, 08/15/2030	335,000	328,826
5.125%, 06/01/2029	507,000	543,758
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030 (C)	40,000	44,000
The Gap, Inc.
3.625%, 10/01/2029 (C)	240,000	237,384
3.875%, 10/01/2031 (C)	385,000	379,706
The Home Depot, Inc. 3.300%, 04/15/2040	190,000	205,994
The William Carter Company 5.625%, 03/15/2027 (C)	105,000	108,544
Toll Brothers Finance Corp. 4.875%, 11/15/2025	50,000	55,188
Yum! Brands, Inc. 3.625%, 03/15/2031	20,000	19,925
		4,151,752
Consumer staples – 1.0%
Altria Group, Inc. 3.700%, 02/04/2051	130,000	121,176
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	299,000	325,912

The accompanying notes are an integral part of the financial statements.	42

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.750%, 04/15/2058	$35,000	$43,273
5.450%, 01/23/2039	173,000	226,415
BAT Capital Corp. 2.789%, 09/06/2024	250,000	257,561
BAT International Finance PLC 1.668%, 03/25/2026	440,000	431,926
Conagra Brands, Inc.
4.300%, 05/01/2024	70,000	74,486
5.400%, 11/01/2048	30,000	40,402
Constellation Brands, Inc.
3.150%, 08/01/2029	92,000	97,033
4.650%, 11/15/2028	15,000	17,244
JBS Finance Luxembourg Sarl 2.500%, 01/15/2027 (C)	200,000	197,752
Kellogg Company 3.400%, 11/15/2027	150,000	161,601
Kernel Holding SA 6.500%, 10/17/2024	200,000	200,939
NBM US Holdings, Inc. 7.000%, 05/14/2026 (C)	420,000	440,479
TreeHouse Foods, Inc. 4.000%, 09/01/2028 (D)	15,000	14,400
		2,650,599
Energy – 2.2%
Apache Corp. 4.875%, 11/15/2027	20,000	21,800
BP Capital Markets America, Inc.
2.939%, 06/04/2051	80,000	76,789
3.060%, 06/17/2041	55,000	55,660
3.379%, 02/08/2061	105,000	107,872
3.633%, 04/06/2030	215,000	237,216
Continental Resources, Inc. 5.750%, 01/15/2031 (C)	80,000	94,210
DCP Midstream Operating LP
4.950%, 04/01/2022	20,000	20,000
5.600%, 04/01/2044	30,000	37,320
Ecopetrol SA 4.625%, 11/02/2031	210,000	204,162
Energy Transfer LP
4.950%, 06/15/2028	45,000	50,621
5.250%, 04/15/2029	225,000	257,715
6.125%, 12/15/2045	290,000	360,724
Enterprise Products Operating LLC
3.300%, 02/15/2053	20,000	19,892
4.250%, 02/15/2048	65,000	73,571
4.950%, 10/15/2054	80,000	100,925
EQM Midstream Partners LP 6.500%, 07/01/2027 (C)	15,000	16,800
Equinor ASA
1.750%, 01/22/2026	90,000	90,545
3.625%, 04/06/2040	125,000	138,872
3.700%, 04/06/2050	60,000	68,681
Exxon Mobil Corp. 4.227%, 03/19/2040	190,000	224,296
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (C)	265,000	259,732
2.625%, 03/31/2036 (C)	630,000	615,505
2.940%, 09/30/2040 (C)	200,000	199,043
Halliburton Company 4.850%, 11/15/2035	65,000	76,393
Hess Corp.
7.125%, 03/15/2033	58,000	77,496
7.300%, 08/15/2031	140,000	186,403
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Leviathan Bond, Ltd. 6.500%, 06/30/2027 (C)	$235,000	$251,713
Lundin Energy Finance BV
2.000%, 07/15/2026 (C)	200,000	198,599
3.100%, 07/15/2031 (C)	285,000	287,032
Marathon Petroleum Corp. 4.700%, 05/01/2025	200,000	218,184
MPLX LP 1.750%, 03/01/2026	25,000	24,748
NGPL PipeCo LLC 3.250%, 07/15/2031 (C)	105,000	106,657
Occidental Petroleum Corp. 4.100%, 02/15/2047	40,000	39,200
Qatar Energy
2.250%, 07/12/2031 (C)	295,000	292,218
3.300%, 07/12/2051 (C)	200,000	205,874
Shell International Finance BV
2.875%, 11/26/2041	55,000	55,047
3.000%, 11/26/2051	70,000	71,124
3.250%, 04/06/2050	85,000	90,434
Sunoco LP
4.500%, 04/30/2030 (C)	25,000	25,623
5.875%, 03/15/2028	20,000	21,150
Targa Resources Partners LP 4.875%, 02/01/2031	20,000	21,719
Tullow Oil PLC 7.000%, 03/01/2025 (C)	200,000	163,260
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029 (C)	45,000	46,688
Viper Energy Partners LP 5.375%, 11/01/2027 (C)	20,000	20,650
Western Midstream Operating LP 5.300%, 02/01/2030	60,000	65,942
		5,878,105
Financials – 6.7%
American International Group, Inc. 2.500%, 06/30/2025	445,000	458,838
Aon Corp. 2.200%, 11/15/2022	185,000	187,384
Athene Global Funding 2.646%, 10/04/2031 (C)	215,000	212,127
Bangkok Bank PCL (3.466% to 9-23-31, then 5 Year CMT + 2.150%) 09/23/2036 (C)	410,000	410,150
Bank of America Corp. 7.750%, 05/14/2038	130,000	203,691
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	270,000	277,307
Bank of America Corp. (2.572% to 10-20-31, then SOFR + 1.210%) 10/20/2032	110,000	110,528
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	285,000	299,541
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	100,000	105,200
Bank of America Corp. (4.083% to 3-20-50, then 3 month LIBOR + 3.150%) 03/20/2051	575,000	691,625
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	200,000	194,612
BNP Paribas SA (2.219% to 6-9-25, then SOFR + 2.074%) 06/09/2026 (C)	240,000	242,232

The accompanying notes are an integral part of the financial statements.	43

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Brighthouse Financial, Inc.
3.850%, 12/22/2051	$105,000	$103,563
5.625%, 05/15/2030	250,000	298,311
Capital One Financial Corp. 3.900%, 01/29/2024	205,000	215,727
Chubb INA Holdings, Inc. 3.050%, 12/15/2061	310,000	316,263
Citigroup, Inc.
3.200%, 10/21/2026	225,000	238,430
3.700%, 01/12/2026	315,000	340,602
4.450%, 09/29/2027	45,000	50,176
Citigroup, Inc. (2.520% to 11-3-31, then SOFR + 1.177%) 11/03/2032	205,000	204,757
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	90,000	90,467
Citigroup, Inc. (3.352% to 4-24-24, then 3 month LIBOR + 0.897%) 04/24/2025	220,000	229,713
Citigroup, Inc. (3.980% to 3-20-29, then 3 month LIBOR + 1.338%) 03/20/2030	110,000	121,428
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031	165,000	188,440
Danske Bank A/S
5.000%, 01/12/2022 (C)	225,000	225,199
5.375%, 01/12/2024 (C)	235,000	252,968
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	180,000	179,920
Equitable Financial Life Global Funding 1.800%, 03/08/2028 (C)	380,000	373,674
FirstCash, Inc.
4.625%, 09/01/2028 (C)	250,000	249,851
5.625%, 01/01/2030 (C)	220,000	224,220
GTP Acquisition Partners I LLC 3.482%, 06/16/2025 (C)	730,000	758,818
HSBC Holdings PLC (0.976% to 5-24-24, then SOFR + 0.708%) 05/24/2025	290,000	286,494
HSBC Holdings PLC (1.589% to 5-24-26, then SOFR + 1.290%) 05/24/2027	305,000	298,270
HSBC Holdings PLC (4.583% to 6-19-28, then 3 month LIBOR + 1.535%) 06/19/2029	290,000	324,871
JPMorgan Chase & Co. (1.561% to 12-10-24, then SOFR + 0.605%) 12/10/2025	270,000	270,288
JPMorgan Chase & Co. (2.545% to 11-8-31, then SOFR + 1.180%) 11/08/2032	260,000	261,462
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	50,000	51,769
JPMorgan Chase & Co. (3.109% to 4-22-40, then SOFR + 2.460%) 04/22/2041	90,000	93,208
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	70,000	72,322
JPMorgan Chase & Co. (3.157% to 4-22-41, then SOFR + 1.460%) 04/22/2042	455,000	474,966
JPMorgan Chase & Co. (3.220% to 3-1-24, then 3 month LIBOR + 1.155%) 03/01/2025	40,000	41,583
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	$285,000	$305,304
JPMorgan Chase & Co. (3.702% to 5-6-29, then 3 month LIBOR + 1.160%) 05/06/2030	280,000	305,999
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	595,000	642,889
JPMorgan Chase & Co. (4.005% to 4-23-28, then 3 month LIBOR + 1.120%) 04/23/2029	315,000	347,683
Marsh & McLennan Companies, Inc.
3.875%, 03/15/2024	85,000	89,898
4.750%, 03/15/2039	120,000	149,638
MGIC Investment Corp. 5.750%, 08/15/2023	30,000	31,613
Morgan Stanley 3.125%, 07/27/2026	55,000	58,263
Morgan Stanley (1.593% to 5-4-26, then SOFR + 0.879%) 05/04/2027	80,000	79,211
Morgan Stanley (1.794% to 2-13-31, then SOFR + 1.034%) 02/13/2032	515,000	487,471
Morgan Stanley (1.928% to 4-28-31, then SOFR + 1.020%) 04/28/2032	350,000	334,431
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	255,000	249,409
Morgan Stanley (2.511% to 10-20-31, then SOFR + 1.200%) 10/20/2032	30,000	29,968
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%) 07/22/2028	395,000	425,846
Navient Corp. 7.250%, 09/25/2023	21,000	22,641
New York Life Global Funding 2.000%, 01/22/2025 (C)	205,000	209,234
NTT Finance Corp. 1.162%, 04/03/2026 (C)	200,000	196,209
Power Finance Corp., Ltd. 3.950%, 04/23/2030 (C)	515,000	532,131
Santander Holdings USA, Inc. 3.700%, 03/28/2022	200,000	200,856
The Goldman Sachs Group, Inc. 6.750%, 10/01/2037	230,000	326,117
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	175,000	174,247
The Goldman Sachs Group, Inc. (2.383% to 7-21-31, then SOFR + 1.248%) 07/21/2032	325,000	319,994
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	340,000	342,442
The Goldman Sachs Group, Inc. (4.017% to 10-31-37, then 3 month LIBOR + 1.373%) 10/31/2038	25,000	28,593
The Goldman Sachs Group, Inc. (4.223% to 5-1-28, then 3 month LIBOR + 1.301%) 05/01/2029	235,000	261,044
The Goldman Sachs Group, Inc.(2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	35,000	35,219
The PNC Financial Services Group, Inc. 2.550%, 01/22/2030	45,000	46,262

The accompanying notes are an integral part of the financial statements.	44

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG 2.650%, 02/01/2022 (C)	$380,000	$380,665
UniCredit SpA 6.572%, 01/14/2022 (C)	350,000	350,507
Unum Group
4.125%, 06/15/2051	45,000	45,675
4.500%, 12/15/2049	120,000	127,636
Voya Financial, Inc. 4.800%, 06/15/2046	5,000	6,192
Wells Fargo & Company
3.000%, 04/22/2026 to 10/23/2026	205,000	215,359
3.750%, 01/24/2024	330,000	346,486
4.400%, 06/14/2046	60,000	71,109
4.900%, 11/17/2045	15,000	18,863
5.606%, 01/15/2044	15,000	20,297
Wells Fargo & Company (5.013% to 4-4-50, then SOFR + 4.502%) 04/04/2051	80,000	109,243
Willis North America, Inc. 3.600%, 05/15/2024	115,000	120,445
		18,276,084
Health care – 2.5%
AbbVie, Inc.
3.200%, 11/21/2029	115,000	122,957
4.625%, 10/01/2042	60,000	73,393
Alcon Finance Corp. 2.750%, 09/23/2026 (C)	400,000	413,393
Anthem, Inc. 3.500%, 08/15/2024	130,000	137,276
Astrazeneca Finance LLC 1.750%, 05/28/2028	395,000	392,702
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	34,000	35,445
Bausch Health Companies, Inc. 5.750%, 08/15/2027 (C)	50,000	51,900
Baxalta, Inc. 3.600%, 06/23/2022	11,000	11,092
Baxter International, Inc. 2.539%, 02/01/2032 (C)	715,000	722,306
Bayer US Finance II LLC 4.250%, 12/15/2025 (C)	260,000	281,213
Boston Scientific Corp.
1.900%, 06/01/2025	125,000	126,406
3.750%, 03/01/2026	355,000	381,361
Bristol-Myers Squibb Company
0.750%, 11/13/2025	320,000	311,641
2.550%, 11/13/2050	95,000	89,867
Centene Corp.
3.375%, 02/15/2030	5,000	5,092
4.250%, 12/15/2027	50,000	52,125
4.625%, 12/15/2029	585,000	630,899
Cigna Corp. 1.250%, 03/15/2026	450,000	443,503
CommonSpirit Health 3.347%, 10/01/2029	45,000	47,852
CVS Health Corp.
4.125%, 04/01/2040	85,000	97,588
5.125%, 07/20/2045	85,000	110,488
Gilead Sciences, Inc. 1.650%, 10/01/2030	400,000	383,373
HCA, Inc. 3.500%, 09/01/2030	40,000	42,275
Hill-Rom Holdings, Inc. 4.375%, 09/15/2027 (C)	30,000	31,350
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Humana, Inc. 2.150%, 02/03/2032	$105,000	$101,528
Kaiser Foundation Hospitals
2.810%, 06/01/2041	100,000	100,540
3.002%, 06/01/2051	165,000	169,798
Merck & Company, Inc.
1.900%, 12/10/2028	35,000	35,165
2.150%, 12/10/2031	140,000	140,390
2.750%, 12/10/2051	35,000	34,632
Royalty Pharma PLC
2.150%, 09/02/2031	245,000	231,441
2.200%, 09/02/2030	60,000	58,076
3.300%, 09/02/2040	55,000	54,841
Sutter Health 3.361%, 08/15/2050	110,000	115,263
Teleflex, Inc. 4.250%, 06/01/2028 (C)	45,000	46,359
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026	242,000	227,480
4.750%, 05/09/2027	200,000	198,174
UnitedHealth Group, Inc.
2.750%, 05/15/2040	140,000	142,125
3.500%, 08/15/2039	70,000	77,615
		6,728,924
Industrials – 2.3%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	270,000	275,068
Ashtead Capital, Inc. 4.375%, 08/15/2027 (C)	605,000	626,599
BOC Aviation USA Corp. 1.625%, 04/29/2024 (C)	605,000	604,085
Builders FirstSource, Inc. 5.000%, 03/01/2030 (C)	225,000	241,399
BWX Technologies, Inc. 4.125%, 04/15/2029 (C)	55,000	55,688
Canadian Pacific Railway Company 2.450%, 12/02/2031	115,000	117,252
Clean Harbors, Inc.
4.875%, 07/15/2027 (C)	625,000	643,750
5.125%, 07/15/2029 (C)	25,000	26,500
DAE Funding LLC 1.550%, 08/01/2024 (C)	435,000	431,738
Imola Merger Corp. 4.750%, 05/15/2029 (C)	50,000	51,303
International Airport Finance SA 12.000%, 03/15/2033 (C)	326,174	350,637
L3Harris Technologies, Inc. 3.850%, 06/15/2023	260,000	270,054
Northrop Grumman Corp. 5.150%, 05/01/2040	95,000	123,250
Otis Worldwide Corp. 2.565%, 02/15/2030	165,000	167,372
Penske Truck Leasing Company LP
2.700%, 11/01/2024 (C)	250,000	257,610
4.000%, 07/15/2025 (C)	170,000	182,462
Raytheon Technologies Corp.
2.375%, 03/15/2032	400,000	399,566
3.030%, 03/15/2052	55,000	55,264
3.650%, 08/16/2023	4,000	4,159
3.950%, 08/16/2025	60,000	65,059
4.450%, 11/16/2038	120,000	144,624
Sensata Technologies BV 5.000%, 10/01/2025 (C)	75,000	81,375

The accompanying notes are an integral part of the financial statements.	45

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The Boeing Company
5.040%, 05/01/2027	$220,000	$247,719
5.150%, 05/01/2030	135,000	157,289
Trane Technologies Luxembourg Finance SA 4.500%, 03/21/2049	40,000	49,488
Union Pacific Corp.
2.375%, 05/20/2031	290,000	295,598
2.973%, 09/16/2062	90,000	88,970
United Airlines, Inc. 4.625%, 04/15/2029 (C)	45,000	46,406
United Rentals North America, Inc.
4.000%, 07/15/2030	35,000	35,963
5.500%, 05/15/2027	65,000	67,600
		6,163,847
Information technology – 3.7%
Apple, Inc.
1.400%, 08/05/2028	465,000	455,352
2.200%, 09/11/2029	85,000	87,000
2.650%, 02/08/2051	235,000	231,054
3.450%, 02/09/2045	45,000	50,215
4.375%, 05/13/2045	35,000	44,135
Black Knight InfoServ LLC 3.625%, 09/01/2028 (C)	824,000	822,921
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	510,000	518,925
4.000%, 07/01/2029 (C)	80,000	82,631
Broadcom, Inc.
3.187%, 11/15/2036 (C)	225,000	224,608
3.419%, 04/15/2033 (C)	420,000	440,287
3.469%, 04/15/2034 (C)	46,000	48,147
4.300%, 11/15/2032	35,000	39,332
CDK Global, Inc. 5.250%, 05/15/2029 (C)	83,000	87,980
CDW LLC
2.670%, 12/01/2026	60,000	61,476
3.250%, 02/15/2029	300,000	302,679
3.276%, 12/01/2028	55,000	56,355
3.569%, 12/01/2031	50,000	52,019
4.125%, 05/01/2025	230,000	236,325
Entegris, Inc.
3.625%, 05/01/2029 (C)	20,000	20,050
4.375%, 04/15/2028 (C)	40,000	41,100
Fair Isaac Corp. 4.000%, 06/15/2028 (C)	238,000	244,647
Gartner, Inc.
3.625%, 06/15/2029 (C)	50,000	50,553
3.750%, 10/01/2030 (C)	143,000	146,203
4.500%, 07/01/2028 (C)	193,000	201,566
Global Payments, Inc.
2.150%, 01/15/2027	55,000	55,219
3.200%, 08/15/2029	230,000	239,559
Go Daddy Operating Company LLC
3.500%, 03/01/2029 (C)	55,000	54,579
5.250%, 12/01/2027 (C)	454,000	469,323
Intel Corp. 3.100%, 02/15/2060	175,000	174,869
Kyndryl Holdings, Inc. 3.150%, 10/15/2031 (C)	170,000	164,902
Leidos, Inc. 3.625%, 05/15/2025	130,000	138,050
Marvell Technology, Inc.
2.450%, 04/15/2028	245,000	248,483
2.950%, 04/15/2031	190,000	193,598
Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Mastercard, Inc. 2.950%, 03/15/2051		$110,000	$113,812
Microchip Technology, Inc. 2.670%, 09/01/2023		370,000	377,879
Microsoft Corp. 3.041%, 03/17/2062		129,000	137,997
Nokia OYJ
4.375%, 06/12/2027		130,000	140,400
6.625%, 05/15/2039		40,000	55,350
NortonLifeLock, Inc. 5.000%, 04/15/2025 (C)		530,000	534,041
NVIDIA Corp. 3.500%, 04/01/2040		185,000	207,904
NXP BV
4.300%, 06/18/2029 (C)		25,000	28,008
4.875%, 03/01/2024 (C)		285,000	306,149
5.350%, 03/01/2026 (C)		115,000	129,940
5.550%, 12/01/2028 (C)		95,000	113,775
Open Text Corp. 3.875%, 12/01/2029 (C)		355,000	359,438
Open Text Holdings, Inc. 4.125%, 12/01/2031 (C)		60,000	60,600
Oracle Corp.
2.875%, 03/25/2031		225,000	226,433
3.850%, 04/01/2060		440,000	434,478
3.950%, 03/25/2051		80,000	83,049
4.100%, 03/25/2061		115,000	119,855
SS&C Technologies, Inc. 5.500%, 09/30/2027 (C)		262,000	273,790
Xerox Holdings Corp. 5.500%, 08/15/2028 (C)		40,000	42,150
			10,029,190
Materials – 1.0%
Ball Corp. 4.000%, 11/15/2023		570,000	594,938
Commercial Metals Company 5.375%, 07/15/2027		20,000	20,800
DuPont de Nemours, Inc. 4.205%, 11/15/2023		340,000	359,540
FS Luxembourg Sarl 10.000%, 12/15/2025 (C)		200,000	219,252
LYB International Finance III LLC 1.250%, 10/01/2025		167,000	164,173
Metinvest BV 5.625%, 06/17/2025 (C)	EUR	195,000	219,454
Olin Corp. 5.125%, 09/15/2027		$25,000	25,656
Standard Industries, Inc.
3.375%, 01/15/2031 (C)		40,000	38,532
4.375%, 07/15/2030 (C)		410,000	418,407
Suzano Austria GmbH 3.125%, 01/15/2032		170,000	164,477
The Chemours Company 5.375%, 05/15/2027 (D)		45,000	48,150
Vale Overseas, Ltd.
3.750%, 07/08/2030		135,000	139,726
6.250%, 08/10/2026		175,000	202,564
			2,615,669
Real estate – 0.8%
American Tower Corp.
1.450%, 09/15/2026		85,000	83,171
1.500%, 01/31/2028		45,000	43,052
2.400%, 03/15/2025		135,000	138,620
EPR Properties
3.600%, 11/15/2031		85,000	84,094

The accompanying notes are an integral part of the financial statements.	46

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
EPR Properties (continued)
3.750%, 08/15/2029	$120,000	$121,111
4.950%, 04/15/2028	225,000	242,783
Equinix, Inc. 2.000%, 05/15/2028	90,000	88,333
GLP Capital LP
3.250%, 01/15/2032	105,000	105,566
4.000%, 01/15/2031	150,000	160,049
5.300%, 01/15/2029	130,000	147,576
5.750%, 06/01/2028	130,000	150,103
Realty Income Corp.
2.200%, 06/15/2028	15,000	15,140
2.850%, 12/15/2032	15,000	15,565
3.400%, 01/15/2028	60,000	64,707
SBA Tower Trust
2.836%, 01/15/2025 (C)	300,000	307,776
3.448%, 03/15/2023 (C)	435,000	437,097
VICI Properties LP 4.250%, 12/01/2026 (C)	10,000	10,415
		2,215,158
Utilities – 2.3%
Alabama Power Company
3.450%, 10/01/2049	120,000	127,147
4.150%, 08/15/2044	105,000	122,718
American Water Capital Corp. 4.150%, 06/01/2049	80,000	94,424
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	140,000	142,385
4.973%, 05/01/2046	5,000	6,038
Commonwealth Edison Company 3.650%, 06/15/2046	175,000	193,769
Consolidated Edison Company of New York, Inc. 3.200%, 12/01/2051	120,000	120,250
Duke Energy Carolinas LLC 3.450%, 04/15/2051	5,000	5,468
Duke Energy Corp. 2.550%, 06/15/2031	385,000	385,455
Duke Energy Indiana LLC
2.750%, 04/01/2050	140,000	136,164
3.250%, 10/01/2049	105,000	108,636
Duke Energy Progress LLC 3.700%, 10/15/2046	125,000	139,276
Duquesne Light Holdings, Inc. 2.775%, 01/07/2032 (C)	130,000	128,446
Enel Finance International NV 1.375%, 07/12/2026 (C)	220,000	214,240
Evergy, Inc.
2.450%, 09/15/2024	90,000	92,303
2.900%, 09/15/2029	175,000	179,124
Exelon Corp. 3.950%, 06/15/2025	210,000	224,354
FirstEnergy Corp.
1.600%, 01/15/2026	35,000	33,775
2.250%, 09/01/2030	75,000	72,202
3.400%, 03/01/2050	140,000	137,200
5.350%, 07/15/2047	65,000	77,269
Georgia Power Company 4.300%, 03/15/2042	200,000	227,698
IPALCO Enterprises, Inc. 3.700%, 09/01/2024	175,000	183,050
ITC Holdings Corp. 2.950%, 05/14/2030 (C)	165,000	168,473
Jersey Central Power & Light Company 2.750%, 03/01/2032 (C)	125,000	126,675
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
MidAmerican Energy Company
3.150%, 04/15/2050	$90,000	$94,200
3.650%, 08/01/2048	25,000	28,099
NiSource, Inc. 3.490%, 05/15/2027	210,000	225,422
NRG Energy, Inc. 2.450%, 12/02/2027 (C)	190,000	188,263
Oglethorpe Power Corp. 5.050%, 10/01/2048	135,000	170,340
Pacific Gas & Electric Company
2.500%, 02/01/2031	430,000	409,601
4.950%, 07/01/2050	355,000	386,615
PacifiCorp
4.125%, 01/15/2049	33,000	38,018
4.150%, 02/15/2050	45,000	53,236
Puget Energy, Inc.
3.650%, 05/15/2025	180,000	190,210
4.100%, 06/15/2030	130,000	140,523
Sempra Energy
3.400%, 02/01/2028	200,000	212,903
3.800%, 02/01/2038	85,000	93,264
4.000%, 02/01/2048	25,000	27,811
Southern California Edison Company
2.850%, 08/01/2029	135,000	139,517
4.000%, 04/01/2047	72,000	79,388
The AES Corp. 3.300%, 07/15/2025 (C)	175,000	181,195
The Southern Company 2.950%, 07/01/2023	70,000	71,687
		6,176,831
TOTAL CORPORATE BONDS (Cost $69,757,851)		$72,165,233
MUNICIPAL BONDS – 2.1%
Chicago Board of Education (Illinois), GO
6.038%, 12/01/2029	30,000	34,287
6.138%, 12/01/2039	155,000	191,417
6.319%, 11/01/2029	185,000	219,867
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	90,000	99,947
County of Riverside (California)
2.963%, 02/15/2027	600,000	632,653
3.070%, 02/15/2028	600,000	637,371
Metropolitan Transportation Authority (New York)
4.750%, 11/15/2045	255,000	305,521
5.175%, 11/15/2049	705,000	965,091
Municipal Electric Authority of Georgia 6.637%, 04/01/2057	91,000	138,543
New York Transportation Development Corp. 4.248%, 09/01/2035	715,000	780,593
Philadelphia Authority for Industrial Development (Pennsylvania) 6.550%, 10/15/2028	675,000	848,229
State Board of Administration Finance Corp. (Florida) 1.258%, 07/01/2025	510,000	507,513
State of Illinois, GO
4.950%, 06/01/2023	241,818	251,083
5.000%, 01/01/2023	40,000	41,531
5.947%, 04/01/2022	120,000	121,572
TOTAL MUNICIPAL BONDS (Cost $5,240,399)		$5,775,218

The accompanying notes are an integral part of the financial statements.	47

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (E) – 3.2%
Communication services – 0.2%
Clear Channel Outdoor Holdings, Inc., Term Loan B (3 month LIBOR + 3.500%) 3.629%, 08/21/2026		$136,850	$134,855
CSC Holdings LLC, 2019 Term Loan B5 (3 month LIBOR + 2.500%) 2.610%, 04/15/2027		97,022	95,688
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024		131,829	131,609
Terrier Media Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.604%, 12/17/2026		107,811	107,245
			469,397
Consumer discretionary – 0.6%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 4.005%, 07/10/2028		100,000	99,722
Boyd Gaming Corp., Term Loan B3 (1 month LIBOR + 2.250%) 2.354%, 09/15/2023		68,186	68,100
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%) 2.851%, 12/23/2024		106,839	106,171
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 4.000%, 10/18/2028		100,000	99,000
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.354%, 04/30/2026		84,521	83,950
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.750%, 10/21/2024		101,563	101,224
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 03/15/2028		96,881	96,538
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%) 4.500%, 05/12/2028		99,500	99,376
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 11/19/2026		683,760	673,503
Staples, Inc., 7 Year Term Loan (3 month LIBOR + 5.000%) 5.132%, 04/16/2026		125,166	120,729
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%) 3.250%, 07/20/2026	EUR	115,000	130,028
			1,678,341
Consumer staples – 0.1%
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%) 2.625%, 08/15/2025		$167,481	166,504
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026		197,011	197,628
			364,132
Financials – 0.1%
Asurion LLC, 2018 Term Loan B6 (1 month LIBOR + 3.125%) 3.229%, 11/03/2023		100,649	100,326
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%) 3.354%, 12/23/2026		99,000	98,258
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Financials (continued)
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%) 3.854%, 09/03/2026	$131,625	$131,405
		329,989
Health care – 0.5%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	99,250	98,547
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%) 3.104%, 06/02/2025	61,813	61,488
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%) 3.500%, 03/01/2024	97,449	97,337
Elanco Animal Health, Inc., Term Loan B (3 month LIBOR + 1.750%) 1.849%, 08/01/2027	389,657	384,179
Endo Luxembourg Finance Company I Sarl, 2021 Term Loan (3 month LIBOR + 5.000%) 5.750%, 03/27/2028	143,761	139,520
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	99,500	99,817
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	175,000	174,923
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.854%, 03/31/2027	98,295	97,891
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 3.599%, 09/30/2026	123,750	122,805
		1,276,507
Industrials – 0.7%
American Builders & Contractors Supply Company, Inc., 2019 Term Loan (1 month LIBOR + 2.000%) 2.104%, 01/15/2027	394,950	391,987
AVSC Holding Corp., 2020 Term Loan B1 (3 month LIBOR + 3.250%) 4.250%, 03/03/2025	72,697	66,590
Brand Industrial Services, Inc., 2017 Term Loan (3 month LIBOR + 4.250%) 5.250%, 06/21/2024	191,000	186,517
Gardner Denver, Inc., 2020 USD Term Loan B2 (1 month LIBOR + 1.750%) 1.854%, 03/01/2027	122,143	120,700
Ingersoll-Rand Services Company, 2020 USD Spinco Term Loan (1 month LIBOR + 1.750%) 1.854%, 03/01/2027	394,975	390,310
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%) 3.352%, 02/06/2026	197,258	196,342
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.000%, 07/30/2027	173,257	173,232
Trans Union LLC, 2019 Term Loan B5 (1 month LIBOR + 1.750%) 1.854%, 11/16/2026	352,828	349,299

The accompanying notes are an integral part of the financial statements.	48

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
Industrials (continued)
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%) 2.354%, 05/30/2025	$95,975	$94,579
		1,969,556
Information technology – 0.8%
FleetCor Technologies Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 04/28/2028	258,701	255,402
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%) 4.750%, 10/01/2027	99,086	99,235
Go Daddy Operating Company LLC, 2017 Repriced Term Loan (1 month LIBOR + 1.750%) 1.854%, 02/15/2024	388,201	385,507
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	99,250	99,214
Science Applications International Corp., 2018 Term Loan B (1 month LIBOR + 1.875%) 1.979%, 10/31/2025	377,534	377,017
Solera LLC, USD Term Loan B (3 month LIBOR + 4.000%) 4.500%, 06/02/2028	99,750	99,656
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	101,229	100,002
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	82,175	81,179
SS&C Technologies, Inc., 2018 Term Loan B5 (1 month LIBOR + 1.750%) 1.854%, 04/16/2025	97,498	96,381
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.854%, 05/04/2026	97,750	97,383
WEX, Inc., 2021 Term Loan (1 month LIBOR + 2.250%) 2.354%, 03/31/2028	451,588	448,765
		2,139,741
Materials – 0.2%
Axalta Coating Systems US Holdings, Inc., USD Term Loan B3 (3 month LIBOR + 1.750%) 1.974%, 06/01/2024	197,064	196,818
Proampac PG Borrower LLC, 2020 Term Loan (Prime rate + 2.750% and 3 month LIBOR + 3.750%) 4.500%, 11/03/2025	99,500	99,500
Quikrete Holdings, Inc., 2021 Term Loan B1 06/11/2028 TBD (F)	100,000	99,722
		396,040
TOTAL TERM LOANS (Cost $8,649,543)		$8,623,703
COLLATERALIZED MORTGAGE OBLIGATIONS – 14.2%
Commercial and residential – 11.8%
Alternative Loan Trust
Series 2005-27, Class 2A1 (12 month Treasury Average Index + 1.350%), 1.457%, 08/25/2035 (G)	131,693	117,950
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Alternative Loan Trust (continued)
Series 2005-56, Class 5A1 (1 month LIBOR + 0.640%), 0.732%, 11/25/2035 (G)	$63,392	$56,463
Series 2005-72, Class A1 (1 month LIBOR + 0.540%), 0.632%, 01/25/2036 (G)	17,053	17,010
Series 2005-7CB, Class 2A8 (1 month LIBOR + 0.450%), 0.542%, 03/01/2038 (G)	109,575	91,160
Series 2006-9T1, Class A1, 5.750%, 05/25/2036	69,629	41,053
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11 (12 month Treasury Average Index + 0.940%), 1.056%, 10/25/2046 (G)	36,238	29,436
Series 2007-2, Class A1 (1 month LIBOR + 0.125%), 0.217%, 03/25/2047 (G)	15,984	15,219
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(H)	28,258	28,359
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (C)(H)	245,929	245,250
Series 2021-2, Class A1, 0.985%, 04/25/2066 (C)(H)	220,163	217,601
Series 2021-4, Class A2, 1.241%, 01/20/2065 (C)(H)	205,678	203,206
Series 2021-5, Class A1, 1.019%, 07/25/2066 (C)(H)	502,283	495,197
Series 2021-6, Class A1, 1.458%, 09/25/2066 (C)(H)	633,756	627,931
Series 2021-8, Class A1, 1.820%, 11/25/2066 (C)(H)	319,000	318,961
Arroyo Mortgage Trust Series 2019-2, Class A1 3.347%, 04/25/2049 (C)(H)	314,587	316,698
BANK
Series 2017-BNK8, Class XA IO, 0.731%, 11/15/2050	4,433,599	162,021
Series 2019-BN18, Class XA IO, 0.900%, 05/15/2062	1,415,289	79,655
Series 2019-BN20, Class XA IO, 0.836%, 09/15/2062	2,439,209	134,303
Series 2019-BN22, Class XA IO, 0.600%, 11/15/2062	2,440,429	101,568
Series 2019-BN23, Class XA IO, 0.697%, 12/15/2052	1,924,247	94,086
Series 2019-BN24, Class XA IO, 0.646%, 11/15/2062	1,186,496	54,550
Series 2020-BN28, Class XA IO, 1.785%, 03/15/2063	2,597,747	334,598
Series 2021-BN31, Class A4, 2.036%, 02/15/2054	285,000	281,541
BBCMS Mortgage Trust
Series 2017-C1, Class XA IO, 1.451%, 02/15/2050	3,223,383	190,359
Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.943%, 08/15/2036 (C)(G)	949,000	948,127

The accompanying notes are an integral part of the financial statements.	49

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BCAP LLC Trust Series 2006-AA2, Class A1 (1 month LIBOR + 0.340%) 0.262%, 01/25/2037 (G)	$95,526	$93,741
Bear Stearns ALT-A Trust Series 2005-10, Class 11A1 (1 month LIBOR + 0.500%) 0.592%, 01/25/2036 (G)	98,869	118,443
Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1 (1 month LIBOR + 0.180%) 0.272%, 10/25/2036 (G)	8,150	7,805
Bellemeade Re, Ltd. Series 2019-4A, Class M1A (1 month LIBOR + 1.400%) 1.492%, 10/25/2029 (C)(G)	40,708	40,708
Benchmark Mortgage Trust
Series 2018-B1, Class XA IO, 0.511%, 01/15/2051	1,319,046	32,408
Series 2018-B4, Class XA IO, 0.513%, 07/15/2051	2,300,033	55,365
Series 2018-B8, Class XA IO, 0.663%, 01/15/2052	4,746,606	170,394
Series 2019-B10, Class XA IO, 1.227%, 03/15/2062	3,185,643	219,338
Series 2019-B12, Class XA IO, 1.064%, 08/15/2052	1,092,241	62,842
Series 2020-B18, Class XA IO, 1.793%, 07/15/2053	698,729	73,610
Series 2020-B22, Class XA IO, 1.522%, 01/15/2054	1,163,727	133,225
BINOM Securitization Trust Series 2021-INV1, Class A1 2.034%, 06/25/2056 (C)(H)	225,000	225,384
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1, 0.941%, 02/25/2049 (C)(H)	153,322	152,102
Series 2021-NQM2, Class A1, 0.970%, 03/25/2060 (C)(H)	208,640	207,383
BX Commercial Mortgage Trust Series 2019-XL, Class A (1 month LIBOR + 0.920%) 1.013%, 10/15/2036 (C)(G)	550,597	550,749
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) 2.643%, 12/15/2037 (C)(G)	355,000	354,216
Century Plaza Towers Series 2019-CPT, Class A 2.865%, 11/13/2039 (C)	345,000	358,921
Chase Mortgage Finance Trust Series 2005-S3, Class A10 5.500%, 11/25/2035	108,014	99,944
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3 (1 month LIBOR + 0.680%), 0.772%, 03/25/2035 (G)	29,383	27,543
Series 2007-HY4, Class 1A1, 3.041%, 09/25/2047 (H)	66,595	63,798
CIM Trust Series 2017-7, Class A 3.000%, 04/25/2057 (C)(H)	159,467	160,950
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class XA IO, 0.917%, 07/10/2047	$1,708,616	$35,247
Series 2015-GC29, Class XA IO, 1.034%, 04/10/2048	1,604,253	45,515
Series 2016-C3, Class C, 4.121%, 11/15/2049 (H)	288,000	292,717
COLT Mortgage Loan Trust Series 2021-3, Class A1 0.956%, 09/27/2066 (C)(H)	505,481	497,456
Commercial Mortgage Trust (Bank of America Merrill Lynch/Deutsche Bank AG) Series 2013-WWP, Class A2 3.424%, 03/10/2031 (C)	800,000	820,045
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class A4, 4.051%, 04/10/2047	480,000	506,523
Series 2014-CR17, Class A5, 3.977%, 05/10/2047	390,000	411,563
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class A1, 4.353%, 08/10/2030 (C)	260,000	269,538
Series 2015-3BP, Class A, 3.178%, 02/10/2035 (C)	580,000	603,221
Credit Suisse Mortgage Capital Certificates
Series 2017-FHA1, Class A1, 3.250%, 04/25/2047 (C)(H)	181,669	187,199
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (C)(H)	455,387	450,834
Series 2021-NQM8, Class A1, 1.841%, 10/25/2066 (C)(H)	300,000	299,752
Series 2021-RPL4, Class A1, 1.796%, 12/27/2060 (C)(H)	173,496	173,465
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4, 3.505%, 04/15/2050	15,000	15,754
Series 2015-C2, Class XA IO, 0.746%, 06/15/2057	4,954,078	99,919
Series 2016-C6, Class XA IO, 1.867%, 01/15/2049	1,076,092	72,161
DBJPM Mortgage Trust Series 2020-C9, Class XA IO 1.713%, 09/15/2053	528,948	49,441
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (C)(H)	146,488	144,024
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1 (1 month LIBOR + 0.300%) 0.242%, 03/25/2037 (G)	44,769	45,316
Ellington Financial Mortgage Trust Series 2021-2, Class A1 0.931%, 06/25/2066 (C)(H)	122,394	120,054
GCAT Trust
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (C)(H)	279,139	277,369
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (C)(H)	378,920	375,027

The accompanying notes are an integral part of the financial statements.	50

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GCAT Trust (continued)
Series 2021-NQM7, Class A1, 1.915%, 08/25/2066 (C)(H)	$285,000	$285,042
GMACM Mortgage Loan Trust Series 2006-AR1, Class 1A1 3.049%, 04/19/2036 (H)	104,387	90,626
GS Mortgage Securities Trust
Series 2012-ALOH, Class A, 3.551%, 04/10/2034 (C)	670,000	669,970
Series 2014-GC20, Class A5, 3.998%, 04/10/2047	395,000	413,287
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1, 2.927%, 01/25/2036 (H)	3,918	4,027
Series 2007-1F, Class 4A1 (1 month LIBOR + 0.300%), 0.392%, 01/25/2037 (G)	81,230	19,267
HarborView Mortgage Loan Trust
Series 2005-8, Class 1A2A (1 month LIBOR + 0.660%), 0.753%, 09/19/2035 (G)	23,613	19,231
Series 2006-12, Class 2A13 (1 month LIBOR + 0.240%), 0.329%, 12/19/2036 (G)	146,626	146,935
Series 2006-12, Class 2A2A (1 month LIBOR + 0.190%), 0.279%, 01/19/2038 (G)	53,933	52,506
Series 2007-7, Class 2A1B (1 month LIBOR + 1.000%), 1.092%, 10/25/2037 (G)	58,413	55,859
Home Re, Ltd. Series 2018-1, Class M1 (1 month LIBOR + 1.600%) 1.692%, 10/25/2028 (C)(G)	108,016	108,016
Imperial Fund Mortgage Trust Series 2021-NQM2, Class A1 1.073%, 09/25/2056 (C)(H)	256,407	253,300
IndyMac INDA Mortgage Loan Trust Series 2006-AR3, Class 1A1 3.002%, 12/25/2036 (H)	37,950	35,664
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A4 3.997%, 04/15/2047	395,000	413,451
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class AFX 2.812%, 01/16/2037 (C)	160,000	162,856
JPMorgan Mortgage Trust Series 2006-A3, Class 3A2 3.038%, 05/25/2036 (H)	8,060	7,191
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1, 3.000%, 06/25/2059 (C)	331,099	331,616
Series 2019-GS7, Class A1, 3.250%, 11/25/2059 (C)	441,880	443,139
Series 2021-GS2, Class A1, 1.750%, 04/25/2061 (C)	177,476	175,929
Series 2021-GS3, Class A1, 1.750%, 07/25/2061 (C)	221,771	219,693
Series 2021-GS4, Class A1, 1.650%, 11/25/2060 (C)	116,752	115,330
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Lehman XS Trust Series 2006-16N, Class A4A (1 month LIBOR + 0.380%) 0.282%, 11/25/2046 (G)	$119,798	$115,121
LSTAR Securities Investment Trust
Series 2019-3, Class A1 (1 month LIBOR + 2.500%), 2.600%, 04/01/2024 (C)(G)	155,158	155,066
Series 2019-4, Class A1 (1 month LIBOR + 2.500%), 2.600%, 05/01/2024 (C)(G)	324,569	323,200
Series 2021-1, Class A (1 month LIBOR + 1.800%), 1.900%, 02/01/2026 (C)(G)	282,692	284,419
Luminent Mortgage Trust Series 2006-4, Class A1A (1 month LIBOR + 0.380%) 0.472%, 05/25/2046 (G)	107,397	98,193
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 3A7 2.791%, 11/21/2034 (H)	16,708	16,896
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (C)(H)	54,314	54,025
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (C)(H)	235,472	234,107
Series 2021-NQM2, Class A1, 1.029%, 11/25/2064 (C)(H)	234,034	231,818
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class XA IO 0.980%, 12/15/2047	985,084	22,371
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 09/09/2032 (C)	610,000	637,847
Series 2017-H1, Class XA IO, 1.344%, 06/15/2050	702,539	36,519
MTRO Commercial Mortgage Trust Series 2019-TECH, Class D (1 month LIBOR + 1.800%) 1.893%, 12/15/2033 (C)(G)	300,000	291,878
Natixis Commercial Mortgage Securities Trust Series 2019-1776, Class C 2.906%, 10/15/2036 (C)	185,000	184,598
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1, 3.750%, 11/26/2035 (C)(H)	222,595	232,352
Series 2016-4A, Class A1, 3.750%, 11/25/2056 (C)(H)	243,140	256,405
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (C)(H)	434,579	457,881
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (C)(H)	403,548	424,580
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (C)(H)	314,731	329,797
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (C)(H)	222,712	233,476
Series 2017-5A, Class A1 (1 month LIBOR + 1.500%), 1.592%, 06/25/2057 (C)(G)	215,883	218,467

The accompanying notes are an integral part of the financial statements.	51

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
New Residential Mortgage Loan Trust (continued)
Series 2017-6A, Class A1, 4.000%, 08/27/2057 (C)(H)	$375,575	$393,210
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (C)(H)	160,746	169,163
Series 2018-4A, Class A1S (1 month LIBOR + 0.750%), 0.842%, 01/25/2048 (C)(G)	304,598	304,713
Series 2019-5A, Class A1B, 3.500%, 08/25/2059 (C)(H)	241,659	247,913
Series 2019-NQM4, Class A1, 2.492%, 09/25/2059 (C)(H)	74,599	74,831
Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (C)(H)	170,373	169,459
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (C)(H)	513,356	505,922
Oaktown Re II, Ltd. Series 2018-1A, Class M1 (1 month LIBOR + 1.550%) 1.642%, 07/25/2028 (C)(G)	93,982	93,982
Oaktown Re III, Ltd. Series 2019-1A, Class M1A (1 month LIBOR + 1.400%) 1.492%, 07/25/2029 (C)(G)	32,514	32,525
OBX Trust
Series 2021-NQM1, Class A1, 1.072%, 02/25/2066 (C)(H)	422,371	417,144
Series 2021-NQM3, Class A1, 1.020%, 07/25/2061 (C)(H)	317,001	312,724
PMT Credit Risk Transfer Trust Series 2019-1R, Class A (1 month LIBOR + 2.000%) 2.096%, 03/27/2024 (C)(G)	129,903	129,900
PRPM LLC
Series 2020-6, Class A1, 2.363%, 11/25/2025 (C)	98,052	97,769
Series 2021-3, Class A1, 1.867%, 04/25/2026 (C)	256,369	254,808
Series 2021-4, Class A1, 1.867%, 04/25/2026 (C)	334,084	330,573
Series 2021-9, Class A1, 2.363%, 10/25/2026 (C)(H)	621,823	616,691
RALI Series Trust Series 2007-QH7, Class 1A1 (1 month LIBOR + 0.500%) 0.342%, 08/25/2037 (G)	46,848	44,553
RCO VII Mortgage LLC Series 2021-1, Class A1 1.868%, 05/26/2026 (C)	245,322	244,005
Seasoned Credit Risk Transfer Trust Series 2019-3, Class MV 3.500%, 10/25/2058	123,103	133,014
SG Commercial Mortgage Securities Trust Series 2020-COVE, Class A 2.632%, 03/15/2037 (C)	645,000	656,468
SG Residential Mortgage Trust Series 2021-1, Class A1 1.160%, 07/25/2061 (C)(H)	470,089	463,162
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2021-1, Class A1, 1.219%, 05/25/2065 (C)(H)	$370,078	$368,691
Series 2021-2, Class A1, 0.943%, 05/25/2065 (C)(H)	137,878	136,834
Series 2021-6, Class A1, 1.920%, 11/25/2066 (C)(H)	457,000	456,358
Toorak Mortgage Corp., Ltd. Series 2021-1, Class A1 2.240%, 06/25/2024 (C)	330,000	328,794
Triangle Re, Ltd. Series 2021-2, Class M1A (1 month LIBOR + 2.050%) 2.142%, 10/25/2033 (C)(G)	265,000	265,151
Verus Securitization Trust
Series 2021-2, Class A1, 1.031%, 02/25/2066 (C)(H)	195,219	193,179
Series 2021-8, Class A1, 1.824%, 11/25/2066 (C)(H)	334,000	333,800
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (C)(H)	212,271	211,634
WaMu Mortgage Pass-Through Certificates Series 2007-HY6, Class 1A1 2.788%, 06/25/2037 (H)	13,998	13,672
Washington Mutual Mortgage Pass-Through Certificates Series 2006-5, Class 1A1 (1 month LIBOR + 0.600%) 0.692%, 07/25/2036 (G)	21,863	14,817
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5, 3.817%, 08/15/2050	310,000	324,835
Series 2015-NXS1, Class D, 4.146%, 05/15/2048 (H)	40,000	40,205
Series 2015-NXS1, Class XA IO, 1.093%, 05/15/2048	1,553,455	43,543
Series 2015-NXS3, Class XA IO, 0.898%, 09/15/2057	2,697,203	77,094
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A5 4.101%, 03/15/2047	304,634	320,301
		31,886,699
U.S. Government Agency – 2.4%
Federal Home Loan Mortgage Corp.
Series 2018-HRP1, Class M2 (1 month LIBOR + 1.650%), 1.742%, 04/25/2043 (C)(G)	75,347	75,370
Series 2019-DNA2, Class M2 (1 month LIBOR + 2.450%), 2.542%, 03/25/2049 (C)(G)	292,612	295,591
Series 2019-DNA3, Class M2 (1 month LIBOR + 2.050%), 2.142%, 07/25/2049 (C)(G)	247,241	248,922
Series 2019-HQA1, Class M2 (1 month LIBOR + 2.350%), 2.442%, 02/25/2049 (C)(G)	448,830	452,508
Series 2019-HQA3, Class M2 (1 month LIBOR + 1.850%), 1.942%, 09/25/2049 (C)(G)	180,853	181,307
Series 3883, Class PB, 3.000%, 05/15/2041	74,604	78,030

The accompanying notes are an integral part of the financial statements.	52

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4139, Class PA, 2.500%, 11/15/2041	$268,371	$276,518
Series K064, Class X1 IO, 0.740%, 03/25/2027	2,190,862	62,065
Series K068, Class A2, 3.244%, 08/25/2027	545,000	593,057
Series K104, Class X1 IO, 1.248%, 01/25/2030	1,321,246	103,816
Series K111, Class X1 IO, 1.681%, 05/25/2030	550,890	62,832
Series K114, Class X1 IO, 1.213%, 06/25/2030	1,601,492	133,112
Series K121, Class X1 IO, 1.124%, 10/25/2030	854,396	65,262
Series K122, Class X1 IO, 0.883%, 11/25/2030	479,291	32,326
Series K124, Class X1 IO, 0.812%, 12/25/2030	1,909,956	109,219
Federal National Mortgage Association
Series 2012-18, Class GA, 2.000%, 12/25/2041	87,414	88,687
Series 2012-21, Class PQ, 2.000%, 09/25/2041	50,507	51,215
Series 2012-52, Class PA, 3.500%, 05/25/2042	69,380	73,291
Series 2012-75, Class KC, 2.500%, 12/25/2041	80,494	81,948
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 4.992%, 11/25/2024 (G)	54,442	56,686
Series 2015-48, Class QB, 3.000%, 02/25/2043	131,091	135,020
Series 2015-C04, Class 1M2 (1 month LIBOR + 5.700%), 5.792%, 04/25/2028 (G)	45,451	47,876
Series 2016-11, Class GA, 2.500%, 03/25/2046	112,703	116,392
Series 2016-38, Class NA , 3.000%, 01/25/2046	56,912	60,036
Series 2016-C02, Class 1M2 (1 month LIBOR + 6.000%), 6.092%, 09/25/2028 (G)	26,202	27,073
Series 2016-C07, Class 2M2 (1 month LIBOR + 4.350%), 4.442%, 05/25/2029 (G)	259,463	269,361
Series 2017-26, Class CG, 3.500%, 07/25/2044	107,693	111,012
Series 2017-34, Class JK, 3.000%, 05/25/2047	58,008	59,226
Series 2017-35, Class AH, 3.500%, 04/25/2053	130,139	132,686
Series 2017-49, Class JA, 4.000%, 07/25/2053	112,766	116,093
Series 2017-84, Class KA, 3.500%, 04/25/2053	110,390	112,724
Series 2017-96, Class PA, 3.000%, 12/25/2054	183,124	189,416
Series 2017-C01, Class 1M2 (1 month LIBOR + 3.550%), 3.642%, 07/25/2029 (G)	160,837	164,697
Series 2018-19, Class DC, 3.500%, 05/25/2056	90,630	93,656
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-23, Class LA, 3.500%, 04/25/2048	$152,439	$159,970
Series 2018-38, Class PC, 3.500%, 03/25/2045	26,315	26,514
Series 2018-70, Class HA, 3.500%, 10/25/2056	133,357	138,615
Series 2018-77, Class PA, 3.500%, 02/25/2048	44,774	46,266
Series 2018-80, Class GD, 3.500%, 12/25/2047	86,381	88,785
Series 2019-12, Class HA, 3.500%, 11/25/2057	185,399	195,736
Series 2019-14, Class CA, 3.500%, 04/25/2049	201,580	215,542
Series 2019-45, Class PT, 3.000%, 08/25/2049	192,837	200,024
Series 2019-7, Class CA, 3.500%, 11/25/2057	153,059	160,266
Series 2019-7, Class JA, 3.500%, 03/25/2049	170,015	179,120
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.242%, 11/25/2039 (C)(G)	129,510	129,510
Series 2019-R03, Class 1M2 (1 month LIBOR + 2.150%), 2.242%, 09/25/2031 (C)(G)	43,554	43,721
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.192%, 06/25/2039 (C)(G)	27,198	27,215
Series 415, Class A3, 3.000%, 11/25/2042	146,801	153,325
Government National Mortgage Association
Series 2006-38, Class XS IO, 7.159%, 09/16/2035	29,059	3,195
Series 2013-37, Class LG, 2.000%, 01/20/2042	106,883	108,396
		6,633,230
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,486,167)		$38,519,929
ASSET BACKED SECURITIES – 8.4%
AASET Trust Series 2020-1A, Class A 3.351%, 01/16/2040 (C)	198,709	186,462
ABFC Trust Series 2006-HE1, Class A2D (1 month LIBOR + 0.220%) 0.312%, 01/25/2037 (G)	105,755	73,321
Affirm Asset Securitization Trust
Series 2020-Z1, Class A 3.460%, 10/15/2024 (C)	77,879	79,365
Series 2020-Z2, Class A 1.900%, 01/15/2025 (C)	171,689	172,508
AmeriCredit Automobile Receivables Trust Series 2019-3, Class D 2.580%, 09/18/2025	295,000	299,872
Atrium XII Series 12A, Class AR (3 month LIBOR + 0.830%) 0.968%, 04/22/2027 (C)(G)	685,633	686,253

The accompanying notes are an integral part of the financial statements.	53

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avant Loans Funding Trust Series 2021-REV1, Class A 1.210%, 07/15/2030 (C)	$225,000	$223,141
Bain Capital Credit CLO, Ltd. Series 2017-2A, Class AR2 (3 month LIBOR + 1.180%) 1.315%, 07/25/2034 (C)(G)	650,000	650,404
Bayview Koitere Fund Trust
Series 2017-RT4, Class A 3.500%, 07/28/2057 (C)(H)	314,508	319,534
Series 2017-SPL3, Class A 4.000%, 11/28/2053 (C)(H)	118,873	120,447
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A 3.500%, 01/28/2058 (C)(H)	200,508	201,179
Bayview Opportunity Master Fund IVa Trust
Series 2017-SPL1, Class A 4.000%, 10/28/2064 (C)(H)	276,486	279,829
Series 2017-SPL5, Class A 3.500%, 06/28/2057 (C)(H)	153,214	155,396
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A 3.500%, 01/28/2055 (C)(H)	130,570	132,097
BlueMountain CLO XXIV, Ltd. Series 2019-24A, Class AR (3 month LIBOR + 1.100%) 1.234%, 04/20/2034 (C)(G)	415,000	413,416
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class A1 (3 month LIBOR + 1.150%) 1.330%, 04/19/2034 (C)(G)	810,000	809,124
Buckhorn Park CLO, Ltd. Series 2019-1A, Class AR (3 month LIBOR + 1.120%) 1.258%, 07/18/2034 (C)(G)	550,000	549,691
CF Hippolyta LLC Series 2020-1, Class A2 1.990%, 07/15/2060 (C)	131,586	129,236
CIFC Funding, Ltd. Series 2017-2A, Class AR (3 month LIBOR + 0.950%) 1.084%, 04/20/2030 (C)(G)	900,000	900,023
Citigroup Mortgage Loan Trust Series 2019-E, Class A1 3.228%, 11/25/2070 (C)	218,897	219,027
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.000%, 05/15/2030 (C)	250,000	247,950
Domino's Pizza Master Issuer LLC
Series 2018-1A, Class A2I 4.116%, 07/25/2048 (C)	358,900	366,834
Series 2019-1A, Class A2 3.668%, 10/25/2049 (C)	171,938	180,965
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (C)	268,650	269,781
Drive Auto Receivables Trust Series 2019-4, Class D 2.700%, 02/16/2027	255,000	259,256
Exeter Automobile Receivables Trust
Series 2019-4A, Class D 2.580%, 09/15/2025 (C)	570,000	579,239
Series 2020-1A, Class D 2.730%, 12/15/2025 (C)	170,000	173,474
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A5 (1 month LIBOR + 0.310%) 0.402%, 09/25/2036 (G)	$233,430	$225,855
GSAA Home Equity Trust
Series 2006-10, Class AF3 5.985%, 06/25/2036 (H)	144,386	53,484
Series 2006-15, Class AF6 6.376%, 09/25/2036	366,186	138,284
Series 2006-20, Class 2A1A (1 month LIBOR + 0.100%) 0.192%, 12/25/2046 (G)	214,998	130,315
GSAA Trust Series 2005-7, Class AF4 5.558%, 05/25/2035	205,242	204,385
GSAMP Trust Series 2007-FM2, Class A2B (1 month LIBOR + 0.090%) 0.182%, 01/25/2037 (G)	203,586	147,371
LCM XX LP Series 2020-A, Class AR (3 month LIBOR + 1.040%) 1.174%, 10/20/2027 (C)(G)	253,071	253,102
Madison Park Funding XXXVIII, Ltd. Series 2021-38A, Class A (3 month LIBOR + 1.120%) 1.276%, 07/17/2034 (C)(G)	655,000	654,257
Marlette Funding Trust Series 2021-2A, Class B 1.060%, 09/15/2031 (C)	120,000	119,062
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.540%, 03/20/2026 (C)	250,000	249,768
MFA LLC Series 2021-NPL1, Class A1 2.363%, 03/25/2060 (C)	502,072	499,297
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.970%, 12/16/2069 (C)	219,191	215,451
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.844%, 12/25/2025 (C)	70,920	71,222
OCP CLO, Ltd. Series 2015-9A, Class A1R (3 month LIBOR + 0.800%) 0.926%, 07/15/2027 (C)(G)	6,762	6,762
OZLM XII, Ltd. Series 2015-12A, Class A1R (3 month LIBOR + 1.050%) 1.236%, 04/30/2027 (C)(G)	193,133	193,147
Palmer Square Loan Funding, Ltd. Series 2018-5A, Class A1 (3 month LIBOR + 0.850%) 0.984%, 01/20/2027 (C)(G)	144,599	144,603
PRET LLC
Series 2021-NPL3, Class A1 1.868%, 07/25/2051 (C)	241,803	239,968
Series 2021-NPL6, Class A1 2.487%, 07/25/2051 (C)	310,000	309,498
Regatta VI Funding, Ltd. Series 2016-1A, Class AR2 (3 month LIBOR + 1.160%) 1.294%, 04/20/2034 (C)(G)	595,000	594,672

The accompanying notes are an integral part of the financial statements.	54

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
RR 1 LLC Series 2017-1A, Class A1AB (3 month LIBOR + 1.150%) 1.230%, 07/15/2035 (C)(G)	$675,000	$675,103
RR 16, Ltd. Series 2021-16A, Class A1 (3 month LIBOR + 1.110%) 1.278%, 07/15/2036 (C)(G)	585,000	584,021
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.480%, 01/15/2027	75,000	75,217
Securitized Asset Backed Receivables LLC Trust Series 2006-HE1, Class A2B (1 month LIBOR + 0.180%) 0.272%, 07/25/2036 (G)	130,253	60,468
Sound Point CLO XXIX, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.070%) 1.260%, 04/25/2034 (C)(G)	655,000	651,426
Soundview Home Loan Trust Series 2007-OPT2, Class 2A3 (1 month LIBOR + 0.180%) 0.272%, 07/25/2037 (G)	27,808	26,667
Summit Issuer LLC Series 2020-1A, Class A2 2.290%, 12/20/2050 (C)	155,000	153,589
TICP CLO III-2, Ltd. Series 2018-3R, Class A (3 month LIBOR + 0.840%) 0.974%, 04/20/2028 (C)(G)	224,847	224,857
Towd Point Mortgage Trust
Series 2016-2, Class A1A 2.750%, 08/25/2055 (C)(H)	33,845	33,925
Series 2016-3, Class A1 2.250%, 04/25/2056 (C)(H)	19,158	19,163
Series 2017-1, Class A1 2.750%, 10/25/2056 (C)(H)	241,454	243,536
Series 2017-2, Class A1 2.750%, 04/25/2057 (C)(H)	60,204	60,674
Series 2017-3, Class A1 2.750%, 07/25/2057 (C)(H)	132,626	134,018
Series 2017-4, Class A1 2.750%, 06/25/2057 (C)(H)	254,255	258,386
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) 0.692%, 02/25/2057 (C)(G)	157,757	157,675
Series 2021-R1, Class A1 2.918%, 11/30/2060 (C)(H)	638,088	642,168
VCAT LLC
Series 2021-NPL2, Class A1 2.115%, 03/27/2051 (C)	104,536	104,304
Series 2021-NPL3, Class A1 1.743%, 05/25/2051 (C)	315,291	312,019
Venture 42 CLO, Ltd. Series 2021-42A, Class A1A (3 month LIBOR + 1.130%) 1.327%, 04/15/2034 (C)(G)	655,000	653,585
Venture 43 CLO, Ltd. Series 2021-43A, Class A1 (3 month LIBOR + 1.240%) 1.434%, 04/15/2034 (C)(G)	260,000	260,269
Venture XXI CLO, Ltd. Series 2015-21A, Class AR (3 month LIBOR + 0.880%) 1.006%, 07/15/2027 (C)(G)	257,663	257,666
Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Vericrest Opportunity Loan Transferee Series 2021-NP11, Class A1 1.868%, 08/25/2051 (C)	$534,428	$530,500
Verus Securitization Trust Series 2020-NPL1, Class A1 3.598%, 08/25/2050 (C)	106,155	106,318
VOLT CIII LLC Series 2021-CF1, Class A1 1.992%, 08/25/2051 (C)	396,389	394,394
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.240%, 02/27/2051 (C)	312,753	311,080
Voya CLO, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.900%) 1.034%, 01/18/2029 (C)(G)	677,383	677,446
Wellfleet CLO X, Ltd. Series 2019-XA, Class A1R (3 month LIBOR + 1.170%) 1.356%, 07/20/2032 (C)(G)	520,000	519,999
Wendy's Funding LLC
Series 2018-1A, Class A2II 3.884%, 03/15/2048 (C)	225,600	234,216
Series 2021-1A, Class A2I 2.370%, 06/15/2051 (C)	582,075	568,633
Westlake Automobile Receivables Trust
Series 2019-3A, Class D 2.720%, 11/15/2024 (C)	420,000	427,145
Series 2020-3A, Class D 1.650%, 02/17/2026 (C)	215,000	215,512
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (C)	99,500	99,346
TOTAL ASSET BACKED SECURITIES (Cost $22,967,516)		$22,801,652
COMMON STOCKS – 0.0%
Energy – 0.0%
Foresight Energy LLC (I)	895	11,633
TOTAL COMMON STOCKS (Cost $119,525)		$11,633
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Bank of America, N.A.) (I)(J)	8,705,000	11,472
Over the Counter Option on 10 Year Interest Rate Swap. Receive a floating rate based on 3-month USD LIBOR and pay a fixed rate of 2.200% (Expiration Date: 3-14-22; Strike Rate: 2.200%; Counterparty: Citibank, N.A.) (I)(J)	8,370,000	11,031
		22,503
TOTAL PURCHASED OPTIONS (Cost $297,615)		$22,503
SHORT-TERM INVESTMENTS – 1.1%
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.1697% (K)(L)	6,455	64,565

The accompanying notes are an integral part of the financial statements.	55

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 1.1%
Deutsche Bank Tri-Party Repurchase Agreement dated 12-31-21 at 0.040% to be repurchased at $2,900,010 on 1-3-22, collateralized by $2,958,100 U.S. Treasury Bills, 0.000% due 1-25-22 (valued at $2,958,076)	$2,900,000	$2,900,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,964,576)		$2,964,565
Total Investments (Investment Quality Bond Trust) (Cost $358,621,498) – 133.7%		$362,299,539
Other assets and liabilities, net – (33.7%)		(91,380,913)
TOTAL NET ASSETS – 100.0%		$270,918,626
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
Investment Quality Bond Trust (continued)
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,832,455 or 27.6% of the fund's net assets as of 12-31-21.
(D)	All or a portion of this security is on loan as of 12-31-21.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
(K)	The rate shown is the annualized seven-day yield as of 12-31-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	58	Long	Mar 2022	$7,580,244	$7,567,188	$(13,056)
2-Year U.S. Treasury Note Futures	55	Long	Mar 2022	12,005,563	11,999,453	(6,110)
5-Year U.S. Treasury Note Futures	111	Long	Mar 2022	13,426,812	13,428,400	1,588
Euro-BTP Italian Government Bond Futures	18	Short	Mar 2022	(3,048,308)	(3,012,675)	35,633
Euro-Buxl Futures	6	Short	Mar 2022	(1,476,740)	(1,412,240)	64,500
German Euro BUND Futures	18	Short	Mar 2022	(3,558,590)	(3,511,884)	46,706
U.S. Treasury Long Bond Futures	60	Short	Mar 2022	(9,568,671)	(9,626,250)	(57,579)
Ultra U.S. Treasury Bond Futures	81	Short	Mar 2022	(15,733,767)	(15,967,125)	(233,358)
Ultra U.S. Treasury Bond Futures	66	Short	Mar 2022	(9,565,044)	(9,664,875)	(99,831)
						$(261,507)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	425,775	BRL	2,425,000	DB	3/16/2022	—	$(2,009)
USD	128,603	EUR	114,000	DB	1/31/2022	—	(1,256)
USD	7,192,304	EUR	6,342,000	DB	3/16/2022	—	(38,667)
The accompanying notes are an integral part of the financial statements.	56

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,099,616	MXN	23,490,000	BNP	3/16/2022	—	$(33,230)
						—	$(75,162)

WRITTEN OPTIONS
Interest rate swaptions
Description	Counterparty (OTC)	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Interest Rate Swap	BOA	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,705,000	$87,050	$(44,527)
5-Year Interest Rate Swap	CITI	3 month USD LIBOR	Pay	1.500%	Mar 2022	USD	8,370,000	92,070	(42,813)
								$179,120	$(87,340)
* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	4,255,000	USD	Fixed 1.380%	USD Compounded SOFR	Annual	Annual	Dec 2031	$(25,146)	$(5,124)	$(30,270)
Centrally cleared	2,185,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2041	(12,206)	(20,145)	(32,351)
Centrally cleared	1,320,000	USD	Fixed 1.560%	USD Compounded SOFR	Annual	Annual	Dec 2051	(8,250)	(27,433)	(35,683)
								$(45,602)	$(52,702)	$(98,304)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	CDX.EM.35	1,325,000	USD	$1,325,000	1.000%	Quarterly	Jun 2026	$36,319	$6,969	$43,288
				$1,325,000				$36,319	$6,969	$43,288
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
GSI	CMBX.NA.BBB-.6	54.026%	1,303,823	USD	$1,303,823	3.000%	Monthly	May 2063	$(77,948)	$(286,362)	$(364,310)
MSI	CMBX.NA.BBB-.6	54.026%	43,960	USD	43,960	3.000%	Monthly	May 2063	(6,588)	(5,695)	(12,283)
					$1,347,783				$(84,536)	$(292,057)	$(376,593)
Centrally cleared	Republic of Panama	0.691%	210,000	USD	210,000	1.000%	Quarterly	Jun 2026	1,606	1,309	2,915
Centrally cleared	CDX.NA.HY.37	2.944%	1,150,000	USD	1,150,000	5.000%	Quarterly	Dec 2026	100,351	6,503	106,854
					$1,360,000				$101,957	$7,812	$109,769
					$2,707,783				$17,421	$(284,245)	$(266,824)
Derivatives Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
The accompanying notes are an integral part of the financial statements.	57

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Investment Quality Bond Trust (continued)
Derivatives Abbreviations
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate

See Notes to financial statements regarding investment transactions and other derivatives information.
Money Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT – 15.9%
U.S. Treasury Bill
0.035%, 01/25/2022	$16,609,200	$16,608,812
0.041%, 03/24/2022	19,592,400	19,590,615
0.042%, 02/10/2022	22,000,000	21,998,998
0.043%, 02/15/2022	26,045,600	26,044,216
0.045%, 01/06/2022	17,126,600	17,126,494
0.046%, 01/13/2022	33,070,100	33,069,604
0.048%, 03/03/2022	17,000,000	16,998,632
0.051%, 01/20/2022	30,000,000	29,999,208
0.052%, 03/10/2022	19,511,900	19,510,020
0.067%, 03/24/2022	26,135,900	26,131,953
U.S. Treasury Note
0.087%, 09/30/2022	4,000,000	4,001,156
0.088%, 04/30/2022	23,860,400	24,000,604
0.097%, 03/31/2022	17,810,500	17,822,597
0.112%, (3 month USBMMY + 0.154%), 01/31/2022 (A)	6,500,000	6,500,698
0.126%, (3 month USBMMY + 0.055%), 07/31/2022 (A)	27,763,300	27,765,901
0.210%, 11/30/2022	9,800,000	9,792,461
TOTAL U.S. GOVERNMENT (Cost $316,961,969)		$316,961,969
U.S. GOVERNMENT AGENCY – 79.5%
Federal Agricultural Mortgage Corp.
0.005%, 01/03/2022	90,308,000	90,307,972
0.035%, 01/04/2022	25,000,000	24,999,927
0.041%, 01/12/2022	6,837,000	6,836,916
0.041%, 01/26/2022	6,837,000	6,836,810
0.041%, 01/28/2022	6,511,000	6,510,805
0.041%, 01/31/2022	19,710,000	19,709,343
0.047%, (3 month LIBOR - 0.100%), 01/25/2022 (A)	23,385,000	23,384,651
0.051%, 03/22/2022	10,000,000	9,998,889
0.051%, 02/02/2022	9,836,000	9,835,563
0.051%, 02/24/2022	22,943,000	22,941,279
0.056%, 03/14/2022	6,543,000	6,542,280
0.059%, 02/28/2022	15,000,000	14,998,598
0.066%, (SOFR + 0.015%), 09/30/2022 (A)	13,683,000	13,683,000
0.066%, (SOFR + 0.015%), 10/27/2022 (A)	6,820,000	6,820,000
0.066%, (SOFR + 0.015%), 11/04/2022 (A)	10,000,000	10,000,000
0.071%, (SOFR + 0.020%), 03/04/2022 (A)	14,056,000	14,056,000
0.075%, 06/24/2022	13,909,000	13,909,000
0.076%, 08/26/2022	5,471,000	5,468,299
Federal Farm Credit Bank
0.010%, 01/13/2022	5,000,000	4,999,983
0.027%, 02/02/2022	21,824,000	21,823,491
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.041%, 02/04/2022	$9,931,000	$9,930,625
0.041%, 02/10/2022	6,824,000	6,823,697
0.041%, 04/22/2022	12,000,000	11,998,520
0.041%, 03/17/2022	13,051,000	13,049,912
0.044%, 03/18/2022	2,936,000	2,939,605
0.051%, 01/18/2022	5,742,000	5,743,275
0.051%, 01/10/2022	1,000,000	999,988
0.051%, 04/19/2022	10,000,000	9,998,500
0.051%, 02/15/2022	3,324,000	3,323,792
0.051%, 02/23/2022	6,648,000	6,647,511
0.051%, 04/06/2022	13,167,000	13,165,263
0.051%, 04/20/2022	9,982,000	9,980,489
0.061%, 02/25/2022	7,006,000	7,005,358
0.061%, 05/27/2022	4,000,000	3,999,027
0.061%, 06/23/2022	3,300,000	3,299,049
0.061%, 06/06/2022	12,000,000	11,996,880
0.061%, 04/27/2022	1,645,000	1,646,262
0.062%, 05/06/2022	17,000,000	17,011,058
0.062%, 05/16/2022	5,321,000	5,322,766
0.066%, (SOFR + 0.060%), 10/21/2022 (A)	13,591,000	13,595,972
0.071%, 07/06/2022	6,839,000	6,836,527
0.071%, 05/11/2022	2,000,000	1,999,494
0.071%, 05/23/2022	7,000,000	6,998,067
0.076%, (U.S. Federal Funds Effective Rate - 0.005%), 06/22/2023 (A)	6,923,000	6,923,000
0.076%, (Prime rate - 3.180%), 10/19/2022 (A)	10,599,000	10,598,572
0.076%, (U.S. Federal Funds Effective Rate - 0.015%), 05/15/2023 (A)	4,000,000	3,999,444
0.076%, (Prime rate - 3.180%), 07/27/2022 (A)	9,000,000	8,999,741
0.077%, 09/21/2022	10,000,000	9,999,566
0.081%, (SOFR + 0.030%), 06/14/2023 (A)	3,457,000	3,457,000
0.085%, 08/10/2022	8,917,000	8,919,354
0.091%, (Prime rate - 3.160%), 05/18/2023 (A)	6,969,000	6,969,000
0.091%, 10/13/2022	1,706,000	1,706,923
0.096%, (Prime rate - 3.155%), 09/08/2023 (A)	8,500,000	8,500,000
0.100%, 04/27/2022	1,000,000	1,000,000
0.106%, (Prime rate - 3.145%), 03/15/2023 (A)	7,011,000	7,011,000
0.109%, (3 month USBMMY + 0.023%), 07/17/2023 (A)	10,000,000	10,000,000
0.111%, (SOFR + 0.135%), 11/06/2023 (A)	300,000	300,421
0.117%, (3 month USBMMY + 0.025%), 06/15/2023 (A)	10,277,000	10,276,243

The accompanying notes are an integral part of the financial statements.	58

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Farm Credit Bank (continued)
0.119%, 04/13/2022	$2,393,000	$2,393,010
0.121%, 09/22/2022	1,000,000	1,000,000
0.127%, (SOFR + 0.075%), 11/03/2022 (A)	7,362,000	7,362,000
0.132%, (SOFR + 0.080%), 10/14/2022 (A)	5,862,000	5,862,000
0.142%, (3 month USBMMY + 0.270%), 05/16/2022 (A)	11,691,000	11,700,398
0.142%, (SOFR + 0.090%), 09/23/2022 (A)	7,315,000	7,315,000
0.142%, (3 month USBMMY + 0.055%), 01/31/2023 (A)	14,262,000	14,262,000
0.146%, (Prime rate - 3.105%), 02/14/2022 (A)	14,662,000	14,662,023
0.152%, (SOFR + 0.320%), 06/09/2023 (A)	154,000	154,492
0.157%, (Prime rate - 3.100%), 03/15/2022 (A)	7,306,000	7,305,923
0.157%, (3 month USBMMY + 0.100%), 01/18/2022 (A)	3,290,000	3,290,047
0.157%, (Prime rate - 3.095%), 04/20/2022 (A)	28,319,000	28,319,000
0.191%, 11/18/2022	2,000,000	1,998,241
0.198%, (SOFR + 0.145%), 07/28/2022 (A)	3,670,000	3,670,000
0.211%, 12/15/2022	500,000	499,758
0.277%, (3 month USBMMY + 0.290%), 04/11/2022 (A)	17,382,000	17,386,919
0.436%, (SOFR + 0.380%), 04/22/2022 (A)	7,376,000	7,376,000
Federal Home Loan Bank
0.020%, 01/06/2022	7,000,000	6,999,981
0.024%, 01/28/2022	26,385,000	26,432,596
0.025%, 01/26/2022	32,620,000	32,619,434
0.030%, 01/20/2022	32,605,000	32,604,484
0.035%, 02/02/2022	10,324,000	10,323,679
0.035%, 01/19/2022	46,229,000	46,228,207
0.035%, 02/09/2022	39,602,000	39,600,498
0.039%, 02/11/2022	44,867,000	44,865,022
0.041%, 02/15/2022	2,000,000	1,999,900
0.043%, 01/21/2022	39,267,000	39,266,068
0.043%, 02/25/2022	14,839,000	14,838,041
0.044%, 01/05/2022	13,000,000	12,999,938
0.046%, 02/16/2022	14,042,000	14,041,193
0.046%, 02/22/2022	10,229,000	10,228,335
0.046%, 03/30/2022	33,335,000	33,331,272
0.046%, 01/14/2022	20,000,000	19,999,675
0.046%, 02/17/2022	18,530,000	18,528,896
0.046%, 01/18/2022	16,667,000	16,666,646
0.046%, 03/04/2022	13,324,000	13,322,969
0.046%, 03/09/2022	2,739,000	2,738,771
0.047%, 02/23/2022	34,793,000	34,790,602
0.048%, 03/11/2022	6,824,000	6,823,385
0.048%, 03/18/2022	19,602,000	19,600,055
0.050%, 03/16/2022	26,443,000	26,440,338
0.051%, (SOFR + 0.120%), 02/28/2022 (A)	3,410,000	3,410,656
0.051%, 02/18/2022	14,000,000	13,999,067
0.051%, 03/23/2022	6,000,000	5,999,325
0.051%, 05/16/2022	3,000,000	2,999,438
0.052%, 04/22/2022	12,000,000	11,998,113
0.055%, 04/20/2022	19,980,000	19,976,733
0.056%, 02/14/2022	13,160,000	13,159,902
0.056%, 04/08/2022	15,000,000	14,997,777
0.056%, 03/21/2022	19,567,000	19,564,638
0.056%, 05/04/2022	9,942,000	9,940,132
Money Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AGENCY (continued)
Federal Home Loan Bank (continued)
0.058%, 05/06/2022	$9,857,000	$9,855,049
0.061%, (SOFR + 0.010%), 10/17/2022 (A)	6,825,000	6,825,000
0.062%, 06/10/2022	9,175,000	9,258,189
0.064%, 05/13/2022	16,868,000	16,864,103
0.067%, 03/11/2022	1,315,000	1,321,133
0.072%, 08/19/2022	3,415,000	3,414,935
0.112%, (SOFR + 0.060%), 11/23/2022 (A)	18,370,000	18,370,000
0.112%, (SOFR + 0.060%), 12/16/2022 (A)	10,000,000	10,000,000
0.142%, (SOFR + 0.090%), 08/12/2022 (A)	14,640,000	14,640,000
0.212%, 12/02/2022	9,000,000	9,000,000
0.256%, 08/24/2022	35,000	35,382
0.304%, 09/30/2022	1,325,000	1,375,698
Federal Home Loan Mortgage Corp.
0.060%, 07/25/2022	7,166,000	7,168,602
0.067%, 01/13/2022	11,740,000	11,748,841
0.150%, (SOFR + 0.150%), 03/04/2022 (A)	11,784,000	11,785,054
0.315%, 11/23/2022	2,000,000	1,997,796
0.458%, 11/18/2022	26,000	25,937
Federal National Mortgage Association
0.049%, 04/05/2022	2,803,000	2,816,217
0.053%, 01/05/2022	3,484,000	3,484,736
0.056%, 01/11/2022	13,233,000	13,242,177
0.094%, 09/06/2022	4,081,000	4,116,802
0.166%, 09/29/2022	1,643,000	1,659,628
0.234%, (SOFR + 0.350%), 04/07/2022 (A)	4,411,000	4,412,995
0.243%, (SOFR + 0.190%), 05/19/2022 (A)	14,746,000	14,746,000
0.253%, (SOFR + 0.200%), 06/15/2022 (A)	6,000,000	6,000,000
Tennessee Valley Authority 0.037%, 01/12/2022	19,567,000	19,566,785
TOTAL U.S. GOVERNMENT AGENCY (Cost $1,586,258,343)		$1,586,258,343
REPURCHASE AGREEMENT – 5.2%
Barclays Tri-Party Repurchase Agreement dated 12-31-21 at 0.050% to be repurchased at $63,000,263 on 1-3-22, collateralized by $57,454,583 U.S. Treasury Inflation Indexed Notes, 0.125% due 7-15-30 (valued at $64,260,310)	63,000,000	63,000,000
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $40,151,000 on 1-3-22, collateralized by $41,874,300 U.S. Treasury Notes, 1.000% due 7-31-28 (valued at $40,954,096)	40,151,000	40,151,000
TOTAL REPURCHASE AGREEMENT (Cost $103,151,000)		$103,151,000
Total Investments (Money Market Trust) (Cost $2,006,371,312) – 100.6%		$2,006,371,312
Other assets and liabilities, net – (0.6%)		(12,343,993)
TOTAL NET ASSETS – 100.0%		$1,994,027,319
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.

The accompanying notes are an integral part of the financial statements.	59

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
U.S. Government Agency - 5.1%
Federal National Mortgage Association
2.000%, TBA (A)		$4,497,000	$4,482,952
2.500%, TBA (A)		6,236,000	6,367,543
			10,850,495
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $10,834,719)			$10,850,495
FOREIGN GOVERNMENT OBLIGATIONS - 44.0%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		34,723	12,587
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		1,534,439	491,036
			503,623
Australia - 1.8%
Commonwealth of Australia 0.250%, 11/21/2032	AUD	2,110,000	1,689,994
Commonwealth of Australia, Inflation Linked Bond 0.812%, 11/21/2027		2,400,000	2,077,307
			3,767,301
Benin - 0.3%
Republic of Benin
4.950%, 01/22/2035	EUR	445,000	482,607
6.875%, 01/19/2052		100,000	113,212
			595,819
Bermuda - 0.1%
Government of Bermuda 3.375%, 08/20/2050		$200,000	199,750
Brazil - 2.6%
Federative Republic of Brazil
6.000%, 05/15/2055	BRL	1,756,000	1,292,583
10.000%, 01/01/2025 to 01/01/2029		24,132,000	4,222,070
			5,514,653
Bulgaria - 0.4%
Republic of Bulgaria 1.375%, 09/23/2050	EUR	765,000	830,041
Canada - 1.0%
Government of Canada
0.500%, 12/01/2050	CAD	398,506	373,725
1.500%, 12/01/2044		584,929	635,873
2.750%, 12/01/2048		1,180,000	1,151,231
			2,160,829
Chile - 1.3%
Republic of Chile
1.900%, 09/01/2030	CLP	2,324,380,500	2,662,943
5.000%, 03/01/2035		150,000,000	167,218
			2,830,161
Colombia - 1.4%
Republic of Colombia
3.875%, 02/15/2061		$1,305,000	1,004,863
5.000%, 06/15/2045		400,000	361,000
5.625%, 02/26/2044		255,000	246,871
6.000%, 04/28/2028	COP	1,667,200,000	370,625
6.125%, 01/18/2041		$645,000	663,873
7.375%, 09/18/2037		190,000	220,875
			2,868,107
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Croatia - 0.1%
Republic of Croatia 1.750%, 03/04/2041	EUR	260,000	$304,909
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	9,430,000	414,714
Dominican Republic - 0.1%
The Dominican Republic 5.875%, 01/30/2060		$150,000	144,188
Egypt - 0.4%
Arab Republic of Egypt
6.875%, 04/30/2040		250,000	210,624
7.300%, 09/30/2033 (B)		200,000	184,008
7.903%, 02/21/2048		620,000	518,568
			913,200
Gabon - 0.1%
Republic of Gabon 7.000%, 11/24/2031		200,000	195,500
Ghana - 0.2%
Republic of Ghana 10.750%, 10/14/2030		450,000	503,082
Greece - 0.1%
Republic of Greece, GDP-Linked Note 4.404%, 10/15/2042 (C)*	EUR	409,185,000	279,514
Guatemala - 0.1%
Republic of Guatemala 6.125%, 06/01/2050		$225,000	257,627
Hungary - 0.7%
Republic of Hungary
1.500%, 11/17/2050	EUR	495,000	531,361
1.625%, 04/28/2032		520,000	617,349
2.750%, 12/22/2026	HUF	108,330,000	309,624
			1,458,334
Iceland - 1.9%
Republic of Iceland
5.000%, 11/15/2028	ISK	433,770,000	3,532,861
6.500%, 01/24/2031		46,170,000	418,306
			3,951,167
Indonesia - 1.1%
Republic of Indonesia
1.000%, 07/28/2029	EUR	105,000	117,357
1.100%, 03/12/2033		520,000	570,259
1.300%, 03/23/2034		215,000	236,366
1.400%, 10/30/2031		380,000	433,201
9.000%, 03/15/2029	IDR	11,324,000,000	919,186
			2,276,369
Israel - 2.3%
State of Israel 3.750%, 03/31/2047	ILS	11,582,863	4,909,290
State of Israel, CPI Linked Bond 0.500%, 11/30/2051		30,837	11,248
			4,920,538
Ivory Coast - 0.3%
Republic of Ivory Coast
4.875%, 01/30/2032	EUR	260,000	283,959
6.625%, 03/22/2048		300,000	338,292
			622,251
Japan - 4.5%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	1,052,797,662	9,463,555

The accompanying notes are an integral part of the financial statements.	60

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Jordan - 0.1%
The Hashemite Kingdom of Jordan 5.850%, 07/07/2030		$200,000	$202,026
Kazakhstan - 0.2%
Republic of Kazakhstan 1.500%, 09/30/2034	EUR	310,000	351,700
Kenya - 0.1%
Republic of Kenya 8.250%, 02/28/2048		$200,000	202,868
Lithuania - 0.2%
Republic of Lithuania
0.750%, 07/15/2051	EUR	270,000	295,344
1.625%, 06/19/2049		150,000	204,435
			499,779
Macedonia - 0.7%
Republic of North Macedonia
1.625%, 03/10/2028		1,235,000	1,317,096
2.750%, 01/18/2025		150,000	174,490
			1,491,586
Malaysia - 0.4%
Government of Malaysia 3.733%, 06/15/2028	MYR	3,120,000	762,478
Mexico - 1.3%
Government of Mexico
2.125%, 10/25/2051	EUR	845,000	791,252
3.625%, 04/09/2029		550,000	722,799
4.000%, 11/15/2040	MXN	4,894,729	259,671
5.625%, 03/19/2114	GBP	100,000	145,823
8.500%, 05/31/2029	MXN	17,642,600	911,473
			2,831,018
Morocco - 0.5%
Kingdom of Morocco
1.500%, 11/27/2031	EUR	120,000	125,279
2.000%, 09/30/2030		310,000	342,511
4.000%, 12/15/2050		$400,000	362,500
5.500%, 12/11/2042		240,000	264,648
			1,094,938
New Zealand - 2.5%
Government of New Zealand
1.500%, 05/15/2031	NZD	690,000	440,147
2.750%, 05/15/2051		2,000,000	1,334,319
Government of New Zealand, Inflation Linked Bond
2.789%, 09/20/2040		1,390,000	1,387,537
2.818%, 09/20/2035		1,025,000	984,566
3.435%, 09/20/2030		1,280,000	1,226,911
			5,373,480
Nigeria - 0.1%
Federal Republic of Nigeria 7.625%, 11/28/2047		$200,000	178,664
Norway - 2.2%
Kingdom of Norway
1.375%, 08/19/2030 (B)	NOK	20,150,000	2,227,822
1.750%, 09/06/2029 (B)		21,131,000	2,406,547
			4,634,369
Pakistan - 0.1%
Republic of Pakistan 8.875%, 04/08/2051		$200,000	198,420
Panama - 0.6%
Republic of Panama 4.500%, 04/16/2050 to 04/01/2056		1,085,000	1,195,138
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru - 0.1%
Republic of Peru 6.950%, 08/12/2031	PEN	730,000	$195,971
Poland - 0.4%
Republic of Poland
2.375%, 01/18/2036	EUR	175,000	236,700
2.500%, 07/25/2026	PLN	2,870,000	671,416
			908,116
Romania - 1.1%
Republic of Romania
2.625%, 12/02/2040 (B)	EUR	540,000	546,038
2.750%, 04/14/2041 (B)		170,000	172,516
2.875%, 04/13/2042 (B)		475,000	483,188
3.875%, 10/29/2035		520,000	639,690
4.625%, 04/03/2049		205,000	262,856
4.850%, 04/22/2026	RON	1,170,000	270,193
			2,374,481
Russia - 2.7%
Government of Russia
6.900%, 05/23/2029	RUB	240,040,000	2,957,602
7.050%, 01/19/2028		82,055,000	1,027,273
7.650%, 04/10/2030		84,090,000	1,080,791
8.150%, 02/03/2027		50,550,000	669,934
			5,735,600
Senegal - 0.3%
Republic of Senegal 5.375%, 06/08/2037	EUR	550,000	592,775
Serbia - 0.4%
Republic of Serbia
1.650%, 03/03/2033		535,000	565,587
2.050%, 09/23/2036 (B)		115,000	119,321
2.050%, 09/23/2036		230,000	239,139
			924,047
Slovenia - 0.3%
Republic of Slovenia
0.488%, 10/20/2050		340,000	337,845
3.125%, 08/07/2045		155,000	257,651
			595,496
South Africa - 0.4%
Republic of South Africa 7.000%, 02/28/2031	ZAR	14,340,000	755,560
South Korea - 7.5%
Republic of Korea
1.375%, 12/10/2029 to 06/10/2030	KRW	12,813,320,000	10,089,162
2.000%, 06/10/2031		2,516,740,000	2,067,166
Republic of Korea, Inflation Linked Bond
1.125%, 06/10/2030		2,878,657,523	2,487,595
1.750%, 06/10/2028		1,495,818,646	1,345,767
			15,989,690
Sri Lanka - 0.0%
Democratic Socialist Republic of Sri Lanka 6.750%, 04/18/2028		$200,000	100,392
Thailand - 0.4%
Kingdom of Thailand 2.875%, 12/17/2028	THB	25,060,000	806,865
Turkey - 0.0%
Republic of Turkey 8.000%, 03/12/2025	TRY	2,010,000	101,039

The accompanying notes are an integral part of the financial statements.	61

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ukraine - 0.1%
Republic of Ukraine 4.375%, 01/27/2030	EUR	175,000	$159,928
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	670,000	14,864
Uzbekistan - 0.1%
Republic of Uzbekistan 3.900%, 10/19/2031		$200,000	191,024
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $102,339,536)			$93,437,544
CORPORATE BONDS - 19.2%
Australia - 0.1%
BHP Billiton Finance, Ltd. 3.125%, 04/29/2033	EUR	200,000	275,208
Austria - 0.2%
Klabin Austria GmbH
3.200%, 01/12/2031		$200,000	185,252
7.000%, 04/03/2049 (B)		200,000	230,252
			415,504
Bermuda - 0.1%
Arch Capital Group, Ltd. 3.635%, 06/30/2050		110,000	117,676
Brazil - 0.3%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030		200,000	194,252
Petrobras Global Finance BV 6.850%, 06/05/2115		335,000	332,488
			526,740
Canada - 0.1%
Canadian Pacific Railway Company
3.000%, 12/02/2041		20,000	20,451
3.100%, 12/02/2051		20,000	20,566
goeasy, Ltd. 4.375%, 05/01/2026 (B)		40,000	40,700
Nutrien, Ltd. 2.950%, 05/13/2030		39,000	41,041
TransCanada Trust (5.500% to 9-15-29, then SOFR + 4.416% to 9-15-49, then SOFR + 5.166%) 09/15/2079		20,000	21,350
			144,108
Cayman Islands - 0.1%
CK Hutchison Europe Finance 18, Ltd. 2.000%, 04/13/2030	EUR	100,000	123,208
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (B)		$62,400	68,895
			192,103
Chile - 0.1%
Empresa de los Ferrocarriles del Estado 3.830%, 09/14/2061 (B)		245,000	234,588
China - 0.6%
Alibaba Group Holding, Ltd.
3.250%, 02/09/2061		200,000	184,077
4.400%, 12/06/2057		200,000	227,134
KWG Group Holdings, Ltd. 6.000%, 08/14/2026		630,000	434,700
Tencent Holdings, Ltd. 3.940%, 04/22/2061		200,000	211,525
Times China Holdings, Ltd. 5.750%, 01/14/2027		200,000	135,500
Yuzhou Group Holdings Company, Ltd.
6.350%, 01/13/2027		200,000	54,000
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
China (continued)
Yuzhou Group Holdings Company, Ltd. (continued)
7.375%, 01/13/2026		$200,000	$56,000
			1,302,936
Finland - 0.5%
Nokia OYJ 6.625%, 05/15/2039		725,000	1,003,219
France - 0.6%
AXA SA 8.600%, 12/15/2030		50,000	72,133
BNP Paribas SA (2.159% to 9-15-28, then SOFR + 1.218%) 09/15/2029 (B)		200,000	196,067
BNP Paribas SA (7.195% to 6-25-37, then 3 month LIBOR + 1.290%) 01/03/2022 (B)(D)		200,000	199,750
TotalEnergies Capital International SA 1.618%, 05/18/2040	EUR	100,000	121,003
TotalEnergies SE (2.000% to 9-4-30, then 5 Year Euro Swap Rate + 2.404% to 9-4-50, then 5 Year Euro Swap Rate + 3.154%) 06/04/2030 (D)		210,000	235,212
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) 07/25/2032 (D)		165,000	181,032
Valeo 1.000%, 08/03/2028		200,000	221,505
			1,226,702
Germany - 0.2%
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027		$150,000	149,933
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 5-26-31, then 3 month EURIBOR + 2.550%) 05/26/2041	EUR	100,000	112,146
Vonovia SE 1.500%, 06/14/2041		200,000	218,435
			480,514
Ireland - 0.1%
Avolon Holdings Funding, Ltd. 2.528%, 11/18/2027 (B)		$170,000	165,140
Endo DAC 9.500%, 07/31/2027 (B)		72,000	73,290
			238,430
Italy - 0.1%
Assicurazioni Generali SpA 2.429%, 07/14/2031	EUR	245,000	295,131
Luxembourg - 0.3%
Codere Finance 2 Luxembourg SA (2.000% Cash and 10.750% PIK) 12.750%, 11/30/2027		136,004	150,970
Codere New HoldCo SA 7.500%, 11/30/2027 (E)		170,761	184,691
Medtronic Global Holdings SCA 1.750%, 07/02/2049		100,000	116,517
Prologis International Funding II SA 0.750%, 03/23/2033		250,000	271,253
			723,431

The accompanying notes are an integral part of the financial statements.	62

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Macau - 0.1%
Wynn Macau, Ltd. 5.625%, 08/26/2028		$200,000	$185,197
Mexico - 0.2%
Comision Federal de Electricidad 5.750%, 02/14/2042		200,000	218,000
Unifin Financiera SAB de CV 8.375%, 01/27/2028		205,000	169,166
			387,166
Netherlands - 0.8%
ABN AMRO Bank NV (3.324% to 3-13-32, then 5 Year CMT + 1.900%) 03/13/2037 (B)		200,000	199,831
Shell International Finance BV
0.875%, 11/08/2039	EUR	345,000	359,194
3.000%, 11/26/2051		$180,000	182,891
Teva Pharmaceutical Finance Netherlands II BV 4.375%, 05/09/2030	EUR	750,012	841,231
			1,583,147
Norway - 0.2%
DNB Bank ASA (1.605% to 3-30-27, then 1 Year CMT + 0.680%) 03/30/2028 (B)		$200,000	195,157
Equinor ASA
1.625%, 11/09/2036	EUR	200,000	243,047
3.000%, 04/06/2027		$47,000	49,578
			487,782
United Kingdom - 0.6%
Anglo American Capital PLC 3.950%, 09/10/2050 (B)		200,000	212,178
AstraZeneca PLC 4.375%, 08/17/2048		26,000	33,554
BAT International Finance PLC
2.250%, 01/16/2030	EUR	100,000	118,385
2.250%, 09/09/2052	GBP	130,000	119,794
BP Capital Markets BV 0.933%, 12/04/2040	EUR	120,000	122,098
British Airways 2021-1 Class A Pass Through Trust 2.900%, 03/15/2035 (B)		$200,000	199,466
Virgin Media Finance PLC 3.750%, 07/15/2030	EUR	100,000	113,580
Vmed O2 UK Financing I PLC 3.250%, 01/31/2031		100,000	112,762
Vodafone Group PLC 2.500%, 05/24/2039		100,000	128,075
Vodafone Group PLC (3.000% to 8-27-30, then 5 Year Euro Swap Rate + 3.477% to 8-27-50, then 5 Year Euro Swap Rate + 4.227%) 08/27/2080		155,000	177,791
			1,337,683
United States - 13.9%
Acrisure LLC 6.000%, 08/01/2029 (B)		$63,000	62,213
Activision Blizzard, Inc. 2.500%, 09/15/2050		140,000	122,610
Adams Homes, Inc. 7.500%, 02/15/2025 (B)		10,000	10,400
Alabama Power Company 3.450%, 10/01/2049		115,000	121,849
Alliant Holdings Intermediate LLC 6.750%, 10/15/2027 (B)		61,000	63,288
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Alphabet, Inc. 2.250%, 08/15/2060		$65,000	$57,922
Altria Group, Inc.
3.125%, 06/15/2031	EUR	100,000	126,299
4.400%, 02/14/2026		$26,000	28,639
Ameren Illinois Company 3.250%, 03/15/2050		60,000	63,779
American Airlines, Inc. 5.750%, 04/20/2029 (B)		75,000	80,154
American International Group, Inc.
3.875%, 01/15/2035		42,000	46,435
4.750%, 04/01/2048		95,000	121,001
Amgen, Inc. 3.000%, 01/15/2052		120,000	116,435
Anheuser-Busch Companies LLC 4.900%, 02/01/2046		17,000	21,487
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048		22,000	26,902
Antero Midstream Partners LP
5.375%, 06/15/2029 (B)		62,000	65,411
5.750%, 03/01/2027 (B)		30,000	31,088
Antero Resources Corp.
5.375%, 03/01/2030 (B)		60,000	64,140
8.375%, 07/15/2026 (B)		36,000	40,989
Anthem, Inc.
2.250%, 05/15/2030		59,000	58,789
3.700%, 09/15/2049		15,000	16,691
Aon Corp. 2.900%, 08/23/2051		60,000	57,755
Aon PLC 3.875%, 12/15/2025		40,000	43,209
Apple, Inc.
1.200%, 02/08/2028		47,000	45,655
2.650%, 05/11/2050		22,000	21,629
APX Group, Inc. 5.750%, 07/15/2029 (B)		41,000	40,385
Aramark Services, Inc. 6.375%, 05/01/2025 (B)		170,000	177,650
Arches Buyer, Inc. 6.125%, 12/01/2028 (B)		140,000	140,874
Arizona Public Service Company
2.650%, 09/15/2050		135,000	121,738
3.350%, 05/15/2050		115,000	117,077
AT&T, Inc.
2.300%, 06/01/2027		32,000	32,555
3.500%, 06/01/2041 to 09/15/2053		72,000	73,055
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029		44,000	43,691
Bank of America Corp. (2.676% to 6-19-40, then SOFR + 1.930%) 06/19/2041		60,000	57,754
Bank of America Corp. (3.093% to 10-1-24, then 3 month LIBOR + 1.090%) 10/01/2025		27,000	28,093
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048		27,000	33,551
BAT Capital Corp.
3.222%, 08/15/2024		47,000	48,849
4.390%, 08/15/2037		39,000	41,092
4.906%, 04/02/2030		46,000	51,634

The accompanying notes are an integral part of the financial statements.	63

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Bausch Health Companies, Inc.
4.875%, 06/01/2028 (B)	$62,000	$63,240
5.250%, 01/30/2030 (B)	185,000	162,800
Baxter International, Inc. 2.272%, 12/01/2028 (B)	45,000	45,326
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750%, 04/01/2027 (B)	59,000	58,263
Belo Corp. 7.250%, 09/15/2027	98,000	112,700
Berkshire Hathaway Energy Company 2.850%, 05/15/2051	26,000	25,023
Berkshire Hathaway Finance Corp. 4.200%, 08/15/2048	95,000	115,282
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)	675,000	674,116
Blue Racer Midstream LLC 7.625%, 12/15/2025 (B)	10,000	10,600
Bon Secours Mercy Health, Inc.
2.095%, 06/01/2031	23,000	22,583
3.205%, 06/01/2050	20,000	21,070
Boston Scientific Corp. 4.700%, 03/01/2049	110,000	139,323
Boyd Gaming Corp. 8.625%, 06/01/2025 (B)	73,000	78,221
BP Capital Markets America, Inc. 2.772%, 11/10/2050	32,000	30,144
Brandywine Operating Partnership LP 4.550%, 10/01/2029	22,000	24,525
Brighthouse Financial, Inc.
4.700%, 06/22/2047	270,000	296,312
5.625%, 05/15/2030	24,000	28,638
Bristol-Myers Squibb Company 4.250%, 10/26/2049	95,000	117,398
Brixmor Operating Partnership LP 3.900%, 03/15/2027	32,000	34,553
Broadcom Corp. 3.875%, 01/15/2027	74,000	80,238
Broadcom, Inc. 4.300%, 11/15/2032	170,000	191,042
Builders FirstSource, Inc. 5.000%, 03/01/2030 (B)	490,000	525,714
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (B)	125,000	138,430
Carnival Corp.
6.000%, 05/01/2029 (B)	120,000	119,400
7.625%, 03/01/2026 (B)	120,000	125,790
Carrier Global Corp. 3.577%, 04/05/2050	134,000	142,472
CCO Holdings LLC 5.375%, 06/01/2029 (B)	108,000	116,547
CenterPoint Energy Houston Electric LLC 2.350%, 04/01/2031	47,000	47,712
Charter Communications Operating LLC 3.700%, 04/01/2051	170,000	164,354
Chubb INA Holdings, Inc.
2.850%, 12/15/2051	115,000	115,354
3.050%, 12/15/2061	120,000	122,425
Citigroup, Inc. 5.300%, 05/06/2044	12,000	15,658
Citigroup, Inc. (1.281% to 11-3-24, then SOFR + 0.528%) 11/03/2025	70,000	69,812
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. (3.106% to 4-8-25, then SOFR + 2.842%) 04/08/2026		$69,000	$72,335
Citigroup, Inc. (4.412% to 3-31-30, then SOFR + 3.914%) 03/31/2031		22,000	25,125
Comcast Corp.
1.250%, 02/20/2040	EUR	105,000	117,212
2.800%, 01/15/2051		$132,000	127,169
3.750%, 04/01/2040		42,000	47,020
CommonSpirit Health
2.782%, 10/01/2030		45,000	46,058
3.817%, 10/01/2049		115,000	129,988
Commonwealth Edison Company 3.125%, 03/15/2051		25,000	25,918
Community Health Network, Inc. 3.099%, 05/01/2050		220,000	219,568
Community Health Systems, Inc.
4.750%, 02/15/2031 (B)		25,000	25,219
6.000%, 01/15/2029 (B)		50,000	53,313
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (B)		75,000	78,563
Conagra Brands, Inc. 5.400%, 11/01/2048		27,000	36,362
Consolidated Communications, Inc. 6.500%, 10/01/2028 (B)		109,000	115,540
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051		65,000	65,135
4.300%, 12/01/2056		95,000	112,884
Consumers Energy Company
3.500%, 08/01/2051		58,000	64,960
3.950%, 07/15/2047		35,000	41,051
Cox Communications, Inc. 2.950%, 10/01/2050 (B)		125,000	116,698
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (B)		30,000	29,850
CubeSmart LP 2.500%, 02/15/2032		45,000	44,801
Cummins, Inc. 2.600%, 09/01/2050		125,000	115,159
CVS Health Corp.
4.780%, 03/25/2038		20,000	24,345
5.050%, 03/25/2048		22,000	28,764
Danaher Corp. 2.800%, 12/10/2051		240,000	236,665
Dave & Buster's, Inc. 7.625%, 11/01/2025 (B)		40,000	42,650
Diamondback Energy, Inc. 4.750%, 05/31/2025		30,000	32,863
Discovery Communications LLC 5.000%, 09/20/2037		22,000	26,250
Dominion Energy South Carolina, Inc.
5.300%, 05/15/2033		12,000	15,239
6.625%, 02/01/2032		12,000	16,306
Duke Energy Carolinas LLC 3.950%, 03/15/2048		50,000	57,596
Duke Energy Corp. 3.300%, 06/15/2041		27,000	27,403
Ecolab, Inc. 2.700%, 12/15/2051		80,000	78,534
Embarq Corp. 7.995%, 06/01/2036		60,000	67,200

The accompanying notes are an integral part of the financial statements.	64

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Energy Transfer LP
4.200%, 04/15/2027		$15,000	$16,276
4.750%, 01/15/2026		22,000	24,065
5.000%, 05/15/2050		10,000	11,507
EnLink Midstream LLC
5.375%, 06/01/2029		180,000	184,050
5.625%, 01/15/2028 (B)		114,000	118,560
Entergy Arkansas LLC 2.650%, 06/15/2051		125,000	116,160
EPR Properties 4.500%, 04/01/2025		45,000	47,914
Evergy Kansas Central, Inc. 3.250%, 09/01/2049		55,000	57,029
Evergy Metro, Inc.
3.650%, 08/15/2025		47,000	50,041
4.200%, 03/15/2048		10,000	11,911
Exelon Corp.
4.050%, 04/15/2030		29,000	32,221
4.450%, 04/15/2046		5,000	5,972
Exxon Mobil Corp. 1.408%, 06/26/2039	EUR	110,000	119,681
FirstCash, Inc.
4.625%, 09/01/2028 (B)		$616,000	615,633
5.625%, 01/01/2030 (B)		175,000	178,357
Flex Acquisition Company, Inc. 7.875%, 07/15/2026 (B)		100,000	103,822
Flex, Ltd. 4.875%, 05/12/2030		130,000	148,237
Freedom Mortgage Corp. 7.625%, 05/01/2026 (B)		70,000	71,488
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (B)		75,000	79,313
6.000%, 01/15/2030 (B)		139,000	139,695
6.750%, 05/01/2029 (B)		160,000	166,400
General Electric Company 6.750%, 03/15/2032		10,000	13,638
General Motors Financial Company, Inc.
2.400%, 04/10/2028		47,000	47,194
4.350%, 01/17/2027		34,000	37,454
Genworth Holdings, Inc.
4.800%, 02/15/2024		125,000	130,000
6.500%, 06/15/2034		65,000	67,410
Georgia Power Company 3.250%, 03/15/2051		120,000	120,354
Gilead Sciences, Inc. 2.800%, 10/01/2050		37,000	35,869
Global Payments, Inc. 4.150%, 08/15/2049		120,000	136,880
Gray Oak Pipeline LLC
2.600%, 10/15/2025 (B)		48,000	48,055
3.450%, 10/15/2027 (B)		285,000	297,501
Great Lakes Dredge & Dock Corp. 5.250%, 06/01/2029 (B)		312,000	321,360
GTCR AP Finance, Inc. 8.000%, 05/15/2027 (B)		50,000	51,875
GYP Holdings III Corp. 4.625%, 05/01/2029 (B)		90,000	90,225
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (B)		119,171	124,683
Hess Corp. 5.800%, 04/01/2047		22,000	28,106
Hightower Holding LLC 6.750%, 04/15/2029 (B)		120,000	123,000
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Home Point Capital, Inc. 5.000%, 02/01/2026 (B)	$588,000	$545,370
HUB International, Ltd.
5.625%, 12/01/2029 (B)	85,000	87,569
7.000%, 05/01/2026 (B)	84,000	86,310
Huntsman International LLC 4.500%, 05/01/2029	22,000	24,318
IBM Corp. 2.950%, 05/15/2050	200,000	195,317
Intercontinental Exchange, Inc.
2.650%, 09/15/2040	36,000	34,765
4.250%, 09/21/2048	105,000	128,338
International Flavors & Fragrances, Inc. 2.300%, 11/01/2030 (B)	39,000	38,242
Interstate Power & Light Company 3.100%, 11/30/2051	240,000	238,418
JPMorgan Chase & Co. 5.500%, 10/15/2040	27,000	36,728
JPMorgan Chase & Co. (3.109% to 4-22-50, then SOFR + 2.440%) 04/22/2051	15,000	15,498
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	27,000	30,645
Kentucky Utilities Company 3.300%, 06/01/2050	115,000	120,562
Keurig Dr. Pepper, Inc. 3.800%, 05/01/2050	105,000	116,264
Kyndryl Holdings, Inc.
3.150%, 10/15/2031 (B)	110,000	106,701
4.100%, 10/15/2041 (B)	60,000	58,085
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (B)	51,000	51,333
5.250%, 10/01/2025 (B)	130,000	131,300
LBM Acquisition LLC 6.250%, 01/15/2029 (B)	74,000	73,168
LD Holdings Group LLC
6.125%, 04/01/2028 (B)	163,000	153,628
6.500%, 11/01/2025 (B)	140,000	138,131
Lear Corp. 3.800%, 09/15/2027	7,000	7,630
Lennar Corp. 4.750%, 11/29/2027	155,000	175,410
LFS Topco LLC 5.875%, 10/15/2026 (B)	50,000	51,625
LGI Homes, Inc. 4.000%, 07/15/2029 (B)	126,000	125,528
Liberty Mutual Group, Inc. 4.300%, 02/01/2061 (B)	235,000	220,900
Lockheed Martin Corp. 4.090%, 09/15/2052	95,000	117,374
M/I Homes, Inc. 3.950%, 02/15/2030	128,000	126,080
MajorDrive Holdings IV LLC 6.375%, 06/01/2029 (B)	45,000	43,538
Marsh & McLennan Companies, Inc. 4.900%, 03/15/2049	45,000	60,484
Matador Resources Company 5.875%, 09/15/2026	147,000	151,410
Merck & Company, Inc. 2.900%, 12/10/2061	110,000	109,428
Microsoft Corp.
2.525%, 06/01/2050	60,000	58,511
3.450%, 08/08/2036	27,000	31,078

The accompanying notes are an integral part of the financial statements.	65

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
MidAmerican Energy Company 3.150%, 04/15/2050		$24,000	$25,120
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (B)		60,000	62,550
Molson Coors Beverage Company 4.200%, 07/15/2046		42,000	46,555
Moody's Corp. 3.100%, 11/29/2061		120,000	118,962
Morgan Stanley 3.950%, 04/23/2027		12,000	13,211
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025		22,000	21,712
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031		42,000	45,767
Mozart Debt Merger Sub, Inc. 5.250%, 10/01/2029 (B)		45,000	45,614
MSCI, Inc. 3.875%, 02/15/2031 (B)		170,000	177,013
Nabors Industries, Inc. 7.375%, 05/15/2027 (B)		40,000	41,408
Nationstar Mortgage Holdings, Inc. 5.750%, 11/15/2031 (B)		185,000	184,075
Nordstrom, Inc.
2.300%, 04/08/2024		35,000	35,000
4.250%, 08/01/2031		20,000	19,650
Northern States Power Company 2.600%, 06/01/2051		27,000	25,757
Novelis Corp. 4.750%, 01/30/2030 (B)		110,000	115,638
Occidental Petroleum Corp.
3.000%, 02/15/2027		70,000	71,050
4.400%, 08/15/2049		75,000	75,938
6.450%, 09/15/2036		85,000	108,375
Oncor Electric Delivery Company LLC 2.750%, 05/15/2030		52,000	54,019
OneMain Finance Corp. 6.625%, 01/15/2028		50,000	56,000
Oracle Corp.
3.600%, 04/01/2050		27,000	26,437
4.100%, 03/25/2061		195,000	203,232
OT Merger Corp. 7.875%, 10/15/2029 (B)		130,000	127,888
Pacific Gas & Electric Company 4.950%, 07/01/2050		33,000	35,939
PacifiCorp 3.300%, 03/15/2051		110,000	113,993
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)		36,000	36,789
PayPal Holdings, Inc. 3.250%, 06/01/2050		55,000	58,910
PDC Energy, Inc. 5.750%, 05/15/2026		460,000	475,359
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (B)		430,000	413,402
Penske Truck Leasing Company LP 4.250%, 01/17/2023 (B)		37,000	38,250
Philip Morris International, Inc. 1.450%, 08/01/2039	EUR	390,000	409,620
Piedmont Natural Gas Company, Inc. 3.350%, 06/01/2050		$115,000	117,903
Plains All American Pipeline LP 3.800%, 09/15/2030		59,000	61,610
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Post Holdings, Inc.
4.625%, 04/15/2030 (B)		$170,000	$173,145
5.625%, 01/15/2028 (B)		112,000	118,691
Presidio Holdings, Inc. 8.250%, 02/01/2028 (B)		275,000	292,875
Prologis Euro Finance LLC 1.000%, 02/16/2041	EUR	195,000	202,908
Public Service Electric & Gas Company 2.050%, 08/01/2050		$70,000	59,160
Range Resources Corp. 8.250%, 01/15/2029		5,000	5,575
Raytheon Technologies Corp. 2.820%, 09/01/2051		120,000	115,863
Reynolds American, Inc.
4.850%, 09/15/2023		22,000	23,354
5.850%, 08/15/2045		580,000	704,724
Royal Caribbean Cruises, Ltd. 5.500%, 08/31/2026 (B)		105,000	106,764
Royalty Pharma PLC
3.300%, 09/02/2040		36,000	35,896
3.350%, 09/02/2051		60,000	57,392
salesforce.com, Inc. 2.700%, 07/15/2041		32,000	31,959
San Diego Gas & Electric Company 3.320%, 04/15/2050		22,000	23,152
Santander Holdings USA, Inc. 3.450%, 06/02/2025		37,000	38,818
Scripps Escrow II, Inc. 5.375%, 01/15/2031 (B)		65,000	66,056
Signal Parent, Inc. 6.125%, 04/01/2029 (B)		262,000	232,525
Silgan Holdings, Inc. 2.250%, 06/01/2028	EUR	160,000	180,420
SM Energy Company 6.500%, 07/15/2028		$93,000	96,255
Specialty Building Products Holdings LLC 6.375%, 09/30/2026 (B)		75,000	78,605
Spirit AeroSystems, Inc. 5.500%, 01/15/2025 (B)		25,000	25,906
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (B)		120,000	128,106
SRS Distribution, Inc.
6.000%, 12/01/2029 (B)		126,000	126,630
6.125%, 07/01/2029 (B)		75,000	76,434
Staples, Inc. 10.750%, 04/15/2027 (B)		95,000	89,538
STL Holding Company LLC 7.500%, 02/15/2026 (B)		100,000	105,500
Sutter Health 4.091%, 08/15/2048		105,000	123,397
Sysco Corp. 6.600%, 04/01/2040		140,000	202,801
Targa Resources Partners LP 5.375%, 02/01/2027		55,000	56,681
Teledyne Technologies, Inc. 2.750%, 04/01/2031		47,000	47,662
Terex Corp. 5.000%, 05/15/2029 (B)		188,000	193,170
The Boeing Company 5.805%, 05/01/2050		27,000	36,561
The Brooklyn Union Gas Company 4.273%, 03/15/2048 (B)		105,000	120,008

The accompanying notes are an integral part of the financial statements.	66

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) 06/01/2026 (D)		$120,000	$122,400
The Dun & Bradstreet Corp. 5.000%, 12/15/2029 (B)		80,000	81,842
The Gap, Inc.
3.625%, 10/01/2029 (B)		183,000	181,005
3.875%, 10/01/2031 (B)		302,000	297,848
The Hartford Financial Services Group, Inc. 3.600%, 08/19/2049		55,000	60,200
The Hertz Corp. 5.000%, 12/01/2029 (B)		100,000	100,086
The Home Depot, Inc.
2.375%, 03/15/2051		37,000	33,989
3.350%, 04/15/2050		105,000	114,509
The Michaels Companies, Inc. 7.875%, 05/01/2029 (B)		119,000	117,215
The Sherwin-Williams Company 4.550%, 08/01/2045		30,000	36,495
The Southern Company 3.700%, 04/30/2030		15,000	16,314
The Toledo Hospital 5.750%, 11/15/2038		100,000	116,692
The Travelers Companies, Inc. 3.050%, 06/08/2051		110,000	114,916
The William Carter Company 5.625%, 03/15/2027 (B)		393,000	406,264
The Williams Companies, Inc. 3.500%, 11/15/2030		44,000	46,768
Thermo Fisher Scientific, Inc. 1.875%, 10/01/2049	EUR	460,000	535,678
T-Mobile USA, Inc.
3.600%, 11/15/2060 (B)		$180,000	178,294
3.750%, 04/15/2027		32,000	34,653
4.500%, 04/15/2050		21,000	24,578
TopBuild Corp. 3.625%, 03/15/2029 (B)		90,000	90,675
TransDigm, Inc. 6.250%, 03/15/2026 (B)		170,000	176,694
United Natural Foods, Inc. 6.750%, 10/15/2028 (B)		113,000	121,000
United States Steel Corp. 6.875%, 03/01/2029		195,000	209,869
United Wholesale Mortgage LLC
5.500%, 11/15/2025 to 04/15/2029 (B)		533,000	527,244
5.750%, 06/15/2027 (B)		95,000	95,238
UnitedHealth Group, Inc. 3.750%, 10/15/2047		27,000	30,992
Unum Group 4.000%, 03/15/2024		36,000	38,007
Valero Energy Corp. 3.650%, 12/01/2051		120,000	119,230
Verizon Communications, Inc.
1.500%, 09/19/2039	EUR	105,000	118,795
2.100%, 03/22/2028		$37,000	37,070
3.400%, 03/22/2041		22,000	23,033
4.000%, 03/22/2050		10,000	11,482
4.016%, 12/03/2029		69,000	77,356
ViacomCBS, Inc. 5.250%, 04/01/2044		22,000	27,542
Victors Merger Corp. 6.375%, 05/15/2029 (B)		275,000	258,500
Viper Energy Partners LP 5.375%, 11/01/2027 (B)		640,000	660,800
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Virginia Electric and Power Company 2.450%, 12/15/2050		$35,000	$32,243
Wabtec Corp. 3.200%, 06/15/2025		80,000	83,259
Xcel Energy, Inc. 3.400%, 06/01/2030		29,000	31,117
Zoetis, Inc. 3.000%, 05/15/2050		27,000	28,070
			29,440,436
TOTAL CORPORATE BONDS (Cost $40,315,354)			$40,597,701
CONVERTIBLE BONDS - 3.4%
Canada - 0.2%
IMAX Corp., 0.500%, 04/01/2026 (B)		340,000	326,973
China - 0.3%
NIO, Inc., 0.500%, 02/01/2027 (B)		485,000	409,825
Smart Insight International, Ltd., 4.500%, 12/05/2023	HKD	2,000,000	255,465
			665,290
France - 0.2%
Worldline SA, Zero Coupon, 0.000%, 07/30/2026	EUR	349,086	397,819
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025		$20,000	25,350
Italy - 0.1%
Nexi SpA, 1.750%, 04/24/2027	EUR	100,000	126,907
Luxembourg - 0.2%
Arrival SA, 3.500%, 12/01/2026 (B)		$515,000	471,895
Singapore - 0.2%
Maxeon Solar Technologies, Ltd., 6.500%, 07/15/2025		80,000	87,000
Sea, Ltd., 0.250%, 09/15/2026		470,000	432,118
			519,118
United Kingdom - 0.2%
Endeavour Mining Corp., 3.000%, 02/15/2023 (B)		400,000	450,000
United States - 2.0%
Airbnb, Inc., 0.511%, 03/15/2026 (B)(F)		40,000	39,140
Apellis Pharmaceuticals, Inc., 3.500%, 09/15/2026		60,000	90,713
Bandwidth, Inc., 0.250%, 03/01/2026		25,000	26,450
Bandwidth, Inc., 0.500%, 04/01/2028 (B)		90,000	70,065
Beyond Meat, Inc., 7.193%, 03/15/2027 (B)(F)		130,000	90,103
Block, Inc., 0.125%, 03/01/2025		15,000	22,256
Bloomin' Brands, Inc., 5.000%, 05/01/2025		8,000	15,515
Chegg, Inc., 4.079%, 09/01/2026 (F)		110,000	91,025
Cracker Barrel Old Country Store, Inc., 0.625%, 06/15/2026 (B)		320,000	306,600
DraftKings, Inc., 4.610%, 03/15/2028 (B)(F)		125,000	94,125
Etsy, Inc., 0.125%, 10/01/2026		12,000	30,576
Everbridge, Inc., 4.050%, 03/15/2026 (B)(F)		105,000	88,650
Exact Sciences Corp., 0.375%, 03/01/2028		95,000	91,732
FTI Consulting, Inc., 2.000%, 08/15/2023		25,000	38,700
Haemonetics Corp., 4.327%, 03/01/2026 (B)(F)		110,000	91,974
Itron, Inc., 2.289%, 03/15/2026 (B)(F)		95,000	86,260

The accompanying notes are an integral part of the financial statements.	67

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
JetBlue Airways Corp., 0.500%, 04/01/2026 (B)	$435,000	$405,515
John Bean Technologies Corp., 0.250%, 05/15/2026 (B)	40,000	43,960
NuVasive, Inc., 0.375%, 03/15/2025	170,000	162,988
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	324,000	356,773
Pegasystems, Inc., 0.750%, 03/01/2025	80,000	84,504
Penn National Gaming, Inc., 2.750%, 05/15/2026	8,000	18,960
Pioneer Natural Resources Company, 0.250%, 05/15/2025	65,000	115,822
Redfin Corp., 0.500%, 04/01/2027 (B)	100,000	81,110
Repay Holdings Corp., 3.576%, 02/01/2026 (B)(F)	475,000	410,590
Revance Therapeutics, Inc., 1.750%, 02/15/2027	100,000	87,563
RingCentral, Inc., 2.894%, 03/15/2026 (F)	95,000	84,120
Royal Caribbean Cruises, Ltd., 4.250%, 06/15/2023	130,000	165,425
Shake Shack, Inc., 3.073%, 03/01/2028 (B)(F)	110,000	91,025
Shift4 Payments, Inc., 0.500%, 08/01/2027 (B)	475,000	417,098
Southwest Airlines Company, 1.250%, 05/01/2025	17,000	22,661
Splunk, Inc., 1.125%, 06/15/2027	35,000	32,638
Spotify USA, Inc., 2.385%, 03/15/2026 (B)(F)	90,000	81,396
The Middleby Corp., 1.000%, 09/01/2025	101,000	161,411
Twitter, Inc., 2.620%, 03/15/2026 (B)(F)	100,000	89,560
Uber Technologies, Inc., 0.466%, 12/15/2025 (F)	50,000	49,075
Workday, Inc., 0.250%, 10/01/2022	40,000	74,400
		4,310,478
TOTAL CONVERTIBLE BONDS (Cost $7,335,077)		$7,293,830
MUNICIPAL BONDS - 3.3%
United States - 3.3%
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	60,000	66,631
Chicago Transit Authority (Illinois) 3.502%, 12/01/2033	435,000	475,236
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	55,000	77,463
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	105,000	108,375
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	75,000	76,386
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	100,000	126,237
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	240,000	296,860
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	240,000	240,105
City of Tampa (Florida) 2.802%, 09/01/2036 (F)	100,000	66,275
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	$625,000	$615,708
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	70,000	88,854
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	100,000	128,809
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	150,000	188,518
County of Miami-Dade Aviation Revenue (Florida) 2.786%, 10/01/2037	200,000	195,759
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2036	115,000	137,059
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	50,000	51,377
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	130,000	133,236
District of Columbia 3.432%, 04/01/2042	405,000	422,690
Grand Parkway Transportation Corp. (Texas) 3.236%, 10/01/2052	190,000	192,240
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	50,000	58,069
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	100,000	115,174
Iowa Finance Authority 3.250%, 07/01/2050	50,000	54,059
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	110,000	133,503
Metropolitan Transportation Authority (New York) 6.668%, 11/15/2039	15,000	21,305
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	100,000	126,129
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	50,000	57,394
New York City Transitional Finance Authority 4.000%, 05/01/2045	75,000	88,322
Orange County Convention Center (Florida) 5.000%, 10/01/2031	55,000	63,383
Port Authority of New York & New Jersey 4.000%, 03/15/2030	230,000	270,253
Port Authority of New York & New Jersey 5.000%, 09/15/2033	140,000	170,231
Port Authority of New York & New Jersey 4.823%, 06/01/2045	140,000	153,953

The accompanying notes are an integral part of the financial statements.	68

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
Port Authority of New York & New Jersey 1.086%, 07/01/2023		$25,000	$25,133
Port of Seattle (Washington) 5.000%, 04/01/2039		190,000	234,077
Port of Seattle (Washington) 5.000%, 10/01/2031		100,000	116,600
Sales Tax Securitization Corp. (Illinois) 3.238%, 01/01/2042		25,000	25,128
San Diego County Regional Transportation Commission (California) 3.248%, 04/01/2048		75,000	76,308
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050		325,000	397,626
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039		160,000	187,302
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051		155,000	155,453
State of Hawaii Airports System Revenue 4.000%, 07/01/2035		100,000	117,958
State of Hawaii Airports System Revenue 5.000%, 07/01/2034		295,000	374,727
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054		140,000	177,343
University of California 1.316%, 05/15/2027		45,000	44,187
Wisconsin Center District 4.173%, 12/15/2050		65,000	70,600
TOTAL MUNICIPAL BONDS (Cost $6,752,553)			$7,002,035
TERM LOANS (G) - 9.1%
Canada - 0.0%
Xplornet Communication, Inc., 2021 Term Loan (1 month LIBOR + 4.000%), 4.500%, 10/02/2028		99,750	99,543
France - 0.1%
CAB SELAS, 2021 EUR Term Loan B (6 month EURIBOR + 3.500%), 3.500%, 01/28/2028	EUR	140,000	157,887
Germany - 0.0%
Birkenstock US BidCo, Inc., USD Term Loan B (6 month LIBOR + 3.250%), 3.750%, 04/28/2028		$99,500	99,127
Ireland - 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%), 2.140%, 11/05/2028		100,000	99,875
Israel - 0.0%
Playtika Holding Corp., 2021 Term Loan (1 month LIBOR + 2.750%), 2.854%, 03/13/2028		99,250	98,712
Luxembourg - 0.2%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024		200,000	199,666
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Luxembourg (continued)
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%), 4.000%, 05/05/2028		$104,475	$104,808
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%), 4.500%, 10/01/2026		99,000	99,310
			403,784
Netherlands - 0.3%
Boels Topholding BV, 2021 EUR Term Loan B (3 month EURIBOR + 3.250%), 3.250%, 02/06/2027	EUR	155,000	175,772
Diamond BC BV, 2021 Term Loan B (3 month LIBOR + 3.000%), 3.500%, 09/29/2028		$225,000	223,945
Telenet Financing USD LLC, 2020 USD Term Loan AR (3 month LIBOR + 2.000%), 2.110%, 04/30/2028		200,000	196,250
			595,967
Sweden - 0.2%
Verisure Holding AB, 2020 EUR Term Loan B (3 month EURIBOR + 3.250%), 3.250%, 07/20/2026	EUR	155,000	175,255
Verisure Holding AB, 2021 EUR Term Loan (6 month EURIBOR + 3.250%), 3.250%, 03/27/2028		185,000	209,066
			384,321
United Kingdom - 0.1%
Lorca Finco PLC, EUR New Money Term Loan B2 (6 month EURIBOR + 4.250%), 4.250%, 09/17/2027		180,000	204,930
United States - 8.1%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (3 month LIBOR + 4.750%), 5.500%, 04/20/2028		$100,000	103,446
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B, TBD 12/08/2028 (H)		98,955	98,460
ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B3, TBD 12/08/2028 (H)		15,522	15,445
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, TBD 12/21/2028 (H)		15,522	15,445
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.724%, 02/15/2027		245,625	242,555
Adient U.S. LLC, 2021 Term Loan B (1 month LIBOR + 3.500%), 3.604%, 04/08/2028		99,500	99,397
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%), 4.000%, 12/23/2027		99,750	99,485
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%), 3.875%, 12/23/2027		99,250	98,547
AlixPartners LLP, 2021 USD Term Loan B (1 month LIBOR + 2.750%), 3.250%, 02/04/2028		158,800	158,063
Alliance Laundry Systems LLC, Term Loan B (3 month LIBOR + 3.500%), 4.250%, 10/08/2027		122,411	122,353

The accompanying notes are an integral part of the financial statements.	69

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Amentum Government Services Holdings LLC, Term Loan B (1 month LIBOR + 3.500%), 3.602%, 01/29/2027	$98,500	$96,838
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%), 4.005%, 07/10/2028	100,000	99,722
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.851%, 03/11/2025	125,000	123,320
Aretec Group, Inc., 2018 Term Loan (1 month LIBOR + 4.250%), 4.354%, 10/01/2025	195,960	195,877
Artera Services LLC, Incremental Term Loan (3 month LIBOR + 3.500%), 4.500%, 03/06/2025	99,500	96,142
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.354%, 12/23/2026	147,084	145,981
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.354%, 01/31/2028	145,000	145,363
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%), 2.750%, 11/08/2027	178,652	178,429
Bausch Health Americas, Inc., 2018 Term Loan B (1 month LIBOR + 3.000%), 3.104%, 06/02/2025	93,656	93,164
Beacon Roofing Supply, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%), 2.352%, 05/19/2028	196,954	195,673
Belron Finance US LLC, 2019 USD Term Loan B3 (3 month LIBOR + 2.250%), 2.438%, 10/30/2026	196,491	194,935
Berlin Packaging LLC, 2021 First Lien Term Loan B (3 month LIBOR + 3.750%), 4.250%, 03/11/2028	169,575	169,236
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%), 3.104%, 06/15/2025	172,762	171,466
Boyd Gaming Corp., Term Loan B3 (1 month LIBOR + 2.250%), 2.354%, 09/15/2023	194,266	194,023
Brightview Landscapes LLC, 2018 1st Lien Term Loan B (1 month LIBOR + 2.500%), 2.625%, 08/15/2025	98,219	97,646
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%), 3.000%, 06/07/2028	174,532	174,095
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 3.500%), 3.604%, 07/21/2025	167,875	167,833
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%), 4.000%, 10/18/2028	165,000	163,350
CCC Intelligent Solutions, Inc., Term Loan B (3 month LIBOR + 2.500%), 3.000%, 09/21/2028	100,000	99,844
Change Healthcare Holdings LLC, 2017 Term Loan B (1 month LIBOR + 2.500%), 3.500%, 03/01/2024	175,161	174,962
Chariot Buyer LLC, Term Loan B (1 month LIBOR + 3.500%), 4.000%, 11/03/2028	125,000	124,844
Opportunistic Fixed Income Trust (continued)
		Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Charter Communications Operating LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%), 1.850%, 02/01/2027		$147,362	$145,865
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%), 3.354%, 04/30/2026		169,891	168,744
Core & Main LP, 2021 Term Loan B (1 month LIBOR + 2.500%), 2.602%, 07/27/2028		246,186	244,443
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.104%, 10/16/2026		196,500	195,987
Deerfield Dakota Holding LLC, 2020 EUR Term Loan B (1 month EURIBOR + 4.000%), 4.000%, 04/09/2027	EUR	295,500	336,568
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027		$694,421	694,747
DT Midstream, Inc., Term Loan B (3 and 6 month LIBOR + 2.000%), 2.500%, 06/26/2028		129,350	129,532
E2open LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 4.000%, 02/04/2028		114,712	114,712
EG America LLC, 2021 Term Loan (3 month LIBOR + 4.250%), 4.750%, 03/31/2026		99,504	100,125
Elanco Animal Health, Inc., Term Loan B (3 month LIBOR + 1.750%), 1.849%, 08/01/2027		289,020	284,956
Element Solutions, Inc., 2019 Term Loan B1 (1 month LIBOR + 2.000%), 2.104%, 01/31/2026		196,482	195,571
Endurance International Group Holdings, Inc., Term Loan (3 month LIBOR + 3.500%), 4.250%, 02/10/2028		99,500	98,568
Ensemble RCM LLC, Term Loan (3 month LIBOR + 3.750%), 3.879%, 08/03/2026		98,987	98,822
EP Purchaser LLC, 2021 Term Loan B (3 month LIBOR + 3.500%), 4.000%, 11/06/2028		100,000	99,975
Epicor Software Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 4.000%, 07/30/2027		134,377	134,191
First Student Bidco, Inc., Term Loan B (3 month LIBOR + 3.000%), 3.500%, 07/21/2028		83,995	83,610
First Student Bidco, Inc., Term Loan C (3 month LIBOR + 3.000%), 4.000%, 07/21/2028		31,005	30,863
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%), 4.000%, 03/02/2028		99,126	98,858
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (3 month LIBOR + 3.750%), 4.500%, 05/01/2028		99,250	99,052
Gainwell Acquisition Corp., Term Loan B (3 month LIBOR + 4.000%), 4.750%, 10/01/2027		113,664	113,834

The accompanying notes are an integral part of the financial statements.	70

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Go Daddy Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 2.000%), 2.104%, 08/10/2027	$132,975	$131,790
Great Outdoors Group LLC, 2021 Term Loan B1 (3 month LIBOR + 3.750%), 4.500%, 03/06/2028	277,205	277,263
Harbor Freight Tools USA, Inc., 2021 Term Loan B (1 month LIBOR + 2.750%), 3.250%, 10/19/2027	131,659	131,266
Hayward Industries, Inc., 2021 Term Loan (1 month LIBOR + 2.500%), 3.000%, 05/12/2028	124,375	123,727
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%), 4.104%, 04/30/2025	119,400	119,102
Horizon Therapeutics USA, Inc., 2021 Term Loan B2 (1 month LIBOR + 1.750%), 2.250%, 03/15/2028	114,138	113,648
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.875%, 04/25/2025	244,924	241,919
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.000%, 04/25/2025	322,050	321,748
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	162,895	163,384
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%), 4.250%, 12/15/2027	99,000	98,907
LBM Acquisition LLC, Term Loan B (1 month LIBOR + 3.750%), 4.500%, 12/17/2027	204,654	202,640
MajorDrive Holdings IV LLC, Term Loan B (3 month LIBOR + 4.000%), 4.500%, 05/12/2028	99,500	99,376
MH Sub I LLC, 2020 Incremental Term Loan (1 month LIBOR + 3.750%), 4.750%, 09/13/2024	99,747	99,851
Mitchell International, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.250%, 10/15/2028	170,000	168,849
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%), 3.750%, 10/23/2028	205,000	204,910
MPH Acquisition Holdings LLC, 2021 Term Loan B (3 month LIBOR + 4.250%), 4.750%, 08/17/2028	224,438	218,687
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.352%, 10/20/2025	245,570	240,214
NFP Corp., 2020 Term Loan (1 month LIBOR + 3.250%), 3.354%, 02/15/2027	222,559	218,700
Nouryon USA LLC, 2018 USD Term Loan B (1 month LIBOR + 3.000%), 3.102%, 10/01/2025	96,830	96,407
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%), 3.500%, 06/02/2028	120,521	120,546
Oryx Midstream Services Permian Basin LLC, Term Loan B (3 month LIBOR + 3.250%), 3.750%, 10/05/2028	100,000	99,266
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Packaging Coordinators Midco, Inc., 2020 1st Lien Term Loan (3 month LIBOR + 3.750%), 4.500%, 11/30/2027	$99,250	$99,168
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%), 3.854%, 03/31/2027	122,868	122,363
PECF USS Intermediate Holding III Corp., Term Loan B, TBD 12/15/2028 (H)	100,000	100,036
Penn National Gaming, Inc., 2018 1st Lien Term Loan B (1 month LIBOR + 2.250%), 3.000%, 10/15/2025	109,888	109,717
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%), 4.500%, 02/01/2028	109,175	109,136
Phoenix Newco, Inc., 2021 1st Lien Term Loan, TBD 11/15/2028 (H)	120,000	119,946
Proampac PG Borrower LLC, 2020 Term Loan (Prime rate + 2.750% and 3 month LIBOR + 3.750%), 4.504%, 11/03/2025	109,450	109,450
Proofpoint, Inc., 1st Lien Term Loan (3 month LIBOR + 3.250%), 3.750%, 08/31/2028	100,000	99,508
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.604%, 02/01/2027	196,000	193,607
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.750%, 04/24/2028	199,500	198,784
Savage Enterprises LLC, 2021 Term Loan B (1 month LIBOR + 3.250%), 3.750%, 09/15/2028	134,325	134,052
Scientific Games International, Inc., 2018 Term Loan B5 (1 month LIBOR + 2.750%), 2.854%, 08/14/2024	197,436	196,603
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.354%, 12/31/2025	195,960	194,286
Sedgwick Claims Management Services, Inc., 2019 Term Loan B (1 month LIBOR + 3.750%), 3.854%, 09/03/2026	98,985	98,819
Shutterfly LLC, 2021 Term Loan (3 month LIBOR + 5.000%), 5.750%, 09/25/2026	100,000	98,750
Signal Parent, Inc., Term Loan B (1 month LIBOR + 3.500%), 4.250%, 04/03/2028	199,000	193,030
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month LIBOR + 3.750%), 4.750%, 10/20/2027	100,000	105,625
Solera LLC, USD Term Loan B (3 month LIBOR + 4.000%), 4.500%, 06/02/2028	119,700	119,587
Specialty Building Products Holdings LLC, 2021 Term Loan B, TBD 10/15/2028 (H)	100,000	99,688
SRS Distribution, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.250%, 06/02/2028	154,613	154,119

The accompanying notes are an integral part of the financial statements.	71

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.854%, 04/16/2025	$99,069	$97,868
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.854%, 04/16/2025	80,421	79,446
Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%), 3.000%, 09/22/2028	112,966	113,013
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%), 4.500%, 08/31/2026	197,477	197,230
Tecta America Corp., 2021 Term Loan (1 month LIBOR + 4.250%), 5.000%, 04/10/2028	129,350	129,188
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.352%, 02/06/2026	344,829	343,229
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%), 3.750%, 06/30/2028	83,722	83,722
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%), 3.750%, 06/30/2028	15,858	15,858
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%), 5.000%, 04/15/2028	129,350	128,080
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%), 4.000%, 07/30/2027	276,517	276,479
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.354%, 05/30/2025	196,000	193,148
TricorBraun Holdings, Inc., 2021 Delayed Draw Term Loan (3 month LIBOR + 3.250%), 3.750%, 03/03/2028	18,347	18,199
TricorBraun Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.250%), 3.750%, 03/03/2028	81,229	80,574
Tronox Finance LLC, 2021 Term Loan B (1 and 3 month LIBOR + 2.250%), 2.454%, 03/13/2028	111,939	110,838
UFC Holdings LLC, 2021 Term Loan B (6 month LIBOR + 2.750%), 3.500%, 04/29/2026	182,560	181,549
UKG, Inc., 2021 Term Loan (3 month LIBOR + 3.250%), 3.750%, 05/04/2026	108,902	108,255
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%), 3.854%, 05/04/2026	147,362	146,809
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%), 4.500%, 04/21/2028	99,250	99,385
UPC Financing Partnership, 2021 USD Term Loan AX (3 month LIBOR + 3.000%), 3.110%, 01/31/2029	180,000	179,287
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%), 3.224%, 05/16/2024	122,756	121,727
Virgin Media Bristol LLC, 2020 USD Term Loan Q (3 month LIBOR + 3.250%), 3.360%, 01/31/2029	145,000	144,842
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
United States (continued)
Weber-Stephen Products LLC, Term Loan B (1 and 6 month LIBOR + 3.250%), 4.000%, 10/30/2027	$81,392	$81,460
White Cap Buyer LLC, Term Loan B (1 month LIBOR + 4.000%), 4.500%, 10/19/2027	133,650	133,665
WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%), 4.000%, 04/13/2028	94,500	93,437
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 3.599%, 09/30/2026	148,500	147,365
		17,078,089
TOTAL TERM LOANS (Cost $19,006,182)		$19,222,235
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.1%
Commercial and residential - 4.0%
ACRE Commercial Mortgage, Ltd., Series 2021-FL4, Class B (1 month LIBOR + 1.400%), 1.489%, 12/18/2037 (B)(I)	100,000	99,652
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (B)(J)	180,000	182,146
ANTLR Mortgage Trust, Series 2021-RTL1, Class A1, 2.115%, 11/25/2024 (B)(J)	125,000	124,683
BANK
Series 2021-BN32, Class XA IO, 0.892%, 04/15/2054	998,668	56,841
Series 2021-BN35, Class XA IO, 1.159%, 06/15/2064	1,328,018	104,320
Series 2021-BN37, Class XA IO, 0.613%, 11/15/2064	999,703	43,980
BBCMS Mortgage Trust, Series 2017-DELC, Class A (1 month LIBOR + 0.850%), 0.940%, 08/15/2036 (B)(I)	100,000	99,908
Benchmark Mortgage Trust
Series 2019-B10, Class XA IO, 1.388%, 03/15/2062	565,675	38,948
Series 2020-B22, Class XA IO, 1.635%, 01/15/2054	204,600	23,423
BPR Trust, Series 2021-TY, Class A (1 month LIBOR + 1.050%), 1.140%, 09/15/2038 (B)(I)	115,000	114,781
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1, 3.181%, 05/25/2060 (B)(J)	180,000	180,743
Series 2021-A, Class A1, 1.991%, 04/25/2031 (B)	142,843	141,748
Series 2021-NQM1, Class M1, 2.316%, 02/25/2049 (B)(J)	100,000	99,185
BX Commercial Mortgage Trust
Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.340%, 10/15/2036 (B)(I)	233,750	233,383
Series 2020-BXLP, Class G (1 month LIBOR + 2.500%), 2.590%, 12/15/2036 (B)(I)	83,504	82,566
Series 2020-VKNG, Class F (1 month LIBOR + 2.750%), 2.840%, 10/15/2037 (B)(I)	222,056	220,542

The accompanying notes are an integral part of the financial statements.	72

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BX Trust
Series 2018-GW, Class E (1 month LIBOR + 1.970%), 2.060%, 05/15/2035 (B)(I)	$80,000	$79,247
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.590%, 01/15/2034 (B)(I)	55,000	54,139
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%), 2.340%, 01/15/2034 (B)(I)	40,000	39,694
BXHPP Trust, Series 2021-FILM, Class B (1 month LIBOR + 0.900%), 0.990%, 08/15/2036 (B)(I)	65,000	64,269
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.359%, 12/15/2047 (B)(J)	6,946	6,940
CIM Trust, Series 2021-R4, Class A1, 2.000%, 05/01/2061 (B)(J)	241,971	240,293
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG), Series 2013-CR13, Class B, 5.044%, 11/10/2046 (J)	169,000	177,533
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2020-SBX, Class C, 2.056%, 01/10/2038 (B)(J)	100,000	97,704
Series 2020-SBX, Class D, 2.398%, 01/10/2038 (B)(J)	100,000	97,170
Series 2021-LBA, Class C (1 month LIBOR + 1.200%), 1.290%, 03/15/2038 (B)(I)	280,000	275,952
Credit Suisse Mortgage Trust
Series 2020-NET, Class D, 3.828%, 08/15/2037 (B)(J)	100,000	101,788
Series 2020-RPL5, Class A1, 3.023%, 08/25/2060 (B)(J)	217,575	218,767
Series 2020-RPL6, Class A2, 3.271%, 03/25/2059 (B)(J)	215,000	212,120
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3, 1.128%, 05/25/2065 (B)(J)	60,310	59,818
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.589%, 04/25/2048 (B)(J)	115,000	118,248
Series 2015-K49, Class B, 3.721%, 10/25/2048 (B)(J)	250,000	263,696
Series 2016-K55, Class C, 4.163%, 04/25/2049 (B)(J)	50,000	52,633
Series 2018-K78, Class C, 4.128%, 06/25/2051 (B)(J)	182,000	194,709
Series 2018-K79, Class B, 4.351%, 07/25/2051 (B)(J)	75,000	82,858
Series 2019-K99, Class B, 3.646%, 10/25/2052 (B)(J)	180,000	194,126
GS Mortgage Securities Trust
Series 2017-GS6, Class C, 4.322%, 05/10/2050 (J)	25,000	26,559
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.290%, 06/15/2038 (B)(I)	280,000	279,826
Series 2021-IP, Class B (1 month LIBOR + 1.150%), 1.240%, 10/15/2036 (B)(I)	119,000	118,871
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2021-ROSS, Class A (1 month LIBOR + 1.150%), 1.240%, 05/15/2026 (B)(I)	$100,000	$99,441
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.500%, 09/25/2048 (B)(J)	30,081	30,469
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D (1 month LIBOR + 1.250%), 1.340%, 12/15/2037 (B)(I)	161,250	159,330
LHOME Mortgage Trust, Series 2021-RTL2, Class A1, 2.090%, 06/25/2026 (B)	155,000	155,260
LoanCore Issuer, Ltd., Series 2021-CRE4, Class B (SOFR + 1.364%), 1.412%, 07/15/2035 (B)(I)	100,000	99,824
Merit, Series 2020-HILL, Class B (1 month LIBOR + 1.400%), 1.490%, 08/15/2037 (B)(I)	99,019	98,989
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C (1 month LIBOR + 1.351%), 1.440%, 04/15/2038 (B)(I)	205,000	204,551
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class C, 4.156%, 12/15/2048 (J)	283,000	286,653
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.690%, 11/15/2034 (B)(I)	177,000	176,221
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.290%, 07/15/2035 (B)(I)	100,000	99,497
NYMT Loan Trust I, Series 2021-BPL1, Class A1, 2.239%, 05/25/2026 (B)	230,000	228,363
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A2, 3.598%, 02/25/2061 (B)	185,000	182,364
PRPM LLC
Series 2021-3, Class A2, 3.720%, 04/25/2026 (B)	110,000	108,685
Series 2021-5, Class A1, 1.793%, 06/25/2026 (B)	130,932	129,666
Series 2021-7, Class A1, 1.867%, 08/25/2026 (B)	154,214	152,555
Ready Capital Mortgage Financing LLC
Series 2021-FL6, Class AS (1 month LIBOR + 1.200%), 1.289%, 07/25/2036 (B)(I)	105,000	104,213
Series 2021-FL7, Class AS (1 month LIBOR + 1.500%), 1.580%, 11/25/2036 (B)(I)	55,000	54,949
SFO Commercial Mortgage Trust, Series 2021-555, Class B (1 month LIBOR + 1.500%), 1.590%, 05/15/2038 (B)(I)	70,000	69,961
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (B)(J)	128,689	127,896

The accompanying notes are an integral part of the financial statements.	73

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
STWD Trust, Series 2021-FLWR, Class B (1 month LIBOR + 0.926%), 1.016%, 07/15/2036 (B)(I)	$275,000	$271,715
Toorak Mortgage Corp., Series 2019-2, Class A2, 4.213%, 09/25/2022	150,000	150,102
Verus Securitization Trust
Series 2020-1, Class A3, 2.724%, 01/25/2060 (B)	128,223	128,384
Series 2020-INV1, Class A3, 3.889%, 03/25/2060 (B)(J)	100,000	102,401
VMC Finance LLC, Series 2021-FL4, Class A (1 month LIBOR + 1.100%), 1.189%, 06/16/2036 (B)(I)	162,077	161,765
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (B)(J)	28,751	28,966
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class C, 5.024%, 06/15/2044 (B)(J)	159,790	159,632
		8,475,661
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 2013-DN1, Class M2 (1 month LIBOR + 7.150%), 7.239%, 07/25/2023 (I)	90,489	95,256
Series 2014-DN2, Class M3 (1 month LIBOR + 3.600%), 3.689%, 04/25/2024 (I)	134,214	137,415
Series 2016-DNA2, Class M3 (1 month LIBOR + 4.650%), 4.739%, 10/25/2028 (I)	134,349	139,147
Series 2017-HQA2, Class M2 (1 month LIBOR + 2.650%), 2.739%, 12/25/2029 (I)	290,487	297,842
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.889%, 07/25/2030 (I)	237,949	239,266
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.389%, 09/25/2030 (I)	61,066	61,755
Series 2020-DNA2, Class M2 (1 month LIBOR + 1.850%), 1.939%, 02/25/2050 (B)(I)	69,864	70,105
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.849%, 10/25/2050 (B)(I)	74,389	74,974
Series 2020-DNA6, Class B1 (SOFR + 3.000%), 3.049%, 12/25/2050 (B)(I)	35,000	35,237
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.189%, 03/25/2050 (B)(I)	185,568	187,736
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.839%, 07/25/2050 (B)(I)	195,000	203,389
Series 324, Class C18 IO, 4.000%, 12/15/2033	299,212	34,529
Series 4446, Class BI IO, 6.500%, 04/15/2039	211,813	45,802
Series K066, Class X1 IO, 0.749%, 06/25/2027	1,246,060	45,007
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K100, Class X3 IO, 1.870%, 11/25/2047	$275,000	$33,808
Series K103, Class X1 IO, 0.638%, 11/25/2029	1,023,507	46,727
Series K105, Class X1 IO, 1.523%, 03/25/2053	639,216	68,531
Series K106, Class X1 IO, 1.354%, 01/25/2030	618,418	59,236
Series K106, Class X3 IO, 1.920%, 03/25/2048	490,000	65,044
Series K107, Class X1 IO, 1.591%, 01/25/2030	549,128	61,435
Series K108, Class X1 IO, 1.690%, 03/25/2030	389,890	47,501
Series K110, Class X1 IO, 1.697%, 04/25/2030	99,783	11,906
Series K111, Class X1 IO, 1.572%, 05/25/2030	99,714	11,373
Series K115, Class X3 IO, 2.958%, 09/25/2048	147,298	31,264
Series K116, Class X3 IO, 3.021%, 09/25/2047	223,880	49,091
Series K121, Class X1 IO, 1.028%, 10/25/2030	114,785	8,768
Series K122, Class X1 IO, 0.883%, 11/25/2030	99,852	6,735
Series K123, Class X1 IO, 0.775%, 12/25/2030	409,531	24,376
Series K124, Class X1 IO, 0.721%, 12/25/2030	252,730	14,452
Series K129, Class X3 IO, 3.172%, 05/25/2031	165,000	41,237
Series K737, Class X1 IO, 0.637%, 10/25/2026	494,800	12,941
Series K738, Class X1 IO, 1.515%, 01/25/2027	650,127	43,244
Series K740, Class X3 IO, 2.481%, 11/25/2047	135,000	17,036
Series K742, Class X3, IO, 2.595%, 04/25/2028	100,000	14,374
Series Q014, Class X IO, 2.800%, 10/25/2055	160,256	36,821
Federal National Mortgage Association
Series 2014-C02, Class 1M2 (1 month LIBOR + 2.600%), 2.689%, 05/25/2024 (I)	52,119	53,091
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 4.989%, 11/25/2024 (I)	83,955	87,416
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.739%, 09/25/2029 (I)	216,975	223,882
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.939%, 11/25/2029 (I)	250,207	256,479
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.089%, 05/25/2030 (I)	293,000	304,735
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.089%, 08/25/2030 (I)	60,000	61,879

The accompanying notes are an integral part of the financial statements.	74

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2018-C05, Class 1B1 (1 month LIBOR + 4.250%), 4.339%, 01/25/2031 (I)	$230,000	$240,938
Series 2018-C05, Class 1M2 (1 month LIBOR + 2.350%), 2.439%, 01/25/2031 (I)	103,060	104,093
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.239%, 11/25/2039 (B)(I)	173,297	173,297
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.189%, 09/25/2031 (B)(I)	75,000	76,838
Series 2019-R05, Class 1B1 (1 month LIBOR + 4.100%), 4.189%, 07/25/2039 (B)(I)	120,000	121,995
Series 2020-26, Class AI IO, 3.000%, 04/25/2033	416,284	26,510
Series 2020-26, Class IA IO, 3.500%, 11/25/2039	368,301	39,933
Series 2020-27, Class NI IO, 4.500%, 05/25/2050	261,293	45,421
Series 2020-35, Class IC IO, 5.000%, 06/25/2050	265,169	42,908
Series 2020-R02, Class 2B1 (1 month LIBOR + 3.000%), 3.089%, 01/25/2040 (B)(I)	152,000	152,330
Series 410, Class C8 IO, 4.000%, 04/25/2032	355,408	38,042
Government National Mortgage Association
Series 2015-62, Class CI IO, 4.500%, 05/20/2045	178,026	26,675
Series 2017-130, Class IO, 4.500%, 02/20/2040	184,610	27,107
Series 2018-168, Class AI IO, 5.000%, 12/16/2048	271,976	49,198
		4,526,127
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,593,961)		$13,001,788
ASSET BACKED SECURITIES - 4.4%
AASET Trust, Series 2021-2A, Class A, 2.798%, 01/15/2047 (B)	250,000	248,094
Ajax Mortgage Loan Trust, Series 2021-B, Class A, 2.239%, 06/25/2066 (B)	138,822	137,824
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2021-FL2, Class AS (1 month LIBOR + 1.400%), 1.490%, 05/15/2036 (B)(I)	100,000	99,625
Series 2021-FL3, Class B (1 month LIBOR + 1.600%), 1.690%, 08/15/2034 (B)(I)	110,000	109,553
Ares XXVII CLO, Ltd., Series 2013-2A, Class CR2 (3 month LIBOR + 2.000%), 2.124%, 10/28/2034 (B)(I)	250,000	249,998
Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210%, 07/15/2030 (B)	150,000	148,761
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bain Capital Credit CLO, Ltd., Series 2020-5A, Class E (3 month LIBOR + 6.900%), 7.032%, 01/20/2032 (B)(I)	$250,000	$249,995
BlueMountain CLO, Ltd., Series 2018-2A, Class D (3 month LIBOR + 3.150%), 3.306%, 08/15/2031 (B)(I)	250,000	245,079
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (B)	125,000	127,799
CF Hippolyta LLC, Series 2020-1, Class B1, 2.280%, 07/15/2060 (B)	234,728	234,472
CIFC Funding, Ltd., Series 2014-2RA, Class A1 (3 month LIBOR + 1.050%), 1.174%, 04/24/2030 (B)(I)	300,000	300,038
CoreVest American Finance Trust, Series 2020-4, Class B, 1.707%, 12/15/2052 (B)	100,000	97,190
DataBank Issuer, Series 2021-1A, Class A2, 2.060%, 02/27/2051 (B)	170,000	166,704
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118%, 07/25/2047 (B)	182,875	191,372
Series 2021-1A, Class A2I, 2.662%, 04/25/2051 (B)	84,575	84,931
Flagship Credit Auto Trust
Series 2021-3, Class C, 1.460%, 09/15/2027 (B)	350,000	344,070
Series 2021-3, Class D, 1.650%, 09/15/2027 (B)	112,000	109,918
FRTKL, Series 2021-SFR1, Class E2, 2.522%, 09/17/2038 (B)	132,000	128,715
Gilbert Park CLO, Ltd., Series 2017-1A, Class B (3 month LIBOR + 1.600%), 1.724%, 10/15/2030 (B)(I)	280,000	280,011
Greystone Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class B (1 month LIBOR + 1.650%), 1.740%, 07/15/2039 (B)(I)	100,000	99,815
Harriman Park CLO, Ltd., Series 2020-1A, Class DR (3 month LIBOR + 3.100%), 3.232%, 04/20/2034 (B)(I)	250,000	247,909
HIN Timeshare Trust, Series 2020-A, Class A, 1.390%, 10/09/2039 (B)	32,915	32,668
Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 09/17/2041 (B)	101,319	98,841
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 07/15/2039 (B)	219,019	214,556
KKR CLO, Ltd., Series 2020, Class B (3 month LIBOR + 1.550%), 1.672%, 10/16/2030 (B)(I)	282,000	280,684
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.940%, 11/16/2026 (B)	85,000	84,796
LCM XXV, Ltd., Series 25A, Class B2 (3 month LIBOR + 1.650%), 1.782%, 07/20/2030 (B)(I)	250,000	248,992
Lendbuzz Securitization Trust, Series 2021-1A, Class A, 1.460%, 06/15/2026 (B)	254,833	253,806

The accompanying notes are an integral part of the financial statements.	75

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XIX, Ltd., Series 2015-19A, Class A2R2 (3 month LIBOR + 1.500%), 1.628%, 01/22/2028 (B)(I)	$250,000	$249,112
Magnetite XVIII, Ltd., Series 2016-18A, Class BR (3 month LIBOR + 1.500%), 1.656%, 11/15/2028 (B)(I)	250,000	250,093
MAPS Trust, Series 2021-1A, Class A, 2.521%, 06/15/2046 (B)	240,375	237,949
MF1, Ltd., Series 2020-FL4, Class A (SOFR + 1.815%), 1.862%, 11/15/2035 (B)(I)	100,000	100,351
MFA LLC, Series 2021-NPL1, Class A1, 2.363%, 03/25/2060 (B)	115,863	115,222
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class CR2 (3 month LIBOR + 2.000%), 2.128%, 04/22/2029 (B)(I)	250,000	250,067
Progress Residential Trust
Series 2021-SFR2, Class D, 2.197%, 04/19/2038 (B)	100,000	97,804
Series 2021-SFR5, Class E1, 2.209%, 07/17/2038 (B)	100,000	97,033
Series 2021-SFR6, Class E2, 2.525%, 07/17/2038 (B)	100,000	98,113
Series 2021-SFR8, Class E2, 2.532%, 10/17/2038 (B)	285,000	276,974
Series 2021-SFR10, Class B, 2.722%, 12/17/2038 (B)	120,000	119,782
Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2 (3 month LIBOR + 3.500%), 3.660%, 02/20/2030 (B)(I)	250,000	248,128
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (B)	197,333	203,931
Stratus CLO, Ltd., Series 2021-1A, Class D (3 month LIBOR + 2.500%), 2.671%, 12/29/2029 (B)(I)	250,000	249,007
Summit Issuer LLC, Series 2020-1A, Class A2, 2.290%, 12/20/2050 (B)	55,000	54,499
Symphony CLO XXII, Ltd., Series 2020-22A, Class C (3 month LIBOR + 2.150%), 2.272%, 04/18/2033 (B)(I)	250,000	250,193
Treman Park CLO, Ltd., Series 2015-1A, Class C3RR (3 month LIBOR + 2.000%), 2.132%, 10/20/2028 (B)(I)	250,000	250,006
Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, 1.868%, 08/25/2051 (B)	221,143	219,517
Verus Securitization Trust, Series 2020-NPL1, Class A1, 3.598%, 08/25/2050 (B)	44,616	44,684
VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 02/27/2051 (B)	152,562	151,747
VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 03/27/2051 (B)	82,101	81,716
Opportunistic Fixed Income Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Voya CLO, Ltd., Series 2013-3A, Class BRR (3 month LIBOR + 2.250%), 2.372%, 10/18/2031 (B)(I)	$250,000	$247,265
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026 (B)	265,000	260,758
TOTAL ASSET BACKED SECURITIES (Cost $9,265,106)		$9,270,167
COMMON STOCKS - 0.0%
Luxembourg - 0.0%
Codere New Topco SA (C)(E)	6,364	40,502
TOTAL COMMON STOCKS (Cost $40,358)		$40,502
PREFERRED SECURITIES - 0.0%
United States - 0.0%
Becton, Dickinson and Company, 6.000%	1,136	59,924
Fluor Corp., 6.500% (B)	5	6,592
		66,516
TOTAL PREFERRED SECURITIES (Cost $64,958)		$66,516
EXCHANGE-TRADED FUNDS - 4.8%
iShares JP Morgan USD Emerging Markets Bond ETF	86,500	9,433,690
SPDR Bloomberg Convertible Securities ETF	7,600	630,496
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,332,632)		$10,064,186
SHORT-TERM INVESTMENTS - 2.8%
Short-term funds - 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (K)	6,010,778	6,010,778
TOTAL SHORT-TERM INVESTMENTS (Cost $6,010,778)		$6,010,778
Total Investments (Opportunistic Fixed Income Trust) (Cost $224,891,214) - 102.2%		$216,857,777
Other assets and liabilities, net - (2.2%)		(4,741,671)
TOTAL NET ASSETS - 100.0%		$212,116,106
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble

The accompanying notes are an integral part of the financial statements.	76

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $44,508,132 or 21.0% of the fund's net assets as of 12-31-21.
Opportunistic Fixed Income Trust (continued)
(C)	Non-income producing security.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(K)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	11	Long	Mar 2022	$1,435,895	$1,435,156	$(739)
5-Year U.S. Treasury Note Futures	166	Long	Mar 2022	20,042,060	20,082,109	40,049
Euro SCHATZ Futures	1	Long	Mar 2022	127,695	127,546	(149)
U.K. Long Gilt Bond Futures	20	Long	Mar 2022	3,418,752	3,381,168	(37,584)
Ultra U.S. Treasury Bond Futures	6	Long	Mar 2022	1,159,351	1,182,750	23,399
Ultra U.S. Treasury Bond Futures	4	Long	Mar 2022	579,234	585,750	6,516
10-Year Australian Treasury Bond Futures	61	Short	Mar 2022	(6,197,436)	(6,206,059)	(8,623)
10-Year Canada Government Bond Futures	10	Short	Mar 2022	(1,135,364)	(1,127,475)	7,889
10-Year Mini Japan Government Bond Futures	1	Short	Mar 2022	(131,971)	(131,800)	171
2-Year U.S. Treasury Note Futures	40	Short	Mar 2022	(8,730,981)	(8,726,875)	4,106
Euro-BTP Italian Government Bond Futures	7	Short	Mar 2022	(1,185,453)	(1,171,596)	13,857
Euro-Buxl Futures	46	Short	Mar 2022	(11,281,429)	(10,827,177)	454,252
German Euro BOBL Futures	6	Short	Mar 2022	(915,530)	(910,162)	5,368
German Euro BUND Futures	68	Short	Mar 2022	(13,466,787)	(13,267,118)	199,669
U.S. Treasury Long Bond Futures	126	Short	Mar 2022	(20,053,592)	(20,215,122)	(161,530)
						$546,651

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	2,191,000	USD	1,557,790	MSI	1/31/2022	$36,394	—
BRL	28,261,000	USD	5,001,947	CITI	1/4/2022	71,841	—
BRL	3,000,000	USD	525,072	CITI	1/31/2022	10,128	—
CAD	675,000	USD	525,251	BARC	1/31/2022	8,353	—
CAD	1,659,000	USD	1,282,393	MSI	1/31/2022	29,086	—
CHF	2,754,000	USD	3,001,376	GSI	1/31/2022	23,093	—
CLP	2,727,958,000	USD	3,148,249	BOA	1/31/2022	41,882	—
COP	5,744,923,000	USD	1,432,649	MSI	1/31/2022	—	$(24,317)
EUR	2,781,000	USD	3,138,984	BARC	1/31/2022	28,894	—
EUR	698,000	USD	790,984	JPM	1/31/2022	4,119	—
EUR	213,000	USD	241,525	MSI	1/31/2022	1,106	—
The accompanying notes are an integral part of the financial statements.	77

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	4,392,000	USD	5,853,965	MSI	1/31/2022	$90,485	—
HUF	248,375,000	USD	761,630	JPM	1/31/2022	1,953	—
IDR	46,731,000,000	USD	3,239,809	MSI	1/31/2022	44,111	—
INR	219,912,000	USD	2,884,584	MSI	1/31/2022	58,866	—
JPY	1,069,911,000	USD	9,418,123	BARC	1/31/2022	—	$(115,203)
NOK	12,580,000	USD	1,398,899	BOA	1/31/2022	28,899	—
NZD	250,000	USD	168,147	BARC	1/28/2022	3,033	—
NZD	6,076,000	USD	4,082,221	MSI	1/28/2022	78,115	—
PHP	162,300,000	USD	3,251,400	JPM	1/31/2022	—	(96,760)
PLN	13,211,000	USD	3,224,899	BARC	1/31/2022	48,063	—
RUB	256,880,000	USD	3,452,874	BARC	1/31/2022	—	(37,523)
SEK	12,950,000	USD	1,420,230	JPM	1/31/2022	13,196	—
THB	39,960,000	USD	1,189,994	CITI	1/31/2022	6,027	—
TRY	19,147,000	USD	1,143,764	BARC	1/31/2022	268,953	—
USD	4,545,391	AUD	6,393,000	MSI	1/31/2022	—	(106,192)
USD	5,019,251	BRL	28,261,000	CITI	1/4/2022	—	(54,537)
USD	2,565,890	BRL	14,722,000	CITI	1/31/2022	—	(60,514)
USD	4,485,122	BRL	25,519,000	CITI	2/2/2022	—	(65,226)
USD	5,287,263	CAD	6,840,000	MSI	1/31/2022	—	(119,919)
USD	2,486,357	CLP	2,154,428,000	BOA	1/31/2022	—	(33,076)
USD	169,968	CLP	148,382,000	MSI	1/31/2022	—	(3,553)
USD	3,125,962	CZK	69,859,000	JPM	1/31/2022	—	(63,439)
USD	699,585	EUR	617,000	BOA	1/31/2022	—	(3,249)
USD	28,778,239	EUR	25,509,000	BARC	1/31/2022	—	(279,434)
USD	305,844	EUR	271,000	JPM	1/31/2022	—	(2,856)
USD	122,458	EUR	108,000	MSI	1/31/2022	—	(567)
USD	278,570	GBP	209,000	MSI	1/31/2022	—	(4,306)
USD	259,793	HKD	2,026,000	BOA	1/28/2022	—	(43)
USD	580,217	HUF	189,200,000	BARC	1/31/2022	—	(1,443)
USD	4,893,836	ILS	15,189,000	BARC	1/31/2022	7,767	—
USD	9,757,054	JPY	1,108,414,000	BARC	1/31/2022	119,349	—
USD	16,042,309	KRW	19,140,720,000	MSI	1/28/2022	—	(42,584)
USD	3,472,623	MXN	72,682,000	CITI	1/31/2022	—	(61,033)
USD	7,877,756	NOK	70,843,000	BOA	1/31/2022	—	(162,744)
USD	5,285,523	NZD	7,867,000	MSI	1/28/2022	—	(101,145)
USD	5,085,058	RUB	378,308,000	BARC	1/31/2022	55,261	—
USD	1,037,883	RUB	77,260,000	CITI	1/31/2022	10,672	—
USD	3,020,856	SEK	27,247,000	JPM	1/31/2022	4,905	—
USD	3,128,928	SGD	4,282,000	MSI	1/31/2022	—	(48,022)
USD	1,089,389	TRY	13,102,000	BARC	1/31/2022	122,688	—
USD	1,194,197	ZAR	18,650,000	GSI	1/31/2022	28,311	—
ZAR	26,720,000	USD	1,673,190	MSI	1/31/2022	—	(2,815)
						$1,245,550	$(1,490,500)

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	26,670,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(3,512)	$6,435	$2,923
CITI	10,560,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	14,442	14,442
CITI	41,170,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(69,081)	74,392	5,311
CITI	27,880,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(38,590)	42,039	3,449
CITI	17,520,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.635%	Quarterly	Quarterly	Sep 2026	—	33,287	33,287
								$(111,183)	$170,595	$59,412
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(22,739)	(22,739)
Centrally cleared	2,550,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Sep 2026	—	(23,427)	(23,427)
Centrally cleared	2,935,000	CAD	CAD CDOR	Fixed 1.283%	Semi-Annual	Semi-Annual	Nov 2026	—	(21,680)	(21,680)
Centrally cleared	2,415,000	CAD	CAD CDOR	Fixed 1.266%	Semi-Annual	Semi-Annual	Nov 2026	—	(19,360)	(19,360)
Centrally cleared	7,990,000	CAD	CAD CORRA Compounded OIS	Fixed 1.530%	Semi-Annual	Semi-Annual	Dec 2026	—	11,273	11,273
The accompanying notes are an integral part of the financial statements.	78

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	8,500,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	$(19,933)	$29,504	$9,571
Centrally cleared	6,540,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	6,785	19,499	26,284
Centrally cleared	92,659,200	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	30,382	(148,317)	(117,935)
Centrally cleared	84,380,000	MXN	MXN TIIE Banxico	Fixed 6.940%	Monthly	Monthly	Sep 2031	(1,473)	(161,744)	(163,217)
Centrally cleared	30,950,000	MXN	MXN TIIE Banxico	Fixed 7.590%	Monthly	Monthly	Dec 2031	(3,876)	13,388	9,512
Centrally cleared	560,000	GBP	Fixed 0.590%	GBP SONIA Compounded OIS	Annual	Annual	Dec 2051	1,552	46,485	48,037
Centrally cleared	720,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(27,882)	(43,577)	(71,459)
Centrally cleared	290,000	GBP	Fixed 0.660%	GBP SONIA Compounded OIS	Annual	Annual	Mar 2072	1,541	(738)	803
								$(12,904)	$(321,433)	$(334,337)
								$(124,087)	$(150,838)	$(274,925)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Government of Mexico	365,000	USD	$365,000	1.000%	Quarterly	Dec 2026	$(347)	$(1,634)	$(1,981)
BARC	Government of Mexico	505,000	USD	505,000	1.000%	Quarterly	Dec 2026	(1,799)	(942)	(2,741)
BARC	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,302)	(2,964)	(5,266)
BARC	Republic of Indonesia	720,000	USD	720,000	1.000%	Quarterly	Dec 2026	(8,540)	(153)	(8,693)
BARC	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,739)	(3,646)	(5,385)
BARC	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,564)	(3,821)	(5,385)
BARC	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,541)	(3,770)	(5,311)
BARC	Republic of South Africa	765,000	USD	765,000	1.000%	Quarterly	Dec 2026	36,414	(671)	35,743
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(3,703)	(2,526)	(6,229)
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,544)	(4,685)	(6,229)
BARC	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,712)	(4,517)	(6,229)
CITI	Federative Republic of Brazil	20,000	USD	20,000	1.000%	Quarterly	Dec 2026	1,230	(1,276)	(46)
CITI	Federative Republic of Brazil	390,000	USD	390,000	1.000%	Quarterly	Dec 2026	24,859	(7,513)	17,346
CITI	Government of Mexico	2,205,000	USD	2,205,000	1.000%	Quarterly	Dec 2026	(3,156)	(14,388)	(17,544)
CITI	Government of Mexico	10,000	USD	10,000	1.000%	Quarterly	Dec 2026	64	(1,041)	(977)
CITI	Government of Mexico	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	2,331	(5,235)	(2,904)
CITI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(3,761)	(1,505)	(5,266)
CITI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(884)	(4,575)	(5,459)
CITI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(2,660)	(2,799)	(5,459)
CITI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,652)	(3,733)	(5,385)
CITI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(385)	(4,926)	(5,311)
CITI	Republic of Chile	725,000	USD	725,000	1.000%	Quarterly	Dec 2026	(8,177)	(4,368)	(12,545)
GSI	Government of Malaysia	3,980,000	USD	3,980,000	1.000%	Quarterly	Dec 2026	(76,093)	(38,678)	(114,771)
GSI	Republic of Indonesia	2,345,000	USD	2,345,000	1.000%	Quarterly	Dec 2026	(17,195)	(17,109)	(34,304)
GSI	Republic of Indonesia	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(3,728)	(1,611)	(5,339)
GSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,343)	(2,923)	(5,266)
GSI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(2,006)	(3,379)	(5,385)
GSI	Republic of Peru	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	(1,921)	(3,464)	(5,385)
GSI	CMBX.NA.AAA.12	1,335,000	USD	1,335,000	0.500%	Monthly	Aug 2061	(7,230)	(1,781)	(9,011)
GSI	CMBX.NA.AAA.13	1,470,000	USD	1,470,000	0.500%	Monthly	Dec 2072	(5,981)	(956)	(6,937)
GSI	CMBX.NA.AAA.13	1,210,000	USD	1,210,000	0.500%	Monthly	Dec 2072	(4,703)	(1,007)	(5,710)
GSI	CMBX.NA.AAA.13	1,445,000	USD	1,445,000	0.500%	Monthly	Dec 2072	(5,341)	(896)	(6,237)
JPM	Republic of Korea	9,630,000	USD	9,630,000	1.000%	Quarterly	Dec 2024	(196,156)	(73,986)	(270,142)
MSI	Government of Japan	9,570,000	USD	9,570,000	1.000%	Quarterly	Dec 2024	(207,627)	(76,832)	(284,459)
MSI	Government of Malaysia	1,840,000	USD	1,840,000	1.000%	Quarterly	Dec 2025	(46,688)	(4,865)	(51,553)
MSI	Federative Republic of Brazil	1,560,000	USD	1,560,000	1.000%	Quarterly	Dec 2026	74,672	(5,287)	69,385
MSI	Federative Republic of Brazil	785,000	USD	785,000	1.000%	Quarterly	Dec 2026	48,921	(14,006)	34,915
The accompanying notes are an integral part of the financial statements.	79

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Federative Republic of Brazil	780,000	USD	$780,000	1.000%	Quarterly	Dec 2026	$51,220	$(16,527)	$34,693
MSI	Federative Republic of Brazil	500,000	USD	500,000	1.000%	Quarterly	Dec 2026	24,700	(1,197)	23,503
MSI	Government of Mexico	365,000	USD	365,000	1.000%	Quarterly	Dec 2026	432	(3,336)	(2,904)
MSI	Republic of Indonesia	5,000	USD	5,000	1.000%	Quarterly	Dec 2026	(50)	(23)	(73)
MSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,089)	(3,177)	(5,266)
MSI	Republic of Indonesia	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,726)	(2,540)	(5,266)
MSI	Republic of Peru	370,000	USD	370,000	1.000%	Quarterly	Dec 2026	(2,563)	(2,896)	(5,459)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(684)	(4,627)	(5,311)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,369)	(3,942)	(5,311)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(1,626)	(3,685)	(5,311)
MSI	Republic of Peru	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,923)	(1,478)	(4,401)
MSI	Republic of Peru	540,000	USD	540,000	1.000%	Quarterly	Dec 2026	(5,151)	(1,451)	(6,602)
MSI	Republic of Chile	5,000	USD	5,000	1.000%	Quarterly	Dec 2026	(26)	(958)	(984)
MSI	Republic of Chile	360,000	USD	360,000	1.000%	Quarterly	Dec 2026	(2,486)	(3,743)	(6,229)
MSI	Republic of Chile	535,000	USD	535,000	1.000%	Quarterly	Dec 2026	(6,518)	(1,387)	(7,905)
MSI	CMBX.NA.AAA.12	1,280,000	USD	1,280,000	0.500%	Monthly	Aug 2061	(11,825)	3,167	(8,658)
MSI	CMBX.NA.BBB-.12	250,000	USD	250,000	3.000%	Monthly	Aug 2061	16,965	(4,806)	12,159
MSI	CMBX.NA.AAA.13	1,385,000	USD	1,385,000	0.500%	Monthly	Dec 2072	(7,564)	1,009	(6,555)
MSI	CMBX.NA.AAA.13	1,470,000	USD	1,470,000	0.500%	Monthly	Dec 2072	(4,471)	(2,466)	(6,937)
MSI	CMBX.NA.AAA.13	1,450,000	USD	1,450,000	0.500%	Monthly	Dec 2072	(4,834)	(1,344)	(6,178)
				$58,505,000				$(397,575)	$(382,875)	$(780,450)
Centrally cleared	CDX.NA.HY.37	665,000	USD	665,000	5.000%	Quarterly	Dec 2026	(62,072)	282	(61,790)
Centrally cleared	CDX.NA.IG.37	7,235,000	USD	7,235,000	1.000%	Quarterly	Dec 2026	(169,223)	(9,856)	(179,079)
Centrally cleared	iTraxx Europe Crossover Series 36 Version 1	2,005,000	EUR	2,265,815	5.000%	Quarterly	Dec 2026	(259,921)	(14,983)	(274,904)
Centrally cleared	iTraxx Europe Senior Financials Series 36 Version 1	7,480,000	EUR	8,610,561	1.000%	Quarterly	Dec 2026	(186,450)	(7,577)	(194,027)
Centrally cleared	iTraxx Europe Series 36 Version 1	6,210,000	EUR	7,039,540	1.000%	Quarterly	Dec 2026	(173,004)	(14,070)	(187,074)
Centrally cleared	iTraxx Europe Sub Financials Series 36 Version 1	5,760,000	EUR	6,639,762	1.000%	Quarterly	Dec 2026	24,460	(87)	24,373
				$32,455,678				$(826,210)	$(46,291)	$(872,501)
				$90,960,678				$(1,223,785)	$(429,166)	$(1,652,951)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.689%	125,000	USD	$125,000	1.000%	Quarterly	Jun 2026	$1,083	$966	$2,049
CITI	Republic of Panama	0.689%	125,000	USD	125,000	1.000%	Quarterly	Jun 2026	1,360	689	2,049
GSI	Republic of Panama	0.689%	110,000	USD	110,000	1.000%	Quarterly	Jun 2026	1,003	800	1,803
MSI	Republic of Panama	0.689%	120,000	USD	120,000	1.000%	Quarterly	Jun 2026	1,093	874	1,967
					$480,000				$4,539	$3,329	$7,868
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	1,450,000	Mar 2022	BARC	—	$(14,676)	$(14,676)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	20,855,000	Sep 2022	GSI	—	(173,850)	(173,850)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	165,000	Sep 2022	JPM	—	(1,290)	(1,290)
The accompanying notes are an integral part of the financial statements.	80

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	730,000	Sep 2022	MSI	—	$(529)	$(529)
								—	$(190,345)	$(190,345)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	4,140,000	USD	$4,140,000	Fixed 2.535%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jun 2026	—	$222,314	$222,314
BOA	1,170,000	USD	1,170,000	Fixed 1.635%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	—	409,371	409,371
CITI	780,000	USD	780,000	Fixed 2.578%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2051	—	20,140	20,140
JPM	1,860,000	GBP	2,467,475	UK RPI	Fixed 4.405%	At Maturity	At Maturity	Dec 2031	—	77,766	77,766
JPM	2,330,000	USD	2,330,000	Fixed 1.830%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2050	$(56,870)	724,096	667,226
			$10,887,475						$(56,870)	$1,453,687	$1,396,817
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the financial statements.	81

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Opportunistic Fixed Income Trust (continued)
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
CDOR	Canadian Dollar Offered Rate
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
RPI	Retail Price Index
SONIA	Sterling Overnight Interbank Average Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

See Notes to financial statements regarding investment transactions and other derivatives information.
Select Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 31.0%
U.S. Government – 12.8%
U.S. Treasury Bonds
1.875%, 11/15/2051	$84,710,000	$84,034,967
2.000%, 11/15/2041 to 08/15/2051	449,416,600	456,683,675
2.500%, 02/15/2045	115,800,000	127,348,336
3.000%, 02/15/2047	37,979,000	45,960,524
3.125%, 11/15/2041	45,799,000	55,035,728
U.S. Treasury Notes
0.250%, 09/30/2023	9,126,000	9,061,833
0.375%, 10/31/2023 to 08/15/2024	72,805,000	72,263,474
0.500%, 11/30/2023	44,824,000	44,652,408
0.625%, 10/15/2024	36,825,000	36,525,797
1.250%, 11/30/2026	59,374,000	59,336,891
1.375%, 11/15/2031	5,809,000	5,735,480
		996,639,113
U.S. Government Agency – 18.2%
Federal Home Loan Mortgage Corp.
2.500%, 08/01/2050	61,984,465	63,788,263
3.000%, 03/01/2043 to 12/01/2049	113,612,532	119,723,707
3.500%, 04/01/2044 to 04/01/2047	67,777,083	72,989,329
4.000%, 03/01/2048 to 08/01/2048	16,767,410	18,090,991
Federal National Mortgage Association
2.000%, TBA (A)	168,333,000	167,927,957
2.000%, 09/01/2050 to 02/01/2051	83,160,788	83,249,496
2.500%, TBA (A)	234,930,000	239,885,660
2.500%, 09/01/2050 to 11/01/2051	93,337,702	95,873,625
2.625%, 09/06/2024	8,300,000	8,682,573
3.000%, 01/01/2043 to 11/01/2049	144,239,963	151,921,503
3.500%, 06/01/2042 to 09/01/2049	158,112,785	169,281,106
4.000%, 09/01/2040 to 07/01/2049	162,662,066	177,321,082
4.500%, 12/01/2040 to 05/01/2042	39,331,404	43,125,263
Government National Mortgage Association 4.000%, 10/15/2039 to 11/15/2041	2,931,165	3,172,583
		1,415,033,138
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,386,854,616)		$2,411,672,251
Select Bond Trust (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Qatar – 0.3%
State of Qatar
3.375%, 03/14/2024 (B)	$11,857,000	$12,415,228
5.103%, 04/23/2048 (B)	8,410,000	11,378,562
		23,793,790
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia 4.375%, 04/16/2029 (B)	14,979,000	17,182,411
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $35,622,682)		$40,976,201
CORPORATE BONDS – 39.5%
Communication services – 3.6%
AT&T, Inc.
2.300%, 06/01/2027	6,382,000	6,492,752
3.100%, 02/01/2043	34,206,000	33,253,037
3.500%, 06/01/2041	12,200,000	12,538,474
3.650%, 06/01/2051	3,738,000	3,871,240
Charter Communications Operating LLC
4.200%, 03/15/2028	13,245,000	14,505,137
4.800%, 03/01/2050	15,472,000	17,322,978
5.750%, 04/01/2048	16,696,000	20,820,888
6.484%, 10/23/2045	13,673,000	18,671,674
Comcast Corp. 4.150%, 10/15/2028	20,678,000	23,474,312
Level 3 Financing, Inc. 3.400%, 03/01/2027 (B)	6,456,000	6,665,497
Telefonica Emisiones SA 5.213%, 03/08/2047	16,102,000	19,990,926
T-Mobile USA, Inc.
2.050%, 02/15/2028	12,548,000	12,455,237
2.550%, 02/15/2031	4,824,000	4,799,756
3.400%, 10/15/2052 (B)	16,859,000	16,781,219
3.750%, 04/15/2027	6,507,000	7,046,432
3.875%, 04/15/2030	13,891,000	15,193,330
4.500%, 04/15/2050	8,048,000	9,419,406
Verizon Communications, Inc.
3.000%, 03/22/2027	2,177,000	2,300,380
4.329%, 09/21/2028	17,379,000	19,741,763
4.400%, 11/01/2034	7,740,000	9,015,474

The accompanying notes are an integral part of the financial statements.	82

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
4.500%, 08/10/2033	$8,116,000	$9,541,587
		283,901,499
Consumer discretionary – 3.3%
Amazon.com, Inc. 4.050%, 08/22/2047	9,136,000	11,076,907
AutoNation, Inc. 4.750%, 06/01/2030	4,925,000	5,625,788
Booking Holdings, Inc. 4.625%, 04/13/2030	10,403,000	12,158,171
Choice Hotels International, Inc. 3.700%, 12/01/2029 to 01/15/2031	15,291,000	16,234,240
Daimler Finance North America LLC 3.500%, 08/03/2025 (B)	5,990,000	6,381,066
Daimler Trucks Finance North America LLC 1.625%, 12/13/2024 (B)	6,766,000	6,816,822
Dollar Tree, Inc. 4.200%, 05/15/2028	16,502,000	18,391,622
eBay, Inc. 2.700%, 03/11/2030	12,556,000	12,833,870
Expedia Group, Inc.
2.950%, 03/15/2031	6,373,000	6,363,950
3.250%, 02/15/2030	9,735,000	9,934,573
3.800%, 02/15/2028	16,524,000	17,666,619
4.625%, 08/01/2027	8,713,000	9,702,530
5.000%, 02/15/2026	10,710,000	11,911,378
General Motors Financial Company, Inc.
2.400%, 10/15/2028	17,219,000	17,171,015
3.600%, 06/21/2030	20,346,000	21,698,602
4.350%, 01/17/2027	8,868,000	9,769,006
Hyundai Capital America
1.000%, 09/17/2024 (B)	8,719,000	8,568,321
1.800%, 10/15/2025 (B)	4,018,000	3,996,270
2.375%, 10/15/2027 (B)	4,018,000	3,995,442
Marriott International, Inc.
2.850%, 04/15/2031	9,027,000	8,999,379
3.500%, 10/15/2032	5,228,000	5,475,046
4.625%, 06/15/2030	5,210,000	5,860,966
4.650%, 12/01/2028	13,237,000	14,844,098
Nissan Motor Acceptance Company LLC
1.125%, 09/16/2024 (B)	4,380,000	4,303,559
3.450%, 03/15/2023 (B)	3,950,000	4,053,104
		253,832,344
Consumer staples – 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/2048	10,094,000	12,343,343
Cargill, Inc. 2.125%, 04/23/2030 (B)	4,306,000	4,258,293
Coca-Cola Femsa SAB de CV 2.750%, 01/22/2030	5,029,000	5,143,460
Constellation Brands, Inc. 3.150%, 08/01/2029	3,340,000	3,522,726
		25,267,822
Energy – 3.0%
Aker BP ASA
2.875%, 01/15/2026 (B)	5,450,000	5,648,921
3.000%, 01/15/2025 (B)	6,211,000	6,436,635
4.000%, 01/15/2031 (B)	10,984,000	11,876,551
Coterra Energy, Inc. 4.375%, 06/01/2024 (B)	4,733,000	5,005,258
Diamondback Energy, Inc. 3.125%, 03/24/2031	5,548,000	5,718,045
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) 07/15/2080	$8,820,000	$9,790,200
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%) 03/01/2078	8,767,000	9,515,562
Energy Transfer LP
4.200%, 04/15/2027	4,899,000	5,315,729
5.150%, 03/15/2045	5,400,000	6,102,394
5.250%, 04/15/2029	17,785,000	20,370,939
5.400%, 10/01/2047	8,136,000	9,547,296
5.500%, 06/01/2027	7,447,000	8,494,407
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%) 08/16/2077	12,660,000	12,924,839
Kinder Morgan Energy Partners LP 7.750%, 03/15/2032	4,555,000	6,375,583
Kinder Morgan, Inc. 4.300%, 03/01/2028	3,877,000	4,308,122
Lundin Energy Finance BV
2.000%, 07/15/2026 (B)	5,640,000	5,600,479
3.100%, 07/15/2031 (B)	8,003,000	8,060,054
Midwest Connector Capital Company LLC 3.900%, 04/01/2024 (B)	9,512,000	9,858,922
MPLX LP
4.000%, 03/15/2028	6,705,000	7,265,941
4.125%, 03/01/2027	2,551,000	2,790,989
4.250%, 12/01/2027	4,887,000	5,412,884
Sabine Pass Liquefaction LLC
4.200%, 03/15/2028	6,967,000	7,631,450
4.500%, 05/15/2030	13,283,000	14,983,529
5.000%, 03/15/2027	7,297,000	8,195,813
The Williams Companies, Inc.
3.750%, 06/15/2027	9,700,000	10,471,902
4.550%, 06/24/2024	17,539,000	18,768,530
TransCanada PipeLines, Ltd. 4.250%, 05/15/2028	6,220,000	6,936,146
		233,407,120
Financials – 12.1%
Ares Capital Corp.
2.150%, 07/15/2026	11,802,000	11,640,991
2.875%, 06/15/2028	6,780,000	6,749,914
3.875%, 01/15/2026	8,615,000	9,079,296
4.200%, 06/10/2024	6,463,000	6,819,782
Ascot Group, Ltd. 4.250%, 12/15/2030 (B)	4,815,000	4,953,583
Athene Holding, Ltd. 3.500%, 01/15/2031	14,028,000	14,833,277
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) 06/15/2026 (B)(C)	3,040,000	3,454,200
AXA SA 8.600%, 12/15/2030	2,474,000	3,569,162
Banco Santander SA 4.379%, 04/12/2028	7,600,000	8,474,768
Bank of America Corp.
3.248%, 10/21/2027	12,889,000	13,719,081
3.950%, 04/21/2025	11,322,000	12,102,099
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%) 06/14/2029	12,755,000	12,665,347
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	12,322,000	12,447,375

The accompanying notes are an integral part of the financial statements.	83

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	$19,364,000	$19,651,097
Bank of America Corp. (4.271% to 7-23-28, then 3 month LIBOR + 1.310%) 07/23/2029	17,187,000	19,162,500
Barclays PLC 4.375%, 01/12/2026	7,380,000	8,067,797
Blackstone Private Credit Fund
2.350%, 11/22/2024 (B)	7,493,000	7,487,223
3.250%, 03/15/2027 (B)	1,690,000	1,707,456
BPCE SA 4.500%, 03/15/2025 (B)	7,805,000	8,410,281
Cantor Fitzgerald LP 4.875%, 05/01/2024 (B)	9,631,000	10,285,463
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%) 12/06/2024	9,055,000	9,109,716
Citigroup, Inc.
3.200%, 10/21/2026	14,418,000	15,278,585
4.600%, 03/09/2026	17,394,000	19,182,998
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%) 05/01/2032	5,665,000	5,694,377
Citizens Financial Group, Inc. 3.250%, 04/30/2030	12,256,000	12,940,813
CNA Financial Corp. 2.050%, 08/15/2030	4,015,000	3,887,675
CNO Financial Group, Inc. 5.250%, 05/30/2029	10,165,000	11,673,472
Credit Agricole SA
2.811%, 01/11/2041 (B)	5,816,000	5,565,002
3.250%, 01/14/2030 (B)	12,902,000	13,359,597
Credit Suisse Group AG 3.574%, 01/09/2023 (B)	3,256,000	3,256,919
Deutsche Bank AG 0.962%, 11/08/2023	12,361,000	12,338,995
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%) 11/16/2027	7,009,000	7,005,878
Discover Financial Services 4.100%, 02/09/2027	4,203,000	4,555,572
GE Capital International Funding Company 4.418%, 11/15/2035	9,626,000	11,487,285
Hercules Capital, Inc. 2.625%, 09/16/2026	6,215,000	6,159,938
Jefferies Group LLC
4.150%, 01/23/2030	9,200,000	10,199,125
4.850%, 01/15/2027	10,843,000	12,299,288
JPMorgan Chase & Co. 2.950%, 10/01/2026	14,806,000	15,629,855
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%) 04/22/2031	12,793,000	12,930,302
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%) 05/13/2031	12,141,000	12,570,471
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%) 01/29/2027	11,699,000	12,640,611
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (C)	9,375,000	9,621,094
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) 02/01/2024 (C)	12,306,000	13,338,166
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC 4.375%, 03/11/2029	$7,100,000	$8,007,051
Lloyds Banking Group PLC 4.450%, 05/08/2025	19,070,000	20,714,546
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) 11/01/2026 (C)(D)	3,746,000	4,010,643
Macquarie Bank, Ltd.
3.624%, 06/03/2030 (B)	6,523,000	6,805,726
4.875%, 06/10/2025 (B)	7,810,000	8,517,056
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%) 12/15/2036	7,277,000	8,952,278
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) 04/08/2038 (B)	2,567,000	3,800,286
Morgan Stanley 3.875%, 01/27/2026	8,532,000	9,225,916
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	22,984,000	23,434,877
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%) 09/16/2036	14,062,000	13,541,001
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%) 11/01/2029	4,512,000	4,704,678
NatWest Markets PLC 1.600%, 09/29/2026 (B)	12,231,000	12,030,709
New York Life Insurance Company 3.750%, 05/15/2050 (B)	5,384,000	6,127,437
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) 01/21/2051 (B)	13,599,000	13,327,020
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) 10/16/2044 (B)	5,325,000	5,731,031
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) 03/01/2029 (B)(C)	11,616,000	11,011,968
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	14,277,000	14,166,419
Ohio National Financial Services, Inc. 5.800%, 01/24/2030 (B)	3,660,000	4,144,283
PNC Bank NA 4.050%, 07/26/2028	2,690,000	3,016,593
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) 10/01/2050	23,906,000	24,183,015
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%) 09/15/2042	14,691,000	15,014,667
Santander Holdings USA, Inc.
3.244%, 10/05/2026	16,909,000	17,648,898
3.450%, 06/02/2025	15,455,000	16,214,476
3.500%, 06/07/2024	11,289,000	11,766,626
4.400%, 07/13/2027	3,574,000	3,918,350
SBL Holdings, Inc. 5.000%, 02/18/2031 (B)	7,908,000	8,354,427
SVB Financial Group 3.125%, 06/05/2030	7,717,000	8,098,901
Teachers Insurance & Annuity Association of America 4.270%, 05/15/2047 (B)	9,222,000	11,138,603
The Bank of New York Mellon Corp. 0.850%, 10/25/2024 (D)	27,732,000	27,497,689

The accompanying notes are an integral part of the financial statements.	84

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc. 3.850%, 01/26/2027	$19,136,000	$20,566,837
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%) 04/22/2032	22,533,000	22,694,824
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) 3.803%, 02/01/2022 (C)(E)	11,183,000	11,128,189
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) 09/15/2026 (C)	12,274,000	12,080,562
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) 06/01/2023 (C)	4,314,000	4,400,280
Unum Group 4.125%, 06/15/2051	3,701,000	3,756,487
Wells Fargo & Company 3.550%, 09/29/2025	18,013,000	19,194,213
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%) 06/02/2028	19,183,000	19,496,238
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%) 10/30/2030	14,423,000	14,993,982
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%) 04/30/2041	9,762,000	10,011,175
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	22,240,000	24,297,200
Zions Bancorp NA 3.250%, 10/29/2029	18,340,000	18,960,547
		942,692,130
Health care – 2.4%
AbbVie, Inc. 3.200%, 11/21/2029	33,371,000	35,680,023
AmerisourceBergen Corp. 2.800%, 05/15/2030	9,144,000	9,441,670
Anthem, Inc. 2.250%, 05/15/2030	3,522,000	3,509,426
Cottage Health Obligated Group 3.304%, 11/01/2049	12,102,000	13,002,053
CVS Health Corp.
2.700%, 08/21/2040	6,008,000	5,786,674
3.750%, 04/01/2030	7,993,000	8,763,147
4.300%, 03/25/2028	4,269,000	4,790,617
5.050%, 03/25/2048	11,164,000	14,596,236
Fresenius Medical Care US Finance III, Inc.
2.375%, 02/16/2031 (B)	13,464,000	12,865,418
3.750%, 06/15/2029 (B)	12,965,000	13,847,872
HCA, Inc. 4.125%, 06/15/2029	13,127,000	14,444,640
Premier Health Partners 2.911%, 11/15/2026	5,337,000	5,447,214
Royalty Pharma PLC 1.750%, 09/02/2027	4,117,000	4,044,852
Universal Health Services, Inc.
1.650%, 09/01/2026 (B)	7,142,000	7,009,943
2.650%, 10/15/2030 (B)	7,813,000	7,749,747
Viatris, Inc.
2.300%, 06/22/2027	4,139,000	4,163,124
2.700%, 06/22/2030	9,367,000	9,400,235
4.000%, 06/22/2050	10,136,000	10,795,707
		185,338,598
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 5.2%
Adani Ports & Special Economic Zone, Ltd. 3.100%, 02/02/2031 (B)	$6,679,000	$6,357,326
AerCap Ireland Capital DAC
1.650%, 10/29/2024	12,528,000	12,505,275
1.750%, 01/30/2026	9,702,000	9,515,835
2.450%, 10/29/2026	12,708,000	12,812,205
2.875%, 08/14/2024	9,926,000	10,209,534
3.650%, 07/21/2027	3,468,000	3,654,650
Air Canada 2013-1 Class A Pass Through Trust 4.125%, 05/15/2025 (B)	2,690,237	2,715,776
Air Canada 2017-1 Class B Pass Through Trust 3.700%, 01/15/2026 (B)	3,997,936	3,848,937
Air Lease Corp.
2.100%, 09/01/2028	4,481,000	4,321,557
2.875%, 01/15/2026	4,391,000	4,529,053
3.625%, 12/01/2027	4,932,000	5,192,291
Alaska Airlines 2020-1 Class B Pass Through Trust 8.000%, 08/15/2025 (B)	12,102,959	13,441,646
American Airlines 2016-1 Class A Pass Through Trust 4.100%, 01/15/2028	7,939,384	7,690,425
American Airlines 2016-1 Class AA Pass Through Trust 3.575%, 01/15/2028	6,952,083	7,020,235
American Airlines 2017-1 Class A Pass Through Trust 4.000%, 02/15/2029	5,277,344	5,176,635
American Airlines 2017-1 Class AA Pass Through Trust 3.650%, 02/15/2029	6,066,406	6,287,572
American Airlines 2017-2 Class A Pass Through Trust 3.600%, 10/15/2029	4,632,414	4,484,843
American Airlines 2019-1 Class A Pass Through Trust 3.500%, 02/15/2032	4,841,635	4,573,153
American Airlines 2019-1 Class AA Pass Through Trust 3.150%, 02/15/2032	7,253,265	7,319,907
American Airlines 2021-1 Class A Pass Through Trust 2.875%, 07/11/2034	4,290,000	4,249,158
Ashtead Capital, Inc.
1.500%, 08/12/2026 (B)	4,620,000	4,535,217
4.250%, 11/01/2029 (B)	4,031,000	4,300,237
British Airways 2013-1 Class A Pass Through Trust 4.625%, 06/20/2024 (B)	2,711,195	2,811,258
British Airways 2018-1 Class A Pass Through Trust 4.125%, 09/20/2031 (B)	1,558,429	1,568,860
British Airways 2020-1 Class A Pass Through Trust 4.250%, 11/15/2032 (B)	2,553,991	2,717,125
British Airways 2020-1 Class B Pass Through Trust 8.375%, 11/15/2028 (B)	3,568,173	4,096,924
Continental Airlines 2007-1 Class A Pass Through Trust 5.983%, 04/19/2022	618,847	623,661

The accompanying notes are an integral part of the financial statements.	85

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CoStar Group, Inc. 2.800%, 07/15/2030 (B)	$10,366,000	$10,368,450
DAE Funding LLC 3.375%, 03/20/2028 (B)	11,546,000	11,661,460
Delta Air Lines, Inc.
2.900%, 10/28/2024	15,545,000	15,850,227
3.800%, 04/19/2023	6,835,000	6,988,246
4.375%, 04/19/2028 (D)	9,405,000	10,020,006
4.500%, 10/20/2025 (B)	2,059,000	2,164,033
4.750%, 10/20/2028 (B)	3,684,000	4,022,859
GXO Logistics, Inc. 2.650%, 07/15/2031 (B)	18,285,000	18,059,363
Huntington Ingalls Industries, Inc. 4.200%, 05/01/2030	9,417,000	10,488,717
IHS Markit, Ltd.
4.000%, 03/01/2026 (B)	8,327,000	8,998,739
4.750%, 02/15/2025 (B)	2,050,000	2,231,938
4.750%, 08/01/2028	4,190,000	4,855,163
JetBlue 2019-1 Class AA Pass Through Trust 2.750%, 05/15/2032	7,204,698	7,253,925
Owens Corning 3.950%, 08/15/2029	8,341,000	9,138,132
Quanta Services, Inc. 0.950%, 10/01/2024	4,323,000	4,276,091
SMBC Aviation Capital Finance DAC 2.300%, 06/15/2028 (B)	3,894,000	3,861,159
The Boeing Company
3.200%, 03/01/2029	8,456,000	8,702,769
5.040%, 05/01/2027	13,070,000	14,716,750
5.150%, 05/01/2030	9,011,000	10,498,725
5.805%, 05/01/2050	6,872,000	9,305,553
United Airlines 2014-2 Class A Pass Through Trust 3.750%, 09/03/2026	10,073,615	10,487,910
United Airlines 2016-1 Class A Pass Through Trust 3.450%, 07/07/2028	8,907,908	8,903,897
United Airlines 2016-1 Class B Pass Through Trust 3.650%, 01/07/2026	8,875,434	8,763,649
United Airlines 2018-1 Class B Pass Through Trust 4.600%, 03/01/2026	2,706,422	2,698,197
United Airlines 2019-1 Class A Pass Through Trust 4.550%, 08/25/2031	6,635,823	7,133,464
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027	16,995,590	18,565,357
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026	4,052,674	4,204,921
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	1,547,827	1,577,661
US Airways 2012-1 Class A Pass Through Trust 5.900%, 10/01/2024	6,922,703	7,236,066
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	3,580,458	3,544,563
		403,137,285
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology – 4.7%
Autodesk, Inc. 2.850%, 01/15/2030	$4,681,000	$4,831,345
Broadcom, Inc.
3.419%, 04/15/2033 (B)	13,948,000	14,621,716
4.750%, 04/15/2029	33,211,000	37,804,119
5.000%, 04/15/2030	14,161,000	16,486,579
CDW LLC 3.569%, 12/01/2031	10,020,000	10,424,658
CGI, Inc. 1.450%, 09/14/2026 (B)	8,030,000	7,852,187
Citrix Systems, Inc. 1.250%, 03/01/2026	13,442,000	13,090,889
Dell International LLC
3.450%, 12/15/2051 (B)	15,410,000	14,795,209
4.900%, 10/01/2026	12,456,000	14,029,485
5.300%, 10/01/2029	11,357,000	13,312,607
5.850%, 07/15/2025	4,251,000	4,818,280
8.350%, 07/15/2046	2,108,000	3,504,566
Hewlett Packard Enterprise Company 4.900%, 10/15/2025	10,479,000	11,624,898
KLA Corp. 4.100%, 03/15/2029	7,616,000	8,596,797
Marvell Technology, Inc. 2.450%, 04/15/2028	11,200,000	11,359,202
Micron Technology, Inc.
4.185%, 02/15/2027	22,492,000	24,631,214
4.975%, 02/06/2026	5,650,000	6,273,195
5.327%, 02/06/2029	19,168,000	22,703,538
Motorola Solutions, Inc.
2.300%, 11/15/2030	11,690,000	11,293,579
2.750%, 05/24/2031	9,922,000	9,939,867
4.600%, 05/23/2029	3,233,000	3,693,727
NXP BV
3.250%, 05/11/2041 (B)	3,717,000	3,841,759
3.875%, 06/18/2026 (B)	12,831,000	13,847,752
Oracle Corp. 2.950%, 04/01/2030	18,106,000	18,311,792
PayPal Holdings, Inc. 2.850%, 10/01/2029	13,135,000	13,823,697
Qorvo, Inc.
1.750%, 12/15/2024 (B)	6,016,000	6,019,868
3.375%, 04/01/2031 (B)	5,277,000	5,371,669
Renesas Electronics Corp. 1.543%, 11/26/2024 (B)	6,826,000	6,777,714
VeriSign, Inc. 2.700%, 06/15/2031	5,582,000	5,609,910
VMware, Inc. 4.700%, 05/15/2030	12,282,000	14,294,505
Western Digital Corp. 3.100%, 02/01/2032	10,461,000	10,537,365
		364,123,688
Materials – 0.8%
Anglo American Capital PLC 4.750%, 04/10/2027 (B)	5,485,000	6,100,121
Berry Global, Inc. 1.570%, 01/15/2026	9,564,000	9,358,565
Braskem Netherlands Finance BV 5.875%, 01/31/2050 (B)	4,219,000	4,862,398
Colonial Enterprises, Inc. 3.250%, 05/15/2030 (B)	21,491,000	22,634,111
Inversiones CMPC SA 3.850%, 01/13/2030 (B)	3,668,000	3,823,890
Newmont Corp. 2.800%, 10/01/2029	3,464,000	3,561,659

The accompanying notes are an integral part of the financial statements.	86

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Orbia Advance Corp. SAB de CV 5.500%, 01/15/2048 (B)	$3,490,000	$4,074,610
Vulcan Materials Company 3.500%, 06/01/2030	6,839,000	7,386,814
		61,802,168
Real estate – 2.6%
American Homes 4 Rent LP 4.250%, 02/15/2028	4,327,000	4,793,456
American Tower Corp.
3.550%, 07/15/2027	14,505,000	15,493,898
3.800%, 08/15/2029	6,600,000	7,180,185
Crown Castle International Corp.
3.300%, 07/01/2030	3,145,000	3,317,365
3.650%, 09/01/2027	11,831,000	12,709,648
3.800%, 02/15/2028	4,658,000	5,068,340
CyrusOne LP
2.150%, 11/01/2030	3,797,000	3,757,397
3.450%, 11/15/2029	8,590,000	9,316,800
Equinix, Inc.
1.550%, 03/15/2028	9,456,000	9,095,269
1.800%, 07/15/2027	5,384,000	5,296,428
2.500%, 05/15/2031	14,515,000	14,504,924
3.200%, 11/18/2029	12,260,000	12,886,338
GLP Capital LP
3.250%, 01/15/2032	3,361,000	3,379,116
5.375%, 04/15/2026	7,596,000	8,458,678
Host Hotels & Resorts LP
3.375%, 12/15/2029	10,874,000	11,083,043
3.500%, 09/15/2030	7,110,000	7,298,696
3.875%, 04/01/2024	17,397,000	18,179,370
4.000%, 06/15/2025	13,557,000	14,373,198
4.500%, 02/01/2026	4,859,000	5,235,102
SBA Tower Trust
2.328%, 01/15/2028 (B)	21,448,000	21,891,114
2.836%, 01/15/2025 (B)	7,899,000	8,103,735
Ventas Realty LP 3.500%, 02/01/2025	4,775,000	5,033,572
		206,455,672
Utilities – 1.5%
ABY Transmision Sur SA 6.875%, 04/30/2043 (B)	2,550,719	3,293,616
AES Panama Generation Holdings SRL 4.375%, 05/31/2030 (B)	5,952,000	6,197,580
Dominion Energy, Inc. 3.375%, 04/01/2030	6,792,000	7,207,755
Emera US Finance LP 3.550%, 06/15/2026	6,192,000	6,585,823
Engie Energia Chile SA 3.400%, 01/28/2030 (B)	8,250,000	8,353,125
Infraestructura Energetica Nova SAB de CV 4.750%, 01/15/2051 (B)	3,758,000	3,725,155
NiSource, Inc.
1.700%, 02/15/2031	27,237,000	25,428,636
3.600%, 05/01/2030	4,887,000	5,267,319
NRG Energy, Inc.
2.450%, 12/02/2027 (B)	7,276,000	7,209,491
4.450%, 06/15/2029 (B)	5,451,000	5,929,751
Vistra Operations Company LLC
3.550%, 07/15/2024 (B)	12,479,000	12,850,574
3.700%, 01/30/2027 (B)	13,509,000	14,007,636
Select Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC (continued)
4.300%, 07/15/2029 (B)	$11,424,000	$12,216,686
		118,273,147
TOTAL CORPORATE BONDS (Cost $2,977,567,658)		$3,078,231,473
MUNICIPAL BONDS – 1.8%
Alabama Federal Aid Highway Finance Authority 1.547%, 09/01/2027	14,186,000	14,137,604
City of New York, GO 0.982%, 08/01/2025	12,545,000	12,381,921
Foothill-Eastern Transportation Corridor Agency (California) 4.094%, 01/15/2049	8,396,000	9,024,559
Golden State Tobacco Securitization Corp. (California) 4.214%, 06/01/2050	4,975,000	4,974,738
Maryland Health & Higher Educational Facilities Authority 3.197%, 07/01/2050	14,500,000	15,122,940
Mississippi Hospital Equipment & Facilities Authority 3.720%, 09/01/2026	7,677,000	7,922,632
New Jersey Transportation Trust Fund Authority
4.081%, 06/15/2039	9,117,000	10,107,784
4.131%, 06/15/2042	790,000	884,617
Ohio Turnpike & Infrastructure Commission 3.216%, 02/15/2048	6,950,000	7,083,063
Port Authority of New York & New Jersey 1.086%, 07/01/2023	19,174,000	19,276,180
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/2050	14,500,000	14,918,937
State Board of Administration Finance Corp. (Florida) 1.705%, 07/01/2027	12,324,000	12,293,216
University of California 1.316%, 05/15/2027	14,360,000	14,100,460
TOTAL MUNICIPAL BONDS (Cost $140,065,864)		$142,228,651
COLLATERALIZED MORTGAGE OBLIGATIONS – 8.6%
Commercial and residential – 7.5%
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1, 0.990%, 04/25/2053 (B)(F)	5,474,625	5,459,510
Series 2021-2, Class A1, 0.985%, 04/25/2066 (B)(F)	3,820,168	3,775,705
Series 2021-4, Class A1, 1.035%, 01/20/2065 (B)(F)	8,233,845	8,124,996
Series 2021-5, Class A1, 0.951%, 07/25/2066 (B)(F)	9,679,894	9,543,334
Arroyo Mortgage Trust Series 2021-1R, Class A1 1.175%, 10/25/2048 (B)(F)	6,399,585	6,362,601
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.218%, 04/14/2033 (B)	5,706,000	5,953,911
Series 2015-200P, Class C, 3.596%, 04/14/2033 (B)(F)	6,760,000	6,975,566

The accompanying notes are an integral part of the financial statements.	87

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
BBCMS Mortgage Trust Series 2020-C6, Class A2 2.690%, 02/15/2053	$4,700,000	$4,812,354
Benchmark Mortgage Trust
Series 2018-B1, Class A2, 3.571%, 01/15/2051	9,660,538	9,811,963
Series 2019-B12, Class A2, 3.001%, 08/15/2052	8,685,000	8,943,872
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1 0.941%, 02/25/2049 (B)(F)	3,874,618	3,843,800
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%), 1.427%, 03/15/2037 (B)(E)	7,009,498	6,980,805
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%), 1.036%, 10/15/2037 (B)(E)	7,957,812	7,957,811
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%), 0.950%, 11/15/2026 (B)(E)	5,198,000	5,190,654
Series 2021-CIP, Class A (1 month LIBOR + 0.921%), 1.021%, 12/15/2028 (B)(E)	14,331,000	14,326,679
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%), 1.200%, 09/15/2036 (B)(E)	7,399,000	7,353,115
BX Trust Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) 1.606%, 01/15/2034 (B)(E)	2,033,000	2,001,157
BXHPP Trust Series 2021-FILM, Class C (1 month LIBOR + 1.100%) 1.196%, 08/15/2036 (B)(E)	17,743,000	17,531,108
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) 1.834%, 12/15/2037 (B)(E)	1,944,000	1,942,212
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A2 3.623%, 05/15/2052	11,096,000	11,542,268
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A, 3.341%, 05/10/2036 (B)	6,695,000	6,940,398
Series 2019-SMRT, Class A, 4.149%, 01/10/2036 (B)	3,645,000	3,821,595
Series 2020-GC46, Class A2, 2.708%, 02/15/2053	13,170,000	13,476,694
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.488%, 02/25/2050 (B)(F)	1,081,365	1,080,218
Series 2021-2, Class A1, 0.924%, 08/25/2066 (B)(F)	7,213,582	7,111,418
Series 2021-3, Class A1, 0.956%, 09/27/2066 (B)(F)	9,989,262	9,830,675
Series 2021-HX1, Class A1, 1.110%, 10/25/2066 (B)(F)	8,400,484	8,285,707
COLT Trust Series 2020-RPL1, Class A1 1.390%, 01/25/2065 (B)(F)	11,686,013	11,512,706
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2020-CX, Class D 2.683%, 11/10/2046 (B)(F)	$4,291,000	$4,124,017
Commercial Mortgage Trust (Deutsche Bank AG) Series 2020-CBM, Class A2 2.896%, 02/10/2037 (B)	5,531,000	5,589,087
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B (1 month LIBOR + 1.230%), 1.336%, 05/15/2036 (B)(E)	3,709,000	3,704,954
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%), 1.684%, 05/15/2036 (B)(E)	5,837,000	5,815,035
Series 2020-NET, Class A, 2.257%, 08/15/2037 (B)	2,236,000	2,253,750
Series 2021-AFC1, Class A1, 0.830%, 03/25/2056 (B)(F)	13,768,647	13,591,590
Series 2021-NQM2, Class A1, 1.179%, 02/25/2066 (B)(F)	6,636,735	6,570,391
Series 2021-NQM3, Class A1, 1.015%, 04/25/2066 (B)(F)	5,495,863	5,403,350
Series 2021-NQM5, Class A1, 0.938%, 05/25/2066 (B)(F)	5,149,723	5,064,247
Series 2021-NQM6, Class A1, 1.174%, 07/25/2066 (B)(F)	8,397,871	8,299,306
Series 2021-RPL2, Class A1A, 1.115%, 01/25/2060 (B)(F)	13,634,194	13,278,763
DBJPM Mortgage Trust Series 2020-C9, Class A2 1.900%, 08/15/2053	8,675,000	8,650,412
Deephaven Residential Mortgage Trust Series 2021-2, Class A1 0.899%, 04/25/2066 (B)(F)	8,648,637	8,503,172
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, 0.797%, 02/25/2066 (B)(F)	3,145,046	3,116,590
Series 2021-2, Class A1, 0.931%, 06/25/2066 (B)(F)	5,950,910	5,837,143
Flagstar Mortgage Trust Series 2021-1, Class A2 2.500%, 02/01/2051 (B)(F)	10,928,534	10,935,211
GCAT Trust
Series 2021-NQM1, Class A1, 0.874%, 01/25/2066 (B)(F)	5,857,442	5,798,119
Series 2021-NQM2, Class A1, 1.036%, 05/25/2066 (B)(F)	4,666,543	4,636,963
Series 2021-NQM3, Class A1, 1.091%, 05/25/2066 (B)(F)	7,738,196	7,658,703
GS Mortgage Securities Trust
Series 2013-GC12, Class A3, 2.860%, 06/10/2046	11,611,000	11,777,515
Series 2019-GC40, Class A2, 2.971%, 07/10/2052	6,505,000	6,701,491
Series 2020-UPTN, Class A, 2.751%, 02/10/2037 (B)	5,820,000	5,943,296
Series 2021-STAR, Class A (1 month LIBOR + 0.950%), 1.050%, 12/15/2036 (B)(E)	13,304,000	13,303,999

The accompanying notes are an integral part of the financial statements.	88

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.382%, 09/27/2060 (B)(F)	$2,020,080	$2,006,948
Series 2021-NQM1, Class A1, 1.017%, 07/25/2061 (B)(F)	3,885,224	3,850,438
Imperial Fund Mortgage Trust Series 2021-NQM1, Class A1 1.071%, 06/25/2056 (B)(F)	4,702,831	4,633,682
Irvine Core Office Trust Series 2013-IRV, Class A2 3.174%, 05/15/2048 (B)(F)	6,620,000	6,782,013
JPMCC Commercial Mortgage Securities Trust Series 2019-COR5, Class A2 3.150%, 06/13/2052	17,510,000	17,948,417
KNDL Mortgage Trust Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) 1.156%, 05/15/2036 (B)(E)	7,485,000	7,466,151
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%), 0.806%, 03/15/2038 (B)(E)	7,467,000	7,450,772
Series 2021-BMR, Class D (1 month LIBOR + 1.400%), 1.506%, 03/15/2038 (B)(E)	5,822,000	5,763,548
MFA Trust
Series 2020-NQM3, Class A1, 1.014%, 01/26/2065 (B)(F)	3,442,110	3,423,753
Series 2021-INV1, Class A1, 0.852%, 01/25/2056 (B)(F)	9,525,714	9,468,450
Series 2021-NQM1, Class A1, 1.153%, 04/25/2065 (B)(F)	4,928,215	4,899,654
Morgan Stanley Capital I Trust Series 2017-CLS, Class D (1 month LIBOR + 1.400%) 1.506%, 11/15/2034 (B)(E)	5,105,000	5,096,979
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B 3.500%, 10/25/2059 (B)(F)	3,548,387	3,679,440
NMLT Trust Series 2021-INV1, Class A1 1.185%, 05/25/2056 (B)(F)	11,948,026	11,774,990
OBX Trust
Series 2020-EXP2, Class A3, 2.500%, 05/25/2060 (B)(F)	3,163,707	3,171,735
Series 2021-NQM2, Class A1, 1.101%, 05/25/2061 (B)(F)	8,308,315	8,237,967
Series 2021-NQM3, Class A1, 1.054%, 07/25/2061 (B)(F)	9,192,120	9,068,097
Provident Funding Mortgage Trust Series 2020-F1, Class A2 2.000%, 01/25/2036 (B)(F)	9,705,359	9,570,845
SLG Office Trust Series 2021-OVA, Class C 2.851%, 07/15/2041 (B)	13,468,000	13,581,231
Starwood Mortgage Residential Trust
Series 2020-3, Class A1, 1.486%, 04/25/2065 (B)(F)	2,679,053	2,679,711
Series 2021-2, Class A1, 0.943%, 05/25/2065 (B)(F)	6,210,637	6,163,600
Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust
Series 2020-5, Class A1, 1.218%, 05/25/2065 (B)	$2,618,211	$2,606,809
Series 2021-1, Class A1, 0.815%, 01/25/2066 (B)(F)	6,457,180	6,393,049
Series 2021-3, Class A1, 1.046%, 06/25/2066 (B)(F)	8,218,162	8,122,923
Series 2021-4, Class A1, 0.938%, 07/25/2066 (B)(F)	4,058,310	3,977,859
Series 2021-5, Class A1, 1.013%, 09/25/2066 (B)(F)	7,321,682	7,189,178
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (B)(F)	4,760,995	4,737,373
Series 2021-R2, Class A1, 0.918%, 02/25/2064 (B)(F)	4,663,735	4,649,740
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (B)	9,141,349	9,093,755
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class A2 3.039%, 06/15/2052	13,310,000	13,648,553
		584,187,596
U.S. Government Agency – 1.1%
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO, 1.235%, 01/25/2022	9,222,984	38
Series K021, Class X1 IO, 1.400%, 06/25/2022	28,097,161	21,980
Series K022, Class X1 IO, 1.175%, 07/25/2022	131,461,612	527,398
Series K026, Class X1 IO, 0.954%, 11/25/2022	148,970,964	955,738
Series K038, Class X1 IO, 1.113%, 03/25/2024	51,095,372	1,091,535
Series K048, Class X1 IO, 0.236%, 06/25/2025	156,411,847	1,166,926
Government National Mortgage Association
Series 2012-114, Class IO, 0.692%, 01/16/2053	19,117,375	404,029
Series 2016-174, Class IO, 0.858%, 11/16/2056	17,792,689	928,262
Series 2017-109, Class IO, 0.507%, 04/16/2057	14,804,024	424,208
Series 2017-124, Class IO, 0.677%, 01/16/2059	17,370,472	749,350
Series 2017-135, Class IO, 0.774%, 10/16/2058	43,880,710	2,106,415
Series 2017-140, Class IO, 0.565%, 02/16/2059	21,173,868	904,097
Series 2017-159, Class IO, 0.506%, 06/16/2059	30,991,617	1,369,436
Series 2017-20, Class IO, 0.695%, 12/16/2058	42,677,439	1,650,354
Series 2017-22, Class IO, 0.773%, 12/16/2057	16,339,322	763,499
Series 2017-41, Class IO, 0.699%, 07/16/2058	18,163,752	707,133
Series 2017-46, Class IO, 0.641%, 11/16/2057	17,723,434	777,890
Series 2017-61, Class IO, 0.698%, 05/16/2059	26,741,304	1,302,053

The accompanying notes are an integral part of the financial statements.	89

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2018-158, Class IO, 0.717%, 05/16/2061	$24,521,920	$1,538,137
Series 2018-69, Class IO, 0.566%, 04/16/2060	27,866,336	1,590,329
Series 2019-131, Class IO, 0.922%, 07/16/2061	31,196,221	1,955,083
Series 2020-100, Class IO, 0.909%, 05/16/2062	31,806,578	2,374,110
Series 2020-108, Class IO, 0.933%, 06/16/2062	79,725,715	5,815,632
Series 2020-114, Class IO, 0.927%, 09/16/2062	80,794,576	5,823,318
Series 2020-118, Class IO, 1.047%, 06/16/2062	56,917,118	4,349,817
Series 2020-119, Class IO, 0.813%, 08/16/2062	32,277,667	2,110,717
Series 2020-120, Class IO, 0.853%, 05/16/2062	16,995,899	1,271,910
Series 2020-137, Class IO, 0.844%, 09/16/2062	98,799,541	6,906,236
Series 2020-150, Class IO, 0.984%, 12/16/2062	48,800,397	3,895,340
Series 2020-170, Class IO, 0.886%, 11/16/2062	69,761,223	5,416,415
Series 2020-92, Class IO, 1.016%, 02/16/2062	70,596,837	5,409,998
Series 2021-10, Class IO, 1.000%, 05/16/2063	46,703,825	3,985,592
Series 2021-11, Class IO, 1.022%, 12/16/2062	72,972,613	6,265,947
Series 2021-3, Class IO, 0.958%, 09/16/2062	83,571,868	6,532,520
Series 2021-40, Class IO, 0.843%, 02/16/2063	21,736,481	1,641,263
		82,732,705
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $718,927,469)		$666,920,301
ASSET BACKED SECURITIES – 17.5%
ABPCI Direct Lending Fund I, Ltd. Series 2020-1A, Class A 3.199%, 12/20/2030 (B)	9,473,000	9,474,430
AGL CLO 5, Ltd. Series 2020-5A, Class A1R (3 month LIBOR + 1.160%) 1.311%, 07/20/2034 (B)(E)	8,362,322	8,357,656
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2 1.937%, 08/15/2046 (B)	13,319,000	13,115,551
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	7,850,000	7,900,439
AMSR Trust
Series 2020-SFR1, Class A 1.819%, 04/17/2037 (B)	9,026,339	9,022,346
Series 2020-SFR2, Class A 1.632%, 07/17/2037 (B)	17,232,000	17,069,468
Series 2020-SFR4, Class A 1.355%, 11/17/2037 (B)	12,046,000	11,742,843
Series 2021-SFR1, Class B 2.153%, 06/17/2038 (B)(F)	7,203,000	7,072,045
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2021-SFR4, Class A 2.117%, 12/17/2038 (B)	$4,397,000	$4,385,530
Applebee's Funding LLC Series 2019-1A, Class A2I 4.194%, 06/05/2049 (B)	10,925,640	11,046,041
Aqua Finance Trust Series 2021-A, Class A 1.540%, 07/17/2046 (B)	4,632,381	4,591,024
Arby's Funding LLC Series 2020-1A, Class A2 3.237%, 07/30/2050 (B)	10,375,663	10,583,124
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	10,031,000	10,253,523
Series 2020-1A, Class A 2.330%, 08/20/2026 (B)	6,188,000	6,335,682
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	17,014,000	16,766,094
Bain Capital Credit CLO, Ltd. Series 2017-1A, Class BR (3 month LIBOR + 1.500%) 1.686%, 07/20/2030 (B)(E)	8,160,000	8,156,475
Balboa Bay Loan Funding, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.200%) 1.347%, 07/20/2034 (B)(E)	3,723,000	3,724,709
Barings CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) 0.932%, 01/20/2028 (B)(E)	9,999,699	9,995,689
Beacon Container Finance II LLC Series 2021-1A, Class A 2.250%, 10/22/2046 (B)	12,149,083	12,093,975
Benefit Street Partners CLO XX, Ltd. Series 2020-20A, Class AR (3 month LIBOR + 1.170%) 1.299%, 07/15/2034 (B)(E)	14,542,000	14,541,956
Bojangles Issuer LLC Series 2020-1A, Class A2 3.832%, 10/20/2050 (B)	5,760,000	5,888,955
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A 3.280%, 09/26/2033 (B)	3,548,315	3,650,457
CarMax Auto Owner Trust Series 2020-3, Class A4 0.770%, 03/16/2026	4,680,000	4,663,423
CARS-DB4 LP Series 2020-1A, Class A1 2.690%, 02/15/2050 (B)	8,695,095	8,802,209
Carvana Auto Receivables Trust Series 2020-P1, Class A4 0.610%, 10/08/2026	6,886,000	6,783,098
CF Hippolyta LLC
Series 2020-1, Class A1 1.690%, 07/15/2060 (B)	10,605,121	10,519,849
Series 2021-1A, Class A1 1.530%, 03/15/2061 (B)	9,955,624	9,768,861
Chase Auto Credit Linked Notes Series 2021-3, Class B 0.760%, 02/26/2029 (B)	5,848,933	5,812,265
CLI Funding VI LLC Series 2020-1A, Class A 2.080%, 09/18/2045 (B)	13,384,552	13,307,986

The accompanying notes are an integral part of the financial statements.	90

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
CLI Funding VIII LLC Series 2021-1A, Class A 1.640%, 02/18/2046 (B)	$10,781,603	$10,527,493
CoreVest American Finance Trust
Series 2019-3, Class A 2.705%, 10/15/2052 (B)	1,835,827	1,875,445
Series 2020-3, Class A 1.358%, 08/15/2053 (B)	5,816,173	5,659,261
Series 2021-1, Class A 1.569%, 04/15/2053 (B)	8,120,549	7,954,613
Series 2021-2, Class A 1.408%, 07/15/2054 (B)	8,701,770	8,428,516
DataBank Issuer
Series 2021-1A, Class A2 2.060%, 02/27/2051 (B)	15,959,000	15,649,603
Series 2021-2A, Class A2 2.400%, 10/25/2051 (B)	5,710,000	5,710,354
DB Master Finance LLC
Series 2017-1A, Class A2II 4.030%, 11/20/2047 (B)	4,146,450	4,327,774
Series 2021-1A, Class A2I 2.045%, 11/20/2051 (B)	16,299,000	15,925,753
Diamond Infrastructure Funding LLC Series 2021-1A, Class A 1.760%, 04/15/2049 (B)	8,859,000	8,619,887
DLLAA LLC Series 2021-1A, Class A3 0.670%, 04/17/2026 (B)	883,000	873,396
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23 4.118%, 07/25/2047 (B)	11,821,425	12,370,696
Series 2019-1A, Class A2 3.668%, 10/25/2049 (B)	3,537,000	3,722,710
Series 2021-1A, Class A2I 2.662%, 04/25/2051 (B)	7,641,600	7,673,763
Driven Brands Funding LLC
Series 2018-1A, Class A2 4.739%, 04/20/2048 (B)	3,647,700	3,788,454
Series 2020-2A, Class A2 3.237%, 01/20/2051 (B)	7,538,038	7,648,500
Series 2021-1A, Class A2 2.791%, 10/20/2051 (B)	9,288,000	9,130,262
Eaton Vance CLO, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.150%) 1.305%, 01/15/2035 (B)(E)	7,024,000	7,018,065
Series 2020-2A, Class BR (3 month LIBOR + 1.700%) 1.855%, 01/15/2035 (B)(E)	6,040,000	6,026,640
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A 2.610%, 01/25/2034 (B)	4,688,151	4,713,859
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.490%, 01/15/2025 (B)	14,330,000	14,445,139
Series 2021-1A, Class C 0.740%, 01/15/2026	4,763,000	4,749,254
FirstKey Homes Trust
Series 2020-SFR1, Class A 1.339%, 08/17/2037 (B)	12,496,117	12,257,267
Series 2020-SFR2, Class A 1.266%, 10/19/2037 (B)	13,719,861	13,374,704
Series 2021-SFR1, Class A 1.538%, 08/17/2038 (B)	11,416,797	11,137,329
Series 2021-SFR1, Class C 1.888%, 08/17/2038 (B)	12,224,000	11,979,247
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Five Guys Funding LLC Series 2017-1A, Class A2 4.600%, 07/25/2047 (B)	$6,710,293	$6,932,477
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (B)	26,635,000	28,060,628
Series 2018-2, Class A 3.470%, 01/15/2030 (B)	10,877,000	11,301,912
Series 2020-1, Class A 2.040%, 08/15/2031 (B)	12,711,000	12,939,956
Series 2021-1, Class A 1.370%, 10/17/2033 (B)	9,786,000	9,667,114
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A 3.060%, 04/15/2026	14,258,000	14,858,272
Series 2020-2, Class A 1.060%, 09/15/2027	15,316,000	15,080,135
GM Financial Automobile Leasing Trust Series 2021-2, Class A4 0.410%, 05/20/2025	2,724,000	2,693,528
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A 2.900%, 04/15/2026 (B)	11,385,000	11,797,130
Series 2020-1, Class A 0.680%, 08/15/2025 (B)	5,302,000	5,277,775
Golden Credit Card Trust Series 2018-4A, Class A 3.440%, 08/15/2025 (B)	18,115,000	18,855,731
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 3.208%, 01/22/2029 (B)	7,732,000	7,762,928
Series 2021-1A, Class A2 2.773%, 04/20/2029 (B)	7,002,000	6,929,671
HalseyPoint CLO II, Ltd. Series 2020-2A, Class B (3 month LIBOR + 2.950%) 3.138%, 07/20/2031 (B)(E)	5,796,000	5,799,495
Hilton Grand Vacations Trust Series 2018-AA, Class A 3.540%, 02/25/2032 (B)	2,231,049	2,295,853
Home Partners of America Trust
Series 2019-1, Class A 2.908%, 09/17/2039 (B)	12,784,146	13,132,054
Series 2021-1, Class A 1.698%, 09/19/2041 (B)	12,833,571	12,517,076
Series 2021-2, Class A 1.901%, 12/17/2026 (B)	8,620,918	8,532,061
Honda Auto Receivables Owner Trust Series 2021-2, Class A4 0.550%, 08/16/2027	5,429,000	5,336,190
Hotwire Funding LLC Series 2021-1, Class A2 2.311%, 11/20/2051 (B)	4,624,000	4,599,656
Jack in the Box Funding LLC
Series 2019-1A, Class A23 4.970%, 08/25/2049 (B)	5,790,245	6,153,942
Series 2019-1A, Class A2I 3.982%, 08/25/2049 (B)	5,843,840	5,872,253
Laurel Road Prime Student Loan Trust Series 2019-A, Class A2FX 2.730%, 10/25/2048 (B)	1,129,523	1,138,868
Madison Park Funding XXIII, Ltd.
Series 2017-23A, Class AR (3 month LIBOR + 0.970%) 1.125%, 07/27/2031 (B)(E)	13,510,000	13,510,068

The accompanying notes are an integral part of the financial statements.	91

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Madison Park Funding XXIII, Ltd. (continued)
Series 2017-23A, Class BR (3 month LIBOR + 1.550%) 1.705%, 07/27/2031 (B)(E)	$10,046,000	$10,046,261
Marathon CLO X, Ltd. Series 2017-10A, Class A1AR (3 month LIBOR + 1.000%) 1.171%, 11/15/2029 (B)(E)	10,520,000	10,520,000
Monroe Capital Funding, Ltd. Series 2021-1A, Class A2 2.815%, 04/22/2031 (B)	13,424,000	13,126,371
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (B)	3,876,301	3,985,361
Navient Private Education Loan Trust Series 2016-AA, Class A2A 3.910%, 12/15/2045 (B)	2,359,223	2,454,789
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A 2.640%, 05/15/2068 (B)	4,970,435	5,011,747
Series 2019-FA, Class A2 2.600%, 08/15/2068 (B)	4,874,245	4,937,608
Series 2020-BA, Class A2 2.120%, 01/15/2069 (B)	9,647,020	9,750,514
Series 2020-GA, Class A 1.170%, 09/16/2069 (B)	8,337,484	8,297,970
Series 2020-HA, Class A 1.310%, 01/15/2069 (B)	10,690,481	10,647,458
Series 2021-A, Class A 0.840%, 05/15/2069 (B)	10,165,206	10,036,779
Navient Student Loan Trust Series 2020-2A, Class A1A 1.320%, 08/26/2069 (B)	7,836,840	7,589,504
Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051 (B)	13,529,015	13,570,941
Neuberger Berman CLO XX, Ltd.
Series 2015-20A, Class ARR (3 month LIBOR + 1.160%) 1.327%, 07/15/2034 (B)(E)	2,972,000	2,972,909
Series 2015-20A, Class BRR (3 month LIBOR + 1.650%) 1.818%, 07/15/2034 (B)(E)	2,978,000	2,971,529
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.910%, 10/20/2061 (B)	12,983,000	12,729,982
Series 2021-1, Class B1 2.410%, 10/20/2061 (B)	3,933,000	3,942,062
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A 3.844%, 12/25/2025 (B)	2,609,849	2,620,969
Series 2021-FHT1, Class A 3.104%, 07/25/2026 (B)	2,474,198	2,465,550
Oaktree CLO, Ltd. Series 2021-1A, Class A1 (3 month LIBOR + 1.160%) 1.288%, 07/15/2034 (B)(E)	11,169,000	11,162,645
Ocean Trails CLO X Series 2020-10A, Class AR (3 month LIBOR + 1.220%) 1.353%, 10/15/2034 (B)(E)	5,975,000	5,977,002
Oxford Finance Funding LLC Series 2020-1A, Class A2 3.101%, 02/15/2028 (B)	9,574,000	9,674,244
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ltd. Series 2021-3A, Class A2 (3 month LIBOR + 1.400%) 1.571%, 07/20/2029 (B)(E)	$6,333,000	$6,333,982
Progress Residential Trust
Series 2020-SFR1, Class A 1.732%, 04/17/2037 (B)	7,750,000	7,691,010
Series 2020-SFR2, Class A 2.078%, 06/17/2037 (B)	3,574,000	3,586,476
Series 2021-SFR1, Class A 1.052%, 04/17/2038 (B)	8,859,000	8,517,644
Series 2021-SFR2, Class A 1.546%, 04/19/2038 (B)	19,375,000	19,006,429
Series 2021-SFR4, Class A 1.558%, 05/17/2038 (B)	9,085,124	8,926,211
Series 2021-SFR5, Class A 1.427%, 07/17/2038 (B)	13,757,000	13,422,676
Series 2021-SFR8, Class B 1.681%, 10/17/2038 (B)	4,514,000	4,384,072
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (B)	13,489,000	13,944,124
SCF Equipment Leasing LLC
Series 2019-2A, Class C 3.110%, 06/21/2027 (B)	12,112,000	12,422,199
Series 2021-1A, Class B 1.370%, 08/20/2029 (B)	6,799,000	6,688,546
ServiceMaster Funding LLC Series 2020-1, Class A2II 3.337%, 01/30/2051 (B)	13,941,648	14,029,954
SERVPRO Master Issuer LLC Series 2021-1A, Class A2 2.394%, 04/25/2051 (B)	7,202,805	7,077,793
Sesac Finance LLC Series 2019-1, Class A2 5.216%, 07/25/2049 (B)	10,214,875	10,602,805
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A 3.690%, 09/20/2035 (B)	1,887,163	1,942,352
Series 2021-1A, Class A 0.990%, 11/20/2037 (B)	7,552,142	7,486,621
SMB Private Education Loan Trust
Series 2015-C, Class A2A 2.750%, 07/15/2027 (B)	388,146	389,280
Series 2016-A, Class A2A 2.700%, 05/15/2031 (B)	7,391,723	7,487,167
Series 2019-B, Class A2A 2.840%, 06/15/2037 (B)	9,294,237	9,526,122
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (B)	7,667,107	7,604,342
Series 2021-A, Class APT2 1.070%, 01/15/2053 (B)	5,905,049	5,747,486
SoFi Professional Loan Program LLC Series 2019-B, Class A2FX 3.090%, 08/17/2048 (B)	2,041,269	2,083,096
Sonic Capital LLC
Series 2020-1A, Class A2I 3.845%, 01/20/2050 (B)	8,656,027	8,945,424
Series 2020-1A, Class A2II 4.336%, 01/20/2050 (B)	6,960,933	7,440,938
Series 2021-1A, Class A2I 2.190%, 08/20/2051 (B)	7,070,280	6,895,390
Sound Point CLO XXVII, Ltd.
Series 2020-2A, Class AR (3 month LIBOR + 1.180%) 1.312%, 10/25/2034 (B)(E)	10,844,000	10,908,598

The accompanying notes are an integral part of the financial statements.	92

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sound Point CLO XXVII, Ltd. (continued)
Series 2020-2A, Class B1R (3 month LIBOR + 1.650%) 1.782%, 10/25/2034 (B)(E)	$3,676,000	$3,648,801
Starwood Property Mortgage Trust Series 2021-SIF2A, Class A1 (3 month CME Term SOFR + 1.550%) 1.550%, 01/15/2033 (B)(E)	10,802,000	10,802,000
Sunbird Engine Finance LLC Series 2020-1A, Class A 3.671%, 02/15/2045 (B)	3,974,935	3,828,111
Taco Bell Funding LLC Series 2021-1A, Class A2I 1.946%, 08/25/2051 (B)	14,351,000	14,067,740
Tallman Park CLO, Ltd. Series 2021-1A, Class A (3 month LIBOR + 1.060%) 1.192%, 04/20/2034 (B)(E)	9,242,000	9,201,844
TIF Funding II LLC
Series 2020-1A, Class A 2.090%, 08/20/2045 (B)	14,922,215	14,801,411
Series 2021-1A, Class A 1.650%, 02/20/2046 (B)	6,431,179	6,228,899
Towd Point Mortgage Trust
Series 2015-1, Class A5 3.399%, 10/25/2053 (B)(F)	2,759,000	2,850,224
Series 2017-2, Class A1 2.750%, 04/25/2057 (B)(F)	892,999	899,962
Series 2018-4, Class A1 3.000%, 06/25/2058 (B)(F)	6,314,499	6,461,984
Series 2018-6, Class A1A 3.750%, 03/25/2058 (B)(F)	547,197	556,780
Series 2019-4, Class A1 2.900%, 10/25/2059 (B)(F)	5,203,068	5,303,172
Series 2020-4, Class A1 1.750%, 10/25/2060 (B)	6,564,300	6,548,632
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.560%, 11/25/2031 (B)	22,220,000	22,945,321
Series 2020-1A, Class A 1.350%, 05/25/2033 (B)	7,491,000	7,470,614
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4 0.570%, 10/15/2025	3,854,000	3,817,627
Tricon American Homes Trust
Series 2020-SFR1, Class A 1.499%, 07/17/2038 (B)	20,174,243	19,824,006
Series 2020-SFR2, Class A 1.482%, 11/17/2039 (B)	16,986,415	16,390,419
Triton Container Finance VIII LLC
Series 2020-1A, Class A 2.110%, 09/20/2045 (B)	15,150,850	15,024,204
Series 2021-1A, Class A 1.860%, 03/20/2046 (B)	8,920,590	8,733,564
Vantage Data Centers LLC
Series 2019-1A, Class A2 3.188%, 07/15/2044 (B)	9,293,960	9,493,046
Series 2020-1A, Class A2 1.645%, 09/15/2045 (B)	8,834,000	8,634,299
Series 2020-2A, Class A2 1.992%, 09/15/2045 (B)	6,853,000	6,720,809
VCP RRL ABS I, Ltd. Series 2021-1A, Class A 2.152%, 10/20/2031 (B)	4,478,000	4,471,704
Select Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
VR Funding LLC Series 2020-1A, Class A 2.790%, 11/15/2050 (B)	$10,148,646	$10,054,230
VSE VOI Mortgage LLC Series 2017-A, Class A 2.330%, 03/20/2035 (B)	3,199,459	3,230,262
Wendy's Funding LLC Series 2021-1A, Class A2I 2.370%, 06/15/2051 (B)	8,115,220	7,927,807
Willis Engine Structured Trust V Series 2020-A, Class A 3.228%, 03/15/2045 (B)	3,346,959	3,253,989
Wingstop Funding LLC Series 2020-1A, Class A2 2.841%, 12/05/2050 (B)	15,144,895	15,121,481
World Omni Auto Receivables Trust Series 2021-B, Class A4 0.690%, 06/15/2027	15,979,000	15,641,498
Zaxby's Funding LLC Series 2021-1A, Class A2 3.238%, 07/30/2051 (B)	11,433,345	11,605,806
TOTAL ASSET BACKED SECURITIES (Cost $1,372,192,571)		$1,365,201,638
COMMON STOCKS – 0.0%
Utilities – 0.0%
Dominion Energy, Inc.	12,915	1,299,766
TOTAL COMMON STOCKS (Cost $1,291,500)		$1,299,766
PREFERRED SECURITIES – 0.1%
Utilities – 0.1%
DTE Energy Company, 6.250%	15,402	790,739
NextEra Energy, Inc., 5.279%	120,650	6,942,201
The Southern Company, 6.750%	19,330	1,038,988
TOTAL PREFERRED SECURITIES (Cost $7,618,288)		$8,771,928
SHORT-TERM INVESTMENTS – 5.7%
Short-term funds – 0.1%
John Hancock Collateral Trust, 0.1697% (G)(H)	536,375	5,365,362
Repurchase agreement – 5.6%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $438,341,000 on 1-3-22, collateralized by $326,960,900 U.S. Treasury Notes, 1.000% - 1.250% due 6-30-28 to 7-31-28 (valued at $320,525,196) and $100,000,000 U.S. Treasury Inflation Indexed Notes, 0.750% due 7-15-28 (valued at $126,582,659)	$438,341,000	438,341,000
TOTAL SHORT-TERM INVESTMENTS (Cost $443,707,842)		$443,706,362
Total Investments (Select Bond Trust) (Cost $8,083,848,490) – 104.7%		$8,159,008,571
Other assets and liabilities, net – (4.7%)		(368,038,964)
TOTAL NET ASSETS – 100.0%		$7,790,969,607
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

The accompanying notes are an integral part of the financial statements.	93

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Select Bond Trust (continued)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,420,172,775 or 31.1% of the fund's net assets as of 12-31-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	All or a portion of this security is on loan as of 12-31-21.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 12-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Short Term Government Income Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 93.2%
U.S. Government – 26.2%
U.S. Treasury Notes
0.125%, 05/15/2023	$3,000,000	$2,982,773
0.250%, 04/15/2023	9,000,000	8,969,766
0.625%, 07/31/2026	1,000,000	972,383
0.875%, 06/30/2026	1,800,000	1,771,453
1.125%, 10/31/2026	2,500,000	2,483,398
2.000%, 05/31/2024	4,500,000	4,623,574
2.125%, 03/31/2024	2,700,000	2,778,891
2.625%, 06/30/2023	5,485,000	5,651,050
2.750%, 07/31/2023	3,215,000	3,322,878
2.875%, 11/30/2023	13,345,000	13,891,313
		47,447,479
U.S. Government Agency – 67.0%
Federal Farm Credit Bank
0.500%, 12/23/2025 to 02/04/2026	10,000,000	9,686,457
0.680%, 01/13/2027	6,000,000	5,809,871
1.600%, 12/14/2026	2,000,000	1,997,964
Federal Home Loan Bank
0.625%, 11/27/2024	2,000,000	1,975,827
0.650%, 02/26/2026	6,000,000	5,845,084
0.700%, 01/28/2026	7,000,000	6,856,064
0.850%, 10/28/2024	4,000,000	3,986,927
0.900%, 02/26/2027	2,000,000	1,948,382
1.000%, 11/08/2024 to 03/23/2026	3,950,000	3,924,332
1.100%, 07/13/2026 to 08/20/2026	3,000,000	2,966,315
1.200%, 12/27/2024	5,000,000	5,000,570
1.375%, 02/17/2023	2,000,000	2,021,335
1.500%, 08/15/2024	2,770,000	2,814,445
1.610%, 12/30/2026	2,500,000	2,501,491
2.875%, 09/13/2024	5,500,000	5,779,751
Federal Home Loan Mortgage Corp.
0.250%, 09/08/2023	2,000,000	1,986,424
0.375%, 09/23/2025	3,060,000	2,977,128
0.640%, 11/24/2025	2,000,000	1,954,901
0.650%, 10/22/2025	2,000,000	1,956,028
0.700%, 12/23/2025	2,000,000	1,958,582
Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
0.800%, 10/27/2026	$2,000,000	$1,948,398
1.500%, 02/12/2025	6,000,000	6,086,653
1.937%, (12 month LIBOR + 1.618%), 05/01/2045 (A)	397,622	415,525
2.500%, 09/01/2034	1,950,031	2,019,656
3.000%, 07/01/2030 to 12/01/2032	2,623,194	2,749,802
3.500%, 04/01/2032	1,097,173	1,163,131
7.000%, 04/01/2031 to 04/01/2032	412	477
Federal National Mortgage Association
0.375%, 08/25/2025	5,000,000	4,863,321
0.625%, 04/22/2025	4,000,000	3,944,735
0.650%, 12/17/2025	2,000,000	1,959,494
2.500%, 10/01/2027 to 09/01/2034	2,559,507	2,650,366
2.875%, 09/12/2023	7,005,000	7,263,315
3.000%, 03/01/2028 to 09/01/2034	7,088,147	7,429,301
3.500%, 07/01/2031 to 06/01/2034	4,312,554	4,569,323
6.500%, 01/01/2039	302,729	359,998
7.000%, 12/01/2026 to 01/01/2029	919	1,035
8.000%, 10/01/2024 to 09/01/2030	820	941
		121,373,349
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $168,608,897)		$168,820,828
MUNICIPAL BONDS – 4.6%
City of Houston (Texas) 3.628%, 05/15/2024	1,000,000	1,060,696
City of Houston, GO (Texas) 2.110%, 03/01/2025	1,000,000	1,027,410
City of New York, GO
1.990%, 10/01/2026	1,000,000	1,020,555
3.250%, 03/01/2024	1,000,000	1,047,743
County of Orange (Florida) 2.280%, 01/01/2026	1,000,000	1,037,202
Los Angeles Unified School District, GO (California) 1.540%, 09/15/2025	1,000,000	1,008,798
New York State Urban Development Corp. 3.080%, 03/15/2024	1,000,000	1,045,108
State of California, GO 2.375%, 10/01/2026	1,000,000	1,044,634
TOTAL MUNICIPAL BONDS (Cost $8,144,864)		$8,292,146
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
U.S. Government Agency – 0.9%
Federal Home Loan Mortgage Corp.
Series K018, Class X1 IO, 1.223%, 01/25/2022	378,891	2
Series K022, Class X1 IO, 1.164%, 07/25/2022	10,140,670	40,682
Series K026, Class X1 IO, 0.934%, 11/25/2022	5,017,885	32,193
Series K030, Class X1 IO, 0.146%, 04/25/2023	125,561,805	236,420
Series K038, Class X1 IO, 1.098%, 03/25/2024	7,631,323	163,026
Series K718, Class X1 IO, 0.547%, 01/25/2022	388,839	4
Government National Mortgage Association
Series 2012-114, Class IO, 0.662%, 01/16/2053	1,301,872	27,514

The accompanying notes are an integral part of the financial statements.	94

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Short Term Government Income Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2017-109, Class IO, 0.382%, 04/16/2057	$1,099,909	$31,518
Series 2017-124, Class IO, 0.670%, 01/16/2059	1,038,606	44,805
Series 2017-140, Class IO, 0.525%, 02/16/2059	704,867	30,097
Series 2017-20, Class IO, 0.649%, 12/16/2058	2,645,042	102,285
Series 2017-41, Class IO, 0.617%, 07/16/2058	1,637,398	63,746
Series 2017-46, Class IO, 0.630%, 11/16/2057	1,583,906	69,518
Series 2017-61, Class IO, 0.779%, 05/16/2059	921,458	44,866
Series 2017-74, Class IO, 0.542%, 09/16/2058	1,760,077	60,327
Series 2017-89, Class IO, 0.624%, 07/16/2059	1,723,420	80,603
Series 2018-9, Class IO, 0.497%, 01/16/2060	1,711,936	77,685
Series 2020-118, Class IO, 0.908%, 06/16/2062	1,557,210	119,008
Series 2020-119, Class IO, 0.679%, 08/16/2062	889,444	58,163
Series 2020-120, Class IO, 0.827%, 05/16/2062	2,199,362	164,592
Series 2020-137, Class IO, 0.802%, 09/16/2062	1,561,194	109,130
Series 2020-170, Class IO, 0.877%, 11/16/2062	1,851,438	143,750
Series 2021-40, Class IO, 0.842%, 02/16/2063	527,393	39,822
		1,739,756
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,360,473)		$1,739,756
SHORT-TERM INVESTMENTS – 1.0%
Repurchase agreement – 1.0%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $1,793,000 on 1-3-22, collateralized by $1,847,500 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $1,828,881)	1,793,000	1,793,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,793,000)		$1,793,000
Total Investments (Short Term Government Income Trust) (Cost $181,907,234) – 99.7%		$180,645,730
Other assets and liabilities, net – 0.3%		527,146
TOTAL NET ASSETS – 100.0%		$181,172,876
Security Abbreviations and Legend
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
Strategic Income Opportunities Trust
		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 4.7%
U.S. Government – 4.7%
U.S. Treasury Bonds
2.000%, 02/15/2050		$1,800,000	$1,828,336
2.750%, 11/15/2042		995,000	1,133,989
3.000%, 02/15/2049		5,975,000	7,345,982
4.375%, 02/15/2038		3,135,000	4,319,932
U.S. Treasury Inflation Protected Securities 0.125%, 01/15/2030		505,133	560,611
U.S. Treasury Notes
0.250%, 06/30/2025		100,000	97,152
0.375%, 11/30/2025		900,000	872,824
0.500%, 02/28/2026		1,150,000	1,117,342
2.000%, 11/15/2026		1,390,000	1,437,836
2.375%, 02/29/2024 to 04/30/2026		1,400,000	1,450,208
2.625%, 02/15/2029		935,000	1,010,786
			21,174,998
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $19,167,171)			$21,174,998
FOREIGN GOVERNMENT OBLIGATIONS – 19.6%
Australia – 1.2%
Commonwealth of Australia
0.250%, 11/21/2024	AUD	2,210,000	1,577,347
0.500%, 09/21/2026		775,000	542,647
New South Wales Treasury Corp.
1.000%, 02/08/2024		2,100,000	1,532,417
1.250%, 03/20/2025		1,370,000	997,383
Queensland Treasury Corp. 4.250%, 07/21/2023 (A)		860,000	660,967
			5,310,761
Austria – 0.2%
Republic of Austria 0.500%, 02/20/2029 (A)	EUR	755,000	895,820
Brazil – 0.7%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2025	BRL	16,460,000	2,911,631
Canada – 2.6%
Canada Housing Trust No. 1
1.250%, 06/15/2026 (A)	CAD	1,425,000	1,114,383
1.950%, 12/15/2025 (A)		1,675,000	1,349,839
Government of Canada 1.500%, 09/01/2024		885,000	707,594
Province of Ontario
1.350%, 12/02/2030		6,465,000	4,847,715
2.900%, 06/02/2028		1,185,000	1,001,163
3.450%, 06/02/2045		1,060,000	983,509
Province of Quebec
0.200%, 04/07/2025	EUR	475,000	546,493
1.500%, 12/15/2023	GBP	497,000	679,824
3.000%, 09/01/2023	CAD	650,000	530,462
			11,760,982
China – 1.2%
People's Republic of China
1.990%, 04/09/2025	CNY	12,420,000	1,915,120
2.690%, 08/12/2026		4,220,000	664,927
2.880%, 11/05/2023		14,670,000	2,322,387
3.020%, 05/27/2031		2,810,000	447,954
			5,350,388
Colombia – 1.0%
Republic of Colombia
3.250%, 04/22/2032		$955,000	858,306
4.500%, 03/15/2029		235,000	240,290

The accompanying notes are an integral part of the financial statements.	95

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Colombia (continued)
Republic of Colombia (continued)
5.625%, 02/26/2044		$235,000	$227,508
6.250%, 11/26/2025	COP	3,780,000,000	894,011
7.500%, 08/26/2026		3,905,000,000	953,492
10.000%, 07/24/2024		4,909,200,000	1,293,190
			4,466,797
Greece – 0.7%
Republic of Greece
1.500%, 06/18/2030 (A)	EUR	1,020,000	1,182,385
2.000%, 04/22/2027 (A)		779,000	944,971
4.200%, 01/30/2042		685,000	1,181,340
			3,308,696
India – 0.3%
Republic of India
6.100%, 07/12/2031	INR	33,840,000	443,654
6.450%, 10/07/2029		33,000,000	443,497
7.270%, 04/08/2026		15,300,000	216,622
			1,103,773
Indonesia – 2.9%
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/2027 (A)		$940,000	1,040,392
Republic of Indonesia
1.100%, 03/12/2033	EUR	261,000	286,226
2.150%, 07/18/2024 (A)		740,000	880,459
2.625%, 06/14/2023 (A)		850,000	1,001,783
3.050%, 03/12/2051		$545,000	537,239
3.850%, 10/15/2030		405,000	455,262
6.500%, 06/15/2025	IDR	27,798,000,000	2,053,776
6.625%, 05/15/2033		6,431,000,000	454,559
7.000%, 09/15/2030		23,300,000,000	1,693,654
7.500%, 08/15/2032 to 05/15/2038		11,864,000,000	870,873
8.125%, 05/15/2024		3,514,000,000	268,351
8.250%, 05/15/2029		4,891,000,000	382,619
8.375%, 09/15/2026		12,897,000,000	1,020,664
8.750%, 05/15/2031		17,423,000,000	1,408,093
9.000%, 03/15/2029		6,709,000,000	544,580
			12,898,530
Ireland – 0.3%
Republic of Ireland 3.400%, 03/18/2024	EUR	1,047,000	1,296,769
Italy – 0.6%
Republic of Italy
1.250%, 02/17/2026		$742,000	722,534
1.850%, 07/01/2025 (A)	EUR	1,710,000	2,057,464
			2,779,998
Japan – 0.9%
Government of Japan 0.100%, 06/20/2025	JPY	447,900,000	3,920,847
Malaysia – 1.1%
Government of Malaysia
3.733%, 06/15/2028	MYR	1,930,000	471,661
3.828%, 07/05/2034		1,965,000	469,263
3.844%, 04/15/2033		4,313,000	1,039,409
3.882%, 03/14/2025		2,835,000	699,645
3.899%, 11/16/2027		3,370,000	834,767
3.900%, 11/30/2026		1,805,000	447,591
4.059%, 09/30/2024		3,895,000	963,721
			4,926,057
Mexico – 1.3%
Government of Mexico
5.750%, 03/05/2026	MXN	24,110,000	1,109,928
6.750%, 03/09/2023		21,840,000	1,067,377
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
7.500%, 06/03/2027	MXN	44,140,000	$2,161,417
7.750%, 05/29/2031		32,570,000	1,607,925
			5,946,647
New Zealand – 0.5%
Government of New Zealand
0.500%, 05/15/2024	NZD	3,080,000	2,038,639
5.500%, 04/15/2023		460,000	330,711
			2,369,350
Norway – 0.8%
Kingdom of Norway
1.500%, 02/19/2026 (A)	NOK	7,640,000	863,434
2.000%, 05/24/2023 (A)		22,735,000	2,620,919
			3,484,353
Philippines – 0.6%
Republic of the Philippines
0.875%, 05/17/2027	EUR	1,465,000	1,689,712
6.250%, 01/14/2036	PHP	43,000,000	937,041
			2,626,753
Portugal – 0.6%
Republic of Portugal
0.475%, 10/18/2030 (A)	EUR	1,905,000	2,200,165
0.700%, 10/15/2027 (A)		435,000	515,657
			2,715,822
Qatar – 0.3%
State of Qatar
4.000%, 03/14/2029 (A)		$475,000	535,126
4.817%, 03/14/2049 (A)		710,000	930,554
			1,465,680
Singapore – 0.4%
Republic of Singapore
1.750%, 04/01/2022	SGD	1,485,000	1,105,264
2.375%, 06/01/2025		650,000	502,050
			1,607,314
Spain – 0.5%
Kingdom of Spain
0.250%, 07/30/2024 (A)	EUR	875,000	1,014,142
0.800%, 07/30/2027 (A)		865,000	1,026,025
			2,040,167
Sweden – 0.2%
Kingdom of Sweden 0.125%, 04/24/2023 (A)		955,000	1,096,083
United Arab Emirates – 0.5%
Government of Abu Dhabi
1.700%, 03/02/2031 (A)		$925,000	899,100
3.125%, 04/16/2030 (A)		730,000	790,408
3.875%, 04/16/2050 (A)		475,000	553,274
			2,242,782
United Kingdom – 0.2%
Government of United Kingdom 0.500%, 07/22/2022	GBP	800,000	1,085,192
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $90,358,213)			$87,611,192
CORPORATE BONDS – 53.0%
Communication services – 6.7%
ANGI Group LLC 3.875%, 08/15/2028 (A)		$660,000	645,150
CCO Holdings LLC
4.250%, 02/01/2031 (A)		165,000	166,449
4.500%, 08/15/2030 to 06/01/2033 (A)		1,245,000	1,272,362

The accompanying notes are an integral part of the financial statements.	96

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
CCO Holdings LLC (continued)
4.750%, 03/01/2030 (A)		$1,030,000	$1,071,200
5.125%, 05/01/2027 (A)		1,245,000	1,282,350
Cellnex Telecom SA 1.875%, 06/26/2029	EUR	500,000	563,568
Charter Communications Operating LLC
2.800%, 04/01/2031		$230,000	227,583
5.125%, 07/01/2049		1,395,000	1,618,158
5.750%, 04/01/2048		790,000	985,176
GCI LLC 4.750%, 10/15/2028 (A)		164,000	168,305
IHS Holding, Ltd. 6.250%, 11/29/2028 (A)		370,000	374,625
Kenbourne Invest SA 4.700%, 01/22/2028 (A)		450,000	440,505
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)		785,000	788,925
6.750%, 10/15/2027 (A)		1,256,000	1,318,800
Lions Gate Capital Holdings LLC 5.500%, 04/15/2029 (A)		985,000	1,002,238
Match Group Holdings II LLC 4.125%, 08/01/2030 (A)		705,000	712,050
Millicom International Cellular SA 4.500%, 04/27/2031 (A)		530,000	533,980
Netflix, Inc.
4.375%, 11/15/2026		255,000	282,413
4.875%, 04/15/2028		285,000	324,900
5.375%, 11/15/2029 (A)		1,110,000	1,318,125
News Corp. 3.875%, 05/15/2029 (A)		1,685,000	1,701,850
Rogers Communications, Inc. (5.000% to 12-17-26, then 5 Year Canada Government Bond Yield + 3.575%) 12/17/2081	CAD	515,000	412,607
Sirius XM Radio, Inc. 4.125%, 07/01/2030 (A)		$100,000	100,000
Sprint Capital Corp. 8.750%, 03/15/2032		975,000	1,462,500
Sprint Corp. 7.125%, 06/15/2024		165,000	185,238
T-Mobile USA, Inc.
2.625%, 04/15/2026 to 02/15/2029		670,000	664,650
2.875%, 02/15/2031		400,000	395,040
3.375%, 04/15/2029		470,000	478,902
3.500%, 04/15/2031		335,000	348,527
3.500%, 04/15/2031 (A)		450,000	468,171
4.750%, 02/01/2028		165,000	173,663
Total Play Telecomunicaciones SA de CV 7.500%, 11/12/2025 (A)		895,000	915,138
Virgin Media Finance PLC 5.000%, 07/15/2030 (A)		720,000	716,400
Virgin Media Secured Finance PLC
4.500%, 08/15/2030 (A)		670,000	674,228
5.500%, 05/15/2029 (A)		1,161,000	1,225,888
Vmed O2 UK Financing I PLC
3.250%, 01/31/2031 (A)	EUR	735,000	828,802
4.250%, 01/31/2031 (A)		$1,225,000	1,200,500
VTR Comunicaciones SpA
4.375%, 04/15/2029 (A)		315,000	311,850
5.125%, 01/15/2028 (A)		415,000	423,300
VTR Finance NV 6.375%, 07/15/2028 (A)		510,000	530,400
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
WMG Acquisition Corp. 3.000%, 02/15/2031 (A)		$1,910,000	$1,828,825
			30,143,341
Consumer discretionary – 5.0%
BMW Finance NV 1.000%, 11/14/2024	EUR	410,000	481,079
Carnival Corp. 5.750%, 03/01/2027 (A)		$1,165,000	1,165,000
Ford Motor Company 3.250%, 02/12/2032		580,000	593,920
Ford Motor Credit Company LLC
2.748%, 06/14/2024	GBP	316,000	430,251
2.900%, 02/16/2028		$360,000	360,900
2.979%, 08/03/2022		415,000	417,104
3.087%, 01/09/2023		280,000	284,733
3.350%, 11/01/2022		485,000	491,063
3.370%, 11/17/2023		580,000	598,195
3.625%, 06/17/2031		1,220,000	1,284,276
4.000%, 11/13/2030		255,000	274,329
4.125%, 08/17/2027		205,000	221,273
4.250%, 09/20/2022		200,000	203,600
4.542%, 08/01/2026		445,000	483,381
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (A)		485,000	482,449
4.875%, 01/15/2030		290,000	309,938
Hyatt Hotels Corp. 5.750%, 04/23/2030		744,000	887,485
MercadoLibre, Inc.
2.375%, 01/14/2026		565,000	549,468
3.125%, 01/14/2031		450,000	425,255
MGM Resorts International 4.750%, 10/15/2028		105,000	108,150
New Red Finance, Inc.
3.500%, 02/15/2029 (A)		743,000	735,347
3.875%, 01/15/2028 (A)		970,000	982,377
4.000%, 10/15/2030 (A)		2,124,000	2,086,830
Newell Brands, Inc. 4.700%, 04/01/2026		160,000	174,441
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)		690,000	668,331
5.500%, 04/01/2028 (A)		1,235,000	1,249,277
Travel + Leisure Company
4.500%, 12/01/2029 (A)		427,000	430,623
6.625%, 07/31/2026 (A)		714,000	791,712
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028 (A)		660,000	679,800
Yum! Brands, Inc.
3.625%, 03/15/2031		1,795,000	1,788,269
4.625%, 01/31/2032		875,000	929,793
4.750%, 01/15/2030 (A)		1,773,000	1,919,273
			22,487,922
Consumer staples – 3.4%
Becle SAB de CV 2.500%, 10/14/2031 (A)		795,000	782,232
BRF SA 4.875%, 01/24/2030 (A)		400,000	405,104
JBS Finance Luxembourg Sarl 3.625%, 01/15/2032 (A)		1,070,000	1,074,023
Kraft Heinz Foods Company
3.000%, 06/01/2026		662,000	692,421
3.875%, 05/15/2027		370,000	399,652
4.250%, 03/01/2031		1,525,000	1,734,108
4.375%, 06/01/2046		280,000	327,880
4.625%, 10/01/2039		1,090,000	1,280,186

The accompanying notes are an integral part of the financial statements.	97

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Kraft Heinz Foods Company (continued)
6.875%, 01/26/2039		$1,220,000	$1,793,072
7.125%, 08/01/2039 (A)		165,000	251,092
MARB BondCo PLC 3.950%, 01/29/2031 (A)		805,000	768,783
Natura Cosmeticos SA 4.125%, 05/03/2028 (A)(B)		830,000	814,438
NBM US Holdings, Inc. 7.000%, 05/14/2026 (A)		205,000	214,996
Oriflame Investment Holding PLC 5.125%, 05/04/2026 (A)		470,000	432,870
Post Holdings, Inc.
4.500%, 09/15/2031 (A)		1,450,000	1,439,125
5.500%, 12/15/2029 (A)		285,000	299,430
5.625%, 01/15/2028 (A)		1,255,000	1,329,974
5.750%, 03/01/2027 (A)		1,330,000	1,373,225
			15,412,611
Energy – 6.7%
Aker BP ASA 3.750%, 01/15/2030 (A)		750,000	794,167
Cenovus Energy, Inc.
3.500%, 02/07/2028	CAD	510,000	421,031
5.250%, 06/15/2037		$194,000	229,220
5.400%, 06/15/2047		777,000	967,313
6.750%, 11/15/2039		1,806,000	2,450,396
Cheniere Energy Partners LP
4.000%, 03/01/2031		1,252,000	1,313,285
4.500%, 10/01/2029		390,000	413,400
Continental Resources, Inc.
2.875%, 04/01/2032 (A)		1,206,000	1,179,776
5.750%, 01/15/2031 (A)		1,490,000	1,754,654
Ecopetrol SA
4.625%, 11/02/2031		435,000	422,907
5.375%, 06/26/2026		230,000	242,365
5.875%, 05/28/2045 (B)		235,000	224,721
6.875%, 04/29/2030		470,000	524,642
Enbridge, Inc. 3.125%, 11/15/2029		990,000	1,036,728
EQM Midstream Partners LP 4.750%, 01/15/2031 (A)		620,000	655,650
EQT Corp.
3.125%, 05/15/2026 (A)		190,000	195,041
3.625%, 05/15/2031 (A)(B)		2,235,000	2,318,813
3.900%, 10/01/2027		325,000	348,569
Inversiones Latin America Power Ltda 5.125%, 06/15/2033 (A)		575,000	551,494
Kinder Morgan, Inc. 2.000%, 02/15/2031		290,000	275,964
MC Brazil Downstream Trading SARL 7.250%, 06/30/2031 (A)		955,000	950,703
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/2026 (A)		625,000	646,875
Occidental Petroleum Corp.
3.200%, 08/15/2026		154,000	158,700
3.400%, 04/15/2026		238,000	244,112
6.125%, 01/01/2031		775,000	941,625
6.625%, 09/01/2030		1,160,000	1,435,500
7.500%, 05/01/2031		335,000	440,734
Ovintiv, Inc. 6.500%, 08/15/2034 to 02/01/2038		1,270,000	1,639,866
Pertamina Persero PT
3.100%, 01/21/2030 (A)		255,000	259,910
3.650%, 07/30/2029 (A)		295,000	313,080
Petrobras Global Finance BV 6.900%, 03/19/2049		1,110,000	1,182,150
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Petrorio Luxembourg Sarl 6.125%, 06/09/2026 (A)		$505,000	$506,616
Qatar Energy
2.250%, 07/12/2031 (A)		380,000	376,416
3.300%, 07/12/2051 (A)		295,000	303,664
Saudi Arabian Oil Company
2.250%, 11/24/2030 (A)		400,000	388,980
3.500%, 04/16/2029 (A)		625,000	667,969
4.250%, 04/16/2039 (A)		340,000	383,233
4.375%, 04/16/2049 (A)		475,000	549,884
Southwestern Energy Company 6.450%, 01/23/2025		17,000	18,683
The Williams Companies, Inc. 3.500%, 11/15/2030		80,000	85,033
TransCanada PipeLines, Ltd. 4.100%, 04/15/2030		1,060,000	1,182,411
Transcontinental Gas Pipe Line Company LLC 3.250%, 05/15/2030		80,000	84,321
Western Midstream Operating LP 5.300%, 02/01/2030		975,000	1,071,564
			30,152,165
Financials – 11.3%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%) 05/15/2058		1,700,000	2,494,750
Banco Actinver SA
4.800%, 12/18/2032 (A)		215,000	152,650
9.500%, 12/18/2032 (A)	MXN	12,100,000	400,073
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) 11/12/2026 (C)		$800,000	799,432
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) 03/15/2028 (C)		505,000	494,648
Berkshire Hathaway Finance Corp. 2.375%, 06/19/2039	GBP	610,000	859,108
Berkshire Hathaway, Inc., Zero Coupon 0.000%, 03/12/2025	EUR	975,000	1,107,424
BNG Bank NV 0.250%, 06/07/2024		395,000	455,926
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) 02/25/2030 (A)(C)		$820,000	820,861
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) 02/25/2031 (A)(B)(C)		1,421,000	1,425,263
Capital One Financial Corp. 0.800%, 06/12/2024	EUR	155,000	179,511
Chubb INA Holdings, Inc. 0.300%, 12/15/2024		875,000	1,001,762
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) 0.000%, 03/21/2023 (D)		920,000	1,052,690
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) 09/23/2024 (A)(C)		$205,000	223,706
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) 01/23/2024 (A)(C)		825,000	902,344
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) 01/24/2030 (A)(B)(C)		420,000	420,525

The accompanying notes are an integral part of the financial statements.	98

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(C)		$855,000	$921,519
DB Insurance Company, Ltd.
3.512%, 05/25/2024	KRW	1,000,000,000	856,613
3.865%, 05/25/2027		1,000,000,000	875,817
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) 10/30/2025 (C)		$800,000	831,000
European Financial Stability Facility 1.875%, 05/23/2023	EUR	380,000	447,277
European Investment Bank
1.500%, 05/12/2022	NOK	9,790,000	1,113,900
1.750%, 03/13/2025		1,470,000	167,464
European Investment Bank (SONIA + 0.350%) 0.399%, 06/29/2023 (D)	GBP	550,000	747,604
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) 05/16/2031 (C)		$790,000	744,575
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) 11/16/2026 (C)		1,037,000	1,116,071
International Bank for Reconstruction & Development
1.900%, 01/16/2025	CAD	1,390,000	1,115,835
2.875%, 11/30/2026	NZD	715,000	492,773
3.375%, 01/25/2022		1,327,000	910,109
International Finance Corp. 0.375%, 09/10/2025		1,240,000	782,588
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)		$740,000	746,419
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) 09/17/2025 (A)(C)		800,000	896,000
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) 09/27/2025 (C)		640,000	723,337
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.875%, 01/15/2028 (A)		630,000	587,481
MSCI, Inc.
3.250%, 08/15/2033 (A)		390,000	394,388
3.625%, 09/01/2030 to 11/01/2031 (A)		2,374,000	2,440,075
3.875%, 02/15/2031 (A)		765,000	796,556
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) 06/28/2031 (C)		410,000	401,800
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) 12/29/2025 (C)		840,000	919,229
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) 0.820%, 06/21/2023 (D)	NOK	7,000,000	797,615
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) 0.840%, 06/19/2024 (D)		12,000,000	1,369,387
Nordic Investment Bank
1.500%, 01/24/2022		1,000,000	113,470
1.875%, 04/10/2024		3,920,000	448,106
Popular, Inc. 6.125%, 09/14/2023		$1,625,000	1,729,488
QNB Finance, Ltd.
3.500%, 03/28/2024		330,000	345,642
4.350%, 01/29/2022	CNY	1,860,000	292,100
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) 02/24/2027 (C)	CAD	615,000	$484,323
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) 05/12/2026 (A)(C)		$880,000	867,645
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) 04/06/2028 (A)(C)		410,000	449,975
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) 09/29/2025 (A)(C)		660,000	762,901
Swiss Insured Brazil Power Finance Sarl 9.850%, 07/16/2032 (A)	BRL	8,507,972	1,458,728
The Goldman Sachs Group, Inc.
1.375%, 05/15/2024	EUR	983,000	1,141,880
2.000%, 11/01/2028		208,000	256,934
3.375%, 03/27/2025		187,000	234,516
U.S. Bancorp 0.850%, 06/07/2024		2,560,000	2,975,781
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) 01/15/2027 (C)		$1,277,000	1,276,745
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) 06/02/2026 (A)(C)		550,000	541,998
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) 02/10/2031 (A)(B)(C)		625,000	617,375
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) 07/29/2026 (C)		466,000	495,125
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)		210,000	228,802
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) 06/03/2024 (C)		400,000	438,000
Wells Fargo & Company
3.250%, 04/27/2022	AUD	1,120,000	822,295
3.750%, 01/24/2024		$625,000	656,224
			50,624,158
Health care – 4.3%
Allergan Funding SCS
1.250%, 06/01/2024	EUR	520,000	595,158
2.625%, 11/15/2028		300,000	367,864
Becton Dickinson Euro Finance Sarl 1.208%, 06/04/2026		745,000	876,612
Centene Corp.
2.500%, 03/01/2031		$905,000	881,031
3.000%, 10/15/2030		1,795,000	1,824,635
3.375%, 02/15/2030		1,765,000	1,797,458
4.625%, 12/15/2029		260,000	280,400
DH Europe Finance II Sarl 0.450%, 03/18/2028	EUR	1,630,000	1,853,298
HCA, Inc.
3.500%, 09/01/2030		$2,543,000	2,687,633
4.125%, 06/15/2029		1,175,000	1,292,942
5.375%, 02/01/2025		1,490,000	1,637,510
Jazz Securities DAC 4.375%, 01/15/2029 (A)		210,000	217,442
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)		1,185,000	1,180,817
5.250%, 10/01/2029 (A)(B)		1,310,000	1,327,868

The accompanying notes are an integral part of the financial statements.	99

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Rede D'or Finance Sarl
4.500%, 01/22/2030 (A)		$367,000	$357,186
4.950%, 01/17/2028 (A)		310,000	315,196
Thermo Fisher Scientific, Inc.
0.500%, 03/01/2028	EUR	650,000	741,267
0.750%, 09/12/2024		282,000	327,199
1.400%, 01/23/2026		468,000	557,064
			19,118,580
Industrials – 4.9%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (A)		$370,000	383,918
AECOM 5.125%, 03/15/2027		835,000	909,603
Airbus SE 1.625%, 06/09/2030	EUR	255,000	310,967
American Airlines Group, Inc. 5.000%, 06/01/2022 (A)		$810,000	811,669
American Airlines, Inc.
5.500%, 04/20/2026 (A)		970,000	1,008,679
5.750%, 04/20/2029 (A)		790,000	844,289
CoStar Group, Inc. 2.800%, 07/15/2030 (A)		555,000	555,131
DAE Funding LLC 3.375%, 03/20/2028 (A)		640,000	646,400
Delta Air Lines 2020-1 Class A Pass Through Trust 2.500%, 06/10/2028		466,809	464,790
Delta Air Lines, Inc.
2.900%, 10/28/2024		540,000	550,603
4.500%, 10/20/2025 (A)		320,000	336,324
4.750%, 10/20/2028 (A)		3,417,000	3,731,300
7.375%, 01/15/2026		165,000	194,254
Hidrovias International Finance SARL 4.950%, 02/08/2031 (A)		350,000	319,641
Indian Railway Finance Corp., Ltd. 3.249%, 02/13/2030 (A)		645,000	654,045
Johnson Controls International PLC 0.375%, 09/15/2027	EUR	240,000	270,381
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		$840,000	896,700
Movida Europe SA 5.250%, 02/08/2031 (A)		235,000	216,790
Prime Security Services Borrower LLC 3.375%, 08/31/2027 (A)		105,000	101,366
Simpar Europe SA 5.200%, 01/26/2031 (A)		315,000	293,741
Simpar Finance Sarl 10.750%, 02/12/2028 (A)	BRL	3,000,000	451,876
The Boeing Company
5.040%, 05/01/2027		$1,035,000	1,165,404
5.150%, 05/01/2030		2,625,000	3,058,390
United Airlines 2020-1 Class A Pass Through Trust 5.875%, 10/15/2027		1,129,125	1,233,415
United Rentals North America, Inc.
3.875%, 02/15/2031		1,120,000	1,136,800
4.000%, 07/15/2030		660,000	678,150
4.875%, 01/15/2028		530,000	556,964
			21,781,590
Information technology – 1.6%
Apple, Inc. 0.875%, 05/24/2025	EUR	865,000	1,014,080
Atento Luxco 1 SA 8.000%, 02/10/2026 (A)		$486,000	517,901
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Block, Inc. 3.500%, 06/01/2031 (A)		$315,000	$322,875
CDW LLC 4.250%, 04/01/2028		165,000	170,363
Dell International LLC 8.350%, 07/15/2046		541,000	899,417
Fidelity National Information Services, Inc.
1.000%, 12/03/2028	EUR	425,000	491,637
1.500%, 05/21/2027		820,000	974,650
Fiserv, Inc. 1.125%, 07/01/2027		290,000	340,840
Gartner, Inc. 3.750%, 10/01/2030 (A)		$475,000	485,640
SK Hynix, Inc. 1.500%, 01/19/2026 (A)		485,000	474,374
Twilio, Inc.
3.625%, 03/15/2029		465,000	469,106
3.875%, 03/15/2031		620,000	626,014
Ziff Davis, Inc. 4.625%, 10/15/2030 (A)		296,000	303,589
			7,090,486
Materials – 5.7%
ArcelorMittal SA
4.550%, 03/11/2026		100,000	109,460
6.750%, 03/01/2041		485,000	654,799
7.250%, 10/15/2039		125,000	172,210
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (A)		960,000	949,224
4.000%, 09/01/2029 (A)		834,000	826,286
Ball Corp.
2.875%, 08/15/2030		520,000	504,400
4.875%, 03/15/2026		1,035,000	1,140,053
5.250%, 07/01/2025		1,375,000	1,515,938
Berry Global, Inc. 5.625%, 07/15/2027 (A)		590,000	617,288
Braskem Idesa SAPI 6.990%, 02/20/2032 (A)		480,000	481,805
Braskem Netherlands Finance BV
4.500%, 01/10/2028 (A)		570,000	604,200
5.875%, 01/31/2050 (A)		585,000	674,213
Cemex SAB de CV 3.875%, 07/11/2031 (A)		770,000	767,174
Cleveland-Cliffs, Inc.
4.625%, 03/01/2029 (A)		1,475,000	1,504,500
4.875%, 03/01/2031 (A)(B)		790,000	820,711
Crown Americas LLC 4.250%, 09/30/2026		100,000	106,750
Crown Cork & Seal Company, Inc. 7.375%, 12/15/2026		936,000	1,129,050
Ecolab, Inc. 1.000%, 01/15/2024	EUR	330,000	383,012
FMG Resources August 2006 Proprietary, Ltd. 4.375%, 04/01/2031 (A)		$4,700,000	4,935,000
Freeport-McMoRan, Inc.
4.125%, 03/01/2028		140,000	145,250
4.625%, 08/01/2030		985,000	1,056,413
5.450%, 03/15/2043		1,905,000	2,394,756
FS Luxembourg Sarl 10.000%, 12/15/2025 (A)		870,000	953,746
Indonesia Asahan Aluminium Persero PT 4.750%, 05/15/2025 (A)		1,090,000	1,159,041

The accompanying notes are an integral part of the financial statements.	100

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
SCIH Salt Holdings, Inc. 4.875%, 05/01/2028 (A)		$945,000	$907,200
St. Mary's Cement, Inc. 5.750%, 01/28/2027 (A)		830,000	931,717
Standard Industries, Inc. 3.375%, 01/15/2031 (A)		255,000	245,639
			25,689,835
Real estate – 1.3%
American Tower Corp.
0.500%, 01/15/2028	EUR	270,000	301,553
1.950%, 05/22/2026		305,000	367,777
Crown Castle International Corp. 2.250%, 01/15/2031		$215,000	209,464
Host Hotels & Resorts LP
3.375%, 12/15/2029		240,000	244,614
3.500%, 09/15/2030		240,000	246,370
SBA Communications Corp.
3.125%, 02/01/2029 (A)		955,000	916,800
3.875%, 02/15/2027		1,900,000	1,957,000
VICI Properties LP
4.125%, 08/15/2030 (A)		895,000	946,463
4.625%, 12/01/2029 (A)		385,000	409,727
			5,599,768
Utilities – 2.1%
Adani Green Energy UP, Ltd. 6.250%, 12/10/2024 (A)		460,000	499,100
Adani Green Energy, Ltd. 4.375%, 09/08/2024 (A)		305,000	309,026
Chile Electricity PEC SpA 3.389%, 01/25/2028 (A)(E)		285,000	232,133
DPL, Inc. 4.125%, 07/01/2025		1,330,000	1,390,369
E.ON SE 0.375%, 09/29/2027	EUR	315,000	360,524
EDP Finance BV 0.375%, 09/16/2026		130,000	148,272
Engie SA 0.375%, 06/21/2027		300,000	341,825
FirstEnergy Corp.
4.400%, 07/15/2027		$890,000	958,562
7.375%, 11/15/2031		1,355,000	1,828,437
Greenko Dutch BV 3.850%, 03/29/2026 (A)		605,775	611,106
Greenko Solar Mauritius, Ltd. 5.550%, 01/29/2025 (A)		430,000	438,389
Israel Electric Corp., Ltd. 6.875%, 06/21/2023 (A)		390,000	422,135
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.125%, 05/15/2027 (A)		1,440,000	1,536,538
The AES Corp. 3.950%, 07/15/2030 (A)		160,000	170,464
			9,246,880
TOTAL CORPORATE BONDS (Cost $232,932,403)			$237,347,336
CONVERTIBLE BONDS – 2.4%
Communication services – 0.9%
Cellnex Telecom SA 0.750%, 11/20/2031	EUR	600,000	671,656
DISH Network Corp. 3.375%, 08/15/2026		$430,000	407,018
Liberty Broadband Corp.
1.250%, 09/30/2050 (A)		1,205,000	1,188,130
Strategic Income Opportunities Trust (continued)
		Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Communication services (continued)
Liberty Broadband Corp. (continued)
2.750%, 09/30/2050 (A)		$815,000	$825,583
Liberty Media Corp. 0.500%, 12/01/2050 (A)		500,000	717,500
			3,809,887
Consumer discretionary – 0.2%
Burlington Stores, Inc. 2.250%, 04/15/2025		705,000	1,047,366
Energy – 0.2%
BP Capital Markets PLC 1.000%, 04/28/2023	GBP	800,000	1,102,705
Industrials – 1.1%
Air Canada 4.000%, 07/01/2025		$500,000	659,400
American Airlines Group, Inc. 6.500%, 07/01/2025		1,395,000	1,926,495
Southwest Airlines Company 1.250%, 05/01/2025		915,000	1,219,695
Uber Technologies, Inc. 0.466%, 12/15/2025 (E)		945,000	927,518
			4,733,108
TOTAL CONVERTIBLE BONDS (Cost $10,366,681)			$10,693,066
CAPITAL PREFERRED SECURITIES – 0.1%
Financials – 0.1%
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) 3.500%, 01/31/2022 (C)(D)		624,000	600,933
TOTAL CAPITAL PREFERRED SECURITIES (Cost $560,045)			$600,933
TERM LOANS (F) – 8.0%
Communication services – 0.9%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		701,125	700,466
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%) 6.250%, 09/01/2027		490,000	490,407
SBA Senior Finance II LLC, 2018 Term Loan B 04/11/2025 TBD (G)		1,186,851	1,172,763
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 4.000%, 03/15/2026		791,025	791,769
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%) 2.229%, 01/20/2028		915,000	910,883
			4,066,288
Consumer discretionary – 2.4%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%) 4.005%, 07/10/2028		365,000	363,985
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%) 1.851%, 03/11/2025		1,020,000	1,006,291
Bally's Corp., 2021 Term Loan B (6 month LIBOR + 3.250%) 3.750%, 10/02/2028		505,000	504,788

The accompanying notes are an integral part of the financial statements.	101

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Consumer discretionary (continued)
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (3 month LIBOR + 2.000%) 2.110%, 06/24/2028	$910,425	$904,352
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%) 4.000%, 10/18/2028	470,000	465,300
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%) 3.750%, 06/30/2025	1,208,112	1,196,031
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/02/2028	418,950	419,264
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%) 1.852%, 06/22/2026	800,000	792,744
KFC Holding Company, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 03/15/2028	1,353,544	1,348,752
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%) 1.854%, 08/29/2025	780,000	765,866
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%) 1.854%, 11/19/2026	1,591,820	1,567,943
RH, Term Loan B (3 month LIBOR + 2.500%) 3.000%, 10/20/2028	748,125	745,881
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%) 3.750%, 08/03/2028	791,000	787,401
		10,868,598
Energy – 0.5%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month LIBOR + 2.000%) 2.104%, 08/04/2028	1,570,000	1,559,340
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%) 3.000%, 06/22/2027	495,000	495,312
		2,054,652
Financials – 0.2%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%) 5.354%, 01/20/2029	650,000	646,887
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.354%, 07/31/2027	482,569	479,191
		1,126,078
Health care – 1.7%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%) 2.750%, 11/08/2027	1,950,113	1,947,675
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%) 2.750%, 07/03/2028	971,351	970,943
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/05/2028	1,228,825	1,232,745
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	1,225,000	1,224,461
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%) 3.500%, 06/02/2028	1,264,006	1,264,271
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Health care (continued)
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%) 5.250%, 07/06/2028	$686,118	$681,829
PRA Health Sciences, Inc., US Term Loan (3 month LIBOR + 2.250%) 2.750%, 07/03/2028	242,017	241,915
		7,563,839
Industrials – 1.8%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%) 1.852%, 04/13/2028	1,317,698	1,317,698
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.250%, 08/11/2028	1,080,000	1,075,561
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%) 3.000%, 06/07/2028	528,377	527,056
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%) 2.104%, 10/08/2028	470,000	469,121
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%) 2.351%, 07/28/2028	339,150	338,726
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%) 2.125%, 07/19/2028	825,000	823,796
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%) 2.140%, 11/05/2028	460,000	459,425
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%) 3.750%, 06/30/2028	694,212	694,212
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%) 3.750%, 06/30/2028	131,710	131,710
Trans Union LLC, 2021 Term Loan B6 12/01/2028 TBD (G)	535,000	533,261
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,565,153	1,567,281
Worldwide Express, Inc., 2021 First Lien Term Loan (6 month LIBOR + 4.250%) 5.000%, 07/26/2028	320,000	320,666
		8,258,513
Information technology – 0.2%
Cornerstone OnDemand, Inc., 2021 Term Loan (3 month LIBOR + 3.750%) 4.250%, 10/16/2028	345,000	343,644
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	151,101	149,023
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%) 4.000%, 12/17/2027	240,870	237,558
		730,225
Materials – 0.3%
Pretium PKG Holdings, Inc., 2021 First Lien Term Loan (6 month LIBOR + 4.000%) 4.500%, 10/02/2028	415,000	413,809
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%) 4.750%, 03/16/2027	893,846	884,166

The accompanying notes are an integral part of the financial statements.	102

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
TERM LOANS (F) (continued)
Materials (continued)
Standard Industries, Inc., 2021 Term Loan B (3 month LIBOR + 2.500%) 3.000%, 09/22/2028	$86,434	$86,470
		1,384,445
TOTAL TERM LOANS (Cost $36,113,565)		$36,052,638
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Commercial and residential – 0.6%
Arroyo Mortgage Trust Series 2019-1, Class A1 3.805%, 01/25/2049 (A)(H)	468,874	470,389
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%), 1.010%, 10/15/2036 (A)(D)	1,426,546	1,426,940
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 0.790%, 09/15/2036 (A)(D)	535,000	533,175
CSMC Trust Series 2019-NQM1, Class A1 2.656%, 10/25/2059 (A)	177,883	179,214
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO, 0.350%, 05/19/2047 (A)	3,822,038	39,888
Series 2007-4, Class ES IO, 0.350%, 07/19/2047	4,085,915	54,443
Series 2007-6, Class ES IO, 0.343%, 08/19/2037 (A)	4,052,877	57,431
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 5.382%, 11/25/2034 (H)	91,197	97,555
		2,859,035
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,692,529)		$2,859,035
ASSET BACKED SECURITIES – 1.0%
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) 0.332%, 07/25/2036 (A)(D)	19,482	19,479
DB Master Finance LLC Series 2019-1A, Class A2II 4.021%, 05/20/2049 (A)	474,088	490,717
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II 4.474%, 10/25/2045 (A)	859,750	882,819
FirstKey Homes Trust Series 2020-SFR2, Class A 1.266%, 10/19/2037 (A)	284,189	277,040
Home Partners of America Trust Series 2019-1, Class B 3.157%, 09/17/2039 (A)	375,830	385,571
Jack in the Box Funding LLC Series 2019-1A, Class A2II 4.476%, 08/25/2049 (A)	590,538	612,967
MVW Owner Trust Series 2018-1A, Class A 3.450%, 01/21/2036 (A)	196,369	201,894
Taco Bell Funding LLC Series 2016-1A, Class A23 4.970%, 05/25/2046 (A)	1,489,800	1,554,387
TOTAL ASSET BACKED SECURITIES (Cost $4,289,245)		$4,424,874
Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
COMMON STOCKS – 3.3%
Communication services – 0.0%
Vertis Holdings, Inc. (I)(J)	8,371	$0
Consumer discretionary – 0.3%
General Motors Company (J)	24,981	1,464,636
Financials – 1.3%
CIT Group, Inc.	17,920	920,013
Credit Agricole SA	66,195	943,762
Credit Suisse Group AG, ADR (B)	63,906	616,054
Societe Generale SA	30,080	1,033,811
Synovus Financial Corp.	19,905	952,852
U.S. Bancorp	26,223	1,472,946
		5,939,438
Industrials – 0.7%
Delta Air Lines, Inc. (J)	24,829	970,317
The Boeing Company (J)	10,242	2,061,893
		3,032,210
Real estate – 0.3%
Americold Realty Trust	36,756	1,205,229
Utilities – 0.7%
Algonquin Power & Utilities Corp.	25,100	1,185,724
Dominion Energy, Inc.	18,000	1,811,520
		2,997,244
TOTAL COMMON STOCKS (Cost $15,383,630)		$14,638,757
PREFERRED SECURITIES – 3.9%
Communication services – 0.2%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	1,080	1,126,127
Financials – 0.7%
Stifel Financial Corp., 4.500%	32,750	845,278
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	804	771,840
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	22,825	580,896
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	27,605	739,538
		2,937,552
Health care – 0.4%
Becton, Dickinson and Company, 6.000%	10,850	572,338
Danaher Corp., 4.750%	570	1,250,580
		1,822,918
Industrials – 0.3%
Stanley Black & Decker, Inc., 5.250% (B)	10,400	1,135,576
Information technology – 0.4%
Broadcom, Inc., 8.000%	840	1,743,328
Sabre Corp., 6.500%	2,400	275,448
		2,018,776
Utilities – 1.9%
American Electric Power Company, Inc., 6.125%	23,350	1,228,210
DTE Energy Company, 6.250%	20,150	1,034,501
NextEra Energy, Inc., 4.872%	26,200	1,783,958
NextEra Energy, Inc., 5.279%	28,350	1,631,259
NextEra Energy, Inc., 6.219%	17,400	1,007,634
The Southern Company, 6.750%	33,300	1,789,875
		8,475,437
TOTAL PREFERRED SECURITIES (Cost $15,394,616)		$17,516,386

The accompanying notes are an integral part of the financial statements.	103

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
	Shares or Principal Amount	Value
PURCHASED OPTIONS – 0.0%
Puts – 0.0%
Over the Counter Option on the USD vs. CAD (Expiration Date: 4-11-22; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	12,240,000	$23,733
TOTAL PURCHASED OPTIONS (Cost $140,760)		$23,733
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 1.5%
John Hancock Collateral Trust, 0.1697% (L)(M)	690,164	6,903,711
Repurchase agreement – 2.7%
Repurchase Agreement with State Street Corp. dated 12-31-21 at 0.000% to be repurchased at $11,988,000 on 1-3-22, collateralized by $12,352,300 U.S. Treasury Notes, 1.250% due 6-30-28 (valued at $12,227,814)	$11,988,000	11,988,000
TOTAL SHORT-TERM INVESTMENTS (Cost $18,892,760)		$18,891,711
Total Investments (Strategic Income Opportunities Trust) (Cost $446,291,618) – 100.8%		$451,834,659
Other assets and liabilities, net – (0.8%)		(3,720,607)
TOTAL NET ASSETS – 100.0%		$448,114,052
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
Strategic Income Opportunities Trust (continued)
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,035,919 or 32.6% of the fund's net assets as of 12-31-21.
(B)	All or a portion of this security is on loan as of 12-31-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	The rate shown is the annualized seven-day yield as of 12-31-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	15	Long	Mar 2022	$2,558,224	$2,510,578	$(47,646)
10-Year U.S. Treasury Note Futures	23	Short	Mar 2022	(2,971,286)	(3,000,781)	(29,495)
Euro-Buxl Futures	4	Short	Mar 2022	(987,485)	(941,494)	45,991
German Euro BUND Futures	24	Short	Mar 2022	(4,758,159)	(4,682,512)	75,647
U.S. Treasury Long Bond Futures	275	Short	Mar 2022	(43,655,137)	(44,120,313)	(465,176)
Ultra U.S. Treasury Bond Futures	7	Short	Mar 2022	(1,010,341)	(1,025,063)	(14,722)
						$(435,401)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
The accompanying notes are an integral part of the financial statements.	104

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	7,139,500	NZD	7,444,194	GSI	1/19/2022	$96,791	—
AUD	2,860,000	NZD	3,000,569	JPM	1/19/2022	26,097	—
AUD	1,426,500	NZD	1,499,100	MSCS	1/19/2022	11,313	—
AUD	1,735,605	USD	1,260,813	BARC	1/19/2022	1,977	—
AUD	1,735,605	USD	1,266,662	CITI	1/19/2022	—	$(3,872)
AUD	10,119,469	USD	7,448,810	GSI	1/19/2022	—	(86,094)
AUD	2,849,652	USD	2,112,067	JPM	1/19/2022	—	(38,719)
AUD	1,727,989	USD	1,269,441	UBS	1/19/2022	—	(12,192)
BRL	1,958,068	USD	343,460	CITI	1/19/2022	6,893	—
CAD	2,436,356	GBP	1,435,625	MSCS	1/19/2022	—	(17,107)
CAD	14,521,136	GBP	8,613,750	SSB	1/19/2022	—	(179,325)
CAD	2,538,833	NZD	2,858,750	UBS	1/19/2022	49,373	—
CAD	12,053,463	USD	9,623,550	BARC	1/19/2022	—	(94,870)
CAD	5,992,834	USD	4,851,519	CIBC	1/19/2022	—	(113,976)
CAD	5,392,769	USD	4,290,000	CITI	1/19/2022	—	(26,830)
CAD	4,136,818	USD	3,277,700	HUS	1/19/2022	—	(7,401)
CAD	7,144,617	USD	5,719,167	JPM	1/19/2022	—	(71,099)
CAD	1,139,561	USD	905,073	MSCS	1/19/2022	—	(4,211)
CAD	5,842,137	USD	4,698,599	RBC	1/19/2022	—	(80,188)
CAD	3,625,153	USD	2,874,167	SCB	1/19/2022	—	(8,357)
CAD	5,508,583	USD	4,311,250	SSB	1/19/2022	43,476	—
CAD	5,532,079	USD	4,307,917	UBS	1/19/2022	65,383	—
EUR	1,423,750	GBP	1,220,286	CIBC	1/19/2022	—	(30,246)
EUR	1,443,750	GBP	1,224,488	MSCS	1/19/2022	—	(13,157)
EUR	1,423,750	GBP	1,221,950	SCB	1/19/2022	—	(32,498)
EUR	1,443,750	GBP	1,237,667	SSB	1/19/2022	—	(30,994)
EUR	2,847,500	GBP	2,440,437	UBS	1/19/2022	—	(60,310)
EUR	166,674	USD	194,627	BMO	1/19/2022	—	(4,812)
EUR	3,057,526	USD	3,535,332	CIBC	1/19/2022	—	(53,304)
EUR	2,036,814	USD	2,362,602	GSI	1/19/2022	—	(43,000)
EUR	2,036,814	USD	2,370,045	HUS	1/19/2022	—	(50,442)
EUR	4,089,115	USD	4,803,410	MSCS	1/19/2022	—	(146,568)
EUR	4,893,766	USD	5,668,179	SSB	1/19/2022	—	(94,970)
EUR	2,029,599	USD	2,325,657	UBS	1/19/2022	—	(14,271)
GBP	4,215,625	CAD	7,067,676	CITI	1/19/2022	118,643	—
GBP	1,720,766	CAD	2,871,318	JPM	1/19/2022	59,195	—
GBP	1,390,000	CAD	2,337,815	RBC	1/19/2022	33,253	—
GBP	1,435,625	CAD	2,406,163	SSB	1/19/2022	40,975	—
GBP	1,226,892	EUR	1,433,750	BARC	1/19/2022	27,799	—
GBP	4,906,471	EUR	5,715,000	SSB	1/19/2022	132,488	—
GBP	3,095,789	EUR	3,609,038	UBS	1/19/2022	80,066	—
GBP	1,440,000	USD	1,924,547	BARC	1/19/2022	24,505	—
GBP	1,440,000	USD	1,924,276	HUS	1/19/2022	24,776	—
GBP	5,760,000	USD	7,773,857	SCB	1/19/2022	22,353	—
JPY	114,397,628	USD	1,039,582	ANZ	1/19/2022	—	(44,980)
JPY	321,107,729	USD	2,925,000	CIBC	1/19/2022	—	(133,208)
JPY	319,648,043	USD	2,846,667	HUS	1/19/2022	—	(67,566)
JPY	296,191,881	USD	2,670,831	SSB	1/19/2022	—	(95,664)
JPY	919,459,506	USD	8,244,183	UBS	1/19/2022	—	(250,170)
MXN	31,257,546	USD	1,437,500	GSI	1/19/2022	85,290	—
MXN	30,812,318	USD	1,437,500	HUS	1/19/2022	63,599	—
NZD	1,893,322	AUD	1,793,326	ANZ	1/19/2022	—	(8,246)
NZD	4,509,369	AUD	4,283,000	BARC	1/19/2022	—	(28,220)
NZD	7,937,621	AUD	7,499,326	CITI	1/19/2022	—	(20,698)
NZD	1,501,647	AUD	1,430,000	MSCS	1/19/2022	—	(12,116)
NZD	2,858,750	CAD	2,515,386	UBS	1/19/2022	—	(30,836)
NZD	4,303,983	USD	2,986,573	HUS	1/19/2022	—	(39,220)
NZD	941,767	USD	660,384	RBC	1/19/2022	—	(15,465)
NZD	1,883,533	USD	1,310,225	SSB	1/19/2022	—	(20,387)
NZD	445,000	USD	312,921	UBS	1/19/2022	—	(8,187)
SEK	14,752,875	EUR	1,433,125	RBC	1/19/2022	737	—
SGD	2,583,531	USD	1,907,129	CIBC	1/19/2022	9,827	—
SGD	7,723,085	USD	5,707,066	CITI	1/19/2022	23,394	—
SGD	3,849,919	USD	2,849,883	GSI	1/19/2022	6,722	—
SGD	2,582,329	USD	1,907,129	HUS	1/19/2022	8,936	—
SGD	5,170,389	USD	3,814,258	JPM	1/19/2022	22,124	—
SGD	2,586,296	USD	1,907,129	MSCS	1/19/2022	11,879	—
The accompanying notes are an integral part of the financial statements.	105

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
SGD	1,183,052	USD	873,993	UBS	1/19/2022	$3,821	—
USD	3,331,489	AUD	4,595,377	BARC	1/19/2022	—	$(12,013)
USD	766,069	AUD	1,037,683	CIBC	1/19/2022	11,073	—
USD	2,230,381	AUD	3,032,734	CITI	1/19/2022	23,827	—
USD	1,081,689	AUD	1,434,167	GSI	1/19/2022	38,219	—
USD	766,308	AUD	1,034,203	HUS	1/19/2022	13,843	—
USD	4,331,635	AUD	5,872,528	MSCS	1/19/2022	58,905	—
USD	3,144,529	AUD	4,257,825	RBC	1/19/2022	46,624	—
USD	1,239,122	AUD	1,742,877	SSB	1/19/2022	—	(28,960)
USD	4,217,670	BRL	23,208,578	SSB	1/19/2022	65,001	—
USD	7,572,984	CAD	9,672,551	BARC	1/19/2022	—	(73,503)
USD	2,904,127	CAD	3,670,265	CIBC	1/19/2022	2,655	—
USD	4,486,909	CAD	5,624,784	CITI	1/19/2022	40,321	—
USD	3,273,817	CAD	4,164,448	GSI	1/19/2022	—	(18,323)
USD	2,861,818	CAD	3,604,806	HUS	1/19/2022	12,094	—
USD	3,235,900	CAD	4,067,922	MSCS	1/19/2022	20,066	—
USD	8,779,901	CAD	11,118,910	RBC	1/19/2022	—	(9,983)
USD	1,425,000	CAD	1,821,917	SCB	1/19/2022	—	(15,288)
USD	2,865,833	CAD	3,620,238	SSB	1/19/2022	3,909	—
USD	202,532	CAD	257,500	TD	1/19/2022	—	(1,030)
USD	8,581,136	CAD	10,746,963	UBS	1/19/2022	85,289	—
USD	9,346,775	EUR	8,129,131	BARC	1/19/2022	89,008	—
USD	2,384,575	EUR	2,030,462	CITI	1/19/2022	72,206	—
USD	11,618,273	EUR	9,970,785	GSI	1/19/2022	263,159	—
USD	6,969,321	EUR	6,109,649	HUS	1/19/2022	11,417	—
USD	1,194,408	EUR	1,019,797	JPM	1/19/2022	33,024	—
USD	1,188,251	EUR	1,015,231	MSCS	1/19/2022	32,066	—
USD	4,738,803	EUR	4,070,056	SSB	1/19/2022	103,667	—
USD	16,076,390	EUR	13,578,606	UBS	1/19/2022	612,558	—
USD	3,866,863	GBP	2,852,500	BARC	1/19/2022	5,980	—
USD	10,076,372	GBP	7,420,431	HUS	1/19/2022	32,753	—
USD	13,349,610	GBP	9,881,499	MSCS	1/19/2022	—	(25,084)
USD	6,015,368	GBP	4,430,170	SSB	1/19/2022	19,095	—
USD	2,168,390	GBP	1,609,444	UBS	1/19/2022	—	(10,007)
USD	5,137,431	JPY	562,557,448	CITI	1/19/2022	246,415	—
USD	2,853,333	JPY	325,124,493	GSI	1/19/2022	26,619	—
USD	3,835,628	JPY	432,615,739	HUS	1/19/2022	74,358	—
USD	1,426,667	JPY	162,579,652	RBC	1/19/2022	13,158	—
USD	2,853,704	JPY	324,511,984	SCB	1/19/2022	32,315	—
USD	5,517,649	JPY	611,122,588	SSB	1/19/2022	204,395	—
USD	1,519,540	MXN	32,897,779	CITI	1/19/2022	—	(83,158)
USD	1,437,500	MXN	31,560,388	JPM	1/19/2022	—	(100,044)
USD	1,329,597	MXN	28,658,886	MSCS	1/19/2022	—	(66,592)
USD	4,476,580	MXN	97,633,423	SSB	1/19/2022	—	(279,878)
USD	1,821,532	NOK	15,383,567	MSCS	1/19/2022	75,177	—
USD	4,007,370	NOK	34,018,068	UBS	1/19/2022	145,612	—
USD	734,932	NZD	1,091,572	ANZ	1/19/2022	—	(12,574)
USD	625,826	NZD	887,445	BARC	1/19/2022	18,107	—
USD	3,307,035	NZD	4,711,217	CITI	1/19/2022	80,809	—
USD	1,814,218	NZD	2,605,487	GSI	1/19/2022	29,989	—
USD	1,243,448	NZD	1,774,890	RBC	1/19/2022	28,009	—
USD	132,654	NZD	185,421	SSB	1/19/2022	5,678	—
USD	4,757,050	NZD	6,821,801	UBS	1/19/2022	85,503	—
USD	1,938,727	SGD	2,653,400	BARC	1/19/2022	—	(30,072)
USD	7,329,270	SGD	9,989,630	CITI	1/19/2022	—	(82,945)
USD	3,841,516	SGD	5,217,576	GSI	1/19/2022	—	(29,878)
USD	7,611,266	SGD	10,247,504	HUS	1/19/2022	7,711	—
USD	1,902,789	SGD	2,554,923	JPM	1/19/2022	7,060	—
USD	3,841,516	SGD	5,209,118	MSCS	1/19/2022	—	(23,602)
USD	1,999,579	SGD	2,729,478	SSB	1/19/2022	—	(25,669)
USD	5,744,306	SGD	7,768,844	UBS	1/19/2022	—	(20,107)
						$3,879,359	$(3,042,486)
The accompanying notes are an integral part of the financial statements.	106

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Strategic Income Opportunities Trust (continued)
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG

See Notes to financial statements regarding investment transactions and other derivatives information.
Total Bond Market Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 63.0%
U.S. Government – 34.0%
U.S. Treasury Bonds
1.250%, 05/15/2050	$8,000,000	$6,793,438
1.875%, 02/15/2041	2,000,000	1,979,609
2.000%, 02/15/2050	3,000,000	3,047,227
2.250%, 08/15/2049	2,000,000	2,140,547
2.750%, 08/15/2047	3,000,000	3,491,016
2.875%, 05/15/2049	1,500,000	1,806,914
3.000%, 02/15/2047 to 02/15/2049	28,635,000	34,803,915
4.250%, 05/15/2039 to 11/15/2040	4,610,000	6,329,522
4.375%, 05/15/2041	1,830,000	2,577,941
4.625%, 02/15/2040	5,000,000	7,181,445
4.750%, 02/15/2041	2,000,000	2,942,422
U.S. Treasury Notes
0.125%, 10/31/2022 to 02/28/2023	16,000,000	15,963,438
0.250%, 11/15/2023 to 10/31/2025	32,000,000	31,331,563
0.375%, 09/15/2024 to 07/31/2027	9,000,000	8,728,516
0.500%, 10/31/2027	12,000,000	11,419,687
0.625%, 03/31/2027 to 05/15/2030	16,000,000	15,149,609
0.750%, 12/31/2026	4,000,000	3,924,062
0.875%, 09/30/2026	5,000,000	4,910,742
1.250%, 08/31/2024 to 08/15/2031	10,000,000	9,934,179
1.375%, 08/31/2026	5,000,000	5,029,102
1.500%, 01/31/2027	5,000,000	5,055,273
1.625%, 08/15/2029	8,000,000	8,115,938
1.750%, 07/15/2022 to 12/31/2024	8,000,000	8,138,086
2.000%, 02/15/2022	4,750,000	4,760,764
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.125%, 05/31/2026	$3,000,000	$3,116,016
2.250%, 11/15/2027	20,595,000	21,622,336
2.375%, 05/15/2029	5,000,000	5,329,102
2.625%, 02/28/2023	3,000,000	3,074,180
2.750%, 04/30/2023	3,500,000	3,602,266
2.875%, 11/30/2023 to 05/15/2028	9,300,000	10,010,891
3.000%, 10/31/2025	2,000,000	2,138,984
		254,448,730
U.S. Government Agency – 29.0%
Federal Home Loan Bank 5.500%, 07/15/2036	1,690,000	2,450,681
Federal Home Loan Mortgage Corp.
2.000%, 07/01/2035	882,158	904,690
2.112%, (12 month LIBOR + 1.863%), 08/01/2037 (A)	401,939	419,345
2.375%, 01/13/2022	1,500,000	1,500,976
2.475%, (12 month LIBOR + 2.100%), 02/01/2037 (A)	56,059	58,878
2.500%, 04/01/2031 to 08/01/2050	4,815,883	4,932,223
2.750%, 06/19/2023	2,000,000	2,062,749
3.000%, 07/01/2032 to 08/01/2046	4,189,465	4,407,414
3.500%, 12/01/2025 to 06/01/2048	3,181,826	3,387,569
4.000%, 02/01/2024 to 09/01/2047	1,458,500	1,569,481
4.500%, 05/01/2024 to 11/01/2048	2,452,517	2,651,530
5.000%, 06/01/2023 to 09/01/2039	194,817	217,316

The accompanying notes are an integral part of the financial statements.	107

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
5.500%, 02/01/2023 to 01/01/2039	$331,168	$376,442
6.000%, 10/01/2036 to 10/01/2038	157,735	183,365
6.250%, 07/15/2032	450,000	646,461
6.500%, 08/01/2037 to 08/01/2038	33,538	40,006
6.750%, 09/15/2029	1,200,000	1,653,303
7.000%, 04/01/2029 to 10/01/2038	28,806	34,304
7.500%, 09/01/2030 to 03/01/2032	4,704	5,509
8.000%, 02/01/2030	599	683
Federal National Mortgage Association
1.500%, TBA (B)	6,700,000	6,543,483
1.560%, (6 month LIBOR + 1.415%), 07/01/2034 (A)	86,477	88,152
1.724%, (12 month LIBOR + 1.387%), 01/01/2035 (A)	66,648	68,443
1.851%, (12 month LIBOR + 1.575%), 09/01/2037 (A)	56,981	58,949
2.000%, TBA (B)	34,870,000	34,903,910
2.000%, 02/01/2035 to 11/01/2050	14,240,758	14,341,693
2.070%, (12 month LIBOR + 1.791%), 04/01/2037 (A)	103,896	108,474
2.125%, 04/24/2026	2,000,000	2,073,975
2.175%, (12 month LIBOR + 1.925%), 10/01/2037 (A)	18,854	19,722
2.310%, (1 Year CMT + 2.185%), 05/01/2036 (A)	46,759	49,453
2.500%, TBA (B)	15,630,000	16,013,452
2.500%, 05/01/2028 to 11/01/2050	13,101,148	13,414,001
2.625%, 09/06/2024	1,000,000	1,046,093
3.000%, TBA (B)	8,900,000	9,223,668
3.000%, 01/01/2027 to 12/01/2049	11,099,479	11,651,646
3.500%, TBA (B)	2,750,000	2,896,094
3.500%, 12/01/2025 to 10/01/2049	10,395,735	11,082,899
4.000%, 03/01/2024 to 09/01/2049	8,916,046	9,551,372
4.500%, 08/01/2024 to 09/01/2048	2,115,000	2,303,105
5.000%, 08/01/2023 to 09/01/2048	1,596,990	1,754,790
5.500%, 03/01/2022 to 11/01/2038	392,374	445,734
6.000%, 08/01/2023 to 08/01/2038	265,891	305,048
6.500%, 03/01/2022 to 12/01/2037	99,731	118,028
7.000%, 02/01/2031 to 10/01/2038	40,255	48,252
7.125%, 01/15/2030	209,000	295,758
7.250%, 05/15/2030	1,450,000	2,086,569
7.500%, 09/01/2030 to 08/01/2031	14,855	17,319
8.000%, 08/01/2030 to 09/01/2031	2,956	3,410
8.500%, 09/01/2030	350	406
Government National Mortgage Association
2.000%, TBA (B)	9,500,000	9,591,535
2.500%, TBA (B)	10,000,000	10,250,346
3.000%, TBA (B)	5,000,000	5,179,126
3.000%, 08/15/2043 to 08/20/2050	6,200,916	6,475,797
3.500%, TBA (B)	2,800,000	2,911,607
3.500%, 04/15/2042 to 04/20/2050	6,666,985	7,067,646
4.000%, 11/15/2026 to 08/20/2048	3,608,848	3,855,432
4.500%, 06/15/2023 to 04/20/2050	1,835,122	1,970,912
5.000%, 10/15/2023 to 07/20/2040	572,965	639,624
5.500%, 08/15/2023 to 09/20/2039	227,352	255,717
6.000%, 07/15/2029 to 10/15/2038	164,683	187,604
6.500%, 05/15/2028 to 12/15/2038	127,356	146,960
7.000%, 08/15/2029 to 05/15/2032	21,334	24,066
7.500%, 09/15/2030 to 01/15/2031	5,612	6,427
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
8.000%, 04/15/2031	$6,417	$7,458
		216,587,080
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $459,606,420)		$471,035,810
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil – 0.2%
Federative Republic of Brazil 4.250%, 01/07/2025	1,612,000	1,706,705
Canada – 0.2%
Hydro-Quebec 8.400%, 01/15/2022	250,000	250,615
Province of British Columbia 6.500%, 01/15/2026 (C)	490,000	583,859
Province of Quebec
7.125%, 02/09/2024	150,000	168,789
7.500%, 07/15/2023	410,000	451,279
		1,454,542
Israel – 0.1%
State of Israel 5.500%, 09/18/2023	455,000	491,305
Italy – 0.0%
Republic of Italy 6.875%, 09/27/2023	300,000	329,220
Japan – 0.1%
Japan Bank for International Cooperation 2.500%, 05/23/2024	800,000	828,343
Mexico – 0.2%
Government of Mexico 6.050%, 01/11/2040	930,000	1,155,534
Panama – 0.1%
Republic of Panama 6.700%, 01/26/2036	370,000	494,875
Peru – 0.0%
Republic of Peru 6.550%, 03/14/2037	250,000	340,628
Turkey – 0.1%
Republic of Turkey
6.000%, 01/14/2041	400,000	332,000
6.250%, 09/26/2022 (C)	400,000	402,635
		734,635
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $7,386,825)		$7,535,787
CORPORATE BONDS – 27.4%
Communication services – 2.6%
AT&T, Inc.
2.550%, 12/01/2033	665,000	650,398
3.800%, 12/01/2057	609,000	634,007
4.750%, 05/15/2046	900,000	1,086,872
4.850%, 07/15/2045	500,000	595,640
5.150%, 03/15/2042	50,000	62,603
6.375%, 03/01/2041	360,000	508,770
7.625%, 04/15/2031	285,000	390,451
Baidu, Inc. 4.125%, 06/30/2025	250,000	269,645
British Telecommunications PLC 9.625%, 12/15/2030	190,000	278,230
Charter Communications Operating LLC
2.800%, 04/01/2031	600,000	593,695

The accompanying notes are an integral part of the financial statements.	108

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Charter Communications Operating LLC (continued)
5.050%, 03/30/2029	$400,000	$457,922
5.375%, 05/01/2047	500,000	596,803
Comcast Corp.
2.350%, 01/15/2027	455,000	471,239
2.887%, 11/01/2051 (D)	256,000	247,804
3.375%, 02/15/2025	600,000	636,660
3.999%, 11/01/2049	500,000	579,371
6.500%, 11/15/2035	52,000	74,651
Deutsche Telekom International Finance BV 8.750%, 06/15/2030	146,000	212,206
Discovery Communications LLC
4.125%, 05/15/2029	900,000	994,992
5.300%, 05/15/2049	400,000	500,814
Fox Corp. 3.500%, 04/08/2030	600,000	645,718
Grupo Televisa SAB 6.625%, 01/15/2040	220,000	298,418
TCI Communications, Inc. 7.125%, 02/15/2028	110,000	142,222
Telefonica Emisiones SA 7.045%, 06/20/2036	230,000	328,134
Telefonica Europe BV 8.250%, 09/15/2030	350,000	494,281
Time Warner Entertainment Company LP 8.375%, 07/15/2033	525,000	764,409
T-Mobile USA, Inc.
3.875%, 04/15/2030	600,000	656,252
4.500%, 04/15/2050	700,000	819,282
TWDC Enterprises 18 Corp.
3.150%, 09/17/2025	500,000	530,984
4.125%, 06/01/2044	500,000	597,159
Verizon Communications, Inc.
4.016%, 12/03/2029	500,000	560,551
4.272%, 01/15/2036	458,000	537,227
4.522%, 09/15/2048	1,260,000	1,576,709
ViacomCBS, Inc. 4.000%, 01/15/2026	600,000	647,805
Vodafone Group PLC
4.375%, 05/30/2028	400,000	450,074
5.250%, 05/30/2048	300,000	390,749
		19,282,747
Consumer discretionary – 1.6%
Amazon.com, Inc. 4.050%, 08/22/2047	600,000	727,468
AutoZone, Inc. 3.250%, 04/15/2025	1,000,000	1,050,043
Brinker International, Inc. 3.875%, 05/15/2023	250,000	255,625
Ford Motor Credit Company LLC 3.096%, 05/04/2023	280,000	285,250
General Motors Financial Company, Inc.
4.250%, 05/15/2023	280,000	291,393
5.250%, 03/01/2026	650,000	728,904
Hyatt Hotels Corp. 3.375%, 07/15/2023	250,000	255,728
Lowe's Companies, Inc. 3.375%, 09/15/2025	460,000	489,561
McDonald's Corp. 3.300%, 07/01/2025	1,000,000	1,060,073
NIKE, Inc. 2.400%, 03/27/2025	1,000,000	1,035,270
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Starbucks Corp. 3.550%, 08/15/2029	$300,000	$327,658
Target Corp. 3.900%, 11/15/2047	500,000	619,345
The Home Depot, Inc.
2.625%, 06/01/2022	400,000	403,071
2.700%, 04/15/2030	700,000	734,471
3.350%, 09/15/2025	752,000	802,792
4.250%, 04/01/2046	390,000	485,371
5.875%, 12/16/2036	280,000	396,595
The TJX Companies, Inc.
3.875%, 04/15/2030	600,000	672,886
4.500%, 04/15/2050 (C)	600,000	809,367
Toyota Motor Credit Corp. 1.150%, 08/13/2027	500,000	485,269
Whirlpool Corp. 5.150%, 03/01/2043	300,000	371,861
		12,288,001
Consumer staples – 1.6%
Altria Group, Inc. 4.500%, 05/02/2043	500,000	518,204
Anheuser-Busch Companies LLC
3.650%, 02/01/2026	800,000	858,923
4.900%, 02/01/2046	500,000	631,967
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/2029	500,000	581,968
BAT Capital Corp. 3.215%, 09/06/2026	500,000	520,320
Costco Wholesale Corp. 1.600%, 04/20/2030	500,000	484,379
General Mills, Inc. 2.875%, 04/15/2030	600,000	626,172
Kimberly-Clark Corp. 3.200%, 07/30/2046	300,000	327,551
Kraft Heinz Foods Company
3.000%, 06/01/2026	458,000	479,046
6.875%, 01/26/2039	40,000	58,789
Mondelez International, Inc. 4.625%, 05/07/2048	300,000	364,467
PepsiCo, Inc.
2.850%, 02/24/2026	495,000	521,469
4.000%, 03/05/2042	270,000	321,480
5.500%, 01/15/2040	280,000	394,500
Philip Morris International, Inc. 3.600%, 11/15/2023	250,000	262,158
SC Johnson & Son, Inc. 4.000%, 05/15/2043 (D)	250,000	290,150
Sysco Corp. 6.600%, 04/01/2050	1,000,000	1,553,476
The Estee Lauder Companies, Inc. 2.600%, 04/15/2030	600,000	621,864
The Kroger Company 3.500%, 02/01/2026	500,000	535,013
Tyson Foods, Inc. 4.350%, 03/01/2029	400,000	452,924
Walmart, Inc.
3.250%, 07/08/2029	600,000	659,392
4.050%, 06/29/2048	500,000	635,449
		11,699,661
Energy – 2.3%
Anadarko Petroleum Corp. 6.450%, 09/15/2036	280,000	314,276
Baker Hughes LLC
3.337%, 12/15/2027	500,000	532,939
4.486%, 05/01/2030	500,000	573,560

The accompanying notes are an integral part of the financial statements.	109

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP 4.950%, 12/15/2024	$400,000	$433,471
BP Capital Markets America, Inc. 3.796%, 09/21/2025	800,000	863,363
BP Capital Markets PLC 2.750%, 05/10/2023	250,000	256,475
Canadian Natural Resources, Ltd. 6.250%, 03/15/2038	290,000	381,557
Chevron Corp. 2.954%, 05/16/2026	800,000	846,963
ConocoPhillips Company 4.950%, 03/15/2026	300,000	338,447
Devon Energy Corp.
5.000%, 06/15/2045	885,000	1,069,718
7.875%, 09/30/2031	170,000	240,494
Enbridge, Inc.
3.700%, 07/15/2027	400,000	431,269
4.500%, 06/10/2044	400,000	467,079
Energy Transfer LP
3.450%, 01/15/2023	170,000	173,086
5.500%, 06/01/2027	600,000	684,389
6.125%, 12/15/2045	350,000	435,356
6.500%, 02/01/2042	50,000	64,417
Enterprise Products Operating LLC
3.200%, 02/15/2052	700,000	686,332
4.850%, 08/15/2042	280,000	334,366
6.875%, 03/01/2033	130,000	175,580
Exxon Mobil Corp. 2.397%, 03/06/2022	750,000	750,041
Kinder Morgan Energy Partners LP
4.300%, 05/01/2024	700,000	742,597
6.375%, 03/01/2041	60,000	79,510
6.500%, 09/01/2039	180,000	239,579
Kinder Morgan, Inc. 5.550%, 06/01/2045	375,000	474,121
ONEOK Partners LP 6.650%, 10/01/2036	268,000	350,279
Ovintiv, Inc. 6.500%, 08/15/2034	270,000	347,400
Petroleos Mexicanos
6.625%, 06/15/2035	230,000	220,983
6.700%, 02/16/2032 (D)	173,000	174,730
Phillips 66 Partners LP 3.750%, 03/01/2028	200,000	215,228
Shell International Finance BV
4.375%, 05/11/2045	1,000,000	1,214,957
6.375%, 12/15/2038	90,000	131,059
Suncor Energy, Inc. 5.950%, 05/15/2035	235,000	302,124
The Williams Companies, Inc. 5.100%, 09/15/2045	400,000	491,588
Tosco Corp. 8.125%, 02/15/2030	383,000	537,509
TransCanada PipeLines, Ltd. 5.850%, 03/15/2036	405,000	527,705
Valero Energy Corp.
2.850%, 04/15/2025	600,000	621,519
7.500%, 04/15/2032	270,000	372,458
		17,096,524
Financials – 6.7%
American Express Company 2.650%, 12/02/2022	345,000	351,558
American International Group, Inc.
4.125%, 02/15/2024	550,000	583,987
6.250%, 05/01/2036	430,000	596,794
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Ares Capital Corp. 3.875%, 01/15/2026	$1,000,000	$1,053,894
Bank of America Corp.
3.300%, 01/11/2023	800,000	821,897
4.450%, 03/03/2026	700,000	770,670
7.750%, 05/14/2038	480,000	752,091
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	386,000	393,978
Bank of America Corp. (3.366% to 1-23-25, then 3 month LIBOR + 0.810%) 01/23/2026	1,700,000	1,788,393
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%) 12/20/2028	1,312,000	1,400,776
Bank of America Corp. (3.970% to 3-5-28, then 3 month LIBOR + 1.070%) 03/05/2029	500,000	547,113
Bank of America Corp. (4.443% to 1-20-47, then 3 month LIBOR + 1.990%) 01/20/2048	500,000	621,314
Barclays Bank PLC 1.700%, 05/12/2022	500,000	501,700
Barclays PLC 4.375%, 01/12/2026	500,000	546,599
Berkshire Hathaway, Inc. 3.125%, 03/15/2026	500,000	533,945
Capital One Bank USA NA 3.375%, 02/15/2023	360,000	369,963
Capital One Financial Corp.
3.200%, 02/05/2025	2,000,000	2,095,646
3.300%, 10/30/2024	1,500,000	1,578,692
Chubb INA Holdings, Inc. 3.350%, 05/03/2026	300,000	321,638
Citigroup, Inc.
4.450%, 09/29/2027	500,000	557,510
5.500%, 09/13/2025	400,000	452,370
Citigroup, Inc. (2.666% to 1-29-30, then SOFR + 1.146%) 01/29/2031	1,000,000	1,015,136
Citigroup, Inc. (4.281% to 4-24-47, then 3 month LIBOR + 1.839%) 04/24/2048	500,000	613,475
Credit Suisse Group AG
3.750%, 03/26/2025	250,000	265,276
4.550%, 04/17/2026	800,000	881,393
Discover Financial Services 5.200%, 04/27/2022	120,000	121,731
European Investment Bank
2.500%, 10/15/2024 (C)	1,500,000	1,561,720
3.250%, 01/29/2024	600,000	629,842
Five Corners Funding Trust II 2.850%, 05/15/2030 (D)	800,000	828,952
GE Capital International Funding Company 4.418%, 11/15/2035	822,000	980,942
HSBC Holdings PLC 6.500%, 09/15/2037	660,000	913,141
HSBC Holdings PLC (2.848% to 6-4-30, then SOFR + 2.387%) 06/04/2031	1,000,000	1,011,549
Inter-American Development Bank
1.750%, 09/14/2022	600,000	605,672
2.000%, 07/23/2026	1,000,000	1,031,135
7.000%, 06/15/2025	325,000	389,585
Intercontinental Exchange, Inc. 3.100%, 09/15/2027	400,000	424,952

The accompanying notes are an integral part of the financial statements.	110

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
International Bank for Reconstruction & Development 0.750%, 11/24/2027	$1,000,000	$959,137
JPMorgan Chase & Co.
3.300%, 04/01/2026	700,000	746,531
3.375%, 05/01/2023	500,000	515,474
3.875%, 02/01/2024	1,300,000	1,376,214
6.400%, 05/15/2038	125,000	181,868
JPMorgan Chase & Co. (3.509% to 1-23-28, then 3 month LIBOR + 0.945%) 01/23/2029	500,000	535,620
JPMorgan Chase & Co. (4.452% to 12-5-28, then 3 month LIBOR + 1.330%) 12/05/2029	600,000	680,937
KfW
2.125%, 01/17/2023	600,000	610,127
2.625%, 02/28/2024	800,000	831,072
Liberty Mutual Group, Inc. 3.950%, 05/15/2060 (D)	500,000	548,951
Lincoln National Corp. 7.000%, 06/15/2040	150,000	228,685
MetLife, Inc. 4.600%, 05/13/2046	500,000	639,216
Morgan Stanley
3.700%, 10/23/2024	950,000	1,011,703
4.100%, 05/22/2023	750,000	781,147
Morgan Stanley (3.622% to 4-1-30, then SOFR + 3.120%) 04/01/2031	1,000,000	1,089,693
Morgan Stanley (3.772% to 1-24-28, then 3 month LIBOR + 1.140%) 01/24/2029	550,000	598,497
Raymond James Financial, Inc. 4.950%, 07/15/2046	600,000	763,624
State Street Corp. 3.100%, 05/15/2023	250,000	257,778
Stifel Financial Corp. 4.250%, 07/18/2024	500,000	532,415
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	550,000	593,211
The Allstate Corp. 3.280%, 12/15/2026	500,000	537,007
The Charles Schwab Corp. 3.200%, 01/25/2028	300,000	322,490
The Goldman Sachs Group, Inc.
2.600%, 02/07/2030	700,000	711,722
3.500%, 01/23/2025	750,000	790,680
3.625%, 01/22/2023	500,000	514,925
3.750%, 02/25/2026	500,000	538,454
The Hartford Financial Services Group, Inc. 5.950%, 10/15/2036	170,000	227,960
The PNC Financial Services Group, Inc. 3.450%, 04/23/2029	1,000,000	1,088,844
The Travelers Companies, Inc. 4.050%, 03/07/2048	300,000	363,051
Travelers Property Casualty Corp. 7.750%, 04/15/2026	50,000	62,306
Truist Financial Corp.
1.125%, 08/03/2027	700,000	677,286
2.850%, 10/26/2024	700,000	731,446
U.S. Bancorp 3.000%, 03/15/2022	600,000	601,864
Wells Fargo & Company 3.450%, 02/13/2023	750,000	771,648
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (2.572% to 2-11-30, then SOFR + 1.262%) 02/11/2031	$1,000,000	$1,020,861
		50,357,473
Health care – 3.5%
Abbott Laboratories
2.950%, 03/15/2025	300,000	314,980
3.750%, 11/30/2026	283,000	312,724
AbbVie, Inc.
2.900%, 11/06/2022	500,000	509,212
3.200%, 05/14/2026 to 11/21/2029	1,716,000	1,828,243
4.400%, 11/06/2042	260,000	310,234
Aetna, Inc. 3.500%, 11/15/2024	200,000	210,946
Agilent Technologies, Inc. 3.875%, 07/15/2023	250,000	259,120
Allergan Funding SCS 4.750%, 03/15/2045	321,000	356,284
Amgen, Inc.
4.400%, 05/01/2045	260,000	310,249
4.663%, 06/15/2051	659,000	843,023
Anthem, Inc.
4.101%, 03/01/2028	350,000	388,066
4.650%, 08/15/2044	150,000	188,020
AstraZeneca PLC 0.700%, 04/08/2026	500,000	483,629
Baxalta, Inc. 4.000%, 06/23/2025	500,000	539,122
Bayer US Finance II LLC 2.850%, 04/15/2025 (D)	300,000	306,283
Biogen, Inc. 3.250%, 02/15/2051 (D)	561,000	550,476
Boston Scientific Corp. 2.650%, 06/01/2030	500,000	509,705
Bristol-Myers Squibb Company
3.250%, 08/01/2042	500,000	532,152
4.550%, 02/20/2048	300,000	383,129
Cardinal Health, Inc. 3.750%, 09/15/2025	500,000	535,912
Celgene Corp. 3.875%, 08/15/2025	283,000	303,207
Cigna Corp. 4.375%, 10/15/2028	500,000	568,250
CVS Health Corp.
3.875%, 07/20/2025	650,000	698,547
4.300%, 03/25/2028	389,000	436,531
5.050%, 03/25/2048	500,000	653,719
CVS Pass-Through Trust 8.353%, 07/10/2031 (D)	64,585	82,221
Eli Lilly & Company 2.250%, 05/15/2050	500,000	457,309
Evernorth Health, Inc. 6.125%, 11/15/2041	330,000	449,801
Gilead Sciences, Inc. 3.650%, 03/01/2026	600,000	646,413
GlaxoSmithKline Capital, Inc.
3.625%, 05/15/2025	500,000	538,460
6.375%, 05/15/2038	210,000	307,284
HCA, Inc.
4.500%, 02/15/2027	500,000	550,802
5.500%, 06/15/2047	400,000	523,417
Humana, Inc. 3.850%, 10/01/2024	350,000	371,536
Johnson & Johnson
2.100%, 09/01/2040	500,000	473,117

The accompanying notes are an integral part of the financial statements.	111

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Johnson & Johnson (continued)
5.850%, 07/15/2038	$285,000	$412,102
Laboratory Corp. of America Holdings 2.950%, 12/01/2029	500,000	520,146
Medtronic, Inc. 4.375%, 03/15/2035	500,000	615,070
Merck & Company, Inc. 2.750%, 02/10/2025	850,000	890,239
Novartis Capital Corp. 3.000%, 11/20/2025	500,000	529,856
Pfizer, Inc.
2.750%, 06/03/2026	713,000	755,060
4.400%, 05/15/2044	264,000	328,148
Quest Diagnostics, Inc.
4.200%, 06/30/2029	500,000	564,512
4.700%, 03/30/2045	500,000	619,195
Regeneron Pharmaceuticals, Inc. 2.800%, 09/15/2050	1,000,000	937,071
Stryker Corp. 4.625%, 03/15/2046	350,000	448,193
UnitedHealth Group, Inc.
4.375%, 03/15/2042	50,000	60,916
4.450%, 12/15/2048	300,000	382,845
5.800%, 03/15/2036	300,000	416,083
Utah Acquisition Sub, Inc. 3.950%, 06/15/2026	500,000	539,094
Viatris, Inc. 2.700%, 06/22/2030	500,000	501,774
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/2026	500,000	522,286
Zoetis, Inc. 2.000%, 05/15/2030	500,000	492,877
		26,267,590
Industrials – 2.8%
3M Company 3.000%, 08/07/2025	330,000	349,333
AerCap Ireland Capital DAC
3.300%, 01/30/2032	500,000	509,386
4.450%, 04/03/2026	400,000	434,489
Air Lease Corp.
3.125%, 12/01/2030	600,000	612,223
3.625%, 12/01/2027	400,000	421,110
American Airlines 2016-2 Class AA Pass Through Trust 3.200%, 06/15/2028	229,350	230,520
Burlington Northern Santa Fe LLC 4.400%, 03/15/2042	50,000	60,845
Canadian Pacific Railway Company 4.450%, 03/15/2023	300,000	309,958
Carrier Global Corp. 3.577%, 04/05/2050	500,000	531,614
Caterpillar, Inc. 3.400%, 05/15/2024	500,000	524,786
CSX Corp.
3.350%, 11/01/2025	420,000	448,111
3.800%, 04/15/2050	1,000,000	1,138,056
Deere & Company 3.100%, 04/15/2030	500,000	538,868
Delta Air Lines 2019-1 Class AA Pass Through Trust 3.204%, 04/25/2024	200,000	206,781
Equifax, Inc. 3.100%, 05/15/2030	1,200,000	1,256,015
FedEx Corp.
3.875%, 08/01/2042	420,000	461,072
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
FedEx Corp. (continued)
4.400%, 01/15/2047	$350,000	$412,185
General Electric Company
4.500%, 03/11/2044 (C)	500,000	611,046
6.750%, 03/15/2032	66,000	90,008
6.875%, 01/10/2039	168,000	250,066
Honeywell International, Inc. 1.950%, 06/01/2030	500,000	497,105
John Deere Capital Corp. 2.050%, 01/09/2025	500,000	513,746
Johnson Controls, Inc. 5.700%, 03/01/2041	150,000	181,212
Kansas City Southern 2.875%, 11/15/2029	500,000	517,782
Lockheed Martin Corp. 3.800%, 03/01/2045	400,000	457,244
Norfolk Southern Corp. 4.837%, 10/01/2041	240,000	302,404
Northrop Grumman Corp. 3.250%, 01/15/2028	300,000	321,065
Precision Castparts Corp. 3.250%, 06/15/2025	500,000	530,056
Raytheon Technologies Corp.
4.625%, 11/16/2048	500,000	640,510
6.125%, 07/15/2038	225,000	316,819
Roper Technologies, Inc. 4.200%, 09/15/2028	500,000	561,296
Southwest Airlines Company 5.250%, 05/04/2025	1,200,000	1,332,820
The Boeing Company
2.600%, 10/30/2025	438,000	449,997
5.805%, 05/01/2050	600,000	812,476
8.750%, 09/15/2031	90,000	132,404
Thomson Reuters Corp. 4.500%, 05/23/2043	250,000	276,659
Trane Technologies Global Holding Company, Ltd. 4.300%, 02/21/2048	600,000	731,130
Union Pacific Corp.
3.250%, 08/15/2025	500,000	530,630
3.799%, 10/01/2051 to 04/06/2071	1,113,000	1,290,382
United Airlines 2016-2 Class AA Pass Through Trust 2.875%, 10/07/2028	236,566	240,872
United Parcel Service, Inc. 3.400%, 03/15/2029	400,000	436,235
Verisk Analytics, Inc. 4.125%, 03/15/2029	600,000	668,976
		21,138,292
Information technology – 2.5%
Apple, Inc.
2.400%, 05/03/2023	800,000	819,077
2.450%, 08/04/2026	1,060,000	1,106,958
3.250%, 02/23/2026	500,000	534,477
Applied Materials, Inc.
3.900%, 10/01/2025	470,000	512,051
5.100%, 10/01/2035	470,000	608,127
Automatic Data Processing, Inc. 3.375%, 09/15/2025	752,000	806,336
Broadcom, Inc.
2.600%, 02/15/2033 (D)	1,000,000	974,896
3.137%, 11/15/2035 (D)	600,000	603,575
4.300%, 11/15/2032	700,000	786,643
Cisco Systems, Inc. 5.900%, 02/15/2039	80,000	114,857

The accompanying notes are an integral part of the financial statements.	112

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Eaton Corp. 3.103%, 09/15/2027	$500,000	$531,938
Fiserv, Inc. 2.250%, 06/01/2027	600,000	610,436
IBM Corp.
3.450%, 02/19/2026	1,115,000	1,194,718
4.000%, 06/20/2042	210,000	241,543
5.600%, 11/30/2039	21,000	28,683
Intel Corp. 2.700%, 12/15/2022	690,000	704,266
Microsoft Corp.
2.525%, 06/01/2050	1,538,000	1,499,839
3.125%, 11/03/2025	438,000	467,230
NXP BV 3.400%, 05/01/2030 (D)	520,000	554,170
Oracle Corp.
2.400%, 09/15/2023	435,000	443,608
2.650%, 07/15/2026	310,000	318,584
2.950%, 05/15/2025	550,000	571,093
4.125%, 05/15/2045	500,000	527,469
PayPal Holdings, Inc.
2.300%, 06/01/2030	600,000	609,392
2.850%, 10/01/2029	1,000,000	1,052,432
QUALCOMM, Inc. 1.650%, 05/20/2032	566,000	535,228
Visa, Inc.
2.050%, 04/15/2030	600,000	607,742
3.150%, 12/14/2025	463,000	494,019
4.300%, 12/14/2045	463,000	582,623
Xerox Corp. 6.750%, 12/15/2039	60,000	66,830
		18,508,840
Materials – 0.9%
Air Products and Chemicals, Inc. 1.850%, 05/15/2027	500,000	507,134
Eastman Chemical Company 4.650%, 10/15/2044	500,000	597,957
Freeport-McMoRan, Inc. 3.875%, 03/15/2023	500,000	516,935
Glencore Funding LLC 2.625%, 09/23/2031 (D)	500,000	485,935
Huntsman International LLC 4.500%, 05/01/2029	500,000	552,692
International Paper Company 5.000%, 09/15/2035	500,000	623,882
Newmont Corp. 4.875%, 03/15/2042	270,000	338,166
Potash Corp. of Saskatchewan, Inc. 5.625%, 12/01/2040	150,000	190,559
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	100,000	137,612
Rio Tinto Finance USA PLC 4.750%, 03/22/2042	270,000	345,902
Rio Tinto Finance USA, Ltd. 5.200%, 11/02/2040	250,000	332,602
Teck Resources, Ltd. 6.250%, 07/15/2041	270,000	358,098
The Dow Chemical Company
4.375%, 11/15/2042	590,000	696,794
9.400%, 05/15/2039	130,000	232,911
Vale Overseas, Ltd. 6.875%, 11/10/2039	350,000	469,879
		6,387,058
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate – 0.7%
American Campus Communities Operating Partnership LP 3.625%, 11/15/2027	$200,000	$213,574
American Tower Corp. 5.000%, 02/15/2024	500,000	537,993
Crown Castle International Corp. 3.700%, 06/15/2026	400,000	428,680
CubeSmart LP 4.000%, 11/15/2025	200,000	214,641
Digital Realty Trust LP 4.450%, 07/15/2028	200,000	225,429
Duke Realty LP 3.250%, 06/30/2026	200,000	212,284
Extra Space Storage LP 2.350%, 03/15/2032	500,000	486,043
Mid-America Apartments LP 3.950%, 03/15/2029	800,000	893,094
Service Properties Trust 4.500%, 03/15/2025	200,000	194,784
Simon Property Group LP
3.375%, 06/15/2027	500,000	536,294
3.500%, 09/01/2025	441,500	470,515
SL Green Operating Partnership LP 3.250%, 10/15/2022	500,000	508,144
		4,921,475
Utilities – 2.2%
AEP Transmission Company LLC 3.750%, 12/01/2047	400,000	449,132
Ameren Corp. 3.500%, 01/15/2031	1,000,000	1,078,678
American Water Capital Corp. 4.300%, 09/01/2045	350,000	418,221
Arizona Public Service Company 3.350%, 05/15/2050	500,000	509,029
Berkshire Hathaway Energy Company
4.500%, 02/01/2045	500,000	605,453
6.125%, 04/01/2036	436,000	593,420
Consolidated Edison Company of New York, Inc. 3.950%, 04/01/2050	700,000	799,678
Dominion Energy, Inc.
3.375%, 04/01/2030	600,000	636,727
3.900%, 10/01/2025	242,000	261,002
Duke Energy Carolinas LLC 6.000%, 01/15/2038	200,000	278,335
Duke Energy Corp.
3.750%, 04/15/2024	500,000	525,065
4.800%, 12/15/2045	500,000	613,816
Entergy Texas, Inc. 1.750%, 03/15/2031	700,000	656,345
Essential Utilities, Inc. 4.276%, 05/01/2049	500,000	593,217
Eversource Energy 4.250%, 04/01/2029	500,000	557,606
Exelon Corp. 3.400%, 04/15/2026	542,000	577,352
Exelon Generation Company LLC 6.250%, 10/01/2039	160,000	199,815
Florida Power & Light Company 5.650%, 02/01/2037	290,000	384,946
Georgia Power Company 5.950%, 02/01/2039 (C)	335,000	438,724
Indiana Michigan Power Company 6.050%, 03/15/2037	187,000	254,663

The accompanying notes are an integral part of the financial statements.	113

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	$700,000	$695,790
NiSource, Inc. 3.950%, 03/30/2048	400,000	449,263
Oncor Electric Delivery Company LLC 7.500%, 09/01/2038	188,000	297,788
Pacific Gas & Electric Company
2.500%, 02/01/2031	600,000	571,536
3.450%, 07/01/2025	30,000	31,115
3.750%, 07/01/2028	30,000	31,195
4.550%, 07/01/2030	227,000	245,432
4.950%, 07/01/2050	227,000	247,216
PacifiCorp 6.000%, 01/15/2039	335,000	458,456
Public Service Company of Colorado 3.600%, 09/15/2042	500,000	552,822
Public Service Electric & Gas Company 3.000%, 05/15/2025	250,000	261,937
San Diego Gas & Electric Company 6.125%, 09/15/2037	202,000	273,035
Southern California Edison Company
2.250%, 06/01/2030	700,000	690,784
5.350%, 07/15/2035	130,000	161,346
The Southern Company 3.250%, 07/01/2026	572,000	605,109
Virginia Electric & Power Company
3.450%, 09/01/2022	50,000	50,610
8.875%, 11/15/2038	190,000	335,055
Xcel Energy, Inc. 3.300%, 06/01/2025	400,000	419,950
		16,809,663
TOTAL CORPORATE BONDS (Cost $186,475,558)		$204,757,324
MUNICIPAL BONDS – 0.6%
Bay Area Toll Authority (California) 6.907%, 10/01/2050	50,000	88,177
Illinois State Toll Highway Authority 6.184%, 01/01/2034	150,000	204,543
Maryland State Transportation Authority 5.888%, 07/01/2043	60,000	85,377
Metropolitan Washington Airports Authority 7.462%, 10/01/2046	40,000	70,472
New Jersey Turnpike Authority 7.102%, 01/01/2041	90,000	141,203
New York State Dormitory Authority 5.628%, 03/15/2039	340,000	438,908
New York State Urban Development Corp. 5.770%, 03/15/2039	300,000	369,622
State of California, GO
7.300%, 10/01/2039	400,000	627,526
7.500%, 04/01/2034	80,000	122,425
State of Illinois, GO
5.100%, 06/01/2033	115,000	132,927
7.350%, 07/01/2035	280,000	352,464
State of Texas, GO 5.517%, 04/01/2039	260,000	365,836
State of Utah, GO
3.539%, 07/01/2025	390,000	407,644
4.554%, 07/01/2024	150,000	157,968
State of Washington, GO 5.481%, 08/01/2039	260,000	361,816
Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
Texas Transportation Commission State Highway Fund 5.178%, 04/01/2030	$310,000	$372,153
University of California 5.770%, 05/15/2043	320,000	446,256
TOTAL MUNICIPAL BONDS (Cost $3,686,860)		$4,745,317
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.4%
Commercial and residential – 2.1%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4 3.705%, 09/15/2048	145,000	153,535
BANK Series 2017-BNK6, Class A4 3.254%, 07/15/2060	2,000,000	2,113,992
CD Mortgage Trust Series 2017-CD3, Class A4 3.631%, 02/10/2050	1,090,000	1,172,971
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	488,940	491,558
Series 2012-CR5, Class A4, 2.771%, 12/10/2045	179,000	181,569
Series 2013-CR8, Class AM, 3.791%, 06/10/2046 (D)(E)	630,000	649,543
Series 2014-CR14, Class A3, 3.955%, 02/10/2047	1,000,000	1,043,847
Series 2014-CR21, Class A3, 3.528%, 12/10/2047	639,549	664,353
Series 2015-CR27, Class A4, 3.612%, 10/10/2048	1,000,000	1,065,826
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/2049	3,000,000	3,120,799
Series 2017-GS5, Class A3, 3.409%, 03/10/2050	3,000,000	3,202,708
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A4 4.133%, 08/15/2046 (E)	301,517	310,242
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class A4 4.166%, 12/15/2046	500,000	522,533
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.918%, 02/15/2046	240,000	242,972
Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class AS 4.013%, 06/15/2048 (E)	500,000	530,149
		15,466,597
U.S. Government Agency – 0.3%
Federal Home Loan Mortgage Corp.
Series K041, Class A2, 3.171%, 10/25/2024	700,000	735,775
Series K047, Class A2, 3.329%, 05/25/2025 (E)	700,000	744,244
Series K050, Class A2, 3.334%, 08/25/2025 (E)	700,000	746,392
		2,226,411
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,548,204)		$17,693,008

The accompanying notes are an integral part of the financial statements.	114

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Total Bond Market Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 0.2%
SMB Private Education Loan Trust Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	$2,000,000	$1,982,943
TOTAL ASSET BACKED SECURITIES (Cost $1,999,917)		$1,982,943
COMMON STOCKS – 0.0%
Energy – 0.0%
Noble Corp. (F)	38	943
TOTAL COMMON STOCKS (Cost $508)		$943
WARRANTS – 0.0%
Noble Corp. (Expiration Date: 2-5-28; Strike Price: $23.13) (F)	154	1,163
TOTAL WARRANTS (Cost $279)		$1,163
SHORT-TERM INVESTMENTS – 18.2%
Short-term funds – 18.2%
John Hancock Collateral Trust, 0.1697% (G)(H)	359,831	3,599,385
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	132,436,803	132,436,803
TOTAL SHORT-TERM INVESTMENTS (Cost $136,036,925)		$136,036,188
Total Investments (Total Bond Market Trust) (Cost $812,741,496) – 112.8%		$843,788,483
Other assets and liabilities, net – (12.8%)		(96,023,425)
TOTAL NET ASSETS – 100.0%		$747,765,058
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	All or a portion of this security is on loan as of 12-31-21.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Non-income producing security.
(G)	The rate shown is the annualized seven-day yield as of 12-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Ultra Short Term Bond Trust
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.0%
U.S. Government Agency – 1.0%
Federal Home Loan Mortgage Corp.
1.640%, (6 month LIBOR + 1.515%), 12/01/2035 (A)	$35,427	$36,273
1.697%, (12 month LIBOR + 1.447%), 06/01/2036 (A)	15,989	16,693
1.815%, (6 month LIBOR + 1.565%), 12/01/2036 (A)	21,946	22,540
1.878%, (12 month LIBOR + 1.618%), 02/01/2036 (A)	50,434	52,915
1.900%, (12 month LIBOR + 1.608%), 05/01/2037 (A)	66,316	69,624
1.905%, (12 month LIBOR + 1.641%), 09/01/2043 (A)	305,917	318,972
2.169%, (1 Year CMT + 2.088%), 12/01/2035 (A)	104,423	108,789
2.290%, (1 Year CMT + 2.165%), 11/01/2036 (A)	84,129	88,428
2.295%, (1 Year CMT + 2.295%), 08/01/2035 (A)	70,186	73,854
2.356%, (1 Year CMT + 2.231%), 05/01/2034 (A)	101,920	106,555
Federal National Mortgage Association
1.571%, (12 month LIBOR + 1.295%), 10/01/2038 (A)	41,844	43,375
1.636%, (6 month LIBOR + 1.490%), 10/01/2035 (A)	146,072	149,543
1.677%, (6 month LIBOR + 1.520%), 02/01/2035 (A)	70,369	73,278
1.708%, (12 month LIBOR + 1.447%), 04/01/2035 (A)	283,177	291,223
1.831%, (12 month LIBOR + 1.557%), 07/01/2035 (A)	168,059	173,357
2.275%, (1 Year CMT + 2.170%), 01/01/2036 (A)	40,806	42,570
2.281%, (1 Year CMT + 2.175%), 01/01/2036 (A)	110,383	115,197
2.318%, (1 Year CMT + 2.197%), 05/01/2036 (A)	191,050	199,652
2.320%, (1 Year CMT + 2.195%), 02/01/2035 (A)	118,919	125,358
2.354%, (1 Year CMT + 2.274%), 07/01/2035 (A)	99,846	104,777
2.458%, (1 Year CMT + 2.333%), 05/01/2034 (A)	46,069	48,281
Government National Mortgage Association 1.625%, (1 Year CMT + 1.500%), 08/20/2032 to 08/20/2035 (A)	218,999	225,452
		2,486,706
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $2,500,153)		$2,486,706
CORPORATE BONDS – 53.9%
Communication services – 2.1%
AT&T, Inc. 3.000%, 06/30/2022	3,200,000	3,224,386
Charter Communications Operating LLC 4.464%, 07/23/2022	2,000,000	2,029,520
		5,253,906
Consumer discretionary – 4.8%
Daimler Finance North America LLC 2.850%, 01/06/2022 (B)	2,000,000	2,000,316
eBay, Inc. 2.750%, 01/30/2023	3,000,000	3,066,253

The accompanying notes are an integral part of the financial statements.	115

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nissan Motor Acceptance Company LLC 3.875%, 09/21/2023 (B)	$1,500,000	$1,560,365
Toyota Motor Credit Corp. 1.150%, 05/26/2022	2,000,000	2,006,318
Volkswagen Group of America Finance LLC 3.125%, 05/12/2023 (B)	3,000,000	3,084,082
		11,717,334
Consumer staples – 1.2%
The Kroger Company 2.800%, 08/01/2022	2,791,000	2,818,446
Energy – 2.6%
Energy Transfer LP 4.500%, 11/01/2023	3,000,000	3,142,516
The Williams Companies, Inc. 4.500%, 11/15/2023	3,000,000	3,160,491
		6,303,007
Financials – 27.5%
Athene Global Funding 0.950%, 01/08/2024 (B)	3,000,000	2,981,885
Bank of America Corp. 4.000%, 04/01/2024	2,000,000	2,126,098
Bank of Montreal 2.900%, 03/26/2022	2,000,000	2,012,485
BNP Paribas SA 2.950%, 05/23/2022 (B)	2,000,000	2,019,365
Brighthouse Financial Global Funding (SOFR + 0.760%) 0.809%, 04/12/2024 (A)(B)	2,000,000	2,009,599
Capital One Financial Corp. 3.750%, 04/24/2024	3,176,000	3,347,362
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%) 07/24/2023	3,000,000	3,036,019
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/2022	3,000,000	3,064,733
Five Corners Funding Trust 4.419%, 11/15/2023 (B)	3,000,000	3,179,731
ING Groep NV 3.150%, 03/29/2022	2,000,000	2,013,074
JPMorgan Chase & Co. (1.514% to 6-1-23, then SOFR + 1.455%) 06/01/2024	5,000,000	5,037,958
KeyBank NA 3.300%, 02/01/2022	2,000,000	2,004,441
Lloyds Banking Group PLC 3.000%, 01/11/2022	2,000,000	2,001,052
Metropolitan Life Global Funding I 3.375%, 01/11/2022 (B)	3,000,000	3,001,786
Morgan Stanley (3.737% to 4-24-23, then 3 month LIBOR + 0.847%) 04/24/2024	3,000,000	3,103,625
NatWest Markets PLC 3.625%, 09/29/2022 (B)	5,000,000	5,111,496
Santander Holdings USA, Inc. 3.244%, 10/05/2026	3,000,000	3,131,273
The Bank of New York Mellon Corp. 3.450%, 08/11/2023	3,000,000	3,125,729
The Bank of Nova Scotia 1.950%, 02/01/2023	3,000,000	3,034,741
The Goldman Sachs Group, Inc. 5.750%, 01/24/2022	2,000,000	2,006,015
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc. 3.300%, 03/08/2022	$2,000,000	$2,005,519
U.S. Bancorp 3.000%, 03/15/2022	2,000,000	2,006,213
UBS Group AG (1.008% to 7-30-23, then 1 Year CMT + 0.830%) 07/30/2024 (B)	3,000,000	2,990,422
Wells Fargo & Company 3.750%, 01/24/2024	3,000,000	3,149,874
		67,500,495
Health care – 2.4%
Abbott Laboratories 2.550%, 03/15/2022	3,000,000	3,013,108
Cigna Corp. 0.613%, 03/15/2024	3,000,000	2,975,001
		5,988,109
Industrials – 2.7%
AerCap Ireland Capital DAC 3.150%, 02/15/2024	2,000,000	2,062,796
CNH Industrial Capital LLC 4.375%, 04/05/2022	2,500,000	2,522,311
IHS Markit, Ltd. 5.000%, 11/01/2022 (B)	2,000,000	2,057,000
		6,642,107
Information technology – 4.6%
Hewlett Packard Enterprise Company 4.400%, 10/15/2022	2,000,000	2,044,853
IBM Corp. 2.850%, 05/13/2022	2,835,000	2,860,970
NXP BV 4.875%, 03/01/2024 (B)	3,000,000	3,222,618
Oracle Corp. 2.625%, 02/15/2023	3,000,000	3,053,400
		11,181,841
Materials – 2.4%
Georgia-Pacific LLC 0.625%, 05/15/2024 (B)	3,000,000	2,960,708
Graphic Packaging International LLC 0.821%, 04/15/2024 (B)	3,000,000	2,952,311
		5,913,019
Utilities – 3.6%
Alexander Funding Trust 1.841%, 11/15/2023 (B)	3,000,000	3,010,186
Eversource Energy 2.800%, 05/01/2023	2,000,000	2,034,875
FirstEnergy Corp. 4.750%, 03/15/2023	1,675,000	1,742,000
Southern California Edison Company 2.400%, 02/01/2022	2,000,000	2,002,967
		8,790,028
TOTAL CORPORATE BONDS (Cost $132,015,282)		$132,108,292
MUNICIPAL BONDS – 0.8%
Port Authority of New York & New Jersey 1.086%, 07/01/2023	2,000,000	2,010,658
TOTAL MUNICIPAL BONDS (Cost $2,000,000)		$2,010,658

The accompanying notes are an integral part of the financial statements.	116

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 0.6%
Commercial and residential – 0.4%
COLT Mortgage Loan Trust Series 2020-3, Class A1 1.506%, 04/27/2065 (B)(C)	$351,005	$350,972
Vista Point Securitization Trust Series 2020-1, Class A1 1.763%, 03/25/2065 (B)(C)	664,873	666,723
		1,017,695
U.S. Government Agency – 0.2%
Federal National Mortgage Association Series 2013-10, Class FT (1 month LIBOR + 0.350%) 0.452%, 04/25/2042 (A)	623,219	625,200
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,640,445)		$1,642,895
ASSET BACKED SECURITIES – 17.8%
Ally Auto Receivables Trust
Series 2019-3, Class A3 1.930%, 05/15/2024	398,436	400,713
Series 2019-4, Class A3 1.840%, 06/17/2024	1,599,703	1,608,796
American Tower Trust Series 2013, Class 2A 3.070%, 03/15/2048 (B)	2,500,000	2,502,049
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.590%, 10/20/2025	3,000,000	3,019,276
Avis Budget Rental Car Funding AESOP LLC Series 2019-3A, Class A 2.360%, 03/20/2026 (B)	3,000,000	3,066,551
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	3,753,000	3,698,316
CarMax Auto Owner Trust
Series 2018-1, Class A4 2.640%, 06/15/2023	249,093	249,825
Series 2018-4, Class A3 3.360%, 09/15/2023	242,861	244,575
Series 2019-1, Class A3 3.050%, 03/15/2024	640,372	645,740
Carvana Auto Receivables Trust Series 2021-N4, Class A1 0.830%, 09/11/2028	2,000,000	1,996,002
CCG Receivables Trust Series 2019-1, Class B 3.220%, 09/14/2026 (B)	1,140,000	1,159,453
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.870%, 08/16/2032 (B)	392,750	393,198
CNH Equipment Trust Series 2020-A, Class A3 1.160%, 06/16/2025	1,882,018	1,887,971
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.380%, 05/20/2024 (B)	345	346
Flagship Credit Auto Trust
Series 2018-2, Class D 4.230%, 09/16/2024 (B)	1,140,000	1,175,291
Series 2021-1, Class A 0.310%, 06/16/2025 (B)	968,485	966,299
Ford Credit Auto Lease Trust
Series 2020-A, Class A3 1.850%, 03/15/2023	282,971	283,437
Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Lease Trust (continued)
Series 2020-A, Class B 2.050%, 06/15/2023	$2,290,000	$2,306,653
Ford Credit Floorplan Master Owner Trust Series 2019-3, Class A1 2.230%, 09/15/2024	1,566,000	1,584,639
GreatAmerica Leasing Receivables Funding LLC Series 2021-1, Class A2 0.270%, 06/15/2023 (B)	1,823,106	1,821,128
HPEFS Equipment Trust
Series 2020-2A, Class A2 0.650%, 07/22/2030 (B)	153,304	153,329
Series 2021-1A, Class A2 0.270%, 03/20/2031 (B)	1,630,524	1,628,932
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A2 0.210%, 07/15/2024	2,000,000	1,996,428
Nissan Auto Lease Trust Series 2019-B, Class A4 2.290%, 04/15/2025	12,824	12,833
Nissan Auto Receivables Owner Trust
Series 2018-A, Class A4 2.890%, 06/17/2024	1,408,010	1,414,780
Series 2018-B, Class A3 3.060%, 03/15/2023	131,301	131,572
Series 2019-A, Class A3 2.900%, 10/16/2023	855,477	861,525
Series 2019-B, Class A3 2.500%, 11/15/2023	1,206,373	1,216,224
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A 1.370%, 10/15/2024 (B)	332,616	333,594
Santander Drive Auto Receivables Trust
Series 2021-3, Class A2 0.290%, 05/15/2024	1,413,808	1,413,374
Series 2021-3, Class A3 0.330%, 03/17/2025	242,000	241,085
SMB Private Education Loan Trust Series 2015-A, Class A2A 2.490%, 06/15/2027 (B)	36,475	36,503
Tesla Auto Lease Trust Series 2020-A, Class A3 0.680%, 12/20/2023 (B)	434,000	434,109
Verizon Owner Trust
Series 2018-A, Class A1A 3.230%, 04/20/2023	5,365	5,373
Series 2020-B, Class A 0.470%, 02/20/2025	3,000,000	2,991,976
Westlake Automobile Receivables Trust
Series 2019-2A, Class C 2.840%, 07/15/2024 (B)	744,296	747,949
Series 2021-3A, Class A2 0.570%, 09/16/2024 (B)	650,000	649,521
World Omni Auto Receivables Trust
Series 2018-C, Class A3 3.130%, 11/15/2023	138,215	138,942
Series 2018-D, Class A3 3.330%, 04/15/2024	176,497	177,909
TOTAL ASSET BACKED SECURITIES (Cost $43,979,213)		$43,596,216

The accompanying notes are an integral part of the financial statements.	117

John Hancock Variable Insurance Trust
Portfolio of Investments — December 31, 2021 (showing percentage of total net assets)

Ultra Short Term Bond Trust (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 25.1%
U.S. Government – 24.5%
U.S. Treasury Bill
0.045%, 02/24/2022 *	$10,000,000	$9,999,603
0.047%, 03/03/2022 *	13,000,000	12,998,988
0.051%, 01/27/2022 *	18,000,000	17,999,670
0.052%, 02/15/2022 *	19,000,000	18,999,376
		59,997,637
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,559,059	1,559,059
TOTAL SHORT-TERM INVESTMENTS (Cost $61,555,474)		$61,556,696
Total Investments (Ultra Short Term Bond Trust) (Cost $243,690,567) – 99.2%		$243,401,463
Other assets and liabilities, net – 0.8%		1,935,895
TOTAL NET ASSETS – 100.0%		$245,337,358
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $58,227,817 or 23.7% of the fund's net assets as of 12-31-21.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(D)	The rate shown is the annualized seven-day yield as of 12-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The accompanying notes are an integral part of the financial statements.	118

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Variable Insurance Trust and Shareholders of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of Active Bond Trust, Core Bond Trust, High Yield Trust, Investment Quality Bond Trust, Money Market Trust, Opportunistic Fixed Income Trust, Select Bond Trust, Short Term Government Income Trust, Strategic Income Opportunities Trust, Total Bond Market Trust and Ultra Short Term Bond Trust (eleven of the funds constituting John Hancock Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (included in Item 1 of this Form N-CSR) and the portfolios of investments (included in Item 6 of this Form N-CSR) as of December 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Boston, Massachusetts

February 18, 2022

We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.

2 of 2

 (b) Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds– Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK VARIABLE INSURANCE TRUST

/s/ Andrew Arnott

____________________

Andrew Arnott

President

Date: February 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

____________________

Andrew Arnott

President

Date: February 18, 2022

/s/ Charles A. Rizzo

____________________

Charles A. Rizzo

Chief Financial Officer

Date: February 18, 2022